UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Lincoln iShares® Fixed Income Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–115.03%
Fixed Income Funds–115.03%
iShares 1-3 Year Treasury Bond ETF	134	$11,134
iShares Broad USD Investment Grade Corporate Bond ETF	290	15,550
iShares Core U.S. Aggregate Bond ETF	499	52,654
iShares iBoxx $ High Yield Corporate Bond ETF	38	3,285
iShares iBoxx $ Investment Grade Corporate Bond ETF	26	2,988

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	150	$15,500
iShares U.S. Treasury Bond ETF	647	15,748

Total Investment Companies (Cost $118,694)		116,859

TOTAL VALUE OF SECURITIES–115.03% (Cost $118,694)	116,859
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(15.03%)	(15,269)

NET ASSETS APPLICABLE TO 10,229 SHARES OUTSTANDING–100.00%	$101,590

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes.

Lincoln iShares® Fixed Income Allocation Fund–1

Lincoln iShares® Fixed Income Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Fixed Income Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$116,859

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

Lincoln iShares® Fixed Income Allocation Fund–2

Lincoln iShares® U.S. Moderate Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–95.68%
Equity Funds–61.94%
iShares Core S&P 500 ETF	1,273	$372,645
iShares Core S&P Mid-Cap ETF	1,031	207,530
iShares Core S&P Small-Cap ETF	338	29,487
iShares Edge MSCI Min Vol USA ETF	1,733	98,850
iShares Edge MSCI USA Momentum Factor ETF	498	59,262

		767,774

Fixed Income Funds–33.74%
iShares 1-3 Year Treasury Bond ETF	516	42,875
iShares Broad USD Investment Grade Corporate Bond ETF	758	40,644
iShares Core U.S. Aggregate Bond ETF	2,263	238,792

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx $ High Yield Corporate Bond ETF	171	$14,781
iShares MBS ETF	393	40,609
iShares U.S. Treasury Bond ETF	1,667	40,575

		418,276

Total Investment Companies (Cost $1,091,474)		1,186,050

TOTAL VALUE OF SECURITIES–95.68% (Cost $1,091,474)	1,186,050
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.32%	53,585

NET ASSETS APPLICABLE TO 105,427 SHARES OUTSTANDING–100.00%	$1,239,635

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

Lincoln iShares® U.S. Moderate Allocation Fund–1

Lincoln iShares® U.S. Moderate Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® U.S. Moderate Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$1,186,050

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

Lincoln iShares® U.S. Moderate Allocation Fund–2

Lincoln iShares® Global Growth Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–93.67%
Equity Funds–53.36%
iShares Core S&P 500 ETF	697	$204,033
iShares Core S&P Mid-Cap ETF	507	102,054
iShares Core S&P Small-Cap ETF	422	36,815
iShares Edge MSCI Min Vol USA ETF	945	53,903
iShares Edge MSCI USA Momentum Factor ETF	275	32,725

		429,530

Fixed Income Funds–25.95%
iShares 1-3 Year Treasury Bond ETF	9	748
iShares 7-10 Year Treasury Bond ETF	8	809
iShares Broad USD Investment Grade Corporate Bond ETF	285	15,282
iShares Core U.S. Aggregate Bond ETF	1,082	114,173
iShares iBoxx $ High Yield Corporate Bond ETF	33	2,853
iShares iBoxx $ Investment Grade Corporate Bond ETF	7	804
iShares MBS ETF	445	45,982

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares Short-Term Corporate Bond ETF	243	$12,595
iShares U.S. Treasury Bond ETF	641	15,602

		208,848

International Equity Funds–14.36%
iShares Core MSCI EAFE ETF	1,164	74,589
iShares Core MSCI Emerging Markets ETF	757	39,197
iShares Edge MSCI Min Vol Emerging Markets ETF	30	1,779

		115,565

Total Investment Companies (Cost $698,942)		753,943

TOTAL VALUE OF SECURITIES–93.67% (Cost $698,942)	753,943
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–6.33%	50,958

NET ASSETS APPLICABLE TO 67,907 SHARES OUTSTANDING–100.00%	$804,901

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Securities

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

Lincoln iShares®Global Growth Allocation Fund–1

Lincoln iShares® Global Growth Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Global Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$753,943

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

Lincoln iShares® Global Growth Allocation Fund –2

LVIP American Balanced Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.97%
INVESTMENT COMPANY–2.97%
Fixed Income Fund–2.97%
American Funds Insurance Series® –
Mortgage Bond Fund	2,606,583	$26,821,740

Total Affiliated Investment (Cost $26,715,962)		26,821,740

UNAFFILIATED INVESTMENTS–97.10%
INVESTMENT COMPANIES–97.10%
Asset Allocation Fund–15.02%
²American Funds® –
Capital Income Builder	2,246,890	135,644,736

		135,644,736

Equity Funds–31.37%
²American Funds® –
American Mutual Fund	1,276,052	54,678,839
American Funds Insurance Series® –
Blue Chip Income & Growth Fund	4,402,603	64,013,848
Growth Fund	1,338,374	109,505,793
Growth-Income Fund	1,048,791	54,998,608

		283,197,088

Fixed Income Funds–31.76%
²American Funds® –
Bond Fund of America	13,631,749	169,987,911
High-Income Trust	1,767,835	18,120,311
Intermediate Bond Fund of America	5,499,740	71,936,605
American Funds Insurance Series® –
U.S. Government/AAA-Rated Securities Fund	2,258,155	26,759,132

		286,803,959

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds–6.03%
American Funds Insurance Series® –
Global Growth & Income Fund	1,215,893	$18,311,346
Global Small Capitalization Fund	1,393,399	36,144,780

		54,456,126

Global Fixed Income Fund–1.98%
American Funds Insurance Series® –
Global Bond Fund	1,546,777	17,865,270

		17,865,270

International Equity Funds–10.94%
American Funds Insurance Series® –
International Fund	3,540,006	71,755,912
New World Fund	1,158,521	27,039,869

		98,795,781

Total Unaffiliated Investments (Cost $779,385,069)		876,762,960

TOTAL VALUE OF SECURITIES–100.07% (Cost $806,101,031)	903,584,700
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(595,611)

NET ASSETS APPLICABLE TO 70,047,316 SHARES OUTSTANDING–100.00%	$902,989,089

²	Class R-6 shares.

Class 1 shares.

See accompanying notes.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$26,821,740
Unaffiliated Investment Companies	876,762,960

Total Investments	$903,584,700

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–2.97%@
Fixed Income Fund–2.97%@
American Funds Insurance Series - Mortgage Bond Fund	$27,338,990	$2,027,714	$2,078,928	$(64,166)	$(401,870)	$26,821,740	2,606,583	$87,807	$—

@	As a percentage of Net Assets as of September 30, 2018.

Class 1 shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.36%
Asset Allocation Fund–14.09%
²American Funds® –
Capital Income Builder	469,535	$28,345,826

		28,345,826

Equity Funds–22.33%
²American Funds® –
American Mutual Fund	238,097	10,202,454
Investment Company of America	241,918	10,184,750
American Funds Insurance Series® –
Growth Fund	224,618	18,378,248
Growth-Income Fund	117,413	6,157,157

		44,922,609

Fixed Income Funds–53.83%
²American Funds® –
High-Income Trust	395,829	4,057,248
Intermediate Bond Fund of America	1,847,127	24,160,420
Mortgage Fund	821,768	8,012,238
American Funds Insurance Series® –
Bond Fund	5,672,028	60,066,781
U.S. Government/AAA-Rated Securities Fund	1,011,204	11,982,770

		108,279,457

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Global Equity Fund–2.01%
American Funds Insurance Series® –
Global Small Capitalization Fund	155,986	$4,046,287

		4,046,287

Global Fixed Income Fund–2.99%
American Funds Insurance Series® –
Global Bond Fund	519,480	5,999,999

		5,999,999

International Equity Funds–4.96%
²American Funds® –
New World Fund	61,772	3,957,129
American Funds Insurance Series® –
International Fund	297,193	6,024,102

		9,981,231

Money Market Fund–0.15%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	300,648	300,648

		300,648

Total Investment Companies (Cost $192,861,557)		201,876,057

TOTAL VALUE OF SECURITIES–100.36% (Cost $192,861,557)	201,876,057
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(715,303)

NET ASSETS APPLICABLE TO 17,222,580 SHARES OUTSTANDING–100.00%	$201,160,754

²	Class R-6 shares.

Class 1 shares.

See accompanying notes.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund” ) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$201,876,057

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Income Allocation Fund–2

LVIP American Growth Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.14%
Asset Allocation Fund–11.02%
²American Funds® –
Capital Income Builder	1,636,971	$98,823,939

		98,823,939

Equity Funds–36.45%
²American Funds® –
American Mutual Fund	1,479,034	63,376,586
American Funds Insurance Series® –
Blue Chip Income & Growth Fund	4,998,671	72,680,678
Growth Fund	1,329,584	108,786,534
Growth-Income Fund	1,562,892	81,958,070

		326,801,868

Fixed Income Funds–26.79%
²American Funds® –
Bond Fund of America	10,691,986	133,329,061
Intermediate Bond Fund of America	4,780,986	62,535,292
Mortgage Fund	2,734,778	26,664,084
American Funds Insurance Series® –
U.S. Government/AAA-Rated Securities Fund	1,495,656	17,723,521

		240,251,958

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Global Equity Funds–8.05%
American Funds Insurance Series® –
Global Growth & Income Fund	1,811,862	$27,286,649
Global Small Capitalization Fund	1,730,336	44,884,905

		72,171,554

International Equity Funds–17.81%
²American Funds® –
New World Fund	548,243	35,120,454
American Funds Insurance Series® –
International Fund	6,144,930	124,557,733

		159,678,187

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	214,618	214,618

		214,618

Total Investment Companies (Cost $790,019,934)		897,942,124

TOTAL VALUE OF SECURITIES–100.14% (Cost $790,019,934)	897,942,124
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(1,236,593)

NET ASSETS APPLICABLE TO 66,619,593 SHARES OUTSTANDING–100.00%	$896,705,531

²	Class R-6 shares.

Class 1 shares.

See accompanying notes.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$897,942,124

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–0.00%@
Fixed Income Fund–0.00%@
×American Funds Insurance Series - Mortgage Bond Fund	$26,733,430	$2,215,487	$28,674,236	$(106,407)	$(168,274)	$—	—	$87,328	$—

@	As a percentage of Net Assets as of September 30, 2018.
Class 1 shares.
×	Issuer was not an investment of the Fund at September 30, 2018.
†	Non-income producing.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Growth Allocation Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.00%
INVESTMENT COMPANIES–95.00%
Equity Funds–95.00%
*American Century VP–
Capital Appreciation Fund	4,796,566	$80,966,026
Mid Cap Value Fund	14,519,977	313,341,110

Total Affiliated Investments (Cost $352,916,009)		394,307,136

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.89%
INVESTMENT COMPANY–4.89%
Money Market Fund–4.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	20,292,392	$20,292,392

Total Unaffiliated Investment (Cost $20,292,392)		20,292,392

TOTAL VALUE OF SECURITIES–99.89% (Cost $373,208,401)	414,599,528
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	463,322

NET ASSETS APPLICABLE TO 29,918,551 SHARES OUTSTANDING–100.00%	$415,062,850

*	Class I shares.

«	Includes $784,690 cash collateral held at broker and $20,844 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$245,362	$246,704	12/18/18	$—	$ (1,342)
3	Euro	438,075	441,098	12/18/18	—	(3,023)
3	Japanese Yen	332,025	337,308	12/18/18	—	(5,283)

					—	(9,648)

Equity Contracts:
15	E-Mini Russell 2000 Index	1,275,600	1,290,164	12/24/18	—	(14,564)
59	E-mini S&P 500 Index	8,611,050	8,569,752	12/24/18	41,298	—
38	E-mini S&P MidCap 400 Index	7,695,760	7,752,532	12/24/18	—	(56,772)
9	Euro STOXX 50 Index	353,923	347,177	12/24/18	6,746	—
3	FTSE 100 Index	292,737	283,976	12/24/18	8,761	—
2	Nikkei 225 Index (OSE)	424,573	394,659	12/14/18	29,914	—

					86,719	(71,336)

Total Futures Contracts					$86,719	$ (80,984)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$394,307,136
Unaffiliated Investment Company	20,292,392

Total Investments	$414,599,528

Derivatives:
Assets:
Futures Contracts	$86,719

Liabilities:
Futures Contracts	$(80,984)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–95.00%@
Equity Funds–95.00%@
*American Century VP - Capital Appreciation Fund	$69,938,343	$8,885,650	$6,607,331	$135,307	$8,614,057	$80,966,026	4,796,566	$—	$381,137
*American Century VP - Mid Cap Value	279,281,226	57,738,487	10,133,520	(314,862)	(13,230,221)	313,341,110	14,519,977	3,325,391	17,375,365

Total	$349,219,569	$66,624,137	$16,740,851	$(179,555)	$(4,616,164)	$394,307,136		$3,325,391	$17,756,502

@	As a percentage of Net Assets as of September 30, 2018.
*	Class I shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Global Growth Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® – Global Growth Fund Class 1	8,181,686	$247,986,900

Total Investment Company (Cost $211,461,605)		247,986,900

TOTAL VALUE OF SECURITIES–100.06% (Cost $211,461,605)		247,986,900
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(137,922)

NET ASSETS APPLICABLE TO 12,289,281 SHARES OUTSTANDING–100.00%		$247,848,978

See accompanying notes.

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Investment Company	$247,986,900

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Global Growth Fund–2

LVIP American Global Small Capitalization Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series® –
Global Small Capitalization Fund Class 1	3,095,927	$80,307,948

Total Investment Company (Cost $60,097,046)		80,307,948

TOTAL VALUE OF SECURITIES–100.07% (Cost $60,097,046)		80,307,948
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(54,629)

NET ASSETS APPLICABLE TO 4,863,782 SHARES OUTSTANDING–100.00%		$80,253,319

See accompanying notes.

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Small Capitalization Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Company	$80,307,948

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Global Small Capitalization Fund–2

LVIP American Growth Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series® –
Growth Fund Class 1	8,962,380	$733,301,968

Total Investment Company (Cost $589,078,642)		733,301,968

TOTAL VALUE OF SECURITIES–100.06% (Cost $589,078,642)		733,301,968
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(403,967)

NET ASSETS APPLICABLE TO 32,444,451 SHARES OUTSTANDING–100.00%		$732,898,001

See accompanying notes.

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Company	$733,301,968

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Growth Fund–2

LVIP American Growth-Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® –
Growth-Income Fund Class 1	12,094,868	$634,254,868

Total Investment Company (Cost $518,796,221)		634,254,868

TOTAL VALUE OF SECURITIES–100.05% (Cost $518,796,221)		634,254,868
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(320,769)

NET ASSETS APPLICABLE TO 29,021,982 SHARES OUTSTANDING–100.00%		$633,934,099

See accompanying notes.

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth-Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Company	$634,254,868

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Growth-Income Fund–2

LVIP American International Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® –
International Fund Class 1	11,397,212	$231,020,753

Total Investment Company (Cost $204,171,804)		231,020,753

TOTAL VALUE OF SECURITIES–100.06% (Cost $204,171,804)		231,020,753
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(128,121)

NET ASSETS APPLICABLE TO 15,412,327 SHARES OUTSTANDING–100.00%		$230,892,632

See accompanying notes.

LVIP American International Fund–1

LVIP American International Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American International Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Company	$231,020,753

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American International Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.76%
INVESTMENT COMPANY–3.76%
Fixed Income Fund–3.76%
American Funds Insurance Series® –
Mortgage Bond Fund	6,799,468	$69,966,527

Total Affiliated Investment (Cost $71,098,120)		69,966,527

UNAFFILIATED INVESTMENTS–96.32%
INVESTMENT COMPANIES–96.32%
Asset Allocation Fund–15.06%
²American Funds® –
Capital Income Builder	4,646,841	280,529,797

		280,529,797

Equity Funds–28.28%
²American Funds® –
American Mutual Fund	3,959,593	169,668,548
New World Fund	570,407	36,540,294
American Funds Insurance Series® –
Growth Fund	2,296,118	187,868,407
Growth-Income Fund	2,528,059	132,571,388

		526,648,637

Fixed Income Funds–37.64%
²American Funds® –
High-Income Trust	3,458,879	35,453,514
Intermediate Bond Fund of America	12,105,152	158,335,386
American Funds Insurance Series® –
Bond Fund	42,953,710	454,879,791

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
U.S. Government/AAA-Rated Securities Fund	4,417,882	$52,351,906

		701,020,597

International Equity Funds–11.01%
²American Funds® –
New Perspective Fund	1,203,088	56,472,971
American Funds Insurance Series® –
Global Growth & Income Fund	1,263,052	19,021,556
Global Small Capitalization Fund	2,164,050	56,135,449
International Fund	3,619,979	73,376,970

		205,006,946

International Fixed Income Fund–1.87%
American Funds Insurance Series® –
Global Bond Fund	3,026,193	34,952,535

		34,952,535

Money Market Fund–2.46%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	45,785,389	45,785,389

		45,785,389

Total Unaffiliated Investments (Cost $1,687,705,489)		1,793,943,901

TOTAL VALUE OF SECURITIES–100.08% (Cost $1,758,803,609)	1,863,910,428
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,448,817)

NET ASSETS APPLICABLE TO 157,504,971 SHARES OUTSTANDING–100.00%	$1,862,461,611

²	Class R-6 shares.

Class 1 shares.

«	Includes $316,200 cash collateral held at broker and $25,430 variation margin due to broker on futures contracts as of September 30, 2018.

LVIP American Global Balanced Allocation Managed Risk Funds-–1

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
465 U.S. Treasury 5 yr Notes	$52,301,601	$52,654,356	1/2/19	$(352,755)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

yr–Year

See accompanying notes.

LVIP American Global Balanced Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund

Notes

September 30, 2018(unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$69,966,527
Unaffiliated Investment Companies	1,793,943,901

Total Investments	$1,863,910,428

Derivatives:

Liabilities:
Futures Contracts	$(352,755)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Balanced Allocation Managed Risk Fund–3

LVIP American Global Balanced Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–3.76%@
Fixed Income Fund–3.76%@
American Funds Insurance Series® – Mortgage Bond Fund	$73,391,472	$3,290,843	$5,460,181	$(175,930)	$(1,079,677)	$69,966,527	6,799,468	$232,296	$—

@	As a percentage of Net Assets as of September 30, 2018.
Class 1 shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Global Balanced Allocation Managed Risk Fund–4

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–7.64%
INVESTMENT COMPANIES–7.64%
Fixed Income Fund–2.65%
American Funds Insurance Series® –
Mortgage Bond Fund	9,501,887	$97,774,419

		97,774,419

International Equity Fund–4.99%
American Funds Insurance Series® –
New World Fund	7,908,797	184,591,320

		184,591,320

Total Affiliated Investments (Cost $260,585,649)		282,365,739

UNAFFILIATED INVESTMENTS–92.42%
INVESTMENT COMPANIES–92.42%
Asset Allocation Fund–11.02%
²American Funds® –
Capital Income Builder	6,755,238	407,813,691

		407,813,691

Equity Funds–34.37%
²American Funds® –
American Mutual Fund	9,591,362	410,989,871
American Funds Insurance Series® –
Growth Fund	5,458,060	446,578,430
Growth-Income Fund	7,890,089	413,756,255

		1,271,324,556

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–21.18%
²American Funds® –
Bond Fund of America	39,230,917	$489,209,533
Intermediate Bond Fund of America	17,524,403	229,219,193
American Funds Insurance Series® –
U.S. Government/AAA-Rated Securities Fund	5,477,826	64,912,241

		783,340,967

International Equity Funds–22.91%
²American Funds® –
New Perspective Fund	4,767,213	223,772,966
American Funds Insurance Series® –
Global Growth & Income Fund	4,980,513	75,006,528
Global Small Capitalization Fund	7,134,358	185,065,255
International Fund	17,947,908	363,804,098

		847,648,847

Money Market Fund–2.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	108,836,011	108,836,011

		108,836,011

Total Unaffiliated Investments (Cost $3,115,657,719)		3,418,964,072

TOTAL VALUE OF SECURITIES–100.06% (Cost $3,376,243,368)	3,701,329,811
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(2,047,150)

NET ASSETS APPLICABLE TO 289,486,693 SHARES OUTSTANDING–100.00%	$3,699,282,661

²	Class R-6 shares.
Class 1 shares.
«	Includes $748,000 cash collateral held at broker and $60,156 variation margin due to broker on futures contracts as of September 30, 2018.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,100 U.S. Treasury 5 yr Notes	$123,724,219	$124,558,693	1/2/19	$(834,474)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

yr–Year

See accompanying notes

LLVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$282,365,739
Unaffiliated Investment Companies	3,418,964,072

Total Investments	$3,701,329,811

Derivatives:

Liabilities:
Futures Contracts	$(834,474)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Growth Allocation Managed Risk Fund–3

LVIP American Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–7.63%@
Fixed Income Fund–2.64%@
American Funds Insurance Series® – Mortgage Bond Fund	$101,174,089	$5,355,049	$7,023,945	$(247,646)	$(1,483,128)	$97,774,419	9,501,887	$322,635	$—
International Equity Fund–4.99%@
American Funds Insurance Series® – New World Fund	191,960,188	25,200,051	17,951,817	1,039,388	(15,656,490)	184,591,320	7,908,797	468,740	4,901,530

Total	$293,134,277	$30,555,100	$24,975,762	$791,742	$(17,139,618)	$282,365,739		$791,375	$4,901,530

@	As a percentage of Net Assets as of September 30, 2018

Class 1 shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Global Growth Allocation Managed Risk Fund–4

LVIP American Preservation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–51.09%
INVESTMENT COMPANY–51.09%
Fixed Income Fund–51.09%
²American Funds® –
Short-Term Bond Fund of America	34,990,800	$342,210,020

Total Affiliated Investment (Cost $347,878,589)		342,210,020

UNAFFILIATED INVESTMENTS–48.93%
INVESTMENT COMPANIES–48.93%
Fixed Income Funds–42.92%
²American Funds® –
Bond Fund of America	1,068,863	13,328,726
Intermediate Bond Fund of America	13,820,787	180,775,896
American Funds Insurance Series® –
Bond Fund	1,257,550	13,317,457
High-Income Bond Fund	1,952,181	20,263,643
Mortgage Bond Fund	1,293,936	13,314,600
U.S. Government/AAA-Rated Securities Fund	3,922,969	46,487,183

		287,487,505

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.99%
American Funds Insurance Series® –
Global Bond Fund	575,875	$6,651,360

		6,651,360

Money Market Fund–5.02%
American Funds® –
U.S. Government Money Market Fund (seven-day effective yield 1.66%)	33,597,011	33,597,011

		33,597,011

Total Unaffiliated Investments (Cost $332,972,224)		327,735,876

TOTAL VALUE OF SECURITIES–100.02% (Cost $680,850,813)	669,945,896
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(166,909)

NET ASSETS APPLICABLE TO 68,736,550 SHARES OUTSTANDING–100.00%	$669,778,987

²	Class R-6 shares.

Class 1 shares.

See accompanying notes.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Preservation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$342,210,020
Unaffiliated Investment Companies	327,735,876

Total Investments	$669,945,896

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–51.09%@
Fixed Income Fund–51.09%@
²American Funds -
Short-Term Bond Fund of America	$332,134,786	$43,683,932	$29,485,534	$(561,773)	$(3,561,391)	$342,210,020	34,990,800	$5,170,253	$—
Money Market Fund–0.00%@
×*LVIP Government Money Market Fund	19,914,507	8,288,114	28,202,621	—	—	—	—	198,397	—

Total	$352,049,293	$51,972,046	$57,688,155	$(561,773)	$(3,561,391)	$342,210,020		$5,368,650	$—

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

²	Class R-6 shares.

×	Issuer was not an investment of the Fund at September 30, 2018.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP American Preservation Fund–3

LVIP Baron Growth Opportunities Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.91%
Biotechnology–0.40%
†Denali Therapeutics	132,500	$2,880,550

		2,880,550

Building Products–2.68%
†Trex	248,200	19,106,436

		19,106,436

Capital Markets–9.09%
Cohen & Steers	191,000	7,756,510
FactSet Research Systems	50,900	11,386,839
Houlihan Lokey	102,500	4,605,325
Moelis & Co. Class A	151,000	8,274,800
Morningstar	84,000	10,575,600
MSCI Class A	125,000	22,176,250

		64,775,324

Diversified Consumer Services–2.73%
†Bright Horizons Family Solutions	165,000	19,443,600

		19,443,600

Diversified Telecommunication Services–1.64%
†Iridium Communications	519,673	11,692,643

		11,692,643

Electrical Equipment–0.91%
†Bloom Energy Class A	189,463	6,456,899

		6,456,899

Electronic Equipment, Instruments & Components–0.81%
Littelfuse	29,000	5,738,810

		5,738,810

Equity Real Estate Investment Trusts–5.82%
Alexander’s	9,425	3,235,603
Alexandria Real Estate Equities	57,000	7,170,030
American Assets Trust	63,027	2,350,277
Douglas Emmett	330,000	12,447,600
Gaming and Leisure Properties	460,000	16,215,000

		41,418,510

Food & Staples Retailing–1.13%
†Performance Food Group	241,500	8,041,950

		8,041,950

Health Care Equipment & Supplies–5.98%
†IDEXX Laboratories	124,900	31,182,534
†Neogen	43,400	3,104,402
West Pharmaceutical Services	67,500	8,334,225

		42,621,161

Hotels, Restaurants & Leisure–21.04%
Boyd Gaming	172,500	5,839,125
Choice Hotels International	310,000	25,823,000
Marriott Vacations Worldwide	197,500	22,070,625
†Penn National Gaming	422,000	13,892,240

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Pinnacle Entertainment	306,300	$10,319,247
Red Rock Resorts Class A	343,079	9,143,055
Vail Resorts	228,800	62,787,296

		149,874,588

Household Products–0.79%
Church & Dwight	94,500	5,610,465

		5,610,465

Insurance–6.93%
†Arch Capital Group	690,000	20,568,900
Kinsale Capital Group	94,965	6,064,465
Primerica	188,512	22,725,121

		49,358,486

Internet Software & Services–5.24%
†2U	95,800	7,203,202
†Benefitfocus	235,365	9,520,514
†Cision	702,447	11,801,110
†Wix.com	73,215	8,763,835

		37,288,661

IT Services–5.35%
†Gartner	173,600	27,515,600
MAXIMUS	163,000	10,604,780

		38,120,380

Life Sciences Tools & Services–3.60%
Bio-Techne	83,000	16,941,130
†Mettler-Toledo International	14,300	8,708,414

		25,649,544

Machinery–0.05%
Albany International Class A	4,600	365,700

		365,700

Media–1.25%
Manchester United Class A	396,063	8,911,417

		8,911,417

Multiline Retail–0.53%
†Ollie’s Bargain Outlet Holdings	39,149	3,762,219

		3,762,219

Professional Services–5.12%
†CoStar Group	86,689	36,482,199

		36,482,199

Software–9.63%
†Altair Engineering Class A	72,000	3,128,400
†ANSYS	126,000	23,521,680
†Ellie Mae	2,800	265,356
†Guidewire Software	131,000	13,232,310
Pegasystems	110,000	6,886,000

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
SS&C Technologies Holdings	379,000	$21,538,570

		68,572,316

Specialty Retail–0.28%
Dick’s Sporting Goods	57,000	2,022,360

		2,022,360

Textiles, Apparel & Luxury Goods–0.86%
†Under Armour Class A	263,000	5,580,860
†Under Armour Class C	28,000	544,880

		6,125,740

Thrift & Mortgage Finance–0.92%
†Essent Group	80,000	3,540,000
†LendingTree	13,000	2,991,300

		6,531,300

Trading Companies & Distributors–1.13%
Air Lease	175,000	8,029,000

		8,029,000

Total Common Stock (Cost $215,167,694)		668,880,258

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.34%
Iridium Communications 6.75%, exercise price $7.47	2,926	$2,392,239

Total Convertible Preferred Stock (Cost $731,500)		2,392,239

MASTER LIMITED PARTNERSHIPS–1.44%
Carlyle Group	270,000	6,088,500
Oaktree Capital Group	100,000	4,140,000

Total Master Limited Partnerships (Cost $8,142,105)		10,228,500

MONEY MARKET FUND–4.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	31,365,531	31,365,531

Total Money Market Fund (Cost $31,365,531)		31,365,531

TOTAL VALUE OF SECURITIES–100.09% (Cost $255,406,830)	712,866,528
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(606,545)

NET ASSETS APPLICABLE TO 12,758,394 SHARES OUTSTANDING–100.00%	$712,259,983

†	Non-income producing.

IT–Information Technology

See accompanying notes.

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$668,880,258
Convertible Preferred Stock	2,392,239
Master Limited Partnerships	10,228,500
Money Market Fund	31,365,531

Total Investments	$712,866,528

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Notes (continued)

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Baron Growth Opportunities Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.06%
Aerospace & Defense–1.05%
Lockheed Martin	19,870	$6,874,225
Northrop Grumman	22,330	7,086,872

		13,961,097

Automobiles–0.38%
Ford Motor	546,351	5,053,747

		5,053,747

Banks–12.01%
Bank of America	1,029,229	30,321,086
Bank of Hawaii	15,739	1,241,964
BB&T	45,279	2,197,843
Citigroup	438,090	31,428,577
FNB	119,979	1,526,133
JPMorgan Chase & Co.	329,857	37,221,064
PacWest Bancorp	48,143	2,294,014
People’s United Financial	129,672	2,219,985
SunTrust Banks	115,803	7,734,482
Trustmark	24,777	833,746
U.S. Bancorp	226,770	11,975,724
United Bankshares	38,506	1,399,693
Valley National Bancorp	97,711	1,099,249
Wells Fargo & Co.	534,550	28,095,948

		159,589,508

Beverages–1.56%
Coca-Cola	84,668	3,910,815
Diageo	222,948	7,901,154
PepsiCo	79,190	8,853,442

		20,665,411

Building Products–0.50%
Johnson Controls International	189,290	6,625,150

		6,625,150

Capital Markets–2.69%
Charles Schwab	79,530	3,908,900
Federated Investors Class B	34,977	843,645
Goldman Sachs Group	46,200	10,359,888
Invesco	109,714	2,510,256
Lazard Class A	50,238	2,417,955
Morgan Stanley	286,710	13,352,085
State Street	27,700	2,320,706

		35,713,435

Chemicals–1.56%
CF Industries Holdings	71,393	3,886,635
DowDuPont	154,180	9,915,316
Huntsman	64,769	1,763,660
LyondellBasell Industries Class A	34,669	3,553,919
Olin	64,471	1,655,615

		20,775,145

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–0.21%
Pitney Bowes	69,706	$493,518
Waste Management	25,908	2,341,047

		2,834,565

Communications Equipment–1.14%
Cisco Systems	116,010	5,643,887
Motorola Solutions	72,550	9,441,657

		15,085,544

Construction Materials–0.45%
CRH	183,400	6,004,774

		6,004,774

Containers & Packaging–0.90%
International Paper	116,008	5,701,793
Packaging Corp. of America	18,368	2,014,786
Sonoco Products	38,034	2,110,887
WestRock	40,500	2,164,320

		11,991,786

Distributors–0.26%
Genuine Parts	35,120	3,490,928

		3,490,928

Diversified Consumer Services–0.14%
H&R Block	71,879	1,850,884

		1,850,884

Diversified Financial Services–0.22%
AXA Equitable Holdings	133,990	2,874,085

		2,874,085

Diversified Telecommunication Services–3.51%
AT&T	153,297	5,147,713
BCE	52,920	2,144,318
CenturyLink	374,449	7,938,319
Verizon Communications	588,100	31,398,659

		46,629,009

Electric Utilities–6.69%
Alliant Energy	91,599	3,899,369
American Electric Power	59,810	4,239,333
Edison International	126,689	8,574,312
Entergy	62,814	5,096,100
Eversource Energy	64,635	3,971,174
Exelon	103,909	4,536,667
FirstEnergy	449,565	16,710,331
IDACORP	19,571	1,942,030
NextEra Energy	76,580	12,834,808
OGE Energy	79,036	2,870,588
†PG&E	228,670	10,521,107
Pinnacle West Capital	44,387	3,514,563
PPL	212,859	6,228,254

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	84,404	$3,984,713

		88,923,349

Electrical Equipment–0.56%
Eaton	41,432	3,593,397
Emerson Electric	40,256	3,082,804
nVent Electric	26,710	725,444

		7,401,645

Electronic Equipment, Instruments & Components–0.53%
CDW	78,970	7,022,012

		7,022,012

Energy Equipment & Services–0.22%
Helmerich & Payne	42,085	2,894,185

		2,894,185

Food & Staples Retailing–0.23%
Sysco	41,276	3,023,467

		3,023,467

Food Products–1.36%
Danone	28,580	2,213,293
General Mills	77,959	3,346,000
Kellogg	90,840	6,360,617
Mondelez International Class A	76,860	3,301,906
Nestle	34,430	2,870,453

		18,092,269

Gas Utilities–0.11%
New Jersey Resources	33,238	1,532,272

		1,532,272

Health Care Equipment & Supplies–2.22%
Koninklijke Philips	339,290	15,455,948
Medtronic	142,540	14,021,660

		29,477,608

Health Care Providers & Services–5.81%
Aetna	79,173	16,060,243
Anthem	94,470	25,889,503
Cardinal Health	62,290	3,363,660
CVS Health	100,850	7,938,912
Humana	13,490	4,566,635
McKesson	55,350	7,342,178
Quest Diagnostics	20,050	2,163,596
UnitedHealth Group	37,280	9,917,971

		77,242,698

Hotels, Restaurants & Leisure–0.47%
Darden Restaurants	30,097	3,346,485
McDonald’s	17,242	2,884,414

		6,230,899

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.91%
Garmin	42,517	$2,978,316
Leggett & Platt	49,738	2,178,027
Newell Brands	307,420	6,240,626
Tupperware Brands	19,266	644,448

		12,041,417

Household Products–0.84%
Kimberly-Clark	33,129	3,764,780
Procter & Gamble	89,080	7,414,128

		11,178,908

Industrial Conglomerates–2.24%
3M	29,010	6,112,697
General Electric	1,035,181	11,687,193
Honeywell International	71,830	11,952,512

		29,752,402

Insurance–4.91%
American International Group	307,100	16,350,004
Arthur J. Gallagher & Co.	101,454	7,552,236
†Brighthouse Financial	19,255	851,841
Cincinnati Financial	38,516	2,958,414
Marsh & McLennan	81,060	6,705,283
MetLife	403,122	18,833,860
Old Republic International	93,383	2,089,912
Travelers	76,620	9,938,380

		65,279,930

IT Services–0.95%
Cognizant Technology Solutions Class A	70,230	5,418,245
International Business Machines	24,960	3,774,202
Western Union	177,836	3,389,554

		12,582,001

Leisure Products–0.26%
†Mattel	220,097	3,455,523

		3,455,523

Machinery–0.33%
Caterpillar	13,652	2,081,793
Pentair	53,630	2,324,861

		4,406,654

Media–1.80%
Cinemark Holdings	42,269	1,699,214
Comcast Class A	437,510	15,492,229
Interpublic Group	259,412	5,932,752
Meredith	15,434	787,906

		23,912,101

Multiline Retail–1.17%
Dollar General	26,830	2,932,519
Kohl’s	58,158	4,335,679

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	116,596	$4,049,379
Target	47,273	4,169,951

		15,487,528

Multi-Utilities–3.46%
Avista	25,298	1,279,067
Black Hills	20,592	1,196,189
CenterPoint Energy	157,771	4,362,368
CMS Energy	81,359	3,986,591
Dominion Energy	63,529	4,464,818
DTE Energy	35,985	3,927,043
NiSource	132,588	3,304,093
NorthWestern	19,362	1,135,775
Public Service Enterprise Group	276,537	14,598,388
Sempra Energy	31,116	3,539,445
WEC Energy Group	63,434	4,234,854

		46,028,631

Oil, Gas & Consumable Fuels–10.15%
Anadarko Petroleum	40,920	2,758,417
BP	2,497,070	19,179,835
Chevron	36,098	4,414,063
ConocoPhillips	39,915	3,089,421
Devon Energy	222,190	8,874,269
Exxon Mobil	56,309	4,787,391
Hess	164,724	11,790,944
HollyFrontier	65,903	4,606,620
Marathon Oil	176,930	4,118,930
Marathon Petroleum	131,060	10,480,868
Occidental Petroleum	73,922	6,074,171
ONEOK	189,460	12,843,493
Suncor Energy	555,420	21,489,200
TOTAL ADR	100,596	6,477,376
Valero Energy	39,457	4,488,234
Williams	343,200	9,331,608

		134,804,840

Paper & Forest Products–0.09%
Domtar	23,825	1,242,950

		1,242,950

Personal Products–0.54%
Nu Skin Enterprises Class A	18,946	1,561,529
Unilever (New York Shares)	100,420	5,578,331

		7,139,860

Pharmaceuticals–7.29%
AstraZeneca	229,141	17,809,238
Bayer	70,438	6,257,144
Eli Lilly & Co.	38,720	4,155,043
Merck & Co.	271,820	19,282,911
Novo Nordisk ADR	140,870	6,640,612

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	970,424	$42,766,586

		96,911,534

Professional Services–0.68%
Experian	188,750	4,847,760
Nielsen Holdings	150,490	4,162,553

		9,010,313

Road & Rail–0.39%
Union Pacific	31,752	5,170,178

		5,170,178

Semiconductors & Semiconductor Equipment–1.90%
Intel	48,775	2,306,570
QUALCOMM	247,792	17,848,458
Taiwan Semiconductor Manufacturing ADR	114,960	5,076,634

		25,231,662

Software–3.92%
Constellation Software	6,030	4,434,418
Microsoft	200,480	22,928,898
Oracle	478,350	24,663,726

		52,027,042

Specialty Retail–0.88%
L Brands	107,444	3,255,553
Lowe’s	73,980	8,494,384

		11,749,937

Technology Hardware, Storage & Peripherals–0.93%
Lenovo Group	5,618,000	4,104,947
Samsung Electronics GDR	3,955	4,140,885
Seagate Technology	86,064	4,075,130

		12,320,962

Thrift & Mortgage Finance–0.14%
New York Community Bancorp	179,932	1,865,895

		1,865,895

Tobacco–1.35%
Altria Group	244,482	14,744,709
Philip Morris International	39,766	3,242,520

		17,987,229

Trading Companies & Distributors–0.15%
Watsco	11,394	2,029,271

		2,029,271

Total Common Stock (Cost $928,871,262)		1,196,602,240

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MASTER LIMITED PARTNERSHIP–0.81%
Enterprise Products Partners	376,050	$10,803,917

Total Master Limited Partnership (Cost $10,591,124)		10,803,917

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	117,403,703	$117,403,703

Total Money Market Fund (Cost $117,403,703)		117,403,703

TOTAL VALUE OF SECURITIES–99.71% (Cost $1,056,866,089)	1,324,809,860
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	3,851,236

NET ASSETS APPLICABLE TO 61,765,866 SHARES OUTSTANDING–100.00%	$1,328,661,096

†	Non-income producing.

«	Includes $2,748,004 cash collateral held at broker and $16,950 variation margin due to broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
18	British Pound	$1,472,175	$1,480,227	12/18/18	$—	$(8,052)
17	Euro	2,482,425	2,499,557	12/18/18	—	(17,132)
16	Japanese Yen	1,770,800	1,798,974	12/18/18	—	(28,174)

					—	(53,358)

Equity Contracts:
11	Dow Jones U.S. Real Estate Index	349,800	355,544	12/24/18	—	(5,744)
21	E-mini Russell 2000 Index	1,785,840	1,805,543	12/24/18	—	(19,703)
321	E-mini S&P 500 Index	46,849,950	46,626,598	12/24/18	223,352	—
41	E-mini S&P MidCap 400 Index	8,303,320	8,364,339	12/24/18	—	(61,019)
64	Euro STOXX 50 Index	2,516,785	2,468,812	12/24/18	47,973	—
15	FTSE 100 Index	1,463,685	1,419,887	12/24/18	43,798	—
9	Nikkei 225 Index (OSE)	1,910,579	1,775,967	12/14/18	134,612	—

					449,735	(86,466)

Total Futures Contracts					$449,735	$(139,824)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

FTSE–Financial Times Stock Exchange

GDR–Global Depository Receipt

IT–Information Technology

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$1,196,602,240
Master Limited Partnership	10,803,917
Money Market Fund	117,403,703

Total Investments	$1,324,809,860

Derivatives:

Assets:
Futures Contracts	449,735

Liabilities:
Futures Contracts	$(139,824)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–97.11%
INVESTMENT COMPANY–97.11%
Global Multi-Asset Fund–97.11%
*BlackRock Global Allocation V.I. Fund	56,176,119	$962,296,917

Total Affiliated Investment (Cost $936,269,571)		962,296,917

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–2.96%
INVESTMENT COMPANY–2.96%
Money Market Fund–2.96%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	29,324,605	$29,324,605

Total Unaffiliated Investment (Cost $29,324,605)		29,324,605

TOTAL VALUE OF SECURITIES–100.07% (Cost $965,594,176)	991,621,522
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(687,042)

NET ASSETS APPLICABLE TO 92,773,109 SHARES OUTSTANDING–100.00%	$990,934,480

*	Class I shares.

«	Includes $201,960 cash collateral held at broker and $16,242 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
297 U.S. Treasury 5 yr Notes	$33,405,539	$33,630,847	1/2/19	$(225,308)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

yr–Year

See accompanying notes.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, the “Underlying Funds”). The Fund Values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$962,296,917
Unaffiliated Investment Company	29,324,605

Total Investments	$991,621,522

Derivatives:

Liabilities:
Futures Contracts	$(225,308)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–97.11%@
Global Multi-Asset Fund–97.11%@
*BlackRock Global Allocation V.I. Fund	$1,004,795,267	$31,039,070	$66,252,065	$(1,957,427)	$(5,327,928)	$962,296,917	56,176,119	$741,984	$6,925,524

@As a percentage of Net Assets as of September 30, 2018.

*Class I Shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.06%
Equity Funds–52.09%
iShares Core S&P 500 ETF	261,402	$76,520,208
iShares Core S&P Mid-Cap ETF	88,253	17,764,446
iShares Edge MSCI Min Vol USA ETF	1,157,922	66,047,871
iShares Russell 2000 ETF	102,239	17,232,383

		177,564,908

Fixed Income Funds–26.56%
iShares Broad USD Investment Grade Corporate Bond ETF	266,284	14,278,148
iShares Core U.S. Aggregate Bond ETF	433,018	45,692,059
iShares MBS ETF	146,917	15,180,934
iShares U.S. Treasury Bond ETF	631,594	15,372,998

		90,524,139

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–18.50%
iShares Edge MSCI Min Vol EAFE ETF	598,816	$43,599,793
iShares Edge MSCI Min Vol Emerging Markets ETF	328,049	19,453,306

		63,053,099

Money Market Fund–2.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	9,921,218	9,921,218

		9,921,218

Total Investment Companies (Cost $311,703,145)		341,063,364

TOTAL VALUE OF SECURITIES–100.06% (Cost $311,703,145)	341,063,364
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(221,345)

NET ASSETS APPLICABLE TO 28,752,941 SHARES OUTSTANDING–100.00%	$340,842,019

«	Includes $59,840 cash collateral held at broker for futures contracts and $4,813 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
88 U.S. Treasury 5 yr Notes	$9,897,937	$9,964,695	1/2/19	$(66,758)
The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

USD–U.S. Dollar

yr–Year

See accompanying notes.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$341,063,364

Derivatives:
Liabilities:
Futures Contracts	$(66,758)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes (continued)

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.02%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		43,220	$43,376
◆CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34		84,208	85,374
•PHHMC Trust Series 2007-6 A1 5.863% 12/18/37		193	194
◆WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		156,671	158,793
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		16,196	16,441

Total Non-Agency Collateralized Mortgage Obligations (Cost $309,983)			304,178

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.24%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.959% 12/10/30		1,014,000	1,000,930
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	912,309
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.551% 4/10/34		883,000	885,798
•Irvine Core Office Trust Series 2013-IRV A2 3.279% 5/15/48		798,000	787,760
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46		357,000	349,390

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,052,901)			3,936,187

ΔSOVEREIGN BONDS–43.46%
Australia–2.56%
Australia Government Bonds
0.75% 11/21/27	AUD	28,250,000	20,744,076
1.00% 11/21/18	AUD	4,875,000	3,838,313
1.25% 2/21/22	AUD	5,255,000	4,418,827
3.00% 9/20/25	AUD	6,115,000	6,214,597
4.00% 8/20/20	AUD	5,195,000	6,848,425

			42,064,238

Canada–0.87%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	4,203,199	4,611,951
4.25% 12/1/21	CAD	9,424,603	8,162,225
4.25% 12/1/26	CAD	1,498,577	1,495,665

			14,269,841

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Denmark–0.43%
Denmark Inflation Linked Government Bond
0.10% 11/15/23	DKK	42,724,844	$7,122,781

			7,122,781

France–9.39%
French Republic Government Bond O.A.T.
0.10% 3/1/21	EUR	11,687,334	14,201,650
0.10% 7/25/21	EUR	8,307,842	10,121,378
0.10% 3/1/25	EUR	17,106,921	21,288,697
0.10% 3/1/28	EUR	5,351,788	6,672,743
0.25% 7/25/24	EUR	6,952,272	8,808,354
1.10% 7/25/22	EUR	14,929,866	19,186,493
1.85% 7/25/27	EUR	23,834,470	34,620,598
2.10% 7/25/23	EUR	1,792,635	2,431,383
2.25% 7/25/20	EUR	28,406,444	35,647,345
3.40% 7/25/29	EUR	760,717	1,293,394

			154,272,035

Germany–4.14%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	12,402,031	15,455,098
0.10% 4/15/26	EUR	9,148,031	11,653,183
0.50% 4/15/30	EUR	4,708,694	6,387,419
1.75% 4/15/20	EUR	28,307,075	34,631,618

			68,127,318

Italy–7.12%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	10,076,758	11,362,098
0.45% 5/22/23	EUR	2,006,654	2,220,328
1.25% 10/27/20	EUR	14,255,043	16,851,215
1.30% 5/15/28	EUR	9,523,945	10,580,357
2.10% 9/15/21	EUR	17,634,014	21,409,981
2.35% 9/15/19	EUR	5,141,385	6,162,097
2.35% 9/15/24	EUR	1,680,296	2,051,813
2.60% 9/15/23	EUR	18,872,293	23,333,635
3.10% 9/15/26	EUR	17,847,732	22,961,258

			116,932,782

Japan–7.80%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	671,985,800	6,097,671
0.10% 3/10/24	JPY	864,018,000	7,855,400
0.10% 9/10/24	JPY	1,035,699,500	9,439,067
0.10% 3/10/25	JPY	2,951,930,400	26,967,996
0.10% 3/10/26	JPY	2,058,325,668	18,858,625
0.10% 3/10/27	JPY	3,166,654,200	29,069,005
0.10% 3/10/28	JPY	3,256,006,808	29,946,551

			128,234,315

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
New Zealand–0.10%
New Zealand Government Inflation Linked Bond
2.50% 9/20/40	NZD	2,147,000	$1,658,028

			1,658,028

Spain–2.60%
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,028,774	1,251,577
0.30% 11/30/21	EUR	14,277,401	17,462,838
0.65% 11/30/27	EUR	6,254,374	7,705,255
0.70% 11/30/33	EUR	1,702,798	2,020,913
1.80% 11/30/24	EUR	10,655,385	14,260,404

			42,700,987

Sweden–1.03%
Sweden Inflation Linked Bonds
0.125% 6/1/19	SEK	17,465,000	2,080,796
0.125% 6/1/26	SEK	12,325,000	1,659,673
0.125% 12/1/27	SEK	4,090,000	548,163
0.25% 6/1/22	SEK	22,950,000	2,987,895
1.00% 6/1/25	SEK	31,395,000	4,426,807
4.00% 12/1/20	SEK	30,130,000	5,201,451

			16,904,785

United Kingdom–7.42%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	36,265,867	48,866,621
0.125% 3/22/24	GBP	9,336,991	13,623,047
0.125% 3/22/26	GBP	16,160,795	24,244,156
0.125% 8/10/28	GBP	2,123,587	3,315,897
1.875% 11/22/22	GBP	6,204,968	9,518,162
2.50% 4/16/20	GBP	4,740,000	22,318,561

			121,886,444

Total Sovereign Bonds (Cost $713,502,518)			714,173,554

U.S. TREASURY OBLIGATIONS–53.19%
¥U.S. Treasury Inflation Index Bond 2.50% 1/15/29		12,527,658	14,408,275
U.S. Treasury Inflation Index Notes 0.125% 4/15/21		37,364,011	36,604,688

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Notes (continued)
0.125% 1/15/22	59,524,435	$58,061,426
0.125% 4/15/22	43,910,246	42,671,841
0.125% 7/15/22	36,453,450	35,577,004
0.125% 1/15/23	36,916,357	35,744,946
0.125% 7/15/24	44,506,454	42,764,952
0.125% 7/15/26	41,159,570	38,821,298
¥0.25% 1/15/25	89,458,598	85,859,115
0.375% 7/15/23	28,723,392	28,167,298
0.375% 7/15/25	43,091,269	41,732,605
0.375% 1/15/27	35,199,255	33,618,038
0.375% 7/15/27	50,969,145	48,718,006
0.50% 1/15/28	52,471,944	50,374,777
0.625% 7/15/21	38,862,720	38,765,820
0.625% 4/15/23	21,062,058	20,794,806
0.625% 1/15/24	35,112,100	34,649,871
0.625% 1/15/26	45,111,770	44,156,375
0.75% 7/15/28	74,429,602	73,287,479
1.125% 1/15/21	32,671,580	32,871,729
1.75% 1/15/28	3,301,988	3,535,857
2.00% 1/15/26	3,910,676	4,207,458
2.375% 1/15/25	25,619,665	27,918,756
2.375% 1/15/27	568,582	633,540

Total U.S. Treasury Obligations (Cost $886,801,228)		873,945,960

	Number of Shares

MONEY MARKET FUND–1.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	29,163,780	29,163,780

Total Money Market Fund (Cost $29,163,780)		29,163,780

TOTAL VALUE OF SECURITIES–98.69% (Cost $1,633,830,410)	1,621,523,659
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.31%	21,583,344

NET ASSETS APPLICABLE TO 162,335,518 SHARES OUTSTANDING–100.00%	$1,643,107,003

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

«	Includes $9,709 variation margin due to broker on futures contracts as of September 30, 2018.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(4,491,000)	USD	5,217,607	10/4/18	$869	$—
BCLY	GBP	(1,255,000)	USD	1,639,030	11/5/18	425	—
BCLY	SEK	(147,626,000)	USD	16,203,366	10/4/18	—	(415,387)
BMO	JPY	373,408,000	USD	(3,305,709)	10/4/18	—	(17,800)
BNP	GBP	(7,493,000)	USD	9,863,949	10/4/18	95,004	—
CITI	AUD	(50,744,000)	USD	36,449,440	10/4/18	—	(231,295)
CITI	EUR	2,348,000	USD	(2,744,765)	10/4/18	—	(17,332)
GSC	AUD	615,000	USD	(446,969)	10/4/18	—	(2,412)
GSC	EUR	(2,535,000)	USD	2,952,152	11/5/18	—	(149)
GSC	JPY	3,780,000	USD	(33,337)	10/1/18	—	(62)
GSC	JPY	364,464,000	USD	(3,256,867)	10/4/18	—	(47,711)
JPMC	EUR	1,197,000	USD	(1,398,557)	10/4/18	—	(8,124)
JPMC	GBP	(8,061,000)	USD	10,696,765	10/4/18	187,294	—
MSC	EUR	(329,391,000)	USD	381,720,244	10/4/18	—	(899,856)
MSC	GBP	(100,621,000)	USD	129,591,318	10/4/18	—	(1,592,589)
NT	DKK	(43,999,000)	USD	6,838,109	10/4/18	—	(15,607)
NT	GBP	378,898	USD	(500,000)	10/4/18	—	(6,014)
RBC	GBP	8,757,000	USD	(11,558,338)	10/4/18	—	(141,462)
TD	AUD	(6,785,000)	USD	4,873,590	10/4/18	—	(31,005)
TD	NZD	(2,397,000)	USD	1,571,267	10/4/18	—	(17,646)
UBS	JPY	(15,396,533,000)	USD	138,693,260	10/4/18	3,124,632	—
WBC	CAD	(17,533,000)	USD	13,306,275	10/4/18	—	(269,998)

Total Foreign Currency Exchange Contracts						$3,408,224	$(3,714,449)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(216)	Australia 10 yr Bonds	$(20,118,546)	$(20,221,567)	12/18/18	$103,021	$—
(224)	Euro-O.A.T.	(39,284,359)	(39,610,526)	12/7/18	326,167	—
(63)	Japan 10 yr Bonds (OSE)	(83,221,880)	(83,310,404)	12/14/18	88,524	—
311	Long Gilt	49,023,924	49,223,279	12/28/18	—	(199,355)
284	U.S. Treasury 2 yr Notes	59,848,563	59,927,803	1/2/19	—	(79,240)
360	U.S. Treasury 5 yr Notes	40,491,562	40,785,216	1/2/19	—	(293,654)
526	U.S. Treasury 10 yr Notes	62,478,938	62,823,895	12/20/18	—	(344,957)
(450)	U.S. Treasury 10 yr Ultra Notes	(56,700,000)	(57,485,098)	12/20/18	785,098	—
29	U.S. Treasury Ultra Bonds	4,474,156	4,574,081	12/20/18	—	(99,925)

Total Futures Contracts					$1,302,810	$(1,017,131)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BCLY–Barclays Bank

BMO–Bank of Montreal

BNP–BNP Paribas

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DKK–Danish Krone

EUR–Euro

GSC–Goldman Sachs Capital

GBP–British Pound Sterling

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

NT–Northern Trust

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

OSE–Osaka Securities Exchange

RBC–Royal Bank of Canada

SEK–Swedish Krona

TD–Toronto Dominion

USD–United States Dollar

WBC–Westpac Banking

yr–Year

See accompanying notes.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total

Investments:

Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$304,178	$304,178
Non-Agency Commercial Mortgage-Backed Securities	—	3,936,187	3,936,187
Sovereign Bonds	—	714,173,554	714,173,554
U.S. Treasury Obligations	—	873,945,960	873,945,960
Money Market Fund	29,163,780	—	29,163,780

Total Investments	$29,163,780	$1,592,359,879	$1,621,523,659

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$3,408,224	$3,408,224

Futures Contracts	$1,302,810	$—	$1,302,810

Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,714,449)	$(3,714,449)

Futures Contracts	$(1,017,131)	$—	$(1,017,131)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.51%
Equity Funds–20.71%
iShares Core Dividend Growth ETF	6,596	$244,448
iShares Core High Dividend ETF	13,942	1,262,309
iShares U.S. Preferred Stock ETF	44,439	1,650,020
iShares U.S. Real Estate ETF	3,062	245,021

		3,401,798

Fixed Income Funds–64.68%
iShares 0-5 Year High Yield Corporate Bond ETF	33,322	1,568,800
iShares CMBS ETF	9,954	495,609
iShares Floating Rate Bond ETF	14,522	740,912
iShares iBoxx $ High Yield Corporate Bond ETF	49,702	4,296,241
iShares Intermediate-Term Corporate Bond ETF	12,452	661,201
iShares Long-Term Corporate Bond ETF	19,936	1,161,671
iShares Short-Term Corporate Bond ETF	32,764	1,698,158

		10,622,592

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–13.23%
iShares Emerging Markets Dividend ETF	8,153	$317,233
iShares International Developed Real Estate ETF	8,504	243,639
iShares International Select Dividend ETF	17,290	564,173
iShares MSCI Eurozone ETF	25,536	1,047,104

		2,172,149

Money Market Fund–0.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	146,596	146,596

		146,596

Total Investment Companies (Cost $16,255,176)		16,343,135

TOTAL VALUE OF SECURITIES–99.51% (Cost $16,255,176)	16,343,135
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	80,399

NET ASSETS APPLICABLE TO 1,689,071 SHARES OUTSTANDING–100.00%	$16,423,534

«	Includes $74,500 cash collateral held at broker for futures contracts and $8,653 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(6)	Euro	$(876,150)	$(883,004)	12/18/18	$6,854	$—

Equity Contracts:
3	E-mini S&P 500 Index	437,850	436,559	12/24/18	1,291	—
(8)	Euro STOXX 50 Index	(314,598)	(308,555)	12/24/18	—	(6,043)

					1,291	(6,043)

Interest Rate Contracts:
(4)	U.S. Treasury 2 yr Notes	(842,938)	(845,558)	1/2/19	2,620	—
(4)	U.S. Treasury 5 yr Notes	(449,906)	(453,677)	1/2/19	3,771	—
(1)	U.S. Treasury 10 yr Notes	(118,781)	(120,334)	12/20/18	1,553	—
(2)	U.S. Treasury Long Bonds	(281,000)	(289,778)	12/20/18	8,778	—
(2)	U.S. Treasury Ultra Bonds	(308,563)	(320,979)	12/20/18	12,416	—
3	U.S. Treasury Ultra Notes	378,000	384,536	12/20/18	—	(6,536)

					29,138	(6,536)

Total Futures Contracts					$37,283	$(12,579)

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Multi-Asset Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$16,343,135

Derivatives:

Assets:
Futures Contracts	$37,283

Liabilities:
Futures Contracts	$(12,579)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Multi-Asset Income Fund

Notes (continued)

4. Subsequent Events

On June 5, 2018, the Board of Trustees of the Fund approved a plan of liquidation (the “Plan”) for the Fund, a series of Trust, and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”). The liquidation of the Fund will occur only if the Plan is approved by Beneficial Owners. The Fund will be mailing Beneficial Owners a proxy statement with important information they should consider before voting on the plan. If approved, the liquidation of the Fund is expected to occur on or about November 16, 2018 (“Liquidation Date”).

LVIP BlackRock Multi-Asset Income Fund–4

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–49.39%
U.S. MARKETS–27.71%
Aerospace & Defense–0.65%
Boeing	679	$252,520
Curtiss-Wright	76	10,444
Lockheed Martin	222	76,803
Raytheon	729	150,655

		490,422

Air Freight & Logistics–0.05%
FedEx	151	36,359

		36,359

Airlines–0.08%
Delta Air Lines	997	57,657

		57,657

Auto Components–0.20%
BorgWarner	220	9,412
Dana	514	9,596
Lear	882	127,890
Tenneco Class A	156	6,574

		153,472

Banks–1.26%
Bank of America	1,938	57,093
Citigroup	6,395	458,777
Citizens Financial Group	5,160	199,021
JPMorgan Chase & Co.	1,000	112,840
PacWest Bancorp	231	11,007
Regions Financial	674	12,368
SunTrust Banks	1,024	68,393
Synovus Financial	166	7,601
Webster Financial	188	11,084
Wells Fargo & Co.	188	9,881

		948,065

Biotechnology–0.80%
AbbVie	1,220	115,388
†Alexion Pharmaceuticals	177	24,605
†Alkermes	170	7,215
†Alnylam Pharmaceuticals	92	8,052
Amgen	559	115,875
†Biogen	184	65,009
†BioMarin Pharmaceutical	192	18,618
†Celgene	582	52,083
Gilead Sciences	1,151	88,869
†Incyte	190	13,125
†Regeneron Pharmaceuticals	87	35,151
†Seattle Genetics	111	8,560
†United Therapeutics	49	6,266
†Vertex Pharmaceuticals	212	40,861

		599,677

Building Products–0.19%
†Armstrong World Industries	184	12,806

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Building Products (continued)
Fortune Brands Home & Security	2,074	$108,595
Owens Corning	423	22,956

		144,357

Capital Markets–0.86%
Ameriprise Financial	1,096	161,835
Legg Mason	151	4,716
Morgan Stanley	5,600	260,792
S&P Global	1,111	217,078

		644,421

Chemicals–0.18%
Air Products & Chemicals	518	86,532
Cabot	120	7,526
Eastman Chemical	120	11,486
Trinseo	183	14,329
WR Grace & Co.	175	12,506

		132,379

Commercial Services & Supplies–0.10%
†Clean Harbors	148	10,594
Waste Management	674	60,903

		71,497

Communications Equipment–0.86%
Cisco Systems	10,431	507,468
InterDigital	145	11,600
Motorola Solutions	903	117,516
†Palo Alto Networks	46	10,362

		646,946

Consumer Finance–0.40%
American Express	2,522	268,568
Capital One Financial	315	29,903

		298,471

Diversified Consumer Services–0.05%
H&R Block	1,607	41,380

		41,380

Electric Utilities–0.12%
Evergy	970	53,272
IDACORP	119	11,808
PNM Resources	271	10,691
Portland General Electric	371	16,921

		92,692

Electrical Equipment–0.14%
AMETEK	903	71,445
Eaton	274	23,764
Rockwell Automation	52	9,751

		104,960

LVIP BlackRock Scientific Allocation Fund–1

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components–0.35%
CDW	112	$9,959
TE Connectivity	2,899	254,909

		264,868

Energy Equipment & Services–0.04%
Halliburton	686	27,804

		27,804

Equity Real Estate Investment Trusts–0.65%
American Campus Communities	323	13,295
Brandywine Realty Trust	656	10,312
Duke Realty	844	23,944
First Industrial Realty Trust	368	11,555
Highwoods Properties	249	11,768
Host Hotels & Resorts	2,479	52,307
Park Hotels & Resorts	859	28,192
Prologis	3,312	224,520
Realty Income	1,207	68,666
Sunstone Hotel Investors	627	10,258
VICI Properties	517	11,178
Weingarten Realty Investors	728	21,665

		487,660

Food & Staples Retailing–0.71%
Costco Wholesale	880	206,694
†Performance Food Group	171	5,694
Walmart	3,395	318,824

		531,212

Food Products–0.35%
Archer-Daniels-Midland	2,044	102,752
Conagra Brands	1,414	48,034
Ingredion	633	66,440
Lamb Weston Holdings	254	16,916
†Pilgrim’s Pride	1,794	32,453

		266,595

Health Care Equipment & Supplies–0.69%
Danaher	2,921	317,396
†IDEXX Laboratories	515	128,575
†Masimo	509	63,391
Stryker	52	9,239

		518,601

Health Care Providers & Services–1.24%
Aetna	168	34,079
AmerisourceBergen	1,025	94,526
Anthem	75	20,554
Chemed	35	11,185
Cigna	194	40,401
†Express Scripts Holding	84	7,981
Humana	736	249,151
McKesson	318	42,183

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
†Molina Healthcare	90	$13,383
Quest Diagnostics	799	86,220
UnitedHealth Group	692	184,100
†WellCare Health Plans	464	148,707

		932,470

Hotels, Restaurants & Leisure–1.15%
Carnival	2,635	168,034
Darden Restaurants	1,154	128,313
Domino’s Pizza	127	37,440
Extended Stay America	930	18,814
Hyatt Hotels Class A	150	11,939
Las Vegas Sands	1,925	114,210
McDonald’s	2,112	353,316
Royal Caribbean Cruises	114	14,813
Texas Roadhouse	290	20,094

		866,973

Household Durables–0.02%
KB Home	571	13,653

		13,653

Industrial Conglomerates–0.16%
Honeywell International	705	117,312

		117,312

Insurance–1.17%
Allstate	3,164	312,287
American Financial Group	76	8,434
CNA Financial	3,417	155,986
First American Financial	273	14,084
Hartford Financial Services Group	1,230	61,451
Principal Financial Group	1,269	74,351
Progressive	946	67,204
Prudential Financial	1,761	178,425
Unum Group	214	8,361

		880,583

Internet & Direct Marketing Retail–0.76%
†Amazon.com	276	552,828
†Netflix	43	16,088

		568,916

Internet Software & Services–1.99%
†Alphabet Class A	315	380,230
†Alphabet Class C	271	323,430
†Dropbox Class A	463	12,422
†Facebook Class A	3,020	496,669
†GoDaddy Class A	540	45,031
†New Relic	153	14,417
†Twitter	1,237	35,205
†VeriSign	1,054	168,766

LVIP BlackRock Scientific Allocation Fund–2

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services (continued)
†Yelp	351	$17,269

		1,493,439

IT Services–1.64%
Automatic Data Processing	912	137,402
Booz Allen Hamilton Holding	1,771	87,895
Fidelity National Information Services	2,050	223,594
Genpact	437	13,377
International Business Machines	355	53,680
Mastercard Class A	2,022	450,117
Total System Services	283	27,943
Visa Class A	1,609	241,495

		1,235,503

Life Sciences Tools & Services–0.47%
Agilent Technologies	5,000	352,700

		352,700

Machinery–0.52%
Crane	123	12,097
Illinois Tool Works	1,486	209,704
Ingersoll-Rand	1,151	117,747
ITT	195	11,946
Oshkosh	272	19,377
Terex	335	13,370
Timken	193	9,621

		393,862

Media–0.56%
†Altice USA Class A	146	2,648
Cinemark Holdings	477	19,175
Comcast Class A	4,425	156,689
Interpublic Group	4,337	99,187
Tribune Media Class A	250	9,608
Twenty-First Century Fox Class A	2,134	98,868
Twenty-First Century Fox Class B	739	33,861

		420,036

Metals & Mining–0.01%
Reliance Steel & Aluminum	133	11,344

		11,344

Multiline Retail–0.63%
Kohl’s	1,198	89,311
Nordstrom	516	30,862
Target	3,982	351,252

		471,425

Multi-Utilities–0.43%
Ameren	1,007	63,663
CenterPoint Energy	6,073	167,918
CMS Energy	1,746	85,554

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
Consolidated Edison	33	$2,514

		319,649

Oil, Gas & Consumable Fuels–1.50%
Anadarko Petroleum	1,352	91,138
Chevron	805	98,435
†CNX Resources	1,306	18,689
ConocoPhillips	4,013	310,606
Exxon Mobil	447	38,004
Marathon Oil	841	19,578
Marathon Petroleum	2,038	162,979
Murphy Oil	1,202	40,075
Occidental Petroleum	1,634	134,266
Phillips 66	1,864	210,110

		1,123,880

Personal Products–0.22%
Estee Lauder Class A	1,018	147,936
†Herbalife Nutrition	291	15,874

		163,810

Pharmaceuticals–0.90%
Bristol-Myers Squibb	3,625	225,040
Eli Lilly & Co.	247	26,506
Johnson & Johnson	1,034	142,868
Merck & Co.	378	26,815
Zoetis	2,801	256,460

		677,689

Professional Services–0.17%
Insperity	108	12,739
ManpowerGroup	1,381	118,711

		131,450

Road & Rail–0.24%
Landstar System	203	24,766
Norfolk Southern	673	121,477
Ryder System	474	34,635

		180,878

Semiconductors & Semiconductor Equipment–1.12%
Applied Materials	1,425	55,076
Intel	5,367	253,805
Lam Research	105	15,929
Maxim Integrated Products	3,774	212,816
QUALCOMM	208	14,982
Texas Instruments	2,671	286,572

		839,180

Software–1.93%
†Adobe Systems	918	247,814
CDK Global	133	8,320
Intuit	252	57,305

LVIP BlackRock Scientific Allocation Fund–3

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
Microsoft	8,486	$970,544
†RingCentral Class A	132	12,283
†VMware Class A	828	129,218
†Zendesk	228	16,188
†Zynga Class A	2,953	11,842

		1,453,514

Specialty Retail–0.32%
American Eagle Outfitters	869	21,577
†Burlington Stores	71	11,567
Home Depot	267	55,309
Penske Automotive Group	189	8,957
Tiffany & Co.	733	94,535
TJX	118	13,218
†Urban Outfitters	641	26,217
Williams-Sonoma	184	12,092

		243,472

Technology Hardware, Storage & Peripherals–1.44%
Apple	3,505	791,219
Hewlett Packard Enterprise	1,809	29,505
HP	7,238	186,523
NetApp	836	71,804

		1,079,051

Textiles, Apparel & Luxury Goods–0.31%
Columbia Sportswear	112	10,424
NIKE Class B	1,273	107,849
Ralph Lauren	205	28,198
VF	942	88,030

		234,501

Tobacco–0.06%
Philip Morris International	538	43,869

		43,869

Trading Companies & Distributors–0.01%
†HD Supply Holdings	204	8,729

		8,729

Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	9,890

		9,890

Total U.S. Markets (Cost $16,914,938)		20,827,273

§DEVELOPED MARKETS–17.17%
Aerospace & Defense–0.23%
MTU Aero Engines	201	45,297
QinetiQ Group	22,848	85,231
Thales	301	42,758

		173,286

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Air Freight & Logistics–0.01%
SG Holdings	200	$5,240

		5,240

Airlines–0.41%
Deutsche Lufthansa	4,593	112,840
Qantas Airways	45,871	195,631

		308,471

Auto Components–0.35%
Cie Generale des Etablissements Michelin	894	106,860
Cie Plastic Omnium	644	24,286
Continental	272	47,355
Delphi Technologies	455	14,269
Faurecia	917	55,193
Magna International	365	19,173

		267,136

Automobiles–0.22%
Ferrari	663	91,295
Geely Automobile Holdings	6,000	11,957
Peugeot	2,241	60,442

		163,694

Banks–2.33%
Banco Bilbao Vizcaya Argentaria	13,437	85,650
Bank Hapoalim	2,543	18,625
Bank of Nova Scotia	5,090	303,394
BNP Paribas	685	41,921
BOC Hong Kong Holdings	3,500	16,632
Canadian Imperial Bank of Commerce	124	11,619
Chiba Bank	1,000	6,830
Dah Sing Banking Group	2,000	4,021
First International Bank of Israel	562	12,683
Gunma Bank	1,200	6,178
Hokuhoku Financial Group	300	4,217
HSBC Holdings	7,471	65,223
Lloyds Banking Group	8,282	6,398
Mediobanca Banca di Credito Finanziario	7,458	74,503
Resona Holdings	21,000	117,975
Royal Bank of Canada	2,958	237,116
Senshu Ikeda Holdings	4,400	14,754
Sumitomo Mitsui Financial Group	6,500	262,357
Sumitomo Mitsui Trust Holdings	900	37,039
Suruga Bank	4,100	20,496
Toronto-Dominion Bank	6,590	400,456

		1,748,087

Beverages–0.61%
Carlsberg Class B	716	85,881
Diageo	5,174	183,364

LVIP BlackRock Scientific Allocation Fund–4

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages (continued)
Fevertree Drinks	300	$14,108
Kirin Holdings	300	7,686
Pernod Ricard	919	150,768
Royal Unibrew	171	14,084

		455,891

Biotechnology–0.10%
CSL	388	56,404
†Genmab	49	7,705
Grifols	280	7,887

		71,996

Building Products–0.09%
Cie de Saint-Gobain	1,531	66,028

		66,028

Capital Markets–0.15%
Deutsche Boerse	574	76,907
Euronext	222	14,602
Jupiter Fund Management	770	4,068
Magellan Financial Group	347	6,945
Man Group	3,850	8,852
Reinet Investments	88	1,637

		113,011

Chemicals–1.02%
Arkema	76	9,415
BASF	640	56,882
DIC	100	3,600
Koninklijke DSM	3,391	359,223
Linde	115	23,773
Lintec	200	5,122
Mitsubishi Chemical Holdings	19,500	186,642
Nippon Shokubai	100	7,772
Sika	95	13,833
Sumitomo Chemical	12,000	70,234
Tosoh	500	7,701
Ube Industries	400	10,878
Zeon	1,000	10,526

		765,601

Commercial Services & Supplies–0.08%
IWG	1,111	3,517
Rentokil Initial	4,078	16,924
Secom	300	24,455
Toppan Printing	1,000	16,062

		60,958

Communications Equipment–0.01%
Nokia	1,759	9,756

		9,756

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction & Engineering–0.41%
CIMIC Group	664	$24,651
HOCHTIEF	1,549	256,821
Maeda	1,000	13,202
Penta-Ocean Construction	1,100	7,329
WSP Global	62	3,393

		305,396

Construction Materials–0.02%
CSR	2,703	7,366
Wienerberger	344	8,603

		15,969

Consumer Finance–0.11%
Hitachi Capital	2,900	80,782

		80,782

Containers & Packaging–0.01%
Smurfit Kappa Group	145	5,734

		5,734

Distributors–0.01%
Inchcape	1,014	8,842

		8,842

Diversified Financial Services–0.01%
Tokyo Century	100	6,214

		6,214

Diversified Telecommunication Services–1.20%
BCE	1,498	60,690
Deutsche Telekom	19,640	316,620
Koninklijke KPN	52,993	139,791
Nippon Telegraph & Telephone	3,800	171,639
Proximus	605	14,456
Telenor	10,018	195,836

		899,032

Electric Utilities–0.11%
Chubu Electric Power	3,600	54,450
CLP Holdings	2,500	29,269

		83,719

Electrical Equipment–0.01%
Schneider Electric	132	10,621

		10,621

Electronic Equipment, Instruments & Components–0.06%
†Celestica	554	6,000
Electrocomponents	1,124	10,522
Japan Aviation Electronics Industry	1,000	16,846
Kingboard Laminates Holdings	2,000	1,773
Venture	700	9,027

		44,168

LVIP BlackRock Scientific Allocation Fund–5

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.08%
Petrofac	1,285	$10,850
†Saipem	5,748	35,424
TGS NOPEC Geophysical	292	11,901

		58,175

Equity Real Estate Investment Trusts–0.01%
Stockland	1,894	5,682

		5,682

Food & Staples Retailing–0.21%
Axfood	524	9,811
Kesko Class B	238	12,929
Koninklijke Ahold Delhaize	4,014	92,044
Seven & i Holdings	800	35,628
Sundrug	300	10,707

		161,119

Food Products–0.31%
†a2 Milk	451	3,366
Associated British Foods	801	23,908
Danone	1,853	143,500
Leroy Seafood Group	2,050	16,730
NH Foods	500	18,461
Salmar	237	11,829
Suedzucker	521	6,923
Tate & Lyle	1,096	9,754

		234,471

Gas Utilities–0.04%
Tokyo Gas	1,100	27,035
†Towngas China	2,000	1,750

		28,785

Health Care Equipment & Supplies–0.12%
Cochlear	335	48,586
GN Store Nord	229	11,156
Koninklijke Philips	737	33,573

		93,315

Health Care Providers & Services–0.02%
Miraca Holdings	500	13,004
NMC Health	123	5,441

		18,445

Hotels, Restaurants & Leisure–0.33%
Aristocrat Leisure	5,784	118,907
Carnival (London Stock Exchange)	1,494	92,768
International Game Technology	324	6,399
Kindred Group SDR	778	8,736
Melia Hotels International	465	5,205
Playtech	946	6,011
William Hill	2,278	7,485

		245,511

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Household Durables–0.06%
Fujitsu General	500	$8,392
Garmin	160	11,208
Haseko	800	10,386
Iida Group Holdings	200	3,557
Skyworth Digital Holdings	6,000	1,694
Sumitomo Forestry	400	6,953

		42,190

Household Products–0.04%
Lion	500	11,107
Pigeon	300	16,898

		28,005

Industrial Conglomerates–0.10%
DCC	475	43,121
Rheinmetall	333	34,820

		77,941

Insurance–1.02%
AIA Group	3,800	33,931
Allianz	642	143,116
Assicurazioni Generali	2,874	49,652
AXA	3,553	95,499
Direct Line Insurance Group	1,485	6,269
Helvetia Holding	17	10,359
Legal & General Group	3,499	11,958
Manulife Financial	3,700	66,143
Sampo Class A	1,298	67,214
Sun Life Financial	1,556	61,859
†Swiss Life Holding	72	27,292
Swiss Re	1,064	98,225
Talanx	795	30,220
Tokio Marine Holdings	500	24,806
Topdanmark	251	11,466
Tryg	619	15,410
Unipol Gruppo	1,553	6,917
Vienna Insurance Group	181	5,165

		765,501

Internet & Direct Marketing Retail–0.01%
†ASOS	141	10,589

		10,589

Internet Software & Services–0.06%
Moneysupermarket.com Group	1,236	4,493
†Shopify Class A	69	11,341
†Spotify Technology	86	15,551
†Wix.com	138	16,519

		47,904

IT Services–0.40%
†Adyen	24	19,589
Atos	888	105,679

LVIP BlackRock Scientific Allocation Fund–6

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services (continued)
Capgemini	169	$21,270
Itochu Techno-Solutions	400	8,692
Obic	400	37,845
Tech Mahindra	1,068	10,984
Wirecard	435	94,294

		298,353

Leisure Products–0.03%
†Amer Sports Class A	332	13,568
BRP	234	10,977

		24,545

Life Sciences Tools & Services–0.03%
†ICON	153	23,524

		23,524

Machinery–0.12%
Aalberts Industries	323	13,756
Cargotec Class B	223	10,025
Georg Fischer	23	26,014
Glory	100	2,444
†OC Oerlikon	512	7,022
Spirax-Sarco Engineering	176	16,746
Valmet	533	11,888

		87,895

Media–0.08%
†ALTICE EUROPE Class B	351	942
Fuji Media Holdings	500	8,894
Mediaset Espana Comunicacion	5,470	39,947
Nippon Television Holdings	400	6,928

		56,711

Metals & Mining–0.40%
Anglo American	659	14,903
Anglo American (London Stock Exchange)	3,990	89,606
Aurubis	235	16,436
BlueScope Steel	2,052	25,186
Centamin	3,479	4,816
Dowa Holdings	800	25,418
Lundin Mining	1,778	9,415
†MMG	8,000	4,139
Northern Star Resources	5,270	31,618
OZ Minerals	1,087	7,331
Regis Resources	2,046	5,502
Rio Tinto (London Stock Exchange)	854	43,188
Salzgitter	236	11,796
SSAB Class A	2,515	12,644

		301,998

Multi-Utilities–0.15%
Engie	4,413	64,892

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multi-Utilities (continued)
National Grid	4,421	$45,603

		110,495

Oil, Gas & Consumable Fuels–1.09%
Aker BP	218	9,252
BP	13,680	105,075
Canadian Natural Resources	204	6,665
Enerplus	1,146	14,151
Eni	997	18,848
Japan Petroleum Exploration	200	4,587
JXTG Holdings	22,700	171,479
Neste	625	51,667
OMV	2,100	117,985
Repsol	6,282	125,197
Royal Dutch Shell Class A	1,644	56,495
Royal Dutch Shell Class B	913	31,999
Suncor Energy	2,665	103,121

		816,521

Paper & Forest Products–0.45%
Mondi	418	11,463
Svenska Cellulosa Class B	9,106	103,177
UPM-Kymmene	5,667	222,393

		337,033

Personal Products–0.33%
Beiersdorf	43	4,852
L’Oreal	1,001	241,391

		246,243

Pharmaceuticals–1.02%
Astellas Pharma	17,800	310,505
GlaxoSmithKline	5,296	106,082
Kaken Pharmaceutical	300	15,948
Novo Nordisk Class B	2,007	94,493
Roche Holding	790	191,382
Sino Biopharmaceutical	19,500	18,184
SSY Group	2,000	1,931
Takeda Pharmaceutical	300	12,835
UCB	192	17,254

		768,614

Professional Services–0.57%
Intertek Group	1,912	124,406
Rightmove	1,930	11,848
Wolters Kluwer	4,726	294,549

		430,803

Real Estate Management & Development–0.35%
CapitaLand	4,800	11,833
Daito Trust Construction	300	38,589
Henderson Land Development	1,210	6,082
Hysan Development	4,000	20,209

LVIP BlackRock Scientific Allocation Fund–7

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Management & Development (continued)
Jiayuan International Group	2,000	$3,423
Kerry Properties	7,500	25,436
KWG Property Holding	12,000	10,975
Shenzhen Investment	8,000	2,555
Sun Hung Kai Properties	8,000	116,500
Swire Properties	2,600	9,848
TAG Immobilien	516	12,282
Wheelock & Co.	1,000	5,997
Yuexiu Property	8,000	1,431

		265,160

Road & Rail–0.11%
ComfortDelGro	30,700	54,571
East Japan Railway	100	9,290
Sotetsu Holdings	200	6,689
TFI International	291	10,562

		81,112

Semiconductors & Semiconductor Equipment–0.08%
BE Semiconductor Industries	406	8,565
Infineon Technologies	705	16,019
STMicroelectronics (French shares)	1,591	28,946
Ulvac	200	7,507

		61,037

Software–0.36%
Constellation Software	10	7,354
SAP	2,068	254,511
Software	216	9,846

		271,711

Specialty Retail–0.02%
Dixons Carphone	4,400	9,729
WH Smith	143	3,843

		13,572

Technology Hardware, Storage & Peripherals–0.02%
Logitech International Class R	358	15,999

		15,999

Textiles, Apparel & Luxury Goods–0.62%
Kering	176	94,346
†Lululemon Athletica	793	128,855
LVMH Moet Hennessy Louis Vuitton	46	16,268
†Michael Kors Holdings	879	60,264
Moncler	3,165	136,332
PRADA	1,200	5,748
Puma	51	25,166

		466,979

Tobacco–0.64%
Imperial Brands	2,843	98,976
Japan Tobacco	3,000	78,314

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Tobacco (continued)
Swedish Match	5,904	$302,262

		479,552

Trading Companies & Distributors–0.01%
Kloeckner & Co.	995	11,512

		11,512

Transportation Infrastructure–0.01%
Aena	47	8,158
Shenzhen International Holdings	1,500	3,096

		11,254

Water Utilities–0.01%
Guangdong Investment	6,000	10,654

		10,654

Wireless Telecommunication Services–0.30%
KDDI	1,000	27,627
NTT DOCOMO	6,100	164,016
Vodafone Group	16,589	35,568

		227,211

Total Developed Markets (Cost $11,955,481)		12,905,753

×EMERGING MARKETS–4.51%
Air Freight & Logistics–0.00%
Sinotrans Class H	4,000	1,630

		1,630

Airlines–0.01%
China Eastern Airlines Class H	12,000	7,695

		7,695

Auto Components–0.01%
Apollo Tyres	2,002	5,862

		5,862

Automobiles–0.04%
BAIC Motor Class H	5,500	4,405
Dongfeng Motor Group Class H	8,000	8,237
†Tata Motors	5,807	17,920

		30,562

Banks–0.23%
Agricultural Bank of China Class H	19,000	9,320
Banco do Brasil	1,665	12,117
Bangkok Bank NVDR	3,200	20,779
Bank of China Class H	49,000	21,782
China Construction Bank Class H	29,000	25,339
CTBC Financial Holding	10,000	7,533
Industrial & Commercial Bank of China Class H	39,000	28,496
OTP Bank	793	29,389

LVIP BlackRock Scientific Allocation Fund–8

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Turkiye Is Bankasi Class C	27,886	$20,423

		175,178

Beverages–0.06%
Ambev	9,100	41,460
Fraser & Neave Holdings	300	2,734

		44,194

Biotechnology–0.03%
†Celltrion	90	24,097

		24,097

Capital Markets–0.04%
China Cinda Asset Management Class H	31,000	7,841
China International Capital Class H	2,800	5,172
Edelweiss Financial Services	550	1,438
Guotai Junan Securities Class H	6,200	12,751
Yuanta Financial Holding	6,000	3,164

		30,366

Chemicals–0.07%
Pidilite Industries	309	4,458
PTT Global Chemical NVDR	19,000	47,735

		52,193

Construction & Engineering–0.21%
China Communications Construction Class H	78,000	79,710
China Railway Construction Class H	52,000	70,145
Metallurgical Corp. of China Class H	23,000	6,464
Sinopec Engineering Group Class H	3,000	3,426

		159,745

Construction Materials–0.08%
Anhui Conch Cement Class H	7,000	42,250
BBMG Class H	10,000	3,423
†Cemex	16,770	11,802
China Resources Cement Holdings	4,000	4,655

		62,130

Consumer Finance–0.01%
Ujjivan Financial Services	1,039	3,548

		3,548

Diversified Financial Services–0.03%
Haci Omer Sabanci Holding	18,863	23,848

		23,848

Diversified Telecommunication Services–0.13%
Telekomunikasi Indonesia Persero	333,700	81,513
True NVDR	65,500	12,253

		93,766

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electric Utilities–0.09%
†PGE Polska Grupa Energetyczna	23,042	$59,499
Power Grid Corp. of India	3,168	8,234

		67,733

Electrical Equipment–0.03%
Bharat Heavy Electricals	8,943	8,451
Teco Electric and Machinery	9,000	6,529
Xinjiang Goldwind Science & Technology Class H	3,400	3,653

		18,633

Electronic Equipment, Instruments & Components–0.13%
AU Optronics	38,000	16,055
China Railway Signal & Communication Class H	5,000	3,538
Delta Electronics Thailand NVDR	4,800	10,353
Innolux	203,000	70,475

		100,421

Food & Staples Retailing–0.03%
†Avenue Supermarts	397	7,645
Clicks Group	150	1,856
Magnit PJSC GDR	276	3,921
Wal-Mart de Mexico	2,700	8,191

		21,613

Food Products–0.27%
Gruma Class B	435	5,530
JBS	14,058	32,547
Uni-President China Holdings	3,000	3,200
Uni-President Enterprises	32,000	83,529
Universal Robina	30,300	81,036

		205,842

Health Care Equipment & Supplies–0.00%
Top Glove	800	2,061

		2,061

Health Care Providers & Services–0.04%
Netcare	18,643	31,917

		31,917

Hotels, Restaurants & Leisure–0.00%
Alsea	600	2,038

		2,038

Household Durables–0.01%
LG Electronics	98	6,273

		6,273

Household Products–0.03%
Hindustan Unilever	719	15,953

LVIP BlackRock Scientific Allocation Fund–9

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Household Products (continued)
Unilever Indonesia	1,100	$3,471

		19,424

Independent Power & Renewable Electricity Producers–0.06%
Datang International Power Generation Class H	16,000	4,047
Gulf Energy Development Class F	1,300	3,065
Huadian Power International Class H	6,000	2,345
Huaneng Power International Class H	58,000	38,156

		47,613

Industrial Conglomerates–0.04%
Enka Insaat ve Sanayi	4,405	3,803
KOC Holding	5,049	14,273
Turkiye Sise ve Cam Fabrikalari	12,306	11,908

		29,984

Insurance–0.02%
China Reinsurance Group Class H	26,000	5,148
HDFC Standard Life Insurance	1,215	6,564
IRB Brasil Resseguros	200	3,276

		14,988

Internet Software & Services–0.61%
†Alibaba Group Holding ADR	1,568	258,344
†Just Dial	1,074	7,075
†Sohu.com ADR	185	3,678
Tencent Holdings	4,600	189,915

		459,012

IT Services–0.14%
HCL Technologies	1,235	18,533
Infosys	2,350	23,667
†Pagseguro Digital Class A	311	8,605
Tata Consultancy Services	1,462	44,042
Wipro	2,478	11,076

		105,923

Machinery–0.03%
Sinotruk Hong Kong	1,000	2,177
Yangzijiang Shipbuilding Holdings	25,500	23,130

		25,307

Marine–0.06%
†COSCO SHIPPING Holdings Class H	10,000	4,152
MISC	27,800	40,708

		44,860

Media–0.01%
Naspers Class N	46	9,927

		9,927

Metals & Mining–0.26%
Angang Steel Class H	6,000	5,365

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
China Zhongwang Holdings	3,600	$1,761
Eregli Demir ve Celik Fabrikalari	45,630	83,395
†KGHM Polska Miedz	3,811	92,102
Maanshan Iron & Steel Class H	6,000	3,219
MMC Norilsk Nickel PJSC	59	10,256

		196,098

Multiline Retail–0.01%
Magazine Luiza	200	6,091

		6,091

Oil, Gas & Consumable Fuels–0.98%
Banpu NVDR	45,200	26,695
Bharat Petroleum	7,609	39,273
China Coal Energy Class H	13,000	5,480
China Petroleum & Chemical Class H	28,000	28,042
China Shenhua Energy Class H	16,000	36,544
CNOOC	26,000	51,480
Hindustan Petroleum	5,961	20,677
Indian Oil	7,740	16,374
LUKOIL PJSC	462	35,416
MOL Hungarian Oil & Gas	3,648	39,301
Novatek PJSC GDR	97	17,848
Oil & Natural Gas	15,571	38,063
Polski Koncern Naftowy ORLEN	2,781	76,186
†Polskie Gornictwo Naftowe i Gazownictwo	9,982	17,518
PTT Exploration & Production NVDR	24,900	119,341
PTT NVDR	25,000	41,937
SK Innovation	216	41,866
S-Oil	183	22,602
Surgutneftegas PJSC	7,572	3,170
Tatneft PJSC	1,504	19,179
Tupras Turkiye Petrol Rafinerileri	1,403	31,198
United Tractors	5,200	11,516

		739,706

Paper & Forest Products–0.01%
Indah Kiat Pulp & Paper	3,400	3,959

		3,959

Pharmaceuticals–0.03%
China Traditional Chinese Medicine Holdings	4,000	2,718
Dr Reddy’s Laboratories	131	4,573
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	7,128
Hypera	591	4,169

		18,588

LVIP BlackRock Scientific Allocation Fund–10

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Professional Services–0.00%
†51job ADR	39	$3,003

		3,003

Real Estate Management & Development–0.08%
Future Land Development Holdings	4,000	2,591
Greentown China Holdings	4,000	3,735
Guangzhou R&F Properties Class H	23,600	43,351
Kaisa Group Holdings	4,000	1,283
Logan Property Holdings	4,000	4,517
Sino-Ocean Group Holdings	4,000	1,763
Yuzhou Properties	3,000	1,219

		58,459

Semiconductors & Semiconductor Equipment–0.09%
Elite Advanced Laser	6,600	14,634
Hua Hong Semiconductor	1,000	2,154
Taiwan Semiconductor Manufacturing	6,000	51,584

		68,372

Specialty Retail–0.01%
Petrobras Distribuidora	800	3,857
Zhongsheng Group Holdings	1,500	3,652

		7,509

Technology Hardware, Storage & Peripherals–0.09%
Inventec	43,000	38,588
Legend Holdings Class H	1,400	4,292
Samsung Electronics	550	23,031

		65,911

Textiles, Apparel & Luxury Goods–0.05%
ANTA Sports Products	2,000	9,593
Feng TAY Enterprise	2,000	12,315
Formosa Taffeta	11,000	13,420
†Li Ning	1,500	1,418
Page Industries	7	3,176

		39,922

Thrift & Mortgage Finance–0.09%
Housing Development Finance	2,924	70,771

		70,771

Tobacco–0.01%
British American Tobacco Malaysia	800	6,132

		6,132

Transportation Infrastructure–0.03%
Zhejiang Expressway Class H	22,000	18,295

		18,295

Wireless Telecommunication Services–0.22%
America Movil Series L	32,363	26,027
China Mobile	11,000	108,407
Mobile TeleSystems PJSC ADR	548	4,674

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
PLDT	560	$13,992
Total Access Communication NVDR	7,000	10,173

		163,273

Total Emerging Markets (Cost $3,470,574)		3,394,472

Total Common Stock (Cost $32,340,993)		37,127,498

PREFERRED STOCK–0.22%
Banco Bradesco 3.72%	1,650	11,677
Bayerische Motoren Werke 5.91%	97	7,625
Braskem 5.55%	805	11,617
Cia Brasileira de Distribuicao 1.65%	1,632	35,153
Cia Energetica de Sao Paulo 0.27%	7,426	27,471
Itau Unibanco Holding 6.68%	6,265	68,459
Surgutneftegas PJSC 3.69%	6,712	3,900

Total Preferred Stock (Cost $186,853)		165,902

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.27%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C01 M2 6.616% (LIBOR01M + 4.40%) 1/25/24	100,000	113,867
•Series 2014-C02 2M2 4.816% (LIBOR01M + 2.60%) 5/25/24	129,380	137,159
•Series 2014-C03 2M2 5.116% (LIBOR01M + 2.90%) 7/25/24	94,646	101,145
•Series 2014-C04 1M2 7.116% (LIBOR01M + 4.90%) 11/25/24	48,807	55,887
•Series 2017-C01 1M2A 5.766% (LIBOR01M + 3.55%) 7/25/29	120,000	128,163
•Series 2017-C02 2M1 3.366% (LIBOR01M + 1.15%) 9/25/29	144,872	145,749
•Series 2017-C04 2M1 3.066% (LIBOR01M + 0.85%) 11/25/29	165,831	166,404
•Series 2017-C05 1M1 2.766% (LIBOR01M + 0.55%) 1/25/30	107,138	107,235
•Series 2017-C06 1M1 2.966% (LIBOR01M + 0.75%) 2/25/30	70,221	70,357

LVIP BlackRock Scientific Allocation Fund–11

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae Connecticut Avenue Securities (continued)
•Series 2017-C06 2M1 2.966% (LIBOR01M + 0.75%) 2/25/30	51,348	$51,381
•Series 2017-C07 2M1 2.866% (LIBOR01M + 0.65%) 5/25/30	198,123	198,172
•Series 2018-C03 1M1 2.896% (LIBOR01M + 0.68%) 10/25/30	77,227	77,361
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 5.066% (LIBOR01M + 2.85%) 4/25/28	139,754	144,682
•Series 2017-DNA1 M1 3.416% (LIBOR01M + 1.20%) 7/25/29	204,658	206,445
•Series 2017-DNA3 M1 2.966% (LIBOR01M + 0.75%) 3/25/30	233,628	234,532
•Series 2017-HQA2 M1 3.016% (LIBOR01M + 0.80%) 12/25/29	202,777	203,251
•Series 2017-HQA3 M1 2.766% (LIBOR01M + 0.55%) 4/25/30	197,094	197,094
•STACR Trust Series 2018-DNA3 M1 2.884% (LIBOR01M + 0.75%) 9/25/48	120,000	120,233

Total Agency Collateralized Mortgage Obligations (Cost $2,459,641)		2,459,117

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.92%
•Fannie Mae-Aces Series 2017-M4 A2 2.683% 12/25/26	125,000	116,621
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K056 A2 2.525% 5/25/26	140,000	131,548
◆Series K057 A2 2.57% 7/25/26	260,000	244,693
◆Series K062 A2 3.413% 12/25/26	200,000	198,630

Total Agency Commercial Mortgage-Backed Securities (Cost $720,458)		691,492

AGENCY MORTGAGE-BACKED SECURITIES–15.78%
Fannie Mae 3.50% 11/1/51	250,000	246,257
Fannie Mae S.F. 15 yr 4.00% 5/1/33	85,396	87,366

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 6/1/33	36,696	$37,451
4.00% 7/1/33	28,109	28,741
Fannie Mae S.F. 15 yr TBA
4.00% 10/1/33	19,000	19,379
Fannie Mae S.F. 30 yr
3.00% 3/1/47	24,201	23,178
3.00% 7/1/47	24,211	23,188
3.50% 2/1/45	39,400	39,088
3.50% 12/1/46	180,042	177,902
3.50% 1/1/47	161,711	159,866
3.50% 11/1/47	24,007	23,893
3.50% 1/1/48	93,248	92,189
3.50% 2/1/48	968,640	954,347
4.00% 6/1/46	129,000	131,384
4.00% 10/1/47	101,900	103,658
4.00% 9/1/48	47,000	47,513
4.50% 8/1/41	31,923	33,319
4.50% 2/1/48	1,531,766	1,596,515
4.50% 6/1/48	24,610	25,661
5.00% 2/1/35	4,463	4,739
5.00% 10/1/35	3,620	3,844
5.00% 11/1/35	4,419	4,694
5.00% 3/1/48	106,328	111,776
5.00% 4/1/48	375,316	394,067
5.50% 8/1/37	3,996	4,317
5.50% 9/1/41	48,242	52,048
5.50% 1/1/47	128,300	138,460
6.00% 12/1/36	1,036	1,141
6.00% 2/1/37	2,957	3,258
6.00% 8/1/37	3,199	3,516
6.00% 9/1/37	1,053	1,159
6.00% 5/1/38	10,528	11,516
6.00% 9/1/38	2,823	3,099
6.00% 11/1/38	2,394	2,637
6.00% 9/1/39	8,915	9,760
6.00% 3/1/40	3,927	4,296
6.00% 7/1/40	13,982	15,404
6.00% 5/1/41	5,001	5,510
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/48	25,000	23,919
3.50% 10/1/48	385,000	378,851
4.00% 10/1/48	2,644,000	2,669,820
4.50% 10/1/48	8,000	8,252
5.00% 10/1/48	7,000	7,348
5.50% 10/1/48	48,000	51,221
Freddie Mac S.F. 30 yr
3.50% 7/1/47	29,361	28,922
3.50% 9/1/47	41,167	40,631
3.50% 2/1/48	89,135	87,794
3.50% 5/1/48	53,179	52,375
4.00% 1/1/48	72,570	73,335

LVIP BlackRock Scientific Allocation Fund–12

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 6/1/48	24,242	$24,670
4.50% 5/1/40	95,954	99,841
4.50% 9/1/46	318,130	328,575
5.00% 4/1/48	302,526	318,400
5.00% 7/1/48	50,785	53,328
5.50% 3/1/34	1,193	1,293
5.50% 12/1/34	1,127	1,221
5.50% 4/1/38	4,544	4,900
5.50% 7/1/38	4,496	4,849
6.00% 3/1/36	3,448	3,816
6.00% 9/1/37	2,773	3,064
6.00% 1/1/38	1,263	1,396
6.00% 6/1/38	3,490	3,863
Freddie Mac S.F. 30 yr TBA
3.50% 10/1/48	255,000	250,976
4.00% 10/1/48	275,000	277,695
GNMA I S.F. 30 yr
3.50% 6/15/43	24,718	24,690
3.50% 12/15/47	52,391	52,279
GNMA II S.F. 30 yr
3.00% 5/20/45	49,248	47,888
3.00% 2/20/46	27,776	27,049
3.00% 8/20/46	110,958	107,678
3.00% 9/20/46	52,120	50,603
3.00% 12/20/46	106,396	103,185
3.00% 2/20/47	33,897	32,872
3.50% 4/20/45	13,000	12,961
3.50% 11/20/45	49,429	49,340
3.50% 3/20/46	112,661	112,284
3.50% 4/20/46	48,542	48,365
3.50% 6/20/46	196,489	195,680
3.50% 12/20/46	68,993	68,656
3.50% 2/20/47	33,677	33,512
3.50% 3/20/47	110,650	110,108
3.50% 4/20/48	124,238	123,653
4.00% 7/20/47	75,000	76,624
4.00% 3/20/48	113,396	115,419
4.50% 4/20/48	146,357	151,401
4.50% 7/20/48	49,722	51,435
5.00% 5/20/47	256,832	268,581
5.00% 5/20/48	196,461	205,549
GNMA II S.F. 30 yr TBA
4.00% 10/20/48	159,000	161,702
4.50% 10/20/48	200,000	206,681

Total Agency Mortgage-Backed Securities (Cost $11,992,665)		11,864,686

AGENCY OBLIGATIONS–0.09%
Federal Farm Credit Banks 3.125% 2/6/30	30,000	28,920

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association 6.625% 11/15/30	30,000	$39,583

Total Agency Obligations (Cost $69,997)		68,503

CORPORATE BONDS–23.59%
Aerospace & Defense–0.53%
L3 Technologies 3.85% 6/15/23	100,000	100,231
Lockheed Martin 3.55% 1/15/26	100,000	98,985
Spirit AeroSystems 3.95% 6/15/23	65,000	64,771
United Technologies
3.65% 8/16/23	100,000	99,666
3.95% 8/16/25	35,000	34,886

		398,539

Agriculture–0.75%
Altria Group
3.875% 9/16/46	25,000	21,920
4.00% 1/31/24	100,000	101,528
BAT Capital
2.297% 8/14/20	95,000	93,139
2.764% 8/15/22	85,000	81,975
Philip Morris International
3.375% 8/11/25	120,000	116,989
Reynolds American
4.00% 6/12/22	150,000	151,055

		566,606

Auto Manufacturers–1.11%
Ford Motor Credit
2.375% 3/12/19	200,000	199,435
4.14% 2/15/23	200,000	196,927
General Motors 6.75% 4/1/46	50,000	54,295
General Motors Financial
3.20% 7/13/20	200,000	199,508
4.15% 6/19/23	80,000	79,765
5.25% 3/1/26	105,000	107,755

		837,685

Auto Parts & Equipment–0.23%
Lear
3.80% 9/15/27	100,000	93,012
5.25% 1/15/25	79,000	81,711

		174,723

Banks–5.83%
Bank of America
µ2.881% 4/24/23	100,000	97,286
µ3.124% 1/20/23	165,000	162,120
µ3.499% 5/17/22	100,000	99,982
4.183% 11/25/27	120,000	117,344
µ4.244% 4/24/38	50,000	48,905
µ4.271% 7/23/29	45,000	44,999

LVIP BlackRock Scientific Allocation Fund–13

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon
2.20% 8/16/23	40,000	$37,584
2.50% 4/15/21	85,000	83,490
Capital One Financial
2.40% 10/30/20	90,000	88,160
3.20% 1/30/23	100,000	97,007
3.30% 10/30/24	50,000	47,665
3.45% 4/30/21	53,000	52,977
Citigroup
2.65% 10/26/20	400,000	394,997
µ3.668% 7/24/28	50,000	47,662
µ4.075% 4/23/29	50,000	49,132
Credit Suisse Group Funding Guernsey 2.75% 3/26/20	400,000	396,487
Goldman Sachs Group
2.875% 2/25/21	200,000	197,444
µ3.814% 4/23/29	100,000	95,504
3.85% 1/26/27	175,000	169,962
µ4.017% 10/31/38	50,000	46,436
6.75% 10/1/37	50,000	60,251
HSBC Holdings
3.40% 3/8/21	200,000	199,680
3.60% 5/25/23	200,000	198,137
µ4.041% 3/13/28	200,000	192,873
Huntington Bancshares 2.30% 1/14/22	35,000	33,546
JPMorgan Chase & Co.
2.55% 3/1/21	50,000	49,120
µ3.22% 3/1/25	200,000	193,940
µ3.782% 2/1/28	185,000	180,227
4.25% 10/1/27	55,000	54,828
µ4.26% 2/22/48	95,000	91,630
Mitsubishi UFJ Financial Group 3.455% 3/2/23	100,000	98,762
Morgan Stanley
2.80% 6/16/20	350,000	347,394
3.95% 4/23/27	65,000	62,500
4.30% 1/27/45	50,000	48,284
Santander UK Group Holdings 2.875% 10/16/20	100,000	98,778
US Bancorp
2.625% 1/24/22	25,000	24,452
3.60% 9/11/24	75,000	74,388

		4,383,933

Beverages–0.36%
Anheuser-Busch Inbev Worldwide
3.50% 1/12/24	25,000	24,769
4.375% 4/15/38	35,000	33,790
Constellation Brands 3.70% 12/6/26	100,000	95,270

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Keurig Dr Pepper
3.551% 5/25/21	55,000	$54,935
4.597% 5/25/28	35,000	35,237
PepsiCo 4.45% 4/14/46	25,000	26,415

		270,416

Biotechnology–0.33%
Celgene
2.25% 8/15/21	100,000	96,718
3.25% 8/15/22	150,000	148,080

		244,798

Building Materials–0.12%
Lennox International 3.00% 11/15/23	35,000	33,367
Masco 3.50% 4/1/21	55,000	55,003

		88,370

Chemicals–0.32%
Dow Chemical 8.55% 5/15/19	155,000	160,317
International Flavors & Fragrances
3.40% 9/25/20	55,000	55,080
4.45% 9/26/28	25,000	25,272

		240,669

Commercial Services–0.15%
IHS Markit
4.125% 8/1/23	35,000	34,977
4.75% 8/1/28	25,000	25,115
Total System Services 4.00% 6/1/23	50,000	50,377

		110,469

Computers–0.77%
Apple 3.45% 2/9/45	50,000	44,972
Dell International 6.02% 6/15/26	30,000	32,113
DXC Technology
4.25% 4/15/24	50,000	50,188
4.75% 4/15/27	50,000	51,268
Hewlett Packard Enterprise 3.60% 10/15/20	400,000	401,816

		580,357

Diversified Financial Services–0.81%
AerCap Ireland Capital 3.30% 1/23/23	150,000	144,663
American Express 2.50% 8/1/22	50,000	47,974
Brookfield Finance 3.90% 1/25/28	50,000	47,617
Intercontinental Exchange 3.75% 9/21/28	30,000	29,721
Jefferies Group 6.45% 6/8/27	30,000	32,552

LVIP BlackRock Scientific Allocation Fund–14

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group (continued) 6.50% 1/20/43	10,000	$10,330
Mastercard
3.50% 2/26/28	30,000	29,656
3.80% 11/21/46	25,000	24,013
National Rural Utilities Cooperative Finance
2.70% 2/15/23	35,000	33,946
2.85% 1/27/25	40,000	38,184
ORIX 2.90% 7/18/22	30,000	29,027
TD Ameritrade Holding 3.30% 4/1/27	50,000	47,941
Visa 4.30% 12/14/45	90,000	93,283

		608,907

Electric–2.22%
Ameren Illinois 9.75% 11/15/18	170,000	171,464
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	146,567
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	43,294
CMS Energy 6.25% 2/1/20	30,000	31,181
Dominion Energy 3.90% 10/1/25	75,000	73,898
DTE Energy
2.85% 10/1/26	50,000	45,921
3.30% 6/15/22	40,000	39,471
3.70% 8/1/23	40,000	39,977
Duke Energy 2.65% 9/1/26	135,000	122,274
Emera US Finance 3.55% 6/15/26	50,000	47,171
Entergy
2.95% 9/1/26	10,000	9,204
4.00% 7/15/22	35,000	35,433
Entergy Louisiana 4.05% 9/1/23	90,000	92,054
Evergy 4.85% 6/1/21	20,000	20,435
Exelon
3.497% 6/1/22	35,000	34,418
3.95% 6/15/25	35,000	34,949
Indiana Michigan Power 4.55% 3/15/46	15,000	15,468
ITC Holdings 3.25% 6/30/26	15,000	14,141
Kansas City Power & Light 3.65% 8/15/25	65,000	64,018
NextEra Energy Capital Holdings 2.40% 9/15/19	55,000	54,712
Northern States Power 3.60% 9/15/47	25,000	22,751
NV Energy 6.25% 11/15/20	45,000	47,564
Pacific Gas & Electric
3.30% 12/1/27	100,000	91,600
4.25% 8/1/23	100,000	100,622
PSEG Power 3.85% 6/1/23	100,000	99,734

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Colorado 4.10% 6/15/48	30,000	$29,819
Public Service Co. of New Hampshire 3.50% 11/1/23	30,000	29,941
Southern
2.75% 6/15/20	60,000	59,439
3.25% 7/1/26	55,000	51,382

		1,668,902

Electronics–0.18%
Allegion US Holding 3.20% 10/1/24	100,000	93,569
Arrow Electronics 3.25% 9/8/24	45,000	42,612

		136,181

Food–0.06%
McCormick & Co. 2.70% 8/15/22	45,000	43,630

		43,630

Gas–0.12%
Southern Co. Gas Capital 3.25% 6/15/26	100,000	93,653

		93,653

Health Care Products–1.30%
Abbott Laboratories 4.90% 11/30/46	55,000	59,966
Baxter International 2.60% 8/15/26	100,000	91,051
Becton Dickinson & Co.
2.404% 6/5/20	40,000	39,409
2.894% 6/6/22	35,000	34,058
3.363% 6/6/24	222,000	214,766
Stryker 3.65% 3/7/28	100,000	96,715
Thermo Fisher Scientific
3.00% 4/15/23	100,000	97,052
Zimmer Biomet Holdings
2.70% 4/1/20	200,000	198,128
3.375% 11/30/21	35,000	34,617
3.70% 3/19/23	30,000	29,832
4.625% 11/30/19	80,000	81,234

		976,828

Health Care Services–0.57%
Anthem 3.35% 12/1/24	95,000	92,249
Halfmoon Parent
3.75% 7/15/23	65,000	64,872
4.125% 11/15/25	45,000	44,940
Humana 2.90% 12/15/22	55,000	53,341
UnitedHealth Group
3.10% 3/15/26	150,000	144,273
4.25% 4/15/47	25,000	25,148

		424,823

LVIP BlackRock Scientific Allocation Fund–15

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance–0.35%
Aflac
3.25% 3/17/25	50,000	$48,341
4.00% 10/15/46	25,000	23,132
American Financial Group 3.50% 8/15/26	100,000	93,246
Berkshire Hathaway
2.75% 3/15/23	25,000	24,431
4.50% 2/11/43	25,000	26,122
Markel 3.50% 11/1/27	50,000	46,656

		261,928

Internet–0.74%
Alibaba Group Holding
2.50% 11/28/19	200,000	198,993
3.40% 12/6/27	200,000	186,636
Amazon.com 2.80% 8/22/24	35,000	33,814
Booking Holdings 3.60% 6/1/26	140,000	136,045

		555,488

Iron & Steel–0.22%
Vale Overseas 6.25% 8/10/26	150,000	164,760

		164,760

Leisure Time–0.05%
Royal Caribbean Cruises 2.65% 11/28/20	35,000	34,434

		34,434

Machinery Diversified–0.06%
Roper Technologies
2.80% 12/15/21	25,000	24,449
3.80% 12/15/26	25,000	24,349

		48,798

Manufacturing–0.12%
Illinois Tool Works 2.65% 11/15/26	100,000	92,579

		92,579

Media–0.79%
21st Century Fox America 6.40% 12/15/35	25,000	31,951
CBS 4.30% 2/15/21	200,000	203,322
Charter Communications Operating
3.579% 7/23/20	100,000	100,098
4.908% 7/23/25	50,000	50,842
Comcast 3.00% 2/1/24	60,000	57,902
Time Warner Cable 4.00% 9/1/21	100,000	100,666
Warner Media 3.80% 2/15/27	50,000	47,913

		592,694

Oil & Gas–0.60%
Andeavor 3.80% 4/1/28	35,000	33,348

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets
3.216% 11/28/23	75,000	$73,633
3.224% 4/14/24	20,000	19,567
Canadian Natural Resources 2.95% 1/15/23	30,000	28,967
Hess 4.30% 4/1/27	100,000	97,138
Petroleos Mexicanos 6.75% 9/21/47	50,000	47,835
Phillips 66 4.875% 11/15/44	50,000	52,022
Valero Energy 3.40% 9/15/26	100,000	95,223

		447,733

Paper & Forest Products–0.08%
Georgia-Pacific 8.00% 1/15/24	50,000	59,774

		59,774

Pharmaceuticals–0.78%
AstraZeneca 4.00% 1/17/29	150,000	147,658
CVS Health 3.35% 3/9/21	80,000	79,882
Johnson & Johnson
3.40% 1/15/38	35,000	32,758
3.70% 3/1/46	50,000	47,697
Novartis Capital 4.40% 5/6/44	50,000	53,463
Pfizer 3.00% 12/15/26	50,000	48,054
Shire Acquisitions Investments Ireland 2.40% 9/23/21	50,000	48,329
Zoetis
3.00% 9/12/27	100,000	93,140
3.90% 8/20/28	35,000	34,710

		585,691

Pipelines–1.36%
Buckeye Partners 2.65% 11/15/18	200,000	199,972
Enable Midstream Partners 5.00% 5/15/44	25,000	22,581
Energy Transfer Partners
4.95% 6/15/28	100,000	102,001
5.00% 10/1/22	15,000	15,548
9.70% 3/15/19	48,000	49,519
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	40,294
MPLX 4.875% 12/1/24	20,000	20,777
ONEOK
4.00% 7/13/27	75,000	72,655
5.20% 7/15/48	30,000	30,693
Sabine Pass Liquefaction
5.00% 3/15/27	100,000	102,786
5.625% 2/1/21	100,000	104,066
5.625% 4/15/23	100,000	106,438
5.75% 5/15/24	100,000	107,471

LVIP BlackRock Scientific Allocation Fund–16

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Williams 3.90% 1/15/25	50,000	$48,984

		1,023,785

Real Estate Investment Trusts–1.07%
American Tower
2.25% 1/15/22	100,000	95,532
3.45% 9/15/21	125,000	124,563
3.50% 1/31/23	100,000	98,450
4.00% 6/1/25	105,000	103,371
4.40% 2/15/26	25,000	25,068
CC Holdings GS V 3.849% 4/15/23	50,000	49,733
Crown Castle International
3.20% 9/1/24	35,000	33,304
3.40% 2/15/21	100,000	99,800
5.25% 1/15/23	55,000	57,715
Hospitality Properties Trust 4.50% 3/15/25	40,000	39,005
Host Hotels & Resorts 3.75% 10/15/23	30,000	29,308
Omega Healthcare Investors 4.50% 4/1/27	50,000	47,938

		803,787

Retail–0.15%
Home Depot 4.25% 4/1/46	35,000	35,833
McDonald’s 3.50% 3/1/27	76,000	73,944

		109,777

Semiconductors–0.62%
Broadcom
3.00% 1/15/22	40,000	39,001
3.625% 1/15/24	170,000	165,366
KLA-Tencor 4.65% 11/1/24	25,000	25,650
Maxim Integrated Products 3.45% 6/15/27	100,000	94,529
NVIDIA 3.20% 9/16/26	50,000	47,885
QUALCOMM 3.25% 5/20/27	100,000	94,217

		466,648

Software–0.47%
Autodesk 3.50% 6/15/27	70,000	65,320
Fidelity National Information Services 3.00% 8/15/26	33,000	30,546
Microsoft
2.875% 2/6/24	15,000	14,675
4.10% 2/6/37	25,000	25,873
VMware
2.30% 8/21/20	40,000	39,230
2.95% 8/21/22	85,000	81,891
3.90% 8/21/27	103,000	97,626

		355,161

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications–0.27%
AT&T 5.25% 3/1/37	60,000	$59,974
Verizon Communications
3.376% 2/15/25	65,000	63,183
4.862% 8/21/46	50,000	50,065
5.25% 3/16/37	30,000	32,081

		205,303

Transportation–0.10%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	26,588
FedEx 3.20% 2/1/25	50,000	48,769

		75,357

Total Corporate Bonds (Cost $18,184,733)		17,733,186

MUNICIPAL BONDS–0.28%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	45,000	65,422
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	51,210
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	25,000	34,535
(Build America Bonds) Series F 7.414% 1/1/40	15,000	21,513
Oregon State Taxable Pension 5.892% 6/1/27	35,000	40,189

Total Municipal Bonds (Cost $218,041)		212,869

NON-AGENCY ASSET-BACKED SECURITIES–8.46%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	216,041
Avant Loans Funding Trust
Series 2016-C B 4.92% 11/16/20	472	473
Series 2017-B A 2.29% 6/15/20	17,440	17,432
Series 2018-A A 3.09% 6/15/21	124,274	124,244
Series 2018-A B 3.95% 12/15/22	150,000	150,181
CLUB Credit Trust
Series 2017-P2 A 2.61% 1/15/24	136,814	136,104
Series 2018-NP1 A 2.99% 5/15/24	50,198	50,214
Conn’s Receivables Funding
Series 2017-B A 2.73% 7/15/20	23,433	23,430
Series 2018-A A 3.25% 1/15/23	111,286	111,284

LVIP BlackRock Scientific Allocation Fund–17

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP2 A 2.55% 1/16/24	46,064	$46,038
Series 2018-P1 A 3.39% 7/15/25	132,017	131,973
Drive Auto Receivables Trust Series 2016-CA C 3.02% 11/15/21	200,000	200,117
Series 2017-1 B 2.36% 3/15/21	121,895	121,813
Series 2017-1 C 2.84% 4/15/22	230,000	229,603
Series 2017-2 C 2.75% 9/15/23	180,000	179,544
Series 2017-3 B 2.30% 5/17/21	160,000	159,756
Series 2017-3 D 3.53% 12/15/23	150,000	149,477
Series 2017-BA D 3.72% 10/17/22	180,000	180,651
Series 2018-1 C 3.22% 3/15/23	320,000	319,113
Series 2018-1 D 3.81% 5/15/24	150,000	149,353
Series 2018-2 B 3.22% 4/15/22	150,000	149,832
Series 2018-2 C 3.63% 8/15/24	200,000	200,500
Series 2018-2 D 4.14% 8/15/24	40,000	40,148
Series 2018-3 B 3.37% 9/15/22	20,000	19,980
Series 2018-3 C 3.72% 9/16/24	110,000	109,819
Series 2018-3 D 4.30% 9/16/24	60,000	60,442
Series 2018-4 C 3.66% 11/15/24	175,000	175,015
DT Auto Owner Trust Series 2015-3A D 4.53% 10/17/22	48,820	49,213
Flagship Credit Auto Trust Series 2016-4 B 2.41% 10/15/21	100,000	99,416
Marlette Funding Trust Series 2017-1A A 2.827% 3/15/24	34,970	34,968
Series 2017-2A A 2.39% 7/15/24	47,502	47,430
Series 2017-3A A 2.36% 12/15/24	124,155	123,712
Series 2018-3A A 3.20% 9/15/28	111,644	111,623
Prosper Marketplace Issuance Trust Series 2018-1A A 3.11% 6/17/24	83,267	83,266
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	150,000	150,030
Series 2016-3 D 2.80% 8/15/22	150,000	148,310
Series 2017-2 B 2.21% 10/15/21	230,000	229,301
Series 2017-2 C 2.79% 8/15/22	210,000	208,831
Series 2017-2 D 3.49% 7/17/23	100,000	99,684

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Series 2016-2 A 3.09% 10/27/25	60,859	$60,675
Series 2017-1 A 3.28% 1/26/26	102,700	102,563
Series 2017-4 A 2.50% 5/26/26	105,108	103,849
Series 2017-6 A1 2.20% 11/25/26	85,591	85,100
Series 2017-6 A2 2.82% 11/25/26	100,000	98,441
Series 2018-1 A1 2.55% 2/25/27	128,327	127,735
Series 2018-1 A2 3.14% 2/25/27	170,000	168,491
Series 2018-3 A1 3.20% 8/25/27	92,604	92,588
Tesla Auto Lease Trust Series 2018-A B 2.75% 2/20/20	120,000	119,386
•Trafigura Securitisation Finance Series 2017-1A A1 3.008% (LIBOR01M + 0.85%) 12/15/20	210,000	210,211
Westlake Automobile Receivables Trust
Series 2018-2A B 3.20% 1/16/24	35,000	34,953
Series 2018-3A B 3.32% 10/16/23	150,000	149,710
Series 2018-3A C 3.61% 10/16/23	165,000	165,074

Total Non-Agency Asset-Backed Securities (Cost $6,378,081)		6,357,137

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 0.58%
Citigroup Commercial Mortgage Trust Series 2015-GC35 A4 3.818% 11/10/48	40,000	40,300
Csail Commercial Mortgage Trust Series 2015-C2 A4 3.504% 6/15/57	100,000	98,695
JPM-BB Commercial Mortgage Securities Trust Series 2014-C22 A4 3.801% 9/15/47	100,000	100,939
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 A4 3.753% 12/15/47	50,000	50,088
Wells Fargo Commercial Mortgage Trust Series 2014-LC16 A5 3.817% 8/15/50	100,000	100,944

LVIP BlackRock Scientific Allocation Fund–18

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued) Series 2018-C44 A5 4.212% 5/15/51	40,000	$40,879

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $441,187)		431,845

ΔSOVEREIGN BONDS–0.33%
Mexico–0.26%
Mexico Government International Bond 4.15% 3/28/27	200,000	197,175

		197,175

Uruguay–0.07%
Uruguay Government International Bond 4.375% 10/27/27	50,000	51,082

		51,082

Total Sovereign Bonds (Cost $260,181)		248,257

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–2.44%
U.S. Treasury Bonds 2.875% 11/15/46	500,000	$470,352
3.125% 2/15/42	1,280,000	1,267,250
U.S. Treasury Note 1.875% 1/31/22	100,000	96,744

Total U.S. Treasury Obligations (Cost $1,904,106)		1,834,346

MONEY MARKET FUND–0.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	259,368	259,368

Total Money Market Fund (Cost $259,368)		259,368

TOTAL INVESTMENTS–105.70% (Cost $75,416,304)	79,454,206
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.70%)	(4,285,119)

NET ASSETS APPLICABLE TO 5,894,107 SHARES OUTSTANDING–100.00%	$75,169,087

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

«	Includes $66,630 cash collateral held at broker and $5,214 variation margin due to broker for futures contracts as of September 30, 2018.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP BlackRock Scientific Allocation Fund–19

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BAML	EUR	(100,000)	USD	116,137	10/1/18	$5

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
1	E-mini MSCI Emerging Markets Index	$52,485	$51,446	12/24/18	$1,039	$—
3	E-mini S&P 500 Index	437,850	437,001	12/24/18	849	—
3	Euro STOXX 50 Index	117,974	116,738	12/24/18	1,236	—
1	Yen Denominated Nikkei 225 Index	106,275	106,102	12/14/18	173	—

					3,297	—

Interest Rate Contracts:
(2)	U.S. Treasury 2 yr Notes	(421,469)	(422,747)	1/2/19	1,278	—
5	U.S. Treasury 5 yr Notes	562,383	562,428	1/2/19	—	(45)
(7)	U.S. Treasury 10 yr Notes	(831,469)	(835,289)	12/20/18	3,820	—
(3)	U.S. Treasury 10 yr Ultra Notes	(378,000)	(382,424)	12/20/18	4,424	—
5	U.S. Treasury Long Bonds	702,500	724,262	12/20/18	—	(21,762)
8	U.S. Treasury Ultra Bonds	1,234,250	1,282,453	12/20/18	—	(48,203)

					9,522	(70,010)

Total Futures Contracts					$12,819	$(70,010)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

EUR–Euro

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

MSCI–Morgan Stanley Capital International

NVDR–Non-Voting Depositary Receipt

PJSC–Public Joint Stock Company

SDR–Swedish Depositary Receipt

S.F.–Single Family

S&P–Standard & Poor’s

TBA–To be announced

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP BlackRock Scientific Allocation Fund–20

LVIP BlackRock Scientific Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Scientific Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP BlackRock Scientific Allocation Fund–21

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$490,422	$—	$490,422
Air Freight & Logistics	36,359	—	36,359
Airlines	57,657	—	57,657
Auto Components	153,472	—	153,472
Banks	948,065	—	948,065
Biotechnology	599,677	—	599,677
Building Products	144,357	—	144,357
Capital Markets	644,421	—	644,421
Chemicals	132,379	—	132,379
Commercial Services & Supplies	71,497	—	71,497
Communications Equipment	646,946	—	646,946
Consumer Finance	298,471	—	298,471
Diversified Consumer Services	41,380	—	41,380
Electric Utilities	92,692	—	92,692
Electrical Equipment	104,960	—	104,960
Electronic Equipment, Instruments & Components	264,868	—	264,868
Energy Equipment & Services	27,804	—	27,804
Equity Real Estate Investment Trusts	487,660	—	487,660
Food & Staples Retailing	531,212	—	531,212
Food Products	266,595	—	266,595
Health Care Equipment & Supplies	518,601	—	518,601
Health Care Providers & Services	932,470	—	932,470
Hotels, Restaurants & Leisure	866,973	—	866,973
Household Durables	13,653	—	13,653
Industrial Conglomerates	117,312	—	117,312
Insurance	880,583	—	880,583
Internet & Direct Marketing Retail	568,916	—	568,916
Internet Software & Services	1,493,439	—	1,493,439
IT Services	1,235,503	—	1,235,503
Life Sciences Tools & Services	352,700	—	352,700
Machinery	393,862	—	393,862
Media	420,036	—	420,036
Metals & Mining	11,344	—	11,344
Multiline Retail	471,425	—	471,425
Multi-Utilities	319,649	—	319,649
Oil, Gas & Consumable Fuels	1,123,880	—	1,123,880
Personal Products	163,810	—	163,810
Pharmaceuticals	677,689	—	677,689
Professional Services	131,450	—	131,450
Road & Rail	180,878	—	180,878
Semiconductors & Semiconductor Equipment	839,180	—	839,180
Software	1,453,514	—	1,453,514
Specialty Retail	243,472	—	243,472
Technology Hardware, Storage & Peripherals	1,079,051	—	1,079,051
Textiles, Apparel & Luxury Goods	234,501	—	234,501
Tobacco	43,869	—	43,869

LVIP BlackRock Scientific Allocation Fund–22

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock (continued)
U.S. Markets (continued)
Trading Companies & Distributors	$8,729	$—	$8,729
Wireless Telecommunication Services	9,890	—	9,890
Developed Markets
Aerospace & Defense	173,286	—	173,286
Air Freight & Logistics	5,240	—	5,240
Airlines	308,471	—	308,471
Auto Components	267,136	—	267,136
Automobiles	163,694	—	163,694
Banks	1,748,087	—	1,748,087
Beverages	455,891	—	455,891
Biotechnology	71,996	—	71,996
Building Products	66,028	—	66,028
Capital Markets	113,011	—	113,011
Chemicals	765,601	—	765,601
Commercial Services & Supplies	60,958	—	60,958
Communications Equipment	9,756	—	9,756
Construction & Engineering	305,396	—	305,396
Construction Materials	15,969	—	15,969
Consumer Finance	80,782	—	80,782
Containers & Packaging	5,734	—	5,734
Distributors	8,842	—	8,842
Diversified Financial Services	6,214	—	6,214
Diversified Telecommunication Services	899,032	—	899,032
Electric Utilities	83,719	—	83,719
Electrical Equipment	10,621	—	10,621
Electronic Equipment, Instruments & Components	44,168	—	44,168
Energy Equipment & Services	58,175	—	58,175
Equity Real Estate Investment Trusts	5,682	—	5,682
Food & Staples Retailing	161,119	—	161,119
Food Products	234,471	—	234,471
Gas Utilities	28,785	—	28,785
Health Care Equipment & Supplies	93,315	—	93,315
Health Care Providers & Services	18,445	—	18,445
Hotels, Restaurants & Leisure	245,511	—	245,511
Household Durables	42,190	—	42,190
Household Products	28,005	—	28,005
Industrial Conglomerates	77,941	—	77,941
Insurance	765,501	—	765,501
Internet & Direct Marketing Retail	10,589	—	10,589
Internet Software & Services	47,904	—	47,904
IT Services	298,353	—	298,353
Leisure Products	24,545	—	24,545
Life Sciences Tools & Services	23,524	—	23,524
Machinery	87,895	—	87,895
Media	56,711	—	56,711
Metals & Mining	301,998	—	301,998
Multi-Utilities	110,495	—	110,495
Oil, Gas & Consumable Fuels	816,521	—	816,521
Paper & Forest Products	337,033	—	337,033
Personal Products	246,243	—	246,243

LVIP BlackRock Scientific Allocation Fund–23

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock (continued)
Developed Markets (continued)
Pharmaceuticals	$768,614	$ —	$768,614
Professional Services	430,803	—	430,803
Real Estate Management & Development	265,160	—	265,160
Road & Rail	81,112	—	81,112
Semiconductors & Semiconductor Equipment	61,037	—	61,037
Software	271,711	—	271,711
Specialty Retail	13,572	—	13,572
Technology Hardware, Storage & Peripherals	15,999	—	15,999
Textiles, Apparel & Luxury Goods	466,979	—	466,979
Tobacco	479,552	—	479,552
Trading Companies & Distributors	11,512	—	11,512
Transportation Infrastructure	11,254	—	11,254
Water Utilities	10,654	—	10,654
Wireless Telecommunication Services	227,211	—	227,211
Emerging Markets
Air Freight & Logistics	1,630	—	1,630
Airlines	7,695	—	7,695
Auto Components	5,862	—	5,862
Automobiles	30,562	—	30,562
Banks	175,178	—	175,178
Beverages	44,194	—	44,194
Biotechnology	24,097	—	24,097
Capital Markets	30,366	—	30,366
Chemicals	52,193	—	52,193
Construction & Engineering	159,745	—	159,745
Construction Materials	62,130	—	62,130
Consumer Finance	3,548	—	3,548
Diversified Financial Services	23,848	—	23,848
Diversified Telecommunication Services	93,766	—	93,766
Electric Utilities	67,733	—	67,733
Electrical Equipment	18,633	—	18,633
Electronic Equipment, Instruments & Components	100,421	—	100,421
Food & Staples Retailing	21,613	—	21,613
Food Products	205,842	—	205,842
Health Care Equipment & Supplies	2,061	—	2,061
Health Care Providers & Services	31,917	—	31,917
Hotels, Restaurants & Leisure	2,038	—	2,038
Household Durables	6,273	—	6,273
Household Products	19,424	—	19,424
Independent Power & Renewable Electricity Producers	44,548	3,065	47,613
Industrial Conglomerates	29,984	—	29,984
Insurance	14,988	—	14,988
Internet Software & Services	459,012	—	459,012
IT Services	105,923	—	105,923
Machinery	25,307	—	25,307
Marine	44,860	—	44,860
Media	9,927	—	9,927
Metals & Mining	196,098	—	196,098
Multiline Retail	6,091	—	6,091

LVIP BlackRock Scientific Allocation Fund–24

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock (continued)
Emerging Markets (continued)
Oil, Gas & Consumable Fuels	$739,706	$—	$739,706
Paper & Forest Products	3,959	—	3,959
Pharmaceuticals	18,588	—	18,588
Professional Services	3,003	—	3,003
Real Estate Management & Development	58,459	—	58,459
Semiconductors & Semiconductor Equipment	68,372	—	68,372
Specialty Retail	7,509	—	7,509
Technology Hardware, Storage & Peripherals	65,911	—	65,911
Textiles, Apparel & Luxury Goods	39,922	—	39,922
Thrift & Mortgage Finance	70,771	—	70,771
Tobacco	6,132	—	6,132
Transportation Infrastructure	18,295	—	18,295
Wireless Telecommunication Services	163,273	—	163,273
Preferred Stock	165,902	—	165,902
Agency Collateralized Mortgage Obligations	—	2,459,117	2,459,117
Agency Commercial Mortgage-Backed Securities	—	691,492	691,492
Agency Mortgage-Backed Securities	—	11,864,686	11,864,686
Agency Obligation	—	68,503	68,503
Corporate Bonds	—	17,733,186	17,733,186
Municipal Bonds	—	212,869	212,869
Non-Agency Asset-Backed Securities	—	6,357,137	6,357,137
Non-Agency Commercial Mortgage-Backed Securities	—	431,845	431,845
Sovereign Bonds	—	248,257	248,257
U.S. Treasury Obligations	—	1,834,346	1,834,346
Money Market Fund	259,368	—	259,368

Total Investments	$37,549,703	$41,904,503	$79,454,206

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$5	$5

Futures Contracts	$12,819	$—	$12,819

Liabilities:
Futures Contracts	$(70,010)	$—	$(70,010)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Scientific Allocation Fund–25

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.97%
Equity Funds–71.01%
iShares Core S&P 500 ETF	342,226	$100,179,817
iShares Core S&P Mid-Cap ETF	117,625	23,676,736
iShares Edge MSCI Min Vol USA ETF	1,524,858	86,977,900
iShares Russell 2000 ETF	180,895	30,489,852

		241,324,305

Fixed Income Funds–26.83%
iShares Broad USD Investment Grade Corporate Bond ETF	266,980	14,315,468
iShares Core U.S. Aggregate Bond ETF	435,048	45,906,265
iShares MBS ETF	148,874	15,383,150
iShares U.S. Treasury Bond ETF	639,700	15,570,298

		91,175,181

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–2.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	7,257,035	$7,257,035

		7,257,035

Total Investment Companies (Cost $299,779,890)		339,756,521

TOTAL VALUE OF SECURITIES–99.97% (Cost $299,779,890)	339,756,521
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	91,285

NET ASSETS APPLICABLE TO 27,610,514 SHARES OUTSTANDING–100.00%	$339,847,806

«	Includes $42,160 cash collateral held at broker and $3,391 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contract was outstanding at September 30, 2018:

Futures Contract

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
62 U.S. Treasury 5 yr Notes	$6,973,547	$7,020,581	1/2/19	$(47,034)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

USD–US Dollar

yr–Year

See accompanying notes.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Investment Companies	$339,756,521

Derivatives:
Liabilities:
Futures Contracts	$(47,034)

There were no Level 3 investments at beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes (continued)

3. Recent Accounting Pronouncements (continued)

levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.98%
INVESTMENT COMPANIES–94.98%
Equity Funds–94.98%
*ClearBridge® – Variable Appreciation Portfolio	4,019,648	$183,255,768
T. Rowe Price Capital Opportunity Fund (Investor Class)	4,239,332	122,219,942

Total Affiliated Investments (Cost $234,570,268)		305,475,710

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.80%
INVESTMENT COMPANY–4.80%
Money Market Fund–4.80%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	15,432,127	$15,432,127

Total Unaffiliated Investment (Cost $15,432,127)		15,432,127

TOTAL VALUE OF SECURITIES–99.78% (Cost $250,002,395)	320,907,837
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	703,938

NET ASSETS APPLICABLE TO 24,136,842 SHARES OUTSTANDING–100.00%	$321,611,775

*	Series I shares.
«	Includes $607,200 cash collateral held at broker and $285 variation margin due to broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
93	E-mini S&P 500 Index	$13,573,350	$13,508,762	12/24/18	$64,588	$—
6	E-mini S&P MidCap 400 Index	1,215,120	1,224,089	12/24/18	—	(8,969)

Total Futures Contracts					$64,588	$(8,969)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

S&P–Standard & Poor’s

See accompanying notes.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies (collectively, the “Underlying Funds”), which, in turn, invest at least 80% of their assets in equity securities. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$305,475,710
Unaffiliated Investment Company	15,432,127

Total Investments	$320,907,837

Derivatives:
Assets:
Futures Contracts	$64,588

Liabilities:
Futures Contracts	$(8,969)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

Value 12/31/17		Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.98%@
Equity Funds–94.98%@
*ClearBridge - Variable Appreciation Portfolio	$163,469,930	$18,062,557	$12,679,869	$38,693	$14,364,457	$183,255,768	4,019,648	$69,563	$1,283,060
T. Rowe Price Capital Opportunity Fund (Investor Class)	109,108,506	11,709,197	10,174,786	101,620	11,475,405	122,219,942	4,239,332	—	—

Total	$272,578,436	$29,771,754	$22,854,655	$140,313	$25,839,862	$305,475,710		$69,563	$1,283,060

@As a percentage of Net Assets as of September 30, 2018.

*Series I Shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.08%
Aerospace & Defense–3.88%
Boeing	53,219	$19,792,146
General Dynamics	24,922	5,102,032
Harris	40,474	6,848,606
Huntington Ingalls Industries	7,961	2,038,653
Lockheed Martin	21,764	7,529,473

		41,310,910

Air Freight & Logistics–0.11%
FedEx	4,457	1,073,201
†XPO Logistics	514	58,683

		1,131,884

Airlines–0.86%
Delta Air Lines	70,879	4,098,933
Southwest Airlines	81,627	5,097,606

		9,196,539

Automobiles–0.29%
Thor Industries	36,965	3,093,971

		3,093,971

Banks–2.31%
Bank of America	562,918	16,583,564
Citizens Financial Group	95,445	3,681,314
Comerica	12,747	1,149,779
†SVB Financial Group	4,517	1,404,019
†Western Alliance Bancorp	2,907	165,379
Zions Bancorp	31,486	1,579,023

		24,563,078

Beverages–1.59%
Coca-Cola	139,928	6,463,274
Constellation Brands Class A	22,724	4,899,749
Keurig Dr Pepper	29,067	673,482
†Monster Beverage	79,412	4,628,131
PepsiCo	1,933	216,109

		16,880,745

Biotechnology–4.05%
AbbVie	95,092	8,993,801
†Alexion Pharmaceuticals	14,934	2,075,975
†Alnylam Pharmaceuticals	5,990	524,245
Amgen	32,896	6,819,012
†Biogen	20,842	7,363,687
†Celgene	12,031	1,076,654
Gilead Sciences	63,401	4,895,191
†Incyte	9,231	637,677
†Neurocrine Biosciences	8,695	1,069,050
†Regeneron Pharmaceuticals	1,817	734,141
†Seattle Genetics	13,618	1,050,220
†Vertex Pharmaceuticals	40,652	7,835,266

		43,074,919

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.18%
Lennox International	8,935	$1,951,404

		1,951,404

Capital Markets–2.01%
MSCI	22,493	3,990,483
Northern Trust	35,361	3,611,419
Raymond James Financial	44,741	4,118,409
S&P Global	27,183	5,311,286
TD Ameritrade Holding	81,909	4,327,252

		21,358,849

Chemicals–1.50%
†Axalta Coating Systems	7,177	209,281
Celanese Class A	21,581	2,460,234
DowDuPont	64,851	4,170,568
FMC	12,710	1,108,058
PPG Industries	14,240	1,554,011
Praxair	8,572	1,377,778
Sherwin-Williams	11,134	5,068,308

		15,948,238

Commercial Services & Supplies–0.15%
Republic Services	16,160	1,174,186
Waste Management	4,086	369,211

		1,543,397

Communications Equipment–0.59%
†Arista Networks	7,074	1,880,694
†Palo Alto Networks	19,608	4,416,898

		6,297,592

Construction & Engineering–0.03%
†AECOM	9,356	305,567

		305,567

Construction Materials–0.02%
Vulcan Materials	2,333	259,430

		259,430

Consumer Finance–0.33%
American Express	28,327	3,016,542
Capital One Financial	3,503	332,540
Synchrony Financial	4,267	132,618

		3,481,700

Containers & Packaging–0.50%
Ball	34,940	1,537,011
†Berry Global Group	16,309	789,193
†Crown Holdings	22,558	1,082,784
International Paper	30,120	1,480,398
WestRock	8,831	471,929

		5,361,315

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.52%
†Bright Horizons Family Solutions	26,526	$3,125,824
H&R Block	93,160	2,398,870

		5,524,694

Diversified Financial Services–0.72%
AXA Equitable Holdings	27,600	592,020
†Berkshire Hathaway Class B	17,710	3,791,888
Voya Financial	66,452	3,300,671

		7,684,579

Diversified Telecommunication Services–1.05%
Verizon Communications	159,219	8,500,702
†Zayo Group Holdings	76,531	2,657,156

		11,157,858

Electric Utilities–1.09%
Edison International	53,773	3,639,357
Exelon	61,547	2,687,142
NextEra Energy	22,567	3,782,229
†PG&E	32,444	1,492,748

		11,601,476

Electrical Equipment–0.53%
AMETEK	51,474	4,072,623
Eaton	18,035	1,564,176

		5,636,799

Electronic Equipment, Instruments & Components–1.13%
CDW	47,444	4,218,720
†Flex	239,203	3,138,343
FLIR Systems	46,222	2,841,266
†Zebra Technologies Class A	10,529	1,861,843

		12,060,172

Energy Equipment & Services–0.46%
Baker Hughes	50,839	1,719,883
Halliburton	77,595	3,144,925

		4,864,808

Equity Real Estate Investment Trusts–2.30%
Alexandria Real Estate Equities	31,995	4,024,651
American Tower	44,412	6,453,064
CoreSite Realty	30,887	3,432,781
Equinix	4,083	1,767,490
Essex Property Trust	3,000	740,130
Host Hotels & Resorts	112,909	2,382,380
Invitation Homes	33,919	777,084
Kimco Realty	10,947	183,253
Lamar Advertising Class A	18,976	1,476,333
Public Storage	5,867	1,182,963
Simon Property Group	11,400	2,014,950

		24,435,079

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–0.87%
Costco Wholesale	12,619	$2,963,951
Sysco	41,863	3,066,465
†U.S. Foods Holding	103,734	3,197,082

		9,227,498

Food Products–0.36%
Archer-Daniels-Midland	28,585	1,436,968
Hormel Foods	25,493	1,004,424
McCormick & Co	10,645	1,402,479

		3,843,871

Health Care Equipment & Supplies–2.99%
Abbott Laboratories	57,030	4,183,721
†ABIOMED	8,384	3,770,704
Baxter International	25,471	1,963,559
†Boston Scientific	152,183	5,859,046
Danaher	27,796	3,020,313
Hill-Rom Holdings	14,456	1,364,646
†IDEXX Laboratories	18,667	4,660,403
Medtronic	71,313	7,015,060

		31,837,452

Health Care Providers & Services–2.53%
†DaVita	5,778	413,878
HCA Healthcare	16,948	2,357,806
Humana	9,623	3,257,578
UnitedHealth Group	61,854	16,455,638
†WellCare Health Plans	13,852	4,439,427

		26,924,327

Health Care Technology–0.06%
†athenahealth	4,869	650,498

		650,498

Hotels, Restaurants & Leisure–0.92%
Darden Restaurants	10,302	1,145,479
Hilton Worldwide Holdings	29,779	2,405,548
McDonald’s	23,880	3,994,885
MGM Resorts International	29,657	827,727
Yum Brands	15,232	1,384,741

		9,758,380

Household Durables–0.59%
DR Horton	94,095	3,968,927
PulteGroup	94,896	2,350,574

		6,319,501

Independent Power & Renewable Electricity Producers–0.35%
NRG Energy	100,462	3,757,279

		3,757,279

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.41%
3M	11,070	$2,332,560
General Electric	183,739	2,074,413

		4,406,973

Insurance–3.05%
Allstate	48,410	4,778,067
American International Group	86,527	4,606,697
†Arch Capital Group	72,427	2,159,049
Assured Guaranty	10,621	448,525
†Athene Holding Class A	61,240	3,163,658
Hartford Financial Services Group	51,347	2,565,296
Marsh & McLennan	40,033	3,311,530
MetLife	24,262	1,133,521
Progressive	90,557	6,433,169
Prudential Financial	32,992	3,342,749
White Mountains Insurance Group	505	472,614

		32,414,875

Internet & Direct Marketing Retail–6.13%
†Amazon.com	25,574	51,224,722
†Booking Holdings	1,695	3,362,880
Expedia Group	23,618	3,081,677
†Netflix	20,138	7,534,230

		65,203,509

Internet Software & Services–6.96%
†Alphabet Class A	23,985	28,951,814
†Alphabet Class C	10,723	12,797,579
†eBay	87,183	2,878,783
†Facebook Class A	114,285	18,795,311
†GoDaddy Class A	57,987	4,835,536
†Spotify Technology	3,542	640,500
†Twilio Class A	11,380	981,866
†Twitter	22,305	634,800
†VeriSign	22,170	3,549,860

		74,066,049

IT Services–4.71%
Accenture Class A	14,622	2,488,664
Alliance Data Systems	5,054	1,193,553
Automatic Data Processing	12,094	1,822,082
†Black Knight	75,967	3,946,486
†CoreLogic	18,133	895,952
Fidelity National Information Services	35,458	3,867,404
†FleetCor Technologies	13,366	3,045,309
Global Payments	34,321	4,372,495
International Business Machines	9,545	1,443,299
Mastercard Class A	12,844	2,859,203
†PayPal Holdings	39,280	3,450,355
†Teradata	5,277	198,996
Total System Services	9,932	980,686
Visa Class A	130,621	19,604,906

		50,169,390

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.49%
†Illumina	737	$270,523
Thermo Fisher Scientific	20,073	4,899,418

		5,169,941

Machinery–1.92%
Caterpillar	20,246	3,087,313
Deere & Co	7,990	1,201,137
Fortive	15,875	1,336,675
IDEX	15,108	2,276,171
Illinois Tool Works	46,699	6,590,163
Ingersoll-Rand	6,753	690,832
Parker-Hannifin	20,533	3,776,635
Pentair	20,559	891,233
Toro	9,568	573,793

		20,423,952

Media–2.22%
Cable One	2,437	2,153,358
†Charter Communications Class A	9,367	3,052,518
Comcast Class A	318,258	11,269,516
Interpublic Group	52,725	1,205,821
†Liberty Media-Liberty Formula One Class C	33,518	1,246,534
Twenty-First Century Fox Class A	32,870	1,522,867
Viacom Class B	60,380	2,038,429
Walt Disney	9,379	1,096,780

		23,585,823

Metals & Mining–0.32%
†Alcoa	3,034	122,574
ArcelorMittal (New York Shares)	14,017	432,565
Freeport-McMoRan	25,699	357,730
Nucor	2,342	148,600
Southern Copper	5,399	232,913
Steel Dynamics	46,040	2,080,548

		3,374,930

Multi-Utilities–0.60%
CMS Energy	51,220	2,509,780
Sempra Energy	33,773	3,841,679

		6,351,459

Oil, Gas & Consumable Fuels–3.63%
Anadarko Petroleum	6,584	443,827
Andeavor	12,507	1,919,825
Cabot Oil & Gas	15,398	346,763
Chevron	38,436	4,699,954
†Concho Resources	10,098	1,542,470
ConocoPhillips	49,598	3,838,885
Diamondback Energy	7,010	947,682
Encana	81,640	1,070,300
EOG Resources	1,970	251,313
Exxon Mobil	105,718	8,988,144

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum	64,452	$5,154,226
†Newfield Exploration	5,118	147,552
Noble Energy	7,510	234,237
ONEOK	16,909	1,146,261
Phillips 66	33,149	3,736,555
Pioneer Natural Resources	2,028	353,257
TransCanada	42,012	1,699,806
Valero Energy	18,366	2,089,133

		38,610,190

Personal Products–1.20%
Coty Class A	170,214	2,137,888
Estee Lauder Class A	35,064	5,095,500
Unilever (New York Shares)	100,121	5,561,722

		12,795,110

Pharmaceuticals–4.18%
Allergan	55,308	10,535,068
AstraZeneca ADR	130,178	5,151,143
Bristol-Myers Squibb	202,337	12,561,081
Eli Lilly & Co	9,038	969,868
Johnson & Johnson	43,891	6,064,419
Merck & Co	8,273	586,887
†Mylan	63,308	2,317,073
Teva Pharmaceutical Industries ADR	81,711	1,760,055
Zoetis	50,122	4,589,170

		44,534,764

Professional Services–0.55%
Equifax	12,771	1,667,509
†IHS Markit	59,981	3,236,575
ManpowerGroup	11,596	996,792

		5,900,876

Road & Rail–1.39%
CSX	47,429	3,512,117
JB Hunt Transport Services	5,924	704,601
Norfolk Southern	27,807	5,019,164
Union Pacific	34,056	5,545,338

		14,781,220

Semiconductors & Semiconductor Equipment–3.39%
†Advanced Micro Devices	170,102	5,254,451
Analog Devices	41,015	3,792,247
Applied Materials	65,935	2,548,388
ASML Holding (New York Shares)	558	104,915
Broadcom	16,755	4,133,961
Intel	62,605	2,960,590
KLA-Tencor	20,093	2,043,659
Lam Research	30,451	4,619,417
Marvell Technology Group	40,420	780,106
†Micron Technology	54,000	2,442,420

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA	18,881	$5,305,939
Texas Instruments	19,978	2,143,440

		36,129,533

Software–9.03%
†Adobe Systems	32,676	8,820,886
†Autodesk	5,465	853,141
CDK Global	29,137	1,822,811
†Citrix Systems	38,805	4,313,564
†Electronic Arts	12,375	1,491,064
†Fortinet	46,666	4,305,872
Intuit	25,324	5,758,678
Microsoft	377,644	43,191,144
†PTC	5,353	568,435
†RingCentral Class A	5,821	541,644
†salesforce.com	23,049	3,665,482
†ServiceNow	34,366	6,723,021
†Splunk	35,135	4,248,173
SS&C Technologies Holdings	112,778	6,409,174
†Ultimate Software Group	4,110	1,324,201
†Workday Class A	14,382	2,099,484

		96,136,774

Specialty Retail–2.37%
†AutoZone	5,668	4,396,668
Best Buy	50,326	3,993,871
Home Depot	18,430	3,817,775
L Brands	4,602	139,441
Lowe’s	33,969	3,900,321
†O’Reilly Automotive	10,385	3,606,918
TJX	48,175	5,396,564

		25,251,558

Technology Hardware, Storage & Peripherals–5.11%
Apple	241,130	54,432,686

		54,432,686

Textiles, Apparel & Luxury Goods–0.50%
†Lululemon Athletica	8,605	1,398,226
NIKE Class B	34,051	2,884,801
Tapestry	20,324	1,021,687

		5,304,714

Tobacco–1.05%
Altria Group	74,174	4,473,434
British American Tobacco ADR	98,189	4,578,553
Philip Morris International	25,711	2,096,475

		11,148,462

Total Common Stock (Cost $768,430,567)		1,001,236,597

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUND–0.45%
SPDR® S&P 500 ETF Trust	16,626	$4,833,511

Total Exchange-Traded Fund (Cost $4,038,959)		4,833,511

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	57,102,612	$57,102,612

Total Money Market Fund (Cost $57,102,612)		57,102,612

TOTAL VALUE OF SECURITIES–99.90% (Cost $829,572,138)	1,063,172,720
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,085,635

NET ASSETS APPLICABLE TO 28,442,451 SHARES OUTSTANDING–100.00%	$1,064,258,355

†	Non-income producing.
«	Includes $1,898,250 cash collateral held at broker and $8,215 variation margin due to broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
25	E-mini Russell 2000 Index	$ 2,126,000	$2,149,452	12/24/18	$—	$(23,452)
302	E-mini S&P 500 Index	44,076,900	43,866,871	12/24/18	210,029	—

Total Futures Contracts					$210,029	$(23,452)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes.

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$1,001,236,597
Exchange-Traded Fund	4,833,511
Money Market Fund	57,102,612

Total Investments	$1,063,172,720

Derivatives:
Assets:
Futures Contracts	$210,029

Liabilities:
Futures Contracts	$(23,452)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.97%
Aerospace & Defense–2.18%
BWX Technologies	14,100	$881,814
Harris	45,379	7,678,581
Huntington Ingalls Industries	4,900	1,254,792
L3 Technologies	7,200	1,530,864
Spirit AeroSystems Holdings Class A	8,708	798,262
Textron	10,500	750,435
†TransDigm Group	4,900	1,824,270

		14,719,018

Air Freight & Logistics–1.15%
CH Robinson Worldwide	7,600	744,192
Expeditors International of Washington	95,585	7,028,365

		7,772,557

Airlines–0.59%
Alaska Air Group	19,900	1,370,314
American Airlines Group	27,400	1,132,442
Copa Holdings Class A	5,300	423,152
†United Continental Holdings	12,200	1,086,532

		4,012,440

Auto Components–1.05%
Aptiv	27,900	2,340,810
BorgWarner	111,724	4,779,553

		7,120,363

Automobiles–0.10%
Ferrari	5,100	698,241

		698,241

Banks–2.50%
BankUnited	13,100	463,740
Fifth Third Bancorp	17,300	483,016
First Republic Bank	76,061	7,301,856
Pinnacle Financial Partners	6,400	384,960
Signature Bank	4,800	551,232
†SVB Financial Group	10,915	3,392,709
Webster Financial	15,785	930,684
†Western Alliance Bancorp	58,797	3,344,961

		16,853,158

Beverages–0.20%
Brown-Forman Class B	19,900	1,005,945
Keurig Dr Pepper	15,800	366,086

		1,372,031

Biotechnology–2.56%
†Agios Pharmaceuticals	3,800	293,056
†Alexion Pharmaceuticals	6,900	959,169
†Alkermes	18,300	776,652
†Alnylam Pharmaceuticals	10,700	936,464
†BioMarin Pharmaceutical	67,532	6,548,578
†Bluebird Bio	3,800	554,800

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Blueprint Medicines	2,300	$179,538
†Exact Sciences	10,600	836,552
†Exelixis	28,100	497,932
†FibroGen	5,500	334,125
†Incyte	16,600	1,146,728
†Madrigal Pharmaceuticals	915	195,929
†Neurocrine Biosciences	11,495	1,413,310
†Sage Therapeutics	3,627	512,314
†Sarepta Therapeutics	4,100	662,191
†Seattle Genetics	13,300	1,025,696
†TESARO	5,169	201,643
†Ultragenyx Pharmaceutical	3,200	244,288

		17,318,965

Building Products–1.72%
Allegion	15,400	1,394,778
AO Smith	99,947	5,334,171
Fortune Brands Home & Security	24,278	1,271,196
†Trex	46,898	3,610,208

		11,610,353

Capital Markets–3.01%
Cboe Global Markets	21,500	2,063,140
CME Group	31,264	5,321,445
†E*TRADE Financial	13,800	722,982
FactSet Research Systems	2,700	604,017
Invesco	7,200	164,736
Lazard Class A	30,100	1,448,713
MarketAxess Holdings	21,886	3,906,432
Moody’s	14,000	2,340,800
MSCI	6,300	1,117,683
Nasdaq	7,900	677,820
Northern Trust	5,900	602,567
State Street	2,300	192,694
TD Ameritrade Holding	21,800	1,151,694

		20,314,723

Chemicals–2.17%
Air Products & Chemicals	4,300	718,315
†Axalta Coating Systems	177,565	5,177,795
Celanese Class A	7,400	843,600
CF Industries Holdings	11,263	613,158
PolyOne	7,700	336,644
PPG Industries	9,200	1,003,996
RPM International	31,416	2,040,155
Scotts Miracle-Gro Class A	39,897	3,141,091
Valvoline	37,758	812,175

		14,686,929

Commercial Services & Supplies–1.19%
ADT	38,600	362,454
Cintas	8,500	1,681,385
†Copart	22,300	1,149,119

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
KAR Auction Services	24,400	$1,456,436
Ritchie Bros Auctioneers	11,400	411,882
Rollins	17,300	1,049,937
†Stericycle	4,700	275,796
Waste Connections	20,550	1,639,273

		8,026,282

Communications Equipment–1.21%
†Arista Networks	19,710	5,240,101
Motorola Solutions	10,600	1,379,484
†Palo Alto Networks	6,900	1,554,294

		8,173,879

Construction & Engineering–0.08%
Valmont Industries	3,800	526,300

		526,300

Construction Materials–0.38%
Eagle Materials	6,200	528,488
Vulcan Materials	18,400	2,046,080

		2,574,568

Consumer Finance–0.14%
Discover Financial Services	12,600	963,270

		963,270

Containers & Packaging–0.64%
Ball	61,700	2,714,183
International Paper	12,700	624,205
Sealed Air	23,900	959,585

		4,297,973

Diversified Consumer Services–0.44%
†Bright Horizons Family Solutions	5,800	683,472
†Grand Canyon Education	4,700	530,160
Service Corp. International	32,300	1,427,660
†Sotheby’s	6,500	319,735

		2,961,027

Diversified Telecommunication Services–0.09%
†Zayo Group Holdings	17,400	604,128

		604,128

Electrical Equipment–0.80%
Acuity Brands	2,100	330,120
AMETEK	8,300	656,696
†Generac Holdings	9,500	535,895
Hubbell	10,800	1,442,556
Rockwell Automation	6,500	1,218,880
†Sensata Technologies Holding	24,800	1,228,840

		5,412,987

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.82%
Amphenol Class A	26,600	$2,500,932
CDW	20,800	1,849,536
Cognex	14,700	820,554
†Coherent	6,200	1,067,578
Corning	36,200	1,277,860
FLIR Systems	5,100	313,497
†IPG Photonics	12,740	1,988,332
†Keysight Technologies	29,319	1,943,263
Littelfuse	2,849	563,789

		12,325,341

Energy Equipment & Services–0.05%
†Oceaneering International	12,500	345,000

		345,000

Equity Real Estate Investment Trusts–0.92%
American Campus Communities	13,654	561,999
CubeSmart	17,700	504,981
Equinix	1,100	476,179
Federal Realty Investment Trust	2,700	341,469
Iron Mountain	17,100	590,292
MGM Growth Properties Class A	23,100	681,219
†SBA Communications	14,600	2,345,198
SL Green Realty	4,600	448,638
VEREIT	33,709	244,727

		6,194,702

Food & Staples Retailing–1.02%
Casey’s General Stores	6,020	777,242
PriceSmart	2,800	226,660
†Sprouts Farmers Market	213,963	5,864,726

		6,868,628

Food Products–1.23%
Conagra Brands	15,600	529,932
Hershey	44,708	4,560,216
Hormel Foods	14,000	551,600
McCormick & Co	11,900	1,567,825
Tyson Foods Class A	18,100	1,077,493

		8,287,066

Gas Utilities–0.16%
Atmos Energy	11,700	1,098,747

		1,098,747

Health Care Equipment & Supplies–6.93%
†ABIOMED	16,996	7,643,951
†Align Technology	4,400	1,721,368
Cooper	25,315	7,016,052
†DexCom	34,412	4,922,292
†Edwards Lifesciences	41,227	7,177,621
†Glaukos	52,165	3,385,509
†Hologic	41,400	1,696,572
†IDEXX Laboratories	7,500	1,872,450

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Intuitive Surgical	14,130	$8,110,620
†Novocure	6,200	324,880
STERIS	5,200	594,880
Teleflex	6,500	1,729,585
West Pharmaceutical Services	4,800	592,656

		46,788,436

Health Care Providers & Services–1.91%
†Acadia Healthcare	17,583	618,922
AmerisourceBergen	7,200	663,984
†Centene	16,800	2,432,304
†DaVita	8,600	616,018
†Henry Schein	11,600	986,348
†Laboratory Corp. of America Holdings	24,454	4,247,171
†Molina Healthcare	8,000	1,189,600
Universal Health Services Class B	5,700	728,688
†WellCare Health Plans	4,331	1,388,042

		12,871,077

Health Care Technology–0.68%
†athenahealth	1,900	253,840
†Cerner	36,955	2,380,272
†Medidata Solutions	6,500	476,515
†Veeva Systems Class A	13,400	1,458,858

		4,569,485

Hotels, Restaurants & Leisure–5.07%
Aramark	16,400	705,528
†Chipotle Mexican Grill	20,238	9,198,576
Choice Hotels International	7,500	624,750
Domino’s Pizza	4,400	1,297,120
Dunkin’ Brands Group	113,261	8,349,601
Extended Stay America	26,600	538,118
Hilton Worldwide Holdings	30,666	2,477,199
MGM Resorts International	31,300	873,583
†Norwegian Cruise Line Holdings	89,653	5,148,772
Papa John’s International	6,500	333,320
Restaurant Brands International	14,300	847,704
Royal Caribbean Cruises	5,800	753,652
Wynn Resorts	7,500	952,950
Yum Brands	12,900	1,172,739
Yum China Holdings	27,300	958,503

		34,232,115

Household Durables–1.06%
†Mohawk Industries	28,512	4,999,579
Newell Brands	14,500	294,350
†NVR	520	1,284,816
Toll Brothers	16,900	558,207

		7,136,952

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.50%
Church & Dwight	30,400	$1,804,848
Clorox	10,300	1,549,223

		3,354,071

Industrial Conglomerates–0.20%
Roper Technologies	4,500	1,332,945

		1,332,945

Insurance–0.93%
Assurant	9,400	1,014,730
Axis Capital Holdings	9,500	548,245
Fidelity National Financial	30,400	1,196,240
Progressive	22,900	1,626,816
Willis Towers Watson	13,400	1,888,596

		6,274,627

Internet & Direct Marketing Retail–0.44%
†Ctrip.com International ADR	15,300	568,701
†Duluth Holdings Class B	54,005	1,698,997
†Farfetch Class A	4,187	114,012
†Wayfair Class A	4,000	590,680

		2,972,390

Internet Software & Services–4.29%
†2U	3,700	278,203
†DocuSign	1,888	99,252
†Dropbox Class A	6,608	177,293
†GoDaddy Class A	13,200	1,100,748
†GrubHub	66,452	9,211,576
†InterActiveCorp	6,100	1,321,992
†Match Group	19,600	1,135,036
MercadoLibre	21,254	7,236,349
†Pandora Media	560,891	5,334,073
†Shopify Class A	4,200	690,732
†Twilio Class A	5,400	465,912
†VeriSign	8,800	1,409,056
†Zillow Group Class A	11,200	495,040

		28,955,262

IT Services–4.96%
†Black Knight	29,284	1,521,304
Booz Allen Hamilton Holding	37,000	1,836,310
†CoreLogic	21,700	1,072,197
†EPAM Systems	4,500	619,650
†Euronet Worldwide	6,600	661,452
Fidelity National Information Services	23,300	2,541,331
†Fiserv	35,000	2,883,300
†FleetCor Technologies	10,200	2,323,968
†Gartner	15,900	2,520,150
Genpact	14,800	453,028
Global Payments	19,500	2,484,300
Leidos Holdings	19,100	1,320,956
Paychex	9,500	699,675

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value ( U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Sabre	35,100	$915,408
†Square Class A	72,736	7,201,591
†WEX	5,900	1,184,484
†Worldpay Class A	32,300	3,271,021

		33,510,125

Leisure Products–0.78%
Polaris Industries	52,382	5,287,963

		5,287,963

Life Sciences Tools & Services–0.78%
Agilent Technologies	22,300	1,573,042
Bruker	15,700	525,165
†Illumina	878	322,279
†IQVIA Holdings	7,200	934,128
†Mettler-Toledo International	2,443	1,487,738
†QIAGEN	11,200	424,256

		5,266,608

Machinery–4.33%
Donaldson	8,500	495,210
Flowserve	8,000	437,520
Fortive	57,221	4,818,008
Graco	19,200	889,728
IDEX	43,076	6,489,830
†Middleby	46,005	5,950,747
Nordson	6,000	833,400
PACCAR	10,000	681,900
Snap-on	5,600	1,028,160
Toro	10,800	647,676
†WABCO Holdings	3,300	389,202
Wabtec	55,737	5,845,697
Xylem	8,800	702,856

		29,209,934

Marine–0.04%
†Kirby	3,200	263,200

		263,200

Media–0.23%
†Altice USA Class A	8,419	152,721
Interpublic Group	18,700	427,669
†Live Nation Entertainment	9,200	501,124
Omnicom Group	6,700	455,734

		1,537,248

Metals & Mining–0.05%
Wheaton Precious Metals (New York Shares)	20,200	353,500

		353,500

Multiline Retail–0.69%
Dollar General	26,400	2,885,520

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
†Dollar Tree	22,100	$1,802,255

		4,687,775

Multi-Utilities–0.09%
NiSource	23,400	583,128

		583,128

Oil, Gas & Consumable Fuels–0.93%
Cabot Oil & Gas	51,300	1,155,276
†Centennial Resource Development Class A	43,336	946,892
Cimarex Energy	2,100	195,174
†Concho Resources	6,434	982,793
Diamondback Energy	6,300	851,697
HollyFrontier	6,600	461,340
†Jagged Peak Energy	63,300	875,439
†=pVenture Global LNG Series B	12	62,400
†=pVenture Global LNG Series C	149	774,800

		6,305,811

Pharmaceuticals–2.38%
†Catalent	15,013	683,842
†Elanco Animal Health	7,657	267,153
†GW Pharmaceuticals ADR	2,100	362,754
†Jazz Pharmaceuticals	26,736	4,495,124
†Nektar Therapeutics	7,100	432,816
Zoetis	107,092	9,805,344

		16,047,033

Professional Services–3.87%
†CoStar Group	27,216	11,453,581
Equifax	14,100	1,841,037
†IHS Markit	23,283	1,256,351
ManpowerGroup	2,900	249,284
Nielsen Holdings	34,900	965,334
Robert Half International	8,500	598,230
TransUnion	107,084	7,879,241
†Verisk Analytics Class A	15,800	1,904,690

		26,147,748

Real Estate Management & Development–0.08%
Jones Lang LaSalle	3,900	562,848

		562,848

Road & Rail–1.12%
†Genesee & Wyoming Class A	7,000	636,930
JB Hunt Transport Services	6,500	773,110
Kansas City Southern	38,410	4,351,085
Landstar System	3,400	414,800
Old Dominion Freight Line	5,300	854,678
Schneider National Class B	20,044	500,699

		7,531,302

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.79%
Entegris	42,200	$1,221,690
KLA-Tencor	19,700	2,003,687
Lam Research	8,400	1,274,280
Marvell Technology Group	83,574	1,612,978
Maxim Integrated Products	123,804	6,981,308
Microchip Technology	89,245	7,042,323
Monolithic Power Systems	6,000	753,180
Skyworks Solutions	31,400	2,848,294
Xilinx	23,500	1,883,995

		25,621,735

Software–9.58%
†ANSYS	3,000	560,040
†Atlassian Class A	29,000	2,788,060
†Autodesk	37,451	5,846,476
†Cadence Design Systems	31,400	1,423,048
CDK Global	20,200	1,263,712
†Electronic Arts	70,399	8,482,375
†Ellie Mae	5,800	549,666
†Fortinet	10,000	922,700
†Guidewire Software	80,502	8,131,507
†Pivotal Software Class A	20,624	403,818
†Proofpoint	21,518	2,288,009
†RealPage	16,206	1,067,975
†Red Hat	17,900	2,439,412
†ServiceNow	49,403	9,664,709
†Splunk	17,600	2,128,016
SS&C Technologies Holdings	28,800	1,636,704
Symantec	70,300	1,495,984
†Synopsys	14,300	1,410,123
†Tableau Software Class A	11,080	1,238,079
†Take-Two Interactive Software	6,000	827,940
†Tyler Technologies	18,157	4,449,554
†Ultimate Software Group	5,500	1,772,045
†Workday Class A	16,600	2,423,268
†Zendesk	13,000	923,000
†Zynga Class A	141,700	568,217

		64,704,437

Specialty Retail–6.94%
†AutoZone	735	570,139
†Burlington Stores	15,000	2,443,800
†CarMax	17,200	1,284,324
†Five Below	5,200	676,312
†Michaels	13,300	215,859
†National Vision Holdings	22,838	1,030,907
†O’Reilly Automotive	25,056	8,702,450
Ross Stores	32,700	3,240,570
Tiffany & Co.	64,721	8,347,067
Tractor Supply	115,045	10,455,290

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty	33,250	$9,380,490
Williams-Sonoma	7,400	486,328

		46,833,536

Technology Hardware, Storage & Peripherals–0.12%
†Pure Storage Class A	31,044	805,592

		805,592

Textiles, Apparel & Luxury Goods–2.08%
Burberry Group	150,892	3,962,954
†Lululemon Athletica	47,341	7,692,439
PVH	3,900	563,160
Tapestry	36,500	1,834,855

		14,053,408

Trading Companies & Distributors–1.58%
Fastenal	144,368	8,376,231
†HD Supply Holdings	38,900	1,664,531
Watsco	3,500	623,350

		10,664,112

Water Utilities–0.14%
American Water Works	10,574	930,195

		930,195

Total Common Stock (Cost $445,188,447)		634,533,274

CONVERTIBLE PREFERRED STOCK–0.03%
†=pSlack Technologies Series H	17,008	202,485

Total Convertible Preferred Stock (Cost $202,485)		202,485

MASTER LIMITED PARTNERSHIPS–0.36%

Oaktree Capital Group	58,120	2,406,168

Total Master Limited Partnerships (Cost $2,371,941)		2,406,168

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	36,610,216	36,610,216

Total Money Market Fund (Cost $36,610,216)		36,610,216

	Number of Contracts	Value (U.S.$)
OPTIONS PURCHASED–0.00%
Equity Call Option–0.00%
RPM International strike price $70, expiration date 11/16/18, notional amount $749,000 (JPM)	107	$5,885

Total Options Purchased (Premium paid $15,729)		5,885

TOTAL INVESTMENTS–99.78% (Cost $484,388,818)		673,758,028
OPTIONS WRITTEN–0.00%
Equity Put Option–0.00%
RPM International strike price $60, expiration date 11/16/18, notional amount $(642,000) (JPM)	(107)	(8,560)

Total Options Written (Premium received $12,877)		(8,560)

« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,482,669

NET ASSETS APPLICABLE TO 40,765,364 SHARES OUTSTANDING–100.00%	$675,232,137

†	Non-income producing.

«	Includes $1,147,850 cash collateral and $61,7000 variation margin due from broker on futures contracts as of September 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted securities was $1,039,685 which represented 0.15% of the Fund’s net assets.

Investment	Date of Acquisition	Cost	Value
Slack Technologies Series H	8/17/18	$202,485	$202,485
Venture Global LNG Series B	3/8/18	36,240	62,400
Venture Global LNG Series C	10/16/17	524,169	722,800
Venture Global LNG Series C	3/8/18	30,200	52,000

Total		$793,094	$1,039,685

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
29 E-mini Russell 2000 Index	$2,466,160	$2,493,361	12/24/18	$—	$ (27,201)
53 E-mini S&P 500 Index	7,735,350	7,698,056	12/24/18	37,294	—
89 E-mini S&P MidCap 400 Index	18,024,280	18,157,953	12/24/18	—	(133,673)

Total Futures Contracts				$37,294	$ (160,874)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Blended Mid Cap Managed Volatility Fund –6

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

JPM–JPMorgan

LNG–Liquefied Natural Gas

S&P–Standard & Poor’s

See accompanying notes.

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available, are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Blended Mid Cap Managed Volatility Fund –8

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$14,719,018	$—	$—	$14,719,018
Air Freight & Logistics	7,772,557	—	—	7,772,557
Airlines	4,012,440	—	—	4,012,440
Auto Components	7,120,363	—	—	7,120,363
Automobiles	698,241	—	—	698,241
Banks	16,853,158	—	—	16,853,158
Beverages	1,372,031	—	—	1,372,031
Biotechnology	17,318,965	—	—	17,318,965
Building Products	11,610,353	—	—	11,610,353
Capital Markets	20,314,723	—	—	20,314,723
Chemicals	14,686,929	—	—	14,686,929
Commercial Services & Supplies	8,026,282	—	—	8,026,282
Communications Equipment	8,173,879	—	—	8,173,879
Construction & Engineering	526,300	—	—	526,300
Construction Materials	2,574,568	—	—	2,574,568
Consumer Finance	963,270	—	—	963,270
Containers & Packaging	4,297,973	—	—	4,297,973
Diversified Consumer Services	2,961,027	—	—	2,961,027
Diversified Telecommunication Services	604,128	—	—	604,128
Electrical Equipment	5,412,987	—	—	5,412,987
Electronic Equipment, Instruments & Components.	12,325,341	—	—	12,325,341
Energy Equipment & Services	345,000	—	—	345,000
Equity Real Estate Investment Trusts	6,194,702	—	—	6,194,702
Food & Staples Retailing.	6,868,628	—	—	6,868,628
Food Products	8,287,066	—	—	8,287,066
Gas Utilities	1,098,747	—	—	1,098,747
Health Care Equipment & Supplies	46,788,436	—	—	46,788,436
Health Care Providers & Services	12,871,077	—	—	12,871,077
Health Care Technology	4,569,485	—	—	4,569,485
Hotels, Restaurants & Leisure	34,232,115	—	—	34,232,115
Household Durables	7,136,952	—	—	7,136,952
Household Products	3,354,071	—	—	3,354,071
Industrial Conglomerates	1,332,945	—	—	1,332,945
Insurance	6,274,627	—	—	6,274,627
Internet & Direct Marketing Retail	2,972,390	—	—	2,972,390
Internet Software & Services	28,955,262	—	—	28,955,262
IT Services	33,510,125	—	—	33,510,125
Leisure Products	5,287,963	—	—	5,287,963
Life Sciences Tools & Services	5,266,608	—	—	5,266,608
Machinery	29,209,934	—	—	29,209,934
Marine	263,200	—	—	263,200
Media	1,537,248	—	—	1,537,248
Metals & Mining	353,500	—	—	353,500
Multiline Retail	4,687,775	—	—	4,687,775
Multi-Utilities	583,128	—	—	583,128
Oil, Gas & Consumable Fuels	5,468,611	—	837,200	6,305,811
Pharmaceuticals	16,047,033	—	—	16,047,033
Professional Services	26,147,748	—	—	26,147,748
Real Estate Management & Development	562,848	—	—	562,848
Road & Rail	7,531,302	—	—	7,531,302
Semiconductors & Semiconductor Equipment	25,621,735	—	—	25,621,735

LVIP Blended Mid Cap Managed Volatility Fund –9

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Software	$64,704,437	$—	$—	$64,704,437
Specialty Retail	46,833,536	—	—	46,833,536
Technology Hardware, Storage & Peripherals	805,592	—	—	805,592
Textiles, Apparel & Luxury Goods	14,053,408	—	—	14,053,408
Trading Companies & Distributors	10,664,112	—	—	10,664,112
Water Utilities	930,195	—	—	930,195
Convertible Preferred Stock	—	—	202,485	202,485
Master Limited Partnerships	2,406,168	—	—	2,406,168
Money Market Fund	36,610,216	—	—	36,610,216
Options Purchased	—	5,885	—	5,885

Total Investments	$672,712,458	$5,885	$1,039,685	$673,758,028

Derivatives:

Assets:
Futures Contracts	$37,294	$—	$—	$37,294

Liabilities:
Options Written	$—	$(8,560)	$—	$(8,560)

Futures Contracts	$ (160,874)	$—	$—	$(160,874)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust on September 13-14, 2018, the Board approved the termination of Ivy Investment Management Company as one of the sub-advisers to the Fund, and the appointment of Massachusetts Financial Services Company as a new sub-adviser to the Fund. This change is effective October 31, 2018.

LVIP Blended Mid Cap Managed Volatility Fund –10

LVIP Clarion Global Real Estate Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.28%
Australia–4.48%
†=pBGP Holdings	4,536,115	$0
Dexus	719,424	5,491,576
Goodman Group	284,226	2,128,491
GPT Group	1,344,855	5,064,789
LendLease Group	192,272	2,732,422
Mirvac Group	4,983,979	8,682,433

		24,099,711

Belgium–0.61%
Warehouses De Pauw CVA	25,109	3,305,928

		3,305,928

Canada–1.68%
Chartwell Retirement Residences	303,723	3,442,500
First Capital Realty	197,200	2,977,122
SmartCentres Real Estate Investment Trust	111,000	2,621,925

		9,041,547

France–0.39%
Gecina	12,729	2,125,221

		2,125,221

Germany–5.42%
ADO Properties	70,035	4,195,809
Grand City Properties	149,347	3,870,273
LEG Immobilien	54,617	6,483,986
Vonovia	298,205	14,569,397

		29,119,465

∎Hong Kong–10.43%
China Overseas Land & Investment	862,000	2,697,759
China Resources Land	794,000	2,779,079
CK Asset Holdings	3,099,800	23,263,299
Hongkong Land Holdings	1,230,300	8,144,586
Link REIT	751,400	7,395,603
Wharf Real Estate Investment	1,048,723	6,765,220
Wheelock & Co.	833,000	4,995,861

		56,041,407

Ireland–0.73%
Green REIT	1,055,217	1,859,792
Hibernia REIT	1,239,868	2,044,159

		3,903,951

Japan–9.78%
AEON REIT Investment	2,289	2,459,839
Hulic	451,799	4,433,690
Hulic REIT	1,121	1,629,900
Japan Hotel REIT Investment	7,104	5,170,752
Kenedix Office Investment	568	3,624,362
Lasalle Logiport REIT	2,271	2,088,712
Mitsui Fudosan	567,300	13,426,067
Mori Hills REIT Investment	4,069	5,171,304

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nomura Real Estate Holdings	179,300	$3,620,086
Orix JREIT	4,297	6,709,099
Tokyo Tatemono	346,200	4,223,140

		52,556,951

Norway–0.43%
Entra	159,373	2,291,094

		2,291,094

Singapore–2.20%
CapitaLand	2,788,700	6,874,598
CapitaLand Commercial Trust	2,195,200	2,858,312
Mapletree Logistics Trust	2,353,800	2,117,826

		11,850,736

Spain–0.87%
Lar Espana Real Estate SOCIMI	139,928	1,424,804
Merlin Properties SOCIMI	240,122	3,257,704

		4,682,508

Sweden–3.41%
Castellum	371,831	6,656,425
Fabege	384,005	5,320,608
Kungsleden	275,630	2,028,287
Pandox	110,296	1,975,732
Wihlborgs Fastigheter	194,776	2,343,256

		18,324,308

United Kingdom–4.24%
Grainger	510,908	1,997,752
Hammerson	615,117	3,661,563
Land Securities Group	527,640	6,075,371
Safestore Holdings	322,366	2,189,095
Segro	498,379	4,143,067
UNITE Group	403,826	4,700,277

		22,767,125

United States–54.61%
Alexandria Real Estate Equities	123,950	15,591,672
American Campus Communities	3,969	163,364
AvalonBay Communities	78,307	14,185,313
Brixmor Property Group	399,755	6,999,710
Columbia Property Trust	202,132	4,778,401
Cousins Properties	566,764	5,038,532
CubeSmart	248,258	7,082,801
CyrusOne	98,924	6,271,782
DiamondRock Hospitality	379,748	4,431,659
Douglas Emmett	244,000	9,203,680
Duke Realty	188,552	5,349,220
Equinix	38,170	16,523,411
Equity Residential	199,297	13,205,419
Essex Property Trust	24,305	5,996,287
Extra Space Storage	156,876	13,591,737
Healthcare Trust of America Class A	307,247	8,194,278

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Hilton Worldwide Holdings	154,252	$12,460,477
Hudson Pacific Properties	197,004	6,445,971
Invitation Homes	330,094	7,562,454
JBG SMITH Properties	67,385	2,481,790
Macerich	117,729	6,509,236
MGM Growth Properties Class A	100,460	2,962,565
Mid-America Apartment Communities	87,281	8,743,811
Piedmont Office Realty Trust Class A	236,517	4,477,267
Prologis	278,151	18,855,856
Regency Centers	163,683	10,585,380
Simon Property Group	140,128	24,767,617
STORE Capital	256,771	7,135,666
Sun Communities	67,276	6,831,205
Taubman Centers	112,770	6,747,029
Tier REIT	76,215	1,836,782
VEREIT	776,670	5,638,624
VICI Properties	345,933	7,479,071
Welltower	239,097	15,378,719

		293,506,786

Total Common Stock (Cost $487,458,619)		533,616,738

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	952,375	$952,375

Total Money Market Fund (Cost $952,375)		952,375

TOTAL VALUE OF SECURITIES–99.46% (Cost $488,410,994)	534,569,113
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	2,887,346

NET ASSETS APPLICABLE TO 58,485,286 SHARES OUTSTANDING–100.00%	$537,456,459

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted security was $0, which represented 0% of the Fund’s net assets.

Restricted Security

Investment	Date of Acquisition	Cost	Value
BGP Holdings	8/6/09	$—	$—

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	EUR	(1,369,751)	USD	1,590,117	10/2/18	$—	$(734)
BBH	GBP	(296,826)	USD	387,061	10/2/18	110	—
BBH	HKD	2,910,690	USD	(371,996)	10/3/18	—	(163)
BBH	SEK	1,199,676	USD	(135,132)	10/2/18	—	(103)
BNYM	GBP	(27,660)	USD	35,974	10/2/18	—	(83)
BNYM	SEK	(837,549)	USD	94,788	10/1/18	526	—

Total Foreign Currency Exchange Contracts						$636	$(1,083)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BBH–Brown Brothers Harriman & Co.

BNYM–Bank of New York Mellon

CVA–Dutch Certificate

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

REIT–Real Estate Investment Trust

SEK–Swedish Krona

USD–United States Dollar

See accompanying notes.

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Clarion Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$24,099,711	$—	$—	$24,099,711
Belgium.	3,305,928	—	—	3,305,928
Canada	9,041,547	—	—	9,041,547
France	2,125,221	—	—	2,125,221
Germany	29,119,465	—	—	29,119,465
Hong Kong	56,041,407	—	—	56,041,407
Ireland	3,903,951	—	—	3,903,951
Japan	52,556,951	—	—	52,556,951
Norway	2,291,094	—	—	2,291,094
Singapore	11,850,736	—	—	11,850,736
Spain	4,682,508	—	—	4,682,508
Sweden	18,324,308	—	—	18,324,308
United Kingdom	22,767,125	—	—	22,767,125
United States	293,506,786	—	—	293,506,786
Money Market Fund	952,375	—	—	952,375

Total Investments	$534,569,113	$—	$—	$534,569,113

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$636	$—	$636

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,083)	$—	$(1,083)

The value of Level 3 investments was zero at the end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Clarion Global Real Estate Fund–5

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–76.08%
INVESTMENT COMPANIES–76.08%
Equity Funds–76.08%
ClearBridge® –
Variable Aggressive Growth Portfolio	2,177,272	$64,033,558
Variable Appreciation Portfolio	1,404,211	64,017,972

		128,051,530

Total Affiliated Investments (Cost $110,995,086)		128,051,530

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–23.75%
INVESTMENT COMPANIES–23.75%
Equity Funds–18.93%
*QS Batterymarch® –
U.S. Large Cap Equity Fund	752,241	$15,955,040
*QS Batterymarch Insurance Series® –
Global Dividend Fund	1,197,473	15,902,438

		31,857,478

Money Market Fund–4.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	8,107,180	8,107,180

Total Unaffiliated Investments (Cost $34,938,866)		39,964,658

TOTAL VALUE OF SECURITIES–99.83% (Cost $145,933,952)	168,016,188
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	288,326

NET ASSETS APPLICABLE TO 15,210,969 SHARES OUTSTANDING–100.00%	$168,304,514

*	Institutional Class shares.

«	Includes $312,926 cash collateral held at broker futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$ 163,575	$ 164,470	12/18/18	$—	$(895)
2	Euro	292,050	294,065	12/18/18	—	(2,015)
2	Japanese Yen	221,350	224,872	12/18/18	—	(3,522)

					—	(6,432)

Equity Contracts:
40	E-mini S&P 500 Index	5,838,000	5,810,704	12/24/18	27,296	—
3	E-mini S&P MidCap 400 Index	607,560	612,627	12/24/18	—	(5,067)
8	Euro STOXX 50 Index	314,599	308,602	12/24/18	5,997	—
2	FTSE 100 Index	195,158	189,315	12/24/18	5,843	—
1	Nikkei 225 Index (OSE)	212,287	197,330	12/14/18	14,957	—

					54,093	(5,067)

Total Futures Contracts					$54,093	$(11,499)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers, primarly ClearBridge Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at http://www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$128,051,530
Unaffiliated Investment Companies	39,964,658

Total Investments	$168,016,188

Derivatives:
Assets:
Futures Contracts	$54,093

Liabilities:
Futures Contracts	$(11,499)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–76.08%@
Equity Funds–76.08%@
ClearBridge - Variable Aggressive Growth Portfolio	$50,939,595	$12,523,460	$3,923,972	$(279,576)	$4,774,051	$64,033,558	2,177,272	$12,013	$824,232
ClearBridge - Variable Appreciation Portfolio	50,298,837	12,197,442	3,401,156	(4,132)	4,926,981	64,017,972	1,404,211	23,569	434,728

Total	$101,238,432	$24,720,902	$7,325,128	$(283,708)	$9,701,032	$128,051,530		$35,582	$1,258,960

@As a percentage of Net Assets as of September 30, 2018.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–4

LVIP Delaware Bond Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–10.88%
Fannie Mae Connecticut Avenue Securities
•Series 2016-C04 1M1 3.666% (LIBOR01M + 1.45%) 1/25/29	2,114,048	$2,128,534
•Series 2017-C01 1M1 3.516% (LIBOR01M + 1.30%) 7/25/29	2,266,479	2,281,941
•Series 2017-C04 2M2 5.066% (LIBOR01M + 2.85%) 11/25/29	2,850,000	3,002,307
•Series 2018-C01 1M2 4.466% (LIBOR01M + 2.25%) 7/25/30	4,320,000	4,418,471
•Series 2018-C02 2M2 4.416% (LIBOR01M + 2.20%) 8/25/30	3,500,000	3,545,147
•Series 2018-C03 1M2 4.366% (LIBOR01M + 2.15%) 10/25/30	4,034,000	4,085,949
•Series 2018-C05 1M2 4.566% (LIBOR01M + 2.35%) 1/25/31	3,305,000	3,358,719
Fannie Mae Interest Strip
•*Series 413 167 4.50% 7/25/42	68,920	18,112
*Series 417 C24 3.50% 12/25/42	403,330	75,860
*Series 418 C12 3.00% 8/25/33	13,658,161	1,776,789
*Series 419 C3 3.00% 11/25/43	3,125,592	626,818
Fannie Mae REMICs
Series 2004-W11 1A2 6.50% 5/25/44	104,180	114,411
Series 2007-40 PT 5.50% 5/25/37	92,260	99,742
•*Series 2008-15 SB 4.384% (6.60% minus LIBOR01M) 8/25/36	694,995	108,109
Series 2010-41 PN 4.50% 4/25/40	312,096	321,163
Series 2010-96 DC 4.00% 9/25/25	137,187	144,244
*Series 2012-44 IK 3.50% 12/25/31	1,121,499	117,855
•*Series 2012-51 SA 4.284% (6.50% minus LIBOR01M) 5/25/42	4,233,359	860,705
*Series 2012-60 KI 3.00% 9/25/26	146,873	8,324
*Series 2012-95 HI 3.00% 8/25/27	32,385,930	2,671,101
*Series 2012-98 DI 3.50% 9/25/27	7,315,899	745,514
*Series 2012-98 IY 3.00% 9/25/27	1,260,103	113,601

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2012-98 KI 3.50% 7/25/27	14,364,583	$1,367,952
*Series 2012-99 AI 3.50% 5/25/39	3,766,612	391,299
*Series 2012-102 IB 3.50% 9/25/27	2,093,253	230,270
*Series 2012-105 AI 3.50% 10/25/39	3,431,632	388,602
*Series 2012-115 MI 3.50% 3/25/42	1,506,095	172,134
*Series 2012-118 AI 3.50% 11/25/37	6,342,218	684,793
*Series 2012-120 CI 3.50% 12/25/31	626,409	63,023
*Series 2012-120 WI 3.00% 11/25/27	6,761,849	640,455
*Series 2012-121 ID 3.00% 11/25/27	235,837	22,197
*Series 2012-125 MI 3.50% 11/25/42	78,773	17,361
*Series 2012-128 IC 3.00% 11/25/32	11,939,253	1,540,607
*Series 2012-128 IY 3.00% 11/25/32	11,217,459	1,536,699
*Series 2012-132 AI 3.00% 12/25/27	8,190,598	730,981
*Series 2012-132 KI 3.00% 12/25/32	17,784,098	2,390,686
*Series 2012-137 AI 3.00% 12/25/27	28,055,945	2,487,448
*Series 2012-137 WI 3.50% 12/25/32	4,678,902	705,542
*Series 2012-138 DI 3.00% 12/25/27	5,197,999	444,003
•*Series 2012-139 NS 4.484% (6.70% minus LIBOR01M) 12/25/42	14,801,164	3,099,605
*Series 2012-144 EI 3.00% 1/25/28	3,678,049	310,592
*Series 2012-144 PI 3.50% 6/25/42	2,252,308	299,747
Series 2012-145 MZ 3.50% 1/25/43	1,445,080	1,333,575
*Series 2012-146 IO 3.50% 1/25/43	10,523,385	2,132,404
*Series 2012-147 AI 3.00% 10/25/27	15,376,234	1,333,175
*Series 2012-148 IK 3.00% 1/25/33	6,176,187	844,371

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2012-149 IC 3.50% 1/25/28	7,452,135	$780,207
*Series 2013-1 YI 3.00% 2/25/33	9,579,437	1,263,520
Series 2013-6 ZJ 3.00% 2/25/43	599,169	512,589
*Series 2013-7 EI 3.00% 10/25/40	4,402,529	592,412
*Series 2013-9 IO 3.00% 2/25/28	8,406,489	734,001
•*Series 2013-10 SJ 3.934% (6.15% minus LIBOR01M) 2/25/43	9,295,228	1,607,582
*Series 2013-18 EI 3.50% 3/25/33	28,418,550	4,288,612
*Series 2013-20 IH 3.00% 3/25/33	227,038	31,937
*Series 2013-23 IL 3.00% 3/25/33	629,021	87,466
*Series 2013-26 ID 3.00% 4/25/33	4,451,113	626,137
*Series 2013-28 EI 3.00% 4/25/28	8,341,390	655,365
Series 2013-28 YB 3.00% 4/25/43	142,000	129,691
*Series 2013-31 MI 3.00% 4/25/33	1,330,251	188,383
Series 2013-31 NT 3.00% 4/25/43	74,204	71,805
Series 2013-34 GP 3.00% 5/25/42	18,052,716	17,805,894
*Series 2013-35 IB 3.00% 4/25/33	6,846,237	894,184
*Series 2013-38 AI 3.00% 4/25/33	4,133,364	560,734
*Series 2013-41 HI 3.00% 2/25/33	8,340,060	909,542
*Series 2013-43 IX 4.00% 5/25/43	16,425,545	4,044,554
*Series 2013-44 DI 3.00% 5/25/33	13,372,664	1,894,639
Series 2013-44 Z 3.00% 5/25/43	1,425,576	1,283,242
*Series 2013-45 PI 3.00% 5/25/33	3,258,090	458,567
*Series 2013-55 AI 3.00% 6/25/33	9,952,099	1,417,462
Series 2013-59 PY 2.50% 6/25/43	820,000	711,086

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-60 CI 3.00% 6/25/31	27,799,115	$2,541,487
Series 2013-62 PY 2.50% 6/25/43	716,000	610,444
*Series 2013-67 AI 3.00% 7/25/28	9,341,933	815,685
*Series 2013-69 IJ 3.00% 7/25/33	3,736,929	521,986
*Series 2013-69 IO 3.00% 11/25/31	4,724,507	448,956
*Series 2013-83 LI 2.50% 8/25/28	627,370	52,811
*Series 2013-87 IW 2.50% 6/25/28	908,604	68,409
•*Series 2013-92 SA 3.734% (5.95% minus LIBOR01M) 9/25/43	18,865,091	3,310,901
•*Series 2013-101 HS 4.284% (6.50% minus LIBOR01M) 10/25/43	26,117,687	5,446,888
•*Series 2013-103 SK 3.704% (5.92% minus LIBOR01M) 10/25/43	10,838,389	1,927,360
*Series 2014-21 ID 3.50% 6/25/33	45,801	6,590
*Series 2014-36 MI 3.50% 10/25/33	715,778	101,365
Series 2014-36 ZE 3.00% 6/25/44	128,667	113,349
*Series 2014-63 KI 3.50% 11/25/33	1,677,632	202,926
*Series 2014-64 IT 3.50% 6/25/41	2,286,933	244,610
Series 2014-67 GZ 2.00% 12/25/42	625,429	512,135
•*Series 2014-68 BS 3.934% (6.15% minus LIBOR01M) 11/25/44	5,308,637	961,635
Series 2014-72 KZ 3.00% 11/25/44	59,599	50,487
*Series 2014-76 IO 3.50% 11/25/39	11,597,400	1,082,548
*Series 2014-77 AI 3.00% 10/25/40	88,291	10,072
*Series 2014-85 IB 3.00% 12/25/44	126,004	23,977
•*Series 2014-90 SA 3.934% (6.15% minus LIBOR01M) 1/25/45	35,669,525	5,835,909

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2015-10 KI 3.00% 7/25/40	2,462,804	$276,507
*Series 2015-27 IA 4.00% 6/25/43	1,445,282	245,141
•*Series 2015-27 SA 4.234% (6.45% minus LIBOR01M) 5/25/45	2,142,261	407,974
Series 2015-40 GZ 3.50% 5/25/45	3,162,804	2,956,066
*Series 2015-44 AI 3.50% 1/25/34	4,754,147	655,030
Series 2015-44 Z 3.00% 9/25/43	7,222,637	6,326,756
*Series 2015-45 AI 3.00% 1/25/33	1,655,663	186,638
Series 2015-53 KB 3.00% 1/25/45	99,000	91,418
*Series 2015-56 MI 3.50% 10/25/41	2,918,913	456,273
*Series 2015-57 LI 3.50% 8/25/35	10,075,607	1,606,490
*Series 2015-59 CI 3.50% 8/25/30	3,804,111	364,341
*Series 2015-71 PI 4.00% 3/25/43	619,325	108,527
*Series 2015-85 BI 4.50% 9/25/43	84,021	17,123
Series 2015-89 AZ 3.50% 12/25/45	1,048,886	978,846
Series 2015-90 AZ 3.00% 6/25/41	95,797	85,061
•*Series 2015-95 SH 3.784% (6.00% minus LIBOR01M) 1/25/46	7,796,343	1,354,455
*Series 2016-2 HI 3.00% 12/25/41	72,316	10,467
*Series 2016-6 AI 3.50% 4/25/34	6,312,470	792,817
*Series 2016-17 BI 4.00% 2/25/43	71,511	11,108
*Series 2016-23 AI 3.50% 2/25/41	2,739,101	336,916
*Series 2016-30 CI 3.00% 5/25/36	5,211,908	727,395
*Series 2016-33 DI 3.50% 6/25/36	13,057,953	1,986,209
Series 2016-33 EL 3.00% 6/25/46	559,000	493,176
•*Series 2016-36 SB 3.784% (6.00% minus LIBOR01M) 3/25/43	4,251,482	518,468

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2016-40 IO 3.50% 7/25/36	1,698,799	$282,658
Series 2016-40 ZC 3.00% 7/25/46	2,672,200	2,362,051
*Series 2016-50 IB 3.00% 2/25/46	819,144	126,803
*Series 2016-51 LI 3.00% 8/25/46	15,669,429	2,485,989
*Series 2016-54 PI 3.00% 2/25/44	80,920	8,958
•*Series 2016-55 SK 3.784% (6.00% minus LIBOR01M) 8/25/46	6,643,515	1,242,306
*Series 2016-60 LI 3.00% 9/25/46	7,340,410	1,125,874
Series 2016-61 ML 3.00% 9/25/46	1,883,933	1,710,166
*Series 2016-62 IC 3.00% 3/25/43	20,983,282	2,514,106
•*Series 2016-62 SA 3.784% (6.00% minus LIBOR01M) 9/25/46	13,019,147	2,498,432
*Series 2016-64 CI 3.50% 7/25/43	6,144,072	852,446
*Series 2016-66 DI 3.00% 9/25/40	820,823	91,917
*Series 2016-71 PI 3.00% 10/25/46	4,051,021	614,434
Series 2016-72 AZ 3.00% 10/25/46	1,006,546	893,524
Series 2016-72 PZ 3.00% 10/25/46	612,634	512,109
•*Series 2016-74 GS 3.784% (6.00% minus LIBOR01M) 10/25/46	13,854,997	2,844,783
•*Series 2016-77 SA 3.784% (6.00% minus LIBOR01M) 10/25/46	758,030	122,235
Series 2016-79 NC 2.50% 9/25/45	617,253	524,108
*Series 2016-83 PI 3.50% 7/25/45	2,032,256	347,300
•*Series 2016-85 SA 3.784% (6.00% minus LIBOR01M) 11/25/46	13,962,352	2,685,038
*Series 2016-90 CI 3.00% 2/25/45	865,329	115,379
Series 2016-94 PZ 3.00% 12/25/46	2,414,980	2,145,539

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2016-95 IO 3.00% 12/25/46	83,514	$15,134
*Series 2016-99 DI 3.50% 1/25/46	4,008,745	764,353
*Series 2016-104 CI 3.50% 4/25/43	4,596,205	685,464
•*Series 2016-105 SA 3.784% (6.00% minus LIBOR01M) 1/25/47	8,623,079	1,650,174
*Series 2017-1 EI 3.50% 9/25/35	2,611,779	409,113
*Series 2017-4 AI 3.50% 5/25/41	6,384,109	812,185
*Series 2017-4 BI 3.50% 5/25/41	3,766,645	595,849
*Series 2017-6 NI 3.50% 3/25/46	789,498	153,429
•*Series 2017-8 SG 3.784% (6.00% minus LIBOR01M) 2/25/47	11,657,141	2,171,159
*Series 2017-11 EI 3.00% 3/25/42	11,691,170	1,752,935
*Series 2017-12 JI 3.50% 5/25/40	3,443,861	504,859
*Series 2017-14 AI 3.00% 9/25/42	1,556,336	240,310
Series 2017-15 NZ 3.50% 3/25/47	3,486,243	3,292,807
•*Series 2017-16 SM 3.834% (6.05% minus LIBOR01M) 3/25/47	14,104,979	2,666,865
Series 2017-16 UW 3.00% 7/25/45	819,494	764,913
*Series 2017-16 WI 3.00% 1/25/45	3,086,818	427,135
Series 2017-16 YT 3.00% 7/25/46	2,135,000	2,021,467
Series 2017-16 YW 3.00% 3/25/47	506,000	456,889
*Series 2017-17 LI 3.00% 4/25/37	7,580,802	756,384
Series 2017-19 MD 3.00% 1/25/47	193,751	169,720
Series 2017-21 ZD 3.50% 4/25/47	13,254,465	12,460,374
*Series 2017-24 AI 3.00% 8/25/46	4,871,350	809,225
Series 2017-25 BL 3.00% 4/25/47	1,051,000	959,526
Series 2017-26 VZ 3.00% 4/25/47	5,902,404	5,169,016

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2017-27 EM 3.00% 4/25/47	517,112	$466,126
Series 2017-39 CY 3.50% 5/25/47	6,020,000	5,811,691
Series 2017-40 GZ 3.50% 5/25/47	2,309,147	2,179,223
Series 2017-45 JZ 3.00% 6/25/47	798,202	668,401
Series 2017-45 ZK 3.50% 6/25/47	802,935	749,266
*Series 2017-46 JI 3.50% 1/25/43	6,810,561	931,976
Series 2017-46 VG 3.50% 4/25/38	1,341,000	1,304,100
Series 2017-55 HY 3.00% 7/25/47	308,255	276,386
*Series 2017-59 KI 3.00% 3/25/47	653,774	119,651
•*Series 2017-61 SB 3.934% (6.15% minus LIBOR01M) 8/25/47	17,586,805	3,337,332
Series 2017-61 TB 3.00% 8/25/44	1,744,000	1,597,539
Series 2017-67 BZ 3.00% 9/25/47	920,396	777,577
•*Series 2017-69 SG 3.934% (6.15% minus LIBOR01M) 9/25/47	11,047,202	2,071,131
Series 2017-77 HZ 3.50% 10/25/47	3,091,167	2,932,010
*Series 2017-88 EI 3.00% 11/25/47	7,383,502	1,459,768
*Series 2017-88 IE 3.00% 11/25/47	17,682,690	3,425,821
Series 2017-94 CZ 3.50% 11/25/47	1,934,647	1,816,899
Series 2017-96 EZ 3.50% 12/25/47	3,430,162	3,237,341
Series 2017-99 DZ 3.50% 12/25/47	5,643,190	5,189,061
*Series 2017-99 IE 3.00% 12/25/47	9,044,306	1,856,030
Series 2017-108 AZ 3.50% 1/25/58	2,690,030	2,423,976
Series 2018-8 MU 3.00% 2/25/48	5,577,000	5,014,341
Series 2018-15 GZ 3.00% 3/25/48	856,846	775,500
Series 2018-53 Z 3.50% 7/25/48	110,965	99,856

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 3656 PM 5.00% 4/15/40	4,168,357	$4,422,844
•Series 3800 AF 2.658% (LIBOR01M + 0.50%) 2/15/41	233,910	235,298
*Series 3939 EI 3.00% 3/15/26	8,014,721	425,984
Series 4015 MY 3.50% 3/15/42	78,000	76,045
*Series 4050 EI 4.00% 2/15/39	5,983,431	583,283
*Series 4057 IL 3.00% 6/15/27	17,342,202	1,514,390
*Series 4072 BI 3.50% 7/15/27	1,307,673	137,621
Series 4097 VY 1.50% 8/15/42	100,000	82,105
*Series 4100 EI 3.00% 8/15/27	12,954,407	1,159,396
*Series 4101 WI 3.50% 8/15/32	3,414,033	624,782
Series 4102 KG 2.50% 9/15/42	31,000	25,063
*Series 4109 AI 3.00% 7/15/31	14,431,784	1,756,605
*Series 4116 EI 3.00% 10/15/27	20,983,368	1,923,978
*Series 4120 IK 3.00% 10/15/32	8,465,553	1,201,933
*Series 4120 MI 3.00% 10/15/32	2,009,889	295,059
*Series 4121 AI 3.50% 10/15/42	9,530,890	1,897,343
*Series 4122 LI 3.00% 10/15/27	116,974	11,202
*Series 4135 AI 3.50% 11/15/42	8,207,142	1,742,778
Series 4136 EZ 3.00% 11/15/42	249,300	233,574
*Series 4139 IP 3.50% 4/15/42	2,231,840	290,145
Series 4142 HA 2.50% 12/15/32	113,362	109,434
*Series 4142 IO 3.00% 12/15/27	3,974,727	352,951
*Series 4145 LI 3.00% 12/15/27	18,905,005	1,720,883
*Series 4146 AI 3.00% 12/15/27	4,610,850	376,133
*Series 4146 IA 3.50% 12/15/32	4,325,678	676,446
Series 4150 PQ 2.50% 1/15/43	17,502	15,464
*Series 4150 UI 3.50% 8/15/32	13,754,890	1,515,545
Series 4158 ZT 3.00% 1/15/43	491,630	435,403
•*Series 4159 KS 3.992% (6.15% minus LIBOR01M) 1/15/43	4,115,083	773,031
*Series 4161 IM 3.50% 2/15/43	2,398,343	546,890
Series 4171 MN 3.00% 2/15/43	120,000	109,534
Series 4171 Z 3.00% 2/15/43	1,862,779	1,678,054
Series 4180 ZB 3.00% 3/15/43	652,181	575,325
*Series 4181 DI 2.50% 3/15/33	4,024,136	489,726
•*Series 4184 GS 3.962% (6.12% minus LIBOR01M) 3/15/43	6,580,562	1,239,517
*Series 4185 LI 3.00% 3/15/33	3,477,687	500,198
*Series 4186 IB 3.00% 3/15/33	5,598,201	729,032
*Series 4186 JI 3.00% 3/15/33	7,706,321	911,591
*Series 4188 JI 3.00% 4/15/33	7,900,632	906,849
*Series 4191 CI 3.00% 4/15/33	1,358,959	189,871
*Series 4205 AI 2.50% 5/15/28	1,400,128	119,978
Series 4210 Z 3.00% 5/15/43	251,620	220,214
*Series 4216 KI 3.50% 6/15/28	7,230,007	714,274

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4218 AI 3.00% 6/15/33	6,467,439	$873,190
Series 4226 GZ 3.00% 7/15/43	301,197	270,529
*Series 4342 CI 3.00% 11/15/33	51,372	6,256
Series 4356 GZ 2.00% 1/15/43	1,039,651	836,195
*Series 4366 DI 3.50% 5/15/33	86,903	12,385
Series 4391 GZ 2.50% 12/15/40	77,354	70,173
Series 4408 BC 3.00% 11/15/44	156,000	138,736
*Series 4433 DI 3.00% 8/15/32	177,740	17,673
Series 4435 DY 3.00% 2/15/35	5,504,000	5,165,288
*Series 4449 PI 4.00% 11/15/43	78,473	15,476
*Series 4453 DI 3.50% 11/15/33	2,820,522	385,508
Series 4456 MZ 3.50% 3/15/45	519,854	482,337
Series 4464 DA 2.50% 1/15/43	3,178,901	2,840,804
*Series 4476 GI 3.00% 6/15/41	82,652	10,505
*Series 4479 TI 4.00% 7/15/34	1,279,228	210,367
•*Series 4494 SA 4.022% (6.18% minus LIBOR01M) 7/15/45	1,878,102	343,278
*Series 4504 IO 3.50% 5/15/42	2,948,441	354,998
*Series 4518 CI 3.50% 6/15/42	1,561,645	200,720
*Series 4520 AI 3.50% 10/15/35	1,734,827	345,021
*Series 4527 CI 3.50% 2/15/44	8,612,204	1,577,704
Series 4531 PZ 3.50% 11/15/45	2,415,838	2,226,720
*Series 4543 HI 3.00% 4/15/44	3,575,058	568,512
*Series 4546 AI 3.50% 1/15/31	10,692,913	1,295,320
Series 4554 MP 3.00% 2/15/46	2,252,500	2,097,445
*Series 4567 LI 4.00% 8/15/45	379,692	76,891
*Series 4574 AI 3.00% 4/15/31	67,110	8,393
*Series 4580 MI 3.50% 2/15/43	408,205	63,082
*Series 4581 LI 3.00% 5/15/36	3,240,175	446,863
Series 4592 WT 5.50% 6/15/46	11,388,433	12,328,639
•*Series 4594 SG 3.842% (6.00% minus LIBOR01M) 6/15/46	459,566	96,335
*Series 4601 IN 3.50% 7/15/46	30,265,602	5,965,517
*Series 4610 IB 3.00% 6/15/41	18,434,812	2,273,101
•*Series 4618 SA 3.842% (6.00% minus LIBOR01M) 9/15/46	4,827,157	986,787
Series 4623 LZ 2.50% 10/15/46	3,478,587	2,814,131
•*Series 4623 MS 3.842% (6.00% minus LIBOR01M) 10/15/46	2,965,003	594,159
*Series 4623 WI 4.00% 8/15/44	84,688	14,854
*Series 4625 BI 3.50% 6/15/46	12,731,361	2,824,166
Series 4625 PZ 3.00% 6/15/46	2,179,457	1,909,551
*Series 4627 PI 3.50% 5/15/44	10,515,448	1,545,409
Series 4629 KB 3.00% 11/15/46	1,273,000	1,161,020

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•*Series 4631 GS 3.842% (6.00% minus LIBOR01M) 11/15/46	18,133,667	$3,230,409
Series 4636 NZ 3.00% 12/15/46	4,575,745	4,019,619
*Series 4643 QI 3.50% 9/15/45	126,592	22,235
*Series 4644 GI 3.50% 5/15/40	4,909,798	716,043
Series 4648 MZ 3.00% 6/15/46	1,096,026	974,077
Series 4648 NC 3.00% 9/15/46	253,070	233,634
Series 4648 ND 3.00% 9/15/46	633,732	571,707
•*Series 4648 SA 3.842% (6.00% minus LIBOR01M) 1/15/47	9,945,215	2,015,495
Series 4650 JE 3.00% 7/15/46	740,000	659,865
Series 4653 VB 3.00% 4/15/40	959,208	908,719
*Series 4655 TI 3.00% 8/15/36	1,847,298	193,853
*Series 4655 WI 3.50% 8/15/43	4,859,431	845,409
*Series 4656 HI 3.50% 5/15/42	142,293	22,684
Series 4657 JZ 3.50% 2/15/47	1,225,999	1,090,157
Series 4657 NW 3.00% 4/15/45	1,002,318	948,714
•*Series 4657 PS 3.842% (6.00% minus LIBOR01M) 2/15/47	10,302,410	1,968,526
*Series 4660 GI 3.00% 8/15/43	3,578,914	582,125
*Series 4663 AI 3.00% 3/15/42	7,631,138	1,085,903
Series 4663 HZ 3.50% 3/15/47	1,073,845	1,014,354
*Series 4664 DI 3.50% 11/15/43	2,171,829	326,581
Series 4664 ZC 3.00% 9/15/45	782,385	665,217
*Series 4665 NI 3.50% 7/15/41	19,735,012	2,604,710
*Series 4667 CI 3.50% 7/15/40	382,290	45,175
*Series 4667 LI 3.50% 10/15/43	8,555,404	1,481,924
*Series 4669 QI 3.50% 6/15/41	1,355,258	215,989
Series 4669 QW 3.00% 9/15/44	282,000	260,837
*Series 4673 WI 3.50% 9/15/43	4,966,084	796,175
*Series 4674 GI 3.50% 10/15/40	346,030	40,004
Series 4676 KZ 2.50% 7/15/45	2,298,913	1,881,755
*Series 4690 WI 3.50% 12/15/43	6,431,608	1,045,339
*Series 4693 EI 3.50% 8/15/42	3,237,179	512,286
*Series 4700 WI 3.50% 1/15/44	5,476,380	994,002
*Series 4703 CI 3.50% 7/15/42	9,743,111	1,376,206
Series 4738 TW 3.00% 11/15/46	859,000	805,605
Series 4753 EZ 3.50% 12/15/47	1,063,449	976,935
Series 4761 Z 3.50% 12/15/47	4,681,067	4,371,093
Series 4791 AZ 3.50% 12/15/47	1,235,979	1,201,617
Freddie Mac Strips
•*Series 267 S5 3.842% (6.00% minus LIBOR01M) 8/15/42	7,911,047	1,347,295
•*Series 284 S6 3.942% (6.10% minus LIBOR01M) 10/15/42	63,635	11,763
*Series 290 IO 3.50% 11/15/32	2,448,150	399,177

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips (continued)
•*Series 299 S1 3.842% (6.00% minus LIBOR01M) 1/15/43	6,396,532	$1,054,685
•*Series 303 151 4.287% 12/15/42	54,241	13,114
•*Series 303 185 3.442% 1/15/43	66,954	14,853
*Series 304 C30 2.50% 12/15/27	23,219,560	1,860,168
*Series 304 C31 3.00% 12/15/27	8,348,812	737,074
*Series 304 C38 3.50% 12/15/27	4,280,358	388,883
•*Series 319 S2 3.842% (6.00% minus LIBOR01M) 11/15/43	10,901,510	1,952,601
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 5.066% (LIBOR01M + 2.85%) 4/25/28	2,324,385	2,406,358
•Series 2015-HQA1 M2 4.866% (LIBOR01M + 2.65%) 3/25/28	1,274,927	1,296,007
•Series 2016-DNA3 M2 4.216% (LIBOR01M + 2.00%) 12/25/28	1,595,128	1,616,063
•Series 2016-DNA4 M2 3.516% (LIBOR01M + 1.30%) 3/25/29	1,700,000	1,715,973
•Series 2016-HQA2 M2 4.466% (LIBOR01M + 2.25%) 11/25/28	1,762,286	1,799,202
•Series 2017-DNA1 M2 5.466% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,830,600
•Series 2017-DNA3 M2 4.716% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,077,079
•Series 2017-HQA3 M2 4.566% (LIBOR01M + 2.35%) 4/25/30	4,930,000	5,088,753
•Series 2018-DNA1 M2 4.016% (LIBOR01M + 1.80%) 7/25/30	6,430,000	6,389,308
•Series 2018-HQA1 M2 4.516% (LIBOR01M + 2.30%) 9/25/30	5,085,000	5,148,111
tFreddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	369,728	413,725
GNMA
Series 2010-113 KE 4.50% 9/20/40	6,359,453	6,671,298

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2011-157 SG 4.435% (6.60% minus LIBOR01M) 12/20/41	5,815,986	$1,119,624
*Series 2012-61 PI 3.00% 4/20/39	325,323	24,973
Series 2012-136 MX 2.00% 11/20/42	1,540,000	1,306,214
*Series 2013-22 IO 3.00% 2/20/43	3,068,612	559,970
Series 2013-79 KE 3.00% 5/20/43	4,000,000	3,716,254
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,024,900
Series 2013-182 CZ 2.50% 12/20/43	2,285,677	1,998,859
Series 2014-12 ZA 3.00% 1/20/44	123,058	112,375
Series 2014-12 ZB 3.00% 1/16/44	1,760,762	1,574,583
*Series 2015-44 AI 3.00% 8/20/41	381,397	39,579
Series 2015-64 GZ 2.00% 5/20/45	4,166,256	3,133,785
*Series 2015-74 CI 3.00% 10/16/39	6,909,698	831,414
Series 2015-76 MZ 3.00% 5/20/45	2,285,208	2,117,152
*Series 2015-82 GI 3.50% 12/20/38	49,014	4,822
Series 2015-106 QZ 2.50% 7/20/45	3,895,182	3,185,133
*Series 2015-111 IH 3.50% 8/20/45	9,349,083	1,359,790
Series 2015-127 LM 3.00% 9/20/45	759,000	682,052
Series 2015-133 AL 3.00% 5/20/45	7,251,000	6,785,748
Series 2015-134 PZ 3.00% 9/20/45	2,378,468	2,052,888
*Series 2015-142 AI 4.00% 2/20/44	2,020,610	275,693
Series 2015-155 PZ 3.00% 10/20/45	3,563,170	3,174,432
Series 2015-157 HZ 3.00% 10/20/45	162,002	139,064
Series 2015-185 PZ 3.00% 12/20/45	1,651,634	1,536,035
Series 2016-5 GL 3.00% 7/20/45	343,000	320,045

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-32 MS 3.885% (6.05% minus LIBOR01M) 3/20/46	393,338	$68,610
Series 2016-46 DZ 3.00% 4/20/46	90,308	77,408
Series 2016-54 MZ 3.00% 4/20/46	645,057	547,612
*Series 2016-75 JI 3.00% 9/20/43	24,801,886	3,796,129
Series 2016-80 JZ 3.00% 6/20/46	78,091	65,623
•*Series 2016-89 QS 3.885% (6.05% minus LIBOR01M) 7/20/46	6,844,483	1,366,701
Series 2016-103 DY 2.50% 8/20/46	148,000	124,880
•*Series 2016-108 SK 3.885% (6.05% minus LIBOR01M) 8/20/46	10,752,918	2,022,145
•*Series 2016-115 SA 3.935% (6.10% minus LIBOR01M) 8/20/46	17,432,951	3,173,820
*Series 2016-116 GI 3.50% 11/20/44	13,813,136	2,149,864
*Series 2016-118 DI 3.50% 3/20/43	31,186,516	4,400,230
•*Series 2016-118 ES 3.935% (6.10% minus LIBOR01M) 9/20/46	6,749,575	1,273,109
*Series 2016-120 IA 3.00% 2/20/46	533,884	84,001
•*Series 2016-120 NS 3.935% (6.10% minus LIBOR01M) 9/20/46	15,295,120	2,926,542
•*Series 2016-121 JS 3.935% (6.10% minus LIBOR01M) 9/20/46	11,034,118	2,100,973
•*Series 2016-126 NS 3.935% (6.10% minus LIBOR01M) 9/20/46	7,379,820	1,449,555
Series 2016-134 MW 3.00% 10/20/46	629,000	601,634
•*Series 2016-146 KS 3.935% (6.10% minus LIBOR01M) 10/20/46	19,594,338	3,882,781
•*Series 2016-147 ST 3.885% (6.05% minus LIBOR01M) 10/20/46	6,265,740	1,201,844
*Series 2016-149 GI 4.00% 11/20/46	17,698,003	4,075,172

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-156 AI 3.00% 12/20/42	5,214,026	$586,024
Series 2016-156 PB 2.00% 11/20/46	2,342,000	1,808,840
*Series 2016-159 MI 3.00% 3/20/46	10,231,013	1,653,712
*Series 2016-160 GI 3.50% 11/20/46	8,985,206	2,124,208
•*Series 2016-160 GS 3.935% (6.10% minus LIBOR01M) 11/20/46	24,191,409	4,698,189
*Series 2016-160 IE 3.00% 6/20/46	25,841,070	4,399,018
Series 2016-160 VZ 2.50% 11/20/46	1,253,381	982,991
*Series 2016-161 MI 3.00% 3/20/46	4,177,362	652,545
Series 2016-161 ML 3.00% 11/20/46	1,263,539	1,144,932
*Series 2016-161 PI 3.50% 6/20/46	49,445,655	8,716,206
*Series 2016-163 MI 3.50% 11/20/46	6,402,960	809,335
*Series 2016-163 PI 3.50% 5/20/43	18,388,503	3,063,370
Series 2016-163 WZ 3.00% 11/20/46	4,317,785	3,738,731
*Series 2016-163 XI 3.00% 10/20/46	10,147,496	1,455,885
Series 2016-167 QM 3.00% 4/20/46	232,000	215,745
Series 2016-170 MZ 3.00% 12/20/46	1,472,205	1,267,058
*Series 2016-171 IO 3.00% 7/20/44	14,330,111	1,913,950
*Series 2016-171 IP 3.00% 3/20/46	12,176,084	1,833,599
*Series 2016-172 IO 3.00% 4/20/46	4,987,940	793,568
Series 2017-2 Z 2.65% 1/20/46	2,516,921	2,314,332
Series 2017-4 BW 3.00% 1/20/47	732,000	683,152
*Series 2017-4 WI 4.00% 2/20/44	4,581,574	930,415
*Series 2017-10 IB 4.00% 1/20/47	8,195,443	1,835,439
Series 2017-10 KZ 3.00% 1/20/47	1,121,636	1,001,318

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-14 EZ 3.00% 1/20/47	159,783	$133,287
Series 2017-17 BV 3.00% 4/20/40	251,000	243,603
Series 2017-17 BZ 3.00% 2/20/47	647,462	591,919
Series 2017-18 GM 2.50% 2/20/47	1,147,000	1,013,625
*Series 2017-18 IQ 4.00% 12/16/43	4,169,743	910,592
*Series 2017-18 QI 4.00% 3/16/41	6,938,110	1,310,342
•*Series 2017-18 QS 3.942% (6.10% minus LIBOR01M) 2/16/47	8,482,443	1,545,941
Series 2017-18 WY 3.00% 2/20/47	165,950	145,982
Series 2017-25 CZ 3.50% 2/20/47	3,266,865	3,145,321
Series 2017-25 WZ 3.00% 2/20/47	2,636,140	2,416,825
•*Series 2017-26 SA 3.935% (6.10% minus LIBOR01M) 2/20/47	8,076,508	1,420,504
Series 2017-33 PZ 3.00% 2/20/47	4,024,999	3,738,470
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,172,233
Series 2017-45 JZ 3.50% 3/20/47	2,319,796	2,224,120
Series 2017-52 GH 3.00% 4/20/47	578,000	533,743
Series 2017-56 JZ 3.00% 4/20/47	3,061,817	2,687,993
•*Series 2017-56 QS 3.985% (6.15% minus LIBOR01M) 4/20/47	10,630,648	1,871,399
Series 2017-56 QW 3.00% 12/20/46	685,438	634,443
•*Series 2017-68 SB 3.985% (6.15% minus LIBOR01M) 5/20/47	16,080,236	2,646,751
•*Series 2017-80 AS 4.035% (6.20% minus LIBOR01M) 5/20/47	12,023,565	2,170,356
•*Series 2017-91 SM 4.035% (6.20% minus LIBOR01M) 6/20/47	7,336,742	1,350,066
*Series 2017-101 AI 4.00% 7/20/47	5,213,563	1,035,603

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2017-101 KS 4.035% (6.20% minus LIBOR01M) 7/20/47	8,251,815	$1,478,878
•*Series 2017-101 SK 4.035% (6.20% minus LIBOR01M) 7/20/47	20,746,765	3,707,602
*Series 2017-101 TI 4.00% 3/20/44	7,855,334	1,296,107
Series 2017-107 QZ 3.00% 8/20/45	1,423,915	1,209,787
Series 2017-107 T 3.00% 1/20/47	3,836,844	3,653,120
Series 2017-113 LB 3.00% 7/20/47	3,730,000	3,405,367
*Series 2017-114 IK 4.00% 10/20/44	11,276,188	2,474,958
Series 2017-116 ZL 3.00% 6/20/47	2,853,008	2,446,252
Series 2017-117 C 3.00% 8/20/47	101,000	90,848
•*Series 2017-117 SD 4.035% (6.20% minus LIBOR01M) 8/20/47	7,077,684	1,298,007
•*Series 2017-120 QS 4.035% (6.20% minus LIBOR01M) 8/20/47	9,152,731	1,787,965
*Series 2017-121 IL 3.00% 2/20/42	446,442	70,751
Series 2017-130 BW 3.00% 4/20/47	1,216,877	1,106,611
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,486,908
*Series 2017-132 JI 3.00% 6/20/45	4,611,944	798,161
•*Series 2017-134 ES 4.035% (6.20% minus LIBOR01M) 9/20/47	13,331,632	2,312,790
*Series 2017-134 KI 4.00% 5/20/44	6,527,208	1,147,187
•*Series 2017-134 SD 4.035% (6.20% minus LIBOR01M) 9/20/47	20,135,316	3,822,029
•*Series 2017-134 SK 4.035% (6.20% minus LIBOR01M) 9/20/47	17,823,918	3,277,154
Series 2017-137 CZ 3.00% 9/20/47	8,320,609	7,244,944
*Series 2017-137 IO 3.00% 6/20/45	41,070,417	6,982,443
*Series 2017-141 IA 3.00% 3/20/46	44,673,809	7,013,234

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2017-141 JS 4.035% (6.20% minus LIBOR01M) 9/20/47	13,251,539	$2,573,275
*Series 2017-144 EI 3.00% 12/20/44	10,987,631	1,764,799
Series 2017-144 MZ 2.50% 9/20/47	1,096,583	888,087
•*Series 2017-149 QS 4.035% (6.20% minus LIBOR01M) 10/20/47	16,755,018	2,873,894
•*Series 2017-163 HS 4.035% (6.20% minus LIBOR01M) 11/20/47	18,386,567	3,162,328
Series 2017-163 ZK 3.50% 11/20/47	885,415	833,393
*Series 2017-174 HI 3.00% 7/20/45	9,894,788	1,699,650
Series 2017-180 QB 2.50% 12/20/47	5,574,000	4,921,829
Series 2017-184 AL 3.00% 6/20/47	2,122,000	2,061,561
Series 2018-1 HB 2.50% 1/20/48	2,594,000	2,264,975
•*Series 2018-1 ST 4.035% (6.20% minus LIBOR01M) 1/20/48	16,527,946	3,165,796
Series 2018-8 VZ 3.00% 3/20/47	2,424,843	2,338,237
*Series 2018-11 AI 3.00% 1/20/46	6,592,670	1,188,119
Series 2018-14 ZE 3.50% 1/20/48	2,402,326	2,262,416
Series 2018-18 BZ 3.50% 2/20/48	109,204	102,705
Series 2018-22 LZ 3.00% 2/20/48	931,133	800,483
Series 2018-24 HZ 3.00% 2/20/48	710,307	625,538
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,156,307
•*Series 2018-37 SA 4.035% (6.20% minus LIBOR01M) 3/20/48	5,613,564	1,032,868
•*Series 2018-46 AS 4.035% (6.20% minus LIBOR01M) 3/20/48	19,745,706	3,838,536
Series 2018-63 BZ 3.00% 4/20/48	3,026,550	2,642,175

Total Agency Collateralized Mortgage Obligations (Cost $690,197,742)		683,835,370

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.41%
tFreddie Mac Multifamily Structured Pass Through Certificates Series K058 A2 2.653% 8/25/26	8,100,000	$7,649,899
FREMF Mortgage Trust
•Series 2010-K7 B 5.686% 4/25/20	7,620,000	7,840,423
•Series 2011-K14 B 5.354% 2/25/47	2,534,000	2,640,971
•Series 2011-K15 B 5.116% 8/25/44	7,798,000	8,103,859
Series 2012-K18 B 4.40% 1/25/45	4,500,000	4,606,316
•Series 2012-K22 B 3.812% 8/25/45	7,781,000	7,774,935
•Series 2013-K25 C 3.744% 11/25/45	4,000,000	3,924,928
•Series 2013-K28 C 3.61% 6/25/46	730,000	715,205
•Series 2013-K33 B 3.615% 8/25/46	3,516,000	3,485,170
•Series 2013-K33 C 3.615% 8/25/46	700,000	683,047
•Series 2013-K712 B 3.473% 5/25/45	10,057,068	10,055,161
•Series 2013-K713 B 3.263% 4/25/46	1,860,000	1,854,285
•Series 2013-K713 C 3.263% 4/25/46	6,215,000	6,172,218
•Series 2014-K717 B 3.753% 11/25/47	2,840,000	2,840,650
•Series 2014-K717 C 3.753% 11/25/47	1,000,000	988,917
•Series 2015-K49 B 3.848% 10/25/48	5,245,000	5,071,814
•Series 2015-K721 C 3.681% 11/25/47	3,300,000	3,151,629
•Series 2016-K53 B 4.156% 3/25/49	1,950,000	1,918,947
•Series 2016-K722 B 3.966% 7/25/49	2,431,000	2,437,084
•Series 2016-K723 B 3.703% 11/25/23	3,800,000	3,677,400
•Series 2017-K71B 3.882% 11/25/50	2,990,000	2,838,233

Total Agency Commercial Mortgage-Backed Securities (Cost $89,844,840)		88,431,091

AGENCY MORTGAGE-BACKED SECURITIES–19.67%
Fannie Mae 3.00% 10/1/47	409,639	389,239
Fannie Mae S.F. 30 yr 3.00% 8/1/46	243,964	233,703

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 11/1/46	1,372,172	$1,314,141
3.00% 4/1/47	61,241	58,650
4.50% 4/1/39	803,470	836,857
4.50% 5/1/39	11,565	12,045
4.50% 11/1/39	2,471,368	2,578,600
4.50% 1/1/40	505,438	528,586
4.50% 6/1/40	2,661,662	2,768,979
4.50% 7/1/40	2,708,391	2,804,151
4.50% 8/1/40	1,001,877	1,041,020
4.50% 11/1/40	58,495	60,872
4.50% 1/1/41	21,748	22,630
4.50% 4/1/41	50,561	52,614
4.50% 5/1/41	74,420	77,439
4.50% 6/1/41	6,102	6,350
4.50% 8/1/41	6,560,790	6,847,169
4.50% 9/1/41	264,481	275,230
4.50% 10/1/42	303,118	315,438
4.50% 10/1/43	68,862,335	71,711,658
4.50% 12/1/43	567,605	591,595
4.50% 2/1/44	36,923,131	38,422,346
4.50% 5/1/44	915	949
4.50% 6/1/44	393,439	409,231
4.50% 8/1/44	451	470
4.50% 10/1/44	7,435,631	7,720,545
4.50% 2/1/45	21,977	22,847
4.50% 11/1/45	8,878,078	9,176,784
4.50% 12/1/45	2,424,178	2,528,702
4.50% 1/1/46	29,935	31,113
4.50% 2/1/46	102,177,592	106,324,940
4.50% 3/1/46	69,261,703	72,109,227
4.50% 4/1/46	17,981,867	18,636,912
4.50% 5/1/46	4,810,461	4,985,700
4.50% 7/1/46	6,798,836	7,031,893
4.50% 5/1/47	1,867,711	1,928,276
4.50% 8/1/47	31,799,421	32,854,844
4.50% 8/1/48	28,389,861	29,304,750
5.00% 1/1/40	3,839,370	4,093,864
5.00% 6/1/44	10,676,320	11,381,637
5.00% 12/1/44	3,385,523	3,605,216
5.00% 7/1/47	34,248,645	36,561,263
5.50% 11/1/33	1,145	1,237
5.50% 3/1/34	17,034	18,471
5.50% 4/1/34	2,366	2,554
5.50% 9/1/34	6,647	7,173
5.50% 5/1/35	4,247	4,587
5.50% 4/1/36	112,001	121,976
5.50% 5/1/36	920	998
5.50% 11/1/36	2,208	2,382
5.50% 12/1/36	1,229,983	1,327,987
5.50% 4/1/37	767,151	827,794
5.50% 8/1/37	584	631
5.50% 1/1/38	2,426,994	2,645,984

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 3/1/38	2,133,661	$2,319,197
5.50% 4/1/38	95,944	104,200
5.50% 6/1/38	254,235	274,393
5.50% 11/1/38	526,474	581,670
5.50% 6/1/39	16,758	18,217
5.50% 7/1/39	33,230	36,530
5.50% 12/1/39	4,291,229	4,635,600
5.50% 4/1/40	12,501	13,687
5.50% 7/1/40	29,234,151	31,980,397
5.50% 6/1/41	3,993,549	4,354,545
5.50% 7/1/41	2,495,552	2,700,451
5.50% 9/1/41	3,830,240	4,175,684
5.50% 9/1/41	2,884,693	3,183,121
5.50% 5/1/44	186,406,609	201,682,461
5.50% 8/1/48	5,171,816	5,614,438
6.00% 9/1/36	764,764	846,914
6.00% 8/1/38	208,869	232,187
6.00% 6/1/41	12,650,900	13,930,570
6.00% 7/1/41	77,966,325	85,905,520
Fannie Mae S.F. 30 yr TBA 5.00% 10/1/48	30,360,000	31,868,686
Freddie Mac S.F. 30 yr
4.50% 4/1/39	453,292	470,452
4.50% 11/1/39	51,762	53,999
4.50% 2/1/40	147,034	153,406
4.50% 5/1/40	9,195,643	9,568,120
4.50% 8/1/40	29,106	30,368
4.50% 3/1/42	4,857,035	5,067,475
4.50% 6/1/42	2,500,415	2,608,696
4.50% 7/1/42	3,847,157	4,013,472
4.50% 8/1/42	105,138,578	109,250,475
4.50% 12/1/43	3,155,669	3,290,694
4.50% 8/1/44	4,538,076	4,711,206
4.50% 7/1/45	41,808,983	43,700,358
4.50% 9/1/46	5,148,098	5,316,828
4.50% 8/1/48	28,657,437	29,746,543
5.00% 12/1/41	2,321,084	2,474,381
5.00% 4/1/44	9,675,485	10,308,445
5.50% 1/1/39	9,940,677	10,770,228
5.50% 6/1/41	25,837,999	27,971,864
6.00% 5/1/39	286,372	318,888
6.00% 7/1/40	30,430,977	33,683,595
GNMA I S.F. 30 yr
5.50% 2/15/41	1,519,022	1,633,425
7.00% 12/15/34	535,112	601,624
GNMA II S.F. 30 yr
5.00% 9/20/46	6,620,014	7,014,358
5.00% 7/20/48	15,878,019	16,625,778
5.00% 9/20/48	16,129,000	16,866,215
5.50% 5/20/37	835,767	886,711
6.00% 10/20/39	3,834,438	4,101,325

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.00% 2/20/40	4,107,177	$4,402,299
6.00% 4/20/46	1,212,551	1,323,518

Total Agency Mortgage-Backed Securities (Cost $1,272,375,982)		1,236,043,463

CORPORATE BONDS–31.32%
Aerospace & Defense–0.48%
Harris 4.40% 6/15/28	3,500,000	3,519,331
L3 Technologies
3.85% 6/15/23	2,820,000	2,826,524
4.40% 6/15/28	950,000	949,073
Northrop Grumman
2.55% 10/15/22	9,615,000	9,278,738
3.25% 8/1/23	3,375,000	3,319,449
United Technologies
3.65% 8/16/23	1,380,000	1,375,393
4.125% 11/16/28	7,540,000	7,503,867
4.625% 11/16/48	1,165,000	1,176,211

		29,948,586

Agriculture–0.26%
BAT Capital
2.297% 8/14/20	1,285,000	1,259,826
3.222% 8/15/24	1,565,000	1,493,628
4.54% 8/15/47	7,640,000	7,065,066
Bunge Limited Finance 4.35% 3/15/24	6,865,000	6,804,828

		16,623,348

Airlines–0.10%
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	1,928,179	1,953,101
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	4,578,790	4,549,784

		6,502,885

Auto Manufacturers–0.59%
Daimler Finance North America 3.35% 2/22/23	6,315,000	6,215,847
Ford Motor Credit 3.336% 3/18/21	9,146,000	9,021,082
General Motors 6.75% 4/1/46	1,710,000	1,856,888
General Motors Financial
4.35% 4/9/25	11,225,000	11,030,364
5.25% 3/1/26	1,791,000	1,837,990
Toyota Motor Credit 2.80% 7/13/22	7,080,000	6,946,163

		36,908,334

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks–7.53%
Banco Santander 3.848% 4/12/23	7,300,000	$7,139,405
Banco Santander Mexico 4.125% 11/9/22	1,850,000	1,842,600
Bank of America
µ3.864% 7/23/24	2,400,000	2,401,554
µ4.271% 7/23/29	14,700,000	14,699,784
5.625% 7/1/20	4,130,000	4,299,193
µBank of Montreal 3.803% 12/15/32	7,160,000	6,698,824
µBank of New York Mellon 4.625% 12/29/49	11,920,000	11,487,900
Barclays
4.375% 1/12/26	8,321,000	8,087,829
µ8.25% 12/29/49	11,200,000	11,312,358
Branch Banking & Trust 2.25% 6/1/20	6,560,000	6,464,397
Citibank 3.40% 7/23/21	2,490,000	2,490,558
•Citigroup 3.412% 5/17/24	3,670,000	3,701,547
Citizens Bank 2.55% 5/13/21	3,106,000	3,027,788
Citizens Financial Group
2.375% 7/28/21	1,135,000	1,095,752
4.30% 12/3/25	5,696,000	5,625,008
Compass Bank
2.875% 6/29/22	8,645,000	8,331,307
3.875% 4/10/25	6,163,000	5,921,858
Credit Suisse Group
µ3.869% 1/12/29	3,985,000	3,754,379
µ6.25% 12/29/49	21,792,000	21,546,840
µ7.25% 9/11/38	4,160,000	4,186,000
Fifth Third Bancorp
2.60% 6/15/22	3,301,000	3,181,550
3.95% 3/14/28	6,225,000	6,123,228
Fifth Third Bank
2.30% 3/15/19	6,095,000	6,085,160
3.85% 3/15/26	7,076,000	6,917,895
Goldman Sachs Group
µ4.223% 5/1/29	5,315,000	5,247,388
5.15% 5/22/45	6,520,000	6,668,707
6.00% 6/15/20	16,499,000	17,253,230
HSBC Holdings
µ4.292% 9/12/26	6,510,000	6,451,786
µ6.50% 12/31/49	5,780,000	5,584,925
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,065,526
Huntington National Bank 2.50% 8/7/22	3,765,000	3,609,616
JPMorgan Chase & Co.
µ3.797% 7/23/24	4,375,000	4,371,816
µ4.203% 7/23/29	5,655,000	5,644,928
µ6.75% 8/29/49	12,995,000	14,197,038

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
KeyBank
2.30% 9/14/22	5,055,000	$4,836,116
3.40% 5/20/26	13,714,000	13,026,071
6.95% 2/1/28	8,227,000	9,814,439
µLloyds Banking Group 7.50% 4/30/49	3,330,000	3,442,388
Morgan Stanley
µ3.772% 1/24/29	7,110,000	6,832,777
5.00% 11/24/25	11,476,000	11,903,349
5.50% 1/26/20	7,795,000	8,030,518
PNC Bank
2.70% 11/1/22	4,720,000	4,549,658
4.05% 7/26/28	8,805,000	8,822,553
µPNC Financial Services Group 5.00% 12/29/49	7,895,000	7,885,131
Regions Financial
2.75% 8/14/22	3,010,000	2,905,236
3.80% 8/14/23	3,970,000	3,953,607
Royal Bank of Scotland Group
µ4.519% 6/25/24	2,330,000	2,325,832
µ8.625% 12/29/49	12,705,000	13,641,994
Santander UK 5.00% 11/7/23	14,145,000	14,281,513
State Street
3.10% 5/15/23	3,665,000	3,586,292
3.30% 12/16/24	3,495,000	3,440,242
SunTrust Bank
2.45% 8/1/22	3,945,000	3,792,306
3.00% 2/2/23	3,790,000	3,700,723
3.30% 5/15/26	7,220,000	6,807,288
SunTrust Banks
2.70% 1/27/22	1,645,000	1,601,966
2.90% 3/3/21	2,936,000	2,904,056
4.00% 5/1/25	5,475,000	5,493,292
SVB Financial Group 3.50% 1/29/25	7,059,000	6,834,930
U.S. Bancorp
2.375% 7/22/26	9,565,000	8,673,096
3.15% 4/27/27	12,605,000	12,024,029
3.60% 9/11/24	11,522,000	11,427,937
UBS 7.625% 8/17/22	12,000,000	13,398,000
UBS Group Funding Switzerland
4.125% 9/24/25	6,980,000	6,942,873
µ6.875% 3/22/67	3,645,000	3,760,783
US Bank 3.40% 7/24/23	3,905,000	3,892,749
•USB Capital IX 3.50% 10/29/49	18,814,000	16,838,530
Wells Fargo Capital X 5.95% 12/15/36	1,495,000	1,607,125
µWestpac Banking 5.00% 12/31/49	1,920,000	1,710,493

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Zions Bancorporation 4.50% 6/13/23	4,826,000	$4,863,062

		473,068,628

Beverages–0.25%
Anheuser-Busch InBev Finance 3.65% 2/1/26	10,650,000	10,358,427
Pernod Ricard 4.45% 1/15/22	5,253,000	5,362,151

		15,720,578

Building Materials–0.14%
Lennox International 3.00% 11/15/23	5,080,000	4,843,007
Martin Marietta Materials 4.25% 12/15/47	4,735,000	4,059,521

		8,902,528

Chemicals–1.07%
Braskem Netherlands Finance
3.50% 1/10/23	3,285,000	3,145,059
4.50% 1/10/28	1,915,000	1,828,729
Dow Chemical 8.55% 5/15/19	26,226,000	27,125,672
Equate Petrochemical 3.00% 3/3/22	3,045,000	2,941,165
Mexichem 5.50% 1/15/48	2,505,000	2,307,756
OCP
4.50% 10/22/25	4,300,000	4,144,125
6.875% 4/25/44	2,307,000	2,478,835
Phosagro OAO via Phosagro Bond Funding 3.95% 11/3/21	3,225,000	3,130,836
PPG Industries 2.30% 11/15/19	4,669,000	4,635,897
SASOL Financing USA
5.875% 3/27/24	960,000	979,287
6.50% 9/27/28	1,075,000	1,090,947
Syngenta Finance
3.933% 4/23/21	3,495,000	3,487,272
4.441% 4/24/23	6,045,000	6,014,285
5.182% 4/24/28	4,115,000	3,944,177

		67,254,042

Commercial Services–0.06%
United Rentals North America 5.50% 5/15/27	3,900,000	3,865,875

		3,865,875

Computers–0.16%
Dell International
6.02% 6/15/26	5,353,000	5,730,076
8.10% 7/15/36	3,535,000	4,252,897

		9,982,973

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging–0.07%
CCL Industries 3.25% 10/1/26	4,815,000	$4,407,560

		4,407,560

Diversified Financial Services–1.61%
AerCap Ireland Capital 3.65% 7/21/27	11,483,000	10,549,981
Air Lease
3.00% 9/15/23	7,695,000	7,315,448
3.625% 4/1/27	5,800,000	5,365,607
BOC Aviation 2.375% 9/15/21	4,095,000	3,901,925
Charles Schwab
3.25% 5/21/21	2,185,000	2,186,093
3.85% 5/21/25	2,410,000	2,429,115
µ5.00% 6/1/66	2,485,000	2,404,238
E*TRADE Financial
3.80% 8/24/27	5,545,000	5,280,225
µ5.30% 12/31/49	265,000	262,598
µ5.875% 12/29/49	4,960,000	5,084,000
GE Capital International Funding Unlimited 4.418% 11/15/35	2,580,000	2,432,454
GTP Acquisition Partners I 2.35% 6/15/20	3,071,000	3,004,539
Intercontinental Exchange
3.45% 9/21/23	1,505,000	1,498,652
3.75% 9/21/28	1,705,000	1,689,167
4.25% 9/21/48	1,665,000	1,635,661
International Lease Finance 8.625% 1/15/22	10,490,000	11,930,882
Jefferies Group
4.15% 1/23/30	2,335,000	2,102,382
6.45% 6/8/27	1,766,000	1,916,216
6.50% 1/20/43	5,130,000	5,299,091
Lazard Group 3.75% 2/13/25	8,919,000	8,613,750
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	4,557,248
µ4.75% 4/30/43	8,142,000	8,239,829
µ5.25% 4/20/46	3,504,000	3,599,884

		101,298,985

Electric–4.20%
Ameren 2.70% 11/15/20	367,000	361,695
Ameren Illinois 9.75% 11/15/18	12,768,000	12,877,985
American Transmission Systems 5.25% 1/15/22	10,471,000	11,004,370
Ausgrid Finance
3.85% 5/1/23	6,495,000	6,460,165
4.35% 8/1/28	4,320,000	4,305,085
Avangrid 3.15% 12/1/24	960,000	916,363
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,057,116

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
µCenterPoint Energy 6.125% 9/1/23	5,715,000	$5,822,156
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	6,923,817
CMS Energy 6.25% 2/1/20	6,721,000	6,985,543
ComEd Financing III 6.35% 3/15/33	3,999,000	4,238,220
Dominion Energy 3.625% 12/1/24	1,692,000	1,656,092
DTE Energy
3.30% 6/15/22	5,647,000	5,572,310
3.70% 8/1/23	5,370,000	5,366,868
Duke Energy 3.75% 4/15/24	2,272,000	2,280,012
Electricite de France
4.50% 9/21/28	7,240,000	7,140,386
5.00% 9/21/48	6,725,000	6,562,584
µEmera 6.75% 6/15/76	24,385,000	26,091,950
µEnel 8.75% 9/24/73	9,277,000	10,297,470
Enel Finance International
3.625% 5/25/27	8,160,000	7,404,040
4.625% 9/14/25	525,000	514,570
Entergy Louisiana
4.00% 3/15/33	435,000	436,756
4.05% 9/1/23	6,495,000	6,643,202
Evergy 4.85% 6/1/21	3,340,000	3,412,700
Exelon
3.497% 6/1/22	4,355,000	4,282,635
3.95% 6/15/25	6,430,000	6,420,648
Interstate Power & Light
3.40% 8/15/25	4,311,000	4,152,923
4.10% 9/26/28	830,000	836,507
IPALCO Enterprises 3.45% 7/15/20	8,898,000	8,900,313
Israel Electric 4.25% 8/14/28	2,830,000	2,696,283
Kansas City Power & Light 3.65% 8/15/25	10,103,000	9,950,358
LG&E & KU Energy
3.75% 11/15/20	5,957,000	5,983,873
4.375% 10/1/21	7,850,000	8,007,317
Mississippi Power 3.95% 3/30/28	5,555,000	5,446,654
Nevada Power 2.75% 4/15/20	6,245,000	6,228,748
New York State Electric & Gas 3.25% 12/1/26	8,185,000	7,791,188
NV Energy 6.25% 11/15/20	6,447,000	6,814,406
Pennsylvania Electric 5.20% 4/1/20	560,000	573,035
Perusahaan Listrik Negara 4.125% 5/15/27	3,175,000	2,982,139
PSEG Power 3.85% 6/1/23	6,305,000	6,288,219
Public Service Co. of Oklahoma 5.15% 12/1/19	4,900,000	5,015,302

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Sempra Energy 3.80% 2/1/38	4,650,000	$4,209,057
Southwestern Electric Power
4.10% 9/15/28	9,295,000	9,315,291
6.45% 1/15/19	3,429,000	3,466,259
Trans-Allegheny Interstate Line 3.85% 6/1/25	3,506,000	3,476,693

		264,169,303

Electronics–0.20%
Allegion US Holding 3.55% 10/1/27	11,319,000	10,310,319
Corning 4.375% 11/15/57	2,855,000	2,511,380

		12,821,699

Entertainment–0.05%
GLP Capital 5.30% 1/15/29	2,955,000	2,970,957

		2,970,957

Food–0.49%
Campbell Soup 3.65% 3/15/23	15,085,000	14,809,904
General Mills 3.70% 10/17/23	8,930,000	8,885,437
Nestle Holdings 4.00% 9/24/48	7,195,000	7,052,009

		30,747,350

Gas–0.08%
µNiSource 5.65% 6/10/48	5,305,000	5,258,581

		5,258,581

Health Care Products–0.27%
Becton Dickinson & Co. 3.363% 6/6/24	2,070,000	2,002,551
Thermo Fisher Scientific 3.00% 4/15/23	7,966,000	7,731,159
Zimmer Biomet Holdings 4.625% 11/30/19	7,228,000	7,339,490

		17,073,200

Health Care Services–0.40%
Halfmoon Parent
3.224% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,723,342
4.125% 11/15/25	9,710,000	9,697,145
4.375% 10/15/28	6,820,000	6,813,835
HCA 5.875% 2/15/26	4,000,000	4,175,000

		25,409,322

Holding Companies Diversified–0.05%
CK Hutchison International 17 2.875% 4/5/22	3,090,000	3,002,247

		3,002,247

Insurance–1.15%
AXA Equitable Holdings 4.35% 4/20/28	2,495,000	2,418,396

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
AXA Equitable Holdings (continued)
5.00% 4/20/48	4,110,000	$3,853,535
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,761,273
MetLife 9.25% 4/8/38	6,723,000	9,076,050
Nuveen Finance
2.95% 11/1/19	4,971,000	4,965,491
4.125% 11/1/24	22,109,000	21,891,034
µPrudential Financial 5.375% 5/15/45	4,665,000	4,665,000
µVoya Financial 4.70% 1/23/48	5,535,000	4,939,988
Willis North America
3.60% 5/15/24	1,465,000	1,425,421
4.50% 9/15/28	4,060,000	4,066,931
XLIT
•4.797% (LIBOR03M + 2.458%) 12/29/49	3,823,000	3,777,602
5.50% 3/31/45	5,040,000	5,322,994

		72,163,715

Internet–0.19%
JD.com 3.125% 4/29/21	7,605,000	7,392,033
Tencent Holdings 3.925% 1/19/38	4,755,000	4,302,560

		11,694,593

Investment Companies–0.04%
Temasek Financial I 2.375% 1/23/23	2,542,000	2,440,347

		2,440,347

Iron & Steel–0.06%
ArcelorMittal 6.125% 6/1/25	3,500,000	3,807,905

		3,807,905

Leisure Time–0.15%
Royal Caribbean Cruises 3.70% 3/15/28	10,005,000	9,296,882

		9,296,882

Lodging–0.05%
MGM Resorts International 4.625% 9/1/26	3,310,000	3,103,125

		3,103,125

Machinery–0.29%
Nvent Finance 4.55% 4/15/28	18,650,000	18,191,656

		18,191,656

Manufacturing–0.17%
Crane 4.20% 3/15/48	3,865,000	3,625,700
General Electric 6.00% 8/7/19	7,023,000	7,205,885

		10,831,585

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media–1.22%
CCO Holdings 5.125% 5/1/27	3,750,000	$3,562,500
Charter Communications Operating 5.375% 4/1/38	8,625,000	8,414,414
Discovery Communications 5.20% 9/20/47	9,285,000	9,111,794
Myriad International Holdings 4.85% 7/6/27	2,805,000	2,769,377
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,559,333
Time Warner Cable
6.75% 6/15/39	6,015,000	6,578,829
7.30% 7/1/38	14,595,000	16,763,534
Time Warner Entertainment 8.375% 3/15/23	7,690,000	8,908,997
Viacom 4.375% 3/15/43	9,655,000	8,456,041
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	1,980,000
Warner Media 4.85% 7/15/45	6,755,000	6,322,687

		76,427,506

Mining–0.79%
Anglo American Capital
4.50% 3/15/28	6,325,000	6,081,762
4.75% 4/10/27	17,630,000	17,211,012
µBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	18,745,815
FMG Resources August 2006 5.125% 5/15/24	3,750,000	3,660,937
Freeport-McMoRan 4.55% 11/14/24	4,000,000	3,900,000

		49,599,526

Oil & Gas–1.05%
Anadarko Petroleum 6.60% 3/15/46	1,900,000	2,242,006
BP Capital Markets America
3.796% 9/21/25	4,385,000	4,398,643
3.937% 9/21/28	6,470,000	6,518,925
Eni
4.00% 9/12/23	1,930,000	1,910,603
4.75% 9/12/28	3,800,000	3,768,217
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	3,170,000	3,045,261
Marathon Oil
4.40% 7/15/27	4,510,000	4,517,700
5.20% 6/1/45	5,030,000	5,263,229
Murphy Oil 6.875% 8/15/24	3,500,000	3,713,941
Noble Energy
3.85% 1/15/28	6,670,000	6,312,356
4.95% 8/15/47	2,200,000	2,114,737
Occidental Petroleum 4.20% 3/15/48	7,695,000	7,587,996

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Pertamina Persero 4.875% 5/3/22	4,600,000	$4,707,810
Petrobras Global Finance 7.375% 1/17/27	4,060,000	4,119,479
Petroleos Mexicanos 6.75% 9/21/47	6,190,000	5,921,911

		66,142,814

Paper & Forest Products–0.39%
Georgia-Pacific 8.00% 1/15/24	16,242,000	19,417,071
Suzano Austria 6.00% 1/15/29	5,210,000	5,237,353

		24,654,424

Pharmaceuticals–1.29%
AbbVie 4.25% 11/14/28	9,045,000	8,960,946
AstraZeneca
3.50% 8/17/23	3,160,000	3,135,482
4.00% 1/17/29	10,870,000	10,700,258
Bayer US Finance II
4.25% 12/15/25	2,680,000	2,665,985
4.375% 12/15/28	11,375,000	11,167,310
CVS Health
3.70% 3/9/23	2,595,000	2,584,037
4.30% 3/25/28	37,060,000	36,840,269
Mylan 4.55% 4/15/28	4,920,000	4,792,083

		80,846,370

Pipelines–1.85%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,064,321
Andeavor Logistics 4.25% 12/1/27	8,735,000	8,550,907
Enbridge
µ6.00% 1/15/77	3,645,000	3,520,495
µ6.25% 3/1/78	2,910,000	2,821,576
Enbridge Energy Partners
4.375% 10/15/20	1,165,000	1,182,571
5.20% 3/15/20	650,000	666,277
5.50% 9/15/40	2,150,000	2,330,790
Energy Transfer Partners
4.20% 9/15/23	1,610,000	1,624,554
6.00% 6/15/48	3,950,000	4,226,457
µ6.625% 12/31/49	8,590,000	8,241,031
9.70% 3/15/19	4,172,000	4,304,003
Kinder Morgan
4.30% 3/1/28	6,218,000	6,176,900
5.20% 3/1/48	3,075,000	3,159,472
MPLX 4.875% 12/1/24	10,915,000	11,339,093
ONEOK 7.50% 9/1/23	8,950,000	10,215,833
Sabine Pass Liquefaction
5.625% 3/1/25	9,845,000	10,513,834
5.75% 5/15/24	5,340,000	5,738,963
5.875% 6/30/26	5,895,000	6,376,027

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
µTranscanada Trust
5.875% 8/15/76	4,235,000	$4,335,581
Transcontinental Gas Pipe Line
4.00% 3/15/28	2,755,000	2,697,258
4.60% 3/15/48	3,300,000	3,224,626
Williams
3.75% 6/15/27	2,990,000	2,851,429
4.55% 6/24/24	3,740,000	3,804,362
4.85% 3/1/48	5,470,000	5,308,114

		116,274,474

Real Estate Investment Trusts–1.04%
American Tower Trust #1 3.07% 3/15/23	5,831,000	5,699,034
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,201,671
5.25% 2/15/24	4,857,000	5,008,040
Crown Castle International
3.80% 2/15/28	1,695,000	1,610,595
5.25% 1/15/23	5,796,000	6,082,149
CubeSmart 3.125% 9/1/26	4,670,000	4,268,507
Greystar Student Housing Growth & Income 4.60% 12/1/24	5,761,000	6,160,537
Hospitality Properties Trust 4.50% 3/15/25	5,307,000	5,175,045
Host Hotels & Resorts
3.75% 10/15/23	5,643,000	5,512,767
3.875% 4/1/24	3,885,000	3,798,937
Kilroy Realty 3.45% 12/15/24	5,000,000	4,787,957
LifeStorage 3.50% 7/1/26	4,958,000	4,607,493
SBA Tower Trust 2.898% 10/15/19	3,512,000	3,504,948
WP Carey 4.60% 4/1/24	4,604,000	4,648,128

		65,065,808

Retail–0.27%
Best Buy Co. 4.45% 10/1/28	9,280,000	9,258,218
Dollar Tree 3.70% 5/15/23	7,670,000	7,577,168

		16,835,386

Savings & Loans–0.17%
µNationwide Building Society
4.125% 10/18/32	11,410,000	10,483,602

		10,483,602

Semiconductors–0.50%
Broadcom 3.50% 1/15/28	6,300,000	5,735,596
Marvell Technology Group 4.875% 6/22/28	9,080,000	9,145,486
Microchip Technology
3.922% 6/1/21	4,790,000	4,764,920
4.333% 6/1/23	5,475,000	5,446,679

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors (continued)
NXP
4.125% 6/1/21	5,060,000	$5,067,185
4.625% 6/1/23	1,115,000	1,133,119

		31,292,985

Software–0.23%
CDK Global 5.00% 10/15/24	5,523,000	5,657,098
Fiserv
3.80% 10/1/23	2,250,000	2,251,982
4.20% 10/1/28	4,330,000	4,347,702
Oracle 1.90% 9/15/21	2,254,000	2,177,220

		14,434,002

Telecommunications–1.54%
AT&T
3.514% (LIBOR03M + 1.18%) 6/12/24	3,620,000	3,639,093
4.30% 2/15/30	3,255,000	3,137,259
4.50% 3/9/48	7,170,000	6,280,384
5.25% 3/1/37	3,975,000	3,973,294
Crown Castle Towers 4.241% 7/15/28	3,000,000	3,038,160
Deutsche Telekom International Finance
1.95% 9/19/21	4,085,000	3,906,492
2.82% 1/19/22	4,365,000	4,266,947
4.375% 6/21/28	8,605,000	8,595,376
Digicel Group
7.125% 4/1/22	470,000	310,129
8.25% 9/30/20	1,982,000	1,518,707
Sprint 7.875% 9/15/23	3,500,000	3,784,375
Sprint Spectrum 4.738% 3/20/25	4,700,000	4,709,635
Telefonica Emisiones 4.895% 3/6/48	15,675,000	14,654,305
TELUS 4.60% 11/16/48	9,335,000	9,326,825
VEON Holdings 5.95% 2/13/23	2,000,000	2,022,960
Verizon Communications 4.50% 8/10/33	16,240,000	16,149,620
Vodafone Group 3.75% 1/16/24	7,392,000	7,316,924

		96,630,485

Transportation–0.34%
Burlington Northern Santa Fe 4.15% 12/15/48	4,220,000	4,183,681
FedEx 4.05% 2/15/48	2,060,000	1,877,003
Norfolk Southern 3.80% 8/1/28	5,270,000	5,226,057
Union Pacific 3.50% 6/8/23	4,640,000	4,632,913
United Parcel Service 5.125% 4/1/19	5,473,000	5,540,558

		21,460,212

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trucking & Leasing–0.48%
µAerCap Global Aviation Trust 6.50% 6/15/45	9,235,000	$9,650,575
Aviation Capital Group
3.50% 11/1/27	5,000	4,572
4.875% 10/1/25	8,540,000	8,702,830
Penske Truck Leasing
3.30% 4/1/21	5,508,000	5,455,227
4.20% 4/1/27	6,596,000	6,485,296

		30,298,500

Total Corporate Bonds (Cost $1,983,853,807)		1,967,912,883

LOAN AGREEMENTS–2.04%
•Charter Communications Operating Tranche B 1st Lien 4.25% (LIBOR03M + 2.00%) 4/30/25	9,925,000	9,950,954
•CROWN Americas Tranche B 1st Lien 4.163% (LIBOR03M + 2.00%) 4/3/25	10,473,750	10,538,268
•DaVita Tranche B 1st Lien 4.992% (LIBOR03M + 2.75%) 6/24/21	9,922,280	9,974,223
DTZ US Borrower Tranche B 1st Lien 5.492% (LIBOR03M + 3.25%) 8/21/25	2,500,000	2,514,063
Enterprise Merger 1st Lien 6.082% (LIBOR03M + 3.75%) 9/18/25	5,000,000	4,987,500
•First Data 1st Lien 4.212% (LIBOR03M + 2.00%) 4/26/24	12,374,247	12,398,500
•Flying Fortress Holdings Tranche B 1st Lien 4.136% (LIBOR03M + 1.75%) 10/30/22	5,000,000	5,033,500
•HCA Tranche B11 1st Lien 3.992% (LIBOR03M + 1.75%) 3/18/23	3,777,862	3,811,070
•Hilton Worldwide Finance Tranche B2 1st Lien 3.966% (LIBOR03M + 1.75%) 10/25/23	8,702,282	8,751,232
•Lamar Media Tranche B 1st Lien 3.938% (LIBOR03M + 1.75%) 3/16/25	4,975,000	5,004,029

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Las Vegas Sands Tranche B 1st Lien 3.992% (LIBOR03M + 1.75%) 3/27/25	2,985,000	$2,985,776
•Level 3 Parent Tranche B 1st Lien 4.432% (LIBOR03M + 2.25%) 2/22/24	11,950,000	11,997,322
•Nielsen Finance Tranche B4 1st Lien 4.133% (LIBOR03M + 2.00%) 10/4/23	1,609,811	1,610,189
•RPI Finance Trust Tranche B6 1st Lien 4.386% (LIBOR03M + 2.00%) 3/27/23	4,877,579	4,900,674
•Sprint Communications Tranche B 1st Lien 4.75% (LIBOR03M + 2.50%) 2/2/24	9,924,433	9,961,650
•SS&C European Holdings Tranche B4 1st Lien 4.742% (LIBOR03M + 2.50%) 4/16/25	1,361,860	1,364,843
•SS&C Technologies Tranche B3 1st Lien 4.742% (LIBOR03M + 2.50%) 4/16/25	3,508,445	3,516,129
•Unitymedia Finance Tranche E 1st Lien 4.158% (LIBOR03M + 2.00%) 6/1/23	7,000,000	7,013,580
•Western Digital Tranche A1 1st Lien 3.742% (LIBOR03M + 1.50%) 2/27/23	2,468,750	2,476,860
•Western Digital Tranche B4 1st Lien 3.992% (LIBOR03M + 1.75%) 4/29/23	2,066,633	2,073,091
•WR Grace & Co-Conn Tranche B1 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25	2,578,947	2,592,654
•WR Grace & Co-Conn Tranche B2 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25	4,421,053	4,444,551

Total Loan Agreements (Cost $127,692,648)		127,900,658

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS–0.45%
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	1,080,000	$1,080,000
California State Various Purposes 7.55% 4/1/39	1,260,000	1,843,544
Commonwealth of Massachusetts Series C 5.00% 10/1/25	540,000	628,052
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.574% 7/1/45	6,965,000	9,605,223
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	1,725,000	2,279,622
Oregon State Taxable Pension 5.892% 6/1/27	1,485,000	1,705,181
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,396,632
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	3,265,000	3,641,748
Series A 5.00% 10/15/45	1,160,000	1,279,840
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	4,070,000	5,072,807

Total Municipal Bonds (Cost $24,571,408)		28,532,649

NON-AGENCY ASSET-BACKED SECURITIES–8.09%
American Express Credit Account Master Trust
•Series 2017-2 A 2.608% (LIBOR01M + 0.45%) 9/16/24	270,000	271,862
•Series 2017-5 A 2.538% (LIBOR01M + 0.38%) 2/18/25	2,620,000	2,631,378
•Series 2018-3 A 2.478% (LIBOR01M + 0.32%) 10/15/25	3,000,000	3,000,317

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust (continued)
•Series 2018-5 A 2.498% (LIBOR01M + 0.34%) 12/15/25	2,953,000	$2,954,171
•Series 2018-9 A 2.592% (LIBOR01M + 0.38%) 4/15/26	7,800,000	7,800,181
•AMMC CLO 16 Series 2015-16A AR 3.599% (LIBOR03M + 1.26%) 4/14/29	14,950,000	14,958,357
•AMMC CLO 19 Series 2016-19A A 3.839% (LIBOR03M + 1.50%) 10/15/28	3,000,000	3,006,723
•AMMC CLO 22 Series 2018-22A A 3.365% (LIBOR03M + 1.03%) 4/25/31	2,300,000	2,284,505
•Apex Credit CLO Series 2018-1A A2 3.365% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,952,841
•Atlas Senior Loan Fund X Series 2018-10A A 3.429% (LIBOR03M + 1.09%) 1/15/31	3,000,000	2,984,829
•Atrium XIII Series 2013-A A1 3.527% (LIBOR03M + 1.18%) 11/21/30	6,500,000	6,503,361
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	3,654,000	3,644,392
BA Credit Card Trust
•Series 2016-A1 A 2.548% (LIBOR01M + 0.39%) 10/15/21	6,421,000	6,433,730
Series 2017-A1 A1 1.95% 8/15/22	3,500,000	3,451,563
Series 2018-A3 A3 3.10% 12/15/23	3,500,000	3,496,007
•Barclays Dryrock Issuance Trust Series 2017-1 A 2.488% (LIBOR01M + 0.33%) 3/15/23	1,382,000	1,384,479
•Benefit Street Partners CLO X Series 2016-10A A1 3.829% (LIBOR03M + 1.49%) 1/15/29	3,500,000	3,505,201
Black Diamond CLO
•Series 2017-1A A1A 3.632% (LIBOR03M + 1.29%) 4/24/29	9,000,000	9,017,802

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Black Diamond CLO (continued)
•Series 2017-2A A2 3.124% (LIBOR03M + 1.30%) 1/20/32	3,000,000	$3,004,998
•Black Diamond CLO Designated Activity Series 2015-1A A2R 3.386% (LIBOR03M + 1.05%) 10/3/29	5,000,000	4,999,250
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,452,333
•Catamaran CLO Series 2014-1A A1B 3.737% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,152,732
•Cedar Funding VI CLO Series 2016-6A A1 3.818% (LIBOR03M + 1.47%) 10/20/28	9,600,000	9,598,906
•CFIP CLO Series 2017-1A A 3.553% (LIBOR03M + 1.22%) 1/18/30	5,300,000	5,300,005
•CIFC Funding Series 2017-1A A 3.707% (LIBOR03M + 1.36%) 4/23/29	9,500,000	9,517,205
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 2.611% (LIBOR01M + 0.49%) 12/7/23	10,000,000	10,093,905
•Series 2017-A5 A5 2.832% (LIBOR01M + 0.62%) 4/22/26	3,165,000	3,196,422
•Series 2017-A7 A7 2.503% (LIBOR01M + 0.37%) 8/8/24	4,525,000	4,533,466
•Series 2018-A2 A2 2.495% (LIBOR01M + 0.33%) 1/20/25	5,770,000	5,772,284
•Citicorp Residential Mortgage Securities Series 2006-3 A5 5.323% 11/25/36	4,987,000	5,126,072
•Crestline Denali CLO XV Series 2017-1A A 3.648% (LIBOR03M + 1.30%) 4/20/30	12,000,000	12,017,076
•CVP CLO Series 2017-2A A 3.538% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,298,375
Discover Card Execution Note Trust
•Series 2017-A1 A1 2.648% (LIBOR01M + 0.49%) 7/15/24	2,400,000	2,420,120

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
•Series 2017-A3 A3 2.388% (LIBOR01M + 0.23%) 10/17/22	6,125,000	$6,134,138
•Series 2017-A7 A7 2.518% (LIBOR01M + 0.36%) 4/15/25	3,890,000	3,901,176
•Series 2018-A2 A2 2.488% (LIBOR01M + 0.33%) 8/15/25	9,725,000	9,713,327
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	8,500,000	8,286,773
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 2.728% (LIBOR01M + 0.57%) 1/15/22	8,736,000	8,780,368
•Series 2017-1 A2 2.578% (LIBOR01M + 0.42%) 5/15/22	2,775,000	2,785,213
•Series 2018-1 A2 2.159% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,526,277
•Golden Credit Card Trust Series 2014-2A A 2.608% (LIBOR01M + 0.45%) 3/15/21	4,120,000	4,125,356
•GoldenTree Loan Management US CLO 1 Series 2017-1A A 3.568% (LIBOR03M + 1.22%) 4/20/29	11,120,000	11,140,772
•Golub Capital Partners CLO 19B-R Series 2017-19RA A1A 3.635% (LIBOR03M + 1.30%) 7/26/29	10,000,000	10,029,680
•Grippen Park CLO Series 2017-1A A 3.608% (LIBOR03M + 1.26%) 1/20/30	12,000,000	12,018,420
Hertz Vehicle Financing Series 2018-2A A 3.65% 6/27/22	1,300,000	1,296,274
HOA Funding Series 2014-1A A2 4.846% 8/20/44	1,462,800	1,445,056
•Hull Street CLO Series 2014-1A AR 3.553% (LIBOR03M + 1.22%) 10/18/26	9,000,000	8,995,392
•ICG US CLO Series 2017-1A A 3.689% (LIBOR03M + 1.35%) 4/28/29	9,000,000	9,070,371
JFIN CLO
•Series 2016-1A A2A 3.087% (LIBOR03M + 0.75%) 7/27/28	500,000	499,789

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
JFIN CLO (continued)
•Series 2017-1A A1 3.812% (LIBOR03M + 1.47%) 4/24/29	14,345,000	$14,374,479
•KKR CLO Series 20 A 3.469% (LIBOR03M + 1.13%) 10/16/30	6,400,000	6,404,870
•KKR Financial CLO Series 2013-1A A1R 3.629% (LIBOR03M + 1.29%) 4/15/29	10,000,000	10,047,280
•Mariner CLO 5 Series 2018-5A A 3.324% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,981,356
Mercedes-Benz Master Owner Trust
•Series 2017-BA A 2.578% (LIBOR01M + 0.42%) 5/16/22	4,285,000	4,297,771
•Series 2018-BA A 2.50% (LIBOR01M + 0.34%) 5/15/23	2,900,000	2,905,290
•Midocean Credit CLO IX Series 2018-9A A1 3.397% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,996,094
•Midocean Credit CLO VIII Series 2018-8A A1 3.472% (LIBOR03M + 1.15%) 2/20/31	4,000,000	3,991,812
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 2.798% (LIBOR01M + 0.63%) 9/25/23	2,900,000	2,902,275
•Neuberger Berman Loan Advisers CLO 29 Series 2018-29A A1 3.481% (LIBOR03M + 1.13%) 10/19/31	3,000,000	3,000,000
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	2,487,634	2,469,365
•Nissan Master Owner Trust Receivables Series 2017-C A 2.478% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,876,706
•Northwoods Capital XV Series 2017-15A A 3.638% (LIBOR03M + 1.30%) 6/20/29	5,500,000	5,515,246
•PFS Financing Series 2018-A A 2.463% (LIBOR01M + 0.40%) 2/15/22	2,730,000	2,729,774
•Saranac CLO VII Series 2014-2A A1AR 3.552% (LIBOR03M + 1.23%) 11/20/29	10,000,000	10,007,270

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Shackleton X CLO Series 2017-10A A 3.678% (LIBOR03M + 1.33%) 4/20/29	4,000,000	$4,001,480
•Sound Point CLO XV Series 2017-1A A 3.737% (LIBOR03M + 1.39%) 1/23/29	2,000,000	2,002,194
•Steele Creek CLO Series 2017-1A A 3.589% (LIBOR03M + 1.25%) 1/15/30	5,500,000	5,500,677
•TIAA CLO Series 2017-1A A 3.628% (LIBOR03M + 1.28%) 4/20/29	9,320,000	9,334,819
•TIAA CLO III Series 2017-2A A 3.489% (LIBOR03M + 1.15%) 1/16/31	14,000,000	13,978,706
•TICP CLO IX Series 2017-9A A 3.488% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,570,845
Towd Point Mortgage Trust
•Series 2015-5 A1B 2.75% 5/25/55	2,512,706	2,471,744
•Series 2015-6 A1B 2.75% 4/25/55	2,833,431	2,774,434
•Series 2016-1 A1B 2.75% 2/25/55	1,850,387	1,821,572
•Series 2016-2 A1 3.00% 8/25/55	1,783,266	1,752,277
•Series 2016-3 A1 2.25% 4/25/56	2,421,811	2,362,774
•Series 2017-1 A1 2.75% 10/25/56	2,027,428	1,984,981
•Series 2017-2 A1 2.75% 4/25/57	1,057,025	1,037,174
•Series 2018-1 A1 3.00% 1/25/58	1,703,049	1,670,808
•Toyota Auto Receivables Owner Trust Series 2017-B A2B 2.218% (LIBOR01M + 0.06%) 1/15/20	3,169,088	3,169,273
•Trinitas CLO VI Series 2017-6A A 3.655% (LIBOR03M + 1.32%) 7/25/29	9,750,000	9,778,041
•Venture 34 CLO Series 2018-34A A 3.561% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,500,000
•Venture CDO Series 2016-25A A1 3.838% (LIBOR03M + 1.49%) 4/20/29	4,020,000	4,028,832
•Venture XXII CLO Series 2015-22A AR 3.419% (LIBOR03M + 1.08%) 1/15/31	4,000,000	3,994,416

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	4,405,000	$4,374,038
•Series 2018-1A A1B 2.425% (LIBOR01M + 0.26%) 9/20/22	5,000,000	5,002,753
•Verizon Owner Trust 2017-3 Series 2017-3A A1B 2.435% (LIBOR01M + 0.27%) 4/20/22	5,741,000	5,741,003
•Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.345% (LIBOR01M + 0.18%) 7/20/21	5,150,000	5,151,784
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 2.563% (LIBOR01M + 0.50%) 11/15/22	4,500,000	4,512,124
Voya CLO
•Series 2017-1A A1 3.586% (LIBOR03M + 1.25%) 4/17/30	5,000,000	5,000,950
•Series 2018-3A A1A 3.481% (LIBOR03M + 1.15%) 10/15/31	3,825,000	3,825,000
Wendy’s Funding Series 2018-1A A2I 3.573% 3/15/48	2,972,538	2,860,176
•Zais CLO 6 Series 2017-1A A1 3.709% (LIBOR03M + 1.37%) 7/15/29	9,000,000	9,015,750

Total Non-Agency Asset-Backed Securities (Cost $507,808,345)		508,231,443

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.42%
Agate Bay Mortgage Trust
•Series 2015-1 B1 3.821% 1/25/45	3,094,054	3,029,583
•Series 2015-1 B2 3.821% 1/25/45	1,748,333	1,705,689
Flagstar Mortgage Trust
•Series 2017-2 A5 3.50% 10/25/47	2,849,158	2,801,999
•Series 2018-1 A5 3.50% 3/25/48	3,667,452	3,604,706
•Series 2018-5 A7 4.00% 9/25/48	2,855,000	2,862,026
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	2,791,577	2,778,274
Holmes Master Issuer Series 2018-2A A2 2.561% (LIBOR03M + 0.42%) 10/15/54	3,930,000	3,930,924

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust
•Series 2014-2 B1 3.418% 6/25/29	1,860,877	$1,820,498
•Series 2014-2 B2 3.418% 6/25/29	693,307	674,117
•Series 2014-IVR6 2A4 2.50% 7/25/44	2,896,000	2,900,651
•Series 2015-1 B2 3.053% 12/25/44	3,688,712	3,668,808
•Series 2015-4 B1 3.624% 6/25/45	2,907,948	2,809,455
•Series 2015-4 B2 3.624% 6/25/45	2,082,532	1,973,632
•Series 2015-5 B2 3.076% 5/25/45	3,254,929	3,207,737
•Series 2015-6 B1 3.615% 10/25/45	2,386,044	2,324,887
•Series 2015-6 B2 3.615% 10/25/45	2,021,650	1,955,580
•Series 2016-4 B1 3.902% 10/25/46	1,543,713	1,511,888
•Series 2016-4 B2 3.902% 10/25/46	2,633,656	2,564,755
•Series 2017-1 B2 3.551% 1/25/47	4,834,675	4,587,555
•Series 2017-2 A3 3.50% 5/25/47	2,146,155	2,082,249
•Series 2018-1 A3 3.50% 6/25/48	3,033,529	2,941,379
•Series 2018-3 A5 3.50% 9/25/48	6,702,629	6,593,637
•Series 2018-4 A15 3.50% 10/25/48	4,534,169	4,502,721
•Series 2018-6 1A4 3.50% 12/25/48	2,867,383	2,841,974
•Series 2018-7FRB A2 2.815% (LIBOR01M + 0.75%) 4/25/46	3,312,675	3,318,152
•Series 2018-9 A3 4.00% 8/31/48	3,550,000	3,526,982
Sequoia Mortgage Trust
•Series 2013-4 B2 3.488% 4/25/43	1,858,897	1,795,249
•Series 2014-2 A4 3.50% 7/25/44	1,706,179	1,672,521
•Series 2015-1 B2 3.876% 1/25/45	2,204,609	2,184,385
•Series 2017-4 A1 3.50% 7/25/47	2,284,579	2,219,521
•Series 2018-5 A4 3.50% 5/25/48	3,743,161	3,687,140

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 4.227% 9/25/37	1,066,591	$1,075,230

Total Non-Agency Collateralized Mortgage Obligations (Cost $89,773,419)		89,153,904

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 6.23%
•Banc of America Commercial Mortgage Trust Series 2017-BNK3 C 4.352% 2/15/50	2,180,000	2,139,197
BANK
•Series 2017-BNK4 XA 1.607% 5/15/50	27,103,623	2,355,432
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,352,735
•Series 2017-BNK5 B 3.896% 6/15/60	4,085,000	4,025,866
Series 2017-BNK7 A5 3.435% 9/15/60	4,470,000	4,341,295
Series 2017-BNK8 A4 3.488% 11/15/50	3,225,000	3,141,086
Series 2018-BN14 A4 4.231% 9/15/60	4,700,000	4,858,000
BENCHMARK Mortgage Trust
•Series 2018-B1 A5 3.666% 1/15/51	1,220,000	1,209,160
Series 2018-B6 A4 4.261% 11/10/51	3,000,000	3,099,147
Caesars Palace Las Vegas Trust Series 2017-VICI B 3.835% 10/15/34	5,270,000	5,268,931
CCUBS Commercial Mortgage Trust Series 2017-C1 A4 3.544% 11/15/50	2,400,000	2,334,867
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	10,185,000	9,889,612
•Series 2017-CD6 B 3.911% 11/13/50	2,760,000	2,707,173
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.947% 12/15/47	4,875,000	5,120,415
Series 2016-C7 A3 3.839% 12/10/54	6,870,000	6,871,594
Citigroup Commercial Mortgage Trust Series 2014-GC25 A4 3.635% 10/10/47	4,941,000	4,947,282

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2015-GC27 A5 3.137% 2/10/48	14,090,000	$13,698,460
Series 2016-P3 A4 3.329% 4/15/49	7,897,000	7,686,731
Series 2017-C4 A4 3.471% 10/12/50	3,940,000	3,840,749
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	5,355,000	5,245,554
Series 2013-WWP A2 3.424% 3/10/31	2,235,000	2,248,436
Series 2014-CR19 A5 3.796% 8/10/47	3,947,000	3,993,494
Series 2014-CR20 AM 3.938% 11/10/47	10,915,000	10,966,974
Series 2015-3BP A 3.178% 2/10/35	22,346,000	21,733,986
Series 2015-CR23 A4 3.497% 5/10/48	3,327,000	3,302,661
tCommercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49	8,088,000	8,095,595
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	9,400,000	9,139,674
Series 2016-C3 A5 2.89% 8/10/49	6,360,000	6,003,580
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.884% 11/10/46	3,252,000	3,402,825
GRACE Mortgage Trust
Series 2014-GRCE A 3.369% 6/10/28	10,624,000	10,627,264
Series 2014-GRCE B 3.52% 6/10/28	5,588,000	5,581,479
GS Mortgage Securities II
•Series 2018-GS9 A4 3.992% 3/10/51	3,480,000	3,527,713
•Series 2018-GS9 B 4.321% 3/10/51	2,875,000	2,908,028
GS Mortgage Securities Trust
•Series 2010-C1 C 5.635% 8/10/43	3,023,000	3,078,637
Series 2015-GC32 A4 3.764% 7/10/48	5,118,000	5,151,166
•Series 2017-GS5 XA 0.967% 3/10/50	90,927,051	5,175,004
Series 2017-GS6 A3 3.433% 5/10/50	4,900,000	4,780,792

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust
•Series 2015-C27 XA 1.466% 2/15/48	93,163,258	$4,794,125
Series 2015-C31 A3 3.801% 8/15/48	8,575,000	8,645,655
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	18,059,459
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	11,776,000	11,317,891
Series 2016-C4 A3 3.141% 12/15/49	7,150,000	6,854,166
Series 2017-C7 A5 3.409% 10/15/50	3,755,000	3,650,779
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.745% 8/12/37	1,656,000	1,703,214
Series 2013-LC11 B 3.499% 4/15/46	8,529,000	8,340,129
Series 2015-JP1 A5 3.914% 1/15/49	8,627,000	8,722,942
Series 2016-JP2 A4 2.822% 8/15/49	10,654,000	10,007,815
Series 2016-WIKI A 2.798% 10/5/31	4,525,000	4,428,863
Series 2016-WIKI B 3.201% 10/5/31	4,395,000	4,315,349
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	3,142,303	2,168,189
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	4,533,000	4,570,205
Series 2015-C23 A4 3.719% 7/15/50	17,967,000	18,025,740
Series 2015-C26 A5 3.531% 10/15/48	5,698,000	5,638,107
Series 2016-C29 A4 3.325% 5/15/49	4,910,000	4,774,517
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	2,345,000	2,215,464
Series 2011-C3 A4 4.118% 7/15/49	5,645,000	5,741,568
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	5,033,337	5,023,870

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust (continued)
•Series 2018-C9 A4 4.117% 3/15/51	6,050,000	$6,151,316
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.649% 3/10/46	3,300,000	3,253,383
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	3,276,000	3,298,826
Series 2014-LC18 A5 3.405% 12/15/47	5,756,058	5,684,080
Series 2015-NXS3 A4 3.617% 9/15/57	3,185,000	3,162,445
Series 2016-BNK1 A3 2.652% 8/15/49	7,895,000	7,328,546
Series 2017-C38 A5 3.453% 7/15/50	5,730,000	5,572,033
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	11,490,000	11,218,055

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $408,216,647)		391,517,325

ΔSOVEREIGN BOND–0.03%
Bermuda–0.03%
Bermuda Government International Bond 3.717% 1/25/27	2,200,000	2,102,738

Total Sovereign Bond (Cost $2,199,692)		2,102,738

SUPRANATIONAL BANK–0.06%
Banque Ouest Africaine de Developpement 5.00% 7/27/27	4,150,000	4,017,200

Total Supranational Bank (Cost $4,070,071)		4,017,200

U.S. TREASURY OBLIGATIONS–13.91%
U.S. Treasury Bond 3.00% 8/15/48	246,740,000	237,506,520
U.S. Treasury Notes
1.25% 6/30/19	35,825,000	35,485,641

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.75% 7/31/23	217,560,000	$215,656,350
2.875% 9/30/23	70,605,000	70,366,433
2.875% 5/15/28	279,650,000	275,477,091
2.875% 8/15/28	39,765,000	39,158,429

Total U.S. Treasury Obligations (Cost $884,527,856)		873,650,464

	Number of Shares

PREFERRED STOCK–0.19%
µBank of America 6.50% 10/23/49	8,780,000	9,488,985
µMorgan Stanley 5.55% 12/29/49	1,515,000	1,557,041
•USB Realty 3.486% (LIBOR03M + 1.147%) 12/22/49	615,000	553,500

Total Preferred Stock (Cost $11,526,286)		11,599,526

	Principal Amount°

SHORT-TERM INVESTMENTS–5.26%
≠Discounted Commercial Paper–5.26%
BASF 2.14% 10/1/18	55,710,000	55,710,000
BNP Paribas New York Branch 2.15% 10/1/18	78,760,000	78,760,000
Cornell University 2.057% 10/1/18	13,700,000	13,697,671
Dartmouth College 2.109% 10/25/18	9,500,000	9,484,800
DZ Bank New York 2.15% 10/1/18	76,225,000	76,225,000
St Joseph County Indiana 2.212% 10/9/18	30,000,000	29,979,600
University of Chicago 2.147% 10/29/18	35,315,000	35,250,020
Yale University 2.148% 11/6/18	31,250,000	31,176,300

		330,283,391

Total Short Term Investments (Cost $330,306,312)		330,283,391

TOTAL VALUE OF SECURITIES–100.96% (Cost $6,426,965,055)	6,343,212,105
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.96%)	(60,495,042)

NET ASSETS APPLICABLE TO 469,554,628 SHARES OUTSTANDING–100.00%	$6,282,717,063

Δ Securities have been classified by country of origin.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Schedule of Investments (continued)

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $2,909,000 cash collateral and $39,625 variation margin held at broker on futures contracts as of September 30, 2018.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(1,332)	U.S. Treasury 10 yr Notes	$(158,216,625)	$(158,066,276)	12/20/18	$—	$(150,349)
(520)	U.S. Treasury Long Bonds	(73,060,000)	(74,715,680)	12/20/18	1,655,680	—

Total Futures Contracts					$1,655,680	$(150,349)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

BB–Barclays Bank

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To Be Announced

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$683,835,370	$683,835,370
Agency Commercial Mortgage-Backed Securities	—	88,431,091	88,431,091
Agency Mortgage-Backed Securities	—	1,236,043,463	1,236,043,463
Corporate Bonds	—	1,967,912,883	1,967,912,883
Municipal Bonds	—	28,532,649	28,532,649
Non-Agency Asset-Backed Securities	—	508,231,443	508,231,443
Non-Agency Collateralized Mortgage Obligations	—	89,153,904	89,153,904
Non-Agency Commercial Mortgage-Backed Securities	—	391,517,325	391,517,325
Regional Bonds	—	—	—
Loan Agreements	—	127,900,658	127,900,658
Sovereign Bonds	—	2,102,738	2,102,738
Supranational Banks	—	4,017,200	4,017,200
U.S. Treasury Obligations	—	873,650,464	873,650,464
Preferred Stock	—	11,599,526	11,599,526
Short-Term Investments	—	330,283,391	330,283,391

Total Investments	$—	$6,343,212,105	$6,343,212,105

Derivatives:
Assets:
Futures Contracts	$1,655,680	$—	$1,655,680

Liabilities:
Futures Contracts	$(150,349)	$—	$(150,349)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Delaware Bond Fund–27

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.62%
Fannie Mae Connecticut Avenue Securities
•Series 2016-C03 1M1 4.216% (LIBOR01M + 2.00%) 10/25/28	341,531	$345,551
•Series 2016-C04 1M1 3.666% (LIBOR01M + 1.45%) 1/25/29	245,301	246,982
•Series 2017-C01 1M1 3.516% (LIBOR01M + 1.30%) 7/25/29	266,994	268,815
*Fannie Mae Interest Strip Series 409 C3 3.00% 5/25/27	6,557,730	558,064
Fannie Mae REMICs
•Series 2005-106 QF 2.726% (LIBOR01M + 0.51%) 12/25/35	915,948	925,375
•Series 2006-40 F 2.516% (LIBOR01M + 0.30%) 5/25/36	71,213	71,154
*Series 2012-150 DI 3.00% 1/25/28	16,559,405	1,520,670
•*Series 2017-69 SG 3.934% (6.15% minus LIBOR01M) 9/25/47	1,208,000	226,476
Freddie Mac REMICs
•Series 3152 JF 2.608% (LIBOR01M + 0.45%) 8/15/35	67,224	67,422
•Series 3311 VF 2.398% (LIBOR01M + 0.24%) 5/15/37	181,021	180,226
•Series 3800 AF 2.658% (LIBOR01M + 0.50%) 2/15/41	246,349	247,811
*Series 4096 EI 3.00% 8/15/27	14,448,335	1,323,942
*Series 4600 WI 3.50% 5/15/36	10,010,241	1,768,552
*Series 4700 WI 3.50% 1/15/44	5,758,216	1,045,157
GNMA
•Series 2010-46 MF 2.558% (LIBOR01M + 0.40%) 5/16/34	249,216	250,333
•*Series 2017-68 SB 3.985% (6.15% minus LIBOR01M) 5/20/47	1,056,074	173,826
•*Series 2017-80 AS 4.035% (6.20% minus LIBOR01M) 5/20/47	12,782,939	2,307,429
•*Series 2017-91 SM 4.035% (6.20% minus LIBOR01M) 6/20/47	998,710	183,777
•*Series 2017-117 SD 4.035% (6.20% minus LIBOR01M) 8/20/47	960,979	176,238

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2017-120 QS 4.035% (6.20% minus LIBOR01M) 8/20/47	1,232,098	$240,688
•Permanent Master Issuer Series 2018-1A 1A1 2.747% (LIBOR03M + 0.38%) 7/15/58	3,000,000	2,995,377

Total Agency Collateralized Mortgage Obligations (Cost $14,784,433)		15,123,865

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.52%
•FREMF Mortgage Trust Series 2014-K716 B 4.081% 8/25/47	4,820,000	4,861,647

Total Agency Commercial Mortgage-Backed Security (Cost $4,986,269)		4,861,647

AGENCY MORTGAGE-BACKED SECURITIES–1.07%
Fannie Mae S.F. 30 yr
4.50% 5/1/46	634,407	657,517
5.50% 5/1/44	8,595,797	9,329,688

Total Agency Mortgage-Backed Securities (Cost $10,261,066)		9,987,205

CONVERTIBLE BONDS–0.48%
Ares Capital 3.75%, exercise price $19.39, maturity date 2/1/22	202,000	204,658
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	30,115
Blackstone Mortgage Trust 4.375%, exercise price $35.67, maturity date 5/5/22	629,000	630,627
Blackstone Mortgage Trust 4.75%, exercise price $36.23, maturity date 3/15/23	290,000	289,729
Cemex 3.72%, exercise price $11.01, maturity date 3/15/20	108,000	109,137
Cheniere Energy 4.25%, exercise price $138.38, maturity date 3/15/45	290,000	234,066
DISH Network 2.375%, exercise price $82.22, maturity date 3/15/24	49,000	43,614
DISH Network 3.375%, exercise price $65.18, maturity date 8/15/26	18,000	17,213
GAIN Capital Holdings 5.00%, exercise price $8.20, maturity date 8/15/22	461,000	476,443

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
GCI Liberty 1.75%, exercise price $370.52, maturity date 9/30/46	123,000	$135,798
Helix Energy Solutions Group 4.25%, exercise price $13.89, maturity date 5/1/22	512,000	550,558
Huron Consulting Group 1.25%, exercise price $79.89, maturity date 10/1/19	110,000	107,360
Knowles 3.25%, exercise price $18.43, maturity date 11/1/21	46,000	52,624
Liberty Media 2.25%, exercise price $35.35, maturity date 9/30/46	15,000	8,241
Medicines 2.75%, exercise price $48.97, maturity date 7/15/23	33,000	30,093
New Mountain Finance 5.00%, exercise price $15.80, maturity date 6/15/19	61,000	61,684
Pacira Pharmaceuticals 2.375%, exercise price $66.89, maturity date 4/1/22	47,000	49,820
Spirit Realty Capital 3.75%, exercise price $11.46, maturity date 5/15/21	575,000	581,064
Synaptics 0.50%, exercise price $73.02, maturity date 6/15/22	9,000	8,631
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	181,000	173,401
Tesla Energy Operations 1.625%, exercise price $759.35, maturity date 11/1/19	580,000	508,922
•Vector Group 1.75%, exercise price $21.28, maturity date 4/15/20	89,250	93,244
Verint Systems 1.50%, exercise price $64.46, maturity date 6/1/21	69,000	71,410

Total Convertible Bonds (Cost $4,434,046)		4,468,452

	Number of Shares
CONVERTIBLE PREFERRED STOCK–0.18%
A Schulman 6.00%, exercise price $52.33, expiration date 12/31/49	170	175,950
AMG Capital Trust II 5.15%, exercise price $198.02, expiration date 10/15/37	12,425	716,229

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	663	$34,290
El Paso Energy Capital Trust I 4.75%, exercise price $34.49, expiration date 3/31/28	2,449	115,079
Welltower 6.50%, exercise price $57.16, expiration date 12/31/49	10,350	626,382

Total Convertible Preferred Stock (Cost $1,769,307)		1,667,930

	Principal Amount°
CORPORATE BONDS–56.31%
Aerospace & Defense–1.56%
General Dynamics
3.00% 5/11/21	400,000	398,009
3.375% 5/15/23	7,525,000	7,528,185
L3 Technologies 3.85% 6/15/23	385,000	385,891
United Technologies 3.65% 8/16/23	6,295,000	6,273,984

		14,586,069

Agriculture–0.84%
BAT Capital 2.764% 8/15/22	7,125,000	6,871,450
Bunge Finance 4.35% 3/15/24	1,020,000	1,011,060

		7,882,510

Airlines–0.12%
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	412,289	417,618
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	733,967	729,317

		1,146,935

Auto Manufacturers–3.13%
Daimler Finance North America 3.35% 2/22/23	975,000	959,691
•Ford Motor Credit 3.271% (LIBOR03M + 0.93%) 11/4/19	7,130,000	7,149,198
General Motors Financial
3.10% 1/15/19	4,120,000	4,123,500
4.375% 9/25/21	5,500,000	5,601,356
•PACCAR Financial 2.923% (LIBOR03M + 0.60%) 12/6/18	5,850,000	5,856,162
Toyota Motor Credit 2.00% 10/24/18	5,525,000	5,523,579

		29,213,486

Banks–19.33%
µAkbank 7.20% 3/16/27	230,000	191,725
Banco do Brasil 4.875% 4/19/23	200,000	192,140

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Banco Santander 3.848% 4/12/23	600,000	$586,800
•Bank of America 3.111% (LIBOR03M + 0.77%) 2/5/26	12,160,000	11,965,735
Bank of Georgia 6.00% 7/26/23	200,000	195,734
•Bank of New York Mellon 3.389% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,335,011
µBarclays 8.25% 12/29/49	2,750,000	2,777,588
•BB&T 2.563% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,509,775
BBVA Bancomer 7.25% 4/22/20	450,000	470,520
•Citigroup 3.412% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,847,450
Citizens Bank 2.55% 5/13/21	4,000,000	3,899,276
Citizens Financial Group
2.375% 7/28/21	1,000,000	965,420
4.30% 12/3/25	750,000	740,652
Compass Bank 3.875% 4/10/25	970,000	932,047
Credit Suisse Group
µ4.207% 6/12/24	5,505,000	5,491,940
µ7.50% 1/17/19	235,000	242,344
•Dexia Credit Local 2.814% (LIBOR03M + 0.50%) 2/15/19	4,440,000	4,447,429
Fifth Third Bancorp 2.60% 6/15/22	450,000	433,716
Fifth Third Bank 3.35% 7/26/21	4,065,000	4,055,065
•Goldman Sachs Group 3.484% (LIBOR03M + 1.17%) 5/15/26	7,925,000	7,936,826
µHSBC Holdings 4.292% 9/12/26	1,710,000	1,694,709
Huntington Bancshares 2.30% 1/14/22	935,000	896,170
Huntington National Bank 2.50% 8/7/22	6,290,000	6,030,407
•JPMorgan Chase & Co. 3.237% (LIBOR03M + 0.89%) 7/23/24	13,830,000	13,886,703
KeyBank
2.35% 3/8/19	4,750,000	4,745,657
2.50% 11/22/21	2,000,000	1,943,861
3.18% 5/22/22	1,630,000	1,607,927
Manufacturers & Traders Trust
2.05% 8/17/20	4,265,000	4,176,544
2.50% 5/18/22	530,000	511,671
•Morgan Stanley 3.563% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,168,925
•Nederlandse Waterschapsbank 2.354% (LIBOR03M + 0.02%) 3/15/19	4,285,000	4,285,533
•PNC Bank 2.837% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,516,391
Royal Bank of Canada 2.75% 2/1/22	3,425,000	3,359,390

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Scotland Group
•3.784% (LIBOR03M + 1.47%) 5/15/23	3,610,000	$3,637,829
•3.923% (LIBOR03M + 1.55%) 6/25/24	2,370,000	2,386,679
µ8.625% 12/29/49	1,550,000	1,664,313
µState Street 2.653% 5/15/23	3,290,000	3,187,417
SunTrust Bank 2.45% 8/1/22	2,000,000	1,922,589
SunTrust Banks
2.70% 1/27/22	1,360,000	1,324,422
4.00% 5/1/25	715,000	717,389
SVB Financial Group 3.50% 1/29/25	770,000	745,558
Turkiye Garanti Bankasi 5.25% 9/13/22	260,000	240,559
UBS Group Funding Switzerland 3.00% 4/15/21	10,365,000	10,214,936
US Bank 3.40% 7/24/23	2,545,000	2,537,016
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	465,000	416,175
•Wells Fargo & Co. 3.572% (LIBOR03M + 1.23%) 10/31/23	13,300,000	13,571,573

		180,607,536

Beverages–1.47%
Anheuser-Busch InBev Finance 2.65% 2/1/21	8,600,000	8,479,873
Pernod Ricard 4.45% 1/15/22	5,120,000	5,226,387

		13,706,260

Biotechnology–0.16%
Celgene 3.25% 2/20/23	1,575,000	1,546,025

		1,546,025

Chemicals–0.55%
Braskem Netherlands Finance 3.50% 1/10/23	500,000	478,700
Dow Chemical 8.55% 5/15/19	1,560,000	1,613,515
Equate Petrochemical 3.00% 3/3/22	295,000	284,941
OCP 4.50% 10/22/25	300,000	289,125
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	355,000	344,635
SASOL Financing USA 5.875% 3/27/24	240,000	244,822
Syngenta Finance
3.933% 4/23/21	565,000	563,751
4.441% 4/24/23	1,295,000	1,288,420

		5,107,909

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services–0.02%
Atento Luxco 1 6.125% 8/10/22	190,000	$187,150

		187,150

Computers–1.08%
Apple
•2.841% (LIBOR03M + 0.50%) 2/9/22	5,820,000	5,898,639
•3.44% (LIBOR03M + 1.13%) 2/23/21	4,050,000	4,157,283

		10,055,922

Diversified Financial Services–2.50%
BOC Aviation 2.375% 9/15/21	400,000	381,140
•Charles Schwab 2.632% (LIBOR03M + 0.32%) 5/21/21	8,490,000	8,511,803
CPPIB Capital 3.125% 9/25/23	5,110,000	5,094,506
µE*TRADE Financial 5.30% 12/31/49	1,790,000	1,773,777
GTP Acquisition Partners I 2.35% 6/15/20	470,000	459,828
Intercontinental Exchange 3.45% 9/21/23	700,000	697,047
International Lease Finance 8.625% 1/15/22	5,640,000	6,414,697

		23,332,798

Electric–4.32%
AEP Texas 2.40% 10/1/22	3,145,000	3,010,005
µAES Gener 8.375% 12/18/73	200,000	204,964
Ameren Illinois 9.75% 11/15/18	385,000	388,316
American Transmission Systems 5.25% 1/15/22	755,000	793,458
Ausgrid Finance
3.85% 5/1/23	890,000	885,227
4.35% 8/1/28	640,000	637,790
Berkshire Hathaway Energy 3.75% 11/15/23	1,160,000	1,172,532
µCenterPoint Energy 6.125% 9/1/23	825,000	840,469
CMS Energy 6.25% 2/1/20	695,000	722,356
Commonwealth Edison 2.15% 1/15/19	2,750,000	2,747,532
Duke Energy 1.80% 9/1/21	8,170,000	7,819,477
µEmera 6.75% 6/15/76	440,000	470,800
µEnel 8.75% 9/24/73	1,103,000	1,224,330
Enel Finance International 3.625% 5/25/27	1,180,000	1,070,682
Entergy Louisiana 4.05% 9/1/23	4,598,000	4,702,917
Eskom Holdings SOC 6.35% 8/10/28	200,000	199,574
Evergy 4.85% 6/1/21	440,000	449,577
Fortis 2.10% 10/4/21	4,985,000	4,765,652
ITC Holdings 2.70% 11/15/22	2,780,000	2,669,194

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Nevada Power 2.75% 4/15/20	820,000	$817,866
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	868,936
NV Energy 6.25% 11/15/20	800,000	845,591
Perusahaan Listrik Negara 4.125% 5/15/27	200,000	187,851
PSEG Power 3.85% 6/1/23	925,000	922,538
Sempra Energy 2.875% 10/1/22	1,995,000	1,936,144

		40,353,778

Electronics–0.02%
Allegion US Holding 3.55% 10/1/27	225,000	204,949

		204,949

Food–0.56%
Campbell Soup 3.65% 3/15/23	2,040,000	2,002,798
ESAL 6.25% 2/5/23	230,000	229,137
General Mills 3.70% 10/17/23	1,305,000	1,298,488
Marfrig Holdings Europe 8.00% 6/8/23	225,000	226,631
•Mondelez International 2.863% (LIBOR03M + 0.52%) 2/1/19	675,000	675,939
Nestle Holdings 4.00% 9/24/48	800,000	784,101

		5,217,094

Gas–0.08%
µNiSource 5.65% 6/10/48	750,000	743,437

		743,437

Health Care Products–1.39%
Abbott Laboratories
2.80% 9/15/20	3,000,000	2,972,430
2.90% 11/30/21	6,690,000	6,611,314
Becton Dickinson and Co. 3.363% 6/6/24	3,510,000	3,395,630

		12,979,374

Health Care Services–0.55%
Halfmoon Parent
•3.224% (LIBOR03M + 0.89%) 7/15/23	4,425,000	4,428,133
4.125% 11/15/25	675,000	674,106

		5,102,239

Insurance–0.88%
Nuveen Finance 2.95% 11/1/19	5,110,000	5,104,337
µPrudential Financial 5.375% 5/15/45	740,000	740,000
Willis North America 3.60% 5/15/24	2,000,000	1,945,968

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
•XLIT 4.797% (LIBOR03M + 2.46%) 12/29/49	460,000	$454,538

		8,244,843

Internet–0.03%
JD.com 3.125% 4/29/21	250,000	242,999

		242,999

Iron & Steel–0.02%
CSN Resources 7.625% 2/13/23	200,000	185,948

		185,948

Lodging–0.02%
Sands China 4.60% 8/8/23	200,000	200,460

		200,460

Machinery-Diversified–0.41%
Nvent Finance 3.95% 4/15/23	3,860,000	3,795,806

		3,795,806

Manufacturing–1.23%
General Electric
•2.721% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,729,950
•2.959% (LIBOR03M + 0.62%) 1/9/20	3,840,000	3,853,688
•3.334% (LIBOR03M + 1.00%) 3/15/23	2,450,000	2,469,889
6.00% 8/7/19	1,385,000	1,421,067

		11,474,594

Media–0.45%
Cablevision 6.50% 6/15/21	330,000	326,700
Myriad International Holdings 4.85% 7/6/27	200,000	197,460
Time Warner Entertainment 8.375% 3/15/23	3,190,000	3,695,670

		4,219,830

Mining–0.26%
µBHP Billiton Finance USA 6.25% 10/19/75	2,120,000	2,216,460
Vedanta Resources 7.125% 5/31/23	200,000	195,750

		2,412,210

Oil & Gas–3.51%
•Chevron 2.851% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,713,119
•ConocoPhillips 3.214% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,202,348
Ecopetrol 5.875% 9/18/23	200,000	213,600
Eni 4.00% 9/12/23	835,000	826,608

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
•Equinor 2.803% (LIBOR03M + 0.46%) 11/8/18	7,240,000	$7,243,103
•Exxon Mobil 2.693% (LIBOR03M + 0.37%) 3/6/22	10,640,000	10,734,077
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	295,000	283,392
Kunlun Energy 2.875% 5/13/20	465,000	459,866
Marathon Oil 2.80% 11/1/22	905,000	870,644
Pertamina Persero 4.30% 5/20/23	210,000	208,605
•Petroleos Mexicanos 5.981% (LIBOR03M + 3.65%) 3/11/22	800,000	850,856
Tecpetrol 4.875% 12/12/22	215,000	196,188

		32,802,406

Paper & Forest Products–0.14%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,344,921

		1,344,921

Pharmaceuticals–2.13%
AbbVie 3.75% 11/14/23	3,850,000	3,839,456
AstraZeneca 3.50% 8/17/23	3,070,000	3,046,181
Bayer US Finance II 3.50% 6/25/21	2,700,000	2,695,475
CVS Health
2.125% 6/1/21	7,885,000	7,615,673
3.70% 3/9/23	1,020,000	1,015,691
4.30% 3/25/28	1,700,000	1,689,924

		19,902,400

Pipelines–0.74%
Enbridge Energy Partners
4.375% 10/15/20	440,000	446,636
5.20% 3/15/20	90,000	92,254
Energy Transfer Partners 4.20% 9/15/23	685,000	691,192
MPLX 4.875% 12/1/24	1,490,000	1,547,893
ONEOK 7.50% 9/1/23	1,765,000	2,014,631
Sabine Pass Liquefaction
5.625% 3/1/25	110,000	117,473
5.75% 5/15/24	770,000	827,528
5.875% 6/30/26	620,000	670,592
Williams 4.55% 6/24/24	515,000	523,863

		6,932,062

Real Estate Investment Trusts–0.70%
Crown Castle International
3.80% 2/15/28	1,590,000	1,510,824
5.25% 1/15/23	985,000	1,033,629
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,851,266
SBA Tower Trust 2.898% 10/15/19	1,145,000	1,142,701

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
WP Carey 4.60% 4/1/24	980,000	$989,393

		6,527,813

Retail–1.52%
Dollar Tree 3.70% 5/15/23	8,205,000	8,105,693
•Lowe’s 2.747% (LIBOR03M + 0.42%) 9/10/19	6,055,000	6,076,745

		14,182,438

Savings & Loans–0.03%
µNationwide Building Society 4.125% 10/18/32	345,000	316,989

		316,989

Semiconductors–0.90%
Analog Devices 2.95% 1/12/21	225,000	223,153
Microchip Technology
3.922% 6/1/21	670,000	666,492
4.333% 6/1/23	4,525,000	4,501,593
NXP 4.125% 6/15/20	3,000,000	3,026,250

		8,417,488

Software–1.67%
CDK Global 5.00% 10/15/24	620,000	635,054
Fiserv 3.80% 10/1/23	950,000	950,837
•Oracle 2.849% (LIBOR03M + 0.51%) 10/8/19	13,945,000	14,015,541

		15,601,432

Telecommunications–3.45%
•AT&T 3.514% (LIBOR03M + 1.18%) 6/12/24	4,500,000	4,523,734
•Cisco Systems 2.821% (LIBOR03M + 0.50%) 3/1/19	9,480,000	9,500,666
Deutsche Telekom International Finance
1.95% 9/19/21	485,000	463,806
2.82% 1/19/22	605,000	591,410
4.375% 6/21/28	1,050,000	1,048,826
Digicel Group 7.125% 4/1/22	240,000	158,364
Sprint Spectrum 4.738% 3/20/25	800,000	801,640
•Verizon Communications 3.414% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,990,004
•Vodafone Group 3.329% (LIBOR03M + 0.99%) 1/16/24	6,190,000	6,209,560

		32,288,010

Transportation–0.50%
Union Pacific 3.50% 6/8/23	4,640,000	4,632,913

		4,632,913

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trucking & Leasing–0.04%
Penske Truck Leasing 3.30% 4/1/21	405,000	$401,120

		401,120

Total Corporate Bonds (Cost $528,168,304)		526,100,153

LOAN AGREEMENTS–13.22%
•Air Medical Group Holdings Tranche B 1st Lien 5.383% (LIBOR03M + 3.25%) 4/28/22	2,795	2,756
•American Airlines Tranche B 1st Lien 4.158% (LIBOR03M + 2.00%) 12/14/23	4,401,950	4,384,540
•Aramark Services Tranche B2 1st Lien 4.084% (LIBOR03M + 1.75%) 3/28/24	2,666,081	2,674,826
•AssuredPartners Tranche B 1st Lien 5.492% (LIBOR03M + 3.25%) 10/22/24	1,492,500	1,497,724
•Builders FirstSource 1st Lien 5.386% (LIBOR03M + 3.00%) 2/29/24	1,492,366	1,496,873
•Calpine Construction Finance 1st Lien 4.742% (LIBOR03M + 2.50%) 1/15/25	3,973,137	3,979,872
•Charter Communications Operating Tranche B 1st Lien 4.25% (LIBOR03M + 2.00%) 4/30/25	6,699,375	6,716,894
•CityCenter Holdings Tranche B 1st Lien 4.492% (LIBOR03M + 2.25%) 4/18/24	1,496,212	1,499,833
•CROWN Americas Tranche B 1st Lien 4.163% (LIBOR03M + 2.00%) 4/3/25	3,690,750	3,713,485
•CSC Holdings 1st Lien 4.408% (LIBOR03M + 2.25%) 7/17/25	1,975,000	1,978,288
•DaVita Tranche B 1st Lien 4.992% (LIBOR03M + 2.75%) 6/24/21	6,244,890	6,277,582

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•DTZ US Borrower Tranche B 1st Lien 5.492% (LIBOR03M + 3.25%) 8/21/25	2,000,000	$2,011,250
•Energy Transfer Equity Tranche B 1st Lien 4.242% (LIBOR03M + 2.00%) 2/2/24	1,500,000	1,503,195
•Enterprise Merger 1st Lien 6.082% (LIBOR03M + 3.75%) 9/18/25	5,000,000	4,987,500
•ESH Hospitality Tranche B 1st Lien 4.242% (LIBOR03M + 2.00%) 8/30/23	1,496,241	1,498,650
•First Data 1st Lien 4.212% (LIBOR03M + 2.00%) 4/26/24	4,611,642	4,620,681
•First Eagle Holdings Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%) 12/1/22	1,492,443	1,504,808
•Flying Fortress Holdings Tranche B 1st Lien 4.136% (LIBOR03M + 1.75%) 10/30/22	3,000,000	3,020,100
•HCA Tranche B11 1st Lien 3.992% (LIBOR03M + 1.75%) 3/18/23	1,495,078	1,508,219
•Hilton Worldwide Finance Tranche B2 1st Lien 3.966% (LIBOR03M + 1.75%) 10/25/23	4,045,910	4,068,669
•HUB International Tranche B 1st Lien 5.335% (LIBOR03M + 3.00%) 4/25/25	1,496,250	1,501,098
•Lamar Media Tranche B 1st Lien 3.938% (LIBOR03M + 1.75%) 3/16/25	4,975,000	5,004,029
•Las Vegas Sands Tranche B 1st Lien 3.992% (LIBOR03M + 1.75%) 3/27/25	5,905,109	5,906,644
•MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.242% (LIBOR03M + 2.00%) 3/25/25	4,875,000	4,886,797

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•NCI Building Systems Tranche B 1st Lien 4.242% (LIBOR03M + 2.00%) 2/8/25	2,686,500	$2,691,551
•Nielsen Finance Tranche B4 1st Lien 4.133% (LIBOR03M + 2.00%) 10/4/23	958,500	958,725
•ON Semiconductor Tranche B 1st Lien 3.992% (LIBOR03M + 1.75%) 3/31/23	2,637,283	2,644,048
•Penn National Gaming Tranche B 1st Lien 4.742% (LIBOR03M + 2.50%) 1/19/24	1,023,750	1,030,312
•RPI Finance Trust Tranche B6 1st Lien 4.386% (LIBOR03M + 2.00%) 3/27/23	3,771,610	3,789,468
•Sable International Finance Tranche B4 1st Lien 5.492% (LIBOR03M + 3.25%) 1/31/26	1,500,000	1,508,122
•SBA Senior Finance II Tranche B 1st Lien 4.25% (LIBOR03M + 2.00%) 4/11/25	1,197,000	1,199,657
•Scientific Games International Tranche B5 1st Lien 4.992% (LIBOR03M + 2.75%) 8/14/24	1,492,500	1,491,918
•Sinclair Television Group Tranche B2 1st Lien 4.50% (LIBOR03M + 2.25%) 1/3/24	4,396,377	4,416,534
•Sprint Communications Tranche B 1st Lien 4.75% (LIBOR03M + 2.50%) 2/2/24	6,336,036	6,359,796
•SS&C European Holdings Tranche B4 1st Lien 4.742% (LIBOR03M + 2.50%) 4/16/25	998,500	1,000,687
•SS&C Technologies Tranche B3 1st Lien 4.742% (LIBOR03M + 2.50%) 4/16/25	2,572,351	2,577,984
•Unitymedia Finance Tranche E 1st Lien 4.158% (LIBOR03M + 2.00%) 6/1/23	3,000,000	3,005,820

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•USI Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%) 5/16/24	1,492,462	$1,494,888
•Vistra Operations Tranche B1 1st Lien 4.242% (LIBOR03M + 2.00%) 8/4/23	1,496,193	1,499,933
•Western Digital Tranche A1 1st Lien 3.742% (LIBOR03M + 1.50%) 2/27/23	2,468,750	2,476,860
•Western Digital Tranche B4 1st Lien 3.992% (LIBOR03M + 1.75%) 4/29/23	2,066,633	2,073,091
•WR Grace & Co-Conn Tranche B1 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25	2,578,947	2,592,654
•WR Grace & Co-Conn Tranche B2 1st Lien 4.136% (LIBOR03M + 1.75%) 4/3/25	4,421,053	4,444,551

Total Loan Agreements (Cost $123,254,117)		123,500,912

NON-AGENCY ASSET-BACKED SECURITIES–17.93%
•Allegro CLO VI Series 2017-2A A 3.466% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,594,524
American Express Credit Account Master Trust
•Series 2017-2 A 2.608% (LIBOR01M + 0.45%) 9/16/24	1,580,000	1,590,894
•Series 2017-5 A 2.538% (LIBOR01M + 0.38%) 2/18/25	7,525,000	7,557,679
•Series 2017-8 A 2.278% (LIBOR01M + 0.12%) 5/16/22	7,240,000	7,242,853
•Series 2018-5 A 2.498% (LIBOR01M + 0.34%) 12/15/25	2,000,000	2,000,793
•Series 2018-9 A 2.592% (LIBOR01M + 0.38%) 4/15/26	1,000,000	1,000,023
•AMMC CLO 16 Series 2015-16A AR 3.599% (LIBOR03M + 1.26%) 4/14/29	1,635,000	1,635,914
•AMMC CLO 21 Series 2017-21A A 3.599% (LIBOR03M + 1.25%) 11/2/30	2,500,000	2,510,857

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•AMMC CLO XII Series 2013-12A AR 3.541% (LIBOR03M + 1.20%) 11/10/30	2,000,000	$2,000,496
•Apex Credit CLO Series 2018-1A A2 3.365% (LIBOR03M + 1.03%) 4/25/31	500,000	496,631
•Atlas Senior Loan Fund X Series 2018-10A A 3.429% (LIBOR03M + 1.09%) 1/15/31	500,000	497,471
•Atrium XIII Series 13A A1 3.527% (LIBOR03M + 1.18%) 11/21/30	2,000,000	2,001,034
•BA Credit Card Trust Series 2014-A1 A 2.538% (LIBOR01M + 0.38%) 6/15/21	4,741,000	4,745,741
•Ballyrock CLO Series 2013-1A A 3.502% (LIBOR03M + 1.18%) 5/20/25	146,098	146,147
Barclays Dryrock Issuance Trust
•Series 2017-1 A 2.488% (LIBOR01M + 0.33%) 3/15/23	1,900,000	1,903,408
•Series 2017-2 A 2.458% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,897,344
•BMW Floorplan Master Owner Trust Series 2018-1 A2 2.478% (LIBOR01M + 0.32%) 5/15/23	500,000	500,645
•BMW Vehicle Lease Trust Series 2017-2 A2B 2.345% (LIBOR01M + 0.18%) 2/20/20	5,276,645	5,278,227
Cabela’s Credit Card Master Note Trust Series 2016-1 A1 1.78% 6/15/22	2,400,000	2,382,046
•Cedar Funding IV CLO Series 2014-4A AR 3.577% (LIBOR03M + 1.23%) 7/23/30	3,230,000	3,235,171
Chase Issuance Trust
•Series 2014-A5 A5 2.528% (LIBOR01M + 0.37%) 4/15/21	4,745,000	4,753,066
•Series 2016-A1 A 2.568% (LIBOR01M + 0.41%) 5/15/21	1,155,000	1,157,658
•Series 2016-A3 A3 2.708% (LIBOR01M + 0.55%) 6/15/23	5,000,000	5,051,008
•Series 2017-A1 A 2.458% (LIBOR01M + 0.30%) 1/15/22	1,790,000	1,795,334
•Series 2018-A1 A1 2.358% (LIBOR01M + 0.20%) 4/17/23	1,905,000	1,907,673

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 2.611% (LIBOR01M + 0.49%) 12/7/23	7,000,000	$7,065,733
•Series 2017-A5 A5 2.832% (LIBOR01M + 0.62%) 4/22/26	720,000	727,148
•Series 2017-A7 A7 2.503% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,508,420
•Series 2018-A2 A2 2.495% (LIBOR01M + 0.33%) 1/20/25	5,255,000	5,257,080
•Series 2018-A4 A4 2.461% (LIBOR01M + 0.34%) 6/7/25	5,000,000	5,002,231
•CVP CLO Series 2017-2A A 3.538% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,999,226
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.588% (LIBOR01M + 0.43%) 7/15/21	4,925,000	4,931,314
•Series 2017-A1 A1 2.648% (LIBOR01M + 0.49%) 7/15/24	4,065,000	4,099,079
•Ford Credit Auto Lease Trust Series 2017-B A2B 2.318% (LIBOR01M + 0.16%) 6/15/20	7,224,008	7,226,143
•Ford Credit Floorplan Master Owner Trust Series 2016-3 A2 2.778% (LIBOR01M + 0.62%) 7/15/21	12,000,000	12,045,604
•Galaxy XXI CLO Series 2015-21A AR 3.368% (LIBOR03M + 1.02%) 4/20/31	1,000,000	993,174
•Hyundai Auto Receivables Trust Series 2017-A A2B 2.238% (LIBOR01M + 0.08%) 2/18/20	2,582,886	2,582,771
•KKR CLO 20 Series 20 A 3.469% (LIBOR03M + 1.13%) 10/16/30	2,000,000	2,001,522
•KKR Financial CLO Series 2013-1A A1R 3.629% (LIBOR03M + 1.29%) 4/15/29	3,400,000	3,416,075
•Mariner CLO 5 Series 2018-5A A 3.324% (LIBOR03M + 1.11%) 4/25/31	500,000	497,669

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Midocean Credit CLO IX Series 2018-9A A1 3.397% (LIBOR03M + 1.15%) 7/20/31	2,000,000	$1,998,884
•Neuberger Berman Loan Advisers CLO 29 Series 2018-29A A1 3.481% (LIBOR03M + 1.13%) 10/19/31	2,300,000	2,300,000
•Nissan Master Owner Trust Receivables Series 2017-C A 2.478% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,475,954
•Northwoods Capital XV Series 2017-15A A 3.638% (LIBOR03M + 1.30%) 6/20/29	1,000,000	1,002,772
•Northwoods Capital XVII Series 2018-17A A 3.308% (LIBOR03M + 1.06%) 4/22/31	500,000	499,124
•Oaktree CLO Series 2014-1A A1R 3.628% (LIBOR03M + 1.29%) 5/13/29	2,500,000	2,507,717
•Octagon Investment Partners XV Series 2013-1A A1AR 3.552% (LIBOR03M + 1.21%) 7/19/30	1,000,000	1,000,832
•Steele Creek Clo Series 2017-1A A 3.589% (LIBOR03M + 1.25%) 1/15/30	1,500,000	1,500,185
•Tiaa Clo III Series 2017-2A A 3.489% (LIBOR03M + 1.15%) 1/16/31	1,500,000	1,497,719
•Toyota Auto Receivables Trust Series 2018-C A2B 2.278% (LIBOR01M + 0.12%) 8/16/21	3,215,000	3,215,966
•Trafigura Securitisation Finance Series 2018-1A A1 2.948% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,350,000
•Venture 33 CLO Series 2018-33A A1L 3.318% (LIBOR03M + 1.14%) 7/15/31	3,000,000	2,998,362
•Venture XXII CLO Series 2015-22A AR 3.419% (LIBOR03M + 1.08%) 1/15/31	1,000,000	998,604
•Venture XXVIII CLO Series 2017-28A A2 3.458% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,995,164

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Voya CLO Series 2018-3A A1A 3.481% (LIBOR03M + 1.15%) 10/15/31	1,000,000	$1,000,000

Total Non-Agency Asset-Backed Securities (Cost $167,362,383)		167,577,109

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.15%
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51	4,500,000	4,460,015
Caesars Palace Las Vegas Trust Series 2017-VICI A 3.531% 10/15/34	4,350,000	4,346,669
COMM Mortgage Trust Series 2015-3BP A 3.178% 2/10/35	3,280,000	3,190,167
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,007,297
•*Wells Fargo Commercial Mortgage Trust Series 2015-C30 XA 1.084% 9/15/58	945,632	47,904

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,562,459)		20,052,052

ΔREGIONAL BONDS–0.47%
Argentina–0.01%
Provincia de Cordoba 7.45% 9/1/24	150,000	129,405

		129,405

Finland–0.46%
Municipality Finance
•2.513% (LIBOR03M + 0.17%) 2/7/20	4,240,000	4,250,409

		4,250,409

Total Regional Bonds (Cost $4,404,029)		4,379,814

ΔSOVEREIGN BONDS–1.13%
Argentina–0.05%
Argentine Republic Government International Bond 5.625% 1/26/22	500,000	451,875

		451,875

Cayman Islands–0.03%
KSA Sukuk 2.894% 4/20/22	285,000	278,167

		278,167

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Costa Rica–0.02%
Costa Rica Government International Bond 4.25% 1/26/23	250,000	$227,473

		227,473

Croatia–0.02%
Croatia Government International Bond 5.50% 4/4/23	200,000	211,920

		211,920

Japan–0.89%
Japan Bank for International Cooperation
•2.882% (LIBOR03M + 0.57%) 2/24/20	8,294,000	8,345,799

		8,345,799

Nigeria–0.02%
Nigeria Government International Bond 5.625% 6/27/22	200,000	200,925

		200,925

Republic of Korea–0.03%
Export-Import Bank of Korea
•3.096% (LIBOR03M + 0.78%) 6/1/23	250,000	250,717

		250,717

Serbia–0.02%
Serbia International Bond 4.875% 2/25/20	200,000	202,902

		202,902

Sri Lanka–0.03%
Sri Lanka Government International Bond 5.75% 4/18/23	250,000	243,863

		243,863

Turkey–0.02%
Hazine Mustesarligi Varlik Kiralama 4.251% 6/8/21	200,000	189,564

		189,564

Total Sovereign Bonds (Cost $10,669,158)		10,603,205

SUPRANATIONAL BANKS–2.13%
Arab Petroleum Investments 4.125% 9/18/23	200,000	201,235
Banque Ouest Africaine de Developpement 5.50% 5/6/21	500,000	513,803
•European Bank for Reconstruction & Development 2.366% (LIBOR03M) 3/23/20	4,325,000	4,323,538

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
•Inter-American Development Bank 2.559% (LIBOR03M + 0.22%) 10/15/20	6,065,000	$6,089,509
International Bank for Reconstruction & Development 1.95% 11/9/20	4,800,000	4,702,392
•International Finance 2.399% (LIBOR03M + 0.06%) 1/9/19	4,115,000	4,115,720

Total Supranational Banks (Cost $19,909,483)		19,946,197

U.S. TREASURY OBLIGATIONS–0.74%
•U.S. Treasury Floating Rate Note 2.22% (USBMMY3M + 0.03%) 4/30/20	4,450,000	4,451,143
U.S. Treasury Notes
2.875% 9/30/23	1,035,000	1,031,503
2.875% 5/15/28	330,000	325,076

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.875% 8/15/28	1,090,000	$1,073,373

Total U.S. Treasury Obligations (Cost $6,880,925)		6,881,095

	Number of Shares

PREFERRED STOCK–0.49%
µMorgan Stanley 5.55%	205,000	210,689
•USB Realty 3.486% (LIBOR03M + 1.15%)	4,900,000	4,410,000

Total Preferred Stock (Cost $4,508,628)		4,620,689

MONEY MARKET FUND–1.33%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	12,452,599	12,452,599

Total Money Market Fund (Cost $12,452,599)		12,452,599

TOTAL VALUE OF SECURITIES–99.77% (Cost $934,407,206)	932,222,924
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	2,146,066

NET ASSETS APPLICABLE TO 92,062,980 SHARES OUTSTANDING–100.00%	$934,368,990

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $2,877,647 cash collateral held at broker and $118,382 variation margin due to broker for swap contracts as of September 30, 2018.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars.

LVIP Delaware Diversified Floating Rate Fund –11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at September 30, 2018:

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[2]
Centrally Cleared/ /Protection Purchased:
CDX.NA.HY.30[3] -Quarterly	15,000,000	5.00%	6/20/23	$(1,165,734)	$(995,776)	$(169,958)

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

(continued)

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[4]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
3yr IRS-(Semiannual/ Quarterly)	31,860,000	1.706%	(2.341%)	8/4/20	$720,264	$—	$720,264	$—
3yr IRS-(Semiannual/ Quarterly)	15,825,000	2.837%	(2.312%)	8/17/21	84,512	—	84,512	—
5yr IRS-(Semiannual/ Quarterly)	43,610,000	1.199%	(2.337%)	4/6/21	1,927,129	—	1,927,129	—
5yr IRS-(Semiannual/ Quarterly)	32,000,000	1.191%	(2.341%)	8/9/21	1,618,476	—	1,618,476	—
5yr IRS-(Semiannual/ Quarterly)	26,125,000	1.948%	(2.341%)	2/9/22	920,651	—	920,651	—
5yr IRS-(Semiannual/ Quarterly)	12,410,000	1.885%	(2.348%)	8/3/22	532,808	—	532,808	—
5yr IRS-(Semiannual/ Quarterly)	22,100,000	2.567%	(2.343%)	1/31/23	446,118	—	446,118	—
5yr IRS-(Semiannual/ Quarterly)	22,570,000	2.889%	(2.342%)	4/24/23	166,226	—	166,226	—
5yr IRS-(Semiannual/ Quarterly)	9,725,000	2.854%	(2.312%)	8/17/23	91,701	—	91,701	—
5yr IRS-(Semiannual/ Quarterly)	32,000,000	3.086%	(2.396%)	10/1/23	(28,721)	—	—	(28,721)
7yr IRS-(Semiannual/ Quarterly)	13,610,000	1.416%	(2.337%)	4/6/23	954,347	—	954,347	—
7yr IRS-(Semiannual/ Quarterly)	7,870,000	2.250%	(2.342%)	10/31/24	360,353	—	360,353	—
10 yr IRS-(Semiannual/ Quarterly)	8,740,000	1.687%	(2.343%)	4/5/26	837,097	—	837,097	—
10 yr IRS-(Semiannual/ Quarterly)	9,815,000	2.680%	(2.342%)	1/30/28	340,327	—	340,327	—

Total IRS Contracts						$—	$9,000,009	$(28,721)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

2Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through September 30, 2018.

3Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

4Rate resets based on LIBOR03M.

Summary of Abbreviations:

BB–Barclays Bank

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

ICE–Intercontinental Exchange

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield

USD–United States Dollar

yr–year

See accompanying notes.

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$15,123,865	$15,123,865
Agency Commercial Mortgage-Backed Security	—	4,861,647	4,861,647
Agency Mortgage-Backed Securities	—	9,987,205	9,987,205
Convertible Bonds	—	4,468,452	4,468,452
Convertible Preferred Stock	775,751	892,179	1,667,930
Corporate Bonds	—	526,100,153	526,100,153
Loan Agreements	—	123,500,912	123,500,912
Non-Agency Asset-Backed Securities	—	167,577,109	167,577,109
Non-Agency Commercial Mortgage-Backed
Securities	—	20,052,052	20,052,052
Regional Bonds	—	4,379,814	4,379,814
Sovereign Bonds	—	10,603,205	10,603,205
Supranational Banks	—	19,946,197	19,946,197
U.S. Treasury Obligations	—	6,881,095	6,881,095
Preferred Stock	—	4,620,689	4,620,689
Money Market Fund	12,452,599	—	12,452,599

Total Investments	$13,228,350	$918,994,574	$932,222,924

Derivatives:
Assets:
Swap Contracts	$—	$9,000,009	$9,000,009

Liabilities:
Swap Contracts	$—	$(198,679)	$(198,679)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Social Awareness Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.57%
Aerospace & Defense–0.38%
Spirit AeroSystems Holdings Class A	31,200	$2,860,104

		2,860,104

Airlines–0.89%
Southwest Airlines	107,200	6,694,640

		6,694,640

Auto Components–0.54%
BorgWarner	95,400	4,081,212

		4,081,212

Banks–5.37%
Comerica	73,800	6,656,760
East West Bancorp.	112,100	6,767,477
KeyCorp	524,200	10,426,338
US Bancorp	222,000	11,723,820
†Western Alliance Bancorp	87,000	4,949,430

		40,523,825

Biotechnology–2.99%
AbbVie	78,400	7,415,072
†Celgene	83,000	7,427,670
†Vertex Pharmaceuticals	40,200	7,748,148

		22,590,890

Capital Markets–4.70%
BlackRock	20,200	9,520,866
Intercontinental Exchange	104,150	7,799,794
Invesco	241,100	5,516,368
Raymond James Financial	69,900	6,434,295
State Street	74,000	6,199,720

		35,471,043

Chemicals–0.79%
Praxair	37,100	5,963,083

		5,963,083

Communications Equipment–1.56%
Cisco Systems	242,600	11,802,490

		11,802,490

Construction & Engineering–0.42%
†Quanta Services	95,400	3,184,452

		3,184,452

Consumer Finance–0.87%
Capital One Financial	68,950	6,545,423

		6,545,423

Containers & Packaging–1.04%
WestRock	147,100	7,861,024

		7,861,024

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–1.81%
AT&T	406,400	$13,646,912

		13,646,912

Electric Utilities–1.47%
PPL	377,900	11,057,354

		11,057,354

Electrical Equipment–0.47%
Rockwell Automation	18,800	3,525,376

		3,525,376

Equity Real Estate Investment Trusts–3.65%
American Tower	80,500	11,696,650
Brixmor Property Group	245,800	4,303,958
Prologis	56,868	3,855,082
Simon Property Group	43,300	7,653,275

		27,508,965

Food & Staples Retailing–0.81%
Casey’s General Stores	47,500	6,132,725

		6,132,725

Food Products–1.77%
General Mills	130,700	5,609,644
Pinnacle Foods	119,400	7,738,314

		13,347,958

Gas Utilities–0.36%
South Jersey Industries	77,500	2,733,425

		2,733,425

Health Care Equipment & Supplies–3.92%
Abbott Laboratories	129,800	9,522,128
†DexCom	49,400	7,066,176
†Edwards Lifesciences	44,100	7,677,810
West Pharmaceutical Services	43,000	5,309,210

		29,575,324

Health Care Providers & Services–2.20%
Cigna	41,500	8,642,375
†Express Scripts Holding	84,000	7,980,840

		16,623,215

Hotels, Restaurants & Leisure–2.09%
Aramark	150,600	6,478,812
Starbucks	163,400	9,287,656

		15,766,468

Household Durables–0.35%
Toll Brothers	79,100	2,612,673

		2,612,673

Industrial Conglomerates–1.13%
Roper Technologies	28,800	8,530,848

		8,530,848

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.49%
Arthur J. Gallagher & Co.	68,100	$5,069,364
Prudential Financial	83,900	8,500,748
Reinsurance Group of America	35,600	5,146,336
Travelers	58,600	7,601,006

		26,317,454

Internet & Direct Marketing Retail–4.04%
†Amazon.com	15,200	30,445,600

		30,445,600

Internet Software & Services–5.28%
†Alphabet Class A	23,400	28,245,672
†Facebook Class A	70,500	11,594,430

		39,840,102

IT Services–2.42%
Accenture Class A	59,600	10,143,920
Visa Class A	54,200	8,134,878

		18,278,798

Life Sciences Tools & Services–1.22%
Thermo Fisher Scientific	37,800	9,226,224

		9,226,224

Machinery–3.69%
Deere & Co.	31,600	4,750,428
†Gates Industrial	143,600	2,800,200
Ingersoll-Rand	58,800	6,015,240
Lincoln Electric Holdings	42,000	3,924,480
Parker-Hannifin	56,300	10,355,259

		27,845,607

Media–3.34%
Cinemark Holdings	90,100	3,622,020
Comcast Class A	216,800	7,676,888
Twenty-First Century Fox Class A	84,900	3,933,417
Walt Disney	85,000	9,939,900

		25,172,225

Oil, Gas & Consumable Fuels–6.70%
ConocoPhillips	113,800	8,808,120
Diamondback Energy	71,800	9,706,642
EOG Resources	73,500	9,376,395
Noble Energy	208,300	6,496,877
Occidental Petroleum	99,500	8,175,915
Pioneer Natural Resources	45,700	7,960,483

		50,524,432

Pharmaceuticals–3.75%
Allergan	42,903	8,172,163
Merck & Co.	137,300	9,740,062
Pfizer	235,000	10,356,450

		28,268,675

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–2.00%
Union Pacific	92,600	$15,078,058

		15,078,058

Semiconductors & Semiconductor Equipment–3.65%
Analog Devices	36,400	3,365,544
Broadcom	41,100	10,140,603
Intel	296,200	14,007,298

		27,513,445

Software–9.48%
†Adobe Systems	37,100	10,015,145
Microsoft	246,900	28,237,953
†PTC	66,400	7,051,016
†salesforce.com	65,200	10,368,756
†ServiceNow	24,400	4,773,372
SS&C Technologies Holdings	107,500	6,109,225
†Tyler Technologies	20,100	4,925,706

		71,481,173

Specialty Retail–3.68%
Home Depot	100,100	20,735,715
Tractor Supply	77,400	7,034,112

		27,769,827

Technology Hardware, Storage & Peripherals–5.36%
Apple	179,100	40,430,034

		40,430,034

Textiles, Apparel & Luxury Goods–1.11%
NIKE Class B	99,100	8,395,752

		8,395,752

Thrift & Mortgage Finance–0.78%
†MGIC Investment	441,700	5,879,027

		5,879,027

Total Common Stock (Cost $439,408,665)		751,105,862

MONEY MARKET FUND–0.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	3,177,591	3,177,591

Total Money Market Fund (Cost $3,177,591)		3,177,591

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.99% (Cost $442,586,256)	$754,283,453
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	43,086

NET ASSETS APPLICABLE TO 18,975,186 SHARES OUTSTANDING–100.00%	$754,326,539

† Non-income producing.

IT–Information Technology

See accompanying notes.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$751,105,862
Money Market Fund	3,177,591

Total Investments	$754,283,453

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Notes (continued)

3. Recent Accounting Pronouncements (continued)

levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Special Opportunities Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.14%
Aerospace & Defense–1.36%
Spirit AeroSystems Holdings Class A	101,200	$9,277,004

		9,277,004

Airlines–1.00%
Southwest Airlines	108,500	6,775,825

		6,775,825

Auto Components–0.58%
BorgWarner	92,200	3,944,316

		3,944,316

Banks–8.72%
Bank of Hawaii	50,100	3,953,391
Comerica	167,200	15,081,440
East West Bancorp	280,000	16,903,600
First Hawaiian	121,600	3,302,656
Hancock Whitney	198,700	9,448,185
KeyCorp	537,100	10,682,919

		59,372,191

Building Products–1.43%
Johnson Controls International	82,595	2,890,825
†USG	157,900	6,838,649

		9,729,474

Capital Markets–3.57%
Affiliated Managers Group	40,600	5,550,832
Raymond James Financial	203,950	18,773,598

		24,324,430

Chemicals–4.71%
†Axalta Coating Systems.	205,900	6,004,044
Celanese Class A	113,200	12,904,800
Huntsman	239,700	6,527,031
WR Grace & Co.	92,900	6,638,634

		32,074,509

Commercial Services & Supplies–1.00%
Brink’s	97,800	6,821,550

		6,821,550

Construction & Engineering–3.43%
†AECOM	226,700	7,404,022
KBR	413,000	8,726,690
†Quanta Services	214,900	7,173,362

		23,304,074

Consumer Finance–1.46%
Synchrony Financial	320,500	9,961,140

		9,961,140

Containers & Packaging–2.38%
†Berry Global Group	183,482	8,878,694

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding	524,300	$7,345,443

		16,224,137

Diversified Consumer Services–1.12%
Service Corp. International	171,600	7,584,720

		7,584,720

Electric Utilities–1.91%
Edison International	110,800	7,498,944
IDACORP	55,100	5,467,573

		12,966,517

Electronic Equipment, Instruments & Components–3.69%
Avnet	181,900	8,143,663
†Flex	494,900	6,493,088
†Keysight Technologies	157,550	10,442,414

		25,079,165

Energy Equipment & Services–1.00%
Patterson-UTI Energy	395,600	6,768,716

		6,768,716

Equity Real Estate Investment Trusts–9.29%
Apartment Investment & Management Class A	160,900	7,100,517
Brandywine Realty Trust	410,600	6,454,632
Equity Residential	107,500	7,122,950
Highwoods Properties	158,400	7,485,984
Host Hotels & Resorts	445,800	9,406,380
Kimco Realty	359,300	6,014,682
Life Storage	79,600	7,574,736
VEREIT	987,700	7,170,702
Welltower	76,500	4,920,480

		63,251,063

Food & Staples Retailing–0.74%
†U.S. Foods Holding	164,200	5,060,644

		5,060,644

Food Products–1.55%
Conagra Brands	188,000	6,386,360
Tyson Foods Class A	70,200	4,179,006

		10,565,366

Health Care Equipment & Supplies–2.15%
Becton Dickinson & Co.	19,000	4,959,000
Zimmer Biomet Holdings	73,700	9,689,339

		14,648,339

Health Care Providers & Services–1.45%
Cigna	16,400	3,415,300
Quest Diagnostics	60,000	6,474,600

		9,889,900

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.12%
Darden Restaurants	28,600	$3,180,034
Marriott International Class A	33,540	4,428,286

		7,608,320

Household Durables–1.75%
DR Horton	181,633	7,661,280
†Mohawk Industries	24,300	4,261,005

		11,922,285

Insurance–7.47%
Allstate	73,000	7,205,100
American Financial Group	164,150	18,215,725
Reinsurance Group of America	89,500	12,938,120
Torchmark	144,250	12,505,033

		50,863,978

Internet Software & Services–0.00%
LogMeIn	1	89

		89

IT Services–0.74%
†Fiserv	61,200	5,041,656

		5,041,656

Leisure Products–0.69%
Hasbro	44,900	4,719,888

		4,719,888

Life Sciences Tools & Services–0.96%
Agilent Technologies	92,700	6,539,058

		6,539,058

Machinery–5.34%
Allison Transmission Holdings	131,400	6,834,114
†Gates Industrial	326,400	6,364,800
ITT	220,300	13,495,578
Stanley Black & Decker	65,700	9,621,108

		36,315,600

Media–2.46%
Cable One	7,300	6,450,353
CBS Class B	98,500	5,658,825
Cinemark Holdings	114,800	4,614,960

		16,724,138

Multiline Retail–0.72%
†Dollar Tree	60,000	4,893,000

		4,893,000

Multi-Utilities–4.60%
CMS Energy	184,400	9,035,600
Public Service Enterprise Group	237,600	12,542,904
WEC Energy Group	145,900	9,740,284

		31,318,788

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–8.06%
Hess	178,300	$12,762,714
Marathon Oil	746,000	17,366,880
†Newfield Exploration	405,100	11,679,033
SM Energy	282,000	8,891,460
†Whiting Petroleum	78,625	4,170,270

		54,870,357

Professional Services–0.60%
ManpowerGroup	47,500	4,083,100

		4,083,100

Road & Rail–1.68%
CSX	69,500	5,146,475
JB Hunt Transport Services	53,000	6,303,820

		11,450,295

Semiconductors & Semiconductor Equipment–1.92%
†Qorvo	66,700	5,128,563
Teradyne	214,200	7,921,116

		13,049,679

Software–2.68%
†Citrix Systems	18,200	2,023,112
†Synopsys	164,500	16,221,345

		18,244,457

Technology Hardware, Storage & Peripherals–0.39%
Western Digital	45,300	2,651,862

		2,651,862

Textiles, Apparel & Luxury Goods–1.55%
PVH	37,700	5,443,880
VF	54,400	5,083,680

		10,527,560

Trading Companies & Distributors–1.87%
†HD Supply Holdings	162,200	6,940,538
†United Rentals	35,400	5,791,440

		12,731,978

Total Common Stock (Cost $425,911,095)		661,179,168

MONEY MARKET FUND–0.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	270,888	270,888

Total Money Market Fund (Cost $270,888)		270,888

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–2.68%
≠Discounted Commercial Paper–2.68%
BNP Paribas 2.15% 10/1/18	18,240,000	$18,240,000

Total Short-Term Investment (Cost $18,240,000)		18,240,000

TOTAL VALUE OF SECURITIES–99.86% (Cost $444,421,983)	$679,690,056
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	925,622

NET ASSETS APPLICABLE TO 17,219,457 SHARES OUTSTANDING–100.00%	$680,615,678

†	Non-income producing.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information Technology

See accompanying notes.

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$661,179,168	$—	$661,179,168
Short-Term Investment	—	18,240,000	18,240,000
Money Market Fund	270,888	—	270,888

Total Investments	$661,450,056	$18,240,000	$679,690,056

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Wealth Builder Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–50.43%
U.S. MARKETS–39.61%
Aerospace & Defense–1.46%
Lockheed Martin	4,200	$1,453,032
United Technologies	7,900	1,104,499

		2,557,531

Automobiles–0.96%
Ford Motor	181,800	1,681,650

		1,681,650

Banks–2.61%
BB&T	49,600	2,407,584
JPMorgan Chase & Co.	1,549	174,789
Wells Fargo & Co.	38,100	2,002,536

		4,584,909

Beverages–0.08%
Coca-Cola	2,940	135,799

		135,799

Biotechnology–1.56%
AbbVie	18,000	1,702,440
Amgen	5,000	1,036,450

		2,738,890

Capital Markets–1.14%
Bank of New York Mellon	27,400	1,397,126
Blackstone Group	15,773	600,636

		1,997,762

Chemicals–1.12%
DowDuPont	30,500	1,961,455

		1,961,455

Commercial Services & Supplies–1.17%
Waste Management	22,700	2,051,172

		2,051,172

Communications Equipment–1.27%
Cisco Systems	45,700	2,223,305

		2,223,305

Diversified Telecommunication Services–2.81%
AT&T	74,637	2,506,310
Verizon Communications	45,543	2,431,541

		4,937,851

Electric Utilities–0.59%
Edison International	15,300	1,035,504

		1,035,504

Equity Real Estate Investment Trusts–4.62%
American Tower	1,623	235,822
AvalonBay Communities	1,000	181,150
Boston Properties	750	92,317
Brixmor Property Group	9,300	162,843

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Camden Property Trust	1,250	$116,963
Columbia Property Trust	4,575	108,153
Cousins Properties	9,375	83,344
Crown Castle International	675	75,148
CubeSmart	4,500	128,385
DDR	7,000	93,730
Duke Realty	5,575	158,163
Equinix	925	400,423
Equity LifeStyle Properties	1,300	125,385
Equity Residential	32,568	2,157,956
Essex Property Trust	675	166,529
First Industrial Realty Trust	2,150	67,510
Healthcare Realty Trust	3,400	99,484
Healthcare Trust of America Class A	3,212	85,664
Host Hotels & Resorts	10,450	220,495
Invitation Homes	11,175	256,019
Kilroy Realty	775	55,560
MGM Growth Properties Class A	2,400	70,776
Mid-America Apartment Communities	729	73,031
National Retail Properties	3,050	136,701
Park Hotels & Resorts	2,825	92,717
Prologis	6,193	419,806
Public Storage	675	136,100
Regency Centers	2,107	136,260
Retail Properties of America	5,650	68,873
RLJ Lodging Trust	3,475	76,554
†SBA Communications	1,033	165,931
Simon Property Group	3,100	547,925
SL Green Realty	1,300	126,789
Spirit Realty Capital	9,750	78,585
Sunstone Hotel Investors	6,300	103,068
UDR	4,050	163,741
Urban Edge Properties	6,575	145,176
Ventas	1,150	62,537
VEREIT	4,550	33,033
Vornado Realty Trust	2,450	178,850
Weingarten Realty Investors	3,350	99,696
Welltower	1,925	123,816

		8,111,008

Food Products–1.67%
Archer-Daniels-Midland	20,800	1,045,616
Kraft Heinz	16,033	883,579
Mondelez International Class A	23,500	1,009,560

		2,938,755

Health Care Providers & Services–2.90%
†Brookdale Senior Living	178,490	1,754,557
Cardinal Health	28,700	1,549,800
CVS Health	22,701	1,787,023

		5,091,380

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.56%
Whirlpool	8,300	$985,625

		985,625

Household Products–1.41%
Kimberly-Clark	9,500	1,079,580
Procter & Gamble	16,900	1,406,587

		2,486,167

Insurance–1.88%
American International Group	39,600	2,108,304
Arthur J. Gallagher & Co.	15,000	1,116,600
Prudential Financial	816	82,677

		3,307,581

IT Services–0.88%
International Business Machines	10,175	1,538,562

		1,538,562

Multiline Retail–0.98%
Target	19,500	1,720,095

		1,720,095

Oil, Gas & Consumable Fuels–3.19%
Chevron	11,436	1,398,394
Enterprise Products Partners	5,295	152,125
Occidental Petroleum	30,800	2,530,836
Targa Resources	5,554	312,746
Williams	44,400	1,207,236

		5,601,337

Pharmaceuticals–3.93%
Johnson & Johnson	11,562	1,597,522
Merck & Co.	37,900	2,688,626
Pfizer	59,195	2,608,724

		6,894,872

Real Estate Management & Development–0.02%
Brookfield Property Partners	1,983	41,425

		41,425

Semiconductors & Semiconductor Equipment–1.20%
Intel	44,496	2,104,216

		2,104,216

Software–1.33%
CA	45,771	2,020,790
Microsoft	2,710	309,943

		2,330,733

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.27%
Apple	2,138	$482,632

		482,632

Total U.S. Markets (Cost $58,731,049)		69,540,216

§DEVELOPED MARKETS–10.55%
Aerospace & Defense–0.16%
Leonardo	6,648	80,120
Meggitt	26,359	194,594

		274,714

Air Freight & Logistics–0.15%
Deutsche Post	7,198	256,651

		256,651

Auto Components–0.17%
Cie Generale des Etablissements Michelin	1,558	186,228
Valeo	2,575	111,815

		298,043

Automobiles–0.23%
Bayerische Motoren Werke	2,175	196,240
Toyota Motor	3,400	212,313

		408,553

Banks–0.80%
Banco Santander	26,742	134,612
BNP Paribas	677	41,432
ING Groep	14,822	192,466
Mitsubishi UFJ Financial Group	39,100	244,022
Nordea Bank	29,569	322,260
Standard Chartered	23,450	194,514
UniCredit	10,800	162,560
United Overseas Bank	5,700	112,912

		1,404,778

Beverages–0.09%
Carlsberg Class B	1,096	131,461
Coca-Cola Amatil	4,431	31,261

		162,722

Construction & Engineering–0.14%
Vinci	2,633	250,739

		250,739

Diversified Telecommunication Services–0.13%
Nippon Telegraph & Telephone	5,028	227,105

		227,105

Electrical Equipment–0.17%
ABB ADR	12,947	305,938

		305,938

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Equity Real Estate Investment Trusts–0.23%
Assura	162,340	$114,472
Green REIT	103,510	181,472
Merlin Properties Socimi	8,057	109,308

		405,252

Food & Staples Retailing–0.09%
Matsumotokiyoshi Holdings	4,000	164,056

		164,056

Health Care Equipment & Supplies–0.12%
Koninklijke Philips	4,492	204,628

		204,628

Hotels, Restaurants & Leisure–0.12%
Playtech	31,673	201,253

		201,253

Household Durables–0.11%
Techtronic Industries	30,500	194,805

		194,805

Insurance–0.15%
AXA	9,731	261,553

		261,553

Machinery–0.17%
MINEBEA MITSUMI	16,700	302,781

		302,781

Media–0.04%
Publicis Groupe	1,200	71,725

		71,725

Metals & Mining–0.16%
Rio Tinto	5,543	280,320

		280,320

Multi-Utilities–0.86%
National Grid	15,887	163,876
National Grid ADR	26,100	1,353,546

		1,517,422

Oil, Gas & Consumable Fuels–2.68%
Royal Dutch Shell ADR Class B	30,700	2,177,551
Suncor Energy	4,600	177,996
TOTAL	3,833	248,505
TOTAL ADR	32,600	2,099,114

		4,703,166

Pharmaceuticals–1.50%
AstraZeneca ADR	55,500	2,196,135
Novartis	3,340	287,239
Sanofi	1,576	140,091

		2,623,465

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services–0.09%
Teleperformance	844	$159,238

		159,238

Real Estate Management & Development–0.08%
Grainger	37,105	145,088

		145,088

Road & Rail–0.06%
East Japan Railway	1,072	99,586

		99,586

Specialty Retail–0.01%
Nitori Holdings	118	16,923

		16,923

Technology Hardware, Storage & Peripherals–0.59%
Canon ADR	32,700	1,034,955

		1,034,955

Textiles, Apparel & Luxury Goods–0.25%
Kering	381	204,238
Yue Yuen Industrial Holdings	84,500	234,772

		439,010

Tobacco–0.87%
British American Tobacco ADR	25,931	1,209,163
Imperial Brands	9,232	321,401

		1,530,564

Trading Companies & Distributors–0.23%
ITOCHU	19,860	363,570
Rexel	2,739	41,135

		404,705

Wireless Telecommunication Services–0.10%
Tele2 Class B	14,533	174,970

		174,970

Total Developed Markets (Cost $15,802,778)		18,524,708

×EMERGING MARKETS–0.27%
Banks–0.12%
Bank Rakyat Indonesia Persero	982,100	207,604

		207,604

Technology Hardware, Storage & Peripherals–0.11%
Samsung Electronics	4,651	194,761

		194,761

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services–0.04%
Mobile TeleSystems PJSC ADR	7,100	$60,563

		60,563

Total Emerging Markets (Cost $511,278)		462,928

Total Common Stock (Cost $75,045,105)		88,527,852

PREFERRED STOCK–0.09%
µBank of America 6.50%	155,000	167,516

Total Preferred Stock (Cost $168,390)		167,516

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.41%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	29	32
Fannie Mae REMICs
•*Series 2008-15 SB 4.384% (6.60% minus LIBOR01M) 8/25/36	16,567	2,577
Series 2010-41 PN 4.50% 4/25/40	63,197	65,033
*Series 2012-98 MI 3.00% 8/25/31	52,609	5,843
•*Series 2012-139 NS 4.484% (6.70% minus LIBOR01M) 12/25/42	674,438	141,238
*Series 2013-7 EI 3.00% 10/25/40	47,698	6,418
*Series 2013-26 ID 3.00% 4/25/33	50,500	7,104
*Series 2013-38 AI 3.00% 4/25/33	48,817	6,623
*Series 2013-43 IX 4.00% 5/25/43	154,213	37,973
*Series 2013-44 DI 3.00% 5/25/33	174,887	24,778
*Series 2013-55 AI 3.00% 6/25/33	66,390	9,456
Series 2014-36 ZE 3.00% 6/25/44	39,853	35,108

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2014-68 BS 3.934% (6.15% minus LIBOR01M) 11/25/44	51,711	$9,367
•*Series 2014-90 SA 3.934% (6.15% minus LIBOR01M) 1/25/45	135,381	22,150
•*Series 2015-27 SA 4.234% (6.45% minus LIBOR01M) 5/25/45	56,450	10,750
Series 2015-44 Z 3.00% 9/25/43	68,715	60,192
*Series 2015-66 ID 3.50% 5/25/42	1,301,103	175,552
Series 2015-89 AZ 3.50% 12/25/45	7,729	7,213
•*Series 2015-95 SH 3.784% (6.00% minus LIBOR01M) 1/25/46	71,186	12,367
*Series 2016-30 CI 3.00% 5/25/36	63,474	8,859
•*Series 2016-55 SK 3.784% (6.00% minus LIBOR01M) 8/25/46	77,116	14,420
•*Series 2016-62 SA 3.784% (6.00% minus LIBOR01M) 9/25/46	97,863	18,780
•*Series 2016-85 SA 3.784% (6.00% minus LIBOR01M) 11/25/46	179,708	34,559
*Series 2017-11 EI 3.00% 3/25/42	88,137	13,215
Series 2017-39 CY 3.50% 5/25/47	480,000	463,391
Freddie Mac REMICs
*Series 4072 BI 3.50% 7/15/27	61,916	6,516
*Series 4100 EI 3.00% 8/15/27	2,739,099	245,144
*Series 4109 AI 3.00% 7/15/31	115,822	14,098
*Series 4120 IK 3.00% 10/15/32	79,868	11,340
*Series 4120 MI 3.00% 10/15/32	48,654	7,143
*Series 4135 AI 3.50% 11/15/42	50,810	10,790
*Series 4146 IA 3.50% 12/15/32	44,207	6,913
*Series 4150 UI 3.50% 8/15/32	49,547	5,459
•*Series 4159 KS 3.992% (6.15% minus LIBOR01M) 1/15/43	49,272	9,256
*Series 4181 DI 2.50% 3/15/33	51,671	6,288
•*Series 4184 GS 3.962% (6.12% minus LIBOR01M) 3/15/43	50,694	9,549
*Series 4185 LI 3.00% 3/15/33	52,700	7,580
*Series 4191 CI 3.00% 4/15/33	53,084	7,417

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4342 CI 3.00% 11/15/33	51,372	$6,256
Series 4435 DY 3.00% 2/15/35	54,000	50,677
•*Series 4494 SA 4.022% (6.18% minus LIBOR01M) 7/15/45	61,868	11,308
*Series 4543 HI 3.00% 4/15/44	70,329	11,184
Series 4592 WT 5.50% 6/15/46	78,840	85,349
•*Series 4594 SG 3.842% (6.00% minus LIBOR01M) 6/15/46	144,361	30,261
Series 4623 LZ 2.50% 10/15/46	27,275	22,065
*Series 4625 BI 3.50% 6/15/46	91,474	20,291
•*Series 4631 GS 3.842% (6.00% minus LIBOR01M) 11/15/46	84,094	14,981
Series 4636 NZ 3.00% 12/15/46	34,777	30,550
*Series 4667 LI 3.50% 10/15/43	80,890	14,011
Freddie Mac Strips
•*Series 267 S5 3.842% (6.00% minus LIBOR01M) 8/15/42	53,976	9,192
•*Series 299 S1 3.842% (6.00% minus LIBOR01M) 1/15/43	53,282	8,785
GNMA
Series 2010-113 KE 4.50% 9/20/40	144,047	151,111
Series 2012-136 MX 2.00% 11/20/42	10,000	8,482
Series 2013-113 LY 3.00% 5/20/43	9,000	8,288
Series 2015-64 GZ 2.00% 5/20/45	33,135	24,924
*Series 2015-74 CI 3.00% 10/16/39	59,454	7,154
Series 2015-133 AL 3.00% 5/20/45	71,000	66,444
*Series 2015-142 AI 4.00% 2/20/44	43,407	5,922
•*Series 2016-108 SK 3.885% (6.05% minus LIBOR01M) 8/20/46	87,127	16,385
*Series 2016-116 GI 3.50% 11/20/44	91,782	14,285
*Series 2016-118 DI 3.50% 3/20/43	105,543	14,891
•*Series 2016-120 NS 3.935% (6.10% minus LIBOR01M) 9/20/46	110,628	21,167
Series 2016-134 MW 3.00% 10/20/46	5,000	4,782
Series 2016-156 PB 2.00% 11/20/46	19,000	14,675

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-160 GI 3.50% 11/20/46	86,559	$20,464
•*Series 2016-160 GS 3.935% (6.10% minus LIBOR01M) 11/20/46	146,876	28,525
*Series 2016-163 PI 3.50% 5/20/43	131,459	21,900
*Series 2016-163 XI 3.00% 10/20/46	80,666	11,573
•*Series 2017-134 SD 4.035% (6.20% minus LIBOR01M) 9/20/47	944,697	179,320

Total Agency Collateralized Mortgage Obligations (Cost $2,573,873)		2,475,693

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.96%
tFreddie Mac Multifamily Structured Pass Through Certificates Series K058 A2 2.653% 8/25/26	35,000	33,055
FREMF Mortgage Trust
•Series 2011-K10 B 4.781% 11/25/49	400,000	409,282
•Series 2011-K14 B 5.354% 2/25/47	20,000	20,844
•Series 2011-K15 B 5.116% 8/25/44	10,000	10,392
•Series 2012-K22 B 3.812% 8/25/45	35,000	34,973
•Series 2013-K24 B 3.622% 11/25/45	260,000	257,934
•Series 2013-K28 C 3.61% 6/25/46	100,000	97,973
•Series 2013-K33 B 3.615% 8/25/46	30,000	29,737
•Series 2013-K33 C 3.615% 8/25/46	100,000	97,578
•Series 2013-K712 B 3.473% 5/25/45	25,000	24,995
•Series 2013-K713 B 3.263% 4/25/46	15,000	14,954
•Series 2013-K713 C 3.263% 4/25/46	45,000	44,690
•Series 2014-K717 B 3.753% 11/25/47	435,000	435,100
•Series 2014-K717 C 3.753% 11/25/47	150,000	148,338

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
•Series 2017-K71 B 3.882% 11/25/50	35,000	$33,223

Total Agency Commercial Mortgage-Backed Securities (Cost $1,723,356)		1,693,068

AGENCY MORTGAGE-BACKED SECURITIES–7.38%
Fannie Mae 3.00% 10/1/47	252,530	239,954
•Fannie Mae ARM 4.564% (LIBOR12M + 1.83%) 8/1/35	1,118	1,175
Fannie Mae S.F. 30 yr
3.00% 7/1/47	1,444,538	1,383,015
4.50% 11/1/39	16,967	17,703
4.50% 6/1/40	20,729	21,565
4.50% 7/1/40	21,242	21,993
4.50% 8/1/40	5,231	5,432
4.50% 8/1/41	337,001	350,820
4.50% 10/1/43	336,643	350,572
4.50% 10/1/44	14,898	15,505
4.50% 3/1/46	1,618,377	1,678,908
4.50% 4/1/46	2,331,059	2,415,975
4.50% 5/1/46	54,868	56,866
4.50% 7/1/46	48,844	50,513
4.50% 8/1/48	906,534	935,748
5.00% 7/1/47	445,931	476,365
5.50% 3/1/38	4,404	4,744
5.50% 7/1/40	9,963	10,802
5.50% 6/1/41	30,652	33,422
5.50% 5/1/44	2,046,377	2,212,948
6.00% 9/1/36	6,095	6,750
6.00% 7/1/41	254,491	280,404
Fannie Mae S.F. 30 yr TBA 5.00% 10/1/48	271,000	284,467
Freddie Mac S.F. 30 yr
4.50% 4/1/39	2,417	2,508
4.50% 5/1/40	108,180	112,562
4.50% 7/1/42	30,512	31,831
4.50% 8/1/42	334,994	348,095
4.50% 12/1/43	26,045	27,159
4.50% 8/1/44	33,548	34,824
4.50% 7/1/45	148,228	154,934
4.50% 8/1/48	900,426	934,646
5.50% 12/1/35	1,118	1,207
5.50% 6/1/41	21,853	23,679
GNMA I S.F. 30 yr 5.50% 2/15/41.	17,252	18,551
GNMA II S.F. 30 yr
5.00% 9/20/46	68,751	72,847
5.00% 7/20/48	115,065	120,484
5.00% 9/20/48	116,000	121,302
5.50% 5/20/37	5,740	6,089
6.00% 2/20/39	6,794	7,254

		Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.00% 10/20/39		29,925	$32,008
6.00% 2/20/40		31,152	33,390
6.00% 4/20/46		10,435	11,390

Total Agency Mortgage-Backed Securities (Cost $13,316,720)			12,950,406

CORPORATE BONDS–19.83%
Advertising–0.02%
Lamar Media 5.75% 2/1/26		25,000	26,000

			26,000

Aerospace & Defense–0.33%
Harris 4.40% 6/15/28		40,000	40,221
L3 Technologies
3.85% 6/15/23		30,000	30,069
4.40% 6/15/28		10,000	9,990
Northrop Grumman
2.55% 10/15/22		95,000	91,678
3.25% 8/1/23		45,000	44,259
TransDigm 6.375% 6/15/26		55,000	55,687
United Technologies
3.65% 8/16/23		215,000	214,282
4.125% 11/16/28		75,000	74,641
4.625% 11/16/48		15,000	15,144

			575,971

Agriculture–0.10%
BAT Capital
2.297% 8/14/20		10,000	9,804
3.222% 8/15/24		105,000	100,211
Bunge Limited Finance 4.35% 3/15/24		70,000	69,386

			179,401

Airlines–0.03%
tUnited Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		16,658	16,873
tUnited Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		37,320	37,084

			53,957

Auto Manufacturers–0.21%
Daimler 2.75% 12/10/18	NOK	320,000	39,492
Daimler Finance North America 3.45% 1/6/27		150,000	144,052
General Motors 6.75% 4/1/46		20,000	21,718
General Motors Financial
4.35% 4/9/25		75,000	73,700
5.25% 3/1/26		20,000	20,525
Hyundai Capital America 2.55% 2/6/19		50,000	49,931

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit 2.95% 4/13/21		20,000	$19,916

			369,334

Auto Parts & Equipment–0.07%
American Axle & Manufacturing 6.25% 3/15/26		65,000	64,025
Goodyear Tire & Rubber 4.875% 3/15/27		60,000	55,275

			119,300

Banks–4.08%
Banco Santander 3.848% 4/12/23		200,000	195,600
Bank of America
µ3.124% 1/20/23		715,000	702,697
3.30% 8/5/21	AUD	20,000	14,586
µ3.864% 7/23/24		25,000	25,016
µ4.271% 7/23/29		10,000	10,000
5.625% 7/1/20		20,000	20,819
µBank of Montreal 3.803% 12/15/32		100,000	93,559
Bank of New York Mellon 2.95% 1/29/23		80,000	78,086
BNG Bank 3.50% 7/19/27	AUD	18,000	13,276
Branch Banking & Trust 2.85% 4/1/21		390,000	385,899
Citigroup
•3.412% (LIBOR03M + 1.10%) 5/17/24		50,000	50,430
3.75% 10/27/23	AUD	13,000	9,496
Citizens Financial Group
2.375% 7/28/21		35,000	33,790
4.30% 12/3/25		40,000	39,501
Compass Bank 2.875% 6/29/22		250,000	240,928
Credit Suisse Group
µ3.869% 1/12/29		475,000	447,511
µ6.25% 12/29/49		200,000	197,750
Fifth Third Bancorp 2.60% 6/15/22		20,000	19,276
Goldman Sachs Group
µ4.223% 5/1/29		55,000	54,300
5.15% 5/22/45		70,000	71,597
6.00% 6/15/20		180,000	188,228
µHSBC Holdings 4.292% 9/12/26		200,000	198,212
Huntington Bancshares 2.30% 1/14/22		50,000	47,924
JPMorgan Chase & Co.
µ3.797% 7/23/24		10,000	9,993
µ4.203% 7/23/29		85,000	84,849
4.35% 8/15/21		40,000	41,034
µ6.75% 8/29/49		300,000	327,750

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
KeyBank 3.40% 5/20/26		250,000	$237,459
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	20,000	14,896
µLloyds Banking Group 7.50% 4/30/49		200,000	206,750
Morgan Stanley
µ3.772% 1/24/29		85,000	81,686
5.00% 9/30/21	AUD	14,000	10,693
5.00% 11/24/25		225,000	233,379
5.50% 1/26/20		200,000	206,043
µPNC Financial Services Group 5.00% 12/29/49		305,000	304,619
Popular
6.125% 9/14/23		95,000	96,414
7.00% 7/1/19		85,000	87,210
Regions Financial
2.75% 8/14/22		35,000	33,782
3.80% 8/14/23		40,000	39,835
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	194,488
Santander UK 5.00% 11/7/23		200,000	201,930
State Street
3.10% 5/15/23		25,000	24,463
3.30% 12/16/24		350,000	344,516
SunTrust Banks
2.70% 1/27/22		230,000	223,983
3.00% 2/2/23		5,000	4,882
4.00% 5/1/25		55,000	55,184
µUBS Group 6.875% 12/29/49		200,000	202,426
US Bancorp
2.375% 7/22/26		250,000	226,688
3.10% 4/27/26		65,000	61,522
3.15% 4/27/27		145,000	138,317
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49		275,000	246,125
Wells Fargo & Co. 3.00% 7/27/21	AUD	40,000	28,931
Wells Fargo Capital X 5.95% 12/15/36		15,000	16,125
µWestpac Banking 5.00% 12/31/49		25,000	22,272
Zions Bancorporation 4.50% 6/13/23		20,000	20,154

			7,166,879

Beverages–0.22%
Anheuser-Busch InBev Finance 3.65% 2/1/26		310,000	301,513
Cott Holdings 5.50% 4/1/25		90,000	88,087

			389,600

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.02%
Gilead Sciences 4.15% 3/1/47	35,000	$33,240

		33,240

Building Materials–0.25%
Boise Cascade 5.625% 9/1/24	110,000	112,717
Builders FirstSource 5.625% 9/1/24	90,000	86,850
Lennox International 3.00% 11/15/23	40,000	38,134
Martin Marietta Materials 4.25% 12/15/47	55,000	47,154
Standard Industries 5.00% 2/15/27	160,000	151,000

		435,855

Chemicals–0.56%
Chemours 5.375% 5/15/27	70,000	67,676
Dow Chemical 8.55% 5/15/19	373,000	385,796
Kraton Polymers 7.00% 4/15/25	75,000	77,437
NOVA Chemicals 5.25% 6/1/27	60,000	56,025
Nutrien 4.00% 12/15/26	15,000	14,527
Olin
5.00% 2/1/30	85,000	79,581
5.125% 9/15/27	45,000	43,650
Syngenta Finance 4.441% 4/24/23	200,000	198,984
Tronox Finance 5.75% 10/1/25	65,000	60,287

		983,963

Commercial Services–0.36%
Ashtead Capital 5.25% 8/1/26	200,000	202,550
Avis Budget Car Rental 6.375% 4/1/24	85,000	84,894
Prime Security Services Borrower 9.25% 5/15/23	127,000	136,144
Service Corp. International 4.625% 12/15/27	55,000	52,927
United Rentals North America
5.50% 5/15/27	140,000	138,775
5.875% 9/15/26	20,000	20,600

		635,890

Computers–0.03%
Dell International 6.02% 6/15/26	55,000	58,874

		58,874

Containers & Packaging–0.18%
BWAY Holding 5.50% 4/15/24	155,000	152,869
CCL Industries 3.25% 10/1/26	35,000	32,038
Crown Americas 4.75% 2/1/26	102,000	97,665

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Owens-Brockway Glass Container 5.875% 8/15/23	35,000	$36,137

		318,709

Distribution & Wholesale–0.02%
KAR Auction Services 5.125% 6/1/25	35,000	34,037

		34,037

Diversified Financial Services–1.20%
AerCap Ireland Capital 3.65% 7/21/27	300,000	275,624
Air Lease
3.00% 9/15/23	60,000	57,041
3.625% 4/1/27	185,000	171,144
Ally Financial 5.75% 11/20/25	125,000	129,531
Charles Schwab
3.20% 1/25/28	25,000	23,780
3.25% 5/21/21	20,000	20,010
3.85% 5/21/25	25,000	25,198
µ5.00% 6/1/66	30,000	29,025
E*TRADE Financial
3.80% 8/24/27	60,000	57,135
µ5.875% 12/29/49	50,000	51,250
Intercontinental Exchange
3.45% 9/21/23	115,000	114,515
3.75% 9/21/28	20,000	19,814
4.25% 9/21/48	15,000	14,736
International Lease Finance 8.625% 1/15/22	135,000	153,543
Jefferies Group
4.15% 1/23/30	70,000	63,026
6.45% 6/8/27	25,000	27,127
6.50% 1/20/43	15,000	15,494
Lazard Group
3.625% 3/1/27	40,000	37,370
3.75% 2/13/25	400,000	386,310
National Rural Utilities Cooperative Finance
2.85% 1/27/25	115,000	109,779
µ4.75% 4/30/43	60,000	60,721
µ5.25% 4/20/46	260,000	267,115

		2,109,288

Electric–1.71%
AES 5.50% 4/15/25	25,000	25,750
AES Gener 5.25% 8/15/21	13,000	13,427
Ameren Illinois 9.75% 11/15/18	263,000	265,266
Ausgrid Finance
3.85% 5/1/23	70,000	69,625
4.35% 8/1/28	45,000	44,845
Avangrid 3.15% 12/1/24	55,000	52,500
Baltimore Gas & Electric 3.75% 8/15/47	155,000	142,575

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy 3.75% 11/15/23	85,000	$85,918
Calpine
5.25% 6/1/26	65,000	60,450
5.375% 1/15/23	30,000	28,463
5.75% 1/15/25	35,000	31,106
µCenterPoint Energy 6.125% 9/1/23	60,000	61,125
Cleveland Electric Illuminating
3.50% 4/1/28	140,000	132,310
5.50% 8/15/24	5,000	5,412
CMS Energy 6.25% 2/1/20	60,000	62,362
ComEd Financing III 6.35% 3/15/33	60,000	63,589
Dominion Energy 3.625% 12/1/24	45,000	44,045
DTE Energy
3.30% 6/15/22	45,000	44,405
3.80% 3/15/27	25,000	24,479
µEmera 6.75% 6/15/76	380,000	406,600
Enel Finance International 4.625% 9/14/25	255,000	249,934
Entergy Louisiana 4.95% 1/15/45	20,000	20,143
Entergy Mississippi 2.85% 6/1/28	65,000	59,526
Evergy 4.85% 6/1/21	25,000	25,544
Exelon
3.497% 6/1/22	45,000	44,252
3.95% 6/15/25	15,000	14,978
Kansas City Power & Light 3.65% 8/15/25	65,000	64,018
LG&E & KU Energy 4.375% 10/1/21	115,000	117,305
Mississippi Power 3.95% 3/30/28	60,000	58,830
Nevada Power 2.75% 4/15/20	65,000	64,831
New York State Electric & Gas 3.25% 12/1/26	55,000	52,354
NextEra Energy Capital Holdings 3.625% 6/15/23	25,000	24,827
NV Energy 6.25% 11/15/20	45,000	47,564
Pennsylvania Electric 5.20% 4/1/20	5,000	5,116
PSEG Power 3.85% 6/1/23	65,000	64,827
Sempra Energy 3.80% 2/1/38	55,000	49,785
Southwestern Electric Power 4.10% 9/15/28	290,000	290,633
Trans-Allegheny Interstate Line 3.85% 6/1/25	25,000	24,791

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Energy 8.00% 1/15/25	48,000	$52,200

		2,995,710

Electronics–0.02%
Allegion US Holding 3.55% 10/1/27	18,000	16,396
Corning 4.375% 11/15/57	30,000	26,389

		42,785

Entertainment–0.21%
AMC Entertainment Holdings 6.125% 5/15/27	80,000	77,000
GLP Capital 5.375% 4/15/26	44,000	44,792
Penn National Gaming 5.625% 1/15/27	135,000	130,572
Scientific Games International 10.00% 12/1/22	115,000	122,187

		374,551

Environmental Control–0.10%
Advanced Disposal Services 5.625% 11/15/24	85,000	85,850
Covanta Holding 5.875% 7/1/25	90,000	91,125

		176,975

Food–0.40%
Campbell Soup 3.65% 3/15/23	165,000	161,991
General Mills 3.70% 10/17/23	80,000	79,601
JBS USA Finance 5.75% 6/15/25	90,000	87,975
Lamb Weston Holdings
4.625% 11/1/24	30,000	29,437
4.875% 11/1/26	60,000	59,025
Nestle Holdings 4.00% 9/24/48	150,000	147,019
Post Holdings
5.00% 8/15/26	75,000	71,197
5.625% 1/15/28	60,000	57,900

		694,145

Food Service–0.04%
Aramark Services
5.00% 2/1/28	20,000	19,675
5.125% 1/15/24	55,000	55,756

		75,431

Gas–0.04%
AmeriGas Partners 5.875% 8/20/26	70,000	69,825

		69,825

Health Care Products–0.09%
Hill-Rom Holdings
5.00% 2/15/25	30,000	29,485
5.75% 9/1/23	50,000	51,500
Hologic 4.625% 2/1/28	15,000	14,194

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific 3.00% 4/15/23	60,000	$58,231

		153,410

Health Care Services–0.71%
DaVita 5.00% 5/1/25	65,000	62,319
Encompass Health
5.125% 3/15/23	10,000	10,075
5.75% 11/1/24	140,000	141,575
5.75% 9/15/25	5,000	5,063
Halfmoon Parent
•3.224% (LIBOR03M + 0.89%) 7/15/23	55,000	55,039
4.125% 11/15/25	395,000	394,477
4.375% 10/15/28	70,000	69,937
HCA
5.375% 2/1/25	60,000	61,350
5.875% 2/15/26	150,000	156,563
MPH Acquisition Holdings 7.125% 6/1/24	65,000	67,600
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	38,349
Tenet Healthcare
5.125% 5/1/25	65,000	64,187
8.125% 4/1/22	45,000	47,590
Universal Health Services 5.00% 6/1/26	10,000	10,075
WellCare Health Plans 5.375% 8/15/26	60,000	61,200

		1,245,399

Home Builders–0.06%
Lennar
4.50% 4/30/24	25,000	24,543
4.75% 5/30/25	40,000	39,150
PulteGroup 5.00% 1/15/27	50,000	47,563

		111,256

Insurance–0.64%
AXA Equitable Holdings
4.35% 4/20/28	30,000	29,079
5.00% 4/20/48	45,000	42,192
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,003
HUB International 7.00% 5/1/26	20,000	20,076
µMetLife 5.25% 12/29/49	355,000	360,503
Nuveen Finance
2.95% 11/1/19	35,000	34,961
4.125% 11/1/24	80,000	79,211
µPrudential Financial 5.375% 5/15/45	250,000	250,000
USIS Merger Sub 6.875% 5/1/25	125,000	125,000

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Willis North America
3.60% 5/15/24	10,000	$9,730
4.50% 9/15/28	45,000	45,077
XLIT
•4.797% (LIBOR03M + 2.46%) 12/29/49	30,000	29,644
5.50% 3/31/45	40,000	42,246

		1,122,722

Internet–0.09%
Zayo Group
5.75% 1/15/27	55,000	55,137
6.375% 5/15/25	100,000	104,152

		159,289

Iron & Steel–0.03%
Steel Dynamics 5.00% 12/15/26	50,000	49,875

		49,875

Leisure Time–0.06%
Royal Caribbean Cruises 3.70% 3/15/28	110,000	102,215

		102,215

Lodging–0.20%
Boyd Gaming 6.375% 4/1/26	155,000	159,844
Hilton Worldwide Finance 4.875% 4/1/27	135,000	133,411
Marriott International 4.50% 10/1/34	5,000	4,952
MGM Resorts International 5.75% 6/15/25	60,000	60,525

		358,732

Machinery Diversified–0.09%
Nvent Finance 4.55% 4/15/28	165,000	160,945

		160,945

Manufacturing–0.16%
Crane 4.45% 12/15/23	60,000	61,356
General Electric
2.10% 12/11/19	70,000	69,260
5.55% 5/4/20	30,000	31,092
6.00% 8/7/19	56,000	57,458
Koppers 6.00% 2/15/25	60,000	60,150
Parker-Hannifin 3.30% 11/21/24	5,000	4,907

		284,223

Media–1.35%
Altice France 7.375% 5/1/26	200,000	200,750
AMC Networks 4.75% 8/1/25	65,000	62,319
CCO Holdings
5.125% 5/1/23	50,000	50,203

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
5.125% 5/1/27	65,000	$61,750
5.75% 2/15/26	10,000	10,050
5.875% 5/1/27	65,000	64,594
Cequel Communications Holdings I 7.75% 7/15/25	200,000	213,500
Charter Communications Operating 5.375% 4/1/38	105,000	102,436
CSC Holdings
5.25% 6/1/24	16,000	15,680
6.75% 11/15/21	65,000	68,656
Discovery Communications 5.20% 9/20/47	95,000	93,228
Gray Television 5.875% 7/15/26	100,000	99,375
Sinclair Television Group 5.125% 2/15/27	55,000	50,806
Sirius XM Radio
5.00% 8/1/27	115,000	111,229
5.375% 7/15/26	80,000	79,600
Time Warner Cable 7.30% 7/1/38	165,000	189,516
Time Warner Entertainment 8.375% 3/15/23	65,000	75,304
Tribune Media 5.875% 7/15/22	55,000	56,237
UPCB Finance IV 5.375% 1/15/25	200,000	200,250
Viacom 4.375% 3/15/43	105,000	91,961
Virgin Media Secured Finance 5.25% 1/15/26	200,000	196,308
VTR Finance 6.875% 1/15/24	200,000	204,250
Warner Media 4.85% 7/15/45	70,000	65,520

		2,363,522

Metal Fabricate & Hardware–0.12%
Novelis 6.25% 8/15/24	72,000	73,890
Zekelman Industries 9.875% 6/15/23	120,000	130,650

		204,540

Mining–0.40%
Anglo American Capital 4.75% 4/10/27	200,000	195,247
µBHP Billiton Finance USA 6.25% 10/19/75	255,000	266,603
FMG Resources August 2006
4.75% 5/15/22	55,000	54,656
5.125% 5/15/24	45,000	43,931
Freeport-McMoRan
4.55% 11/14/24	50,000	48,750
6.875% 2/15/23	45,000	48,150

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Hudbay Minerals 7.625% 1/15/25	40,000	$41,500

		698,837

Office & Business Equipment–0.01%
CDW 5.00% 9/1/25	10,000	9,985

		9,985

Oil & Gas–0.83%
Alta Mesa Holdings 7.875% 12/15/24	135,000	128,925
Anadarko Petroleum 6.60% 3/15/46	20,000	23,600
Antero Resources 5.625% 6/1/23	45,000	46,181
BP Capital Markets America
3.796% 9/21/25	45,000	45,140
3.937% 9/21/28	70,000	70,529
Chesapeake Energy
7.00% 10/1/24	65,000	65,081
8.00% 12/15/22	17,000	17,807
8.00% 1/15/25	25,000	25,844
Diamondback Energy 4.75% 11/1/24	85,000	85,319
Ecopetrol 7.375% 9/18/43	5,000	5,700
Gulfport Energy
6.00% 10/15/24	35,000	34,300
6.625% 5/1/23	70,000	71,575
Hilcorp Energy I 5.00% 12/1/24	45,000	44,134
Laredo Petroleum 6.25% 3/15/23	35,000	35,175
Marathon Oil
4.40% 7/15/27	10,000	10,017
5.20% 6/1/45	75,000	78,478
Murphy Oil 6.875% 8/15/24	160,000	169,780
Murphy Oil USA 6.00% 8/15/23	60,000	61,950
Newfield Exploration
5.375% 1/1/26	50,000	52,063
5.75% 1/30/22	25,000	26,281
Noble Energy
3.85% 1/15/28	70,000	66,247
4.95% 8/15/47	25,000	24,031
5.05% 11/15/44	20,000	19,442
Occidental Petroleum 4.20% 3/15/48	55,000	54,235
Petroleos Mexicanos 6.75% 9/21/47	15,000	14,350
QEP Resources
5.25% 5/1/23	20,000	19,575
5.625% 3/1/26	60,000	57,600

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Southwestern Energy 6.20% 1/23/25	110,000	$109,587

		1,462,946

Oil & Gas Services–0.02%
Transocean Proteus 6.25% 12/1/24	42,500	43,403

		43,403

Paper & Forest Products–0.09%
Georgia-Pacific 8.00% 1/15/24	125,000	149,436

		149,436

Pharmaceuticals–0.68%
AbbVie 4.25% 11/14/28	245,000	242,723
AstraZeneca
3.50% 8/17/23	35,000	34,728
4.00% 1/17/29	310,000	305,159
Bayer US Finance II 4.375% 12/15/28	200,000	196,348
CVS Health
3.70% 3/9/23	15,000	14,937
4.30% 3/25/28	350,000	347,926
Mylan 4.55% 4/15/28	55,000	53,570

		1,195,391

Pipelines–1.05%
Andeavor Logistics 4.25% 12/1/27	90,000	88,103
Cheniere Corpus Christi Holdings 5.125% 6/30/27	95,000	95,594
Crestwood Midstream Partners 5.75% 4/1/25	75,000	76,875
Enbridge
µ6.00% 1/15/77	70,000	67,609
µ6.25% 3/1/78	35,000	33,936
Enbridge Energy Partners
4.375% 10/15/20	15,000	15,226
5.20% 3/15/20	5,000	5,125
5.50% 9/15/40	20,000	21,682
Energy Transfer Equity 7.50% 10/15/20	35,000	37,537
Energy Transfer Partners
4.20% 9/15/23	15,000	15,136
6.00% 6/15/48	50,000	53,499
9.70% 3/15/19	60,000	61,898
Genesis Energy 6.75% 8/1/22	105,000	107,625
Kinder Morgan
4.30% 3/1/28	65,000	64,570
5.20% 3/1/48	30,000	30,824
MPLX 4.875% 12/1/24	385,000	399,959
NuStar Logistics 5.625% 4/28/27	70,000	69,475

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK 7.50% 9/1/23	110,000	$125,558
Sabine Pass Liquefaction
5.625% 3/1/25	105,000	112,133
5.875% 6/30/26	110,000	118,976
Targa Resources Partners
5.125% 2/1/25	25,000	25,313
5.375% 2/1/27	30,000	30,150
µTranscanada Trust 5.875% 8/15/76	30,000	30,713
Transcontinental Gas Pipe Line
4.00% 3/15/28	30,000	29,371
4.60% 3/15/48	35,000	34,201
Williams
3.75% 6/15/27	30,000	28,610
4.85% 3/1/48	60,000	58,224

		1,837,922

Real Estate Investment Trusts–0.67%
American Tower Trust I 3.07% 3/15/23	60,000	58,642
Corporate Office Properties
3.60% 5/15/23	40,000	38,707
5.25% 2/15/24	40,000	41,244
Crown Castle International
3.80% 2/15/28	140,000	133,029
5.25% 1/15/23	70,000	73,456
CubeSmart 3.125% 9/1/26	50,000	45,701
CyrusOne 5.375% 3/15/27	50,000	51,250
ESH Hospitality 5.25% 5/1/25	90,000	87,300
GEO Group
5.125% 4/1/23	10,000	9,625
5.875% 10/15/24	10,000	9,625
Greystar Student Housing Growth & Income 4.60% 12/1/24	45,000	48,121
Hospitality Properties Trust 4.50% 3/15/25	45,000	43,881
Host Hotels & Resorts
3.75% 10/15/23	10,000	9,769
3.875% 4/1/24	20,000	19,557
4.50% 2/1/26	40,000	39,907
Iron Mountain US Holdings 5.375% 6/1/26	125,000	118,125
Kilroy Realty 3.45% 12/15/24	60,000	57,455
LifeStorage 3.50% 7/1/26	40,000	37,172
SBA Communications 4.875% 9/1/24	40,000	39,650
SBA Tower Trust 2.898% 10/15/19	25,000	24,950
UDR 4.00% 10/1/25	155,000	154,816
WP Carey 4.60% 4/1/24	35,000	35,335

		1,177,317

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.27%
Best Buy Co. 4.45% 10/1/28		95,000	$94,777
Dollar Tree 3.70% 5/15/23		215,000	212,398
KFC Holding
5.00% 6/1/24		18,000	17,899
5.25% 6/1/26		93,000	92,884
Penske Automotive Group 5.50% 5/15/26		55,000	53,609

			471,567

Semiconductors–0.28%
Broadcom 3.50% 1/15/28		80,000	72,833
Marvell Technology Group 4.875% 6/22/28		95,000	95,685
Microchip Technology
3.922% 6/1/21		55,000	54,712
4.333% 6/1/23		55,000	54,715
Sensata Technologies UK Financing 6.25% 2/15/26		200,000	211,500

			489,445

Software–0.30%
CDK Global
5.00% 10/15/24		125,000	128,035
5.875% 6/15/26		60,000	61,973
First Data
5.75% 1/15/24		60,000	61,200
7.00% 12/1/23		56,000	58,450
Fiserv
3.80% 10/1/23		20,000	20,018
4.20% 10/1/28		45,000	45,184
Infor US 6.50% 5/15/22		70,000	71,299
Oracle 2.40% 9/15/23		90,000	85,931

			532,090

Telecommunications–0.89%
AT&T
•3.514% (LIBOR03M + 1.18%) 6/12/24		40,000	40,211
4.30% 2/15/30		35,000	33,734
4.50% 3/9/48		75,000	65,694
5.25% 3/1/37		20,000	19,991
Bell Canada 3.35% 3/22/23	CAD	19,000	14,718
CommScope Technologies 5.00% 3/15/27		105,000	101,325
Deutsche Telekom International Finance
1.95% 9/19/21		150,000	143,445
4.375% 6/21/28		150,000	149,832
Level 3 Financing 5.375% 5/1/25		60,000	59,999
Sprint
7.125% 6/15/24		40,000	41,600
7.875% 9/15/23		79,000	85,419
Telecom Italia 5.303% 5/30/24		200,000	195,500

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones 4.895% 3/6/48	150,000	$140,233
TELUS 4.60% 11/16/48	100,000	99,912
T-Mobile USA 6.50% 1/15/26	63,000	66,163
Verizon Communications 4.50% 8/10/33	175,000	174,026
Vodafone Group 3.75% 1/16/24	125,000	123,730

		1,555,532

Transportation–0.33%
Burlington Northern Santa Fe 4.15% 12/15/48	45,000	44,613
FedEx 4.05% 2/15/48	235,000	214,124
Norfolk Southern 3.80% 8/1/28	155,000	153,708
Union Pacific 3.50% 6/8/23	50,000	49,924
United Parcel Service 5.125% 4/1/19	45,000	45,555
XPO Logistics 6.125% 9/1/23	65,000	67,600

		575,524

Trucking & Leasing–0.21%
µAerCap Global Aviation Trust 6.50% 6/15/45	200,000	209,000
Aviation Capital Group 3.50% 11/1/27	30,000	27,433
4.875% 10/1/25	65,000	66,239
Penske Truck Leasing 4.20% 4/1/27	70,000	68,825

		371,497

Total Corporate Bonds (Cost $35,422,813)		34,806,740

MUNICIPAL BONDS–2.73%
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	500,000	500,000
California Municipal Finance Authority (LINX APM Project) Senior Series A 5.00% 12/31/47 (AMT)	100,000	109,010
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	36,578
Chicago, Illinois Series A 6.00% 1/1/38	500,000	563,635
Commonwealth of Massachusetts Series C 5.00% 10/1/25	5,000	5,815
Cuyoga County Ohio Hospital Revenue (Metrohealth System) 5.50% 2/15/57	500,000	539,950
Golden State Tobacco Securitization Series A-1 5.00% 6/1/34	100,000	112,030

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Illinois Series A 5.00% 12/1/34	100,000	$104,173
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	584,535
New Jersey Economic Development Authority (School Facilities Construction Bonds) Series UU 5.00% 6/15/40	100,000	104,737
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	280,443
New York Transportation Development (Delta Air Lines, LaGuardia Airport Terminals Redevelopment Project)
5.00% 1/1/34 (AMT)	130,000	142,912
5.00% 1/1/36 (AMT)	120,000	130,937
Salt Verde Financial 5.00% 12/1/37	500,000	580,375
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	420,049
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	10,209
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	439,976
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	15,000	16,731
Series A 5.00% 10/15/45	5,000	5,517
Tobacco Settlement Financing Subordinate Series B 5.00% 6/1/46	100,000	105,644

Total Municipal Bonds (Cost $4,700,837)		4,793,256

NON-AGENCY ASSET-BACKED SECURITIES–3.00%
•American Express Credit Account Master Trust Series 2018-9 A 2.592% (LIBOR01M + 0.38%) 4/15/26	300,000	300,007
•AMMC CLO 21 Series 2017-21A A 3.599% (LIBOR03M + 1.25%) 11/2/30	100,000	100,434
•AMMC CLO 22 Series 2018-22A A 3.365% (LIBOR03M + 1.03%) 4/25/31	100,000	99,326
•Apex Credit CLO Series 2018-1A A2 3.365% (LIBOR03M + 1.03%) 4/25/31	100,000	99,326
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	100,000	99,737

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Cedar Funding VIII CLO Series 2017-8A A1 3.586% (LIBOR03M + 1.25%) 10/17/30	250,000	$250,104
•CFIP CLO Series 2017-1A A 3.553% (LIBOR03M + 1.22%) 1/18/30	250,000	250,000
•Citibank Credit Card Issuance Trust Series 2018-A2 A2 2.495% (LIBOR01M + 0.33%) 1/20/25	445,000	445,176
•Discover Card Execution Note Trust Series 2017-A3 A3 2.388% (LIBOR01M + 0.23%) 10/17/22	460,000	460,686
•ECP CLO Series 2015-7A A1R 3.488% (LIBOR03M + 1.14%) 4/22/30	250,000	248,694
•GoldenTree Loan Management US CLO 1 Series 2017-1A A 3.568% (LIBOR03M + 1.22%) 4/20/29	250,000	250,467
HOA Funding Series 2014-1A A2 4.846% 8/20/44	46,000	45,442
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 1.49% 2/18/20	51,213	51,139
Series 2018-A A3 2.81% 4/15/21	100,000	99,640
•Mercedes-Benz Master Owner Trust Series 2018-BA A 2.50% (LIBOR01M + 0.34%) 5/15/23	100,000	100,182
•MP CLO IV Series 2013-2A ARR 3.615% (LIBOR03M + 1.28%) 7/25/29	250,000	249,972
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 2.798% (LIBOR01M + 0.63%) 9/25/23	20,000	20,016
•Northwoods Capital XV Series 2017-15A A 3.638% (LIBOR03M + 1.30%) 6/20/29	250,000	250,693
•Northwoods Capital XVII Series 2018-17A A 3.308% (LIBOR03M + 1.06%) 4/22/31	250,000	249,562
•OCP CLO Series 2017-13A A1A 3.599% (LIBOR03M + 1.26%) 7/15/30	250,000	250,723
•Octagon Investment Partners XV Series 2013-1A A1AR 3.552% (LIBOR03M + 1.21%) 7/19/30	250,000	250,208

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•PFS Financing Series 2018-A A 2.463% (LIBOR01M + 0.40%) 2/15/22	100,000	$99,992
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	46,549	45,790
•Trinitas CLO VI Series 2017-6A A 3.655% (LIBOR03M + 1.32%) 7/25/29	250,000	250,719
•Venture 31 CLO Series 2018-31A A1 3.342% (LIBOR03M + 1.03%) 4/20/31	250,000	248,035
•Venture XXVIII CLO Series 2017-28A A2 3.458% (LIBOR03M + 1.11%) 7/20/30	250,000	249,395
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	100,000	99,297
Series 2017-1A A 2.06% 9/20/21	100,000	99,092

Total Non-Agency Asset-Backed Securities (Cost $5,265,547)		5,263,854

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	572	536
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	12,294	12,278
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	16,164	17,067
•Series 2007-A1 7A4 4.151% 7/25/35	7,404	6,707
•Series 2018-4 A15 3.50% 10/25/48	51,900	51,540
•Series 2018-6 1A4 3.50% 12/25/48	29,061	28,804
Sequoia Mortgage Trust
•Series 2014-2 A4 3.50% 7/25/44	27,453	26,911
•Series 2015-1 B2 3.876% 1/25/45	13,682	13,556
•Series 2017-4 A1 3.50% 7/25/47	85,405	82,973
•Series 2018-5 A4 3.50% 5/25/48	96,225	94,785

Total Non-Agency Collateralized Mortgage Obligations (Cost $337,673)		335,157

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.10%
Bank 2017
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	$67,913
•Series 2017-BNK5 B 3.896% 6/15/60	50,000	49,276
Series 2017-BNK7 B 3.949% 9/15/60	450,000	443,398
BENCHMARK Mortgage Trust Series 2018-B6 A4 4.261% 11/10/51	30,000	30,991
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	60,000	58,260
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	95,000	95,022
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	45,000	45,057
Series 2016-P3 A4 3.329% 4/15/49	145,000	141,139
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	40,000	39,182
Series 2014-CR19 A5 3.796% 8/10/47	30,000	30,353
Series 2014-CR20 AM 3.938% 11/10/47	85,000	85,405
Series 2015-3BP A 3.178% 2/10/35	100,000	97,261
Series 2015-CR23 A4 3.497% 5/10/48	35,000	34,744
tCommercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49	50,000	50,047
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	75,000	72,923
Series 2016-C3 A5 2.89% 8/10/49	45,000	42,478
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.884% 11/10/46	100,000	104,638
GRACE Mortgage Trust Series 2014-GRCE A 3.369% 6/10/28	200,000	200,061
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	30,000	30,194
Series 2017-GS5 A4 3.674% 3/10/50	65,000	64,616
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	200,000	201,648

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust (continued)
Series 2015-C33 A4 3.77% 12/15/48	220,000	$220,201
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	75,000	72,082
Series 2017-C7 A5 3.409% 10/15/50	195,000	189,588
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.745% 8/12/37	15,000	15,428
Series 2013-LC11 B 3.499% 4/15/46	35,000	34,225
Series 2015-JP1 A5 3.914% 1/15/49	30,000	30,334
Series 2016-JP2 AS 3.056% 8/15/49	60,000	56,464
•Series 2016-JP3 B 3.397% 8/15/49	20,000	18,974
Series 2016-WIKI A 2.798% 10/5/31	20,000	19,575
Series 2016-WIKI B 3.201% 10/5/31	35,000	34,366
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	17,653	12,181
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	40,328
Series 2015-C26 A5 3.531% 10/15/48	35,000	34,632
Series 2016-C29 A4 3.325% 5/15/49	35,000	34,034
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	100,000	94,476
Series 2016-BNK2 A4 3.049% 11/15/49	395,000	373,450
Wells Fargo Commercial Mortgage Trust
•Series 2015-C30 XA 1.084% 9/15/58	2,988,197	151,376
Series 2015-NXS3 A4 3.617% 9/15/57	65,000	64,540
Series 2016-BNK1 A3 2.652% 8/15/49	60,000	55,695

		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2017-C38 A5 3.453% 7/15/50		70,000	$68,070
•Series 2017-RB1 XA 1.439% 3/15/50		994,913	84,068

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,858,675)			3,688,693

ΔREGIONAL BONDS–0.13%
Australia–0.10%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	105,999
4.00% 5/20/26	AUD	34,700	27,103
Queensland Treasury
2.75% 8/20/27	AUD	14,000	9,857
3.25% 7/21/28	AUD	29,000	21,116

			164,075

Canada–0.03%
Province of Ontario Canada
3.45% 6/2/45	CAD	12,000	9,639
Province of Quebec Canada
6.00% 10/1/29	CAD	50,000	49,080

			58,719

Total Regional Bonds (Cost $239,034)			222,794

ΔSOVEREIGN BONDS–0.09%
Australia–0.02%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	28,063

			28,063

Canada–0.00%
Canadian When Issued Government Bond 2.75% 12/1/48	CAD	10,000	8,289

			8,289

New Zealand–0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	22,000	16,885

			16,885

Republic of Korea–0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	80,569,866	74,249

			74,249

LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	$36,311

			36,311

Total Sovereign Bonds (Cost $167,332)			163,797

SUPRANATIONAL BANKS–0.01%
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	13,000	9,174
International Finance 3.625% 5/20/20	NZD	12,000	8,143

Total Supranational Banks (Cost $18,597)			17,317

U.S. TREASURY OBLIGATIONS–5.97%
U.S. Treasury Bond 3.00% 8/15/48		2,825,000	2,719,283
U.S. Treasury Notes
2.25% 11/15/27		3,230,000	3,023,835
2.75% 7/31/23		3,185,000	3,157,131
2.875% 9/30/23		740,000	737,500
2.875% 5/15/28		100,000	98,508
2.875% 8/15/28		755,000	743,483

Total U.S. Treasury Obligations (Cost $10,704,500)			10,479,740

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.01%
U.S. Treasury 10 yr Notes strike price $119, expiration date 10/26/18, notional amount $2,737,000	23	$7,188
U.S. Treasury 10 yr Notes strike price $118, expiration date 10/26/18, notional amount $2,714,000	23	3,234

Total Options Purchased (Cost $14,514)		10,422

	Principal Amount°

SHORT-TERM INVESTMENTS–5.09%
≠Discounted Commercial Paper–5.09%
DZ Bank New York 2.15% 10/1/18	7,500,000	7,500,000
Total Capital 2.13% 10/1/18	1,430,000	1,430,000

		8,930,000

Total Short-Term Investments (Cost $8,930,000)		8,930,000

TOTAL VALUE OF SECURITIES–99.42% (Cost $162,486,966)	174,526,305
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	1,020,970

NET ASSETS APPLICABLE TO 14,570,609 SHARES OUTSTANDING–100.00%	$175,547,275

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $19,000 cash collateral held at broker for futures contracts and $1,031 variation margin due to broker for futures contracts as of September 30, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	AUD	(350)	USD	252	10/1/18	$(1)
BNYM	CAD	(1,500)	USD	1,152	10/1/18	(8)
BNYM	CAD	(5,054)	USD	3,884	10/2/18	(28)
BNYM	CHF	(3,616)	USD	3,686	10/2/18	—
BNYM	DKK	(10,776)	USD	1,672	10/2/18	(5)
BNYM	EUR	(27,448)	USD	31,777	10/2/18	(105)
BNYM	GBP	(13,863)	USD	18,028	10/2/18	(42)
BNYM	SEK	(58,597)	USD	6,574	10/2/18	(20)

Total Foreign Currency Exchange Contracts						$(209)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]
Interest Rate Contracts:
(33)	U.S. Treasury 10 yr Notes	$(3,919,781)	$(3,936,299)	12/20/18	$16,518

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BB–Barclays Bank

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CHF–Swiss Franc

CLO–Collateralized Loan Obligations

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

FREMF–Freddie Mac Multifamily

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

KRW–South Korean Won

LB–Lehman Brothers

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

NOK–Norwegian Krone

NZD–New Zealand Dollar

LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

PJSC–Public Joint Stock Company

REIT–Real Estate Investment Trust

REMICs–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

USD–U.S. Dollar

yr–Year

See accompanying notes.

LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,557,531	$—	$2,557,531
Automobiles	1,681,650	—	1,681,650
Banks	4,584,909	—	4,584,909
Beverages	135,799	—	135,799
Biotechnology	2,738,890	—	2,738,890
Capital Markets	1,997,762	—	1,997,762
Chemicals	1,961,455	—	1,961,455
Commercial Services & Supplies	2,051,172	—	2,051,172
Communications Equipment	2,223,305	—	2,223,305
Diversified Telecommunication Services	4,937,851	—	4,937,851
Electric Utilities	1,035,504	—	1,035,504
Equity Real Estate Investment Trusts	8,111,008	—	8,111,008
Food Products	2,938,755	—	2,938,755
Health Care Providers & Services	5,091,380	—	5,091,380
Household Durables	985,625	—	985,625
Household Products	2,486,167	—	2,486,167
Insurance	3,307,581	—	3,307,581
IT Services	1,538,562	—	1,538,562
Multiline Retail	1,720,095	—	1,720,095
Oil, Gas & Consumable Fuels	5,601,337	—	5,601,337
Pharmaceuticals	6,894,872	—	6,894,872
Real Estate Management & Development	41,425	—	41,425
Semiconductors & Semiconductor Equipment	2,104,216	—	2,104,216
Software	2,330,733	—	2,330,733
Technology Hardware, Storage & Peripherals	482,632	—	482,632
Developed Markets
Aerospace & Defense	274,714	—	274,714
Air Freight & Logistics	256,651	—	256,651
Auto Components	298,043	—	298,043
Automobiles	408,553	—	408,553
Banks	1,404,778	—	1,404,778
Beverages	162,722	—	162,722
Construction & Engineering	250,739	—	250,739
Diversified Telecommunication Services	227,105	—	227,105
Electrical Equipment	305,938	—	305,938
Equity Real Estate Investment Trusts	405,252	—	405,252
Food & Staples Retailing	164,056	—	164,056
Health Care Equipment & Supplies	204,628	—	204,628
Hotels, Restaurants & Leisure	201,253	—	201,253
Household Durables	194,805	—	194,805
Insurance	261,553	—	261,553
Machinery	302,781	—	302,781
Media	71,725	—	71,725
Metals & Mining	280,320	—	280,320
Multi-Utilities	1,517,422	—	1,517,422
Oil, Gas & Consumable Fuels	4,703,166	—	4,703,166
Pharmaceuticals	2,623,465	—	2,623,465
Professional Services	159,238	—	159,238
Real Estate Management & Development	145,088	—	145,088

LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock (continued)
Developed Markets (continued)
Road & Rail	$99,586	$—	$99,586
Specialty Retail	16,923	—	16,923
Technology Hardware, Storage & Peripherals	1,034,955	—	1,034,955
Textiles, Apparel & Luxury Goods	439,010	—	439,010
Tobacco	1,530,564	—	1,530,564
Trading Companies & Distributors	404,705	—	404,705
Wireless Telecommunication Services	174,970	—	174,970
Emerging Markets
Banks	207,604	—	207,604
Technology Hardware, Storage & Peripherals	194,761	—	194,761
Wireless Telecommunication Services	60,563	—	60,563
Preferred Stock	—	167,516	167,516
Agency Collateralized Mortgage Obligations	—	2,475,693	2,475,693
Agency Commercial Mortgage-Backed Securities	—	1,693,068	1,693,068
Agency Mortgage-Backed Securities	—	12,950,406	12,950,406
Corporate Bonds	—	34,806,740	34,806,740
Municipal Bonds	—	4,793,256	4,793,256
Non-Agency Asset-Backed Securities	—	5,263,854	5,263,854
Non-Agency Collateralized Mortgage Obligations	—	335,157	335,157
Non-Agency Commercial Mortgage-Backed
Securities	—	3,688,693	3,688,693
Regional Bonds	—	222,794	222,794
Sovereign Bonds	—	163,797	163,797
Supranational Banks	—	17,317	17,317
U.S. Treasury Obligations	—	10,479,740	10,479,740
Option Purchased .	—	10,422	10,422
Short-Term Investments	—	8,930,000	8,930,000

Total Investments	$88,527,852	$85,998,453	$174,526,305

Derivatives:

Assets:
Futures Contracts	$16,518	$—	$16,518

Liabilities:
Foreign Currency Exchange Contracts	$—	$(209)	$(209)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund

Notes (continued)

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Delaware Wealth Builder Fund–23

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.39%
INVESTMENT COMPANY–47.39%
International Equity Fund–47.39%
*Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	21,707,689	$242,019,029

Total Affiliated Investment (Cost $219,433,717)		242,019,029

UNAFFILIATED INVESTMENTS–52.32%
INVESTMENT COMPANIES–52.32%
International Equity Fund–47.79%
**Dimensional Investment Group– DFA International Value Portfolio	12,597,763	244,018,670

		244,018,670

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	23,146,900	$23,146,900

		23,146,900

Total Unaffiliated Investments (Cost $226,510,086)		267,165,570

TOTAL VALUE OF SECURITIES–99.71% (Cost $445,943,803)	509,184,599
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,456,503

NET ASSETS APPLICABLE TO 49,025,527 SHARES OUTSTANDING–100.00%	$510,641,102

*	Standard Class shares.

**	Class I shares.

«	Includes $1,812,350 cash collateral held at broker and $179,454 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(83)	British Pound	$(6,788,363)	$(6,826,520)	12/18/18	$38,157	$—
(77)	Euro	(11,243,925)	(11,324,845)	12/18/18	80,920	—
(73)	Japanese Yen	(8,079,275)	(8,204,033)	12/18/18	124,758	—

					243,835	—

Equity Contracts:
(293)	Euro STOXX 50 Index	(11,522,155)	(11,357,880)	12/24/18	—	(164,275)
(72)	FTSE 100 Index	(7,025,691)	(6,812,299)	12/24/18	—	(213,392)
(39)	Nikkei 225 Index (OSE)	(8,279,176)	(7,685,677)	12/14/18	—	(593,499)

					—	(971,166)

Total Futures Contracts					$243,835	$(971,166)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$242,019,029
Unaffiliated Investment Companies	267,165,570

Total Investments	$509,184,599

Derivatives:

Assets:
Futures Contracts	$243,835

Liabilities:
Futures Contracts	$(971,166)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–47.39%@
International Equity Fund–47.39%@
*LVIP Dimensional International Core Equity Fund	$190,380,514	$61,150,562	$2,644,161	$(139,125)	$(6,728,761)	$242,019,029	21,707,689	$285,599	$—

@As a percentage of Net Assets as of September 30, 2018.

*Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–56.70%
INVESTMENT COMPANY–56.70%
Equity Fund–56.70%
*Lincoln Variable Insurance Products Trust–LVIP Dimensional U.S. Core Equity 2 Fund	36,804,587	$502,124,974

Total Affiliated Investment (Cost $377,391,650)		502,124,974

UNAFFILIATED INVESTMENTS–43.14%
INVESTMENT COMPANIES–43.14%
Equity Fund–38.33%
**Dimensional Investment Group–DFA U.S. Large Company Portfolio	15,012,581	339,434,466

		339,434,466

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.81%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	42,570,618	$42,570,618

		42,570,618

Total Unaffiliated Investments (Cost $278,016,209)		382,005,084

TOTAL VALUE OF SECURITIES–99.84% (Cost $655,407,859)	884,130,058
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,376,891

NET ASSETS APPLICABLE TO 54,505,460 SHARES OUTSTANDING–100.00%	$885,506,949

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,640,900 cash collateral held at broker and $27,945 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
46	E-Mini Russell 2000 Index	$3,911,840	$3,955,440	12/24/18	$—	$(43,600)
191	E-mini S&P 500 Index	27,876,450	27,743,783	12/24/18	132,667	—
41	E-mini S&P MidCap 400 Index	8,303,320	8,365,158	12/24/18	—	(61,838)

Total Futures Contracts					$132,667	$(105,438)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

S&P–Standard & Poor’s

See accompanying notes.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation-The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Company	$502,124,974
Unaffiliated Investment Companies	382,005,084

Total Investments	$884,130,058

Derivatives:
Assets:
Futures Contracts	$132,667

Liabilities:
Futures Contracts	$(105,438)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period which the transfer occurred.

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–56.70%@
Equity Fund–56.70%@
*LVIP Dimensional U.S. Core Equity 2 Fund	$438,587,752	$51,464,394	$24,511,876	$208,534	$36,376,170	$502,124,974	36,804,587	$27,198	$—

@As a percentage of Net Assets as of September 30, 2018.

*Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–30.01%
INVESTMENT COMPANIES–30.01%
Fixed Income Funds–28.00%
*DFA Intermediate Term Extended Quality Portfolio	14,742,631	$151,111,963
*DFA VA Global Bond Portfolio	2,997,757	32,016,043
*DFA VA Short-Term Fixed Portfolio	3,911,431	40,170,393

		223,298,399

Money Market Fund–2.01%
**LVIP Government Money Market Fund (seven-day effective yield 1.63%)	1,607,777	16,077,765

		16,077,765

Total Affiliated Investments (Cost $245,143,168)		239,376,164

UNAFFILIATED INVESTMENTS–69.96%
INVESTMENT COMPANIES–69.96%
Fixed Income Funds–69.93%
*DFA Inflation Protected Securities Portfolio	1,389,526	15,826,698
*DFA One-Year Fixed Income Portfolio	6,272,389	64,291,985

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
*DFA Two-Year Global Fixed Income Portfolio	8,889,358	$88,360,221
Vanguard Long-Term Bond ETF	268,249	23,453,010
Vanguard Mortgage-Backed Securities ETF	1,871,446	95,443,746
Vanguard Short-Term Corporate Bond ETF	409,557	32,010,975
Vanguard Total Bond Market ETF	3,028,715	238,359,871

		557,746,506

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional
Shares (seven-day effective yield 1.96%)	206,560	206,560

		206,560

Total Unaffiliated Investments (Cost $570,597,049)		557,953,066

TOTAL VALUE OF SECURITIES–99.97% (Cost $815,740,217)	797,329,230
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	213,286

NET ASSETS APPLICABLE TO 76,939,663 SHARES OUTSTANDING–100.00%	$797,542,516

*	Institutional Class shares.

**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes.

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional/Vanguard Total Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn, invest in U.S. and foreign fixed-income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$239,376,164
Unaffiliated Investment Companies	557,953,066

Total Investments	$797,329,230

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–30.01%@
Fixed Income Funds–28.00%@
*DFA Intermediate Term Extended Quality Portfolio	$135,292,324	$25,923,226	$3,137,888	$(204,580)	$(6,761,119)	$151,111,963	14,742,631	$3,335,717	$—
*DFA VA Global Bond Portfolio	28,411,722	4,430,359	981,661	(23,843)	179,466	32,016,043	2,997,757	—	—
*DFA VA Short-Term Fixed Portfolio	35,583,687	5,638,618	1,465,321	(12,334)	425,743	40,170,393	3,911,431	—	—
Money Market Fund–2.01%@
**LVIP Government Money Market Fund	14,232,957	2,393,456	548,648	—	—	16,077,765	1,607,777	142,073	3

Total	$213,520,690	$38,385,659	$6,133,518	$(240,757)	$(6,155,910)	$239,376,164		$3,477,790	$3

@	As a percentage of Net Assets as of September 30, 2018.

*	Institutional Class shares.

**	Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–22.84%
INVESTMENT COMPANY–22.84%
Equity Fund–22.84%
Vanguard Mega Cap 300 Value ETF	1,444,155	$115,590,166

Total Affiliated Investment (Cost $86,758,787)		115,590,166

UNAFFILIATED INVESTMENTS–76.68%
INVESTMENT COMPANIES–76.68%
Equity Funds–76.68%
Vanguard Dividend Appreciation ETF	412,951	45,713,676
Vanguard Mega Cap 300 Growth ETF	1,012,893	129,822,496
Vanguard Mid-Cap Growth ETF	61,598	8,777,715
Vanguard Mid-Cap Value ETF	76,231	8,619,439

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Real Estate ETF	119,667	$9,654,733
Vanguard Small-Cap Growth ETF	53,383	9,999,703
Vanguard Small-Cap Value ETF	105,147	14,653,286
Vanguard Total Stock Market ETF	1,007,084	150,710,121
†*Vanguard Variable Insurance Fund–Small Company Growth Portfolio	390,434	10,010,740

Total Unaffiliated Investments (Cost $256,151,231)		387,961,909

TOTAL VALUE OF SECURITIES–99.52% (Cost $342,910,018)	503,552,075
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	2,415,466

NET ASSETS APPLICABLE TO 24,443,987 SHARES OUTSTANDING–100.00%	$505,967,541

† Non-income producing.

* Institutional Class shares.

ETF–Exchange-Traded Fund

See accompanying notes.

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn, invest in U.S. stocks and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$115,590,166
Unaffiliated Investment Companies	387,961,909

Total Investments	$503,552,075

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–22.84%@
Equity Fund–22.84%@
‡Vanguard Mega Cap 300 Value ETF	$76,496,395	$38,217,962	$4,190,746	$(66,473)	$5,133,028	$115,590,166	1,444,155	$1,918,270	$—
Money Market Fund–0.00%@
*LVIP Government Money Market Fund	7,968,654	736,500	8,705,154	—	—	—	—	26,250	—

Total	$84,465,049	$38,954,462	$12,895,900	$(66,473)	$5,133,028	$115,590,166		$1,944,520	$—

@	As a percentage of Net Assets as of September 30, 2018.
*	Standard Class shares.
‡	Issuer considered an unaffiliated investment of the Fund at December 31, 2017.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.61%
International Equity Funds–99.49%
Vanguard FTSE All-World ex-U.S. ETF	1,140,043	$59,339,238
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	144,645	16,223,383
Vanguard FTSE Developed Markets ETF	1,840,576	79,641,724
Vanguard FTSE Emerging Markets ETF	1,018,221	41,747,061
Vanguard FTSE European ETF	757,765	42,601,548
Vanguard FTSE Pacific ETF	666,150	47,363,265
Vanguard Global ex-U.S. Real Estate ETF	228,904	12,857,538
*Vanguard VA International Portfolio	1,084,410	29,463,408

		329,237,165

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	388,401	$388,401

		388,401

Total Investment Companies (Cost $297,277,598)		329,625,566

TOTAL VALUE OF SECURITIES–99.61% (Cost $297,277,598)	329,625,566
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	1,279,551

NET ASSETS APPLICABLE TO 29,544,341 SHARES OUTSTANDING–100.00%	$330,905,117

*	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

VA–Variable Annuity

See accompanying notes.

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard International Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn invest in foreign stocks and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Investment Companies	$329,625,566

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–0.00%@
Money Market Fund–0.00%@
×**LVIP Government Money Market Fund	$5,316,509	$870,417	$6,186,926	$—	$—	$—	—	$28,546	$—

@	As a percentage of Net Assets as of September 30, 2018.
**	Standard Class shares.
×	Issuer was not an investment of the Fund at September 30, 2018.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Vanguard International Equity ETF Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.54%
Australia–6.04%
Accent Group	23,197	$27,332
Adairs	13,303	25,002
Adelaide Brighton	12,534	55,992
AGL Energy	5,329	75,115
Ainsworth Game Technology	6,705	5,865
Alliance Aviation Services	9,170	16,439
ALS	3,374	21,804
Altium	3,169	62,628
Alumina	10,954	21,933
Alumina ADR	2,200	17,655
AMA Group	23,132	18,560
Amaysim Australia	13,692	10,095
Amcor	15,074	149,061
AMP	101,940	235,063
Ansell	5,122	93,487
AP Eagers	6,505	37,147
APA Group	11,542	83,264
APN Outdoor Group	8,848	42,596
Apollo Tourism & Leisure	17,341	17,674
Appen	2,937	29,658
ARB	1,647	22,811
Aristocrat Leisure	6,690	137,532
ARQ Group	4,463	7,614
Asaleo Care	27,290	14,302
ASX	526	24,205
Atlas Arteria	18,854	95,128
AUB Group	987	9,503
†Aurelia Metals	21,936	11,575
Aurizon Holdings	131,158	389,659
Ausdrill	25,394	32,490
AusNet Services	34,560	40,595
Austal	16,268	23,166
Australia & New Zealand Banking Group	40,014	815,082
†Australian Agricultural	17,102	15,885
Australian Finance Group	15,079	16,295
Australian Pharmaceutical Industries	32,365	40,356
Automotive Holdings Group	8,745	13,970
Aveo Group	22,000	32,123
Bank of Queensland	13,777	109,745
Bapcor	8,121	44,966
Beach Energy	101,472	156,967
Bega Cheese	6,572	32,351
†Bellamy’s Australia	3,466	25,630
Bendigo & Adelaide Bank	18,882	146,725
BHP Billiton	45,795	1,146,354
BHP Billiton ADR	4,100	204,344
Bingo Industries	7,312	16,596
Blackmores	373	35,703
BlueScope Steel	28,904	354,767
Boral	36,919	184,406
Brambles	20,719	163,246

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Bravura Solutions	8,353	$26,627
Breville Group	5,111	48,324
Brickworks	3,510	44,452
BWX	2,317	6,029
Cabcharge Australia	7,280	11,946
Caltex Australia	13,411	289,855
Capitol Health	68,459	14,351
†Cardno	10,023	8,513
carsales.com	8,496	88,804
Cedar Woods Properties	3,504	14,564
Challenger	17,382	140,723
CIMIC Group	1,187	44,068
Citadel Group	3,806	22,257
Cleanaway Waste Management	104,872	142,517
Coca-Cola Amatil	13,105	92,456
Cochlear	828	120,087
Codan	7,058	16,428
Collins Foods (Australian Securities Exchange)	10,696	47,859
Commonwealth Bank of Australia	20,840	1,075,734
Computershare	7,588	109,425
†Cooper Energy	46,400	15,261
Corporate Travel Management	2,151	47,470
Costa Group Holdings	11,614	59,858
Credit Corp Group	1,365	21,964
Crown Resorts	6,983	69,102
†CSG	12,526	1,720
CSL	2,709	393,814
CSR	42,583	116,045
†Decmil Group	18,000	10,019
Domain Holdings Australia	8,039	20,338
Domino’s Pizza Enterprises	2,076	79,834
Downer EDI	27,411	156,333
DuluxGroup	15,935	88,348
Eclipx Group	16,633	30,900
Elders	8,415	43,127
†Energy World	39,810	5,468
ERM Power	5,246	6,390
Estia Health	11,704	20,051
EVENT Hospitality & Entertainment	6,614	70,758
Evolution Mining	50,407	96,557
Fairfax Media	80,391	47,941
Flight Centre Travel Group	2,450	94,145
Fortescue Metals Group	85,542	242,389
G8 Education	29,814	43,102
Genworth Mortgage Insurance Australia	15,397	27,379
GrainCorp Class A	14,156	80,838
Greencross	5,677	17,399
GUD Holdings	3,606	37,717
GWA Group	14,620	32,972
Hansen Technologies	12,748	34,372

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Harvey Norman Holdings	39,577	$100,701
Healthscope	73,872	112,137
HT&E	12,146	26,339
Huon Aquaculture Group	4,157	14,123
IDP Education	5,679	42,323
Iluka Resources	3,994	28,726
†Imdex	35,738	30,742
IMF Bentham	8,126	17,798
Incitec Pivot	52,179	150,116
Independence Group	24,619	82,929
Infomedia	17,374	16,452
Inghams Group	14,170	39,742
Insurance Australia Group	20,107	106,391
Integral Diagnostics	9,867	19,614
Integrated Research	6,964	13,743
InvoCare	4,670	41,724
IOOF Holdings	8,231	48,431
IPH	9,773	42,528
IRESS	5,347	49,164
iSelect	18,420	9,320
iSentia Group	6,749	1,610
IVE Group	13,275	20,631
James Hardie Industries CDI	5,467	82,830
Japara Healthcare	13,564	13,580
JB Hi-Fi	8,291	150,967
Kogan.com	2,541	10,396
Lifestyle Communities	3,480	15,118
Link Administration Holdings (Australian Securities Exchange)	4,780	26,882
Lovisa Holdings	2,325	17,327
†Lynas	15,415	17,773
MACA	12,400	10,890
†Macmahon Holdings	102,720	19,305
Macquarie Group	4,569	416,273
Magellan Financial Group	4,182	83,706
†Mayne Pharma Group	92,739	87,147
McMillan Shakespeare	4,064	50,146
McPherson’s	8,569	9,787
Medibank	58,182	122,385
†Mesoblast	22,446	34,884
†Metals X	25,981	11,080
Metcash	74,480	161,514
Mineral Resources	11,078	127,323
†MMA Offshore	114,419	20,263
Monadelphous Group	5,859	68,102
Monash IVF Group	15,268	12,085
Money3	12,540	19,942
Mortgage Choice	11,418	11,225
Myer Holdings	88,520	32,633
MYOB Group	23,584	51,484
MyState	5,286	18,455
National Australia Bank	40,380	811,737

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Navigator Global Investments	2,382	$9,160
Navitas	8,596	27,775
New Hope	12,612	36,010
Newcrest Mining	10,049	140,993
nib holdings	21,918	92,684
Nick Scali	2,060	9,590
Nine Entertainment Holdings	44,338	72,432
Northern Star Resources	21,300	127,793
†NRW Holdings	29,414	44,437
=Nufarm	7,971	38,604
OFX Group	8,551	14,093
Oil Search	5,497	35,881
†OM Holdings	23,197	25,571
oOh!media(Australian Securities Exchange)	13,351	49,508
Orica	16,321	200,914
†Origin Energy	29,169	174,161
Orora	60,707	145,688
OZ Minerals	21,202	142,990
Pacific Current Group	1,154	5,405
Pact Group Holdings	10,178	27,369
Pendal Group	17,975	114,210
Perpetual	2,503	77,022
†Perseus Mining	96,454	26,494
Pioneer Credit	5,416	12,959
Platinum Asset Management	8,764	33,956
†PMP	27,788	3,816
†Praemium	19,514	15,657
Premier Investments	3,258	43,568
Primary Health Care	32,532	71,488
Pro Medicus	1,812	16,320
Qantas Airways	9,894	42,196
QBE Insurance Group	27,064	217,543
Qube Holdings	53,775	106,119
†=Quintis	11,219	547
†Ramelius Resources	60,311	20,926
Ramsay Health Care	2,257	89,617
RCR Tomlinson	9,320	7,242
REA Group	640	39,753
Reece	3,440	28,173
Regis Healthcare	6,738	14,076
Regis Resources	33,270	89,463
Reject Shop	2,536	8,689
Reliance Worldwide	17,224	64,368
Resolute Mining	67,381	52,846
Ridley	9,945	10,963
Rio Tinto (Australian Securities Exchange)	9,742	554,628
Sandfire Resources	13,634	73,225
Santos	36,164	189,785
†Saracen Mineral Holdings	31,831	42,912
Scottish Pacific Group	7,335	22,905

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
SeaLink Travel Group	3,385	$10,521
SEEK	9,296	139,499
Select Harvests	6,881	26,461
†Senex Energy	51,921	18,766
Servcorp	2,368	6,847
Service Stream	21,301	27,715
Seven Group Holdings	4,010	65,596
Seven West Media	80,912	58,487
SG Fleet Group	6,686	18,220
Sigma Healthcare	22,208	10,113
Silver Chef	1,005	1,518
†Silver Lake Resources	56,622	21,079
Sims Metal Management	9,057	82,818
SmartGroup	2,355	20,275
Sonic Healthcare	5,623	101,249
South32	55,145	156,257
South32 ADR	2,400	33,624
Southern Cross Media Group	48,883	45,582
Spark Infrastructure Group	62,207	100,725
SpeedCast International	13,963	40,474
St Barbara	37,653	94,989
†Stanmore Coal	20,026	12,739
Star Entertainment Group	31,827	119,402
Suncorp Group	17,019	177,890
†Sundance Energy Australia	601,822	35,237
Super Retail Group	7,541	48,350
Sydney Airport	8,222	40,949
Tabcorp Holdings	37,375	131,570
Tassal Group	14,437	47,170
Technology One	8,398	33,873
Telstra	43,318	99,887
Thorn Group	8,175	3,516
TPG Telecom	23,933	147,742
Transurban Group	7,882	63,926
Treasury Wine Estates	1,807	22,845
Villa World	10,756	16,250
†Village Roadshow	4,006	7,210
†Virgin Australia Holdings	38,668	6,149
Virtus Health	5,888	23,834
Vita Group	15,195	11,203
†Vocus Group	43,135	102,271
Webjet	3,768	42,027
Webster	18,826	23,542
Wesfarmers	9,428	339,729
Western Areas	7,962	15,309
†Westgold Resources	5,951	5,463
Westpac Banking	37,243	751,906
Westpac Banking ADR	1,600	32,016
Whitehaven Coal	62,311	245,026
WiseTech Global	2,473	39,488
Woodside Petroleum	11,274	314,404
Woolworths Group	7,594	154,140

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
WorleyParsons	8,583	$126,752
WPP AUNZ	29,030	18,047

		21,170,815

Austria–0.56%
Agrana Beteiligungs	660	14,789
ANDRITZ	2,472	144,223
AT&S Austria Technologie & Systemtechnik	2,359	54,504
†Atrium European Real Estate	6,949	30,820
CA Immobilien Anlagen	2,001	71,510
DO & CO	342	29,821
†Erste Group Bank	6,746	280,245
EVN	2,202	43,156
FACC	968	22,073
Flughafen Wien	326	13,285
Kapsch TrafficCom	264	10,973
Lenzing	898	93,888
Mayr Melnhof Karton	477	59,923
Oesterreichische Post	1,099	45,961
OMV	2,874	161,471
Palfinger	713	23,841
POLYTEC Holding	1,389	17,675
Porr	855	25,314
Raiffeisen Bank International	5,663	163,061
Rosenbauer International	188	10,958
S IMMO	1,531	30,574
Schoeller-Bleckmann Oilfield Equipment	393	43,097
†Semperit Holding	457	8,108
Strabag	1,111	43,857
†Telekom Austria	7,718	59,770
UBM Development	240	11,230
UNIQA Insurance Group	7,394	73,872
Verbund	668	32,900
Vienna Insurance Group	1,697	48,430
voestalpine	5,657	258,782
Wienerberger	1,159	28,985
†Zumtobel Group	329	3,136

		1,960,232

Belgium–1.09%
Ackermans & van Haaren	1,374	239,133
Ageas	6,162	331,320
†AGFA-Gevaert	17,613	80,858
Anheuser-Busch InBev	5,405	472,041
Anheuser-Busch InBev ADR	1,200	105,084
Atenor	229	13,055
Barco	316	42,339
Bekaert	1,956	48,645
bpost	3,087	50,107
Cie d’Entreprises CFE	740	89,354

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Colruyt	2,723	$154,125
Deceuninck	2,600	6,475
D’ieteren	1,540	67,802
Econocom Group	3,074	9,993
Elia System Operator	1,056	68,047
Euronav	7,649	66,074
EVS Broadcast Equipment	474	9,400
†Exmar	2,088	12,897
Fagron	1,998	38,624
†Galapagos	316	35,743
Jensen-Group	278	11,103
KBC Group	4,143	308,336
Kinepolis Group	664	39,703
Lotus Bakeries	13	38,036
Melexis	534	41,323
†Nyrstar	3,808	9,064
Ontex Group	3,084	65,705
Orange Belgium	2,250	35,371
Picanol	88	8,582
Proximus	3,525	84,228
Recticel	4,441	48,778
Resilux	61	10,156
Sioen Industries	782	21,791
Sipef	212	12,824
Solvay Class A	3,921	525,811
†Telenet Group Holding	1,271	69,977
TER Beke	48	7,691
†Tessenderlo Group	1,566	58,183
UCB	2,964	266,361
Umicore	3,504	195,971
Van de Velde	150	4,424

		3,804,534

Canada–8.87%
†5N Plus	6,300	16,096
Absolute Software	1,400	8,118
Acadian Timber Class C	800	11,285
†Advantage Oil & Gas	4,200	11,706
†Advantage Oil & Gas (New York Shares)	4,123	11,455
Aecon Group	4,300	54,031
Ag Growth International	600	29,237
AGF Management Class B	5,000	23,652
Agnico Eagle Mines	4,985	170,487
AGT Food & Ingredients	800	10,919
†Aimia	10,261	35,987
†Air Canada	5,006	106,968
AirBoss of America	1,300	11,685
†Alacer Gold	23,300	36,078
Alamos Gold	14,418	66,193
Alamos Gold Class A	5,800	26,738
Alaris Royalty	1,989	31,244

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Alcanna	1,420	$11,818
†Alexco Resource	6,700	6,899
Algonquin Power & Utilities	6,021	62,277
Algonquin Power & Utilities (New York Shares)	2,198	22,771
Alimentation Couche-Tard Class B	2,700	135,057
†Alio Gold	3,300	2,632
AltaGas	5,000	79,549
Altus Group	2,098	49,719
†Amerigo Resources	14,300	8,525
Andrew Peller Class A	1,500	19,080
ARC Resources	18,800	209,592
†Argonaut Gold	15,000	16,607
†Aritzia	2,100	27,818
†Asanko Gold	4,900	3,869
Atco	1,300	37,994
†Athabasca Oil	26,708	32,877
†ATS Automation Tooling Systems	3,200	59,508
†Aurora Cannabis	8,247	79,236
AutoCanada	1,479	15,607
†B2Gold	54,360	123,732
Badger Daylighting	1,700	38,958
Bank of Montreal	2,000	164,967
Bank of Montreal (New York Shares)	10,816	892,644
Bank of Nova Scotia	5,700	339,754
Bank of Nova Scotia (New York Shares)	10,242	610,730
Barrick Gold	62,071	686,714
Barrick Gold (New York Shares)	8,369	92,729
†Bausch Health	14,262	366,106
†Baytex Energy	33,895	98,405
BCE	1,429	57,895
†Bellatrix Exploration	1,298	1,357
Birchcliff Energy	11,953	48,121
Bird Construction	622	3,799
†Black Diamond Group	2,500	6,465
†BlackBerry	5,967	67,540
†BlackBerry (New York Shares)	1,400	15,932
†BlackPearl Resources	23,145	21,144
BMTC Group	600	7,651
†BNK Petroleum	23,000	7,568
†Bombardier Class B	30,946	110,209
Bonavista Energy	10,324	11,909
Bonterra Energy	2,713	40,328
Boralex Class A	3,196	44,613
Brookfield Asset Management Class A	2,800	124,625
Brookfield Asset Management (New York Shares) Class A	2,995	133,367
BRP	951	44,610
CAE	2,800	56,839
CAE (New York Shares)	2,826	57,424
†Calfrac Well Services	11,500	38,551

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Calian Group	600	$13,936
Cameco	9,736	111,030
Cameco (New York Shares)	6,173	70,372
Canaccord Genuity Group	5,700	30,449
†Canacol Energy	4,600	14,352
Canadian Imperial Bank of Commerce	600	56,221
Canadian Imperial Bank of Commerce (New York Shares)	5,307	497,637
Canadian National Railway	1,700	152,541
Canadian National Railway (New York Shares)	2,917	261,947
Canadian Natural Resources	13,955	455,929
Canadian Natural Resources (New York Shares)	10,269	335,386
Canadian Pacific Railway	867	183,752
Canadian Tire Class A	1,309	153,373
Canadian Utilities Class A	1,000	24,589
Canadian Western Bank	5,745	151,670
†Canfor	6,500	121,178
Canfor Pulp Products	2,900	54,917
†Canopy Growth	1,000	48,581
CanWel Building Materials Group	6,028	26,135
Capital Power	3,488	76,989
†Capstone Mining	14,500	8,869
Cardinal Energy	4,400	18,157
Cascades	5,987	58,449
CCL Industries Class B	2,000	90,148
†Celestica	7,808	84,561
Cenovus Energy	14,310	143,693
Cenovus Energy (New York Shares)	7,593	76,158
†Centerra Gold	10,627	42,371
Cervus Equipment	700	7,392
CES Energy Solutions	10,201	33,644
†CGI Group Class A	900	58,028
†CGI Group (New York Shares) Class A	1,413	91,110
†China Gold International Resources	14,900	21,456
CI Financial	7,900	125,443
Cineplex	4,556	123,454
Clearwater Seafoods	2,700	12,124
Cogeco	1,000	45,105
Cogeco Communications	1,366	68,424
Colliers International Group	500	38,730
Colliers International Group(New York Shares)	997	77,317
Computer Modelling Group	4,100	26,822
Constellation Software	300	220,618
†Copper Mountain Mining	18,300	16,718
Corby Spirit and Wine	700	10,926
Corus Entertainment Class B	5,500	17,842
Cott	5,200	83,939
Cott (New York Shares)	3,177	51,309
Crescent Point Energy	25,727	163,725

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Crescent Point Energy (New York Shares)	2,503	$15,894
†Crew Energy	5,725	8,333
†CRH Medical	1,667	6,585
†Delphi Energy	4,020	2,396
†Denison Mines	25,260	16,623
†Descartes Systems Group	700	23,730
†Detour Gold	6,995	56,538
DHX Media	7,383	10,632
Dollarama	2,400	75,606
Dorel Industries Class B	1,100	19,494
†DREAM Unlimited	2,000	12,511
†Dundee Precious Metals	9,200	21,653
ECN Capital	12,330	35,988
E-L Financial Class L	100	63,494
†Eldorado Gold	27,866	24,379
Element Fleet Management	8,600	44,277
Emera	809	25,153
Empire Class A	3,015	54,948
Enbridge	3,215	103,744
Enbridge (New York Shares)	3,855	124,478
Enbridge Income Fund Holdings	5,195	126,170
Encana	15,077	197,618
Encana (New York Shares)	11,773	154,344
†Endeavour Mining	2,394	37,365
Enercare	4,170	93,431
Enerflex	4,900	62,708
Enerplus	12,700	156,827
Enerplus (New York Shares)	7,001	86,392
Enghouse Systems	800	50,831
Ensign Energy Services	9,100	43,892
Equitable Group	556	29,646
Evertz Technologies	800	10,182
Exchange Income	808	20,687
Exco Technologies	2,400	17,559
Extendicare	5,000	29,768
Fairfax Financial Holdings	800	434,632
Fiera Capital	3,700	35,750
Finning International	5,700	139,229
First Capital Realty	2,800	42,271
†First Majestic Silver	7,428	42,153
First National Financial	1,200	27,035
First Quantum Minerals	13,914	158,460
FirstService	1,100	92,938
FirstService	200	16,932
Fortis	2,400	77,817
Fortis (New York Shares)	1,472	47,722
†Fortuna Silver Mines	10,327	45,093
Franco-Nevada	199	12,447
†Frontera Energy	2,600	36,756
Gamehost	1,600	14,369
†GDI Integrated Facility Services	100	1,436

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Gear Energy	24,579	$22,264
Genworth MI Canada	2,441	80,488
George Weston	1,817	137,536
Gildan Activewear	1,700	51,725
Gildan Activewear (New York Shares)	499	15,185
Gluskin Sheff + Associates	900	10,396
GMP Capital	3,200	5,649
goeasy	900	35,599
Goldcorp	6,307	64,259
Goldcorp (New York Shares)	12,245	124,899
†Golden Star Resources	15,300	11,253
†Gran Tierra Energy	33,675	128,271
Granite Oil	866	1,234
†Great Canadian Gaming	2,073	74,308
Great-West Lifeco	3,369	81,744
†Guyana Goldfields	5,522	12,184
†Heroux-Devtek	2,187	26,210
High Liner Foods	600	3,739
†Home Capital Group	4,712	54,721
Horizon North Logistics	13,100	29,919
Hudbay Minerals	11,499	58,223
Hudbay Minerals (New York Shares)	2,400	12,120
Hudson’s Bay	6,100	45,810
Husky Energy	17,684	310,512
Hydro One	1,800	27,370
†IAMGOLD	30,700	112,898
†IBI Group	2,100	7,365
IGM Financial	2,100	57,717
†Imperial Metals	3,600	5,491
Imperial Oil	1,600	51,779
Imperial Oil (New York Shares)	2,001	64,772
Industrial Alliance Insurance & Financial Services	4,923	196,859
Information Services	1,000	13,161
Innergex Renewable Energy	8,151	81,911
Intact Financial	2,335	194,154
Inter Pipeline	7,900	137,003
†Interfor	7,236	107,113
†Intertain Group	1,100	10,816
Intertape Polymer Group	2,727	40,473
Jamieson Wellness	900	18,576
Just Energy Group	1,946	6,041
Just Energy Group (New York Shares)	2,000	6,200
K-Bro Linen	800	23,746
†Kelt Exploration	6,500	42,322
Keyera	2,500	66,988
†Kinaxis	600	45,119
Kinder Morgan Canada	1,800	23,732
†Kinross Gold	118,832	323,841
Kirkland Lake Gold	6,400	121,296
Lassonde Industries Class A	100	18,312
Laurentian Bank of Canada	2,687	88,620

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Leon’s Furniture	1,469	$20,028
Linamar	3,776	173,971
Loblaw	4,033	207,200
Lucara Diamond	28,465	47,601
Lundin Mining	55,309	292,892
Magellan Aerospace	1,000	14,052
Magna International	3,400	178,601
Magna International (New York Shares)	5,297	278,251
†Major Drilling GroupInternational	3,266	12,263
†Mandalay Resources	14,708	1,651
Manulife Financial	9,853	176,136
Manulife Financial (New York Shares)	12,539	224,197
Maple Leaf Foods	2,822	67,860
Martinrea International	9,900	101,096
Maxar Technologies	2,965	97,651
Medical Facilities	2,453	27,252
†MEG Energy	10,338	64,270
Methanex	200	15,788
Methanex (New York Shares)	1,787	141,352
Metro Class A	3,171	98,642
Morguard	200	28,009
Morneau Shepell	2,000	41,915
Mountain Province Diamonds	4,500	9,476
MTY Food GroupClass I	600	29,846
Mullen Group	5,700	67,739
National Bank of Canada	11,822	590,436
Nevsun Resources	13,900	61,663
†New Gold	22,577	17,829
†New Gold (New York Shares)	2,694	2,137
NFI Group	2,200	85,622
Norbord	1,896	62,890
Norbord	1,200	39,763
North American Construction Group	1,200	11,760
North American Construction Group	1,200	11,706
North West	2,700	58,781
Northland Power	4,546	76,374
Nutrien	1,892	109,244
Nutrien (New York Shares)	5,328	307,426
†NuVista Energy	9,000	52,259
†Obsidian Energy	20,800	19,485
OceanaGold	43,914	132,594
Onex	1,600	109,417
Open Text	4,198	159,692
Osisko Gold Royalties	5,200	39,453
Osisko Gold Royalties	2,306	17,503
†Painted Pony Energy	8,554	21,722
Pan American Silver	11,419	168,326
Pan American Silver (New York Shares)	6,195	91,438
†Paramount Resources Class A	4,400	51,540
†Parex Resources	12,160	206,644

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Parkland Fuel	2,744	$92,221
Pason Systems	2,362	35,824
Pembina Pipeline	1,748	59,397
Pembina Pipeline (New York Shares)	1,893	64,343
†Pengrowth Energy	23,764	20,606
Peyto Exploration & Development	14,495	124,902
†PHX Energy Services	2,800	6,850
Pizza Pizza Royalty	900	6,661
†Points International	700	9,828
Polaris Infrastructure	900	8,104
Pollard Banknote	800	15,397
†Precision Drilling	13,907	48,020
†Precision Drilling (New York Shares)	5,200	17,992
†Premier Gold Mines	11,196	15,169
Premium Brands Holdings	1,100	80,249
†Pretium Resources	2,371	18,026
Quarterhill	7,500	10,510
Quebecor Class B	4,400	88,228
Recipe Unlimited	1,200	27,026
Restaurant Brands International	969	57,376
Richelieu Hardware	2,500	57,872
Ritchie Bros Auctioneers	1,492	53,906
Rocky Mountain Dealerships	1,200	9,523
Rogers Communications Class B	500	25,715
Rogers Communications (New York Shares) Class B	1,100	56,551
Rogers Sugar	5,200	22,303
†Roxgold	25,200	15,998
Royal Bank of Canada	2,600	208,419
Royal Bank of Canada (New York Shares)	7,804	625,803
Russel Metals	5,040	104,573
†Sandstorm Gold	8,400	31,281
Saputo	3,200	95,184
Secure Energy Services	9,000	58,948
†SEMAFO	21,500	50,602
†Seven Generations Energy Class A	21,796	259,868
Shaw Communications Class B	9,172	178,762
ShawCor	3,461	66,157
†Shopify Class A	200	32,873
Sienna Senior Living	700	9,278
†Sierra Wireless	900	18,137
†Sierra Wireless (Nasdaq Stock Market)	507	10,191
Sleep Country Canada Holdings	1,300	29,026
SNC-Lavalin Group	2,189	89,261
†Spin Master	1,100	43,620
Sprott	5,700	13,283
†SSR Mining	5,462	47,488
†SSR Mining	2,603	22,672
Stantec	2,500	62,188
Stantec (New York Shares)	2,136	53,080
†Stars Group	4,516	112,448

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Stella-Jones	1,500	$50,215
†STEP Energy Services	2,800	12,551
Stuart Olson	2,000	8,826
Sun Life Financial	2,300	91,437
Sun Life Financial (New York Shares)	5,322	211,603
Suncor Energy	13,192	510,460
Suncor Energy (New York Shares)	24,272	939,084
†SunOpta	4,163	30,598
Superior Plus	11,200	109,949
Surge Energy	21,900	44,931
†Tahoe Resources	7,972	22,034
†Tahoe Resources (New York Shares)	4,400	12,276
†Tamarack Valley Energy	11,960	46,575
†Taseko Mines	18,300	14,451
Teck Resources Class B	8,254	198,929
Teck Resources (New York Shares) Class B	20,681	498,412
†Teranga Gold	9,160	25,388
TFI International	4,900	177,844
Thomson Reuters	1,000	45,632
Thomson Reuters (New York Shares)	300	13,704
Tidewater Midstream and Infrastructure	4,684	5,004
Timbercreek Financial	2,065	14,948
TMX Group	1,918	128,728
TORC Oil & Gas	6,234	31,902
†Torex Gold Resources	1,500	12,740
Toromont Industries	1,400	72,371
Toronto-Dominion Bank	7,400	449,678
Toronto-Dominion Bank (New York Shares)	5,265	320,112
Torstar Class B	2,100	2,195
Total Energy Services	1,899	15,966
Tourmaline Oil	11,100	195,420
TransAlta	9,688	54,529
TransAlta (New York Shares)	11,388	63,773
TransAlta Renewables	4,464	39,744
TransCanada	1,098	44,425
Transcontinental Class A	6,300	111,694
TransGlobe Energy	4,400	14,682
†Trican Well Service	12,870	23,017
†Trinidad Drilling	20,800	29,791
†Trisura Group	500	10,657
†Turquoise Hill Resources	33,041	70,346
Uni-Select	1,700	28,942
Valener	1,400	20,691
Vermilion Energy	3,028	99,773
Vermilion Energy (New York Shares)	1,000	32,940
Wajax	1,900	38,422
Waste Connections	600	47,862
†Wesdome Gold Mines	14,900	40,836
West Fraser Timber	3,000	170,735

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Western Forest Products	44,500	$72,694
Westjet Airlines	1,300	20,643
Westshore Terminals Investment	2,900	60,261
Wheaton Precious Metals	1,870	32,719
Wheaton Precious Metals (New York Shares)	5,200	91,000
Whitecap Resources	21,400	129,893
Winpak	2,195	80,958
WSP Global	444	24,299
Yamana Gold	59,084	147,293
†Yangarra Resources	11,300	42,168
ZCL Composites	2,300	12,981

		31,063,268

Denmark–1.76%
†ALK-Abello Class A	322	53,743
Alm Brand	2,384	20,377
Ambu Class B	3,180	76,394
AP Moller - Maersk Class A	50	65,586
AP Moller - Maersk Class B	71	99,709
†Bang & Olufsen	1,372	31,700
†Bavarian Nordic	821	21,641
Brodrene Hartmann	211	11,596
Carlsberg Class B	1,750	209,905
Chr Hansen Holding	1,372	139,274
Coloplast Class B	547	55,936
Columbus	4,653	11,939
†D/S Norden	2,354	35,770
Danske Bank	6,956	182,702
Dfds	1,405	69,562
DSV	4,845	440,530
FLSmidth & Co.	1,938	120,603
†Genmab	647	101,741
GN Store Nord	8,046	391,971
H Lundbeck	2,308	142,550
†H+H International Class B	1,148	20,984
IC Group	491	4,808
ISS	6,715	236,278
Jeudan	76	11,549
Jyske Bank	4,167	201,833
Matas	3,162	30,917
†Nilfisk Holding	2,064	105,242
†NKT	979	25,424
NNIT	488	13,539
Novo Nordisk Class B	12,030	566,391
Novo Nordisk ADR	2,700	127,278
Novozymes Class B	4,468	245,281
Orsted	771	52,373
Pandora	5,812	362,950
Per Aarsleff Holding Class B	1,112	42,071
Ringkjoebing Landbobank	1,435	75,963
Rockwool International Class A	198	70,286

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Rockwool International Class B	377	$161,415
Royal Unibrew	3,696	304,408
RTX	767	21,447
Scandinavian Tobacco Group	2,507	38,447
Schouw & Co.	676	56,097
SimCorp	1,167	101,022
Solar Class B	303	18,964
Spar Nord Bank	4,431	41,117
Sydbank	3,568	104,992
Topdanmark	2,824	129,001
Tryg	4,436	110,436
Vestas Wind Systems	6,238	421,895
†William Demant Holding	3,982	149,661
†Zealand Pharma	1,380	22,603

		6,157,901

Finland–1.76%
Ahlstrom-Munksjo	2,126	40,728
Aktia Bank	2,558	27,205
Alma Media	1,259	9,297
†Amer Sports Class A	6,620	270,553
†Asiakastieto Group	623	20,253
Aspo	1,168	13,968
Atria	742	7,986
Cargotec Class B	2,053	92,294
†Caverion	638	5,096
Citycon	19,495	40,652
Cramo	3,362	75,844
Elisa	4,071	172,664
Finnair	3,430	28,554
Fiskars	1,151	23,600
Fortum	12,107	303,487
F-Secure	2,413	8,713
Huhtamaki	6,263	200,770
Kemira	9,101	122,680
Kesko Class A	640	33,587
Kesko Class B	3,821	207,578
Kone Class B	2,104	112,420
Konecranes	2,515	96,303
Lassila & Tikanoja	2,087	39,254
Metsa Board	12,062	121,980
Metso	6,401	226,970
Neste	6,313	521,875
Nokia	76,701	425,410
Nokian Renkaat	6,335	259,567
Olvi Class A	782	25,967
Oriola Class B	10,932	35,857
Orion Class A	901	33,998
Orion Class B	4,228	160,129
Outokumpu	12,925	75,993
†Outotec	8,669	56,687
Ponsse	944	32,717

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Raisio	7,392	$24,160
Ramirent	4,940	39,920
Revenio Group	804	14,562
Sampo Class A	8,684	449,682
Sanoma	4,122	40,560
†Stockmann Class B	1,585	7,159
Stora Enso Class R	20,877	399,341
Technopolis	5,160	27,948
Tieto	2,711	83,852
Tikkurila	2,609	40,894
Tokmanni Group	2,662	23,242
UPM-Kymmene	17,553	688,841
Uponor	3,944	51,562
Vaisala Class A	830	17,924
Valmet	6,412	143,012
Wartsila	6,111	119,128
YIT	6,980	48,868

		6,151,291

France–8.00%
Accor	827	42,460
Actia Group	1,052	7,451
Aeroports de Paris	497	111,888
†Air France-KLM	23,439	244,163
Air Liquide	3,193	420,029
Airbus	3,380	424,536
Akka Technologies	602	43,615
AKWEL	593	12,503
Albioma	2,560	58,554
Alstom	4,985	222,774
Alten	1,675	172,306
Altran Technologies	10,359	89,844
Amundi	1,056	79,130
Arkema	4,730	585,971
Assystem	625	21,044
Atos	3,033	360,950
Aubay	366	16,807
AXA	22,440	603,149
Axway Software	477	9,127
Bastide le Confort Medical	242	10,565
Beneteau	1,847	29,679
Bigben Interactive	645	7,983
BioMerieux	715	59,605
BNP Paribas	12,998	795,464
Boiron	504	33,940
Bollore	21,949	94,800
Bonduelle	665	20,924
†Bourbon	1,171	7,464
Bouygues	7,398	319,785
Bureau Veritas	6,123	158,035
Capgemini	1,703	214,336
Carrefour	26,983	516,922

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Casino Guichard Perrachon	2,697	$113,418
†CGG	13,342	37,302
Chargeurs	777	19,053
Cie de Saint-Gobain	12,178	525,203
Cie des Alpes	539	18,712
Cie Generale des Etablissements Michelin	5,889	703,913
Cie Plastic Omnium	5,008	188,856
CNP Assurances	4,598	110,827
Coface	5,409	51,309
Credit Agricole	13,072	187,985
Danone	4,318	334,395
Dassault Aviation	6	11,104
Dassault Systemes	1,117	166,975
Derichebourg	4,013	21,423
Devoteam	373	47,811
Edenred	5,397	205,719
Eiffage	5,045	563,257
Electricite de France	18,049	316,956
Electricite de Strasbourg	55	7,216
Elior Group	5,976	92,559
Elis	11,423	268,967
Engie	24,215	356,074
Eramet	660	69,771
†Erytech Pharma	867	7,348
EssilorLuxottica	2,705	400,275
Esso SA Francaise	184	9,176
†Etablissements Maurel et Prom	5,157	32,872
Eurofins Scientific	251	142,506
Euronext	2,539	166,999
Europcar Mobility Group	6,415	60,255
Eutelsat Communications	17,127	404,865
Exel Industries Class A	95	10,743
Faurecia	4,343	261,400
†Fnac Darty	1,176	92,779
Gaztransport Et Technigaz	801	60,729
Getlink	5,663	72,325
GL Events	693	15,754
Groupe Crit	390	32,104
Groupe Open	435	12,702
Guerbet	783	59,092
Haulotte Group	610	8,301
Hermes International	204	135,149
†ID Logistics Group	130	23,305
Iliad	164	21,421
Imerys	2,184	161,273
Ingenico Group	3,462	263,040
Ipsen	679	114,154
IPSOS	2,079	63,628
Jacquet Metal Service	1,315	31,452
JCDecaux	1,807	66,088
Kaufman & Broad	1,431	67,123

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Kering	436	$233,721
Korian	3,114	113,382
Lagardere	10,890	335,188
Le Belier	321	14,162
Lectra	2,401	62,583
Legrand	3,922	285,877
Linedata Services	218	9,605
LISI	2,070	74,625
LNA Sante	292	18,104
L’Oreal	954	230,057
LVMH Moet Hennessy Louis Vuitton	1,645	581,764
Maisons du Monde	2,540	74,140
Maisons France Confort	195	8,547
Manitou BF	943	34,872
Manutan International	120	10,227
Mersen	822	28,870
Metropole Television	1,918	38,659
Natixis	24,220	164,337
Neopost	1,745	53,042
Nexans	1,167	36,692
Nexity	3,052	168,601
Oeneo	1,987	25,608
Orange	44,651	712,050
Orange ADR	1,900	30,191
Orpea	1,465	189,485
Pernod Ricard	402	65,951
Peugeot	32,370	873,057
†Pierre & Vacances	210	6,839
Plastivaloire	1,424	20,667
Publicis Groupe	6,867	410,446
Rallye	1,545	18,100
†Recylex	1,894	17,702
Renault	5,120	442,871
Rexel	16,454	247,109
Robertet	45	28,214
Rothschild & Co.	2,248	95,266
Rubis	3,404	184,252
Safran	1,748	244,962
Sanofi	6,591	585,874
Sartorius Stedim Biotech	594	81,725
Savencia	292	22,240
Schneider Electric	5,292	425,798
SCOR	6,725	312,322
SEB	1,026	174,635
SES FDR	25,119	551,207
Societe BIC	1,568	143,548
Societe Generale	8,765	376,229
Societe pour l’Informatique Industrielle	665	20,692
Sodexo	1,679	178,058
†SOITEC	441	30,568
†Solocal Group	24,875	28,881

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Somfy	487	$43,255
Sopra Steria Group	904	144,948
SPIE	4,989	99,283
†Stallergenes Greer	249	8,890
†Ste Industrielle d’Aviation Latecoere	4,124	19,201
Stef	359	37,388
STMicroelectronics	11,773	214,194
STMicroelectronics (New York Shares)	1,700	31,178
Suez	7,840	111,416
Synergie	615	23,206
Tarkett	3,351	85,751
†Technicolor	9,951	11,923
Teleperformance	2,918	550,541
Television Francaise 1	5,220	55,092
†Tessi	54	8,652
Thales	1,927	273,739
Thermador Groupe	282	17,811
TOTAL	28,321	1,836,136
TOTAL ADR	4,876	313,966
Trigano	575	62,888
†Ubisoft Entertainment	6,574	713,051
Valeo	3,904	169,524
†Vallourec	20,867	122,592
Veolia Environnement	4,892	97,637
Vetoquinol	184	10,981
Vicat	1,228	74,782
Vilmorin & Cie	435	30,354
Vinci	4,502	428,722
†Virbac	217	36,029
Vivendi	8,579	220,828
†Worldline	650	41,621

		28,028,647

Germany–7.30%
1&1 Drillisch	779	37,897
Aareal Bank	3,414	142,777
adidas	1,101	269,597
ADO Properties	1,211	72,551
†ADVA Optical Networking	2,754	21,583
†AIXTRON	2,094	21,200
All for One Steeb	186	12,871
Allgeier	430	16,775
Allianz	4,921	1,096,997
Amadeus Fire	302	34,222
Aurubis	2,066	144,499
Axel Springer	2,206	148,426
BASF	17,849	1,586,390
Basler	48	9,140
Bauer	962	18,206
Bayer	7,581	673,435
Bayer ADR	980	21,697
Bayerische Motoren Werke	9,036	815,275

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
BayWa	899	$29,957
Bechtle	811	82,344
Beiersdorf	507	57,205
Bertrandt	246	22,721
Bilfinger	1,719	86,779
Borussia Dortmund & Co.	8,109	72,260
Brenntag	5,711	352,491
CANCOM	720	32,535
Carl Zeiss Meditec Class B	120	10,101
CECONOMY	5,079	35,877
CENIT	409	7,859
CENTROTEC Sustainable	677	10,438
Cewe Stiftung & Co	635	52,862
comdirect bank	823	10,549
†Commerzbank	20,543	214,067
CompuGroup Medical	998	57,658
Continental	2,278	396,599
†Corestate Capital Holding	348	16,162
Covestro	2,731	221,514
CropEnergies	1,890	10,138
CTS Eventim & Co.	2,438	109,319
Daimler	21,019	1,326,363
Deutsche Bank	29,170	332,853
Deutsche Bank (New York Shares)	4,280	48,621
Deutsche Boerse	2,951	395,390
Deutsche Lufthansa	13,159	323,288
Deutsche Pfandbriefbank	7,684	115,087
Deutsche Post	8,564	305,357
Deutsche Telekom	76,033	1,225,742
Deutsche Telekom ADR	4,300	68,907
Deutsche Wohnen	6,765	324,548
Deutz	10,278	91,528
†Dialog Semiconductor	792	17,301
DIC Asset	1,727	19,009
Diebold Nixdorf	590	38,772
Dr Hoenle	138	12,273
Draegerwerk & Co.	124	7,414
Duerr	2,688	120,997
E.ON	43,082	439,179
Eckert & Ziegler	210	10,826
†EDAG Engineering Group	532	10,612
Elmos Semiconductor	625	13,221
ElringKlinger	2,669	29,625
Energiekontor	647	11,456
Evonik Industries	6,459	231,351
Fielmann	1,134	68,267
First Sensor	589	12,309
Francotyp-Postalia Holding Class A	3,861	18,066
Fraport Frankfurt Airport Services Worldwide	1,647	145,522
Freenet	12,360	297,057
Fresenius & Co.	3,519	258,382

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fresenius Medical Care & Co	2,808	$288,791
FUCHS PETROLUB	1,252	61,779
GEA Group	3,942	140,418
Gerresheimer	2,231	188,444
†Gerry Weber International	1,052	3,420
Gesco	598	21,628
GFT Technologies	1,564	20,864
Grand City Properties	5,470	141,753
H&R & Co.	1,285	11,592
Hamburger Hafen und Logistik	2,165	50,877
Hannover Rueck	1,114	157,408
Hapag-Lloyd	1,517	57,348
HeidelbergCement	2,997	234,251
†Heidelberger Druckmaschinen	22,239	59,439
Hella & Co.	2,442	136,207
Henkel & Co.	473	50,222
HOCHTIEF	474	78,588
†HolidayCheck Group	3,631	13,490
Hornbach Baumarkt	449	13,710
Hornbach Holding & Co.	103	7,223
HUGO BOSS	2,667	205,361
Indus Holding	1,072	66,589
Infineon Technologies	12,615	286,635
†Innogy	2,901	123,108
Isra Vision	465	23,377
Jenoptik	1,073	39,542
K+S	12,746	267,561
KION Group	5,935	364,801
Kloeckner & Co	4,304	49,797
Koenig & Bauer	782	47,213
Krones	579	60,738
KWS Saat	39	15,056
LANXESS	5,339	391,023
LEG Immobilien	1,920	227,937
Leifheit	726	15,274
Leoni	1,918	78,943
Linde	1,759	416,014
MAN	787	85,572
†Manz	413	17,478
Merck	2,142	221,340
METRO	19,411	304,251
MLP	2,356	15,045
MTU Aero Engines	1,934	435,846
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	1,780	394,217
Nemetschek	752	110,012
†Nordex	3,181	34,222
Norma Group	2,584	165,158
OHB	238	9,202
OSRAM Licht	2,600	103,422
Paragon & Co.	108	4,683
PATRIZIA Immobilien	1,521	29,209

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Pfeiffer Vacuum Technology	445	$66,082
PNE	7,182	23,181
ProSiebenSat.1 Media	17,596	457,015
Puma	75	37,008
†QIAGEN	3,299	124,868
QSC	11,002	20,438
Rational	114	82,592
Rheinmetall	3,417	357,296
RHOEN-KLINIKUM	858	22,055
RIB Software	1,099	23,312
RTL Group	1,758	125,427
RWE	19,324	476,768
†S&T	737	21,581
SAF-Holland	2,227	33,665
Salzgitter	2,299	114,911
SAP	2,330	286,756
Scout24	2,351	109,622
SHW	537	18,143
Siemens	6,498	832,460
Siltronic	896	109,700
Sixt	1,046	130,190
Sixt Leasing	985	16,262
SMA Solar Technology	506	11,856
Software	1,442	65,730
Stabilus	1,248	103,023
STRATEC Biomedical	196	14,724
Stroeer & Co	2,308	131,949
Suedzucker	4,143	55,053
†SUESS MicroTec	815	13,248
Surteco Group	396	10,069
Symrise	2,556	233,316
TAG Immobilien	5,096	121,293
Takkt	1,454	23,027
Talanx	2,814	106,968
Technotrans	209	8,008
†Tele Columbus	2,040	5,886
Telefonica Deutschland Holding	18,736	79,204
thyssenkrupp	5,332	134,586
TLG Immobilien	2,739	71,489
†Tom Tailor Holding	3,269	15,303
Uniper	6,544	201,421
United Internet	3,758	177,801
VERBIO Vereinigte BioEnergie	2,083	14,221
Volkswagen	796	138,722
Vonovia	1,583	77,341
Vossloh	415	21,610
VTG	836	51,153
Wacker Chemie	1,166	146,615
Wacker Neuson	967	24,790
Washtec	578	50,734
Wirecard	876	189,889
Wuestenrot & Wuerttembergische	905	20,637

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
XING	119	$40,690
†Zalando	276	10,738
Zeal Network	283	7,064

		25,565,864

∎Hong Kong–2.66%
Agritrade Resources	340,000	74,703
AIA Group	106,000	946,483
Allied Properties	148,000	32,329
†Applied Development Holdings	125,000	10,379
APT Satellite Holdings	27,500	9,906
Asia Satellite Telecommunications Holdings	6,500	5,082
ASM Pacific Technology	13,500	137,443
Bank of East Asia	21,400	79,823
BOC Aviation	16,200	125,613
BOC Hong Kong Holdings	31,000	147,311
Bright Smart Securities & Commodities Group	48,000	9,994
†=Brightoil Petroleum Holdings	123,000	4,419
†Burwill Holdings	208,000	5,341
Cafe de Coral Holdings	24,000	54,877
Cathay Pacific Airways	22,000	33,162
Century City International Holdings	124,000	11,246
CGN Mining	155,000	7,128
China Display Optoelectronics Technology Holdings	192,000	15,206
China Flavors & Fragrances	38,000	13,009
China Goldjoy Group.	188,000	10,807
†China Shandong Hi-Speed Financial Group	432,000	13,741
Chinese Estates Holdings	17,000	19,631
Chong Hing Bank	8,000	14,430
Chow Sang Sang Holdings International	15,000	29,470
Chow Tai Fook Jewellery Group	32,000	32,906
Chuang’s Consortium International	88,000	18,436
CITIC Telecom International Holdings	159,000	54,230
CK Asset Holdings	18,680	140,189
CK Hutchison Holdings.	22,180	255,563
CK Infrastructure Holdings	11,000	87,119
CK Life Sciences International Holdings	84,000	5,150
CLP Holdings	8,000	93,660
CNQC International Holdings	42,500	9,718
Cowell e Holdings	68,000	10,250
CSI Properties	280,000	13,055
Dah Sing Banking Group	19,600	39,409
Dah Sing Financial Holdings	8,800	56,375
Eagle Nice International Holdings	4,000	1,650
Emperor International Holdings	44,000	11,635
†Esprit Holdings	109,700	26,345

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Fairwood Holdings	6,000	$21,001
Far East Consortium International	64,000	33,683
†FIH Mobile	173,000	19,889
First Pacific	172,000	84,810
†First Shanghai Investments	16,000	971
Galaxy Entertainment Group	17,000	107,820
Get Nice Holdings	192,000	6,107
Giordano International	126,000	63,255
†Global Brands Group Holding	358,000	18,750
†Gold-Finance Holdings Class FINANCE HOL	80,000	18,190
Goodbaby International Holdings	35,000	13,994
Guoco Group	4,000	66,527
Guotai Junan International Holdings	144,000	25,201
Haitong International Securities Group	127,984	44,796
Hang Lung Group	33,000	87,681
Hang Lung Properties	38,000	74,269
Hang Seng Bank	6,400	173,809
Hanison Construction Holdings	16,639	3,061
Henderson Land Development	17,011	85,508
HK Electric Investments	36,500	36,834
HKBN	29,000	49,714
HKR International	50,160	24,348
HKT Trust & HKT	151,000	207,548
Hong Kong & China Gas	27,346	54,284
Hong Kong Aircraft Engineering	1,200	10,700
Hong Kong Exchanges & Clearing	6,941	198,609
†Hong Kong Finance Investment Holding Group	158,000	21,192
Hong Kong International Construction Investment Management Group	50,000	11,561
Hongkong & Shanghai Hotels	27,500	38,501
Honma Golf	17,500	16,542
Hopewell Holdings	24,500	80,589
Hutchison Telecommunications Hong Kong Holdings	74,000	29,209
Hysan Development	13,000	65,678
†I-CABLE Communications	16,026	362
IGG	36,000	44,837
IT	50,000	26,953
ITC Properties Group	31,000	9,306
Jacobson Pharma	86,000	20,214
Johnson Electric Holdings	29,500	83,281
Kerry Logistics Network	28,500	47,546
Kerry Properties	27,000	91,571
Kingston Financial Group	186,000	49,420
Kowloon Development	35,000	37,690
Lai Sun Development	8,400	12,254
Lai Sun Garment International	14,200	18,321
†Landing International Development	34,800	11,202
Li & Fung	286,000	63,934
Lifestyle International Holdings	28,500	55,920

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Liu Chong Hing Investment	10,000	$15,201
L’Occitane International	27,750	49,840
Luk Fook Holdings International	22,000	76,581
Macau Legend Development	150,000	27,209
Man Wah Holdings	114,400	68,538
Melco International Development	53,000	105,887
Melco Resorts & Entertainment ADR	600	12,690
MGM China Holdings	20,400	32,313
Microport Scientific	31,000	41,025
Midland Holdings	52,000	13,816
Miramar Hotel & Investment	10,000	18,778
†Mongolian Mining	355,000	7,346
MTR	18,000	94,733
NagaCorp	106,000	111,032
Nameson Holdings	38,000	5,097
New World Development	131,077	178,825
†NewOcean Energy Holdings	62,000	19,245
NWS Holdings	48,058	95,031
†OCI International Holdings	24,000	4,323
†=Pacific Andes International Holdings	338,000	1,182
Pacific Basin Shipping	247,000	58,687
Pacific Textiles Holdings	82,000	69,867
PC Partner Group	28,000	13,842
PCCW	346,000	201,544
Pico Far East Holdings	58,000	22,820
Playmates Holdings	60,000	7,818
Polytec Asset Holdings	85,000	8,143
Power Assets Holdings	10,500	73,100
PRADA	8,600	41,196
Public Financial Holdings	24,000	10,025
†Realord Group Holdings	26,000	14,414
Regal Hotels International Holdings	18,000	9,864
Regina Miracle International Holdings	29,000	19,819
Sa Sa International Holdings	56,000	31,046
†Samsonite International	61,500	227,826
Sands China	14,800	67,020
Shangri-La Asia	52,000	77,319
Shenwan Hongyuan	20,000	4,522
Singamas Container Holdings	72,000	10,853
Sino Land	88,000	150,857
SITC International Holdings	132,000	106,567
Sitoy Group Holdings	26,000	7,805
SJM Holdings	76,000	70,288
SmarTone Telecommunications Holdings	33,500	44,590
Soundwill Holdings	5,000	7,179
Stella International Holdings	14,000	12,501
Sun Hung Kai & Co	29,000	14,818
Sun Hung Kai Properties	21,500	313,093
SUNeVision Holdings	22,000	14,810
Swire Pacific Class A	13,500	147,876
Swire Pacific Class B	22,500	39,779

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Swire Properties	12,800	$48,480
Tao Heung Holdings	2,000	353
Techtronic Industries	17,000	108,580
Television Broadcasts	9,800	27,854
Texwinca Holdings	36,000	14,164
TK Group Holdings	26,000	16,407
†TOM Group	44,000	11,073
†=Town Health International Medical Group	100,000	1,653
Tradelink Electronic Commerce	74,000	11,343
Transport International Holdings	13,600	35,614
Tsui Wah Holdings	20,000	2,121
United Laboratories International Holdings	36,000	31,915
Value Partners Group	100,000	79,583
Victory City International Holdings	87,604	1,332
Vitasoy International Holdings	20,000	68,214
VPower Group. International Holdings	11,000	4,356
VSTECS Holdings	32,000	16,760
VTech Holdings	6,400	73,906
WH Group	313,000	220,306
Wharf Holdings	30,000	81,626
Wharf Real Estate Investment	9,000	58,058
Wheelock & Co.	16,000	95,959
Wing On Co. International	3,000	10,577
Wing Tai Properties	16,000	11,977
Wynn Macau	17,200	39,549
Xinyi Glass Holdings	140,000	176,870
Yue Yuen Industrial Holdings	52,000	144,475

		9,306,350

Ireland–0.70%
AIB Group	14,859	76,081
Bank of Ireland Group	40,459	309,800
C&C Group	14,631	56,228
CRH ADR	11,367	371,928
Glanbia	6,515	111,573
Glanbia (London Stock Exchange)	12,152	209,379
Irish Continental Group	5,843	35,277
Kerry Group Class A	1,119	123,750
Kingspan Group	7,952	370,784
Paddy Power Betfair	2,368	202,078
Paddy Power Betfair (London Stock Exchange)	642	54,307
Smurfit Kappa Group	13,172	520,892

		2,442,077

Israel–0.71%
†Africa Israel Properties	560	13,858
†Airport City	2,584	31,540
Alrov Properties & Lodgings	323	10,168
Amot Investments	5,068	26,751

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Arko Holdings	22,824	$13,165
Ashtrom Group Loan	3,232	14,874
Ashtrom Properties	3,364	15,269
Azrieli Group	384	19,720
Bank Hapoalim	23,396	171,350
Bank Leumi Le-Israel	49,700	327,790
Bayside Land	27	12,560
Bezeq The Israeli Telecommunication	33,254	38,242
Big Shopping Centers	149	10,429
Blue Square Real Estate	300	11,258
†Brack Capital Properties	39	4,451
†Cellcom Israel	2,790	19,099
†Clal Insurance Enterprises Holdings	812	15,292
Danel Adir Yeoshua	234	12,480
Delek Automotive Systems	3,464	18,799
Delek Group	154	25,995
Delta Galil Industries	368	10,846
Dexia Israel Bank	75	14,718
Direct Insurance Financial Investments	1,870	21,685
†El Al Israel Airlines	17,349	4,703
Elbit Systems	270	34,234
Elbit Systems (New York Shares)	192	24,100
Electra	116	28,600
Electra Consumer Products 1970	515	5,636
First International Bank Of Israel	2,222	50,147
Formula Systems 1985	762	32,010
Fox Wizel	1,055	21,611
Frutarom Industries	1,025	106,096
†Gilat Satellite Networks	1,455	12,700
Hadera Paper	295	23,520
Harel Insurance Investments & Financial Services	9,588	73,701
Hilan	812	20,212
IDI Insurance	189	11,639
†Industrial Buildings	8,736	12,196
Inrom Construction Industries	2,596	9,813
Israel Chemicals	14,445	88,162
Israel Discount Bank Class A	13,543	45,163
†Jerusalem Oil Exploration	737	45,325
†Kamada	634	3,913
Kenon Holdings	783	13,299
†Kerur Holdings	403	10,815
Matrix IT	1,514	18,127
Maytronics	4,037	26,215
Mega Or Holdings	1,052	11,681
Melisron	262	11,388
Menora Mivtachim Holdings	2,003	22,732
Migdal Insurance & Financial Holding	29,788	33,052
Mizrahi Tefahot Bank	4,998	87,555
†Naphtha Israel Petroleum	2,641	18,108
†Neto ME Holdings	91	7,650

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Nice	211	$23,870
†Nice ADR	489	55,976
†Nova Measuring Instruments	1,159	29,987
Oil Refineries	109,268	54,433
†Partner Communications	7,166	37,668
Paz Oil	291	45,641
Phoenix Holdings	4,957	29,954
Plasson Industries	216	10,689
Rami Levy Chain Stores Hashikma Marketing 2006	226	10,687
Scope Metals Group	396	11,649
Shapir Engineering & Industry	3,168	11,157
†Shikun & Binui	16,387	33,653
Shufersal	5,699	36,506
†SodaStream International	554	78,453
Strauss Group	988	21,727
Summit Real Estate Holdings	1,759	16,626
Tadiran Holdings	507	13,939
Teva Pharmaceutical Industries ADR	4,921	105,998
†Tower Semiconductor	3,782	82,296

		2,485,351

Italy–2.93%
A2A	95,280	165,384
ACEA	3,282	49,194
Amplifon	3,138	69,734
Aquafil	1,318	18,669
†Arnoldo Mondadori Editore	9,603	16,635
Ascopiave	4,301	15,131
Assicurazioni Generali	24,232	418,642
†Astaldi	1,991	1,849
Atlantia	6,785	140,775
Autogrill	10,024	102,476
Avio	1,339	19,899
Azimut Holding	9,353	141,171
†Banca Carige	7,846	58
Banca Farmafactoring	6,455	38,672
Banca Generali	2,086	53,961
Banca IFIS	815	18,357
Banca Mediolanum	6,923	47,102
†Banca Monte dei Paschi di Siena	3,450	8,981
Banca Popolare di Sondrio	26,099	99,573
†Banco BPM	82,092	202,349
Banco di Desio e della Brianza	4,685	11,205
BE	10,569	10,835
Biesse	435	15,475
BPER Banca	30,108	139,408
Brembo	10,246	134,188
Brunello Cucinelli	1,247	48,575
Buzzi Unicem	2,778	57,670
Cairo Communication	10,980	39,647
Cementir Holding	2,477	17,313

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Cerved Group	5,416	$58,386
CIR-Compagnie Industriali Riunite	21,107	24,090
CNH Industrial	14,972	179,917
Credito Emiliano	4,840	31,806
†Credito Valtellinese	477,622	59,891
Danieli & C Officine Meccaniche	833	22,196
Datalogic	1,125	40,688
Davide Campari-Milano	11,156	95,008
De’ Longhi	2,087	65,569
DiaSorin	872	91,727
Ei Towers	795	52,428
Enav	7,305	35,605
Enel	138,122	707,537
Eni	46,084	871,182
ERG	2,382	48,509
Esprinet	1,533	6,781
Falck Renewables	13,966	30,160
Ferrari	2,515	346,317
†Fiat Chrysler Automobiles	38,621	679,071
Fila	960	19,506
Fincantieri	11,573	18,785
FinecoBank Banca Fineco	13,075	174,806
FNM	22,397	14,744
Geox	789	1,988
Gruppo MutuiOnline	1,221	23,873
Hera	47,402	147,607
IMA Industria Macchine Automatiche	662	55,456
†IMMSI	4,790	2,639
Interpump Group	2,344	76,746
Intesa Sanpaolo	158,565	405,208
Iren	23,325	57,250
Italgas	18,912	102,631
Italmobiliare	714	17,202
†Juventus Football Club	25,405	43,330
Leonardo	13,948	168,097
Luxottica Group	774	52,589
Maire Tecnimont	9,843	44,319
MARR	1,059	31,058
Massimo Zanetti Beverage Group	2,053	16,733
†Mediaset	31,335	97,903
Mediobanca Banca di Credito Finanziario	28,003	279,741
Moncler	4,689	201,978
†Mondo TV	3,293	14,471
†OVS	2,123	6,088
Piaggio & C	13,390	30,642
Poste Italiane	24,360	194,645
Prima Industrie	237	8,049
Prysmian	5,302	123,487
RAI Way	4,043	20,537
Recordati	1,750	59,248
Reno de Medici	19,356	21,529

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Reply	484	$33,295
†Rizzoli Corriere Della Sera MediaGroup	17,359	20,094
Sabaf	510	9,356
SAES Getters	855	20,499
†Safilo Group	2,772	6,791
†Saipem	42,115	259,549
Salini Impregilo	8,251	20,328
Salvatore Ferragamo	1,717	41,126
Saras	40,141	85,894
Servizi Italia	1,444	6,773
Sesa	667	21,219
Snam	11,027	45,950
Societa Cattolica di Assicurazioni	8,112	69,791
Societa Iniziative Autostradali e Servizi	4,013	59,406
SOL	1,200	14,378
Technogym	3,868	47,469
†Telecom Italia	516,800	313,816
†Telecom Italia ADR	6,900	41,400
Tenaris	1,983	33,223
Terna Rete Elettrica Nazionale	34,565	184,646
Tod’s	380	25,920
UniCredit	20,166	303,536
†Unieuro	1,596	21,217
Unione di Banche Italiane	64,982	260,746
Unipol Gruppo	24,457	108,926
UnipolSai Assicurazioni	43,859	103,373
Zignago Vetro	1,349	13,391

		10,254,793

Japan–24.00%
77 Bank	3,300	78,477
A&D	2,600	24,119
ABC-Mart	500	27,812
Achilles	800	16,722
Adastria	1,600	21,377
ADEKA	4,300	73,799
Adtec Plasma Technology	1,800	20,151
Advan	1,200	10,403
Advantest	2,100	44,229
Aeon	12,600	303,578
Aeon Delight	900	32,833
Aeon Fantasy	1,000	37,273
AEON Financial Service	3,800	78,696
Aeon Hokkaido	2,300	17,146
Aeon Mall	3,000	51,540
Aeria	1,700	12,314
AGC	8,900	369,332
Ahresty	1,900	14,197
Ai Holdings	1,200	27,798
Aica Kogyo	1,900	76,756
Aichi	3,200	17,434

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aichi Bank	600	$26,826
Aichi Steel	400	15,261
Aichi Tokei Denki	500	20,815
Aida Engineering	1,500	13,413
†Aiful	7,900	23,710
Ain Holdings	1,500	121,061
Air Water	9,700	178,001
Aisan Industry	2,000	17,391
Aisin Seiki	7,300	355,298
Ajinomoto	13,400	230,036
Ajis	700	21,686
Akatsuki	400	16,529
†Akebono Brake Industry	7,100	15,997
Akita Bank	900	23,748
Albis	600	16,054
Alconix	1,500	21,387
Alfresa Holdings	2,400	64,214
Alinco	2,100	20,202
Alpen	600	10,641
Alpine Electronics	1,800	33,823
Alps Electric	13,800	350,526
Altech	500	11,257
Amada Holdings	12,500	133,449
Amano	2,700	56,414
Amiyaki Tei	300	12,001
Amuse	600	17,110
ANA Holdings	1,000	34,941
Anest Iwata	1,300	12,975
Anicom Holdings	1,100	36,402
AOKI Holdings	1,900	25,970
Aomori Bank	1,100	33,304
Aoyama Trading	2,200	67,576
Aozora Bank	1,300	46,453
Arakawa Chemical Industries	1,000	16,969
Arata	800	40,134
Arcland Sakamoto	1,600	21,771
Arcland Service Holdings	500	9,457
Arcs	1,600	43,373
Arealink	700	15,371
Ariake Japan	300	29,916
Artnature	400	2,485
ArtSpark Holdings	1,600	18,307
Asahi	1,900	25,100
Asahi Diamond Industrial	1,800	12,690
Asahi Group. Holdings	2,900	125,704
Asahi Holdings	3,300	60,354
Asahi Intecc	2,800	122,232
Asahi Kasei	22,000	333,621
Asante	800	17,180
Asanuma	500	16,238
Asia Pile Holdings	1,700	12,718
Asics	4,800	71,565

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ASKA Pharmaceutical	2,200	$30,303
Astellas Pharma	12,700	221,540
Asukanet	1,500	19,235
Ateam	900	15,359
Atom	1,800	16,207
†Atrae	1,000	22,082
Autobacs Seven	1,800	30,892
Avex	1,000	14,267
Awa Bank	1,800	55,844
Axial Retailing	1,200	42,880
Azbil	2,400	52,216
Bandai Namco Holdings	2,700	104,916
Bando Chemical Industries	1,500	17,849
Bank of Iwate	900	39,289
Bank of Kochi	500	5,105
Bank of Kyoto	1,400	73,068
Bank of Nagoya	700	23,535
Bank of Okinawa	1,180	41,750
Bank of Saga	700	14,410
Bank of the Ryukyus	1,800	21,973
Bank of Toyama	500	18,879
Baroque Japan	4,000	38,127
†Beenos	600	10,097
Belc	900	48,715
Bell System24 Holdings	1,900	29,967
Belluna	2,000	23,623
Benefit One	1,800	58,775
Benesse Holdings	1,200	34,167
Bic Camera	3,800	52,843
BML	1,000	30,452
Bourbon	500	10,579
Bridgestone	9,800	370,282
Broadleaf	3,800	27,425
Brother Industries	11,500	227,126
Bunka Shutter	2,900	21,823
C Uyemura & Co	300	19,248
Calbee	1,700	55,958
Can Do	500	7,706
Canon	10,400	330,435
Canon Electronics	500	10,500
Canon Marketing Japan	1,600	33,966
Capcom	2,600	65,973
Carlit Holdings	2,400	21,208
Casio Computer	5,600	91,526
Cawachi	1,700	34,563
Central Glass	1,800	46,751
Central Japan Railway	500	104,119
Central Sports	600	22,417
Chiba Bank	11,600	79,225
Chiba Kogyo Bank	4,900	21,908
Chilled & Frozen Logistics Holdings	700	8,810
Chiyoda Integre	500	10,363

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Chubu Electric Power	4,500	$68,062
Chubu Shiryo	900	12,365
Chuetsu Pulp & Paper	800	11,597
Chugai Pharmaceutical	500	32,125
Chugai Ro	300	8,000
Chugoku Bank	5,500	56,007
Chugoku Electric Power	5,300	68,104
Chugoku Marine Paints	4,600	46,194
Chukyo Bank	700	14,201
CI Takiron	4,000	21,862
Ci:z Holdings	1,100	40,710
Citizen Watch	14,700	96,905
CKD	2,700	34,647
CK-San-Etsu	100	3,226
Clarion	3,000	46,259
CMIC Holdings	800	16,131
CMK	2,400	18,356
Coca-Cola Bottlers Japan Holdings	1,775	47,492
cocokara fine	600	38,497
Coco’s Japan	700	14,306
COLOPL	1,900	12,324
Colowide	1,200	30,702
COMSYS Holdings	3,000	88,849
Comture	500	19,187
Concordia Financial Group	23,369	114,562
CONEXIO	600	11,058
COOKPAD	1,200	4,816
Cosel	1,100	12,557
Cosmo Energy Holdings	4,100	168,518
Cosmos Pharmaceutical	300	67,462
Create Restaurants Holdings	1,300	15,183
Create SD Holdings	1,300	33,844
Credit Saison	5,700	92,960
Cresco	800	23,975
CTI Engineering	400	5,981
CTS	2,700	18,179
CyberAgent	1,900	101,171
Dai Nippon Printing	5,200	120,915
Dai Nippon Toryo	2,000	23,165
Daibiru	3,600	37,958
Daicel	13,700	159,162
Dai-Dan	900	22,670
Daido Metal	3,800	31,338
Daido Steel	1,500	72,874
Daifuku	1,500	76,439
Daihen	800	20,475
Daiho	1,000	28,340
Dai-Ichi Cutter Kogyo	1,200	24,408
Daiichi Jitsugyo	600	20,648
Daiichi Kigenso Kagaku-Kogyo	1,000	12,163
Dai-ichi Life Holdings	12,200	253,997
Daiichi Sankyo	900	39,012

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Dai-ichi Seiko Class C	300	$4,349
Daiichikosho	1,300	62,700
Daiken	800	15,941
Daiki Aluminium Industry	3,000	20,516
Daikin Industries	1,400	186,367
Daikoku Denki	900	14,068
Daikokutenbussan	300	11,776
Daikyo	900	18,314
Daikyonishikawa	4,000	46,224
Dainichiseika Color & Chemicals Manufacturing	600	19,539
Daio Paper	5,600	80,042
Daiseki	500	13,818
=Daishi Bank	1,500	65,085
Daito Pharmaceutical	600	18,588
Daito Trust Construction	800	102,904
Daiwa House Industry	11,500	340,891
Daiwa Securities Group	30,000	182,503
Daiwabo Holdings	1,000	64,601
Daiyu Lic Holdings	1,600	16,321
DCM Holdings	5,700	51,823
Dear Life	4,700	22,379
DeNA	3,700	65,357
Denka	5,500	191,692
Denso	4,200	221,755
Dentsu	3,600	166,978
Denyo	900	14,789
Descente	1,100	23,071
Dexerials	2,900	29,480
DIC	4,600	165,587
Digital Arts	500	23,499
Digital Hearts Holdings	1,000	14,962
Dip	1,500	36,305
Disco	300	50,220
DKS	600	19,090
DMG Mori	5,400	90,206
Don Quijote Holdings	1,500	75,911
Doshisha	900	18,678
Doutor Nichires Holdings	1,900	35,284
Dowa Holdings	2,300	73,077
DTS	1,100	43,808
DyDo Group Holdings	400	20,032
Eagle Industry	2,500	32,565
Earth	600	28,833
East Japan Railway	1,300	120,767
Ebara	2,700	93,153
Eco’s	1,500	22,509
EDION	4,000	44,746
EF-ON	960	11,136
eGuarantee	2,400	26,171
E-Guardian	700	17,448
Ehime Bank	1,400	15,378

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Eiken Chemical	1,600	$37,191
Eisai	300	29,203
Elecom.	1,300	32,975
Electric Power Development	1,300	35,984
Elematec	100	2,363
EM Systems	2,300	25,283
Endo Lighting	1,600	12,181
en-japan	400	20,067
Enplas	400	11,477
EPS Holdings	2,100	44,765
eRex	2,300	21,174
ES-Con Japan	1,800	12,658
ESPEC	900	17,228
Exedy	2,000	66,274
Ezaki Glico	1,100	54,022
F@N Communications	2,300	14,089
FALCO HOLDINGS	900	14,931
FamilyMart UNY Holdings	1,100	114,531
FANUC	500	94,262
Fast Retailing	400	203,908
FCC	2,600	78,146
†FDK	1,200	15,927
Feed One	9,200	17,166
Ferrotec Holdings	2,600	25,217
FIDEA Holdings	7,000	10,535
Financial Products Group	3,100	29,685
First Bank of Toyama	3,100	13,151
First Brothers	1,700	22,114
Fixstars	1,500	21,044
FJ Next	1,500	11,895
Foster Electric	900	11,351
FP	1,000	60,817
France Bed Holdings	1,400	12,063
Freebit	2,500	24,093
Freund	1,800	14,844
F-Tech	1,100	13,002
Fudo Tetra	490	9,095
Fuji	3,100	24,419
Fuji Ehime	600	11,808
Fuji Electric	3,000	120,137
Fuji Kyuko	1,000	32,697
Fuji Miyagi	700	14,638
Fuji Oil	6,500	27,517
Fuji Oil Holdings	1,700	53,564
Fuji Pharma	1,200	18,926
Fuji Seal International	1,900	67,308
Fuji Soft	1,000	50,607
Fujibo Holdings	300	9,228
Fujicco	600	12,404
FUJIFILM Holdings	2,200	99,041
Fujikura	24,000	113,431
Fujikura Kasei	1,700	10,084

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fujimi	600	$15,589
Fujimori Kogyo	900	30,694
Fujisash	13,300	12,057
Fujita Kanko	400	12,058
Fujitec	1,500	20,107
Fujitsu	6,000	427,530
Fujitsu Frontech	700	7,584
Fujitsu General	3,600	60,422
Fukuda	400	19,996
Fukui Bank	1,800	37,625
Fukui Computer Holdings Class H	500	9,677
Fukuoka Financial Group	3,200	88,013
†Fukushima Bank	1,600	10,266
Fukushima Industries	700	35,733
Fukuyama Transporting	1,400	60,562
FULLCAST Holdings	1,000	23,130
Funai Soken Holdings	1,800	40,841
Furukawa	1,900	28,010
Furukawa Battery	2,300	18,057
Furukawa Electric	5,600	186,305
Furuno Electric	2,500	32,851
Furusato Industries	500	8,339
Furyu	3,800	32,241
Fuso Chemical	1,200	28,537
Fuso Pharmaceutical Industries	400	10,396
Futaba Industrial	7,100	52,053
Future	2,000	32,494
Fuyo General Lease	1,100	66,898
G-7 Holdings	800	19,426
Gecoss	900	9,672
Genki Sushi	900	51,329
Geo Holdings	3,500	52,953
Geostr	1,400	7,184
Giken	800	21,229
GLOBERIDE	700	19,314
Glory	2,200	53,770
GMO Financial Holdings	2,700	20,389
GMO internet	1,300	22,677
GMO Payment Gateway	800	49,569
Godo Steel	1,200	24,714
Goldcrest	600	9,812
Goldwin	400	27,636
Gree	1,400	6,604
GS Yuasa	5,000	123,086
G-Tekt	1,700	28,129
GungHo Online Entertainment	9,800	20,183
Gunma Bank	13,900	71,568
†Gunosy	1,700	29,939
Gunze	700	35,240
Gurunavi	3,200	26,052
H2O Retailing	2,900	47,729
HABA Laboratories	400	34,959

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hachijuni Bank	15,400	$70,616
Hagihara Industries	1,300	21,670
Hagiwara Electric Holdings	400	11,935
Hakudo	1,100	19,198
Hakuhodo DY Holdings	5,200	91,213
Hakuto	1,300	18,249
Halows	800	19,257
Hamakyorex	1,000	36,349
Hamamatsu Photonics	1,000	39,826
Hankyu Hanshin Holdings	3,800	134,783
Hanwa	1,400	46,576
Happinet	800	14,061
Harada Industry	1,800	14,512
Harima Chemicals Group	2,600	23,021
Harmonic Drive Systems	1,200	44,200
Haseko	18,700	242,761
Hazama Ando	15,000	114,460
Heiwa	1,100	24,533
Heiwa Real Estate	1,500	26,536
Heiwado	2,200	59,057
Helios Techno Holding	2,500	19,627
Hibino	1,000	12,656
Hibiya Engineering	900	15,613
Hiday Hidaka	720	14,486
Hikari Tsushin	300	59,303
HI-LEX	900	20,080
Hino Motors	8,000	87,590
Hioki EE	100	3,265
Hirakawa Hewtech	600	9,194
Hiramatsu	4,200	16,930
Hirata	700	50,396
Hirose Electric	505	55,202
Hiroshima Bank	11,300	76,480
HIS	1,900	63,545
Hitachi	19,200	652,280
Hitachi Capital	5,900	164,350
Hitachi Chemical	3,100	63,108
Hitachi Construction Machinery	4,300	143,813
Hitachi High-Technologies	1,500	51,685
Hitachi Metals	6,200	76,777
Hitachi Transport System	3,500	98,266
Hitachi Zosen	8,800	36,789
Hochiki	1,300	19,062
Hodogaya Chemical	400	12,146
Hogy Medical	800	27,601
Hokkaido Coca-Cola Bottling	200	6,742
Hokkaido Electric Power	9,500	59,866
Hokkan Holdings	800	16,617
Hokkoku Bank	1,300	50,229
Hokuetsu	5,000	27,240
=Hokuetsu Bank	1,100	23,332
Hokuetsu Industries	2,000	23,957

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hokuhoku Financial Group	6,600	$92,767
†Hokuriku Electric Power	5,100	52,203
Hokuto	600	10,250
Honda Motor	18,400	556,923
Honda Motor ADR	4,400	132,352
Honda Tsushin Kogyo	2,400	17,849
H-One	800	9,949
Honeys Holdings	2,400	21,588
Hoosiers Holdings	1,000	5,976
Horiba	1,200	63,580
Hoshizaki	200	20,701
Hosokawa Micron	600	32,741
House Foods Group	1,700	51,021
Hoya	2,100	124,758
Hulic	3,100	30,422
Hyakugo Bank	12,500	50,497
Hyakujushi Bank	1,200	35,381
Ibiden	5,600	78,514
IBJ Leasing	1,900	50,836
Ichibanya	600	23,869
Ichigo	10,300	38,618
Ichiken	800	15,983
Ichikoh Industries	2,000	17,567
Ichinen Holdings	1,200	15,758
Ichiyoshi Securities	1,900	19,749
Idec	800	17,532
Idemitsu Kosan	5,700	301,505
IDOM	9,500	32,191
Ihara Science	1,200	24,556
IHI	5,100	193,236
Iida Group Holdings	3,500	62,256
Iino Kaiun Kaisha	5,000	25,612
IJT Technology Holdings	2,700	17,846
IMAGICA Group	4,200	24,656
Imasen Electric Industrial	600	6,310
Inaba Denki Sangyo	900	39,764
Inaba Seisakusho	1,800	22,401
Inabata & Co.	2,800	43,052
Inageya	600	9,020
I-Net	1,100	18,763
Infocom	400	13,202
Infomart	3,900	50,801
Information Services International- Dentsu	900	33,467
Intage Holdings	2,000	18,307
Internet Initiative Japan	2,800	56,803
Inui Global Logistics	2,200	17,775
Iriso Electronics	800	41,964
Iseki & Co	700	12,901
Isetan Mitsukoshi Holdings	6,200	76,122
†Ishihara Sangyo Kaisha	1,600	24,559
Istyle	4,000	47,421

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Isuzu Motors	15,600	$245,904
Ito En	800	35,487
ITOCHU	6,700	122,654
Itochu Enex	3,700	37,417
Itochu Techno-Solutions	3,500	76,056
Itochu-Shokuhin	300	15,763
Itoham Yonekyu Holdings	4,200	28,981
Itoki	1,700	9,875
IwaiCosmo Holdings	800	11,308
Iwatani	3,000	106,803
Iyo Bank	9,400	58,740
Izumi	800	53,160
J Front Retailing	8,800	136,546
J Trust	2,900	17,611
JAC Recruitment	1,300	29,783
Jaccs	1,400	29,585
Jalux	300	7,530
Jamco	400	11,318
Janome Sewing Machine	1,000	6,205
Japan Airlines	1,800	64,700
Japan Airport Terminal	500	22,751
†Japan Asset Marketing	3,900	4,291
Japan Aviation Electronics Industry	4,000	67,383
†Japan Display	40,900	44,996
Japan Exchange Group	5,200	90,618
Japan Investment Adviser	700	26,338
Japan Lifeline	2,500	52,940
Japan Material	2,100	28,186
Japan Meat	800	16,018
Japan Medical Dynamic Marketing	1,400	15,427
Japan Post Holdings	17,300	205,858
Japan Property Management Center	1,500	17,651
Japan Pulp & Paper	400	16,775
Japan Securities Finance	4,300	25,773
Japan Steel Works	5,500	133,894
Japan Tobacco	7,400	193,174
Japan Transcity	3,000	13,651
Japan Wool Textile	2,700	22,338
JCU	1,200	28,949
JFE Holdings	11,100	254,688
JGC	2,900	66,515
Jimoto Holdings	7,400	12,114
JINS	600	32,001
JK Holdings	1,500	10,918
J-Oil Mills	400	13,712
Joshin Denki	1,000	29,484
JSP	300	7,662
JSR	3,400	63,469
JTEKT	9,900	144,901
Juki	2,600	32,243
Juroku Bank	1,800	45,800
Justsystems	900	20,848

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
JVC Kenwood	16,000	$44,922
JXTG Holdings	86,250	651,544
kabu.com Securities	7,000	23,658
Kadokawa Dwango	2,300	25,162
Kadoya Sesame Mills	300	16,529
Kaga Electronics	600	12,478
Kagome	1,300	37,529
Kajima	14,500	210,698
Kakaku.com	2,700	52,802
Kaken Pharmaceutical	1,800	95,687
Kakiyasu Honten	700	16,172
Kameda Seika	300	14,126
Kamei	1,600	22,573
Kamigumi	5,100	112,396
Kanaden	1,100	12,053
Kanagawa Chuo Kotsu	400	13,607
Kanamoto	2,500	88,673
Kandenko	4,000	41,296
Kaneka	2,200	101,655
Kaneko Seeds	900	12,278
Kanematsu	6,800	102,341
Kanematsu Electronics	800	27,284
Kansai Electric Power	4,600	69,352
†Kansai Mirai Financial Group	3,022	28,300
Kansai Paint	2,000	36,860
Kanto Denka Kogyo	4,200	45,246
Kao	2,500	201,857
Kasai Kogyo	2,600	27,185
Kato Sangyo	800	26,967
Kato Works	400	12,339
KAWADA TECHNOLOGIES	200	12,128
Kawai Musical Instruments Manufacturing	900	41,744
Kawasaki Heavy Industries	4,700	132,578
†Kawasaki Kisen Kaisha	2,800	56,606
KDDI	14,300	395,069
Keihan Holdings	3,300	126,052
Keihanshin Building	2,700	20,555
Keihin	3,600	74,459
Keikyu	4,300	78,378
Keio	1,000	54,744
Keisei Electric Railway	1,200	42,246
Keiyo	600	2,904
Keiyo Bank	5,500	46,277
Kenedix	6,500	37,128
Kenko Mayonnaise	500	12,524
Kewpie	5,500	127,310
Key Coffee	700	12,858
Keyence	400	232,283
KFC Holdings Japan	700	12,248
KH Neochem	500	19,473
Kikkoman	700	41,648

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kinden	3,700	$59,235
†Kintetsu Department Store	700	24,305
Kintetsu Group Holdings	1,300	52,288
Kintetsu World Express	2,900	55,591
Kirin Holdings	6,200	158,847
Kirindo Holdings	500	8,392
Kitagawa	600	15,974
Kita-Nippon Bank	400	9,305
Kitano Construction	300	10,720
Kitanotatsujin	3,800	23,579
Kito	2,000	36,842
Kitz	5,100	44,078
Kiyo Bank	2,700	43,273
KLab	1,600	15,758
†KNT-CT Holdings	1,500	17,334
Koa	1,100	18,985
Koatsu Gas Kogyo	2,000	17,022
Kobayashi Pharmaceutical	300	22,074
Kobe Bussan	600	34,114
†Kobe Electric Railway	500	17,713
Kobe Steel	32,400	288,013
Kohnan Shoji	1,900	48,027
Koito Manufacturing	900	59,092
Kokuyo	2,500	45,018
Komatsu	6,300	191,628
Komatsu Wall Industry	700	13,616
KOMEDA Holdings	700	14,158
Komeri	1,900	44,398
Konaka	2,400	10,773
Konami Holdings	1,600	62,665
Kondotec	2,100	21,255
Konica Minolta	18,600	197,754
Konishi	1,200	18,905
Konoike Transport	1,600	27,333
Konoshima Chemical	1,400	10,018
Kose	200	38,109
Koshidaka Holdings	3,600	41,317
Kotobuki Spirits	1,000	47,087
Kourakuen Holdings	500	7,358
Krosaki Harima	500	38,550
KRS	600	15,404
K’s Holdings	8,100	98,024
Kubota	6,700	113,868
Kubota ADR	300	25,449
Kumagai Gumi	1,700	47,056
Kumiai Chemical Industry	4,770	36,021
Kura	200	12,991
Kurabo Industries	800	21,722
Kuraray	15,300	229,998
Kureha	700	52,429
Kurimoto	800	13,181
Kurita Water Industries	3,000	87,397

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kuriyama Holdings	700	$12,297
Kusuri no Aoki Holdings	600	47,791
KYB	1,100	49,278
Kyodo Printing	400	10,431
Kyoei Steel	1,000	19,504
Kyokuto Kaihatsu Kogyo	1,200	19,011
Kyokuto Securities	1,000	12,718
Kyokuyo	500	14,962
KYORIN Holdings	3,200	66,073
Kyoritsu Maintenance	1,700	71,893
Kyoritsu Printing	3,400	10,204
Kyosan Electric Manufacturing	4,100	21,868
Kyowa Exeo	3,100	90,719
Kyudenko	1,500	59,541
Kyushu Electric Power	3,600	43,440
Kyushu Financial Group	11,800	56,082
Kyushu Railway	1,100	33,498
LAC	800	15,385
†Laox	4,600	16,154
Lasertec	2,400	79,951
Lawson	600	36,543
LEC	1,800	46,735
Leopalace21	13,100	72,983
Life	900	23,051
LIFULL	1,800	9,981
†LINE	1,300	54,920
Linical	1,000	16,080
Link And Motivation	1,400	17,435
Lintec	1,200	30,734
Lion	2,000	44,429
LIXIL Group	10,300	198,349
LIXIL VIVA	2,100	32,511
†M&A Capital Partners	200	12,093
M3	3,600	81,683
Mabuchi Motor	1,400	56,495
Macnica Fuji Electronics Holdings	2,900	51,226
Maeda	4,000	52,808
Maeda Kosen	900	19,169
Maeda Road Construction	2,700	54,917
Makino Milling Machine	1,000	42,686
Makita	1,000	50,079
Mamezou Holdings	1,400	11,878
Mandom	600	19,064
Mani	700	34,131
Marubeni	19,000	173,913
Marubun	2,400	17,490
Marudai Food	1,600	31,037
Maruha Nichiro	2,200	81,130
Marui Group	5,300	130,797
Maruichi Steel Tube	1,500	48,913
Maruka Machinery	900	17,070
Marusan Securities	1,100	9,362

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Maruwa	400	$26,721
Maruwa Unyu Kikan	400	14,962
Maruzen Showa Unyu	400	10,305
Marvelous	2,500	20,485
Matsuda Sangyo	800	11,209
Matsui Construction	1,800	14,654
Matsui Securities	2,800	29,424
Matsumotokiyoshi Holdings	1,800	73,825
Matsuyafoods Holdings	200	6,381
Max	1,000	14,936
Maxell Holdings	3,000	46,999
Maxvalu Tokai	500	11,116
Mazda Motor	14,300	171,670
McDonald’s Holdings Co. Japan	500	21,959
MCJ	5,000	44,050
Mebuki Financial Group	20,890	72,256
Medical System Network	4,100	17,032
Medipal Holdings	3,200	66,777
Megachips	1,800	37,863
Megmilk Snow Brand	3,500	89,918
Meidensha	2,200	36,015
MEIJI Holdings	2,600	174,600
Meiko Electronics	1,200	33,058
Meiko Network Japan	1,900	17,625
Meisei Industrial	2,100	16,708
Meitec	600	28,886
Menicon	1,400	34,144
METAWATER	400	11,494
Michinoku Bank	600	9,468
Micronics Japan	1,100	7,726
Mie Kotsu Group Holdings	2,500	12,344
Mikuni	1,600	10,702
Milbon	800	36,684
MIMAKI ENGINEERING	3,000	29,678
Mimasu Semiconductor Industry	1,100	17,620
MINEBEA MITSUMI	10,332	187,325
Ministop	600	11,523
Miraca Holdings	4,000	104,031
Mirait Holdings	2,600	44,805
Miroku Jyoho Service	900	20,159
Misawa Homes	1,400	10,942
MISUMI Group	2,600	67,277
Mitani	600	28,622
Mitani Sekisan	800	20,827
Mito Securities	5,800	19,857
Mitsuba	2,400	22,348
Mitsubishi	15,200	468,361
Mitsubishi Chemical Holdings	29,800	285,227
Mitsubishi Electric	28,300	387,687
Mitsubishi Estate	10,800	183,644
Mitsubishi Gas Chemical	6,000	127,742
Mitsubishi Heavy Industries	5,800	223,945

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Logisnext	3,300	$43,043
Mitsubishi Logistics	3,000	77,522
Mitsubishi Materials	4,700	140,437
Mitsubishi Motors	13,400	94,585
Mitsubishi Paper Mills	2,100	12,346
Mitsubishi Pencil	1,400	25,752
Mitsubishi Research Institute	500	19,275
Mitsubishi Shokuhin	700	18,698
Mitsubishi Steel Manufacturing	600	11,501
Mitsubishi Tanabe Pharma	4,600	76,923
Mitsubishi UFJ Financial Group	103,500	645,941
Mitsubishi UFJ Financial Group ADR	29,200	180,748
Mitsubishi UFJ Lease & Finance	21,000	123,649
Mitsuboshi Belting	1,000	26,404
Mitsui & Co.	5,400	96,028
Mitsui Chemicals	8,400	210,037
†Mitsui E&S Holdings	3,900	70,023
Mitsui Fudosan	4,000	94,666
Mitsui High-Tec	900	12,666
Mitsui Mining & Smelting	4,500	130,303
Mitsui OSK Lines	4,600	134,211
Mitsui Sugar	700	20,084
†Mitsui-Soko Holdings	1,000	18,245
Mixi	3,600	86,372
Miyaji Engineering Group	900	23,470
Miyazaki Bank	900	26,377
Mizuho Financial Group	266,600	465,060
Mizuho Financial Group ADR	5,700	19,950
Mizuno	600	15,092
Mochida Pharmaceutical	300	24,793
Modec	900	29,427
Monex Group	14,000	67,277
Monogatari	100	9,796
MonotaRO	3,200	90,266
MORESCO	700	10,492
Morinaga & Co	1,800	67,250
Morinaga Milk Industry	3,200	86,886
Morita Holdings	1,100	24,901
Morito	1,400	11,287
Morozoff	400	21,440
Mory Industries	200	5,474
MS&AD Insurance Group Holdings	5,200	173,638
MTI	1,200	6,643
Mugen Estate	2,200	13,322
Murata Manufacturing	1,300	199,828
Musashi Seimitsu Industry	4,800	78,282
Musashino Bank	2,100	60,623
N Field	800	13,709
Nabtesco	4,500	119,609
NAC	2,400	24,122
Nachi-Fujikoshi	1,300	63,959
Nagano Bank	700	10,695

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nagase & Co	3,200	$56,215
Nagatanien Holdings	1,000	27,196
Nagawa	300	14,232
Nagoya Railroad	2,700	66,870
Nakabayashi	2,100	12,420
Nakamuraya	500	21,321
Nakanishi	1,200	24,967
Nakayama Steel Works	3,400	21,815
Nankai Electric Railway	2,000	50,255
Nanto Bank	1,900	48,194
NEC	6,600	182,397
NEC Capital Solutions	700	11,897
NEC Networks & System Integration	800	18,546
NET One Systems	2,200	52,822
†Nexon	2,900	37,903
NGK Insulators	6,200	102,260
NGK Spark Plug	5,400	157,314
NH Foods	4,100	151,377
NHK Spring	13,900	144,481
Nichias	3,500	91,027
Nichiban	1,500	36,094
Nichiha	2,000	52,896
NichiiGakkan	2,100	17,780
Nichi-iko Pharmaceutical	2,800	41,598
Nichirei	5,500	145,705
Nichireki	2,000	21,651
Nichirin	1,300	28,661
Nidec	700	100,700
Nidec ADR	1,000	35,885
Nifco	4,100	110,240
Nihon Chouzai	400	12,568
Nihon Flush	1,100	23,090
Nihon House Holdings	2,600	14,622
Nihon Kohden	1,300	41,190
Nihon M&A Center	2,400	72,030
Nihon Nohyaku	2,400	16,877
Nihon Parkerizing	3,600	48,667
Nihon Plast	1,900	17,542
Nihon Tokushu Toryo	600	13,952
Nihon Unisys	3,400	87,738
Nihon Yamamura Glass	1,000	16,159
Nikkiso	3,300	43,189
Nikkon Holdings	2,900	75,193
Nikon	5,300	99,591
Nintendo	100	36,490
Nippo	3,000	55,052
Nippon Air Conditioning Services	1,800	13,339
Nippon Carbide Industries	800	12,829
Nippon Carbon	400	27,706
Nippon Chemi-Con	2,100	58,775
Nippon Chemiphar	300	12,304
Nippon Coke & Engineering	18,200	18,261

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Commercial Development	700	$11,268
Nippon Concrete Industries	2,600	8,169
Nippon Denko	6,400	16,673
Nippon Densetsu Kogyo	2,100	43,859
Nippon Electric Glass	3,900	122,712
Nippon Express	2,300	151,012
Nippon Flour Mills	2,300	40,547
Nippon Gas	2,300	114,777
Nippon Hume	1,400	13,049
Nippon Kayaku	5,900	70,154
Nippon Kodoshi	800	20,158
Nippon Koei	800	21,440
Nippon Light Metal Holdings	32,400	72,431
Nippon Paint Holdings	1,100	41,049
Nippon Paper Industries	3,700	68,093
Nippon Parking Development	13,600	21,186
Nippon Pillar Packing	1,300	18,638
Nippon Piston Ring	800	16,821
Nippon Road	300	17,374
Nippon Seisen	400	14,821
†Nippon Sharyo	1,700	46,832
Nippon Sheet Glass	8,700	94,718
Nippon Shinyaku	300	19,671
Nippon Shokubai	900	69,944
Nippon Signal	2,100	21,477
Nippon Soda	1,600	49,217
Nippon Steel & Sumikin Bussan	800	40,134
Nippon Steel & Sumitomo Metal	11,200	236,923
Nippon Suisan Kaisha	26,600	173,244
Nippon Telegraph & Telephone	3,500	158,088
Nippon Thompson	3,200	21,264
Nippon Yakin Kogyo	5,800	16,846
Nippon Yusen	6,200	116,612
Nipro	11,100	151,817
Nishimatsu Construction	3,000	75,937
Nishimatsuya Chain	1,000	10,051
Nishi-Nippon Financial Holdings	7,700	89,049
Nishi-Nippon Railroad	1,800	48,715
Nishio Rent All	2,000	66,802
Nissan Chemical	2,100	110,896
Nissan Motor	61,700	577,521
Nissan Shatai	2,800	25,260
Nissei ASB Machine	400	16,758
Nissei Plastic Industrial	1,500	15,446
Nissha	2,100	40,976
Nisshin Fudosan	1,500	7,829
Nisshin Oillio Group	1,900	55,769
Nisshin Seifun Group	2,800	61,362
Nisshin Steel	3,114	46,702
Nisshinbo Holdings	5,968	71,068
Nissin	1,000	23,332
Nissin Electric	2,100	19,111

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nissin Kogyo	2,100	$35,357
Nitori Holdings	400	57,367
Nitta	600	22,866
Nittetsu Mining	300	14,390
Nitto Boseki	800	18,708
Nitto Denko	1,200	89,942
Nitto Kogyo	2,100	38,832
Nitto Kohki	400	9,287
Nitto Seiko	3,100	20,217
Nittoc Construction	3,400	22,084
Nittoku Engineering	1,200	35,856
Noda	1,000	10,148
Noevir Holdings Class C	700	38,136
NOF	3,500	118,135
Nohmi Bosai	900	20,080
Nojima	1,500	32,860
NOK	4,500	77,271
Nomura	1,000	20,648
Nomura Holdings	42,800	204,432
Nomura Real Estate Holdings	4,500	90,855
Nomura Research Institute	940	47,488
Noritake	500	31,553
Noritsu Koki	1,000	27,812
Noritz	2,000	31,720
North Pacific Bank	17,800	60,315
NS Solutions	1,100	35,531
NS Tool	1,000	25,955
NS United Kaiun Kaisha	700	16,129
NSD	900	19,985
NSK	12,500	143,241
NTN	46,900	191,942
NTT Data	6,000	83,066
NTT DOCOMO	15,100	406,007
NTT Urban Development	4,000	45,837
NuFlare Technology	300	15,552
Obara Group	900	43,408
Obayashi	18,900	178,986
Obic	500	47,307
Odakyu Electric Railway	2,300	54,413
Odelic	400	14,945
Oenon Holdings	3,500	12,599
Ogaki Kyoritsu Bank	2,100	53,785
Ohashi Technica	1,100	15,926
Ohsho Food Service	400	27,918
Oiles	300	6,461
Oita Bank	300	10,918
Oji Holdings	26,000	188,787
Okabe	1,500	14,733
Okamoto Industries	800	43,725
Okamoto Machine Tool Works	700	24,120
Okamura	2,600	34,783
Okasan Securities Group	8,000	41,190

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Oki Electric Industry	5,200	$68,330
Okinawa Cellular Telephone	800	28,939
Okinawa Electric Power	1,856	39,123
OKUMA	1,000	55,536
Okumura	1,500	47,065
Okura Industrial	800	16,237
Okuwa	1,000	10,183
Olympus	3,500	136,618
Omron	3,200	135,187
Onoken	1,400	22,463
Onward Holdings	5,500	36,838
†Open Door	1,300	38,215
Open House	1,700	83,788
OPT Holding	1,200	36,384
Optex Group	800	15,828
Oracle Corp. Japan	500	40,310
Organo	400	11,142
Orient	33,000	48,504
Oriental Land	1,100	115,015
Osaka Gas	2,800	54,610
Osaka Organic Chemical Industry	1,700	21,800
Osaka Soda	800	21,229
OSAKA Titanium Technologies	1,500	24,054
Osaki Electric	2,000	15,420
OSG	4,000	91,076
OSJB Holdings	3,400	9,217
Otsuka	1,300	48,513
Otsuka Holdings	1,300	65,526
Outsourcing	2,000	29,343
Pacific Industrial	2,300	38,117
Pack	700	25,907
PAL GROUP Holdings	1,100	27,650
PALTAC	900	49,190
Panasonic	27,100	315,674
Paraca	1,000	19,864
Paramount Bed Holdings	1,100	54,216
Parco	1,200	13,413
Park24	2,400	72,558
Pasona Group	500	7,415
PC Depot	6,200	30,231
Penta-Ocean Construction	22,600	150,574
Pepper Food Service	400	14,135
Persol Holdings	1,500	35,183
Pigeon	1,300	73,227
Pilot	700	42,079
Piolax	900	20,009
†Pioneer	13,800	14,089
Plenus	1,000	16,300
Pola Orbis Holdings	600	21,915
Poletowin Pitcrew Holdings	700	18,637
Press Kogyo	4,300	22,707
Pressance	2,900	37,086

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Prestige International	1,700	$20,363
Prima Meat Packers	1,800	42,473
Prospect	40,000	15,138
Proto	700	9,876
PS Mitsubishi Construction	2,300	11,903
Punch Industry	1,000	6,935
Qol Holdings	1,000	21,889
Raito Kogyo	2,000	28,604
Rakus	1,300	28,066
Rakuten	29,800	228,391
Rasa Industries	900	18,947
Raysum	1,600	22,503
Recruit Holdings	6,500	216,934
Relia	1,600	19,715
Relo Group	3,000	88,189
Renaissance	1,100	22,838
†Renesas Electronics	9,400	58,740
Rengo	11,000	93,813
†RENOVA	1,600	19,898
Resona Holdings	22,900	128,649
Resorttrust	7,200	118,690
Retail Partners	1,600	20,954
Ricoh	18,100	194,350
Ricoh Leasing	800	26,369
Right On	2,400	22,623
Riken	400	22,285
Riken Technos	700	3,727
Riken Vitamin	500	17,339
Ringer Hut	400	8,470
Rinnai	1,100	83,841
Rion	1,000	22,179
Riso Kagaku	700	16,905
Riso Kyoiku	3,000	24,344
Rock Field	900	14,900
Rohto Pharmaceutical	1,800	63,211
Rokko Butter	1,000	22,813
Roland DG	400	9,671
Rorze	1,000	20,577
Round One	5,000	66,230
Royal Holdings	1,700	44,348
RS Technologies	400	19,222
Ryobi	1,600	63,017
Ryoden	1,300	19,691
Ryohin Keikaku	300	89,245
Ryosan	1,100	39,984
S Foods	800	34,571
S&B Foods	300	22,919
Sac’s Bar Holdings	900	7,493
Sagami Rubber Industries	1,000	22,707
Saibu Gas	1,000	23,763
Saizeriya	1,500	29,321
Sakai Heavy Industries	300	9,888

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sakai Moving Service	500	$28,472
Sakai Ovex	600	12,864
Sakata INX	2,800	35,511
Sala	1,600	9,914
SAMTY	1,800	26,076
San ju San Financial Group	1,440	30,468
San-A Class A	600	26,826
San-Ai Oil	2,400	29,424
†Sanden Holdings	1,000	13,739
Sanei Architecture Planning	1,000	15,455
Sangetsu	1,100	21,590
San-In Godo Bank	8,300	72,904
Sanken Electric	2,200	57,624
Sanki Engineering	2,200	23,623
Sankyo	1,700	66,507
Sankyo Tateyama	1,100	13,951
Sankyu	2,000	112,304
Sanoh Industrial	4,800	33,712
Sanshin Electronics	1,200	21,598
Santen Pharmaceutical	1,700	26,947
Sanwa Holdings	7,400	88,120
Sanyo Chemical Industries	500	25,480
Sanyo Denki	400	19,152
Sanyo Electric Railway	600	13,244
Sanyo Housing Nagoya	2,200	21,764
Sanyo Special Steel	1,500	36,609
Sanyo Trading	500	9,360
Sapporo Holdings	4,800	99,743
Sato Holdings	1,200	39,764
Sawada Holdings	1,600	15,504
Sawai Pharmaceutical	2,100	113,299
SBI Holdings	6,800	211,266
SBS Holdings	1,000	14,126
Scala	1,600	16,744
SCREEN Holdings	1,600	93,505
SCSK	1,200	56,715
Secom	1,300	105,973
Seed	1,000	17,849
Sega Sammy Holdings	3,600	53,072
Seibu Holdings	5,600	100,694
Seika	900	15,898
Seikagaku	800	12,174
Seikitokyu Kogyo	2,900	18,045
Seiko Epson	7,600	129,632
Seiko Holdings	1,200	33,797
Seino Holdings	5,300	80,092
Seiren	1,900	32,207
Sekisui Chemical	13,000	239,817
Sekisui House	9,000	137,234
Sekisui Plastics	2,500	24,291
Senko Group Holdings	8,600	71,604
Senshu Electric	600	16,582

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Senshu Ikeda Holdings	11,500	$38,563
†Senshukai	1,500	5,716
Seria	1,100	38,919
Seven & i Holdings	13,600	605,668
Seven Bank	24,100	76,148
SFP Holdings	1,300	20,721
Sharp	2,800	56,902
Shibaura Electronics	200	9,347
Shibaura Mechatronics	600	20,621
Shibusawa Warehouse	700	10,948
Shibuya	1,300	48,455
†SHIFT	500	22,311
Shiga Bank	2,800	72,058
Shikoku Bank	1,600	19,532
Shikoku Chemicals	2,000	27,759
Shikoku Electric Power	5,500	71,788
Shima Seiki Manufacturing	400	17,673
Shimachu	1,700	54,911
Shimadzu	1,000	31,332
Shimamura	800	75,902
Shimano	200	32,230
Shimizu	14,300	130,515
Shimizu Bank	400	7,527
Shin Nippon Air Technologies	1,000	14,945
†Shin Nippon Biomedical Laboratories	2,000	10,931
Shinagawa Refractories	700	31,297
Shindengen Electric Manufacturing	300	14,337
Shin-Etsu Chemical	2,000	177,170
Shin-Etsu Polymer	1,100	9,033
Shinko Electric Industries	4,100	34,497
Shinko Plantech	3,000	31,209
Shinmaywa Industries	5,200	70,481
Shinnihon	2,400	26,150
Shinoken Group	2,800	29,671
Shinsei Bank	3,700	60,473
Shinsho	700	19,592
Shinwa	400	7,713
Shionogi & Co.	1,500	98,011
Ship Healthcare Holdings	2,500	96,704
Shiseido	1,500	116,164
Shizuki Electric	1,400	9,796
Shizuoka Bank	10,000	89,773
Shizuoka Gas	4,100	36,338
Shoei	600	25,902
Shoei Foods	600	22,153
Shofu	1,000	12,067
Showa	4,500	69,112
Showa Denko	6,000	331,104
Showa Sangyo	600	15,467
Showa Shell Sekiyu	5,600	118,634
SIGMAXYZ	2,000	22,989
Siix	1,200	20,891

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sinanen Holdings	600	$15,393
Sinfonia Technology	1,200	17,891
Sinko Industries	1,600	26,545
SK-Electronics	700	13,634
SKY Perfect JSAT Holdings	8,900	42,926
Skylark Holdings	6,800	100,606
SMC	200	64,003
SMK	200	5,474
SMS	1,800	35,819
Sodick	4,700	42,690
SoftBank Group	13,400	1,352,737
=Sogo Medical	2,700	59,557
Sohgo Security Services	900	39,566
Sojitz	29,100	105,008
Soken Chemical & Engineering	1,100	19,218
Sompo Holdings	3,800	161,839
Sony	10,700	656,013
Sony Financial Holdings	2,900	63,911
Sotetsu Holdings	1,400	46,823
Sourcenext	2,800	29,129
Space	1,200	15,008
Space Value Holdings	2,600	25,080
Sparx Group	5,300	13,854
Square Enix Holdings	800	33,093
SRA Holdings	500	15,314
Srg Takamiya	2,400	14,279
St Marc Holdings	900	21,007
Stanley Electric	2,600	88,902
Star Micronics	1,700	30,224
Starts	3,000	66,194
Starzen	400	17,233
Stella Chemifa	400	14,628
Studio Alice	900	18,591
Subaru	11,600	355,290
Sugi Holdings	700	34,378
Sugimoto & Co.	800	14,223
SUMCO	5,200	75,423
Sumida	2,500	32,389
Suminoe Textile	800	22,883
Sumitomo	10,300	171,742
Sumitomo Bakelite	1,600	71,959
Sumitomo Chemical	49,000	286,789
Sumitomo Dainippon Pharma	3,200	73,480
Sumitomo Densetsu	900	14,797
Sumitomo Electric Industries	23,100	362,297
Sumitomo Forestry	13,400	232,926
Sumitomo Heavy Industries	2,800	99,930
Sumitomo Metal Mining	3,600	126,295
Sumitomo Mitsui Construction	14,700	98,845
Sumitomo Mitsui Financial Group	15,100	609,475
Sumitomo Mitsui Trust Holdings	3,900	160,503
Sumitomo Osaka Cement	1,800	74,617

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Realty & Development	6,000	$215,455
Sumitomo Riko	3,300	33,343
Sumitomo Rubber Industries	9,300	139,557
Sumitomo Seika Chemicals	600	33,691
Sun Frontier Fudousan	2,200	25,172
Suncall	3,200	22,221
Sundrug	400	14,276
Suntory Beverage & Food	1,100	46,568
Sun-Wa Technos	1,500	18,456
Suruga Bank	6,700	33,494
Sushiro Global Holdings	400	23,693
Suzuken Aichi	1,000	47,439
Suzuki	2,700	19,415
Suzuki Motor	2,700	154,652
SWCC Showa Holdings	1,600	11,308
Sysmex	900	77,469
Systena	3,600	49,206
T Hasegawa	1,500	31,051
T RAD	800	21,968
T&D Holdings	10,600	174,925
T&K Toka	1,200	12,452
Tachibana Eletech	800	13,716
Tachi-S	1,400	20,947
Tadano	4,700	54,644
Taihei Dengyo Kaisha	1,000	26,492
Taiheiyo Cement	7,200	225,911
Taiho Kogyo	900	10,575
Taikisha	500	16,326
Taisei	3,100	141,331
Taiyo Holdings	700	27,015
Taiyo Nippon Sanso	5,600	83,788
Taiyo Yuden	5,900	132,623
Takaoka Toko	700	11,040
Takara Holdings	5,300	77,900
Takara Leben	9,900	29,886
Takara Standard	2,200	38,513
Takasago International	600	21,968
Takasago Thermal Engineering	800	14,476
Takashimaya	5,500	92,893
Take And Give Needs	1,700	34,862
Takeda Pharmaceutical	9,700	414,995
Takeei	900	6,582
Takeuchi Manufacturing	1,800	48,557
Takisawa Machine Tool	1,000	15,561
Takuma	2,700	35,859
Tama Home	3,400	33,665
Tamron	700	14,909
Tamura	4,000	25,031
Tanseisha	2,100	22,013
Tateru	1,500	9,743
Tatsuta Electric Wire & Cable	3,600	20,088
Tayca	500	11,890

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TDK	1,900	$207,191
TechnoPro Holdings	1,000	62,049
Teijin	12,100	232,053
Teikoku Electric Manufacturing	300	4,497
Tekken	600	15,615
Terumo	1,000	59,233
T-Gaia	700	18,261
THK	5,100	129,812
TIS	3,500	174,969
Toa Hyogo	1,000	11,679
Toa Oil	1,100	26,043
TOA ROAD	300	10,073
Toa Tokyo	600	13,197
Toagosei	5,400	62,308
Tobishima	680	11,491
Tobu Railway	1,800	53,230
TOC	2,100	14,897
Tocalo	3,500	36,041
Tochigi Bank	7,700	25,752
Toda	10,200	73,614
Toda Kogyo	800	21,088
Toei	200	24,063
Toei Animation	600	18,641
Toenec	200	5,686
Toho (Kobe)	300	6,007
Toho (Tokyo)	1,200	37,652
Toho Bank	8,800	32,607
Toho Gas	1,600	60,764
Toho Holdings	1,500	39,804
Toho Titanium	1,700	20,468
Toho Zinc	900	35,724
Tohoku Bank	1,100	13,176
Tohoku Electric Power	3,600	48,858
Tokai Carbon	4,400	86,397
Tokai Gifu	1,000	23,024
TOKAI Holdings	5,500	55,184
Tokai Rika	4,500	95,054
Tokai Tokyo Financial Holdings	13,200	75,980
Token	300	19,671
Tokio Marine Holdings	7,900	391,941
Tokushu Tokai Paper	400	16,810
Tokuyama	3,300	89,747
†Tokyo Base	1,700	9,651
Tokyo Century	1,400	86,992
Tokyo Dome	4,300	37,656
†Tokyo Electric Power Holdings	13,900	68,264
Tokyo Electron	1,100	151,127
Tokyo Electron Device	700	11,940
Tokyo Energy & Systems	1,900	19,130
Tokyo Gas	2,000	49,155
Tokyo Keiki	2,200	23,410
Tokyo Kiraboshi Financial Group	1,700	36,223

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Ohka Kogyo	1,000	$29,660
Tokyo Rope Manufacturing	600	7,847
Tokyo Seimitsu	1,700	44,168
Tokyo Steel Manufacturing	4,300	31,487
Tokyo Tatemono	8,100	98,808
Tokyo Tekko	1,100	17,639
Tokyotokeiba	500	19,253
Tokyu	3,800	69,498
Tokyu Construction	9,200	88,826
Tokyu Fudosan Holdings	21,600	150,565
Toli	2,800	8,970
Tomoe	1,600	6,928
Tomoku	800	14,849
TOMONY Holdings	8,900	37,991
Tomy	7,200	74,078
Tonami Holdings	500	31,905
Topcon	3,800	69,365
Toppan Forms	2,900	27,872
Toppan Printing	2,500	40,156
Topre	2,600	65,767
Topy Industries	1,200	35,328
Toray Industries	27,500	206,577
Torex Semiconductor	1,500	20,410
Toridoll Holdings	1,500	32,635
Torii Pharmaceutical	600	14,443
Torikizoku	900	18,813
Torishima Pump Manufacturing	1,600	15,476
Tosei	3,100	32,059
Toshiba Machine	1,200	26,837
Toshiba Plant Systems & Services	1,400	29,917
Toshiba TEC	1,600	46,612
Tosho	600	24,344
Tosoh	11,000	169,424
Totech	400	10,720
Totetsu Kogyo	1,400	35,992
TOTO	700	29,049
Totoku Electric	700	13,665
Tottori Bank	600	8,777
Tow	4,700	35,037
Towa	1,400	13,320
Towa Bank	1,300	12,082
Towa Pharmaceutical	700	51,875
Toyo Construction	5,200	21,190
†Toyo Engineering	1,000	7,974
Toyo Ink SC Holdings	1,600	42,387
Toyo Kanetsu	300	7,554
Toyo Securities	8,000	18,870
Toyo Seikan Group Holdings	5,700	118,244
Toyo Suisan Kaisha	1,900	73,662
Toyo Tanso	1,000	29,660
Toyo Tire & Rubber	8,000	144,130
Toyobo	4,500	76,360

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyoda Gosei	5,000	$123,438
Toyota Boshoku	4,300	80,270
Toyota Motor	40,484	2,528,023
Toyota Motor ADR	1,489	185,157
Toyota Tsusho	5,500	207,666
TPR	1,800	47,606
Trancom	400	29,255
Trend Micro	1,300	83,638
Tri Chemical Laboratories	300	12,502
Trusco Nakayama	1,900	52,592
Trust Tech	800	31,192
TS Tech	2,800	96,603
Tsubaki Nakashima	2,100	43,268
Tsubakimoto Chain	1,200	55,554
Tsugami	5,000	49,507
Tsukada Global Holdings	1,600	9,153
Tsukishima Kikai	1,500	20,727
Tsukuba Bank	3,300	7,987
Tsukui	2,800	27,478
Tsumura & Co.	1,600	55,202
Tsuruha Holdings	400	49,252
Tsurumi Manufacturing	800	13,202
Tv Tokyo Holdings	700	17,343
UACJ	3,200	76,634
Ube Industries	10,500	285,557
UKC Holdings	1,200	27,661
Ulvac	4,100	153,903
Unicharm	1,500	49,613
Unipres	3,000	58,326
UNITED	700	17,324
United Arrows	700	29,819
United Super Markets Holdings	1,800	22,401
†Unitika	2,500	15,930
†Universal Entertainment	900	27,447
Unizo Holdings	1,300	25,057
Urbanet	5,600	17,152
†U-Shin	2,200	15,064
Ushio	4,200	57,592
USS	2,100	38,980
†UT Group	900	32,120
V Technology	100	14,997
Valor Holdings	3,000	69,389
Valqua	800	22,461
ValueCommerce	1,200	26,150
Vector	800	18,891
†Vision	600	26,668
Vital KSK Holdings	1,900	21,421
Vitec Holdings	600	13,566
Voyage Group	1,100	15,103
VT Holdings	3,300	14,580
Wacoal Holdings	2,700	77,469
Wacom	3,700	15,761

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Wakachiku Construction	1,500	$21,836
Wakita & Co.	1,900	23,512
Warabeya Nichiyo Holdings	1,300	22,998
Watahan & Co.	500	12,815
WATAMI	1,800	20,579
Wavelock Holdings	1,500	13,096
WDB Holdings	300	10,720
Weathernews	700	21,964
Welcia Holdings	800	45,344
West Holdings	6,200	41,854
West Japan Railway	800	55,772
Will Group	2,200	20,176
World Holdings	800	24,151
Wowow	500	16,040
Xebio Holdings	2,000	29,167
Yachiyo Industry	1,000	9,708
Yagi & Co.	500	7,688
Yahagi Construction	1,500	11,459
Yahoo Japan	9,000	32,397
Yakult Honsha	600	49,164
Yakuodo	400	13,695
YAMABIKO	1,600	19,827
YAMADA Consulting Group	500	11,679
Yamada Denki	13,100	66,296
Yamagata Bank	1,900	41,020
Yamaguchi Financial Group	9,000	98,064
Yamaha	800	42,387
Yamaha Motor	10,400	291,533
Yamaichi Electronics	1,500	20,740
YA-MAN	1,000	20,313
Yamanashi Chuo Bank	1,200	21,567
Yamatane	900	16,809
Yamato Holdings	2,800	85,957
Yamaya	400	10,702
Yamazaki Baking	6,900	138,097
Yamazen	2,400	28,622
Yaoko	1,000	61,169
Yaskawa Electric	5,000	148,521
Yasunaga	500	9,013
Yellow Hat	500	13,378
Yokogawa Bridge Holdings	2,100	43,989
Yokogawa Electric	4,600	97,287
Yokohama Reito	3,900	31,613
Yokohama Rubber	8,400	181,056
Yokowo	1,800	23,019
Yomiuri Land	300	12,014
Yondoshi Holdings	500	10,469
Yorozu	1,000	15,455
Yoshinoya Holdings	2,200	34,892
Yotai Refractories	2,700	21,387
Yuasa Trading	900	32,318
Yume No Machi Souzou Iinkai	600	19,328

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yumeshin Holdings	2,500	$25,018
Yurtec	3,400	28,488
Yushiro Chemical Industry	1,300	17,998
Zenkoku Hosho	900	36,002
Zenrin	900	27,882
Zensho Holdings	2,800	55,251
Zeon	9,800	103,158
†ZIGExN	1,500	11,076
Zojirushi	1,100	15,558
ZOZO	2,800	84,774

		84,053,399

Netherlands–2.65%
Aalberts Industries	8,654	368,551
ABN AMRO Group CVA	9,851	268,209
Accell Group	637	12,381
Aegon	35,912	232,995
Aegon (New York Shares)	1,600	10,288
Akzo Nobel	5,118	478,589
†ALTICE EUROPE Class A	2,117	5,710
AMG Advanced Metallurgical Group	2,669	123,768
Amsterdam Commodities	1,224	27,570
APERAM	2,551	116,963
Arcadis	2,828	47,314
ArcelorMittal (New York Shares)	13,753	424,418
ASM International	1,995	103,284
ASML Holding	598	111,714
ASML Holding (New York Shares)	2,249	422,857
ASR Nederland	6,817	324,985
†Basic-Fit	2,052	69,806
BE Semiconductor Industries	4,499	94,912
Beter Bed Holding	484	2,562
BinckBank	3,253	20,055
Boskalis Westminster	4,500	141,642
Brunel International	605	8,752
Coca-Cola European Partners	3,700	167,540
Corbion	4,390	142,716
ForFarmers	2,935	33,225
†Fugro CVA	5,395	71,251
†Gemalto	1,791	104,388
GrandVision	4,447	109,460
†Heijmans CVA	1,585	22,856
Heineken	2,047	191,940
Hunter Douglas	186	13,994
IMCD	1,117	86,957
ING Groep	32,651	423,979
ING Groep ADR	6,300	81,711
Intertrust	2,494	46,186
KAS Bank CVA	673	5,821
Kendrion	1,488	51,829
Koninklijke Ahold Delhaize	26,515	608,008
Koninklijke BAM Groep	11,891	45,670

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke DSM	3,023	$320,239
Koninklijke KPN	163,793	432,070
Koninklijke Philips	3,421	155,840
Koninklijke Philips (New York Shares)	7,142	325,032
Koninklijke Vopak	3,554	175,123
Nederland Apparatenfabriek	289	16,911
NN Group	6,474	288,864
†OCI	1,581	50,535
Ordina	8,314	16,584
PostNL	18,588	66,471
Randstad	5,232	279,311
SBM Offshore	12,480	225,898
SIF Holding	984	18,280
Signify	5,931	153,562
Sligro Food Group	1,164	49,734
TKH Group CVA	2,418	136,160
†TomTom	6,001	49,162
Unilever (New York Shares)	7,196	399,738
Unilever CVA	2,570	143,123
†Van Lanschot Kempen CVA	475	12,547
Wessanen	4,460	54,527
Wolters Kluwer	4,648	289,687

		9,284,254

New Zealand–0.46%
†a2 Milk	13,678	102,088
Air New Zealand	57,042	116,834
Auckland International Airport	8,728	42,233
Chorus	38,704	124,683
Contact Energy	9,731	37,605
EBOS Group	4,086	60,831
Fisher & Paykel Healthcare	6,224	62,090
Fletcher Building	12,695	55,033
Fonterra Co-operative Group	1,748	5,666
Freightways	10,457	54,204
Genesis Energy	17,212	29,492
Gentrack Group	3,379	16,014
Hallenstein Glasson Holdings	5,127	19,881
Heartland Bank	26,762	30,689
Infratil	17,897	42,292
Kathmandu Holdings	7,375	16,181
Mainfreight	2,869	57,451
Mercury	3,950	8,810
Metlifecare	11,658	50,229
New Zealand Refining	7,205	12,274
NZX	14,218	10,367
Port of Tauranga	7,990	27,699
Restaurant Brands New Zealand	7,072	36,658
Ryman Healthcare	5,732	53,192
Sanford	3,824	20,227
Scales	3,563	11,809
Skellerup Holdings	11,414	16,191

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
SKY Network Television	9,600	$13,999
SKYCITY Entertainment Group	28,897	76,809
Spark New Zealand	37,407	100,421
Summerset Group Holdings	15,998	82,819
†Synlait Milk	4,693	33,752
Tourism Holdings	5,008	19,054
Trade Me Group	15,905	55,033
Vector	4,460	10,199
Vista Group International	7,747	19,873
Warehouse Group	6,110	8,343
Z Energy	17,586	83,347

		1,624,372

Norway–1.13%
ABG Sundal Collier Holding	35,090	24,791
AF Gruppen	854	13,693
†Akastor	6,130	13,316
Aker Class A	1,299	117,151
Aker BP	5,231	221,998
†Aker Solutions	6,553	46,619
†American Shipping	4,751	18,096
†Atea	5,374	87,159
Austevoll Seafood	5,943	81,930
†Avance Gas Holding	6,307	15,762
†Axactor	6,859	21,006
Bakkafrost	1,563	95,331
Bonheur	1,160	14,680
Borregaard	5,961	61,084
†BW LPG	3,677	16,106
†BW Offshore	8,430	66,912
DNB	10,717	225,500
DNO	52,313	108,145
†DOF	17,156	15,261
Entra	2,612	37,549
Equinor	22,242	627,190
Equinor ADR	700	19,740
†Frontline	2,974	17,357
Gjensidige Forsikring	1,459	24,595
Grieg Seafood	3,963	52,345
Hexagon Composites	3,465	10,644
†Kongsberg Automotive	21,255	23,739
†Kvaerner	15,716	29,081
Leroy Seafood Group	8,966	73,171
Marine Harvest	5,452	126,306
†NEL	1,223	582
Norsk Hydro	16,677	100,118
Norway Royal Salmon	1,004	24,228
†Norwegian Air Shuttle	1,122	33,775
†Norwegian Finans Holding	6,366	77,866
Ocean Yield	6,285	51,431
†Odfjell Drilling	3,992	17,658
Orkla	5,884	49,711

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Otello	2,227	$4,854
†Petroleum Geo-Services	27,728	124,727
†Prosafe	521	1,920
†Protector Forsikring	1,286	8,375
†REC Silicon	113,969	8,843
Salmar	1,165	58,144
Sbanken	1,817	19,803
Scatec Solar	7,604	56,245
Schibsted Class A	888	33,343
Schibsted Class B	714	24,739
Selvaag Bolig	3,629	17,278
†Solstad Farstad	29,089	17,513
SpareBank 1 SR-Bank	6,852	83,348
Spectrum	3,222	24,386
Stolt-Nielsen	1,310	20,055
Storebrand	14,858	132,720
Subsea 7	8,934	132,164
Telenor	5,228	102,199
TGS NOPEC Geophysical	5,590	227,824
Tomra Systems	1,480	36,915
Veidekke	4,780	52,212
Wilh Wilhelmsen Holding Class A	394	8,675
XXL	2,669	13,757
Yara International	1,962	96,355

		3,968,020

Portugal–0.23%
Altri	3,521	33,767
†Banco Comercial Portugues Class R	422,999	125,236
CTT-Correios de Portugal	4,552	17,843
EDP - Energias de Portugal	17,334	63,959
EDP Renovaveis	5,042	51,164
Galp Energia	7,878	156,318
Jeronimo Martins	3,619	53,300
†Mota-Engil	7,497	18,279
Navigator	7,772	38,062
NOS	17,073	102,285
REN - Redes Energeticas Nacionais	14,994	42,303
Semapa-Sociedade de Investimento e Gestao	1,921	38,184
Sonae	45,593	47,245
Sonae Capital	12,026	10,346

		798,291

Singapore–1.08%
Accordia Golf Trust	23,400	9,329
AEM Holdings	20,400	11,341
Banyan Tree Holdings	48,800	18,741
Best World International	23,900	25,700
Boustead Singapore	12,700	7,386
Bukit Sembawang Estates	7,800	32,922
CapitaLand	49,100	121,039

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
China Aviation Oil Singapore	9,000	$10,073
China Sunsine Chemical Holdings	15,500	11,905
Chip Eng Seng	40,600	24,799
CITIC Envirotech	63,600	25,588
City Developments	8,300	55,311
ComfortDelGro	53,100	94,388
CSE Global	25,500	9,327
Dairy Farm International Holdings	5,700	51,300
DBS Group Holdings	5,100	97,333
Delfi	3,900	3,195
†Ezion Holdings	288,390	15,611
Far East Orchard	21,100	20,374
First Resources	41,400	50,877
Frasers Property	17,500	21,634
Frencken Group	21,400	6,653
Genting Singapore	56,600	43,887
Geo Energy Resources	109,100	18,356
GL	20,900	11,466
Golden Agri-Resources	319,800	58,484
Great Eastern Holdings	700	13,897
GuocoLand	13,100	18,111
Halcyon Agri	27,812	10,274
Hi-P International	20,100	14,850
Ho Bee Land	7,100	13,244
Hong Fok	19,800	10,066
Hong Leong Finance	10,000	18,800
Hongkong Land Holdings	14,900	98,638
Hotel Grand Central	19,542	19,727
Hutchison Port Holdings Trust	283,800	70,950
†Hyflux	16,000	160
Indofood Agri Resources	26,500	3,664
Japfa	38,000	18,207
Jardine Cycle & Carriage	2,488	58,221
Keppel	25,200	128,300
Keppel Infrastructure Trust	113,700	41,170
Lian Beng Group	45,500	17,307
M1	27,500	42,445
†=Midas Holdings	143,100	7,537
†mm2 Asia	59,300	16,701
Olam International	49,100	72,911
OUE	20,900	23,391
Oversea-Chinese Banking	57,388	480,245
Oxley Holdings	92,184	22,590
QAF	12,400	6,803
Raffles Medical Group	41,400	34,221
RHT Health Trust	23,800	12,883
Riverstone Holdings	20,800	17,954
SATS	19,200	73,314
Sembcorp Industries	92,600	209,308
Sembcorp Marine	12,700	18,952
Sheng Siong Group	17,900	14,665
SIIC Environment Holdings	68,260	14,231

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Sinarmas Land	50,600	$11,474
Singapore Airlines	29,700	211,607
Singapore Exchange	12,900	69,546
Singapore Post	44,900	37,114
Singapore Technologies Engineering	20,700	53,906
Singapore Telecommunications	52,000	123,243
Stamford Land	46,600	17,214
StarHub	26,400	36,113
Sunningdale Tech	8,300	9,107
Tuan Sing Holdings	49,700	14,179
UMS Holdings	27,625	15,156
United Engineers	16,300	31,597
United Industrial	4,400	9,640
United Overseas Bank	15,362	304,307
UOB-Kay Hian Holdings	6,400	5,899
UOL Group	17,300	87,193
Valuetronics Holdings	30,910	16,054
Venture	10,300	132,833
Wheelock Properties Singapore	18,000	27,782
Wilmar International	26,600	62,655
Wing Tai Holdings	19,300	27,530

		3,784,905

South Africa–0.06%
Old Mutual	106,051	224,176

		224,176

Spain–2.36%
Acciona	1,873	169,753
Acerinox	10,362	148,219
ACS Actividades de Construccion y Servicios	6,297	268,172
Aena	166	28,814
Almirall	994	19,977
Amadeus IT Group	4,747	441,031
†Amper	80,575	28,122
Applus Services	8,242	117,321
Atresmedia Corp. de Medios de Comunicacion	4,821	29,946
Azkoyen	1,341	11,989
Banco Bilbao Vizcaya Argentaria	67,466	430,039
Banco de Sabadell	168,477	261,922
Banco Santander	152,519	767,740
Banco Santander ADR	26,233	131,165
Bankia	20,778	81,468
Bankinter	6,899	63,536
Bolsas y Mercados Espanoles	2,816	91,023
CaixaBank	56,478	258,230
Cellnex Telecom	5,699	149,739
Cia de Distribucion Integral Logista Holdings	2,541	65,259
CIE Automotive	2,662	83,326

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Construcciones y Auxiliar de Ferrocarriles	660	$27,472
Distribuidora Internacional de Alimentacion	18,760	43,563
Ebro Foods	1,916	41,844
†eDreams ODIGEO	3,178	13,800
Elecnor	1,813	24,334
Enagas	11,621	313,702
Ence Energia y Celulosa	8,878	90,193
Endesa	3,243	70,072
Ercros	5,966	34,738
Euskaltel	4,915	38,662
Faes Farma	14,584	61,635
Ferrovial	1,323	27,450
Fluidra	3,288	49,170
†Fomento de Construcciones y Contratas	3,158	47,372
†Global Dominion Access	7,450	45,412
Grifols	3,268	92,050
Grupo Catalana Occidente	1,101	47,937
Iberdrola	94,703	696,894
†Indra Sistemas	8,152	93,560
Industria de Diseno Textil	5,922	179,526
†Liberbank	124,330	69,578
Mapfre	83,608	262,291
Mediaset Espana Comunicacion	9,758	71,263
Melia Hotels International	3,149	35,245
Miquel y Costas & Miquel	859	31,915
Naturgy Energy Group	8,813	240,562
NH Hotel Group	7,418	54,131
Obrascon Huarte Lain	5,166	10,299
Papeles y Cartones de Europa	2,516	48,842
†Promotora de Informaciones Class A	18,591	41,875
Prosegur Cia de Seguridad	15,865	98,547
†Realia Business	9,268	11,170
Red Electrica	7,981	167,165
Repsol	26,635	530,820
Sacyr	24,257	71,113
†Siemens Gamesa Renewable Energy	2,265	28,665
†Solaria Energia y Medio Ambiente	4,205	27,292
†Talgo	6,334	33,498
Tecnicas Reunidas	1,353	41,645
Telefonica	23,701	187,618
Telefonica ADR	19,864	156,131
Telepizza Group	2,659	15,745
†Tubacex	611	2,256
Vidrala	731	68,577
Viscofan	2,727	198,836
†Vocento	6,110	8,555
Zardoya Otis	6,915	64,470

		8,264,281

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden–2.77%
AAK	5,274	$91,423
†AcadeMedia	3,239	17,967
Acando	5,705	23,879
AddLife	935	21,146
AddTech Class B	1,169	24,939
AF	2,647	61,176
Ahlsell	15,656	87,657
Alfa Laval	3,498	94,855
Alimak Group	710	10,018
Arjo Class B	11,849	40,064
Assa Abloy Class B	6,599	132,650
Atlas Copco Class A	4,171	120,239
Atlas Copco Class B	2,774	74,021
Atrium Ljungberg Class B	1,277	23,162
Attendo	3,773	35,470
Avanza Bank Holding	949	43,225
Axfood	2,174	40,704
Beijer Alma Class B	2,164	36,270
Beijer Ref	1,701	35,722
Bergman & Beving Class B	2,044	22,148
Besqab	861	12,749
†Betsson	9,414	72,538
Bilia Class A	5,432	44,343
BillerudKorsnas	9,484	122,506
BioGaia Class B	773	38,835
Biotage	1,668	22,372
Boliden	8,851	246,885
Bonava Class B	4,821	69,271
Bravida Holding	6,158	50,512
Bufab	2,873	33,490
Bulten	815	9,831
Byggmax Group	2,929	11,980
Capio	5,127	29,248
Castellum	3,437	61,528
Catena	661	14,801
Clas Ohlson Class B	1,932	15,717
Cloetta Class B	9,063	28,023
Com Hem Holding	5,928	98,051
Concentric	2,269	36,509
†D Carnegie & Co	802	15,359
Dios Fastigheter	2,766	17,709
Dometic Group	13,171	115,521
Duni	3,070	40,623
Dustin Group	2,238	21,127
Eastnine	1,862	19,296
Electrolux Class B	3,363	74,167
Elekta Class B	4,571	61,487
†Enea	691	8,475
†Epiroc Class A	3,375	37,709
†Epiroc Class B	1,908	19,644
Essity Class B	4,944	124,276
Fabege	4,066	56,337

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Fastighets Balder Class B	1,822	$50,555
Fenix Outdoor International	263	30,007
†Fingerprint Cards Class B	23,930	26,350
Getinge Class B	10,445	120,347
Granges	7,012	83,632
Gunnebo	3,239	9,676
Haldex	3,002	29,455
Hemfosa Fastigheter	5,440	74,983
Hennes & Mauritz Class B	7,150	132,133
Hexagon Class B	1,095	64,191
Hexpol	6,700	73,880
HMS Networks	904	16,173
Holmen Class B	4,202	109,360
Hufvudstaden Class A	1,839	27,976
Husqvarna Class A	357	3,117
Husqvarna Class B	15,304	130,355
ICA Gruppen	2,474	78,501
Indutrade	2,575	69,710
Intrum	3,658	95,119
Inwido	2,366	17,823
ITAB Shop Concept Class B	1,500	4,118
JM	6,120	120,163
†KappAhl	8,744	33,358
Karo Pharma	12,195	43,360
Kindred Group SDR	7,464	83,816
Klovern Class B	25,228	33,155
KNOW IT	1,633	34,654
Kungsleden	6,895	50,738
Lagercrantz Group Class B	1,482	14,674
Lifco Class B	685	30,715
Lindab International	4,961	37,121
Loomis Class B	4,760	153,286
Lundin Petroleum	1,834	70,204
Mekonomen	1,414	20,110
Millicom International Cellular SDR	2,211	127,002
Momentum Group Class B	1,030	13,050
Mycronic	2,215	23,191
NCC Class B	36	638
†NetEnt	3,048	12,358
New Wave Group Class B	1,826	13,519
Nibe Industrier Class B	3,204	38,394
Nobia	8,020	56,761
Nobina	7,263	51,975
Nolato Class B	1,916	118,141
Nordea Bank	31,820	346,793
Nordic Waterproofing Holding	2,580	23,863
NP3 Fastigheter	1,486	10,634
Opus Group	18,102	13,036
†Oriflame Holding	1,332	34,082
Peab	14,960	136,935
Platzer Fastigheter Holding Class B	1,642	11,510
Pricer Class B	11,019	15,101

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Proact IT Group	780	$15,359
†Radisson Hospitality	3,703	15,187
Ratos Class B	13,410	48,888
†RaySearch Laboratories	882	12,137
†Recipharm Class B	2,350	37,548
Resurs Holding Class A	3,017	22,592
Rottneros	8,551	10,815
Saab Class B	1,001	50,346
Sagax Class B	1,345	18,857
Sandvik	9,776	173,523
†SAS	26,948	65,131
Scandi Standard	5,314	34,142
Scandic Hotels Group	3,092	34,739
†Sectra Class B	568	15,211
Securitas Class B	4,831	84,119
Skandinaviska Enskilda Banken Class A	24,410	272,571
Skanska Class B	7,236	142,116
SKF Class A	693	13,677
SKF Class B	12,489	246,410
SkiStar	1,958	48,799
SSAB Class A	8,512	42,793
SSAB Class B	14,970	60,740
SSAB (Helsinki Stock Exchange) Class B	7,881	31,907
Svenska Cellulosa Class A	1,121	12,765
Svenska Cellulosa Class B	17,336	196,428
Svenska Handelsbanken Class A	21,342	269,555
Svenska Handelsbanken Class B	861	10,831
Swedbank Class A	11,154	276,484
Swedish Match	1,648	84,371
†Swedish Orphan Biovitrum	1,348	39,436
Systemair	645	8,593
Tele2 Class B	9,976	120,106
Telefonaktiebolaget LM Ericsson Class B	28,194	250,235
Telia	62,638	287,698
Thule Group	3,579	86,582
Trelleborg Class B	5,924	120,814
Vitrolife	2,020	29,652
Volvo Class A	4,893	86,492
Volvo Class B	29,055	513,597
Wallenstam Class B	6,110	57,887
Wihlborgs Fastigheter	4,352	52,357

		9,688,942

Switzerland–5.77%
ABB	42,706	1,009,122
Adecco Group	3,983	209,174
†Allreal Holding	877	140,745
†Alpiq Holding	434	34,936
†ALSO Holding	352	44,117

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†ams	809	$45,223
APG SGA	54	19,258
†Arbonia	2,175	29,520
†Aryzta	4,433	42,189
Ascom Holding	1,103	22,433
Autoneum Holding	251	50,640
Bachem Holding Class B	172	22,013
Baloise Holding	2,134	325,514
Banque Cantonale de Geneve	72	14,269
Banque Cantonale Vaudoise	142	105,335
Barry Callebaut	62	117,506
Belimo Holding Class R	16	76,544
Bell Food Group	80	25,433
†Bellevue Group	933	24,052
Berner Kantonalbank	178	39,630
BKW	572	36,253
Bobst Group	566	44,293
Bossard Holding Class A	434	86,146
Bucher Industries	320	102,776
Burckhardt Compression Holding	114	39,657
Burkhalter Holding	128	10,108
†Calida Holding	290	10,062
Carlo Gavazzi Holding	46	13,593
Cembra Money Bank	1,456	131,743
†Cham Group	36	16,580
Chocoladefabriken Lindt & Spruengli Class R	1	82,026
†Cicor Technologies	245	12,357
Cie Financiere Richemont	4,675	381,088
Cie Financiere Tradition	102	10,913
†Clariant	10,371	269,895
Coltene Holding	149	17,004
Conzzeta	56	60,942
†Credit Suisse Group	28,573	429,439
†Credit Suisse Group ADR	583	8,710
Daetwyler Holding Class B	454	86,507
DKSH Holding	919	62,553
†dormakaba Holding Class B	101	76,105
†Dufry	1,492	168,219
†EFG International	6,005	45,891
Emmi	112	83,595
EMS-Chemie Holding	119	70,934
†Feintool International Holding	279	31,840
Flughafen Zurich	1,195	241,581
Forbo Holding	79	126,703
†GAM Holding	9,624	68,351
Geberit	493	228,667
Georg Fischer	314	355,146
Givaudan	113	277,837
Gurit Holding Class B	24	20,200
Helvetia Holding	423	257,748
†HOCHDORF Holding	78	14,020

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Huber + Suhner	884	$66,115
Implenia	1,019	64,531
†Inficon Holding	131	66,942
Interroll Holding Class R	40	78,011
Intershop Holding	66	33,222
†Julius Baer Group	6,361	318,309
Jungfraubahn Holding	207	30,162
†Kardex	391	66,375
Komax Holding Class R	298	96,256
†Kudelski Class B	1,531	13,089
Kuehne + Nagel International Class R	718	113,765
†LafargeHolcim	5,699	281,350
LEM Holding	23	27,092
Liechtensteinische Landesbank	592	38,968
Logitech International Class R	1,164	52,021
Logitech International (New York Shares) Class R	2,260	101,067
†Lonza Group	1,665	568,346
Luzerner Kantonalbank	173	87,699
Metall Zug	7	22,967
Mobilezone Holding	2,635	31,145
Mobimo Holding	405	95,741
Nestle	24,237	2,020,656
Novartis	22,504	1,935,335
Novartis ADR	161	13,872
†OC Oerlikon	11,660	159,918
†Orascom Development Holding	824	10,033
Orior	377	35,341
Panalpina Welttransport Holding	778	113,363
Partners Group Holding	259	205,453
Phoenix Mecano Class B	34	22,553
Plazza Class A	48	11,005
PSP Swiss Property	1,478	143,146
Rieter Holding	188	28,907
Roche Holding	4,490	1,087,729
Roche Holding (Swiss Exchange)	150	36,499
Romande Energie Holding	5	6,267
†Schaffner Holding Class R	33	11,534
Schindler Holding	319	76,971
†Schmolz + Bickenbach	41,908	33,052
Schweiter Technologies Class B	51	61,736
†SFS Group	1,215	140,888
SGS	63	165,877
†Siegfried Holding	187	86,983
Sika	2,700	393,142
Sonova Holding	1,217	242,185
St Galler Kantonalbank	148	74,875
Straumann Holding Class R	210	157,917
Sulzer	744	89,380
†Sunrise Communications Group	3,562	322,482
Swatch Group	665	264,469
Swatch Group (Swiss Exchange)	1,203	93,774

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Swiss Life Holding	766	$290,353
Swiss Re	3,739	345,174
Swisscom	1,094	496,503
Swissquote Group Holding	434	31,531
Tamedia	63	7,671
Tecan Group Class R	339	80,208
†Temenos	1,417	229,862
†u-blox Holding	564	80,801
†UBS Group	28,497	450,075
†UBS Group (New York Shares)	16,782	263,981
Valiant Holding	898	101,750
†Valora Holding	234	62,828
†VAT Group	496	55,645
Vaudoise Assurances Holding	46	24,186
Vetropack Holding Class B	7	17,760
Vifor Pharma	294	50,972
Vontobel Holding Class R	1,634	115,382
VP Bank	188	29,309
VZ Holding	61	18,150
†Ypsomed Holding	278	39,658
Zehnder Group	646	28,173
Zug Estates Holding Class B	9	15,590
Zuger Kantonalbank Class B	3	17,791
Zurich Insurance Group	2,208	697,903

		20,226,906

United Kingdom–15.65%
4imprint Group	461	11,957
888 Holdings	14,760	38,342
AA	31,539	39,875
†Acacia Mining	5,399	9,338
Admiral Group	4,204	113,973
AG Barr	8,617	80,866
Aggreko	18,915	215,031
Anglo American	50,947	1,144,146
Anglo-Eastern Plantations	1,229	9,131
Antofagasta	12,580	140,192
Arrow Global Group	10,826	32,596
Ashmore Group	11,961	56,747
Ashtead Group	10,501	333,552
Associated British Foods	3,646	108,825
AstraZeneca	357	27,747
AstraZeneca ADR	15,525	614,324
Auto Trader Group	32,168	187,249
AVEVA Group	1,487	56,090
Aviva	88,697	565,900
Avon Rubber	818	13,754
B&M European Value Retail	42,471	214,120
Babcock International Group	24,182	227,881
BAE Systems	50,599	415,358
Balfour Beatty	26,792	95,718
Bank of Georgia Group	1,523	33,973

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Barclays	60,163	$134,704
Barclays ADR	35,408	316,902
Barratt Developments	49,725	367,482
BBA Aviation	30,369	118,986
Beazley	16,454	122,457
Bellway	11,002	432,208
Berkeley Group Holdings	8,756	419,868
BHP Billiton	8,188	178,354
BHP Billiton ADR	9,149	402,373
Bodycote	11,944	141,044
Bovis Homes Group	7,389	103,291
BP	72,459	556,553
BP ADR	52,763	2,432,374
Braemar Shipping Services	3,535	12,210
Brewin Dolphin Holdings	20,468	91,505
British American Tobacco	14,352	670,531
Britvic	12,309	125,541
BT Group	150,850	442,980
BT Group ADR	2,800	41,356
†BTG	5,494	39,492
Bunzl	3,184	100,140
Burberry Group	5,077	133,340
Cambian Group	10,146	25,853
Capita	34,895	64,994
Capital & Counties Properties	25,463	88,381
Card Factory	28,435	73,383
Carnival	1,149	71,346
Carnival ADR	748	47,184
Centamin	62,967	87,160
Centrica	115,062	232,306
Charles Taylor	2,800	9,562
Chemring Group	10,580	29,648
Chesnara	6,319	29,238
Cineworld Group	51,862	213,336
Clarkson	574	20,200
Close Brothers Group	13,227	272,738
CLS Holdings	3,724	10,679
CMC Markets	11,645	21,098
†Cobham	153,600	233,736
†Coca-Cola HBC	4,056	138,139
Communisis	16,118	10,966
Compass Group	10,681	237,503
Computacenter	5,450	89,931
Connect Group	11,057	4,677
Consort Medical	2,364	36,667
ConvaTec Group	76,383	231,372
Costain Group	7,704	41,873
Countryside Properties	6,856	30,937
†Countrywide	6,331	969
Cranswick	3,208	141,495
Crest Nicholson Holdings	14,166	64,661
Croda International	2,497	169,304

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
CYBG	30,834	$130,132
Daily Mail & General Trust Class A	3,176	29,060
Dairy Crest Group	10,235	60,992
DCC	2,772	251,647
De La Rue	3,905	24,533
Debenhams	32,597	4,155
Devro	15,625	41,953
DFS Furniture	7,788	21,926
Diageo	3,922	138,993
Diageo ADR	2,209	312,949
Dignity	2,479	32,925
Diploma	8,268	152,595
Direct Line Insurance Group	100,546	424,476
DiscoverIE Group	3,315	16,397
Dixons Carphone	57,550	127,256
Domino’s Pizza Group	23,734	86,432
Drax Group	27,505	139,170
DS Smith	90,792	566,012
Dunelm Group	1,645	11,728
easyJet	5,494	94,094
†EI Group	30,183	65,148
Electrocomponents	18,461	172,814
Elementis	9,763	34,180
†EnQuest	56,768	30,595
Entertainment One	27,576	148,515
Equiniti Group Class WI	5,648	19,582
Essentra	12,141	64,090
esure Group	16,021	57,968
Euromoney Institutional Investor	2,500	43,859
Evraz	13,963	103,118
Experian	10,367	266,261
FDM Group Holdings	2,676	33,833
Ferguson	3,142	266,808
Ferrexpo	25,210	65,783
†Findel	3,000	10,949
†Firstgroup	108,881	129,214
Foxtons Group	7,206	4,997
Fresnillo	2,052	21,969
Fuller Smith & Turner	1,225	15,152
G4S	115,675	364,865
Galliford Try	5,612	73,951
†GAME Digital	3,172	1,271
Games Workshop Group	1,693	83,522
†Gem Diamonds	5,209	8,079
†Georgia Capital	1,523	22,146
GlaxoSmithKline	11,664	233,638
GlaxoSmithKline ADR	10,225	410,738
†Glencore	232,453	1,004,982
Go-Ahead Group	3,728	78,085
Gocompare.Com Group	21,795	27,584
Grafton Group	9,538	94,171
Greencore Group	25,250	60,918

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Greene King	20,613	$131,702
Greggs	8,927	122,754
†Gulf Keystone Petroleum	17,982	67,618
GVC Holdings	11,541	138,166
Gym Group	5,199	21,278
Halfords Group	18,444	76,062
Halma	12,799	241,058
Hargreaves Lansdown	6,159	179,418
Hastings Group Holdings	16,993	57,454
Hays	111,976	297,737
Headlam Group	2,792	17,286
Helical	5,644	24,350
Henry Boot	32	120
Hikma Pharmaceuticals	8,963	216,124
Hill & Smith Holdings	5,845	75,117
Hilton Food Group	2,628	33,020
Hiscox	8,260	177,102
Hochschild Mining	18,007	38,433
HomeServe	20,430	272,942
Howden Joinery Group	28,356	173,302
HSBC Holdings	11,680	101,968
HSBC Holdings ADR	43,065	1,894,429
†Hunting	6,303	64,162
Huntsworth	11,191	16,774
Ibstock	28,769	88,344
IMI	20,902	298,863
Imperial Brands	9,014	313,812
Inchcape	37,020	322,805
†Indivior	24,115	57,881
Informa	10,480	104,114
Inmarsat	21,606	140,806
InterContinental Hotels Group ADR	1,685	105,801
International Consolidated Airlines Group (London Stock Exchange)	19,164	164,907
†Interserve	4,306	3,283
Intertek Group	3,526	229,422
Investec	24,534	172,551
ITE Group	29,980	28,135
ITV	73,083	150,362
IWG	41,569	131,606
J D Wetherspoon	6,474	110,203
J Sainsbury	41,907	175,772
James Fisher & Sons	3,119	77,241
Jardine Lloyd Thompson Group	6,464	159,741
JD Sports Fashion	17,971	107,537
John Laing Group	15,966	65,011
John Menzies	6,643	47,449
John Wood Group	39,365	395,895
Johnson Matthey	5,307	246,389
†JPJ Group	1,380	13,652
Jupiter Fund Management	21,385	112,970
†Just Eat	2,120	18,519

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Just Group	23,048	$26,556
Kainos Group	3,464	18,918
KAZ Minerals	17,192	123,155
KCOM Group	39,027	47,714
Keller Group	5,506	72,913
Kier Group	3,172	37,437
Kingfisher	72,755	244,658
†Lamprell	12,474	10,210
Lancashire Holdings	7,477	59,253
Legal & General Group	195,355	667,629
†Liberty Global Class A	1,294	37,435
†Liberty Global Class C	3,168	89,211
Liontrust Asset Management	1,357	11,249
Lloyds Banking Group	827,882	639,560
Lloyds Banking Group ADR	51,026	155,119
London Stock Exchange Group	5,091	304,309
†Lonmin	4,567	2,614
Lookers	24,983	34,647
LSL Property Services	3,879	13,398
†Luceco	17,351	11,308
Man Group	105,747	243,133
Marks & Spencer Group	88,372	332,652
Marshalls	15,329	82,876
Marston’s	28,930	37,236
†McBride	15,062	27,838
McCarthy & Stone	17,569	30,731
McColl’s Retail Group	81	153
Mears Group	4,643	22,482
Mediclinic International	10,592	59,226
Meggitt	38,283	282,623
Melrose Industries	108,653	283,095
Merlin Entertainments	47,739	249,141
†Metro Bank	783	30,352
Micro Focus International	4,812	89,658
†Millennium & Copthorne Hotels	5,194	35,271
Mitchells & Butlers	13,113	45,122
Mitie Group	21,455	41,024
MJ Gleeson	2,085	20,164
Mondi	5,636	154,559
Moneysupermarket.com Group	25,192	91,578
Morgan Advanced Materials	24,596	106,498
Morgan Sindall Group	2,135	36,621
†Mothercare	8,872	2,359
Motorpoint group	3,394	9,334
N Brown Group	4,375	7,795
National Express Group	32,179	163,910
National Grid	5,385	55,547
National Grid ADR	2,079	107,817
NCC Group	2,225	5,800
NEX Group	16,302	211,205
Next	1,816	130,042
NMC Health	1,099	48,617

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Norcros	5,059	$13,979
Northgate	15,561	84,333
†Nostrum Oil & Gas	4,575	14,460
†Ocado Group	7,291	85,452
On the Beach Group	3,576	23,072
OneSavings Bank	17,501	92,657
†Ophir Energy	21,800	10,769
Oxford Instruments	4,380	56,575
Pagegroup	24,446	182,256
PayPoint	2,476	29,949
Pearson	12,374	143,542
Pearson ADR	6,249	71,988
Pendragon	139,742	49,542
Pennon Group	18,814	174,892
Persimmon	14,510	447,277
†Petra Diamonds	54,406	26,791
Petrofac	15,055	127,116
†Petropavlovsk	107,235	8,875
Pets at Home Group	15,776	24,552
Phoenix Group Holdings	28,550	251,554
Photo-Me International	13,399	21,726
Playtech	14,137	89,828
Polypipe Group	13,706	63,633
†Premier Foods	42,105	23,242
†Premier Oil	83,636	150,980
†Provident Financial	6,817	53,667
Prudential	2,005	45,981
Prudential ADR	3,096	142,075
PZ Cussons	5,431	16,550
QinetiQ Group	37,066	138,268
Quilter	42,982	75,239
Randgold Resources	575	40,845
Rank Group	8,180	18,125
Reach	20,389	17,858
Reckitt Benckiser Group	2,191	200,359
Redrow	18,696	142,189
RELX	4,305	90,445
RELX	3,932	82,819
RELX ADR	4,430	92,720
Renewi	30,109	22,369
Renishaw	1,720	106,353
Rentokil Initial	43,507	180,555
Restaurant Group	19,276	74,871
Rhi Magnesita	479	29,781
Ricardo	2,769	30,533
Rightmove	24,790	152,186
Rio Tinto (London Stock Exchange)	2,407	121,727
Rio Tinto ADR	22,679	1,157,083
Robert Walters	3,858	34,194
†Rolls-Royce Holdings	32,336	416,157
Rotork	43,977	189,441
Royal Bank of Scotland Group	3,032	9,880

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Royal Bank of Scotland Group ADR	25,537	$166,757
Royal Dutch Shell Class A	11,586	398,143
Royal Dutch Shell ADR Class A	21,031	1,433,052
Royal Dutch Shell ADR Class B	20,619	1,462,506
Royal Mail	32,997	205,193
RPC Group	26,913	278,873
RPS Group	7,026	20,147
RSA Insurance Group	25,998	194,843
Saga	48,364	82,453
Sage Group	8,145	62,253
Savills	10,116	102,976
Schroders	2,109	85,078
Schroders Non-Voting Shares	907	30,146
Senior	23,298	94,805
Severfield	10,593	10,355
Severn Trent	5,541	133,537
Shire	3,842	231,529
SIG	19,607	32,405
Sky	5,378	121,197
Smith & Nephew	10,547	192,389
Smith & Nephew ADR	1,200	44,508
Smiths Group	12,528	244,200
Soco International	14,884	16,761
Softcat	4,443	46,039
Spectris	3,984	123,224
Speedy Hire	31,265	26,325
Spirax-Sarco Engineering	2,357	224,264
Spire Healthcare Group	13,580	25,223
Spirent Communications	22,437	39,480
†Sports Direct International	18,564	82,558
SSE	21,300	318,157
SSP Group	18,949	178,987
St Ives	1,227	1,647
St James’s Place	20,997	313,084
St Modwen Properties	13,770	68,202
Stagecoach Group	38,177	77,874
Standard Chartered	36,150	299,858
Standard Life Aberdeen	36,010	143,575
SThree	4,068	19,989
Stobart Group	5,767	18,679
Stock Spirits Group	4,714	12,104
Superdry	2,865	40,554
Synthomer	19,057	134,503
TalkTalk Telecom Group	30,526	49,058
Tarsus Group	591	2,188
Tate & Lyle	31,346	278,967
Taylor Wimpey	173,801	389,182
Ted Baker	1,250	37,701
Telecom Plus	3,921	53,253
Tesco	81,443	254,554
Thomas Cook Group	66,553	50,225
TP ICAP	18,229	63,486

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Travis Perkins	13,472	$187,095
Trifast	3,187	9,512
TT Electronics	4,717	15,985
TUI	8,315	159,640
†Tullow Oil	137,308	471,221
Tyman	3,720	16,970
U & I Group	11,376	33,732
Ultra Electronics Holdings	5,343	110,589
Unilever	387	21,266
Unilever ADR	7,364	404,799
United Utilities Group	17,495	160,533
Urban & Civic	4,192	16,610
†Vectura Group	31,241	32,494
Vesuvius	8,033	67,585
Victrex	4,154	180,838
Virgin Money Holdings	15,754	78,788
Vitec Group	1,016	18,540
Vodafone Group	413,104	885,733
Vodafone Group ADR	2,400	52,080
Volution Group	1,302	3,224
Vp	1,013	14,425
Weir Group	981	22,542
WH Smith	4,921	132,257
Whitbread	1,705	104,826
William Hill	57,293	188,257
Wincanton	4,471	12,937
Wm Morrison Supermarkets	106,465	359,960
WPP	35,301	517,397
WPP ADR	400	29,308
Xaar	886	1,894
XP Power	694	26,775

		54,825,289

Total Common Stock (Cost $324,942,476)		345,133,958

ΔPREFERRED STOCK–0.59%
Germany–0.59%
Bayerische Motoren Werke 5.91%	1,437	112,953
Biotest 0.17%	765	21,272
Draegerwerk & Co 0.80%	464	29,441
FUCHS PETROLUB 1.91%	2,745	153,362
Henkel & Co. 1.81%	630	73,914
Jungheinrich 1.57%	3,387	128,985
Porsche Automobil Holding 3.04%	3,467	233,471
Sartorius 0.36%	1,144	185,688
Schaeffler 5.42%	7,279	93,049
Sixt 6.03%	1,464	116,605
STO & Co. 4.44%	150	16,023
Villeroy & Boch 3.54%	830	15,361

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK (continued)
Germany (continued)
Volkswagen 2.60%	5,065	$891,517

Total Preferred Stock (Cost $2,011,389)		2,071,641

ΔRIGHTS–0.01%
France–0.00%
†GL Events exercise price EUR 17.8, expiration date 10/8/18	693	322

		322

Japan–0.01%
†=SAMTY exercise price JPY 615, expiration date 11/19/18	1,800	8,167

		8,167

Sweden–0.00%
†=Mekonomen exercise price SEK 79, expiration date 10/18/18	5,656	4,309

		4,309

United Kingdom–0.00%
†=GVC Holdings CVR	28,381	4,006

		4,006

Total Rights (Cost $28,402)		16,804

	Number of Shares	Value (U.S. $)
ΔWARRANT–0.00%
∎Singapore–0.00%
†=Ezion Holdings exercise price SGD 0.2763	26,754	$—

Total Warrant (Cost $0)		—

MONEY MARKET FUND–0.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	1,122,642	1,122,642

Total Money Market Fund (Cost $1,122,642)		1,122,642

TOTAL VALUE OF SECURITIES–99.46% (Cost $328,104,909)	348,345,045
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	1,904,574

NET ASSETS APPLICABLE TO 31,429,413 SHARES OUTSTANDING–100.00%	$350,249,619

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

CVR–Contingent Value Rights

EUR–Euro

FDR–Fiduciary Depository Receipt

JPY–Japanese Yen

SEK–Swedish Krona

SGD–Singapore Dollar

SDR–Swedish Depository Receipt

See accompanying notes.

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund

Notes (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$21,131,664	$—	$39,151	$21,170,815
Austria	1,960,232	—	—	1,960,232
Belgium	3,804,534	—	—	3,804,534
Canada	31,036,530	26,738	—	31,063,268
Denmark	6,157,901	—	—	6,157,901
Finland	6,151,291	—	—	6,151,291
France	28,028,647	—	—	28,028,647
Germany	25,565,864	—	—	25,565,864
Hong Kong	9,299,096	—	7,254	9,306,350
Ireland	2,442,077	—	—	2,442,077
Israel	2,485,351	—	—	2,485,351
Italy	10,254,793	—	—	10,254,793
Japan	83,905,425	—	147,974	84,053,399
Netherlands	9,284,254	—	—	9,284,254
New Zealand	1,624,372	—	—	1,624,372
Norway	3,968,020	—	—	3,968,020
Portugal	798,291	—	—	798,291
Singapore	3,777,208	160	7,537	3,784,905
South Africa	224,176	—	—	224,176
Spain	8,264,281	—	—	8,264,281
Sweden	9,688,942	—	—	9,688,942
Switzerland	20,226,906	—	—	20,226,906
United Kingdom	54,825,289	—	—	54,825,289
Preferred Stock	2,071,641	—	—	2,071,641
Rights	—	322	16,482	16,804
Money Market Fund	1,122,642	—	—	1,122,642
Warrant	—	—	—	—

Total Investments	$348,099,427	$27,220	$218,398	$348,345,045

The security that has been valued at zero on the “ Schedule of Investments” is considered to be a Level 3 investments in this table.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.72%
Aerospace & Defense–2.78%
AAR	5,389	$258,079
†Aerojet Rocketdyne Holdings	9,478	322,157
†Aerovironment	2,215	248,457
Arconic	20,606	453,538
†Astronics	2,505	108,967
†Astronics Class B	806	34,706
†Axon Enterprise	1,811	123,927
Boeing	22,114	8,224,197
BWX Technologies	10,734	671,304
Cubic	2,973	217,178
Curtiss-Wright	6,659	915,080
†Ducommun	1,600	65,344
†Engility Holdings	376	13,532
†Esterline Technologies	4,509	410,094
General Dynamics	12,570	2,573,330
Harris	7,795	1,318,992
HEICO	3,196	295,982
HEICO Class A	7,800	588,900
Hexcel	12,095	810,970
Huntington Ingalls Industries	3,927	1,005,626
†KLX	6,462	405,684
†Kratos Defense & Security Solutions	5,182	76,590
L3 Technologies	3,767	800,940
Lockheed Martin	10,448	3,614,590
†Mercury Systems	3,446	190,633
Moog Class A	5,219	448,677
National Presto Industries	426	55,231
Northrop Grumman	8,155	2,588,152
Raytheon	11,202	2,315,005
Rockwell Collins	12,745	1,790,290
Spirit AeroSystems Holdings Class A	8,350	765,445
†Teledyne Technologies	2,365	583,398
Textron	22,144	1,582,632
†TransDigm Group	3,095	1,152,269
Triumph Group	6,690	155,877
United Technologies	31,988	4,472,242
†Vectrus	2,921	91,106
†Wesco Aircraft Holdings	14,929	167,951

		39,917,072

Air Freight & Logistics–0.83%
†Air Transport Services Group	11,784	253,002
†Atlas Air Worldwide Holdings	3,789	241,549
CH Robinson Worldwide	11,156	1,092,396
†Echo Global Logistics	2,584	79,975
Expeditors International of Washington	11,713	861,257
FedEx	12,617	3,038,047
Forward Air	3,352	240,338
†Hub Group Class A	4,075	185,820
United Parcel Service Class B	38,212	4,461,251

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Air Freight & Logistics (continued)
†XPO Logistics	12,314	$1,405,889

		11,859,524

Airlines–0.85%
Alaska Air Group	15,098	1,039,648
Allegiant Travel	2,149	272,493
American Airlines Group	26,426	1,092,187
Copa Holdings Class A	4,803	383,472
Delta Air Lines	46,387	2,682,560
Hawaiian Holdings	9,950	398,995
†JetBlue Airways	38,403	743,482
SkyWest	6,659	392,215
Southwest Airlines	37,480	2,340,626
†Spirit Airlines	10,860	510,094
†United Continental Holdings	26,032	2,318,410

		12,174,182

Auto Components–0.72%
Adient	7,115	279,691
†American Axle & Manufacturing Holdings	15,047	262,420
Aptiv	16,408	1,376,631
Autoliv	7,240	627,563
BorgWarner	16,936	724,522
Cooper Tire & Rubber	10,762	304,565
†Cooper-Standard Holdings	2,502	300,190
Dana	30,421	567,960
Delphi Technologies	6,922	217,074
†Dorman Products	3,454	265,682
†Fox Factory Holding	4,534	317,607
Gentex	34,298	736,035
†Gentherm	4,875	221,569
Goodyear Tire & Rubber	34,879	815,820
†Horizon Global	2,190	15,615
LCI Industries	3,305	273,654
Lear	7,285	1,056,325
†Modine Manufacturing	8,303	123,715
†Motorcar Parts of America	2,029	47,580
Standard Motor Products	2,906	143,033
†Stoneridge	3,532	104,971
Superior Industries International	3,283	55,975
Tenneco Class A	8,836	372,349
Tower International	4,230	127,957
†Veoneer	7,240	398,707
†Visteon	6,208	576,723

		10,313,933

Automobiles–0.45%
Ford Motor	222,142	2,054,813
General Motors	75,934	2,556,698
Harley-Davidson	15,921	721,221
†Tesla	1,541	408,011
Thor Industries	7,273	608,750

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
Winnebago Industries	3,677	$121,893

		6,471,386

Banks–6.18%
1st Source	2,576	135,549
Ameris Bancorp	3,331	152,227
Arrow Financial	470	17,390
Associated Banc-Corp	16,938	440,388
Banc of California	3,878	73,294
BancFirst	3,473	208,206
†Bancorp	1,514	14,519
BancorpSouth Bank	10,113	330,695
Bank of America	306,929	9,042,128
Bank of Hawaii	5,806	458,151
Bank of NT Butterfield & Son	6,172	320,080
Bank OZK	13,694	519,824
BankUnited	12,210	432,234
Banner	4,059	252,348
BB&T	23,610	1,146,029
Berkshire Hills Bancorp	5,646	229,792
BOK Financial	5,174	503,327
Boston Private Financial Holdings	14,301	195,209
Brookline Bancorp	9,134	152,538
Bryn Mawr Bank	2,262	106,088
Cadence BanCorp	10,163	265,458
Camden National	636	27,628
Carolina Financial	2,597	97,959
Cathay General Bancorp	8,683	359,824
CenterState Bank	8,695	243,895
Central Pacific Financial	5,001	132,176
Chemical Financial	7,551	403,223
CIT Group	10,032	517,752
Citigroup	78,586	5,637,760
Citizens Financial Group	10,989	423,846
City Holding	2,841	218,189
CoBiz Financial	3,260	72,176
Columbia Banking System	8,265	320,434
Comerica	7,262	655,032
Commerce Bancshares	9,021	595,566
Community Bank System	5,191	317,014
Community Trust Bancorp	1,117	51,773
ConnectOne Bancorp	2,533	60,159
Cullen/Frost Bankers	4,148	433,217
†Customers Bancorp	3,657	86,049
CVB Financial	14,317	319,555
†Eagle Bancorp	3,814	192,988
East West Bancorp	11,093	669,684
Enterprise Financial Services	3,126	165,834
FB Financial	1,910	74,834
†FCB Financial Holdings Class A	5,210	246,954
Fidelity Southern	1,928	47,776
Fifth Third Bancorp	30,253	844,664

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Bancorp (North Carolina)	2,263	$91,674
†First BanCorp (Puerto Rico)	32,583	296,505
First Busey	6,136	190,523
First Citizens BancShares Class A	953	431,023
First Commonwealth Financial	14,092	227,445
First Community Bancshares	1,307	44,281
First Financial	880	44,176
First Financial Bancorp	11,350	337,095
First Financial Bankshares	4,461	263,645
First Hawaiian	5,650	153,454
First Horizon National	31,320	540,583
First Interstate BancSystem Class A	3,666	164,237
First Merchants	5,490	246,995
First Midwest Bancorp	14,084	374,494
First of Long Island	1,200	26,100
First Republic Bank	6,632	636,672
Flushing Financial	4,876	118,974
FNB	32,839	417,712
Fulton Financial	20,249	337,146
German American Bancorp	700	24,696
Glacier Bancorp	7,273	313,394
Great Southern Bancorp	946	52,361
Great Western Bancorp	8,042	339,292
Green Bancorp	4,994	110,367
Guaranty Bancorp	864	25,661
Hancock Whitney	9,517	452,533
Hanmi Financial	4,000	99,600
Heartland Financial USA	2,621	152,149
Heritage Commerce	487	7,266
Heritage Financial	3,857	135,574
Hilltop Holdings	13,115	264,530
Home BancShares	18,464	404,362
†HomeTrust Bancshares	901	26,264
Hope Bancorp	16,420	265,511
Horizon Bancorp	3,831	75,662
Huntington Bancshares	53,810	802,845
IBERIABANK	4,674	380,230
Independent Bank	2,269	53,662
Independent Bank (Massachusetts)	3,374	278,692
Independent Bank Group	3,054	202,480
International Bancshares	10,063	452,835
Investors Bancorp	34,004	417,229
JPMorgan Chase & Co.	139,353	15,724,593
KeyCorp	30,881	614,223
Lakeland Bancorp	3,864	69,745
Lakeland Financial	2,847	132,329
LegacyTexas Financial Group	5,666	241,372
Live Oak Bancshares	1,740	46,632
M&T Bank	4,902	806,575
MB Financial	9,240	426,056
Mercantile Bank	836	27,897
MidWestOne Financial Group	600	19,986

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
National Bank Holdings Class A	3,583	$134,900
†National Commerce	1,143	47,206
NBT Bancorp	5,373	206,216
OFG Bancorp	4,091	66,070
Old National Bancorp	17,834	344,196
Opus Bank	2,840	77,816
†Pacific Premier Bancorp	4,923	183,136
PacWest Bancorp	6,709	319,684
Park National	1,249	131,844
Peapack Gladstone Financial	548	16,928
Peoples Bancorp	3,493	122,360
People’s United Financial	29,963	512,967
Pinnacle Financial Partners	5,894	354,524
PNC Financial Services Group	14,174	1,930,357
Popular	10,058	515,473
Preferred Bank	1,188	69,498
Prosperity Bancshares	7,549	523,523
Regions Financial	53,899	989,047
Renasant	5,232	215,611
Republic Bancorp Class A	603	27,798
S&T Bancorp	3,442	149,245
Sandy Spring Bancorp	3,312	130,195
†Seacoast Banking Corp. of Florida	1,194	34,865
ServisFirst Bancshares	6,045	236,662
Signature Bank	2,588	297,206
Simmons First National Class A	12,660	372,837
South State	3,499	286,918
Southside Bancshares	2,988	103,982
State Bank Financial	5,416	163,455
Sterling Bancorp	26,828	590,216
Stock Yards Bancorp	2,112	76,666
SunTrust Banks	14,027	936,863
†SVB Financial Group	4,498	1,398,113
Synovus Financial	16,013	733,235
TCF Financial	24,639	586,655
†Texas Capital Bancshares	5,756	475,733
Tompkins Financial	1,348	109,444
Towne Bank	7,989	246,461
TriCo Bancshares	1,599	61,753
†TriState Capital Holdings	3,540	97,704
†Triumph Bancorp	1,348	51,494
Trustmark	10,322	347,335
UMB Financial	5,041	357,407
Umpqua Holdings	21,855	454,584
Union Bankshares Corp.	7,033	270,981
United Bankshares	11,140	404,939
United Community Banks	8,010	223,399
Univest Corp. of Pennsylvania	2,435	64,406
US Bancorp	58,777	3,104,013
Valley National Bancorp	29,056	326,880
Washington Trust Bancorp	1,086	60,056
Webster Financial	9,266	546,323

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Wells Fargo & Co.	191,715	$10,076,540
WesBanco	4,468	199,183
Westamerica Bancorporation	2,893	174,043
†Western Alliance Bancorp	10,465	595,354
Wintrust Financial	5,764	489,594
Zions Bancorp	9,192	460,979

		88,685,644

Beverages–1.51%
†Boston Beer Class A	1,347	387,263
Brown-Forman Class A	1,046	53,137
Brown-Forman Class B	14,939	755,166
Coca-Cola	186,990	8,637,068
Coca-Cola Bottling Consolidated	1,354	246,807
Constellation Brands Class A	4,545	979,993
Keurig Dr Pepper	10,927	253,179
MGP Ingredients	1,497	118,233
Molson Coors Brewing Class B	8,298	510,327
†Monster Beverage	12,489	727,859
†National Beverage	1,899	221,461
PepsiCo	79,103	8,843,715

		21,734,208

Biotechnology–2.42%
AbbVie	71,677	6,779,211
†Acorda Therapeutics	4,839	95,086
†Agios Pharmaceuticals	1,832	141,284
†Alexion Pharmaceuticals	4,019	558,681
†Alkermes	3,336	141,580
†Alnylam Pharmaceuticals	2,227	194,907
Amgen	29,424	6,099,301
†Aptevo Therapeutics	2,879	14,625
†Arena Pharmaceuticals	2,856	131,433
†Assertio Therapeutics	3,876	22,791
†Biogen	9,149	3,232,433
†BioMarin Pharmaceutical	3,163	306,716
†Bluebird Bio	705	102,930
†Celgene	33,922	3,035,680
†Eagle Pharmaceuticals	1,957	135,679
†Emergent BioSolutions	5,759	379,115
†Enanta Pharmaceuticals	2,114	180,662
†Exact Sciences	3,427	270,459
†Exelixis	12,257	217,194
†FibroGen	2,891	175,628
†Five Prime Therapeutics	4,086	56,877
Gilead Sciences	79,424	6,132,327
†Halozyme Therapeutics	8,642	157,025
†Immunomedics	3,808	79,321
†Incyte	2,275	157,157
†Ionis Pharmaceuticals	3,545	182,851
†Ligand Pharmaceuticals Class B	1,549	425,185
†Loxo Oncology	989	168,951

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†MacroGenics	2,186	$46,868
†Madrigal Pharmaceuticals	280	59,956
†Momenta Pharmaceuticals	4,060	106,778
†Myriad Genetics	6,072	279,312
†Neurocrine Biosciences	2,841	349,301
†OPKO Health	26,983	93,361
†Regeneron Pharmaceuticals	3,070	1,240,403
†REGENXBIO	1,863	140,657
†Repligen	4,213	233,653
†Retrophin	524	15,055
†Sage Therapeutics	900	127,125
†Sarepta Therapeutics	3,222	520,385
†Seattle Genetics	3,269	252,105
†Spectrum Pharmaceuticals	5,200	87,360
†Ultragenyx Pharmaceutical	1,249	95,349
†United Therapeutics	5,963	762,548
†Vertex Pharmaceuticals	3,259	628,140
†Xencor	1,682	65,548

		34,678,993

Building Products–0.61%
AAON	7,398	279,644
Advanced Drainage Systems	2,929	90,506
Allegion	3,626	328,407
†American Woodmark	2,433	190,869
AO Smith	8,977	479,102
Apogee Enterprises	3,439	142,099
†Armstrong Flooring	3,796	68,708
†Armstrong World Industries	7,192	500,563
†Builders FirstSource	12,418	182,296
†Continental Building Products	6,258	234,988
Fortune Brands Home & Security	8,581	449,301
†Gibraltar Industries	3,900	177,840
Griffon	4,573	73,854
Insteel Industries	1,756	63,005
†JELD-WEN Holding	6,024	148,552
Johnson Controls International	20,579	720,265
Lennox International	2,954	645,154
Masco	18,094	662,240
†Masonite International	3,469	222,363
†NCI Building Systems	6,362	96,384
Owens Corning	12,082	655,690
†Patrick Industries	4,000	236,800
†PGT Innovations	8,191	176,926
Quanex Building Products	4,360	79,352
Simpson Manufacturing	4,772	345,779
†Trex	8,212	632,160
Universal Forest Products	5,646	199,473
†USG	14,179	614,092

		8,696,412

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.56%
Affiliated Managers Group	4,373	$597,877
Ameriprise Financial	6,776	1,000,544
Ares Management	5,059	117,369
Artisan Partners Asset Management Class A	3,789	122,764
Bank of New York Mellon	40,873	2,084,114
BGC Partners Class A	34,768	410,958
BlackRock	3,395	1,600,165
†Blucora	5,281	212,560
BrightSphere Investment Group	6,371	79,000
Cboe Global Markets	6,135	588,715
Charles Schwab	29,672	1,458,379
CME Group	6,950	1,182,959
Cohen & Steers	4,673	189,771
Diamond Hill Investment Group	152	25,139
†Donnelley Financial Solutions	4,245	76,070
†E*TRADE Financial	15,622	818,437
Eaton Vance	9,530	500,897
Evercore Class A	5,155	518,335
FactSet Research Systems	3,459	773,813
Federated Investors Class B	13,518	326,054
Franklin Resources	11,873	361,058
GAIN Capital Holdings	5,501	35,757
Goldman Sachs Group	11,513	2,581,675
Greenhill & Co.	3,574	94,175
Hamilton Lane Class A	2,290	101,401
Houlihan Lokey	2,921	131,241
Interactive Brokers Group Class A	11,049	611,120
Intercontinental Exchange	15,452	1,157,200
†INTL. FCStone	1,728	83,497
Invesco	26,923	615,998
Investment Technology Group	5,918	128,184
Janus Henderson Group	11,212	302,276
Lazard Class A	6,961	335,033
Legg Mason	11,109	346,934
LPL Financial Holdings	16,584	1,069,834
MarketAxess Holdings	2,604	464,788
Moelis & Co. Class A	2,384	130,643
Moody’s	6,784	1,134,285
Morgan Stanley	56,694	2,640,240
Morningstar	5,529	696,101
MSCI	6,463	1,146,601
Nasdaq	10,110	867,438
Northern Trust	7,396	755,353
Oppenheimer Holdings Class A	566	17,886
Piper Jaffray	1,300	99,255
PJT Partners Class A	2,208	115,589
Raymond James Financial	12,343	1,136,173
S&P Global	14,775	2,886,887
SEI Investments	9,432	576,295
State Street	8,438	706,936
Stifel Financial	7,513	385,116

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T. Rowe Price Group	12,777	$1,394,993
TD Ameritrade Holding	6,391	337,637
Virtu Financial Class A	755	15,440
Virtus Investment Partners	817	92,934
Waddell & Reed Financial Class A	15,478	327,824
Westwood Holdings Group	147	7,606
WisdomTree Investments	12,979	110,062

		36,685,385

Chemicals–2.26%
†AdvanSix	2,907	98,693
Air Products & Chemicals	5,258	878,349
Albemarle	3,385	337,755
American Vanguard	3,629	65,322
Ashland Global Holdings	4,435	371,919
†Axalta Coating Systems	16,444	479,507
Balchem	2,885	323,380
Cabot	7,734	485,076
Celanese Class A	9,212	1,050,168
CF Industries Holdings	13,840	753,450
Chase	1,120	134,568
Chemours	6,008	236,956
DowDuPont	68,210	4,386,585
Eastman Chemical	18,625	1,782,785
Ecolab	10,181	1,596,177
†Ferro	10,300	239,166
FMC	3,915	341,310
FutureFuel	4,566	84,654
†GCP Applied Technologies	5,509	146,264
Hawkins	819	33,948
HB Fuller	5,745	296,844
Huntsman	42,484	1,156,839
†Ingevity	4,179	425,757
Innophos Holdings	2,701	119,924
Innospec	4,258	326,801
International Flavors & Fragrances	4,658	648,021
KMG Chemicals	1,701	128,528
†Koppers Holdings	1,784	55,572
†Kraton	4,560	215,004
Kronos Worldwide	6,569	106,746
†LSB Industries	2,575	25,183
LyondellBasell Industries Class A	21,514	2,205,400
Minerals Technologies	4,368	295,277
Mosaic	14,214	461,671
NewMarket	1,327	538,112
Olin	18,769	481,988
†OMNOVA Solutions	2,534	24,960
†Platform Specialty Products	32,886	410,088
PolyOne	12,817	560,359
PPG Industries	13,312	1,452,739
†PQ Group Holdings	2,891	50,506
Praxair	16,799	2,700,103

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Quaker Chemical	1,377	$278,443
Rayonier Advanced Materials	6,635	122,283
RPM International	10,432	677,454
Scotts Miracle-Gro Class A	7,737	609,134
Sensient Technologies	4,926	376,888
Sherwin-Williams	4,501	2,048,900
Stepan	2,486	216,307
†Trecora Resources	1,810	25,340
Tredegar	492	10,652
Trinseo	5,490	429,867
Tronox Class A	7,502	89,649
Valvoline	15,826	340,417
Westlake Chemical	3,913	325,209
WR Grace & Co.	5,509	393,673

		32,456,670

Commercial Services & Supplies–1.04%
ABM Industries	6,672	215,172
ACCO Brands	15,297	172,856
†Advanced Disposal Services	9,285	251,438
†ARC Document Solutions	6,046	17,171
Brady Class A	6,379	279,081
Brink’s	6,531	455,537
†Casella Waste Systems Class A	2,209	68,612
†Cimpress	4,105	560,784
Cintas	6,818	1,348,669
†Clean Harbors	9,325	667,483
†Copart	18,070	931,147
Covanta Holding	22,488	365,430
Deluxe	9,390	534,667
Ennis	3,323	67,955
Essendant	5,795	74,292
Healthcare Services Group	2,712	110,161
Herman Miller	8,070	309,888
HNI	6,100	269,864
Interface Class A	8,682	202,725
KAR Auction Services	13,984	834,705
Kimball International Class B	4,901	82,092
Knoll	7,864	184,411
LSC Communications	4,245	46,950
Matthews International Class A	3,204	160,681
McGrath RentCorp	3,969	216,191
Mobile Mini	5,916	259,417
MSA Safety	1,744	185,631
Multi-Color	1,912	119,022
†PICO Holdings	2,699	33,872
Pitney Bowes	23,939	169,488
Quad/Graphics	5,244	109,285
Republic Services	13,925	1,011,791
Rollins	10,682	648,291
†SP Plus	3,002	109,573
Steelcase Class A	12,090	223,665

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Stericycle	7,107	$417,039
†Team	2,683	60,367
Tetra Tech	7,691	525,295
U.S. Ecology	3,569	263,214
UniFirst	1,742	302,498
Viad	1,892	112,101
VSE	600	19,878
Waste Management	20,630	1,864,127

		14,862,516

Communications Equipment–1.22%
ADTRAN	4,884	86,203
†Applied Optoelectronics	2,558	63,080
†Arista Networks	2,962	787,477
†ARRIS International	21,214	551,352
†CalAmp	2,806	67,232
†Calix	3,340	27,054
†Ciena	14,673	458,385
Cisco Systems	181,511	8,830,510
†CommScope Holding	14,905	458,478
Comtech Telecommunications	2,467	89,478
†EchoStar Class A	4,326	200,597
†F5 Networks	4,506	898,587
†Finisar	13,225	251,936
†Harmonic	15,891	87,401
†Infinera	10,668	77,876
InterDigital	6,220	497,600
Juniper Networks	22,261	667,162
†Lumentum Holdings	4,714	282,604
Motorola Solutions	5,314	691,564
†NETGEAR	3,141	197,412
†NetScout Systems	10,443	263,686
†Oclaro	5,900	52,746
†Palo Alto Networks	1,493	336,313
Plantronics	3,909	235,713
†Quantenna Communications	2,673	49,317
†Ribbon Communications	7,554	51,594
Ubiquiti Networks	7,196	711,397
†ViaSat	4,826	308,623
†Viavi Solutions	25,560	289,850

		17,571,227

Construction & Engineering–0.36%
†AECOM	15,765	514,885
†Aegion	4,365	110,784
Argan	2,865	123,195
Comfort Systems USA	5,275	297,510
†Dycom Industries	5,163	436,790
EMCOR Group	8,124	610,194
Fluor	6,492	377,185
Granite Construction	4,504	205,833
†Great Lakes Dredge & Dock	483	2,995

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Jacobs Engineering Group	6,624	$506,736
KBR	15,549	328,550
†MasTec	10,781	481,372
†MYR Group	2,986	97,463
Primoris Services	5,083	126,160
†Quanta Services	15,156	505,907
†Tutor Perini	7,043	132,408
Valmont Industries	2,153	298,191

		5,156,158

Construction Materials–0.13%
Eagle Materials	4,281	364,912
Martin Marietta Materials	3,480	633,186
†Summit Materials Class A	10,739	195,235
†US Concrete	2,396	109,857
Vulcan Materials	5,108	568,010

		1,871,200

Consumer Finance–1.02%
Ally Financial	26,793	708,675
American Express	37,713	4,016,057
Capital One Financial	16,713	1,586,565
†Credit Acceptance	2,022	885,778
Discover Financial Services	25,340	1,937,243
†Encore Capital Group	3,358	120,384
†Enova International	5,850	168,480
†EZCORP Class A	6,690	71,583
FirstCash	6,979	572,278
†Green Dot Class A	5,819	516,844
†LendingClub	45,832	177,828
Navient	38,163	514,437
Nelnet Class A	4,320	246,974
†OneMain Holdings	11,443	384,599
†PRA Group	6,942	249,912
Santander Consumer USA Holdings	29,973	600,659
†SLM	54,985	613,083
Synchrony Financial	38,150	1,185,702
†World Acceptance	591	67,587

		14,624,668

Containers & Packaging–0.69%
AptarGroup	8,671	934,214
Avery Dennison	7,953	861,708
Ball	20,112	884,727
Bemis	11,247	546,604
†Berry Global Group	11,557	559,243
†Crown Holdings	7,001	336,048
Graphic Packaging Holding	63,505	889,705
Greif Class A	4,106	220,328
Greif Class B	502	28,940
International Paper	18,828	925,396
Myers Industries	2,920	67,890
†Owens-Illinois	23,503	441,621

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Packaging Corp. of America	8,291	$909,440
Sealed Air	10,093	405,234
Silgan Holdings	22,008	611,822
Sonoco Products	12,990	720,945
WestRock	10,483	560,212

		9,904,077

Distributors–0.20%
Core-Mark Holding	5,228	177,543
Genuine Parts	11,206	1,113,876
†LKQ	21,855	692,148
Pool	4,978	830,729

		2,814,296

Diversified Consumer Services–0.39%
†Adtalem Global Education	6,422	309,540
†American Public Education	2,213	73,140
†Bright Horizons Family Solutions	6,159	725,777
†Career Education	3,757	56,092
Carriage Services	2,326	50,125
Graham Holdings Class B	553	320,353
†Grand Canyon Education	6,766	763,205
H&R Block	19,342	498,057
†Houghton Mifflin Harcourt	14,700	102,900
†K12	6,889	121,935
†Laureate Education Class A	1,100	16,984
†Regis	4,006	81,843
Service Corp. International	17,588	777,390
†ServiceMaster Global Holdings	10,594	657,146
†Sotheby’s	4,738	233,062
Strategic Education	2,304	315,717
†Weight Watchers International	6,119	440,507

		5,543,773

Diversified Financial Services–1.03%
†Berkshire Hathaway Class B	64,659	13,844,138
†Cannae Holdings	7,025	147,174
Jefferies Financial Group	16,565	363,767
Voya Financial	8,511	422,741

		14,777,820

Diversified Telecommunication Services–2.06%
AT&T	405,558	13,618,638
ATN International	1,514	111,854
CenturyLink	72,776	1,542,851
†Cincinnati Bell	5,095	81,265
Cogent Communications Holdings	5,986	334,019
Consolidated Communications
Holdings	10,085	131,508
Frontier Communications	4,870	31,606
IDT Class B	3,397	18,140
†Intelsat	2,159	64,770
†Iridium Communications	10,976	246,960

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†ORBCOMM	9,336	$101,389
Verizon Communications	236,167	12,608,956
†Vonage Holdings	7,600	107,616
†Zayo Group Holdings	16,100	558,992

		29,558,564

Electric Utilities–1.34%
ALLETE	5,394	404,604
Alliant Energy	10,808	460,097
American Electric Power	16,703	1,183,909
Avangrid	2,641	126,583
Duke Energy	22,164	1,773,563
Edison International	12,899	873,004
El Paso Electric	4,644	265,637
Entergy	5,703	462,684
Evergy	16,452	903,544
Eversource Energy	11,554	709,878
Exelon	35,590	1,553,859
FirstEnergy	22,090	821,085
Hawaiian Electric Industries	8,248	293,546
IDACORP	6,033	598,655
MGE Energy	3,422	218,495
NextEra Energy	15,451	2,589,588
OGE Energy	10,930	396,978
Otter Tail	4,368	209,227
†PG&E	18,216	838,118
Pinnacle West Capital	6,414	507,861
PNM Resources	8,628	340,375
Portland General Electric	9,526	434,481
PPL	26,960	788,850
Southern	32,677	1,424,717
Xcel Energy	21,310	1,006,045

		19,185,383

Electrical Equipment–0.65%
Acuity Brands	2,185	343,482
Allied Motion Technologies	1,708	92,966
AMETEK	12,878	1,018,907
†Atkore International Group	4,968	131,801
AZZ	3,479	175,689
†Babcock & Wilcox Enterprises	14,899	15,346
Eaton.	14,735	1,277,967
Emerson Electric	25,378	1,943,447
Encore Wire	2,356	118,036
EnerSys	4,508	392,782
†Generac Holdings	10,296	580,797
Hubbell	5,553	741,714
nVent Electric	8,024	217,932
Powell Industries	1,827	66,247
†Power Solutions International	813	9,553
Regal Beloit	4,821	397,491
Rockwell Automation	6,322	1,185,501

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Sensata Technologies Holding	10,345	$512,595
†Thermon Group Holdings	3,728	96,108
†TPI Composites	2,950	84,223

		9,402,584

Electronic Equipment, Instruments & Components–1.35%
Amphenol Class A	15,296	1,438,130
†Anixter International	4,994	351,078
†Arrow Electronics	8,159	601,481
Avnet	11,565	517,765
AVX	15,175	273,909
Badger Meter	2,792	147,836
Belden	4,758	339,769
Benchmark Electronics	4,152	97,157
CDW	12,569	1,117,635
Cognex	11,076	618,262
†Coherent	2,520	433,919
Corning	33,082	1,167,795
CTS	1,275	43,733
Daktronics	5,746	45,049
Dolby Laboratories Class A	6,088	425,977
†Electro Scientific Industries	5,666	98,872
†ePlus	1,636	151,657
†Fabrinet	5,499	254,384
†FARO Technologies	354	22,780
†Fitbit Class A	10,678	57,127
†Flex.	43,138	565,971
FLIR Systems	7,377	453,464
†II-VI	7,979	377,407
†Insight Enterprises	3,932	212,682
†IPG Photonics	3,304	515,655
†Itron	2,062	132,380
Jabil	33,466	906,259
†KEMET	6,224	115,455
†Keysight Technologies	9,796	649,279
†Knowles	9,103	151,292
Littelfuse	2,042	404,091
Mesa Laboratories	100	18,562
Methode Electronics	4,593	166,267
MTS Systems	1,823	99,809
National Instruments	10,428	503,985
†Novanta	3,392	232,013
†OSI Systems	2,992	228,320
Park Electrochemical	2,423	47,224
PC Connection	3,183	123,787
†Plexus	3,674	214,966
†Rogers	2,571	378,760
†Sanmina	10,665	294,354
†ScanSource	4,669	186,293
SYNNEX	5,679	481,011
TE Connectivity	14,877	1,308,135
†Tech Data	4,231	302,813

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Trimble	7,046	$306,219
†TTM Technologies	12,750	202,853
Vishay Intertechnology	23,342	475,010
†Zebra Technologies Class A	6,365	1,125,523

		19,384,154

Energy Equipment & Services–0.71%
†Apergy	6,059	263,930
Archrock	11,511	140,434
Baker Hughes	8,654	292,765
†Bristow Group	5,275	63,986
†Cactus Class A	392	15,006
Core Laboratories	3,764	435,984
†Diamond Offshore Drilling	14,549	290,980
†Dril-Quip	5,598	292,495
Ensco Class A	36,102	304,701
†Era Group	2,010	24,823
†Exterran	5,755	152,680
†Forum Energy Technologies	11,621	120,277
†Frank’s International	12,654	109,837
Halliburton	11,983	485,671
†Helix Energy Solutions Group	20,202	199,596
Helmerich & Payne	5,828	400,792
†Keane Group	13,087	161,886
†KLX Energy Services Holdings	2,584	82,714
Mammoth Energy Services	1,453	42,282
†Matrix Service	3,017	74,369
†McDermott International	22,374	412,353
Nabors Industries	42,263	260,340
National Oilwell Varco	9,316	401,333
†Newpark Resources	12,083	125,059
†Noble	26,081	183,349
†Oceaneering International	12,328	340,253
†Oil States International	6,670	221,444
†Parker Drilling	1,050	3,129
Patterson-UTI Energy.	16,123	275,865
†Pioneer Energy Services	7,354	21,694
†ProPetro Holding	7,213	118,942
†RigNet	1,617	32,906
†Rowan Class A	15,208	286,367
RPC	14,752	228,361
Schlumberger	26,860	1,636,311
†SEACOR Holdings	2,936	145,068
†SEACOR Marine Holdings	2,951	66,781
†Select Energy Services Class A	3,958	46,863
†Superior Energy Services	16,774	163,379
TechnipFMC	11,307	353,344
†TETRA Technologies	6,536	29,477
†Transocean	38,916	542,878
†Unit	3,873	100,930
US Silica Holdings	11,361	213,928

		10,165,562

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–0.03%
Alexander & Baldwin	11,648	$264,293
CorePoint Lodging	7,542	146,692

		410,985

Food & Staples Retailing–1.52%
Andersons	4,370	164,531
Casey’s General Stores	3,835	495,137
†Chefs’ Warehouse	2,580	93,783
Costco Wholesale	21,531	5,057,201
Ingles Markets Class A	2,345	80,316
Kroger	59,636	1,736,004
†Performance Food Group	10,338	344,255
PriceSmart	2,670	216,137
†Rite Aid	106,328	136,100
SpartanNash	5,888	118,113
†Sprouts Farmers Market	18,502	507,140
†SUPERVALU	5,083	163,774
Sysco	29,008	2,124,836
†U.S. Foods Holding	16,963	522,800
†United Natural Foods	6,297	188,595
Village Super Market Class A	618	16,810
Walgreens Boots Alliance	30,562	2,227,970
Walmart	80,284	7,539,470
Weis Markets	3,330	144,522

		21,877,494

Food Products–1.26%
Alico	234	7,909
Archer-Daniels-Midland	18,353	922,605
B&G Foods Class A	9,162	251,497
Bunge	6,370	437,683
Calavo Growers	1,666	160,936
Cal-Maine Foods	5,325	257,197
Campbell Soup	13,392	490,549
Conagra Brands	17,420	591,757
†Darling Ingredients	17,849	344,843
Dean Foods	10,300	73,130
†Farmer Brothers	400	10,560
Flowers Foods	26,330	491,318
Fresh Del Monte Produce	6,313	213,948
General Mills	29,451	1,264,037
†Hain Celestial Group	9,937	269,491
Hershey	8,647	881,994
Hormel Foods	14,127	556,604
†Hostess Brands	8,393	92,910
Ingredion	8,589	901,501
J&J Snack Foods	1,777	268,132
JM Smucker	8,646	887,166
John B Sanfilippo & Son	748	53,392
Kellogg	12,773	894,365
Kraft Heinz	17,183	946,955
Lamb Weston Holdings	5,100	339,660

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Lancaster Colony	3,385	$505,076
†Landec	1,935	27,864
McCormick & Co.	6,613	871,263
Mondelez International Class A	29,450	1,265,172
†Pilgrim’s Pride	10,200	184,518
Pinnacle Foods	11,159	723,215
†Post Holdings	10,059	986,184
Sanderson Farms	3,338	345,049
Seaboard	14	51,941
†Simply Good Foods	2,669	51,912
†TreeHouse Foods	7,423	355,191
Tyson Foods Class A	17,589	1,047,073

		18,024,597

Gas Utilities–0.29%
Atmos Energy	5,568	522,891
Chesapeake Utilities	1,638	137,428
National Fuel Gas	8,672	486,152
New Jersey Resources	11,433	527,061
Northwest Natural Gas	3,733	249,738
ONE Gas	6,456	531,200
South Jersey Industries	7,029	247,913
Southwest Gas Holdings	4,816	380,608
Spire	5,436	399,818
UGI	11,119	616,882

		4,099,691

Health Care Equipment & Supplies–2.21%
Abbott Laboratories	31,461	2,307,979
†ABIOMED	2,200	989,450
†Align Technology	3,312	1,295,721
†AngioDynamics	5,678	123,440
†Anika Therapeutics	1,937	81,703
Atrion	226	157,025
†Avanos Medical	7,052	483,062
Baxter International	12,140	935,873
Becton Dickinson & Co.	5,266	1,374,426
†Boston Scientific	19,203	739,315
Cantel Medical	4,304	396,226
CONMED	2,672	211,676
Cooper	1,674	463,949
†CryoLife	600	21,120
Danaher	12,593	1,368,355
DENTSPLY SIRONA	9,397	354,643
†DexCom	1,908	272,920
†Edwards Lifesciences	8,379	1,458,784
†Globus Medical Class A	7,008	397,774
†Haemonetics	5,852	670,522
†Heska	496	56,202
Hill-Rom Holdings	5,864	553,562
†Hologic	23,305	955,039
†ICU Medical	1,730	489,157

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories	5,375	$1,341,923
†Inogen	1,392	339,815
†Insulet	1,200	127,140
†Integer Holdings	3,432	284,684
†Integra LifeSciences Holdings	6,337	417,418
†Intuitive Surgical	2,823	1,620,402
Invacare	4,463	64,937
†Lantheus Holdings	4,262	63,717
†LivaNova	3,945	489,062
†Masimo	6,795	846,249
Medtronic	27,945	2,748,950
Meridian Bioscience	6,320	94,168
†Merit Medical Systems	5,462	335,640
†Natus Medical	2,545	90,729
†Neogen	4,258	304,575
†NuVasive	4,122	292,580
†Nuvectra	1,144	25,145
†OraSure Technologies	3,636	56,176
†Orthofix Medical	1,657	95,791
†Penumbra	719	107,634
†Quidel	3,344	217,928
ResMed	7,991	921,682
†RTI Surgical	7,962	35,829
†SeaSpine Holdings	1,244	19,357
STERIS	3,834	438,610
Stryker	9,708	1,724,917
†Surmodics	1,196	89,281
Teleflex	2,482	660,435
†Varex Imaging	2,529	72,481
†Varian Medical Systems	5,277	590,655
West Pharmaceutical Services	3,226	398,314
†Wright Medical Group	5,622	163,150
Zimmer Biomet Holdings	4,101	539,158

		31,776,455

Health Care Providers & Services–3.23%
†Acadia Healthcare	9,522	335,174
Aceto	3,288	7,431
†Addus HomeCare	500	35,075
Aetna	8,545	1,733,353
†Amedisys	2,782	347,639
AmerisourceBergen	5,593	515,786
†AMN Healthcare Services	7,388	404,124
Anthem	9,169	2,512,764
†BioTelemetry	1,479	95,322
†Brookdale Senior Living	19,249	189,218
†Capital Senior Living	3,628	34,248
Cardinal Health	16,212	875,448
†Centene	7,570	1,095,985
Chemed	2,440	779,775
Cigna	10,510	2,188,707
†Community Health Systems	21,088	72,964

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†CorVel	4,063	$244,796
†Cross Country Healthcare	2,295	20,035
CVS Health	44,394	3,494,696
†DaVita	15,339	1,098,733
†Diplomat Pharmacy	6,175	119,857
Encompass Health	12,718	991,368
Ensign Group	7,140	270,749
†Envision Healthcare	7,594	347,274
†Express Scripts Holding	30,374	2,885,834
†Hanger	4,881	101,671
HCA Healthcare	12,467	1,734,409
†HealthEquity	1,093	103,190
†Henry Schein	9,338	794,010
Humana	5,747	1,945,474
†Laboratory Corp. of America Holdings	7,556	1,312,326
†LHC Group	3,706	381,681
†LifePoint Health	7,221	465,032
†Magellan Health	4,141	298,359
McKesson	11,235	1,490,323
†MEDNAX	8,411	392,457
†Molina Healthcare	4,978	740,229
National HealthCare	1,277	96,247
Owens & Minor	8,370	138,272
Patterson	12,944	316,481
†Premier Class A	5,449	249,455
†Providence Service	1,930	129,850
Quest Diagnostics	14,716	1,588,004
†Quorum Health	5,272	30,894
†Select Medical Holdings	20,300	373,520
†Surgery Partners	5,182	85,503
†Tenet Healthcare	15,569	443,094
†Tivity Health	6,476	208,203
†Triple-S Management Class B	3,127	59,069
U.S. Physical Therapy	1,600	189,760
UnitedHealth Group	38,403	10,216,734
Universal Health Services Class B	8,291	1,059,921
†WellCare Health Plans	2,162	692,899

		46,333,422

Health Care Technology–0.22%
†Allscripts Healthcare Solutions	20,550	292,837
†athenahealth	3,567	476,551
†Cerner	11,856	763,645
Computer Programs & Systems	971	26,071
†Evolent Health Class A	10,070	285,988
HealthStream	2,606	80,812
†HMS Holdings	8,554	280,657
†Medidata Solutions	1,250	91,637
†NextGen Healthcare	5,557	111,585
†Omnicell	3,102	223,034
†Teladoc Health	1,027	88,681

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Veeva Systems Class A	4,571	$497,645

		3,219,143

Hotels, Restaurants & Leisure–2.25%
Aramark	21,338	917,961
†Belmond Class A	12,445	227,121
†Biglari Holdings Class B	1	181
BJ’s Restaurants	3,790	273,638
Bloomin’ Brands	11,903	235,560
†Bojangles’	982	15,417
Boyd Gaming	3,668	124,162
Brinker International	6,684	312,343
†Caesars Entertainment	3,390	34,747
Carnival	13,164	839,468
†Carrols Restaurant Group	5,537	80,840
Cheesecake Factory	6,977	373,549
†Chipotle Mexican Grill	805	365,889
Choice Hotels International	7,826	651,906
Churchill Downs	1,231	341,849
†Chuy’s Holdings	1,400	36,750
Cracker Barrel Old Country Store	3,884	571,453
Darden Restaurants	5,562	618,439
Dave & Buster’s Entertainment	4,590	303,950
†Del Frisco’s Restaurant Group	2,666	22,128
†Denny’s	10,416	153,324
Dine Brands Global	3,027	246,125
Domino’s Pizza	2,459	724,913
Dunkin’ Brands Group	8,637	636,720
†Eldorado Resorts	4,680	227,448
†Fiesta Restaurant Group	2,409	64,441
†Hilton Grand Vacations	6,174	204,359
Hilton Worldwide Holdings	9,065	732,271
Hyatt Hotels Class A	2,033	161,806
International Game Technology	10,873	214,742
Jack in the Box	4,071	341,272
Las Vegas Sands	22,692	1,346,316
Marriott International Class A	9,978	1,317,395
Marriott Vacations Worldwide	6,094	681,005
McDonald’s	32,225	5,390,920
MGM Resorts International	16,524	461,185
†Norwegian Cruise Line Holdings	13,242	760,488
Papa John’s International	4,299	220,453
†Penn National Gaming	6,600	217,272
†Planet Fitness Class A	8,820	476,545
†Red Robin Gourmet Burgers	2,551	102,423
Red Rock Resorts Class A	8,254	219,969
Royal Caribbean Cruises	6,124	795,753
Ruth’s Hospitality Group	5,354	168,919
†Scientific Games Class A	7,878	200,101
†SeaWorld Entertainment	3,687	115,882
Six Flags Entertainment	7,468	521,416
Sonic	4,619	200,187

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports	5,420	$96,747
Starbucks	78,074	4,437,726
Texas Roadhouse	9,489	657,493
Vail Resorts	2,220	609,212
Wendy’s	43,877	752,052
Wingstop	3,463	236,419
Wyndham Destinations	8,697	377,102
Wyndham Hotels & Resorts	8,697	483,292
Wynn Resorts	2,238	284,360
Yum Brands	12,700	1,154,557

		32,339,961

Household Durables–0.73%
†Beazer Homes USA	1,618	16,989
†Cavco Industries	858	217,074
†Century Communities	1,698	44,573
DR Horton	23,627	996,587
Ethan Allen Interiors	3,617	75,053
Flexsteel Industries	262	7,792
Garmin	10,598	742,390
†GoPro Class A	2,300	16,560
†Green Brick Partners	1,200	12,120
Hamilton Beach Brands Holding Class A	400	8,776
†Helen of Troy	2,994	391,915
Hooker Furniture	1,803	60,941
†Installed Building Products	2,299	89,661
†iRobot	1,300	142,896
KB Home	11,824	282,712
La-Z-Boy	7,762	245,279
Leggett & Platt	12,560	550,002
Lennar Class A	12,717	593,757
Lennar Class B	513	19,751
Libbey	2,727	23,861
†M/I Homes	4,399	105,268
MDC Holdings	9,200	272,136
†Meritage Homes	6,285	250,771
†Mohawk Industries	3,627	635,994
Newell Brands	10,479	212,724
†NVR	399	985,849
PulteGroup	27,725	686,748
Skyline Champion	1,671	47,740
†Taylor Morrison Home Class A	12,603	227,358
†Tempur Sealy International	7,403	391,619
Toll Brothers	11,620	383,809
†TopBuild	3,133	178,017
†TRI Pointe Group	24,489	303,664
Tupperware Brands	6,114	204,513
†Universal Electronics	1,276	50,211
Whirlpool	7,624	905,350
†William Lyon Homes Class A	2,599	41,298

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†ZAGG	1,799	$26,535

		10,448,293

Household Products–0.96%
†Central Garden & Pet Class A	5,487	181,839
Church & Dwight	13,332	791,521
Clorox	8,441	1,269,611
Colgate-Palmolive	33,560	2,246,842
Energizer Holdings	6,574	385,565
Kimberly-Clark	14,519	1,649,939
Procter & Gamble	78,688	6,549,202
Spectrum Brands Holdings	6,942	518,706
WD-40	1,305	224,591

		13,817,816

Independent Power & Renewable Electricity Producers–0.19%
AES	39,067	546,938
Atlantica Yield	8,328	171,390
Clearway Energy Class A	4,200	79,968
Clearway Energy Class C	7,003	134,808
NRG Energy	21,456	802,454
Ormat Technologies	5,007	270,929
Pattern Energy Group Class A	8,394	166,789
†Vistra Energy	21,364	531,536

		2,704,812

Industrial Conglomerates–1.15%
3M	33,054	6,964,808
Carlisle	5,516	671,849
General Electric	177,049	1,998,883
Honeywell International	36,084	6,004,378
Raven Industries	2,462	112,637
Roper Technologies	2,662	788,511

		16,541,066

Insurance–2.74%
Aflac	34,144	1,607,158
Alleghany	671	437,848
Allstate	14,910	1,471,617
†Ambac Financial Group	5,809	118,620
American Equity Investment Life Holding	7,892	279,061
American Financial Group	3,774	418,801
American International Group	26,967	1,435,723
American National Insurance	2,184	282,369
AMERISAFE	3,206	198,612
AmTrust Financial Services	24,542	356,350
Aon	10,160	1,562,405
†Arch Capital Group	18,234	543,556
Argo Group International Holdings	4,555	287,193
Arthur J. Gallagher & Co.	13,473	1,002,930
Aspen Insurance Holdings	6,811	284,700
Assurant	5,375	580,231

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Assured Guaranty	11,085	$468,120
†Athene Holding Class A	5,851	302,263
Axis Capital Holdings	7,323	422,610
†Brighthouse Financial	8,990	397,718
Brown & Brown	22,174	655,685
Chubb	14,026	1,874,435
Cincinnati Financial	7,786	598,043
CNA Financial	2,638	120,425
†eHealth	183	5,172
Employers Holdings	4,584	207,655
†Enstar Group	1,331	277,514
Erie Indemnity Class A	3,064	390,752
Everest Re Group	1,823	416,501
FBL Financial Group Class A	1,130	85,033
FedNat Holding	2,034	51,826
Fidelity National Financial	10,970	431,669
First American Financial	13,738	708,743
†Genworth Financial Class A	43,794	182,621
†Greenlight Capital Re Class A	4,459	55,292
Hanover Insurance Group	4,961	612,039
Hartford Financial Services Group	15,874	793,065
HCI Group	2,595	113,531
Horace Mann Educators	3,291	147,766
James River Holdings L	1,600	68,192
Kemper	8,606	692,353
Loews	14,354	721,001
Maiden Holdings	12,125	34,556
†Markel	627	745,183
Marsh & McLennan	25,038	2,071,143
†MBIA	9,884	105,660
Mercury General	6,071	304,521
MetLife	21,288	994,575
National General Holdings	10,842	290,999
National Western Life Group Class A	200	63,840
Navigators Group	4,398	303,902
Old Republic International	27,874	623,820
Primerica	7,888	950,898
Principal Financial Group	24,023	1,407,508
ProAssurance	5,875	275,831
Progressive	16,390	1,164,346
Prudential Financial	11,886	1,204,290
Reinsurance Group of America	3,077	444,811
RenaissanceRe Holdings	3,891	519,760
RLI	3,097	243,362
Safety Insurance Group	2,774	248,550
Selective Insurance Group	7,063	448,501
State Auto Financial	2,700	82,458
Stewart Information Services	3,350	150,783
†Third Point Reinsurance	7,303	94,939
Torchmark	4,659	403,889
Travelers	16,452	2,133,989
United Fire Group	2,487	126,265

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
United Insurance Holdings	3,254	$72,825
Universal Insurance Holdings	7,335	356,114
Unum Group	9,122	356,397
White Mountains Insurance Group	507	474,486
Willis Towers Watson	2,711	382,088
WR Berkley	7,291	582,770

		39,330,257

Internet & Direct Marketing Retail–3.26%
†1-800-Flowers.com Class A	5,253	61,985
†Amazon.com	18,776	37,608,328
†Booking Holdings	1,902	3,773,568
Expedia Group	3,181	415,057
†FTD	4,356	11,456
†Groupon	36,475	137,511
†Liberty Expedia Holdings Class A	5,844	274,902
†Liberty TripAdvisor Holdings Class A	10,113	150,178
†Netflix	6,481	2,424,737
Nutrisystem	3,791	140,457
PetMed Express	1,000	33,010
†Qurate Retail	22,590	501,724
†Shutterfly	4,144	273,048
†TripAdvisor	8,010	409,071
†Wayfair Class A	4,101	605,595

		46,820,627

Internet Software & Services–2.67%
†Akamai Technologies	9,655	706,263
†Alarm.com Holdings	2,786	159,916
†Alphabet Class A	7,226	8,722,360
†Alphabet Class C	7,524	8,979,668
†ANGI Homeservices Class A	2,100	49,308
†Carbonite	4,619	164,667
†Cars.com	8,684	239,765
†Cision	3,057	51,358
†comScore	2,587	47,161
†DHI Group	5,517	11,586
†eBay	39,388	1,300,592
†Endurance International Group Holdings	7,841	69,001
†Envestnet	1,992	121,412
†Etsy	3,097	159,124
†Facebook Class A	66,556	10,945,800
†GoDaddy Class A	367	30,604
†GrubHub	5,087	705,160
†GTT Communications	5,749	249,507
†InterActiveCorp	3,063	663,813
†Internap	1,580	19,955
j2 Global	6,291	521,209
†Limelight Networks	5,104	25,622
†Liquidity Services	356	2,261
LogMeIn	4,791	426,878

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†Match Group	7,041	$407,744
†New Relic	1,830	172,441
†Nutanix Class A	3,319	141,788
†Okta	2,451	172,452
†Quotient Technology	3,283	50,887
Shutterstock	1,235	67,406
†Stamps.com	1,566	354,229
†Trade Desk Class A	297	44,820
†TrueCar	4,430	62,463
†Twilio Class A	2,382	205,519
†Twitter	7,054	200,757
†VeriSign	5,960	954,315
†Web.com Group	9,420	262,818
†XO Group	1,837	63,340
†Yelp	6,349	312,371
†Zillow Group Class A	4,254	188,027
†Zillow Group Class C	5,985	264,836

		38,299,203

IT Services–4.77%
Accenture Class A	35,747	6,084,139
†Acxiom	9,820	485,206
Alliance Data Systems	4,827	1,139,944
Amdocs	10,852	716,015
Automatic Data Processing	23,070	3,475,726
†Black Knight	7,495	389,365
Booz Allen Hamilton Holding	17,715	879,195
Broadridge Financial Solutions	9,459	1,248,115
†CACI International Class A	3,716	684,301
†Cardtronics Class A	8,238	260,650
Cass Information Systems	645	42,002
Cognizant Technology Solutions Class A	14,788	1,140,894
†Conduent	18,114	407,927
Convergys	8,676	205,968
†CoreLogic	11,629	574,589
CSG Systems International	5,410	217,157
DXC Technology	8,649	808,854
†EPAM Systems	2,057	283,249
†Euronet Worldwide	5,965	597,812
EVERTEC	11,471	276,451
†ExlService Holdings	3,213	212,701
Fidelity National Information Services	10,239	1,116,768
†First Data Class A	7,401	181,102
†Fiserv	24,198	1,993,431
†FleetCor Technologies	4,616	1,051,709
†Gartner	1,117	177,045
Genpact	15,431	472,343
Global Payments	6,238	794,721
Hackett Group	2,613	52,652
International Business Machines	50,503	7,636,559
Jack Henry & Associates	5,618	899,329

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Leidos Holdings	7,833	$541,730
†Luxoft Holding	2,966	140,440
ManTech International Class A	3,157	199,838
Mastercard Class A	52,370	11,658,086
MAXIMUS	8,374	544,812
†MoneyGram International	6,116	32,721
NIC	6,405	94,794
Paychex	18,217	1,341,682
†PayPal Holdings	19,280	1,693,555
†Perficient	3,999	106,573
Perspecta	5,440	139,917
Presidio	2,330	35,533
Sabre	24,774	646,106
Science Applications International	5,947	479,328
†Square Class A	4,058	401,783
†Sykes Enterprises	6,187	188,642
†Syntel	9,000	368,820
†Teradata	13,485	508,519
Total System Services	12,198	1,204,431
Travelport Worldwide	9,208	155,339
TTEC Holdings	5,612	145,351
†Unisys	5,740	117,096
†Virtusa	1,578	84,754
Visa Class A	74,156	11,130,074
Western Union	30,455	580,472
†WEX	4,036	810,267
†Worldpay Class A	6,520	660,280

		68,516,862

Leisure Products–0.24%
Acushnet Holdings	4,454	122,173
†American Outdoor Brands	8,067	125,280
Brunswick	11,643	780,314
Callaway Golf	9,101	221,063
Hasbro	9,226	969,837
Johnson Outdoors Class A	842	78,298
†Malibu Boats Class A	3,566	195,132
†Mattel	13,824	217,037
†Nautilus	4,229	58,995
Polaris Industries	5,726	578,040
†Vista Outdoor	7,301	130,615

		3,476,784

Life Sciences Tools & Services–0.84%
Agilent Technologies	7,921	558,747
†Bio-Rad Laboratories Class A	1,816	568,390
Bio-Techne	3,020	616,412
Bruker	15,441	516,501
†Cambrex	5,069	346,720
†Charles River Laboratories International	7,518	1,011,472
†Enzo Biochem	4,600	18,952

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina	3,335	$1,224,145
†IQVIA Holdings	5,727	743,021
Luminex	4,176	126,575
†Medpace Holdings	1,953	117,004
†Mettler-Toledo International	2,175	1,324,531
PerkinElmer	5,921	575,936
†PRA Health Sciences	4,979	548,636
†Syneos Health	7,453	384,202
Thermo Fisher Scientific	10,126	2,471,554
†Waters	4,541	884,042

		12,036,840

Machinery–2.84%
Actuant Class A	3,465	96,673
AGCO	11,162	678,538
Alamo Group	1,868	171,127
Albany International Class A	2,740	217,830
Allison Transmission Holdings	19,350	1,006,393
Altra Industrial Motion	3,166	130,756
Astec Industries	3,444	173,612
Barnes Group	7,276	516,814
Briggs & Stratton	6,831	131,360
Caterpillar	25,731	3,923,720
†Chart Industries	3,942	308,777
CIRCOR International	2,161	102,647
†Colfax	13,541	488,288
Columbus McKinnon	3,989	157,725
Crane	5,256	516,928
Cummins	7,946	1,160,672
Deere & Co	15,561	2,339,285
Donaldson	14,837	864,404
Douglas Dynamics	3,817	167,566
Dover	13,519	1,196,837
EnPro Industries	3,111	226,885
ESCO Technologies	2,378	161,823
Federal Signal	9,771	261,667
Flowserve	11,478	627,732
Fortive	8,836	743,991
Franklin Electric	6,304	297,864
†Gardner Denver Holdings	6,192	175,481
Global Brass & Copper Holdings	1,864	68,782
Gorman-Rupp	2,088	76,212
Graco	15,750	729,855
Greenbrier	3,774	226,817
†Harsco	14,587	416,459
Hillenbrand	9,705	507,571
Hyster-Yale Materials Handling	2,265	139,365
IDEX	4,443	669,382
Illinois Tool Works	17,309	2,442,646
Ingersoll-Rand	10,399	1,063,818
ITT	10,472	641,515
John Bean Technologies	3,731	445,108

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Kadant	1,257	$135,567
Kennametal	9,700	422,532
†LB Foster Class A	1,339	27,516
Lincoln Electric Holdings	6,053	565,592
Lindsay	567	56,836
†Lydall	878	37,842
†Manitowoc	5,279	126,643
†Meritor	14,282	276,500
†Middleby	3,797	491,142
†Milacron Holdings	9,815	198,754
Mueller Industries	7,847	227,406
Mueller Water Products Class A	19,692	226,655
†Navistar International	9,723	374,335
NN	2,981	46,504
Nordson	4,662	647,552
Oshkosh	9,083	647,073
PACCAR	20,390	1,390,394
Parker-Hannifin	5,740	1,055,758
Park-Ohio Holdings	801	30,718
Pentair	8,996	389,977
†Proto Labs	1,861	301,017
†RBC Bearings	2,276	342,219
REV Group	4,714	74,010
†Rexnord	13,942	429,414
Snap-on	4,695	862,002
Spartan Motors	3,500	51,625
†SPX	4,663	155,325
†SPX FLOW	4,663	242,476
Standex International	1,405	146,471
Stanley Black & Decker	4,244	621,491
Sun Hydraulics	2,590	141,880
Tennant	2,035	154,558
Terex	9,992	398,781
Timken	8,361	416,796
Titan International	4,215	31,275
Toro	10,402	623,808
†TriMas	5,477	166,501
Trinity Industries	14,172	519,262
Wabash National	13,252	241,584
†WABCO Holdings	4,566	538,514
Wabtec	6,070	636,622
Watts Water Technologies Class A	2,752	228,416
†Welbilt	20,316	424,198
Woodward	6,253	505,618
Xylem	10,270	820,265

		40,722,349

Marine–0.05%
†Kirby	5,754	473,267
Matson	7,118	282,158

		755,425

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–2.70%
†Altice USA Class A	4,376	$79,381
AMC Entertainment Holdings Class A	5,436	111,438
†AMC Networks Class A	4,165	276,306
Cable One	819	723,677
CBS Class B	19,875	1,141,819
†Charter Communications Class A	8,548	2,785,622
Cinemark Holdings	15,721	631,984
Clear Channel Outdoor Holdings Class A	2,039	12,132
Comcast Class A	255,331	9,041,271
†Discovery Class A	16,083	514,656
†Discovery Class C	18,277	540,634
†DISH Network Class A	12,793	457,478
Emerald Expositions Events	2,769	45,633
Entercom Communications Class A	14,267	112,709
Entravision Communications Class A	11,605	56,865
EW Scripps Class A	6,953	114,725
Gannett	12,945	129,579
†GCI Liberty Class A	11,489	585,939
†Gray Television	12,929	226,257
†IMAX	7,496	193,397
Interpublic Group	34,910	798,392
John Wiley & Sons Class A	8,331	504,859
†Liberty Broadband Class A	1,624	136,952
†Liberty Broadband Class C	4,561	384,492
†Liberty Media - Liberty Formula One Class A	1,485	52,836
†Liberty Media - Liberty Formula One Class C	3,069	114,136
†Liberty Media-Liberty Braves Class A	594	16,204
†Liberty Media-Liberty Braves Class C	1,227	33,436
†Liberty SiriusXM Group Class A	5,940	258,034
†Liberty SiriusXM Group Class C	12,277	533,436
Lions Gate Entertainment Class A	5,974	145,706
Lions Gate Entertainment Class B	9,378	218,507
†Live Nation Entertainment	15,171	826,364
†Madison Square Garden Class A	1,945	613,297
Marcus	400	16,820
Meredith	4,281	218,545
†MSG Networks Class A	7,386	190,559
National CineMedia	6,797	71,980
New Media Investment Group	3,136	49,204
New York Times Class A	15,478	358,316
News Class A	15,331	202,216
News Class B	8,371	113,846
Nexstar Media Group Class A	5,697	463,736
Omnicom Group	14,332	974,863
†Reading International Class A	489	7,726
Scholastic	4,716	220,190
Sinclair Broadcast Group Class A	9,958	282,309
Sirius XM Holdings	68,041	430,019
TEGNA	26,053	311,594

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Tribune Media Class A	5,496	$211,211
Twenty-First Century Fox Class A	52,996	2,455,305
Twenty-First Century Fox Class B	17,580	805,516
Viacom Class A	300	10,965
Viacom Class B	26,734	902,540
Walt Disney	65,525	7,662,493
World Wrestling Entertainment Class A	3,541	342,521

		38,720,627

Metals & Mining–0.71%
†AK Steel Holding	26,497	129,835
†Alcoa	18,767	758,187
†Allegheny Technologies	11,771	347,833
Carpenter Technology	7,558	445,544
†Century Aluminum	9,082	108,712
†Cleveland-Cliffs	18,689	236,603
†Coeur Mining	21,436	114,254
Commercial Metals	17,961	368,560
Compass Minerals International	6,373	428,266
Ferroglobe	12,975	106,006
Freeport-McMoRan	96,351	1,341,206
Haynes International	1,268	45,014
Hecla Mining	48,398	135,030
Kaiser Aluminum	1,961	213,867
Materion	3,100	187,550
Newmont Mining	13,741	414,978
Nucor	20,697	1,313,225
Reliance Steel & Aluminum	6,581	561,293
Royal Gold	5,496	423,522
†Ryerson Holding	607	6,859
Schnitzer Steel Industries Class A	2,756	74,550
Southern Copper	3,216	138,738
Steel Dynamics	21,496	971,404
†SunCoke Energy	6,103	70,917
†TimkenSteel	6,778	100,789
United States Steel	19,736	601,553
Warrior Met Coal	8,374	226,433
Worthington Industries	8,534	370,034

		10,240,762

Multiline Retail–0.76%
Big Lots	8,831	369,047
Dillard’s Class A	4,526	345,515
Dollar General	15,063	1,646,386
†Dollar Tree	12,823	1,045,716
†Fred’s Class A	5,241	10,692
†JC Penney	41,484	68,863
Kohl’s	28,811	2,147,860
Macy’s	41,432	1,438,933
Nordstrom	14,481	866,109
†Ollie’s Bargain Outlet Holdings	3,936	378,250

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Target	28,669	$2,528,892

		10,846,263

Multi-Utilities–0.77%
Ameren	14,689	928,639
Avista	8,017	405,340
Black Hills	4,628	268,841
CenterPoint Energy	22,804	630,531
CMS Energy	16,911	828,639
Consolidated Edison	10,269	782,395
Dominion Energy	23,695	1,665,285
DTE Energy	6,090	664,602
MDU Resources Group	18,965	487,211
NiSource	16,856	420,052
NorthWestern	5,837	342,398
Public Service Enterprise Group	16,849	889,459
SCANA	7,858	305,598
Sempra Energy	6,916	786,695
Unitil	1,492	75,943
Vectren	10,681	763,585
WEC Energy Group	11,137	743,506

		10,988,719

Oil, Gas & Consumable Fuels–4.29%
Anadarko Petroleum	11,224	756,610
Andeavor	12,681	1,946,533
†Antero Resources	21,428	379,490
Apache	19,380	923,845
Arch Coal Class A	2,884	257,830
Cabot Oil & Gas	11,202	252,269
†Callon Petroleum	21,912	262,725
†Carrizo Oil & Gas	10,989	276,923
†Centennial Resource Development Class A	22,272	486,643
†Cheniere Energy	15,082	1,048,048
†Chesapeake Energy	83,750	376,037
Chevron	61,474	7,517,041
Cimarex Energy	3,857	358,470
†Clean Energy Fuels	12,200	31,720
†CNX Resources	19,963	285,671
†Concho Resources	9,895	1,511,461
ConocoPhillips	26,427	2,045,450
†CONSOL Energy	3,198	130,510
†Continental Resources	6,219	424,633
CVR Energy	6,305	253,587
Delek U.S. Holdings	14,079	597,372
†Denbury Resources	60,015	372,093
Devon Energy	18,010	719,319
DHT Holdings	14,019	65,889
Diamondback Energy	3,092	418,007
†Dorian LPG	650	5,181
†Energen	6,456	556,314

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream	16,124	$265,240
EOG Resources	10,607	1,353,135
†EP Energy Class A	16,914	39,579
EQT	9,410	416,204
†Extraction Oil & Gas	10,861	122,621
Exxon Mobil	151,021	12,839,805
GasLog	9,204	181,779
Green Plains	4,898	84,246
†Gulfport Energy	21,110	219,755
†Halcon Resources	8,065	36,051
Hess	11,154	798,403
†HighPoint Resources	14,096	68,788
HollyFrontier	16,197	1,132,170
Kinder Morgan	60,700	1,076,211
†Kosmos Energy	44,165	412,943
†Laredo Petroleum	29,564	241,538
Marathon Oil	43,550	1,013,844
Marathon Petroleum	29,070	2,324,728
†Matador Resources	13,122	433,682
Murphy Oil	18,269	609,088
NACCO Industries Class A	200	6,550
†Newfield Exploration	26,481	763,447
Noble Energy	20,258	631,847
†Oasis Petroleum	35,805	507,715
Occidental Petroleum	18,930	1,555,478
ONEOK	10,124	686,306
Panhandle Oil & Gas Class A	1,806	33,321
†Par Pacific Holdings	3,481	71,012
†Parsley Energy Class A	14,853	434,450
PBF Energy Class A	14,133	705,378
†PDC Energy	7,821	382,916
Peabody Energy	15,632	557,124
†Penn Virginia	1,279	103,011
Phillips 66	8,513	959,585
Pioneer Natural Resources	3,578	623,252
†QEP Resources	24,720	279,830
Range Resources	18,226	309,660
†Renewable Energy Group	5,557	160,042
†REX American Resources	1,042	78,723
†Ring Energy	3,975	39,392
Scorpio Tankers	27,600	55,476
SemGroup Class A	8,022	176,885
Ship Finance International	11,320	157,348
SM Energy	11,793	371,833
†Southwestern Energy	38,753	198,028
†SRC Energy	28,490	253,276
†Talos Energy	5,705	187,238
Targa Resources	9,743	548,628
Teekay	13,659	92,062
†Ultra Petroleum	9,976	11,173
Valero Energy	19,970	2,271,587
†W&T Offshore	13,431	129,475

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Whiting Petroleum	14,346	$760,912
†WildHorse Resource Development	6,572	155,362
Williams	20,050	545,159
World Fuel Services	7,994	221,274
†WPX Energy	32,521	654,323

		61,608,559

Paper & Forest Products–0.19%
Boise Cascade	5,938	218,518
†Clearwater Paper	2,473	73,448
Domtar	8,467	441,723
KapStone Paper & Packaging	17,293	586,406
Louisiana-Pacific	18,790	497,747
Mercer International	10,372	174,250
Neenah	2,359	203,582
PH Glatfelter	4,944	94,480
†Resolute Forest Products	7,351	95,195
Schweitzer-Mauduit International	4,384	167,951
†Verso Class A	4,244	142,895

		2,696,195

Personal Products–0.35%
†Avon Products	40,949	90,088
Coty Class A	33,297	418,210
†Edgewell Personal Care	5,853	270,584
Estee Lauder Class A	10,818	1,572,072
†Herbalife Nutrition	15,602	851,089
Inter Parfums	3,508	226,091
Medifast	1,745	386,605
Natural Health Trends	1,722	40,088
Nu Skin Enterprises Class A	9,513	784,061
†Revlon Class A	4,768	106,326
†USANA Health Sciences	2,793	336,696

		5,081,910

Pharmaceuticals–3.31%
†Akorn	9,574	124,271
Allergan	10,435	1,987,659
†Amneal Pharmaceuticals Class A	7,524	166,958
†Amphastar Pharmaceuticals	2,340	45,022
Bristol-Myers Squibb	33,192	2,060,559
†Catalent	17,323	789,063
†Corcept Therapeutics	8,642	121,161
Eli Lilly & Co.	38,525	4,134,118
†Endo International	19,354	325,728
†Horizon Pharma	15,728	307,954
†Innoviva	2,811	42,840
†Intra-Cellular Therapies	5,388	116,920
†Jazz Pharmaceuticals	3,133	526,751
Johnson & Johnson	107,896	14,907,990
†Lannett	7,113	33,787
†Mallinckrodt	8,454	247,787
Merck & Co.	87,602	6,214,486

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mylan	14,162	$518,329
†Nektar Therapeutics	2,463	150,144
†Otonomy	619	1,702
Perrigo	5,367	379,984
Pfizer	245,931	10,838,179
Phibro Animal Health Class A	1,442	61,862
†Prestige Consumer Healthcare	6,536	247,649
†Supernus Pharmaceuticals	3,800	191,330
†Taro Pharmaceutical Industries	3,413	335,498
Zoetis	28,632	2,621,546

		47,499,277

Professional Services–0.69%
†ASGN	6,674	526,779
Barrett Business Services	300	20,034
†CBIZ	6,360	150,732
†CoStar Group	768	323,205
Dun & Bradstreet	4,540	646,995
Equifax	7,987	1,042,863
Exponent	5,116	274,218
Forrester Research	2,034	93,361
†Franklin Covey	993	23,484
†FTI Consulting	6,870	502,815
†GP Strategies	1,772	29,858
Heidrick & Struggles International	2,100	71,085
†Huron Consulting Group	2,990	147,706
ICF International	3,173	239,403
†InnerWorkings	2,041	16,165
Insperity	6,610	779,649
Kelly Services Class A	3,655	87,830
Kforce	4,767	179,239
Korn/Ferry International	6,340	312,182
ManpowerGroup	9,027	775,961
†Mistras Group	3,448	74,718
Navigant Consulting	4,750	109,535
Nielsen Holdings	18,787	519,648
Resources Connection	4,071	67,579
Robert Half International	9,812	690,569
TransUnion	1,042	76,670
†TriNet Group	8,091	455,685
†TrueBlue	5,561	144,864
†Verisk Analytics Class A	12,218	1,472,880
†WageWorks	2,359	100,847

		9,956,559

Real Estate Management & Development–0.25%
†Altisource Portfolio Solutions	2,089	67,328
†CBRE Group Class A	23,540	1,038,114
†Forestar Group	476	10,091
HFF Class A	5,680	241,286
†Howard Hughes	4,225	524,829
Jones Lang LaSalle	3,795	547,694

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings	16,113	$346,429
†Marcus & Millichap	3,589	124,574
†Rafael Holdings Class B	1,698	14,263
RE/MAX Holdings Class A	1,148	50,914
Realogy Holdings	18,390	379,570
RMR Group Class A	862	79,994
†St. Joe	6,456	108,461

		3,533,547

Road & Rail–1.41%
AMERCO	1,614	575,633
ArcBest	3,735	181,334
†Avis Budget Group	12,271	394,390
†Covenant Transportation Group Class A	3,400	98,804
CSX	36,467	2,700,381
†Genesee & Wyoming Class A	5,867	533,838
Heartland Express	13,599	268,308
†Hertz Global Holdings	10,281	167,889
JB Hunt Transport Services	9,176	1,091,393
Kansas City Southern	10,638	1,205,073
Knight-Swift Transportation Holdings Class A	8,907	307,113
Landstar System	5,452	665,144
Marten Transport	7,936	167,053
Norfolk Southern	13,859	2,501,549
Old Dominion Freight Line	7,334	1,182,681
†Roadrunner Transportation Systems	5,207	4,353
Ryder System	10,618	775,857
†Saia	3,643	278,507
Schneider National Class B	12,607	314,923
Union Pacific	38,498	6,268,629
Universal Logistics Holdings	2,500	92,000
†USA Truck	1,448	29,293
Werner Enterprises	12,297	434,699
†YRC Worldwide	1,455	13,066

		20,251,910

Semiconductors & Semiconductor Equipment–3.63%
†Advanced Energy Industries	5,778	298,434
†Advanced Micro Devices	18,799	580,701
†Alpha & Omega Semiconductor	1,200	13,956
†Ambarella	2,162	83,626
†Amkor Technology	37,829	279,556
Analog Devices	5,594	517,221
Applied Materials	33,111	1,279,740
†Axcelis Technologies	1,050	20,633
Broadcom	8,166	2,014,797
Brooks Automation	9,566	335,097
Cabot Microelectronics	2,668	275,258
†CEVA	2,353	67,649
†Cirrus Logic	8,845	341,417

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Cohu	2,980	$74,798
†Cree	10,967	415,320
Cypress Semiconductor	32,772	474,866
†Diodes	7,611	253,370
†DSP Group	4,368	51,979
Entegris	15,222	440,677
†First Solar	9,258	448,272
†FormFactor	7,433	102,204
†Inphi	2,993	113,674
†Integrated Device Technology	11,976	562,992
Intel	253,296	11,978,368
KLA-Tencor	12,919	1,313,991
Kulicke & Soffa Industries	6,090	145,186
Lam Research	6,878	1,043,393
†Lattice Semiconductor	17,582	140,656
†MACOM Technology Solutions Holdings	2,830	58,298
Marvell Technology Group	28,234	544,916
Maxim Integrated Products	11,953	674,030
†MaxLinear Class A	5,379	106,935
Microchip Technology	8,427	664,975
†Micron Technology	71,704	3,243,172
MKS Instruments	6,800	545,020
Monolithic Power Systems	1,222	153,398
†Nanometrics	2,667	100,066
†NeoPhotonics	2,126	17,646
NVE	50	5,294
NVIDIA	29,261	8,222,926
†ON Semiconductor	41,688	768,310
†PDF Solutions	3,040	27,451
†Photronics	5,636	55,515
Power Integrations	2,120	133,984
†Qorvo	5,653	434,659
QUALCOMM	28,785	2,073,384
†Rambus	9,571	104,420
†Rudolph Technologies	4,102	100,294
†Semtech	6,166	342,830
Sigma Designs	1,968	285
†Silicon Laboratories	1,698	155,876
Skyworks Solutions	10,149	920,616
†SolarEdge Technologies	4,785	180,155
†Synaptics	4,025	183,621
Teradyne	15,372	568,457
Texas Instruments	55,321	5,935,390
†Ultra Clean Holdings	2,793	35,052
Universal Display	2,731	321,985
†Veeco Instruments	6,193	63,478
Versum Materials	8,954	322,434
†Xcerra	5,880	83,908
Xilinx	14,519	1,163,988

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xperi	7,199	$106,905

		52,087,504

Software–4.71%
†ACI Worldwide	11,385	320,374
Activision Blizzard	15,960	1,327,712
†Adobe Systems	9,671	2,610,686
†ANSYS	3,253	607,270
†Aspen Technology	10,168	1,158,237
†Atlassian Class A	1,472	141,518
†Autodesk	3,008	469,579
Blackbaud	4,439	450,470
CA	32,681	1,442,866
†Cadence Design Systems	15,371	696,614
CDK Global	9,277	580,369
†Citrix Systems	8,053	895,171
†CommVault Systems	1,800	126,000
†Dell Technologies Class V	12,928	1,255,567
Ebix	1,744	138,038
†Electronic Arts	12,128	1,461,303
†Ellie Mae	801	75,911
†Fair Isaac	3,439	785,983
†Fortinet	3,418	315,379
†Globant	250	14,748
†Guidewire Software	2,853	288,182
†HubSpot	1,237	186,725
Intuit	14,192	3,227,261
†Manhattan Associates	8,875	484,575
Microsoft	300,162	34,329,528
†MicroStrategy Class A	1,106	155,526
Monotype Imaging Holdings	3,104	62,701
†Nuance Communications	30,262	524,138
†OneSpan	3,332	63,475
Oracle	78,755	4,060,608
†Paycom Software	4,540	705,561
†Paylocity Holding	1,071	86,023
Pegasystems	3,592	224,859
Progress Software	4,679	165,122
†Proofpoint	637	67,732
†PTC	2,065	219,282
QAD Class A	1,105	62,598
†Qualys	453	40,362
†RealPage	4,008	264,127
†Red Hat	9,877	1,346,038
†RingCentral Class A	402	37,406
†salesforce.com	7,597	1,208,151
†Seachange International	2,000	3,580
†ServiceNow	2,218	433,907
†Snap Class A	4,200	35,616
†Splunk	2,645	319,807
SS&C Technologies Holdings	13,162	747,996
Symantec	8,527	181,455

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies	4,423	$29,192
†Synopsys	3,261	321,567
†Tableau Software Class A	2,254	251,862
†Take-Two Interactive Software	3,820	527,122
†Telenav	2,300	11,615
TiVo	16,231	202,076
†Tyler Technologies	1,278	313,187
†Ultimate Software Group	685	220,700
†Verint Systems	5,416	271,342
†VMware Class A	1,975	308,219
†Workday Class A	1,507	219,992
†Zedge Class B	1,132	2,253
†Zendesk	3,338	236,998
†Zynga Class A	82,444	330,600

		67,652,861

Specialty Retail–3.52%
Aaron’s	9,516	518,241
Abercrombie & Fitch Class A	4,585	96,835
Advance Auto Parts	4,940	831,550
American Eagle Outfitters	28,359	704,154
†America’s Car-Mart	962	75,228
†Asbury Automotive Group	5,290	363,687
†Ascena Retail Group	28,043	128,156
†At Home Group	4,938	155,695
†AutoNation	13,117	545,011
†AutoZone	1,214	941,700
Barnes & Noble	9,682	56,156
†Barnes & Noble Education	6,119	35,245
Bed Bath & Beyond	20,862	312,930
Best Buy	17,025	1,351,104
Big 5 Sporting Goods	900	4,590
†Boot Barn Holdings	3,430	97,446
†Build-A-Bear Workshop	2,901	26,254
†Burlington Stores	4,740	772,241
Caleres	7,320	262,495
†CarMax	11,906	889,021
Cato Class A	4,303	90,449
Chico’s FAS	18,957	164,357
Children’s Place	3,021	386,084
Citi Trends	2,149	61,827
Dick’s Sporting Goods	11,492	407,736
DSW Class A	11,901	403,206
†Express	12,788	141,435
†Five Below	6,571	854,624
†Floor & Decor Holdings Class A	2,766	83,450
Foot Locker	14,273	727,638
†Francesca’s Holdings	6,695	24,838
GameStop Class A	12,056	184,095
Gap	31,510	909,063
†Genesco	3,102	146,104
Group 1 Automotive	3,419	221,893

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Guess	11,019	$249,029
Haverty Furniture	2,655	58,675
†Hibbett Sports	4,645	87,326
Home Depot	66,596	13,795,361
†Kirkland’s	2,488	25,104
L Brands	11,417	345,935
Lithia Motors Class A	3,884	317,167
Lowe’s	47,004	5,396,999
†MarineMax	2,439	51,829
†Michaels	14,861	241,194
Monro	3,844	267,542
†Murphy USA	6,800	581,128
†National Vision Holdings	2,500	112,850
Office Depot	59,243	190,170
†O’Reilly Automotive	4,996	1,735,211
†Party City Holdco	1,834	24,851
Penske Automotive Group	12,158	576,168
†Rent-A-Center	8,035	115,543
†RH	4,029	527,839
Ross Stores	21,284	2,109,244
†Sally Beauty Holdings	19,812	364,343
Shoe Carnival	1,575	60,637
Signet Jewelers	8,178	539,176
†Sleep Number	5,053	185,849
Sonic Automotive Class A	5,355	103,619
†Sportsman’s Warehouse Holdings	165	965
Stage Stores	4,087	8,051
Tailored Brands	4,077	102,700
Tiffany & Co.	8,129	1,048,397
Tile Shop Holdings	2,643	18,897
TJX	36,832	4,125,921
Tractor Supply	10,859	986,866
†Ulta Beauty	4,365	1,231,454
†Urban Outfitters	22,925	937,633
†Vitamin Shoppe	3,839	38,390
Williams-Sonoma	13,719	901,613
Winmark	151	25,066
†Zumiez	4,241	111,750

		50,575,030

Technology Hardware, Storage & Peripherals–4.23%
Apple	232,312	52,442,111
†Avid Technology	6,614	39,221
†Cray	6,871	147,727
Diebold Nixdorf	5,855	26,347
†Electronics For Imaging	5,336	181,851
Hewlett Packard Enterprise	45,678	745,008
HP	67,511	1,739,758
†NCR	16,424	466,606
NetApp	23,621	2,028,808
†Pure Storage Class A	2,550	66,173
Seagate Technology	24,157	1,143,834

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Stratasys	4,881	$112,800
†Super Micro Computer	6,166	127,081
Western Digital	13,187	771,967
Xerox	23,774	641,423

		60,680,715

Textiles, Apparel & Luxury Goods–1.12%
Carter’s	6,021	593,671
Columbia Sportswear	6,536	608,306
†Crocs	5,293	112,688
Culp	695	16,819
†Deckers Outdoor	5,238	621,122
†Fossil Group	8,573	199,579
†G-III Apparel Group	5,901	284,369
Hanesbrands	28,474	524,776
†Lululemon Athletica	9,083	1,475,897
†Michael Kors Holdings	15,972	1,095,040
Movado Group	2,255	94,485
NIKE Class B	61,630	5,221,294
Oxford Industries	2,792	251,838
†Perry Ellis International	2,325	63,542
PVH	3,503	505,833
Ralph Lauren	3,815	524,753
†Skechers U.S.A. Class A	13,059	364,738
Steven Madden	5,950	314,755
Tapestry	19,971	1,003,942
†Under Armour Class A	8,228	174,598
†Under Armour Class C	8,286	161,246
†Unifi	3,174	89,919
†Vera Bradley	810	12,361
VF	12,928	1,208,122
Wolverine World Wide	12,329	481,447

		16,005,140

Thrift & Mortgage Finance–0.41%
†Axos Financial	7,624	262,189
Beneficial Bancorp	11,715	197,983
Capitol Federal Financial	21,314	271,540
Dime Community Bancshares	6,872	122,665
†Essent Group	9,692	428,871
Federal Agricultural Mortgage Class C	1,195	86,255
First Defiance Financial	1,604	48,296
†Flagstar Bancorp	7,368	231,871
†HomeStreet	2,845	75,393
Kearny Financial	11,491	159,150
†LendingTree	428	98,483
Meridian Bancorp	8,312	141,304
Meta Financial Group	741	61,244
†MGIC Investment	35,831	476,911
New York Community Bancorp	39,410	408,682
†NMI Holdings Class A	6,858	155,334
Northfield Bancorp	6,724	107,046

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Northwest Bancshares	14,286	$247,434
OceanFirst Financial	4,341	118,162
Oritani Financial	6,244	97,094
†PennyMac Financial Services Class A	1,643	34,339
†PHH	8,109	89,118
Provident Financial Services	9,985	245,132
Radian Group	23,244	480,453
TFS Financial	9,915	148,824
TrustCo Bank	12,472	106,012
United Community Financial	2,888	27,927
United Financial Bancorp	4,707	79,219
Walker & Dunlop	4,483	237,061
Washington Federal	9,358	299,456
Waterstone Financial	3,925	67,314
†WMIH	34,938	48,564
WSFS Financial	3,684	173,701

		5,833,027

Tobacco–0.82%
Altria Group	107,115	6,460,106
Philip Morris International	58,687	4,785,338
Universal	3,560	231,400
Vector Group	16,482	227,120

		11,703,964

Trading Companies & Distributors–0.71%
Air Lease	16,007	734,401
Applied Industrial Technologies	5,007	391,798
†Beacon Roofing Supply	8,312	300,811
†BMC Stock Holdings	4,881	91,031
†CAI International	2,879	65,843
†DXP Enterprises	1,631	65,354
Fastenal	18,484	1,072,442
GATX	4,500	389,655
†GMS	3,890	90,248
H&E Equipment Services	2,771	104,688
†HD Supply Holdings	14,675	627,943
†Herc Holdings	4,012	205,414
Kaman	3,636	242,812
†MRC Global	11,216	210,524
MSC Industrial Direct Class A	6,411	564,873
†Nexeo Solutions	730	8,943
†NOW	11,467	189,779
Rush Enterprises Class A	4,686	184,207
†SiteOne Landscape Supply	1,171	88,223
Systemax	1,422	46,841
Triton International	9,649	321,022
†United Rentals	7,828	1,280,661
†Univar	13,257	406,460
†Veritiv	1,100	40,040
Watsco	3,045	542,315
†WESCO International	6,714	412,575

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
WW Grainger	4,437	$1,585,828

		10,264,731

Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,269	243,059

		243,059

Water Utilities–0.15%
American States Water	4,789	292,799
American Water Works	8,616	757,950
Aqua America	15,838	584,422
California Water Service Group	6,748	289,489
Connecticut Water Service	819	56,814
Middlesex Water	1,357	65,706
SJW Group	2,258	138,077
York Water	591	17,966

		2,203,223

Wireless Telecommunication Services–0.16%
†Boingo Wireless	4,098	143,020
Shenandoah Telecommunications	6,684	259,005
Spok Holdings	1,858	28,613
†Sprint	44,078	288,270
Telephone & Data Systems	9,452	287,624
†T-Mobile US	15,158	1,063,788
†United States Cellular	3,838	171,866

		2,242,186

Total Common Stock (Cost $897,641,241)		1,430,963,241

	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
†=pMedia General CVR	16,818	$1,682
†=pSchulman A CVR	4,438	8,477

Total Rights (Cost $0)		10,159

MONEY MARKET FUND–0.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	3,314,954	3,314,954

Total Money Market Fund (Cost $3,314,954)		3,314,954

TOTAL VALUE OF SECURITIES–99.95% (Cost $900,956,195)	1,434,288,354
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	753,155

NET ASSETS APPLICABLE TO 41,843,934 SHARES OUTSTANDING–100.00%	$1,435,041,509

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted securities was $10,159 which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Media General CVR	1/18/17	$—	$1,682
Schulman A CVR	8/22/18	—	8,477

Total		$—	$10,159

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$39,917,072	$—	$—	$39,917,072
Air Freight & Logistics	11,859,524	—	—	11,859,524
Airlines	12,174,182	—	—	12,174,182
Auto Components	10,313,933	—	—	10,313,933
Automobiles	6,471,386	—	—	6,471,386
Banks	88,685,644	—	—	88,685,644
Beverages	21,734,208	—	—	21,734,208
Biotechnology	34,678,993	—	—	34,678,993
Building Products	8,696,412	—	—	8,696,412
Capital Markets	36,685,385	—	—	36,685,385
Chemicals	32,456,670	—	—	32,456,670
Commercial Services & Supplies	14,862,516	—	—	14,862,516
Communications Equipment	17,571,227	—	—	17,571,227
Construction & Engineering	5,156,158	—	—	5,156,158
Construction Materials	1,871,200	—	—	1,871,200
Consumer Finance	14,624,668	—	—	14,624,668
Containers & Packaging	9,904,077	—	—	9,904,077
Distributors	2,814,296	—	—	2,814,296
Diversified Consumer Services	5,543,773	—	—	5,543,773
Diversified Financial Services	14,777,820	—	—	14,777,820
Diversified Telecommunication Services	29,558,564	—	—	29,558,564
Electric Utilities	19,185,383	—	—	19,185,383
Electrical Equipment	9,402,584	—	—	9,402,584
Electronic Equipment, Instruments & Components	19,384,154	—	—	19,384,154
Energy Equipment & Services	10,165,562	—	—	10,165,562
Equity Real Estate Investment Trusts	410,985	—	—	410,985
Food & Staples Retailing	21,877,494	—	—	21,877,494
Food Products	18,024,597	—	—	18,024,597
Gas Utilities	4,099,691	—	—	4,099,691
Health Care Equipment & Supplies	31,776,455	—	—	31,776,455
Health Care Providers & Services	46,333,422	—	—	46,333,422
Health Care Technology	3,219,143	—	—	3,219,143
Hotels, Restaurants & Leisure	32,339,961	—	—	32,339,961
Household Durables	10,448,293	—	—	10,448,293
Household Products	13,817,816	—	—	13,817,816
Independent Power & Renewable Electricity Producers	2,704,812	—	—	2,704,812
Industrial Conglomerates	16,541,066	—	—	16,541,066
Insurance	39,211,637	118,620	—	39,330,257
Internet & Direct Marketing Retail	46,820,627	—	—	46,820,627
Internet Software & Services	38,299,203	—	—	38,299,203
IT Services	68,516,862	—	—	68,516,862
Leisure Products	3,476,784	—	—	3,476,784
Life Sciences Tools & Services	12,036,840	—	—	12,036,840
Machinery	40,722,349	—	—	40,722,349
Marine	755,425	—	—	755,425
Media	38,720,627	—	—	38,720,627
Metals & Mining	10,240,762	—	—	10,240,762
Multiline Retail	10,846,263	—	—	10,846,263
Multi-Utilities	10,988,719	—	—	10,988,719
Oil, Gas & Consumable Fuels	61,608,559	—	—	61,608,559

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Paper & Forest Products	$2,696,195	$—	$—	$2,696,195
Personal Products	5,081,910	—	—	5,081,910
Pharmaceuticals	47,499,277	—	—	47,499,277
Professional Services	9,956,559	—	—	9,956,559
Real Estate Management & Development	3,533,547	—	—	3,533,547
Road & Rail	20,251,910	—	—	20,251,910
Semiconductors & Semiconductor Equipment	52,087,504	—	—	52,087,504
Software	67,652,861	—	—	67,652,861
Specialty Retail	50,575,030	—	—	50,575,030
Technology Hardware, Storage & Peripherals	60,680,715	—	—	60,680,715
Textiles, Apparel & Luxury Goods	16,005,140	—	—	16,005,140
Thrift & Mortgage Finance	5,833,027	—	—	5,833,027
Tobacco.	11,703,964	—	—	11,703,964
Trading Companies & Distributors	10,264,731	—	—	10,264,731
Transportation Infrastructure	243,059	—	—	243,059
Water Utilities	2,203,223	—	—	2,203,223
Wireless Telecommunication Services	2,242,186	—	—	2,242,186
Rights	—	—	10,159	10,159
Money Market Fund	3,314,954	—	—	3,314,954

Total Investments	$1,434,159,575	$118,620	$10,159	$1,434,288,354

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.69%
Aerospace & Defense–2.33%
AAR	2,561	$122,646
†Aerojet Rocketdyne Holdings	5,032	171,038
†Aerovironment	1,567	175,770
Arconic	12,738	280,363
†Astronics	1,040	45,240
†Astronics Class B	755	32,510
†Axon Enterprise	1,980	135,491
Boeing	4,884	1,816,360
BWX Technologies	4,120	257,665
Cubic	1,722	125,792
Curtiss-Wright	2,571	353,307
†Ducommun	1,095	44,720
†Engility Holdings	2,146	77,235
†Esterline Technologies	2,355	214,187
General Dynamics	3,945	807,620
Harris	5,612	949,607
HEICO	1,327	122,893
HEICO Class A	2,990	225,745
Hexcel	6,480	434,484
Huntington Ingalls Industries	1,795	459,664
†KeyW Holding	3,289	28,483
†KLX	2,625	164,797
†Kratos Defense & Security Solutions	5,844	86,374
L3 Technologies	2,084	443,100
Lockheed Martin	1,937	670,125
†Mercury Systems	2,137	118,219
Moog Class A	2,078	178,646
National Presto Industries	380	49,267
Northrop Grumman	2,075	658,543
Raytheon	3,903	806,594
Rockwell Collins	4,341	609,780
†Sparton	651	9,394
Spirit AeroSystems Holdings Class A	4,503	412,790
†Teledyne Technologies	1,125	277,515
Textron	7,851	561,111
†TransDigm Group	598	222,635
Triumph Group	3,348	78,008
United Technologies	16,599	2,320,706
†Vectrus	700	21,833
†Wesco Aircraft Holdings	7,822	87,998

		14,658,255

Air Freight & Logistics–0.73%
†Air Transport Services Group	6,027	129,400
†Atlas Air Worldwide Holdings	1,823	116,216
CH Robinson Worldwide	4,497	440,346
†Echo Global Logistics	2,248	69,576
Expeditors International of Washington	4,957	364,488
FedEx	5,775	1,390,562
Forward Air	2,280	163,476
†Hub Group Class A	2,257	102,919

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Air Freight & Logistics (continued)
†Radiant Logistics	4,220	$24,940
United Parcel Service Class B	8,538	996,812
†XPO Logistics	6,749	770,533

		4,569,268

Airlines–0.90%
Alaska Air Group	8,204	564,927
Allegiant Travel	1,389	176,125
American Airlines Group	3,587	148,251
Copa Holdings Class A	1,782	142,275
Delta Air Lines	23,561	1,362,533
Hawaiian Holdings	4,649	186,425
†JetBlue Airways	21,685	419,822
SkyWest	4,055	238,839
Southwest Airlines	13,694	855,190
†Spirit Airlines	5,476	257,208
†United Continental Holdings	14,459	1,287,719

		5,639,314

Auto Components–0.74%
Adient	3,433	134,951
†American Axle & Manufacturing Holdings	7,789	135,840
Aptiv	5,443	456,668
Autoliv	2,860	247,905
BorgWarner	8,366	357,897
Cooper Tire & Rubber	3,493	98,852
†Cooper-Standard Holdings	1,627	195,207
Dana	11,458	213,921
Delphi Technologies	3,945	123,715
†Dorman Products	2,416	185,839
†Fox Factory Holding	2,570	180,029
Gentex	17,716	380,185
†Gentherm	2,907	132,123
Goodyear Tire & Rubber	12,999	304,047
†Horizon Global	1,513	10,788
LCI Industries	2,232	184,810
Lear	3,268	473,860
†Modine Manufacturing	3,332	49,647
†Motorcar Parts of America	986	23,122
Standard Motor Products	2,098	103,264
†Stoneridge	2,301	68,386
Superior Industries International	1,457	24,842
Tenneco Class A	4,124	173,785
Tower International	1,402	42,411
†Veoneer	2,860	157,500
†Visteon	1,837	170,657

		4,630,251

Automobiles–0.49%
Ford Motor	99,921	924,269
General Motors	39,158	1,318,450
Harley-Davidson	8,772	397,372

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
†Tesla	215	$56,926
Thor Industries	3,525	295,043
Winnebago Industries	2,067	68,521

		3,060,581

Banks–7.64%
1st Source	1,769	93,085
Access National	1,468	39,797
ACNB	300	11,160
†Allegiance Bancshares	997	41,575
American National Bankshares	300	11,700
Ameris Bancorp	2,377	108,629
Ames National	508	13,843
Arrow Financial	1,137	42,069
Associated Banc-Corp	8,674	225,524
†Atlantic Capital Bancshares	1,467	24,572
†Axos Financial	4,864	167,273
Banc of California	2,993	56,568
BancFirst	2,154	129,132
†Bancorp	3,933	37,717
BancorpSouth Bank	6,966	227,788
Bank of America	128,844	3,795,744
Bank of Hawaii	2,642	208,480
Bank of Marin Bancorp	551	46,229
Bank of NT Butterfield & Son	4,140	214,700
Bank OZK	7,369	279,727
BankUnited	6,051	214,205
Bankwell Financial Group	404	12,669
Banner	2,275	141,437
Bar Harbor Bankshares	748	21,483
BB&T	10,097	490,108
Berkshire Hills Bancorp	3,284	133,659
Blue Hills Bancorp	1,531	36,897
BOK Financial	2,463	239,601
Boston Private Financial Holdings	5,510	75,211
Bridge Bancorp	1,729	57,403
Brookline Bancorp	5,712	95,390
Bryn Mawr Bank	1,479	69,365
C&F Financial	247	14,511
Cadence BanCorp	6,218	162,414
Cambridge Bancorp	195	17,548
Camden National	1,270	55,169
Capital City Bank Group	1,029	24,017
Carolina Financial	1,376	51,903
Cathay General Bancorp	4,909	203,429
CenterState Bank	6,933	194,471
Central Pacific Financial	1,797	47,495
Central Valley Community Bancorp	650	14,047
Century Bancorp Class A	314	22,687
Chemical Financial	4,744	253,330
CIT Group	5,667	292,474
Citigroup	32,344	2,320,359

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens & Northern	430	$11,245
Citizens Financial Group	14,049	541,870
City Holding	834	64,051
Civista Bancshares	587	14,141
CNB Financial	953	27,504
CoBiz Financial	2,929	64,848
Codorus Valley Bancorp	354	11,059
Columbia Banking System	5,750	222,927
Comerica	4,121	371,714
Commerce Bancshares	4,748	313,463
Community Bank System	2,305	140,766
Community Trust Bancorp	1,117	51,773
ConnectOne Bancorp	2,112	50,160
Cullen/Frost Bankers	2,267	236,765
†Customers Bancorp	2,725	64,119
CVB Financial	7,078	157,981
†Eagle Bancorp	2,380	120,428
East West Bancorp	5,463	329,801
Enterprise Bancorp	505	17,367
Enterprise Financial Services	1,930	102,387
†Equity Bancshares Class A	1,094	42,950
Farmers National Banc	1,405	21,497
FB Financial	1,482	58,065
†FCB Financial Holdings Class A	2,623	124,330
Fidelity Southern	2,070	51,295
Fifth Third Bancorp	19,781	552,286
Financial Institutions	1,236	38,810
First Bancorp (Maine)	400	11,588
†First BanCorp (Puerto Rico)	15,480	140,868
First Bancorp (Southern Pines NC)	2,315	93,781
First Bancshares	606	23,664
First Bank	702	9,231
First Busey	3,895	120,940
First Business Financial Services	400	9,272
First Citizens BancShares Class A	620	280,414
First Commonwealth Financial	7,586	122,438
First Community Bancshares	1,227	41,571
First Connecticut Bancorp	902	26,654
First Financial	910	45,682
First Financial Bancorp	7,502	222,809
First Financial Bankshares	3,198	189,002
†First Foundation	2,148	33,552
First Hawaiian	8,397	228,063
First Horizon National	16,868	291,142
First Internet Bancorp	281	8,556
First Interstate BancSystem Class A	2,323	104,070
First Merchants	3,665	164,888
First Mid-Illinois Bancshares	782	31,538
First Midwest Bancorp	7,574	201,393
First of Long Island	1,230	26,753
First Republic Bank	3,647	350,112
Flushing Financial	2,575	62,830

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
FNB	19,938	$253,611
†Franklin Financial Network	824	32,218
Fulton Financial	12,286	204,562
German American Bancorp	1,728	60,964
Glacier Bancorp	4,066	175,204
Great Southern Bancorp	1,074	59,446
Great Western Bancorp	4,605	194,285
Green Bancorp	2,278	50,344
Guaranty Bancorp	1,516	45,025
Guaranty Bancshares	510	15,417
Hancock Whitney	5,540	263,427
Hanmi Financial	2,236	55,676
†HarborOne Bancorp	1,921	36,730
Heartland Financial USA	2,079	120,686
Heritage Commerce	2,576	38,434
Heritage Financial	2,436	85,625
Hilltop Holdings	4,920	99,236
Home BancShares	10,376	227,234
†HomeTrust Bancshares	2,018	58,825
Hope Bancorp	9,806	158,563
Horizon Bancorp	2,386	47,123
†Howard Bancorp	745	13,187
Huntington Bancshares	40,165	599,262
IBERIABANK	2,805	228,187
Independent Bank Group	2,202	145,993
Independent Bank (Massachusetts)	1,352	111,675
Independent Bank (Michigan)	1,507	35,641
International Bancshares	5,132	230,940
Investar Holding	619	16,620
Investors Bancorp	16,614	203,854
JPMorgan Chase & Co.	67,189	7,581,607
KeyCorp	23,760	472,586
Lakeland Bancorp	3,567	64,384
Lakeland Financial	2,086	96,957
LegacyTexas Financial Group	3,194	136,064
Live Oak Bancshares	2,266	60,729
M&T Bank	4,262	701,269
Macatawa Bank	1,713	20,059
MB Financial	4,103	189,189
Mercantile Bank	1,121	37,408
Midland States Bancorp	993	31,875
MidWestOne Financial Group	1,275	42,470
MutualFirst Financial	614	22,626
National Bank Holdings Class A	2,363	88,967
National Bankshares	222	10,090
†National Commerce	938	38,739
NBT Bancorp	3,498	134,253
†Nicolet Bankshares	569	31,016
Northrim BanCorp	322	13,379
OFG Bancorp	3,457	55,831
Old Line Bancshares	771	24,394
Old National Bancorp	11,890	229,477

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Old Second Bancorp	1,033	$15,960
Opus Bank	2,703	74,062
Orrstown Financial Services	503	11,971
†Pacific Premier Bancorp	3,397	126,368
PacWest Bancorp	5,116	243,777
Park National	1,191	125,722
Peapack Gladstone Financial	1,378	42,566
Peoples Bancorp	1,521	53,281
Peoples Financial Services	412	17,469
People’s United Financial	16,026	274,365
People’s Utah Bancorp	663	22,509
Pinnacle Financial Partners	3,905	234,886
PNC Financial Services Group	6,283	855,682
Popular	5,265	269,831
Preferred Bank	736	43,056
Prosperity Bancshares	3,450	239,257
QCR Holdings	1,046	42,729
Regions Financial	31,616	580,154
Renasant	3,623	149,304
Republic Bancorp Class A	1,469	67,721
†Republic First Bancorp	1,391	9,946
S&T Bancorp	2,732	118,460
Sandy Spring Bancorp	2,495	98,078
†Seacoast Banking Corp. of Florida	3,281	95,805
ServisFirst Bancshares	3,321	130,017
Sierra Bancorp	878	25,374
Signature Bank	1,546	177,543
Simmons First National Class A	7,200	212,040
†SmartFinancial	542	12,764
South State	1,928	158,096
†Southern First Bancshares	419	16,467
Southern National Bancorp of Virginia	801	12,976
Southside Bancshares	3,308	115,118
State Bank Financial	2,051	61,899
Sterling Bancorp	12,947	284,834
Stock Yards Bancorp	1,419	51,510
Summit Financial Group	450	10,445
SunTrust Banks	6,791	453,571
†SVB Financial Group	1,455	452,258
Synovus Financial	6,754	309,266
TCF Financial	10,469	249,267
†Texas Capital Bancshares	2,530	209,105
Tompkins Financial	912	74,045
Towne Bank	5,292	163,258
TriCo Bancshares	1,330	51,365
†TriState Capital Holdings	2,175	60,030
†Triumph Bancorp	1,694	64,711
Trustmark	5,255	176,831
UMB Financial	2,925	207,383
Umpqua Holdings	9,892	205,754
Union Bankshares	5,152	198,507
United Bankshares	6,000	218,100

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
United Community Banks	6,165	$171,942
Univest Corp. of Pennsylvania	1,745	46,155
US Bancorp	26,453	1,396,983
Valley National Bancorp	18,117	203,816
†Veritex Holdings	1,409	39,818
Washington Trust Bancorp	1,005	55,577
Webster Financial	4,326	255,061
Wells Fargo & Co.	91,258	4,796,520
WesBanco	3,930	175,199
West Bancorporation	758	17,813
Westamerica Bancorporation	1,663	100,046
†Western Alliance Bancorp	5,374	305,727
Wintrust Financial	2,899	246,241
Zions Bancorp	7,204	361,281

		47,980,042

Beverages–1.06%
†Boston Beer Class A	853	245,237
Brown-Forman Class A	1,328	67,462
Brown-Forman Class B	7,987	403,743
Coca-Cola	53,832	2,486,500
Coca-Cola Bottling Consolidated	632	115,201
Constellation Brands Class A	2,085	449,568
†Craft Brew Alliance	613	10,023
Keurig Dr Pepper	2,705	62,675
MGP Ingredients	1,309	103,385
Molson Coors Brewing Class B	8,599	528,839
†Monster Beverage	2,725	158,813
†National Beverage	1,419	165,484
PepsiCo	16,228	1,814,290
†Primo Water	1,589	28,681

		6,639,901

Biotechnology–1.83%
AbbVie	13,335	1,261,224
†Achillion Pharmaceuticals	7,964	29,308
†Acorda Therapeutics	2,925	57,476
†Aduro Biotech	1,136	8,350
†Adverum Biotechnologies	2,039	12,336
†Agios Pharmaceuticals	1,115	85,989
†Alder Biopharmaceuticals	1,713	28,521
†Alexion Pharmaceuticals	3,844	534,354
†Alkermes	1,163	49,358
†Alnylam Pharmaceuticals	780	68,266
†AMAG Pharmaceuticals	1,449	28,980
Amgen	10,353	2,146,073
†Aptevo Therapeutics	1,004	5,100
†Ardelyx	800	3,480
†Arena Pharmaceuticals	1,679	77,268
†Assertio Therapeutics	2,277	13,389
†Atara Biotherapeutics	487	20,137
†Audentes Therapeutics	294	11,639

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Biogen	2,586	$913,660
†BioMarin Pharmaceutical	1,577	152,922
†BioSpecifics Technologies	665	38,896
†BioTime	4,300	10,105
†Bluebird Bio	566	82,636
†Celgene	8,176	731,670
†Celldex Therapeutics	6,125	2,762
†ChemoCentryx	2,856	36,100
†Chimerix	1,691	6,578
†Concert Pharmaceuticals	1,683	24,976
†Eagle Pharmaceuticals	867	60,109
†Emergent BioSolutions	3,148	207,233
†Enanta Pharmaceuticals	1,315	112,380
†Exact Sciences	1,055	83,261
†Exelixis	8,993	159,356
†FibroGen	1,093	66,400
†Five Prime Therapeutics	1,944	27,060
Gilead Sciences	26,817	2,070,541
†Halozyme Therapeutics	7,274	132,169
†Immunomedics	1,136	23,663
†Incyte	1,252	86,488
†Ionis Pharmaceuticals	831	42,863
†Jounce Therapeutics	728	4,732
†Karyopharm Therapeutics	1,386	23,604
†Ligand Pharmaceuticals Class B	632	173,478
†Loxo Oncology	233	39,803
†MacroGenics	1,531	32,825
†Miragen Therapeutics	700	3,906
†Momenta Pharmaceuticals	2,372	62,384
†Myriad Genetics	4,345	199,870
†Neurocrine Biosciences	1,020	125,409
†NewLink Genetics	196	468
†OPKO Health	8,606	29,777
†PDL BioPharma	8,018	21,087
†Regeneron Pharmaceuticals	318	128,485
†REGENXBIO	737	55,643
†Repligen	2,212	122,678
†Retrophin	2,257	64,844
†Sage Therapeutics	470	66,387
†Sarepta Therapeutics	759	122,586
†Seattle Genetics	1,248	96,246
†Spectrum Pharmaceuticals	2,558	42,974
†Ultragenyx Pharmaceutical	289	22,062
†United Therapeutics	3,176	406,147
†Vanda Pharmaceuticals	677	15,537
†Vertex Pharmaceuticals	474	91,359
†Xencor	1,202	46,842

		11,512,209

Building Products–0.80%
AAON	4,679	176,866
Advanced Drainage Systems	3,987	123,198

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Allegion	3,166	$286,745
†American Woodmark	1,539	120,735
AO Smith	4,873	260,072
Apogee Enterprises	1,890	78,095
†Armstrong Flooring	1,730	31,313
†Armstrong World Industries	3,336	232,186
†Builders FirstSource	9,068	133,118
†Continental Building Products	2,885	108,332
†CSW Industrials	803	43,121
Fortune Brands Home & Security	7,149	374,322
†Gibraltar Industries	1,829	83,402
Griffon	3,933	63,518
Insteel Industries	1,555	55,793
†JELD-WEN Holding	4,571	112,721
Johnson Controls International	15,619	546,665
Lennox International	1,203	262,735
Masco	5,137	188,014
†Masonite International	2,162	138,584
†NCI Building Systems	5,674	85,961
Owens Corning	5,085	275,963
†Patrick Industries	2,395	141,784
†PGT Innovations	5,854	126,446
Quanex Building Products	2,244	40,841
Simpson Manufacturing	2,689	194,845
†Trex	3,250	250,185
Universal Forest Products	3,510	124,008
†USG	8,222	356,095

		5,015,663

Capital Markets–2.89%
Affiliated Managers Group	1,396	190,861
Ameriprise Financial	5,551	819,661
Ares Management	3,703	85,910
Artisan Partners Asset Management Class A	3,849	124,708
Bank of New York Mellon	14,293	728,800
BGC Partners Class A	17,801	210,408
BlackRock	1,974	930,405
†Blucora	3,219	129,565
BrightSphere Investment Group	6,971	86,440
Cboe Global Markets	2,552	244,890
Charles Schwab	13,701	673,404
CME Group	3,048	518,800
Cohen & Steers	3,857	156,633
†Cowen Class A	1,499	24,434
Diamond Hill Investment Group	308	50,940
†Donnelley Financial Solutions	3,917	70,193
†E*TRADE Financial	8,906	466,585
Eaton Vance	6,929	364,188
Evercore Class A	2,558	257,207
FactSet Research Systems	1,600	357,936
Federated Investors Class B	9,305	224,437

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Franklin Resources	12,558	$381,889
GAIN Capital Holdings	2,244	14,586
GAMCO Investors Class A	694	16,253
Goldman Sachs Group	6,317	1,416,524
Greenhill & Co.	1,658	43,688
Hamilton Lane Class A	1,683	74,523
Houlihan Lokey	1,686	75,752
Interactive Brokers Group Class A	6,630	366,705
Intercontinental Exchange	5,156	386,133
†INTL. FCStone	1,244	60,110
Invesco	13,298	304,258
Investment Technology Group	2,544	55,103
Janus Henderson Group	8,813	237,598
Ladenburg Thalmann Financial Services	8,856	23,911
Lazard Class A	8,039	386,917
Legg Mason	4,297	134,195
LPL Financial Holdings	7,981	514,854
MarketAxess Holdings	1,200	214,188
Moelis & Co. Class A	2,679	146,809
Moody’s	1,755	293,436
Morgan Stanley	24,746	1,152,421
Morningstar	2,434	306,441
MSCI	2,390	424,010
Nasdaq	4,429	380,008
Northern Trust	4,562	465,917
Oppenheimer Holdings Class A	765	24,174
Piper Jaffray	1,184	90,398
PJT Partners Class A	816	42,718
Raymond James Financial	3,821	351,723
S&P Global	3,045	594,963
†Safeguard Scientifics	1,565	14,633
SEI Investments	2,828	172,791
State Street	5,191	434,902
Stifel Financial	3,341	171,260
T. Rowe Price Group	10,097	1,102,390
TD Ameritrade Holding	3,040	160,603
Virtu Financial Class A	4,362	89,203
Virtus Investment Partners	468	53,235
Waddell & Reed Financial Class A	7,035	149,001
Westwood Holdings Group	439	22,714
WisdomTree Investments	9,110	77,253

		18,144,595

Chemicals–2.41%
†AdvanSix	2,562	86,980
†AgroFresh Solutions	1,708	10,641
Air Products & Chemicals	3,121	521,363
Albemarle	2,153	214,826
American Vanguard	2,114	38,052
Ashland Global Holdings	3,222	270,197
†Axalta Coating Systems	13,566	395,585

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Balchem	1,569	$175,869
Cabot	4,349	272,769
Celanese Class A	6,289	716,946
CF Industries Holdings	8,601	468,238
Chase	640	76,896
Chemours	5,948	234,589
DowDuPont	31,887	2,050,653
Eastman Chemical	5,577	533,830
Ecolab	2,685	420,954
†Ferro	7,033	163,306
†Flotek Industries	3,167	7,601
FMC	3,017	263,022
FutureFuel	3,276	60,737
†GCP Applied Technologies	4,897	130,015
Hawkins	885	36,683
HB Fuller	2,849	147,208
Huntsman	19,266	524,613
†Ingevity	2,347	239,112
Innophos Holdings	1,429	63,448
Innospec	1,358	104,227
International Flavors & Fragrances	1,546	215,080
†Intrepid Potash	9,823	35,265
KMG Chemicals	1,146	86,592
†Koppers Holdings	1,060	33,019
†Kraton	2,937	138,480
Kronos Worldwide	4,968	80,730
†LSB Industries	2,413	23,599
LyondellBasell Industries Class A	7,311	749,451
Minerals Technologies	2,521	170,420
Mosaic	11,091	360,236
NewMarket	666	270,070
Olin	9,852	252,999
†OMNOVA Solutions	3,545	34,918
†Platform Specialty Products	18,605	232,004
PolyOne	6,532	285,579
PPG Industries	7,899	862,018
†PQ Group Holdings	660	11,530
Praxair	1,892	304,101
Quaker Chemical	833	168,441
Rayonier Advanced Materials	3,769	69,463
RPM International	7,395	480,231
Scotts Miracle-Gro Class A	3,037	239,103
Sensient Technologies	3,215	245,980
Sherwin-Williams	1,035	471,142
Stepan	1,797	156,357
†Trecora Resources	817	11,438
Tredegar	1,894	41,005
Trinseo	3,760	294,408
Tronox Class A	5,862	70,051
Valvoline	6,722	144,590
Westlake Chemical	2,177	180,930

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
WR Grace & Co.	2,790	$199,373

		15,146,963

Commercial Services & Supplies–1.09%
ABM Industries	4,880	157,380
ACCO Brands	7,956	89,903
†Advanced Disposal Services	5,176	140,166
†ARC Document Solutions	3,148	8,940
Brady Class A	2,770	121,187
Brink’s	3,738	260,725
†Casella Waste Systems Class A	2,159	67,059
CECO Environmental	1,187	9,354
†Cimpress	1,333	182,101
Cintas	2,157	426,676
†Civeo	7,562	31,382
†Clean Harbors	4,340	310,657
†Copart	5,801	298,926
Covanta Holding	11,966	194,447
Deluxe	3,759	214,037
Ennis	1,143	23,374
Essendant	1,656	21,230
Healthcare Services Group	2,785	113,127
†Heritage-Crystal Clean	1,036	22,119
Herman Miller	5,536	212,582
HNI	3,300	145,992
†Hudson Technologies	1,167	1,494
Interface Class A	5,000	116,750
KAR Auction Services	9,508	567,533
Kimball International Class B	3,544	59,362
Knoll	4,076	95,582
LSC Communications	2,753	30,448
Matthews International Class A	2,054	103,008
McGrath RentCorp	1,645	89,603
Mobile Mini	2,671	117,123
MSA Safety	964	102,608
Multi-Color	1,441	89,702
†NL Industries	2,090	12,540
†PICO Holdings	1,481	18,587
Pitney Bowes	7,507	53,150
Quad/Graphics	3,100	64,604
Republic Services	6,656	483,625
Rollins	2,927	177,640
RR Donnelley & Sons	1,900	10,260
†SP Plus	1,793	65,445
Steelcase Class A	6,829	126,337
†Stericycle	3,425	200,979
†Team	1,744	39,240
Tetra Tech	3,479	237,616
U.S. Ecology	1,466	108,118
UniFirst	728	126,417
Viad	1,421	84,194
VSE	530	17,559

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management	6,964	$629,267

		6,880,155

Communications Equipment–1.36%
ADTRAN	4,319	76,230
†Applied Optoelectronics	1,210	29,839
†Arista Networks	478	127,081
†ARRIS International	10,551	274,220
†Black Box	1,723	1,775
†CalAmp	1,120	26,835
†Calix	2,250	18,225
†Ciena	8,129	253,950
Cisco Systems	91,527	4,452,789
†CommScope Holding	9,089	279,578
Comtech Telecommunications	2,049	74,317
†Digi International	1,498	20,148
†EchoStar Class A	2,336	108,320
†F5 Networks	2,108	420,377
†Finisar	8,028	152,933
†Harmonic	3,856	21,208
†Infinera	11,152	81,410
InterDigital	3,224	257,920
Juniper Networks	9,673	289,900
†Lumentum Holdings	2,283	136,866
Motorola Solutions	2,100	273,294
†NETGEAR	1,744	109,610
†NetScout Systems	6,765	170,816
†Oclaro	7,443	66,540
†Palo Alto Networks	444	100,015
Plantronics	2,355	142,007
†Quantenna Communications	708	13,063
†Ribbon Communications	7,387	50,453
Ubiquiti Networks	2,672	264,154
†ViaSat	2,404	153,736
†Viavi Solutions	10,641	120,669

		8,568,278

Construction & Engineering–0.50%
†AECOM	7,935	259,157
†Aegion	1,719	43,628
†Ameresco Class A	3,022	41,250
Argan	1,180	50,740
Comfort Systems USA	2,598	146,527
†Dycom Industries	2,773	234,596
EMCOR Group	3,811	286,244
Fluor	5,786	336,167
†Goldfield	1,529	6,498
Granite Construction	3,849	175,899
†Great Lakes Dredge & Dock	5,107	31,663
†IES Holdings	1,179	22,991
Jacobs Engineering Group	4,412	337,518
KBR	9,795	206,968

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†MasTec	5,994	$267,632
†MYR Group	1,177	38,417
†Northwest Pipe	539	10,645
†NV5 Global	440	38,148
Primoris Services	3,599	89,327
†Quanta Services	7,670	256,025
†Sterling Construction	1,201	17,198
†Tutor Perini	3,883	73,000
Valmont Industries	1,274	176,449

		3,146,687

Construction Materials–0.17%
Eagle Materials	2,323	198,013
Martin Marietta Materials	1,669	303,675
†Summit Materials Class A	6,506	118,279
†U.S. Concrete	1,122	51,444
United States Lime & Minerals	277	21,869
Vulcan Materials	3,325	369,740

		1,063,020

Consumer Finance–1.23%
Ally Financial	19,868	525,509
American Express	17,204	1,832,054
Capital One Financial	8,971	851,617
†Credit Acceptance	1,348	590,518
Discover Financial Services	13,405	1,024,812
†Encore Capital Group	1,555	55,747
†Enova International	2,659	76,579
†EZCORP Class A	4,961	53,083
FirstCash	2,903	238,046
†Green Dot Class A	2,915	258,910
†LendingClub	29,452	114,274
Navient	19,693	265,462
Nelnet Class A	2,278	130,233
†OneMain Holdings	8,941	300,507
†PRA Group	3,540	127,440
†Regional Management	567	16,347
Santander Consumer USA Holdings	15,767	315,971
†SLM	27,460	306,179
Synchrony Financial	18,837	585,454
†World Acceptance	629	71,932

		7,740,674

Containers & Packaging–0.82%
AptarGroup	4,565	491,833
Avery Dennison	3,622	392,444
Ball	11,201	492,732
Bemis	6,504	316,094
†Berry Global Group	4,090	197,915
†Crown Holdings	3,476	166,848
Graphic Packaging Holding	26,971	377,864
Greif Class A	2,348	125,994
Greif Class B	709	40,874

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
International Paper	10,826	$532,098
Myers Industries	4,079	94,837
†Owens-Illinois	14,147	265,822
Packaging Corp. of America	4,598	504,355
Sealed Air	3,929	157,749
Silgan Holdings	8,348	232,074
Sonoco Products	7,114	394,827
WestRock	7,171	383,218

		5,167,578

Distributors–0.19%
Core-Mark Holding	2,242	76,138
Genuine Parts	5,733	569,860
†LKQ	7,749	245,411
Pool	1,906	318,073
Weyco Group	507	17,836

		1,227,318

Diversified Consumer Services–0.50%
†Adtalem Global Education	3,961	190,920
†American Public Education	1,300	42,965
†Ascent Capital Group Class A	345	611
†Bridgepoint Education	2,198	22,332
†Bright Horizons Family Solutions	2,131	251,117
†Cambium Learning Group	4,642	54,961
†Career Education	6,090	90,924
Carriage Services	1,652	35,601
†Chegg	413	11,742
Collectors Universe	466	6,897
Graham Holdings Class B	279	161,625
†Grand Canyon Education	3,284	370,435
H&R Block	9,056	233,192
†Houghton Mifflin Harcourt	7,069	49,483
†K12	2,788	49,348
†Laureate Education Class A	3,777	58,317
†Regis	4,078	83,314
Service Corp. International	10,677	471,923
†ServiceMaster Global Holdings	5,719	354,750
†Sotheby’s	3,715	182,741
Strategic Education	1,913	262,138
†Weight Watchers International	1,972	141,964

		3,127,300

Diversified Financial Services–1.03%
†Berkshire Hathaway Class B	26,549	5,684,406
†Cannae Holdings	5,062	106,049
Jefferies Financial Group	12,894	283,152
Marlin Business Services	729	21,032
†On Deck Capital	3,001	22,718
Voya Financial	6,997	347,541

		6,464,898

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–2.14%
AT&T	189,222	$6,354,075
ATN International	1,074	79,347
CenturyLink	38,399	814,059
†Cincinnati Bell	2,697	43,017
Cogent Communications Holdings	2,631	146,810
Consolidated Communications Holdings	5,782	75,397
Frontier Communications	1,684	10,929
IDT Class B	1,774	9,473
†Intelsat	1,819	54,570
†Iridium Communications	6,887	154,957
†ORBCOMM	4,983	54,115
†pdvWireless	356	12,068
Verizon Communications	92,092	4,916,792
†Vonage Holdings	14,080	199,373
†Windstream Holdings	—	2
†Zayo Group Holdings	14,569	505,836

		13,430,820

Electric Utilities–0.78%
ALLETE	2,509	188,200
Alliant Energy	2,790	118,770
American Electric Power	2,844	201,583
Avangrid	1,317	63,124
Duke Energy	4,167	333,443
Edison International	2,252	152,415
El Paso Electric	1,899	108,623
Entergy	2,218	179,946
Evergy	4,343	238,518
Eversource Energy	3,407	209,326
Exelon	5,988	261,436
FirstEnergy	5,175	192,355
Hawaiian Electric Industries	6,012	213,967
IDACORP	1,690	167,699
MGE Energy	1,792	114,419
NextEra Energy	2,768	463,917
OGE Energy	5,679	206,261
Otter Tail	2,201	105,428
†PG&E	4,692	215,879
Pinnacle West Capital	2,876	227,722
PNM Resources	4,149	163,678
Portland General Electric	3,574	163,010
PPL	6,800	198,968
Southern	5,454	237,794
Xcel Energy	3,698	174,583

		4,901,064

Electrical Equipment–0.75%
Acuity Brands	1,429	224,639
Allied Motion Technologies	758	41,258
AMETEK	7,277	575,756
†Atkore International Group	3,256	86,382

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
AZZ	1,479	$74,689
†Babcock & Wilcox Enterprises	9,256	9,534
Eaton	7,083	614,309
Emerson Electric	9,917	759,444
Encore Wire	1,573	78,807
EnerSys	2,817	245,445
†Generac Holdings	4,872	274,830
Hubbell	2,590	345,946
LSI Industries	457	2,102
nVent Electric	5,518	149,869
Powell Industries	509	18,456
Preformed Line Products	449	31,556
Regal Beloit	2,707	223,192
Rockwell Automation	2,230	418,170
†Sensata Technologies Holding	7,836	388,274
†Sunrun	1,518	18,884
†Thermon Group Holdings	1,338	34,494
†TPI Composites	1,419	40,512
†Vicor	1,194	54,924

		4,711,472

Electronic Equipment, Instruments & Components–1.56%
Amphenol Class A	4,675	439,543
†Anixter International	2,454	172,516
†Arrow Electronics	4,641	342,135
Avnet	6,028	269,874
AVX	11,213	202,395
Badger Meter	2,342	124,009
Bel Fuse Class B	886	23,479
Belden	2,968	211,945
Benchmark Electronics	3,326	77,828
CDW	4,006	356,214
Cognex	4,566	254,874
†Coherent	1,139	196,124
†Control4	614	21,079
Corning	16,151	570,130
CTS	2,254	77,312
Daktronics	2,615	20,502
Dolby Laboratories Class A	2,941	205,782
†Electro Scientific Industries	2,280	39,786
†ePlus	1,064	98,633
†Fabrinet	2,893	133,830
†FARO Technologies	1,500	96,525
†Fitbit Class A	14,166	75,788
†Flex	20,706	271,663
FLIR Systems	4,986	306,489
†II-VI	3,887	183,855
†Insight Enterprises	3,069	166,002
†IPG Photonics	1,684	262,822
†Itron	1,543	99,061
Jabil	14,145	383,047
†KEMET	3,824	70,935

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Keysight Technologies	6,402	$424,325
†Kimball Electronics	2,876	56,513
†Knowles	6,742	112,052
Littelfuse	1,254	248,154
Mesa Laboratories	195	36,196
Methode Electronics	2,434	88,111
MTS Systems	843	46,154
National Instruments	5,162	249,479
†Novanta	2,049	140,152
†OSI Systems	1,634	124,691
Park Electrochemical	1,422	27,715
PC Connection	2,418	94,036
†PCM	468	9,149
†Plexus	1,925	112,632
†Rogers	1,055	155,423
†Sanmina	5,157	142,333
†ScanSource	1,816	72,458
SYNNEX	2,635	223,185
TE Connectivity	7,093	623,687
†Tech Data	1,898	135,840
†Trimble	3,022	131,336
†TTM Technologies	7,111	113,136
Vishay Intertechnology	8,859	180,281
†Vishay Precision Group	600	22,440
†Zebra Technologies Class A	2,662	470,721

		9,794,376

Energy Equipment & Services–1.05%
†Apergy	2,361	102,845
Archrock	7,887	96,221
Baker Hughes	4,357	147,397
†Basic Energy Services	2,784	27,812
†Bristow Group	2,547	30,895
†Cactus Class A	948	36,289
†CARBO Ceramics	560	4,060
Core Laboratories	2,200	254,826
†Diamond Offshore Drilling	5,355	107,100
†Dril-Quip	2,977	155,548
Ensco Class A	28,070	236,911
†Era Group	1,340	16,549
†Exterran	3,133	83,118
†Forum Energy Technologies	7,605	78,712
†Frank’s International	12,073	104,794
†Geospace Technologies	1,182	16,193
Halliburton	10,312	417,945
†Helix Energy Solutions Group	11,747	116,060
Helmerich & Payne	4,940	339,724
†Hornbeck Offshore Services	1,588	9,337
†ION Geophysical	673	10,465
†Keane Group	6,651	82,273
†Key Energy Services	754	8,626
†KLX Energy Services Holdings	1,050	33,611

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Mammoth Energy Services	1,121	$32,621
†Matrix Service	2,351	57,952
†McDermott International	12,868	237,157
Nabors Industries	28,804	177,433
National Oilwell Varco	10,864	468,021
†Natural Gas Services Group	679	14,327
†NCS Multistage Holdings	724	11,953
†Newpark Resources	6,448	66,737
†Noble	19,130	134,484
†Oceaneering International	7,639	210,836
†Oil States International	4,382	145,482
†Parker Drilling	150	447
Patterson-UTI Energy	13,096	224,073
†PHI	903	8,434
†Pioneer Energy Services	5,840	17,228
†ProPetro Holding	5,716	94,257
†Rowan Class A	10,025	188,771
RPC	7,313	113,205
Schlumberger	11,426	696,072
†SEACOR Holdings	1,453	71,793
†SEACOR Marine Holdings	1,043	23,603
†Select Energy Services Class A	4,171	49,385
†Superior Energy Services	11,331	110,364
TechnipFMC	13,408	419,000
†TETRA Technologies	6,409	28,905
†Transocean	21,123	294,666
U.S. Silica Holdings	5,728	107,858
†Unit	3,698	96,370

		6,618,745

Equity Real Estate Investment Trusts–0.03%
Alexander & Baldwin	4,546	103,149
CorePoint Lodging	3,916	76,166

		179,315

Food & Staples Retailing–1.55%
Andersons	2,422	91,188
Casey’s General Stores	2,858	368,996
†Chefs’ Warehouse	1,611	58,560
Costco Wholesale	6,002	1,409,750
Ingles Markets Class A	1,007	34,490
Kroger	34,771	1,012,184
†Natural Grocers by Vitamin Cottage	985	16,637
†Performance Food Group	8,173	272,161
PriceSmart	1,812	146,681
†Rite Aid	30,568	39,127
†Smart & Final Stores	2,200	12,540
SpartanNash	2,365	47,442
†Sprouts Farmers Market	9,046	247,951
†SUPERVALU	2,704	87,123
Sysco	6,060	443,895
†U.S. Foods Holding	10,600	326,692

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†United Natural Foods	3,773	$113,001
Village Super Market Class A	310	8,432
Walgreens Boots Alliance	15,869	1,156,850
Walmart	39,812	3,738,745
Weis Markets	2,150	93,310

		9,725,755

Food Products–1.50%
Alico	310	10,478
Archer-Daniels-Midland	14,595	733,691
B&G Foods Class A	4,796	131,650
Bunge	4,707	323,418
Calavo Growers	1,193	115,244
Cal-Maine Foods	2,580	124,614
Campbell Soup	9,219	337,692
Conagra Brands	14,946	507,716
†Darling Ingredients	10,010	193,393
Dean Foods	6,682	47,442
†Farmer Brothers	1,079	28,486
Flowers Foods	11,779	219,796
Fresh Del Monte Produce	3,101	105,093
General Mills	8,529	366,065
†Hain Celestial Group	4,249	115,233
Hershey	3,974	405,348
Hormel Foods	15,213	599,392
†Hostess Brands	7,341	81,265
Ingredion	2,517	264,184
J&J Snack Foods	1,165	175,787
JM Smucker	2,861	293,567
John B Sanfilippo & Son	672	47,967
Kellogg	6,959	487,269
Kraft Heinz	6,998	385,660
Lamb Weston Holdings	1,825	121,545
Lancaster Colony	1,375	205,164
†Landec	2,083	29,995
†Lifeway Foods	699	1,859
Limoneira	992	25,901
McCormick & Co.	3,775	497,356
Mondelez International Class A	12,496	536,828
†Pilgrim’s Pride	5,264	95,226
Pinnacle Foods	3,750	243,037
†Post Holdings	5,163	506,181
Sanderson Farms	1,711	176,866
Seaboard	55	204,052
†Seneca Foods Class A	364	12,267
†Simply Good Foods	1,990	38,705
Tootsie Roll Industries	1,462	42,763
†TreeHouse Foods	4,349	208,100
Tyson Foods Class A	6,506	387,302

		9,433,597

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.23%
Atmos Energy	1,323	$124,243
Chesapeake Utilities	908	76,181
National Fuel Gas	2,570	144,074
New Jersey Resources	4,338	199,982
Northwest Natural Gas	1,438	96,202
ONE Gas	2,252	185,295
South Jersey Industries	4,505	158,891
Southwest Gas Holdings	1,839	145,336
Spire	1,911	140,554
UGI	3,015	167,272

		1,438,030

Health Care Equipment & Supplies–2.19%
Abbott Laboratories	20,506	1,504,320
†ABIOMED	714	321,121
†Accuray	4,267	19,201
†Align Technology	787	307,890
†AngioDynamics	3,064	66,611
†Anika Therapeutics	1,049	44,247
Atrion	84	58,363
†Avanos Medical	2,817	192,965
Baxter International	4,549	350,682
Becton Dickinson & Co.	2,571	671,031
†Boston Scientific	11,268	433,818
Cantel Medical	1,645	151,439
CONMED	1,627	128,891
Cooper	1,351	374,430
†CryoLife	1,100	38,720
†Cutera	403	13,118
Danaher	5,127	557,100
DENTSPLY SIRONA	5,291	199,682
†DexCom	500	71,520
†Edwards Lifesciences	1,760	306,416
†Globus Medical Class A	4,104	232,943
†Haemonetics	2,807	321,626
†Heska	416	47,137
Hill-Rom Holdings	3,223	304,251
†Hologic	13,363	547,616
†ICU Medical	621	175,588
†IDEXX Laboratories	1,272	317,568
†Inogen	544	132,801
†Insulet	327	34,646
†Integer Holdings	2,023	167,808
†Integra LifeSciences Holdings	3,098	204,065
†Intuitive Surgical	372	213,528
Invacare	2,243	32,636
†Lantheus Holdings	3,024	45,209
LeMaitre Vascular	1,009	39,089
†LivaNova	1,899	235,419
†Masimo	1,886	234,882
Medtronic	13,278	1,306,157
Meridian Bioscience	2,980	44,402

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Merit Medical Systems	2,381	$146,312
†Natus Medical	1,650	58,823
†Neogen	1,290	92,274
†NuVasive	3,755	266,530
†Nuvectra	338	7,429
†OraSure Technologies	3,072	47,462
†Orthofix Medical	948	54,804
†Penumbra	250	37,425
†Quidel	1,784	116,263
ResMed	2,939	338,984
†RTI Surgical	2,100	9,450
†SeaSpine Holdings	660	10,270
STERIS	2,005	229,372
Stryker	2,695	478,848
†Surmodics	576	42,998
Teleflex	866	230,434
Utah Medical Products	304	28,637
†Varex Imaging	2,170	62,192
†Varian Medical Systems	1,862	208,414
West Pharmaceutical Services	2,490	307,440
†Wright Medical Group	2,436	70,693
Zimmer Biomet Holdings	3,393	446,078

		13,740,068

Health Care Providers & Services–3.48%
†Acadia Healthcare	6,534	229,997
Aceto	1,439	3,252
†Addus HomeCare	433	30,375
Aetna	4,873	988,488
†Amedisys	1,797	224,553
†American Renal Associates Holdings	1,885	40,810
AmerisourceBergen	5,651	521,135
†AMN Healthcare Services	4,312	235,866
Anthem	4,347	1,191,295
†BioScrip	3,413	10,580
†BioTelemetry	892	57,489
†Brookdale Senior Living	13,769	135,349
†Capital Senior Living	1,634	15,425
Cardinal Health	7,793	420,822
†Centene	4,068	588,965
Chemed	949	303,281
Cigna	4,819	1,003,557
†Civitas Solutions	2,257	33,291
†Community Health Systems	5,888	20,372
†CorVel	1,434	86,399
†Cross Country Healthcare	2,183	19,058
CVS Health	21,470	1,690,118
†DaVita	6,324	452,988
†Diplomat Pharmacy	4,699	91,208
Encompass Health	8,900	693,755
Ensign Group	3,616	137,119
†Envision Healthcare	4,435	202,813

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Express Scripts Holding	15,729	$1,494,412
†Five Star Senior Living	461	396
†Hanger	1,874	39,035
HCA Healthcare	1,747	243,043
†HealthEquity	1,480	139,727
†Henry Schein	5,615	477,443
Humana	3,192	1,080,556
†Laboratory Corp. of America Holdings	3,195	554,908
†LHC Group	2,237	230,389
†LifePoint Health	2,947	189,787
†Magellan Health	1,832	131,996
McKesson	4,934	654,495
†MEDNAX .	4,568	213,143
†Molina Healthcare	2,600	386,620
National HealthCare	926	69,793
National Research Class A	1,656	63,922
Owens & Minor	4,089	67,550
Patterson	6,302	154,084
†Premier Class A	3,473	158,994
†Providence Service	766	51,536
Quest Diagnostics	4,224	455,812
†Quorum Health	1,472	8,626
†R1 RCM	7,927	80,538
†RadNet	3,391	51,035
†Select Medical Holdings	11,079	203,854
†Surgery Partners	1,621	26,747
†Tenet Healthcare	7,697	219,057
†Tivity Health	3,037	97,640
†Triple-S Management Class B	1,017	19,211
U.S. Physical Therapy	663	78,632
UnitedHealth Group	14,298	3,803,840
Universal Health Services Class B	3,346	427,753
†WellCare Health Plans	1,802	577,523

		21,880,457

Health Care Technology–0.27%
†Allscripts Healthcare Solutions	12,081	172,154
†athenahealth	1,534	204,942
†Castlight Health Class B	2,198	5,935
†Cerner	8,172	526,359
Computer Programs & Systems	313	8,404
†Evolent Health Class A	5,279	149,924
HealthStream	1,513	46,918
†HMS Holdings	3,921	128,648
†Inovalon Holdings Class A	714	7,176
†Medidata Solutions	982	71,990
†NextGen Healthcare	4,035	81,023
†Omnicell	1,955	140,565
†Teladoc Health	922	79,615
†Veeva Systems Class A	886	96,459

		1,720,112

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.11%
Aramark	12,777	$549,667
BBX Capital	5,112	37,931
†Belmond Class A	7,965	145,361
†Biglari Holdings Class A	5	4,610
†Biglari Holdings Class B	51	9,249
BJ’s Restaurants	1,462	105,556
Bloomin’ Brands	6,385	126,359
†Bojangles’	3,222	50,585
Boyd Gaming	3,072	103,987
Brinker International	2,294	107,199
†Caesars Entertainment	5,480	56,170
Carnival	7,146	455,700
†Carrols Restaurant Group	3,714	54,224
Cheesecake Factory	3,510	187,925
†Chipotle Mexican Grill	686	311,801
Choice Hotels International	2,305	192,007
Churchill Downs	372	103,304
†Chuy’s Holdings	1,208	31,710
Cracker Barrel Old Country Store	1,444	212,456
Darden Restaurants	4,316	479,896
Dave & Buster’s Entertainment	3,378	223,691
†Del Frisco’s Restaurant Group	884	7,337
†Del Taco Restaurants	2,099	24,789
†Denny’s	3,309	48,708
Dine Brands Global	1,438	116,924
Domino’s Pizza	603	177,764
†Drive Shack	2,401	14,310
Dunkin’ Brands Group	4,019	296,281
†El Pollo Loco Holdings	2,025	25,414
†Eldorado Resorts	3,038	147,647
†Fiesta Restaurant Group	1,638	43,817
†Habit Restaurants Class A	628	10,017
†Hilton Grand Vacations	4,336	143,522
Hilton Worldwide Holdings	5,742	463,839
Hyatt Hotels Class A	1,212	96,463
International Game Technology	8,417	166,236
Jack in the Box	1,505	126,164
Las Vegas Sands	5,903	350,225
†Lindblad Expeditions Holdings	1,042	15,495
Marriott International Class A	3,770	497,753
Marriott Vacations Worldwide	3,030	338,603
McDonald’s	4,575	765,352
MGM Resorts International	17,547	489,737
Nathan’s Famous	298	24,555
†Norwegian Cruise Line Holdings	7,010	402,584
Papa John’s International	1,423	72,971
†Papa Murphy’s Holdings	207	1,074
†Penn National Gaming	4,305	141,721
†Pinnacle Entertainment	835	28,131
†Planet Fitness Class A	4,259	230,114
†Playa Hotels & Resorts	6,316	60,823
†Potbelly	1,460	17,958

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Red Lion Hotels	900	$11,250
†Red Robin Gourmet Burgers	958	38,464
Red Rock Resorts Class A	5,032	134,103
Royal Caribbean Cruises	3,344	434,519
Ruth’s Hospitality Group	3,701	116,767
†Scientific Games Class A	3,331	84,607
†SeaWorld Entertainment	5,852	183,928
†Shake Shack Class A	1,683	106,046
Six Flags Entertainment	2,634	183,906
Sonic	1,631	70,688
Speedway Motorsports	3,631	64,813
Starbucks	16,539	940,077
Texas Roadhouse	4,309	298,571
Vail Resorts	1,126	308,997
Wendy’s	13,624	233,515
Wingstop	1,345	91,823
Wyndham Destinations	2,650	114,904
Wyndham Hotels & Resorts	5,462	303,523
Wynn Resorts	2,882	366,187
Yum!	2,946	267,821

		13,250,225

Household Durables–0.86%
†AV Homes	1,200	24,000
Bassett Furniture Industries	722	15,343
†Beazer Homes USA	1,576	16,548
†Cavco Industries	502	127,006
†Century Communities	2,415	63,394
CSS Industries	543	7,727
DR Horton	12,952	546,315
Ethan Allen Interiors	1,870	38,803
Flexsteel Industries	419	12,461
Garmin	4,366	305,838
†GoPro Class A	2,100	15,120
†Green Brick Partners	3,200	32,320
Hamilton Beach Brands Holding Class A	652	14,305
†Helen of Troy	1,664	217,818
Hooker Furniture	831	28,088
†Hovnanian Enterprises Class A	5,034	8,054
†Installed Building Products	1,990	77,610
†iRobot	1,320	145,094
KB Home	5,148	123,089
La-Z-Boy	3,341	105,576
Leggett & Platt	8,079	353,779
Lennar Class A	8,405	392,429
Lennar Class B	563	21,675
Libbey	1,451	12,696
Lifetime Brands	785	8,557
†M/I Homes	1,091	26,108
MDC Holdings	4,005	118,468
†Meritage Homes	2,325	92,767

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Mohawk Industries	2,115	$370,865
†New Home	448	3,611
Newell Brands	9,462	192,079
†NVR	36	88,949
PulteGroup	17,715	438,801
Skyline Champion	2,781	79,453
†Taylor Morrison Home Class A	8,011	144,518
†Tempur Sealy International	2,949	156,002
Toll Brothers	7,489	247,362
†TopBuild	2,248	127,731
†TRI Pointe Group	8,843	109,653
Tupperware Brands	1,621	54,222
†Turtle Beach	601	11,984
†Universal Electronics	767	30,181
Whirlpool	2,778	329,888
†William Lyon Homes Class A	2,024	32,161
†ZAGG	2,221	32,760

		5,401,208

Household Products–0.75%
†Central Garden & Pet	894	32,220
†Central Garden & Pet Class A	2,897	96,007
Church & Dwight	8,080	479,710
Clorox	2,883	433,632
Colgate-Palmolive	4,673	312,857
Energizer Holdings	3,277	192,196
Kimberly-Clark	3,474	394,785
Oil-Dri Corpof America	282	10,874
†Orchids Paper Products	536	1,769
Procter & Gamble	29,247	2,434,228
Spectrum Brands Holdings	2,849	212,877
WD-40	775	133,378

		4,734,533

Independent Power & Renewable Electricity Producers–0.27%
AES	17,784	248,976
†Atlantic Power	7,500	16,500
Atlantica Yield	5,448	112,120
Clearway Energy Class A	2,006	38,194
Clearway Energy Class C	3,534	68,029
NRG Energy	13,106	490,164
Ormat Technologies	2,822	152,698
Pattern Energy Group Class A	4,795	95,277
TerraForm Power Class A	1,200	13,860
†Vistra Energy	18,296	455,204

		1,691,022

Industrial Conglomerates–0.72%
3M	6,720	1,415,971
Carlisle	2,588	315,218
General Electric	73,107	825,378
Honeywell International	9,880	1,644,032
Raven Industries	1,668	76,311

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
Roper Technologies	850	$251,779

		4,528,689

Insurance–3.32%
Aflac	14,798	696,542
Alleghany	532	347,146
Allstate	6,798	670,963
†Ambac Financial Group	2,234	45,618
American Equity Investment Life Holding	6,184	218,666
American Financial Group	2,573	285,526
American International Group	12,022	640,051
American National Insurance	1,141	147,520
AMERISAFE	1,181	73,163
AmTrust Financial Services	12,537	182,037
Aon	3,201	492,250
†Arch Capital Group	11,382	339,297
Argo Group International Holdings	2,598	163,804
Arthur J. Gallagher & Co.	4,672	347,784
Aspen Insurance Holdings	4,638	193,868
Assurant	2,759	297,834
Assured Guaranty	5,886	248,566
†Athene Holding Class A	5,440	281,030
Axis Capital Holdings	4,046	233,495
†Brighthouse Financial	2,834	125,376
Brown & Brown	12,018	355,372
Chubb	6,233	832,978
Cincinnati Financial	4,747	364,617
CNA Financial	800	36,520
CNO Financial Group	6,176	131,055
Crawford & Co. Class A	1,300	11,700
Crawford & Co. Class B	2,614	24,075
Donegal Group Class A	996	14,153
†eHealth	936	26,451
EMC Insurance Group	1,480	36,586
Employers Holdings	2,329	105,504
†Enstar Group	875	182,438
Erie Indemnity Class A	1,577	201,115
Everest Re Group	1,360	310,719
FBL Financial Group Class A	1,968	148,092
FedNat Holding	630	16,052
Fidelity National Financial	6,173	242,908
First American Financial	6,407	330,537
†Genworth Financial Class A	22,919	95,572
Global Indemnity	1,056	39,811
†Greenlight Capital Re Class A	1,907	23,647
†Hallmark Financial Services	1,100	12,100
Hanover Insurance Group	2,039	251,551
Hartford Financial Services Group	12,816	640,287
HCI Group	887	38,806
Heritage Insurance Holdings	1,522	22,556
Horace Mann Educators	2,504	112,430

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Independence Holding	654	$23,479
Investors Title	124	20,820
James River Group Holdings	2,177	92,784
Kemper	4,491	361,301
Kinsale Capital Group	460	29,376
Loews	9,293	466,787
Maiden Holdings	5,521	15,735
†Markel	522	620,392
Marsh & McLennan	7,758	641,742
†MBIA	2,601	27,805
Mercury General	4,124	206,860
MetLife	8,227	384,365
National General Holdings	7,115	190,967
National Western Life Group Class A	249	79,481
Navigators Group	2,245	155,129
†NI Holdings	863	14,559
Old Republic International	14,388	322,003
Primerica	3,375	406,856
Principal Financial Group	9,524	558,011
ProAssurance	4,251	199,584
Progressive	8,489	603,059
Protective Insurance Class B	771	17,694
Prudential Financial	5,225	529,397
Reinsurance Group of America	2,670	385,975
RenaissanceRe Holdings	2,040	272,503
RLI	2,259	177,512
Safety Insurance Group	1,159	103,846
Selective Insurance Group	3,458	219,583
State Auto Financial	3,172	96,873
Stewart Information Services	1,688	75,977
†Third Point Reinsurance	6,645	86,385
Tiptree Financial Class A	1,600	10,480
Torchmark	3,421	296,566
Travelers	7,508	973,863
United Fire Group	1,596	81,029
United Insurance Holdings	2,770	61,993
Universal Insurance Holdings	2,877	139,678
Unum Group	6,346	247,938
White Mountains Insurance Group	255	238,647
Willis Towers Watson	3,133	441,565
WR Berkley	4,467	357,047

		20,873,814

Internet & Direct Marketing Retail–2.37%
†1-800-Flowers.com Class A	2,100	24,780
†Amazon.com	5,416	10,848,248
†Booking Holdings	703	1,394,752
†Duluth Holdings Class B	753	23,689
Expedia Group	4,272	557,411
†FTD	1,699	4,468
†Groupon	35,995	135,701
†Lands End	505	8,863

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Liberty Expedia Holdings Class A	3,094	$145,542
†Liberty TripAdvisor Holdings Class A	5,610	83,309
†Netflix	1,228	459,432
Nutrisystem	1,618	59,947
†Overstock.com	1,526	42,270
PetMed Express	1,442	47,600
†Qurate Retail	19,960	443,312
†Shutterfly	2,310	152,206
†TripAdvisor	4,445	227,006
†Wayfair Class A	1,590	234,795

		14,893,331

Internet Software & Services–2.35%
†Akamai Technologies	5,089	372,260
†Alarm.com Holdings	1,481	85,009
†Alphabet Class A	2,504	3,022,528
†Alphabet Class C	2,621	3,128,085
†ANGI Homeservices Class A	1,639	38,484
†Appfolio Class A	821	64,366
†Carbonite	1,257	44,812
†Cars.com	5,057	139,624
†Cision	7,132	119,818
†comScore	1,253	22,842
†Coupa Software	654	51,731
†DHI Group	3,155	6,625
†eBay	15,912	525,414
†eGain	796	6,448
†Endurance International Group Holdings	9,665	85,052
†Envestnet	1,112	67,776
†Etsy	738	37,918
†Facebook Class A	18,623	3,062,739
†GoDaddy Class A	3,455	288,112
†GrubHub	3,321	460,357
†GTT Communications	3,367	146,128
†InterActiveCorp	2,994	648,860
†Internap	676	8,538
j2 Global	3,482	288,484
†Limelight Networks	3,333	16,732
†Liquidity Services	1,758	11,163
LogMeIn	2,577	229,611
†Match Group	1,908	110,492
†Meet Group	4,249	21,033
†Mimecast	250	10,470
†MINDBODY Class A	262	10,650
†New Relic	549	51,732
†Nutanix Class A	702	29,989
†Okta	562	39,542
†QuinStreet	3,300	44,781
†Quotient Technology	710	11,005
Shutterstock	1,332	72,701
†SPS Commerce	408	40,490

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†Stamps.com	864	$195,437
†TechTarget	112	2,175
†Trade Desk Class A	629	94,922
†TrueCar	1,060	14,946
†Twilio Class A	466	40,206
†Twitter	10,043	285,824
†VeriSign	1,359	217,603
†Web.com Group	4,370	121,923
†XO Group	950	32,756
†Yelp	3,429	168,707
†Zillow Group Class A	1,331	58,830
†Zillow Group Class C	3,193	141,290

		14,797,020

IT Services–3.90%
Accenture Class A	7,943	1,351,899
†Acxiom	3,387	167,352
Alliance Data Systems	1,544	364,631
Amdocs	5,140	339,137
Automatic Data Processing	5,269	793,828
†Black Knight	7,714	400,742
Booz Allen Hamilton Holding	6,927	343,787
Broadridge Financial Solutions	3,113	410,760
†CACI International Class A	1,559	287,090
†Cardtronics Class A	3,745	118,492
Cass Information Systems	562	36,597
Cognizant Technology Solutions Class A	7,816	603,004
†Conduent	11,528	259,611
Convergys	5,654	134,226
†CoreLogic	6,096	301,203
CSG Systems International	2,863	114,921
DXC Technology	8,838	826,530
†EPAM Systems	1,438	198,013
†Euronet Worldwide	2,763	276,908
EVERTEC	6,669	160,723
†ExlService Holdings	2,149	142,264
Fidelity National Information Services	6,324	689,759
†First Data Class A	12,795	313,094
†Fiserv	5,050	416,019
†FleetCor Technologies	3,063	697,874
†Gartner	816	129,336
Genpact	11,702	358,198
Global Payments	3,124	397,998
Hackett Group	2,748	55,372
International Business Machines	14,803	2,238,362
Jack Henry & Associates	1,836	293,907
Leidos Holdings	4,371	302,298
†Luxoft Holding	1,222	57,862
ManTech International Class A	2,055	130,081
Mastercard Class A	11,597	2,581,608
MAXIMUS	4,397	286,069

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†MoneyGram International	2,316	$12,391
NIC	3,826	56,625
Paychex	6,519	480,124
†PayPal Holdings	5,888	517,202
†Perficient	2,585	68,890
Perspecta	2,184	56,172
†PFSweb	867	6,416
Presidio	3,224	49,166
†PRGX Global	1,040	9,048
Sabre	13,464	351,141
Science Applications International	2,340	188,604
†Square Class A	731	72,376
†Sykes Enterprises	2,744	83,665
†Syntel	4,531	185,680
†Teradata	7,049	265,818
Total System Services	6,264	618,507
Travelport Worldwide	7,449	125,665
TTEC Holdings	3,257	84,356
†Unisys	1,659	33,844
†Virtusa	1,810	97,215
Visa Class A	24,334	3,652,290
Western Union	11,542	219,991
†WEX	2,248	451,308
†Worldpay Class A	2,657	269,074

		24,535,123

Leisure Products–0.28%
Acushnet Holdings	3,699	101,464
†American Outdoor Brands	3,929	61,017
Brunswick	5,296	354,938
Callaway Golf	5,764	140,008
Clarus	1,200	13,260
Hasbro	2,951	310,209
Johnson Outdoors Class A	630	58,584
†Malibu Boats Class A	1,584	86,676
Marine Products	2,133	48,824
†Mattel	7,163	112,459
†MCBC Holdings	1,439	51,631
†Nautilus	3,253	45,379
Polaris Industries	2,948	297,601
†Vista Outdoor	4,576	81,865

		1,763,915

Life Sciences Tools & Services–0.92%
Agilent Technologies	5,063	357,144
†Bio-Rad Laboratories Class A	839	262,599
Bio-Techne	1,431	292,081
Bruker	6,696	223,981
†Cambrex	2,850	194,940
†Charles River Laboratories International	3,473	467,257
†Enzo Biochem	4,475	18,437

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina	638	$234,184
†IQVIA Holdings	4,529	587,592
Luminex	2,480	75,169
†Medpace Holdings	1,586	95,017
†Mettler-Toledo International	705	429,331
†NeoGenomics	2,833	43,487
PerkinElmer	2,397	233,156
†PRA Health Sciences	2,803	308,863
†Syneos Health	5,635	290,484
Thermo Fisher Scientific	5,432	1,325,843
†Waters	1,785	347,504

		5,787,069

Machinery–3.25%
Actuant Class A	3,713	103,593
AGCO	4,610	280,242
Alamo Group	601	55,058
Albany International Class A	1,841	146,359
Allison Transmission Holdings	7,945	413,219
Altra Industrial Motion	1,931	79,750
American Railcar Industries	879	40,522
Astec Industries	1,797	90,587
Barnes Group	3,140	223,034
†Blue Bird	883	21,633
Briggs & Stratton	2,997	57,632
Caterpillar	10,506	1,602,060
†Chart Industries	1,938	151,804
CIRCOR International	1,441	68,447
†Colfax	7,409	267,169
Columbus McKinnon	1,631	64,490
†Commercial Vehicle Group	4,182	38,307
Crane	3,578	351,896
Cummins	4,871	711,507
Deere & Co.	6,758	1,015,930
DMC Global	313	12,770
Donaldson	6,605	384,807
Douglas Dynamics	2,086	91,575
Dover	6,007	531,800
EnPro Industries	1,497	109,176
ESCO Technologies	1,635	111,262
Federal Signal	5,085	136,176
Flowserve	5,249	287,068
Fortive	4,382	368,964
Franklin Electric	2,894	136,741
†FreightCar America	1,097	17,629
†Gardner Denver Holdings	6,367	180,441
Global Brass & Copper Holdings	2,600	95,940
Gorman-Rupp	1,446	52,779
Graco	6,235	288,930
Graham	501	14,113
Greenbrier	2,256	135,586
†Harsco	8,374	239,078

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Hillenbrand	5,874	$307,210
Hurco	300	13,530
Hyster-Yale Materials Handling	834	51,316
IDEX	2,600	391,716
Illinois Tool Works	3,930	554,602
Ingersoll-Rand	7,271	743,823
ITT	5,656	346,487
John Bean Technologies	1,461	174,297
Kadant	799	86,172
Kennametal	6,189	269,593
†LB Foster Class A	762	15,659
Lincoln Electric Holdings	3,031	283,217
Lindsay	681	68,263
†Lydall	1,558	67,150
†Manitowoc	2,495	59,855
†Meritor	5,751	111,339
†Middleby	2,328	301,127
†Milacron Holdings	5,358	108,499
Miller Industries	637	17,135
Mueller Industries	4,654	134,873
Mueller Water Products Class A	12,388	142,586
†Navistar International	4,205	161,893
NN	1,515	23,634
Nordson	2,158	299,746
Omega Flex	460	32,734
Oshkosh	4,312	307,187
PACCAR	13,900	947,841
Parker-Hannifin	2,781	511,509
Park-Ohio Holdings	841	32,252
Pentair	8,948	387,896
†Proto Labs	1,067	172,587
†RBC Bearings	1,262	189,754
REV Group	2,861	44,918
†Rexnord	6,889	212,181
Snap-on	1,689	310,100
Spartan Motors	2,371	34,972
†SPX	2,348	78,212
†SPX FLOW	2,975	154,700
Standex International	693	72,245
Stanley Black & Decker	2,382	348,820
Sun Hydraulics	2,099	114,983
Tennant	1,073	81,494
Terex	4,483	178,917
Timken	4,369	217,795
Titan International	3,514	26,074
Toro	4,685	280,959
†TriMas	3,116	94,726
Trinity Industries	7,593	278,208
Wabash National	4,805	87,595
†WABCO Holdings	1,381	162,875
Wabtec	2,988	313,381
Watts Water Technologies Class A	1,597	132,551

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Welbilt	6,195	$129,352
Woodward	3,381	273,388
Xylem	5,975	477,223

		20,399,225

Marine–0.08%
Costamare	4,884	31,697
†Eagle Bulk Shipping	3,776	21,221
†Genco Shipping & Trading	775	10,850
Golden Ocean Group	4,204	41,451
†Kirby	2,999	246,668
Matson	3,187	126,333
Scorpio Bulkers	1,325	9,606

		487,826

Media–3.17%
†Altice USA Class A	8,924	161,881
AMC Entertainment Holdings Class A	3,569	73,164
†AMC Networks Class A	3,099	205,588
†Boston Omaha Class A	1,027	30,707
Cable One	331	292,475
CBS Class B	9,665	555,254
†Central European Media Enterprises Class A	4,800	18,000
†Charter Communications Class A	5,309	1,730,097
Cinemark Holdings	8,197	329,519
Comcast Class A	135,862	4,810,873
†Discovery Class A	5,913	189,216
†Discovery Class C	9,384	277,579
†DISH Network Class A	3,886	138,963
Emerald Expositions Events	3,320	54,714
Entercom Communications Class A	7,243	57,220
Entravision Communications Class A	4,034	19,767
EW Scripps Class A	3,871	63,871
Gannett	8,605	86,136
†GCI Liberty Class A	5,698	290,598
†Global Eagle Entertainment	248	699
†Gray Television	5,821	101,867
†Hemisphere Media Group	308	4,297
†IMAX	3,995	103,071
Interpublic Group	18,890	432,014
John Wiley & Sons Class A	3,420	207,252
†Liberty Broadband Class A	907	76,487
†Liberty Broadband Class C	4,217	355,493
†Liberty Latin America Class A	1,600	33,344
†Liberty Latin America Class C	4,000	82,520
†Liberty Media-Liberty Braves Class A	161	4,392
†Liberty Media-Liberty Braves Class C	328	8,938
†Liberty Media-Liberty Formula One Class A	404	14,374
†Liberty Media-Liberty Formula One Class C	820	30,496

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class A	1,616	$70,199
†Liberty Media-Liberty SiriusXM Class C	3,281	142,559
Lions Gate Entertainment Class A	2,751	67,097
Lions Gate Entertainment Class B	4,408	102,706
†Live Nation Entertainment	5,276	287,384
†Madison Square Garden Class A	1,022	322,257
Marcus	1,216	51,133
Meredith	2,966	151,414
†MSG Networks Class A	2,905	74,949
National CineMedia	6,168	65,319
New Media Investment Group	3,310	51,934
New York Times Class A	6,656	154,086
News Class A	12,070	159,203
News Class B	6,359	86,482
Nexstar Media Group Class A	3,557	289,540
Omnicom Group	6,899	469,270
†Reading International Class A	1,404	22,183
Saga Communications Class A	635	22,955
Scholastic	2,212	103,278
Sinclair Broadcast Group Class A	6,006	170,270
Sirius XM Holdings	11,685	73,849
TEGNA	17,113	204,671
Tribune Media Class A	2,049	78,743
†tronc	3,161	51,619
Twenty-First Century Fox Class A	15,748	729,605
Twenty-First Century Fox Class B	10,647	487,846
†Urban One	4,509	9,018
Viacom Class A	672	24,562
Viacom Class B	18,622	628,679
Walt Disney	32,199	3,765,351
World Wrestling Entertainment Class A	1,759	170,148

		19,929,175

Metals & Mining–0.90%
†AK Steel Holding	14,640	71,736
†Alcoa	11,273	455,429
†Allegheny Technologies	7,444	219,970
†Ampco-Pittsburgh	782	4,614
Carpenter Technology	3,755	221,357
†Century Aluminum	5,866	70,216
†Cleveland-Cliffs	16,837	213,156
†Coeur Mining	13,176	70,228
Commercial Metals	9,071	186,137
Compass Minerals International	2,436	163,699
Ferroglobe	7,907	64,600
Freeport-McMoRan	49,134	683,945
Gold Resource	3,674	18,884
Haynes International	793	28,151
Hecla Mining	32,059	89,445
Kaiser Aluminum	589	64,236

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Materion	1,779	$107,629
Newmont Mining	13,272	400,814
Nucor	9,443	599,158
Olympic Steel	623	13,002
Reliance Steel & Aluminum	3,940	336,043
Royal Gold	2,859	220,315
†Ryerson Holding	2,843	32,126
Schnitzer Steel Industries Class A	1,849	50,015
Southern Copper	1,057	45,599
Steel Dynamics	10,812	488,594
†SunCoke Energy	6,128	71,207
†TimkenSteel	2,590	38,513
United States Steel	12,149	370,302
†Universal Stainless & Alloy Products	352	8,980
Warrior Met Coal	2,711	73,305
Worthington Industries	4,428	191,998

		5,673,403

Multiline Retail–0.80%
Big Lots	4,696	196,246
Dillard’s Class A	1,631	124,511
Dollar General	7,414	810,350
†Dollar Tree	6,541	533,419
†Fred’s Class A	1,654	3,374
†JC Penney	20,415	33,889
Kohl’s	9,455	704,870
Macy’s	16,032	556,791
Nordstrom	6,445	385,475
†Ollie’s Bargain Outlet Holdings	2,845	273,405
Target	15,928	1,405,009
†Tuesday Morning	170	544

		5,027,883

Multi-Utilities–0.47%
Ameren	2,756	174,234
Avista	2,686	135,804
Black Hills	2,619	152,138
CenterPoint Energy	4,094	113,199
CMS Energy	3,042	149,058
Consolidated Edison	2,900	220,951
Dominion Energy	3,561	250,267
DTE Energy	2,270	247,725
MDU Resources Group	10,452	268,512
NiSource	9,587	238,908
NorthWestern	2,419	141,899
Public Service Enterprise Group	3,664	193,423
SCANA	1,325	51,529
Sempra Energy	1,491	169,601
Unitil	866	44,079
Vectren	2,100	150,129
WEC Energy Group	3,391	226,383

		2,927,839

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.72%
†Abraxas Petroleum	10,604	$24,707
Anadarko Petroleum	11,415	769,485
Andeavor	6,897	1,058,689
†Antero Resources	13,414	237,562
Apache	16,765	799,188
Arch Coal Class A	1,849	165,301
†Ardmore Shipping	2,791	18,142
†Bonanza Creek Energy	1,860	55,391
Cabot Oil & Gas	7,634	171,918
†California Resources	2,042	99,098
†Callon Petroleum	17,775	213,122
†Carrizo Oil & Gas	7,644	192,629
†Centennial Resource Development Class A	12,563	274,502
†Cheniere Energy	3,022	209,999
†Chesapeake Energy	42,320	190,017
Chevron	26,447	3,233,939
Cimarex Energy	3,172	294,806
†Clean Energy Fuels	8,931	23,221
†Cloud Peak Energy	4,877	11,217
†CNX Resources	12,970	185,601
†Concho Resources	5,591	854,025
ConocoPhillips	18,787	1,454,114
†CONSOL Energy	1,411	57,583
†Contango Oil & Gas	934	5,772
†Continental Resources	6,140	419,239
CVR Energy	2,614	105,135
Delek U.S. Holdings	6,818	289,288
†Denbury Resources	31,387	194,599
Devon Energy	16,719	667,757
DHT Holdings	8,410	39,527
Diamondback Energy	2,484	335,812
†Dorian LPG	3,029	24,141
†Eclipse Resources	13,341	15,876
†Energen	2,807	241,879
EnLink Midstream	10,071	165,668
EOG Resources	6,907	881,126
†EP Energy Class A	5,898	13,801
EQT	2,996	132,513
Evolution Petroleum	2,220	24,531
†Extraction Oil & Gas	7,998	90,297
Exxon Mobil	81,728	6,948,515
GasLog	5,990	118,303
Green Plains	2,499	42,983
†Gulfport Energy	12,920	134,497
†Halcon Resources	7,790	34,821
Hallador Energy	143	889
Hess	8,968	641,929
†HighPoint Resources	10,171	49,634
HollyFrontier	8,674	606,313
†International Seaways	2,058	41,201
†Jagged Peak Energy	1,241	17,163

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan	30,415	$539,258
†Kosmos Energy	26,917	251,674
†Laredo Petroleum	18,593	151,905
Marathon Oil	29,894	695,932
Marathon Petroleum	11,253	899,902
†Matador Resources	8,938	295,401
†Midstates Petroleum	1,884	16,786
Murphy Oil	9,567	318,964
NACCO Industries Class A	326	10,677
†Newfield Exploration	14,023	404,283
Noble Energy	17,276	538,838
†Northern Oil and Gas	17,969	71,876
†Oasis Petroleum	19,032	269,874
Occidental Petroleum	15,929	1,308,886
ONEOK	7,336	497,307
†Overseas Shipholding Group Class A	5,002	15,756
†Pacific Ethanol	1,059	2,012
Panhandle Oil & Gas Class A	655	12,085
†Par Pacific Holdings	2,297	46,859
†Parsley Energy Class A	11,192	327,366
PBF Energy Class A	8,343	416,399
†PDC Energy	4,677	228,986
Peabody Energy	9,294	331,238
†Penn Virginia	1,090	87,789
Phillips 66	4,138	466,435
Pioneer Natural Resources	2,595	452,023
†QEP Resources	18,573	210,246
Range Resources	14,847	252,251
†Renewable Energy Group	2,053	59,126
†REX American Resources	540	40,797
†Ring Energy	3,629	35,963
†SandRidge Energy	740	8,044
Scorpio Tankers	20,606	41,418
SemGroup Class A	5,883	129,720
Ship Finance International	3,968	55,155
†SilverBow Resources	419	11,175
SM Energy	8,767	276,424
†Southwestern Energy	34,205	174,788
†SRC Energy	17,311	153,895
†Talos Energy	2,858	93,800
Targa Resources	4,366	245,849
Teekay	3,211	21,642
Teekay Tankers Class A	3,937	3,889
†Ultra Petroleum	2,991	3,350
Valero Energy	9,585	1,090,294
†W&T Offshore	6,926	66,767
†Whiting Petroleum	6,799	360,619
†WildHorse Resource Development	3,896	92,101
Williams	15,115	410,977
World Fuel Services	5,285	146,289

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†WPX Energy	19,382	$389,966

		35,910,521

Paper & Forest Products–0.22%
Boise Cascade	3,016	110,989
†Clearwater Paper	1,000	29,700
Domtar	4,612	240,608
KapStone Paper & Packaging	7,328	248,492
Louisiana-Pacific	10,205	270,330
Mercer International	4,479	75,247
Neenah	1,497	129,191
PH Glatfelter	2,899	55,400
†Resolute Forest Products	4,585	59,376
Schweitzer-Mauduit International	2,110	80,834
†Verso Class A	1,955	65,825

		1,365,992

Personal Products–0.36%
†Avon Products	24,134	53,095
Coty Class A	20,758	260,720
†Edgewell Personal Care	4,316	199,529
Estee Lauder Class A	2,029	294,854
†Herbalife Nutrition	7,092	386,869
Inter Parfums	2,061	132,831
Medifast	1,136	251,681
Natural Health Trends	462	10,755
†Nature’s Sunshine Products	909	7,954
Nu Skin Enterprises Class A	4,084	336,603
†Revlon Class A	2,272	50,666
†USANA Health Sciences	2,058	248,092

		2,233,649

Pharmaceuticals–3.13%
†Aclaris Therapeutics	511	7,420
†Akorn	6,787	88,095
Allergan	4,606	877,351
†Amneal Pharmaceuticals Class A	2,344	52,013
†Amphastar Pharmaceuticals	2,961	56,970
†ANI Pharmaceuticals	935	52,865
Bristol-Myers Squibb	17,606	1,092,980
†Catalent	8,696	396,103
†Corcept Therapeutics	5,259	73,731
†Cymabay Therapeutics	814	9,019
Eli Lilly & Co.	7,965	854,724
†Endo International	14,512	244,237
†Horizon Pharma	9,194	180,019
†Innoviva	5,208	79,370
†Intra-Cellular Therapies	2,765	60,001
†Jazz Pharmaceuticals	1,942	326,508
Johnson & Johnson	35,414	4,893,152
†Lannett	1,820	8,645
†Lipocine	800	1,104
†Mallinckrodt	5,957	174,600

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co.	31,933	$2,265,327
†Mylan	16,156	591,310
†Nektar Therapeutics	856	52,182
†Otonomy	732	2,013
†Pacira Pharmaceuticals	1,047	51,460
Perrigo	2,574	182,239
Pfizer	133,957	5,903,485
Phibro Animal Health Class A	1,490	63,921
†Prestige Consumer Healthcare	3,808	144,285
†Supernus Pharmaceuticals	2,704	136,146
†Taro Pharmaceutical Industries	1,802	177,137
†Tetraphase Pharmaceuticals	1,930	5,327
Zoetis	5,952	544,965

		19,648,704

Professional Services–0.77%
†ASGN	3,282	259,048
Barrett Business Services	764	51,020
BG Staffing	458	12,458
†CBIZ	3,969	94,065
†CoStar Group	678	285,330
CRA International	465	23,352
Dun & Bradstreet	1,190	169,587
Equifax	3,955	516,404
Exponent	3,032	162,515
Forrester Research	1,302	59,762
†Franklin Covey	769	18,187
†FTI Consulting	3,022	221,180
†GP Strategies	1,061	17,878
Heidrick & Struggles International	1,349	45,664
†Huron Consulting Group	1,526	75,384
ICF International	1,623	122,455
†InnerWorkings	2,700	21,384
Insperity	2,629	310,091
Kelly Services Class A	2,630	63,199
Kforce	2,861	107,574
Korn/Ferry International	3,509	172,783
ManpowerGroup	2,283	196,247
†Mistras Group	1,671	36,211
Navigant Consulting	2,640	60,878
Nielsen Holdings	10,464	289,434
Reis	689	15,847
Resources Connection	1,629	27,041
Robert Half International	4,841	340,710
TransUnion	3,540	260,473
†TriNet Group	3,399	191,432
†TrueBlue	2,716	70,752
†Verisk Analytics Class A	3,887	468,578
†Volt Information Sciences	1,104	4,250
†WageWorks	1,773	75,796
†Willdan Group	346	11,750

		4,858,719

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.34%
†Altisource Portfolio Solutions	1,304	$42,028
†CBRE Group Class A	11,781	519,542
Consolidated-Tomoka Land	480	29,894
†Five Point Holdings Class A	1,459	13,729
†Forestar Group	265	5,618
†FRP Holdings	591	36,701
HFF Class A	3,442	146,216
†Howard Hughes	1,966	244,217
Jones Lang LaSalle	1,750	252,560
Kennedy-Wilson Holdings	8,123	174,645
†Marcus & Millichap	3,035	105,345
†Maui Land & Pineapple	1,011	12,941
†Rafael Holdings Class B	887	7,451
RE/MAX Holdings Class A	1,219	54,063
Realogy Holdings	9,569	197,504
RMR Group Class A	1,499	139,107
†St. Joe	3,631	61,001
†Tejon Ranch	3,049	66,194

		2,108,756

Road & Rail–1.31%
AMERCO	1,035	369,133
ArcBest	1,859	90,254
†Avis Budget Group	5,061	162,661
†Covenant Transportation Group Class A	1,476	42,893
CSX	15,537	1,150,515
†Genesee & Wyoming Class A	2,875	261,596
Heartland Express	6,842	134,993
†Hertz Global Holdings	6,000	97,980
JB Hunt Transport Services	3,581	425,924
Kansas City Southern	3,308	374,730
Knight-Swift Transportation Holdings	5,418	186,813
Landstar System	2,273	277,306
Marten Transport	3,786	79,695
Norfolk Southern	6,532	1,179,026
Old Dominion Freight Line	3,641	587,148
†PAM Transportation Services	682	44,391
†Roadrunner Transportation Systems	1,695	1,417
Ryder System	4,401	321,581
†Saia	1,797	137,381
Schneider National Class B	5,218	130,346
Union Pacific	11,697	1,904,623
Universal Logistics Holdings	1,605	59,064
†USA Truck	643	13,008
Werner Enterprises	5,617	198,561
†YRC Worldwide	1,800	16,164

		8,247,203

Semiconductors & Semiconductor Equipment–3.83%
†Advanced Energy Industries	3,165	163,472
†Advanced Micro Devices	19,726	609,336

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Alpha & Omega Semiconductor	978	$11,374
†Ambarella	1,179	45,604
†Amkor Technology	18,058	133,449
Analog Devices	5,817	537,840
Applied Materials	16,757	647,658
†Axcelis Technologies	1,771	34,800
†AXT	1,172	8,380
Broadcom	5,356	1,321,486
Brooks Automation	3,851	134,901
Cabot Microelectronics	1,707	176,111
†CEVA	1,974	56,753
†Cirrus Logic	4,655	179,683
Cohu	1,543	38,729
†Cree	6,029	228,318
Cypress Semiconductor	16,813	243,620
†Diodes	4,379	145,777
†DSP Group	1,135	13,507
Entegris	8,730	252,733
†First Solar	5,492	265,923
†FormFactor	5,162	70,977
†Ichor Holdings	1,913	39,063
†Inphi	1,337	50,779
†Integrated Device Technology	3,895	183,104
Intel	125,320	5,926,383
KLA-Tencor	4,204	427,589
Kulicke & Soffa Industries	5,384	128,355
Lam Research	6,107	926,432
†Lattice Semiconductor	7,323	58,584
†MACOM Technology Solutions Holdings	1,455	29,973
Marvell Technology Group	13,681	264,043
Maxim Integrated Products	6,283	354,298
†MaxLinear Class A	2,353	46,778
Microchip Technology	5,151	406,465
†Micron Technology	34,952	1,580,879
MKS Instruments	3,314	265,617
Monolithic Power Systems	626	78,582
†Nanometrics	2,523	94,663
†NeoPhotonics	1,612	13,380
NVE	375	39,705
NVIDIA	7,755	2,179,310
†ON Semiconductor	22,039	406,179
†PDF Solutions	980	8,849
†Photronics	4,937	48,629
Power Integrations	941	59,471
†Qorvo	3,365	258,735
QUALCOMM	12,554	904,265
†Rambus	7,111	77,581
†Rudolph Technologies	2,362	57,751
†Semtech	3,900	216,840
Sigma Designs	1,840	267
†Silicon Laboratories	1,141	104,744

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions	8,222	$745,818
†SMART Global Holdings	553	15,893
†SolarEdge Technologies	3,239	121,948
†Synaptics	1,994	90,966
Teradyne	9,656	357,079
Texas Instruments	12,009	1,288,446
†Ultra Clean Holdings	2,345	29,430
Universal Display	1,230	145,017
†Veeco Instruments	3,227	33,077
Versum Materials	5,121	184,407
†Xcerra	3,827	54,611
Xilinx	4,657	373,352
Xperi	2,825	41,951

		24,039,719

Software–3.78%
†ACI Worldwide	6,433	181,025
Activision Blizzard	4,546	378,182
†Adobe Systems	2,544	686,753
†Agilysys	1,334	21,744
American Software Class A	1,038	12,591
†ANSYS	1,484	277,033
†Aspen Technology	2,422	275,890
†Atlassian Class A	398	38,264
†Autodesk	1,232	192,328
Blackbaud	1,887	191,493
†Bottomline Technologies	400	29,084
CA	13,904	613,862
†Cadence Design Systems	6,007	272,237
CDK Global	3,871	242,170
†Citrix Systems	3,902	433,746
†CommVault Systems	1,056	73,920
†Dell Technologies Class V	4,518	438,788
Ebix	1,301	102,974
†Electronic Arts	2,356	283,874
†Ellie Mae	674	63,875
†Fair Isaac	1,490	340,539
†Fortinet	2,800	258,356
†Globant	1,293	76,274
†Glu Mobile	4,125	30,731
†Guidewire Software	1,320	133,333
†HubSpot	354	53,436
†Imperva	533	24,758
Intuit	2,903	660,142
†Manhattan Associates	3,949	215,615
Microsoft	95,077	10,873,956
†MicroStrategy Class A	568	79,872
Monotype Imaging Holdings	2,693	54,399
†Nuance Communications	13,792	238,877
†OneSpan	2,011	38,310
Oracle	35,653	1,838,269
†Paycom Software	2,589	402,356

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Paylocity Holding	1,079	$86,665
Pegasystems	836	52,334
Progress Software	3,296	116,316
†Proofpoint	248	26,370
†PTC	1,498	159,073
QAD Class A	624	35,350
†Qualys	1,772	157,885
†RealPage	1,817	119,740
†Red Hat	2,381	324,483
†RingCentral Class A	415	38,616
†Rosetta Stone	700	13,923
†Rubicon Project	543	1,955
†salesforce.com	2,256	358,772
Sapiens International	1,083	14,306
†ServiceNow	339	66,319
†Snap Class A	11,775	99,852
†Splunk	369	44,616
SS&C Technologies Holdings	4,747	269,772
Symantec	9,143	194,563
†Synchronoss Technologies	2,306	15,220
†Synopsys	2,912	287,152
†Tableau Software Class A	608	67,938
†Take-Two Interactive Software	2,187	301,784
†Telenav	2,040	10,302
TiVo	6,495	80,863
†Tyler Technologies	464	113,708
†Ultimate Software Group	160	51,550
†Verint Systems	3,097	155,160
†VMware Class A	307	47,910
†Workday Class A	315	45,984
†Zedge Class B	591	1,176
†Zendesk	905	64,255
†Zix	3,660	20,313
†Zynga Class A	41,823	167,710

		23,740,991

Specialty Retail–2.82%
Aaron’s	4,619	251,551
Abercrombie & Fitch Class A	5,410	114,259
Advance Auto Parts	2,440	410,725
American Eagle Outfitters	13,926	345,783
†America’s Car-Mart	623	48,719
†Asbury Automotive Group	2,353	161,769
†Ascena Retail Group	13,233	60,475
†At Home Group	3,676	115,904
†AutoNation	7,273	302,193
†AutoZone	317	245,897
Barnes & Noble	5,282	30,636
†Barnes & Noble Education	2,352	13,548
Bed Bath & Beyond	11,792	176,880
Best Buy	11,440	907,878
Big 5 Sporting Goods	952	4,855

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Boot Barn Holdings	1,889	$53,666
Buckle	1,237	28,513
†Build-A-Bear Workshop	1,134	10,263
†Burlington Stores	2,000	325,840
Caleres	2,926	104,926
†CarMax	7,883	588,624
Cato Class A	2,294	48,220
Chico’s FAS	9,593	83,171
Children’s Place	1,567	200,263
Citi Trends	1,474	42,407
†Conn’s	1,428	50,480
†Destination XL Group	2,180	5,450
Dick’s Sporting Goods	5,576	197,836
DSW Class A	4,665	158,050
†Express	5,117	56,594
†Five Below	3,945	513,087
†Floor & Decor Holdings Class A	2,359	71,171
Foot Locker	7,250	369,605
†Francesca’s Holdings	3,674	13,631
GameStop Class A	6,910	105,516
Gap	19,318	557,324
†Genesco	1,809	85,204
Group 1 Automotive	1,624	105,398
Guess	6,106	137,996
Haverty Furniture	1,170	25,857
†Hibbett Sports	1,445	27,166
Home Depot	14,265	2,954,995
†J. Jill	2,600	16,068
†Kirkland’s	1,522	15,357
L Brands	2,518	76,295
Lithia Motors Class A	1,814	148,131
Lowe’s	10,018	1,150,267
†MarineMax	2,791	59,309
†Michaels	4,412	71,607
Monro	2,428	168,989
†Murphy USA	3,761	321,415
†National Vision Holdings	1,978	89,287
†New York & Co	5,122	19,771
Office Depot	39,598	127,110
†O’Reilly Automotive	1,664	577,940
†Party City Holdco	3,179	43,075
Penske Automotive Group	5,799	274,815
Pier 1 Imports	5,916	8,874
†Rent-A-Center	3,348	48,144
†RH	1,494	195,729
Ross Stores	4,633	459,130
†Sally Beauty Holdings	4,953	91,086
Shoe Carnival	1,009	38,847
Signet Jewelers	4,587	302,421
†Sleep Number	2,804	103,131
Sonic Automotive Class A	1,673	32,373
†Sportsman’s Warehouse Holdings	1,747	10,220

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Stage Stores	1,354	$2,667
Tailored Brands	2,499	62,950
Tiffany & Co.	3,739	482,219
Tile Shop Holdings	2,800	20,020
TJX	7,440	833,429
Tractor Supply	3,841	349,070
†Ulta Beauty	1,891	533,489
†Urban Outfitters	7,015	286,914
†Vitamin Shoppe	1,290	12,900
Williams-Sonoma	7,058	463,852
Winmark	403	66,898
†Zumiez	2,034	53,596

		17,729,720

Technology Hardware, Storage & Peripherals–3.46%
Apple	81,384	18,371,624
†Avid Technology	1,312	7,780
†Cray	1,863	40,055
Diebold Nixdorf	3,240	14,580
†Eastman Kodak	1,542	4,780
†Electronics For Imaging	2,884	98,287
Hewlett Packard Enterprise	40,077	653,656
HP	10,037	258,653
†Immersion	1,963	20,749
†NCR	7,680	218,189
NetApp	8,593	738,053
†Pure Storage Class A	2,177	56,493
Seagate Technology	7,876	372,929
†Stratasys	3,678	84,999
†Super Micro Computer	3,019	62,222
Western Digital	7,884	461,529
Xerox	10,184	274,764

		21,739,342

Textiles, Apparel & Luxury Goods–1.02%
Carter’s	2,531	249,557
Columbia Sportswear	3,442	320,347
†Crocs	4,976	105,939
Culp	857	20,739
†Deckers Outdoor	1,941	230,164
†Fossil Group	2,664	62,018
†G-III Apparel Group	3,634	175,122
Hanesbrands	15,799	291,176
†Lululemon Athletica	2,952	479,670
†Michael Kors Holdings	8,506	583,171
Movado Group	888	37,207
NIKE Class B	13,694	1,160,156
Oxford Industries	1,193	107,609
†Perry Ellis International	696	19,022
PVH	2,076	299,774
Ralph Lauren	1,302	179,090
†Sequential Brands Group	1,209	2,019

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Skechers U.S.A. Class A	8,639	$241,287
Steven Madden	3,458	182,928
Superior Group of Cos	478	9,092
Tapestry	14,731	740,527
†Under Armour Class A	5,454	115,734
†Under Armour Class C	6,534	127,152
†Unifi	789	22,352
†Vera Bradley	1,584	24,172
VF	4,391	410,339
Wolverine World Wide	5,482	214,072

		6,410,435

Thrift & Mortgage Finance–0.47%
BankFinancial	1,093	17,422
Beneficial Bancorp	4,972	84,027
†BSB Bancorp	343	11,182
Capitol Federal Financial	10,191	129,833
Dime Community Bancshares	2,608	46,553
†Essent Group	5,333	235,985
Federal Agricultural Mortgage Class C	654	47,206
First Defiance Financial	1,700	51,187
†Flagstar Bancorp	4,217	132,709
FS Bancorp	182	10,141
Hingham Institution for Savings	65	14,288
Home Bancorp	767	33,349
†HomeStreet	1,845	48,893
Kearny Financial	7,202	99,748
†LendingTree	240	55,224
Meridian Bancorp	3,916	66,572
Meta Financial Group	629	51,987
†MGIC Investment	3,265	43,457
New York Community Bancorp	20,458	212,149
†NMI Holdings Class A	4,487	101,631
Northfield Bancorp	3,876	61,706
Northwest Bancshares	8,133	140,864
OceanFirst Financial	3,787	103,082
†Ocwen Financial	7,897	31,114
Oritani Financial	3,138	48,796
†PennyMac Financial Services Class A	2,894	60,485
†PHH	3,946	43,367
Provident Financial Services	5,280	129,624
Radian Group	2,793	57,731
Southern Missouri Bancorp	264	9,839
Territorial Bancorp	299	8,835
TFS Financial	6,896	103,509
TrustCo Bank	10,350	87,975
United Community Financial	2,433	23,527
United Financial Bancorp	2,907	48,925
Walker & Dunlop	2,474	130,825
Washington Federal	4,358	139,456
Waterstone Financial	1,989	34,111
Western New England Bancorp	1,120	12,096

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
†WMIH	76,184	$105,896
WSFS Financial	2,002	94,394

		2,969,700

Tobacco–0.41%
Altria Group	26,767	1,614,318
Philip Morris International	8,403	685,181
†Pyxus International	554	12,742
Turning Point Brands	1,303	54,022
Universal	1,960	127,400
Vector Group	6,777	93,383

		2,587,046

Trading Companies & Distributors–0.89%
Air Lease	7,209	330,749
Applied Industrial Technologies	3,057	239,210
†Beacon Roofing Supply	3,948	142,878
†BlueLinx Holdings	517	16,280
†BMC Stock Holdings	4,476	83,477
†CAI International	1,223	27,970
†DXP Enterprises	1,012	40,551
Fastenal	6,646	385,601
GATX	2,670	231,195
†GMS	2,668	61,898
H&E Equipment Services	3,129	118,214
†HD Supply Holdings	10,359	443,262
†Herc Holdings	2,623	134,298
Kaman	2,196	146,649
†MRC Global	5,437	102,052
MSC Industrial Direct Class A	3,057	269,352
†Nexeo Solutions	1,597	19,563
†NOW	8,550	141,503
Rush Enterprises Class A	2,013	79,131
Rush Enterprises Class B	547	21,820
†SiteOne Landscape Supply	2,352	177,200
Systemax	2,361	77,771
†Textainer Group Holdings	1,633	20,902
†Titan Machinery	1,145	17,730
Triton International	6,237	207,505
†United Rentals	4,084	668,142
†Univar	6,963	213,486
†Veritiv	960	34,944
Watsco	1,598	284,604
†WESCO International	3,590	220,606
†Willis Lease Finance	616	21,258
WW Grainger	1,749	625,110

		5,604,911

Transportation Infrastructure–0.03%
Macquarie Infrastructure	3,511	161,962

		161,962

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.14%
American States Water	1,932	$118,122
American Water Works	1,905	167,583
Aqua America	5,828	215,053
†AquaVenture Holdings	744	13,444
Artesian Resources Class A	575	21,149
California Water Service Group	2,784	119,434
Connecticut Water Service	779	54,039
Consolidated Water	860	11,911
Middlesex Water	1,102	53,359
SJW Group	1,042	63,718
York Water	500	15,200

		853,012

Wireless Telecommunication Services–0.23%
†Boingo Wireless	3,554	124,035
Shenandoah Telecommunications	4,690	181,737
Spok Holdings	803	12,366
†Sprint	22,111	144,606
Telephone & Data Systems	8,101	246,513
†T-Mobile U.S.	8,936	627,128
†United States Cellular	2,733	122,384

		1,458,769

Total Common Stock (Cost $500,848,035)		626,327,212

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.00%
GCI Liberty 7.00% exercise price $25.00, expiration date 12/31/49	535	$13,412

Total Convertible Preferred Stock (Cost $4,017)		13,412

RIGHTS–0.00%
†=pMedia General CVR	5,975	598
†=pNewsstar Financial CVR	2,435	632
†=pSchulman A CVR	1,598	3,052

Total Rights (Cost $0)		4,282

MONEY MARKET FUND–0.26%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	1,606,987	1,606,987

Total Money Market Fund (Cost $1,606,987)		1,606,987

TOTAL VALUE OF SECURITIES–99.95% (Cost $502,459,039)	627,951,893
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	305,374

NET ASSETS APPLICABLE TO 46,057,842 SHARES OUTSTANDING–100.00%	$628,257,267

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted securities was $4,281, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Media General CVR	1/18/17	$—	$598
Newsstar Financial CVR	12/26/17	—	632
Schulman A CVR	8/22/18	—	3,052

Total		$—	$4,282

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation––Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2 Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$14,658,255	$ —	$—	$14,658,255
Air Freight & Logistics	4,569,268	—	—	4,569,268
Airlines	5,639,314	—	—	5,639,314
Auto Components	4,630,251	—	—	4,630,251
Automobiles	3,060,581	—	—	3,060,581
Banks	47,980,042	—	—	47,980,042
Beverages	6,639,901	—	—	6,639,901
Biotechnology	11,512,209	—	—	11,512,209
Building Products	5,015,663	—	—	5,015,663
Capital Markets	18,144,595	—	—	18,144,595
Chemicals	15,146,963	—	—	15,146,963
Commercial Services & Supplies	6,880,155	—	—	6,880,155
Communications Equipment	8,568,278	—	—	8,568,278
Construction & Engineering	3,146,687	—	—	3,146,687
Construction Materials	1,063,020	—	—	1,063,020
Consumer Finance	7,740,674	—	—	7,740,674
Containers & Packaging	5,167,578	—	—	5,167,578
Distributors	1,227,318	—	—	1,227,318
Diversified Consumer Services	3,127,300	—	—	3,127,300
Diversified Financial Services	6,464,898	—	—	6,464,898
Diversified Telecommunication Services	13,430,820	—	—	13,430,820
Electric Utilities	4,901,064	—	—	4,901,064
Electrical Equipment	4,711,472	—	—	4,711,472
Electronic Equipment, Instruments & Components	9,794,376	—	—	9,794,376
Energy Equipment & Services	6,618,745	—	—	6,618,745
Equity Real Estate Investment Trusts	179,315	—	—	179,315
Food & Staples Retailing	9,725,755	—	—	9,725,755
Food Products	9,433,597	—	—	9,433,597
Gas Utilities	1,438,030	—	—	1,438,030
Health Care Equipment & Supplies	13,740,068	—	—	13,740,068
Health Care Providers & Services	21,880,457	—	—	21,880,457
Health Care Technology	1,720,112	—	—	1,720,112
Hotels, Restaurants & Leisure	13,250,225	—	—	13,250,225
Household Durables	5,401,208	—	—	5,401,208
Household Products	4,734,533	—	—	4,734,533
Independent Power & Renewable Electricity Producers	1,691,022	—	—	1,691,022
Industrial Conglomerates	4,528,689	—	—	4,528,689
Insurance	20,828,196	45,618	—	20,873,814
Internet & Direct Marketing Retail	14,893,331	—	—	14,893,331
Internet Software & Services	14,797,020	—	—	14,797,020
IT Services	24,535,123	—	—	24,535,123
Leisure Products	1,763,915	—	—	1,763,915
Life Sciences Tools & Services	5,787,069	—	—	5,787,069
Machinery	20,399,225	—	—	20,399,225
Marine	487,826	—	—	487,826
Media	19,929,175	—	—	19,929,175
Metals & Mining	5,673,403	—	—	5,673,403
Multiline Retail	5,027,883	—	—	5,027,883
Multi-Utilities	2,927,839	—	—	2,927,839
Oil, Gas & Consumable Fuels	35,910,521	—	—	35,910,521

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock (continued)
Paper & Forest Products	$1,365,992	$ —	$ —	$1,365,992
Personal Products	2,233,649	—	—	2,233,649
Pharmaceuticals	19,648,704	—	—	19,648,704
Professional Services	4,858,719	—	—	4,858,719
Real Estate Management & Development	2,108,756	—	—	2,108,756
Road & Rail	8,247,203	—	—	8,247,203
Semiconductors & Semiconductor Equipment	24,039,719	—	—	24,039,719
Software	23,740,991	—	—	23,740,991
Specialty Retail	17,729,720	—	—	17,729,720
Technology Hardware, Storage & Peripherals	21,739,342	—	—	21,739,342
Textiles, Apparel & Luxury Goods	6,410,435	—	—	6,410,435
Thrift & Mortgage Finance	2,969,700	—	—	2,969,700
Tobacco	2,587,046	—	—	2,587,046
Trading Companies & Distributors	5,604,911	—	—	5,604,911
Transportation Infrastructure	161,962	—	—	161,962
Water Utilities	853,012	—	—	853,012
Wireless Telecommunication Services	1,458,769	—	—	1,458,769
Convertible Preferred Stock	13,412	—	—	13,412
Rights	—	—	4,282	4,282
Money Market Fund	1,606,987	—	—	1,606,987

Total Investments	$627,901,993	$45,618	$4,282	$627,951,893

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.61%
Argentina–0.05%
MercadoLibre	1,700	$578,799

		578,799

Brazil–0.01%
†Pagseguro Digital Class A	5,300	146,651

		146,651

Canada–1.07%
Alamos Gold	424,990	1,959,204
Canadian Natural Resources	16,453	537,542
Constellation Software	100	73,539
Crescent Point Energy	116,911	744,016
Husky Energy	270,300	4,746,180
†Shopify Class A	5,000	821,817
Wheaton Precious Metals	149,200	2,610,552

		11,492,850

China–0.48%
†Alibaba Group Holding ADR	7,900	1,301,604
†Baidu ADR	15,400	3,521,672
Guotai Junan Securities Class H	147,400	303,147
†Meituan Dianping Class B	10,700	93,969

		5,220,392

Denmark–0.50%
Vestas Wind Systems	78,987	5,342,128

		5,342,128

Finland–0.14%
Nokia	169,980	942,766
Nokia ADR	103,700	578,646

		1,521,412

France–4.13%
Accor	28,481	1,462,261
AXA	203,686	5,474,735
BNP Paribas	174,105	10,655,042
Cie de Saint-Gobain	113,371	4,889,374
Cie Generale des Etablissements Michelin	30,429	3,637,181
Sanofi	84,294	7,492,893
SES FDR	183,042	4,016,645
Societe Generale	30,458	1,307,380
Veolia Environnement	281,862	5,625,528

		44,561,039

Germany–3.53%
Bayer	84,436	7,500,613
†Delivery Hero	4,103	197,316
Deutsche Bank	40,077	457,311
E.ON	600,225	6,118,705
Infineon Technologies ADR	160,316	3,642,379
LANXESS	61,961	4,537,964
Merck	51,490	5,320,639

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†QIAGEN	65,865	$2,493,005
Siemens ADR	112,405	7,178,183
†Siemens Healthineers	2,581	113,499
thyssenkrupp	17,507	441,898

		38,001,512

Hong Kong–2.76%
China Life Insurance	2,017,000	4,581,075
China Mobil	614,000	6,051,096
China Pacific Insurance Group	248,183	957,434
China Telecom	12,680,000	6,300,842
CK Hutchison Holdings	580,000	6,682,890
Kunlun Energy	2,426,000	2,823,182
Sands China	122,900	556,542
Tencent Holdings	42,400	1,750,520

		29,703,581

Ireland–1.07%
Bank of Ireland Group	691,711	5,296,517
CRH	190,277	6,225,557

		11,522,074

Israel–0.87%
†Check Point Software Technologies	14,998	1,764,815
Teva Pharmaceutical Industries ADR	353,332	7,610,771

		9,375,586

Italy–0.94%
CNH Industrial	72,465	870,802
Enel	320,887	1,643,761
Eni	404,537	7,647,455

		10,162,018

Japan–3.87%
IHI	62,400	2,364,302
Inpex	198,800	2,479,313
JXTG Holdings	82,685	624,613
Keyence	1,200	696,849
†Mercari	2,000	66,097
Mitsui Fudosan	217,600	5,149,854
Nidec	1,500	215,785
Omron	74,800	3,160,007
Panasonic	412,000	4,799,173
†Renesas Electronics	113,402	708,638
Ryohin Keikaku	7,000	2,082,380
Seven & i Holdings	119,700	5,330,769
SoftBank Group	53,900	5,441,234
Sumitomo Metal Mining	53,000	1,859,338
Suntory Beverage & Food	126,400	5,351,030
T&D Holdings	35,642	588,178
Toyo Tire & Rubber	24,800	446,802
ZOZO	11,900	360,289

		41,724,651

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–2.68%
†Adyen	792	$646,445
ASML Holding (New York Shares)	3,400	639,268
ING Groep	466,336	6,055,458
†InterXion Holding	8,000	538,400
Koninklijke KPN	526,147	1,387,926
Koninklijke Philips	19,839	903,742
NN Group	105,507	4,707,633
NXP Semiconductors	41,500	3,548,250
Royal Dutch Shell Class B	299,457	10,495,497
†uniQure	400	14,556

		28,937,175

Norway–0.52%
Yara International	113,154	5,557,076

		5,557,076

Republic of Korea–1.79%
Hana Financial Group	98,564	3,958,554
KB Financial Group	79,471	3,883,100
Samsung Electronics	272,544	11,412,818

		19,254,472

Singapore–0.51%
Singapore Telecommunications	2,337,960	5,541,122

		5,541,122

Switzerland–2.56%
Chubb	31,880	4,260,443
†Credit Suisse Group	33,947	510,208
†Dufry	6,213	700,498
†LafargeHolcim	19,028	939,379
Novartis	29,960	2,576,548
Novartis ADR	34,462	2,969,246
Roche Holding	26,136	6,331,602
Roche Holding ADR	30,300	913,848
†UBS Group	531,342	8,391,890

		27,593,662

Taiwan–0.56%
Taiwan Semiconductor Manufacturing ADR	137,400	6,067,584

		6,067,584

Thailand–0.45%
Bangkok Bank NVDR	740,300	4,807,143

		4,807,143

United Kingdom–6.56%
†Atlassian Class A	7,000	672,980
BAE Systems	777,171	6,379,652
Barclays	1,311,927	2,937,379
BP	144,929	1,113,190
BP ADR	248,019	11,433,676
British American Tobacco	34,714	1,621,851

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
British American Tobacco ADR	7,905	$368,610
GlaxoSmithKline	100,998	2,023,056
HSBC Holdings	705,650	6,237,710
HSBC Holdings (London Shares)	87,323	762,345
Imperial Brands	6,573	228,831
†Just Eat	1,000	8,735
Kingfisher	1,531,720	5,150,825
†Liberty Global Class C	40,500	1,140,480
†LivaNova	21,900	2,714,943
nVent Electric	79,300	2,153,788
Royal Dutch Shell Class A	52,402	1,799,383
Royal Dutch Shell (London Shares) Class A	19,560	672,163
RSA Insurance Group	73,828	553,308
Shire	122,025	7,353,556
†Spotify Technology	1,700	307,411
Standard Chartered	989,874	8,210,844
Vodafone Group	424,197	909,518
Vodafone Group ADR	274,998	5,967,457

		70,721,691

United States–56.56%
†2U	7,200	541,368
Abbott Laboratories	93,840	6,884,102
AbbVie	30,900	2,922,522
†ABIOMED	2,200	989,450
Accenture Class A	60,600	10,314,120
Activision Blizzard	11,200	931,728
†Adobe Systems	8,400	2,267,580
Advance Auto Parts	42,100	7,086,693
Aflac	80,200	3,775,014
Air Products & Chemicals	51,300	8,569,665
Albemarle	118,790	11,852,866
†Align Technology	1,000	391,220
Alleghany	380	247,961
Allergan	46,910	8,935,417
Ally Financial	151,808	4,015,322
†Alphabet Class A	8,160	9,849,773
†Alphabet Class C	1,100	1,312,817
†Altair Engineering Class A	5,600	243,320
†Alteryx Class A	2,400	137,304
Altria Group	14,189	855,739
†Amazon.com	3,900	7,811,700
American International Group	29,086	1,548,539
American Tower	7,100	1,031,630
Amgen	31,970	6,627,061
Amphenol Class A	10,600	996,612
Anadarko Petroleum	10,539	710,434
Analog Devices	104,518	9,663,734
†ANSYS	3,300	616,044
Apache	56,520	2,694,308
†Apergy	38,200	1,663,992

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Apple	18,340	$4,140,072
†Arista Networks	900	239,274
†Aspen Technology	8,600	979,626
AT&T	26,347	884,732
†Audentes Therapeutics	200	7,918
†Autodesk	6,100	952,271
†Avalara	1,600	55,888
Baker Hughes	30,728	1,039,528
Becton Dickinson & Co.	47,010	12,269,610
†Blackline	4,300	242,821
†Bluebird Bio	1,800	262,800
Boeing	5,000	1,859,500
†Booking Holdings	350	694,400
†Bright Horizons Family Solutions	3,600	424,224
Bunge	63,300	4,349,343
†Cadence Design Systems	8,300	376,156
Capital One Financial	89,459	8,492,343
†Cargurus	5,000	278,450
Carlisle	40,930	4,985,274
†Celgene	65,930	5,900,076
Charles Schwab	23,000	1,130,450
†Charter Communications Class A	4,692	1,529,029
Chevron	24,200	2,959,176
Cintas	23,200	4,589,192
Cisco Systems	27,559	1,340,745
CIT Group	18,834	972,023
Citigroup	148,421	10,647,723
Citizens Financial Group	55,001	2,121,389
Cognex	6,400	357,248
Cognizant Technology Solutions Class A	17,668	1,363,086
Colgate-Palmolive	64,000	4,284,800
Comcast Class A	183,110	6,483,925
†CommScope Holding	182,450	5,612,162
†CoStar Group	2,200	925,848
Coty Class A	361,500	4,540,440
CVS Health	57,531	4,528,840
Danaher	7,400	804,084
†Dell Technologies Class V	5,489	533,092
DENTSPLY SIRONA	36,400	1,373,736
†DISH Network Class A	20,443	731,042
†DocuSign	9,100	478,387
Donaldson	43,907	2,558,022
Dover	73,500	6,506,955
†Dropbox Class A	2,000	53,660
Eastman Chemical	34,820	3,332,970
Ecolab	23,300	3,652,974
†Edwards Lifesciences	5,200	905,320
†Elanco Animal Health	3,900	136,071
†Electronic Arts	8,200	988,018
Eli Lilly & Co.	75,509	8,102,871
EOG Resources	38,100	4,860,417

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Equinix	1,600	$692,624
Erie Indemnity Class A	10,700	1,364,571
†Etsy	6,900	354,522
†Eventbrite Class A	1,900	72,143
Exxon Mobil	87,300	7,422,246
†Facebook Class A	13,500	2,220,210
FedEx	3,300	794,607
First Horizon National	26,295	453,852
†Fiserv	8,400	691,992
Fortive	13,400	1,128,280
Gap	71,420	2,060,467
General Dynamics	35,900	7,349,448
General Electric	150,200	1,695,758
General Motors	30,028	1,011,043
†Genomic Health	1,200	84,264
Gilead Sciences	87,550	6,759,735
†GoDaddy Class A	6,500	542,035
†GrubHub	3,600	499,032
†Guidewire Software	7,600	767,676
Hartford Financial Services Group	28,373	1,417,515
HEICO	9,900	916,839
Hewlett Packard Enterprise	60,639	989,022
†Homology Medicines	100	2,286
Honeywell International	69,500	11,564,800
†HubSpot	4,500	679,275
†I3 Verticals Class A	4,500	103,410
†IDEXX Laboratories	6,800	1,697,688
†Illumina	3,300	1,211,298
†Inspire Medical Systems	4,500	189,360
Intel	17,100	808,659
Intercontinental Exchange	13,500	1,011,015
International Paper	16,355	803,848
Intuit	4,700	1,068,780
†Intuitive Surgical	2,140	1,228,360
†iRhythm Technologies	4,500	425,970
John Wiley & Sons Class A	21,800	1,321,080
Johnson & Johnson	48,200	6,659,794
Johnson Controls International	153,157	5,360,495
JPMorgan Chase & Co.	40,945	4,620,234
Kellogg	82,300	5,762,646
Kinder Morgan	91,553	1,623,235
KLA-Tencor	2,300	233,933
†Knowles	163,530	2,717,869
Lam Research	5,800	879,860
†Liberty Broadband Class A	4,200	354,186
LyondellBasell Industries Class A	22,000	2,255,220
Marathon Oil	23,608	549,594
Mastercard Class A	16,700	3,717,587
†Match Group	4,000	231,640
†Mattel	267,600	4,201,320
Matthews International Class A	34,000	1,705,100
McCormick & Co Non-Voting Shares	37,100	4,887,925

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
McDonald’s	30,400	$5,085,616
Medtronic	155,707	15,316,898
Merck & Co.	36,160	2,565,190
MetLife	11,195	523,030
Microsoft	190,537	21,791,717
†MongoDB	2,800	228,340
Monolithic Power Systems	5,500	690,415
Moody’s	5,200	869,440
MSCI	6,500	1,153,165
Nasdaq	400	34,320
†Netflix	4,000	1,496,520
†Neurocrine Biosciences	5,100	627,045
†Neuronetics	2,700	86,562
NIKE Class B	67,500	5,718,600
Nucor	25,300	1,605,285
NVIDIA	6,700	1,882,834
Occidental Petroleum	61,000	5,012,370
Oracle	199,610	10,291,892
†Palo Alto Networks	800	180,208
†PayPal Holdings	9,000	790,560
Pentair	76,900	3,333,615
PepsiCo	45,300	5,064,540
Perrigo	28,700	2,031,960
Pfizer	49,500	2,181,465
†PG&E	12,777	587,870
Plains GP Holdings Class A	32,731	802,891
†Pluralsight Class A	7,200	230,400
Praxair	54,100	8,695,493
Procter & Gamble	45,500	3,786,965
†PTC	200	21,238
†PTC Therapeutics	1,200	56,400
†Q2 Holdings	6,900	417,795
Raytheon	23,100	4,773,846
†RealPage	400	26,360
†Redfin	500	9,350
†Regeneron Pharmaceuticals	800	323,232
ResMed	1,000	115,340
†Rite Aid	40,043	51,255
Roper Technologies	49,000	14,514,290
Ross Stores	69,700	6,907,270
†salesforce.com	16,400	2,608,092
†Sarepta Therapeutics	2,300	371,473
†SBA Communications	6,900	1,108,347
Schlumberger	40,700	2,479,444
†SendGrid	1,200	44,148
†ServiceNow	10,300	2,014,989
†Smartsheet Class A	1,700	53,142
†Splunk	8,100	979,371
†Square Class A	9,800	970,298
Stryker	61,300	10,891,784
†SVMK	2,000	32,060
Symantec	50,785	1,080,705

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Take-Two Interactive Software	1,100	$151,789
Tapestry	99,100	4,981,757
Target	30,900	2,725,689
Texas Instruments	93,650	10,047,709
Thermo Fisher Scientific	3,400	829,872
Tiffany & Co.	47,600	6,138,972
TransUnion	2,000	147,160
†Tyler Technologies	1,800	441,108
†Ultimate Software Group	1,400	451,066
United Parcel Service Class B	93,000	10,857,750
United Technologies	49,600	6,934,576
UnitedHealth Group	5,900	1,569,636
†Veeva Systems Class A	10,600	1,154,022
Versum Materials	23,500	846,235
Visa Class A	21,710	3,258,454
†Vistra Energy	36,800	915,584
Voya Financial	135,637	6,737,090
Walgreens Boots Alliance	152,352	11,106,461
Walmart	38,100	3,577,971
Walt Disney	21,379	2,500,060
†Waters	1,800	350,424
Wells Fargo & Co.	131,489	6,911,062
West Pharmaceutical Services	36,600	4,519,002
Western Digital	10,200	597,108
Williams	36,742	999,015
†Workday Class A	8,300	1,211,634
WW Grainger	8,900	3,180,949
Xilinx	7,500	601,275
Yum Brands	35,130	3,193,668
†Zendesk	7,300	518,300
†Zscaler	2,900	118,262
†Zuora Class A	1,500	34,665

		609,614,144

Total Common Stock (Cost $764,644,755)		987,446,762

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–0.11%
Telecommunications–0.11%
Frontier Communications
10.50% 9/15/22	930,000	$832,350
11.00% 9/15/25	476,000	373,522

Total Corporate Bonds (Cost $1,242,112)		1,205,872

	Number of Shares
PREFERRED STOCK–0.18%
Volkswagen 2.60%	10,669	1,877,906

Total Preferred Stock (Cost $1,473,909)		1,877,906

MONEY MARKET FUND–6.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	74,706,586	74,706,586

Total Money Market Fund (Cost $74,706,586)		74,706,586

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.97%
≠Discount Note–0.83%
Federal Home Loan Bank
2.00% 10/1/18	8,980,000	$8,980,000

		8,980,000

≠U.S. Treasury Obligations–0.14%
U.S. Treasury Bills
1.763% 10/18/18	500,000	499,513
2.068% 12/20/18	1,000,000	995,281

		1,494,794

Total Short Term Investments (Cost $10,474,824)		10,474,794

TOTAL VALUE OF SECURITIES–99.80% (Cost $852,542,186)	1,075,711,920
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	2,145,294

NET ASSETS APPLICABLE TO 29,116,698 SHARES OUTSTANDING–100.00%	$1,077,857,214

Δ	Securities have been classified by country of origin.

†	Non-income producing.

«	Includes $2,548,650 cash collateral held at broker and $123,983 variation margin due to broker on futures contracts as of September 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(289,874)	USD	342,774	11/21/18	$4,743	$—
BAML	JPY	(56,831,169)	USD	515,384	10/22/18	14,304	—
BNYM	CAD	(28,719)	USD	22,075	10/2/18	—	(161)
BNYM	EUR	(22,374)	USD	26,066	10/1/18	82	—
BNYM	KRW	1,338,728,070	USD	(1,207,513)	10/1/18	—	(731)
HSBC	CHF	(499,180)	USD	518,506	11/13/18	7,708	—
HSBC	EUR	(13,264,833)	USD	15,585,905	11/21/18	117,374	—
HSBC	GBP	(4,056,589)	USD	5,302,734	11/26/18	1,173	—
HSBC	HKD	3,761,178	USD	(480,689)	10/2/18	—	(213)
HSBC	JPY	(12,859)	USD	116	10/22/18	4	—
HSBC	KRW	(2,112,700,492)	USD	1,873,417	10/19/18	—	(31,277)
MSC	JPY	(65,727,501)	USD	581,921	10/1/18	3,309	—
UBS	CAD	41,201	USD	(31,850)	10/1/18	51	—
UBS	CHF	(4,585)	USD	4,816	11/13/18	125	—
UBS	EUR	(34,595)	USD	40,589	11/21/18	247	—
UBS	JPY	(7,800,675)	USD	69,667	10/22/18	891	—

Total Foreign Currency Exchange Contracts						$150,011	$(32,382)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
65	British Pound	$5,316,188	$5,345,263	12/18/18	$—	$(29,075)
60	Euro	8,761,500	8,821,966	12/18/18	—	(60,466)
57	Japanese Yen	6,308,475	6,408,845	12/18/18	—	(100,370)

					—	(189,911)

Equity Contracts:
161	E-mini S&P 500 Index	23,497,950	23,386,100	12/24/18	111,850	—
25	E-mini S&P MidCap 400 Index	5,063,000	5,100,937	12/24/18	—	(37,937)
220	Euro STOXX 50 Index	8,651,448	8,486,542	12/24/18	164,906	—
54	FTSE 100 Index	5,269,268	5,111,595	12/24/18	157,673	—
31	Nikkei 225 Index (OSE)	6,580,884	6,117,220	12/14/18	463,664	—

					898,093	(37,937)

Total Futures Contracts					$898,093	$(227,848)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CHF–Swiss Franc

EUR–Euro

FDR–Fiduciary Depositary Receipt

FTSE–Financial Times Stock Exchange

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

GBP–British Pound Sterling

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

KRW–South Korean Won

MSC–Morgan Stanley Capital

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

UBS–Union Bank of Switzerland

USD–United States Dollar

See accompanying notes.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S government securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Argentina	$578,799	$—	$578,799
Brazil	146,651	—	146,651
Canada	9,533,646	1,959,204	11,492,850
China	5,220,392	—	5,220,392
Denmark	5,342,128	—	5,342,128
Finland	1,521,412	—	1,521,412
France	44,561,039	—	44,561,039
Germany	38,001,512	—	38,001,512
Hong Kong	29,703,581	—	29,703,581
Ireland	11,522,074	—	11,522,074
Israel	9,375,586	—	9,375,586
Italy	10,162,018	—	10,162,018
Japan	41,724,651	—	41,724,651
Netherlands	28,937,175	—	28,937,175
Norway	5,557,076	—	5,557,076
Republic of Korea	19,254,472	—	19,254,472
Singapore	5,541,122	—	5,541,122
Switzerland	27,593,662	—	27,593,662
Taiwan	6,067,584	—	6,067,584
Thailand	4,807,143	—	4,807,143
United Kingdom	70,721,691	—	70,721,691
United States	609,614,144	—	609,614,144
Corporate Bonds	—	1,205,872	1,205,872
Preferred Stock	1,877,906	—	1,877,906
Money Market Fund	74,706,586	—	74,706,586
Short-Term Investments	—	10,474,794	10,474,794

Total Investments	$1,062,072,050	$13,639,870	$1,075,711,920

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$150,011	$150,011

Futures Contracts	$898,093	$—	$898,093

Liabilities:
Foreign Currency Exchange Contracts	$—	$(32,382)	$(32,382)

Futures Contracts	$(227,848)	$—	$(227,848)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments, or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between

LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes (continued)

3. Recent Accounting Pronouncements (continued)

levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.10%
Equity Funds–44.69%
²Franklin Growth Fund	29,446	$3,177,191
²Franklin Strategic Series–Franklin
Growth Opportunities Fund	38,153	1,798,154
✢Franklin Templeton Variable Insurance Products
Trust–
Franklin Rising Dividends VIP Fund	92,447	2,718,865
Franklin Small Cap Value VIP Fund	90,382	1,625,965
iShares Core S&P 500 ETF	4,430	1,296,794

		10,616,969

Fixed Income Funds–41.52%
²Franklin Total Return Fund	391,616	3,724,269
iShares Core U.S. Aggregate Bond ETF	49,465	5,219,547
iShares Intermediate-Term Corporate
Bond ETF	17,350	921,285

		9,865,101

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–10.59%
²Franklin Mutual Global Discovery Fund	76,006	$2,515,040

		2,515,040

International Equity Fund–1.99%
iShares Core MSCI EAFE ETF	7,365	471,949

		471,949

Money Market Fund–1.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	311,335	311,335

		311,335

Total Investment Companies (Cost $22,506,876)		23,780,394

TOTAL VALUE OF SECURITIES–100.10% (Cost $22,506,876)	23,780,394
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(23,507)

NET ASSETS APPLICABLE TO 2,218,912 SHARES OUTSTANDING–100.00%	$23,756,887

²	Class R-6 shares.
✢	Class 1 shares.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$23,780,394

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–9.53%
INVESTMENT COMPANY–9.53%
Equity Fund–9.53%
✢Franklin Templeton Variable Insurance Products Trust– Franklin Growth & Income VIP Fund	1,951,649	$31,811,874

Total Affiliated Investment (Cost $28,949,165)		31,811,874

UNAFFILIATED INVESTMENTS–90.39%
INVESTMENT COMPANIES–90.39%
Equity Funds–85.52%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	5,793,379	94,837,620
Franklin Rising Dividends VIP Fund	1,097,830	32,287,167
Mutual Shares VIP Fund	7,340,054	158,251,571

		285,376,358

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	16,230,815	$16,230,815

		16,230,815

Total Unaffiliated Investments (Cost $271,909,972)		301,607,173

TOTAL VALUE OF SECURITIES–99.92% (Cost $300,859,137)	333,419,047
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	266,089

NET ASSETS APPLICABLE TO 30,130,576 SHARES OUTSTANDING–100.00%	$333,685,136

✢ Class 1 shares.

« Includes $592,171 cash collateral held at broker and $18,852 variation margin due to broker for futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
8	British Pound	$654,300	$657,879	12/18/18	$—	$(3,579)
7	Euro	1,022,175	1,029,229	12/18/18	—	(7,054)
7	Japanese Yen	774,725	787,051	12/18/18	—	(12,326)

					—	(22,959)

Equity Contracts:
66	E-mini S&P 500 Index	9,632,700	9,587,016	12/24/18	45,684	—
4	E-mini S&P MidCap 400 Index	810,080	816,059	12/24/18	—	(5,979)
28	Euro STOXX 50 Index	1,101,093	1,080,105	12/24/18	20,988	—
6	FTSE 100 Index	585,474	567,952	12/24/18	17,522	—
3	Nikkei 225 Index (OSE)	636,860	591,989	12/14/18	44,871	—

					129,065	(5,979)

Total Futures Contracts					$129,065	$(28,938)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$31,811,874
Unaffiliated Investments Companies	301,607,173

Total Investments	$333,419,047

Derivatives:
Futures Contracts	$129,065

Liabilities:
Futures Contracts	$(28,938)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels value as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Franklin Templeton Value Managed Volatility Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–9.53%@
Equity Funds–9.53%@
✢Franklin Templeton Variable Insurance Products Trust - Franklin Growth & Income VIP Fund	$31,974,480	$2,644,146	$2,833,925	$27,236	$(63)	$31,811,874	1,951,649	$824,328	$822,806

@As a percentage of Net Assets as of September 30, 2018.

✢Class I shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–4

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.17%
INVESTMENT COMPANIES–92.17%
Equity Funds–24.69%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	306,790	$12,999,326
LVIP SSGA Large Cap 100 Fund	1,854,733	25,762,237
LVIP SSGA Mid-Cap Index Fund	1,927,679	25,586,089
LVIP SSGA S&P 500 Index Fund	7,536,198	150,369,754
LVIP SSGA Small-Cap Index Fund	1,849,432	63,404,063
LVIP T. Rowe Price Growth Stock Fund	838,577	39,085,214

		317,206,683

Fixed Income Funds–55.92%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	6,656,442	67,436,412
LVIP Delaware Bond Fund	18,444,956	247,199,299
LVIP JPMorgan High Yield Fund	3,609,682	39,749,814
LVIP PIMCO Low Duration Bond Fund	4,297,863	43,322,458
LVIP SSGA Bond Index Fund	5,555,032	61,160,906
†LVIP SSGA Short-Term Bond Index Fund	1,220,473	12,313,356
LVIP Western Asset Core Bond Fund	25,547,669	247,301,436

		718,483,681

Global Equity Fund–1.08%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	1,513,157	13,939,206

		13,939,206

Global Fixed Income Fund–0.96%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	1,080,604	12,283,221

		12,283,221

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–9.52%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	1,693,615	$31,428,412
LVIP Mondrian International Value Fund	1,056,064	18,549,757
LVIP SSGA Developed International 150 Fund	1,449,050	13,193,600
LVIP SSGA International Index Fund	6,071,429	59,214,644

		122,386,413

Total Affiliated Investments (Cost $1,023,314,974)		1,184,299,204

UNAFFILIATED INVESTMENTS–7.91%
INVESTMENT COMPANIES–7.91%
Equity Funds–2.47%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	679,085	25,655,815
iShares Core U.S. REIT ETF	126,539	6,121,957

		31,777,772

International Equity Fund–2.97%
iShares MSCI Emerging Markets ETF	890,372	38,214,766

		38,214,766

Money Market Fund–2.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	31,683,301	31,683,301

		31,683,301

Total Unaffiliated Investments (Cost $96,454,987)		101,675,839

TOTAL VALUE OF SECURITIES–100.08% (Cost $1,119,769,961)	1,285,975,043
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,044,590)

NET ASSETS APPLICABLE TO 90,153,252 SHARES OUTSTANDING–100.00%	$1,284,930,453

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

«	Includes $220,320 cash collateral at broker for futures contracts and $17,719 variation margin due from broker on futures contracts as of September 30, 2018.

LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
324	U.S. Treasury 5 yr Notes	$36,442,406	$36,688,196	1/2/19	$(245,790)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$1,184,299,204
Unaffiliated Investment Companies	101,675,839

Total Investments	$1,285,975,043

Derivatives:

Liabilities:
Futures Contracts	$(245,790)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follow

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–92.17%@
Equity Funds–24.69%@
*LVIP MFS Value Fund	$—	$14,545,009	$1,313,149	$(9,786)	$(222,748)	$12,999,326	306,790	$—	$434,297
*LVIP SSGA Large Cap 100 Fund	42,029,318	1,527,666	17,847,144	1,036,342	(983,945)	25,762,237	1,854,733	—	952,913
*LVIP SSGA Mid-Cap Index Fund	41,895,335	1,609,887	18,647,386	4,436,138	(3,707,885)	25,586,089	1,927,679	—	1,341,867
*LVIP SSGA S&P 500 Index Fund	175,343,179	3,899,250	42,158,046	20,569,443	(7,284,072)	150,369,754	7,536,198	—	2,484,330
*LVIP SSGA Small-Cap Index Fund	34,886,648	31,520,276	7,063,266	120,726	3,939,679	63,404,063	1,849,432	—	1,778,432
*LVIP T. Rowe Price Growth Stock Fund	42,215,845	3,156,911	9,470,274	2,641,643	541,089	39,085,214	838,577	30,933	2,763,303
Fixed Income Funds–55.92%@
*LVIP BlackRock Inflation Protected Bond Fund	39,735,454	33,712,842	5,651,504	(47,522)	(312,858)	67,436,412	6,656,442	640,558	—
*LVIP Delaware Bond Fund	265,981,673	7,235,760	22,011,957	(601,258)	(3,404,919)	247,199,299	18,444,956	240,180	—
*LVIP JPMorgan High Yield Fund	52,965,167	2,902,756	16,803,395	(500,864)	1,186,150	39,749,814	3,609,682	117,141	—
*LVIP PIMCO Low Duration Bond Fund	79,227,125	1,696,161	38,012,624	(139,159)	550,955	43,322,458	4,297,863	55,270	—
*LVIP SSGA Bond Index Fund	66,024,298	2,770,422	6,346,856	(203,985)	(1,082,973)	61,160,906	5,555,032	76,474	—
*†LVIP SSGA Short–Term Bond Index Fund	—	13,107,992	905,783	2,537	108,610	12,313,356	1,220,473	—	—
*LVIP Western Asset Core Bond Fund	241,294,954	43,499,498	33,327,491	(1,110,346)	(3,055,179)	247,301,436	25,547,669	422,173	—
Global Equity Fund–1.08%@
*LVIP Clarion Global Real Estate Fund	—	14,937,167	728,015	(3,889)	(266,057)	13,939,206	1,513,157	215,002	—
Global Fixed Income Fund–0.96%@
*†LVIP Global Income Fund	26,397,723	319,207	14,489,481	112,584	(56,812)	12,283,221	1,080,604	—	18,682
International Equity Funds–9.52%@
*LVIP MFS International Growth Fund	42,344,677	633,619	12,987,518	1,684,678	(247,044)	31,428,412	1,693,615	23,382	—
*LVIP Mondrian International Value Fund	27,737,754	1,018,332	9,668,208	1,246,022	(1,784,143)	18,549,757	1,056,064	7,483	138,096
*LVIP SSGA Developed International 150 Fund	14,080,185	902,227	1,379,231	68,111	(477,692)	13,193,600	1,449,050	82,337	—
*LVIP SSGA International Index Fund	84,207,444	2,740,097	26,909,862	569,355	(1,392,390)	59,214,644	6,071,429	137,856	—

Total	$1,276,366,779	$181,735,079	$285,721,190	$29,870,770	$(17,952,234)	$1,184,299,204		$2,048,789	$9,911,920

@ As a percentage of Net Assets as of September 30, 2018.

* Standard Class shares.

† Non-income producing.

LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund

Notes (continued)

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Global Conservative Allocation Managed Risk Fund–5

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.06%
INVESTMENT COMPANIES–92.06%
Equity Funds–38.54%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	19,674,326	$273,276,386
LVIP SSGA Mid-Cap Index Fund	27,264,675	361,884,035
LVIP SSGA S&P 500 Index Fund	97,386,880	1,943,160,411
LVIP SSGA Small-Cap Index Fund	16,743,574	574,019,950
LVIP T. Rowe Price Growth Stock Fund	5,920,668	275,956,430
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,311,701	91,760,604

		3,520,057,816

Fixed Income Funds–25.84%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	23,770,152	240,815,410
LVIP Delaware Bond Fund	51,334,006	687,978,347
LVIP JPMorgan High Yield Fund	20,225,458	222,722,746
LVIP PIMCO Low Duration Bond Fund	23,563,618	237,521,273
LVIP SSGA Bond Index Fund	22,135,407	243,710,830
†LVIP SSGA Short-Term Bond Index Fund	3,856,384	38,907,059
LVIP Western Asset Core Bond Fund	71,101,899	688,266,380

		2,359,922,045

Global Equity Fund–2.18%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	21,583,235	198,824,757

		198,824,757

Global Fixed Income Fund–0.90%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	7,216,915	82,034,670

		82,034,670

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–24.60%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	30,108,743	$558,727,935
LVIP Mondrian International Value Fund	15,675,873	275,346,703
LVIP SSGA Developed International 150 Fund	30,593,042	278,549,644
LVIP SSGA Emerging Markets 100 Fund	20,005,151	186,608,046
LVIP SSGA International Index Fund	97,211,438	948,103,154

		2,247,335,482

Total Affiliated Investments (Cost $6,705,721,620)		8,408,174,770

UNAFFILIATED INVESTMENTS–7.98%
INVESTMENT COMPANIES–7.98%
Equity Funds–1.09%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,401,204	90,717,506
iShares Core U.S. REIT ETF	192,073	9,292,492

		100,009,998

International Equity Fund–3.94%
iShares MSCI Emerging Markets ETF	8,383,058	359,800,849

		359,800,849

Money Market Fund–2.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	269,472,399	269,472,399

		269,472,399

Total Unaffiliated Investments (Cost $676,614,286)		729,283,246

TOTAL VALUE OF SECURITIES–100.04% (Cost $7,382,335,906)	9,137,458,016
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(3,661,672)

NET ASSETS APPLICABLE TO 606,054,486 SHARES OUTSTANDING–100.00%	$9,133,796,344

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

«	Includes $1,660,560 cash collateral held at broker for futures contracts and $133,547 variation margin due from broker on futures contracts as of September 30, 2018.

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
2,442	U.S. Treasury 5 yr Notes	$274,667,765	$276,520,297	1/2/19	$(1,852,532)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$8,408,174,770
Unaffiliated Investment Companies	729,283,246

Total Investments	$9,137,458,016

Derivatives:
Liabilities:
Futures Contracts	$(1,852,532)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–92.06%@
Equity Funds–38.54%@
*LVIP SSGA Large Cap 100 Fund	$281,818,089	$16,635,880	$25,077,070	$589,060	$(689,573)	$273,276,386	19,674,326	$—	$10,087,163
*LVIP SSGA Mid-Cap Index Fund	562,781,975	25,150,965	239,275,688	57,273,154	(44,046,371)	361,884,035	27,264,675	—	18,939,316
*LVIP SSGA S&P 500 Index Fund	2,073,192,783	58,562,167	354,009,426	109,909,206	55,505,681	1,943,160,411	97,386,880	—	32,037,469
*LVIP SSGA Small-Cap Index Fund	281,150,595	292,396,952	29,033,431	35,117	29,470,717	574,019,950	16,743,574	—	16,066,755
*LVIP T. Rowe Price Growth Stock Fund	283,034,190	23,421,620	51,668,077	13,414,247	7,754,450	275,956,430	5,920,668	217,942	19,469,036
*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	94,055,140	6,664,762	15,363,294	3,448,247	2,955,749	91,760,604	3,311,701	—	5,419,882
Fixed Income Funds–25.84%@
*LVIP BlackRock Inflation Protected Bond Fund	83,728,407	168,800,517	10,621,864	(87,127)	(1,004,523)	240,815,410	23,770,152	1,992,255	—
*LVIP Delaware Bond Fund	784,216,622	33,634,842	117,817,483	(3,803,969)	(8,251,665)	687,978,347	51,334,006	667,023	—
*LVIP JPMorgan High Yield Fund	229,709,563	19,209,048	30,408,499	(1,446,834)	5,659,468	222,722,746	20,225,458	654,982	—
*LVIP PIMCO Low Duration Bond Fund	249,520,555	33,361,209	47,063,530	(268,747)	1,971,786	237,521,273	23,563,618	302,388	—
*LVIP SSGA Bond Index Fund	249,863,057	14,558,812	15,821,497	(648,357)	(4,241,185)	243,710,830	22,135,407	304,079	—
*†LVIP SSGA Short-Term Bond Index Fund	—	42,487,206	3,931,617	8,252	343,218	38,907,059	3,856,384	—	—
*LVIP Western Asset Core Bond Fund	719,949,942	49,503,772	68,101,615	(2,276,629)	(10,809,090)	688,266,380	71,101,899	1,172,457	—
Global Equity Fund–2.18%@
*LVIP Clarion Global Real Estate Fund	189,325,834	34,148,878	17,417,564	(263,496)	(6,968,895)	198,824,757	21,583,235	3,060,311	—
Global Fixed Income Fund–0.90%@
*†LVIP Global Income Fund	166,593,512	2,604,404	87,495,168	(43,317)	375,239	82,034,670	7,216,915	—	124,509
International Equity Funds–24.60%@
*LVIP MFS International Growth Fund	568,796,386	19,922,465	51,198,611	2,903,732	18,303,963	558,727,935	30,108,743	414,807	—
*LVIP Mondrian International Value Fund	282,668,213	17,545,335	17,608,840	(123,763)	(7,134,242)	275,346,703	15,675,873	110,843	2,045,580

LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
International Equity Funds (continued)
*LVIP SSGA Developed International 150 Fund	$282,341,135	$22,218,866	$17,474,741	$(181,680)	$(8,353,936)	$278,549,644	30,593,042	$1,734,762	$—
*LVIP SSGA Emerging Markets 100 Fund	190,139,226	24,560,690	17,218,384	17,345	(10,890,831)	186,608,046	20,005,151	1,268,273	—
*LVIP SSGA International Index Fund	1,037,829,992	18,587,104	93,321,308	1,060,958	(16,053,592)	948,103,154	97,211,438	2,202,673	—

Total	$8,610,715,216	$923,975,494	$1,309,927,707	$179,515,399	$3,896,368	$8,408,174,770		$14,102,795	$104,189,710

@ As a percentage of Net Assets as of September 30, 2018.

* Standard Class shares.

† Non-income producing.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Global Growth Allocation Managed Risk Fund–5

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.91%
INVESTMENT COMPANIES–90.91%
Equity Funds–34.17%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	15,519,345	$215,563,696
LVIP SSGA Mid-Cap Index Fund	10,753,270	142,728,148
LVIP SSGA S&P 500 Index Fund	65,856,314	1,314,031,028
LVIP SSGA Small-Cap Index Fund	12,388,326	424,708,980
LVIP T. Rowe Price Growth Stock Fund	4,655,311	216,979,376
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,224,663	144,764,954

		2,458,776,182

Fixed Income Funds–35.65%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	39,143,188	396,559,637
LVIP Delaware Bond Fund	53,006,874	710,398,132
LVIP JPMorgan High Yield Fund	14,741,657	162,335,124
LVIP PIMCO Low Duration Bond Fund	21,431,173	216,026,225
LVIP SSGA Bond Index Fund	29,959,497	329,854,064
†LVIP SSGA Short-Term Bond Index Fund	3,871,611	39,060,688
LVIP Western Asset Core Bond Fund	73,419,376	710,699,557

		2,564,933,427

Global Equity Fund–1.53%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	11,924,832	109,851,555

		109,851,555

Global Fixed Income Fund–0.92%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	5,815,233	66,101,752

		66,101,752

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.64%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	21,144,489	$392,378,281
LVIP Mondrian International Value Fund	11,327,738	198,971,723
LVIP SSGA Developed International 150 Fund	21,554,660	196,255,183
LVIP SSGA Emerging Markets 100 Fund	15,780,165	147,197,379
LVIP SSGA International Index Fund	41,642,821	406,142,436

		1,340,945,002

Total Affiliated Investments (Cost $5,287,018,146)		6,540,607,918

UNAFFILIATED INVESTMENTS–9.13%
INVESTMENT COMPANIES–9.13%
Equity Funds–2.23%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	3,788,181	143,117,477
iShares Core U.S. REIT ETF	358,106	17,325,168

		160,442,645

International Equity Fund–3.95%
iShares MSCI Emerging Markets ETF	6,612,471	283,807,255

		283,807,255

Money Market Fund–2.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	212,505,553	212,505,553

		212,505,553

Total Unaffiliated Investments (Cost $607,269,647)		656,755,453

TOTAL VALUE OF SECURITIES–100.04% (Cost $5,894,287,793)	7,197,363,371
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(2,576,514)

NET ASSETS APPLICABLE TO 470,183,467 SHARES OUTSTANDING–100.00%	$7,194,786,857

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

«	Includes $1,329,400 cash collateral held at broker for futures contracts and $106,914 variation margin due from broker on futures contracts as of September 30, 2018.

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,955	U.S. Treasury 5 yr Notes	$219,891,680	$221,374,767	1/2/19	$(1,483,087)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$6,540,607,918
Unaffiliated Investment Companies	656,755,453

Total Investments	$7,197,363,371

Derivatives:
Liabilities:
Futures Contracts	$(1,483,087)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETF’s). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES– 90.91%@
Equity Funds–34.17%@
*LVIP SSGA Large Cap 100 Fund	$223,774,088	$12,123,875	$20,256,197	$483,290	$(561,360)	$215,563,696	15,519,345	$—	$7,962,752
*LVIP SSGA Mid-Cap Index Fund	223,068,607	9,464,905	93,656,795	21,992,764	(18,141,333)	142,728,148	10,753,270	—	7,475,266
*LVIP SSGA S&P 500 Index Fund	1,421,921,375	37,933,861	258,216,917	91,583,512	20,809,197	1,314,031,028	65,856,314	—	21,680,651
*LVIP SSGA Small-Cap Index Fund	298,053,316	157,226,400	61,942,565	3,177,237	28,194,592	424,708,980	12,388,326	—	11,896,449
*LVIP T. Rowe Price Growth Stock Fund	226,921,839	18,175,561	45,207,374	12,251,664	4,837,686	216,979,376	4,655,311	171,489	15,319,384
*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	149,366,097	10,337,656	25,070,947	4,390,101	5,742,047	144,764,954	5,224,663	—	8,556,871
Fixed Income Funds–35.65%@
*LVIP BlackRock Inflation Protected Bond Fund	136,537,338	278,953,332	16,763,076	(143,392)	(2,024,565)	396,559,637	39,143,188	3,268,116	—
*LVIP Delaware Bond Fund	798,959,398	39,459,222	115,982,973	(3,642,009)	(8,395,506)	710,398,132	53,006,874	689,276	—
*LVIP JPMorgan High Yield Fund	170,231,505	29,449,380	40,287,746	(1,995,345)	4,937,330	162,335,124	14,741,657	477,747	—
*LVIP PIMCO Low Duration Bond Fund	271,526,571	9,818,284	66,995,176	(207,969)	1,884,515	216,026,225	21,431,173	275,227	—
*LVIP SSGA Bond Index Fund	408,207,238	5,717,112	75,920,596	(3,252,209)	(4,897,481)	329,854,064	29,959,497	411,869	—
*†LVIP SSGA Short-Term Bond Index Fund	—	42,068,720	3,359,514	6,908	344,574	39,060,688	3,871,611	—	—
*LVIP Western Asset Core Bond Fund	780,825,397	42,799,254	98,888,427	(3,093,925)	(10,942,742)	710,699,557	73,419,376	1,211,578	—
Global Equity Fund–1.53%@
*LVIP Clarion Global Real Estate Fund	—	115,602,969	3,612,252	(23,305)	(2,115,857)	109,851,555	11,924,832	1,692,093	—
Global Fixed Income Fund–0.92%@
*†LVIP Global Income Fund	135,831,990	1,985,514	71,988,083	(32,110)	304,441	66,101,752	5,815,233	—	100,402

LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
International Equity Funds–18.64%@
*LVIP MFS International Growth Fund	$451,642,309	$8,953,513	$84,249,194	$13,959,440	$2,072,213	$392,378,281	21,144,489	$291,522	$—
*LVIP Mondrian International Value Fund	222,990,183	22,702,043	41,255,842	606,560	(6,071,221)	198,971,723	11,327,738	80,158	1,479,281
*LVIP SSGA Developed International 150 Fund	224,183,492	13,170,523	35,069,344	1,625,587	(7,655,075)	196,255,183	21,554,660	1,223,145	—
*LVIP SSGA Emerging Markets 100 Fund	150,972,961	19,043,427	14,292,255	(209,556)	(8,317,198)	147,197,379	15,780,165	1,000,794	—
*LVIP SSGA International Index Fund	449,816,715	19,575,702	57,138,095	979,597	(7,091,483)	406,142,436	41,642,821	944,267	—

Total	$6,744,830,419	$894,561,253	$1,230,153,368	$138,456,840	$(7,087,226)	$6,540,607,918		$11,737,281	$74,471,056

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

†	Non-income producing.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Global Moderate Allocation Managed Risk Fund–5

LVIP Global Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.82%
Fannie Mae Connecticut Avenue Securities
•Series 2013-C01 M2 7.466% (LIBOR01M + 5.25%) 10/25/23	380,000	$437,061
•Series 2014-C02 1M2 4.816% (LIBOR01M + 2.60%) 5/25/24	775,000	824,366
•Series 2014-C03 1M2 5.216% (LIBOR01M + 3.00%) 7/25/24	688,236	737,867
•Series 2014-C03 2M2 5.116% (LIBOR01M + 2.90%) 7/25/24	164,601	175,904
•Series 2014-C04 1M2 7.116% (LIBOR01M + 4.90%) 11/25/24	361,171	413,561
•Series 2014-C04 2M2 7.216% (LIBOR01M + 5.00%) 11/25/24	355,256	401,476
•Series 2015-C01 1M2 6.516% (LIBOR01M + 4.30%) 2/25/25	375,848	414,626
•Series 2015-C01 2M2 6.766% (LIBOR01M + 4.55%) 2/25/25	432,166	467,702
•Series 2015-C02 1M2 6.216% (LIBOR01M + 4.00%) 5/25/25	604,893	665,235
•Series 2015-C02 2M2 6.216% (LIBOR01M + 4.00%) 5/25/25	347,007	373,580
•Series 2015-C03 1M2 7.216% (LIBOR01M + 5.00%) 7/25/25	204,777	233,607
•Series 2015-C03 2M2 7.216% (LIBOR01M + 5.00%) 7/25/25	474,537	529,707
•Series 2016-C01 2M2 9.166% (LIBOR01M + 6.95%) 8/25/28	470,824	556,891
•Series 2017-C01 1M2 5.766% (LIBOR01M + 3.55%) 7/25/29	465,000	507,641
•Series 2018-C02 2M1 2.866% (LIBOR01M + 0.65%) 8/25/30	486,641	487,315
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 4.416% (LIBOR01M + 2.20%) 2/25/24	170,162	174,841

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2014-DN2 M3 5.816% (LIBOR01M + 3.60%) 4/25/24	250,000	$277,794
•Series 2014-DN3 M3 6.216% (LIBOR01M + 4.00%) 8/25/24	206,047	225,844
•Series 2014-HQ1 M3 6.316% (LIBOR01M + 4.10%) 8/25/24	250,000	274,427
•Series 2014-HQ2 M3 5.966% (LIBOR01M + 3.75%) 9/25/24	700,000	802,771
•Series 2015-DN1 M3 6.366% (LIBOR01M + 4.15%) 1/25/25	898,794	965,060
•Series 2015-DNA1 M3 5.516% (LIBOR01M + 3.30%) 10/25/27	250,000	279,875
•Series 2015-DNA2 M3 6.116% (LIBOR01M + 3.90%) 12/25/27	750,000	828,060
•Series 2015-DNA3 M2 5.066% (LIBOR01M + 2.85%) 4/25/28	480,753	497,707
•Series 2015-HQ1 M3 6.016% (LIBOR01M + 3.80%) 3/25/25	860,000	919,356
•Series 2015-HQ2 M3 5.466% (LIBOR01M + 3.25%) 5/25/25	250,000	280,351
•Series 2015-HQA1 M2 4.866% (LIBOR01M + 2.65%) 3/25/28	470,415	478,193
•Series 2015-HQA1 M3 6.916% (LIBOR01M + 4.70%) 3/25/28	250,000	287,962
•Series 2015-HQA2 M2 5.016% (LIBOR01M + 2.80%) 5/25/28	425,434	437,702
•Series 2016-DNA1 M3 7.766% (LIBOR01M + 5.55%) 7/25/28	250,000	302,442
•Series 2016-DNA2 M3 6.866% (LIBOR01M + 4.65%) 10/25/28	260,000	299,332
•Series 2016-HQA1 M2 4.966% (LIBOR01M + 2.75%) 9/25/28	563,384	574,959

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2016-HQA2 M2 4.466% (LIBOR01M + 2.25%) 11/25/28	216,642	$221,180
•Series 2016-HQA2 M3 7.366% (LIBOR01M + 5.15%) 11/25/28	250,000	296,506

Total Agency Collateralized Mortgage Obligations (Cost $15,287,132)		15,650,901

AGENCY MORTGAGE-BACKED SECURITIES–0.30%
Fannie Mae ARM
•3.372% (H15T1Y + 2.122%) 10/1/32	35,416	37,170
•3.481% (LIBOR12M + 1.66%) 2/1/35	15,074	15,777
•3.587% (LIBOR12M + 1.502%) 9/1/33	144,738	150,593
•3.598% (H15T1Y + 2.00%) 9/1/34	86,289	89,936
•3.617% (LIBOR12M + 1.867%) 1/1/37	5,047	5,328
•3.638% (LIBOR12M + 1.555%) 10/1/35	266,244	274,594
•3.696% (LIBOR12M + 1.545%) 4/1/38	67,524	69,991
•3.75% (LIBOR12M + 1.75%) 3/1/35	28,847	30,081
•3.751% (LIBOR12M + 1.93%) 1/1/37	77,457	81,892
•3.797% (LIBOR12M + 1.334%) 10/1/37	20,648	21,329
•3.799% (H15T1Y + 2.143%) 7/1/34	31,820	33,408
•3.917% (LIBOR06M + 1.523%) 11/1/34	29,316	30,299
•3.927% (LIBOR12M + 1.439%) 11/1/37	26,468	27,401
•4.082% (H15T1Y + 2.21%) 4/1/34	139,964	147,438
•4.219% (LIBOR12M + 1.844%) 5/1/36	7,033	7,417
•4.32% (H15T1Y + 2.205%) 6/1/35	558,280	580,335
•4.338% (LIBOR12M + 1.84%) 5/1/38	34,100	35,862
•4.452% (H15T1Y + 2.205%) 9/1/33	48,256	50,901
•4.548% (LIBOR12M + 1.817%) 6/1/36	29,911	31,550

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•4.566% (LIBOR12M + 1.816%) 8/1/36	21,660	$22,971
Freddie Mac ARM
•3.50% (H15T1Y + 2.25%) 10/1/34	13,800	14,535
•3.627% (H15T1Y + 2.28%) 1/1/35	113,805	119,231
•3.659% (H15T1Y + 2.409%) 11/1/33	11,660	12,388
•3.799% (LIBOR12M + 2.059%) 11/1/36	13,342	14,146
•3.862% (LIBOR12M + 1.831%) 4/1/38	103,374	109,020
•3.894% (H15T1Y + 2.25%) 3/1/34	13,138	13,854
•3.988% (LIBOR12M + 1.888%) 5/1/38	23,582	24,793
•4.043% (LIBOR06M + 1.595%) 1/1/36	11,398	11,783
•4.113% (H15T1Y + 2.251%) 1/1/35	110,566	116,219
•4.147% (H15T1Y + 2.371%) 8/1/31	18,747	19,438
•4.304% (H15T1Y + 2.439%) 4/1/30	39,451	41,073
•4.354% (LIBOR12M + 1.869%) 5/1/38	294,043	309,647
•4.70% (H15T1Y + 2.45%) 7/1/36	64,895	67,005

Total Agency Mortgage-Backed Securities (Cost $2,588,681)		2,617,405

ΔCORPORATE BONDS–5.43%
Australia–0.24%
FMG Resources August 2006 4.75% 5/15/22	100,000	99,375
Westpac Banking
2.10% 2/25/21	1,500,000	1,459,338
2.25% 11/9/20	500,000	489,986

		2,048,699

Canada–0.07%
Harvest Operations 4.20% 6/1/23	100,000	101,483
Royal Bank of Canada 2.10% 10/14/20	500,000	489,367

		590,850

Cayman Islands–0.13%
Alibaba Group Holding 2.50% 11/28/19	600,000	596,980
JD.com 3.125% 4/29/21	300,000	291,599

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Cayman Islands (continued)
•Seven & Seven 3.542% (LIBOR06M + 1.00%) 9/11/19		60,000	$59,801
Tencent Holdings 2.985% 1/19/23		200,000	193,824

			1,142,204

China–0.17%
Export-Import Bank of China 2.50% 7/31/19		600,000	595,826
Industrial & Commercial Bank of China
2.957% 11/8/22		300,000	288,493
3.231% 11/13/19		600,000	597,977

			1,482,296

France–0.15%
Dexia Credit Local 2.375% 9/20/22		300,000	289,757
Electricite de France 2.15% 1/22/19		1,000,000	998,385

			1,288,142

Germany–0.14%
•Deutsche Bank 3.632% (LIBOR03M + 1.31%) 8/20/20		600,000	604,443
Norddeutsche Landesbank Girozentrale 2.00% 2/5/19		600,000	598,561

			1,203,004

Italy–0.14%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	735,761
Intesa Sanpaolo 3.875% 1/15/19		500,000	500,475

			1,236,236

Luxembourg–0.09%
Allergan Funding 3.45% 3/15/22		600,000	596,459
Altice Financing 7.50% 5/15/26		200,000	195,500

			791,959

Mexico–0.01%
Coca-Cola Femsa 4.625% 2/15/20		100,000	101,751

			101,751

Netherlands–0.11%
•ING Bank 3.086% (LIBOR03M + 0.69%) 10/1/19		500,000	502,223
LyondellBasell Industries 6.00% 11/15/21		300,000	318,753
OI European Group 4.00% 3/15/23		100,000	95,250

			916,226

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Republic of Korea–0.07%
Korea East-West Power 3.875% 7/19/23		200,000	$199,801
Woori Bank 4.75% 4/30/24		350,000	350,550

			550,351

South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22		94,832	3,310

			3,310

Spain–0.06%
Banco Popular Espanol 1.00% 3/3/22	EUR	100,000	119,149
Telefonica Emisiones 5.134% 4/27/20		400,000	411,256

			530,405

United Kingdom–0.33%
Aptiv 3.15% 11/19/20		500,000	495,723
HSBC Holdings 3.40% 3/8/21		200,000	199,680
Imperial Brands Finance 2.95% 7/21/20		400,000	396,265
Petrofac 3.40% 10/10/18		200,000	199,997
Sinopec Group Overseas Development 2015 2.50% 4/28/20		500,000	492,040
Sinopec Group Overseas Development 2017 2.375% 4/12/20		300,000	295,952
µStandard Chartered 3.885% 3/15/24		200,000	195,620
State Grid Overseas Investment 2014 2.75% 5/7/19		300,000	299,056
State Grid Overseas Investment 2016 2.75% 5/4/22		300,000	290,280

			2,864,613

United States–3.72%
Amazon.com 2.40% 2/22/23		300,000	288,931
American Airlines Group 5.50% 10/1/19		100,000	101,875
American Tower 3.30% 2/15/21		500,000	497,238
Amgen 2.20% 5/11/20		300,000	295,834
Anadarko Petroleum 4.85% 3/15/21		200,000	205,654
Anheuser-Busch InBev Finance 2.65% 2/1/21		600,000	591,619
Anthem 2.50% 11/21/20		500,000	492,341
Bank of America
2.151% 11/9/20		400,000	391,551
2.65% 4/1/19		700,000	700,102
•3.379% (LIBOR03M + 1.04%) 1/15/19		500,000	501,490

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Bank of America (continued)
µ3.55% 3/5/24	500,000	$494,560
•Bank of New York Mellon 3.182% (LIBOR03M + 0.87%) 8/17/20	500,000	505,901
Bayer US Finance II 3.875% 12/15/23	200,000	198,890
Biogen 2.90% 9/15/20	700,000	696,702
California Resources 8.00% 12/15/22	73,000	69,898
Calpine 5.375% 1/15/23	400,000	379,500
Capital One Bank USA 2.30% 6/5/19	800,000	797,317
Capital One Financial 2.50% 5/12/20	1,000,000	988,374
Celgene
2.25% 8/15/21	400,000	386,872
2.75% 2/15/23	200,000	191,919
CHS 8.125% 6/30/24	100,000	83,638
Citigroup
2.40% 2/18/20	800,000	792,680
•3.109% (LIBOR03M + 0.77%) 4/8/19	200,000	200,666
CNH Industrial Capital 3.875% 10/15/21	400,000	399,881
Crown Castle International 3.15% 7/15/23	300,000	289,419
CVS Health
2.80% 7/20/20	300,000	297,344
3.70% 3/9/23	200,000	199,155
DAE Funding 4.00% 8/1/20	100,000	99,125
Dell International 3.48% 6/1/19	400,000	401,076
Devon Energy 3.25% 5/15/22	300,000	294,978
DISH DBS 5.875% 7/15/22	100,000	97,981
Dollar Tree 3.70% 5/15/23	500,000	493,948
Dominion Energy
2.50% 12/1/19	500,000	496,264
2.579% 7/1/20	400,000	394,789
Enable Midstream Partners 2.40% 5/15/19	400,000	398,383
Energy Transfer Partners 4.20% 9/15/23	200,000	201,808
Enterprise Products Operating
2.55% 10/15/19	200,000	199,255
5.25% 1/31/20	400,000	410,731
Express Scripts Holding 4.75% 11/15/21	100,000	103,288
Fiserv 2.70% 6/1/20	600,000	594,938
Glencore Funding 3.00% 10/27/22	100,000	96,009
Goldman Sachs Group 2.625% 4/25/21	300,000	294,010

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Goldman Sachs Group (continued)
•3.534% (LIBOR03M + 1.20%) 9/15/20	1,300,000	$1,320,786
Halfmoon Parent 3.75% 7/15/23	100,000	99,802
HCA 5.875% 5/1/23	100,000	105,750
Jackson National Life Global Funding 2.25% 4/29/21	500,000	486,261
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	498,205
2.20% 10/22/19	1,000,000	993,328
2.40% 6/7/21	200,000	195,075
Juniper Networks 3.125% 2/26/19	500,000	500,812
Kinder Morgan 3.05% 12/1/19	200,000	199,836
Kraft Heinz Foods
3.50% 6/6/22	600,000	596,779
3.50% 7/15/22	200,000	198,652
4.00% 6/15/23	500,000	501,949
Kroger 2.60% 2/1/21	500,000	490,491
Marriott International 2.875% 3/1/21	500,000	492,743
Maxim Integrated Products 2.50% 11/15/18	1,000,000	999,869
Metropolitan Life Global Funding I 3.875% 4/11/22	300,000	303,449
Morgan Stanley
2.80% 6/16/20	400,000	397,022
•3.192% (LIBOR03M + 0.85%) 1/24/19	200,000	200,495
•3.477% (LIBOR03M + 1.14%) 1/27/20	800,000	809,781
Navient
5.50% 1/15/19	350,000	352,188
6.625% 7/26/21	100,000	104,500
8.00% 3/25/20	250,000	263,750
NBCUniversal Enterprise 1.974% 4/15/19	300,000	298,674
New York Life Global Funding 2.10% 1/2/19	1,000,000	998,998
Nuveen Finance 2.95% 11/1/19	300,000	299,668
Owens-Brockway Glass Container 5.00% 1/15/22	100,000	100,875
PetSmart 7.125% 3/15/23	200,000	144,750
Protective Life Global Funding
1.722% 4/15/19	300,000	298,407
2.262% 4/8/20	400,000	393,968
PSEG Power 3.00% 6/15/21	500,000	492,567
Regions Financial 3.20% 2/8/21	300,000	298,770
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	312,198
Sanchez Energy 7.75% 6/15/21	150,000	105,750
Southern 2.35% 7/1/21	400,000	388,108

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Sprint Spectrum
3.36% 9/20/21	150,000	$149,814
4.738% 3/20/25	200,000	200,410
Sunoco 4.875% 1/15/23	100,000	99,250
Talen Energy Supply 9.50% 7/15/22	200,000	201,000
Tech Data 3.70% 2/15/22	100,000	97,959
Tenet Healthcare 5.50% 3/1/19	160,000	161,600
Warner Media 2.10% 6/1/19	500,000	497,495
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	693,448

		31,961,166

Total Corporate Bonds (Cost $47,292,994)		46,711,212

MUNICIPAL BONDS–0.12%
Commonwealth of Pennsylvania Second Series 5.00% 1/15/20	400,000	414,840
San Jose California Redevelopment Agency Successor Agency Senior Series A-T 2.48% 8/1/21	90,000	88,425
Senior Series A-T 2.63% 8/1/22	300,000	293,601
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	192,908

Total Municipal Bonds (Cost $1,002,076)		989,774

NON-AGENCY ASSET-BACKED SECURITIES–2.26%
American Express Credit Account Master Trust Series 2017-1 B 2.10% 9/15/22	500,000	493,554
American Homes 4 Rent Series 2015-SFR1 A 3.467% 4/17/52	328,142	322,339
•Atrium XIV Series 14A B 4.01% (LIBOR03M + 1.70%) 8/23/30	300,000	299,684
•BCC Middle Market CLO Series 2018-1A A2 4.37% (LIBOR03M + 2.15%) 10/20/30	250,000	250,000
•BlueMountain CLO Series 2018-1A B 4.039% (LIBOR03M + 1.70%) 7/30/30	272,725	272,446

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•BlueMountain Fuji US CLO II Series 2017-2A B 4.509% (LIBOR03M + 2.15%) 10/20/30	350,000	$350,744
Capital One Multi-Asset Execution Trust Series 2017-A4 A4 1.99% 7/17/23	820,000	803,185
•Carlyle GMS Finance MM CLO Series 2015-1A A2R 4.539% (LIBOR03M + 2.20%) 10/15/31	250,000	250,000
•Carlyle US CLO Series 2017-2A B 4.748% (LIBOR03M + 2.40%) 7/20/31	250,000	250,388
•Catamaran CLO Series 2014-2A BR 5.283% (LIBOR03M + 2.95%) 10/18/26	606,600	605,602
•Centerline REIT Series 2004-RR3 A2 4.76% 9/21/45	59,858	60,301
Citibank Credit Card Issuance Trust Series 2017-A3 A3 1.92% 4/7/22	600,000	590,519
•Colony American Homes Series 2015-1A A 3.331% (LIBOR01M + 1.20%) 7/17/32	520,315	520,959
Discover Card Execution Note Trust Series 2018-A4 A4 3.11% 1/16/24	625,000	624,621
•Dryden 49 Senior Loan Fund Series 2017-49A C 4.683% (LIBOR03M + 2.35%) 7/18/30	100,000	100,190
•Dryden 53 CLO Series 2017-53A C 4.039% (LIBOR03M + 1.70%) 1/15/31	300,000	293,506
•Eaton Vance CLO Series 2014-1RA C 4.257% (LIBOR03M + 2.10%) 7/15/30	250,000	249,486
•Invitation Homes Trust Series 2018-SFR3 A 3.158% (LIBOR01M + 1.00%) 7/17/37	539,499	542,757
•Long Point Park CLO Series 2017-1A B 4.036% (LIBOR03M + 1.70%) 1/17/30	300,000	294,534
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 5.466% (LIBOR01M + 3.25%) 3/25/32	37,004	37,342
•Madison Park Funding XXIII Series 2017-23A C 4.687% (LIBOR03M + 2.35%) 7/27/30	400,000	400,478

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXIX
•Series 2018-29A A-2 0.00% (LIBOR03M + 1.45%) 10/18/30	1,036,364	$1,036,364
•Series 2018-29A B 0.00% (LIBOR03M + 1.65%) 10/18/30	1,000,000	1,000,000
Mill City Mortgage Loan Trust
•Series 2017-3 A1 2.75% 1/25/61	485,362	474,057
•Series 2018-1 A1 3.25% 5/25/62	515,466	511,424
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 4.039% (LIBOR03M + 1.70%) 1/15/30	300,000	292,604
•Octagon Investment Partners 31 Series 2017-1A C 4.748% (LIBOR03M + 2.40%) 7/20/30	65,415	65,444
•Octagon Investment Partners 35 Series 2018-1A A1B 3.448% (LIBOR03M + 1.10%) 1/20/31	250,000	249,840
Progress Residential Trust
Series 2015-SFR2 A 2.74% 6/12/32	98,295	96,902
Series 2017-SFR1 A 2.768% 8/17/34	199,360	192,188
Series 2018-SFR2 A 3.712% 8/17/35	140,000	139,319
•RAAC Trust Series 2004-SP1 AII 2.916% (LIBOR01M + 0.70%) 3/25/34	169,148	165,643
Towd Point Mortgage Trust
•Series 2015-2 2A1 3.75% 11/25/57	50,254	50,286
•Series 2015-3 A1A 3.50% 3/25/54	181,885	181,555
•Series 2015-3 A1B 3.00% 3/25/54	97,750	96,990
•Series 2016-1 A1 3.50% 2/25/55	387,922	386,591
•Series 2016-3 A1 2.25% 4/25/56	645,816	630,073
•Series 2016-4 A1 2.25% 7/25/56	897,204	871,705
•Series 2016-5 A1 2.50% 10/25/56	375,719	365,080
•Series 2017-1 A1 2.75% 10/25/56	761,572	745,627
•Series 2017-2 A1 2.75% 4/25/57	794,542	779,621
•Series 2017-4 A1 2.75% 6/25/57	764,211	742,717

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
•Series 2017-5 A1 2.816% (LIBOR01M + 0.60%) 2/25/57	223,132	$223,332
•Series 2018-1 A1 3.00% 1/25/58	184,235	180,747
•Series 2018-3 A1 3.75% 5/25/58	597,929	598,075
•Series 2018-4 A1 3.00% 6/25/58	414,947	402,553
•=Series 2018-5 A1A 3.25% 7/25/58	190,000	187,497
•Webster Park CLO Series 2015-1A A2R 3.948% (LIBOR03M + 1.60%) 7/20/30	250,000	249,746
West CLO
•Series 2014-1A A2R 3.683% (LIBOR03M + 1.35%) 7/18/26	310,000	308,055
•Series 2014-1A BR 4.183% (LIBOR03M + 1.85%) 7/18/26	560,000	556,769

Total Non-Agency Asset-Backed Securities (Cost $19,577,023)		19,393,439

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.43%
•◆CHL Mortgage Pass Through Trust Series 2004-11 2A1 3.611% 7/25/34	60,045	59,971
•=CIM Trust Series 2018-INV1 A4 4.00% 8/25/48	400,000	397,596
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	107,133	104,886
•HarborView Mortgage Loan Trust Series 2004-1 3A 4.19% 4/19/34	197,203	204,139
•Impac Secured Assets Series 2004-4 M1 2.981% (LIBOR01M + 0.765%) 2/25/35	49,264	49,253
•IndyMac Index Mortgage Loan Trust Series 2005-AR1 1A1 3.823% 3/25/35	276,713	278,847
•JPMorgan Mortgage Trust Series 2004-A1 5A1 3.756% 2/25/34	243,742	249,383
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 2.956% (LIBOR01M + 0.74%) 3/25/28	37,898	36,373
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 4.356% 10/25/34	240,019	240,643

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust (continued)
•Series 2004-10AR 2A2 4.246% 11/25/34	153,739	$155,913
•New York Mortgage Trust Series 2005-3 M1 2.891% (LIBOR01M + 0.675%) 2/25/36	18,646	16,920
•Sequoia Mortgage Trust Series 2004-10 A2 2.805% (LIBOR01M + 0.64%) 11/20/34	267,191	264,016
•Structured ARM Loan Trust Series 2004-12 3A1 4.328% 9/25/34	203,087	202,802
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 2.868% (LIBOR01M + 0.70%) 1/19/34	221,127	216,001
•Series 2004-AR6 A1A 2.868% (LIBOR01M + 0.70%) 2/19/35	267,252	260,397
WaMu Mortgage Pass Through Certificates Trust
•◆Series 2005-AR8 2AB2 3.056% (LIBOR01M + 0.84%) 7/25/45	101,731	101,680
•◆Series 2005-AR19 A1A1 2.486% (LIBOR01M + 0.27%) 12/25/45	263,958	266,550
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 3.811% 11/25/33	201,064	204,591
•Series 2003-O 1A2 3.68% 1/25/34	62,325	64,295
•Series 2004-X 1A1 4.197% 11/25/34	79,114	80,198
•Series 2005-AR9 2A2 4.51% 10/25/33	264,720	264,744

Total Non-Agency Collateralized Mortgage Obligations (Cost $3,646,767)		3,719,198

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.39%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK-A 2.959% 12/10/30	282,000	278,365
•*BANK Series 2018-BN13 XA 0.671% 8/15/61	4,952,044	179,836
•CD Commercial Mortgage Trust Series 2005-CD1 E 5.43% 7/15/44	48,353	48,301

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•COMM Mortgage Trust Series 2014-277P A 3.732% 8/10/49	170,000	$170,746
Commercial Mortgage Trust
•Series 2006-GG7 AJ 5.928% 7/10/38	301,000	276,099
•Series 2006-GG7 AM 5.928% 7/10/38	71,890	71,873
Core Industrial Trust Series 2015-CALW A 3.04% 2/10/34	735,220	727,471
•*Csail Commercial Mortgage Trust Series 2015-C2 XA 0.951% 6/15/57	6,646,666	261,907
•GE Commercial Mortgage Series 2007-C1 AM 5.606% 12/10/49	58,524	58,401
•JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 F 5.896% 12/15/44	196,899	196,722
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.555% 11/12/37	903	902
OBP Depositor Trust Series 2010-OBP A 4.646% 7/15/45	730,000	744,169
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 A2 2.399% 11/15/49	378,000	366,893

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,477,662)		3,381,685

LOAN AGREEMENTS–1.04%
•Altice US Finance I Tranche B 1st Lien 4.492% (LIBOR03M + 2.25%) 7/28/25	24,617	24,645
•AMC Entertainment Holdings Tranche B 1st Lien
4.384% (LIBOR03M + 2.25%) 12/15/22	14,937	14,952
4.384% (LIBOR03M + 2.25%) 12/15/23	85,142	85,284
•American Airlines 2017 Replacement Term Loan 4.133% (LIBOR03M + 2.00%) 10/10/21	189,299	189,432

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•American Airlines Tranche B 1st Lien 3.98% (LIBOR03M + 1.75%) 6/27/25	400,000	$393,036
•Ascena Retail Group Tranche B 1st Lien 6.75% (LIBOR03M + 4.50%) 8/21/22	292,874	284,149
•Ashland Tranche B 1st Lien 4.165% (LIBOR03M + 2.00%) 5/25/24	389,520	390,883
•Avis Budget Car Rental Tranche B 1st Lien 4.25% (LIBOR03M + 2.00%) 2/13/25	203,892	204,243
•B&G Foods 1st Lien 7.00% (LIBOR03M + 2.00%) 11/2/22	182,195	182,944
•Bausch Health Tranche B 1st Lien 5.104% (LIBOR03M + 3.00%) 5/30/25	57,471	57,828
•Bowie Resource Holdings Tranche B 1st Lien 9.992% (LIBOR03M + 7.75%) 8/12/20	128,250	126,540
•Caraustar Industries 1st Lien 7.886% (LIBOR03M + 5.50%) 3/9/22	35,518	35,880
•Chemours 1st Lien 4.00% (LIBOR03M + 1.75%) 4/3/25	42,484	42,603
•CommScope Tranche B 1st Lien 4.242% (LIBOR03M + 2.00%) 12/29/22	83,172	83,657
•CROWN Americas Tranche B 1st Lien 4.163% (LIBOR03M + 2.00%) 4/3/25	230,133	231,550
•CSC Holdings Tranche B 1st Lien 4.408% (LIBOR03M + 2.25%) 7/17/25	82,002	82,138
•DaVita Tranche B 1st Lien 4.992% (LIBOR03M + 2.75%) 6/24/21	191,831	192,835
•EFS Cogen Holdings I Tranche B 1st Lien 5.64% (LIBOR03M + 3.25%) 6/28/23	14,550	14,519

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Endo International Tranche B 1st Lien 6.50% (LIBOR03M + 4.25%) 4/27/24	216,913	$218,698
•Evergreen Acqco 1 Tranche C 1st Lien 6.097% (LIBOR03M + 3.75%) 10/3/19	181,626	176,956
•Fieldwood Energy 1st Lien 7.492% (LIBOR03M + 5.25%) 4/11/22	604,108	609,092
•General Nutrition Centers Tranche B 1st Lien 11.00% (LIBOR03M + 8.75%) 3/4/21	125,698	124,126
•Global Tel*Link Tranche B 1st Lien 6.386% (LIBOR03M + 4.00%) 5/21/20	25,858	26,055
•Gray Television Tranche B2 1st Lien 4.604% (LIBOR03M + 2.50%) 2/7/24	168,607	169,209
•Greektown Holdings Tranche B 1st Lien 5.242% (LIBOR03M + 3.00%) 4/25/24	223,111	223,576
•Harbor Freight Tools USA 1st Lien 4.742% (LIBOR03M + 2.50%) 8/16/23	147,359	147,643
•Harsco Tranche B2 1st Lien 4.50% (LIBOR03M + 2.25%) 12/18/24	28,867	29,056
•HCA Tranche B11 1st Lien 3.992% (LIBOR03M + 1.75%) 3/18/23	158,561	159,955
•Hertz Tranche B 1st Lien 4.83% (LIBOR03M + 2.75%) 6/30/23	292,443	291,895
•IQVIA Tranche B2 1st Lien 4.386% (LIBOR03M + 2.00%) 1/18/25	195,130	195,546
•IQVIA Tranche B3 1st Lien 4.136% (LIBOR03M + 1.75%) 6/11/25	58,360	58,409
•JBS USA LUX Tranche B 1st Lien 4.837% (LIBOR03M + 2.50%) 10/30/22	302,712	303,826

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•KAR Auction Services Tranche B5 1st Lien 4.938% (LIBOR03M + 2.50%) 3/9/23	47,199	$47,494
•Las Vegas Sands Tranche B 3.992% (LIBOR03M + 1.75%) 3/27/25	79,600	79,621
•Mediacom Illinois 1st Lien 3.92% (LIBOR03M + 1.75%) 2/15/24	539,108	539,108
•Mission Broadcasting 1st Lien 4.604% (LIBOR03M + 2.50%) 1/17/24	32,910	33,095
•Navios Maritime Midstream Partners Tranche B 1st Lien 6.84% (LIBOR03M + 4.50%) 6/18/20	130,949	126,365
•Navistar Tranche B 1st Lien 5.64% (LIBOR03M + 3.50%) 11/6/24	127,906	128,839
•Nexstar Broadcasting Tranche B 1st Lien 4.604% (LIBOR03M + 2.50%) 1/17/24	234,658	235,978
•NRG Energy Tranche B 1st Lien 4.136% (LIBOR03M + 1.75%) 6/30/23	117,300	117,557
•ON Semiconductor Tranche B 1st Lien 3.992% (LIBOR03M + 1.75%) 3/31/23	138,427	138,782
•Onsite Rental Group 1st Lien 2.311% (LIBOR03M) 10/25/22	88,583	87,697
•Onsite Rental Group Secured Note 8.05% (LIBOR03M + 5.74%) 10/23/26	121,112	93,862
•OSG Bulk Ships Tranche B - Exit 1st Lien 6.77% (LIBOR03M + 4.25%) 8/5/19	89,837	89,164
•Oxbow Carbon Tranche A 1st Lien 4.992% (LIBOR03M + 2.75%) 1/4/22	111,000	111,278
•Oxbow Carbon Tranche B 1st Lien 5.992% (LIBOR03M + 3.75%) 1/4/23	77,000	77,931
•Pinnacle Foods Finance Tranche B 1st Lien 3.854% (LIBOR03M + 1.75%) 2/3/24	34,058	34,103

		Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Post Holdings Tranche B 1st Lien 4.22% (LIBOR03M + 2.00%) 5/24/24		148,120	$148,358
•Rackspace Hosting Tranche B 1st Lien 5.348% (LIBOR03M + 3.00%) 11/3/23		47,870	47,324
•RBS Global Tranche B 1st Lien 4.569% (LIBOR03M + 2.25%) 8/21/24		350,000	352,168
•Smart & Final Stores Tranche B 1st Lien 5.742% (LIBOR03M + 3.50%) 11/15/22		99,791	98,046
•Spectrum Brands Tranche B 1st Lien 4.34% (LIBOR03M + 2.00%) 6/23/22		192,075	193,344
•Syneos Health Tranche B 1st Lien 4.242% (LIBOR03M + 2.00%) 8/1/24		366,028	367,030
•TI Group Automotive Systems Tranche B 1st Lien 4.742% (LIBOR03M + 2.50%) 6/30/22		101,492	101,962
•Trans Union Tranche A2 1st Lien 3.992% (LIBOR03M + 1.75%) 8/19/22		60,923	61,037
•US Renal Care 1st Lien 6.636% (LIBOR03M + 4.25%) 12/31/22		137,573	134,391
•WEX Tranche B2 1st Lien 4.492% (LIBOR03M + 2.25%) 7/1/23		93,144	93,623

Total Loan Agreements (Cost $8,920,896)			8,909,317

ΔSOVEREIGN BONDS–45.24%
Australia–3.31%
Australia Government Bonds
3.00% 3/21/47	AUD	8,600,000	6,047,514
3.25% 4/21/25	AUD	10,400,000	7,873,435
4.75% 4/21/27	AUD	9,500,000	7,990,728
5.25% 3/15/19	AUD	9,000,000	6,607,776

			28,519,453

Brazil–0.67%
≠Brazil Letras do Tesouro Nacional 10.865% 7/1/20	BRL	1,240,000	264,704

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	4,810,000	$1,204,128
10.00% 1/1/25	BRL	10,525,000	2,459,323
10.00% 1/1/27	BRL	7,989,000	1,819,682

			5,747,837

Canada–2.52%
Canadian Government Bonds
0.75% 9/1/21	CAD	7,500,000	5,562,420
1.50% 6/1/26	CAD	11,550,000	8,377,718
1.75% 3/1/19	CAD	4,500,000	3,483,080
≠2.312% 6/1/37	CAD	4,000,000	4,276,607

			21,699,825

France–1.03%
French Republic Government Bond O.A.T.
1.25% 5/25/36	EUR	3,500,000	4,035,136
1.50% 5/25/31	EUR	3,900,000	4,791,512

			8,826,648

Ghana–0.25%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	31,856
16.50% 3/22/21	GHS	150,000	28,456
17.60% 11/28/22	GHS	50,000	9,495
18.25% 9/21/20	GHS	100,000	20,180
18.75% 1/24/22	GHS	1,280,000	251,409
19.00% 11/2/26	GHS	3,850,000	720,571
19.75% 3/25/24	GHS	1,280,000	251,687
19.75% 3/15/32	GHS	3,850,000	732,760
21.50% 3/9/20	GHS	100,000	21,293
24.50% 6/21/21	GHS	50,000	11,103
24.75% 3/1/21	GHS	150,000	33,586
24.75% 7/19/21	GHS	150,000	33,407

			2,145,803

India–1.45%
India Government Bonds
8.13% 9/21/22	INR	840,000,000	11,639,950
8.83% 11/25/23	INR	60,000,000	850,710

			12,490,660

Indonesia–1.41%
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	130,488,000,000	8,121,841
8.25% 7/15/21	IDR	1,870,000,000	127,434
8.375% 3/15/34	IDR	29,440,000,000	1,946,808
8.75% 5/15/31	IDR	14,332,000,000	990,636
9.00% 3/15/29	IDR	5,142,000,000	362,795
10.00% 2/15/28	IDR	7,040,000,000	521,517
10.50% 8/15/30	IDR	1,160,000,000	90,423

			12,161,454

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy–5.62%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	5,650,000	$6,314,768
0.95% 3/1/23	EUR	5,000,000	5,496,411
1.45% 5/15/25	EUR	7,500,000	8,040,834
2.00% 2/1/28	EUR	11,500,000	12,326,302
2.95% 9/1/38	EUR	11,250,000	12,036,068
4.75% 9/1/44	EUR	3,000,000	4,101,625

			48,316,008

Japan–9.35%
Japan Government 5 yr Bonds
0.10% 6/20/26	JPY	2,600,000,000	22,991,442
Japan Government 10 yr Bonds
0.10% 6/20/21	JPY	2,300,000,000	20,352,368
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	638,000,000	5,288,443
1.50% 3/20/34	JPY	970,000,000	9,902,247
1.60% 6/20/30	JPY	350,000,000	3,567,231
1.90% 3/22/21	JPY	809,000,000	7,472,655
1.90% 6/20/25	JPY	456,000,000	4,524,959
Japan Government 30 yr Bonds
1.70% 9/20/44	JPY	595,000,000	6,328,256

			80,427,601

Malaysia–0.75%
Malaysia Government Bonds
3.899% 11/16/27	MYR	2,750,000	652,316
3.90% 11/30/26	MYR	11,000,000	2,615,717
4.181% 7/15/24	MYR	13,023,000	3,185,523

			6,453,556

Mexico–6.40%
Mexican Bonos
5.00% 12/11/19	MXN	260,390,000	13,467,398
6.50% 6/10/21	MXN	132,720,000	6,882,660
7.50% 6/3/27	MXN	107,760,000	5,607,562
7.75% 11/23/34	MXN	269,420,000	13,981,363
8.00% 6/11/20	MXN	5,810,000	311,788
8.50% 12/13/18	MXN	43,500,000	2,326,741
10.00% 11/20/36	MXN	15,000,000	948,357
Mexican Cetes
≠7.90% 12/6/18	MXN	151,915,000	799,782
≠7.92% 11/8/18	MXN	48,402,000	256,380
≠7.92% 3/28/19	MXN	354,353,000	1,820,315
≠7.96% 1/31/19	MXN	135,821,000	706,321
≠8.03% 5/23/19	MXN	917,132,000	4,654,712
≠8.05% 2/28/19	MXN	4,000	21
≠8.06% 2/14/19	MXN	20,000	104
≠8.10% 7/4/19	MXN	550,032,000	2,766,472
≠8.14% 7/18/19	MXN	12,000	60
Mexican Udibonos
2.50% 12/10/20	MXN	4,574,817	238,886

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Udibonos (continued)
4.00% 6/13/19	MXN	5,808,613	$310,589

			55,079,511

New Zealand–3.37%
New Zealand Government Bonds
2.75% 4/15/37	NZD	8,400,000	5,444,883
4.50% 4/15/27	NZD	11,200,000	8,595,830
5.50% 4/15/23	NZD	5,000,000	3,817,900
6.00% 5/15/21	NZD	15,150,000	11,124,614

			28,983,227

Peru–0.02%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	142,027

			142,027

Philippines–0.37%
Philippine Government Bonds
3.375% 8/20/20	PHP	6,330,000	111,158
3.875% 11/22/19	PHP	88,610,000	1,607,175
Philippine Treasury Bill
≠2.764% 12/5/18	PHP	16,990,000	312,096
≠2.91% 12/12/18	PHP	19,140,000	351,300
≠2.948% 11/28/18	PHP	14,860,000	273,194
≠3.219% 3/6/19	PHP	3,570,000	64,813
≠3.447% 3/13/19	PHP	12,530,000	227,259
≠3.601% 3/20/19	PHP	13,460,000	243,885

			3,190,880

Republic of Korea–1.25%
Korea Treasury Bonds
1.75% 12/10/20	KRW	4,405,000,000	3,950,561
2.00% 9/10/20	KRW	5,725,000,000	5,165,960
3.375% 9/10/23	KRW	1,004,000,000	955,294
3.50% 3/10/24	KRW	702,000,000	673,080

			10,744,895

Singapore–3.19%
Singapore Government Bonds
2.00% 7/1/20	SGD	9,800,000	7,180,485
2.375% 6/1/25	SGD	9,540,000	6,977,135
2.875% 9/1/30	SGD	17,700,000	13,264,804

			27,422,424

Spain–3.33%
Spain Government Bonds
1.40% 1/31/20	EUR	4,000,000	4,748,518
1.60% 4/30/25	EUR	4,500,000	5,463,213
4.20% 1/31/37	EUR	10,500,000	16,096,066
5.85% 1/31/22	EUR	1,700,000	2,347,032

			28,654,829

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Thailand–0.67%
Thailand Government Bond 3.875% 6/13/19	THB	183,130,000	$5,749,234

			5,749,234

Ukraine–0.28%
•≠Ukraine Government International Bonds GDP Linked 3.068% 5/31/40		4,606,000	2,441,825

			2,441,825

Total Sovereign Bonds (Cost $394,895,650)			389,197,697

SUPRANATIONAL BANKS–2.43%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	10,550,273
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	10,347,897

Total Supranational Banks (Cost $20,447,118)			20,898,170

U.S. TREASURY OBLIGATIONS–33.94%
U.S. Treasury Bonds
2.50% 2/15/46		18,500,000	16,149,923
3.125% 8/15/44		11,000,000	10,864,648
3.625% 8/15/43		9,000,000	9,659,883
4.50% 5/15/38		11,300,000	13,561,987
5.375% 2/15/31		7,650,000	9,456,118
U.S. Treasury Inflation Index Notes
0.125% 4/15/21		797,468	781,261
0.125% 1/15/22		2,560,866	2,497,924
1.375% 1/15/20		1,281,907	1,291,288
1.875% 7/15/19		737,663	746,797
U.S. Treasury Notes
1.00% 8/31/19		23,000,000	22,661,739
1.125% 4/30/20		25,000,000	24,366,700
1.625% 6/30/19		25,000,000	24,833,860
1.625% 12/31/19		3,500,000	3,453,652
1.625% 8/15/22		32,750,000	31,198,213
1.625% 2/15/26		28,000,000	25,413,282
1.75% 9/30/19		26,596,000	26,359,649
1.75% 3/31/22		800,000	769,375
2.00% 8/31/21		1,125,000	1,097,600
2.00% 10/31/21		1,800,000	1,753,242
2.00% 8/15/25		19,500,000	18,277,442
2.125% 9/30/21		1,100,000	1,076,109
2.125% 12/31/21		1,000,000	976,289
2.25% 4/30/21		700,000	689,363
2.25% 7/31/21		500,000	491,484
2.50% 5/15/24		24,000,000	23,411,719
2.75% 2/28/25		15,900,000	15,671,748
3.375% 11/15/19		500,000	503,691
3.625% 8/15/19		1,900,000	1,916,031

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.625% 2/15/21	2,000,000	$2,034,844

Total U.S. Treasury Obligations (Cost $298,558,073)		291,965,861

	Number of Shares	Value (U.S. $)

COMMON STOCK–0.03%
†=Appvion	5,591	60,498
†Halcon Resources	4,396	19,650
†=Holdco Class A	1,232,692	872
†=Remington Outdoor	17,991	148,062

Total Common Stock (Cost $310,617)		229,082

MONEY MARKET FUND–3.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	32,037,409	32,037,409

Total Money Market Fund (Cost $32,037,409)		32,037,409

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.59%
≠Discount Note–0.27%
Federal Farm Credit Banks 2.00% 10/1/18	2,285,000	$2,285,000

		2,285,000

U.S. Treasury Obligation–0.32%
U.S. Treasury Bills 2.073% 10/25/18	2,800,000	2,796,124

		2,796,124

Total Short-Term Investments (Cost $5,081,136)		5,081,124

TOTAL VALUE OF SECURITIES–97.74% (Cost $853,123,234)	840,782,274
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.26%	19,472,197

NET ASSETS APPLICABLE TO 76,169,703 SHARES OUTSTANDING–100.00%	$860,254,471

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $46,915 cash collateral held at broker for futures contracts, $4.953 variation margin due from broker on futures contracts, $180,036 cash collateral held at brokers for centrally cleared swap contracts, $260,000 cash collateral held at brokers for certain open bilateral derivatives, $270,000 cash collateral due to broker for certain open bilateral derivatives, and $36,650 variation margin due to brokers on swap contracts as of September 30, 2018.

@	PIK. 100% of the income received was in the form of additional par.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(618,061)	USD	725,542	10/5/18	$7,547	$—
BAML	EUR	(705,000)	USD	811,673	11/26/18	—	(10,783)
BAML	EUR	(1,854,185)	USD	2,169,619	12/7/18	4,072	—
BAML	JPY	(61,110,000)	USD	554,562	11/20/18	14,585	—
BAML	JPY	(34,125,000)	USD	311,206	11/26/18	9,537	—
BAML	JPY	(61,110,000)	USD	551,036	12/18/18	9,491	—
BCLY	EUR	(5,937,614)	USD	6,963,788	10/31/18	51,554	—
BCLY	EUR	(2,968,807)	USD	3,495,963	11/30/18	31,167	—
BCLY	EUR	(2,968,807)	USD	3,523,721	12/28/18	48,789	—
BCLY	JPY	(288,100,000)	USD	2,578,099	10/17/18	38,872	—
BCLY	JPY	(129,201,000)	USD	1,156,819	10/31/18	16,886	—
BCLY	JPY	(81,840,000)	USD	739,816	11/29/18	16,122	—
BCLY	JPY	(108,530,000)	USD	1,004,219	1/24/19	39,304	—
BCLY	JPY	(13,360,000)	USD	127,477	2/15/19	8,487	—
BNP	JPY	(24,440,000)	USD	220,702	11/30/18	4,560	—
BNYM	AUD	(39,536,000)	USD	29,307,661	10/31/18	722,145	—
BNYM	CAD	(16,185,500)	USD	12,417,459	10/31/18	—	(122,567)
BNYM	EUR	(26,908,000)	USD	31,577,766	10/31/18	252,997	—
BNYM	GBP	37,905,500	USD	(49,910,171)	10/31/18	—	(429,591)
BNYM	JPY	(6,132,931,000)	USD	55,600,259	10/31/18	1,489,718	—
BNYM	MXN	(113,307,000)	USD	6,010,981	10/31/18	—	(9,038)
BNYM	NZD	(44,067,500)	USD	29,918,481	10/31/18	702,522	—
BNYM	SEK	164,529,000	USD	(18,753,804)	10/31/18	—	(189,907)
BNYM	SGD	(37,282,500)	USD	27,401,870	10/31/18	109,019	—
CITI	AUD	(1,703,000)	USD	1,244,671	11/23/18	13,164	—
CITI	BRL	11,260,795	USD	(3,202,820)	11/5/18	—	(422,951)
CITI	EUR	(1,630,646)	USD	1,910,867	10/22/18	13,948	—
CITI	EUR	(146,969)	USD	172,005	11/6/18	829	—
CITI	JPY	(15,350,000)	USD	138,920	10/12/18	3,681	—
CITI	JPY	(25,100,000)	USD	227,192	10/15/18	6,002	—
CITI	JPY	(105,000,000)	USD	944,431	10/24/18	18,507	—
CITI	JPY	(336,389,300)	USD	3,038,033	11/6/18	68,756	—
CITI	JPY	(36,124,000)	USD	327,063	11/13/18	8,033	—
CITI	JPY	(9,136,500)	USD	82,935	11/16/18	2,228	—
CITI	JPY	(170,648,500)	USD	1,544,924	12/4/18	35,062	—
CITI	JPY	(230,500,000)	USD	2,089,186	12/10/18	48,385	—
CITI	JPY	(9,136,500)	USD	83,703	12/18/18	2,738	—
CITI	JPY	(11,394,000)	USD	104,629	2/21/19	3,100	—
CITI	JPY	(109,831,000)	USD	989,577	3/26/19	8,299	—
CITI	KRW	(6,020,000,000)	USD	5,375,959	3/18/19	—	(76,247)
DB	EUR	(912,430)	USD	1,066,229	10/5/18	6,268	—
DB	EUR	(1,488,375)	USD	1,755,643	10/12/18	25,630	—
DB	EUR	(2,196,300)	USD	2,559,853	10/24/18	4,498	—
DB	EUR	(281,944)	USD	331,798	10/31/18	3,574	—
DB	EUR	(946,717)	USD	1,085,685	11/16/18	—	(17,862)
DB	EUR	(282,055)	USD	330,935	11/29/18	1,793	—
DB	EUR	(912,430)	USD	1,067,717	12/7/18	2,068	—

LVIP Global Income Fund–13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	EUR	(532,907)	USD	631,654	3/14/19	$3,779	$—
DB	INR	13,590,000	USD	(205,909)	10/9/18	—	(18,918)
DB	JPY	(54,738,000)	USD	494,873	10/4/18	12,898	—
DB	JPY	(284,100,000)	USD	2,569,413	10/15/18	65,815	—
DB	JPY	(23,347,000)	USD	211,760	11/29/18	5,308	—
DB	JPY	(11,260,000)	USD	100,325	12/28/18	431	—
DB	JPY	(25,363,000)	USD	232,980	2/21/19	6,977	—
DB	KRW	(7,965,000,000)	USD	7,436,697	11/30/18	248,426	—
GSC	EUR	(1,152,139)	USD	1,342,889	10/4/18	4,566	—
GSC	EUR	(221,966)	USD	262,463	10/15/18	4,399	—
GSC	EUR	(713,750)	USD	839,277	10/31/18	8,371	—
GSC	EUR	(989,278)	USD	1,163,628	11/5/18	11,499	—
GSC	EUR	(561,250)	USD	655,540	11/28/18	661	—
GSC	EUR	(1,152,139)	USD	1,349,252	12/4/18	4,065	—
GSC	JPY	(43,530,000)	USD	394,808	10/31/18	10,745	—
HSBC	EUR	(1,879,250)	USD	2,224,336	10/10/18	40,346	—
HSBC	EUR	(461,000)	USD	542,318	10/16/18	6,301	—
HSBC	EUR	(520,000)	USD	614,468	11/2/18	9,016	—
HSBC	JPY	(53,500,000)	USD	481,422	10/9/18	10,172	—
HSBC	JPY	(50,970,000)	USD	456,293	10/17/18	7,059	—
HSBC	JPY	(67,011,000)	USD	607,380	11/29/18	14,816	—
HSBC	JPY	(39,672,000)	USD	358,925	12/4/18	7,915	—
HSBC	JPY	(19,870,000)	USD	181,783	2/19/19	4,755	—
HSBC	JPY	(51,004,000)	USD	459,040	3/26/19	3,348	—
HSBC	KRW	(7,310,000,000)	USD	6,538,461	10/5/18	—	(50,389)
HSBC	KRW	(1,565,176,000)	USD	1,464,834	10/30/18	53,482	—
HSBC	KRW	(880,000,000)	USD	821,163	3/20/19	24,108	—
JPMC	AUD	(2,825,000)	USD	2,076,493	10/15/18	34,230	—
JPMC	AUD	(896,648)	USD	662,501	10/31/18	14,203	—
JPMC	AUD	(1,412,500)	USD	1,024,917	11/16/18	3,531	—
JPMC	AUD	(1,412,500)	USD	1,041,683	2/15/19	19,181	—
JPMC	BRL	9,372,629	USD	(2,197,053)	3/6/19	90,177	—
JPMC	BRL	270,000	USD	(63,981)	4/11/19	1,650	—
JPMC	CAD	(198,000)	USD	157,561	10/9/18	4,228	—
JPMC	EUR	(37,401)	USD	43,469	10/15/18	—	(15)
JPMC	EUR	(1,774,000)	USD	2,097,231	11/2/18	31,706	—
JPMC	EUR	(5,270)	USD	6,129	11/8/18	—	(10)
JPMC	EUR	(33,513)	USD	39,164	11/9/18	121	—
JPMC	EUR	(36,757)	USD	42,817	11/14/18	—	(22)
JPMC	EUR	(414,981)	USD	475,173	11/20/18	—	(8,709)
JPMC	EUR	(300,521)	USD	344,418	11/21/18	—	(6,029)
JPMC	EUR	(36,757)	USD	42,913	12/14/18	—	(47)
JPMC	EUR	(441,624)	USD	523,952	3/14/19	3,627	—
JPMC	JPY	(56,650,000)	USD	512,563	10/4/18	13,752	—
JPMC	JPY	(286,000,000)	USD	2,725,301	10/9/18	206,093	—
JPMC	JPY	(203,409,000)	USD	1,812,437	10/23/18	18,845	—
JPMC	JPY	(5,642,500)	USD	51,059	11/28/18	1,170	—
JPMC	JPY	(56,650,000)	USD	514,805	12/4/18	13,578	—
JPMC	JPY	(274,457,000)	USD	2,482,044	12/14/18	50,955	—
JPMC	JPY	(114,500,000)	USD	1,030,297	12/18/18	15,618	—
JPMC	JPY	(5,819,000)	USD	51,844	12/28/18	221	—
JPMC	JPY	(720,006,000)	USD	6,591,469	2/19/19	176,696	—
JPMC	JPY	(24,468,902)	USD	220,776	3/25/19	2,178	—
JPMC	MXN	7,695,000	USD	(409,454)	10/9/18	987	—
JPMC	PHP	(2,740,000)	USD	49,786	4/11/19	—	(109)

LVIP Global Income Fund–14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	PLN	430,000	USD	(117,300)	3/14/19	$—	$(130)
JPMC	SEK	770,000	USD	(87,516)	3/14/19	428	—
MSC	EUR	(115,750)	USD	134,005	10/23/18	—	(657)
MSC	JPY	(24,440,000)	USD	216,839	10/31/18	1,207	—
MSC	JPY	(9,000,000)	USD	80,932	12/18/18	1,176	—
SCB	EUR	(2,145,000)	USD	2,524,450	10/24/18	28,782	—
SCB	EUR	(107,800)	USD	125,292	12/6/18	—	(597)
SCB	IDR	(318,694,361)	USD	21,355	10/1/18	—	(28)
SCB	JPY	(46,050,000)	USD	440,214	10/5/18	34,708	—
SCB	JPY	(63,360,000)	USD	585,582	1/22/19	22,353	—
SCB	JPY	(5,370,800)	USD	48,923	2/19/19	1,073	—
SCB	JPY	(31,894,000)	USD	287,457	3/25/19	2,526	—
UBS	EUR	(136,016)	USD	159,767	10/9/18	1,707	—
UBS	EUR	(984,000)	USD	1,158,945	10/24/18	14,079	—
UBS	EUR	(60,150)	USD	69,239	11/23/18	—	(915)
UBS	EUR	(136,016)	USD	159,233	12/7/18	378	—

Total Foreign Currency Exchange Contracts						$5,234,359	$(1,365,521)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
115 U.S. Treasury 2 yr Notes	$24,234,453	$24,301,621	1/2/19	$—	$(67,168)
(14) U.S. Treasury 10 yr Notes	(1,662,937)	(1,684,494)	12/20/18	21,557	—

Total Futures Contracts				$21,557	$(67,168)

LVIP Global Income Fund–15

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased/ Moody’s Ratings
Navient 5.50% 1/25/23/Ba3 -Quarterly	300,000	5.00%	3/20/20	$(6,757)	$(5,762)	$—	$(995)

					(5,762)	—	(995)

Protection Sold
CDX.EM.30[3] -Quarterly	650,000	1.00%	12/20/23	(27,311)	(29,096)	1,785	—
CDX.NA.HY.30[4] -Quarterly	1,075,000	5.00%	6/20/23	83,544	59,228	24,316	—

					30,132	26,101	—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
Protection Purchased/ Moody’s Ratings
BCLY Italy Government International Bond 6.875% 9/27/23/Baa2 -Quarterly	200,000	1.00%	6/20/23	$3,967	$2,056	$1,911	$—
BCLY Republic of Turkey 11.875% 1/15/30/Ba3 -Quarterly	46,667	1.00%	12/20/19	1,055	2,657	—	(1,602)
BCLY Republic of Turkey 11.875% 1/15/30/Ba3 -Quarterly	97,500	1.00%	12/20/23	11,555	12,600	—	(1,045)
BCLY Tenet Healthcare 6.875% 11/15/31/Caa1 -Quarterly	160,000	5.00%	3/20/19	(3,556)	(1,686)	—	(1,870)
CITI Ally Financial 7.50% 9/15/20/Ba3 -Quarterly	80,000	5.00%	12/20/22	(12,588)	(12,321)	—	(267)
CITI American Airlines Group 5.50% 10/1/19/B1 -Quarterly	100,000	5.00%	12/20/19	(5,579)	(5,017)	—	(562)
JPMC AES 5.00% 6/1/19/WR -Quarterly	100,000	5.00%	6/20/22	(14,977)	(9,840)	—	(5,137)
JPMC AES 5.00% 6/1/19/WR -Quarterly	300,000	5.00%	6/20/22	(44,932)	(30,563)	—	(14,369)
JPMC Ally Financial 7.50% 9/15/20/Ba3 -Quarterly	40,000	5.00%	12/20/22	(6,294)	(6,230)	—	(64)

LVIP Global Income Fund–16

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter: (continued)
Protection Purchased/ Moody’s Ratings (continued)
JPMC Ally Financial 7.50% 9/15/20/Ba3 -Quarterly	80,000	5.00%	12/20/22	(12,588)	$(12,385)	$—	$(203)
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/21	(9,619)	(5,843)	—	(3,776)
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	10,000	1.00%	6/20/20	(71)	171	—	(242)
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	100,000	1.00%	6/20/20	(705)	1,549	—	(2,254)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	50,000	5.00%	3/20/20	(3,256)	(2,701)	—	(555)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	200,000	5.00%	3/20/20	(13,022)	(10,651)	—	(2,371)

					(78,204)	1,911	(34,317)

Protection Sold/ Moody’s Ratings
BCLY Italy Government International Bond 6.875% 9/27/23/Baa2 -Quarterly	200,000	1.00%	6/20/23	(11,541)	(9,015)	—	(2,526)
BCLY Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	70,000	5.00%	6/20/23	(1,895)	1,452	—	(3,347)
CITI Bespoke 1 yr Mezzanine 6-10% -Quarterly	500,000	0.00%	12/20/18	116	—	116	—
CITI Bespoke 58 HY/42 IG EQ Tranche 0-3% -Quarterly	90,000	0.00%	6/20/19	(4,616)	(7,652)	3,036	—
CITI Bespoke Broker 3-7% Tranche 1.30% -Quarterly	240,000	0.00%	6/20/19	827	—	827	—
CITI Bespoke Broker 3-7% Tranche 1.40% -Quarterly	160,000	0.00%	6/20/19	671	—	671	—
CITI Bespoke Cambridge 0-3% -Quarterly	140,000	0.00%	12/20/19	(18,110)	(13,991)	—	(4,119)

LVIP Global Income Fund–17

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter: (continued)
Protection Sold/ Moody’s Ratings (continued)
CITI Bespoke Hong Kong 3-5% Tranche -Quarterly	470,000	0.00%	12/20/18	$446	$(2,224)	$2,670	$—
CITI Bespoke Lisbon 3-7% -Quarterly	200,000	0.00%	6/20/19	(397)	—	—	(397)
CITI Bespoke Verona 7-15% -Quarterly	250,000	0.00%	12/20/19	758	—	758	—
CITI Bespoke Verona EQ Tranche 0-3% -Quarterly	120,000	0.00%	12/20/19	(13,660)	(14,717)	1,057	—
CITI Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	90,000	5.00%	6/20/23	(2,436)	(2,191)	—	(245)
CITI Republic of Brazil 4.25% 1/7/25/Ba2 -Quarterly	100,000	1.00%	12/20/23	(7,302)	(8,882)	1,580	—
CITI Republic of Indonesia 5.875% 3/13/20/Baa2 -Quarterly	300,000	1.00%	12/20/23	(4,310)	(6,774)	2,464	—
CITI United Mexican States 4.15% 3/28/27/A3 -Quarterly	325,000	1.00%	12/20/23	(1,975)	(2,678)	703	—
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/23	2,053	(1,028)	3,081	—
JPMC General Electric 5.625% 9/15/17/WR -Quarterly	1,500,000	1.00%	3/20/19	6,051	2,100	3,951	—
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	100,000	1.00%	6/20/22	(3,529)	(7,726)	4,197	—
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	10,000	1.00%	6/20/22	(353)	(1,000)	647	—
JPMC Republic of Colombia 10.375% 1/28/33/Baa2 -Quarterly	250,000	1.00%	12/20/23	(1,220)	(1,792)	572	—

					(76,118)	26,330	(10,634)

Total CDS Contracts					$(129,952)	$54,342	$(45,946)

LVIP Global Income Fund–18

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

Inflation Swap Contract

Swap Obligation	Notional Amount[2]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Appreciation
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,450,000	1.960%	8/31/24	$43,337	$43,337

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[5]	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,880,000	1.817%	(2.348%)	2/3/25	$137,104	$137,104	$—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,450,000	1.985%	(2.337%)	3/27/25	93,334	93,334	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	8,500,000	3.848%	(2.310%)	8/22/43	(1,067,462)	—	(1,067,462)
Receive USD LIBOR03M- (Semiannual/Quarterly)	3,775,000	2.384%	(2.327%)	6/9/47	551,069	551,069	—

Total IRS Contracts						$781,507	$(1,067,462)

LVIP Global Income Fund–19

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

Total Return Swap (TRS) Contract

Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation
Over-The-Counter:
CITI–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[6] and pay variable quarterly payments based on LIBOR03M	700,000	2.325%	6/20/19	$1,021	$1,021
JPM–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[6] and pay variable quarterly payments based on LIBOR03M	200,000	2.325%	3/20/19	4,382	4,382
JPM–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[6] and pay variable quarterly payments based on LIBOR03M	200,000	2.325%	3/20/19	3,525	3,525
JPM–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[6] and pay variable quarterly payments based on LIBOR03M	800,000	2.325%	6/20/19	1,170	1,170

Total TRS Contracts				$10,098	$10,098

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2018.

2Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

5Rate resets based on LIBOR03M.

6The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The index is used as a basis for tradable products, including ETFs. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at www.markit.com/Documentation.

LVIP Global Income Fund–20

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

CPI-U–Consumer Price Index for All Urban Consumers

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GHS–Ghanaian Cedi

GSC–Goldman Sachs Capital

H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 yr

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR06M–ICE LIBOR USD 6 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PIK–Payment-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

THB–Thailand Baht

TRS–Total Return Swap

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP Global Income Fund–21

LVIP Global Income Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at their mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, inflation swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Global Income Fund–22

LVIP Global Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$15,650,901	$—	$15,650,901
Agency Mortgage-Backed Securities	—	2,617,405	—	2,617,405
Corporate Bonds	—	46,711,212	—	46,711,212
Municipal Bonds	—	989,774	—	989,774
Non-Agency Asset-Backed Securities	—	19,205,942	187,497	19,393,439
Non-Agency Collateralized Mortgage Obligations	—	3,321,602	397,596	3,719,198
Non-Agency Commercial Mortgage-Backed
Securities	—	3,381,685	—	3,381,685
Loan Agreements	—	8,909,317	—	8,909,317
Sovereign Bonds	—	389,197,697	—	389,197,697
Supranational Banks	—	20,898,170	—	20,898,170
U.S. Treasury Obligations	—	291,965,861	—	291,965,861
Common Stock	19,650	—	209,432	229,082
Money Market Fund	32,037,409	—	—	32,037,409
Short-Term Investments	—	5,081,124	—	5,081,124

Total Investments	$32,057,059	$807,930,690	$794,525	$840,782,274

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$5,234,359	$—	$5,234,359

Futures Contracts	$21,557	$—	$—	$21,557

Swap Contracts	$—	$889,284	$—	$889,284

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,365,521)	$—	$(1,365,521)

Futures Contracts	$(67,168)	$—	$—	$(67,168)

Swap Contracts	$—	$(1,113,408)	$—	$(1,113,408)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Global Income Fund–23

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–36.09%
U.S. MARKETS–29.90%
Aerospace & Defense–0.73%
Northrop Grumman	197	$62,522
Raytheon	174	35,959
United Technologies	457	63,893

		162,374

Banks–4.46%
Bank OZK	1,848	70,150
BB&T	4,822	234,060
Commerce Bancshares	1,060	69,981
Cullen/Frost Bankers	390	40,732
First Horizon National	5,817	100,401
JPMorgan Chase & Co.	1,563	176,369
M&T Bank	506	83,257
SunTrust Banks	2,361	157,691
Wells Fargo & Co.	1,264	66,436

		999,077

Biotechnology–0.21%
Gilead Sciences	608	46,944

		46,944

Capital Markets–0.56%
Northern Trust	1,218	124,394

		124,394

Chemicals–1.02%
DowDuPont	486	31,255
Ecolab	273	42,801
Praxair	962	154,622

		228,678

Commercial Services & Supplies–0.38%
Republic Services	1,160	84,286

		84,286

Communications Equipment–1.21%
Cisco Systems	5,591	272,002

		272,002

Diversified Telecommunication Services–0.83%
AT&T	3,357	112,728
Verizon Communications	1,371	73,198

		185,926

Electric Utilities–0.82%
Duke Energy	1,297	103,786
Pinnacle West Capital	1,001	79,259

		183,045

Energy Equipment & Services–0.40%
Schlumberger	1,460	88,943

		88,943

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts–2.07%
American Tower	422	$61,317
AvalonBay Communities	391	70,830
Camden Property Trust	649	60,727
Crown Castle International	964	107,322
DDR	3,645	48,807
Hudson Pacific Properties	2,050	67,076
†Retail Value	364	11,899
Ventas	648	35,238

		463,216

Food & Staples Retailing–0.25%
Kroger	1,956	56,939

		56,939

Food Products–0.28%
Kraft Heinz	1,145	63,101

		63,101

Health Care Equipment & Supplies–1.82%
Abbott Laboratories	2,581	189,342
Medtronic	2,221	218,480

		407,822

Health Care Providers & Services–0.50%
Aetna	556	112,785

		112,785

Hotels, Restaurants & Leisure–0.27%
McDonald’s	358	59,890

		59,890

Industrial Conglomerates–0.67%
3M	406	85,548
Honeywell International	392	65,229

		150,777

Insurance–0.50%
Principal Financial Group	940	55,075
Travelers	430	55,775

		110,850

Internet Software & Services–0.30%
†Alphabet Class A	56	67,596

		67,596

IT Services–0.24%
Fidelity National Information Services	495	53,990

		53,990

Machinery–0.39%
Stanley Black & Decker	599	87,718

		87,718

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media–0.49%
Comcast Class A	1,500	$53,115
Viacom Class B	1,703	57,493

		110,608

Metals & Mining–0.18%
Nucor	628	39,847

		39,847

Multi-Utilities–0.38%
Public Service Enterprise Group	833	43,974
Sempra Energy	356	40,495

		84,469

Oil, Gas & Consumable Fuels–2.12%
Chevron	2,227	272,318
ConocoPhillips	1,027	79,490
Williams	4,476	121,702

		473,510

Pharmaceuticals–4.48%
Allergan	439	83,621
Bristol-Myers Squibb	1,959	121,615
Johnson & Johnson	2,022	279,380
Merck & Co.	1,629	115,561
Pfizer	9,136	402,623

		1,002,800

Road & Rail–0.41%
Union Pacific	568	92,487

		92,487

Semiconductors & Semiconductor Equipment–0.66%
Analog Devices	601	55,568
Intel	1,940	91,743

		147,311

Software–1.89%
Microsoft	3,706	423,855

		423,855

Technology Hardware, Storage & Peripherals–0.50%
Apple	492	111,064

		111,064

Tobacco–0.48%
Altria Group	1,782	107,472

		107,472

Water Utilities–0.40%
American Water Works	1,018	89,553

		89,553

Total U.S. Markets (Cost $5,878,595)		6,693,329

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–6.19%
Beverages–0.29%
Anheuser-Busch InBev ADR	728	$63,751

		63,751

Capital Markets–0.24%
Singapore Exchange ADR	671	54,260

		54,260

Construction & Engineering–0.56%
Vinci ADR	5,281	125,239

		125,239

Electric Utilities–0.91%
Enel ADR	19,568	98,916
Fortis	3,220	104,392

		203,308

Equity Real Estate Investment Trusts–0.23%
Klepierre	1,463	51,859

		51,859

Insurance–0.26%
RenaissanceRe Holdings	442	59,042

		59,042

Oil, Gas & Consumable Fuels–1.90%
BP ADR	3,408	157,109
Royal Dutch Shell Class A ADR	3,932	267,926

		425,035

Personal Products–0.41%
Unilever (New York Shares)	1,637	90,935

		90,935

Tobacco–0.38%
British American Tobacco ADR	1,813	84,540

		84,540

Transportation Infrastructure–0.41%
Atlantia ADR	8,967	92,629

		92,629

Wireless Telecommunication Services–0.60%
Vodafone Group ADR	6,238	135,365

		135,365

Total Developed Markets (Cost $1,406,454)		1,385,963

Total Common Stock (Cost $7,285,049)		8,079,292

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.86%
µBank of America 6.10%	50,000	$52,437
•Delphi Financial Group 5.504% (LIBOR03M + 3.19%)	974	22,524
µMorgan Stanley 6.375%	837	22,365
Qwest 6.50%	248	5,731
µSCE Trust III 5.75%	3,591	90,529

Total Preferred Stock (Cost $189,692)		193,586

MASTER LIMITED PARTNERSHIPS–0.67%
Antero Midstream Partners	1,354	38,806
Energy Transfer Partners	2,947	65,600
Plains All American Pipeline	1,820	45,518

Total Master Limited Partnerships (Cost $150,430)		149,924

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.13%
•Chase Education Loan Trust Series 2007-A A3 2.456% 12/28/23	28,372	28,307

Total Agency Asset-Backed Security (Cost $27,982)		28,307

CORPORATE BONDS–41.29%
Aerospace & Defense–1.42%
Arconic 5.40% 4/15/21	100,000	103,250
Northrop Grumman 3.25% 1/15/28	175,000	164,881
•United Technologies 2.965% (LIBOR03M + 0.65%) 8/16/21	50,000	50,139

		318,270

Agriculture–0.73%
BAT Capital 4.39% 8/15/37	175,000	163,317

		163,317

Auto Manufacturers–0.12%
General Motors 6.75% 4/1/46	25,000	27,147

		27,147

Auto Parts & Equipment–0.21%
Delphi Technologies 5.00% 10/1/25	50,000	47,187

		47,187

Banks–6.04%
Bank of America
3.248% 10/21/27	125,000	116,076
4.125% 1/22/24	75,000	76,252

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Capital One Financial 2.50% 5/12/20	130,000	$128,489
CIT Group 5.25% 3/7/25	50,000	51,125
Citigroup 4.45% 9/29/27	150,000	148,430
µCoBank 6.25% 12/29/49	50,000	53,250
Credit Suisse Group 4.282% 1/9/28	250,000	243,421
JPMorgan Chase
3.625% 12/1/27	200,000	188,984
µ6.10% 10/29/49	25,000	25,906
µ6.125% 12/29/49	50,000	51,937
Morgan Stanley
3.70% 10/23/24	75,000	73,905
4.00% 7/23/25	100,000	99,755
Wells Fargo & Co. 3.90% 5/1/45	100,000	93,421

		1,350,951

Beverages–0.90%
Anheuser-Busch InBev Finance 4.70% 2/1/36	200,000	200,848

		200,848

Biotechnology–1.14%
Gilead Sciences 2.95% 3/1/27	275,000	255,600

		255,600

Building Materials–0.22%
Masonite International 5.75% 9/15/26	50,000	50,250

		50,250

Chemicals–0.99%
Ashland
4.75% 8/15/22	50,000	50,653
6.875% 5/15/43	50,000	51,500
Sherwin-Williams
3.45% 6/1/27	50,000	47,670
4.50% 6/1/47	75,000	72,419

		222,242

Commercial Services–0.11%
Refinitiv US Holdings 8.25% 11/15/26	25,000	24,911

		24,911

Computers–0.95%
Banff Merger 9.75% 9/1/26	25,000	25,425
Dell International
6.02% 6/15/26	50,000	53,522
8.10% 7/15/36	50,000	60,154
Western Digital 4.75% 2/15/26	75,000	72,671

		211,772

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–1.28%
Ally Financial 8.00% 11/1/31	50,000	$60,813
Ladder Capital Finance Holdings 5.25% 3/15/22	50,000	50,250
Nationstar Mortgage 6.50% 7/1/21	50,000	50,185
Navient 5.875% 3/25/21	50,000	51,374
Neuberger Berman Group 4.50% 3/15/27	25,000	24,883
Springleaf Finance 7.125% 3/15/26	50,000	49,844

		287,349

Electric–0.97%
Berkshire Hathaway Energy 3.25% 4/15/28	65,000	61,614
Sempra Energy 3.40% 2/1/28	65,000	60,961
Southern 4.40% 7/1/46	100,000	95,630

		218,205

Food–1.98%
B&G Foods 5.25% 4/1/25	25,000	23,969
General Mills 3.20% 4/16/21	125,000	124,265
Kraft Heinz Foods 4.375% 6/1/46	100,000	88,655
Post Holdings 5.50% 3/1/25	50,000	49,813
Sysco
3.75% 10/1/25	100,000	98,844
4.85% 10/1/45	55,000	57,050

		442,596

Gas–0.32%
NiSource 4.375% 5/15/47	75,000	71,909

		71,909

Health Care Products–1.55%
Becton Dickinson and Co.
3.125% 11/8/21	65,000	64,014
•3.261% (LIBOR03M + 0.875%) 12/29/20	65,000	65,100
3.70% 6/6/27	125,000	119,748
Thermo Fisher Scientific 3.65% 12/15/25	100,000	98,065

		346,927

Health Care Services–1.20%
CHS 6.875% 2/1/22	44,000	24,873
DaVita 5.00% 5/1/25	100,000	95,875
HCA
4.75% 5/1/23	50,000	51,000
5.875% 2/15/26	25,000	26,094
Tenet Healthcare 5.125% 5/1/25	50,000	49,375

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare (continued)
7.50% 1/1/22	20,000	$20,950

		268,167

Insurance–1.20%
American International Group
3.90% 4/1/26	50,000	48,960
4.50% 7/16/44	130,000	123,148
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	25,000	24,905
Hartford Financial Services Group 4.30% 4/15/43	75,000	71,340

		268,353

Internet–2.22%
Amazon.com
2.80% 8/22/24	175,000	169,071
4.95% 12/5/44	50,000	56,130
Booking Holdings 3.65% 3/15/25	125,000	122,992
Netflix 5.875% 2/15/25	50,000	51,813
Symantec 5.00% 4/15/25	20,000	19,839
VeriSign 5.25% 4/1/25	75,000	76,687

		496,532

Media–2.09%
Charter Communications Operating
3.579% 7/23/20	125,000	125,122
6.384% 10/23/35	50,000	53,915
Comcast 4.60% 8/15/45	25,000	24,536
DISH DBS 5.875% 7/15/22	50,000	48,991
Meredith 6.875% 2/1/26	15,000	15,413
Sirius XM Radio 4.625% 5/15/23	75,000	74,527
Univision Communications 5.125% 5/15/23	50,000	47,875
Videotron 5.375% 6/15/24	75,000	77,344

		467,723

Mining–0.11%
Glencore Finance Canada 5.55% 10/25/42	25,000	24,746

		24,746

Oil & Gas–1.59%
Chesapeake Energy 8.00% 1/15/25	45,000	46,519
Halcon Resources 6.75% 2/15/25	37,000	35,705
Laredo Petroleum 5.625% 1/15/22	50,000	49,875
Matador Resources 5.875% 9/15/26	50,000	50,750
MEG Energy 6.375% 1/30/23	50,000	45,750

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Holding International
7.75% 1/15/24	50,000	$49,875
7.875% 2/1/26	25,000	26,031
Range Resources 5.875% 7/1/22	50,000	51,125

		355,630

Oil & Gas Services–0.17%
Weatherford International 6.80% 6/15/37	50,000	38,500

		38,500

Pharmaceuticals–2.34%
Bausch Health 7.00% 3/15/24	50,000	52,950
CVS Health
4.78% 3/25/38	25,000	24,958
5.125% 7/20/45	125,000	128,972
Elanco Animal Health 3.912% 8/27/21	25,000	25,041
Mylan
3.15% 6/15/21	130,000	128,141
3.95% 6/15/26	75,000	71,061
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	92,321

		523,444

Pipelines–3.64%
DCP Midstream Operating 6.75% 9/15/37	50,000	53,750
Energy Transfer Equity 4.25% 3/15/23	30,000	29,887
Enterprise Products Operating 5.10% 2/15/45	100,000	105,726
Genesis Energy 6.00% 5/15/23	50,000	49,563
Kinder Morgan 5.55% 6/1/45	55,000	58,338
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	59,417
NGPL PipeCo 4.375% 8/15/22	10,000	10,125
Plains All American Pipeline
3.60% 11/1/24	25,000	24,094
4.70% 6/15/44	135,000	122,023
Sabine Pass Liquefaction 5.625% 3/1/25	125,000	133,492
Williams
6.30% 4/15/40	95,000	107,729
7.50% 1/15/31	50,000	60,936

		815,080

Real Estate Investment Trusts–1.27%
American Tower
3.375% 10/15/26	75,000	69,973
5.00% 2/15/24	75,000	78,517
Equinix 5.375% 5/15/27	75,000	75,187
iStar 4.625% 9/15/20	10,000	10,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
SBA Communications 4.875% 9/1/24	50,000	$49,563

		283,240

Retail–0.49%
JC Penney 7.40% 4/1/37	50,000	20,250
L Brands 6.875% 11/1/35	50,000	42,500
New Red Finance 5.00% 10/15/25	50,000	48,001

		110,751

Semiconductors–0.94%
Broadcom
3.50% 1/15/28	100,000	91,041
3.625% 1/15/24	75,000	72,956
3.875% 1/15/27	50,000	47,154

		211,151

Software–0.22%
Microsoft 3.75% 2/12/45	50,000	48,578

		48,578

Telecommunications–3.99%
AT&T 5.25% 3/1/37	175,000	174,925
Frontier Communications
8.50% 4/1/26	25,000	23,719
9.00% 8/15/31	50,000	32,000
Intelsat Jackson Holdings 8.00% 2/15/24	50,000	52,750
Nokia 4.375% 6/12/27	10,000	9,650
Nokia of America 6.45% 3/15/29	50,000	50,500
Sprint 7.875% 9/15/23	100,000	108,125
Telefonica Emisiones 7.045% 6/20/36	50,000	60,483
Verizon Communications 5.25% 3/16/37	125,000	133,671
Wind Tre 5.00% 1/20/26	200,000	174,931
Windstream Services 8.625% 10/31/25	75,000	72,375

		893,129

Trucking & Leasing–0.89%
DAE Funding 4.00% 8/1/20	50,000	49,563
Park Aerospace Holdings 5.25% 8/15/22	50,000	50,625
Penske Truck Leasing 3.375% 2/1/22	100,000	98,678

		198,866

Total Corporate Bonds (Cost $9,486,555)		9,243,371

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–4.48%
•Madison Park Funding XII Series 2014-12A AR Series 2014-12A AR 3.608% (LIBOR03M + 1.26%) 7/20/26	250,000	$249,905
•Sound Point CLO 1.00% (LIBOR03M + 1.180%) 10/26/31	300,000	300,000
•Staniford Street CLO Series 2014-1A AR 3.514% (LIBOR03M + 1.18%) 6/15/25	152,894	152,925
•Whitehorse XII Series 2018-12A A 3.676% (LIBOR03M + 1.25%) 10/15/31	300,000	300,000

Total Non-Agency Asset-Backed Securities (Cost $1,002,444)		1,002,830

LOAN AGREEMENTS–2.09%
•Axalta Coating Systems US Holdings Tranche B3 1st Lien 4.136% (LIBOR03M + 1.75%) 6/1/24	18,347	18,406
•Bausch Health Tranche B 1st Lien 5.104% (LIBOR03M + 3.00%) 5/30/25	20,612	20,740
•Builders FirstSource Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%) 2/29/24	24,499	24,573
•First Data 1st Lien 4.212% (LIBOR03M + 2.00%) 4/26/24	20,624	20,664
•First Data Tranche B 1st Lien 4.212% (LIBOR03M + 2.00%) 7/10/22	20,071	20,124
•Getty Images Tranche B 1st Lien 5.742% (LIBOR03M + 3.50%) 10/18/19	24,105	23,971
•Infor U.S. Tranche B6 1st Lien 5.136% (LIBOR03M + 2.75%) 2/1/22	24,124	24,218
•Intelsat Jackson Holdings Tranche B3 1st Lien 5.98% (LIBOR03M + 3.75%) 11/27/23	50,000	50,257
•MEG Energy Tranche B 1st Lien 5.75% (LIBOR03M + 3.50%) 12/31/23	4,505	4,526
•Microchip Technology 1st Lien 4.25% (LIBOR03M + 2.00%) 5/29/25	22,775	22,815

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
Micron Technology Tranche B 1st Lien 4.00% (LIBOR03M + 1.75%) 4/26/22	24,438	$24,565
•Sabre GLBL Tranche B 1st Lien 4.242% (LIBOR03M + 2.00%) 2/22/24	12,070	12,120
•Shearer’s Foods 1st Lien 6.492% (LIBOR03M + 4.25%) 6/30/21	24,311	24,189
•SIG Combibloc U.S. Acquisition Tranche B 1st Lien 8.00% (LIBOR03M + 2.75%) 3/13/22	22,513	22,576
•SS&C European Holdings Tranche B4 1st Lien 4.742% (LIBOR03M + 2.50%) 4/16/25	11,190	11,214
•SS&C Technologies Tranche B3 1st Lien 4.742% (LIBOR03M + 2.50%) 4/16/25	28,828	28,891
•Sybil Software Tranche B 1st Lien 4.886% (LIBOR03M + 2.50%) 9/30/23	17,154	17,277
•TransDigm Tranche G 1st Lien 4.742% (LIBOR03M + 2.50%) 8/22/24	48,616	48,818
•U.S. Renal Care 1st Lien 6.636% (LIBOR03M + 4.25%) 12/31/22	24,313	23,750
Vantiv Tranche A5 1st Lien 3.884% (LIBOR03M + 1.75%) 1/16/23	24,375	24,417

Total Loan Agreements (Cost $463,120)		468,111

U.S. TREASURY OBLIGATIONS–3.90%
U.S. Treasury Notes
1.125% 6/30/21	640,000	610,650
1.375% 9/30/20	270,000	262,470

Total U.S. Treasury Obligations (Cost $884,794)		873,120

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–11.29%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	2,526,873	$2,526,873

Total Money Market Fund (Cost $2,526,873)		2,526,873

TOTAL VALUE OF SECURITIES–100.80% (Cost $22,016,939)	$22,565,414
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.80%)	(179,932)

NET ASSETS APPLICABLE TO 2,212,116 SHARES OUTSTANDING–100.00%	$22,385,482

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

«	Includes $16,282 cash collateral held at broker and $199 variation margin due to broker on futures contracts as of September 30, 2018.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
2	U.S. Treasury 2 yr Notes	$422,587	$421,469	1/2/19	$—	$(1,118)
8	U.S. Treasury 5 yr Notes	898,587	899,812	1/2/19	1,225	—
3	U.S. Treasury 10 yr Notes	356,140	356,344	12/20/18	204	—
(2)	U.S. Treasury Long Bonds	(287,385)	(281,000)	12/20/18	6,385	—
3	U.S. Treasury Ultra Bonds	469,830	462,844	12/20/18	—	(6,986)

Total Futures Contracts					$7,814	$(8,104)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

CLO–Collateralized Loan Obligation

ICE–Intercontinental Exchange

IT–Information Technology

LIBOR–London Interbank Offered Rate

LIBOR03M–ICE LIBOR USD 3 Month

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price on, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$162,374	$—	$162,374
Banks	999,077	—	999,077
Biotechnology	46,944	—	46,944
Capital Markets	124,394	—	124,394
Chemicals	228,678	—	228,678
Commercial Services & Supplies	84,286	—	84,286
Communications Equipment	272,002	—	272,002
Diversified Telecommunication Services	185,926	—	185,926
Electric Utilities	183,045	—	183,045
Energy Equipment & Services	88,943	—	88,943
Equity Real Estate Investment Trusts	463,216	—	463,216
Food & Staples Retailing	56,939	—	56,939
Food Products	63,101	—	63,101
Health Care Equipment & Supplies	407,822	—	407,822
Health Care Providers & Services	112,785	—	112,785
Hotels, Restaurants & Leisure	59,890	—	59,890
Industrial Conglomerates	150,777	—	150,777
Insurance	110,850	—	110,850
Internet Software & Services	67,596	—	67,596
IT Services	53,990	—	53,990
Machinery	87,718	—	87,718
Media	110,608	—	110,608
Metals & Mining	39,847	—	39,847
Multi-Utilities	84,469	—	84,469
Oil, Gas & Consumable Fuels	473,510	—	473,510
Pharmaceuticals	1,002,800	—	1,002,800
Road & Rail	92,487	—	92,487
Semiconductors & Semiconductor Equipment	147,311	—	147,311
Software	423,855	—	423,855
Technology Hardware, Storage & Peripherals	111,064	—	111,064
Tobacco	107,472	—	107,472
Water Utilities	89,553	—	89,553
Developed Markets
Beverages	63,751	—	63,751
Capital Markets	54,260	—	54,260
Construction & Engineering	125,239	—	125,239
Electric Utilities	203,308	—	203,308
Equity Real Estate Investment Trusts	—	51,859	51,859
Insurance	59,042	—	59,042
Oil, Gas & Consumable Fuels	425,035	—	425,035
Personal Products	90,935	—	90,935
Tobacco	84,540	—	84,540
Transportation Infrastructure	92,629	—	92,629
Wireless Telecommunication Services	135,365	—	135,365
Preferred Stock	141,149	52,437	193,586
Master Limited Partnerships	149,924	—	149,924
Agency Asset-Backed Security	—	28,307	28,307
Corporate Bonds	—	9,243,371	9,243,371
Non-Agency Asset-Backed Securities	—	1,002,830	1,002,830
Loan Agreements	—	468,111	468,111

LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
U.S. Treasury Obligations	$—	$873,120	$873,120
Money Market Fund	2,526,873	—	2,526,873

Total Investments	$10,845,379	$11,720,035	$22,565,414

Derivatives:
Assets:
Futures Contracts	$7,814	$—	$7,814

Liabilities:
Futures Contracts	$(8,104)	$—	$(8,104)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Goldman Sachs Income Builder Fund–11

LVIP Government Money Market Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–52.83%
Federal Farm Credit Banks
•2.071% (LIBOR01M minus 0.05%) 2/7/20	7,725,000	$7,724,893
•2.091% (LIBOR01M minus 0.04%) 9/11/20	3,035,000	3,034,824
•2.108% (LIBOR01M minus 0.05%) 8/17/20	2,295,000	2,295,000
•2.168% 6/19/20	6,000,000	6,004,801
Federal Farm Credit Discount Notes
≠2.19% 11/19/18	9,965,000	9,937,195
≠2.19% 11/27/18	4,910,000	4,893,985
≠2.22% 12/24/18	2,245,000	2,233,738
≠2.28% 1/4/19	3,435,000	3,415,602
≠2.29% 1/16/19	6,830,000	6,786,557
≠2.34% 2/4/19	3,815,000	3,785,491
≠2.41% 3/11/19	3,765,000	3,727,620
≠2.41% 3/19/19	3,765,000	3,725,586
≠2.44% 4/12/19	980,000	968,336
≠2.51% 6/17/19	3,880,000	3,813,005
≠2.51% 6/28/19	2,685,000	2,636,469
≠2.53% 7/22/19	3,490,000	3,418,176
≠2.53% 7/23/19	6,655,000	6,517,927
≠2.57% 8/15/19	3,695,000	3,616,666
Federal Home Loan Bank Discount Notes
≠2.14% 10/3/18	9,110,000	9,109,024
≠2.14% 10/4/18	2,820,000	2,819,542
≠2.14% 10/9/18	3,940,000	3,938,275
≠2.14% 10/12/18	2,775,000	2,773,318
≠2.14% 10/16/18	2,545,000	2,542,853
≠2.14% 10/17/18	4,620,000	4,615,904
≠2.14% 10/19/18	13,870,000	13,855,771
≠2.14% 10/22/18	665,000	664,228
≠2.14% 10/26/18	4,880,000	4,873,256
≠2.19% 11/28/18	6,780,000	6,756,952
≠2.19% 11/30/18	4,170,000	4,155,412
≠2.22% 12/5/18	6,780,000	6,754,231
≠2.22% 12/7/18	1,160,000	1,155,456
≠2.22% 12/21/18	4,810,000	4,786,732
≠2.28% 1/4/19	2,775,000	2,759,402
≠2.41% 3/6/19	910,000	901,135
≠2.41% 3/20/19	4,750,000	4,698,185
Federal Home Loan Banks
•1.984% (LIBOR01M minus 0.15%) 11/14/18	6,590,000	6,590,000
•1.989% (LIBOR01M minus 0.12%) 10/3/18	10,500,000	10,500,000
•2.028% (LIBOR01M minus 0.13%) 11/16/18	11,000,000	11,000,000
•2.035% (LIBOR01M minus 0.13%) 11/16/18	9,835,000	9,834,964
•2.04% (LIBOR01M minus 0.13%) 11/20/18	5,190,000	5,190,231

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•2.061% (LIBOR03M minus 0.07%) 2/11/19	1,550,000	$1,550,199
•2.063% (LIBOR01M minus 0.11%) 7/19/19	10,890,000	10,890,000
•2.063% (LIBOR01M minus 0.09%) 9/9/19	8,345,000	8,345,000
•2.078% (LIBOR01M minus 0.14%) 10/26/18	2,750,000	2,750,000
•2.096% (LIBOR01M minus 0.12%) 3/25/19	20,000,000	20,000,000
•2.098% (LIBOR01M minus 0.07%) 12/19/18	12,000,000	12,000,000
•2.101% (LIBOR01M minus 0.12%) 2/25/19	4,050,000	4,050,000
•2.102% (LIBOR01M minus 0.11%) 10/22/18	3,315,000	3,315,032
•2.112% (LIBOR01M minus 0.13%) 1/28/19	3,210,000	3,210,000
•2.118% (LIBOR01M minus 0.04%) 4/17/20	4,080,000	4,080,000
•2.126% (LIBOR01M minus 0.09%) 1/25/19	3,290,000	3,290,000
•2.126% (LIBOR01M minus 0.13%) 2/1/19	4,445,000	4,445,000
•2.15% (LIBOR01M minus 0.08%) 8/27/19	5,380,000	5,380,000
•2.152% (LIBOR01M minus 0.06%) 2/24/20	6,205,000	6,205,000
•2.156% (LIBOR01M minus 0.10%) 11/1/18	9,000,000	9,000,000
•2.161% (LIBOR01M minus 0.10%) 11/2/18	12,000,000	12,000,000
•2.174% (LIBOR03M minus 0.16%) 6/12/19	2,165,000	2,164,608
•2.178% (LIBOR03M minus 0.16%) 6/20/19	10,145,000	10,145,000
•2.199% (LIBOR03M minus 0.14%) 12/19/19	2,730,000	2,730,000
Federal Home Loan Mortgage
0.875% 10/12/18	4,330,000	4,329,030
•2.033% (LIBOR01M minus 0.10%) 8/8/19	6,565,000	6,562,225
≠Freddie Mac Discount Notes
2.14% 10/18/18	8,440,000	8,432,208

Total Agency Obligations (Cost $343,684,044)		343,684,044

U.S. TREASURY OBLIGATIONS–10.81%
U.S. Treasury Bills
≠2.19% 12/27/18	7,925,000	7,885,068
≠2.23% 1/17/19	41,000,000	40,736,780
≠2.30% 2/7/19	11,115,000	11,028,173

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
≠2.32% 2/21/19	5,080,000	$5,035,909
•U.S. Treasury Floating Rate Note 2.23% (LIBOR03M + 0.04%) 7/31/20	5,000,000	5,000,000
U.S. Treasury Notes
1.125% 1/31/19	305,000	303,932
1.25% 1/31/19	305,000	304,057

Total U.S. Treasury Obligations (Cost $70,293,919)		70,293,919

REPURCHASE AGREEMENTS–35.67%
Bank of Montreal
2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $23,004,236 (collateralized by U.S. government obligations 0.00%–4.25% 12/6/18–8/15/40; market value $23,460,000)	23,000,000	23,000,000
2.26%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $20,003,767 (collateralized by U.S. government and U.S. agency obligations 1.875%–4.5% 12/31/19–9/20/48; market value $20,400,010)	20,000,000	20,000,000
Bank of Nova Scotia
2.23%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $25,004,646 (collateralized by U.S. government obligations 1.625%–2.25% 7/31/19–1/31/24; market value $25,504,768)	25,000,000	25,000,000
BNP Paribas
2.26%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $25,004,708 (collateralized by U.S. government and U.S. agency obligations 0.00%–4.50% 10/11/18–1/20/48; market value $25,500,001)	25,000,000	25,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets
2.24%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $35,006,533 (collateralized by U.S. government obligations 1.25%–2.75% 8/31/19–8/15/47; market value $35,700,047)	35,000,000	$35,000,000
Credit Agricole Corporate and Investment Bank
2.26%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $15,002,825 (collateralized by U.S. government obligations 1.125% 4/15/19; market value $15,300,043)	15,000,000	15,000,000
Goldman Sachs & Co.
2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $15,002,763 (collateralized by U.S. agency obligations 3.50%–5.00% 7/25/31–2/25/48; market value $16,050,000)	15,000,000	15,000,000
Mizuho Securities USA
2.25%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $25,004,688 (collateralized by U.S. government obligations 0.625%–2.75% 10/15/18–2/15/43; market value $25,500,076)	25,000,000	25,000,000
Natixis
2.23%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $26,004,832 (collateralized by U.S. government and U.S. agency obligations 1.75%–3.125% 5/31/21–5/15/48; market value $26,520,029)	26,000,000	26,000,000
2.25%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $8,001,500 (collateralized by U.S. government obligations 3.00%–3.375% 4/15/32–5/15/42; market value $8,160,021)	8,000,000	8,000,000

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
TD Securities USA
2.27%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $15,002,838 (collateralized by U.S. agency obligations 4.00% 3/1/48–9/20/48; market value $15,301,788)	15,000,000	$15,000,000

Total Repurchase Agreements (Cost $232,000,000)		232,000,000

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.09%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.63%)	595,147	$595,147

Total Money Market Fund (Cost $595,147)		595,147

TOTAL VALUE OF SECURITIES–99.40% (Cost $646,573,110)Δ	646,573,110
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.60%	3,906,860

NET ASSETS APPLICABLE TO 65,047,897 SHARES OUTSTANDING–100.00%	$650,479,970

Δ	Also the cost for federal income tax purposes.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

Summary of Abbreviations:

ICE–Intercontinental Exchange

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

USD–United States Dollar

See accompanying notes.

LVIP Government Money Market Fund–3

LVIP Government Money Market Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Government Money Market Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Obligations	$—	$343,684,044	$343,684,044
U.S. Treasury Obligations	—	70,293,919	70,293,919
Repurchase Agreements	—	232,000,000	232,000,000
Money Market Fund	595,147	—	595,147

Total Investments	$595,147	$645,977,963	$646,573,110

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Government Money Market Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.07%
INVESTMENT COMPANIES–95.07%
Equity Funds–95.07%
*Invesco V.I. Core Equity Fund	2,768,114	$99,569,055
*Invesco V.I. Diversified Dividend Fund	3,770,497	98,221,440
*Invesco V.I. Equity and Income Fund	7,261,301	132,010,451

Total Affiliated Investments (Cost $317,175,414)		329,800,946

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.87%
INVESTMENT COMPANY–4.87%
Money Market Fund–4.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	16,882,739	$16,882,739

Total Unaffiliated Investment (Cost $16,882,739)		16,882,739

TOTAL VALUE OF SECURITIES–99.94% (Cost $334,058,153)	346,683,685
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	205,018

NET ASSETS APPLICABLE TO 31,006,565 SHARES OUTSTANDING–100.00%	$346,888,703

*	Series I Shares.

«	Includes $597,821 cash collateral held at broker for futures contracts and $10,241 variation margin due to broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	British Pound	$408,937	$411,174	12/18/18	$—	$(2,237)
5	Euro	730,125	735,164	12/18/18	—	(5,039)
4	Japanese Yen	442,700	449,744	12/18/18	—	(7,044)

					—	(14,320)

Equity Contracts:
1	E-mini Russell 2000 Index	85,040	85,997	12/24/18	—	(957)
70	E-mini S&P 500 Index	10,216,500	10,167,627	12/24/18	48,873	—
8	E-mini S&P MidCap 400 Index	1,620,160	1,632,118	12/24/18	—	(11,958)
19	Euro STOXX 50 Index	747,171	732,929	12/24/18	14,242	—
4	FTSE 100 Index	390,316	378,637	12/24/18	11,679	—
2	Nikkei 225 Index (OSE)	424,573	394,659	12/14/18	29,914	—

					104,708	(12,915)

Total Futures Contracts					$104,708	$(27,235)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$329,800,946
Unaffiliated Investment Company	16,882,739

Total Investments	$346,683,685

Derivatives:
Assets:
Futures Contracts	$104,708

Liabilities:
Futures Contracts	$(27,235)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuer’s outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–95.07%@
Equity Funds–95.07%@
*Invesco V.I. Core Equity Fund	$97,967,725	$12,200,788	$8,654,283	$(909,085)	$(1,036,090)	$99,569,055	2,768,114	$866,272	$6,204,326
*Invesco V.I. Diversified Dividend Fund	96,562,223	13,445,892	7,824,607	17,732	(3,979,800)	98,221,440	3,770,497	2,317,109	3,326,920
*Invesco V.I. Equity and Income Fund	129,626,960	16,605,360	8,279,479	(54,579)	(5,887,811)	132,010,451	7,261,301	2,904,629	5,710,484

Total	$324,156,908	$42,252,040	$24,758,369	$(945,932)	$(10,903,701)	$329,800,946		$6,088,010	$15,241,730

@	As a percentage of Net Assets as of September 30, 2018.
*	Series I Shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–66.60%
INVESTMENT COMPANY–66.60%
Equity Fund–66.60%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,849,614	$100,290,015

Total Affiliated Investment (Cost $80,254,314)		100,290,015

UNAFFILIATED INVESTMENTS–33.33%
INVESTMENT COMPANIES–33.33%
Equity Fund–28.49%
*Invesco V.I. Comstock Fund	2,224,265	42,906,072

		42,906,072

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	7,281,160	$7,281,160

		7,281,160

Total Unaffiliated Investments (Cost $45,738,871)		50,187,232

TOTAL VALUE OF SECURITIES–99.93% (Cost $125,993,185)	150,477,247
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	110,251

NET ASSETS APPLICABLE TO 12,733,863 SHARES OUTSTANDING–100.00%	$150,587,498

*	Series I Shares.

«	Includes $256,573 cash collateral held at broker and $3,926 variation margin due from broker for futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
30	E-mini S&P 500 Index	$4,378,500	$4,357,686	12/24/18	$20,814	$—
9	E-mini S&P MidCap 400 Index	1,822,680	1,836,716	12/24/18	—	(14,036)
1	Euro STOXX 50 Index	39,325	38,575	12/24/18	750	—

Total Futures Contracts					$21,564	$(14,036)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$100,290,015
Unaffiliated Investment Companies	50,187,232

Total Investments	$150,477,247

Derivatives:
Assets:
Futures Contracts	$21,564

Liabilities:
Futures Contracts	$(14,036)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates (continued)

(non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–66.60%@
Equity Fund–66.60%@
*Invesco V.I. Equally- Weighted S&P 500 Fund	$98,355,843	$7,727,686	$9,653,770	$564,090	$3,296,166	$100,290,015	4,849,614	$1,097,139	$1,758,162

@As a percentage of Net Assets as of September 30, 2018.

*Series I Shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS–0.03%
Liberty Interactive 3.75% exercise price $944.46, maturity date 2/15/30	138,000	$95,220
Liberty Interactive 4.00% exercise price $924.59, maturity date 11/15/29	192,000	133,680

Total Convertible Bonds (Cost $216,298)		228,900

CORPORATE BONDS–89.61%
Advertising–0.26%
Lamar Media 5.75% 2/1/26	680,000	707,200
Outfront Media Capital
5.25% 2/15/22	336,000	341,460
5.625% 2/15/24	500,000	507,375
5.875% 3/15/25	500,000	506,875

		2,062,910

Aerospace & Defense–1.00%
Arconic
5.125% 10/1/24	1,765,000	1,781,547
5.87% 2/23/22	1,276,000	1,339,800
5.90% 2/1/27	376,000	384,501
TransDigm
6.00% 7/15/22	1,956,000	1,992,675
6.375% 6/15/26	632,000	639,900
6.50% 7/15/24	175,000	179,725
6.50% 5/15/25	1,082,000	1,104,993
TransDigm UK Holdings 6.875% 5/15/26	513,000	527,749

		7,950,890

Airlines–0.16%
United Continental Holdings 5.00% 2/1/24	1,296,000	1,289,520
tUS Airways 2013-1 Class B Pass-Through Trust 5.375% 11/15/21	—	0

		1,289,520

Apparel–0.05%
Hanesbrands 4.875% 5/15/26	400,000	384,500
Levi Strauss & Co. 5.00% 5/1/25	25,000	25,055

		409,555

Auto Manufacturers–0.63%
Fiat Chrysler Automobiles 5.25% 4/15/23	1,953,000	1,996,376
Jaguar Land Rover Automotive 4.50% 10/1/27	1,798,000	1,482,990
JB Poindexter & Co. 7.125% 4/15/26	351,000	365,917
=‡Motors Liquidation 8.80% 3/1/21	425,000	0
Navistar International 6.625% 11/1/25	1,115,000	1,165,175

		5,010,458

Auto Parts & Equipment–1.22%
Allison Transmission 4.75% 10/1/27	816,000	772,140

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
American Axle & Manufacturing
6.25% 4/1/25	2,190,000	$2,189,124
6.25% 3/15/26	926,000	912,110
6.50% 4/1/27	2,199,000	2,185,212
6.625% 10/15/22	62,000	63,395
Goodyear Tire & Rubber
4.875% 3/15/27	1,826,000	1,682,203
5.00% 5/31/26	1,060,000	1,000,640
5.125% 11/15/23	885,000	887,213

		9,692,037

Banks–1.85%
Barclays
4.375% 9/11/24	241,000	232,686
4.836% 5/9/28	472,000	443,661
5.20% 5/12/26	1,097,000	1,079,744
µ7.75% 9/15/23	527,000	529,635
µ8.25% 12/29/49	620,000	626,220
Barclays Bank 7.625% 11/21/22	950,000	1,031,581
µCredit Agricole 8.125% 12/29/49	894,000	985,622
Royal Bank of Scotland Group
5.125% 5/28/24	3,065,000	3,071,062
6.10% 6/10/23	2,274,000	2,375,007
6.125% 12/15/22	2,370,000	2,480,349
µ7.50% 12/29/49	398,000	408,447
µ8.625% 12/29/49	335,000	359,706
µSociete Generale 7.375% 12/29/49	1,095,000	1,131,956

		14,755,676

Biotechnology–0.11%
Concordia International 8.00% 9/6/24	863,000	847,897

		847,897

Building Materials–1.97%
Cemex
5.70% 1/11/25	1,880,000	1,917,600
6.125% 5/5/25	2,246,000	2,326,542
7.75% 4/16/26	3,569,000	3,899,133
Masonite International 5.75% 9/15/26	550,000	552,750
PGT Escrow Issuer 6.75% 8/1/26	499,000	518,960
Standard Industries
4.75% 1/15/28	945,000	876,440
5.00% 2/15/27	340,000	320,875
6.00% 10/15/25	1,440,000	1,477,800
Summit Materials
5.125% 6/1/25	655,000	615,700
6.125% 7/15/23	1,990,000	2,028,168
US Concrete 6.375% 6/1/24	1,140,000	1,159,038

		15,693,006

Chemicals–2.03%
Blue Cube Spinco 9.75% 10/15/23	332,000	376,405
Chemours 7.00% 5/15/25	1,080,000	1,150,729

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Cornerstone Chemical 6.75% 8/15/24	437,000	$438,189
CVR Partners 9.25% 6/15/23	4,811,000	5,117,701
Hexion
6.625% 4/15/20	2,433,000	2,293,103
9.00% 11/15/20	420,000	347,550
Ingevity 4.50% 2/1/26	324,000	309,728
=‡Momentive Performance Materials 8.875% 10/15/20	600,000	0
NOVA Chemicals
4.875% 6/1/24	975,000	942,337
5.00% 5/1/25	518,000	493,395
5.25% 8/1/23	569,000	567,933
Nufarm Australia 5.75% 4/30/26	389,000	369,064
Trinseo Materials Operating SCA 5.375% 9/1/25	1,206,000	1,165,659
Tronox 6.50% 4/15/26	669,000	645,585
Tronox Finance 5.75% 10/1/25	868,000	805,070
Venator Finance 5.75% 7/15/25	770,000	700,700
Versum Materials 5.50% 9/30/24	445,000	455,013

		16,178,161

Coal–0.07%
Peabody Energy 6.00% 3/31/22	519,000	530,029

		530,029

Commercial Services–4.63%
ACE Cash Express 12.00% 12/15/22	1,003,000	1,070,703
ADT Security 4.125% 6/15/23	4,145,000	3,973,936
Ahern Rentals 7.375% 5/15/23	1,565,000	1,549,350
AMN Healthcare 5.125% 10/1/24	356,000	345,320
Avis Budget Car Rental 5.25% 3/15/25	1,390,000	1,308,337
Booz Allen Hamilton 5.125% 5/1/25	1,171,000	1,153,435
Brink’s 4.625% 10/15/27	845,000	777,400
FTI Consulting 6.00% 11/15/22	350,000	358,960
Garda World Security 8.75% 5/15/25	5,640,000	5,520,150
Graham Holdings 5.75% 6/1/26	383,000	393,054
Hertz
5.50% 10/15/24	440,000	367,400
7.375% 1/15/21	620,000	621,550
Jaguar Holding II 6.375% 8/1/23	750,000	757,500
Nielsen Co. Luxembourg 5.00% 2/1/25	970,000	955,450
Nielsen Finance 5.00% 4/15/22	1,270,000	1,241,425
Prime Security Services Borrower 9.25% 5/15/23	3,610,000	3,869,920
Quad/Graphics 7.00% 5/1/22	490,000	498,575
Refinitiv US Holdings
6.25% 5/15/26	339,000	340,675
8.25% 11/15/26	348,000	346,761
Service Corp International
5.375% 5/15/24	915,000	933,474
8.00% 11/15/21	370,000	408,387
Sotheby’s 4.875% 12/15/25	1,210,000	1,160,087

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services (continued)
Team Health Holdings 6.375% 2/1/25	2,578,000	$2,275,085
United Rentals North America
4.625% 10/15/25	1,030,000	1,001,675
4.875% 1/15/28	1,450,000	1,363,000
5.50% 7/15/25	1,040,000	1,064,700
5.50% 5/15/27	495,000	490,669
5.75% 11/15/24	2,220,000	2,292,261
5.875% 9/15/26	273,000	281,190
Verscend Escrow 9.75% 8/15/26	153,000	158,355

		36,878,784

Computers–1.42%
Banff Merger 9.75% 9/1/26	1,583,000	1,609,911
Dell International
5.875% 6/15/21	565,000	583,349
7.125% 6/15/24	2,225,000	2,387,167
Diebold Nixdorf 8.50% 4/15/24	1,950,000	1,404,000
EMC 2.65% 6/1/20	848,000	832,906
Exela Intermediate 10.00% 7/15/23	2,159,000	2,310,130
Harland Clarke Holdings 8.375% 8/15/22	324,000	312,255
Western Digital 4.75% 2/15/26	1,922,000	1,862,322

		11,302,040

Construction & Engineering–0.85%
AECOM
5.125% 3/15/27	1,380,000	1,351,020
5.875% 10/15/24	1,159,000	1,231,437
MasTec 4.875% 3/15/23	1,921,000	1,916,197
Tutor Perini 6.875% 5/1/25	2,184,000	2,249,520

		6,748,174

Containers & Packaging–1.64%
Ardagh Packaging Finance
4.625% 5/15/23	700,000	694,750
6.00% 2/15/25	2,435,000	2,389,344
7.25% 5/15/24	825,000	866,250
Ball
4.875% 3/15/26	280,000	280,563
5.00% 3/15/22	135,000	139,927
5.25% 7/1/25	366,000	379,725
Berry Global
4.50% 2/15/26	587,000	559,117
5.125% 7/15/23	610,000	615,337
6.00% 10/15/22	500,000	516,875
BWAY Holding 5.50% 4/15/24	1,180,000	1,163,775
Crown Americas
4.25% 9/30/26	490,000	449,575
4.75% 2/1/26	310,000	296,825
Flex Acquisition 6.875% 1/15/25	266,000	255,360
Ol European Group 4.00% 3/15/23	450,000	428,625
Owens-Brockway Glass Container
5.00% 1/15/22	485,000	489,244

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Owens-Brockway Glass Container (continued)
5.375% 1/15/25	199,000	$197,756
5.875% 8/15/23	105,000	108,413
6.375% 8/15/25	460,000	474,950
Reynolds Group Issuer
5.125% 7/15/23	850,000	846,813
5.75% 10/15/20	1,342,214	1,347,247
6.875% 2/15/21	150,744	152,628
Sealed Air 4.875% 12/1/22	360,000	364,950

		13,018,049

Cosmetics & Personal Care–0.09%
Revlon Consumer Products 6.25% 8/1/24	1,194,000	730,579

		730,579

Distribution & Wholesale–0.48%
Global Partners
6.25% 7/15/22	792,000	792,000
7.00% 6/15/23	860,000	875,050
H&E Equipment Services 5.625% 9/1/25	735,000	735,000
LKQ 4.75% 5/15/23	600,000	601,950
Univar USA 6.75% 7/15/23	758,000	786,425

		3,790,425

Diversified Financial Services–3.16%
Alliance Data Systems
5.375% 8/1/22	1,458,000	1,474,403
5.875% 11/1/21	800,000	818,000
Ally Financial
4.625% 5/19/22	894,000	902,922
4.625% 3/30/25	750,000	747,187
5.125% 9/30/24	1,875,000	1,935,937
5.75% 11/20/25	1,485,000	1,538,831
8.00% 11/1/31	1,170,000	1,423,013
CNG Holdings 9.375% 5/15/20	1,998,000	1,968,030
Curo Group Holdings 8.25% 9/1/25	1,377,000	1,328,819
Ladder Capital Finance Holdings
5.25% 3/15/22	485,000	487,425
5.25% 10/1/25	548,000	516,490
LPL Holdings 5.75% 9/15/25	1,088,000	1,064,880
Nationstar Mortgage
6.50% 7/1/21	527,000	528,950
6.50% 6/1/22	173,000	173,108
Nationstar Mortgage Holdings
8.125% 7/15/23	454,000	476,609
9.125% 7/15/26	665,000	698,250
Quicken Loans
5.25% 1/15/28	1,843,000	1,718,597
5.75% 5/1/25	1,455,000	1,460,456
Springleaf Finance
5.625% 3/15/23	2,260,000	2,257,175

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Springleaf Finance (continued)
6.125% 5/15/22	740,000	$766,825
6.875% 3/15/25	355,000	355,000
7.125% 3/15/26	1,232,000	1,228,150
7.75% 10/1/21	475,000	514,178
Travelport Corporate Finance 6.00% 3/15/26	762,000	775,846

		25,159,081

Electric–1.79%
Calpine
5.25% 6/1/26	1,210,000	1,125,300
5.50% 2/1/24	675,000	604,969
5.75% 1/15/25	1,025,000	910,969
5.875% 1/15/24	900,000	909,000
Clearway Energy Operating
5.00% 9/15/26	535,000	514,937
5.75% 10/15/25	485,000	490,177
Dynegy
5.875% 6/1/23	2,646,000	2,735,303
7.375% 11/1/22	500,000	520,000
7.625% 11/1/24	1,048,000	1,133,150
NextEra Energy Operating Partners 4.25% 9/15/24	798,000	785,033
NRG Energy
5.75% 1/15/28	596,000	603,450
6.625% 1/15/27	1,847,000	1,948,585
Talen Energy Supply 6.50% 6/1/25	1,625,000	1,251,250
TerraForm Power Operating 6.125% 3/1/26	701,000	674,713
‡Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	14,017

		14,220,853

Electrical Components & Equipment–0.15%
WESCO Distribution 5.375% 6/15/24	1,170,000	1,162,688

		1,162,688

Energy Alternate Sources–0.26%
TerraForm Power Operating
4.25% 1/31/23	843,000	826,140
5.00% 1/31/28	941,000	878,659
f6.625% 6/15/25	365,000	388,269

		2,093,068

Entertainment–2.82%
AMC Entertainment Holdings
5.75% 6/15/25	700,000	672,875
5.875% 11/15/26	397,000	381,120
6.125% 5/15/27	395,000	380,187
Boyne USA 7.25% 5/1/25	1,200,000	1,275,000
CCM Merger 6.00% 3/15/22	272,000	279,877
Cedar Fair 5.375% 6/1/24	265,000	265,000

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Entertainment (continued)
Cinemark USA 4.875% 6/1/23	846,000	$836,483
Delta Merger Sub 6.00% 9/15/26	367,000	372,505
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,956,000	2,009,790
Eldorado Resorts
6.00% 4/1/25	2,100,000	2,134,125
7.00% 8/1/23	225,000	237,375
Enterprise Development Authority 12.00% 7/15/24	2,010,000	1,944,675
Gateway Casinos & Entertainment 8.25% 3/1/24	2,003,000	2,113,165
International Game Technology 6.50% 2/15/25	725,000	755,813
Live Nation Entertainment 4.875% 11/1/24	477,000	468,653
Scientific Games International
5.00% 10/15/25	1,627,000	1,549,717
10.00% 12/1/22	2,165,000	2,300,313
Six Flags Entertainment 4.875% 7/31/24	866,000	846,515
Stars Group Holdings 7.00% 7/15/26	902,000	932,839
WMG Acquisition
4.875% 11/1/24	585,000	573,300
5.00% 8/1/23	255,000	255,956
5.50% 4/15/26	1,306,000	1,299,470
5.625% 4/15/22	515,000	524,013

		22,408,766

Environmental Control–0.12%
Covanta Holding
5.875% 3/1/24	580,000	593,601
5.875% 7/1/25	391,000	395,887

		989,488

Food–3.48%
Albertsons/Safeway/New Albertsons
5.75% 3/15/25	935,000	846,175
6.625% 6/15/24	5,193,000	5,017,736
B&G Foods 5.25% 4/1/25	1,219,000	1,168,716
Dean Foods 6.50% 3/15/23	793,000	748,195
Dole Food 7.25% 6/15/25	1,122,000	1,099,560
JBS USA Finance
5.75% 6/15/25	2,387,000	2,333,293
5.875% 7/15/24	2,448,000	2,420,460
6.75% 2/15/28	797,000	793,015
7.25% 6/1/21	3,439,000	3,507,780
7.25% 6/1/21	910,000	928,200
Pilgrim’s Pride
5.75% 3/15/25	2,237,000	2,164,297
5.875% 9/30/27	971,000	922,450
Post Holdings
5.00% 8/15/26	799,000	758,491

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
Post Holdings (continued)
5.50% 3/1/25	717,000	$714,311
SUPERVALU
6.75% 6/1/21	952,000	973,420
7.75% 11/15/22	3,148,000	3,285,725

		27,681,824

Gas–0.23%
AmeriGas Partners
5.50% 5/20/25	630,000	622,125
5.625% 5/20/24	471,000	469,823
5.75% 5/20/27	520,000	512,200
5.875% 8/20/26	220,000	219,450

		1,823,598

Health Care Products–0.31%
Hologic 4.375% 10/15/25	802,000	772,422
Mallinckrodt International Finance
5.50% 4/15/25	640,000	539,200
5.625% 10/15/23	311,000	276,790
Sotera Health Holdings 6.50% 5/15/23	300,000	309,750
Teleflex
4.875% 6/1/26	148,000	147,260
5.25% 6/15/24	405,000	418,163

		2,463,585

Health Care Services–6.58%
Acadia Healthcare
5.125% 7/1/22	410,000	411,025
5.625% 2/15/23	330,000	333,300
6.50% 3/1/24	1,098,000	1,140,547
Centene
4.75% 5/15/22	486,000	493,897
4.75% 1/15/25	1,066,000	1,066,000
5.625% 2/15/21	343,000	349,860
6.125% 2/15/24	700,000	736,750
CHS 6.875% 2/1/22	1,318,000	745,065
Community Health Systems
5.125% 8/1/21	1,472,000	1,438,880
6.25% 3/31/23	1,393,000	1,326,415
8.125% 6/30/24	2,410,000	2,015,676
8.625% 1/15/24	1,456,000	1,512,420
DaVita
5.00% 5/1/25	1,125,000	1,078,594
5.125% 7/15/24	1,174,000	1,138,780
5.75% 8/15/22	400,000	408,840
Enterprise Merger Sub 8.75% 10/15/26	1,964,000	1,964,000
Envision Healthcare
5.125% 7/1/22	1,786,000	1,838,687
5.625% 7/15/22	1,794,000	1,845,488
HCA
4.25% 10/15/19	630,000	636,300

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
HCA (continued)
5.00% 3/15/24	506,000	$519,915
5.25% 4/15/25	330,000	341,137
5.375% 2/1/25	3,421,000	3,497,973
5.50% 6/15/47	940,000	955,275
5.875% 3/15/22	1,019,000	1,082,687
5.875% 5/1/23	2,789,000	2,949,367
5.875% 2/15/26	2,125,000	2,217,969
7.50% 2/15/22	1,065,000	1,168,837
HCA Healthcare 6.25% 2/15/21	470,000	491,150
LifePoint Health 5.50% 12/1/21	385,000	392,280
MPH Acquisition Holdings 7.125% 6/1/24	2,780,000	2,891,200
~Polaris Intermediate PIK 8.50% 12/1/22	1,489,000	1,544,078
Tenet Healthcare
4.375% 10/1/21	495,000	495,332
4.50% 4/1/21	843,000	843,000
4.625% 7/15/24	1,370,000	1,335,750
4.75% 6/1/20	840,000	853,650
5.125% 5/1/25	2,351,000	2,321,613
6.00% 10/1/20	658,000	681,260
6.75% 2/1/20	115,000	119,295
6.75% 6/15/23	2,686,000	2,686,000
7.00% 8/1/25	751,000	744,429
7.50% 1/1/22	360,000	377,100
8.125% 4/1/22	1,554,000	1,643,433
WellCare Health Plans 5.25% 4/1/25	1,545,000	1,573,969
West Street Merger Sub 6.375% 9/1/25	200,000	190,500

		52,397,723

Home Builders–0.77%
Lennar
4.50% 4/30/24	630,000	618,471
4.75% 11/15/22	35,000	35,238
4.75% 11/29/27	805,000	775,819
5.25% 6/1/26	411,000	408,945
5.875% 11/15/24	1,640,000	1,713,800
LGI Homes 6.875% 7/15/26	481,000	473,785
Mattamy Group 6.875% 12/15/23	215,000	218,225
New Home 7.25% 4/1/22	1,110,000	1,137,750
Toll Brothers Finance
4.35% 2/15/28	85,000	78,332
4.875% 11/15/25	395,000	389,075
5.625% 1/15/24	290,000	300,513

		6,149,953

Home Furnishings–0.17%
Tempur Sealy International
5.50% 6/15/26	722,000	694,023
5.625% 10/15/23	680,000	681,700

		1,375,723

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Products & Wares–0.38%
Kronos Acquisition Holdings 9.00% 8/15/23	761,000	$719,145
Spectrum Brands
5.75% 7/15/25	1,718,000	1,743,770
6.125% 12/15/24	525,000	538,125

		3,001,040

Insurance–0.57%
AmWINS Group 7.75% 7/1/26	962,000	1,002,885
CNO Financial Group 5.25% 5/30/25	1,049,000	1,077,847
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	514,000	512,047
Liberty Mutual Group 7.80% 3/15/37	837,000	981,383
Radian Group 4.50% 10/1/24	584,000	576,700
USIS Merger Sub 6.875% 5/1/25	410,000	410,000

		4,560,862

Internet–0.71%
Netflix
4.375% 11/15/26	425,000	399,627
4.875% 4/15/28	805,000	757,706
5.875% 11/15/28	648,000	648,810
Symantec 5.00% 4/15/25	1,247,000	1,236,959
Zayo Group
5.75% 1/15/27	1,055,000	1,057,638
6.00% 4/1/23	801,000	829,035
6.375% 5/15/25	670,000	697,818

		5,627,593

Iron & Steel–0.88%
AK Steel
6.375% 10/15/25	780,000	745,875
7.00% 3/15/27	541,000	522,065
7.50% 7/15/23	515,000	544,613
Big River Steel 7.25% 9/1/25	340,000	359,975
Cleveland-Cliffs
4.875% 1/15/24	400,000	395,000
5.75% 3/1/25	314,000	306,543
Commercial Metals
4.875% 5/15/23	477,000	475,378
5.375% 7/15/27	380,000	358,150
Steel Dynamics
4.125% 9/15/25	785,000	751,637
5.00% 12/15/26	610,000	608,475
5.125% 10/1/21	85,000	86,041
5.25% 4/15/23	135,000	137,504
5.50% 10/1/24	300,000	307,050
United States Steel
6.25% 3/15/26	1,146,000	1,138,837
6.875% 8/15/25	299,000	306,849

		7,043,992

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Leisure Time–0.28%
Constellation Merger Sub 8.50% 9/15/25	840,000	$800,100
Sabre GLBL 5.375% 4/15/23	760,000	768,497
VOC Escrow 5.00% 2/15/28	680,000	656,907

		2,225,504

Lodging–1.43%
Boyd Gaming
6.00% 8/15/26	503,000	509,287
6.375% 4/1/26	1,295,000	1,335,469
6.875% 5/15/23	496,000	522,908
Hilton Domestic Operating 4.25% 9/1/24	371,000	359,981
Hilton Grand Vacations Borrower 6.125% 12/1/24	197,000	201,679
Hilton Worldwide Finance 4.625% 4/1/25	392,000	382,690
Jack Ohio Finance
6.75% 11/15/21	1,105,000	1,146,437
10.25% 11/15/22	705,000	777,403
Marriott Ownership Resorts 6.50% 9/15/26	927,000	953,790
MGM Resorts International 6.00% 3/15/23	978,000	1,013,453
Seminole Hard Rock Entertainment 5.875% 5/15/21	2,305,000	2,325,169
Station Casinos 5.00% 10/1/25	1,192,000	1,144,678
Wyndham Worldwide
5.40% 4/1/24	296,000	288,600
5.75% 4/1/27	293,000	277,618
6.35% 10/1/25	131,000	131,328

		11,370,490

Machinery Construction & Mining–0.68%
BWX Technologies 5.375% 7/15/26	705,000	709,406
Terex 5.625% 2/1/25	503,000	500,485
Vertiv Group 9.25% 10/15/24	3,996,000	4,175,820

		5,385,711

Machinery Diversified–0.23%
ATS Automation Tooling Systems 6.50% 6/15/23	792,000	821,700
Stevens Holding 6.125% 10/1/26	310,000	315,813
Tennant 5.625% 5/1/25	677,000	688,847

		1,826,360

Manufacturing–1.42%
Bombardier
6.00% 10/15/22	1,997,000	2,012,057
6.125% 1/15/23	1,956,000	1,974,337
7.50% 12/1/24	693,000	732,847
7.50% 3/15/25	1,643,000	1,702,559
7.75% 3/15/20	112,000	117,530
8.75% 12/1/21	1,527,000	1,692,069
FXI Holdings 7.875% 11/1/24	1,604,000	1,533,825

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Manufacturing (continued)
Gates Global 6.00% 7/15/22	1,042,000	$1,051,117
Koppers 6.00% 2/15/25	465,000	466,163

		11,282,504

Media–8.68%
Altice Financing
6.625% 2/15/23	686,000	692,860
7.50% 5/15/26	1,950,000	1,906,125
Altice France
6.25% 5/15/24	1,206,000	1,192,433
7.375% 5/1/26	1,865,000	1,871,994
8.125% 2/1/27	820,000	846,650
Altice Luxembourg
7.625% 2/15/25	1,275,000	1,166,816
7.75% 5/15/22	1,329,000	1,295,775
Altice US Finance I
5.375% 7/15/23	1,880,000	1,905,850
5.50% 5/15/26	1,484,000	1,485,855
AMC Networks
4.75% 12/15/22	15,000	15,037
4.75% 8/1/25	578,000	554,157
5.00% 4/1/24	1,485,000	1,466,437
Cablevision Systems 8.00% 4/15/20	1,838,000	1,941,387
CCO Holdings
5.00% 2/1/28	814,000	767,114
5.125% 5/1/27	1,284,000	1,219,800
5.375% 5/1/25	470,000	467,650
5.50% 5/1/26	1,015,000	1,006,119
5.75% 9/1/23	375,000	381,094
5.75% 1/15/24	225,000	229,219
5.75% 2/15/26	2,869,000	2,883,345
5.875% 4/1/24	4,821,000	4,911,394
Cequel Communications Holdings I 7.50% 4/1/28	895,000	943,106
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,632,000	1,668,720
6.50% 11/15/22	1,593,000	1,630,834
7.625% 3/15/20	2,190,000	2,203,687
7.625% 3/15/20	45,000	45,337
CSC Holdings
5.25% 6/1/24	1,120,000	1,097,600
5.50% 4/15/27	1,168,000	1,135,880
6.625% 10/15/25	2,165,000	2,286,781
6.75% 11/15/21	433,000	457,356
8.625% 2/15/19	493,000	501,627
DISH DBS
5.00% 3/15/23	1,573,000	1,433,396
5.875% 7/15/22	500,000	489,905
5.875% 11/15/24	468,000	421,200
6.75% 6/1/21	4,032,000	4,127,760
7.75% 7/1/26	742,000	702,711
EW Scripps 5.125% 5/15/25	310,000	298,763

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Gray Television
5.125% 10/15/24	1,235,000	$1,196,406
5.875% 7/15/26	718,000	713,513
‡iHeartCommunications 9.00% 12/15/19	1,384,000	1,048,380
Liberty Interactive 8.25% 2/1/30	380,000	407,094
Nexstar Broadcasting
5.625% 8/1/24	385,000	377,781
6.125% 2/15/22	155,000	158,294
Sinclair Television Group
5.625% 8/1/24	153,000	150,131
5.875% 3/15/26	84,000	82,223
6.125% 10/1/22	915,000	935,587
Sirius XM Radio
4.625% 5/15/23	1,100,000	1,093,070
5.00% 8/1/27	956,000	924,653
5.375% 4/15/25	1,364,000	1,372,525
5.375% 7/15/26	390,000	388,050
TEGNA
5.50% 9/15/24	265,000	268,975
6.375% 10/15/23	1,025,000	1,060,875
Unitymedia 6.125% 1/15/25	1,645,000	1,735,475
Univision Communications
5.125% 5/15/23	405,000	387,787
5.125% 2/15/25	1,184,000	1,110,000
6.75% 9/15/22	218,000	223,450
UPC Holding 5.50% 1/15/28	390,000	371,112
UPCB Finance IV 5.375% 1/15/25	1,095,000	1,096,369
Viacom
µ5.875% 2/28/57	848,000	834,093
µ6.25% 2/28/57	504,000	498,369
Videotron
5.125% 4/15/27	313,000	307,523
5.375% 6/15/24	1,123,000	1,158,094
Virgin Media Finance 6.375% 4/15/23	985,000	1,013,319
Virgin Media Secured Finance 5.25% 1/15/26	405,000	397,524
Ziggo Bond Finance 5.875% 1/15/25	520,000	490,750
Ziggo Secured Finance 5.50% 1/15/27	1,750,000	1,646,313

		69,099,509

Metal Fabricate & Hardware–0.33%
Novelis
5.875% 9/30/26	1,480,000	1,449,660
6.25% 8/15/24	1,175,000	1,205,844

		2,655,504

Mining–1.85%
Alcoa Nederland Holding 6.75% 9/30/24	797,000	846,813
Coeur Mining 5.875% 6/1/24	399,000	381,544
Constellium
5.75% 5/15/24	250,000	249,687
6.625% 3/1/25	909,000	922,635

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mining (continued)
FMG Resources August 2006 Pty
4.75% 5/15/22	552,000	$548,550
5.125% 5/15/24	783,000	764,404
Freeport-McMoRan
3.55% 3/1/22	80,000	77,600
3.875% 3/15/23	2,610,000	2,529,612
4.00% 11/14/21	1,193,000	1,188,526
4.55% 11/14/24	465,000	453,375
5.40% 11/14/34	150,000	141,750
5.45% 3/15/43	1,155,000	1,056,825
Hecla Mining 6.875% 5/1/21	1,351,000	1,358,599
Hudbay Minerals 7.25% 1/15/23	575,000	593,751
Kaiser Aluminum 5.875% 5/15/24	433,000	443,695
Northwest Acquisitions 7.125% 11/1/22	379,000	388,475
Teck Resources
5.40% 2/1/43	560,000	530,600
6.00% 8/15/40	625,000	640,625
6.125% 10/1/35	1,180,000	1,247,850
8.50% 6/1/24	311,000	341,323

		14,706,239

Office & Business Equipment–0.12%
CDW
5.00% 9/1/23	259,000	262,885
5.50% 12/1/24	685,000	712,400

		975,285

Oil & Gas–7.90%
Aker BP
5.875% 3/31/25	1,703,000	1,764,734
6.00% 7/1/22	152,000	157,415
Antero Resources 5.125% 12/1/22	1,190,000	1,211,420
Athabasca Oil 9.875% 2/24/22	925,000	950,437
Baytex Energy
5.125% 6/1/21	91,000	90,090
5.625% 6/1/24	190,000	182,400
California Resources
5.50% 9/15/21	167,000	151,970
8.00% 12/15/22	1,652,000	1,581,790
Callon Petroleum
6.125% 10/1/24	313,000	320,043
6.375% 7/1/26	231,000	236,197
Carrizo Oil & Gas 6.25% 4/15/23	786,000	806,633
Chesapeake Energy
•5.589% (LIBOR03M + 3.25%) 4/15/19	356,000	357,335
6.625% 8/15/20	364,000	382,200
7.00% 10/1/24	1,615,000	1,617,019
8.00% 1/15/25	1,275,000	1,318,031
8.00% 6/15/27	2,313,000	2,365,043
CITGO Petroleum 6.25% 8/15/22	868,000	870,170
Denbury Resources
5.50% 5/1/22	160,000	148,000

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Denbury Resources (continued)
7.50% 2/15/24	352,000	$363,000
9.00% 5/15/21	402,000	436,673
9.25% 3/31/22	544,000	589,560
Diamond Offshore Drilling 7.875% 8/15/25	959,000	998,559
Diamondback Energy 4.75% 11/1/24	546,000	548,047
Ensco
4.50% 10/1/24	254,000	219,075
5.20% 3/15/25	673,000	588,034
5.75% 10/1/44	63,000	47,329
7.75% 2/1/26	305,000	303,856
8.00% 1/31/24	316,000	319,950
EP Energy
7.75% 5/15/26	2,060,000	2,116,650
8.00% 11/29/24	1,947,000	1,971,337
8.00% 2/15/25	319,000	245,630
9.375% 5/1/20	698,000	696,255
Gulfport Energy
6.00% 10/15/24	1,667,000	1,633,660
6.375% 5/15/25	213,000	209,539
Hilcorp Energy I 5.00% 12/1/24	2,052,000	2,012,499
Jupiter Resources 8.50% 10/1/22	544,000	261,120
Matador Resources 5.875% 9/15/26	388,000	393,820
MEG Energy
6.375% 1/30/23	528,000	483,120
6.50% 1/15/25	185,000	184,075
7.00% 3/31/24	388,000	355,990
Nabors Industries 5.75% 2/1/25	575,000	552,669
Noble Holding International
6.20% 8/1/40	528,000	412,500
7.75% 1/15/24	903,000	900,743
7.875% 2/1/26	1,030,000	1,072,487
7.95% 4/1/25	748,000	733,040
8.95% 4/1/45	167,000	162,616
~Northern Oil And Gas PIK 9.50% 5/15/23	237,396	251,046
Oasis Petroleum
6.25% 5/1/26	747,000	761,006
6.875% 3/15/22	330,000	336,181
PBF Holding
7.00% 11/15/23	402,000	420,090
7.25% 6/15/25	1,250,000	1,315,625
Precision Drilling 7.125% 1/15/26	173,000	178,190
QEP Resources
5.25% 5/1/23	494,000	483,503
5.375% 10/1/22	823,000	829,173
5.625% 3/1/26	415,000	398,400
Rowan 7.375% 6/15/25	637,000	637,000
Sanchez Energy
6.125% 1/15/23	239,000	137,425

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Sanchez Energy (continued)
7.25% 2/15/23	193,000	$190,829
7.75% 6/15/21	229,000	161,445
Seven Generations Energy 5.375% 9/30/25	826,000	806,383
Shelf Drilling Holdings 8.25% 2/15/25	2,029,000	2,100,015
SM Energy
5.00% 1/15/24	1,339,000	1,310,546
6.625% 1/15/27	477,000	493,695
6.75% 9/15/26	376,000	392,450
Southwestern Energy
6.20% 1/23/25	777,000	774,086
7.50% 4/1/26	726,000	764,115
Sunoco
4.875% 1/15/23	621,000	616,343
5.50% 2/15/26	427,000	413,549
5.875% 3/15/28	194,000	186,725
Talos Production 11.00% 4/3/22	89,671	96,396
Transocean
5.80% 10/15/22	155,000	154,806
6.80% 3/15/38	1,045,000	909,150
7.50% 1/15/26	2,385,000	2,468,475
7.50% 4/15/31	816,000	779,280
9.00% 7/15/23	960,000	1,046,400
9.35% 12/15/41	1,194,000	1,207,433
Transocean Guardian 5.875% 1/15/24	600,000	607,500
Transocean Pontus 6.125% 8/1/25	1,090,000	1,110,427
Tullow Oil 7.00% 3/1/25	2,129,000	2,078,436
Ultra Resources
6.875% 4/15/22	3,383,000	1,623,840
7.125% 4/15/25	1,297,000	531,770
Unit 6.625% 5/15/21	688,000	691,440
Whiting Petroleum 6.625% 1/15/26	1,399,000	1,460,206
WPX Energy 5.75% 6/1/26	819,000	832,309

		62,878,448

Oil & Gas Services–0.88%
Bristow Group
6.25% 10/15/22	546,000	401,310
8.75% 3/1/23	528,000	517,440
Calfrac Holdings 8.50% 6/15/26	358,000	335,625
KCA Deutag UK Finance
7.25% 5/15/21	991,000	938,973
9.625% 4/1/23	200,000	197,000
9.875% 4/1/22	473,000	473,000
=‡Penn Virginia Escrow 8.50% 5/1/20	927,000	3,245
SESI 7.75% 9/15/24	221,000	226,249
@Telford Offshore PIK 1.00% 2/12/24	505,930	404,744
Transocean Proteus 6.25% 12/1/24	70,550	72,049
Trinidad Drilling 6.625% 2/15/25	379,000	377,105
USA Compression Partners 6.875% 4/1/26	371,000	384,449

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Weatherford International
6.50% 8/1/36	206,000	$156,045
6.75% 9/15/40	251,000	193,270
6.80% 6/15/37	5,000	3,850
7.00% 3/15/38	518,000	404,040
8.25% 6/15/23	568,000	539,600
9.875% 2/15/24	747,000	735,795
9.875% 3/1/25	622,000	603,340

		6,967,129

Paper & Forest Products–0.25%
Clearwater Paper
4.50% 2/1/23	630,000	589,050
5.375% 2/1/25	1,468,000	1,368,910

		1,957,960

Pharmaceuticals–2.57%
Bausch Health
5.50% 11/1/25	1,553,000	1,558,824
5.875% 5/15/23	6,304,000	6,170,040
6.125% 4/15/25	1,293,000	1,231,583
6.50% 3/15/22	521,000	543,143
7.00% 3/15/24	850,000	900,150
7.50% 7/15/21	717,000	732,236
8.50% 1/31/27	472,000	496,780
9.00% 12/15/25	2,275,000	2,457,000
9.25% 4/1/26	1,156,000	1,249,925
Catalent Pharma Solutions 4.875% 1/15/26	314,000	303,795
Endo Finance
5.375% 1/15/23	223,000	197,355
5.75% 1/15/22	827,000	776,346
5.875% 10/15/24	580,000	588,700
6.00% 7/15/23	1,600,000	1,428,000
6.00% 2/1/25	960,000	832,320
7.25% 1/15/22	250,000	245,000
NVA Holdings 6.875% 4/1/26	771,000	772,927

		20,484,124

Pipelines–4.95%
µAndeavor Logistics 6.875% 2/15/66	1,140,000	1,147,267
µBuckeye Partners 6.375% 1/22/78	1,305,000	1,243,104
Cheniere Corpus Christi Holdings
5.125% 6/30/27	460,000	462,875
5.875% 3/31/25	1,030,000	1,085,363
7.00% 6/30/24	630,000	691,425
Cheniere Energy Partners
5.25% 10/1/25	554,000	556,066
5.625% 10/1/26	553,000	557,673
CIT Group
4.75% 2/16/24	700,000	702,590
5.25% 3/7/25	581,000	594,073
6.125% 3/9/28	304,000	318,440

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
CNX Midstream Partners 6.50% 3/15/26	313,000	$312,217
Crestwood Midstream Partners
5.75% 4/1/25	620,000	635,500
6.25% 4/1/23	494,000	513,143
CSC Holdings 5.375% 2/1/28	800,000	764,000
CSI Compressco 7.50% 4/1/25	335,000	343,375
µDCP Midstream 7.375% 6/15/66	1,132,000	1,128,463
DCP Midstream Operating
3.875% 3/15/23	1,667,000	1,633,660
4.75% 9/30/21	68,000	69,190
4.95% 4/1/22	270,000	274,725
5.375% 7/15/25	355,000	362,987
6.75% 9/15/37	735,000	790,125
Delek Logistics Partners 6.75% 5/15/25	1,622,000	1,642,275
Energy Transfer Equity
4.25% 3/15/23	574,000	571,847
5.875% 1/15/24	2,097,000	2,212,335
µEnergy Transfer Partners 6.625% 12/31/49	1,142,000	1,095,606
EnLink Midstream Partners
4.15% 6/1/25	656,000	622,918
4.40% 4/1/24	522,000	507,425
4.85% 7/15/26	312,000	302,972
5.60% 4/1/44	435,000	388,645
µ6.00% 12/15/22	1,200,000	1,088,567
Enterprise Products Operating
µ4.875% 8/16/77	443,000	422,816
µ5.375% 2/15/78	787,000	732,009
Genesis Energy
5.625% 6/15/24	519,000	493,050
6.00% 5/15/23	500,000	495,625
6.25% 5/15/26	395,000	377,225
6.50% 10/1/25	80,000	77,800
6.75% 8/1/22	295,000	302,375
Holly Energy Partners 6.00% 8/1/24	828,000	850,770
Martin Midstream Partners 7.25% 2/15/21	1,506,000	1,509,765
NGPL PipeCo 4.875% 8/15/27	558,000	557,303
NuStar Logistics 5.625% 4/28/27	1,005,000	997,463
PBF Logistics 6.875% 5/15/23	531,000	544,939
µPlains All American Pipeline 6.125% 12/31/49	1,220,000	1,191,025
SemGroup
5.625% 7/15/22	537,000	535,657
5.625% 11/15/23	497,000	485,817
6.375% 3/15/25	610,000	602,375
7.25% 3/15/26	752,000	753,880
Summit Midstream Holdings
5.50% 8/15/22	652,000	652,815
5.75% 4/15/25	709,000	685,957
Tallgrass Energy Partners 5.50% 9/15/24	905,000	926,494

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners
4.25% 11/15/23	142,000	$139,337
5.00% 1/15/28	395,000	386,113
5.125% 2/1/25	1,377,000	1,394,213
5.25% 5/1/23	490,000	497,963
5.375% 2/1/27	380,000	381,900
5.875% 4/15/26	307,000	318,129
TransMontaigne Partners 6.125% 2/15/26	462,000	437,745

		39,369,411

Private Equity–0.50%
Icahn Enterprises
5.875% 2/1/22	1,399,000	1,421,734
6.25% 2/1/22	682,000	700,755
6.375% 12/15/25	1,495,000	1,504,344
6.75% 2/1/24	312,000	320,580

		3,947,413

Real Estate Investment Trusts–1.34%
CyrusOne
5.00% 3/15/24	371,000	378,884
5.375% 3/15/27	741,000	759,525
Equinix
5.375% 1/1/22	689,000	713,115
5.375% 4/1/23	500,000	514,375
5.375% 5/15/27	535,000	536,337
5.75% 1/1/25	1,102,000	1,140,570
5.875% 1/15/26	300,000	309,375
ESH Hospitality 5.25% 5/1/25	1,417,000	1,374,490
Iron Mountain
4.875% 9/15/27	604,000	557,190
5.25% 3/15/28	706,000	658,345
5.75% 8/15/24	1,845,000	1,831,163
SBA Communications
4.00% 10/1/22	147,000	144,795
4.875% 7/15/22	683,000	691,264
4.875% 9/1/24	720,000	713,700
Uniti Group 6.00% 4/15/23	390,000	379,275

		10,702,403

Real Estate Management & Development–0.07%
Kennedy-Wilson 5.875% 4/1/24	550,000	544,500

		544,500

Retail–2.73%
Caleres 6.25% 8/15/23	500,000	515,000
Claire’s Stores
‡6.125% 3/15/20	1,074,000	671,250
‡9.00% 3/15/19	1,517,000	948,125
Cumberland Farms 6.75% 5/1/25	284,000	291,810
FirstCash 5.375% 6/1/24	248,000	250,480
Golden Nugget 6.75% 10/15/24	3,067,000	3,118,771

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
IRB Holding 6.75% 2/15/26	1,982,000	$1,947,315
L Brands
5.25% 2/1/28	384,000	330,835
6.75% 7/1/36	825,000	684,750
Neiman Marcus Group 8.00% 10/15/21	1,812,000	1,199,317
New Albertsons
6.625% 6/1/28	569,000	433,863
7.45% 8/1/29	1,311,000	1,088,130
7.75% 6/15/26	600,000	525,000
8.00% 5/1/31	625,000	531,250
8.70% 5/1/30	106,000	94,075
New Red Finance 4.25% 5/15/24	1,194,000	1,134,300
Party City Holdings
6.125% 8/15/23	410,000	417,175
6.625% 8/1/26	1,092,000	1,108,380
Penske Automotive Group 5.50% 5/15/26	1,964,000	1,914,311
PetSmart
5.875% 6/1/25	647,000	533,574
7.125% 3/15/23	964,000	697,695
8.875% 6/1/25	784,000	568,243
Staples 8.50% 9/15/25	2,835,000	2,686,163

		21,689,812

Semiconductors–0.53%
Entegris 4.625% 2/10/26	750,000	717,113
NXP 4.625% 6/15/22	1,243,000	1,256,984
Qorvo 5.50% 7/15/26	232,000	236,640
Sensata Technologies
4.875% 10/15/23	435,000	437,175
5.00% 10/1/25	391,000	391,977
5.625% 11/1/24	531,000	550,249
Sensata Technologies UK Financing 6.25% 2/15/26	597,000	631,327

		4,221,465

Software–2.57%
Camelot Finance 7.875% 10/15/24	1,429,000	1,427,971
First Data
5.00% 1/15/24	1,008,000	1,018,080
5.75% 1/15/24	2,153,000	2,196,060
7.00% 12/1/23	1,729,000	1,804,644
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,965,000	2,181,150
~Infor Software Parent PIK 7.125% 5/1/21	750,000	760,305
Infor US
5.75% 8/15/20	988,000	1,002,820
6.50% 5/15/22	1,571,000	1,600,142
Informatica 7.125% 7/15/23	546,000	561,605
MSCI 5.375% 5/15/27	384,000	392,640

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Nuance Communications
5.375% 8/15/20	321,000	$322,164
5.625% 12/15/26	1,505,000	1,516,197
Open Text
5.625% 1/15/23	737,000	751,740
5.875% 6/1/26	945,000	975,122
Quintiles IMS
4.875% 5/15/23	580,000	585,800
5.00% 10/15/26	418,000	412,253
Rackspace Hosting 8.625% 11/15/24	1,512,000	1,474,351
Solera 10.50% 3/1/24	1,369,000	1,502,477

		20,485,521

Telecommunications–8.59%
=‡Avaya 7.00% 4/1/19	3,607,000	361
CenturyLink
5.80% 3/15/22	725,000	741,313
6.45% 6/15/21	140,000	145,775
6.75% 12/1/23	745,000	775,731
7.50% 4/1/24	487,000	521,090
Cincinnati Bell
7.00% 7/15/24	1,852,000	1,708,470
8.00% 10/15/25	490,000	459,375
CommScope
5.00% 6/15/21	928,000	932,640
5.50% 6/15/24	1,275,000	1,289,344
CommScope Technologies
5.00% 3/15/27	485,000	468,025
6.00% 6/15/25	381,000	394,335
DKT Finance 9.375% 6/17/23	775,000	818,594
Embarq 7.995% 6/1/36	6,348,000	6,379,739
Frontier Communications
7.125% 1/15/23	295,000	210,187
7.625% 4/15/24	80,000	52,000
8.50% 4/1/26	1,020,000	967,725
10.50% 9/15/22	656,000	587,120
11.00% 9/15/25	2,170,000	1,702,821
Goodman Networks 8.00% 5/11/22	352,542	190,373
Hughes Satellite Systems
5.25% 8/1/26	1,301,000	1,273,354
6.625% 8/1/26	564,000	547,080
Inmarsat Finance 6.50% 10/1/24	615,000	625,763
Intelsat Connect Finance 9.50% 2/15/23	1,985,000	1,977,556
Intelsat Jackson Holdings
5.50% 8/1/23	2,051,000	1,894,611
7.50% 4/1/21	1,960,000	1,994,300
8.00% 2/15/24	2,291,000	2,417,005
8.50% 10/15/24	1,910,000	1,933,397
9.75% 7/15/25	685,000	726,956
Intelsat Luxembourg
7.75% 6/1/21	147,000	143,325
8.125% 6/1/23	979,000	873,757

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing
5.125% 5/1/23	210,000	$211,837
5.25% 3/15/26	645,000	636,163
5.375% 8/15/22	445,000	450,774
5.375% 1/15/24	421,000	421,733
5.375% 5/1/25	1,375,000	1,374,986
Nokia
4.375% 6/12/27	475,000	458,375
6.625% 5/15/39	658,000	712,285
Plantronics 5.50% 5/31/23	731,000	729,173
Qwest 7.25% 9/15/25	210,000	226,868
Qwest Capital Funding 7.75% 2/15/31	607,000	566,786
Sprint
7.125% 6/15/24	4,968,000	5,166,720
7.25% 9/15/21	1,274,000	1,350,440
7.625% 2/15/25	1,479,000	1,572,177
7.625% 3/1/26	861,000	913,736
7.875% 9/15/23	2,795,000	3,022,094
Sprint Capital
6.875% 11/15/28	313,000	315,347
8.75% 3/15/32	2,188,000	2,466,970
Sprint Communications
6.00% 11/15/22	1,190,000	1,216,775
7.00% 3/1/20	1,052,000	1,094,080
7.00% 8/15/20	882,000	923,895
9.00% 11/15/18	296,000	298,205
11.50% 11/15/21	90,000	105,975
Telecom Italia Capital
6.00% 9/30/34	855,000	818,663
6.375% 11/15/33	1,308,000	1,288,380
7.20% 7/18/36	387,000	403,447
7.721% 6/4/38	185,000	197,025
T-Mobile USA
=‡0.00% 1/15/24	129,000	0
=‡0.00% 3/1/25	2,389,000	0
=‡0.00% 1/15/26	1,014,000	0
=‡0.00% 2/1/26	546,000	0
=‡0.00% 2/1/28	546,000	0
4.50% 2/1/26	546,000	521,769
4.75% 2/1/28	546,000	514,605
5.125% 4/15/25	380,000	383,800
=‡6.00% 4/15/24	1,365,000	0
6.00% 4/15/24	1,065,000	1,106,269
6.375% 3/1/25	2,389,000	2,494,833
6.50% 1/15/24	129,000	134,321
6.50% 1/15/26	1,014,000	1,064,903
ViaSat 5.625% 9/15/25	415,000	394,375
Wind Tre 5.00% 1/20/26	863,000	754,827
Windstream Services 9.00% 6/30/25	1,683,000	1,308,533

		68,373,266

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Toys, Games & Hobbies–0.19%
Mattel
3.15% 3/15/23	425,000	$372,937
6.75% 12/31/25	1,150,000	1,129,875

		1,502,812

Trucking & Leasing–0.68%
Avolon Holdings Funding
5.125% 10/1/23	302,000	306,011
5.50% 1/15/23	142,000	144,485
DAE Funding
4.50% 8/1/22	549,000	536,647
5.00% 8/1/24	956,000	938,075
Park Aerospace Holdings
4.50% 3/15/23	1,275,000	1,247,906
5.25% 8/15/22	561,000	568,013
5.50% 2/15/24	1,612,000	1,656,330

		5,397,467

Total Corporate Bonds (Cost $714,831,890)		713,096,864

LOAN AGREEMENTS–3.68%
•Albertson’s Tranche B5 1st Lien 5.381% (LIBOR03M + 3.00%) 12/21/22	109,445	109,645
•Albertson’s Tranche B6 1st Lien 5.311% (LIBOR03M + 3.00%) 6/22/23	467,633	468,266
•Avaya Tranche B 1st Lien 6.408% (LIBOR03M + 4.25%) 12/15/24	754,300	761,903
•California Resources 1st Lien 6.962% (LIBOR03M + 4.75%) 12/31/22	4,193,700	4,275,813
12.617% (LIBOR03M + 10.375%) 12/31/21	4,862,000	5,408,975
•Cincinnati Bell Tranche B 1st Lien 5.492% (LIBOR03M + 3.25%) 10/2/24	605,000	607,078
•Concordia International 1st Lien 7.62% (LIBOR03M + 5.50%) 9/6/24	469,098	459,568
•Consolidated Communications Tranche B 1st Lien 5.25% (LIBOR03M + 3.00%) 10/5/23	571,487	564,387
•Encino Acquisition Partners Holdings 2nd Lien 9.089% (LIBOR03M + 6.75%) 9/26/25	499,710	502,209
•=FGI Operating Tranche DD 1st Lien 9.064% (LIBOR03M + 6.75%) 6/28/18	105,301	105,301
•First Data 1st Lien 4.212% (LIBOR03M + 2.00%) 7/10/22	973,862	976,462
•Greeneden US Holdings II Tranche B3 1st Lien 5.742% (LIBOR03M + 3.50%) 12/1/23	347,840	350,101
•Gulf Finance Tranche B 1st Lien 7.64% (LIBOR03M + 5.25%) 8/25/23	851,668	718,749

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•iHeartCommunications Tranche D 1st Lien 8.827% (LIBOR03M + 6.75%) 1/30/19	2,532,692	$1,909,219
•iHeartCommunications Tranche E 1st Lien 9.577% (LIBOR03M + 7.50%) 7/30/19	850,642	639,576
•McDermott Technology Americas Tranche B 1st Lien 7.242% (LIBOR03M + 5.00%) 5/10/25	1,171,042	1,188,362
•MEG Energy Tranche B 1st Lien 5.75% (LIBOR03M + 3.50%) 12/31/23	334,194	335,823
•Moran Foods Tranche B 1st Lien 8.242% (LIBOR03M + 6.00%) 12/5/23	1,993,087	1,449,971
•MTL Publishing Tranche B5 1st Lien 4.665% (LIBOR03M + 2.50%) 8/20/23	212,541	213,039
•Neiman Marcus Tranche 1st Lien 5.37% (LIBOR03M + 3.25%) 10/25/20	842,794	784,759
•ON Semiconductor Tranche B 1st Lien 3.992% (LIBOR03M + 1.75%) 3/31/23	239,227	239,840
•PetSmart 1st Lien 5.12% (LIBOR03M + 3.00%) 3/11/22	432,790	378,838
•Revlon Consumer Products Tranche B 1st Lien 5.813% (LIBOR12M + 3.50%) 9/7/23	1,444,535	1,106,334
•Securus Technologies Holdings 1st Lien 6.742% (LIBOR03M + 4.50%) 11/1/24	807,307	810,536
•Securus Technologies Holdings 2nd Lien 10.492% (LIBOR03M + 8.25%) 11/1/25	241,000	241,716
•SolarWinds Holdings 1st Lien 5.242% (LIBOR03M + 3.00%) 2/5/24	148,875	149,919
•SUPERVALU Delayed Draw Tranche B-DD 1st Lien 5.742% (LIBOR03M + 3.50%) 6/8/24	213,962	214,542
•SUPERVALU Tranche B 1st Lien 5.742% (LIBOR03M + 3.50%) 6/8/24	356,603	357,570
•Syniverse Holdings 1st Lien 7.148% (LIBOR03M + 5.00%) 3/9/23	1,207,915	1,213,822
•Tribune Media Tranche B 1st Lien 5.242% (LIBOR03M + 3.00%) 12/27/20	354,094	355,976
•Ultra Resources 1st Lien 5.165% (LIBOR03M + 3.00%) 4/12/24	770,000	696,049
•Unitymedia Finance Tranche E 1st Lien 4.158% (LIBOR03M + 2.00%) 6/1/23	278,600	279,140
•Vertiv Group Tranche B 1st Lien 6.313% (LIBOR03M + 4.00%) 11/15/23	577,765	581,015
•Viskase Tranche B 1st Lien 5.636% (LIBOR03M + 3.25%) 1/30/21	815,096	813,058

Total Loan Agreements (Cost $30,472,455)		29,267,561

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Number of Shares

COMMON STOCK–0.97%
†Avaya Holdings	82,605	$1,828,875
†Concordia International	80,868	1,628,439
=Escrow General Motors	400,000	0
=General Motors Escrow	325,000	0
†=Goodman Networks	22,179	0
†NII Holdings	84,804	496,951
†Penn Virginia	4,372	352,121
†Penn Virginia	2,366	190,558
†=Remington Outdoor	9,637	79,312
†=Telford Offshore	26,723	40,085
†=Texas Competitive Electric Holdings Escrow	6,255,000	6,255
†=Texas Competitive Electric Holdings Escrow (Nonext)	1,920,000	1,920
†Ultra Petroleum	36,212	40,557
†Vistra Energy	122,023	3,035,932

Total Common Stock (Cost $7,961,752)		7,701,005

PREFERRED STOCK–0.80%
µBank of America 6.10%	1,031,000	1,081,261

	Number of Shares	Value (U.S. $)

PREFERRED STOCK (continued)
=Goodman Networks 4.28%	26,388	$264
•ILFC E-Capital Trust I 4.78%	1,540,000	1,405,250
•ILFC E-Capital Trust II 5.03%	2,651,000	2,412,410
•XLIT 5.459% (LIBOR03M + 3.12%)	1,505	1,514,406

Total Preferred Stock (Cost $5,694,809)		6,413,591

RIGHT–0.02%
†=Vistra Energy CVR	188,914	133,184

Total Right (Cost $0)		133,184

MONEY MARKET FUND–3.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	30,477,673	30,477,673

Total Money Market Fund (Cost $30,477,673)		30,477,673

TOTAL VALUE OF SECURITIES–98.94% (Cost $789,654,877)	787,318,778
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.06%	8,410,496

NET ASSETS APPLICABLE TO 72,298,571 SHARES OUTSTANDING–100.00%	$795,729,274

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

f	Step coupon bond. Stated rate in effect at September 30, 2018 through maturity date.

@	100% of the income received was in the form of both cash and par.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

Summary of Abbreviations:

CVR–Contingent Value Rights

ICE–Intercontinental Exchange

LIBOR–London Interbank Offered Rate

LIBOR03M–ICE LIBOR USD 3 Month

PIK–Payment-in-kind

USD–United States Dollar

See accompanying notes.

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$228,900	$—	$228,900
Corporate Bonds	—	713,093,258	3,606	713,096,864
Loan Agreements	—	29,162,260	105,301	29,267,561
Common Stock
Automobiles	—	—	—	—
Biotechnology	1,628,439	—	—	1,628,439
Communications Equipment	—	—	—	—
Electric Utilities	—	—	8,175	8,175
Independent Power & Renewable Electricity Producers	3,035,932	—	—	3,035,932
Manufacturing	—	—	79,312	79,312
Oil, Gas & Consumable Fuels	392,678	190,558	—	583,236
Software	1,828,875	—	—	1,828,875
Wireless Telecommunication Services	496,951	—	40,085	537,036
Preferred Stock	—	6,413,327	264	6,413,591
Rights	—	—	133,184	133,184
Money Market Fund	30,477,673	—	—	30,477,673

Total Investments	$37,860,548	$749,088,303	$369,927	$787,318,778

The securities that have been valued at zero on the Schedule of Investments are considered to be Level 3 investments in this table.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan Retirement Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–63.85%
Equity Funds–22.10%
²JPMorgan Equity Index Fund	907,467	$40,581,921
²JPMorgan Mid Cap Equity Fund	97,983	5,435,135
²JPMorgan Realty Income Fund	359,739	4,716,172
²JPMorgan Small Cap Equity Fund	19,505	1,244,796
²JPMorgan Small Cap Growth Fund	41,095	923,002
²JPMorgan Small Cap Value Fund	35,028	1,127,897

		54,028,923

Fixed Income Funds–23.78%
iShares TIPS Bond ETF	52,054	5,758,213
²JPMorgan Floating Rate Income Fund	1,458,909	13,713,749
²JPMorgan High Yield Fund	3,280,558	23,849,660
²JPMorgan Inflation Managed Bond Fund	1,464,597	14,792,426

		58,114,048

International Equity Funds–11.19%
²JPMorgan Emerging Economies Fund	298,459	3,906,822
²JPMorgan Emerging Markets Equity Fund	170,014	4,571,677
²JPMorgan International Advantage Fund	289,627	6,325,455
²JPMorgan International Equity Fund	355,482	6,142,727
²JPMorgan International Research Enhanced Equity Fund	346,609	6,391,469

		27,338,150

Money Market Funds–6.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	319,065	319,065
JPMorgan Prime Money Market Fund IM Shares (seven-day effective yield 2.18%)	16,255,888	16,260,764

		16,579,829

Total Investment Companies (Cost $148,800,987)		156,060,950

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.09%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	114,809	120,174
Series 2009-100 PN 5.00% 11/25/39	463,407	478,815
Series 2011-20 PA 4.50% 3/25/39	201,467	202,588

	Principal Amount°	Value (US $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2011-52 KB 5.50% 6/25/41	650,000	$714,814
Series 2011-55 BZ 3.50% 6/25/41	407,021	403,884
•Series 2011-86 NF 2.766% (LIBOR01M + 0.55%) 9/25/41	235,340	237,509
Series 2011-112 PB 4.00% 11/25/41	860,000	872,834
Series 2012-14 Z 4.00% 3/25/42	760,904	769,660
Series 2012-54 WG 3.50% 1/25/41	189,093	186,251
*Series 2012-98 MI 3.00% 8/25/31	201,728	22,403
•*Series 2012-122 SD 3.884% (6.10% minus LIBOR01M) 11/25/42	254,422	36,669
*Series 2013-7 EI 3.00% 10/25/40	114,475	15,404
*Series 2013-55 AI 3.00% 6/25/33	262,904	37,445
•Series 2013-57 FN 2.566% (LIBOR01M + 0.35%) 6/25/43	139,352	138,851
Series 2014-19 Z 4.50% 4/25/44	544,678	573,166
Series 2015-40 GZ 3.50% 5/25/45	76,402	71,408
Series 2015-89 AZ 3.50% 12/25/45	26,498	24,729
•*Series 2015-95 SH 3.784% (6.00% minus LIBOR01M) 1/25/46	200,034	34,752
*Series 2016-50 IB 3.00% 2/25/46	85,476	13,232
•*Series 2016-55 SK 3.784% (6.00% minus LIBOR01M) 8/25/46	165,799	31,004
•*Series 2016-62 SA 3.784% (6.00% minus LIBOR01M) 9/25/46	335,997	64,479
•*Series 2016-74 GS 3.784% (6.00% minus LIBOR01M) 10/25/46	82,323	16,903
*Series 2017-12 JI 3.50% 5/25/40	85,447	12,526
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	187,490	199,633

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 3737 GA 3.00% 11/15/37	267,156	$266,902
Series 3843 PZ 5.00% 4/15/41	868,695	962,469
Series 3893 PU 4.00% 7/15/41	750,000	761,545
Series 3939 BZ 4.50% 6/15/41	961,300	988,993
•Series 3984 DF 2.708% (LIBOR01M + 0.55%) 1/15/42	234,955	237,532
Series 4065 DE 3.00% 6/15/32	40,000	37,860
*Series 4109 AI 3.00% 7/15/31	374,948	45,638
*Series 4161 IM 3.50% 2/15/43	57,240	13,052
*Series 4181 DI 2.50% 3/15/33	105,926	12,891
•*Series 4184 GS 3.962% (6.12% minus LIBOR01M) 3/15/43	174,894	32,943
Series 4219 AB 3.50% 1/15/43	446,110	441,174
•Series 4286 VF 2.608% (LIBOR01M + 0.45%) 12/15/43	160,392	161,729
*Series 4342 CI 3.00% 11/15/33	64,216	7,820
Series 4457 KZ 3.00% 4/15/45	124,073	109,056
•*Series 4494 SA 4.022% (6.18% minus LIBOR01M) 7/15/45	61,868	11,308
*Series 4543 HI 3.00% 4/15/44	88,615	14,092
•*Series 4594 SG 3.842% (6.00% minus LIBOR01M) 6/15/46	490,194	102,755
Series 4614 HB 2.50% 9/15/46	101,000	85,674
•*Series 4618 SA 3.842% (6.00% minus LIBOR01M) 9/15/46	102,836	21,022
Series 4623 LZ 2.50% 10/15/46	91,266	73,833
Series 4623 MW 2.50% 10/15/46	105,000	91,070
*Series 4625 BI 3.50% 6/15/46	314,193	69,697
•*Series 4631 GS 3.842% (6.00% minus LIBOR01M) 11/15/46	349,531	62,267
•*Series 4648 SA 3.842% (6.00% minus LIBOR01M) 1/15/47	239,861	48,610
Freddie Mac Strips
•*Series 267 S5 3.842% (6.00% minus LIBOR01M) 8/15/42	208,865	35,571
•*Series 299 S1 3.842% (6.00% minus LIBOR01M) 1/15/43	169,970	28,025
•*Series 326 S2 3.792% (5.95% minus LIBOR01M) 3/15/44	113,936	16,028
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 5.066% (LIBOR01M + 2.85%) 4/25/28	279,508	289,365

	Principal Amount°	Value (US $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2015-HQA1 M2 4.866% (LIBOR01M + 2.65%) 3/25/28	85,842	$87,261
•Series 2016-DNA3 M2 4.216% (LIBOR01M + 2.00%) 12/25/28	206,089	208,794
•Series 2016-DNA4 M2 3.516% (LIBOR01M + 1.30%) 3/25/29	500,000	504,698
•Series 2016-HQA2 M2 4.466% (LIBOR01M + 2.25%) 11/25/28	196,947	201,073
tFreddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	58,293	65,229
GNMA
Series 2010-104 NG 3.00% 7/20/38	66,961	66,885
Series 2012-136 MX 2.00% 11/20/42	40,000	33,928
Series 2013-113 AZ 3.00% 8/20/43	288,801	251,610
Series 2013-113 LY 3.00% 5/20/43	29,000	26,704
Series 2015-64 GZ 2.00% 5/20/45	110,095	82,811
*Series 2015-74 CI 3.00% 10/16/39	171,823	20,675
*Series 2015-142 AI 4.00% 2/20/44	49,918	6,811
•*Series 2016-108 SK 3.885% (6.05% minus LIBOR01M) 8/20/46	267,481	50,301
Series 2016-111 PB 2.50% 8/20/46	97,000	81,902
*Series 2016-116 GI 3.50% 11/20/44	321,236	49,997
*Series 2016-118 DI 3.50% 3/20/43	357,223	50,402
•*Series 2016-120 AS 3.935% (6.10% minus LIBOR01M) 9/20/46	284,110	49,533
•*Series 2016-120 NS 3.935% (6.10% minus LIBOR01M) 9/20/46	379,418	72,597
•*Series 2016-121 JS 3.935% (6.10% minus LIBOR01M) 9/20/46	281,645	53,627
Series 2016-134 MW 3.00% 10/20/46	16,000	15,304

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-156 PB 2.00% 11/20/46	61,000	$47,113
*Series 2016-160 GI 3.50% 11/20/46	223,323	52,796
*Series 2016-163 MI 3.50% 11/20/46	156,792	19,819
*Series 2016-163 XI 3.00% 10/20/46	248,450	35,646

Total Agency Collateralized Mortgage Obligations (Cost $12,918,295)		12,443,570

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.96%
Fannie Mae-Aces
•Series 2017-M8 A2 3.061% 5/25/27	555,000	533,543
Series 2017-M11 A2 2.98% 8/25/29	275,000	256,016
Freddie Mac Multifamily Structured Pass-Through Certificates
tSeries K066 A2 3.117% 6/25/27	340,000	329,368
tSeries K067 A2 3.194% 7/25/27	637,000	619,888
tSeries K719 A1 2.53% 12/25/21	66,910	65,769
tSeries K725 A2 3.002% 1/25/24	185,000	182,822
•tSeries K731 AM 3.60% 2/25/25	1,200,000	1,209,509
•tSeries KS03 A4 3.161% 5/25/25	150,000	148,001
FREMF Mortgage Trust
•Series 2011-K10 B 4.781% 11/25/49	60,000	61,392
•Series 2011-K12 B 4.493% 1/25/46	115,000	117,414
•Series 2011-K14 B 5.354% 2/25/47	70,000	72,955
•Series 2011-K15 B 5.116% 8/25/44	15,000	15,588
•Series 2012-K18 B 4.40% 1/25/45	85,000	87,008
•Series 2012-K22 B 3.812% 8/25/45	150,000	149,883
•Series 2012-K708 B 3.885% 2/25/45	145,000	145,117
•Series 2013-K29 C 3.601% 5/25/46	295,000	286,149
•Series 2013-K32 B 3.651% 10/25/46	110,000	109,259

	Principal Amount°	Value (US $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
•Series 2013-K33 B 3.615% 8/25/46	120,000	$118,948
•Series 2013-K712 B 3.473% 5/25/45	80,000	79,985
•Series 2013-K713 B 3.263% 4/25/46	50,000	49,846
•Series 2013-K713 C 3.263% 4/25/46	165,000	163,864

Total Agency Commercial Mortgage-Backed Securities (Cost $4,973,015)		4,802,324

AGENCY MORTGAGE-BACKED SECURITIES–2.62%
Fannie Mae
2.53% 7/1/26	139,197	131,778
2.60% 9/1/28	300,000	276,962
2.64% 2/1/23	450,000	437,066
3.16% 12/1/26	503,899	492,621
3.17% 1/1/27	300,000	293,246
3.201% 9/1/27	534,255	523,187
3.765% 12/1/25	680,000	690,220
Fannie Mae ARM
•2.888% (LIBOR12M + 1.60%) 7/1/45	37,486	36,985
•3.139% (LIBOR12M + 1.525%) 3/1/44	96,733	96,628
•4.564% (LIBOR12M + 1.83%) 8/1/35	895	940
Fannie Mae S.F. 15 yr 5.00% 7/1/20	51,648	53,207
Fannie Mae S.F. 30 yr
4.00% 7/1/45	459,166	467,284
5.50% 11/1/34	4,277	4,615
5.50% 4/1/37	94,762	102,413
5.50% 8/1/37	16,518	17,842
5.50% 3/1/38	18,462	19,887
5.50% 6/1/39	42,542	46,075
5.50% 7/1/40	43,171	46,809
5.50% 5/1/44	988,546	1,069,000
6.00% 9/1/36	20,779	23,011
6.00% 12/1/36	4,743	5,221
6.00% 6/1/37	2,422	2,668
6.00% 9/1/38	13,092	14,373
6.00% 11/1/38	10,954	12,067
6.00% 10/1/39	151,415	166,833
6.00% 11/1/40	7,053	7,771
7.50% 6/1/31	6,173	7,095
Freddie Mac ARM
•2.571% (LIBOR12M + 1.63%) 10/1/46	142,073	137,357

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.92% (LIBOR12M + 1.63%) 10/1/45	67,589	$66,639
•3.117% (LIBOR12M + 1.62%) 3/1/46	103,130	102,018
Freddie Mac S.F. 30 yr
4.00% 4/1/45	307,892	311,740
5.00% 6/1/36	81,256	86,256
5.50% 3/1/34	5,553	6,017
5.50% 12/1/34	5,212	5,648
5.50% 12/1/35	5,082	5,488
5.50% 8/1/40	11,911	12,839
5.50% 6/1/41	55,152	59,030
6.00% 2/1/36	10,577	11,703
6.00% 3/1/36	14,608	16,165
6.00% 8/1/38	15,959	17,633
6.00% 5/1/40	26,503	29,329
6.50% 4/1/39	26,073	29,433
7.00% 11/1/33	932	1,066
GNMA I S.F. 30 yr
5.50% 2/15/41	37,265	40,071
7.00% 12/15/34	51,905	58,357
GNMA II S.F. 30 yr
5.50% 5/20/37	22,075	23,421
5.50% 4/20/40	19,484	20,642
6.00% 2/20/39	23,778	25,391
6.00% 10/20/39	94,955	101,564
6.00% 2/20/40	104,217	111,706
6.00% 4/20/46	33,392	36,448
6.50% 10/20/39	40,631	44,001

Total Agency Mortgage-Backed Securities (Cost $6,656,939)		6,405,766

CORPORATE BONDS–8.38%
Advertising–0.02%
Omnicom Group 3.65% 11/1/24	60,000	58,372

		58,372

Aerospace & Defense–0.07%
Rockwell Collins 3.20% 3/15/24	175,000	169,119

		169,119

Agriculture–0.03%
Reynolds American 4.00% 6/12/22	70,000	70,492

		70,492

Airlines–0.03%
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	68,268	65,794

		65,794

	Principal Amount°	Value (US $)

CORPORATE BONDS (continued)
Auto Manufacturers–0.28%
Daimler Finance North America 3.45% 1/6/27	215,000	$206,474
Ford Motor Credit 4.134% 8/4/25	200,000	189,282
General Motors 6.75% 4/1/46	100,000	108,590
General Motors Financial 5.25% 3/1/26	180,000	184,723

		689,069

Banks–2.13%
Bank of America
µ3.124% 1/20/23	180,000	176,859
4.183% 11/25/27	275,000	268,913
µ4.443% 1/20/48	240,000	239,182
Bank of New York Mellon 2.50% 4/15/21	145,000	142,425
BNP Paribas 2.45% 3/17/19	145,000	144,886
Capital One Financial
3.75% 3/9/27	85,000	80,377
4.75% 7/15/21	140,000	144,640
Citigroup
3.75% 6/16/24	150,000	148,919
8.125% 7/15/39	150,000	217,159
Citizens Financial Group 4.30% 12/3/25	160,000	158,006
Cooperatieve Rabobank 3.75% 7/21/26	250,000	236,520
Credit Suisse Group 4.282% 1/9/28	250,000	243,421
Goldman Sachs Group
3.85% 1/26/27	320,000	310,788
5.15% 5/22/45	200,000	204,562
HSBC Holdings 4.875% 1/14/22	150,000	155,619
Huntington Bancshares 2.30% 1/14/22	120,000	115,016
Lloyds Banking Group 3.00% 1/11/22	200,000	194,877
Mitsubishi UFJ Financial Group 3.761% 7/26/23	255,000	253,854
Morgan Stanley 3.95% 4/23/27	265,000	254,806
PNC Bank 2.45% 11/5/20	250,000	245,929
Santander UK Group Holdings 3.571% 1/10/23	200,000	194,502
SunTrust Banks 2.70% 1/27/22	100,000	97,384
Toronto-Dominion Bank 2.125% 4/7/21	140,000	136,208
UBS Group Funding Switzerland 4.253% 3/23/28	260,000	257,903
US Bancorp 3.10% 4/27/26	240,000	227,158
Wells Fargo & Co. 3.069% 1/24/23	180,000	175,789

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.75% 12/7/46	175,000	$174,733

		5,200,435

Beverages–0.25%
Anheuser-Busch InBev Finance
3.65% 2/1/26	355,000	345,281
4.70% 2/1/36	260,000	261,102

		606,383

Biotechnology–0.20%
Amgen 1.90% 5/10/19	150,000	149,238
Celgene 3.25% 8/15/22	140,000	138,208
Gilead Sciences 4.40% 12/1/21	185,000	191,129

		478,575

Building Materials–0.03%
Martin Marietta Materials 3.50% 12/15/27	75,000	68,889

		68,889

Chemicals–0.22%
Mosaic 4.25% 11/15/23	70,000	70,798
Nutrien 3.375% 3/15/25	145,000	137,679
Westlake Chemical 5.00% 8/15/46	340,000	335,708

		544,185

Computers–0.14%
Apple
2.15% 2/9/22	235,000	227,311
3.45% 2/9/45	130,000	116,928

		344,239

Diversified Financial Services–0.20%
Air Lease 3.25% 3/1/25	185,000	173,174
International Lease Finance 8.625% 1/15/22	165,000	187,664
ORIX
3.25% 12/4/24	30,000	28,585
3.70% 7/18/27	110,000	105,551

		494,974

Electric–0.70%
CMS Energy 6.25% 2/1/20	215,000	223,463
Dominion Energy 3.90% 10/1/25	160,000	157,649
Duke Energy 2.65% 9/1/26	155,000	140,389
Entergy 4.00% 7/15/22	140,000	141,732
Exelon 3.497% 6/1/22	150,000	147,508
Fortis 3.055% 10/4/26	80,000	73,536
Metropolitan Edison 4.00% 4/15/25	125,000	123,966
NV Energy 6.25% 11/15/20	195,000	206,113

	Principal Amount°	Value (US $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric 4.30% 3/15/45	175,000	$160,784
Public Service Co. of Colorado 4.10% 6/15/48	220,000	218,675
Public Service Co. of Oklahoma 5.15% 12/1/19	120,000	122,824

		1,716,639

Electronics–0.04%
Arrow Electronics 3.25% 9/8/24	96,000	90,905

		90,905

Food–0.12%
Kroger 4.45% 2/1/47	170,000	156,262
Tyson Foods 4.50% 6/15/22	135,000	139,134

		295,396

Gas–0.16%
Atmos Energy 4.15% 1/15/43	100,000	97,376
NiSource Finance 3.95% 3/30/48	150,000	135,189
Southern California Gas 4.30% 1/15/49	155,000	158,797

		391,362

Health Care Products–0.06%
Thermo Fisher Scientific 3.00% 4/15/23	145,000	140,725

		140,725

Health Care Services–0.14%
Anthem
3.70% 8/15/21	70,000	70,509
4.101% 3/1/28	55,000	54,275
Laboratory Corp. of America Holdings 2.625% 2/1/20	150,000	149,105
Magellan Health 4.40% 9/22/24	75,000	72,561

		346,450

Insurance–0.35%
Alterra Finance 6.25% 9/30/20	130,000	136,472
American International Group 3.875% 1/15/35	45,000	40,964
Athene Holding 4.125% 1/12/28	70,000	65,525
CNA Financial 3.95% 5/15/24	140,000	139,170
µManulife Financial 4.061% 2/24/32	200,000	191,070
Principal Life Global Funding II 3.00% 4/18/26	140,000	130,199
µPrudential Financial 5.375% 5/15/45	140,000	140,000

		843,400

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)

CORPORATE BONDS (continued)
Machinery-Diversified–0.06%
Roper Technologies
2.80% 12/15/21	105,000	$102,684
3.80% 12/15/26	55,000	53,568

		156,252

Media–0.25%
Comcast
3.00% 2/1/24	140,000	135,105
3.375% 2/15/25	317,000	307,116
Discovery Communications 2.95% 3/20/23	41,000	39,255
Warner Media 4.75% 3/29/21	135,000	139,159

		620,635

Miscellaneous Manufacturing–0.18%
General Electric
2.10% 12/11/19	70,000	69,260
6.00% 8/7/19	234,000	240,094
Parker-Hannifin 3.30% 11/21/24	15,000	14,720
Textron 4.00% 3/15/26	115,000	113,429

		437,503

Oil & Gas–0.30%
Apache 3.625% 2/1/21	46,000	45,988
BP Capital Markets
3.216% 11/28/23	155,000	152,175
3.224% 4/14/24	80,000	78,266
Canadian Natural Resources 3.80% 4/15/24	145,000	143,686
Nexen Energy 5.875% 3/10/35	125,000	142,930
Shell International Finance 4.375% 5/11/45	175,000	182,164

		745,209

Pharmaceuticals–0.35%
Allergan Funding 3.80% 3/15/25	215,000	210,835
CVS Health 3.875% 7/20/25	350,000	345,414
Mead Johnson Nutrition 4.125% 11/15/25	185,000	187,440
Shire Acquisitions Investments Ireland 2.875% 9/23/23	110,000	104,877

		848,566

Pipelines–0.45%
APT Pipelines 4.20% 3/23/25	90,000	89,163
Boardwalk Pipelines 4.95% 12/15/24	75,000	76,210
Buckeye Partners 4.35% 10/15/24	150,000	147,167
Enbridge 4.25% 12/1/26	90,000	90,722
Energy Transfer Partners
5.00% 10/1/22	155,000	160,666
9.70% 3/15/19	63,000	64,993

	Principal Amount°	Value (US $)

CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating 5.10% 2/15/45	185,000	$195,593
MPLX
4.875% 12/1/24	90,000	93,497
4.875% 6/1/25	100,000	103,415
ONEOK Partners 4.90% 3/15/25	70,000	72,754

		1,094,180

Real Estate Investment Trusts–0.60%
American Tower 4.40% 2/15/26	100,000	100,272
AvalonBay Communities 3.20% 1/15/28	75,000	70,959
Boston Properties 3.20% 1/15/25	122,000	116,893
Crown Castle International 5.25% 1/15/23	75,000	78,703
DDR 4.25% 2/1/26	75,000	73,357
EPR Properties 4.95% 4/15/28	75,000	73,837
ERP Operating 2.85% 11/1/26	80,000	74,203
HCP 3.40% 2/1/25	75,000	71,198
Host Hotels & Resorts
3.75% 10/15/23	45,000	43,961
3.875% 4/1/24	40,000	39,114
4.50% 2/1/26	150,000	149,653
National Retail Properties 3.50% 10/15/27	125,000	117,527
Realty Income
3.875% 7/15/24	35,000	34,927
4.125% 10/15/26	140,000	140,498
Select Income REIT 3.60% 2/1/20	100,000	99,494
UDR 4.00% 10/1/25	55,000	54,935
VEREIT Operating Partnership 4.60% 2/6/24	35,000	35,155
Welltower 4.25% 4/15/28	90,000	88,797

		1,463,483

Retail–0.16%
Advance Auto Parts 4.50% 1/15/22	70,000	71,266
Dollar General 3.875% 4/15/27	145,000	141,234
Lowe’s 3.10% 5/3/27	175,000	167,195

		379,695

Semiconductors–0.04%
QUALCOMM 4.65% 5/20/35	105,000	106,808

		106,808

Software–0.25%
Microsoft
3.50% 2/12/35	370,000	357,567
4.10% 2/6/37	70,000	72,444

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)

CORPORATE BONDS (continued)
Software (continued)
Oracle 4.50% 7/8/44	185,000	$190,161

		620,172

Telecommunications–0.35%
AT&T 5.25% 3/1/37	300,000	299,871
Telefonica Emisiones 5.213% 3/8/47	150,000	147,291
Verizon Communications
3.45% 3/15/21	215,000	215,980
5.25% 3/16/37	140,000	149,712
Vodafone Group 5.00% 5/30/38	43,000	42,531

		855,385

Transportation–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	143,577
Ryder System 2.45% 9/3/19	75,000	74,681

		218,258

Trucking & Leasing–0.13%
Aviation Capital Group 4.875% 10/1/25	175,000	178,337
Penske Truck Leasing 4.20% 4/1/27	140,000	137,650

		315,987

Total Corporate Bonds (Cost $21,104,934)		20,477,536

NON-AGENCY ASSET-BACKED SECURITIES–3.98%
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	240,000	239,369
Capital Auto Receivables Asset Trust Series 2016-3 B 1.89% 5/20/21	400,000	394,676
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	292,800
Series 2018-2 A3 2.98% 1/17/23	335,000	333,824
CNH Equipment Trust Series 2016-B B 2.20% 10/15/23	575,000	566,506
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	236,000	235,004
Credit Acceptance Auto Loan Trust Series 2018-1A A 3.01% 2/16/27	250,000	247,464
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.588% (LIBOR01M + 0.43%) 7/15/21	200,000	200,256

	Principal Amount°	Value (US $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
•Series 2017-A1 A1 2.648% (LIBOR01M + 0.49%) 7/15/24	185,000	$186,551
Drive Auto Receivables Trust
Series 2017-2 B 2.25% 6/15/21	191,022	190,900
Series 2018-4 C 3.66% 11/15/24	256,000	256,022
DT Auto Owner Trust
Series 2017-3A B 2.40% 5/17/21	107,000	106,709
Series 2017-4A B 2.44% 1/15/21	123,000	122,622
Exeter Automobile Receivables Trust Series 2018-2A B 3.27% 5/16/22	205,000	204,469
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	193,000	192,919
Flagship Credit Auto Trust
Series 2017-2 B 2.57% 4/15/23	90,000	89,045
Series 2018-2 B 3.56% 5/15/23	625,000	623,315
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	314,338
•Golden Credit Card Trust Series 2014-2A A 2.608% (LIBOR01M + 0.45%) 3/15/21	100,000	100,130
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	118,615	117,287
Series 2016-3A A1 3.08% 9/20/42	130,967	126,396
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	626,000	625,306
Hyundai Auto Lease Securitization Trust Series 2016-C A3 1.49% 2/18/20	64,016	63,923
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	35,839	35,803
Ocwen Master Advance Receivables Trust
Series 2018-T1 AT1 3.301% 8/15/49	160,000	159,890
Series 2018-T2 AT2 3.598% 8/15/50	100,000	99,775
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	208,000	207,390
Sofi Consumer Loan Program Series 2018-2 A1 2.93% 4/26/27	300,017	299,379

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Synchrony Card Issuance Trust Series 2018-A1 A1 3.38% 9/15/24	605,000	$605,355
Tidewater Auto Receivables Trust Series 2018-AA A2 3.12% 7/15/22	245,000	244,703
Towd Point Mortgage Trust
•Series 2015-5 A1B 2.75% 5/25/55	67,496	66,395
•Series 2015-6 A1B 2.75% 4/25/55	76,780	75,181
•Series 2016-1 A1B 2.75% 2/25/55	45,258	44,553
•Series 2016-2 A1 3.00% 8/25/55	55,919	54,948
•Series 2016-3 A1 2.25% 4/25/56	61,891	60,382
Verizon Owner Trust Series 2016-2A A 1.68% 5/20/21	115,000	114,192
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	235,800	234,470
Series 2018-1A B 3.58% 12/20/31	304,992	302,361
Westlake Automobile Receivables Trust Series 2018-2A A2A 2.84% 9/15/21	605,000	604,489
World Financial Network Credit Card Master Trust Series 2017-B A 1.98% 6/15/23 683,000		677,357

Total Non-Agency Asset-Backed Securities (Cost $9,771,684)		9,716,454

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.39%
JPMorgan Mortgage Trust
•Series 2014-2 B1 3.418% 6/25/29	66,986	65,533
•Series 2014-2 B2 3.418% 6/25/29	66,986	65,132
•Series 2014-IVR6 2A4 2.50% 7/25/44	100,000	100,161
•Series 2015-4 B1 3.624% 6/25/45	92,639	89,502
•Series 2015-4 B2 3.624% 6/25/45	92,639	87,795
•Series 2015-6 B1 3.615% 10/25/45	92,019	89,660
•Series 2015-6 B2 3.615% 10/25/45	92,019	89,011
•Series 2016-4 B1 3.902% 10/25/46	95,250	93,286
•Series 2016-4 B2 3.902% 10/25/46	95,250	92,758

	Principal Amount°	Value (US $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
New Residential Mortgage Loan Trust
•Series 2016-4A A1 3.75% 11/25/56	66,170	$65,851
•Series 2017-1A A1 4.00% 2/25/57	67,664	67,855
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	50,787	49,785

Total Non-Agency Collateralized Mortgage Obligations (Cost $972,040)		956,329

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.65%
•20 Times Square Trust Series 2018-20TS A 3.203% 5/15/35	388,000	378,434
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	200,000	194,200
•Series 2016-CD2 A4 3.526% 11/10/49	105,000	103,615
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	90,000	90,021
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	195,000	195,248
Series 2015-GC27 A5 3.137% 2/10/48	215,000	209,025
Series 2016-P3 A4 3.329% 4/15/49	145,000	141,139
Series 2016-P5 A4 2.941% 10/10/49	130,000	122,582
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	180,000	176,321
Series 2013-WWP A2 3.424% 3/10/31	100,000	100,601
Series 2014-CR19 A5 3.796% 8/10/47	100,000	101,178
Series 2014-CR20 AM 3.938% 11/10/47	340,000	341,619
Series 2015-3BP A 3.178% 2/10/35	400,000	389,045
Series 2015-CR23 A4 3.497% 5/10/48	135,000	134,012
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	250,000	243,076
Series 2016-C3 A5 2.89% 8/10/49	160,000	151,033
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.884% 11/10/46	300,000	313,914

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (US $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GRACE Mortgage Trust
Series 2014-GRCE A 3.369% 6/10/28	1,190,000	$1,190,366
Series 2014-GRCE B 3.52% 6/10/28	200,000	199,767
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	105,000	105,680
Series 2017-GS5 A4 3.674% 3/10/50	210,000	208,759
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.087% 3/5/37	160,000	153,482
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	225,000	223,019
Series 2015-C33 A4 3.77% 12/15/48	340,000	340,310
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	264,302
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.745% 8/12/37	60,000	61,711
Series 2013-LC11 B 3.499% 4/15/46	130,000	127,121
Series 2015-JP1 A5 3.914% 1/15/49	130,000	131,446
Series 2016-JP2 A4 2.822% 8/15/49	310,000	291,198
Series 2016-JP2 AS 3.056% 8/15/49	210,000	197,624
•Series 2016-JP3 B 3.397% 8/15/49	60,000	56,922
Series 2016-WIKI A 2.798% 10/5/31	75,000	73,407
Series 2016-WIKI B 3.201% 10/5/31	115,000	112,916
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	136,108
Series 2015-C23 A4 3.719% 7/15/50	440,000	441,438
Series 2015-C26 A5 3.531% 10/15/48	140,000	138,528
Series 2016-C29 A4 3.325% 5/15/49	130,000	126,413
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	250,000	248,230

	Principal Amount°	Value (US $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	$190,292
•Series 2017-RB1 XA 1.439% 3/15/50	1,467,496	124,000
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	130,000	126,923
Series 2013-C12 A4 3.198% 3/15/48	260,000	256,844

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,317,159)		8,911,869

ΔSOVEREIGN BOND–0.10%
Mexico–0.10%
Mexico Government International Bond 3.625% 3/15/22	250,000	250,830

Total Sovereign Bond (Cost $262,188)		250,830

U.S. TREASURY OBLIGATIONS–9.69%
U.S. Treasury Bonds
2.50% 5/15/46	500,000	436,133
2.875% 8/15/45	650,000	612,206
3.125% 2/15/43	750,000	741,108
3.875% 8/15/40	850,000	944,031
5.375% 2/15/31	1,000,000	1,236,094
U.S. Treasury Notes
¥1.125% 1/31/19	1,465,000	1,459,267
1.50% 3/31/23	1,250,000	1,174,707
1.625% 11/15/22	2,000,000	1,898,984
1.625% 5/15/26	2,000,000	1,809,531
1.75% 3/31/22	1,500,000	1,442,578
1.75% 5/15/22	2,000,000	1,920,469
1.875% 1/31/22	220,000	212,837
1.875% 3/31/22	175,000	169,022
1.875% 5/31/22	2,000,000	1,928,242
2.00% 5/31/21	700,000	684,469
2.00% 11/15/21	1,500,000	1,460,508
2.00% 11/15/26	1,500,000	1,387,998
2.25% 2/15/27	650,000	611,952
2.375% 5/15/27	1,750,000	1,661,748
2.875% 5/31/25	148,000	146,798
2.875% 5/15/28	750,000	738,809
^U.S. Treasury Strip Coupon 2.599% 2/15/33	1,600,000	1,012,298

Total U.S. Treasury Obligations (Cost $24,657,525)		23,689,789

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.71% (Cost $239,434,766)	$243,715,417
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	716,218

NET ASSETS APPLICABLE TO 19,957,987 SHARES OUTSTANDING–100.00%	$244,431,635

²	Class R-6 shares.

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Includes $38,287 variation margin due to broker on futures contracts as of September 30, 2018.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
75	E-mini MSCI EAFE Index	$7,408,125	$7,321,470	12/24/18	$86,655	$—
(18)	E-mini MSCI Emerging Markets Index	(944,730)	(919,618)	12/24/18	—	(25,112)
35	E-mini S&P 500 Index	5,108,250	5,094,924	12/24/18	13,326	—
(46)	Euro STOXX 50 Index	(1,808,939)	(1,778,011)	12/24/18	—	(30,928)

					99,981	(56,040)

Interest Rate Contracts:
27	Australia 10 yr Bonds	2,514,818	2,534,502	12/18/18	—	(19,684)
(24)	Canada 10 yr Bonds	(2,464,197)	(2,498,903)	12/19/18	34,706	—
(6)	Euro-Bund	(1,106,179)	(1,118,084)	12/7/18	11,905	—
(56)	Euro-SCHATZ	(7,267,476)	(7,278,459)	12/7/18	10,983	—
119	U.S. Treasury 10 yr Notes	14,134,969	14,336,973	12/20/18	—	(202,004)
10	U.S. Treasury Ultra Bond	1,542,812	1,605,101	12/20/18	—	(62,289)

					57,594	(283,977)

Total Futures Contracts					$157,575	$(340,017)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FREMF–Freddie Mac Multifamily

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSCI–Morgan Stanley Capital International

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduits

S&P–Standard and Poor’s

S.F.–Single Family

TIPS–Treasury Inflation-Protected Securities

USD–United States Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Investment Companies	$156,060,950	$—	$156,060,950
Agency Collateralized Mortgage Obligations	—	12,443,570	12,443,570
Agency Commercial Mortgage-Backed Securities	—	4,802,324	4,802,324
Agency Mortgage-Backed Securities	—	6,405,766	6,405,766
Corporate Bonds	—	20,477,536	20,477,536
Non-Agency Asset-Backed Securities	—	9,716,454	9,716,454
Non-Agency Collateralized Mortgage Obligations	—	956,329	956,329
Non-Agency Commercial Mortgage-Backed Securities	—	8,911,869	8,911,869
Sovereign Bond	—	250,830	250,830
U.S. Treasury Obligations	—	23,689,789	23,689,789

Total Investments	$156,060,950	$87,654,467	$243,715,417

Derivatives:
Assets:
Futures Contracts	$157,575	$—	$157,575

Liabilities:
Futures Contracts	$(340,017)	$—	$(340,017)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–94.42%
Aerospace & Defense–0.86%
Boeing	6,320	$2,350,408
HEICO Class A	14,816	1,118,608
Huntington Ingalls Industries	4,710	1,206,137
L3 Technologies	2,590	550,686
Spirit AeroSystems Holdings Class A	5,180	474,851
†Teledyne Technologies	1,300	320,684

		6,021,374

Air Freight & Logistics–0.03%
CH Robinson Worldwide	1,800	176,256

		176,256

Airlines–0.47%
Delta Air Lines	19,910	1,151,395
†United Continental Holdings	24,100	2,146,346

		3,297,741

Auto Components–0.51%
BorgWarner	74,760	3,198,233
Lear	2,500	362,500

		3,560,733

Automobiles–0.19%
General Motors	40,420	1,360,941

		1,360,941

Banks–7.38%
Bank of America	140,820	4,148,557
CIT Group	14,990	773,634
Citigroup	49,270	3,534,630
Citizens Financial Group	135,608	5,230,401
Comerica	5,410	487,982
East West Bancorp	4,100	247,517
Fifth Third Bancorp	247,363	6,906,375
First Republic Bank	41,338	3,968,448
Huntington Bancshares	243,572	3,634,094
KeyCorp	17,000	338,130
M&T Bank	52,553	8,647,071
Popular	31,400	1,609,250
Regions Financial	122,030	2,239,251
SunTrust Banks	106,915	7,140,853
†SVB Financial Group	2,850	885,865
Synovus Financial	5,500	251,845
Zions Bancorp	35,438	1,777,216

		51,821,119

Beverages–1.30%
Constellation Brands Class A	19,119	4,122,439
Keurig Dr Pepper	58,390	1,352,896
Molson Coors Brewing Class B	37,169	2,285,893
PepsiCo	11,960	1,337,128

		9,098,356

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Biotechnology–0.95%
AbbVie	15,940	$1,507,605
†Alkermes	7,200	305,568
†Alnylam Pharmaceuticals	3,275	286,628
Amgen	11,350	2,352,741
†BioMarin Pharmaceutical	200	19,394
†Elanco Animal Health	10,900	380,301
†Exelixis	9,400	166,568
Gilead Sciences	13,960	1,077,852
†Incyte	5,425	374,759
†TESARO	6,075	236,986

		6,708,402

Building Products–0.52%
Fortune Brands Home & Security	70,274	3,679,547

		3,679,547

Capital Markets–4.38%
Ameriprise Financial	40,894	6,038,408
†E*TRADE Financial	1,600	83,824
Goldman Sachs Group	3,930	881,263
Invesco	136,509	3,123,326
Lazard Class A	3,400	163,642
LPL Financial Holdings	29,100	1,877,241
Morgan Stanley	1,430	66,595
MSCI	11,105	1,970,138
Northern Trust	48,373	4,940,334
Raymond James Financial	52,155	4,800,868
S&P Global	1,240	242,284
T. Rowe Price Group	60,276	6,580,934

		30,768,857

Chemicals–1.03%
Cabot	14,690	921,357
CF Industries Holdings	13,030	709,353
Chemours	4,700	185,368
Eastman Chemical	600	57,432
Huntsman	46,890	1,276,815
Sherwin-Williams	9,043	4,116,464

		7,266,789

Commercial Services & Supplies–0.23%
KAR Auction Services	24,500	1,462,405
†Stericycle	2,850	167,238

		1,629,643

Communications Equipment–0.98%
†ARRIS International	26,060	677,299
Cisco Systems	32,040	1,558,746
†CommScope Holding	128,506	3,952,845
†F5 Networks	3,550	707,941

		6,896,831

Construction & Engineering–0.52%
†AECOM	32,400	1,058,184

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
EMCOR Group	4,930	$370,292
Jacobs Engineering Group	28,740	2,198,610

		3,627,086

Consumer Finance–0.86%
Ally Financial	145,632	3,851,966
Capital One Financial	980	93,031
†Credit Acceptance	2,100	919,947
Discover Financial Services	11,460	876,117
Synchrony Financial	9,520	295,882

		6,036,943

Containers & Packaging–2.64%
Avery Dennison	4,390	475,657
Ball	196,167	8,629,386
†Berry Global Group	18,400	890,376
Silgan Holdings	146,292	4,066,918
WestRock	83,532	4,463,950

		18,526,287

Distributors–0.58%
Genuine Parts	40,781	4,053,631

		4,053,631

Diversified Consumer Services–0.09%
†ServiceMaster Global Holdings	10,700	663,721

		663,721

Diversified Telecommunication Services–0.45%
CenturyLink	45,750	969,900
Verizon Communications	41,000	2,188,990

		3,158,890

Electric Utilities–2.16%
Edison International	36,717	2,485,007
Evergy	52,041	2,858,092
FirstEnergy	15,500	576,135
NextEra Energy	11,120	1,863,712
Pinnacle West Capital	520	41,174
Xcel Energy	155,822	7,356,357

		15,180,477

Electrical Equipment–1.82%
Acuity Brands	29,209	4,591,655
AMETEK	59,442	4,703,051
GrafTech International	23,000	448,730
Hubbell	19,504	2,605,149
Regal Beloit	5,300	436,985

		12,785,570

Electronic Equipment, Instruments & Components–2.94%
Amphenol Class A	52,591	4,944,606
†Arrow Electronics	65,798	4,850,629
CDW	58,567	5,207,778

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Jabil	39,000	$1,056,120
†Keysight Technologies	69,412	4,600,627

		20,659,760

Energy Equipment & Services–0.04%
Baker Hughes	7,720	261,168

		261,168

Equity Real Estate Investment Trusts–8.55%
Alexandria Real Estate Equities	1,200	150,948
American Campus Communities	52,606	2,165,263
American Homes 4 Rent Class A	113,192	2,477,773
Apple Hospitality REIT	27,400	479,226
AvalonBay Communities	31,975	5,792,271
Boston Properties	37,308	4,592,242
Brixmor Property Group	187,722	3,287,012
CoreSite Realty	500	55,570
Corporate Office Properties Trust	11,700	349,011
Crown Castle International	1,350	150,295
Digital Realty Trust	1,820	204,714
Douglas Emmett	2,160	81,475
Equinix	3,345	1,448,017
†Equity Commonwealth	15,860	508,947
Equity LifeStyle Properties	3,230	311,533
Essex Property Trust	11,894	2,934,369
Federal Realty Investment Trust	31,925	4,037,555
GEO Group	11,110	279,528
Hospitality Properties Trust	9,290	267,924
Host Hotels & Resorts	12,500	263,750
Hudson Pacific Properties	16,900	552,968
Invitation Homes	23,100	529,221
JBG SMITH Properties	48,213	1,775,685
Kimco Realty	155,629	2,605,229
Liberty Property Trust	3,000	126,750
Life Storage	11,100	1,056,276
Mid-America Apartment Communities	1,499	150,170
Outfront Media	144,306	2,878,905
Park Hotels & Resorts	39,037	1,281,194
Piedmont Office Realty Trust Class A	30,730	581,719
Prologis	9,760	661,630
Rayonier	101,286	3,424,480
Regency Centers	42,837	2,770,269
Retail Properties of America	18,700	227,953
†SBA Communications	600	96,378
SL Green Realty	8,200	799,746
Spirit Realty Capital	102,060	822,604
Sun Communities	2,900	294,466
Vornado Realty Trust	62,158	4,537,534
Weyerhaeuser	107,232	3,460,377
WP Carey	24,646	1,584,984

		60,055,961

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–0.90%
Kroger	165,214	$4,809,379
Walgreens Boots Alliance	2,240	163,296
Walmart	14,740	1,384,233

		6,356,908

Food Products–2.09%
Archer-Daniels-Midland	4,200	211,134
Conagra Brands	87,241	2,963,577
Ingredion	9,245	970,355
†Pilgrim’s Pride	76,130	1,377,192
Pinnacle Foods	55,830	3,618,342
†Post Holdings	37,879	3,713,657
Tyson Foods Class A	30,570	1,819,832

		14,674,089

Gas Utilities–0.77%
National Fuel Gas	81,809	4,586,212
UGI	15,370	852,728

		5,438,940

Health Care Equipment & Supplies–1.41%
†Haemonetics	5,020	575,192
Hill-Rom Holdings	12,700	1,198,880
†Hologic	8,990	368,410
STERIS	500	57,200
Teleflex	900	239,481
Zimmer Biomet Holdings	56,556	7,435,417

		9,874,580

Health Care Providers & Services–5.85%
AmerisourceBergen	72,605	6,695,633
Anthem	5,640	1,545,642
Cardinal Health	9,300	502,200
†Centene	7,800	1,129,284
Cigna	29,682	6,181,277
Encompass Health	1,200	93,540
†Express Scripts Holding	14,360	1,364,344
HCA Healthcare	4,310	599,607
†Henry Schein	44,565	3,789,362
Humana	18,321	6,202,025
†Laboratory Corp. of America Holdings	27,438	4,765,432
†MEDNAX	2,000	93,320
†Premier Class A	21,500	984,270
†Tenet Healthcare	17,450	496,627
Universal Health Services Class B	34,974	4,471,076
†WellCare Health Plans	6,835	2,190,549

		41,104,188

Hotels, Restaurants & Leisure–1.78%
†Chipotle Mexican Grill	500	227,260
Dunkin’ Brands Group	11,900	877,268
Extended Stay America	52,800	1,068,144
Hilton Worldwide Holdings	95,324	7,700,273

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Class A	15,620	$1,243,196
Marriott International Class A	9,319	1,230,388
Vail Resorts	500	137,210

		12,483,739

Household Durables–1.33%
†Mohawk Industries	34,570	6,061,849
Newell Brands	126,999	2,578,080
†NVR	50	123,540
Toll Brothers	17,680	583,970

		9,347,439

Household Products–0.47%
Energizer Holdings	44,449	2,606,934
Procter & Gamble	8,140	677,492

		3,284,426

Independent Power & Renewable Electricity Producers–0.90%
AES	47,350	662,900
NRG Energy	70,260	2,627,724
†Vistra Energy	122,400	3,045,312

		6,335,936

Industrial Conglomerates–0.50%
Carlisle	29,024	3,535,123

		3,535,123

Insurance–6.26%
Alleghany	4,277	2,790,871
Allstate	18,640	1,839,768
American Financial Group	5,170	573,715
American National Insurance	400	51,716
†Arch Capital Group	3,420	101,950
Aspen Insurance Holdings	2,370	99,066
Assurant	2,290	247,205
Assured Guaranty	3,370	142,315
Everest Re Group	2,075	474,075
Fidelity National Financial	3,650	143,627
First American Financial	12,770	658,804
Hanover Insurance Group	4,960	611,915
Hartford Financial Services Group	121,625	6,076,385
Loews	160,659	8,069,902
Marsh & McLennan	46,340	3,833,245
MetLife	4,710	220,051
Old Republic International	3,200	71,616
Primerica	5,490	661,819
Principal Financial Group	60,529	3,546,394
Progressive	77,290	5,490,682
Prudential Financial	2,250	227,970
Torchmark	6,440	558,284
Travelers	18,210	2,362,019
Unum Group	59,266	2,315,523
Willis Towers Watson	1,070	150,806

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
WR Berkley	32,872	$2,627,459

		43,947,182

Internet & Direct Marketing Retail–0.91%
Expedia Group	47,450	6,191,276
†Qurate Retail	9,000	199,890

		6,391,166

Internet Software & Services–0.53%
†Match Group	55,593	3,219,391
†Twitter	16,500	469,590

		3,688,981

IT Services–2.30%
†Black Knight	10,921	567,346
†Conduent	45,500	1,024,660
DXC Technology	26,140	2,444,613
Fidelity National Information Services	3,800	414,466
Genpact	3,100	94,891
International Business Machines	7,050	1,066,031
Jack Henry & Associates	29,842	4,777,107
Perspecta	4,150	106,738
Sabre	112,130	2,924,350
†Square Class A	4,500	445,545
†Teradata	5,310	200,240
Total System Services	8,100	799,794
†Worldpay Class A	12,895	1,305,877

		16,171,658

Machinery–2.65%
Allison Transmission Holdings	27,100	1,409,471
Caterpillar	13,010	1,983,895
Crane	9,170	901,869
†Gardner Denver Holdings	4,200	119,028
IDEX	27,617	4,160,777
Ingersoll-Rand	15,300	1,565,190
†Middleby	17,509	2,264,789
Snap-on	31,737	5,826,913
†WABCO Holdings	3,250	383,305

		18,615,237

Media–1.69%
CBS Class B	55,081	3,164,403
†Charter Communications Class A	3,330	1,085,180
Comcast Class A	35,740	1,265,553
†Discovery Communications Class C	45,100	1,334,058
†DISH Network Class A	78,616	2,811,308
Sirius XM Holdings	124,110	784,375
Viacom Class B	6,000	202,560
Walt Disney	10,690	1,250,089

		11,897,526

Metals & Mining–0.44%
Freeport-McMoRan	53,790	748,757

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Newmont Mining	3,890	$117,478
Reliance Steel & Aluminum	950	81,025
Steel Dynamics	40,930	1,849,627
United States Steel	10,700	326,136

		3,123,023

Multiline Retail–1.47%
Dollar General	6,500	710,450
Kohl’s	86,706	6,463,932
Macy’s	5,700	197,961
Nordstrom	49,125	2,938,166

		10,310,509

Multi-Utilities–3.03%
Ameren	3,050	192,821
CenterPoint Energy	8,070	223,135
CMS Energy	170,234	8,341,466
MDU Resources Group	24,370	626,065
Sempra Energy	38,735	4,406,106
WEC Energy Group	111,957	7,474,249

		21,263,842

Oil, Gas & Consumable Fuels–6.71%
Andeavor	4,000	614,000
Chevron	14,670	1,793,848
Cimarex Energy	755	70,170
ConocoPhillips	39,040	3,021,696
Devon Energy	13,860	553,568
†Energen	133,499	11,503,609
EQT	165,862	7,336,076
HollyFrontier	8,010	559,899
Marathon Oil	68,630	1,597,706
Marathon Petroleum	35,290	2,822,141
Murphy Oil	3,740	124,692
Noble Energy	530	16,531
Occidental Petroleum	5,930	487,268
ONEOK	4,200	284,718
PBF Energy Class A	93,755	4,679,312
Peabody Energy	15,630	557,053
Phillips 66	470	52,978
†QEP Resources	8,330	94,296
Valero Energy	22,110	2,515,013
Williams	300,818	8,179,241
†WPX Energy	12,980	261,158

		47,124,973

Paper & Forest Products–0.13%
Domtar	17,740	925,496

		925,496

Personal Products–0.95%
Coty Class A	190,401	2,391,437
†Edgewell Personal Care	51,305	2,371,830

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
†Herbalife Nutrition	31,100	$1,696,505
Nu Skin Enterprises Class A	3,000	247,260

		6,707,032

Pharmaceuticals–0.53%
†Mylan	16,000	585,600
†Nektar Therapeutics	5,400	329,184
Perrigo	3,400	240,720
Pfizer	59,040	2,601,893

		3,757,397

Professional Services–0.38%
ManpowerGroup	11,950	1,027,222
Robert Half International	11,150	784,737
TransUnion	11,600	853,528

		2,665,487

Real Estate Management & Development–1.05%
†CBRE Group Class A	115,631	5,099,327
Chimera Investment	39,470	715,591
†Cushman & Wakefield	54,778	930,678
Jones Lang LaSalle	4,560	658,099

		7,403,695

Road & Rail–0.03%
Landstar System	1,760	214,720

		214,720

Semiconductors & Semiconductor Equipment–1.69%
Analog Devices	40,030	3,701,174
Applied Materials	35,200	1,360,480
†First Solar	22,000	1,065,240
KLA-Tencor	3,500	355,985
Lam Research	8,770	1,330,409
Marvell Technology Group	82,040	1,583,372
†ON Semiconductor	35,260	649,842
QUALCOMM	19,540	1,407,466
Teradyne	10,460	386,811

		11,840,779

Software–1.39%
Activision Blizzard	4,950	411,791
†Citrix Systems	8,320	924,851
†Dell Technologies Class V	5,200	505,024
Symantec	68,300	1,453,424
†Synopsys	47,100	4,644,531
†Take-Two Interactive Software	7,450	1,028,025
†VMware Class A	5,000	780,300

		9,747,946

Specialty Retail–3.68%
Advance Auto Parts	6,000	1,009,980
†AutoZone	7,819	6,065,198
Best Buy	75,426	5,985,807

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Foot Locker	11,460	$584,231
Gap	145,142	4,187,347
†O’Reilly Automotive	1,240	430,677
Tiffany	40,724	5,252,174
†Urban Outfitters	56,910	2,327,619

		25,843,033

Technology Hardware, Storage & Peripherals–0.55%
HP	51,070	1,316,074
†NCR	11,300	321,033
NetApp	8,880	762,703
Seagate Technology	8,610	407,683
Western Digital	2,500	146,350
Xerox	34,020	917,860

		3,871,703

Textiles, Apparel & Luxury Goods–1.72%
Columbia Sportswear	9,700	902,779
†Michael Kors Holdings	23,350	1,600,876
PVH	37,137	5,362,583
Ralph Lauren	30,398	4,181,245

		12,047,483

Tobacco–0.04%
Philip Morris International	3,810	310,667

		310,667

Trading Companies & Distributors–0.81%
†HD Supply Holdings	10,000	427,900
MSC Industrial Direct Class A	50,516	4,450,965
†United Rentals	5,110	835,996

		5,714,861

Total Common Stock (Cost $510,734,433)		663,315,847

MONEY MARKET FUND–5.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	37,346,335	37,346,335

Total Money Market Fund (Cost $37,346,335)		37,346,335

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.74% (Cost $548,080,768)	$700,662,182
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,821,472

NET ASSETS APPLICABLE TO 38,861,138 SHARES OUTSTANDING–100.00%	$702,483,654

†	Non-income producing.

«	Includes $1,274,600 cash collateral held at broker and $35,040 variation margin due from broker for futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
86	E-mini S&P 500 Index	$12,551,700	$12,494,900	12/24/18	$56,800	$—
60	E-mini S&P MidCap 400 Index	12,151,200	12,251,175	12/24/18	—	(99,975)

Total Futures Contracts					$56,800	$(99,975)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$663,315,847
Money Market Fund	37,346,335

Total Investments	$700,662,182

Derivatives:
Assets:
Futures Contracts	$56,800

Liabilities:
Futures Contracts	$(99,975)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP Loomis Sayles Global Growth Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK–99.00%
Argentina–3.98%
MercadoLibre	3,548	$1,207,988

		1,207,988

Brazil–2.12%
Ambev ADR	99,504	454,733
Cielo	62,400	188,503

		643,236

☐China–12.29%
†Alibaba Group Holding ADR	9,640	1,588,286
†Baidu ADR	5,003	1,144,086
Yum China Holdings	28,466	999,441

		3,731,813

Denmark–3.21%
Novo Nordisk Class B	20,720	975,529

		975,529

France–4.32%
Danone	10,700	828,630
Sodexo	4,548	482,317

		1,310,947

∎Hong Kong–1.18%
PRADA	74,500	356,876

		356,876

Netherlands–4.64%
†Adyen	878	716,639
Unilever CVA	12,438	692,669

		1,409,308

Sweden–1.77%
Elekta Class B	39,933	537,164

		537,164

Switzerland–6.85%
Nestle	7,013	584,679
Novartis	7,229	621,691
Roche Holding	3,601	872,364

		2,078,734

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom–7.24%
Diageo	12,270	$434,842
Experian	29,268	751,705
Reckitt Benckiser Group	4,929	450,740
Shire	9,284	559,479

		2,196,766

United States–51.40%
†Alphabet Class A	1,133	1,367,622
†Amazon.com	1,095	2,193,285
American Express	2,867	305,307
Coca-Cola	12,438	574,511
Colgate-Palmolive	7,908	529,441
Core Laboratories	1,491	172,702
Deere & Co.	7,275	1,093,651
Expeditors International of Washington	6,583	484,048
†Facebook Class A	8,568	1,409,093
Microsoft	7,307	835,702
Oracle	27,329	1,409,083
Procter & Gamble	7,354	612,073
QUALCOMM	11,363	818,477
Schlumberger	11,341	690,894
SEI Investments	8,259	504,625
†Under Armour Class A	31,948	677,936
Visa Class A	9,054	1,358,915
Yum Brands	6,226	566,006

		15,603,371

Total Common Stock (Cost $28,160,896)		30,051,732

MONEY MARKET FUND–2.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	611,628	611,628

Total Money Market Fund (Cost $611,628)		611,628

TOTAL VALUE OF SECURITIES–101.02% (Cost $28,772,524)	30,663,360
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.02%)	(308,963)

NET ASSETS APPLICABLE TO 2,826,579 SHARES OUTSTANDING–100.00%	$30,354,397

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CHF	23,819	USD	(24,380)	10/2/18	$—	$(101)
BCLY	DKK	74,061	USD	(11,504)	10/2/18	31	—
BCLY	HKD	34,748	USD	(4,441)	10/3/18	—	(2)
BCLY	SEK	55,757	USD	(6,264)	10/2/18	11	—
BNYM	BRL	8,898	USD	(2,225)	10/2/18	—	(23)
HSBC	EUR	27,236	USD	(31,544)	10/2/18	88	—
HSBC	GBP	19,757	USD	(25,705)	10/2/18	50	—

Total Foreign Currency Exchange Contracts						$180	$(126)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CHF–Swiss Franc

CVA–Dutch Certificate

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

SEK–Swedish Krona

USD–United States Dollar

See accompanying notes.

LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$30,051,732	$—	$30,051,732
Money Market Fund	611,628	—	611,628

Total Investments	$30,663,360	$—	$30,663,360

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$180	$180

Liabilities:
Foreign Currency Exchange Contracts	$—	$(126)	$(126)

LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund

Notes (continued)

2. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Loomis Sayles Global Growth Fund–4

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–95.03%
INVESTMENT COMPANIES–95.03%
Equity Fund–9.50%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	983,421	$41,669,494

		41,669,494

International Equity Funds–85.53%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	15,727,779	291,860,398
XMFS® Variable Insurance Trust II–
MFS® VIT II Research International Portfolio	5,098,078	83,098,670

		374,959,068

Total Affiliated Investments (Cost $350,827,525)		416,628,562

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT–4.58%
INVESTMENT COMPANY–4.58%
Money Market Fund–4.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	20,065,199	$20,065,199

Total Unaffiliated Investment (Cost $20,065,199)		20,065,199

TOTAL VALUE OF SECURITIES–99.61% (Cost $370,892,724)	436,693,761
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	1,693,566

NET ASSETS APPLICABLE TO 37,145,289 SHARES OUTSTANDING–100.00%	$438,387,327

*	Standard Class shares.

X	Initial Class.

«	Includes $1,484,916 cash collateral held at broker and $133,267 variation margin due from broker on future contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(62)	British Pound	$(5,070,825)	$(5,097,980)	12/18/18	$27,155	$—
(58)	Euro	(8,469,450)	(8,533,375)	12/18/18	63,925	—
(55)	Japanese Yen	(6,087,125)	(6,179,610)	12/18/18	92,485	—

					183,565	—

Equity Contracts:
(24)	E-mini S&P 500 Index	(3,502,800)	(3,477,698)	12/24/18	—	(25,102)
(215)	Euro STOXX 50 Index	(8,454,824)	(8,343,050)	12/24/18	—	(111,774)
(53)	FTSE 100 Index	(5,171,689)	(5,020,914)	12/24/18	—	(150,775)
(29)	Nikkei 225 Index (OSE)	(6,156,310)	(5,718,558)	12/14/18	—	(437,752)

					—	(725,403)

Total Futures Contracts					$183,565	$(725,403)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$416,628,562
Unaffiliated Investment Company	20,065,199

Total Investments	$436,693,761

Derivatives:
Assets:
Futures Contracts	$183,565

Liabilities:
Futures Contracts	$(725,403)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–95.03%@
Equity Fund–9.50%@
*LVIP MFS Value Fund	$29,610,313	$14,170,912	$1,568,784	$(22,425)	$(520,522)	$41,669,494	983,421	$—	$1,364,329
International Equity Funds–85.53%@
*LVIP MFS International Growth Fund	209,661,680	76,738,224	4,154,243	(23,507)	9,638,244	291,860,398	15,727,779	212,731	—
XMFS Variable Insurance Trust II - MFS VIT II Research International Portfolio	60,129,776	27,200,421	563,788	(32,281)	(3,635,458)	83,098,670	5,098,078	1,191,668	2,016,314

Total	$299,401,769	$118,109,557	$6,286,815	$(78,213)	$5,482,264	$416,628,562		$1,404,399	$3,380,643

@As a percentage of Net Assets as of September 30, 2018.

*Standard Class shares.

XInitial Class.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Growth Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.43%
Australia–2.25%
Brambles	1,811,475	$14,272,729
Caltex Australia	308,248	6,662,230
Oil Search	2,306,643	15,056,233

		35,991,192

Brazil–0.26%
Ambev ADR	916,378	4,187,847

		4,187,847

Canada–4.23%
Canadian National Railway	430,230	38,634,654
Element Fleet Management	873,299	4,496,139
Ritchie Bros Auctioneers	388,998	14,037,237
Suncor Energy	271,503	10,505,725

		67,673,755

☐China–3.23%
†Alibaba Group Holding ADR	87,063	14,344,500
†Baidu ADR	87,097	19,917,342
China Resources Beer Holdings	1,528,000	6,138,663
China Resources Gas Group	896,000	3,645,417
Yum China Holdings	213,639	7,500,865

		51,546,787

Czech Republic–0.14%
Komercni banka	54,029	2,217,940

		2,217,940

Denmark–0.84%
Novo Nordisk Class B	284,827	13,410,093

		13,410,093

France–17.89%
Air Liquide	193,759	25,488,408
Danone	488,839	37,856,687
EssilorLuxottica	219,530	32,485,132
Kering	37,063	19,867,873
Legrand	117,994	8,600,668
L’Oreal	184,933	44,596,609
LVMH Moet Hennessy Louis Vuitton	115,149	40,723,115
Pernod Ricard	228,483	37,484,090
Publicis Groupe	170,078	10,165,707
Schneider Electric	355,444	28,599,296

		285,867,585

Germany–13.45%
Bayer	363,564	32,296,094
Brenntag	237,362	14,650,319
Fresenius Medical Care & Co.	223,985	23,035,919
GEA Group	405,359	14,439,299
Linde	127,842	30,235,385
†QIAGEN	446,156	16,887,107
SAP	557,861	68,656,679

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Symrise	161,904	$14,778,881

		214,979,683

∎Hong Kong–3.60%
AIA Group	6,449,800	57,590,810

		57,590,810

India–1.63%
Adani Ports & Special Economic Zone	339,199	1,539,006
HDFC Bank ADR	172,674	16,248,623
ITC	1,995,966	8,198,357

		25,985,986

Ireland–0.55%
Paddy Power Betfair	103,450	8,750,904

		8,750,904

Israel–1.55%
†Nice ADR	216,996	24,839,532

		24,839,532

Italy–0.74%
Prysmian	508,310	11,838,877

		11,838,877

Japan–10.88%
AEON Financial Service	778,300	16,118,112
Bandai Namco Holdings	224,200	8,711,873
Hitachi	660,000	22,422,109
Japan Tobacco	666,400	17,396,078
Kao	218,200	17,618,085
Obic	204,600	19,357,948
SoftBank Group	264,700	26,721,607
Sundrug	404,400	14,432,688
Terumo	310,600	18,397,624
TOTO	305,300	12,669,332

		173,845,456

Mexico–1.00%
Grupo Financiero Banorte	1,456,836	10,538,979
Grupo Financiero Inbursa	1,737,542	2,731,564
Grupo Mexico Class B	955,274	2,749,335

		16,019,878

Netherlands–1.82%
Akzo Nobel	310,663	29,050,398

		29,050,398

Peru–0.36%
Credicorp	25,684	5,729,587

		5,729,587

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea–0.47%
NAVER	11,523	$7,437,880

		7,437,880

Singapore–1.40%
DBS Group Holdings	1,172,600	22,378,943

		22,378,943

Spain–1.08%
Amadeus IT Group	186,467	17,324,131

		17,324,131

Switzerland–13.32%
†Julius Baer Group	247,898	12,405,004
†Luxoft Holding	66,127	3,131,113
Nestle	814,725	67,924,189
Novartis	387,579	33,331,636
Roche Holding	234,885	56,902,291
Sika	70,912	10,325,377
†UBS Group	1,824,948	28,822,798

		212,842,408

Taiwan–2.16%
MediaTek	480,000	3,875,151
Taiwan Semiconductor Manufacturing ADR	695,545	30,715,267

		34,590,418

United Kingdom–10.97%
Burberry Group	451,495	11,857,843

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group	628,693	$13,979,620
Croda International	231,816	15,717,790
Diageo	908,495	32,196,560
Experian	817,264	20,990,198
Intertek Group	136,792	8,900,471
Reckitt Benckiser Group	354,481	32,416,062
†Rolls-Royce Holdings	1,910,771	24,591,186
WPP	1,002,411	14,692,070

		175,341,800

United States–4.61%
Accenture Class A	300,085	51,074,467
†Mellanox Technologies	76,696	5,633,321
†Mettler-Toledo International	27,958	17,025,863

		73,733,651

Total Common Stock (Cost $1,206,485,875)		1,573,175,541

MONEY MARKET FUND–1.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	22,361,961	22,361,961

Total Money Market Fund (Cost $22,361,961)		22,361,961

TOTAL VALUE OF SECURITIES–99.83% (Cost $1,228,847,836)	1,595,537,502
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	2,733,335

NET ASSETS APPLICABLE TO 86,135,437 SHARES OUTSTANDING–100.00%	$1,598,270,837

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNP	JPY	90,551,657	USD	(801,864)	10/1/18	$(4,719)
DB	JPY	137,106,645	USD	(1,209,692)	10/3/18	(2,538)
JPMC	JPY	200,869,934	USD	(1,779,343)	10/2/18	(10,915)

Total Foreign Currency Exchange Contracts						$(18,172)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNP–BNP Paribas

DB–Deutsche Bank

JPY–Japanese Yen

JPMC–JPMorgan Chase

USD–United States Dollar

See accompanying notes.

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$1,573,175,541	$—	$1,573,175,541
Money Market Fund	22,361,961	—	22,361,961

Total Investments	$1,595,537,502	$—	$1,595,537,502

Derivatives:
Liabilities:
Foreign Currency Exchange Contracts	$—	$(18,172)	$(18,172)

There were no Level 3 investments at the beginning or end of the period.

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP MFS International Growth Fund–5

LVIP MFS Value Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.17%
Aerospace & Defense–3.67%
Lockheed Martin	29,658	$10,260,482
Northrop Grumman	85,602	27,167,507
United Technologies	133,989	18,733,002

		56,160,991

Air Freight & Logistics–0.58%
United Parcel Service Class B	76,209	8,897,401

		8,897,401

Auto Components–0.74%
Aptiv	134,562	11,289,752

		11,289,752

Automobiles–0.14%
Harley-Davidson	47,736	2,162,441

		2,162,441

Banks–13.49%
Citigroup	482,014	34,579,684
JPMorgan Chase & Co.	630,324	71,125,760
PNC Financial Services Group	157,669	21,472,941
US Bancorp	626,390	33,079,656
Wells Fargo & Co.	881,758	46,345,200

		206,603,241

Beverages–1.64%
Diageo	497,143	17,618,473
PepsiCo	66,724	7,459,743

		25,078,216

Building Products–1.65%
Johnson Controls International	722,746	25,296,110

		25,296,110

Capital Markets–7.42%
Bank of New York Mellon	335,464	17,105,309
BlackRock	32,760	15,440,771
Goldman Sachs Group	150,994	33,858,895
Moody’s	63,297	10,583,258
Nasdaq	187,517	16,088,959
State Street	155,946	13,065,156
T. Rowe Price Group	69,255	7,561,261

		113,703,609

Chemicals–3.11%
DowDuPont	85,573	5,503,200
PPG Industries	251,020	27,393,813
Sherwin-Williams	32,383	14,741,065

		47,638,078

Consumer Finance–1.16%
American Express	166,406	17,720,575

		17,720,575

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.37%
†Crown Holdings	116,906	$5,611,488

		5,611,488

Diversified Telecommunication Services–0.77%
Verizon Communications	221,733	11,838,325

		11,838,325

Electric Utilities–2.83%
Duke Energy	301,335	24,112,827
Southern	302,976	13,209,754
Xcel Energy	128,828	6,081,970

		43,404,551

Electrical Equipment–1.06%
Eaton	186,432	16,169,247

		16,169,247

Energy Equipment & Services–1.51%
Schlumberger	379,230	23,102,692

		23,102,692

Equity Real Estate Investment Trusts–0.35%
Public Storage	26,799	5,403,482

		5,403,482

Food Products–4.03%
Archer-Daniels-Midland	195,145	9,809,939
Danone	90,129	6,979,773
General Mills	358,838	15,401,327
JM Smucker	54,106	5,551,817
Nestle	287,246	23,947,899

		61,690,755

Health Care Equipment & Supplies–5.64%
Abbott Laboratories	312,873	22,952,363
Danaher	201,291	21,872,280
Medtronic	422,596	41,570,769

		86,395,412

Health Care Providers & Services–2.29%
Cigna	77,768	16,195,186
†Express Scripts Holding	98,781	9,385,183
McKesson	71,968	9,546,555

		35,126,924

Household Durables–0.19%
Newell Brands	145,008	2,943,662

		2,943,662

Household Products–1.27%
Colgate-Palmolive	45,761	3,063,699
Kimberly-Clark	41,583	4,725,492
Procter & Gamble	42,207	3,512,889

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
Reckitt Benckiser Group	89,260	$8,162,518

		19,464,598

Industrial Conglomerates–3.22%
3M	82,169	17,313,830
Honeywell International	191,953	31,940,979

		49,254,809

Insurance–7.09%
Aon	191,596	29,463,633
Chubb	211,864	28,313,505
MetLife	340,318	15,899,657
Prudential Financial	61,267	6,207,572
Travelers	221,258	28,699,375

		108,583,742

IT Services–6.44%
Accenture Class A	272,718	46,416,604
Amdocs	55,143	3,638,335
Cognizant Technology Solutions Class A	78,987	6,093,847
DXC Technology	93,124	8,708,956
Fidelity National Information Services	162,662	17,741,544
†Fiserv	194,828	16,049,931

		98,649,217

Life Sciences Tools & Services–1.51%
Thermo Fisher Scientific	94,749	23,126,336

		23,126,336

Machinery–2.60%
Illinois Tool Works	108,728	15,343,695
Ingersoll-Rand	133,172	13,623,496
Stanley Black & Decker	73,624	10,781,499

		39,748,690

Media–4.15%
Comcast Class A	1,004,220	35,559,430
Interpublic Group	497,406	11,375,675
Omnicom Group	244,631	16,639,801

		63,574,906

Oil, Gas & Consumable Fuels–3.49%
Chevron	101,861	12,455,563
EOG Resources	135,063	17,229,987
Exxon Mobil	145,366	12,359,017
Occidental Petroleum	139,201	11,438,146

		53,482,713

Pharmaceuticals–7.52%
Johnson & Johnson	393,259	54,336,596
Merck & Co.	211,414	14,997,709
Novartis	40,542	3,486,595
Pfizer	897,929	39,571,731

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Roche Holding	11,632	$2,817,921

		115,210,552

Professional Services–0.58%
Equifax	67,667	8,835,280

		8,835,280

Road & Rail–1.82%
Canadian National Railway	103,323	9,278,405
Union Pacific	113,945	18,553,664

		27,832,069

Semiconductors & Semiconductor Equipment–2.01%
Analog Devices	65,460	6,052,432
Texas Instruments	231,066	24,791,071

		30,843,503

Textiles, Apparel & Luxury Goods–0.39%
Hanesbrands	325,270	5,994,726

		5,994,726

Tobacco–3.23%
Altria Group	189,060	11,402,209
Philip Morris International	466,851	38,067,031

		49,469,240

Trading Companies & Distributors–0.21%
†HD Supply Holdings	73,547	3,147,076

		3,147,076

Total Common Stock (Cost $928,426,973)		1,503,454,409

MONEY MARKET FUND–1.70%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	26,102,518	26,102,518

Total Money Market Fund (Cost $26,102,518)		26,102,518

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.87% (Cost $954,529,491)	$1,529,556,927
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	1,996,541

NET ASSETS APPLICABLE TO 36,204,545 SHARES OUTSTANDING–100.00%	$1,531,553,468

†	Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	GBP	(63,706)	USD	83,849	10/1/18	$803

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT–Information Technology

See accompanying notes.

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$1,503,454,409	$—	$1,503,454,409
Money Market Fund	26,102,518	—	26,102,518

Total Investments	$1,529,556,927	$—	$1,529,556,927

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$803	$803

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP MFS Value Fund–5

LVIP Mondrian International Value Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.00%
Australia–1.37%
QBE Insurance Group	1,897,906	$15,255,543

		15,255,543

Denmark–2.01%
ISS	636,205	22,385,889

		22,385,889

France–6.45%
Cie de Saint-Gobain	451,941	19,490,951
Sanofi	450,996	40,089,029
Societe Generale	285,873	12,270,818

		71,850,798

Germany–8.61%
Allianz	121,248	27,028,798
Bayerische Motoren Werke	102,627	9,259,541
Daimler	392,479	24,766,629
Deutsche Telekom	1,260,855	20,326,469
Evonik Industries	405,384	14,520,203

		95,901,640

∎Hong Kong–6.18%
China Mobile	2,409,000	23,741,191
CK Hutchison Holdings	2,879,500	33,178,243
WH Group	16,974,000	11,947,184

		68,866,618

Italy–6.17%
Enel	6,635,382	33,990,093
Eni	1,836,534	34,718,236

		68,708,329

Japan–18.34%
Canon	18,300	581,438
Coca-Cola Bottlers Japan Holdings	90,500	2,421,405
FUJIFILM Holdings	517,400	23,292,563
Fujitsu	82,500	5,878,542
Honda Motor	1,026,600	31,072,676
Isuzu Motors	605,100	9,538,234
Kirin Holdings	133,300	3,415,211
Kyushu Railway	297,300	9,053,494
Mitsubishi Electric	1,102,100	15,097,858
Otsuka Holdings	122,900	6,194,757
Secom	156,600	12,765,615
Sekisui Chemical	904,600	16,687,569
Sumitomo Electric Industries	1,134,600	17,794,906
Takeda Pharmaceutical	638,300	27,308,364
Tokio Marine Holdings	466,800	23,159,229

		204,261,861

Netherlands–5.44%
Koninklijke Ahold Delhaize	961,730	22,053,178
Royal Dutch Shell Class B	1,098,696	38,507,565

		60,560,743

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–6.17%
Ascendas Real Estate Investment Trust	5,614,600	$10,842,723
Jardine Matheson Holdings	157,200	9,864,300
Singapore Telecommunications	6,209,600	14,717,168
United Overseas Bank	1,683,181	33,342,264

		68,766,455

Spain–6.04%
Banco Santander	3,890,369	19,583,076
Iberdrola	3,939,020	28,986,204
Telefonica	2,367,449	18,740,818

		67,310,098

Sweden–2.82%
Telia	6,843,231	31,431,092

		31,431,092

Switzerland–6.51%
ABB	1,122,870	26,532,867
Novartis	284,837	24,495,866
Zurich Insurance Group	67,922	21,468,723

		72,497,456

Taiwan–1.71%
Taiwan Semiconductor Manufacturing	786,000	6,757,443
Taiwan Semiconductor Manufacturing
ADR	277,768	12,266,235

		19,023,678

United Kingdom–21.18%
BP	3,715,070	28,535,216
G4S	6,328,736	19,962,276
GlaxoSmithKline	1,393,852	27,919,763
John Wood Group	2,407,015	24,207,433
Kingfisher	5,992,744	20,152,232
Lloyds Banking Group	41,614,989	32,148,627
National Grid	1,006,900	10,386,282
SSE	1,350,403	20,170,921
Tesco	9,141,591	28,572,529
Travis Perkins	250,914	3,484,625
WPP	1,385,678	20,309,512

		235,849,416

Total Common Stock (Cost $999,667,799)		1,102,669,616

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.15%
Bayerische Motoren Werke 5.91%	21,446	$1,685,722

Total Preferred Stock (Cost $1,547,482)		1,685,722

TOTAL VALUE OF SECURITIES–99.15% (Cost $1,001,215,281)	$1,104,355,338
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.85%	9,423,907

NET ASSETS APPLICABLE TO 63,452,671 SHARES OUTSTANDING–100.00%	$1,113,779,245

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

The following foreign currency exchange contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	537,228	USD	(700,661)	10/1/18	$—	$(346)
BNYM	JPY	(121,047,301)	USD	1,071,698	10/1/18	6,095	—
BNYM	JPY	(79,726,425)	USD	703,302	10/2/18	1,404	—

Total Foreign Currency Exchange Contracts						$7,499	$(346)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–BNY Mellon

GBP–British Pound Sterling

JPY–Japanese Yen

USD–United States Dollar

See accompanying notes.

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$1,102,669,616	$—	$1,102,669,616
Preferred Stock	1,685,722	—	1,685,722

Total Investments	$1,104,355,338	$—	$1,104,355,338

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$7,499	$7,499

Liabilities:
Foreign Currency Exchange Contracts	$—	$(346)	$(346)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Mondrian International Value Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.43%
INVESTMENT COMPANIES–94.43%
Equity Fund–37.67%
*Lincoln Variable Insurance Products Trust–
LVIP Dimensional U.S. Core Equity 2 Fund	2,217,166	$30,248,791

		30,248,791

International Equity Funds–56.76%
*Lincoln Variable Insurance Products Trust–
LVIP Dimensional International Core Equity Fund	681,317	7,596,007
†LVIP Loomis Sayles Global Growth Fund	2,820,987	30,294,585
LVIP SSGA Developed International 150 Fund	845,238	7,695,893

		45,586,485

Total Affiliated Investments (Cost $71,936,653)		75,835,276

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.77%
INVESTMENT COMPANY–4.77%
Money Market Fund–4.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	3,829,033	$3,829,033

		3,829,033

Total Unaffiliated Investments (Cost $3,829,033)		3,829,033

TOTAL VALUE OF SECURITIES–99.20% (Cost $75,765,686)	79,664,309
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	639,142

NET ASSETS APPLICABLE TO 6,890,322 SHARES OUTSTANDING–100.00%	$80,303,451

†	Non-income producing.

*	Standard Class shares.

«	Includes $172,093 cash collateral held at broker and $8,276 variation margin due to broker for futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$245,363	$246,705	12/18/18	$—	$(1,342)
3	Euro	438,075	441,098	12/18/18	—	(3,023)
3	Japanese Yen	332,025	337,308	12/18/18	—	(5,283)

					—	(9,648)

Equity Contracts:
4	E-mini Russell 2000 Index	340,160	343,909	12/24/18	—	(3,749)
13	E-mini S&P 500 Index	1,897,350	1,889,669	12/24/18	7,681	—
1	E-mini S&P MidCap 400 Index	202,520	204,597	12/24/18	—	(2,077)
13	Euro STOXX 50 Index	511,222	501,478	12/24/18	9,744	—
3	FTSE 100 Index	292,737	283,976	12/24/18	8,761	—
1	Nikkei 225 Index (OSE)	212,287	197,330	12/14/18	14,957	—

					41,143	(5,826)

Total Futures Contracts					$41,143	$(15,474)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard and Poor’s

See accompanying notes.

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Multi-Manager Global Equity Managed Volatility Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). EFTs, except those traded on the Nasdaq Stock Market (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs, traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Companies	$75,835,276
Unaffiliated Investment Companies	3,829,033

Total Investments	$79,664,309

Derivatives:

Assets:
Futures Contracts	$41,143

Liabilities:
Futures Contracts	$(15,474)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions

INVESTMENT COMPANIES–94.43%@
Equity Funds–37.67%@
§*LVIP Dimensional U.S. Core Equity 2 Fund	$—	$29,361,830	$1,536,163	$14,714	$2,408,410	$30,248,791	2,217,166	$1,616	$—
×*LVIP SSGA S&P 500 Index Fund	9,125,708	685,525	9,759,689	1,748,609	(1,800,153)	—	—	—	—
×*LVIP SSGA Small-Cap Index Fund	3,633,757	274,210	3,930,141	606,243	(584,069)	—	—	—	—
International Equity Funds–56.76%@
§*LVIP Dimensional International Core Equity Fund	—	7,998,387	161,811	(3,588)	(236,981)	7,596,007	681,317	8,960	—
§†*LVIP Loomis Sayles Global Growth Fund	—	29,360,954	1,023,160	5,282	1,951,509	30,294,585	2,820,987	—	—
×*LVIP MFS International Growth Fund	3,669,721	316,410	4,017,485	715,598	(684,244)	—	—	—	—
§*LVIP SSGA Developed International 150 Fund	—	8,086,320	161,811	(4,301)	(224,315)	7,695,893	845,238	47,046	—
×*LVIP SSGA International Index Fund	7,310,110	672,774	8,028,938	878,506	(832,452)	—	—	—	—

Total	$23,739,296	$76,756,410	$28,619,198	$3,961,063	$(2,295)	$75,835,276		$57,622	$—

@As a percentage of Net Assets as of September 30, 2018.

*Standard Class shares.

×Issuer was not an investment of the Fund at September 30, 2018.

†Non-income producing.

§Issuer was not an investment of the Fund at December 31, 2017.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITY–0.16%
•SLC Student Loan Trust Series 2005-3 A3 2.454% (LIBOR03M + 0.12%) 6/15/29	1,670,430	$1,661,780

Total Agency Asset-Backed Security (Cost $1,661,426)		1,661,780

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.29%
Fannie Mae REMICs
•Series 2014-49 AF 2.402% (LIBOR01M + 0.32%) 8/25/44	1,239,411	1,239,117
•Series 2017-95 FA 2.432% (LIBOR01M + 0.35%) 11/25/47	7,723,677	7,734,126
•Fannie Mae REMICs
Series 2011-86 NF 2.766% (LIBOR01M + 0.55%) 9/25/41	2,353,397	2,375,094
Freddie Mac REMICs
•Series 4347 WF 2.482% (LIBOR01M + 0.40%) 1/15/40	2,642,096	2,645,406
•Series 4367 GF 2.432% (LIBOR01M + 0.35%) 3/15/37	8,126,258	8,070,419
•Series 4419 AF 2.422% (LIBOR01M + 0.34%) 6/15/40	5,293,260	5,282,360
•Series 4730 WF 2.432% (LIBOR01M + 0.35%) 8/15/38	7,772,220	7,759,475
Freddie Mac Strips
•Series 328 F4 2.432% (LIBOR01M + 0.35%) 2/15/38	7,643,173	7,641,697
•Series 330 F4 2.432% (LIBOR01M + 0.35%) 10/15/37	3,635,378	3,635,447
GNMA
•Series 2016-H11 F 2.88% (LIBOR01M + 0.80%) 5/20/66	2,757,478	2,796,001
•Series 2016-H17 FC 2.91% (LIBOR01M + 0.83%) 8/20/66	2,456,011	2,496,704
•Series 2016-H19 FA 2.86% (LIBOR01M + 0.78%) 9/20/66	2,352,012	2,384,381

Total Agency Collateralized Mortgage Obligations (Cost $53,997,651)		54,060,227

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.89%
•Fannie Mae-Aces Series 2017-M13 FA 2.469% (LIBOR01M + 0.40%) 10/25/24	9,094,672	$9,084,207

Total Agency Commercial Mortgage-Backed Security (Cost $9,084,739)		9,084,207

AGENCY OBLIGATION–2.81%
Federal Home Loan Mortgage 2.25% 11/24/20	29,100,000	28,741,633

Total Agency Obligation (Cost $29,100,000)		28,741,633

CORPORATE BONDS–44.19%
Agriculture–1.18%
BAT Capital 2.297% 8/14/20	1,000,000	980,409
BAT International Finance
2.75% 6/15/20	3,120,000	3,088,729
3.50% 6/15/22	300,000	297,171
Imperial Brands Finance 2.95% 7/21/20	2,000,000	1,981,326
Reynolds American 4.00% 6/12/22	5,700,000	5,740,084

		12,087,719

Airlines–0.43%
Delta Air Lines 3.625% 3/15/22	3,200,000	3,162,503
♦Northwest Airlines Series 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	225,857	231,074
♦Virgin Australia Series 2013-1A Pass Through Trust 5.00% 10/23/23	140,559	142,844
WestJet Airlines 3.50% 6/16/21	850,000	836,703

		4,373,124

Auto Manufacturers–5.40%
BMW U.S. Capital 1.50% 4/11/19	1,700,000	1,689,480
Daimler Finance North America
3.00% 2/22/21	8,522,000	8,428,186
3.35% 5/4/21	5,000,000	4,979,660
Ford Motor Credit
1.897% 8/12/19	6,800,000	6,727,875
2.681% 1/9/20	3,500,000	3,464,650
2.943% 1/8/19	3,400,000	3,403,582

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial
2.40% 5/9/19		5,200,000	$5,187,145
3.50% 7/10/19		1,400,000	1,406,316
Nissan Motor Acceptance
2.00% 3/8/19		6,900,000	6,878,584
•3.227% (LIBOR03M + 0.89%) 1/13/22		3,100,000	3,133,479
3.65% 9/21/21		5,000,000	5,014,740
Volkswagen Financial Services 2.375% 11/13/18	GBP	3,691,000	4,817,671

			55,131,368

Auto Parts & Equipment–0.35%
Aptiv 3.15% 11/19/20		3,600,000	3,569,204

			3,569,204

Banks–16.67%
ABN AMRO Bank 1.80% 9/20/19		5,900,000	5,830,581
Axis Bank 3.25% 5/21/20		2,500,000	2,467,933
µBank of America 2.328% 10/1/21		1,200,000	1,174,364
Barclays
2.75% 11/8/19		5,000,000	4,976,920
µ7.00% 6/15/49	GBP	1,000,000	1,317,844
µ8.25% 12/29/49		2,200,000	2,222,070
CIT Group 5.375% 5/15/20		900,000	927,090
Citigroup 2.70% 10/27/22		5,000,000	4,812,517
Credit Suisse Group Funding Guernsey 3.45% 4/16/21		4,000,000	3,986,366
•Danske Bank 3.394% (LIBOR03M + 1.06%) 9/12/23		5,000,000	4,955,261
µGoldman Sachs Group 2.876% 10/31/22		3,250,000	3,170,746
ICICI Bank 4.80% 5/22/19		5,700,000	5,754,646
ITAU CorpBanca
2.50% 12/7/18		2,500,000	2,500,567
2.57% 1/11/19		2,600,000	2,599,982
•JPMorgan Chase & Co. 5.809% (LIBOR03M + 3.47%) 4/29/49		5,700,000	5,731,350
Lloyds Banking Group 4.05% 8/16/23		6,500,000	6,464,253
Macquarie Group
3.00% 12/3/18		6,000,000	6,004,776
•3.731% (LIBOR03M + 1.35%) 3/27/24		2,000,000	2,021,831
7.625% 8/13/19		7,000,000	7,262,369
Mitsubishi UFJ Financial Group 3.761% 7/26/23		6,000,000	5,973,041
Mitsubishi UFJ Trust & Banking
2.45% 10/16/19		4,000,000	3,979,207
2.65% 10/19/20		5,200,000	5,118,234

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Mizuho Bank 2.65% 9/25/19	4,000,000	$3,989,269
Mizuho Financial Group 2.601% 9/11/22	6,000,000	5,728,521
QNB Finance
2.125% 9/7/21	200,000	190,747
2.75% 10/31/18	3,300,000	3,299,505
µRoyal Bank of Scotland 3.498% 5/15/23	5,000,000	4,848,955
Santander U.K.
2.35% 9/10/19	10,100,000	10,045,696
2.50% 3/14/19	2,000,000	1,999,052
Standard Chartered 2.40% 9/8/19	6,000,000	5,950,536
•State Bank of India/London 3.287% (LIBOR03M + 0.95%) 4/6/20	10,000,000	10,033,980
Sumitomo Mitsui Financial Group
2.058% 7/14/21	2,500,000	2,404,510
2.778% 10/18/22	6,000,000	5,774,664
•3.073% (LIBOR03M + 0.74%) 10/18/22	4,000,000	4,007,836
Sumitomo Mitsui Trust Bank
2.05% 3/6/19	11,800,000	11,767,749
•3.243% (LIBOR03M + 0.91%) 10/18/19	2,000,000	2,014,790
UBS Group Funding Switzerland
3.00% 4/15/21	1,800,000	1,773,940
•3.806% (LIBOR03M + 1.44%) 9/24/20	1,500,000	1,529,534
Wells Fargo & Co. 2.10% 7/26/21	6,000,000	5,780,125

		170,391,357

Commercial Services–1.25%
Central Nippon Expressway
2.241% 2/16/21	500,000	486,918
2.293% 4/23/21	2,000,000	1,939,868
•2.881% (LIBOR03M + 0.54%) 8/4/20	5,000,000	5,010,795
Equifax 3.60% 8/15/21	2,900,000	2,883,552
S&P Global 3.30% 8/14/20	2,400,000	2,401,577

		12,722,710

Computers–0.49%
Dell International
4.42% 6/15/21	1,850,000	1,879,046
5.45% 6/15/23	3,000,000	3,158,069

		5,037,115

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering–0.03%
Heathrow Funding 4.875% 7/15/21	300,000	$311,577

		311,577

Diversified Financial Services–4.15%
AerCap Ireland Capital
4.625% 10/30/20	2,000,000	2,039,149
5.00% 10/1/21	300,000	308,789
Air Lease 2.50% 3/1/21	2,000,000	1,954,736
Aircastle 5.50% 2/15/22	700,000	728,150
Ally Financial
3.75% 11/18/19	450,000	449,437
4.125% 3/30/20	2,100,000	2,113,125
BGC Partners 5.125% 5/27/21	5,200,000	5,333,262
BOC Aviation
2.375% 9/15/21	750,000	714,638
3.00% 3/30/20	2,000,000	1,983,848
3.00% 5/23/22	4,000,000	3,846,940
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,060,035
International Lease Finance
4.625% 4/15/21	600,000	613,280
5.875% 8/15/22	500,000	529,375
6.25% 5/15/19	3,860,000	3,935,677
8.25% 12/15/20	500,000	546,663
LeasePlan 2.875% 1/22/19	2,770,000	2,768,096
Mitsubishi UFJ Lease & Finance 2.652% 9/19/22	1,700,000	1,624,784
•Nasdaq 2.756% (LIBOR03M + 0.39%) 3/22/19	5,000,000	5,006,158
Navient
5.50% 1/15/19	4,650,000	4,679,063
8.00% 3/25/20	2,100,000	2,215,500

		42,450,705

Electric–2.88%
Chugoku Electric Power 2.701% 3/16/20	4,000,000	3,967,824
•Dominion Energy 2.914% (LIBOR03M + 0.60%) 5/15/20	5,000,000	5,002,213
•Duke Energy 2.819% (LIBOR03M + 0.50%) 5/14/21	4,200,000	4,212,597
Exelon 2.45% 4/15/21	1,300,000	1,264,167
FirstEnergy 2.85% 7/15/22	3,030,000	2,931,699
Iberdrola Finance Ireland 5.00% 9/11/19	4,555,000	4,634,144
•NextEra Energy Capital Holdings 2.711% (LIBOR03M + 0.40%) 8/21/20	3,100,000	3,102,547
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,432,587

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Southern 2.35% 7/1/21	3,000,000	$2,910,811

		29,458,589

Food–0.43%
•General Mills 3.346% (LIBOR03M + 1.01%) 10/17/23	600,000	604,953
McCormick & Co. 2.70% 8/15/22.	900,000	872,596
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	2,867,873

		4,345,422

Gas–0.15%
CenterPoint Energy Resources 3.55% 4/1/23	800,000	793,067
•Dominion Energy Gas Holdings 2.934% (LIBOR03M + 0.60%) 6/15/21	700,000	699,906

		1,492,973

Health Care Services–0.23%
Humana 2.625% 10/1/19	1,000,000	996,220
Universal Health Services 3.75% 8/1/19	1,300,000	1,311,375

		2,307,595

Home Builders–0.96%
DR Horton
3.75% 3/1/19	2,000,000	2,002,585
4.00% 2/15/20	6,797,000	6,840,291
4.375% 9/15/22	1,000,000	1,014,404

		9,857,280

Insurance–0.59%
Athene Global Funding
3.00% 7/1/22	1,000,000	969,954
•3.628% (LIBOR03M + 1.23%) 7/1/22	5,000,000	5,093,352

		6,063,306

Lodging–0.38%
MGM Resorts International 8.625% 2/1/19	3,800,000	3,876,000

		3,876,000

Media–0.20%
Charter Communications Operating
4.50% 2/1/24	1,000,000	1,007,295
Sky 2.625% 9/16/19	1,000,000	995,386

		2,002,681

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mining–0.26%
Minera y Metalurgica del Boleo SAPI 2.875% 5/7/19	2,611,000	$2,609,052

		2,609,052

Oil & Gas–2.08%
CNPC General Capital 2.75% 5/14/19	7,000,000	6,975,374
Ecopetrol 7.625% 7/23/19	3,000,000	3,116,400
Korea National Oil 2.75% 1/23/19	4,000,000	3,997,935
Pioneer Natural Resources 3.45% 1/15/21	1,000,000	1,000,282
Ras Laffan Liquefied Natural Gas 3 6.75% 9/30/19	1,500,000	1,550,241
•Sinopec Group Overseas Development 2014 3.251% (LIBOR03M + 0.92%) 4/10/19	909,000	911,026
Woodside Finance
3.65% 3/5/25	800,000	771,671
4.60% 5/10/21	2,900,000	2,945,657

		21,268,586

Paper & Forest Products–0.13%
Georgia-Pacific 2.539% 11/15/19	1,300,000	1,290,249

		1,290,249

Pharmaceuticals–1.54%
AbbVie 2.30% 5/14/21	5,000,000	4,869,551
Allergan Sales 5.00% 12/15/21	5,400,000	5,604,106
CVS Health
3.35% 3/9/21	3,000,000	2,995,572
3.50% 7/20/22	1,000,000	993,250
Zoetis 3.45% 11/13/20	1,300,000	1,306,193

		15,768,672

Pipelines–0.81%
Energy Transfer Partners
5.75% 9/1/20	500,000	517,323
9.00% 4/15/19	3,000,000	3,093,547
9.70% 3/15/19	851,000	877,926
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,764,735

		8,253,531

Retail–0.33%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,420,901

		3,420,901

Semiconductors–0.24%
Broadcom 2.375% 1/15/20	1,500,000	1,482,866

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors (continued)
KLA-Tencor 3.375% 11/1/19	1,000,000	$1,002,064

		2,484,930

Telecommunications–1.98%
AT&T
•3.071% (LIBOR03M + 0.75%) 6/1/21	2,500,000	2,523,393
•3.289% (LIBOR03M + 0.95%) 7/15/21	3,000,000	3,036,767
3.80% 3/1/24	5,000,000	4,956,791
Crown Castle Towers 3.222% 5/15/22	2,200,000	2,152,128
•Verizon Communications 3.414% (LIBOR03M + 1.10%) 5/15/25	6,000,000	6,057,274
•Vodafone Group 3.329% (LIBOR03M + 0.99%) 1/16/24	1,500,000	1,504,740

		20,231,093

Transportation–0.50%
AP Moeller - Maersk 2.875% 9/28/20	2,500,000	2,459,682
Kansas City Southern
2.35% 5/15/20	1,500,000	1,471,672
3.00% 5/15/23	1,250,000	1,203,492

		5,134,846

Trucking & Leasing–0.55%
Penske Truck Leasing 4.875% 7/11/22	175,000	180,530
SMBC Aviation Capital Finance
2.65% 7/15/21	4,600,000	4,436,056
3.00% 7/15/22	1,000,000	961,336

		5,577,922

Total Corporate Bonds (Cost $453,598,224)		451,518,507

LOAN AGREEMENT–0.16%
•Las Vegas Sands Tranche B 1st Lien 3.992% (LIBOR03M + 1.75%) 3/27/25	1,657,997	1,658,428

Total Loan Agreement (Cost $1,653,201)		1,658,428

MUNICIPAL BOND–0.15%
•State of Texas Series C-2 2.66% (LIBOR01M + 0.40%) 6/1/19	1,555,000	1,555,327

Total Municipal Bond (Cost $1,555,000)		1,555,327

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–5.19%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 3.416% (LIBOR01M + 1.20%) 10/25/34	18,035	$18,380
•Amortizing Residential Collateral Trust Series 2004-1 A5 3.216% (LIBOR01M + 1.00%) 10/25/34	69,211	69,405
•Apidos CLO XVI Series 2013-16A A1R 3.322% (LIBOR03M + 0.98%) 1/19/25	2,848,962	2,847,506
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 3.148% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,503,970
•Atrium XII Series 12A AR 3.177% (LIBOR03M + 0.83%) 4/22/27	5,000,000	4,975,705
•Ballyrock CLO Series 2013-1A A 3.502% (LIBOR03M + 1.18%) 5/20/25	65,744	65,766
~Bayview Koitere Fund Trust Series 2018-RN4 A1 3.623% 3/28/33	786,738	782,789
•Bayview Opportunity Master Fund IIIa Trust Series 2017-RN8 A1 3.352% 11/28/32	169,547	168,747
Bear Stearns Asset-Backed Securities I Trust
•Series 2004-BO1 M4 3.416% (LIBOR01M + 1.20%) 10/25/34	278,459	279,080
•Series 2005-AQ1 M3 2.966% (LIBOR01M + 0.75%) 3/25/35	1,104,000	1,077,065
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 3.716% (LIBOR01M + 1.50%) 3/25/43	75,126	74,221
•BlueMountain CLO Series 2015-1A A1R 3.667% (LIBOR03M + 1.33%) 4/13/27	700,000	699,642
•Colony Starwood Homes Trust Series 2016-1A A 3.658% (LIBOR01M + 1.50%) 7/17/33	1,864,691	1,872,495
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 2.756% (LIBOR01M + 0.54%) 12/25/34	2,806,987	2,802,544
•Drug Royalty II Series 2014-1 A1 5.189% (LIBOR03M + 2.85%) 7/15/23	69,781	70,345

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Eagle I Series 2014-1A A1 2.57% 12/15/39	62,036	$61,971
•GSAA Home Equity Trust Series 2004-11 2A2 2.856% (LIBOR01M + 0.64%) 12/25/34	30,826	30,961
•Halcyon Loan Advisors Funding Series 2012-1A A1 3.814% (LIBOR03M + 1.50%) 8/15/23	255,224	255,200
•Jamestown CLO IV Series 2014-4A A1BR 3.029% (LIBOR03M + 0.69%) 7/15/26	3,042,146	3,040,603
Navient Private Education Loan Trust
•Series 2014-CTA A 2.858% (LIBOR01M + 0.70%) 9/16/24	191,700	191,912
•Series 2015-AA A2B 3.358% (LIBOR01M + 1.20%) 12/15/28	1,817,064	1,842,211
~NYMT Residential Series 2016-RP1A A 4.00% 3/25/21	285,300	286,059
•OCP CLO Series 2015-9A A1R 3.139% (LIBOR03M + 0.80%) 7/15/27	2,000,000	1,994,316
OneMain Financial Issuance Trust Series 2015-2A A 2.57% 7/18/25	41,763	41,758
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35	1,195,637	1,193,599
•SLM Private Credit Student Loan Trust Series 2005-A A3 2.534% (LIBOR03M + 0.20%) 6/15/23	1,572,420	1,570,087
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	3,079,240	2,993,707
Series 2017-D A2FX 2.65% 9/25/40	1,700,000	1,647,202
•Tralee CLO III Series 2014-3A AR 3.378% (LIBOR03M + 1.03%) 10/20/27	4,000,000	3,997,836
•Venture XVI CLO Series 2014-16A ARR 3.189% (LIBOR03M + 0.85%) 1/15/28	2,000,000	1,997,828
•Venture XVII CLO Series 2014-17A ARR 3.219% (LIBOR03M + 0.88%) 4/15/27	5,000,000	4,985,555
~VOLT LIX Series 2017-NPL6 A1 3.25% 5/25/47	1,676,069	1,666,696
~VOLT LX Series 2017-NPL7 A1 3.25% 6/25/47	849,454	843,803

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
~VOLT LXIII Series 2017-NP10 A1 3.00% 10/25/47	1,218,345	$1,204,700
•WhiteHorse IX Series 2014-9A AR 3.496% (LIBOR03M + 1.16%) 7/17/26	4,886,868	4,884,371

Total Non-Agency Asset-Backed Securities (Cost $53,015,707)		53,038,035

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.26%
•Bear Stearns ARM Trust Series 2003-1 5A1 3.983% 4/25/33	55,990	56,842
•♦CSFB Mortgage-Backed Pass Through Certificates Series 2003-AR18 2A3 3.648% 7/25/33	6,939	6,992
•Gosforth Funding Series 2017-1A A1A 2.809% (LIBOR03M + 0.47%) 12/19/59	1,401,548	1,402,369
•GSR Mortgage Loan Trust Series 2005-5F 8A1 2.716% (LIBOR01M + 0.50%) 6/25/35	394,503	376,750
•Holmes Master Issuer Series 2018-2A A2 2.561% (LIBOR03M + 0.42%) 10/15/54	10,000,000	10,002,350
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 4.148% 5/25/33	13,745	13,753
•New York Mortgage Trust Series 2005-3 A1 2.696% (LIBOR01M + 0.48%) 2/25/36	652,623	646,317
•Sequoia Mortgage Trust Series 2004-6 A1 3.729% 7/20/34	8,592	8,485
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 2.418% (LIBOR01M + 0.25%) 7/19/35	314,059	305,412

Total Non-Agency Collateralized Mortgage Obligations (Cost $12,783,376)		12,819,270

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.81%
•BAMLL Commercial Mortgage Securities Trust Series 2014-FL1 A 3.883% (LIBOR01M + 1.40%) 12/15/31	1,493,060	1,493,332

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Trust Series 2017-APPL A 3.038% (LIBOR01M + 0.88%) 7/15/34	6,782,800	$6,782,808
•Hyatt Hotel Portfolio Trust Series 2017-HYT2 A 2.817% (LIBOR01M + 0.658%) 8/9/32	2,500,000	2,498,437
•PFP Series 2017-4 A 3.038% (LIBOR01M + 0.88%) 7/14/35	2,692,047	2,693,361
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.369% 11/15/47	5,000,000	4,986,317

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $18,699,197)		18,454,255

ΔSOVEREIGN BONDS–0.66%
India–0.22%
Export-Import Bank of India
2.75% 4/1/20	1,293,000	1,272,580
3.875% 10/2/19	1,000,000	1,002,684

		2,275,264

Japan–0.44%
Japan Bank for International Cooperation 2.25% 2/24/20	4,500,000	4,454,778

		4,454,778

Total Sovereign Bonds (Cost $6,796,036)		6,730,042

SUPRANATIONAL BANK–1.92%
International Bank for Reconstruction & Development 2.00% 10/30/20	20,000,000	19,622,060

Total Supranational Bank (Cost $19,976,000)		19,622,060

U.S. TREASURY OBLIGATIONS–41.20%
U.S. Treasury Notes
×1.375% 7/31/19	89,800,000	88,919,538
1.50% 10/31/19	218,400,000	215,674,259
2.625% 7/31/20	116,800,000	116,425,878

Total U.S. Treasury Obligations (Cost $421,665,705)		421,019,675

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED–0.00%
Call Swaptions–0.00%
2 yr IRS pay a fixed rate 2.75% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/30/18, notional amount $199,500,000 (MSC)	199,500,000	$2,993
2 yr IRS pay a fixed rate 2.90% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/14/18, notional amount $51,900,000 (GSC)	51,900,000	24,030

		27,023

Total Options Purchased (Cost $140,437)		27,023

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.76%
µGeneral Electric 5.00% 12/29/49	8,000,000	$7,804,000

Total Preferred Stock (Cost $8,201,850)		7,804,000

	Principal Amount°

SHORT-TERM INVESTMENTS–1.06%
≠Discounted Commercial Paper–1.06%
AT&T 3.091% 5/28/19	6,000,000	5,885,534
VW Credit 2.84% 12/10/18	5,000,000	4,974,217

Total Short-term Investments (Cost $10,796,278)		10,859,751

TOTAL INVESTMENTS–107.51% (Cost $1,102,724,827)	1,098,654,220

	Number of Contracts

OPTIONS WRITTEN–0.00%
Call Swaptions–0.00%
5 yr IRS pay a fixed rate 2.90% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/14/18, notional amount $(22,300,000) (GSC)	(22,300,000)	(32,135)
10 yr IRS pay a fixed rate 2.80% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/30/18, notional amount $(46,000,000) (MSC)	(46,000,000)	(5,474)

Total Options Written (Premium received $167,734)		(37,609)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.51%)	(76,749,617)

NET ASSETS APPLICABLE TO 101,461,599 SHARES OUTSTANDING–100.00%	$1,021,866,994

Δ	Securities have been classified by country of origin.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2018.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

«

Includes $139,169 variation margin due to broker on futures contracts, $52,359 variation margin due from brokers on centrally cleared interest rate swap contracts, $1,128,000 cash collateral held at broker for futures contracts, $256,000 cash collateral held at broker for certain open derivatives and $620,000 cash collateral due to broker for certain open derivatives as of September 30, 2018.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

≠	The rate shown is the effective yield at the time of purchase.

×	Fully or partially pledged as collateral for certain open derivatives.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(8,750,000)	USD	10,269,262	10/2/18	$106,876	$—
BNP	JPY	506,496,000	USD	(4,466,027)	10/2/18	—	(6,914)
BNP	JPY	(3,463,115,883)	USD	31,072,879	10/2/18	584,131	—
GSC	GBP	9,016,000	USD	(11,744,284)	10/2/18	9,230	—
JPMC	EUR	(4,465,000)	USD	5,197,710	10/2/18	11,990	—
JPMC	MXN	38,000	USD	(2,017)	10/26/18	3	—

Total Foreign Currency Exchange Contracts						$712,230	$(6,914)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
489 Bank Acceptance	$92,204,506	$92,469,516	6/18/19	$—	$(265,010)
71 Bank Acceptance	13,373,824	13,415,051	9/17/19	—	(41,227)
320 Bank Acceptance	60,233,035	60,361,281	12/17/19	—	(128,246)
449 Bank Acceptance	84,484,061	84,538,639	3/17/20	—	(54,578)
(296) Long Gilt	(46,659,426)	(47,226,249)	12/28/18	566,823	—
1,697 U.S. Treasury 2 yr Notes	357,616,235	358,489,061	1/2/19	—	(872,826)
(2,257) U.S. Treasury 5 yr Notes	(253,859,601)	(255,053,453)	1/2/19	1,193,852	—
(139) U.S. Treasury 10 yr Notes	(16,510,594)	(16,615,351)	12/20/18	104,757	—
(85) U.S. Treasury Ultra Bonds	(13,113,906)	(13,489,647)	12/20/18	375,741	—

Total Futures Contracts				$2,241,173	$(1,361,887)

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)		Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]

Centrally Cleared:
OIS IRS -(Semiannual/Quarterly)	421,800,000	(2.690%)		1.930%	[3]	9/27/20	$158,369	$—	$158,369	$—

Reference Obligation/ Payment Frequency	Notional Amount[2]	Floating Interest Rate Paid (Received)		Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]

Centrally Cleared:
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	954,000,000	0.000%	[4]	0.000%	[4,5]	6/21/20	$(98,568)	$(168,729)	$70,161	$—
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	164,220,000	2.270%		(2.341%)	[6]	5/10/21	(119,362)	(41,154)	—	(78,208)
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	82,100,000	2.267%		(2.319%)	[7]	5/11/21	(53,528)	(17,554)	—	(35,974)
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	102,380,000	2.273%		(2.319%)	[6]	5/14/21	(76,952)	(29,357)	—	(47,595)
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	71,100,000	2.277%		(2.312%)	[8]	5/21/22	19,474	36,224	—	(16,750)

							(328,936)	(220,570)	70,161	(178,527)

Total IRS Contracts							$(170,567)	$(220,570)	$228,530	$(178,527)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

1Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2018.

2Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3Rate resets based on FEDL01.

4Effective June 21, 2019.

5Rate resets based on LIBOR01M + 0.125% .

6Rate resets based on LIBOR01M + 0.139%.

7Rate resets based on LIBOR01M + 0.136%.

8Rate resets based on LIBOR01M + 0.095%.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BAMLL–Bank of America Merrill Lynch Large Loan

BNP–BNP Paribas

CLO–Collateralized Loan Obligation

CSFB–Credit Suisse First Boston

EUR–Euro

FEDL01–Federal Funds Rate

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

ICE–Intercontinental Exchange

IRS–Interest Rate Swap

JPY–Japanese Yen

JPMC–JPMorgan Chase

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

MSC–Morgan Stanley & Co.

MXN–Mexican Peso

OIS–Overnight Indexed Swaps Federal Funds

REMIC–Real Estate Mortgage Investment Conduit

S&P–Standard & Poor’s

USD–United States Dollar

WFRBS–Wells Fargo Royal Bank of Scotland

yr–Year

See accompanying notes.

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, interest rate swap options contracts (“Swaptions”) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Asset-Backed Securities	$—	$1,661,780	$1,661,780
Agency Collateralized Mortgage Obligations	—	54,060,227	54,060,227
Agency Commercial Mortgage-Backed Security	—	9,084,207	9,084,207
Agency Obligation	—	28,741,633	28,741,633
Corporate Bonds	—	451,518,507	451,518,507
Loan Agreements	—	1,658,428	1,658,428
Municipal Bond	—	1,555,327	1,555,327
Non-Agency Asset-Backed Securities	—	53,038,035	53,038,035
Non-Agency Collateralized Mortgage Obligations	—	12,819,270	12,819,270
Non-Agency Commercial Mortgage-Backed Securities	—	18,454,255	18,454,255
Sovereign Bonds	—	6,730,042	6,730,042
Supranational Bank	—	19,622,060	19,622,060
U.S. Treasury Obligations	—	421,019,675	421,019,675
Option Purchased	—	27,023	27,023
Preferred Stock	—	7,804,000	7,804,000
Short-Term Investments	—	10,859,751	10,859,751

Total Investments	$—	$1,098,654,220	$1,098,654,220

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$712,230	$712,230

Futures Contracts	$2,241,173	$—	$2,241,173

Swap Contracts	$—	$228,530	$228,530

Liabilities:
Foreign Currency Exchange Contracts	$—	$(6,914)	$(6,914)

Futures Contracts	$(1,361,887)	$—	$(1,361,887)

Swap Contracts	$—	$(178,527)	$(178,527)

Options Written	$—	$(37,609)	$(37,609)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP PIMCO Low Duration Bond Fund–12

LVIP Select Core Equity Managed Volatility Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.87%
Equity Funds–95.09%
Fidelity® –
X VIP Contrafund® Portfolio	8,024,063	$309,407,877
X VIP Equity-Income Portfolio	5,522,799	129,785,776

		439,193,653

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	22,092,097	$22,092,097

		22,092,097

Total Investment Companies (Cost $381,735,206)		461,285,750

TOTAL VALUE OF SECURITIES–99.87% (Cost $381,735,206)	461,285,750
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	612,753

NET ASSETS APPLICABLE TO 33,141,964 SHARES OUTSTANDING–100.00%	$461,898,503

X	Initial Class.

«	Includes $939,993 cash collateral held at broker and $7,506 variation margin due to broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	British Pound	$327,150	$328,939	12/18/18	$—	$(1,789)
3	Euro	438,075	441,098	12/18/18	—	(3,023)
3	Japanese Yen	332,025	337,308	12/18/18	—	(5,283)

					—	(10,095)

Equity Contracts:
128	E-mini S&P 500 Index	18,681,600	18,592,524	12/24/18	89,076	—
12	E-mini S&P MidCap 400 Index	2,430,240	2,448,177	12/24/18	—	(17,937)
13	Euro STOXX 50 Index	511,222	501,478	12/24/18	9,744	—
3	FTSE 100 Index	292,737	283,976	12/24/18	8,761	—
1	Nikkei 225 Index (OSE)	212,287	197,330	12/14/18	14,957	—

					122,538	(17,937)

Total Futures Contracts					$122,538	$(28,032)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Select Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$461,285,750

Derivatives:

Assets:
Futures Contracts	$122,538

Liabilities:
Futures Contracts	$(28,032)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between

LVIP Select Core Equity Managed Volatility Fund–2

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Recent Accounting Pronouncements (continued)

levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

On June 4, 2018, the Fund’s Board approved the proposal to change the Fund’s name from the LVIP Select Core Equity Managed Volatility Fund to the LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund. The name change is expected to take place after the close of business on November 19, 2018.

LVIP Select Core Equity Managed Volatility Fund–3

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.21%
INVESTMENT COMPANIES–86.21%
Equity Funds–22.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	249,609	$3,313,066
LVIP SSGA S&P 500 Index Fund	961,453	19,183,870
LVIP SSGA Small-Cap Index Fund	63,804	2,187,383

		24,684,319

Fixed Income Fund–49.75%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	5,005,589	55,111,531

		55,111,531

International Equity Fund–14.18%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,610,552	15,707,715

		15,707,715

Total Affiliated Investments (Cost $80,969,722)		95,503,565

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–13.83%
INVESTMENT COMPANIES–13.83%
Fixed Income Fund–9.87%
SPDR® Bloomberg Barclays TIPS ETF	200,733	$10,933,927

		10,933,927

International Equity Fund–3.96%
iShares Core MSCI Emerging Markets ETF	84,759	4,388,821

		4,388,821

Total Unaffiliated Investments (Cost $14,899,685)		15,322,748

TOTAL VALUE OF SECURITIES–100.04% (Cost $95,869,407)	110,826,313
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(48,722)

NET ASSETS APPLICABLE TO 8,472,389 SHARES OUTSTANDING–100.00%.	$110,777,591

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$95,503,565
Unaffiliated Investment Companies	15,322,748

Total Investments	$110,826,313

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Index Allocation Fund–2

LVIP SSGA Conservative Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–86.21%@
Equity Funds–22.28%@
*LVIP SSGA Mid-Cap Index Fund	$3,255,264	$600,081	$606,425	$30,848	$33,298	$3,313,066	$249,609	$—	$172,788
*LVIP SSGA S&P 500 Index Fund	18,546,850	2,736,526	3,691,807	292,693	1,299,608	19,183,870	961,453	—	315,202
*LVIP SSGA Small-Cap Index Fund	2,171,703	345,871	510,120	61,800	118,129	2,187,383	63,804	—	61,010
Fixed Income Fund–49.75%@
*LVIP SSGA Bond Index Fund	53,644,893	8,475,189	5,963,273	(242,427)	(802,851)	55,111,531	5,005,589	68,521	—
International Equity Fund–14.18%@
*LVIP SSGA International Index Fund	15,291,408	2,544,239	1,871,718	(22,177)	(234,037)	15,707,715	1,610,552	36,365	—

Total	$92,910,118	$14,701,906	$12,643,343	$120,737	$414,147	$95,503,565		$104,886	$549,000

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Conservative Index Allocation Fund–3

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.19%
INVESTMENT COMPANIES–90.19%
Equity Funds–22.09%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,148,932	$15,958,666
LVIP SSGA Mid-Cap Index Fund	298,533	3,962,428
LVIP SSGA S&P 500 Index Fund	811,718	16,196,201
LVIP SSGA Small-Cap Index Fund	114,456	3,923,898
LVIP SSGA Small-Mid Cap 200 Fund	274,300	3,863,787

		43,904,980

Fixed Income Fund–49.74%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	8,979,534	98,864,673

		98,864,673

International Equity Funds–18.36%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,563,150	14,232,485
LVIP SSGA Emerging Markets 100 Fund	876,139	8,172,620
LVIP SSGA International Index Fund	1,444,543	14,088,629

		36,493,734

Total Affiliated Investments (Cost $157,290,873)		179,263,387

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–9.87%
INVESTMENT COMPANY–9.87%
Fixed Income Fund–9.87%
SPDR® Bloomberg Barclays TIPS ETF	359,951	$19,606,531

Total Unaffiliated Investment (Cost $19,765,005)		19,606,531

TOTAL VALUE OF SECURITIES–100.06% (Cost $177,055,878)	198,869,918
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(117,557)

NET ASSETS APPLICABLE TO 16,703,555 SHARES OUTSTANDING–100.00%	$198,752,361

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Structured Allocation Fund–1

LVIP SSGA Conservative Structured Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$179,263,387
Unaffiliated Investment Companies	19,606,531

Total Investments	$198,869,918

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Structured Allocation Fund–2

LVIP SSGA Conservative Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–90.19%@
Equity Funds–22.09%@
*LVIP SSGA Large Cap 100 Fund	$17,453,702	$1,097,069	$2,590,591	$49,594	$(51,108)	$15,958,666	1,148,932	$—	$589,748
*LVIP SSGA Mid-Cap Index Fund	4,349,596	302,569	772,599	128,572	(45,710)	3,962,428	298,533	—	207,615
*LVIP SSGA S&P 500 Index Fund	17,493,843	647,157	3,331,234	1,375,941	10,494	16,196,201	811,718	—	267,341
*LVIP SSGA Small-Cap Index Fund	4,352,882	204,913	970,751	378,181	(41,327)	3,923,898	114,456	—	109,957
*LVIP SSGA Small-Mid Cap 200 Fund	4,346,682	145,462	829,593	56,065	145,171	3,863,787	274,300	—	35,172
Fixed Income Funds–49.74%@
*LVIP SSGA Bond Index Fund	107,504,572	4,549,955	11,090,271	(416,870)	(1,682,713)	98,864,673	8,979,534	123,498	—
International Equity Funds–18.36%@
*LVIP SSGA Developed International 150 Fund	15,299,104	1,068,043	1,694,649	76,434	(516,447)	14,232,485	1,563,150	88,742	—
*LVIP SSGA Emerging Markets 100 Fund	8,830,546	1,126,940	1,309,860	6,863	(481,869)	8,172,620	876,139	55,668	—
*LVIP SSGA International Index Fund	15,323,977	811,527	1,830,826	223,102	(439,151)	14,088,629	1,444,543	32,770	—

Total	$194,954,904	$9,953,635	$24,420,374	$1,877,882	$(3,102,660)	$179,263,387		$300,678	$1,209,833

@	As a percentage of Net Assets as of September 30, 2018.
*	Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Conservative Structured Allocation Fund–3

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–85.23%
INVESTMENT COMPANIES–85.23%
Equity Funds–38.25%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,985,140	$26,348,760
LVIP SSGA S&P 500 Index Fund	5,011,330	99,991,073
LVIP SSGA Small-Cap Index Fund	543,693	18,639,434

		144,979,267

Fixed Income Fund–24.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	8,531,705	93,934,067

		93,934,067

International Equity Fund–22.20%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	8,627,191	84,140,991

		84,140,991

Total Affiliated Investments (Cost $252,059,986)		323,054,325

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–14.84%
INVESTMENT COMPANIES–14.84%
Fixed Income Fund–4.92%
SPDR® Bloomberg Barclays TIPS ETF	342,176	$18,638,327

		18,638,327

International Equity Fund–9.87%
iShares Core MSCI Emerging Markets ETF	722,414	37,406,597

		37,406,597

Money Market Fund–0.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	193,031	193,031

		193,031

Total Unaffiliated Investments (Cost $53,412,631)		56,237,955

TOTAL VALUE OF SECURITIES–100.07% (Cost $305,472,617)	379,292,280
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(277,849)

NET ASSETS APPLICABLE TO 24,609,104 SHARES OUTSTANDING–100.00%	$379,014,431

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$323,054,325
Unaffiliated Investment Companies	56,237,955

Total Investments	$379,292,280

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Index Allocation Fund–2

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT
COMPANIES–85.23%@
Equity Funds–38.25%@
*LVIP SSGA Mid-Cap Index Fund	$24,231,097	$4,307,977	$2,620,792	$34,895	$395,583	$26,348,760	1,985,140	$—	$1,368,464
*LVIP SSGA S&P 500 Index Fund	90,481,518	12,554,351	10,963,118	240,900	7,677,422	99,991,073	5,011,330	—	1,636,163
*LVIP SSGA Small-Cap Index Fund	17,320,408	2,617,349	2,728,719	117,007	1,313,389	18,639,434	543,693	—	517,697
Fixed Income Funds–24.78%@
*LVIP SSGA Bond Index Fund	85,567,321	14,270,436	4,218,488	(181,021)	(1,504,181)	93,934,067	8,531,705	116,299	—
International Equity Funds–22.20%@
*LVIP SSGA International Index Fund	76,655,975	12,292,954	3,541,163	(68,358)	(1,198,417)	84,140,991	8,627,191	193,990	—

Total	$294,256,319	$46,043,067	$24,072,280	$143,423	$6,683,796	$323,054,325		$310,289	$3,522,324

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Moderately Aggressive Index Allocation Fund–3

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.21%
INVESTMENT COMPANIES–95.21%
Equity Funds–37.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	5,158,222	$71,647,706
LVIP SSGA Mid-Cap Index Fund	1,649,576	21,894,817
LVIP SSGA S&P 500 Index Fund	3,644,155	72,711,828
LVIP SSGA Small-Cap Index Fund	632,444	21,682,072
LVIP SSGA Small-Mid Cap 200 Fund	1,515,800	21,351,565

		209,287,988

Fixed Income Fund–24.76%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	12,405,051	136,579,613

		136,579,613

International Equity Funds–32.52%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,786,877	61,794,512
LVIP SSGA Emerging Markets 100 Fund	6,051,969	56,452,767
LVIP SSGA International Index Fund	6,272,069	61,171,494

		179,418,773

Total Affiliated Investments (Cost $431,277,948)		525,286,374

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.91%
INVESTMENT COMPANY–4.91%
Fixed Income Fund–4.91%
SPDR® Bloomberg Barclays TIPS ETF	497,060	$27,074,858

Total Unaffiliated Investment (Cost $27,487,433)		27,074,858

TOTAL VALUE OF SECURITIES–100.12% (Cost $458,765,381)	552,361,232
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(663,773)

NET ASSETS APPLICABLE TO 40,297,496 SHARES OUTSTANDING–100.00%	$551,697,459

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–1

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$525,286,374
Unaffiliated Investment Companies	27,074,858

Total Investments	$552,361,232

There were no Level 3 investments at beginning or the end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–2

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–95.21%@
Equity Funds–37.94%@
*LVIP SSGA Large Cap 100 Fund	$73,807,803	$5,770,534	$7,900,010	$18,636	$(49,257)	$71,647,706	5,158,222	$—	$2,639,281
*LVIP SSGA Mid-Cap Index Fund	22,639,702	1,913,905	3,095,947	415,718	21,439	21,894,817	1,649,576	—	1,143,537
*LVIP SSGA S&P 500 Index Fund	73,974,160	3,700,097	11,046,743	3,389,636	2,694,678	72,711,828	3,644,155	—	1,196,402
*LVIP SSGA Small-Cap Index Fund	22,656,206	1,375,999	4,168,455	1,190,012	628,310	21,682,072	632,444	—	605,631
*LVIP SSGA Small-Mid Cap 200 Fund	22,624,619	1,329,831	3,715,321	138,405	974,031	21,351,565	1,515,800	—	193,729
Fixed Income Funds–24.76%@
*LVIP SSGA Bond Index Fund	139,899,379	9,431,430	10,012,399	(407,621)	(2,331,176)	136,579,613	12,405,051	170,057	—
International Equity Funds–32.52%@
*LVIP SSGA Developed International 150 Fund	62,569,539	5,377,865	4,230,332	(81,388)	(1,841,172)	61,794,512	6,786,877	384,069	—
*LVIP SSGA Emerging Markets 100 Fund	57,459,745	8,389,042	6,090,900	(112,144)	(3,192,976)	56,452,767	6,051,969	383,250	—
*LVIP SSGA International Index Fund	62,669,644	4,235,248	4,760,929	(19,892)	(952,577)	61,171,494	6,272,069	141,827	—

Total	$538,300,797	$41,523,951	$55,021,036	$4,531,362	$(4,048,700)	$525,286,374		$1,079,203	$5,778,580

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–3

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–84.29%

INVESTMENT COMPANIES–84.29%
Equity Funds–34.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,846,383	$24,507,046
LVIP SSGA S&P 500 Index Fund	5,019,629	100,156,658
LVIP SSGA Small-Cap Index Fund	471,965	16,180,382

		140,844,086

Fixed Income Fund–29.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	11,108,900	122,308,989

		122,308,989

International Equity Fund–20.21%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	8,508,367	82,982,101

		82,982,101

Total Affiliated Investments (Cost $276,661,361)		346,135,176

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.78%

INVESTMENT COMPANIES–15.78%
Fixed Income Fund–9.85%
SPDR® Bloomberg Barclays TIPS ETF	743,086	$40,475,895

		40,475,895

International Equity Fund–5.93%
iShares Core MSCI Emerging Markets ETF	470,184	24,346,128

		24,346,128

Total Unaffiliated Investments (Cost $63,660,626)		64,822,023

TOTAL VALUE OF SECURITIES–100.07% (Cost $340,321,987)	410,957,199
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(290,114)

NET ASSETS APPLICABLE TO 27,655,796 SHARES OUTSTANDING–100.00%	$410,667,085

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:
Assets:
Affiliated Investment Companies	$346,135,176
Unaffiliated Investment Companies	64,822,023

Total Investments	$410,957,199

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Index Allocation Fund–2

LVIP SSGA Moderate Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–84.29%@
Equity Funds–34.30%@
*LVIP SSGA Mid-Cap Index Fund	$22,744,435	$4,018,907	$2,640,082	$16,489	$367,297	$24,507,046	1,846,383	$—	$1,273,240
*LVIP SSGA S&P 500 Index Fund	91,466,013	12,622,156	11,851,784	200,910	7,719,363	100,156,658	5,019,629	—	1,639,485
*LVIP SSGA Small-Cap Index Fund	15,173,953	2,280,002	2,503,993	88,175	1,142,245	16,180,382	471,965	—	449,557
Fixed Income Funds–29.78%@
*LVIP SSGA Bond Index Fund	112,442,283	17,937,409	5,848,818	(274,957)	(1,946,928)	122,308,989	11,108,900	151,481	—
International Equity Funds–20.21%@
*LVIP SSGA International Index Fund	76,314,402	12,184,873	4,215,699	(108,277)	(1,193,198)	82,982,101	8,508,367	191,406	—

Total	$318,141,086	$49,043,347	$27,060,376	$(77,660)	$6,088,779	$346,135,176		$342,887	$3,362,282

@As a percentage of Net Assets as of Sept. 30, 2018.

* Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Moderate Index Allocation Fund–3

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–100.08%
INVESTMENT COMPANIES–100.08%
Equity Funds–34.03%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	7,834,624	$108,822,924
LVIP SSGA Mid-Cap Index Fund	2,714,231	36,025,990
LVIP SSGA S&P 500 Index Fund	5,535,038	110,440,620
LVIP SSGA Small-Cap Index Fund	780,465	26,756,682
LVIP SSGA Small-Mid Cap 200 Fund	1,870,512	26,348,038

		308,394,254

Fixed Income Funds–39.60%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	24,493,054	269,668,530
SPDR® Bloomberg Barclays TIPS ETF	1,636,844	89,158,893

		358,827,423

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.45%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	10,152,270	$92,436,414
LVIP SSGA Emerging Markets 100 Fund	5,974,926	55,734,109
LVIP SSGA International Index Fund	9,381,949	91,502,153

		239,672,676

Total Affiliated Investments (Cost $772,643,164)		906,894,353

TOTAL VALUE OF SECURITIES–100.08% (Cost $772,643,164)	906,894,353
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(765,065)

NET ASSETS APPLICABLE TO 69,252,516 SHARES OUTSTANDING–100.00%	$906,129,288

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Structured Allocation Fund–1

LVIP SSGA Moderate Structured Allocation Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other naffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$906,894,353

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Structured Allocation Fund–2

LVIP SSGA Moderate Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT
COMPANIES–100.08%@
Equity Funds–34.03%@
*LVIP SSGA Large Cap 100 Fund	$115,164,122	$6,463,924	$12,804,733	$301,941	$(302,330)	$108,822,924	7,834,624	$—	$4,020,087
*LVIP SSGA Mid-Cap Index Fund	38,268,075	2,427,657	5,408,848	902,253	(163,147)	36,025,990	2,714,231	—	1,886,961
*LVIP SSGA S&P 500 Index Fund	115,425,510	3,444,410	17,787,977	6,792,785	2,565,892	110,440,620	5,535,038	—	1,822,320
*LVIP SSGA Small-Cap Index Fund	28,722,690	1,155,053	5,391,038	2,010,201	259,776	26,756,682	780,465	—	749,531
*LVIP SSGA Small-Mid Cap 200 Fund	28,682,225	1,008,952	4,724,887	289,681	1,092,067	26,348,038	1,870,512	—	239,761
Fixed Income Funds–39.60%@
*LVIP SSGA Bond Index Fund	283,747,261	12,452,910	20,997,482	(952,227)	(4,581,932)	269,668,530	24,493,054	336,742	—
SPDR® Bloomberg Barclays TIPS ETF	94,120,650	4,809,880	6,807,370	(393,994)	(2,570,273)	89,158,893	1,636,844	2,090,630	—
International Equity Funds–26.45%@
*LVIP SSGA Developed International 150 Fund	96,144,405	6,162,506	7,032,679	(10,938)	(2,826,880)	92,436,414	10,152,270	576,142	—
*LVIP SSGA Emerging Markets 100 Fund	58,271,949	7,221,473	6,517,103	(30,296)	(3,211,914)	55,734,109	5,974,926	379,394	—
*LVIP SSGA International Index Fund	96,299,467	4,494,964	7,889,363	470,988	(1,873,903)	91,502,153	9,381,949	212,754	—

Total	$954,846,354	$49,641,729	$95,361,480	$9,380,394	$(11,612,644)	$906,894,353		$3,595,662	$8,718,660

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Moderate Structured Allocation Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.76%
Fannie Mae-Aces
Series 2011-M8 A2 2.922% 8/25/21	477,741	$474,353
•Series 2013-M12 APT 2.482% 3/25/23	454,253	437,607
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,295,905
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	998,836
Series 2015-M1 A2 2.532% 9/25/24	500,000	476,347
•Series 2016-M13 A2 2.56% 9/25/26	1,600,000	1,482,552
•Series 2017-M3 A2 2.568% 12/25/26	800,000	741,063
•Series 2017-M8 A2 3.061% 5/25/27	350,000	336,468
•Series 2017-M15 ATS2 3.196% 11/25/27	500,000	480,876
•Series 2018-M1 A2 3.086% 12/25/27	185,000	176,392
Freddie Mac Multifamily Structured Pass Through Certificates
tSeries K025 A1 1.875% 4/25/22	887,756	868,230
tSeries K026 A2 2.51% 11/25/22	1,000,000	974,409
tSeries K030 A1 2.779% 9/25/22	846,670	841,148
•tSeries K030 A2 3.25% 4/25/23	6,000,000	6,013,624
•tSeries K050 A2 3.334% 8/25/25	900,000	897,439
tSeries K060 A2 3.30% 10/25/26	1,000,000	986,832
tSeries K067 AM 3.276% 8/25/27	800,000	777,261
•tSeries K069 A2 3.187% 9/25/27	1,400,000	1,358,670
tSeries K072 A2 3.444% 12/25/27	1,270,000	1,254,990
tSeries K079 A2 3.926% 6/25/28	800,000	819,764
tSeries K723 A2 2.454% 8/25/23	500,000	482,207

Total Agency Commercial Mortgage-Backed Securities (Cost $22,810,701)		22,174,973

AGENCY MORTGAGE-BACKED SECURITIES–27.97%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	5,048	5,152
4.00% 6/1/20	49,815	50,840
4.00% 5/1/23	31,577	32,227
Fannie Mae S.F. 15 yr
2.50% 10/1/27	885,217	861,146
2.50% 3/1/28	1,843,636	1,793,609
2.50% 4/1/28	2,268,869	2,205,766
2.50% 7/1/28	480,688	467,334
2.50% 9/1/28	902,885	877,777
2.50% 10/1/28	3,037,619	2,953,192
2.50% 3/1/29	2,338,732	2,273,734
2.50% 2/1/30	1,684,388	1,632,815
2.50% 5/1/30	610,105	591,415
2.50% 2/1/31	3,764,380	3,635,104
2.50% 7/1/31	1,529,994	1,477,451
2.50% 10/1/31	1,604,845	1,549,731
2.50% 12/1/32	2,090,749	2,018,949
3.00% 11/1/26	1,551,874	1,542,116
3.00% 6/1/27	410,025	407,445
3.00% 8/1/27	750,812	746,087
3.00% 9/1/27	3,101,510	3,078,080

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 10/1/27	459,598	$456,701
3.00% 12/1/27	125,465	124,273
3.00% 8/1/29	1,995,607	1,978,115
3.00% 4/1/30	1,179,137	1,168,797
3.00% 5/1/30	2,935,373	2,916,906
3.00% 6/1/30	2,051,901	2,030,748
3.00% 12/1/30	1,009,799	998,374
3.00% 10/1/32	1,765,896	1,745,917
3.50% 11/1/25	377,636	379,762
3.50% 12/1/25	921,160	927,272
3.50% 12/1/26	504,777	507,618
3.50% 1/1/27	1,273,032	1,280,198
3.50% 10/1/29	1,630,100	1,642,172
3.50% 4/1/32	778,914	783,736
3.50% 7/1/32	449,159	451,687
3.50% 6/1/33	1,534,441	1,543,079
4.00% 4/1/24	59,833	61,077
4.00% 5/1/24	104,909	107,086
4.00% 6/1/24	153,504	156,719
4.00% 7/1/24	60,246	61,494
4.00% 10/1/24	3,603	3,677
4.00% 12/1/24	142,452	145,421
4.00% 1/1/25	260,625	266,972
4.00% 3/1/25	301,310	308,385
4.00% 5/1/25	99,322	101,390
4.00% 7/1/25	1,880	1,919
4.00% 8/1/25	8,986	9,175
4.00% 9/1/25	124,934	127,562
4.00% 10/1/25	121,175	123,678
4.00% 1/1/26	5,316	5,431
4.00% 3/1/26	309,921	316,558
4.00% 5/1/26	2,935	2,998
4.00% 7/1/26	251,021	256,250
4.50% 2/1/23	36,345	37,202
4.50% 4/1/23	3,753	3,893
4.50% 5/1/23	4,104	4,157
4.50% 6/1/23	135,461	139,667
4.50% 11/1/23	6,187	6,404
4.50% 2/1/24	1,115	1,136
4.50% 3/1/24	2,174	2,240
4.50% 4/1/24	58,141	60,320
4.50% 5/1/24	111,732	115,406
4.50% 7/1/24	100,010	103,753
4.50% 8/1/24	163,228	169,364
4.50% 11/1/24	57,964	59,786
4.50% 4/1/25	112,743	116,975
4.50% 5/1/25	12,018	12,472
4.50% 6/1/25	3,720	3,768
5.00% 6/1/19	1	1
5.00% 4/1/23	7,140	7,356
5.00% 6/1/23	198,843	205,868
5.00% 9/1/23	99,789	103,485

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 11/1/23	51,128	$53,006
5.00% 12/1/23	49,556	51,393
5.00% 3/1/25	24,759	25,677
5.00% 6/1/25	1,120	1,162
5.50% 12/1/18	15	15
5.50% 3/1/20	423	424
5.50% 4/1/22	22,334	22,876
5.50% 7/1/22	15,476	15,762
6.00% 6/1/20	3,036	3,066
6.00% 8/1/22	4,824	4,914
6.00% 9/1/22	18,603	19,055
Fannie Mae S.F. 15 yr TBA
3.50% 10/1/33	1,000,000	1,005,039
4.00% 10/1/33	500,000	509,980
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,130,364	1,110,979
3.00% 12/1/34	866,420	851,561
3.00% 2/1/35	1,554,489	1,527,828
3.00% 3/1/36	689,795	672,625
3.00% 11/1/36	2,913,406	2,840,880
3.50% 6/1/34	3,507,827	3,509,069
3.50% 7/1/34	4,099,796	4,115,436
3.50% 2/1/37	1,835,541	1,831,606
4.00% 9/1/35	321,323	328,792
4.00% 10/1/35	588,310	601,985
4.00% 1/1/37	765,276	782,124
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,496,464	1,444,225
3.00% 10/1/42	2,652,322	2,562,705
3.00% 11/1/42	1,682,045	1,624,779
3.00% 12/1/42	1,577,736	1,523,825
3.00% 1/1/43	3,430,391	3,312,341
3.00% 3/1/43	5,706,496	5,508,037
3.00% 4/1/43	1,843,730	1,779,419
3.00% 5/1/43	1,162,482	1,121,931
3.00% 6/1/43	4,878,902	4,708,470
3.00% 7/1/43	2,918,482	2,816,488
3.00% 8/1/43	4,139,359	3,994,805
3.00% 9/1/45	2,521,322	2,423,427
3.00% 11/1/45	4,696,700	4,509,995
3.00% 9/1/46	6,027,151	5,773,189
3.00% 10/1/46	3,687,933	3,532,156
3.00% 11/1/46	3,895,605	3,731,259
3.00% 12/1/46	9,243,147	8,852,438
3.00% 1/1/47	7,117,409	6,816,405
3.00% 9/1/47	1,516,127	1,451,969
3.00% 11/1/47	960,521	919,876
3.50% 10/1/40	520,432	515,986
3.50% 12/1/40	422,230	418,813
3.50% 2/1/41	617,033	612,037
3.50% 8/1/42	518,049	513,945
3.50% 9/1/42	5,218,242	5,179,971

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 10/1/42	3,359,814	$3,332,607
3.50% 11/1/42	936,721	924,637
3.50% 1/1/43	2,279,846	2,261,386
3.50% 2/1/43	394,626	391,436
3.50% 7/1/43	4,218,402	4,179,410
3.50% 10/1/44	2,166,641	2,141,387
3.50% 1/1/45	1,763,991	1,743,424
3.50% 2/1/45	5,734,867	5,688,437
3.50% 4/1/45	3,423,977	3,384,055
3.50% 5/1/45	2,987,717	2,952,882
3.50% 8/1/45	7,577,209	7,488,860
3.50% 11/1/45	5,064,153	5,005,104
3.50% 12/1/45	4,758,298	4,702,816
3.50% 2/1/46	12,489,138	12,341,803
3.50% 5/1/46	2,147,794	2,121,640
3.50% 6/1/46	972,592	960,548
3.50% 2/1/47	2,414,704	2,382,552
3.50% 3/1/47	1,716,405	1,693,196
3.50% 7/1/47	922,820	915,355
3.50% 9/1/47	1,882,809	1,854,626
3.50% 10/1/47	4,651,337	4,580,750
3.50% 12/1/47	3,785,089	3,726,905
3.50% 1/1/48	4,196,313	4,131,807
3.50% 2/1/48	1,586,256	1,565,047
3.50% 6/1/48	5,981,291	5,889,325
4.00% 1/1/39	29,987	30,506
4.00% 2/1/39	38,279	38,940
4.00% 3/1/39	1,782	1,813
4.00% 4/1/39	147,373	149,922
4.00% 6/1/39	101,414	103,169
4.00% 8/1/39	369,402	375,739
4.00% 9/1/39	493,554	502,091
4.00% 11/1/39	30,993	31,529
4.00% 12/1/39	672,147	683,753
4.00% 1/1/40	279,683	284,551
4.00% 5/1/40	182,654	185,832
4.00% 8/1/40	80,594	81,998
4.00% 9/1/40	117,539	119,585
4.00% 10/1/40	554,917	564,577
4.00% 11/1/40	815,399	829,575
4.00% 12/1/40	1,292,223	1,315,910
4.00% 1/1/41	2,748,300	2,796,965
4.00% 2/1/41	779,534	793,075
4.00% 3/1/41	8,998	9,091
4.00% 4/1/41	252,337	256,729
4.00% 5/1/41	1,310,027	1,332,840
4.00% 6/1/41	13,505	13,681
4.00% 9/1/41	275,636	280,435
4.00% 10/1/41	145,480	148,252
4.00% 11/1/41	297,040	302,213
4.00% 12/1/41	13,383	13,616
4.00% 1/1/42	10,577	10,761

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 3/1/42	131,933	$133,292
4.00% 10/1/43	3,861,736	3,920,078
4.00% 12/1/43	967,133	980,561
4.00% 7/1/44	1,927,061	1,951,223
4.00% 9/1/44	2,077,414	2,102,978
4.00% 10/1/44	2,837,179	2,873,068
4.00% 3/1/45	2,357,050	2,382,444
4.00% 7/1/45	2,744,544	2,776,052
4.00% 9/1/45	7,761,978	7,851,722
4.00% 4/1/46	2,003,091	2,025,677
4.00% 7/1/46	692,674	700,115
4.00% 11/1/46	3,192,650	3,226,512
4.00% 4/1/47	809,780	818,267
4.00% 8/1/47	6,334,876	6,400,615
4.00% 9/1/47	1,746,256	1,764,332
4.00% 12/1/47	6,407,744	6,479,647
4.00% 1/1/48	1,873,570	1,894,038
4.00% 2/1/48	4,257,558	4,301,364
4.00% 5/1/48	1,458,665	1,473,674
4.00% 7/1/48	3,711,591	3,749,781
4.50% 8/1/33	18,430	19,103
4.50% 1/1/34	12,169	12,619
4.50% 9/1/35	50,628	52,500
4.50% 2/1/38	18,389	19,127
4.50% 4/1/38	18,442	19,031
4.50% 7/1/38	54,447	56,697
4.50% 11/1/38	85,999	89,350
4.50% 2/1/39	242,234	252,242
4.50% 3/1/39	177,640	184,966
4.50% 4/1/39	730,514	761,637
4.50% 5/1/39	282,637	294,343
4.50% 6/1/39	83,601	87,071
4.50% 7/1/39	281,894	293,549
4.50% 9/1/39	211,850	220,651
4.50% 1/1/40	679,726	709,509
4.50% 2/1/40	1,103,558	1,149,600
4.50% 5/1/40	666,216	693,631
4.50% 6/1/40	328,944	342,305
4.50% 8/1/40	133,181	138,456
4.50% 9/1/40	330,701	344,122
4.50% 10/1/40	2,140,417	2,227,205
4.50% 11/1/40	337,453	349,383
4.50% 2/1/41	1,318,406	1,371,988
4.50% 4/1/41	13,355	13,782
4.50% 5/1/41	1,680,687	1,748,549
4.50% 6/1/41	241,645	251,466
4.50% 1/1/42	1,784,276	1,856,751
4.50% 9/1/43	738,152	765,162
4.50% 12/1/43	2,408,174	2,498,178
4.50% 10/1/44	244,655	253,837
4.50% 9/1/47	2,162,050	2,231,851
4.50% 11/1/47	1,723,228	1,778,828

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 8/1/48	3,957,623	$4,083,980
5.00% 9/1/33	102,523	108,851
5.00% 4/1/34	361,474	383,701
5.00% 7/1/34	246,378	261,586
5.00% 11/1/34	109,070	115,610
5.00% 4/1/35	73,964	78,522
5.00% 6/1/35	129,796	137,757
5.00% 7/1/35	1,420,030	1,507,550
5.00% 9/1/35	25,538	27,101
5.00% 10/1/35	89,932	95,503
5.00% 12/1/35	422,469	448,616
5.00% 2/1/36	962,750	1,022,516
5.00% 3/1/36	54,407	57,773
5.00% 11/1/36	19,114	20,273
5.00% 4/1/38	123,629	130,547
5.00% 7/1/38	14,739	15,501
5.00% 11/1/38	13,172	13,827
5.00% 8/1/39	549,105	581,828
5.00% 12/1/39	119,388	127,020
5.00% 1/1/40	257,623	274,317
5.00% 7/1/40	1,036,319	1,102,485
5.00% 9/1/40	336,109	357,610
5.00% 6/1/41	949,720	1,005,247
5.50% 11/1/33	40,223	43,110
5.50% 1/1/34	50,661	54,709
5.50% 5/1/34	62,927	67,787
5.50% 7/1/34	41,911	44,978
5.50% 10/1/34	118,884	128,895
5.50% 9/1/35	54,366	58,657
5.50% 10/1/35	47,360	51,078
5.50% 12/1/35	283,426	303,273
5.50% 1/1/36	315,689	340,502
5.50% 4/1/36	717,119	773,068
5.50% 8/1/36	208,721	225,238
5.50% 1/1/37	209,316	225,594
5.50% 3/1/37	74,299	80,033
5.50% 5/1/37	85,704	93,027
5.50% 6/1/37	66,168	70,824
5.50% 8/1/37	27,656	29,795
5.50% 11/1/37	1,078	1,161
5.50% 12/1/37	140	149
5.50% 1/1/38	1,555,279	1,674,427
5.50% 2/1/38	29,809	31,870
5.50% 5/1/38	122,607	132,140
5.50% 6/1/38	7,552	8,149
5.50% 7/1/38	67,783	72,807
5.50% 10/1/38	26,647	28,679
5.50% 1/1/39	113,160	121,769
5.50% 5/1/39	252,769	271,671
5.50% 6/1/39	258,354	278,283
5.50% 10/1/39	110,271	118,709
5.50% 7/1/41	202,202	217,823

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 12/1/35	87,722	$96,400
6.00% 2/1/36	34,706	38,185
6.00% 6/1/36	23,531	25,902
6.00% 7/1/36	76,359	84,007
6.00% 8/1/36	44,011	48,370
6.00% 9/1/36	59,645	65,266
6.00% 10/1/36	54,089	59,132
6.00% 11/1/36	6,053	6,655
6.00% 1/1/37	61,300	67,480
6.00% 2/1/37	246,119	270,671
6.00% 3/1/37	36,396	39,986
6.00% 4/1/37	3,644	3,934
6.00% 5/1/37	84,789	93,303
6.00% 6/1/37	40,926	44,997
6.00% 8/1/37	77,156	83,987
6.00% 9/1/37	131,710	144,674
6.00% 10/1/37	172,067	188,996
6.00% 11/1/37	37,406	41,080
6.00% 1/1/38	21,446	23,574
6.00% 2/1/38	18,649	20,131
6.00% 4/1/38	2,240	2,418
6.00% 5/1/38	90,969	99,795
6.00% 6/1/38	33,201	35,851
6.00% 8/1/38	34,970	37,750
6.00% 9/1/38	23,190	25,034
6.00% 10/1/38	15,474	16,816
6.00% 11/1/38	14,866	16,062
6.00% 12/1/38	335,351	369,501
6.00% 4/1/40	285,467	314,443
6.00% 6/1/40	497,587	547,721
6.50% 3/1/32	1,086	1,190
6.50% 7/1/36	43,878	48,105
6.50% 9/1/36	47,418	53,372
6.50% 11/1/36	90,006	103,452
6.50% 9/1/37	10,032	11,061
6.50% 10/1/37	105,170	115,799
6.50% 2/1/38	90,772	100,705
6.50% 3/1/38	256,821	288,372
6.50% 5/1/38	34,195	37,861
6.50% 7/1/38	118,237	133,199
6.50% 10/1/38	81,244	89,071
7.00% 8/1/39	151,681	163,780
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/48	4,300,000	4,341,992
4.50% 10/1/48	2,700,000	2,785,129
5.00% 10/1/48	400,000	419,877
Freddie Mac S.F. 15 yr
2.50% 4/1/28	89,508	86,953
2.50% 7/1/28	351,419	341,399
2.50% 8/1/28	2,340,189	2,273,391
2.50% 9/1/28	1,758,873	1,708,677
2.50% 10/1/28	2,400,919	2,332,404

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
2.50% 10/1/29	1,500,411	$1,455,545
2.50% 1/1/31	1,829,940	1,765,293
2.50% 5/1/31	725,977	700,322
2.50% 6/1/31	2,598,493	2,506,651
2.50% 12/1/31	2,319,247	2,237,176
2.50% 12/1/32	1,784,886	1,721,653
3.00% 11/1/26	1,925,588	1,911,413
3.00% 2/1/27	184,979	183,617
3.00% 3/1/27	503,388	496,179
3.00% 4/1/27	572,389	568,165
3.00% 11/1/27	318,762	316,415
3.00% 2/1/29	1,035,419	1,025,389
3.00% 4/1/30	2,751,527	2,720,640
3.00% 12/1/30	3,028,829	2,985,488
3.00% 5/1/31	1,536,844	1,514,848
3.00% 2/1/32	1,162,318	1,145,660
3.00% 5/1/32	945,967	932,399
3.00% 11/1/32	1,716,691	1,692,042
3.50% 12/1/25	912,497	918,283
3.50% 3/1/26	651,012	654,396
3.50% 10/1/27	423,013	426,326
3.50% 2/1/30	259,765	261,573
3.50% 4/1/32	779,507	783,947
4.00% 2/1/24	35,303	36,043
4.00% 8/1/24	59,055	60,437
4.00% 2/1/25	89,689	91,789
4.00% 7/1/25	247,681	253,475
4.00% 4/1/26	542,647	555,384
4.50% 11/1/18	1,502	1,521
4.50% 12/1/18	1,105	1,119
4.50% 1/1/19	2,090	2,116
4.50% 2/1/19	2,802	2,837
4.50% 7/1/19	9,247	9,363
4.50% 12/1/19	1,789	1,811
4.50% 4/1/21	2,533	2,564
4.50% 6/1/24	2,887	2,986
4.50% 7/1/24	97,566	100,899
4.50% 8/1/24	49,879	51,529
4.50% 11/1/24	96,675	99,989
4.50% 5/1/25	31,349	32,420
5.00% 4/1/23	53,890	55,767
5.00% 1/1/25	8,228	8,274
5.00% 3/1/25	30,736	31,911
6.00% 11/1/23	38,360	39,915
Freddie Mac S.F. 15 yr TBA
3.50% 10/1/33	2,000,000	2,008,733
Freddie Mac S.F. 20 yr
3.00% 5/1/35	1,944,342	1,899,597
3.00% 4/1/36	1,782,903	1,738,548
3.00% 2/1/37	1,126,171	1,098,137
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,970,272	1,903,407

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 1/1/43	3,677,480	$3,551,820
3.00% 3/1/43	4,389,438	4,237,409
3.00% 4/1/43	2,826,209	2,727,848
3.00% 7/1/43	1,131,021	1,091,674
3.00% 8/1/43	488,822	471,762
3.00% 10/1/43	1,481,165	1,429,433
3.00% 8/1/45	5,817,569	5,585,594
3.00% 4/1/46	1,559,600	1,494,873
3.00% 10/1/46	6,075,506	5,823,348
3.00% 11/1/46	3,710,651	3,555,494
3.00% 12/1/46	2,244,969	2,151,793
3.00% 1/1/47	4,166,669	3,990,107
3.00% 2/1/47	7,671,845	7,349,931
3.00% 12/1/47	477,317	457,052
3.50% 2/1/42	2,120,095	2,103,057
3.50% 5/1/42	1,909,344	1,893,969
3.50% 10/1/42	1,855,853	1,840,899
3.50% 2/1/43	1,232,116	1,222,193
3.50% 5/1/43	1,372,596	1,361,538
3.50% 8/1/43	2,872,969	2,849,822
3.50% 2/1/44	900,110	892,860
3.50% 3/1/44	65,406	64,879
3.50% 6/1/44	1,070,394	1,061,331
3.50% 8/1/44	1,196,104	1,184,495
3.50% 11/1/44	2,139,516	2,115,216
3.50% 1/1/45	2,607,446	2,574,592
3.50% 7/1/45	6,362,588	6,281,264
3.50% 10/1/45	2,711,227	2,675,943
3.50% 12/1/45	1,418,907	1,401,203
3.50% 1/1/46	3,592,591	3,546,495
3.50% 3/1/46	1,883,200	1,868,603
3.50% 5/1/46	1,450,592	1,430,778
3.50% 6/1/46	3,155,542	3,111,634
3.50% 12/1/46	3,661,570	3,608,251
3.50% 2/1/47	2,945,808	2,902,555
3.50% 3/1/47	1,725,732	1,700,393
3.50% 10/1/47	1,407,387	1,386,285
3.50% 11/1/47	1,389,365	1,368,467
3.50% 12/1/47	2,793,985	2,751,959
3.50% 2/1/48	9,754,320	9,606,247
3.50% 5/1/48	1,954,513	1,925,013
4.00% 5/1/39	201,248	204,312
4.00% 2/1/40	88,344	89,995
4.00% 5/1/40	113,491	115,195
4.00% 8/1/40	36,646	37,329
4.00% 9/1/40	312,826	318,671
4.00% 10/1/40	1,046,475	1,066,008
4.00% 11/1/40	2,377,016	2,421,300
4.00% 12/1/40	1,310,400	1,334,875
4.00% 2/1/41	1,076,999	1,097,103
4.00% 12/1/41	1,577,918	1,607,418
4.00% 1/1/42	495,170	500,307

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 3/1/42	90,357	$92,046
4.00% 4/1/42	2,185,401	2,226,237
4.00% 6/1/42	7,942	8,090
4.00% 5/1/44	2,611,179	2,644,578
4.00% 9/1/44	795,752	805,948
4.00% 4/1/45	2,757,241	2,791,705
4.00% 10/1/45	1,376,093	1,392,305
4.00% 11/1/45	509,474	515,422
4.00% 1/1/46	1,572,276	1,590,472
4.00% 2/1/46	1,215,834	1,229,893
4.00% 2/1/47	778,493	787,326
4.00% 9/1/47	6,704,177	6,780,749
4.00% 11/1/47	924,802	935,798
4.00% 12/1/47	1,871,845	1,894,005
4.00% 1/1/48	946,712	958,598
4.00% 5/1/48	5,850,217	5,910,912
4.00% 7/1/48	1,971,560	1,992,015
4.50% 2/1/39	47,201	49,078
4.50% 4/1/39	23,288	24,288
4.50% 5/1/39	65,435	68,124
4.50% 6/1/39	535,134	557,031
4.50% 7/1/39	130,626	136,260
4.50% 9/1/39	527,185	548,499
4.50% 10/1/39	430,129	448,290
4.50% 1/1/40	1,270,485	1,325,095
4.50% 2/1/40	761,539	794,543
4.50% 7/1/40	114,567	119,533
4.50% 8/1/40	79,839	83,298
4.50% 9/1/40	675,347	704,604
4.50% 2/1/41	2,194,313	2,287,159
4.50% 3/1/41	326,429	340,780
4.50% 9/1/41	660,424	689,046
4.50% 3/1/44	316,812	327,509
4.50% 5/1/44	21,216	21,908
4.50% 7/1/45	1,096,928	1,144,386
4.50% 4/1/47	519,059	536,088
4.50% 9/1/47	981,569	1,013,771
4.50% 12/1/47	491,402	507,674
4.50% 8/1/48	3,459,426	3,574,152
5.00% 10/1/34	124,947	132,556
5.00% 2/1/35	37,193	39,332
5.00% 8/1/35	53,967	57,245
5.00% 10/1/35	26,325	27,946
5.00% 11/1/35	12,951	13,705
5.00% 12/1/35	89,449	94,965
5.00% 2/1/37	67,514	71,591
5.00% 12/1/37	281,089	297,833
5.00% 1/1/38	3,765	3,993
5.00% 4/1/38	2,768	2,936
5.00% 6/1/38	120,862	128,159
5.00% 7/1/38	16,019	17,000
5.00% 9/1/38	6,454	6,849

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 10/1/38	125,458	$133,151
5.00% 12/1/38	104,086	110,466
5.00% 1/1/39	31,323	33,243
5.00% 2/1/39	575,163	610,443
5.00% 3/1/39	1,398,266	1,483,937
5.00% 8/1/39	89,801	95,387
5.00% 9/1/39	438,539	465,583
5.00% 1/1/40	252,238	267,888
5.00% 5/1/40	93,637	99,425
5.00% 6/1/40	911,251	967,794
5.00% 9/1/40	86,380	91,670
5.00% 3/1/41	177,093	187,383
5.00% 9/1/48	496,873	522,264
5.50% 8/1/33	32,135	34,677
5.50% 6/1/34	86,728	93,903
5.50% 6/1/35	52,119	56,479
5.50% 11/1/35	76,616	82,235
5.50% 1/1/37	39,606	42,722
5.50% 5/1/37	49,515	53,418
5.50% 7/1/37	25,058	27,141
5.50% 1/1/38	209,838	226,868
5.50% 2/1/38	49,218	53,060
5.50% 5/1/38	433,601	466,206
5.50% 6/1/38	13,550	14,610
5.50% 8/1/38	54,613	59,186
5.50% 12/1/38	60,416	64,619
5.50% 8/1/39	93,842	101,019
5.50% 12/1/39	522,594	558,557
5.50% 3/1/40	287,194	309,928
5.50% 4/1/40	656,759	707,639
5.50% 5/1/40	188,795	203,574
5.50% 6/1/41	50,127	54,052
6.00% 11/1/28	10,162	11,234
6.00% 7/1/33	12,432	13,615
6.00% 8/1/36	13,363	14,746
6.00% 11/1/36	20,150	21,989
6.00% 4/1/37	460	510
6.00% 5/1/37	81,745	90,349
6.00% 8/1/37	142,030	155,709
6.00% 9/1/37	93,099	102,940
6.00% 10/1/37	10,068	10,938
6.00% 11/1/37	130,254	144,182
6.00% 12/1/37	13,136	14,271
6.00% 1/1/38	104,193	115,178
6.00% 4/1/38	9,055	9,887
6.00% 6/1/38	15,530	17,028
6.00% 7/1/38	24,317	26,603
6.00% 8/1/38	34,793	38,009
6.00% 9/1/38	17,857	19,471
6.00% 10/1/38	60,462	66,214
6.00% 11/1/38	20,037	21,769
6.00% 3/1/39	23,295	25,724

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 5/1/40	619,169	$685,355
6.00% 7/1/40	811,584	898,145
6.50% 11/1/36	114,319	130,029
6.50% 8/1/37	66,206	73,242
6.50% 10/1/37	15,816	17,497
6.50% 6/1/38	29,153	32,251
6.50% 4/1/39	59,561	65,890
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/48	3,100,000	3,130,384
4.50% 10/1/48	1,500,000	1,548,105
GNMA I S.F. 30 yr
3.00% 9/15/42	1,102,797	1,072,599
3.00% 11/15/42	1,058,724	1,029,732
3.00% 12/15/42	321,103	312,284
3.00% 2/15/45	578,120	560,646
3.50% 10/15/40	189,112	188,904
3.50% 1/15/41	65,711	65,639
3.50% 7/15/41	72,979	72,899
3.50% 10/15/41	407,852	405,795
3.50% 3/15/42	32,074	32,039
3.50% 6/15/42	1,806,193	1,804,206
3.50% 10/15/42	188,412	187,512
4.00% 6/15/39	64,965	66,097
4.00% 4/15/40	1,551,916	1,578,958
4.00% 8/15/40	341,169	349,152
4.00% 10/15/40	468,395	479,640
4.00% 12/15/40	756,231	776,728
4.00% 1/15/41	749,772	770,063
4.00% 9/15/41	253,903	259,787
4.50% 2/15/39	94,203	98,319
4.50% 3/15/39	751,917	784,667
4.50% 4/15/39	86,819	90,177
4.50% 5/15/39	70,564	74,145
4.50% 6/15/39	108,067	112,012
4.50% 7/15/39	265,022	276,515
4.50% 8/15/39	41,630	43,437
4.50% 9/15/39	220,489	229,391
4.50% 10/15/39	800,191	843,428
4.50% 11/15/39	308,477	321,668
4.50% 12/15/39	170,847	178,223
4.50% 1/15/40	673,788	702,577
4.50% 4/15/40	138,160	143,986
4.50% 5/15/40	182,736	191,361
4.50% 6/15/40	526,023	550,378
4.50% 8/15/40	201,809	210,577
4.50% 9/15/40	125,229	130,683
4.50% 1/15/41	453,764	476,370
4.50% 2/15/41	1,548,958	1,619,873
4.50% 3/15/41	142,078	148,066
4.50% 6/15/41	137,445	143,241
4.50% 7/15/41	19,624	20,472
5.00% 3/15/35	50,206	52,985

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 3/15/38	15,740	$16,720
5.00% 4/15/38	12,413	13,190
5.00% 5/15/38	2,340	2,485
5.00% 8/15/38	2,528	2,635
5.00% 1/15/39	155,733	165,365
5.00% 4/15/39	177,418	188,378
5.00% 5/15/39	740,981	786,964
5.00% 6/15/39	582,929	618,938
5.00% 9/15/39	1,296,695	1,358,118
5.00% 10/15/39	127,137	134,894
5.00% 11/15/39	312,834	332,182
5.00% 1/15/40	824,871	873,125
5.00% 2/15/40	413,624	439,390
5.00% 4/15/40	329,338	345,411
5.00% 7/15/40	302,945	321,857
5.50% 10/15/33	157,142	171,837
5.50% 4/15/37	36,481	39,585
5.50% 7/15/37	19,217	20,815
5.50% 1/15/38	117,209	126,562
5.50% 2/15/38	163,176	176,774
5.50% 7/15/38	66,692	72,246
5.50% 8/15/38	17,509	18,803
5.50% 9/15/38	338,671	366,713
5.50% 12/15/38	221,436	239,577
5.50% 1/15/39	138,466	148,588
5.50% 5/15/39	165,609	179,336
5.50% 7/15/39	4,247	4,554
5.50% 10/15/39	175,787	188,827
5.50% 12/15/39	49,244	52,900
5.50% 4/15/40	316,075	342,960
5.50% 2/15/41	44,381	47,671
6.00% 5/15/37	1,554	1,679
6.00% 1/15/38	76,865	83,046
6.00% 3/15/38	1,440	1,556
6.00% 5/15/38	29,448	31,816
6.00% 7/15/38	11,215	12,117
6.00% 8/15/38	51,799	55,965
6.00% 10/15/38	42,988	46,462
6.00% 11/15/38	53,365	58,393
6.00% 12/15/38	91,392	98,757
6.00% 1/15/39	20,635	22,304
6.00% 5/15/39	2,363	2,553
6.00% 6/15/39	2,047	2,211
6.00% 8/15/39	7,694	8,313
6.00% 10/15/39	6,531	7,056
6.00% 6/15/40	7,072	7,640
6.00% 12/15/40	429,861	464,433
6.50% 5/15/38	12,329	13,527
6.50% 7/15/38	67,641	74,210
6.50% 10/15/38	12,595	13,904
6.50% 2/15/39	93,022	102,056
6.50% 8/15/39	9,682	10,622

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
3.00% 9/20/42	1,687,839	$1,649,440
3.00% 11/20/42	855,355	835,895
3.00% 12/20/42	1,351,614	1,320,864
3.00% 1/20/43	1,329,834	1,299,579
3.00% 2/20/43	1,965,239	1,908,987
3.00% 3/20/43	3,109,047	3,026,783
3.00% 6/20/43	1,180,759	1,153,894
3.00% 9/20/43	2,090,399	2,042,836
3.00% 12/20/44	1,734,548	1,691,700
3.00% 3/20/45	1,810,617	1,761,013
3.00% 4/20/45	1,503,242	1,461,903
3.00% 6/20/45	2,448,708	2,380,863
3.00% 8/20/45	2,860,303	2,784,000
3.00% 12/20/45	657,661	639,031
3.00% 5/20/46	2,911,499	2,830,374
3.00% 9/20/46	3,408,967	3,309,745
3.00% 10/20/46	3,467,945	3,364,343
3.00% 11/20/46	2,821,029	2,736,315
3.00% 12/20/46	6,685,887	6,484,080
3.00% 1/20/47	6,144,307	5,958,547
3.00% 2/20/47	1,699,943	1,648,548
3.00% 6/20/47	2,213,426	2,146,156
3.00% 7/20/47	908,652	880,893
3.00% 10/20/47	3,583,167	3,473,095
3.00% 1/20/48	1,935,905	1,876,162
3.50% 4/20/42	594,722	594,749
3.50% 6/20/42	1,783,544	1,785,261
3.50% 10/20/42	721,213	721,246
3.50% 12/20/42	1,496,562	1,496,631
3.50% 2/20/43	2,501,082	2,501,197
3.50% 3/20/43	1,164,577	1,162,023
3.50% 5/20/43	1,812,725	1,812,808
3.50% 9/20/43	2,215,326	2,215,427
3.50% 1/20/44	2,425,072	2,425,184
3.50% 10/20/44	1,981,814	1,977,324
3.50% 12/20/44	1,429,267	1,425,295
3.50% 3/20/45	1,283,936	1,280,038
3.50% 4/20/45	6,531,134	6,506,912
3.50% 6/20/45	2,568,257	2,560,459
3.50% 10/20/45	2,669,101	2,660,997
3.50% 11/20/45	1,725,005	1,721,894
3.50% 12/20/45	592,108	590,310
3.50% 3/20/46	2,420,642	2,412,546
3.50% 5/20/46	4,647,329	4,629,636
3.50% 6/20/46	5,907,580	5,883,268
3.50% 7/20/46	2,959,732	2,947,095
3.50% 10/20/46	5,310,397	5,286,086
3.50% 1/20/47	2,199,693	2,188,941
3.50% 6/20/47	3,526,367	3,509,104
3.50% 7/20/47	3,166,639	3,151,123
3.50% 9/20/47	3,722,086	3,703,843

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 10/20/47	847,951	$843,793
3.50% 11/20/47	3,326,047	3,309,738
3.50% 1/20/48	14,620,091	14,548,337
3.50% 6/20/48	4,358,219	4,336,814
4.00% 8/20/40	399,291	409,777
4.00% 10/20/41	74,496	76,449
4.00% 11/20/41	1,286,839	1,320,659
4.00% 12/20/41	516,260	529,833
4.00% 5/20/42	1,164,191	1,194,688
4.00% 7/20/42	745,352	764,734
4.00% 8/20/42	548,504	562,746
4.00% 8/20/43	922,081	945,143
4.00% 3/20/44	1,353,092	1,386,890
4.00% 8/20/44	1,817,462	1,862,922
4.00% 10/20/44	521,421	534,445
4.00% 12/20/44	1,822,261	1,867,815
4.00% 1/20/45	372,786	382,097
4.00% 2/20/45	958,851	982,850
4.00% 8/20/45	818,081	838,485
4.00% 9/20/45	1,184,071	1,213,623
4.00% 10/20/45	1,723,613	1,766,662
4.00% 11/20/45	1,096,724	1,124,135
4.00% 1/20/46	238,451	244,410
4.00% 6/20/46	1,102,950	1,127,140
4.00% 1/20/47	1,018,066	1,036,159
4.00% 3/20/47	6,736,460	6,871,125
4.00% 4/20/47	2,185,324	2,226,730
4.00% 6/20/47	1,560,400	1,593,658
4.00% 7/20/47	575,542	588,010
4.00% 8/20/47	2,215,046	2,263,051
4.00% 2/20/48	1,442,304	1,468,004
4.00% 8/20/48	4,315,362	4,392,241
4.50% 7/20/41	1,786,893	1,872,668
4.50% 12/20/43	1,147,908	1,202,563
4.50% 1/20/44	990,206	1,037,293
4.50% 3/20/44	746,887	782,446
4.50% 4/20/45	604,936	633,700
4.50% 4/20/47	662,706	688,491
4.50% 7/20/47	702,439	726,651
4.50% 9/20/47	382,150	395,322
4.50% 3/20/48	1,450,083	1,500,064
5.00% 4/20/43	823,368	872,654
GNMA II S.F. 30 yr TBA
4.00% 10/20/48	5,875,000	5,974,829
4.50% 10/20/48	5,500,000	5,683,724
5.00% 10/20/48	1,500,000	1,566,395

Total Agency Mortgage-Backed Securities (Cost $841,660,777)		816,963,379

AGENCY OBLIGATIONS–1.29%
Federal Farm Credit Banks 1.68% 10/13/20	1,000,000	977,399

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks
1.125% 7/14/21	2,000,000	$1,907,872
1.83% 7/29/20	1,000,000	982,435
2.375% 3/30/20	3,000,000	2,982,213
2.625% 10/1/20	4,000,000	3,982,316
4.125% 3/13/20	400,000	407,560
5.50% 7/15/36	300,000	382,358
Federal Home Loan Mortgage
1.25% 10/2/19	1,000,000	986,318
1.33% 12/30/20	1,000,000	965,329
1.375% 5/1/20	2,600,000	2,543,767
1.625% 9/29/20	650,000	635,163
2.375% 1/13/22	4,500,000	4,424,337
6.25% 7/15/32	750,000	990,281
6.75% 9/15/29	100,000	130,896
6.75% 3/15/31	300,000	402,362
Federal National Mortgage Association
1.00% 10/24/19	1,000,000	982,594
1.875% 9/24/26	3,000,000	2,723,394
2.125% 4/24/26	1,765,000	1,646,173
2.50% 4/13/21	2,000,000	1,980,384
2.625% 9/6/24	2,085,000	2,036,390
5.625% 7/15/37	100,000	129,898
6.25% 5/15/29	500,000	631,266
6.625% 11/15/30	300,000	395,826
7.125% 1/15/30	500,000	675,118
7.25% 5/15/30	500,000	684,747
Tennessee Valley Authority
3.875% 2/15/21	400,000	408,862
4.625% 9/15/60	150,000	175,713
4.65% 6/15/35	500,000	563,211
4.70% 7/15/33	200,000	226,123
5.25% 9/15/39	1,025,000	1,258,988
5.375% 4/1/56	200,000	260,403
5.88% 4/1/36	75,000	96,443
6.15% 1/15/38	100,000	134,659
7.125% 5/1/30	100,000	134,884

Total Agency Obligations (Cost $37,675,882)		37,845,682

CORPORATE BONDS–26.37%
Advertising–0.03%
Omnicom Group
3.60% 4/15/26	200,000	190,262
3.625% 5/1/22	200,000	199,033
4.45% 8/15/20	35,000	35,728
WPP Finance 2010
4.75% 11/21/21	100,000	102,488
5.625% 11/15/43	250,000	257,070

		784,581

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense–0.46%
Boeing
1.65% 10/30/20	100,000	$97,266
1.875% 6/15/23	250,000	234,004
2.60% 10/30/25	100,000	93,605
2.80% 3/1/23	100,000	98,022
3.25% 3/1/28	95,000	91,810
3.55% 3/1/38	65,000	61,391
3.625% 3/1/48	35,000	32,320
4.875% 2/15/20	200,000	205,076
6.125% 2/15/33	50,000	61,427
6.875% 3/15/39	100,000	136,210
Embraer Netherlands Finance 5.40% 2/1/27	330,000	337,013
General Dynamics
1.875% 8/15/23	150,000	139,912
2.125% 8/15/26	150,000	134,411
2.25% 11/15/22	250,000	239,233
2.375% 11/15/24	100,000	93,760
2.625% 11/15/27	100,000	91,640
2.875% 5/11/20	150,000	149,673
3.00% 5/11/21	125,000	124,378
3.375% 5/15/23	125,000	125,053
3.50% 5/15/25	150,000	149,920
3.75% 5/15/28	160,000	160,818
Harris
2.70% 4/27/20	30,000	29,715
3.832% 4/27/25	450,000	441,990
4.854% 4/27/35	70,000	72,040
5.054% 4/27/45	70,000	73,921
L3 Technologies
3.85% 6/15/23	105,000	105,243
3.85% 12/15/26	75,000	72,276
3.95% 5/28/24	154,000	152,009
4.40% 6/15/28	150,000	149,854
4.95% 2/15/21	100,000	102,902
Lockheed Martin
2.50% 11/23/20	150,000	147,987
2.90% 3/1/25	300,000	287,306
3.10% 1/15/23	50,000	49,518
3.35% 9/15/21	100,000	100,071
3.55% 1/15/26	250,000	247,462
3.60% 3/1/35	150,000	140,738
3.80% 3/1/45	500,000	469,777
4.07% 12/15/42	279,000	272,230
4.25% 11/15/19	200,000	202,799
4.50% 5/15/36	40,000	41,820
4.70% 5/15/46	109,000	116,655
Northrop Grumman
2.08% 10/15/20	120,000	117,422
2.55% 10/15/22	200,000	193,005
2.93% 1/15/25	450,000	428,087
3.20% 2/1/27	100,000	94,474

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman (continued)
3.25% 8/1/23	350,000	$344,239
3.25% 1/15/28	125,000	117,772
3.50% 3/15/21	100,000	100,558
4.03% 10/15/47	300,000	282,506
5.05% 11/15/40	100,000	107,571
Northrop Grumman Systems 7.75% 2/15/31	150,000	198,577
Raytheon
2.50% 12/15/22	125,000	121,169
3.125% 10/15/20	200,000	200,429
4.40% 2/15/20	100,000	101,911
4.70% 12/15/41	200,000	218,630
7.20% 8/15/27	100,000	124,969
Rockwell Collins
2.80% 3/15/22	150,000	146,098
3.20% 3/15/24	150,000	144,959
3.50% 3/15/27	107,000	101,850
3.70% 12/15/23	150,000	149,428
4.35% 4/15/47	70,000	67,070
4.80% 12/15/43	100,000	102,945
Spirit AeroSystems
3.85% 6/15/26	75,000	71,733
4.60% 6/15/28	150,000	149,041
United Technologies
1.50% 11/1/19	150,000	147,716
1.90% 5/4/20	150,000	147,008
1.95% 11/1/21	150,000	143,507
2.30% 5/4/22	150,000	143,732
2.65% 11/1/26	85,000	76,842
2.80% 5/4/24	100,000	94,937
3.10% 6/1/22	409,000	403,333
3.125% 5/4/27	350,000	327,549
3.35% 8/16/21	45,000	44,968
3.65% 8/16/23	110,000	109,633
3.75% 11/1/46	100,000	87,878
3.95% 8/16/25	75,000	74,756
4.05% 5/4/47	50,000	45,887
4.125% 11/16/28	180,000	179,137
4.15% 5/15/45	250,000	233,379
4.45% 11/16/38	60,000	59,791
4.50% 4/15/20	210,000	214,306
4.50% 6/1/42	400,000	396,874
4.625% 11/16/48	100,000	100,962
5.40% 5/1/35	200,000	219,030
6.05% 6/1/36	150,000	174,451
6.125% 7/15/38	200,000	236,651

		13,480,025

Agriculture–0.31%
Altria Group
2.625% 1/14/20	1,000,000	994,467

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group (continued)
2.625% 9/16/26	145,000	$132,526
2.85% 8/9/22	200,000	195,694
3.875% 9/16/46	200,000	175,361
4.00% 1/31/24	89,000	90,360
4.50% 5/2/43	100,000	96,805
4.75% 5/5/21	200,000	206,827
5.375% 1/31/44	63,000	67,897
Archer-Daniels-Midland
2.50% 8/11/26	250,000	228,813
3.75% 9/15/47	100,000	91,790
4.016% 4/16/43	100,000	96,086
4.479% 3/1/21	235,000	241,890
BAT Capital
2.297% 8/14/20	200,000	196,082
2.764% 8/15/22	400,000	385,766
3.222% 8/15/24	400,000	381,758
3.557% 8/15/27	600,000	559,793
4.39% 8/15/37	275,000	256,641
4.54% 8/15/47a	240,000	221,939
Bunge Limited Finance
3.00% 9/25/22	55,000	52,676
3.25% 8/15/26	45,000	40,789
3.50% 11/24/20	75,000	74,804
3.75% 9/25/27	55,000	50,669
4.35% 3/15/24	150,000	148,685
Philip Morris International
1.875% 2/25/21	100,000	96,895
2.00% 2/21/20	100,000	98,664
2.125% 5/10/23	50,000	46,990
2.375% 8/17/22	150,000	144,096
2.625% 2/18/22	75,000	73,027
2.75% 2/25/26	100,000	93,013
2.90% 11/15/21	250,000	247,038
3.125% 8/17/27	150,000	142,073
3.375% 8/11/25	100,000	97,491
3.60% 11/15/23	600,000	599,979
4.125% 3/4/43	150,000	139,459
4.25% 11/10/44	85,000	80,267
4.375% 11/15/41	200,000	192,803
4.50% 3/26/20	100,000	102,062
4.50% 3/20/42	100,000	97,642
6.375% 5/16/38	150,000	180,869
Reynolds American
3.25% 6/12/20	49,000	48,920
4.00% 6/12/22	490,000	493,446
4.45% 6/12/25	105,000	105,921
4.85% 9/15/23	225,000	233,710
5.70% 8/15/35	50,000	53,547
5.85% 8/15/45	480,000	523,807

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American (continued) 6.15% 9/15/43	125,000	$139,782

		9,019,619

Airlines–0.09%
American Airlines Pass Through Trust
tSeries 2013-2 Class A 4.95% 1/15/23	266,559	273,457
tSeries 2015-1 Class A 3.375% 5/1/27	85,335	82,242
tSeries 2016-2 Class AA 3.20% 6/15/28	461,000	439,656
tSeries 2016-3 Class AA 3.00% 10/15/28	56,823	53,131
tSeries 2017-1 Class AA 3.65% 2/15/29	92,375	90,271
tContinental Airlines Pass Through Trust Series 2012-1 Class A 4.15% 4/11/24	188,477	189,958
Delta Air Lines
2.60% 12/4/20	135,000	132,125
2.875% 3/13/20	65,000	64,497
3.40% 4/19/21	45,000	44,750
3.625% 3/15/22	100,000	98,828
3.80% 4/19/23	60,000	58,994
4.375% 4/19/28	100,000	96,799
Southwest Airlines
2.65% 11/5/20	100,000	98,626
2.75% 11/6/19	50,000	49,813
3.00% 11/15/26	100,000	92,557
tSpirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	21,598	21,571
United Airlines Pass Through Trust
tSeries 2014-2 Class A 3.75% 9/3/26	171,459	170,373
tSeries 2015-1 Class AA 3.45% 12/1/27	158,077	152,942
tSeries 2016-1 Class A 3.45% 7/7/28	89,987	86,467
tSeries 2016-1 Class AA 3.10% 7/7/28	94,723	90,247
tSeries 2018-1 Class AA 3.50% 3/1/30	135,000	130,381
tUS Airways Pass Through Trust Series 2013-1 Class A 3.95% 11/15/25	74,367	73,661

		2,591,346

Apparel–0.02%
NIKE
2.25% 5/1/23	100,000	95,672
2.375% 11/1/26	150,000	136,225
3.375% 11/1/46	100,000	88,058
3.625% 5/1/43	100,000	92,814
3.875% 11/1/45	100,000	96,672
Ralph Lauren 3.75% 9/15/25	100,000	98,982

		608,423

Auto Manufacturers–0.56%
American Honda Finance
1.65% 7/12/21	200,000	191,892
1.95% 7/20/20	45,000	44,111
2.00% 11/13/19	150,000	148,525

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance (continued)
2.00% 2/14/20	150,000	$148,045
2.45% 9/24/20	150,000	148,301
2.60% 11/16/22	150,000	145,530
2.65% 2/12/21	200,000	197,731
2.90% 2/16/24	100,000	96,728
3.00% 6/16/20	100,000	99,854
3.45% 7/14/23	100,000	99,913
3.50% 2/15/28	250,000	244,923
Daimler Finance North America 8.50% 1/18/31	200,000	278,776
Ford Motor
4.346% 12/8/26	500,000	471,367
4.75% 1/15/43	400,000	334,179
5.291% 12/8/46	300,000	268,119
7.45% 7/16/31	650,000	723,504
Ford Motor Credit
2.343% 11/2/20	200,000	194,497
2.425% 6/12/20	200,000	196,027
2.459% 3/27/20	200,000	196,711
3.096% 5/4/23	200,000	187,944
3.157% 8/4/20	300,000	297,194
3.20% 1/15/21	300,000	295,715
3.336% 3/18/21	200,000	197,268
3.664% 9/8/24	250,000	234,095
3.81% 1/9/24	200,000	190,900
3.813% 10/12/21	200,000	198,716
3.815% 11/2/27	200,000	179,087
4.134% 8/4/25	300,000	283,923
4.687% 6/9/25	200,000	195,509
5.75% 2/1/21	200,000	208,022
5.875% 8/2/21	250,000	261,629
General Motors
4.20% 10/1/27	200,000	189,005
5.00% 10/1/28	150,000	148,424
5.15% 4/1/38	125,000	116,607
5.40% 4/1/48	200,000	187,355
5.95% 4/1/49	100,000	99,675
6.25% 10/2/43	350,000	360,044
6.60% 4/1/36	305,000	326,011
6.75% 4/1/46	75,000	81,442
General Motors Financial
2.35% 10/4/19	250,000	248,446
2.65% 4/13/20	125,000	123,832
3.15% 1/15/20	800,000	798,864
3.15% 6/30/22	115,000	111,893
3.20% 7/13/20	200,000	199,508
3.20% 7/6/21	200,000	197,628
3.25% 1/5/23	150,000	144,786
3.45% 1/14/22	250,000	246,642
3.55% 4/9/21	90,000	89,992
3.70% 11/24/20	250,000	251,310

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial (continued)
3.70% 5/9/23	140,000	$136,934
3.85% 1/5/28	100,000	90,863
3.95% 4/13/24	150,000	146,061
4.00% 1/15/25	200,000	193,729
4.00% 10/6/26	250,000	235,309
4.15% 6/19/23	350,000	348,970
4.20% 3/1/21	250,000	253,253
4.30% 7/13/25	100,000	97,407
4.35% 4/9/25	115,000	113,006
4.35% 1/17/27	180,000	172,262
5.25% 3/1/26	200,000	205,247
PACCAR Financial
1.95% 2/27/20	60,000	59,149
2.05% 11/13/20	100,000	97,674
2.30% 8/10/22	100,000	95,907
2.80% 3/1/21	65,000	64,347
3.15% 8/9/21	100,000	99,632
3.40% 8/9/23	100,000	99,604
Toyota Motor Credit
1.55% 10/18/19	150,000	148,037
1.90% 4/8/21	150,000	145,366
1.95% 4/17/20	150,000	147,768
2.15% 9/8/22	150,000	143,131
2.25% 10/18/23	150,000	141,451
2.60% 1/11/22	150,000	146,838
2.75% 5/17/21	250,000	247,224
2.90% 4/17/24	150,000	145,007
2.95% 4/13/21	75,000	74,683
3.183% 7/20/21	100,000	100,162
3.20% 1/11/27	100,000	96,401
3.30% 1/12/22	400,000	400,167
3.40% 9/15/21	600,000	603,421
3.40% 4/14/25	150,000	147,772
3.419% 7/20/23	150,000	149,947
3.669% 7/20/28	105,000	104,227

		16,331,155

Auto Parts & Equipment–0.03%
Aptiv
3.15% 11/19/20	50,000	49,572
4.25% 1/15/26	100,000	99,529
Harman International Industries 4.15% 5/15/25	100,000	98,663
Lear
3.80% 9/15/27	100,000	93,012
5.25% 1/15/25	225,000	232,721
Magna International 3.625% 6/15/24	200,000	197,971

		771,468

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–6.41%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	$242,969
2.55% 11/23/21	250,000	242,761
2.625% 5/19/22	250,000	241,642
2.625% 11/9/22	250,000	240,851
2.70% 11/16/20	250,000	247,103
3.70% 11/16/25	250,000	247,621
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	197,898
Banco Santander
3.125% 2/23/23	200,000	190,004
3.50% 4/11/22	200,000	195,910
3.80% 2/23/28	200,000	182,061
3.848% 4/12/23	200,000	195,600
4.25% 4/11/27	200,000	189,223
4.379% 4/12/28	200,000	190,057
5.179% 11/19/25	200,000	201,036
Bancolombia 5.95% 6/3/21	200,000	209,900
Bank of America
2.25% 4/21/20	250,000	246,861
µ2.328% 10/1/21	350,000	342,523
µ2.369% 7/21/21	500,000	491,354
2.503% 10/21/22	500,000	479,054
2.625% 10/19/20	200,000	197,642
2.625% 4/19/21	350,000	344,508
µ2.738% 1/23/22	250,000	245,939
µ2.816% 7/21/23	350,000	338,483
µ3.004% 12/20/23	1,337,000	1,298,234
µ3.093% 10/1/25	550,000	524,365
µ3.124% 1/20/23	250,000	245,637
3.248% 10/21/27	500,000	464,305
3.30% 1/11/23	1,000,000	986,701
µ3.366% 1/23/26	250,000	240,626
µ3.419% 12/20/28	480,000	451,049
µ3.499% 5/17/22	250,000	249,956
3.50% 4/19/26	350,000	338,717
µ3.55% 3/5/24	400,000	395,648
µ3.593% 7/21/28	350,000	334,064
µ3.824% 1/20/28	250,000	243,537
µ3.864% 7/23/24	400,000	400,259
3.875% 8/1/25	400,000	397,955
µ3.946% 1/23/49	250,000	229,322
3.95% 4/21/25	250,000	244,985
µ3.97% 3/5/29	400,000	390,739
4.00% 4/1/24	475,000	480,102
4.10% 7/24/23	1,350,000	1,377,792
4.183% 11/25/27	250,000	244,466
µ4.244% 4/24/38	350,000	342,335
4.25% 10/22/26	433,000	428,471
µ4.271% 7/23/29	400,000	399,994
µ4.443% 1/20/48	200,000	199,318
4.45% 3/3/26	430,000	431,193

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
5.00% 1/21/44	350,000	$373,669
5.875% 2/7/42	218,000	258,421
6.11% 1/29/37	200,000	230,672
7.75% 5/14/38	200,000	270,724
Bank of America N.A. 6.00% 10/15/36	400,000	476,316
Bank of Montreal
1.90% 8/27/21	250,000	240,219
2.10% 12/12/19	100,000	99,062
2.10% 6/15/20	350,000	344,389
2.35% 9/11/22	150,000	143,943
2.55% 11/6/22	300,000	289,348
3.10% 7/13/20	200,000	200,210
3.10% 4/13/21	90,000	89,673
µ3.803% 12/15/32	300,000	280,677
Bank of New York Mellon
2.05% 5/3/21	300,000	291,136
2.15% 2/24/20	150,000	148,360
2.20% 8/16/23	100,000	93,960
2.45% 11/27/20	150,000	147,827
2.45% 8/17/26	250,000	227,788
2.60% 8/17/20	100,000	99,238
2.60% 2/7/22	300,000	292,697
µ2.661% 5/16/23	150,000	145,238
3.00% 2/24/25	100,000	95,870
3.00% 10/30/28	55,000	50,462
3.25% 5/16/27	150,000	144,370
3.30% 8/23/29	650,000	609,606
µ3.442% 2/7/28	180,000	174,391
3.45% 8/11/23	100,000	99,581
3.55% 9/23/21	200,000	201,892
3.85% 4/28/28	100,000	100,360
3.95% 11/18/25	100,000	101,452
4.15% 2/1/21	100,000	102,060
Bank of Nova Scotia
1.85% 4/14/20	500,000	490,936
1.875% 4/26/21	300,000	290,168
2.15% 7/14/20	250,000	245,883
2.35% 10/21/20	150,000	147,614
2.45% 3/22/21	150,000	146,937
2.45% 9/19/22	150,000	144,482
2.50% 1/8/21	150,000	147,429
2.80% 7/21/21	550,000	542,197
3.125% 4/20/21	250,000	248,834
4.50% 12/16/25	150,000	150,301
Bank One 8.00% 4/29/27	100,000	125,469
Barclays
2.75% 11/8/19	500,000	497,692
2.875% 6/8/20	500,000	495,233
3.20% 8/10/21	250,000	245,594
3.25% 1/12/21	200,000	197,550
3.684% 1/10/23	200,000	194,971

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays (continued)
4.337% 1/10/28	200,000	$189,622
µ4.338% 5/16/24	200,000	197,783
4.375% 1/12/26	200,000	194,396
4.95% 1/10/47	200,000	186,485
µ4.972% 5/16/29	200,000	197,306
5.25% 8/17/45	200,000	194,764
Barclays Bank
2.65% 1/11/21	200,000	196,132
5.14% 10/14/20	200,000	205,039
BB&T
2.05% 5/10/21	250,000	242,270
2.15% 2/1/21	150,000	146,452
2.85% 10/26/24	100,000	95,766
3.20% 9/3/21	100,000	99,449
3.70% 6/5/25	150,000	149,603
BNP Paribas
3.25% 3/3/23	500,000	491,481
4.25% 10/15/24	200,000	198,182
5.00% 1/15/21	300,000	310,461
BPCE
2.25% 1/27/20	550,000	543,079
3.375% 12/2/26	250,000	234,194
Branch Banking & Trust
2.10% 1/15/20	250,000	247,067
2.25% 6/1/20	700,000	689,798
2.625% 1/15/22	250,000	244,841
3.625% 9/16/25	250,000	246,068
Canadian Imperial Bank of Commerce
2.10% 10/5/20	250,000	244,275
2.70% 2/2/21	125,000	123,176
Capital One
2.35% 1/31/20	350,000	346,221
2.65% 8/8/22	250,000	240,500
Capital One Financial
3.20% 1/30/23	600,000	582,044
3.20% 2/5/25	150,000	141,345
3.45% 4/30/21	150,000	149,936
3.50% 6/15/23	600,000	589,677
3.75% 3/9/27	250,000	236,403
3.80% 1/31/28	400,000	378,126
4.20% 10/29/25	200,000	195,734
4.25% 4/30/25	150,000	149,599
4.75% 7/15/21	100,000	103,314
Citibank
2.10% 6/12/20	300,000	294,708
2.85% 2/12/21	400,000	395,770
3.40% 7/23/21	300,000	300,067
Citigroup
2.35% 8/2/21	350,000	339,667
2.40% 2/18/20	750,000	743,137
2.65% 10/26/20	350,000	345,622

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
2.70% 3/30/21	300,000	$295,042
2.70% 10/27/22	250,000	240,626
µ2.876% 7/24/23	200,000	193,523
2.90% 12/8/21	700,000	686,000
µ3.142% 1/24/23	365,000	358,255
3.20% 10/21/26	300,000	280,315
3.40% 5/1/26	550,000	523,596
µ3.52% 10/27/28	250,000	235,512
µ3.668% 7/24/28	200,000	190,648
3.70% 1/12/26	400,000	388,717
3.75% 6/16/24	400,000	397,118
3.875% 10/25/23	350,000	352,981
µ3.878% 1/24/39	250,000	230,825
µ4.044% 6/1/24	250,000	250,784
4.05% 7/30/22	107,000	108,000
µ4.075% 4/23/29	400,000	393,059
4.125% 7/25/28	380,000	367,569
µ4.281% 4/24/48	325,000	312,003
4.30% 11/20/26	400,000	395,012
4.45% 9/29/27	300,000	296,860
4.50% 1/14/22	730,000	751,214
4.60% 3/9/26	105,000	105,860
4.65% 7/30/45	250,000	253,255
4.65% 7/23/48	250,000	253,856
4.75% 5/18/46	150,000	146,869
5.30% 5/6/44	167,000	175,245
5.50% 9/13/25	200,000	213,375
5.875% 2/22/33	200,000	220,966
5.875% 1/30/42	150,000	174,913
6.00% 10/31/33	100,000	112,148
6.625% 6/15/32	100,000	118,274
6.675% 9/13/43	150,000	184,502
8.125% 7/15/39	350,000	506,705
Citizens Bank
2.20% 5/26/20	250,000	245,263
2.55% 5/13/21	250,000	243,705
2.65% 5/26/22	250,000	240,607
Citizens Financial Group
2.375% 7/28/21	30,000	28,963
4.30% 12/3/25	150,000	148,130
Comerica Bank
3.70% 7/31/23	75,000	74,716
4.00% 7/27/25	250,000	246,224
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	244,830
Compass Bank
2.875% 6/29/22	250,000	240,928
3.50% 6/11/21	250,000	248,895
3.875% 4/10/25	250,000	240,218
Cooperatieve Rabobank
2.50% 1/19/21	250,000	245,017

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank (continued)
2.75% 1/10/23	250,000	$240,443
3.375% 5/21/25	500,000	489,247
3.75% 7/21/26	250,000	236,520
3.875% 2/8/22	250,000	252,003
3.95% 11/9/22	250,000	248,812
4.50% 1/11/21	550,000	563,606
4.625% 12/1/23	350,000	355,741
5.25% 5/24/41	150,000	168,757
5.25% 8/4/45	250,000	263,549
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	600,000	594,730
3.45% 4/16/21	300,000	298,977
3.80% 9/15/22	400,000	398,444
3.80% 6/9/23	1,000,000	988,989
4.55% 4/17/26	350,000	352,237
4.875% 5/15/45	400,000	406,969
Credit Suisse New York
3.625% 9/9/24	700,000	690,453
4.375% 8/5/20	200,000	203,663
Deutsche Bank
2.95% 8/20/20	150,000	147,469
3.125% 1/13/21	200,000	195,324
3.375% 5/12/21	300,000	294,660
3.70% 5/30/24	490,000	461,956
4.10% 1/13/26	200,000	189,770
Deutsche Bank New York
2.70% 7/13/20	250,000	244,997
3.15% 1/22/21	300,000	293,322
3.30% 11/16/22	500,000	475,779
Discover Bank
3.35% 2/6/23	550,000	534,625
4.20% 8/8/23	250,000	251,163
Fifth Third Bancorp
2.875% 7/27/20	500,000	497,039
3.50% 3/15/22	200,000	199,579
4.30% 1/16/24	250,000	253,462
8.25% 3/1/38	100,000	136,753
Fifth Third Bank
2.20% 10/30/20	200,000	195,794
2.25% 6/14/21	500,000	485,488
3.35% 7/26/21	200,000	199,511
3.95% 7/28/25	200,000	199,937
First Republic Bank 4.625% 2/13/47	250,000	242,272
Goldman Sachs Bank USA 3.20% 6/5/20	85,000	85,306
Goldman Sachs Group
2.30% 12/13/19	530,000	525,503
2.35% 11/15/21	225,000	217,244
2.60% 12/27/20	750,000	738,356
2.625% 4/25/21	75,000	73,502
2.75% 9/15/20	625,000	618,894
2.875% 2/25/21	250,000	246,805

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
µ2.876% 10/31/22	350,000	$341,465
µ2.905% 7/24/23	150,000	145,056
µ2.908% 6/5/23	150,000	145,207
3.00% 4/26/22	330,000	323,475
3.20% 2/23/23	470,000	460,171
µ3.272% 9/29/25	550,000	525,949
3.50% 11/16/26	500,000	474,992
3.625% 1/22/23	450,000	448,767
µ3.691% 6/5/28	135,000	128,629
3.75% 5/22/25	750,000	735,716
µ3.814% 4/23/29	400,000	382,016
3.85% 7/8/24	400,000	397,985
3.85% 1/26/27	300,000	291,364
µ4.017% 10/31/38	350,000	325,055
µ4.223% 5/1/29	500,000	493,640
µ4.411% 4/23/39	500,000	485,593
4.75% 10/21/45	150,000	152,924
5.15% 5/22/45	360,000	368,211
5.25% 7/27/21	400,000	418,963
5.375% 3/15/20	200,000	206,201
5.75% 1/24/22	750,000	798,295
5.95% 1/15/27	200,000	219,068
6.00% 6/15/20	500,000	522,857
6.25% 2/1/41	255,000	307,087
6.45% 5/1/36	600,000	699,765
6.75% 10/1/37	800,000	964,015
HSBC Bank USA
5.625% 8/15/35	500,000	554,963
5.875% 11/1/34	100,000	114,118
7.00% 1/15/39	100,000	128,693
HSBC Holdings
2.65% 1/5/22	250,000	242,880
2.95% 5/25/21	500,000	493,427
µ3.262% 3/13/23	200,000	196,056
3.40% 3/8/21	250,000	249,600
3.60% 5/25/23	500,000	495,342
3.90% 5/25/26	1,095,000	1,062,936
µ3.95% 5/18/24	235,000	233,611
4.00% 3/30/22	500,000	506,363
µ4.041% 3/13/28	200,000	192,873
4.25% 3/14/24	300,000	298,767
µ4.292% 9/12/26	600,000	594,635
4.30% 3/8/26	250,000	249,150
4.375% 11/23/26	375,000	369,193
µ4.583% 6/19/29	235,000	235,278
5.10% 4/5/21	300,000	311,875
6.10% 1/14/42	200,000	239,574
6.50% 5/2/36	200,000	236,236
6.50% 9/15/37	200,000	237,869
6.80% 6/1/38	200,000	246,221

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC USA
2.75% 8/7/20	100,000	$99,198
3.50% 6/23/24	800,000	784,906
5.00% 9/27/20	300,000	308,742
Huntington Bancshares
2.30% 1/14/22	100,000	95,847
4.00% 5/15/25	150,000	149,961
Huntington National Bank
2.40% 4/1/20	250,000	246,829
2.875% 8/20/20	250,000	247,545
3.25% 5/14/21	250,000	248,659
Industrial & Commercial Bank of China
3.231% 11/13/19	500,000	498,315
3.538% 11/8/27	250,000	234,908
JPMorgan Chase & Co.
2.40% 6/7/21	350,000	341,382
2.55% 10/29/20	275,000	271,185
2.55% 3/1/21	500,000	491,198
2.70% 5/18/23	250,000	240,554
2.75% 6/23/20	800,000	794,195
µ2.776% 4/25/23	113,000	109,813
2.95% 10/1/26	500,000	465,329
2.972% 1/15/23	650,000	633,456
3.20% 1/25/23	500,000	493,127
3.20% 6/15/26	450,000	426,978
µ3.22% 3/1/25	270,000	261,819
3.25% 9/23/22	550,000	545,439
3.30% 4/1/26	500,000	479,591
3.375% 5/1/23	200,000	196,444
µ3.509% 1/23/29	310,000	293,975
µ3.514% 6/18/22	1,000,000	1,001,420
µ3.54% 5/1/28	150,000	143,429
µ3.559% 4/23/24	265,000	262,401
3.625% 5/13/24	250,000	247,974
3.625% 12/1/27	260,000	245,679
µ3.797% 7/23/24	300,000	299,782
3.875% 2/1/24	750,000	756,086
µ3.897% 1/23/49	350,000	316,786
3.90% 7/15/25	500,000	500,267
µ3.964% 11/15/48	200,000	183,137
µ4.005% 4/23/29	350,000	344,476
4.125% 12/15/26	500,000	497,172
µ4.203% 7/23/29	300,000	299,466
4.25% 10/15/20	750,000	764,699
µ4.26% 2/22/48	650,000	626,945
4.35% 8/15/21	600,000	615,511
4.40% 7/22/20	700,000	714,941
4.95% 6/1/45	500,000	525,508
5.40% 1/6/42	200,000	225,315
5.50% 10/15/40	100,000	114,490
5.60% 7/15/41	500,000	578,314
6.40% 5/15/38	450,000	562,322

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase Bank
µ2.604% 2/1/21	300,000	$297,809
µ3.086% 4/26/21	250,000	249,327
KeyBank
2.30% 9/14/22	250,000	239,175
2.40% 6/9/22	250,000	240,280
2.50% 11/22/21	250,000	242,983
3.18% 5/22/22	300,000	295,937
KeyCorp
2.90% 9/15/20	195,000	193,762
5.10% 3/24/21	300,000	312,269
Korea Development Bank
2.625% 2/27/22	300,000	290,706
2.75% 3/19/23	200,000	191,878
Kreditanstalt fuer Wiederaufbau
1.50% 6/15/21	700,000	673,090
1.625% 3/15/21	1,000,000	968,662
1.75% 3/31/20	2,000,000	1,967,652
1.75% 9/15/21	350,000	337,619
1.875% 11/30/20	500,000	489,017
2.00% 11/30/21	500,000	484,649
2.00% 10/4/22	700,000	672,299
2.00% 5/2/25	400,000	373,206
2.125% 1/17/23	1,000,000	962,057
2.375% 12/29/22	1,095,000	1,064,907
2.50% 11/20/24	1,000,000	965,143
2.625% 1/25/22	400,000	395,006
2.75% 7/15/20	425,000	423,953
2.75% 9/8/20	2,500,000	2,492,397
2.875% 4/3/28	525,000	513,205
4.00% 1/27/20	750,000	761,336
^5.476% 4/18/36	200,000	111,970
^5.78% 6/29/37	500,000	270,060
Landwirtschaftliche Rentenbank
1.375% 10/23/19	300,000	295,835
2.50% 11/15/27	300,000	283,106
Lloyds Bank
2.70% 8/17/20	200,000	198,198
3.30% 5/7/21	200,000	199,299
6.375% 1/21/21	300,000	319,168
Lloyds Banking Group
µ2.907% 11/7/23	350,000	334,223
3.00% 1/11/22	200,000	194,877
3.10% 7/6/21	200,000	197,237
µ3.574% 11/7/28	350,000	321,209
3.75% 1/11/27	235,000	221,258
4.05% 8/16/23	200,000	198,900
4.344% 1/9/48	450,000	392,705
4.375% 3/22/28	200,000	195,466
4.45% 5/8/25	200,000	199,869
4.582% 12/10/25	300,000	294,983
4.65% 3/24/26	200,000	196,816

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Manufacturers & Traders Trust
2.05% 8/17/20	250,000	$244,815
2.625% 1/25/21	250,000	246,081
Mitsubishi UFJ Financial Group
2.527% 9/13/23	200,000	188,136
2.665% 7/25/22	200,000	192,994
2.95% 3/1/21	230,000	226,925
2.998% 2/22/22	350,000	342,642
3.287% 7/25/27	200,000	188,149
3.455% 3/2/23	200,000	197,525
3.535% 7/26/21	90,000	90,106
3.677% 2/22/27	350,000	338,636
3.761% 7/26/23	400,000	398,203
3.777% 3/2/25	200,000	198,095
3.85% 3/1/26	400,000	393,676
3.961% 3/2/28	350,000	344,764
4.05% 9/11/28	200,000	198,294
4.286% 7/26/38	70,000	69,689
Mizuho Financial Group
2.273% 9/13/21	300,000	288,768
2.601% 9/11/22	200,000	190,951
2.953% 2/28/22	200,000	194,914
3.17% 9/11/27	200,000	185,273
3.549% 3/5/23	200,000	197,672
3.663% 2/28/27	200,000	193,107
µ3.922% 9/11/24	200,000	199,078
4.018% 3/5/28	200,000	197,924
µ4.254% 9/11/29	200,000	199,535
Morgan Stanley
2.50% 4/21/21	425,000	415,401
2.625% 11/17/21	400,000	389,097
2.65% 1/27/20	500,000	496,956
2.75% 5/19/22	415,000	402,645
3.125% 1/23/23	450,000	439,248
3.125% 7/27/26	235,000	219,164
µ3.591% 7/22/28	200,000	189,970
3.625% 1/20/27	350,000	336,452
3.70% 10/23/24	1,125,000	1,108,575
µ3.737% 4/24/24	210,000	208,433
3.75% 2/25/23	500,000	500,208
µ3.772% 1/24/29	450,000	432,454
3.875% 1/27/26	265,000	260,732
3.95% 4/23/27	300,000	288,459
µ3.971% 7/22/38	130,000	121,769
4.00% 7/23/25	200,000	199,510
4.10% 5/22/23	350,000	352,536
4.30% 1/27/45	500,000	482,835
4.35% 9/8/26	300,000	298,180
4.375% 1/22/47	400,000	389,648
µ4.457% 4/22/39	350,000	348,048
4.875% 11/1/22	250,000	259,261
5.00% 11/24/25	175,000	181,517

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
5.50% 1/26/20	200,000	$206,043
5.50% 7/28/21	300,000	316,003
5.75% 1/25/21	650,000	683,448
6.25% 8/9/26	100,000	112,591
6.375% 7/24/42	850,000	1,063,319
7.25% 4/1/32	100,000	127,855
MUFG Americas Holdings
2.25% 2/10/20	100,000	98,723
3.00% 2/10/25	150,000	142,575
National Australia Bank
1.875% 7/12/21	250,000	239,691
2.125% 5/22/20	250,000	246,134
2.25% 1/10/20	250,000	247,166
2.50% 5/22/22	250,000	240,153
2.50% 7/12/26	250,000	226,030
2.625% 7/23/20	250,000	247,188
2.80% 1/10/22	250,000	243,909
3.00% 1/20/23	500,000	485,623
National Bank of Canada
2.15% 6/12/20	250,000	245,671
2.20% 11/2/20	250,000	244,214
Northern Trust
3.45% 11/4/20	100,000	100,719
3.65% 8/3/28	100,000	99,167
3.95% 10/30/25	250,000	254,174
Oesterreichische Kontrollbank
1.375% 2/10/20	300,000	294,034
1.875% 1/20/21	900,000	877,704
2.875% 9/7/21	75,000	74,653
2.875% 3/13/23	150,000	148,502
PNC Bank
2.00% 5/19/20	250,000	245,534
2.15% 4/29/21	250,000	243,023
2.30% 6/1/20	250,000	246,643
2.45% 11/5/20	500,000	491,858
2.45% 7/28/22	250,000	240,757
2.60% 7/21/20	250,000	248,274
2.625% 2/17/22	250,000	243,623
2.70% 11/1/22	250,000	240,978
3.10% 10/25/27	250,000	235,872
3.25% 6/1/25	250,000	242,649
4.20% 11/1/25	500,000	509,290
PNC Financial Services Group
3.15% 5/19/27	250,000	236,820
3.30% 3/8/22	300,000	298,914
5.125% 2/8/20	100,000	102,587
Regions Bank 2.75% 4/1/21	300,000	294,863
Regions Financial
2.75% 8/14/22	200,000	193,039
3.20% 2/8/21	100,000	99,590

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
2.15% 3/6/20	250,000	$247,050
2.15% 10/26/20	115,000	112,733
2.30% 3/22/21	900,000	880,507
2.35% 10/30/20	600,000	590,412
3.20% 4/30/21	115,000	114,830
Royal Bank of Scotland Group
µ3.498% 5/15/23	400,000	387,916
µ4.519% 6/25/24	400,000	399,284
4.80% 4/5/26	700,000	701,496
5.125% 5/28/24	355,000	355,702
6.00% 12/19/23	325,000	338,481
6.10% 6/10/23	165,000	172,329
6.125% 12/15/22	370,000	387,227
Santander Holdings USA
2.65% 4/17/20	300,000	296,253
3.40% 1/18/23	150,000	144,792
3.70% 3/28/22	190,000	187,816
4.40% 7/13/27	220,000	210,897
4.50% 7/17/25	250,000	247,229
Santander UK
2.125% 11/3/20	200,000	194,649
2.50% 1/5/21	500,000	489,479
3.40% 6/1/21	200,000	199,292
Santander UK Group Holdings
2.875% 10/16/20	100,000	98,778
2.875% 8/5/21	250,000	243,596
µ3.373% 1/5/24	500,000	481,100
µ3.823% 11/3/28	200,000	184,030
Skandinaviska Enskilda Banken
2.30% 3/11/20	250,000	246,927
2.625% 3/15/21	250,000	245,199
2.80% 3/11/22	250,000	244,242
Sumitomo Mitsui Banking
2.092% 10/18/19	250,000	246,864
2.45% 1/16/20	600,000	594,648
2.514% 1/17/20	250,000	248,063
2.65% 7/23/20	400,000	395,489
3.20% 7/18/22	250,000	245,534
Sumitomo Mitsui Financial Group
2.778% 10/18/22	150,000	144,367
2.784% 7/12/22	200,000	193,707
2.846% 1/11/22	250,000	243,988
2.934% 3/9/21	200,000	197,364
3.01% 10/19/26	500,000	462,238
3.102% 1/17/23	250,000	243,434
3.352% 10/18/27	150,000	141,463
3.364% 7/12/27	200,000	189,175
3.446% 1/11/27	250,000	238,488
3.544% 1/17/28	250,000	239,551
3.748% 7/19/23	150,000	149,684
3.784% 3/9/26	200,000	196,055

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group (continued)
3.944% 7/19/28	150,000	$148,054
SunTrust Banks
2.45% 8/1/22	150,000	144,194
2.70% 1/27/22	150,000	146,076
2.90% 3/3/21	100,000	98,912
3.00% 2/2/23	100,000	97,644
3.30% 5/15/26	200,000	188,568
µ3.502% 8/2/22	200,000	199,453
µ3.689% 8/2/24	200,000	198,583
SVB Financial Group 5.375% 9/15/20	150,000	155,475
Svenska Handelsbanken
1.875% 9/7/21	250,000	239,245
2.40% 10/1/20	400,000	392,993
2.45% 3/30/21	250,000	244,532
3.35% 5/24/21	250,000	249,694
Synchrony Bank 3.65% 5/24/21	250,000	248,078
Synovus Financial 3.125% 11/1/22	60,000	57,700
Toronto-Dominion Bank
1.80% 7/13/21	150,000	144,273
1.85% 9/11/20	165,000	161,301
1.90% 10/24/19	300,000	296,974
2.125% 4/7/21	150,000	145,937
2.25% 11/5/19	250,000	248,338
2.50% 12/14/20	200,000	197,132
2.55% 1/25/21	150,000	147,804
3.00% 6/11/20	350,000	349,675
3.25% 6/11/21	350,000	350,021
3.50% 7/19/23	150,000	149,820
U.S. Bancorp
2.35% 1/29/21	150,000	147,176
2.375% 7/22/26	150,000	136,013
2.95% 7/15/22	200,000	195,945
3.00% 3/15/22	150,000	148,415
3.10% 4/27/26	65,000	61,522
3.15% 4/27/27	350,000	333,868
3.60% 9/11/24	250,000	247,959
3.70% 1/30/24	250,000	251,706
3.90% 4/26/28	250,000	252,100
U.S. Bank
2.05% 10/23/20	250,000	244,921
2.35% 1/23/20	250,000	247,985
2.85% 1/23/23	250,000	243,688
3.05% 7/24/20	250,000	249,778
µ3.104% 5/21/21	500,000	498,822
UBS 2.35% 3/26/20	700,000	691,763
Wachovia 5.50% 8/1/35	150,000	162,649
Wells Fargo & Co.
2.10% 7/26/21	400,000	385,342
2.50% 3/4/21	350,000	342,907
2.55% 12/7/20	300,000	295,371
2.60% 7/22/20	1,050,000	1,039,857

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
2.625% 7/22/22	150,000	$144,956
3.00% 4/22/26	150,000	139,732
3.00% 10/23/26	300,000	278,679
3.30% 9/9/24	250,000	242,539
3.45% 2/13/23	250,000	245,818
3.50% 3/8/22	600,000	599,424
µ3.584% 5/22/28	755,000	725,203
3.90% 5/1/45	510,000	476,447
4.10% 6/3/26	740,000	732,192
4.125% 8/15/23	300,000	303,996
4.30% 7/22/27	750,000	748,518
4.40% 6/14/46	250,000	236,045
4.60% 4/1/21	350,000	360,055
4.65% 11/4/44	225,000	219,495
4.75% 12/7/46	350,000	349,466
5.375% 11/2/43	775,000	834,374
Wells Fargo Bank
2.15% 12/6/19	350,000	346,693
2.40% 1/15/20	750,000	744,223
2.60% 1/15/21	750,000	737,610
3.55% 8/14/23	500,000	497,988
5.85% 2/1/37	450,000	522,236
6.60% 1/15/38	450,000	566,261
Wells Fargo Capital X 5.95% 12/15/36	100,000	107,500
Westpac Banking
2.00% 8/19/21	200,000	192,363
2.10% 5/13/21	150,000	145,197
2.15% 3/6/20	250,000	246,849
2.30% 5/26/20	100,000	98,802
2.50% 6/28/22	150,000	144,300
2.60% 11/23/20	150,000	147,879
2.65% 1/25/21	250,000	246,128
2.70% 8/19/26	200,000	182,777
2.75% 1/11/23	450,000	434,413
2.80% 1/11/22	300,000	293,385
2.85% 5/13/26	150,000	138,935
3.05% 5/15/20	100,000	99,750
3.35% 3/8/27	250,000	238,538
3.40% 1/25/28	250,000	238,691
3.65% 5/15/23	100,000	100,145
µ4.322% 11/23/31	250,000	241,171
4.875% 11/19/19	250,000	255,348

		187,116,542

Beverages–0.72%
Anheuser-Busch InBev Finance
2.625% 1/17/23	450,000	432,651
2.65% 2/1/21	1,340,000	1,321,283
3.30% 2/1/23	860,000	851,102
3.65% 2/1/26	1,600,000	1,556,196
4.00% 1/17/43	100,000	90,117

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Finance (continued)
4.70% 2/1/36	950,000	$954,026
4.90% 2/1/46	730,000	741,024
Anheuser-Busch InBev Worldwide
2.50% 7/15/22	450,000	434,880
3.50% 1/12/24	360,000	356,678
3.75% 1/15/22	400,000	403,474
3.75% 7/15/42	136,000	118,248
4.00% 4/13/28	270,000	266,654
4.375% 2/15/21	30,000	30,829
4.375% 4/15/38	285,000	275,143
4.439% 10/6/48	395,000	372,213
4.60% 4/15/48	615,000	598,107
4.75% 4/15/58	200,000	194,979
4.95% 1/15/42	300,000	306,862
8.20% 1/15/39	200,000	281,561
Brown-Forman
3.50% 4/15/25	60,000	59,446
4.00% 4/15/38	85,000	84,390
Coca-Cola
1.55% 9/1/21	150,000	143,789
2.20% 5/25/22	70,000	67,551
2.25% 9/1/26	200,000	181,766
2.45% 11/1/20	500,000	494,715
2.50% 4/1/23	250,000	242,036
2.55% 6/1/26	100,000	92,346
2.875% 10/27/25	100,000	95,823
2.90% 5/25/27	100,000	94,301
3.15% 11/15/20	170,000	170,548
3.30% 9/1/21	250,000	251,999
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	48,548
Coca-Cola European Partners 3.50% 9/15/20	100,000	99,904
Coca-Cola Femsa 3.875% 11/26/23	200,000	200,409
Constellation Brands
2.00% 11/7/19	160,000	158,214
2.25% 11/6/20	200,000	195,519
2.70% 5/9/22	30,000	28,953
3.20% 2/15/23	100,000	96,972
3.50% 5/9/27	30,000	28,074
3.60% 2/15/28	100,000	93,754
3.70% 12/6/26	100,000	95,270
3.75% 5/1/21	75,000	75,459
3.875% 11/15/19	60,000	60,511
4.10% 2/15/48	100,000	88,266
4.25% 5/1/23	280,000	284,027
4.50% 5/9/47	45,000	42,152
Diageo Capital
2.625% 4/29/23	350,000	339,527
3.50% 9/18/23	200,000	200,796
3.875% 5/18/28	200,000	201,441

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Diageo Capital (continued)
3.875% 4/29/43	30,000	$28,692
4.828% 7/15/20	100,000	102,978
5.875% 9/30/36	100,000	120,070
Diageo Investment
2.875% 5/11/22	200,000	196,538
8.00% 9/15/22	100,000	116,383
Fomento Economico Mexicano
2.875% 5/10/23	150,000	143,672
4.375% 5/10/43	200,000	195,348
Keurig Dr Pepper
3.13% 12/15/23	100,000	95,426
3.40% 11/15/25	150,000	141,745
3.43% 6/15/27	70,000	64,826
3.551% 5/25/21	400,000	399,525
4.42% 12/15/46	50,000	45,798
4.597% 5/25/28	150,000	151,017
4.985% 5/25/38	100,000	101,490
Molson Coors Brewing
2.10% 7/15/21	100,000	96,221
3.00% 7/15/26	110,000	99,968
4.20% 7/15/46	595,000	529,251
5.00% 5/1/42	250,000	248,733
PepsiCo
1.35% 10/4/19	65,000	64,116
1.70% 10/6/21	150,000	144,109
2.00% 4/15/21	150,000	146,048
2.15% 10/14/20	150,000	147,639
2.25% 5/2/22	200,000	193,776
2.375% 10/6/26	80,000	73,399
2.75% 3/1/23	550,000	538,086
2.85% 2/24/26	90,000	85,724
3.00% 8/25/21	100,000	99,824
3.00% 10/15/27	150,000	143,352
3.125% 11/1/20	250,000	250,755
3.45% 10/6/46	590,000	533,392
3.60% 3/1/24	779,000	786,890
3.60% 8/13/42	250,000	231,755
4.00% 3/5/42	100,000	98,701
4.00% 5/2/47	105,000	103,308
4.45% 4/14/46	120,000	126,793
4.50% 1/15/20	100,000	102,069
4.875% 11/1/40	100,000	110,199
5.50% 1/15/40	150,000	177,864

		20,938,013

Biotechnology–0.40%
Amgen
1.85% 8/19/21	100,000	96,022
2.125% 5/1/20	200,000	196,940
2.20% 5/11/20	300,000	295,834
2.25% 8/19/23	200,000	188,021

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
2.60% 8/19/26	200,000	$181,369
2.65% 5/11/22	200,000	194,402
2.70% 5/1/22	100,000	97,344
3.125% 5/1/25	200,000	191,698
3.20% 11/2/27	400,000	376,017
3.625% 5/15/22	100,000	100,599
3.625% 5/22/24	150,000	150,037
3.875% 11/15/21	200,000	203,012
4.10% 6/15/21	100,000	101,778
4.40% 5/1/45	300,000	291,530
4.50% 3/15/20	150,000	153,066
5.15% 11/15/41	250,000	265,854
5.65% 6/15/42	200,000	223,762
5.75% 3/15/40	200,000	223,647
6.375% 6/1/37	100,000	118,513
6.40% 2/1/39	50,000	59,972
Baxalta
2.875% 6/23/20	120,000	119,055
4.00% 6/23/25	45,000	44,627
5.25% 6/23/45	14,000	15,092
Biogen
2.90% 9/15/20	250,000	248,822
3.625% 9/15/22	145,000	145,481
4.05% 9/15/25	145,000	145,601
5.20% 9/15/45	255,000	271,547
Celgene
2.75% 2/15/23	200,000	191,919
2.875% 8/15/20	200,000	198,777
2.875% 2/19/21	45,000	44,510
3.25% 8/15/22	250,000	246,800
3.25% 2/20/23	150,000	147,240
3.45% 11/15/27	200,000	187,066
3.55% 8/15/22	300,000	299,369
3.625% 5/15/24	200,000	197,453
3.875% 8/15/25	200,000	197,321
3.90% 2/20/28	250,000	241,107
3.95% 10/15/20	100,000	101,353
4.00% 8/15/23	100,000	101,033
4.35% 11/15/47	200,000	179,741
4.55% 2/20/48	250,000	233,521
4.625% 5/15/44	300,000	283,346
5.00% 8/15/45	110,000	109,716
Genzyme 5.00% 6/15/20	100,000	103,078
Gilead Sciences
1.95% 3/1/22	85,000	81,352
2.55% 9/1/20	500,000	495,112
2.95% 3/1/27	300,000	278,836
3.25% 9/1/22	125,000	124,451
3.50% 2/1/25	670,000	658,804
3.65% 3/1/26	300,000	294,884
4.15% 3/1/47	380,000	360,892

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
4.40% 12/1/21	200,000	$206,626
4.50% 4/1/21	100,000	102,934
4.50% 2/1/45	80,000	79,662
4.60% 9/1/35	200,000	206,572
4.75% 3/1/46	250,000	258,281
4.80% 4/1/44	400,000	414,413
5.65% 12/1/41	250,000	287,927

		11,613,738

Building Materials–0.08%
Fortune Brands Home & Security
3.00% 6/15/20	50,000	49,593
4.00% 6/15/25	50,000	49,285
Johnson Controls International
f3.625% 7/2/24	107,000	105,727
3.90% 2/14/26	75,000	73,858
4.25% 3/1/21	60,000	61,022
4.50% 2/15/47	145,000	139,626
f4.95% 7/2/64	94,000	89,864
5.00% 3/30/20	100,000	102,043
5.125% 9/14/45	75,000	78,122
Lennox International 3.00% 11/15/23	25,000	23,834
Martin Marietta Materials
3.45% 6/1/27	43,000	39,571
3.50% 12/15/27	100,000	91,852
4.25% 7/2/24	55,000	55,395
4.25% 12/15/47	100,000	85,734
Masco
3.50% 4/1/21	210,000	210,013
3.50% 11/15/27	60,000	55,104
4.375% 4/1/26	160,000	159,527
4.50% 5/15/47	100,000	86,234
Owens Corning
4.20% 12/15/22	212,000	212,666
4.30% 7/15/47	100,000	80,984
7.00% 12/1/36	100,000	114,240
Vulcan Materials
3.90% 4/1/27	45,000	43,005
4.70% 3/1/48	250,000	230,364

		2,237,663

Chemicals–0.33%
Air Products & Chemicals 3.35% 7/31/24	250,000	248,194
Albemarle 5.45% 12/1/44	500,000	523,746
Celanese US Holdings
4.625% 11/15/22	90,000	91,798
5.875% 6/15/21	70,000	73,555
Dow Chemical
4.25% 11/15/20	700,000	713,123
4.375% 11/15/42	400,000	380,816

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Dow Chemical (continued)
5.25% 11/15/41	100,000	$106,368
7.375% 11/1/29	125,000	156,821
9.40% 5/15/39	100,000	152,742
Eastman Chemical
3.60% 8/15/22	225,000	225,283
3.80% 3/15/25	100,000	98,838
4.65% 10/15/44	70,000	67,949
4.80% 9/1/42	250,000	247,942
EI du Pont de Nemours & Co.
2.20% 5/1/20	100,000	98,710
3.625% 1/15/21	100,000	101,042
4.15% 2/15/43	100,000	92,676
4.25% 4/1/21	150,000	153,419
6.50% 1/15/28	150,000	175,598
FMC
3.95% 2/1/22	100,000	100,505
4.10% 2/1/24	100,000	99,603
International Flavors & Fragrances
3.20% 5/1/23	50,000	48,454
4.375% 6/1/47	55,000	50,158
LYB International Finance 4.00% 7/15/23	200,000	200,394
LYB International Finance II 3.50% 3/2/27	159,000	149,060
LyondellBasell Industries 6.00% 11/15/21	350,000	371,878
Methanex 5.65% 12/1/44	200,000	193,270
Mosaic
3.25% 11/15/22	100,000	97,755
4.05% 11/15/27	150,000	145,386
4.25% 11/15/23	125,000	126,425
5.45% 11/15/33	104,000	106,365
5.625% 11/15/43	200,000	205,438
NewMarket 4.10% 12/15/22	50,000	49,973
Nutrien
3.00% 4/1/25	300,000	276,725
3.15% 10/1/22	100,000	97,330
4.125% 3/15/35	500,000	458,912
4.875% 3/30/20	10,000	10,206
6.125% 1/15/41	245,000	274,533
6.50% 5/15/19	145,000	148,087
PPG Industries
2.30% 11/15/19	100,000	99,291
3.60% 11/15/20	100,000	101,119
Praxair
2.20% 8/15/22	100,000	96,129
2.25% 9/24/20	250,000	245,872
2.70% 2/21/23	100,000	97,239
4.05% 3/15/21	100,000	101,952
Rohm & Haas 7.85% 7/15/29	150,000	193,579

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
RPM International
3.75% 3/15/27	100,000	$95,197
5.25% 6/1/45	100,000	101,127
6.125% 10/15/19	100,000	102,651
Sherwin-Williams
2.25% 5/15/20	250,000	246,433
2.75% 6/1/22	250,000	242,666
3.125% 6/1/24	100,000	96,172
3.45% 6/1/27	145,000	138,242
3.95% 1/15/26	250,000	247,886
4.50% 6/1/47	88,000	84,972
7.25% 6/15/19	50,000	51,479
Syngenta Finance 3.125% 3/28/22	100,000	96,906
Westlake Chemical
3.60% 8/15/26	150,000	141,305
5.00% 8/15/46	100,000	98,738

		9,598,032

Commercial Services–0.18%
Automatic Data Processing
2.25% 9/15/20	250,000	246,882
3.375% 9/15/25	125,000	124,136
Block Financial 4.125% 10/1/20	250,000	252,462
Board of Trustees of The Leland Stanford Junior University 3.647% 5/1/48	70,000	67,069
Boston University 4.061% 10/1/48	25,000	24,851
California Institute of Technology 4.321% 8/1/45	60,000	63,199
Ecolab
2.25% 1/12/20	200,000	197,928
2.375% 8/10/22	150,000	143,927
2.70% 11/1/26	45,000	41,730
3.25% 1/14/23	100,000	98,764
4.35% 12/8/21	164,000	169,021
Equifax
2.30% 6/1/21	125,000	120,628
3.95% 6/15/23	40,000	39,771
George Washington University
4.126% 9/15/48	200,000	200,362
4.30% 9/15/44	100,000	102,521
IHS Markit
4.125% 8/1/23	100,000	99,933
4.75% 8/1/28	100,000	100,458
Massachusetts Institute of Technology
3.885% 7/1/2116	55,000	49,769
5.60% 7/1/2111	200,000	255,079
Moody’s
2.625% 1/15/23	100,000	95,982
2.75% 12/15/21	125,000	122,347
3.25% 6/7/21	75,000	74,657
3.25% 1/15/28	65,000	60,941

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Moody’s (continued)
4.50% 9/1/22	250,000	$257,370
Northwestern University 3.662% 12/1/57	75,000	71,777
President & Fellows of Harvard College
3.15% 7/15/46	100,000	88,815
3.30% 7/15/56	100,000	88,456
Princeton University 5.70% 3/1/39	50,000	62,299
S&P Global
2.95% 1/22/27	150,000	139,214
6.55% 11/15/37	400,000	500,523
Total System Services
3.75% 6/1/23	125,000	124,031
3.80% 4/1/21	50,000	50,200
4.00% 6/1/23	100,000	100,753
4.45% 6/1/28	100,000	100,224
4.80% 4/1/26	100,000	103,055
University of Chicago 4.003% 10/1/53	60,000	59,005
University of Notre Dame du Lac 3.394% 2/15/48	100,000	92,332
University of Southern California
3.028% 10/1/39	200,000	178,121
3.841% 10/1/47	55,000	54,485
Verisk Analytics
4.00% 6/15/25	100,000	98,919
4.125% 9/12/22	100,000	101,282
Western Union
4.25% 6/9/23	150,000	149,721
5.253% 4/1/20	107,000	109,793
William Marsh Rice University 3.574% 5/15/45	100,000	94,522

		5,377,314

Computers–0.61%
Apple
1.55% 8/4/21	250,000	239,912
1.80% 11/13/19	150,000	148,439
1.90% 2/7/20	150,000	148,261
2.00% 5/6/20	100,000	98,625
2.00% 11/13/20	150,000	147,376
2.10% 9/12/22	150,000	143,762
2.15% 2/9/22	250,000	241,820
2.25% 2/23/21	500,000	491,260
2.30% 5/11/22	150,000	145,447
2.40% 1/13/23	150,000	144,869
2.40% 5/3/23	1,072,000	1,031,304
2.45% 8/4/26	250,000	230,790
2.50% 2/9/22	150,000	146,776
2.50% 2/9/25	250,000	236,484
2.70% 5/13/22	100,000	98,334
2.75% 1/13/25	100,000	95,887
2.85% 2/23/23	450,000	443,262

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.90% 9/12/27	400,000	$377,414
3.00% 6/20/27	925,000	881,242
3.00% 11/13/27	200,000	190,067
3.20% 5/13/25	150,000	147,260
3.20% 5/11/27	154,000	149,057
3.25% 2/23/26	415,000	406,038
3.35% 2/9/27	200,000	195,856
3.45% 5/6/24	350,000	350,434
3.45% 2/9/45	125,000	112,430
3.75% 9/12/47	225,000	212,072
3.75% 11/13/47	150,000	141,121
3.85% 5/4/43	350,000	337,678
3.85% 8/4/46	635,000	610,473
4.25% 2/9/47	25,000	25,574
4.375% 5/13/45	100,000	104,223
4.45% 5/6/44	600,000	628,998
4.50% 2/23/36	250,000	269,257
4.65% 2/23/46	530,000	573,933
Dell International
4.42% 6/15/21	900,000	914,130
5.45% 6/15/23	905,000	952,684
6.02% 6/15/26	250,000	267,611
8.10% 7/15/36	135,000	162,416
8.35% 7/15/46	130,000	162,313
DXC Technology 4.75% 4/15/27	300,000	307,607
Hewlett Packard Enterprise
3.60% 10/15/20	550,000	552,497
4.90% 10/15/25	450,000	463,239
6.20% 10/15/35	250,000	257,680
6.35% 10/15/45	250,000	257,741
HP 6.00% 9/15/41	305,000	311,111
IBM Credit
1.80% 1/20/21	100,000	97,060
2.20% 9/8/22	100,000	95,737
2.65% 2/5/21	150,000	148,360
3.00% 2/6/23	150,000	147,549
International Business Machines
1.625% 5/15/20	550,000	538,685
1.875% 8/1/22	600,000	569,151
1.90% 1/27/20	150,000	148,209
2.50% 1/27/22	150,000	146,409
2.875% 11/9/22	150,000	146,930
2.90% 11/1/21	150,000	147,854
3.30% 1/27/27	100,000	97,730
3.45% 2/19/26	150,000	148,386
4.00% 6/20/42	200,000	194,716
5.60% 11/30/39	210,000	251,148
5.875% 11/29/32	120,000	142,713
NetApp 3.375% 6/15/21	150,000	149,551
Seagate HDD Cayman
4.25% 3/1/22	100,000	99,453

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Seagate HDD Cayman (continued)
4.875% 3/1/24	100,000	$98,679

		17,923,084

Construction & Engineering–0.01%
Fluor
3.50% 12/15/24	100,000	97,563
4.25% 9/15/28	150,000	147,189

		244,752

Containers & Packaging–0.05%
Bemis 4.50% 10/15/21	300,000	306,966
Packaging Corporation of America
2.45% 12/15/20	105,000	103,013
3.40% 12/15/27	70,000	65,917
3.90% 6/15/22	50,000	50,463
4.50% 11/1/23	150,000	154,339
Sonoco Products 5.75% 11/1/40	100,000	110,879
WestRock
3.00% 9/15/24	100,000	94,656
3.75% 3/15/25	100,000	98,413
4.00% 3/15/28	100,000	98,521
WestRock MWV 8.20% 1/15/30	150,000	195,175
WestRock RKT 4.90% 3/1/22	200,000	206,633

		1,484,975

Cosmetics & Personal Care–0.14%
Colgate-Palmolive
2.25% 11/15/22	60,000	57,973
2.30% 5/3/22	100,000	97,302
3.70% 8/1/47	55,000	52,072
4.00% 8/15/45	100,000	98,765
Estee Lauder
1.80% 2/7/20	70,000	69,025
3.15% 3/15/27	100,000	95,242
4.15% 3/15/47	65,000	65,363
4.375% 6/15/45	250,000	258,708
Procter & Gamble
1.70% 11/3/21	150,000	144,265
1.85% 2/2/21	300,000	292,272
1.90% 11/1/19	200,000	198,215
2.15% 8/11/22	150,000	144,466
2.30% 2/6/22	250,000	243,302
2.45% 11/3/26	150,000	139,143
2.70% 2/2/26	100,000	94,910
2.85% 8/11/27	150,000	141,716
3.10% 8/15/23	200,000	198,902
Unilever Capital
1.375% 7/28/21	120,000	114,024
1.80% 5/5/20	100,000	98,098
2.00% 7/28/26	100,000	88,492
2.20% 5/5/22	150,000	144,363
2.60% 5/5/24	100,000	95,011

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital (continued)
2.75% 3/22/21	100,000	$99,072
2.90% 5/5/27	150,000	141,491
3.125% 3/22/23	150,000	148,147
3.25% 3/7/24	120,000	118,325
3.375% 3/22/25	100,000	98,572
3.50% 3/22/28	300,000	294,448
4.25% 2/10/21	200,000	205,102
5.90% 11/15/32	133,000	163,033

		4,199,819

Distribution & Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	136,611
4.20% 5/15/47	100,000	98,390
4.60% 6/15/45	55,000	57,364

		292,365

Diversified Financial Services–0.81%
AerCap Ireland Capital
3.50% 5/26/22	150,000	147,295
3.50% 1/15/25	150,000	141,547
3.65% 7/21/27	150,000	137,812
3.95% 2/1/22	600,000	598,799
4.50% 5/15/21	450,000	457,264
4.625% 10/30/20	500,000	509,787
Affiliated Managers Group 4.25% 2/15/24	100,000	101,224
Air Lease
2.50% 3/1/21	60,000	58,642
2.625% 7/1/22	200,000	191,603
3.25% 3/1/25	100,000	93,608
3.375% 6/1/21	100,000	99,419
3.875% 4/1/21	125,000	125,767
3.875% 7/3/23	250,000	248,010
4.25% 9/15/24	300,000	298,889
Aircastle
4.125% 5/1/24	90,000	88,632
5.00% 4/1/23	90,000	92,526
5.125% 3/15/21	90,000	92,434
5.50% 2/15/22	90,000	93,619
6.25% 12/1/19	95,000	98,011
7.625% 4/15/20	55,000	58,235
American Express
2.20% 10/30/20	180,000	176,291
2.50% 8/1/22	250,000	239,870
2.65% 12/2/22	115,000	110,848
3.00% 10/30/24	300,000	286,954
3.375% 5/17/21	250,000	250,297
3.40% 2/27/23	200,000	197,047
3.70% 8/3/23	150,000	149,406
4.05% 12/3/42	135,000	130,242

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Credit
1.70% 10/30/19	115,000	$113,592
2.20% 3/3/20	100,000	98,901
2.25% 5/5/21	700,000	682,579
2.375% 5/26/20	800,000	790,280
2.60% 9/14/20	200,000	198,243
2.70% 3/3/22	100,000	97,480
3.30% 5/3/27	230,000	221,258
Ameriprise Financial
2.875% 9/15/26	100,000	92,879
5.30% 3/15/20	200,000	206,255
BGC Partners 5.375% 7/24/23	100,000	100,098
BlackRock
3.20% 3/15/27	167,000	161,120
3.375% 6/1/22	150,000	150,679
5.00% 12/10/19	100,000	102,534
BOC Aviation 3.00% 5/23/22	500,000	480,868
Brookfield Finance
3.90% 1/25/28	100,000	95,235
4.00% 4/1/24	100,000	99,725
4.70% 9/20/47	150,000	144,394
Cboe Global Markets 3.65% 1/12/27	100,000	95,959
Charles Schwab
3.00% 3/10/25	100,000	95,816
3.20% 3/2/27	100,000	95,255
3.25% 5/21/21	135,000	135,068
3.45% 2/13/26	70,000	68,375
3.85% 5/21/25	200,000	201,586
4.45% 7/22/20	100,000	102,515
CME Group
3.00% 9/15/22	300,000	295,964
3.75% 6/15/28	100,000	100,116
4.15% 6/15/48	75,000	74,705
5.30% 9/15/43	100,000	115,445
Discover Financial Services
3.75% 3/4/25	100,000	95,458
3.95% 11/6/24	100,000	97,901
4.10% 2/9/27	115,000	110,119
5.20% 4/27/22	100,000	103,602
E*TRADE Financial
2.95% 8/24/22	75,000	72,599
3.80% 8/24/27	35,000	33,329
4.50% 6/20/28	100,000	100,601
Eaton Vance 3.50% 4/6/27	100,000	96,041
Franklin Resources 2.85% 3/30/25	100,000	94,878
GE Capital International Funding Co. Unlimited 2.342% 11/15/20	1,100,000	1,075,157
GE Capital International Funding Unlimited 4.418% 11/15/35	1,354,000	1,276,567
Genpact Luxembourg 3.70% 4/1/22	50,000	48,862
Intercontinental Exchange 2.35% 9/15/22	250,000	240,262

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange (continued)
2.75% 12/1/20	85,000	$84,296
3.10% 9/15/27	250,000	236,501
3.45% 9/21/23	60,000	59,747
3.75% 12/1/25	85,000	84,966
3.75% 9/21/28	105,000	104,025
4.00% 10/15/23	200,000	204,033
4.25% 9/21/48	150,000	147,357
Invesco Finance
3.75% 1/15/26	100,000	98,453
4.00% 1/30/24	500,000	501,951
Janus Capital Group 4.875% 8/1/25	150,000	153,129
Jefferies Group
4.85% 1/15/27	310,000	305,306
5.125% 1/20/23	150,000	155,246
6.25% 1/15/36	100,000	101,414
Lazard Group
3.625% 3/1/27	100,000	93,424
3.75% 2/13/25	100,000	96,578
4.25% 11/14/20	41,000	41,647
Legg Mason
4.75% 3/15/26	150,000	153,283
5.625% 1/15/44	100,000	101,496
Mastercard
2.00% 11/21/21	100,000	96,695
2.95% 11/21/26	150,000	143,100
3.375% 4/1/24	500,000	500,288
3.80% 11/21/46	100,000	96,051
Nasdaq
3.85% 6/30/26	45,000	43,488
5.55% 1/15/20	100,000	103,018
National Rural Utilities Cooperative Finance
2.30% 11/1/20	100,000	98,206
2.30% 9/15/22	70,000	67,220
2.35% 6/15/20	300,000	296,248
2.40% 4/25/22	50,000	48,342
2.70% 2/15/23	50,000	48,495
2.90% 3/15/21	70,000	69,537
2.95% 2/7/24	60,000	58,121
3.05% 4/25/27	100,000	94,601
3.25% 11/1/25	100,000	97,428
4.023% 11/1/32	100,000	99,879
µ4.75% 4/30/43	100,000	101,202
8.00% 3/1/32	150,000	205,895
Nomura Holdings 6.70% 3/4/20	83,000	86,692
ORIX
2.90% 7/18/22	90,000	87,081
3.25% 12/4/24	100,000	95,283
3.70% 7/18/27	100,000	95,955
Private Export Funding
2.45% 7/15/24	250,000	241,087
4.30% 12/15/21	100,000	103,697

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Raymond James Financial 4.95% 7/15/46	50,000	$50,947
Synchrony Financial
2.70% 2/3/20	500,000	494,552
3.70% 8/4/26	200,000	180,941
4.25% 8/15/24	150,000	145,106
4.50% 7/23/25	100,000	96,617
TD Ameritrade Holding
2.95% 4/1/22	250,000	245,300
3.30% 4/1/27	90,000	86,294
Visa
2.15% 9/15/22	45,000	43,174
2.20% 12/14/20	500,000	491,505
2.75% 9/15/27	75,000	69,916
2.80% 12/14/22	300,000	294,219
3.15% 12/14/25	750,000	727,912
3.65% 9/15/47	375,000	350,194
4.15% 12/14/35	115,000	118,949
4.30% 12/14/45	530,000	549,333
Washington Prime Group 5.95% 8/15/24	70,000	66,331

		23,648,129

Electric–1.65%
AEP Transmission 3.75% 12/1/47	100,000	91,631
Alabama Power
2.45% 3/30/22	100,000	96,964
3.70% 12/1/47	100,000	90,495
3.75% 3/1/45	150,000	137,835
4.30% 1/2/46	150,000	149,664
4.30% 7/15/48	65,000	65,289
6.125% 5/15/38	100,000	121,410
Ameren
2.70% 11/15/20	50,000	49,277
3.65% 2/15/26	50,000	48,674
Ameren Illinois
3.70% 12/1/47	100,000	93,143
3.80% 5/15/28	100,000	100,692
American Electric Power
2.15% 11/13/20	70,000	68,543
2.95% 12/15/22	125,000	122,314
3.20% 11/13/27	100,000	93,864
Appalachian Power 4.60% 3/30/21	150,000	153,946
Arizona Public Service
2.95% 9/15/27	50,000	46,745
3.15% 5/15/25	100,000	96,512
4.35% 11/15/45	100,000	100,652
4.50% 4/1/42	100,000	103,261
5.05% 9/1/41	100,000	110,331
Avangrid 3.15% 12/1/24	150,000	143,182
Avista 4.35% 6/1/48	100,000	100,204
Baltimore Gas & Electric 3.35% 7/1/23	100,000	99,050

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas & Electric (continued)
3.50% 8/15/46	200,000	$176,512
3.75% 8/15/47	100,000	91,984
6.35% 10/1/36	100,000	122,293
Berkshire Hathaway Energy
2.375% 1/15/21	70,000	68,892
2.80% 1/15/23	125,000	121,656
3.25% 4/15/28	125,000	118,488
3.75% 11/15/23	200,000	202,161
3.80% 7/15/48	70,000	63,502
4.45% 1/15/49	150,000	150,205
5.15% 11/15/43	200,000	217,509
5.95% 5/15/37	125,000	148,318
6.125% 4/1/36	247,000	299,863
Black Hills
3.15% 1/15/27	100,000	92,106
3.95% 1/15/26	50,000	49,024
4.20% 9/15/46	100,000	92,595
4.25% 11/30/23	100,000	101,521
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	238,865
2.40% 9/1/26	350,000	317,917
3.00% 2/1/27	100,000	94,613
Cleco Corporate Holdings
3.743% 5/1/26	100,000	94,550
4.973% 5/1/46	70,000	69,087
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	115,822
CMS Energy
3.00% 5/15/26	40,000	37,491
3.45% 8/15/27	100,000	96,044
4.875% 3/1/44	100,000	105,966
Commonwealth Edison
2.55% 6/15/26	100,000	91,821
3.40% 9/1/21	100,000	100,339
3.65% 6/15/46	100,000	90,822
3.70% 8/15/28	45,000	44,941
4.00% 3/1/48	250,000	241,855
6.45% 1/15/38	100,000	126,460
Connecticut Light & Power
4.00% 4/1/48	200,000	197,590
4.15% 6/1/45	75,000	75,407
4.30% 4/15/44	130,000	133,306
Consolidated Edison Co. of New York
3.80% 5/15/28	100,000	100,695
3.95% 3/1/43	150,000	143,883
4.30% 12/1/56	100,000	95,726
4.45% 3/15/44	200,000	205,196
4.50% 12/1/45	100,000	102,425
4.625% 12/1/54	500,000	509,955
5.50% 12/1/39	250,000	289,552
5.85% 3/15/36	100,000	118,051

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York (continued)
6.30% 8/15/37	20,000	$24,939
6.75% 4/1/38	25,000	32,735
Consumers Energy
2.85% 5/15/22	100,000	98,607
3.25% 8/15/46	100,000	85,728
3.375% 8/15/23	200,000	198,983
3.95% 5/15/43	150,000	146,402
5.65% 4/15/20	100,000	103,666
Delmarva Power & Light
3.50% 11/15/23	150,000	149,349
4.15% 5/15/45	50,000	48,921
Dominion Energy
2.00% 8/15/21	40,000	38,250
2.50% 12/1/19	400,000	397,011
2.75% 1/15/22	150,000	146,155
2.75% 9/15/22	250,000	241,284
2.85% 8/15/26	60,000	54,721
4.45% 3/15/21	100,000	101,917
4.90% 8/1/41	60,000	61,712
5.95% 6/15/35	25,000	28,148
DTE Electric
3.65% 3/15/24	250,000	250,581
3.70% 6/1/46	50,000	46,271
3.75% 8/15/47	100,000	93,063
4.05% 5/15/48	100,000	98,658
DTE Energy
2.40% 12/1/19	150,000	148,401
2.85% 10/1/26	200,000	183,684
3.30% 6/15/22	200,000	197,355
3.50% 6/1/24	100,000	98,581
Duke Energy
1.80% 9/1/21	150,000	143,564
2.40% 8/15/22	200,000	191,512
2.65% 9/1/26	165,000	149,446
3.15% 8/15/27	250,000	232,948
3.75% 9/1/46	190,000	167,651
3.95% 8/15/47	200,000	181,007
4.80% 12/15/45	100,000	103,432
Duke Energy Carolinas
2.95% 12/1/26	350,000	332,730
3.05% 3/15/23	150,000	147,706
3.90% 6/15/21	100,000	101,902
3.95% 3/15/48	150,000	143,452
4.00% 9/30/42	150,000	145,601
4.30% 6/15/20	100,000	102,295
5.30% 2/15/40	100,000	113,954
6.10% 6/1/37	170,000	206,450
Duke Energy Florida
3.20% 1/15/27	150,000	143,714
3.85% 11/15/42	100,000	94,937
6.40% 6/15/38	300,000	385,171

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Florida Project Finance 2.538% 9/1/29	100,000	$90,958
Duke Energy Indiana
3.75% 5/15/46	150,000	137,509
6.12% 10/15/35	100,000	121,508
6.45% 4/1/39	130,000	167,093
Duke Energy Ohio
3.70% 6/15/46	68,000	62,302
3.80% 9/1/23	500,000	506,386
Duke Energy Progress
3.375% 9/1/23	50,000	49,891
3.60% 9/15/47	250,000	224,397
3.70% 9/1/28	100,000	99,277
4.10% 3/15/43	100,000	98,369
6.30% 4/1/38	250,000	313,063
Edison International 2.95% 3/15/23	250,000	239,838
El Paso Electric 5.00% 12/1/44	150,000	152,616
Emera US Finance
2.70% 6/15/21	100,000	97,139
3.55% 6/15/26	100,000	94,341
4.75% 6/15/46	105,000	102,706
Enel Americas 4.00% 10/25/26	35,000	33,408
Enel Chile 4.875% 6/12/28	150,000	151,710
Enel Generacion Chile 4.25% 4/15/24	100,000	99,451
Entergy
2.95% 9/1/26	90,000	82,834
5.125% 9/15/20	100,000	102,668
Entergy Arkansas
3.50% 4/1/26	60,000	59,178
3.70% 6/1/24	200,000	201,014
Entergy Louisiana
2.40% 10/1/26	100,000	90,203
3.25% 4/1/28	150,000	142,856
4.00% 3/15/33	95,000	95,384
4.05% 9/1/23	150,000	153,423
4.95% 1/15/45	110,000	110,787
Entergy Mississippi 2.85% 6/1/28	50,000	45,789
Evergy 4.85% 6/1/21	50,000	51,088
Eversource Energy
2.50% 3/15/21	100,000	98,292
2.75% 3/15/22	100,000	97,955
2.90% 10/1/24	100,000	95,066
3.15% 1/15/25	100,000	96,277
3.30% 1/15/28	100,000	94,476
4.50% 11/15/19	110,000	111,732
Exelon 2.45% 4/15/21	65,000	63,208
2.85% 6/15/20	150,000	148,742
3.40% 4/15/26	100,000	95,845
3.497% 6/1/22	200,000	196,677
4.45% 4/15/46	100,000	97,322
4.95% 6/15/35	105,000	110,382

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon (continued)
5.10% 6/15/45	105,000	$111,099
5.15% 12/1/20	200,000	205,897
Exelon Generation
4.25% 6/15/22	250,000	253,925
5.60% 6/15/42	292,000	299,997
6.25% 10/1/39	100,000	109,203
FirstEnergy
2.85% 7/15/22	60,000	58,053
3.90% 7/15/27	125,000	121,818
4.25% 3/15/23	130,000	132,148
4.85% 7/15/47	55,000	56,166
7.375% 11/15/31	230,000	297,539
Florida Power & Light
3.125% 12/1/25	250,000	242,891
3.70% 12/1/47	100,000	92,329
3.80% 12/15/42	100,000	95,397
3.95% 3/1/48	250,000	245,435
4.05% 6/1/42	150,000	148,513
4.125% 6/1/48	100,000	100,490
5.69% 3/1/40	50,000	60,192
5.95% 2/1/38	200,000	244,926
5.96% 4/1/39	100,000	123,868
Fortis
2.10% 10/4/21	125,000	119,500
3.055% 10/4/26	200,000	183,839
Georgia Power
2.40% 4/1/21	50,000	48,699
3.25% 4/1/26	50,000	47,300
4.25% 12/1/19	80,000	81,185
4.30% 3/15/42	200,000	190,617
4.30% 3/15/43	100,000	94,978
4.75% 9/1/40	100,000	101,006
Hydro-Quebec
8.05% 7/7/24	250,000	306,269
8.50% 12/1/29	115,000	165,278
Iberdrola International 6.75% 7/15/36	100,000	120,906
Indiana Michigan Power
3.75% 7/1/47	100,000	91,383
3.85% 5/15/28	150,000	149,778
4.25% 8/15/48	50,000	49,466
Interstate Power & Light 6.25% 7/15/39	130,000	163,724
ITC Holdings
2.70% 11/15/22	100,000	96,014
3.25% 6/30/26	90,000	84,846
3.35% 11/15/27	100,000	94,312
3.65% 6/15/24	75,000	73,693
Kansas City Power & Light
3.65% 8/15/25	250,000	246,223
4.20% 6/15/47	100,000	96,266
Kentucky Utilities 3.25% 11/1/20	100,000	100,287

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Kentucky Utilities (continued)
5.125% 11/1/40	100,000	$113,915
MidAmerican Energy
3.10% 5/1/27	100,000	95,379
3.50% 10/15/24	100,000	99,932
3.95% 8/1/47	100,000	96,164
4.40% 10/15/44	100,000	102,678
4.80% 9/15/43	250,000	271,241
5.75% 11/1/35	25,000	29,679
Mississippi Power 3.95% 3/30/28	100,000	98,050
Nevada Power 6.75% 7/1/37	100,000	128,120
NextEra Energy Capital Holdings
3.342% 9/1/20	50,000	50,133
4.50% 6/1/21	100,000	101,952
Northern States Power
2.20% 8/15/20	100,000	98,303
2.60% 5/15/23	100,000	96,486
3.60% 5/15/46	50,000	45,568
3.60% 9/15/47	100,000	91,003
4.00% 8/15/45	100,000	98,329
5.35% 11/1/39	40,000	46,339
6.20% 7/1/37	100,000	126,006
NorthWestern 4.176% 11/15/44	150,000	147,631
NSTAR Electric 3.20% 5/15/27	100,000	95,872
Oglethorpe Power
4.25% 4/1/46	75,000	70,606
5.95% 11/1/39	100,000	118,047
Ohio Edison 6.875% 7/15/36	100,000	129,148
Ohio Power 4.15% 4/1/48	100,000	99,268
Oklahoma Gas & Electric
3.80% 8/15/28	100,000	98,527
4.15% 4/1/47	50,000	47,853
Oncor Electric Delivery
2.95% 4/1/25	100,000	96,094
3.70% 11/15/28	100,000	99,792
3.75% 4/1/45	100,000	94,787
4.10% 6/1/22	100,000	102,222
4.10% 11/15/48	100,000	99,309
4.55% 12/1/41	150,000	159,929
5.30% 6/1/42	200,000	231,138
7.00% 9/1/22	100,000	113,124
7.00% 5/1/32	50,000	64,532
Pacific Gas & Electric
2.95% 3/1/26	100,000	91,224
3.25% 6/15/23	250,000	241,670
3.30% 12/1/27	100,000	91,600
3.40% 8/15/24	150,000	143,330
3.50% 6/15/25	350,000	334,428
3.95% 12/1/47	100,000	87,281
4.00% 12/1/46	100,000	87,923
4.30% 3/15/45	210,000	192,941
4.65% 8/1/28	100,000	100,908

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric (continued)
5.125% 11/15/43	200,000	$205,813
6.05% 3/1/34	500,000	569,793
6.25% 3/1/39	300,000	346,844
PacifiCorp
2.95% 6/1/23	100,000	97,584
4.10% 2/1/42	100,000	98,205
4.125% 1/15/49	70,000	68,914
5.75% 4/1/37	100,000	119,106
6.00% 1/15/39	100,000	124,072
6.35% 7/15/38	25,000	31,641
7.70% 11/15/31	100,000	135,214
PECO Energy
3.15% 10/15/25	500,000	482,671
3.90% 3/1/48	160,000	152,963
5.95% 10/1/36	100,000	122,851
Potomac Electric Power 4.15% 3/15/43	100,000	98,903
PPL Capital Funding
3.40% 6/1/23	200,000	196,671
3.50% 12/1/22	100,000	99,085
3.95% 3/15/24	200,000	199,674
4.00% 9/15/47	100,000	90,354
4.20% 6/15/22	150,000	152,055
PPL Electric Utilities
3.00% 9/15/21	100,000	99,354
4.125% 6/15/44	100,000	98,735
4.15% 10/1/45	250,000	247,768
6.25% 5/15/39	30,000	37,821
Progress Energy
6.00% 12/1/39	50,000	59,968
7.75% 3/1/31	150,000	196,762
PSEG Power
3.85% 6/1/23	100,000	99,734
5.125% 4/15/20	60,000	61,411
Public Service Co. of Colorado
3.20% 11/15/20	100,000	100,134
3.80% 6/15/47	200,000	190,069
6.25% 9/1/37	100,000	125,734
Public Service Electric & Gas
1.90% 3/15/21	50,000	48,513
2.375% 5/15/23	200,000	189,802
3.00% 5/15/25	100,000	95,892
3.00% 5/15/27	300,000	284,198
3.60% 12/1/47	50,000	45,797
3.70% 5/1/28	100,000	99,486
3.80% 3/1/46	100,000	95,145
4.05% 5/1/48	100,000	99,602
5.50% 3/1/40	100,000	117,863
Public Service Enterprise Group 2.00% 11/15/21	200,000	190,610
Puget Energy
3.65% 5/15/25	200,000	193,229

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy (continued)
6.00% 9/1/21	200,000	$212,755
Puget Sound Energy
4.223% 6/15/48	65,000	65,426
5.638% 4/15/41	80,000	95,863
5.795% 3/15/40	100,000	122,022
San Diego Gas & Electric
3.00% 8/15/21	175,000	173,624
3.60% 9/1/23	200,000	200,997
4.15% 5/15/48	100,000	98,245
6.00% 6/1/39	110,000	134,501
Sempra Energy
1.625% 10/7/19	70,000	69,003
2.40% 2/1/20	65,000	64,210
2.40% 3/15/20	250,000	246,695
2.85% 11/15/20	100,000	98,847
2.875% 10/1/22	150,000	145,575
2.90% 2/1/23	35,000	33,816
3.40% 2/1/28	95,000	89,098
3.75% 11/15/25	100,000	97,402
3.80% 2/1/38	150,000	135,776
4.00% 2/1/48	95,000	85,178
6.00% 10/15/39	125,000	144,159
Sierra Pacific Power 2.60% 5/1/26	400,000	369,305
South Carolina Electric & Gas
3.50% 8/15/21	110,000	110,123
4.25% 8/15/28	135,000	134,725
4.50% 6/1/64	35,000	32,228
6.05% 1/15/38	225,000	255,120
Southern
2.35% 7/1/21	250,000	242,568
2.75% 6/15/20	100,000	99,066
2.95% 7/1/23	75,000	72,125
3.25% 7/1/26	250,000	233,556
4.25% 7/1/36	85,000	81,087
4.40% 7/1/46	250,000	239,074
Southern California Edison
2.90% 3/1/21	100,000	99,092
3.50% 10/1/23	150,000	149,169
3.65% 3/1/28	100,000	97,803
3.875% 6/1/21	70,000	70,694
3.90% 3/15/43	100,000	92,859
4.00% 4/1/47	100,000	94,163
4.05% 3/15/42	300,000	283,768
4.125% 3/1/48	150,000	143,744
4.50% 9/1/40	100,000	101,183
4.65% 10/1/43	100,000	104,079
5.95% 2/1/38	25,000	29,526
6.00% 1/15/34	200,000	233,227
6.05% 3/15/39	170,000	201,124
6.65% 4/1/29	100,000	117,505

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern Power
1.95% 12/15/19	100,000	$98,662
2.375% 6/1/20	100,000	98,405
2.50% 12/15/21	100,000	96,871
4.15% 12/1/25	200,000	197,594
4.95% 12/15/46	100,000	98,847
5.25% 7/15/43	120,000	122,588
Southwestern Electric Power
2.75% 10/1/26	150,000	137,435
3.85% 2/1/48	100,000	89,948
3.90% 4/1/45	300,000	273,220
6.20% 3/15/40	200,000	239,077
Tampa Electric
4.10% 6/15/42	100,000	94,947
4.35% 5/15/44	50,000	48,840
TransAlta 6.50% 3/15/40	250,000	246,947
Union Electric
2.95% 6/15/27	100,000	93,719
3.50% 4/15/24	100,000	99,158
3.65% 4/15/45	100,000	92,403
3.90% 9/15/42	250,000	240,719
4.00% 4/1/48	100,000	97,199
8.45% 3/15/39	80,000	120,026
Virginia Electric & Power
2.75% 3/15/23	200,000	193,870
2.95% 11/15/26	100,000	94,031
3.15% 1/15/26	70,000	67,386
3.50% 3/15/27	150,000	146,760
3.80% 4/1/28	100,000	99,968
3.80% 9/15/47	100,000	92,372
4.00% 11/15/46	45,000	42,737
4.45% 2/15/44	325,000	330,215
4.65% 8/15/43	150,000	158,190
6.00% 5/15/37	25,000	30,210
6.35% 11/30/37	100,000	125,862
8.875% 11/15/38	100,000	155,775
WEC Energy Group
2.45% 6/15/20	50,000	49,405
3.375% 6/15/21	65,000	65,056
3.55% 6/15/25	50,000	49,164
Westar Energy
2.55% 7/1/26	50,000	45,854
4.10% 4/1/43	300,000	295,018
4.25% 12/1/45	50,000	49,792
Wisconsin Electric Power 2.95% 9/15/21	100,000	98,616
Wisconsin Public Service 4.752% 11/1/44	200,000	216,254
Xcel Energy
2.40% 3/15/21	100,000	98,021
2.60% 3/15/22	100,000	97,043
3.30% 6/1/25	100,000	96,797

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy (continued)
3.35% 12/1/26	100,000	$96,110
4.70% 5/15/20	100,000	101,782
6.50% 7/1/36	100,000	127,099

		48,198,493

Electrical Components & Equipment–0.02%
Emerson Electric
2.625% 12/1/21	100,000	98,828
3.15% 6/1/25	150,000	145,138
4.25% 11/15/20	50,000	51,041
5.25% 11/15/39	50,000	56,499
Hubbell 3.35% 3/1/26	150,000	141,899

		493,405

Electronics–0.15%
Agilent Technologies
3.875% 7/15/23	150,000	149,773
5.00% 7/15/20	100,000	103,027
Allegion U.S. Holding 3.20% 10/1/24	150,000	140,354
Allegion US Holding 3.55% 10/1/27	150,000	136,633
Amphenol
2.20% 4/1/20	50,000	49,139
3.20% 4/1/24	100,000	96,041
Arrow Electronics
3.50% 4/1/22	100,000	98,355
3.875% 1/12/28	200,000	186,650
Avnet
3.75% 12/1/21	50,000	49,890
4.625% 4/15/26	50,000	49,749
4.875% 12/1/22	100,000	102,697
Corning
2.90% 5/15/22	150,000	146,846
4.25% 8/15/20	65,000	65,826
4.75% 3/15/42	250,000	250,382
5.75% 8/15/40	25,000	28,137
Flex 4.75% 6/15/25	125,000	125,817
FLIR Systems 3.125% 6/15/21	50,000	49,229
Fortive
2.35% 6/15/21	100,000	96,950
3.15% 6/15/26	150,000	139,883
4.30% 6/15/46	50,000	47,768
Honeywell International
1.40% 10/30/19	200,000	197,145
1.85% 11/1/21	200,000	192,514
2.50% 11/1/26	200,000	185,307
3.35% 12/1/23	200,000	199,906
3.812% 11/21/47	315,000	300,263
4.25% 3/1/21	50,000	51,432
Jabil 3.95% 1/12/28	110,000	103,334
Keysight Technologies 4.55% 10/30/24	250,000	252,956

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Keysight Technologies (continued)
4.60% 4/6/27	60,000	$60,104
Tech Data
3.70% 2/15/22	100,000	97,959
4.95% 2/15/27	100,000	97,663
Trimble
4.15% 6/15/23	100,000	100,165
4.75% 12/1/24	100,000	101,387
4.90% 6/15/28	100,000	100,757
Tyco Electronics Group
3.50% 2/3/22	150,000	149,989
3.70% 2/15/26	100,000	97,817

		4,401,844

Entertainment–0.02%
GLP Capital
4.875% 11/1/20	210,000	214,496
5.25% 6/1/25	75,000	76,590
5.375% 11/1/23	75,000	77,789
5.375% 4/15/26	145,000	147,611
5.75% 6/1/28	75,000	77,531

		594,017

Environmental Control–0.06%
Republic Services
2.90% 7/1/26	110,000	102,504
3.20% 3/15/25	250,000	240,880
3.375% 11/15/27	60,000	57,332
3.95% 5/15/28	150,000	149,377
4.75% 5/15/23	100,000	104,301
5.25% 11/15/21	100,000	105,299
Waste Management
2.40% 5/15/23	100,000	95,462
3.125% 3/1/25	100,000	97,099
3.15% 11/15/27	100,000	95,368
3.50% 5/15/24	250,000	247,224
3.90% 3/1/35	550,000	538,938
4.10% 3/1/45	55,000	54,257

		1,888,041

Food–0.43%
Campbell Soup
2.50% 8/2/22	61,000	57,920
3.30% 3/15/21	135,000	133,793
3.65% 3/15/23	200,000	196,353
3.95% 3/15/25	150,000	145,223
4.15% 3/15/28	200,000	191,275
4.25% 4/15/21	250,000	254,211
4.80% 3/15/48	65,000	59,506
Conagra Brands
3.20% 1/25/23	196,000	190,267
8.25% 9/15/30	100,000	128,199
Flowers Foods 3.50% 10/1/26	105,000	97,838

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
General Mills
2.20% 10/21/19	300,000	$297,879
3.15% 12/15/21	200,000	197,961
3.20% 4/16/21	25,000	24,853
3.20% 2/10/27	150,000	137,794
3.65% 2/15/24	111,000	109,331
3.70% 10/17/23	75,000	74,626
4.00% 4/17/25	100,000	99,120
4.20% 4/17/28	75,000	73,996
4.55% 4/17/38	50,000	48,083
4.70% 4/17/48	60,000	57,784
5.40% 6/15/40	45,000	47,032
Hershey
2.30% 8/15/26	100,000	90,232
3.375% 5/15/23	100,000	99,921
4.125% 12/1/20	200,000	204,699
Ingredion 3.20% 10/1/26	100,000	92,921
JM Smucker
2.20% 12/6/19	50,000	49,499
2.50% 3/15/20	100,000	99,079
3.00% 3/15/22	150,000	146,753
3.375% 12/15/27	100,000	92,855
3.50% 3/15/25	150,000	144,555
4.25% 3/15/35	100,000	94,614
4.375% 3/15/45	50,000	46,177
Kellogg
2.65% 12/1/23	200,000	190,400
3.125% 5/17/22	150,000	147,924
3.25% 4/1/26	95,000	89,630
3.40% 11/15/27	200,000	186,256
4.00% 12/15/20	64,000	65,033
4.30% 5/15/28	150,000	149,262
4.50% 4/1/46	100,000	95,386
Koninklijke Ahold Delhaize 5.70% 10/1/40	500,000	545,468
Kraft Heinz Foods
2.80% 7/2/20	550,000	545,538
3.00% 6/1/26	575,000	525,744
3.375% 6/15/21	40,000	39,814
3.50% 6/6/22	150,000	149,195
3.50% 7/15/22	200,000	198,652
3.95% 7/15/25	150,000	148,032
4.00% 6/15/23	200,000	200,780
4.375% 6/1/46	790,000	700,377
4.625% 1/30/29	150,000	150,055
5.00% 7/15/35	105,000	104,012
5.00% 6/4/42	250,000	239,519
5.20% 7/15/45	85,000	83,384
5.375% 2/10/20	250,000	257,190
6.50% 2/9/40	150,000	168,549
Kroger
2.60% 2/1/21	50,000	49,049

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
Kroger (continued)
3.30% 1/15/21	250,000	$250,152
3.40% 4/15/22	50,000	49,620
3.50% 2/1/26	100,000	95,834
4.45% 2/1/47	500,000	459,594
5.00% 4/15/42	100,000	99,345
6.90% 4/15/38	100,000	119,372
7.50% 4/1/31	250,000	303,509
McCormick & Co.
2.70% 8/15/22	150,000	145,433
3.15% 8/15/24	100,000	96,233
3.40% 8/15/27	150,000	143,028
4.20% 8/15/47	20,000	18,985
Mondelez International
3.00% 5/7/20	100,000	99,769
3.625% 5/7/23	100,000	99,545
4.125% 5/7/28	100,000	99,008
4.625% 5/7/48	100,000	97,513
Sysco
2.50% 7/15/21	105,000	102,604
2.60% 10/1/20	250,000	247,005
3.25% 7/15/27	200,000	188,279
3.30% 7/15/26	100,000	95,735
3.55% 3/15/25	100,000	97,977
3.75% 10/1/25	125,000	123,555
4.45% 3/15/48	100,000	97,912
4.50% 4/1/46	75,000	74,125
4.85% 10/1/45	85,000	88,169
Tyson Foods
2.25% 8/23/21	65,000	62,605
3.55% 6/2/27	155,000	146,507
3.95% 8/15/24	240,000	239,744
4.55% 6/2/47	105,000	97,938

		12,652,693

Gas–0.12%
Atmos Energy
3.00% 6/15/27	65,000	61,509
4.125% 10/15/44	150,000	147,176
CenterPoint Energy Resources
3.55% 4/1/23	100,000	99,133
4.00% 4/1/28	100,000	98,724
4.10% 9/1/47	45,000	41,467
4.50% 1/15/21	65,000	66,194
5.85% 1/15/41	115,000	133,218
Dominion Energy Gas Holdings
2.50% 12/15/19	50,000	49,636
3.60% 12/15/24	25,000	24,466
4.60% 12/15/44	200,000	197,184
4.80% 11/1/43	94,000	95,416
National Fuel Gas
3.75% 3/1/23	156,000	153,109

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas (continued)
National Fuel Gas (continued)
3.95% 9/15/27	200,000	$184,755
NiSource
2.65% 11/17/22	165,000	157,614
3.49% 5/15/27	100,000	95,014
3.65% 6/15/23	300,000	296,575
3.95% 3/30/48	150,000	135,189
4.375% 5/15/47	100,000	95,879
4.80% 2/15/44	100,000	101,587
5.25% 2/15/43	59,000	62,607
ONE Gas
3.61% 2/1/24	100,000	99,216
4.658% 2/1/44	50,000	52,486
Piedmont Natural Gas
3.64% 11/1/46	50,000	44,466
4.65% 8/1/43	50,000	52,153
Southern California Gas
2.60% 6/15/26	100,000	92,083
3.15% 9/15/24	100,000	97,668
4.125% 6/1/48	100,000	99,389
Southern Gas Capital
3.95% 10/1/46	200,000	177,059
4.40% 6/1/43	100,000	96,441
4.40% 5/30/47	200,000	191,248
5.875% 3/15/41	70,000	80,098
Southwest Gas 3.70% 4/1/28	100,000	98,053
Washington Gas Light 3.796% 9/15/46	70,000	65,416

		3,542,228

Hand & Machine Tools–0.01%
Snap-on 4.10% 3/1/48	85,000	83,493
Stanley Black & Decker
2.90% 11/1/22	150,000	146,857
5.20% 9/1/40	100,000	109,775

		340,125

Health Care Products–0.47%
Abbott Laboratories
2.80% 9/15/20	100,000	99,081
2.90% 11/30/21	500,000	494,119
3.25% 4/15/23	200,000	198,621
3.40% 11/30/23	300,000	299,195
3.75% 11/30/26	600,000	599,361
3.875% 9/15/25	120,000	120,954
4.75% 11/30/36	350,000	373,612
4.90% 11/30/46	400,000	436,115
5.30% 5/27/40	250,000	278,365
6.00% 4/1/39	50,000	59,702
6.15% 11/30/37	50,000	60,335
Baxter International
1.70% 8/15/21	100,000	95,239
2.60% 8/15/26	150,000	136,577

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Baxter International (continued)
3.50% 8/15/46	100,000	$84,255
Becton Dickinson and Co.
2.404% 6/5/20	70,000	68,965
2.675% 12/15/19	127,000	126,324
2.894% 6/6/22	135,000	131,366
3.125% 11/8/21	700,000	689,384
3.25% 11/12/20	100,000	99,714
3.363% 6/6/24	150,000	145,112
3.70% 6/6/27	300,000	287,396
3.734% 12/15/24	350,000	343,250
4.669% 6/6/47	125,000	124,118
5.00% 11/12/40	35,000	35,612
Boston Scientific
2.85% 5/15/20	100,000	99,320
3.85% 5/15/25	100,000	99,623
4.00% 3/1/28	200,000	197,990
6.00% 1/15/20	100,000	103,522
7.375% 1/15/40	201,000	265,004
Covidien International Finance
3.20% 6/15/22	150,000	148,559
4.20% 6/15/20	100,000	101,791
6.55% 10/15/37	100,000	127,358
Danaher
3.35% 9/15/25	125,000	122,986
4.375% 9/15/45	115,000	117,334
Koninklijke Philips
5.00% 3/15/42	100,000	109,290
6.875% 3/11/38	50,000	65,280
Life Technologies 6.00% 3/1/20	150,000	155,388
Medtronic
2.75% 4/1/23	1,125,000	1,094,925
3.125% 3/15/22	150,000	149,046
3.50% 3/15/25	575,000	570,708
3.625% 3/15/24	500,000	502,768
4.375% 3/15/35	150,000	155,400
4.50% 3/15/42	100,000	103,470
4.625% 3/15/45	590,000	626,345
5.55% 3/15/40	100,000	116,430
Medtronic Global Holdings 3.35% 4/1/27	150,000	146,610
Stryker
2.625% 3/15/21	150,000	147,820
3.375% 5/15/24	150,000	147,146
3.375% 11/1/25	100,000	96,286
3.50% 3/15/26	75,000	72,657
3.65% 3/7/28	200,000	193,430
4.375% 1/15/20	100,000	101,630
4.375% 5/15/44	100,000	96,875
4.625% 3/15/46	95,000	96,191
Thermo Fisher Scientific 3.00% 4/15/23	105,000	101,905

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific (continued)
3.20% 8/15/27	100,000	$93,693
3.30% 2/15/22	200,000	198,317
3.60% 8/15/21	100,000	100,391
4.10% 8/15/47	100,000	94,121
4.15% 2/1/24	200,000	203,954
4.50% 3/1/21	240,000	246,537
4.70% 5/1/20	100,000	102,046
5.30% 2/1/44	200,000	219,495
Zimmer Biomet Holdings
2.70% 4/1/20	350,000	346,724
3.15% 4/1/22	250,000	245,079
3.55% 4/1/25	180,000	172,958
3.70% 3/19/23	75,000	74,580

		13,717,754

Health Care Services–0.53%
Advocate Health & Hospitals
3.829% 8/15/28	35,000	35,348
4.272% 8/15/48	30,000	30,264
Aetna
2.75% 11/15/22	550,000	530,965
2.80% 6/15/23	135,000	129,492
3.875% 8/15/47	145,000	128,394
6.625% 6/15/36	100,000	122,105
6.75% 12/15/37	100,000	125,783
AHS Hospital 5.024% 7/1/45	50,000	55,844
Anthem
2.50% 11/21/20	65,000	64,004
2.95% 12/1/22	200,000	194,641
3.125% 5/15/22	250,000	246,271
3.35% 12/1/24	150,000	145,657
3.50% 8/15/24	250,000	245,257
3.65% 12/1/27	425,000	404,522
4.101% 3/1/28	350,000	345,385
4.35% 8/15/20	100,000	102,081
4.375% 12/1/47	125,000	119,021
4.55% 3/1/48	350,000	339,764
4.625% 5/15/42	100,000	98,064
4.65% 1/15/43	125,000	123,500
4.65% 8/15/44	100,000	98,761
Ascension Health 3.945% 11/15/46	185,000	179,931
Baylor Scott & White Holdings
3.967% 11/15/46	50,000	47,590
4.185% 11/15/45	95,000	93,829
Children’s Hospital 4.115% 1/1/47	65,000	64,342
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	50,403
Cigna
3.05% 10/15/27	395,000	356,619
3.875% 10/15/47	400,000	342,567
7.875% 5/15/27	21,000	25,895

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
City of Hope 4.378% 8/15/48	75,000	$73,693
Coventry Health Care 5.45% 6/15/21	80,000	83,819
Dartmouth-Hitchcock Health 4.178% 8/1/48	100,000	96,766
Duke University Health System 3.92% 6/1/47	75,000	72,554
Hackensack Meridian Health 4.50% 7/1/57	100,000	102,411
Halfmoon Parent
3.20% 9/17/20	250,000	249,200
3.40% 9/17/21	120,000	119,605
3.75% 7/15/23	275,000	274,456
4.125% 11/15/25	90,000	89,881
4.375% 10/15/28	200,000	199,819
4.80% 8/15/38	145,000	145,863
4.90% 12/15/48	145,000	144,517
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	151,110
Humana
2.50% 12/15/20	50,000	49,104
2.90% 12/15/22	100,000	96,984
3.15% 12/1/22	100,000	97,968
4.625% 12/1/42	175,000	173,902
4.95% 10/1/44	300,000	312,673
Indiana University Health Obligated Group 3.97% 11/1/48	55,000	54,208
Johns Hopkins Health System 3.837% 5/15/46	70,000	66,290
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	120,010
3.50% 4/1/22	50,000	50,122
4.15% 5/1/47	105,000	105,130
Laboratory Corporation of America Holdings
3.25% 9/1/24	100,000	95,909
3.60% 9/1/27	100,000	95,827
4.625% 11/15/20	150,000	153,175
4.70% 2/1/45	500,000	487,121
Mayo Clinic 4.128% 11/15/52	100,000	100,060
McLaren Health Care 4.386% 5/15/48	65,000	64,039
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	127,527
Montefiore Obligated Group 5.246% 11/1/48	70,000	70,201
Mount Sinai Hospitals Group 3.981% 7/1/48	100,000	94,145
New York and Presbyterian Hospital
4.024% 8/1/45	75,000	72,971
4.063% 8/1/56	50,000	47,937
Northwell Healthcare
3.979% 11/1/46	250,000	227,520
4.26% 11/1/47	150,000	142,938
NYU Langone Hospitals 4.368% 7/1/47	100,000	101,160

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
Orlando Health Obligated Group 4.089% 10/1/48	45,000	$43,509
Partners Healthcare System 3.765% 7/1/48	40,000	36,381
Providence St Joseph Health Obligated Group
2.746% 10/1/26	100,000	91,656
3.744% 10/1/47	100,000	90,804
Quest Diagnostics
3.45% 6/1/26	55,000	52,334
3.50% 3/30/25	300,000	289,684
4.75% 1/30/20	60,000	61,287
RWJ Barnabas Health 3.949% 7/1/46	50,000	46,531
SSM Health Care
3.688% 6/1/23	50,000	50,077
3.823% 6/1/27	71,000	70,165
Stanford Health Care 3.795% 11/15/48	30,000	28,468
Texas Health Resources 4.33% 11/15/55	30,000	30,570
Trinity Health 4.125% 12/1/45	25,000	24,048
UnitedHealth Group
1.95% 10/15/20	200,000	195,854
2.125% 3/15/21	200,000	195,359
2.375% 10/15/22	200,000	191,914
2.70% 7/15/20	145,000	144,126
2.75% 2/15/23	107,000	103,847
2.875% 12/15/21	400,000	395,641
2.875% 3/15/23	250,000	243,915
2.95% 10/15/27	250,000	234,441
3.15% 6/15/21	100,000	99,791
3.375% 4/15/27	150,000	145,883
3.45% 1/15/27	100,000	97,993
3.50% 6/15/23	100,000	100,270
3.75% 7/15/25	500,000	502,826
3.75% 10/15/47	200,000	186,748
3.85% 6/15/28	200,000	200,734
4.20% 1/15/47	55,000	54,614
4.25% 3/15/43	100,000	100,054
4.25% 6/15/48	150,000	150,925
4.375% 3/15/42	100,000	101,775
4.625% 11/15/41	200,000	210,417
4.70% 2/15/21	100,000	103,061
4.75% 7/15/45	600,000	643,611
6.50% 6/15/37	150,000	192,296
6.625% 11/15/37	100,000	130,126
6.875% 2/15/38	100,000	133,574

		15,432,223

Home Builders–0.01%
DR Horton
2.55% 12/1/20	50,000	49,002
4.00% 2/15/20	175,000	176,115

		225,117

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Home Furnishings–0.01%
Leggett & Platt
3.40% 8/15/22	50,000	$49,174
3.50% 11/15/27	100,000	93,595
Whirlpool
4.50% 6/1/46	70,000	61,527
4.70% 6/1/22	100,000	103,270

		307,566

Household Products & Wares–0.04%
Church & Dwight
2.45% 12/15/19	100,000	99,282
2.45% 8/1/22	100,000	96,017
3.15% 8/1/27	100,000	92,769
3.95% 8/1/47	100,000	90,472
Clorox
3.10% 10/1/27	150,000	141,184
3.50% 12/15/24	150,000	148,239
3.90% 5/15/28	100,000	99,975
Kimberly-Clark
3.05% 8/15/25	50,000	48,117
3.20% 7/30/46	50,000	42,564
3.90% 5/4/47	100,000	95,991
5.30% 3/1/41	200,000	231,892
6.625% 8/1/37	100,000	131,576

		1,318,078

Housewares–0.04%
Newell Brands
3.15% 4/1/21	100,000	98,455
3.85% 4/1/23	115,000	112,671
3.90% 11/1/25	250,000	232,756
4.20% 4/1/26	120,000	114,241
5.375% 4/1/36	60,000	57,926
5.50% 4/1/46	380,000	362,781
Tupperware Brands 4.75% 6/1/21	100,000	101,946

		1,080,776

Insurance–0.78%
Aflac 4.00% 10/15/46	300,000	277,582
Alleghany
4.90% 9/15/44	95,000	95,055
4.95% 6/27/22	100,000	104,096
Allied World Assurance Holdings 4.35% 10/29/25	100,000	97,473
Allstate
3.28% 12/15/26	150,000	144,699
4.20% 12/15/46	150,000	146,313
4.50% 6/15/43	100,000	102,115
5.55% 5/9/35	150,000	171,399
µ5.75% 8/15/53	225,000	232,313
American Financial Group
3.50% 8/15/26	65,000	60,610
4.50% 6/15/47	150,000	140,463

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group
3.30% 3/1/21	85,000	$84,873
3.75% 7/10/25	70,000	68,173
3.90% 4/1/26	600,000	587,515
4.20% 4/1/28	100,000	99,140
4.50% 7/16/44	500,000	473,645
4.70% 7/10/35	100,000	100,175
4.75% 4/1/48	200,000	197,385
4.80% 7/10/45	100,000	99,332
4.875% 6/1/22	500,000	521,460
6.40% 12/15/20	200,000	212,905
Aon
2.80% 3/15/21	150,000	147,410
3.50% 6/14/24	100,000	97,655
3.875% 12/15/25	100,000	99,191
4.00% 11/27/23	150,000	151,761
4.75% 5/15/45	100,000	100,415
5.00% 9/30/20	100,000	102,991
Arch Capital Finance
4.011% 12/15/26	100,000	98,949
5.031% 12/15/46	100,000	104,889
Arch Capital Group US 5.144% 11/1/43	105,000	111,662
Aspen Insurance Holdings 4.65% 11/15/23	100,000	101,165
Assurant
4.20% 9/27/23	100,000	99,554
4.90% 3/27/28	100,000	99,943
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	103,225
Athene Holding 4.125% 1/12/28	150,000	140,410
AXA 8.60% 12/15/30	200,000	260,500
AXIS Specialty Finance 5.875% 6/1/20	100,000	103,697
Berkshire Hathaway
2.20% 3/15/21	145,000	142,229
3.00% 2/11/23	100,000	99,351
3.125% 3/15/26	515,000	497,348
3.40% 1/31/22	300,000	302,402
3.75% 8/15/21	300,000	307,507
4.50% 2/11/43	250,000	261,224
Berkshire Hathaway Finance
3.00% 5/15/22	100,000	99,406
4.25% 1/15/21	100,000	102,590
4.30% 5/15/43	100,000	101,302
4.40% 5/15/42	100,000	102,160
5.75% 1/15/40	100,000	120,523
Brighthouse Financial
3.70% 6/22/27	250,000	222,338
4.70% 6/22/47	200,000	166,112
Chubb
6.00% 5/11/37	100,000	121,226
6.50% 5/15/38	200,000	255,868

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Chubb INA Holdings
2.30% 11/3/20	655,000	$643,280
2.70% 3/13/23	100,000	96,739
3.35% 5/15/24	300,000	295,226
3.35% 5/3/26	95,000	92,434
4.15% 3/13/43	100,000	98,861
Cincinnati Financial 6.92% 5/15/28	100,000	120,875
CNA Financial
3.95% 5/15/24	125,000	124,259
4.50% 3/1/26	100,000	101,274
5.75% 8/15/21	30,000	31,768
Enstar Group 4.50% 3/10/22	50,000	50,258
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	100,034
Fidelity National Financial 4.50% 8/15/28	150,000	147,389
First American Financial 4.60% 11/15/24	100,000	100,048
Hanover Insurance Group 4.50% 4/15/26	100,000	99,786
Hartford Financial Services Group
4.30% 4/15/43	43,000	40,902
4.40% 3/15/48	100,000	96,898
5.125% 4/15/22	100,000	104,962
5.50% 3/30/20	100,000	103,051
5.95% 10/15/36	250,000	287,911
6.10% 10/1/41	50,000	58,835
Kemper 4.35% 2/15/25	70,000	68,864
ÞLincoln National 4.00% 9/1/23	500,000	506,207
Loews
4.125% 5/15/43	500,000	468,383
6.00% 2/1/35	100,000	115,005
Manulife Financial
µ4.061% 2/24/32	250,000	238,837
4.15% 3/4/26	100,000	100,965
5.375% 3/4/46	100,000	113,041
Markel 5.00% 4/5/46	250,000	256,653
Marsh & McLennan
2.35% 3/6/20	150,000	148,058
2.75% 1/30/22	60,000	58,539
3.30% 3/14/23	100,000	98,128
3.50% 3/10/25	150,000	146,147
3.75% 3/14/26	75,000	73,773
4.20% 3/1/48	100,000	94,727
4.35% 1/30/47	45,000	43,183
4.80% 7/15/21	100,000	103,225
Mercury General 4.40% 3/15/27	50,000	48,233
MetLife
3.00% 3/1/25	150,000	143,652
4.05% 3/1/45	150,000	140,669
4.368% 9/15/23	367,000	380,702
4.60% 5/13/46	200,000	203,829

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
MetLife (continued)
4.75% 2/8/21	155,000	$159,947
4.875% 11/13/43	200,000	210,775
5.70% 6/15/35	50,000	57,464
5.875% 2/6/41	100,000	117,462
6.375% 6/15/34	100,000	120,723
6.40% 12/15/36	100,000	106,250
6.50% 12/15/32	100,000	122,840
10.75% 8/1/39	150,000	230,625
Old Republic International 4.875% 10/1/24	100,000	103,014
PartnerRe Finance B 5.50% 6/1/20	100,000	103,140
Primerica 4.75% 7/15/22	100,000	103,288
Principal Financial Group
3.10% 11/15/26	300,000	279,178
3.40% 5/15/25	100,000	97,054
µ4.70% 5/15/55	50,000	50,125
Progressive
3.75% 8/23/21	100,000	100,829
4.125% 4/15/47	200,000	195,226
4.20% 3/15/48	150,000	148,365
4.35% 4/25/44	250,000	250,759
Protective Life 7.375% 10/15/19	50,000	52,109
Prudential Financial
3.878% 3/27/28	100,000	99,330
3.905% 12/7/47	563,000	508,609
3.935% 12/7/49	302,000	273,411
4.418% 3/27/48	100,000	98,723
µ4.50% 9/15/47	215,000	198,875
µ5.20% 3/15/44	100,000	99,625
5.70% 12/14/36	350,000	399,240
µ5.875% 9/15/42	250,000	264,688
6.625% 6/21/40	200,000	251,136
Reinsurance Group of America
3.95% 9/15/26	30,000	29,149
4.70% 9/15/23	150,000	154,245
6.45% 11/15/19	90,000	93,097
RenaissanceRe Finance 3.45% 7/1/27	130,000	122,191
Sompo International Holdings 4.70% 10/15/22	100,000	101,196
Swiss Re America Holding 7.00% 2/15/26	100,000	116,400
Transatlantic Holdings 8.00% 11/30/39	100,000	137,012
Travelers
3.75% 5/15/46	50,000	46,336
3.90% 11/1/20	100,000	101,398
4.00% 5/30/47	80,000	76,883
4.05% 3/7/48	200,000	193,840
4.60% 8/1/43	250,000	260,888
6.25% 6/15/37	100,000	124,659
6.75% 6/20/36	100,000	129,733
Trinity Acquisition 4.40% 3/15/26	100,000	99,652

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Unum Group
3.00% 5/15/21	30,000	$29,534
5.75% 8/15/42	50,000	52,586
Voya Financial
3.65% 6/15/26	100,000	95,426
4.80% 6/15/46	60,000	59,404
5.70% 7/15/43	100,000	110,100
Willis North America
3.60% 5/15/24	100,000	97,298
4.50% 9/15/28	150,000	150,256
5.05% 9/15/48	150,000	150,340
XLIT
5.25% 12/15/43	200,000	216,186
5.75% 10/1/21	100,000	105,880

		22,843,833

Internet–0.31%
Alibaba Group Holding
2.50% 11/28/19	500,000	497,483
3.40% 12/6/27	210,000	195,967
3.60% 11/28/24	633,000	622,918
4.00% 12/6/37	100,000	91,993
4.20% 12/6/47	400,000	365,765
4.40% 12/6/57	200,000	183,622
Alphabet
1.998% 8/15/26	250,000	225,533
3.375% 2/25/24	200,000	201,377
3.625% 5/19/21	100,000	101,612
Amazon.com
1.90% 8/21/20	60,000	58,820
2.40% 2/22/23	1,095,000	1,054,598
2.80% 8/22/24	75,000	72,459
3.15% 8/22/27	1,000,000	959,991
3.80% 12/5/24	500,000	510,695
3.875% 8/22/37	115,000	112,964
4.05% 8/22/47	635,000	628,160
4.25% 8/22/57	205,000	205,878
5.20% 12/3/25	100,000	109,976
Baidu
3.00% 6/30/20	200,000	198,271
3.50% 11/28/22	200,000	196,466
3.875% 9/29/23	200,000	198,300
4.125% 6/30/25	200,000	197,391
4.375% 3/29/28	200,000	197,547
Booking Holdings
2.75% 3/15/23	150,000	143,887
3.55% 3/15/28	150,000	143,678
3.60% 6/1/26	200,000	194,350
eBay
2.60% 7/15/22	250,000	241,404
2.875% 8/1/21	350,000	344,971
3.25% 10/15/20	100,000	99,665

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet (continued)
eBay (continued)
3.80% 3/9/22	150,000	$151,223
Expedia Group
3.80% 2/15/28	100,000	92,349
4.50% 8/15/24	200,000	201,397
5.95% 8/15/20	100,000	104,565
JD.com 3.875% 4/29/26	200,000	185,396

		9,090,671

Investment Companies–0.02%
Ares Capital
3.50% 2/10/23	150,000	143,478
3.625% 1/19/22	150,000	146,775
3.875% 1/15/20	30,000	30,128
4.25% 3/1/25	100,000	96,018
Jefferies Financial Group 5.50% 10/18/23	200,000	207,336

		623,735

Iron & Steel–0.08%
ArcelorMittal
5.25% 8/5/20	145,000	149,339
5.50% 3/1/21	115,000	119,403
6.125% 6/1/25	80,000	87,038
6.25% 2/25/22	105,000	112,699
7.00% 10/15/39	115,000	134,062
Nucor
3.95% 5/1/28	100,000	100,044
4.00% 8/1/23	139,000	141,880
4.125% 9/15/22	100,000	102,212
4.40% 5/1/48	100,000	98,124
5.20% 8/1/43	100,000	109,136
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	152,419
Vale Overseas
4.375% 1/11/22	80,000	80,800
6.25% 8/10/26	300,000	329,520
6.875% 11/21/36	350,000	408,170
6.875% 11/10/39	170,000	200,005

		2,324,851

Leisure Time–0.01%
Carnival 3.95% 10/15/20	133,000	134,943
Harley-Davidson
3.50% 7/28/25	50,000	47,954
4.625% 7/28/45	50,000	46,894
Royal Caribbean Cruises
2.65% 11/28/20	55,000	54,110
3.70% 3/15/28	90,000	83,630

		367,531

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Lodging–0.04%
Hyatt Hotels
4.375% 9/15/28	100,000	$98,519
4.85% 3/15/26	50,000	51,670
Marriott International
2.30% 1/15/22	100,000	95,964
2.875% 3/1/21	100,000	98,549
3.125% 6/15/26	100,000	93,457
3.375% 10/15/20	208,000	207,940
3.75% 10/1/25	50,000	48,721
4.00% 4/15/28	100,000	98,080
Sands China
4.60% 8/8/23	200,000	200,460
5.40% 8/8/28	200,000	199,530

		1,192,890

Machinery Construction & Mining–0.12%
ABB Finance USA
2.80% 4/3/20	45,000	44,804
2.875% 5/8/22	250,000	245,485
3.375% 4/3/23	100,000	99,685
3.80% 4/3/28	100,000	100,451
4.375% 5/8/42	187,000	190,154
Caterpillar
2.60% 6/26/22	50,000	48,707
3.803% 8/15/42	168,000	161,169
3.90% 5/27/21	150,000	152,784
4.75% 5/15/64	250,000	259,853
6.05% 8/15/36	200,000	243,420
Caterpillar Financial Services
1.70% 8/9/21	250,000	239,958
1.85% 9/4/20	330,000	322,089
2.00% 11/29/19	110,000	108,830
2.10% 1/10/20	100,000	98,945
2.40% 6/6/22	400,000	387,911
2.40% 8/9/26	100,000	90,547
2.55% 11/29/22	200,000	194,202
2.90% 3/15/21	150,000	148,990
3.15% 9/7/21	80,000	79,939
3.25% 12/1/24	150,000	147,657
Oshkosh 4.60% 5/15/28	100,000	99,164

		3,464,744

Machinery Diversified–0.16%
CNH Industrial 3.85% 11/15/27	105,000	99,423
CNH Industrial Capital
3.875% 10/15/21	60,000	59,982
4.20% 1/15/24	100,000	99,751
4.375% 11/6/20	90,000	91,386
4.375% 4/5/22	75,000	76,073
4.875% 4/1/21	75,000	77,049
Cummins
3.65% 10/1/23	139,000	140,672

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery Diversified (continued)
Cummins (continued)
4.875% 10/1/43	64,000	$69,794
Deere & Co.
2.60% 6/8/22	100,000	97,607
3.90% 6/9/42	150,000	146,689
4.375% 10/16/19	350,000	355,415
5.375% 10/16/29	100,000	112,715
Dover
4.30% 3/1/21	100,000	102,061
5.375% 3/1/41	100,000	110,677
Flowserve 4.00% 11/15/23	64,000	63,237
John Deere Capital
1.70% 1/15/20	350,000	345,088
1.95% 6/22/20	20,000	19,650
2.15% 9/8/22	150,000	143,196
2.35% 1/8/21	100,000	98,267
2.65% 1/6/22	250,000	245,072
2.65% 6/24/24	115,000	109,416
2.65% 6/10/26	100,000	92,936
2.70% 1/6/23	100,000	97,214
2.80% 3/6/23	200,000	195,640
2.80% 9/8/27	100,000	93,024
3.05% 1/6/28	100,000	94,611
3.125% 9/10/21	135,000	134,624
3.45% 3/13/25	250,000	247,381
Nvent Finance
3.95% 4/15/23	100,000	98,337
4.55% 4/15/28	100,000	97,542
Roper Technologies
2.80% 12/15/21	50,000	48,897
3.00% 12/15/20	200,000	198,808
3.65% 9/15/23	150,000	149,155
3.80% 12/15/26	55,000	53,568
3.85% 12/15/25	100,000	98,074
4.20% 9/15/28	95,000	94,433
Xylem
3.25% 11/1/26	55,000	51,745
4.375% 11/1/46	50,000	48,120

		4,557,329

Manufacturing–0.31%
3M
2.00% 8/7/20	100,000	98,377
2.00% 6/26/22	400,000	384,035
2.25% 3/15/23	70,000	67,373
2.875% 10/15/27	150,000	142,080
3.00% 8/7/25	100,000	97,571
3.625% 10/15/47	150,000	141,799
3.875% 6/15/44	150,000	144,747
Carlisle
3.50% 12/1/24	95,000	91,121
3.75% 12/1/27	100,000	94,955

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Manufacturing (continued)
Crane
4.20% 3/15/48	100,000	$93,809
4.45% 12/15/23	100,000	102,261
Eaton
2.75% 11/2/22	250,000	242,856
3.103% 9/15/27	100,000	93,483
3.915% 9/15/47	100,000	89,312
4.15% 11/2/42	150,000	142,618
General Electric
2.70% 10/9/22	1,150,000	1,110,339
3.45% 5/15/24	800,000	788,328
4.125% 10/9/42	311,000	277,996
4.50% 3/11/44	700,000	661,711
5.30% 2/11/21	900,000	938,147
5.50% 1/8/20	100,000	102,908
5.875% 1/14/38	272,000	304,163
6.75% 3/15/32	224,000	271,256
6.875% 1/10/39	201,000	251,501
Hexcel
3.95% 2/15/27	50,000	48,655
4.70% 8/15/25	50,000	51,087
Illinois Tool Works
2.65% 11/15/26	150,000	138,868
3.375% 9/15/21	60,000	59,946
3.90% 9/1/42	150,000	147,265
4.875% 9/15/41	100,000	109,744
Ingersoll-Rand Global Holding
2.90% 2/21/21	100,000	98,883
3.75% 8/21/28	100,000	97,392
4.25% 6/15/23	250,000	256,081
4.30% 2/21/48	100,000	96,041
5.75% 6/15/43	100,000	115,315
Parker-Hannifin
3.30% 11/21/24	60,000	58,882
4.20% 11/21/34	140,000	140,574
6.25% 5/15/38	550,000	688,168
Textron
3.375% 3/1/28	50,000	46,251
3.65% 3/15/27	50,000	47,933
3.875% 3/1/25	170,000	167,374

		9,101,205

Media–0.91%
21st Century Fox America
3.00% 9/15/22	400,000	394,187
3.375% 11/15/26	60,000	58,633
3.70% 10/15/25	40,000	39,771
4.50% 2/15/21	150,000	154,327
4.75% 9/15/44	60,000	64,497
4.75% 11/15/46	50,000	53,746
4.95% 10/15/45	30,000	33,424
5.65% 8/15/20	300,000	312,687

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
21st Century Fox America (continued)
6.15% 3/1/37	30,000	$37,403
6.15% 2/15/41	450,000	575,566
6.40% 12/15/35	300,000	383,413
6.65% 11/15/37	175,000	232,051
6.90% 8/15/39	100,000	136,543
8.15% 10/17/36	100,000	146,256
CBS
2.50% 2/15/23	250,000	235,452
2.90% 1/15/27	100,000	89,632
3.375% 3/1/22	100,000	98,768
3.375% 2/15/28	145,000	133,130
4.00% 1/15/26	355,000	348,474
4.85% 7/1/42	150,000	145,772
4.90% 8/15/44	125,000	122,082
7.875% 7/30/30	200,000	250,462
Charter Communications Operating
3.579% 7/23/20	305,000	305,299
3.75% 2/15/28	100,000	92,263
4.20% 3/15/28	150,000	143,781
4.464% 7/23/22	500,000	508,796
4.50% 2/1/24	200,000	201,459
4.908% 7/23/25	850,000	864,315
5.375% 4/1/38	250,000	243,896
5.375% 5/1/47	275,000	261,487
5.75% 4/1/48	125,000	125,519
6.384% 10/23/35	190,000	204,877
6.484% 10/23/45	565,000	609,355
Comcast
1.625% 1/15/22	150,000	141,299
2.35% 1/15/27	105,000	92,493
2.75% 3/1/23	300,000	290,250
3.125% 7/15/22	100,000	98,839
3.15% 3/1/26	350,000	330,753
3.15% 2/15/28	150,000	139,260
3.20% 7/15/36	150,000	125,404
3.30% 2/1/27	250,000	236,568
3.375% 2/15/25	425,000	411,749
3.375% 8/15/25	65,000	62,823
3.40% 7/15/46	110,000	89,224
3.55% 5/1/28	150,000	143,783
3.90% 3/1/38	150,000	137,754
3.969% 11/1/47	362,000	323,883
3.999% 11/1/49	79,000	70,483
4.00% 8/15/47	150,000	134,758
4.00% 3/1/48	150,000	134,962
4.049% 11/1/52	258,000	229,387
4.20% 8/15/34	83,000	80,053
4.25% 1/15/33	200,000	196,375
4.40% 8/15/35	192,000	188,949
4.60% 8/15/45	77,000	75,570
4.65% 7/15/42	24,000	23,799

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
4.75% 3/1/44	350,000	$349,857
6.40% 5/15/38	57,000	67,616
6.50% 11/15/35	200,000	241,746
7.05% 3/15/33	500,000	622,048
Discovery Communications
2.75% 11/15/19	50,000	49,702
2.80% 6/15/20	100,000	99,025
2.95% 3/20/23	125,000	119,680
3.30% 5/15/22	150,000	147,093
3.50% 6/15/22	100,000	98,458
3.80% 3/13/24	100,000	98,196
3.90% 11/15/24	150,000	147,093
3.95% 6/15/25	100,000	97,719
3.95% 3/20/28	200,000	190,359
4.375% 6/15/21	100,000	101,970
4.875% 4/1/43	100,000	94,028
4.90% 3/11/26	100,000	102,789
5.00% 9/20/37	285,000	278,738
5.20% 9/20/47	215,000	210,989
6.35% 6/1/40	150,000	165,321
Grupo Televisa
4.625% 1/30/26	200,000	204,209
6.625% 1/15/40	100,000	113,960
8.50% 3/11/32	200,000	250,739
Historic TW 6.625% 5/15/29	300,000	347,847
NBCUniversal Media
2.875% 1/15/23	575,000	559,178
4.375% 4/1/21	200,000	204,977
4.45% 1/15/43	675,000	645,618
5.15% 4/30/20	670,000	691,118
5.95% 4/1/41	200,000	230,101
RELX Capital 3.50% 3/16/23	145,000	143,293
Thomson Reuters
3.35% 5/15/26	55,000	50,781
4.30% 11/23/23	200,000	204,661
4.70% 10/15/19	400,000	405,896
Time Warner Cable
4.00% 9/1/21	500,000	503,331
5.00% 2/1/20	145,000	148,088
5.50% 9/1/41	100,000	96,625
5.875% 11/15/40	100,000	101,270
6.55% 5/1/37	200,000	217,552
6.75% 6/15/39	450,000	492,182
7.30% 7/1/38	150,000	172,287
Time Warner Entertainment
8.375% 3/15/23	250,000	289,629
8.375% 7/15/33	200,000	248,957
Viacom
3.875% 4/1/24	200,000	196,737
4.375% 3/15/43	477,000	417,766
5.85% 9/1/43	150,000	159,223

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Viacom (continued)
6.875% 4/30/36	125,000	$142,709
Walt Disney
1.80% 6/5/20	100,000	98,133
1.85% 7/30/26	95,000	83,816
1.95% 3/4/20	60,000	59,196
2.15% 9/17/20	100,000	98,279
2.30% 2/12/21	500,000	491,179
2.35% 12/1/22	300,000	288,427
2.45% 3/4/22	70,000	67,973
2.95% 6/15/27	200,000	190,197
3.00% 2/13/26	300,000	287,743
3.00% 7/30/46	50,000	40,318
3.15% 9/17/25	100,000	97,482
3.70% 12/1/42	150,000	138,802
3.75% 6/1/21	200,000	204,342
4.125% 12/1/41	100,000	98,678
4.125% 6/1/44	83,000	82,614
Warner Media
2.95% 7/15/26	125,000	113,539
3.55% 6/1/24	200,000	194,205
3.80% 2/15/27	105,000	100,616
3.875% 1/15/26	150,000	145,779
4.70% 1/15/21	100,000	102,753
4.75% 3/29/21	150,000	154,621
4.90% 6/15/42	200,000	187,613
6.10% 7/15/40	100,000	106,748
6.25% 3/29/41	400,000	433,871
6.50% 11/15/36	100,000	113,405
7.625% 4/15/31	325,000	411,321
7.70% 5/1/32	330,000	422,988

		26,701,540

Metal Fabricate & Hardware–0.02%
Precision Castparts
2.50% 1/15/23	200,000	192,675
3.25% 6/15/25	100,000	97,137
3.90% 1/15/43	50,000	47,397
4.375% 6/15/45	100,000	101,558
Timken 3.875% 9/1/24	70,000	68,413
Valmont Industries
5.00% 10/1/44	100,000	91,337
5.25% 10/1/54	100,000	86,972

		685,489

Mining–0.18%
Barrick Gold 5.25% 4/1/42	300,000	313,485
Barrick North America Finance
5.70% 5/30/41	500,000	542,518
5.75% 5/1/43	150,000	167,330
Barrick PD Australia Finance 5.95% 10/15/39	100,000	109,987

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mining (continued)
BHP Billiton Finance USA
4.125% 2/24/42	125,000	$123,563
5.00% 9/30/43	500,000	556,281
Goldcorp 3.70% 3/15/23	200,000	197,381
Kinross Gold 4.50% 7/15/27	400,000	358,520
Newmont Mining
3.50% 3/15/22	150,000	148,849
4.875% 3/15/42	650,000	634,905
6.25% 10/1/39	100,000	113,702
Rio Tinto Alcan 6.125% 12/15/33	150,000	180,148
Rio Tinto Finance USA 3.75% 6/15/25	500,000	502,504
4.125% 8/21/42	150,000	147,126
5.20% 11/2/40	100,000	111,561
7.125% 7/15/28	75,000	93,582
Southern Copper 3.50% 11/8/22	89,000	88,178
5.25% 11/8/42	150,000	152,161
5.375% 4/16/20	125,000	128,940
5.875% 4/23/45	69,000	75,592
6.75% 4/16/40	110,000	130,608
7.50% 7/27/35	200,000	248,500
Yamana Gold 4.95% 7/15/24	50,000	49,351

		5,174,772

Office & Business Equipment–0.03%
Xerox
2.80% 5/15/20	250,000	244,801
3.50% 8/20/20	100,000	99,520
3.625% 3/15/23	150,000	143,197
4.50% 5/15/21	345,000	346,828

		834,346

Oil & Gas–1.62%
Anadarko Finance 7.50% 5/1/31	250,000	307,351
Anadarko Petroleum
5.55% 3/15/26	400,000	425,067
6.45% 9/15/36	250,000	286,061
7.95% 6/15/39	200,000	260,547
Andeavor
3.80% 4/1/28	120,000	114,335
4.50% 4/1/48	50,000	46,789
4.75% 12/15/23	150,000	155,017
5.125% 12/15/26	150,000	157,182
Apache
3.25% 4/15/22	372,000	366,489
4.25% 1/15/44	100,000	88,974
4.375% 10/15/28	150,000	147,411
4.75% 4/15/43	200,000	189,634
5.10% 9/1/40	350,000	347,294
5.25% 2/1/42	100,000	100,858
6.00% 1/15/37	28,000	30,685

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets
2.112% 9/16/21	250,000	$241,693
2.315% 2/13/20	650,000	644,319
2.52% 9/19/22	150,000	145,001
2.75% 5/10/23	250,000	240,377
3.017% 1/16/27	250,000	235,471
3.119% 5/4/26	75,000	71,588
3.216% 11/28/23	150,000	147,266
3.245% 5/6/22	200,000	198,796
3.279% 9/19/27	150,000	143,649
3.535% 11/4/24	100,000	99,506
3.723% 11/28/28	90,000	89,215
3.994% 9/26/23	250,000	255,189
4.742% 3/11/21	500,000	516,959
Burlington Resources Finance 7.20% 8/15/31	100,000	127,454
Canadian Natural Resources
2.95% 1/15/23	200,000	193,111
3.80% 4/15/24	43,000	42,610
3.85% 6/1/27	250,000	243,911
3.90% 2/1/25	200,000	197,701
4.95% 6/1/47	100,000	104,108
5.85% 2/1/35	200,000	222,477
6.25% 3/15/38	150,000	177,565
Cenovus Energy
3.00% 8/15/22	150,000	143,820
4.25% 4/15/27	250,000	242,089
4.45% 9/15/42	320,000	277,709
5.25% 6/15/37	105,000	104,134
5.40% 6/15/47	200,000	200,790
5.70% 10/15/19	205,000	209,867
Chevron
1.991% 3/3/20	94,000	92,848
2.10% 5/16/21	200,000	195,160
2.355% 12/5/22	500,000	482,180
2.498% 3/3/22	200,000	195,418
2.566% 5/16/23	200,000	193,495
2.895% 3/3/24	150,000	146,110
2.954% 5/16/26	200,000	191,184
3.191% 6/24/23	550,000	546,367
3.326% 11/17/25	150,000	148,119
Cimarex Energy 3.90% 5/15/27	215,000	205,761
CNOOC Finance 2013
3.00% 5/9/23	250,000	239,920
4.25% 5/9/43	1,000,000	945,611
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	197,343
4.20% 5/5/45	200,000	187,716
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	192,103
Concho Resources
3.75% 10/1/27	95,000	90,848
4.30% 8/15/28	100,000	99,794

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Concho Resources (continued)
4.375% 1/15/25	100,000	$100,796
4.85% 8/15/48	75,000	75,525
4.875% 10/1/47	75,000	76,174
ConocoPhillips
4.30% 11/15/44	150,000	154,561
4.95% 3/15/26	250,000	270,097
5.90% 5/15/38	450,000	543,139
5.95% 3/15/46	100,000	126,781
6.50% 2/1/39	380,000	494,225
ConocoPhillips Holding
6.95% 4/15/29	200,000	250,025
Continental Resources
3.80% 6/1/24	155,000	152,194
4.375% 1/15/28	155,000	154,132
4.50% 4/15/23	225,000	229,182
4.90% 6/1/44	110,000	109,014
5.00% 9/15/22	244,000	247,802
Devon Energy
3.25% 5/15/22	250,000	245,815
4.00% 7/15/21	100,000	100,997
4.75% 5/15/42	100,000	95,785
5.00% 6/15/45	70,000	69,205
5.60% 7/15/41	100,000	106,396
5.85% 12/15/25	150,000	163,709
Ecopetrol
4.125% 1/16/25	500,000	486,250
5.375% 6/26/26	210,000	217,087
5.875% 9/18/23	200,000	213,600
5.875% 5/28/45	155,000	153,876
Encana 3.90% 11/15/21	600,000	602,968
EOG Resources
2.625% 3/15/23	150,000	144,695
3.15% 4/1/25	250,000	242,481
3.90% 4/1/35	350,000	342,668
4.15% 1/15/26	100,000	102,419
4.40% 6/1/20	150,000	152,740
EQT
2.50% 10/1/20	70,000	68,361
3.00% 10/1/22	70,000	67,909
3.90% 10/1/27	200,000	187,751
4.875% 11/15/21	100,000	102,721
Equinor
2.45% 1/17/23	200,000	192,776
2.65% 1/15/24	100,000	95,834
3.15% 1/23/22	200,000	199,205
3.625% 9/10/28	150,000	148,900
3.70% 3/1/24	600,000	605,477
3.95% 5/15/43	250,000	244,111
4.80% 11/8/43	150,000	162,276
5.10% 8/17/40	200,000	226,801
Exxon Mobil
2.222% 3/1/21	105,000	102,950

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil (continued)
2.726% 3/1/23	170,000	$166,308
3.043% 3/1/26	750,000	728,191
3.567% 3/6/45	800,000	750,175
4.114% 3/1/46	165,000	167,674
Hess
4.30% 4/1/27	150,000	145,707
5.60% 2/15/41	200,000	203,724
5.80% 4/1/47	150,000	158,533
7.125% 3/15/33	100,000	114,976
7.30% 8/15/31	250,000	289,373
Husky Energy
3.95% 4/15/22	150,000	151,358
4.00% 4/15/24	50,000	49,970
7.25% 12/15/19	125,000	130,961
Kerr-McGee 6.95% 7/1/24	100,000	112,742
Marathon Oil
2.80% 11/1/22	125,000	120,255
4.40% 7/15/27	500,000	500,854
6.60% 10/1/37	100,000	118,354
Marathon Petroleum
3.625% 9/15/24	250,000	247,030
5.00% 9/15/54	500,000	476,351
5.125% 3/1/21	135,000	140,119
6.50% 3/1/41	145,000	170,208
Nexen Energy
6.40% 5/15/37	150,000	181,926
7.50% 7/30/39	200,000	274,503
Noble Energy
3.85% 1/15/28	150,000	141,957
4.15% 12/15/21	100,000	101,289
5.05% 11/15/44	800,000	777,688
6.00% 3/1/41	135,000	144,901
Occidental Petroleum
2.60% 4/15/22	250,000	243,364
2.70% 2/15/23	200,000	193,531
3.00% 2/15/27	250,000	237,777
3.125% 2/15/22	150,000	148,585
3.40% 4/15/26	180,000	176,157
3.50% 6/15/25	100,000	99,315
4.10% 2/15/47	250,000	242,865
4.20% 3/15/48	150,000	147,914
4.40% 4/15/46	250,000	254,908
Petro-Canada
5.95% 5/15/35	200,000	230,986
6.80% 5/15/38	100,000	127,394
9.25% 10/15/21	50,000	57,755
Petroleos Mexicanos
2.378% 4/15/25	133,000	129,659
3.50% 1/30/23	800,000	760,400
4.50% 1/23/26	250,000	234,375
4.625% 9/21/23	300,000	298,050

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (continued)
4.875% 1/24/22	1,250,000	$1,267,500
4.875% 1/18/24	500,000	499,250
5.35% 2/12/28	145,000	137,025
5.375% 3/13/22	700,000	722,750
5.50% 1/21/21	400,000	413,564
5.625% 1/23/46	500,000	425,700
6.00% 3/5/20	260,000	267,995
6.35% 2/12/48	90,000	82,890
6.375% 1/23/45	609,000	565,457
6.50% 3/13/27	700,000	716,800
6.50% 6/2/41	800,000	752,000
6.625% 6/15/35	250,000	249,625
6.75% 9/21/47	300,000	287,007
Phillips 66
3.90% 3/15/28	200,000	197,642
4.65% 11/15/34	350,000	355,944
4.875% 11/15/44	180,000	187,277
5.875% 5/1/42	250,000	288,635
Pioneer Natural Resources
3.45% 1/15/21	100,000	100,028
3.95% 7/15/22	100,000	100,903
4.45% 1/15/26	100,000	102,751
Shell International Finance
1.75% 9/12/21	150,000	144,294
1.875% 5/10/21	200,000	193,636
2.125% 5/11/20	350,000	345,458
2.25% 11/10/20	150,000	147,776
2.375% 8/21/22	250,000	242,141
2.50% 9/12/26	150,000	138,539
2.875% 5/10/26	400,000	380,276
3.25% 5/11/25	650,000	636,387
3.40% 8/12/23	650,000	649,635
3.75% 9/12/46	150,000	141,061
4.00% 5/10/46	350,000	343,336
4.125% 5/11/35	156,000	158,278
4.375% 3/25/20	75,000	76,496
4.375% 5/11/45	167,000	173,837
4.55% 8/12/43	600,000	631,838
5.50% 3/25/40	100,000	117,952
6.375% 12/15/38	300,000	388,289
Suncor Energy
3.60% 12/1/24	250,000	247,688
4.00% 11/15/47	70,000	65,960
6.50% 6/15/38	250,000	309,805
6.85% 6/1/39	100,000	127,916
7.15% 2/1/32	25,000	31,225
Total Capital
4.125% 1/28/21	100,000	102,019
4.45% 6/24/20	100,000	102,474
Total Capital Canada 2.75% 7/15/23	300,000	290,470

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Total Capital International
2.70% 1/25/23	200,000	$194,385
2.875% 2/17/22	200,000	197,225
3.70% 1/15/24	100,000	100,805
Valero Energy
3.65% 3/15/25	100,000	97,933
4.35% 6/1/28	175,000	176,612
4.90% 3/15/45	150,000	153,440
6.125% 2/1/20	65,000	67,465
6.625% 6/15/37	300,000	363,739
7.50% 4/15/32	100,000	127,641

		47,254,392

Oil & Gas Services–0.10%
Baker Hughes a GE Co. 5.125% 9/15/40	200,000	210,970
Baker Hughes Co-Obligor
2.773% 12/15/22	200,000	193,886
3.337% 12/15/27	250,000	235,309
4.08% 12/15/47	200,000	181,946
Halliburton
3.25% 11/15/21	200,000	200,402
3.80% 11/15/25	290,000	287,961
4.75% 8/1/43	200,000	205,380
4.85% 11/15/35	100,000	104,903
5.00% 11/15/45	283,000	303,370
7.45% 9/15/39	200,000	269,056
National Oilwell Varco
2.60% 12/1/22	200,000	190,734
3.95% 12/1/42	150,000	131,082
Schlumberger Investment 3.65% 12/1/23	204,000	205,605
TechnipFMC 3.45% 10/1/22	100,000	97,547

		2,818,151

Paper & Forest Products–0.08%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	201,850
Domtar 4.40% 4/1/22	100,000	101,211
Fibria Overseas Finance
4.00% 1/14/25	200,000	185,700
5.50% 1/17/27	100,000	99,370
Georgia-Pacific 8.00% 1/15/24	250,000	298,871
International Paper 3.00% 2/15/27	150,000	137,968
4.35% 8/15/48	350,000	320,565
4.75% 2/15/22	200,000	207,329
4.80% 6/15/44	200,000	194,996
5.00% 9/15/35	100,000	101,973
5.15% 5/15/46	200,000	206,848
6.00% 11/15/41	135,000	150,419
7.30% 11/15/39	100,000	127,413

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper (continued)
7.50% 8/15/21	54,000	$59,895

		2,394,408

Pharmaceuticals–1.37%
AbbVie
2.30% 5/14/21	200,000	194,782
2.50% 5/14/20	500,000	494,591
2.85% 5/14/23	150,000	144,582
2.90% 11/6/22	500,000	486,217
3.20% 11/6/22	225,000	221,361
3.20% 5/14/26	200,000	186,536
3.60% 5/14/25	600,000	581,566
4.30% 5/14/36	150,000	141,137
4.40% 11/6/42	300,000	278,768
4.45% 5/14/46	200,000	184,556
4.50% 5/14/35	600,000	577,960
4.70% 5/14/45	665,000	641,299
Allergan Finance
3.25% 10/1/22	250,000	245,685
4.625% 10/1/42	125,000	118,740
Allergan Funding
3.45% 3/15/22	500,000	497,049
3.80% 3/15/25	500,000	490,315
4.55% 3/15/35	250,000	243,872
4.85% 6/15/44	650,000	644,848
AmerisourceBergen
3.40% 5/15/24	250,000	244,255
3.45% 12/15/27	100,000	93,493
4.30% 12/15/47	100,000	90,944
AstraZeneca
2.375% 11/16/20	250,000	246,303
2.375% 6/12/22	150,000	144,299
3.125% 6/12/27	150,000	140,149
3.375% 11/16/25	450,000	435,941
3.50% 8/17/23	100,000	99,224
4.00% 1/17/29	105,000	103,360
4.00% 9/18/42	150,000	141,816
4.375% 11/16/45	95,000	93,907
4.375% 8/17/48	125,000	121,957
6.45% 9/15/37	450,000	566,595
Bristol-Myers Squibb
2.00% 8/1/22	100,000	95,613
3.25% 8/1/42	100,000	86,076
4.50% 3/1/44	500,000	523,112
Cardinal Health
2.616% 6/15/22	150,000	143,639
3.079% 6/15/24	100,000	94,587
3.20% 3/15/23	100,000	97,274
3.41% 6/15/27	250,000	231,158
3.50% 11/15/24	300,000	288,630
3.75% 9/15/25	100,000	96,413

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health (continued)
4.368% 6/15/47	100,000	$89,323
4.625% 12/15/20	100,000	102,161
4.90% 9/15/45	100,000	94,981
CVS Health
2.125% 6/1/21	550,000	531,214
2.75% 12/1/22	200,000	193,081
2.80% 7/20/20	600,000	594,688
2.875% 6/1/26	250,000	229,651
3.125% 3/9/20	205,000	205,100
3.35% 3/9/21	685,000	683,989
3.50% 7/20/22	200,000	198,650
3.70% 3/9/23	780,000	776,705
3.875% 7/20/25	400,000	394,759
4.00% 12/5/23	200,000	200,634
4.10% 3/25/25	500,000	499,365
4.125% 5/15/21	100,000	101,664
4.30% 3/25/28	1,330,000	1,322,117
4.78% 3/25/38	810,000	808,657
4.875% 7/20/35	725,000	730,563
5.05% 3/25/48	1,085,000	1,114,041
5.125% 7/20/45	215,000	221,833
Eli Lilly & Co.
2.35% 5/15/22	75,000	72,878
3.10% 5/15/27	98,000	94,500
3.95% 5/15/47	107,000	106,334
5.50% 3/15/27	100,000	113,836
Express Scripts Holding
3.00% 7/15/23	150,000	144,597
3.30% 2/25/21	40,000	39,818
3.40% 3/1/27	105,000	97,755
3.90% 2/15/22	450,000	452,886
4.50% 2/25/26	150,000	151,573
4.75% 11/15/21	200,000	206,575
4.80% 7/15/46	485,000	475,147
6.125% 11/15/41	300,000	338,580
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	737,760
3.125% 5/14/21	495,000	494,412
3.625% 5/15/25	110,000	109,935
5.375% 4/15/34	100,000	115,140
6.375% 5/15/38	450,000	579,431
Johnson & Johnson
1.65% 3/1/21	150,000	145,326
1.95% 11/10/20	50,000	49,004
2.05% 3/1/23	150,000	143,737
2.25% 3/3/22	200,000	195,366
2.45% 12/5/21	150,000	147,504
2.45% 3/1/26	150,000	140,388
2.625% 1/15/25	150,000	144,234
2.90% 1/15/28	150,000	142,455
2.95% 9/1/20	100,000	100,423

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.95% 3/3/27	200,000	$192,400
3.40% 1/15/38	150,000	140,391
3.50% 1/15/48	95,000	87,274
3.55% 5/15/21	100,000	101,470
3.55% 3/1/36	70,000	67,001
3.625% 3/3/37	627,000	604,478
3.70% 3/1/46	80,000	76,315
3.75% 3/3/47	200,000	193,059
4.375% 12/5/33	183,000	195,075
4.85% 5/15/41	100,000	112,517
5.85% 7/15/38	100,000	125,556
McKesson
2.70% 12/15/22	100,000	95,855
3.796% 3/15/24	200,000	198,754
Mead Johnson Nutrition
3.00% 11/15/20	95,000	94,696
4.125% 11/15/25	95,000	96,253
4.90% 11/1/19	100,000	101,963
5.90% 11/1/39	50,000	59,421
Merck & Co.
1.85% 2/10/20	400,000	394,595
2.40% 9/15/22	150,000	145,483
2.75% 2/10/25	900,000	864,684
2.80% 5/18/23	250,000	245,076
3.60% 9/15/42	100,000	94,570
3.875% 1/15/21	400,000	407,035
4.15% 5/18/43	242,000	248,099
Mylan
3.15% 6/15/21	250,000	246,424
3.75% 12/15/20	100,000	100,125
3.95% 6/15/26	250,000	236,869
4.55% 4/15/28	150,000	146,100
5.20% 4/15/48	150,000	139,119
5.25% 6/15/46	160,000	150,184
5.40% 11/29/43	133,000	127,416
Novartis Capital
1.80% 2/14/20	110,000	108,441
2.40% 5/17/22	200,000	194,145
2.40% 9/21/22	250,000	241,751
3.00% 11/20/25	250,000	240,685
3.10% 5/17/27	125,000	120,075
3.40% 5/6/24	250,000	250,531
3.70% 9/21/42	150,000	143,509
4.00% 11/20/45	250,000	251,746
4.40% 4/24/20	100,000	102,204
4.40% 5/6/44	250,000	267,315
Perrigo Finance Unlimited 4.375% 3/15/26	200,000	196,259
Pfizer
1.70% 12/15/19	150,000	148,007
1.95% 6/3/21	150,000	145,775

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer (continued)
2.20% 12/15/21	150,000	$145,956
2.75% 6/3/26	150,000	141,556
3.00% 9/15/21	110,000	110,022
3.00% 6/15/23	200,000	197,865
3.00% 12/15/26	450,000	432,489
3.20% 9/15/23	150,000	148,833
3.40% 5/15/24	400,000	400,298
3.60% 9/15/28	250,000	247,345
4.00% 12/15/36	100,000	99,153
4.10% 9/15/38	150,000	149,672
4.20% 9/15/48	100,000	100,628
4.40% 5/15/44	400,000	412,199
7.20% 3/15/39	300,000	414,188
Sanofi
3.375% 6/19/23	150,000	150,197
3.625% 6/19/28	150,000	148,807
4.00% 3/29/21	325,000	331,491
Shire Acquisitions Investments Ireland
2.40% 9/23/21	500,000	483,287
2.875% 9/23/23	300,000	286,028
3.20% 9/23/26	300,000	276,963
Wyeth
5.95% 4/1/37	350,000	425,026
6.00% 2/15/36	100,000	121,927
6.50% 2/1/34	100,000	125,487
Zoetis
3.00% 9/12/27	100,000	93,140
3.25% 8/20/21	25,000	24,988
3.25% 2/1/23	163,000	160,346
3.45% 11/13/20	75,000	75,357
3.90% 8/20/28	50,000	49,586
3.95% 9/12/47	100,000	91,357
4.45% 8/20/48	50,000	49,730
4.50% 11/13/25	200,000	206,838
4.70% 2/1/43	150,000	154,058

		39,938,896

Pipelines–1.01%
Andeavor Logistics
3.50% 12/1/22	40,000	39,425
4.25% 12/1/27	50,000	48,946
5.20% 12/1/47	90,000	90,211
Boardwalk Pipelines
3.375% 2/1/23	100,000	96,799
4.45% 7/15/27	70,000	67,359
4.95% 12/15/24	50,000	50,807
5.95% 6/1/26	50,000	52,996
Buckeye Partners
3.95% 12/1/26	35,000	32,325
4.875% 2/1/21	260,000	264,838
5.85% 11/15/43	500,000	483,730

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Columbia Pipeline Group
4.50% 6/1/25	250,000	$253,098
5.80% 6/1/45	100,000	111,674
Enable Midstream Partners
3.90% 5/15/24	200,000	193,774
4.40% 3/15/27	100,000	96,137
5.00% 5/15/44	70,000	63,227
Enbridge
2.90% 7/15/22	200,000	194,162
3.50% 6/10/24	100,000	97,559
3.70% 7/15/27	200,000	193,507
4.00% 10/1/23	150,000	151,339
4.25% 12/1/26	100,000	100,803
4.50% 6/10/44	100,000	97,416
5.50% 12/1/46	100,000	112,059
Enbridge Energy Partners
5.20% 3/15/20	100,000	102,504
7.50% 4/15/38	300,000	387,887
Energy Transfer Partners
3.60% 2/1/23	100,000	98,374
4.05% 3/15/25	100,000	98,023
4.15% 10/1/20	150,000	151,999
4.20% 9/15/23	50,000	50,452
4.20% 4/15/27	150,000	145,142
4.75% 1/15/26	400,000	404,735
4.95% 6/15/28	75,000	76,501
5.15% 3/15/45	150,000	142,102
5.20% 2/1/22	250,000	259,771
5.30% 4/15/47	150,000	145,851
5.80% 6/15/38	100,000	104,178
5.95% 10/1/43	125,000	130,379
6.00% 6/15/48	100,000	106,999
6.125% 12/15/45	400,000	428,103
6.50% 2/1/42	150,000	165,245
7.50% 7/1/38	200,000	239,446
Enterprise Products Operating
2.85% 4/15/21	355,000	350,744
3.35% 3/15/23	350,000	346,376
3.70% 2/15/26	150,000	147,938
3.75% 2/15/25	640,000	639,817
3.90% 2/15/24	200,000	202,030
3.95% 2/15/27	245,000	245,099
4.05% 2/15/22	100,000	101,530
4.25% 2/15/48	90,000	85,068
4.45% 2/15/43	125,000	121,640
4.85% 8/15/42	200,000	204,581
4.85% 3/15/44	125,000	127,858
4.90% 5/15/46	100,000	103,809
5.20% 9/1/20	100,000	103,644
5.25% 1/31/20	100,000	102,683
5.70% 2/15/42	150,000	170,256
5.95% 2/1/41	100,000	116,162

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating (continued)
6.125% 10/15/39	50,000	$58,683
7.55% 4/15/38	100,000	131,631
EQT Midstream Partners
4.00% 8/1/24	55,000	52,568
4.125% 12/1/26	65,000	61,204
4.75% 7/15/23	100,000	101,585
5.50% 7/15/28	45,000	46,327
6.50% 7/15/48	100,000	106,350
Kinder Morgan
3.15% 1/15/23	250,000	243,446
4.30% 6/1/25	200,000	201,947
4.30% 3/1/28	200,000	198,678
5.20% 3/1/48	150,000	154,121
5.55% 6/1/45	700,000	742,483
Kinder Morgan Energy Partners
3.50% 3/1/21	520,000	521,773
3.50% 9/1/23	500,000	489,981
3.95% 9/1/22	100,000	100,736
5.00% 8/15/42	500,000	491,861
5.00% 3/1/43	250,000	245,528
5.30% 9/15/20	250,000	258,957
5.80% 3/15/35	150,000	164,266
6.50% 9/1/39	100,000	113,243
6.55% 9/15/40	200,000	229,727
7.75% 3/15/32	200,000	248,081
Magellan Midstream Partners
4.20% 10/3/47	100,000	91,904
4.25% 2/1/21	150,000	152,470
4.25% 9/15/46	180,000	168,605
5.00% 3/1/26	100,000	106,468
MPLX
3.375% 3/15/23	275,000	269,496
4.00% 3/15/28	175,000	168,645
4.125% 3/1/27	165,000	160,994
4.50% 4/15/38	290,000	274,191
4.70% 4/15/48	115,000	107,581
4.875% 12/1/24	500,000	519,427
4.90% 4/15/58	50,000	45,441
5.20% 3/1/47	165,000	165,939
ONEOK
4.00% 7/13/27	85,000	82,342
4.55% 7/15/28	150,000	151,038
4.95% 7/13/47	100,000	99,741
5.20% 7/15/48	75,000	76,733
ONEOK Partners
3.375% 10/1/22	150,000	147,859
3.80% 3/15/20	100,000	100,439
4.90% 3/15/25	100,000	103,934
6.125% 2/1/41	100,000	110,382
6.20% 9/15/43	178,000	200,154
6.65% 10/1/36	100,000	117,407

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Phillips 66 Partners
3.55% 10/1/26	100,000	$94,480
3.75% 3/1/28	50,000	47,695
4.68% 2/15/45	40,000	38,047
4.90% 10/1/46	100,000	98,530
Plains All American Pipeline
4.30% 1/31/43	100,000	85,289
4.50% 12/15/26	100,000	100,068
4.65% 10/15/25	200,000	202,380
4.70% 6/15/44	600,000	542,323
5.15% 6/1/42	200,000	189,141
5.75% 1/15/20	100,000	102,613
6.65% 1/15/37	125,000	138,620
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	68,036
5.625% 2/1/21	700,000	728,462
5.625% 3/1/25	545,000	582,025
5.75% 5/15/24	545,000	585,718
Southern Natural Gas 4.40% 6/15/21	300,000	306,995
Spectra Energy Partners
3.375% 10/15/26	145,000	136,769
4.50% 3/15/45	50,000	48,011
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	195,445
3.90% 7/15/26	100,000	95,024
4.00% 10/1/27	245,000	233,042
4.40% 4/1/21	100,000	101,782
5.30% 4/1/44	200,000	192,366
5.40% 10/1/47	245,000	243,226
5.95% 12/1/25	100,000	107,690
TC PipeLines 4.375% 3/13/25	150,000	149,177
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	186,484
TransCanada PipeLines
2.125% 11/15/19	375,000	371,140
2.50% 8/1/22	150,000	144,079
3.75% 10/16/23	150,000	150,121
3.80% 10/1/20	100,000	101,051
4.25% 5/15/28	150,000	150,909
4.625% 3/1/34	200,000	201,270
4.75% 5/15/38	150,000	153,201
4.875% 1/15/26	100,000	104,757
4.875% 5/15/48	150,000	153,916
6.10% 6/1/40	100,000	115,364
7.25% 8/15/38	100,000	125,797
7.625% 1/15/39	250,000	333,842
Transcontinental Gas Pipe Line
4.00% 3/15/28	100,000	97,904
4.45% 8/1/42	100,000	95,913
4.60% 3/15/48	100,000	97,716
Valero Energy Partners
4.375% 12/15/26	85,000	83,575
4.50% 3/15/28	100,000	98,417

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Western Gas Partners
3.95% 6/1/25	150,000	$143,243
4.00% 7/1/22	150,000	149,474
4.50% 3/1/28	40,000	38,442
4.75% 8/15/28	60,000	58,961
5.30% 3/1/48	100,000	91,983
5.45% 4/1/44	100,000	94,518
5.50% 8/15/48	60,000	56,767
Williams
3.70% 1/15/23	65,000	64,412
3.75% 6/15/27	750,000	715,241
3.90% 1/15/25	725,000	710,266
4.00% 11/15/21	100,000	100,986
4.30% 3/4/24	195,000	196,956
4.55% 6/24/24	245,000	249,216
4.85% 3/1/48	70,000	67,928
5.25% 3/15/20	200,000	205,326
5.75% 6/24/44	95,000	102,014
6.30% 4/15/40	470,000	532,975

		29,440,601

Private Equity–0.00%
Brookfield Asset Management 4.00% 1/15/25	150,000	147,656

		147,656

Real Estate–0.02%
CBRE Services 4.875% 3/1/26	300,000	306,384
Prologis
3.75% 11/1/25	45,000	45,072
3.875% 9/15/28	65,000	65,375
4.25% 8/15/23	150,000	154,797
4.375% 9/15/48	50,000	50,742

		622,370

Real Estate Investment Trusts–0.79%
Alexandria Real Estate Equities
3.45% 4/30/25	100,000	95,762
3.95% 1/15/27	25,000	24,150
3.95% 1/15/28	100,000	96,136
4.30% 1/15/26	250,000	248,225
4.50% 7/30/29	110,000	109,756
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	99,680
3.625% 11/15/27	55,000	51,525
4.125% 7/1/24	100,000	99,348
American Tower
2.25% 1/15/22	200,000	191,063
2.80% 6/1/20	100,000	99,100
3.00% 6/15/23	100,000	96,377
3.125% 1/15/27	200,000	182,299
3.375% 10/15/26	200,000	186,594

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
3.45% 9/15/21	250,000	$249,127
3.50% 1/31/23	250,000	246,126
3.60% 1/15/28	100,000	93,621
4.00% 6/1/25	100,000	98,449
4.70% 3/15/22	225,000	232,551
5.00% 2/15/24	100,000	104,690
5.05% 9/1/20	100,000	103,167
5.90% 11/1/21	65,000	69,151
AvalonBay Communities
2.90% 10/15/26	50,000	46,634
3.20% 1/15/28	85,000	80,421
3.45% 6/1/25	100,000	97,670
3.50% 11/15/24	200,000	197,800
3.50% 11/15/25	50,000	48,935
3.625% 10/1/20	200,000	200,996
3.90% 10/15/46	50,000	46,018
4.15% 7/1/47	50,000	48,139
Boston Properties
2.75% 10/1/26	300,000	272,025
3.20% 1/15/25	100,000	95,814
3.65% 2/1/26	100,000	97,032
3.85% 2/1/23	125,000	125,631
4.125% 5/15/21	250,000	254,380
5.625% 11/15/20	150,000	156,091
5.875% 10/15/19	100,000	102,369
Brandywine Operating Partnership
3.95% 2/15/23	50,000	49,723
3.95% 11/15/27	50,000	47,340
Brixmor Operating Partnership
3.25% 9/15/23	150,000	143,926
3.85% 2/1/25	70,000	67,544
3.875% 8/15/22	95,000	94,403
3.90% 3/15/27	100,000	95,170
4.125% 6/15/26	50,000	48,557
CC Holdings GS V 3.849% 4/15/23	150,000	149,199
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	93,317
Corporate Office Properties 3.70% 6/15/21	350,000	346,303
Crown Castle International
3.15% 7/15/23	110,000	106,120
3.20% 9/1/24	105,000	99,911
3.40% 2/15/21	140,000	139,720
3.65% 9/1/27	140,000	131,782
3.70% 6/15/26	365,000	349,405
3.80% 2/15/28	150,000	142,531
4.00% 3/1/27	40,000	38,824
4.45% 2/15/26	365,000	367,492
4.75% 5/15/47	25,000	23,791
CubeSmart
3.125% 9/1/26	50,000	45,701

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
CubeSmart (continued)
4.375% 12/15/23	65,000	$66,174
DDR
4.25% 2/1/26	100,000	97,810
4.70% 6/1/27	100,000	100,730
Digital Realty Trust
2.75% 2/1/23	50,000	47,805
3.40% 10/1/20	100,000	100,141
3.70% 8/15/27	100,000	95,177
3.95% 7/1/22	150,000	151,062
4.75% 10/1/25	100,000	102,666
5.25% 3/15/21	100,000	103,593
Duke Realty
3.75% 12/1/24	250,000	246,175
4.375% 6/15/22	100,000	102,548
EPR Properties
4.50% 6/1/27	100,000	95,747
4.75% 12/15/26	100,000	98,194
4.95% 4/15/28	100,000	98,450
5.75% 8/15/22	100,000	104,503
ERP Operating
2.85% 11/1/26	140,000	129,854
3.375% 6/1/25	100,000	97,532
4.50% 7/1/44	150,000	150,965
4.50% 6/1/45	50,000	50,322
4.625% 12/15/21	90,000	92,825
4.75% 7/15/20	100,000	102,167
Essex Portfolio
3.25% 5/1/23	100,000	97,362
3.375% 4/15/26	50,000	47,446
3.625% 5/1/27	200,000	191,029
Federal Realty Investment Trust
3.25% 7/15/27	100,000	93,749
4.50% 12/1/44	100,000	100,082
HCP
2.625% 2/1/20	200,000	198,344
3.875% 8/15/24	200,000	195,808
4.00% 12/1/22	150,000	150,418
4.00% 6/1/25	250,000	245,806
4.25% 11/15/23	186,000	186,662
Healthcare Trust of America Holdings
2.95% 7/1/22	50,000	48,402
3.375% 7/15/21	100,000	99,283
3.50% 8/1/26	35,000	32,702
3.75% 7/1/27	50,000	47,171
Highwoods Realty
3.20% 6/15/21	200,000	196,811
3.875% 3/1/27	60,000	57,697
Hospitality Properties Trust
4.25% 2/15/21	50,000	50,398
4.50% 6/15/23	100,000	100,514
4.95% 2/15/27	70,000	68,710

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust (continued)
5.00% 8/15/22	300,000	$307,564
5.25% 2/15/26	50,000	50,508
Host Hotels & Resorts
4.75% 3/1/23	150,000	153,367
5.25% 3/15/22	400,000	413,674
Hudson Pacific Properties 3.95% 11/1/27	25,000	23,317
Kilroy Realty
3.45% 12/15/24	100,000	95,759
4.25% 8/15/29	150,000	146,009
Kimco Realty
2.70% 3/1/24	100,000	93,245
2.80% 10/1/26	100,000	89,285
3.20% 5/1/21	150,000	148,581
3.30% 2/1/25	120,000	114,018
3.40% 11/1/22	50,000	49,233
3.80% 4/1/27	100,000	95,749
4.125% 12/1/46	100,000	87,450
4.45% 9/1/47	100,000	92,132
Kite Realty Group 4.00% 10/1/26	50,000	45,035
Liberty Property
4.125% 6/15/22	50,000	50,741
4.40% 2/15/24	100,000	101,310
LifeStorage 3.50% 7/1/26	100,000	92,930
Mid-America Apartments
3.75% 6/15/24	100,000	98,117
4.00% 11/15/25	50,000	49,281
4.20% 6/15/28	100,000	99,575
4.30% 10/15/23	50,000	50,628
National Retail Properties
3.30% 4/15/23	100,000	97,592
3.60% 12/15/26	100,000	95,386
4.00% 11/15/25	65,000	64,049
5.50% 7/15/21	100,000	105,473
Omega Healthcare Investors
4.375% 8/1/23	50,000	49,634
4.50% 4/1/27	200,000	191,754
4.95% 4/1/24	57,000	57,866
5.25% 1/15/26	100,000	101,407
Physicians Realty
3.95% 1/15/28	100,000	93,523
4.30% 3/15/27	50,000	48,242
Public Storage
2.37% 9/15/22	50,000	47,984
3.094% 9/15/27	60,000	56,181
Realty Income
3.25% 10/15/22	100,000	98,811
3.65% 1/15/28	100,000	96,457
3.875% 7/15/24	65,000	64,864
4.65% 8/1/23	400,000	414,950
4.65% 3/15/47	100,000	100,877

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Regency Centers
3.60% 2/1/27	160,000	$152,171
4.125% 3/15/28	100,000	98,463
4.40% 2/1/47	165,000	157,154
Sabra Health Care 5.50% 2/1/21	100,000	101,813
Select Income REIT 4.25% 5/15/24	250,000	239,456
Senior Housing Properties Trust 4.75% 2/15/28	200,000	193,759
Simon Property Group
2.35% 1/30/22	100,000	96,673
2.50% 9/1/20	100,000	98,714
2.625% 6/15/22	200,000	194,054
3.25% 11/30/26	100,000	95,433
3.375% 10/1/24	450,000	440,661
3.375% 6/15/27	200,000	191,848
4.125% 12/1/21	300,000	306,218
4.25% 11/30/46	100,000	97,491
6.75% 2/1/40	300,000	389,572
SL Green Operating Partnership 3.25% 10/15/22	60,000	58,242
SL Green Realty 4.50% 12/1/22	100,000	101,203
STORE Capital 4.50% 3/15/28	50,000	48,887
Tanger Properties
3.125% 9/1/26	50,000	44,958
3.875% 7/15/27	100,000	93,535
UDR
2.95% 9/1/26	50,000	45,878
3.50% 1/15/28	100,000	94,521
4.00% 10/1/25	50,000	49,941
4.625% 1/10/22	100,000	102,438
Ventas Realty
2.70% 4/1/20	100,000	99,162
3.125% 6/15/23	30,000	29,014
3.75% 5/1/24	150,000	147,380
3.85% 4/1/27	100,000	96,560
4.00% 3/1/28	100,000	96,708
4.125% 1/15/26	156,000	153,804
4.25% 3/1/22	200,000	203,964
4.40% 1/15/29	150,000	149,477
VEREIT Operating Partnership
3.95% 8/15/27	80,000	75,382
4.125% 6/1/21	60,000	60,583
4.60% 2/6/24	75,000	75,333
4.875% 6/1/26	95,000	95,977
Vornado Realty 3.50% 1/15/25	100,000	95,860
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	100,136
Weingarten Realty Investors 3.375% 10/15/22	150,000	147,450
Welltower
3.95% 9/1/23	50,000	50,021
4.25% 4/1/26	200,000	199,686

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Welltower (continued)
4.25% 4/15/28	50,000	$49,331
4.50% 1/15/24	250,000	254,492
4.95% 9/1/48	50,000	49,847
5.25% 1/15/22	100,000	104,354
6.125% 4/15/20	135,000	140,344
6.50% 3/15/41	250,000	298,672
Weyerhaeuser
4.625% 9/15/23	250,000	256,807
4.70% 3/15/21	100,000	102,522
7.375% 3/15/32	250,000	316,913
WP Carey
4.25% 10/1/26	100,000	97,406
4.60% 4/1/24	100,000	100,958

		23,144,229

Retail–0.76%
Advance Auto Parts
4.50% 1/15/22	100,000	101,808
4.50% 12/1/23	100,000	101,759
AutoNation
3.35% 1/15/21	50,000	49,589
3.50% 11/15/24	100,000	94,879
3.80% 11/15/27	100,000	92,803
4.50% 10/1/25	45,000	44,701
AutoZone
2.875% 1/15/23	100,000	96,445
3.125% 4/21/26	75,000	69,726
3.75% 6/1/27	250,000	241,880
4.00% 11/15/20	75,000	75,946
Bed Bath & Beyond
3.749% 8/1/24	50,000	43,638
4.915% 8/1/34	530,000	395,663
Costco Wholesale
2.25% 2/15/22	300,000	291,068
2.30% 5/18/22	250,000	242,196
3.00% 5/18/27	250,000	238,070
Darden Restaurants
4.55% 2/15/48	35,000	32,920
Dollar General
3.25% 4/15/23	200,000	195,468
3.875% 4/15/27	100,000	97,403
4.125% 5/1/28	70,000	69,169
4.15% 11/1/25	75,000	75,354
Dollar Tree
3.70% 5/15/23	155,000	153,124
4.00% 5/15/25	350,000	343,799
4.20% 5/15/28	165,000	160,574
Home Depot
1.80% 6/5/20	176,000	173,229
2.00% 4/1/21	250,000	243,801
2.125% 9/15/26	155,000	139,059
2.70% 4/1/23	150,000	146,608

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
Home Depot (continued)
2.80% 9/14/27	200,000	$186,794
3.00% 4/1/26	125,000	120,134
3.35% 9/15/25	265,000	262,173
3.50% 9/15/56	135,000	117,010
3.75% 2/15/24	200,000	204,000
3.90% 6/15/47	200,000	193,114
4.20% 4/1/43	150,000	151,451
4.25% 4/1/46	100,000	102,380
4.40% 4/1/21	100,000	102,921
4.875% 2/15/44	96,000	106,497
5.40% 9/15/40	100,000	116,268
5.875% 12/16/36	350,000	426,757
5.95% 4/1/41	100,000	124,743
Kohl’s
4.25% 7/17/25	50,000	50,019
5.55% 7/17/45	50,000	48,184
Lowe’s
3.10% 5/3/27	250,000	238,850
3.12% 4/15/22	100,000	99,449
3.375% 9/15/25	120,000	118,217
3.70% 4/15/46	200,000	182,062
3.875% 9/15/23	200,000	203,647
4.05% 5/3/47	147,000	141,617
4.25% 9/15/44	250,000	247,478
4.375% 9/15/45	45,000	45,436
4.625% 4/15/20	150,000	152,545
4.65% 4/15/42	100,000	104,252
Macy’s Retail Holdings
2.875% 2/15/23	100,000	94,798
3.45% 1/15/21	100,000	99,416
3.625% 6/1/24	150,000	144,202
4.375% 9/1/23	90,000	90,159
6.90% 4/1/29	150,000	159,040
McDonald’s
2.20% 5/26/20	150,000	147,947
2.625% 1/15/22	100,000	97,369
2.75% 12/9/20	265,000	263,203
3.25% 6/10/24	300,000	294,680
3.35% 4/1/23	155,000	153,842
3.375% 5/26/25	150,000	146,282
3.50% 3/1/27	150,000	145,942
3.625% 5/20/21	100,000	101,062
3.625% 5/1/43	100,000	86,364
3.70% 1/30/26	285,000	282,843
3.80% 4/1/28	200,000	197,604
4.45% 3/1/47	225,000	221,823
4.45% 9/1/48	40,000	39,381
4.60% 5/26/45	94,000	94,783
4.70% 12/9/35	270,000	281,477
4.875% 12/9/45	275,000	288,681
6.30% 3/1/38	50,000	60,290

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
Nordstrom
4.00% 3/15/27	60,000	$58,303
4.75% 5/1/20	100,000	102,410
5.00% 1/15/44	281,000	260,029
O’Reilly Automotive
3.55% 3/15/26	150,000	143,821
3.60% 9/1/27	100,000	95,041
3.80% 9/1/22	100,000	100,515
4.35% 6/1/28	100,000	100,570
4.875% 1/14/21	45,000	46,392
QVC 4.375% 3/15/23	600,000	593,231
Starbucks
2.10% 2/4/21	60,000	58,596
2.20% 11/22/20	40,000	39,232
2.45% 6/15/26	100,000	90,207
2.70% 6/15/22	100,000	97,491
3.10% 3/1/23	150,000	147,895
3.50% 3/1/28	150,000	144,307
3.75% 12/1/47	70,000	61,192
3.80% 8/15/25	150,000	149,232
3.85% 10/1/23	100,000	101,193
4.00% 11/15/28	150,000	149,887
4.30% 6/15/45	105,000	99,925
4.50% 11/15/48	80,000	79,000
Tapestry
3.00% 7/15/22	150,000	144,725
4.125% 7/15/27	150,000	142,513
Target
2.50% 4/15/26	100,000	92,661
2.90% 1/15/22	300,000	297,838
3.625% 4/15/46	490,000	445,482
3.875% 7/15/20	100,000	101,723
3.90% 11/15/47	150,000	141,057
4.00% 7/1/42	150,000	144,459
TJX
2.25% 9/15/26	250,000	226,641
2.50% 5/15/23	100,000	96,280
Walgreen 3.10% 9/15/22	150,000	146,701
Walgreens Boots Alliance
3.45% 6/1/26	45,000	42,774
3.80% 11/18/24	700,000	692,239
4.65% 6/1/46	40,000	38,404
4.80% 11/18/44	500,000	487,171
Walmart
1.75% 10/9/19	95,000	94,157
1.90% 12/15/20	150,000	146,854
2.35% 12/15/22	150,000	145,093
2.55% 4/11/23	300,000	290,955
2.65% 12/15/24	1,150,000	1,101,725
2.85% 6/23/20	200,000	200,118
3.125% 6/23/21	300,000	300,719
3.40% 6/26/23	350,000	351,749

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
Walmart (continued)
3.55% 6/26/25	250,000	$251,464
3.625% 12/15/47	70,000	65,684
3.70% 6/26/28	400,000	400,595
3.95% 6/28/38	130,000	129,995
4.05% 6/29/48	200,000	200,808
5.00% 10/25/40	1,000,000	1,133,624

		22,120,542

Savings & Loans–0.00%
People’s United Financial 3.65% 12/6/22	150,000	148,859

		148,859

Semiconductors–0.41%
Analog Devices
2.50% 12/5/21	60,000	57,777
2.85% 3/12/20	40,000	39,763
2.95% 1/12/21	100,000	99,179
3.125% 12/5/23	150,000	145,215
3.50% 12/5/26	150,000	143,916
3.90% 12/15/25	60,000	58,983
5.30% 12/15/45	100,000	107,234
Applied Materials
2.625% 10/1/20	100,000	99,031
3.30% 4/1/27	80,000	77,127
3.90% 10/1/25	70,000	70,357
4.35% 4/1/47	70,000	69,862
5.10% 10/1/35	70,000	76,955
5.85% 6/15/41	350,000	414,724
Broadcom
2.20% 1/15/21	200,000	193,892
2.375% 1/15/20	350,000	346,002
2.65% 1/15/23	200,000	189,142
3.00% 1/15/22	350,000	341,255
3.125% 1/15/25	145,000	134,903
3.50% 1/15/28	400,000	364,165
3.625% 1/15/24	350,000	340,460
3.875% 1/15/27	750,000	707,312
Intel
1.70% 5/19/21	100,000	96,637
2.35% 5/11/22	200,000	194,642
2.45% 7/29/20	480,000	476,447
2.60% 5/19/26	150,000	140,146
2.70% 12/15/22	150,000	146,839
2.875% 5/11/24	700,000	680,251
3.30% 10/1/21	254,000	255,449
3.70% 7/29/25	365,000	367,766
3.734% 12/8/47	200,000	186,859
4.00% 12/15/32	250,000	254,224
4.10% 5/19/46	150,000	148,662
4.10% 5/11/47	400,000	397,686

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors (continued)
KLA-Tencor 4.65% 11/1/24	300,000	$307,802
Lam Research
2.75% 3/15/20	100,000	99,451
2.80% 6/15/21	150,000	147,521
Marvell Technology Group 4.20% 6/22/23	100,000	99,615
4.875% 6/22/28	100,000	100,721
Maxim Integrated Products 3.375% 3/15/23	100,000	98,228
NVIDIA
2.20% 9/16/21	120,000	116,616
3.20% 9/16/26	200,000	191,542
QUALCOMM
2.25% 5/20/20	300,000	296,191
2.60% 1/30/23	300,000	288,564
2.90% 5/20/24	200,000	191,575
3.00% 5/20/22	300,000	295,310
3.25% 5/20/27	200,000	188,434
3.45% 5/20/25	300,000	291,291
4.30% 5/20/47	445,000	419,188
4.65% 5/20/35	200,000	203,443
4.80% 5/20/45	200,000	203,026
Texas Instruments
2.25% 5/1/23	250,000	239,047
2.625% 5/15/24	48,000	46,180
2.75% 3/12/21	75,000	74,463
4.15% 5/15/48	300,000	301,992
Xilinx
2.95% 6/1/24	100,000	95,108
3.00% 3/15/21	200,000	198,153

		11,916,323

Software–0.70%
Activision Blizzard
2.30% 9/15/21	95,000	92,273
2.60% 6/15/22	50,000	48,469
3.40% 9/15/26	100,000	95,160
3.40% 6/15/27	45,000	42,664
4.50% 6/15/47	60,000	56,749
Adobe Systems
3.25% 2/1/25	95,000	92,900
4.75% 2/1/20	85,000	86,854
Autodesk
3.125% 6/15/20	100,000	99,560
3.50% 6/15/27	100,000	93,315
4.375% 6/15/25	100,000	100,678
Broadridge Financial Solutions 3.95% 9/1/20	100,000	100,917
CA
3.60% 8/1/20	50,000	50,161
4.70% 3/15/27	100,000	100,251
5.375% 12/1/19	100,000	102,243

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Cadence Design Systems 4.375% 10/15/24	75,000	$75,624
Citrix Systems 4.50% 12/1/27	100,000	96,544
Electronic Arts
3.70% 3/1/21	100,000	100,848
4.80% 3/1/26	100,000	104,921
Fidelity National Information Services
3.00% 8/15/26	400,000	370,249
3.50% 4/15/23	164,000	162,245
3.625% 10/15/20	235,000	236,419
3.875% 6/5/24	28,000	27,995
4.25% 5/15/28	80,000	80,312
4.50% 10/15/22	40,000	41,160
4.50% 8/15/46	50,000	47,372
4.75% 5/15/48	100,000	99,568
5.00% 10/15/25	56,000	59,049
Fiserv
2.70% 6/1/20	150,000	148,735
3.50% 10/1/22	150,000	149,380
3.85% 6/1/25	150,000	148,903
4.625% 10/1/20	100,000	102,886
Microsoft
1.55% 8/8/21	500,000	480,112
1.85% 2/6/20	200,000	197,613
2.00% 11/3/20	700,000	687,817
2.00% 8/8/23	250,000	236,454
2.375% 5/1/23	150,000	145,224
2.40% 2/6/22	200,000	195,462
2.40% 8/8/26	850,000	784,574
2.65% 11/3/22	200,000	196,032
2.875% 2/6/24	65,000	63,591
3.00% 10/1/20	300,000	301,759
3.125% 11/3/25	200,000	195,957
3.30% 2/6/27	1,115,000	1,094,807
3.45% 8/8/36	250,000	238,828
3.50% 11/15/42	150,000	140,099
3.625% 12/15/23	300,000	304,880
3.70% 8/8/46	850,000	815,086
3.75% 2/12/45	500,000	485,784
3.95% 8/8/56	200,000	196,231
4.10% 2/6/37	200,000	206,983
4.20% 11/3/35	200,000	209,009
4.25% 2/6/47	200,000	210,525
4.45% 11/3/45	200,000	215,028
4.50% 10/1/40	100,000	107,905
4.50% 2/6/57	200,000	216,454
4.75% 11/3/55	200,000	226,721
4.875% 12/15/43	800,000	905,740
5.20% 6/1/39	200,000	234,270
Oracle
1.90% 9/15/21	455,000	439,501
2.25% 10/8/19	300,000	298,545

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
2.40% 9/15/23	150,000	$143,218
2.50% 5/15/22	1,000,000	973,803
2.50% 10/15/22	550,000	533,954
2.625% 2/15/23	70,000	67,975
2.65% 7/15/26	460,000	427,383
2.95% 11/15/24	150,000	144,991
2.95% 5/15/25	500,000	480,191
3.25% 11/15/27	200,000	192,667
3.80% 11/15/37	90,000	85,912
3.85% 7/15/36	150,000	145,174
3.875% 7/15/20	100,000	101,650
3.90% 5/15/35	355,000	344,181
4.00% 7/15/46	150,000	143,303
4.00% 11/15/47	140,000	133,275
4.30% 7/8/34	700,000	716,028
4.375% 5/15/55	800,000	798,879
4.50% 7/8/44	500,000	513,947
5.375% 7/15/40	400,000	456,231
6.125% 7/8/39	150,000	185,088
6.50% 4/15/38	200,000	257,252
salesforce.com
3.25% 4/11/23	100,000	99,339
3.70% 4/11/28	100,000	99,263
VMware
2.30% 8/21/20	90,000	88,268
2.95% 8/21/22	105,000	101,159
3.90% 8/21/27	85,000	80,566

		20,559,092

Telecommunications–1.14%
America Movil
3.125% 7/16/22	200,000	196,185
4.375% 7/16/42	200,000	196,037
5.00% 10/16/19	500,000	510,125
5.00% 3/30/20	200,000	204,987
6.125% 11/15/37	150,000	175,280
6.125% 3/30/40	250,000	297,089
6.375% 3/1/35	25,000	29,781
AT&T
3.00% 2/15/22	700,000	686,147
3.20% 3/1/22	100,000	98,596
3.40% 5/15/25	550,000	524,403
3.80% 3/1/24	150,000	148,704
3.95% 1/15/25	225,000	221,839
4.10% 2/15/28	2,094,000	2,036,818
4.125% 2/17/26	550,000	544,304
4.25% 3/1/27	500,000	494,405
4.30% 2/15/30	1,286,000	1,239,482
4.35% 6/15/45	532,000	460,001
4.45% 4/1/24	300,000	306,313
4.50% 5/15/35	220,000	206,125

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
4.50% 3/9/48	693,000	$607,016
4.75% 5/15/46	665,000	609,807
4.80% 6/15/44	987,000	913,494
5.15% 3/15/42	150,000	145,257
5.15% 11/15/46	516,000	495,802
5.25% 3/1/37	150,000	149,936
5.35% 9/1/40	338,000	336,279
5.45% 3/1/47	300,000	300,806
5.55% 8/15/41	40,000	40,601
5.70% 3/1/57	150,000	152,692
5.875% 10/1/19	40,000	41,144
6.00% 8/15/40	200,000	214,794
6.35% 3/15/40	50,000	55,151
Bell Canada 4.464% 4/1/48	100,000	98,739
British Telecommunications 9.625% 12/15/30	350,000	498,132
Cisco Systems
1.85% 9/20/21	600,000	578,805
2.20% 2/28/21	150,000	146,926
2.45% 6/15/20	100,000	99,232
2.50% 9/20/26	300,000	277,759
2.60% 2/28/23	150,000	146,094
2.90% 3/4/21	615,000	613,024
2.95% 2/28/26	150,000	144,329
3.00% 6/15/22	60,000	59,723
3.50% 6/15/25	45,000	44,958
3.625% 3/4/24	100,000	101,500
4.45% 1/15/20	300,000	306,065
5.50% 1/15/40	200,000	238,968
5.90% 2/15/39	300,000	374,083
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	618,993
Juniper Networks
4.60% 3/15/21	100,000	102,196
5.95% 3/15/41	100,000	99,662
Koninklijke KPN 8.375% 10/1/30	100,000	129,180
Motorola Solutions
3.50% 3/1/23	100,000	97,499
4.00% 9/1/24	250,000	245,377
4.60% 2/23/28	100,000	97,956
Orange
1.625% 11/3/19	150,000	147,759
4.125% 9/14/21	100,000	102,370
5.375% 1/13/42	100,000	109,892
9.00% 3/1/31	800,000	1,137,783
Rogers Communications
2.90% 11/15/26	200,000	184,102
3.00% 3/15/23	125,000	121,403
3.625% 12/15/25	65,000	63,601
4.10% 10/1/23	300,000	305,249
4.30% 2/15/48	40,000	38,681

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Communications (continued)
4.50% 3/15/43	100,000	$98,464
5.00% 3/15/44	100,000	105,040
7.50% 8/15/38	25,000	33,097
Telefonica Emisiones
4.665% 3/6/38	150,000	141,364
4.895% 3/6/48	200,000	186,977
5.134% 4/27/20	690,000	709,417
5.213% 3/8/47	300,000	294,582
5.462% 2/16/21	140,000	146,251
7.045% 6/20/36	175,000	211,690
Telefonica Europe 8.25% 9/15/30	200,000	256,449
Telefonos de Mexico 5.50% 11/15/19	100,000	102,475
TELUS
2.80% 2/16/27	100,000	91,322
3.70% 9/15/27	100,000	97,498
4.60% 11/16/48	100,000	99,912
Verizon Communications
2.625% 8/15/26	230,000	208,909
3.50% 11/1/24	900,000	888,687
3.85% 11/1/42	650,000	564,257
4.125% 3/16/27	200,000	201,268
4.125% 8/15/46	35,000	31,523
4.272% 1/15/36	904,000	864,089
4.329% 9/21/28	2,387,000	2,404,614
4.40% 11/1/34	600,000	586,776
4.50% 8/10/33	170,000	169,054
4.522% 9/15/48	1,324,000	1,264,129
4.812% 3/15/39	300,000	303,413
5.25% 3/16/37	600,000	641,621
5.50% 3/16/47	150,000	164,861
Vodafone Group
2.50% 9/26/22	300,000	288,067
2.95% 2/19/23	225,000	217,228
3.75% 1/16/24	340,000	336,547
4.125% 5/30/25	75,000	74,527
4.375% 5/30/28	175,000	172,751
4.375% 2/19/43	150,000	135,377
5.00% 5/30/38	95,000	93,964
5.25% 5/30/48	200,000	201,553
6.15% 2/27/37	700,000	775,225
7.875% 2/15/30	100,000	124,554

		33,256,972

Textiles–0.01%
Cintas No. 2
2.90% 4/1/22	100,000	97,633
3.70% 4/1/27	100,000	97,568

		195,201

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Toys, Games & Hobbies–0.01%
Hasbro
3.15% 5/15/21	75,000	$74,154
3.50% 9/15/27	60,000	55,810
5.10% 5/15/44	65,000	61,493
6.35% 3/15/40	65,000	71,119

		262,576

Transportation–0.52%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	491,921
3.00% 4/1/25	250,000	242,565
3.05% 3/15/22	150,000	148,484
3.25% 6/15/27	100,000	97,738
3.45% 9/15/21	200,000	201,638
3.65% 9/1/25	100,000	100,548
3.85% 9/1/23	100,000	102,160
3.90% 8/1/46	105,000	100,011
4.05% 6/15/48	190,000	185,314
4.125% 6/15/47	100,000	99,370
4.15% 4/1/45	114,000	112,705
4.15% 12/15/48	40,000	39,656
4.40% 3/15/42	100,000	102,369
4.45% 3/15/43	100,000	103,698
4.70% 9/1/45	100,000	106,353
4.95% 9/15/41	100,000	110,149
5.05% 3/1/41	100,000	110,655
5.15% 9/1/43	150,000	168,557
5.75% 5/1/40	200,000	239,844
6.15% 5/1/37	100,000	122,834
Canadian National Railway
2.40% 2/3/20	60,000	59,511
2.75% 3/1/26	50,000	47,085
2.95% 11/21/24	100,000	96,444
3.20% 8/2/46	100,000	85,183
3.65% 2/3/48	100,000	92,845
6.20% 6/1/36	100,000	122,595
6.25% 8/1/34	100,000	122,508
Canadian Pacific Railway
2.90% 2/1/25	150,000	142,809
4.45% 3/15/23	100,000	102,962
4.80% 9/15/35	65,000	68,520
4.80% 8/1/45	100,000	106,743
6.125% 9/15/2115	65,000	77,142
7.125% 10/15/31	150,000	188,759
CH Robinson Worldwide 4.20% 4/15/28	100,000	98,668
CSX
3.25% 6/1/27	100,000	94,944
3.35% 11/1/25	250,000	242,726
3.70% 10/30/20	275,000	277,861
3.70% 11/1/23	94,000	94,324
3.80% 3/1/28	100,000	98,771
3.80% 11/1/46	150,000	136,197

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
CSX (continued)
3.95% 5/1/50	90,000	$81,637
4.10% 3/15/44	100,000	94,769
4.25% 11/1/66	100,000	90,135
4.30% 3/1/48	100,000	98,298
4.40% 3/1/43	200,000	199,001
4.65% 3/1/68	100,000	97,106
5.50% 4/15/41	200,000	224,327
6.15% 5/1/37	120,000	144,606
6.22% 4/30/40	100,000	122,715
FedEx
2.625% 8/1/22	55,000	53,295
3.20% 2/1/25	200,000	195,077
3.25% 4/1/26	150,000	144,795
3.30% 3/15/27	100,000	95,740
3.40% 2/15/28	100,000	96,023
3.875% 8/1/42	100,000	89,054
4.00% 1/15/24	120,000	123,063
4.05% 2/15/48	100,000	91,117
4.10% 4/15/43	100,000	91,738
4.10% 2/1/45	200,000	183,219
4.40% 1/15/47	100,000	95,895
4.55% 4/1/46	150,000	147,476
4.75% 11/15/45	350,000	351,785
4.90% 1/15/34	60,000	63,782
Kansas City Southern
4.30% 5/15/43	100,000	94,257
4.70% 5/1/48	100,000	99,884
4.95% 8/15/45	100,000	103,200
Kirby 4.20% 3/1/28	100,000	97,940
Norfolk Southern
2.90% 6/15/26	165,000	155,220
2.903% 2/15/23	121,000	118,119
3.00% 4/1/22	118,000	116,205
3.15% 6/1/27	50,000	47,459
3.25% 12/1/21	100,000	99,769
3.65% 8/1/25	50,000	49,744
3.80% 8/1/28	60,000	59,500
3.85% 1/15/24	150,000	151,719
3.942% 11/1/47	80,000	74,608
4.05% 8/15/52	132,000	124,067
4.15% 2/28/48	125,000	121,284
4.45% 6/15/45	100,000	100,677
4.65% 1/15/46	100,000	103,491
4.837% 10/1/41	111,000	117,224
5.10% 8/1/18	30,000	29,761
Ryder System
2.25% 9/1/21	120,000	115,842
2.80% 3/1/22	60,000	58,547
2.875% 9/1/20	50,000	49,667
3.40% 3/1/23	100,000	98,793
3.45% 11/15/21	25,000	24,908

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
Ryder System (continued)
3.50% 6/1/21	50,000	$49,986
Union Pacific
2.75% 3/1/26	250,000	233,649
3.20% 6/8/21	100,000	100,003
3.25% 1/15/25	495,000	481,140
3.25% 8/15/25	50,000	48,578
3.35% 8/15/46	150,000	127,017
3.375% 2/1/35	200,000	180,473
3.50% 6/8/23	150,000	149,771
3.60% 9/15/37	40,000	36,756
3.646% 2/15/24	185,000	184,688
3.75% 7/15/25	100,000	100,154
3.799% 10/1/51	332,000	296,312
3.875% 2/1/55	94,000	83,048
3.95% 9/10/28	115,000	115,736
4.00% 2/1/21	65,000	66,041
4.00% 4/15/47	100,000	94,854
4.05% 11/15/45	50,000	47,660
4.10% 9/15/67	65,000	57,839
4.163% 7/15/22	190,000	194,874
4.375% 9/10/38	75,000	76,528
4.375% 11/15/65	30,000	27,900
4.50% 9/10/48	90,000	92,167
4.80% 9/10/58	150,000	155,756
United Parcel Service
2.35% 5/16/22	250,000	241,693
2.40% 11/15/26	150,000	137,119
2.45% 10/1/22	125,000	120,919
3.125% 1/15/21	350,000	350,605
3.40% 11/15/46	150,000	130,172
3.625% 10/1/42	75,000	68,080
3.75% 11/15/47	150,000	139,635
4.875% 11/15/40	55,000	59,439
6.20% 1/15/38	255,000	321,773

		15,100,069

Trucking & Leasing–0.01%
GATX
2.60% 3/30/20	100,000	98,771
3.25% 9/15/26	50,000	46,098
3.85% 3/30/27	50,000	47,611
4.55% 11/7/28	100,000	99,971
5.20% 3/15/44	50,000	51,960

		344,411

Water–0.04%
American Water Capital
2.95% 9/1/27	180,000	168,620
3.75% 9/1/28	150,000	148,739
3.75% 9/1/47	250,000	227,709
3.85% 3/1/24	250,000	252,535

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Water (continued)
American Water Capital (continued)
4.00% 12/1/46	50,000	$46,900
4.20% 9/1/48	100,000	98,549
4.30% 12/1/42	100,000	98,740

		1,041,792

Total Corporate Bonds (Cost $776,216,769)		770,122,879

MUNICIPAL BONDS–0.64%
American Municipal Power, Ohio Taxable Build America Bonds
Series B 6.449% 2/15/44	50,000	63,492
Series B 7.834% 2/15/41	55,000	78,871
Series B 8.084% 2/15/50	800,000	1,256,864
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	273,692
Series S1 6.918% 4/1/40	100,000	134,598
Series S1 7.043% 4/1/50	100,000	146,932
California State Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	96,434
California State Taxable Build America Bonds
7.30% 10/1/39	1,100,000	1,539,340
7.60% 11/1/40	80,000	119,202
7.625% 3/1/40	85,000	124,067
7.95% 3/1/36	100,000	106,619
California State Taxable General Obligation Bonds
2.80% 4/1/21	65,000	64,815
3.375% 4/1/25	75,000	74,373
3.50% 4/1/28	100,000	98,007
4.50% 4/1/33	100,000	104,124
4.60% 4/1/38	60,000	62,339
California State University Systemwide- Taxable Series B 3.899% 11/1/47	50,000	47,323
California State Various Purposes Taxable Build America Bonds
6.20% 10/1/19	100,000	103,313
7.50% 4/1/34	325,000	450,301
7.55% 4/1/39	600,000	877,878
Central Puget Sound Regional Transit Authority, Washington Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	60,481
Chicago, Illinios Taxable Build America Bonds
Series B 7.375% 1/1/33	100,000	108,942
Series B 7.75% 1/1/42	100,000	107,281
Chicago, Illinois Transit Authority Sales & Transfer Tax Receipts Revenue (Taxable Pension Funding) Series A 6.899% 12/1/40	100,000	127,368

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Chicago, Illinois Transit Authority Sales & Transfer Tax Receipts Revenue (continued) (Taxable Retiree Health) Series B 6.899% 12/1/40	40,000	$50,947
City of Houston, Texas Pension Obiligation Bonds Taxable Series 2017 3.961% 3/1/47	100,000	94,579
Clark County, Nevada Airport Revenue Taxable Build America Bonds
Series B 6.881% 7/1/42	50,000	51,445
Series C 6.82% 7/1/45	75,000	106,143
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds
4.91% 5/1/29	100,000	109,297
Series E 4.20% 12/1/21	100,000	102,346
Series E 5.456% 12/1/39	100,000	118,823
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	114,024
Series D 5.09% 10/1/30	200,000	211,584
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds 5.999% 12/1/44	200,000	258,778
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	107,218
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.874% 6/1/40	100,000	124,580
Greater Chicago, Illinois Metropolitan Water Reclaimation District (Direct Payment) Taxable Build America Bonds 5.72% 12/1/38	150,000	181,513
Illinois State Taxable Pension
4.95% 6/1/23	100,000	101,735
5.10% 6/1/33	800,000	769,072
Kansas Development Finance Authority Series H 4.927% 4/15/45	100,000	107,723
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	144,971
Los Angeles, California County Public Works Financing Authority 7.618% 8/1/40	100,000	144,657
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	405,676
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,195
Series B 6.731% 7/1/43	50,000	65,871

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	$119,577
6.668% 11/15/39	130,000	168,845
Series E 6.814% 11/15/40	500,000	660,760
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	114,192
Missouri State Health & Educational Facilities Authority Taxable (Washington Univesity) Series A 3.652% 8/15/57	150,000	138,986
Municipal Electric Authority, Georgia Taxable Build America Bonds (Plant Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	177,405
6.655% 4/1/57	125,000	148,338
7.055% 4/1/57	100,000	114,768
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	270,180
^Series B 7.625% 2/15/22 (AGM)	200,000	177,324
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.561% 12/15/40	100,000	120,623
Series C 5.754% 12/15/28	100,000	110,084
Series C 6.104% 12/15/28	200,000	209,092
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	483,494
Series F 7.414% 1/1/40	90,000	129,080
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	80,997
5.75% 6/15/41	100,000	124,321
5.952% 6/15/42	100,000	127,461
6.011% 6/15/42	35,000	44,938
New York City, New York Taxable Build America Bonds
5.517% 10/1/37	85,000	100,224
Series A2 5.206% 10/1/31	100,000	111,130
Series F-1 6.271% 12/1/37	100,000	126,350
New York City, New York Transitional Finance Authority Taxable Build America Bonds (Future Tax Secured Revenue)
5.508% 8/1/37	200,000	235,276
5.572% 11/1/38	65,000	76,690
New York State Dormitory Authority Taxable Build America Bonds 5.60% 3/15/40	100,000	118,984
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	57,651

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Ohio State University Taxable Build America Bonds
Series A 3.798% 12/1/46	100,000	$94,245
Series C 4.91% 6/1/40	100,000	112,844
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	278,953
Oregon State Department of Transportation Highway User Tax Revenue (Direct Payment) Taxable Build America Bonds Series A Sub-Lien 5.834% 11/15/34	75,000	90,836
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidy) Series A 5.00% 9/15/27	100,000	107,045
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds Series B 5.511% 12/1/45	150,000	179,352
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	301,998
Series 168th 4.926% 10/1/51	350,000	391,381
Series 174th 4.458% 10/1/62	250,000	260,045
Series 181st 4.96% 8/1/46	155,000	173,588
Series 192nd 4.81% 10/15/65	250,000	273,838
Rutgers State University of New Jersey Taxable Build America Bonds 5.665% 5/1/40	155,000	181,567
Sales Tax Securitization Bonds, Illinois Series 2018B 3.82% 1/1/48	100,000	91,031
Salt River Project, Arizona Agricultural Improvement & Power District Electric Taxable Build America Bonds 4.839% 1/1/41	60,000	67,376
San Antonio, Texas Electric & Gas Systems Revenue Taxable Build America Bonds
4.427% 2/1/42	250,000	267,855
5.985% 2/1/39	50,000	63,699
San Diego County, California Regional Transportation Commission Taxable Build America Bond 5.911% 4/1/48	100,000	129,545
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	130,380
South Carolina State Public Service Authority Taxable Obligations Series D 2.388% 12/1/23	150,000	139,550
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	122,853

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Texas State Transportation Commission State Highway Fund RevenueTaxable Build America (1st Tier-Direct Payment) Series B 5.178% 4/1/30	200,000	$225,358
University of California General Taxable
Series AD 4.858% 5/15/2112	250,000	254,163
Series AQ 4.767% 5/15/2115	250,000	247,915
Series AX 3.063% 7/1/25	100,000	97,167
University of California Regents Medical Center Pooled Revenue Build America Bonds Series H 6.548% 5/15/48	100,000	131,297
University of Texas Board of Regents System Permanent Fund Taxable Build America Bonds Series 2017A 3.376% 7/1/47	40,000	36,618
University of Texas University Revenues Taxable Financing System
Series C 4.794% 8/15/46	90,000	100,384
Series A 3.354% 8/15/47	100,000	90,403
University of Virginia Taxable Series C 4.179% 9/1/2117	50,000	48,311
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	100,422
Series D 4.554% 7/1/24	60,000	62,547

Total Municipal Bonds (Cost $16,611,793)		18,807,169

NON-AGENCY ASSET-BACKED SECURITIES–0.50%
Ally Auto Receivables Trust Series 2018-1 A3 2.35% 6/15/22	250,000	247,730
Ally Master Owner Trust
Series 2018-1 A2 2.70% 1/17/23	150,000	148,443
Series 2018-2 A 3.29% 5/15/23	100,000	100,035
American Express Credit Account Master Trust Series 2017-1 A 1.93% 9/15/22	1,900,000	1,873,660
AmeriCredit Automobile Receivables Trust Series 2017-4 A3 2.04% 7/18/22	665,000	655,970
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	350,000	345,156
Series 2018-A2 A2 3.00% 9/15/23	500,000	498,683
Capital One Multi-Asset Execution Trust Series 2015-A2 A2 2.08% 3/15/23	1,600,000	1,577,116
CarMax Auto Owner Trust
Series 2017-4 A3 2.11% 10/17/22	550,000	541,464
Series 2017-4 C 2.70% 10/16/23	125,000	122,244
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,092,355
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	924,460

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	$987,512
Series 2017-A3 A3 1.92% 4/7/22	500,000	492,099
Discover Card Execution Note Trust Series 2017-A6 A6 1.88% 2/15/23	250,000	244,572
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	351,015
Ford Credit Floorplan Master Owner Trust
Series 2017-2 A1 2.16% 9/15/22	250,000	245,165
Series 2017-3 A 2.48% 9/15/24	550,000	531,146
Mercedes-Benz Auto Lease Trust Series 2018-A A3 2.41% 2/16/21	150,000	149,155
Nissan Auto Receivables Owner Trust Series 2018-A A3 2.65% 5/16/22	265,000	263,230
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	508,908	508,942
Series 2016-3 C 2.46% 3/15/22	1,000,000	993,050
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	583,981
Toyota Auto Receivables Owner Trust Series 2017-B A3 1.76% 7/15/21	700,000	692,219
World Omni Auto Receivables Trust Series 2018-A A3 2.50% 4/17/23	300,000	296,109
World Omni Automobile Lease Securitization Trust Series 2018-B A3 3.19% 12/15/21	200,000	199,984

Total Non-Agency Asset-Backed Securities (Cost $14,846,547)		14,665,495

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.19%
BANK
Series 2017-BNK7 A2 3.061% 9/15/60	500,000	492,271
Series 2017-BNK7 A4 3.175% 9/15/60	500,000	476,658
Series 2018-BN13 A5 4.217% 8/15/61	145,000	149,211
BENCHMARK Mortgage Trust Series 2018-B2 A5 3.882% 2/15/51	195,000	196,349
Benchmark Mortgage Trust Series 2018-B5 A4 4.208% 7/15/51	200,000	206,164
CD Mortgage Trust
Series 2017-CD3 A4 3.631% 2/10/50	400,000	396,194
Series 2017-CD6 A5 3.456% 11/13/50	380,000	370,234
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,234,063
Series 2013-GC11 AS 3.422% 4/10/46	770,000	751,783
Series 2013-GC15 A3 4.095% 9/10/46	737,758	757,610
•Series 2015-GC33 B 4.722% 9/10/58	500,000	515,813
COMM Mortgage Trust
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	986,116
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,393,435
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,516,595
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	981,883
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,001,979

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
tCommercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	$557,035
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.718% 8/15/48	1,000,000	999,707
•Series 2017-CX10 A5 3.458% 11/15/50	500,000	485,026
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,464,764
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,479,338
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.409% 8/15/46	1,475,000	1,512,890
Series 2016-C1 A5 3.576% 3/15/49	2,000,000	1,975,979
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.702% 12/15/47	848,296	838,036
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,111,563
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	712,118
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,252,123
Series 2015-C25 ASB 3.383% 10/15/48	800,000	792,786
Morgan Stanley Capital I Series 2017-HR2 A4 3.587% 12/15/50	500,000	489,788
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	493,534
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.563% 10/15/50	580,000	567,549
Series 2017-C7 A4 3.679% 12/15/50	350,000	344,562
Series 2018-C8 A4 3.983% 2/15/51	200,000	201,406
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,001,337
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.423% 7/15/46	400,000	402,071
Series 2015-C30 A3 3.411% 9/15/58	500,000	491,470
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	995,869
Series 2015-LC20 A2 2.678% 4/15/50	600,000	596,115
Series 2015-P2 A4 3.809% 12/15/48	665,000	668,458
Series 2016-C34 A2 2.603% 6/15/49	600,000	587,796
Series 2017-C41 A4 3.472% 11/15/50	350,000	340,173
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	934,711	915,212
•Series 2013-C15 C 4.621% 8/15/46	1,000,000	996,592
Series 2014-C22 A5 3.752% 9/15/57	1,000,000	1,005,357

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $35,924,577)		34,705,012

ΔREGIONAL BONDS–0.26%
Canada–0.26%
Province of Alberta Canada 2.20% 7/26/22	500,000	481,441

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Alberta Canada (continued)
3.30% 3/15/28	400,000	$393,141
Province of British Columbia Canada
2.00% 10/23/22	150,000	143,389
6.50% 1/15/26	100,000	118,461
7.25% 9/1/36	100,000	148,389
Province of Manitoba Canada 2.10% 9/6/22	63,000	60,167
Province of New Brunswick Canada 3.625% 2/24/28	150,000	150,578
Province of Ontario Canada
1.875% 5/21/20	500,000	490,957
2.20% 10/3/22	500,000	479,959
2.40% 2/8/22	750,000	729,926
2.45% 6/29/22	150,000	145,751
2.55% 2/12/21	1,050,000	1,036,075
4.00% 10/7/19	200,000	202,244
4.40% 4/14/20	400,000	408,525
Province of Quebec Canada
2.50% 4/20/26	1,000,000	943,251
2.625% 2/13/23	350,000	341,170
2.75% 4/12/27	300,000	285,883
3.50% 7/29/20	300,000	302,711
7.50% 7/15/23	200,000	235,512
7.50% 9/15/29	175,000	238,454
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	117,022

		7,453,006

Japan–0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	101,649

		101,649

Total Regional Bonds (Cost $7,647,516)		7,554,655

ΔSOVEREIGN BONDS–1.34%
Canada–0.08%
Canada Government International Bond 2.00% 11/15/22	290,000	278,838
Export Development Canada
1.50% 5/26/21	200,000	192,369
1.75% 7/21/20	1,000,000	979,612
2.50% 1/24/23	800,000	781,407

		2,232,226

Chile–0.04%
Chile Government International Bonds
2.25% 10/30/22	100,000	96,104
3.125% 1/21/26	826,000	794,773
3.24% 2/6/28	350,000	336,175

		1,227,052

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Colombia–0.10%
Colombia Government International Bonds
2.625% 3/15/23	700,000	$667,013
3.875% 4/25/27	350,000	339,937
4.00% 2/26/24	250,000	250,313
5.00% 6/15/45	500,000	500,750
6.125% 1/18/41	200,000	227,000
7.375% 9/18/37	500,000	631,875
8.125% 5/21/24	250,000	300,937

		2,917,825

Hungary–0.06%
Hungary Government International Bonds
5.375% 3/25/24	700,000	750,869
7.625% 3/29/41	700,000	979,436

		1,730,305

Indonesia–0.03%
Indonesia Government International Bond 4.10% 4/24/28	750,000	729,175

		729,175

Iraq–0.02%
Iraq Government AID Bond 2.149% 1/18/22	695,000	676,556

		676,556

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	223,787
Israel Government International Bonds
2.875% 3/16/26	200,000	189,540
3.15% 6/30/23	200,000	197,842
3.25% 1/17/28	200,000	192,447
4.00% 6/30/22	150,000	153,435
4.50% 1/30/43	200,000	203,958

		1,161,009

Italy–0.04%
Republic of Italy Government International Bonds
5.375% 6/15/33	800,000	843,077
6.875% 9/27/23	350,000	380,994

		1,224,071

Japan–0.17%
Japan Bank for International Cooperation
1.875% 4/20/21	300,000	290,258
2.00% 11/4/21	200,000	192,636
2.125% 6/1/20	200,000	196,949
2.125% 7/21/20	200,000	196,507
2.125% 11/16/20	200,000	195,788
2.25% 11/4/26	200,000	183,354
2.375% 7/21/22	300,000	290,418
2.375% 11/16/22	200,000	193,039
2.375% 4/20/26	300,000	279,548

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation (continued)
2.50% 6/1/22	200,000	$194,563
2.50% 5/28/25	700,000	662,719
2.75% 11/16/27	200,000	189,029
2.875% 6/1/27	350,000	335,351
2.875% 7/21/27	200,000	191,514
3.125% 7/20/21	200,000	199,409
3.25% 7/20/23	200,000	199,411
3.25% 7/20/28	300,000	295,565
3.375% 7/31/23	200,000	200,487
Japan International Cooperation Agency
2.125% 10/20/26	200,000	181,494
3.375% 6/12/28	200,000	198,506

		4,866,545

Mexico–0.25%
Mexico Government International Bonds
3.50% 1/21/21	420,000	421,552
3.60% 1/30/25	1,400,000	1,362,200
3.625% 3/15/22	868,000	870,882
3.75% 1/11/28	200,000	190,850
4.00% 10/2/23	550,000	554,315
4.125% 1/21/26	285,000	283,019
4.15% 3/28/27	370,000	364,774
4.35% 1/15/47	200,000	182,002
4.60% 2/10/48	200,000	188,500
4.75% 3/8/44	1,000,000	958,000
5.75% 10/12/2110	800,000	808,208
6.05% 1/11/40	475,000	528,680
6.75% 9/27/34	500,000	599,375

		7,312,357

Panama–0.07%
Panama Government International Bonds
3.875% 3/17/28	300,000	297,903
4.50% 4/16/50	200,000	198,802
5.20% 1/30/20	800,000	822,808
6.70% 1/26/36	200,000	250,802
7.125% 1/29/26	100,000	119,625
8.875% 9/30/27	100,000	135,150
9.375% 4/1/29	100,000	142,250

		1,967,340

Peru–0.05%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	361,729
5.625% 11/18/50	100,000	118,950
6.55% 3/14/37	500,000	633,750
7.35% 7/21/25	100,000	122,851
8.75% 11/21/33	200,000	296,000

		1,533,280

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines–0.11%
Philippine Government International Bonds
3.00% 2/1/28	200,000	$186,524
3.70% 2/2/42	200,000	186,442
3.95% 1/20/40	500,000	483,349
5.00% 1/13/37	500,000	548,477
7.75% 1/14/31	1,000,000	1,351,615
9.50% 2/2/30	300,000	444,907

		3,201,314

Poland–0.06%
Republic of Poland Government International Bonds
3.00% 3/17/23	250,000	245,700
3.25% 4/6/26	400,000	388,904
5.00% 3/23/22	500,000	526,343
5.125% 4/21/21	700,000	732,921

		1,893,868

Republic of Korea–0.08%
Export-Import Bank of Korea
2.125% 1/25/20	200,000	197,238
2.625% 5/26/26	300,000	274,074
2.75% 1/25/22	200,000	194,482
2.875% 1/21/25	500,000	470,224
3.25% 11/10/25	200,000	191,269
4.00% 1/29/21	100,000	101,217
5.00% 4/11/22	250,000	261,085
5.125% 6/29/20	100,000	102,994
Korea International Bonds
2.75% 1/19/27	500,000	471,568
3.875% 9/11/23	200,000	204,190

		2,468,341

Sweden–0.05%
Svensk Exportkredit
1.875% 6/23/20	400,000	392,727
2.75% 10/7/20	475,000	473,003
2.875% 3/14/23	500,000	493,973

		1,359,703

Ukraine–0.03%
Ukraine Government AID Bond 1.847% 5/29/20	753,000	743,381

		743,381

Uruguay–0.06%
Uruguay Government International Bonds
4.375% 10/27/27	300,000	306,491
5.10% 6/18/50	1,000,000	1,023,750
7.625% 3/21/36	250,000	338,233

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bonds (continued)
8.00% 11/18/22	200,000	$226,702

		1,895,176

Total Sovereign Bonds (Cost $39,584,725)		39,139,524

SUPRANATIONAL BANKS–1.58%
African Development Bank
1.875% 3/16/20	500,000	492,975
2.125% 11/16/22	350,000	337,544
Asian Development Bank
1.375% 3/23/20	200,000	195,752
1.625% 3/16/21	400,000	387,455
1.75% 1/10/20	1,000,000	986,929
1.75% 8/14/26	100,000	90,163
1.875% 2/18/22	600,000	577,697
2.00% 4/24/26	600,000	552,778
2.375% 8/10/27	250,000	234,637
2.50% 11/2/27	2,000,000	1,892,666
2.625% 1/12/27	1,000,000	959,049
2.75% 3/17/23	725,000	715,076
Corp Andina de Fomento
2.20% 7/18/20	300,000	294,240
4.375% 6/15/22	250,000	257,135
Council of Europe Development Bank
1.75% 11/14/19	400,000	395,425
1.875% 1/27/20	450,000	444,241
2.625% 2/13/23	90,000	88,318
European Bank for Reconstruction & Development
1.50% 3/16/20	250,000	245,127
1.875% 2/23/22	400,000	385,059
2.00% 2/1/21	1,000,000	978,920
2.75% 4/26/21	250,000	248,566
2.75% 3/7/23	700,000	690,103
European Investment Bank
1.25% 12/16/19	1,000,000	981,838
1.625% 3/16/20	1,500,000	1,473,959
1.625% 6/15/21	600,000	579,086
2.00% 3/15/21	800,000	782,050
2.25% 8/15/22	1,000,000	970,552
2.375% 5/13/21	500,000	492,624
2.375% 6/15/22	1,000,000	976,642
2.50% 4/15/21	1,500,000	1,483,297
2.50% 3/15/23	955,000	931,320
2.875% 9/15/20	350,000	349,644
2.875% 12/15/21	375,000	373,402
2.875% 8/15/23	500,000	494,928
3.25% 1/29/24	1,400,000	1,408,983
4.00% 2/16/21	400,000	409,417
4.875% 2/15/36	700,000	843,195

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
FMS Wertmanagement
1.375% 6/8/21	500,000	$479,322
2.00% 8/1/22	800,000	769,623
2.75% 3/6/23	250,000	246,746
Inter-American Development Bank
1.25% 9/14/21	700,000	666,334
1.375% 7/15/20	1,250,000	1,217,601
1.625% 5/12/20	600,000	588,399
1.875% 3/15/21	500,000	487,344
2.00% 6/2/26	250,000	230,685
2.125% 11/9/20	400,000	393,570
2.50% 1/18/23	2,500,000	2,444,363
2.625% 4/19/21	310,000	307,296
3.00% 10/4/23	500,000	497,943
3.00% 2/21/24	400,000	397,738
3.20% 8/7/42	100,000	96,768
3.875% 2/14/20	200,000	202,836
3.875% 10/28/41	100,000	107,608
4.375% 1/24/44	56,000	65,226
International Bank for Reconstruction & Development
1.125% 11/27/19	1,000,000	981,090
1.375% 3/30/20	500,000	489,441
1.375% 5/24/21	300,000	288,151
1.375% 9/20/21	300,000	286,364
1.625% 3/9/21	1,000,000	969,116
1.625% 2/10/22	600,000	573,421
1.875% 10/7/19	700,000	694,312
1.875% 4/21/20	1,000,000	985,376
2.125% 11/1/20	1,000,000	984,649
2.125% 12/13/21	500,000	487,091
2.125% 2/13/23	100,000	96,252
2.50% 11/25/24	900,000	870,958
2.50% 7/29/25	1,200,000	1,154,432
2.50% 11/22/27	350,000	331,105
2.75% 7/23/21	500,000	497,113
4.75% 2/15/35	50,000	59,471
7.625% 1/19/23	100,000	118,135
International Finance
1.125% 7/20/21	200,000	190,124
1.625% 7/16/20	700,000	684,548
1.75% 3/30/20	500,000	491,853
2.25% 1/25/21	300,000	295,344
2.875% 7/31/23	160,000	158,651
Nordic Investment Bank
1.625% 11/20/20	200,000	194,497
2.25% 2/1/21	200,000	196,772
2.25% 9/30/21	200,000	195,487
2.50% 4/28/20	400,000	397,794
2.875% 7/19/23	200,000	198,207

Total Supranational Banks (Cost $47,076,972)		46,069,948

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–37.56%
U.S. Treasury Bonds
2.25% 8/15/46	2,500,000	$2,065,039
2.50% 2/15/45	12,900,000	11,301,106
2.50% 2/15/46	6,350,000	5,543,352
2.50% 5/15/46	7,200,000	6,280,312
2.75% 8/15/42	2,600,000	2,408,504
2.75% 11/15/42	3,500,000	3,240,166
2.75% 8/15/47	4,200,000	3,847,348
2.75% 11/15/47	7,500,000	6,867,334
2.875% 5/15/43	13,500,000	12,766,201
2.875% 8/15/45	1,200,000	1,130,227
3.00% 5/15/42	2,850,000	2,761,160
3.00% 11/15/45	8,100,000	7,813,652
3.00% 2/15/47	7,700,000	7,422,379
3.00% 5/15/47	5,700,000	5,491,037
3.00% 2/15/48	5,000,000	4,812,989
3.00% 8/15/48	8,000,000	7,700,625
3.125% 11/15/41	4,000,000	3,961,562
3.125% 2/15/42	3,050,000	3,019,619
3.125% 2/15/43	9,000,000	8,893,301
3.125% 8/15/44	21,000,000	20,741,601
3.125% 5/15/48	4,000,000	3,947,656
3.50% 2/15/39	2,650,000	2,792,696
3.625% 8/15/43	5,000,000	5,366,602
3.625% 2/15/44	3,000,000	3,223,359
3.75% 8/15/41	3,850,000	4,203,117
3.875% 8/15/40	3,750,000	4,164,844
4.25% 11/15/40	4,000,000	4,682,344
4.375% 5/15/40	2,500,000	2,971,485
4.375% 5/15/41	2,750,000	3,278,999
4.50% 8/15/39	3,350,000	4,037,274
4.625% 2/15/40	4,100,000	5,028,266
4.75% 2/15/41	3,750,000	4,693,433
5.00% 5/15/37	1,000,000	1,265,820
5.25% 11/15/28	500,000	594,863
5.375% 2/15/31	500,000	618,047
6.125% 8/15/29	300,000	384,621
U.S. Treasury Notes
1.00% 11/30/19	16,500,000	16,181,601
1.125% 4/30/20	17,000,000	16,569,356
1.125% 6/30/21	7,000,000	6,678,984
1.125% 8/31/21	12,000,000	11,414,297
1.25% 3/31/21	10,000,000	9,616,016
1.375% 1/15/20	4,000,000	3,932,500
1.375% 2/29/20	10,000,000	9,810,742
1.375% 3/31/20	18,000,000	17,636,836
1.375% 8/31/20	15,000,000	14,600,097
1.375% 1/31/21	14,000,000	13,535,703
1.375% 6/30/23	9,400,000	8,751,363
1.50% 5/31/20	7,000,000	6,854,121
1.50% 8/15/20	7,000,000	6,834,570
1.50% 2/28/23	12,000,000	11,288,437
1.50% 3/31/23	4,500,000	4,228,945

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.50% 8/15/26	11,000,000	$9,822,231
1.625% 3/15/20	1,500,000	1,476,240
1.625% 11/30/20	11,000,000	10,720,918
1.625% 8/31/22	9,000,000	8,569,512
1.625% 11/15/22	16,750,000	15,903,994
1.625% 5/31/23	16,000,000	15,088,437
1.625% 10/31/23	18,000,000	16,876,055
1.625% 2/15/26	11,000,000	9,983,789
1.625% 5/15/26	6,500,000	5,880,976
1.75% 11/15/20	11,500,000	11,244,170
1.75% 12/31/20	8,000,000	7,811,094
1.75% 5/15/22	9,000,000	8,642,110
1.75% 5/15/23	25,000,000	23,717,773
1.875% 12/15/20	8,000,000	7,836,094
1.875% 2/28/22	4,000,000	3,866,953
1.875% 3/31/22	15,000,000	14,487,597
2.00% 1/31/20	6,000,000	5,943,633
2.00% 9/30/20	14,000,000	13,777,422
2.00% 8/31/21	5,000,000	4,878,223
2.00% 11/15/21	4,700,000	4,576,258
2.00% 2/15/22	8,000,000	7,770,000
2.00% 2/15/23	14,150,000	13,608,321
2.00% 4/30/24	8,000,000	7,601,875
2.00% 5/31/24	10,000,000	9,493,750
2.00% 2/15/25	11,000,000	10,362,129
2.00% 11/15/26	5,000,000	4,626,660
2.125% 8/31/20	19,000,000	18,755,820
2.125% 8/15/21	7,500,000	7,345,459
2.125% 12/31/22	3,000,000	2,902,969
2.125% 11/30/23	22,000,000	21,126,875
2.125% 2/29/24	12,000,000	11,497,031
2.125% 9/30/24	7,000,000	6,670,508
2.125% 11/30/24	9,000,000	8,561,953
2.25% 2/29/20	3,000,000	2,979,551
2.25% 2/15/21	15,000,000	14,792,871
2.25% 3/31/21	7,700,000	7,588,110
2.25% 4/30/21	10,000,000	9,848,047
2.25% 12/31/24	10,000,000	9,578,320
2.25% 11/15/25	15,000,000	14,260,841
2.25% 2/15/27	16,000,000	15,063,437
2.25% 8/15/27	9,000,000	8,441,543
2.25% 11/15/27	11,500,000	10,765,977
2.375% 4/30/20	30,000,000	29,815,431
2.375% 3/15/21	20,000,000	19,775,000
2.375% 8/15/24	35,000,000	33,851,563
2.375% 5/15/27	9,500,000	9,020,918
2.50% 5/31/20	20,000,000	19,906,250
2.50% 6/30/20	3,000,000	2,984,883
2.50% 8/15/23	18,250,000	17,883,217
2.625% 7/31/20	20,000,000	19,935,938
2.625% 8/15/20	6,000,000	5,979,727
2.625% 8/31/20	30,000,000	29,895,117

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.625% 11/15/20	6,500,000	$6,471,182
2.625% 3/31/25	10,000,000	9,776,172
2.75% 9/15/21	8,000,000	7,970,312
2.75% 8/31/23	8,000,000	7,930,782
2.75% 11/15/23	5,000,000	4,952,539
2.75% 2/15/24	26,000,000	25,728,321
2.75% 2/28/25	5,000,000	4,928,223
2.75% 6/30/25	5,000,000	4,920,508
2.75% 2/15/28	9,000,000	8,776,230
2.875% 5/15/28	10,000,000	9,850,781
2.875% 8/15/28	15,000,000	14,771,192
3.125% 5/15/21	3,500,000	3,522,969
3.50% 5/15/20	4,000,000	4,045,312
3.625% 2/15/20	6,000,000	6,070,430
3.625% 2/15/21	9,000,000	9,156,797
5.50% 8/15/28	500,000	603,721
6.00% 2/15/26	750,000	897,935
6.125% 11/15/27	800,000	995,562
6.25% 8/15/23	1,600,000	1,839,969
6.625% 2/15/27	750,000	949,629
6.75% 8/15/26	500,000	630,703
6.875% 8/15/25	1,000,000	1,239,707
7.125% 2/15/23	1,000,000	1,171,191
7.25% 8/15/22	500,000	579,033
7.50% 11/15/24	500,000	625,762
7.625% 11/15/22	500,000	590,928
7.625% 2/15/25	500,000	633,789
7.875% 2/15/21	750,000	836,191
8.00% 11/15/21	1,700,000	1,958,818
8.125% 5/15/21	500,000	565,938
8.125% 8/15/21	700,000	801,021
8.50% 2/15/20	150,000	161,546
8.75% 5/15/20	900,000	985,957
8.75% 8/15/20	800,000	885,875

Total U.S. Treasury Obligations (Cost $1,122,701,146)		1,096,873,103

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	37,115,735	$37,115,735

Total Money Market Fund (Cost $37,115,735)		37,115,735

TOTAL VALUE OF SECURITIES–100.73% (Cost $2,999,873,140)	$2,942,037,554
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.73%)	(21,392,140)

NET ASSETS APPLICABLE TO 265,418,210 SHARES OUTSTANDING–100.00%	$2,920,645,414

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

f	Step coupon bond. Stated rate in effect at September 30, 2018 through maturity date.

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

^	Zero coupon security. The rate shown is the yield at the time of purchase.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Þ	Considered an affiliated company. See Note 3 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AID–Agency for International Development

GNMA–Government National Mortgage Association

GS–Goldman Sachs

N.A.–National Association

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes.

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$22,174,973	$22,174,973
Agency Mortgage-Backed Securities	—	816,963,379	816,963,379
Agency Obligations	—	37,845,682	37,845,682
Corporate Bonds	—	770,122,879	770,122,879
Municipal Bonds	—	18,807,169	18,807,169
Non-Agency Asset-Backed Securities	—	14,665,495	14,665,495
Non-Agency Commercial Mortgage-Backed
Securities	—	34,705,012	34,705,012
Regional Bonds	—	7,554,655	7,554,655
Sovereign Bonds	—	39,139,524	39,139,524
Supranational Banks	—	46,069,948	46,069,948
U.S. Treasury Obligations	—	1,096,873,103	1,096,873,103
Money Market Fund	37,115,735	—	37,115,735

Total Investments	$37,115,735	$2,904,921,819	$2,942,037,554

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Principal Amount° 9/30/18	Interest
CORPORATE BOND–0.02%@
Insurance–0.02%@
Lincoln National 4.00% 9/1/23	$522,618	$—	$—	$—	$(16,411)	$506,207	500,000	$14,917

@	As a percentage of Net Assets as of September 30, 2018.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Bond Index Fund–65

LVIP SSGA Developed International 150 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.40%
Australia–7.98%
Dexus	953,268	$7,276,577
Fortescue Metals Group	1,894,236	5,367,454
GPT Group	1,882,093	7,088,053
Mirvac Group	4,022,007	7,006,612
QBE Insurance Group	899,714	7,231,984
Scentre Group	2,299,790	6,599,741
Sonic Healthcare	379,500	6,833,350
South32	2,752,561	7,799,580
Stockland	2,196,558	6,589,295
Telstra	2,735,464	6,307,683
Vicinity Centres	3,670,081	6,950,645
Wesfarmers	210,672	7,591,370

		82,642,344

Belgium–1.37%
Solvay Class A	48,984	6,568,817
UCB	84,329	7,578,248

		14,147,065

Canada–3.41%
Cenovus Energy	836,000	8,394,627
Enbridge	227,500	7,341,153
Metro Class A	218,350	6,792,322
Power Corp of Canada	302,150	6,563,952
Power Financial	271,650	6,223,144

		35,315,198

Finland–1.37%
Nokia	1,220,253	6,767,933
UPM-Kymmene	188,342	7,391,197

		14,159,130

France–9.61%
AXA	258,252	6,941,377
BNP Paribas	92,899	5,685,321
Bouygues	138,414	5,983,069
Carrefour	331,849	6,357,339
Cie de Saint-Gobain	128,824	5,555,819
Credit Agricole	418,028	6,011,563
Engie	415,190	6,105,244
Ingenico Group	85,794	6,518,552
Klepierre	173,552	6,151,873
Peugeot	295,720	7,975,921
Renault	59,728	5,166,366
Sanofi	86,381	7,678,406
SCOR	169,542	7,873,870
SES FDR	455,952	10,005,340
Societe Generale	126,368	5,424,222

		99,434,282

Germany–3.47%
Bayer	61,896	5,498,341
Bayerische Motoren Werke	65,376	5,898,562

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Daimler	83,676	$5,280,212
Deutsche Lufthansa	216,125	5,309,720
Siemens	54,252	6,950,238
Uniper	225,732	6,947,904

		35,884,977

∎Hong Kong–1.94%
CK Hutchison Holdings	563,014	6,487,173
Hongkong Land Holdings	987,200	6,535,264
Jardine Matheson Holdings	111,300	6,984,075
New World Development	62,535	85,315

		20,091,827

Italy–1.49%
Assicurazioni Generali	356,781	6,163,900
Atlantia	219,519	4,554,572
Intesa Sanpaolo	1,863,960	4,763,296

		15,481,768

Japan–38.26%
AGC	172,700	7,166,700
Alfresa Holdings	320,300	8,569,900
Amada Holdings	569,800	6,083,149
Astellas Pharma	455,100	7,938,815
Bridgestone	162,488	6,139,421
Brother Industries	298,500	5,895,388
Canon	187,744	5,965,110
FUJIFILM Holdings	171,600	7,725,172
Fujitsu	115,800	8,251,336
Hitachi	187,326	6,364,013
Honda Motor	205,500	6,219,983
Idemitsu Kosan	185,300	9,801,558
ITOCHU	356,017	6,517,474
Japan Airlines	168,800	6,067,411
Japan Tobacco	251,346	6,561,277
JFE Holdings	337,800	7,750,789
JXTG Holdings	1,129,800	8,534,654
Kajima	374,500	5,441,819
Kansai Electric Power	539,800	8,138,333
Kuraray	422,400	6,349,755
Kyocera	124,900	7,497,078
LIXIL Group	309,500	5,960,095
Marubeni	943,516	8,636,302
Mazda Motor	514,700	6,178,937
Mitsubishi	251,900	7,761,854
Mitsubishi Chemical Holdings	729,300	6,980,406
Mitsubishi Gas Chemical	296,700	6,316,822
Mitsubishi Tanabe Pharma	326,221	5,455,201
Mitsubishi UFJ Financial Group	1,040,500	6,493,738
Mitsui & Co.	396,600	7,052,722
Mitsui Chemicals	221,200	5,530,973
Mizuho Financial Group	3,731,000	6,508,398
NEC	230,900	6,381,148

LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NH Foods	165,700	$6,117,862
Nippon Steel & Sumitomo Metal	313,900	6,640,192
Nissan Motor	645,562	6,042,556
Nomura Holdings	1,172,300	5,599,430
NSK	526,900	6,037,879
Obayashi	628,500	5,951,998
ORIX	389,700	6,317,791
Resona Holdings	1,264,634	7,104,523
Seiko Epson	385,400	6,573,712
Sekisui House	391,955	5,976,607
Seven & i Holdings	163,300	7,272,470
Shimizu	778,800	7,108,041
Sompo Holdings	175,500	7,474,428
Sumitomo	412,100	6,871,356
Sumitomo Chemical	1,213,000	7,099,498
Sumitomo Electric Industries	458,600	7,192,617
Sumitomo Mitsui Financial Group	161,200	6,506,453
Takeda Pharmaceutical	130,000	5,561,785
TDK	76,100	8,298,530
Tohoku Electric Power	514,700	6,985,279
Toppan Printing	418,500	6,722,078
Toyota Industries	117,900	6,973,138
Toyota Motor	108,082	6,749,180
Toyota Tsusho	205,900	7,774,256
West Japan Railway	98,200	6,845,997

		396,033,387

Netherlands–2.46%
ABN AMRO Group CVA	230,073	6,264,111
ING Groep	410,391	5,329,002
Koninklijke Ahold Delhaize	294,422	6,751,314
NN Group	159,956	7,137,101

		25,481,528

Norway–0.76%
Marine Harvest	339,854	7,873,380

		7,873,380

Portugal–0.67%
EDP - Energias de Portugal	1,873,797	6,913,968

		6,913,968

Singapore–1.81%
Keppel	1,157,378	5,892,506
Singapore Telecommunications	2,635,700	6,246,785
Wilmar International	2,818,558	6,638,935

		18,778,226

Spain–2.65%
Banco Bilbao Vizcaya Argentaria	877,166	5,591,200
Enagas	258,130	6,968,068
Iberdrola	954,778	7,025,958

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Repsol	392,255	$7,817,416

		27,402,642

Sweden–2.62%
Investor Class B	154,587	7,143,696
Nordea Bank	639,967	6,974,729
Skanska Class B	336,732	6,613,472
SKF Class B	324,087	6,394,295

		27,126,192

Switzerland–2.39%
Adecco Group	96,218	5,053,063
†LafargeHolcim	124,785	6,160,417
Roche Holding	29,810	7,221,650
Swiss Re	68,909	6,361,479

		24,796,609

United Kingdom–14.14%
Aegon	1,053,642	6,835,974
Anglo American (London Stock Exchange)	290,007	6,512,856
AstraZeneca	100,400	7,803,263
Barratt Developments	915,649	6,766,901
Berkeley Group Holdings	128,020	6,138,826
BHP Billiton (London Stock Exchange)	344,698	7,508,357
British American Tobacco	122,585	5,727,217
BT Group	2,192,547	6,438,546
Centrica	3,568,789	7,205,266
Hammerson	872,126	5,191,441
Imperial Brands	202,492	7,049,519
J Sainsbury	2,113,037	8,862,798
Kingfisher	1,620,208	5,448,390
Legal & General Group	1,891,093	6,462,838
Marks & Spencer Group	1,791,043	6,741,878
Meggitt	1,122,905	8,289,799
Pearson	631,856	7,329,694
Rio Tinto (London Stock Exchange)	134,786	6,816,387
Royal Mail	908,382	5,648,793
Taylor Wimpey	2,604,800	5,832,775
Vodafone Group	2,482,780	5,323,311
WPP	439,010	6,434,452

		146,369,281

Total Common Stock (Cost $963,770,063)		997,931,804

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK–0.56%
Germany–0.56%
Porsche Automobil Holding 3.04%	85,589	$5,763,640

Total Preferred Stock (Cost $6,873,206)		5,763,640

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	19,987,950	$19,987,950

Total Money Market Fund (Cost $19,987,950)		19,987,950

TOTAL VALUE OF SECURITIES–98.89% (Cost $990,631,219)	1,023,683,394
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.11%	11,461,600

NET ASSETS APPLICABLE TO 113,713,941 SHARES OUTSTANDING–100.00%	$1,035,144,994

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $1,377,000 cash collateral held at broker and $270,810 variation margin due to broker for futures contracts as of September 30, 2018.

The following foreign exchange contracts and futures contracts were outstanding at September 30, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMC	GBP	(900,000)	USD	1,181,610	10/1/18	$8,396

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Equity Contracts:
306 E-mini MSCI EAFE Index	$30,225,150	$30,240,391	12/24/18	$(15,241)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

FDR–Fiduciary Depositary Receipt

GBP–British Pound Sterling

JPMC–JPMorgan Chase Bank

MSCI–Morgan Stanley Capital International

USD–U.S. Dollar

See accompanying notes.

LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$997,931,804	$—	$997,931,804
Money Market Fund	19,987,950	—	19,987,950
Preferred Stock	5,763,640	—	5,763,640

Total Investments	$1,023,683,394	$—	$1,023,683,394

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$8,396	$8,396

Liabilities:
Futures Contracts	$(15,241)	$—	$(15,241)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Developed International 150 Fund–5

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–95.41%
Brazil–2.65%
Hypera	793,700	$5,599,166
Kroton Educacional	2,048,000	5,740,516
Vale	676,700	10,011,718

		21,351,400

Chile–0.84%
Cencosud	2,836,195	6,742,180

		6,742,180

Czech Republic–1.09%
CEZ	344,382	8,806,652

		8,806,652

∎Hong Kong–25.93%
Agricultural Bank of China Class H	15,004,000	7,359,834
Bank of China Class H	15,750,100	7,001,520
Bank of Communications Class H	10,635,000	7,974,535
Beijing Enterprises Holdings	1,611,500	9,037,007
CGN Power Class H	33,198,000	7,887,777
China Cinda Asset Management Class H	23,078,809	5,837,251
China CITIC Bank Class H	12,331,000	7,891,613
China Communications Construction Class H	8,196,000	8,375,711
China Construction Bank Class H	8,216,000	7,178,708
China Galaxy Securities Class H	12,493,500	5,825,145
China Merchants Port Holdings	3,734,996	7,147,131
China Minsheng Banking Class H	10,265,100	7,618,493
China Mobile	942,000	9,283,604
China Petroleum & Chemical Class H	10,120,000	10,135,060
China Railway Group Class H	12,464,000	12,355,176
China Resources Power Holdings	4,616,238	8,161,202
China State Construction International Holdings	6,694,000	7,071,654
CITIC	6,054,000	9,017,180
Dongfeng Motor Group Class H	6,894,000	7,098,002
Great Wall Motor Class H	7,838,000	4,996,151
Guangzhou Automobile Group Class H	5,823,200	6,449,270
Guangzhou R&F Properties Class H	3,427,200	6,295,469
Hengan International Group	933,000	8,604,955
Industrial & Commercial Bank of China Class H	9,995,000	7,303,123
Kingboard Chemical Holdings	1,786,500	5,830,740
Shimao Property Holdings	3,254,500	8,115,100
Sinopharm Group Class H	1,845,200	9,027,593

		208,879,004

Hungary–0.96%
Richter Gedeon	415,443	7,772,861

		7,772,861

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
India–1.16%
Lupin	748,683	$9,305,090

		9,305,090

Indonesia–0.80%
Indofood Sukses Makmur	16,328,200	6,464,878

		6,464,878

Mexico–2.13%
Fibra Uno Administracion	5,727,811	7,575,255
Fomento Economico Mexicano	969,400	9,590,398

		17,165,653

Republic of Korea–27.32%
BNK Financial Group	852,760	6,611,437
CJ CheilJedang	28,425	8,546,078
DB Insurance	139,319	9,143,496
E-MART	32,975	6,168,413
GS Holdings	148,096	7,356,403
Hana Financial Group	193,400	7,767,383
Hankook Tire	174,613	7,886,510
Hanwha Chemical	311,279	5,415,988
Hyosung	30,009	1,298,564
†Hyosung Advanced Materials Class C	9,745	1,243,108
†Hyosung Chemical	6,940	957,241
†Hyosung Heavy Industries	20,284	1,086,202
†Hyosung TNC	9,414	1,578,548
Hyundai Marine & Fire Insurance	237,492	8,981,555
Hyundai Mobis	39,344	8,086,934
Hyundai Motor	60,509	7,064,156
Hyundai Steel	186,057	9,476,872
Industrial Bank of Korea	572,948	7,876,905
Kangwon Land	334,568	8,656,391
KB Financial Group	148,818	7,271,522
Kia Motors	293,945	9,301,302
Korea Electric Power	292,414	7,737,075
KT	213	5,789
KT ADR	638,468	9,481,250
KT&G	93,229	8,740,875
LG	106,595	6,976,603
LG Display	349,226	6,013,267
Lotte Chemical	21,319	5,342,963
POSCO	28,514	7,570,316
Shinhan Financial Group	204,853	8,310,467
SK Innovation	43,757	8,481,186
SK Telecom	40,256	10,234,115
Woori Bank	617,475	9,407,552

		220,076,466

Russia–5.39%
Alrosa	5,109,587	8,329,146
Gazprom ADR	1,703,575	8,517,875
Inter RAO UES	129,552,740	8,120,870
LUKOIL ADR	125,336	9,613,271

LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
Novolipetsk Steel GDR	326,952	$8,811,356

		43,392,518

South Africa–4.70%
Exxaro Resources	925,869	9,517,144
Netcare	3,911,219	6,696,057
Redefine Properties	8,773,537	6,216,624
Sasol	251,704	9,745,637
Woolworths Holdings	1,633,792	5,730,475

		37,905,937

Taiwan–17.43%
Asustek Computer	917,000	7,928,733
AU Optronics	18,233,000	7,703,328
Compal Electronics	12,415,000	7,705,245
Far Eastern New Century	9,551,000	11,167,285
First Financial Holding	12,445,650	8,478,352
Foxconn Technology	3,151,240	7,688,972
Hon Hai Precision Industry	2,733,000	7,089,169
Innolux	19,377,000	6,727,023
Inventec	10,756,000	9,652,324
Lite-On Technology	6,100,000	7,671,699
Mega Financial Holding	9,841,000	8,863,443
Nan Ya Plastics	3,006,000	8,348,633
Pegatron	3,361,000	6,725,743
Pou Chen	6,510,000	6,876,085
Uni-President Enterprises	3,646,000	9,517,119
United Microelectronics	16,254,000	8,597,324
Yuanta Financial Holding	18,366,000	9,684,361

		140,424,838

Thailand–1.86%
Charoen Pokphand Foods-Foreign	10,582,291	8,262,302
PTT Global Chemical-Foreign	2,685,900	6,747,971

		15,010,273

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey–0.95%
Turkcell Iletisim Hizmetleri	2,222,514	$4,249,774
Turkiye Is Bankasi Class C	4,651,272	3,406,509

		7,656,283

United Arab Emirates–2.20%
Emaar Properties	5,282,815	7,119,503
First Abu Dhabi Bank	2,729,454	10,626,516

		17,746,019

Total Common Stock (Cost $800,749,085)		768,700,052

ΔPREFERRED STOCK–1.55%
Brazil–0.69%
Telefonica Brasil 10.56%	576,500	5,590,061

		5,590,061

Russia–0.86%
Transneft 7.07%	2,726	6,897,052

		6,897,052

Total Preferred Stock (Cost $16,912,265)		12,487,113

MONEY MARKET FUND–1.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	15,188,509	15,188,509

Total Money Market Fund (Cost $15,188,509)		15,188,509

TOTAL VALUE OF SECURITIES–98.84% (Cost $832,849,859)	796,375,674
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	9,313,118

NET ASSETS APPLICABLE TO 86,409,026 SHARES OUTSTANDING–100.00%	$805,688,792

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $1,164,800 cash collateral and $154,560 variation margin due to broker for futures contracts as of September 30, 2018.

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]
Equity Contracts:
448 E-mini MSCI Emerging Markets Index	$23,513,280	$22,854,482	12/24/18	$658,798

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

MSCI–Morgan Stanley Capital International

See accompanying notes.

LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Brazil	$21,351,400	$—	$21,351,400
Chile	6,742,180	—	6,742,180
Czech Republic	8,806,652	—	8,806,652
Hong Kong	208,879,004	—	208,879,004
Hungary	7,772,861	—	7,772,861
India	9,305,090	—	9,305,090
Indonesia	6,464,878	—	6,464,878
Mexico	17,165,653	—	17,165,653
Republic of Korea.	220,076,466	—	220,076,466
Russia	26,942,502	16,450,016	43,392,518
South Africa	37,905,937	—	37,905,937
Taiwan	140,424,838	—	140,424,838
Thailand	15,010,273	—	15,010,273
Turkey	7,656,283	—	7,656,283
United Arab Emirates	17,746,019	—	17,746,019
Money Market Fund	15,188,509	—	15,188,509
Preferred Stock	5,590,061	6,897,052	12,487,113

Total Investments	$773,028,606	$23,347,068	$796,375,674

Derivatives:

Assets:
Futures Contracts	$658,798	$—	$658,798

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/17	$—
Purchases	1,326,782
Sales	(1,909,569)
Net realized gain (loss)	189,863
Transfers into Level 3	17,696,350
Transfers out of Level 3	(17,303,426)

Balance as of 9/30/18	$—

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Emerging Markets 100 Fund–5

LVIP SSGA Large Cap 100 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.34%
Aerospace & Defense–1.06%
United Technologies	94,709	$13,241,265

		13,241,265

Airlines–0.99%
Delta Air Lines	214,768	12,420,033

		12,420,033

Automobiles–1.70%
Ford Motor	1,098,581	10,161,874
General Motors	329,290	11,087,194

		21,249,068

Banks–4.58%
Citigroup	170,508	12,232,244
Citizens Financial Group	281,100	10,842,027
Fifth Third Bancorp	373,865	10,438,311
SunTrust Banks	175,844	11,744,621
Wells Fargo & Co.	227,112	11,937,007

		57,194,210

Biotechnology–2.12%
Amgen	68,378	14,174,076
Gilead Sciences	159,255	12,296,078

		26,470,154

Building Products–0.95%
Johnson Controls International	337,234	11,803,190

		11,803,190

Capital Markets–1.46%
Franklin Resources	316,500	9,624,765
Invesco	377,111	8,628,300

		18,253,065

Chemicals–2.75%
Air Products & Chemicals	73,335	12,250,612
Eastman Chemical	112,700	10,787,644
LyondellBasell Industries Class A	110,821	11,360,261

		34,398,517

Communications Equipment–2.22%
Cisco Systems	273,391	13,300,472
Juniper Networks	480,138	14,389,736

		27,690,208

Consumer Finance–1.90%
Ally Financial	446,738	11,816,220
Capital One Financial	125,505	11,914,190

		23,730,410

Containers & Packaging–0.81%
WestRock	190,040	10,155,738

		10,155,738

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–4.07%
Duke Energy	154,341	$12,350,367
Edison International	186,300	12,608,784
Exelon	307,500	13,425,450
PPL	427,422	12,506,368

		50,890,969

Electrical Equipment–1.03%
Eaton	148,382	12,869,171

		12,869,171

Electronic Equipment, Instruments & Components–1.18%
Corning	416,901	14,716,605

		14,716,605

Energy Equipment & Services–0.20%
†Apergy	58,700	2,556,972

		2,556,972

Equity Real Estate Investment Trusts–5.42%
Host Hotels & Resorts	644,054	13,589,539
Mid-America Apartment Communities	133,604	13,384,449
Realty Income	234,874	13,361,982
Ventas	240,679	13,088,124
Welltower	222,611	14,318,339

		67,742,433

Food Products–2.86%
Archer-Daniels-Midland	275,499	13,849,335
General Mills	262,407	11,262,508
Kraft Heinz	193,300	10,652,763

		35,764,606

Health Care Equipment & Supplies–2.33%
Medtronic	151,332	14,886,529
Zimmer Biomet Holdings	107,829	14,176,279

		29,062,808

Health Care Providers & Services–8.64%
Anthem	53,723	14,722,788
Cardinal Health	188,015	10,152,810
†Centene	114,219	16,536,627
CVS Health	190,261	14,977,346
†Express Scripts Holding	165,145	15,690,426
McKesson	83,289	11,048,286
Quest Diagnostics	116,252	12,544,753
Universal Health Services Class B	95,601	12,221,632

		107,894,668

Hotels, Restaurants & Leisure–1.95%
Carnival	179,770	11,463,933
Royal Caribbean Cruises	98,997	12,863,670

		24,327,603

Household Durables–3.12%
DR Horton	267,902	11,300,106

LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Lennar Class A	199,715	$9,324,693
Newell Brands	457,587	9,289,016
Whirlpool	75,920	9,015,500

		38,929,315

Household Products–1.02%
Procter & Gamble	152,726	12,711,385

		12,711,385

Industrial Conglomerates–0.80%
General Electric	887,600	10,021,004

		10,021,004

Insurance–4.65%
Aflac	267,642	12,597,909
Allstate	125,696	12,406,195
Principal Financial Group	200,871	11,769,032
Prudential Financial	115,291	11,681,284
Unum Group	246,517	9,631,419

		58,085,839

IT Services–3.81%
Cognizant Technology Solutions Class A	146,209	11,280,024
DXC Technology	114,429	10,701,400
International Business Machines	77,867	11,774,269
Leidos Holdings	178,272	12,329,291
Perspecta	56,714	1,458,684

		47,543,668

Machinery–4.74%
Cummins	74,469	10,877,687
Dover	117,920	10,439,458
Ingersoll-Rand	138,127	14,130,392
PACCAR	184,203	12,560,803
Stanley Black & Decker	76,607	11,218,329

		59,226,669

Media–2.99%
Comcast Class A	349,058	12,360,144
Interpublic Group	525,606	12,020,609
Viacom Class B	384,540	12,982,070

		37,362,823

Metals & Mining–0.99%
Nucor	195,117	12,380,174

		12,380,174

Mortgage Real Estate Investment Trusts–0.91%
Annaly Capital Management	1,106,000	11,314,380

		11,314,380

Multiline Retail–3.50%
Kohl’s	186,801	13,926,015
Macy’s	425,737	14,785,846

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Target	170,661	$15,054,007

		43,765,868

Oil, Gas & Consumable Fuels–6.95%
Andeavor	115,031	17,657,259
Apache	312,925	14,917,135
Chevron	102,584	12,543,971
Exxon Mobil	159,096	13,526,342
Kinder Morgan	771,501	13,678,713
Valero Energy	127,047	14,451,596

		86,775,016

Pharmaceuticals–2.21%
Johnson & Johnson	92,655	12,802,141
Pfizer	335,870	14,801,791

		27,603,932

Professional Services–0.82%
Nielsen Holdings	367,900	10,176,114

		10,176,114

Road & Rail–3.38%
Kansas City Southern	107,280	12,152,678
Norfolk Southern	87,699	15,829,669
Union Pacific	87,749	14,288,170

		42,270,517

Semiconductors & Semiconductor Equipment–4.03%
Intel	235,050	11,115,515
Lam Research	57,275	8,688,617
Marvell Technology Group	540,037	10,422,714
†Micron Technology	213,828	9,671,440
Skyworks Solutions	114,349	10,372,598

		50,270,884

Software–3.53%
CA	348,522	15,387,246
†Dell Technologies Class V	158,373	15,381,186
Oracle	258,735	13,340,377

		44,108,809

Technology Hardware, Storage & Peripherals–2.72%
Apple	70,261	15,860,718
Hewlett Packard Enterprise	658,080	10,733,285
Western Digital	125,375	7,339,453

		33,933,456

Tobacco–0.95%
Altria Group	195,718	11,803,753

		11,803,753

Total Common Stock (Cost $1,074,708,143)		1,240,715,299

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	6,099,508	$6,099,508

Total Money Market Fund (Cost $6,099,508)		6,099,508

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.03%
≠U.S. Treasury Obligation–0.03%
U.S. Treasury Bill
¥ 2.004% 12/6/18	420,000	$418,366

Total Short-Term Investment (Cost $418,410)		418,366

TOTAL VALUE OF SECURITIES–99.86% (Cost $1,081,226,061)	1,247,233,173
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,727,777

NET ASSETS APPLICABLE TO 90,007,831 SHARES OUTSTANDING–100.00%	$1,248,960,950

†	Non-income producing.

«	Includes $2,790 variation margin due to broker on futures contracts as of September 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]
Equity Contracts:
62 E-mini S&P 500 Index	$9,048,900	$9,006,454	12/24/18	$42,446

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:

Common Stock	$1,240,715,299	$—	$1,240,715,299
Money Market Fund	6,099,508	—	6,099,508
Short-Term Investment	—	418,366	418,366

Total Investments	$1,246,814,807	$418,366	$1,247,233,173

Derivatives:
Assets:
Futures Contracts	$42,446	$—	$42,446

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Large Cap 100 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.84%
Aerospace & Defense–0.62%
National Presto Industries	18,423	$2,388,542

		2,388,542

Airlines–1.02%
Alaska Air Group	28,300	1,948,738
Hawaiian Holdings	49,200	1,972,920

		3,921,658

Auto Components–2.21%
Adient	30,300	1,191,093
†American Axle & Manufacturing Holdings	116,800	2,036,992
Cooper Tire & Rubber	61,500	1,740,450
Goodyear Tire & Rubber	65,800	1,539,062
Tower International	66,400	2,008,600

		8,516,197

Banks–0.44%
FNB	133,000	1,691,760

		1,691,760

Biotechnology–2.87%
†AMAG Pharmaceuticals	90,200	1,804,000
†BioTime	700,900	1,647,115
†Concert Pharmaceuticals	77,700	1,153,068
†Myriad Genetics	60,500	2,783,000
†PDL BioPharma	601,070	1,580,814
†United Therapeutics	16,300	2,084,444

		11,052,441

Capital Markets–1.59%
†Blucora	74,000	2,978,500
GAIN Capital Holdings	264,100	1,716,650
Legg Mason	45,200	1,411,596

		6,106,746

Chemicals–1.67%
Hawkins	54,000	2,238,300
Innophos Holdings	44,500	1,975,800
Tredegar	103,100	2,232,115

		6,446,215

Commercial Services & Supplies–1.76%
Ennis	89,608	1,832,484
LSC Communications	103,728	1,147,232
Quad/Graphics	68,682	1,431,333
Steelcase Class A	128,200	2,371,700

		6,782,749

Communications Equipment–2.97%
ADTRAN	111,900	1,975,035
†Applied Optoelectronics	68,745	1,695,252
Comtech Telecommunications	60,600	2,197,962
†Finisar	107,000	2,038,350

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
InterDigital	24,200	$1,936,000
†Oclaro	180,200	1,610,988

		11,453,587

Construction & Engineering–0.93%
Argan	46,200	1,986,600
†Tutor Perini	84,400	1,586,720

		3,573,320

Consumer Finance–0.48%
Navient	138,003	1,860,280

		1,860,280

Containers & Packaging–0.49%
Greif Class A	35,300	1,894,198

		1,894,198

Diversified Telecommunication Services–0.42%
Frontier Communications	250,700	1,627,043

		1,627,043

Electric Utilities–0.99%
OGE Energy	55,500	2,015,760
Pinnacle West Capital	22,500	1,781,550

		3,797,310

Electrical Equipment–1.20%
Regal Beloit	24,900	2,053,005
†Sunrun	206,827	2,572,928

		4,625,933

Electronic Equipment, Instruments & Components–7.18%
†Arrow Electronics	23,477	1,730,724
Avnet	42,609	1,907,605
AVX	105,776	1,909,257
Benchmark Electronics	58,191	1,361,669
†Fabrinet	54,000	2,498,040
†Insight Enterprises	51,900	2,807,271
†Kimball Electronics	106,409	2,090,937
PC Connection	70,901	2,757,340
†Sanmina	66,797	1,843,597
†ScanSource	53,289	2,126,231
SYNNEX	15,400	1,304,380
†Tech Data	22,054	1,578,405
†TTM Technologies	112,100	1,783,511
Vishay Intertechnology	96,100	1,955,635

		27,654,602

Energy Equipment & Services–3.53%
†Diamond Offshore Drilling	112,200	2,244,000
Ensco Class A	371,564	3,136,000
†Noble	441,501	3,103,752
†Rowan Class A	143,903	2,709,693

LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Transocean	171,226	$2,388,603

		13,582,048

Equity Real Estate Investment Trusts–8.45%
Apple Hospitality REIT	102,900	1,799,721
Colony Capital	316,900	1,929,921
CorEnergy Infrastructure Trust	46,977	1,765,396
Global Net Lease	107,300	2,237,205
Government Properties Income Trust	135,000	1,524,150
Hersha Hospitality Trust	101,269	2,295,768
Jernigan Capital	98,600	1,901,994
Kimco Realty	123,900	2,074,086
LaSalle Hotel Properties	71,300	2,466,267
Lexington Realty Trust	224,700	1,865,010
MedEquities Realty Trust	173,700	1,688,364
Medical Properties Trust	139,017	2,072,743
Omega Healthcare Investors	67,300	2,205,421
Park Hotels & Resorts	67,400	2,212,068
Sabra Health Care REIT	105,500	2,439,160
Select Income REIT	94,227	2,067,340

		32,544,614

Food & Staples Retailing–2.00%
Ingles Markets Class A	52,700	1,804,975
SpartanNash	102,319	2,052,519
Village Super Market Class A	69,708	1,896,058
Weis Markets	45,000	1,953,000

		7,706,552

Food Products–0.39%
Dean Foods	209,800	1,489,580

		1,489,580

Health Care Equipment & Supplies–2.27%
†AngioDynamics	105,400	2,291,396
†Avanos Medical	38,100	2,609,850
†FONAR	65,500	1,630,950
STERIS	19,400	2,219,360

		8,751,556

Health Care Providers & Services–6.27%
†Acadia Healthcare	44,716	1,574,003
Aceto	240,152	542,744
†Addus HomeCare	38,400	2,693,760
†Civitas Solutions	116,000	1,711,000
†Cross Country Healthcare	157,800	1,377,594
†Envision Healthcare	45,992	2,103,214
†LifePoint Health	36,015	2,319,366
†Magellan Health	16,750	1,206,837
†MEDNAX	32,061	1,495,966
National HealthCare	29,360	2,212,863
Owens & Minor	116,500	1,924,580
Patterson	79,700	1,948,665

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Surgery Partners	107,500	$1,773,750
†Triple-S Management Class B	66,719	1,260,322

		24,144,664

Household Durables–2.77%
†AV Homes	95,800	1,916,000
†Beazer Homes USA	109,500	1,149,750
CSS Industries	100,034	1,423,484
Flexsteel Industries	49,800	1,481,052
†M/I Homes	55,800	1,335,294
MDC Holdings	61,981	1,833,398
†Meritage Homes	38,775	1,547,123

		10,686,101

Insurance–2.04%
American National Insurance	15,407	1,991,971
Assured Guaranty	49,699	2,098,789
FBL Financial Group Class A	24,800	1,866,200
Old Republic International	84,078	1,881,666

		7,838,626

Internet Software & Services–1.15%
†Meet Group	891,420	4,412,529

		4,412,529

IT Services–0.96%
Convergys	78,645	1,867,032
†Sykes Enterprises	60,305	1,838,699

		3,705,731

Life Sciences Tools & Services–1.42%
Luminex	83,138	2,519,913
†Medpace Holdings	49,300	2,953,563

		5,473,476

Machinery–4.24%
American Railcar Industries	47,033	2,168,221
Briggs & Stratton	82,747	1,591,225
EnPro Industries	23,000	1,677,390
Greenbrier	35,095	2,109,209
Hurco	38,500	1,736,350
Miller Industries	70,080	1,885,152
NN	76,500	1,193,400
Timken	39,400	1,964,090
Trinity Industries	54,695	2,004,025

		16,329,062

Marine–0.63%
Matson	61,500	2,437,860

		2,437,860

Media–0.89%
Entercom Communications Class A	188,400	1,488,360

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Entravision Communications Class A	399,000	$1,955,100

		3,443,460

Metals & Mining–1.35%
Compass Minerals International	29,000	1,948,800
Reliance Steel & Aluminum	21,245	1,811,986
Schnitzer Steel Industries Class A	53,230	1,439,872

		5,200,658

Mortgage Real Estate Investment Trusts–11.09%
AG Mortgage Investment Trust	100,685	1,830,453
AGNC Investment	93,700	1,745,631
Annaly Capital Management	93,915	960,749
Anworth Mortgage Asset	359,179	1,662,999
Apollo Commercial Real Estate
Finance	96,556	1,822,012
Ares Commercial Real Estate	140,729	1,965,984
ARMOUR Residential REIT	77,200	1,733,140
Capstead Mortgage	203,881	1,612,699
Cherry Hill Mortgage Investment	100,800	1,824,480
Chimera Investment	100,503	1,822,119
Dynex Capital	274,100	1,748,758
Exantas Capital	189,800	2,084,004
Great Ajax	133,300	1,814,213
Invesco Mortgage Capital	107,131	1,694,812
MFA Financial	235,885	1,733,755
New Residential Investment	106,633	1,900,200
New York Mortgage Trust	294,406	1,789,988
PennyMac Mortgage Investment Trust	99,411	2,012,079
Redwood Trust	115,673	1,878,530
Starwood Property Trust	83,346	1,793,606
†Sutherland Asset Management	121,100	2,016,315
TPG RE Finance Trust	88,300	1,767,766
Two Harbors Investment	114,573	1,710,575
Western Asset Mortgage Capital	179,400	1,797,588

		42,722,455

Multi-Utilities–1.49%
Black Hills	33,400	1,940,206
NorthWestern	34,000	1,994,440
SCANA	46,800	1,820,052

		5,754,698

Oil, Gas & Consumable Fuels–2.43%
†Antero Resources	90,500	1,602,755
†Cloud Peak Energy	542,700	1,248,210
†Midstates Petroleum	134,100	1,194,831
NACCO Industries Class A	46,100	1,509,775
SemGroup Class A	81,500	1,797,075
†Southwestern Energy	393,500	2,010,785

		9,363,431

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products–1.02%
Domtar	41,946	$2,188,323
Schweitzer-Mauduit International	45,768	1,753,372

		3,941,695

Pharmaceuticals–1.42%
†Akorn	94,800	1,230,504
†Lannett	112,039	532,185
†Mallinckrodt	125,954	3,691,712

		5,454,401

Professional Services–0.87%
Heidrick & Struggles International	56,000	1,895,600
Kelly Services Class A	60,820	1,461,505

		3,357,105

Road & Rail–0.46%
Ryder System	24,437	1,785,612

		1,785,612

Semiconductors & Semiconductor Equipment–1.19%
†Amkor Technology	169,600	1,253,344
†Ultra Clean Holdings	91,900	1,153,345
†Xcerra	152,800	2,180,456

		4,587,145

Specialty Retail–8.07%
Barnes & Noble	359,400	2,084,520
Bed Bath & Beyond	81,500	1,222,500
Buckle	84,400	1,945,420
Cato Class A	123,700	2,600,174
DSW Class A	81,400	2,757,832
Foot Locker	39,700	2,023,906
GameStop Class A	129,824	1,982,412
Group 1 Automotive	27,100	1,758,790
Haverty Furniture	93,000	2,055,300
Office Depot	862,900	2,769,909
Penske Automotive Group	40,700	1,928,773
Pier 1 Imports	593,500	890,250
Signet Jewelers	45,200	2,980,036
Sonic Automotive Class A	96,000	1,857,600
Tile Shop Holdings	312,345	2,233,267

		31,090,689

Thrift & Mortgage Finance–0.83%
New York Community Bancorp	134,000	1,389,580
Oritani Financial	115,200	1,791,360

		3,180,940

Tobacco–0.63%
Universal	37,343	2,427,295

		2,427,295

Trading Companies & Distributors–2.58%
Air Lease	41,844	1,919,803

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Aircastle	88,590	$1,941,007
†CAI International	83,100	1,900,497
GATX	25,692	2,224,670
Triton International	58,600	1,949,622

		9,935,599

Transportation Infrastructure–0.56%
Macquarie Infrastructure	47,000	2,168,110

		2,168,110

Total Common Stock (Cost $352,885,535)		376,908,273

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	6,707,490	$6,707,490

Total Money Market Fund (Cost $6,707,490)		6,707,490

	Principal Amount°
SHORT-TERM INVESTMENT–0.09%
≠U.S. Treasury Obligation–0.09%
U.S. Treasury Bill ¥ 1.998% 12/6/18	350,000	348,638

Total Short-Term Investment (Cost $348,679)		348,638

TOTAL VALUE OF SECURITIES–99.67% (Cost $359,941,704)	383,964,401
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	1,287,636

NET ASSETS APPLICABLE TO 27,382,980 SHARES OUTSTANDING–100.00%	$385,252,037

†	Non-income producing.

«	Includes $21,090 variation margin due from broker for futures contracts as of September 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Equity Contracts:
86	E-Mini Russell 2000 Index	$7,313,440	$7,380,601	12/24/18	$(67,161)
4	E-mini S&P MidCap 400 Index	810,080	816,999	12/24/18	(6,919)

Total Futures Contracts					$(74,080)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$376,908,273	$—	$376,908,273
Money Market Fund	6,707,490	—	6,707,490
Short-Term Investment	—	348,638	348,638

Total Investments	$383,615,763	$348,638	$383,964,401

Derivatives:
Liabilities:
Futures Contracts	$(74,080)	$—	$(74,080)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclose requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–55.83%
INVESTMENT COMPANIES–55.83%
Equity Funds–18.35%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	8,656,569	$120,239,744
LVIP SSGA S&P 500 Index Fund	240,008	4,788,888
LVIP SSGA Small-Cap Index Fund	137,683	4,720,170
LVIP SSGA Small-Mid Cap 200 Fund	3,225,237	45,430,692

		175,179,494

Fixed Income Funds–21.39%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	11,896,515	130,980,627
SPDR® Bloomberg Barclays TIPS ETF	1,345,507	73,289,766

		204,270,393

International Equity Funds–16.09%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	10,016,375	91,199,093
LVIP SSGA Emerging Markets 100 Fund	2,605,775	24,306,673
LVIP SSGA International Index Fund	3,909,753	38,131,824

		153,637,590

Total Affiliated Investments (Cost $482,128,352)		533,087,477

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–44.02%
INVESTMENT COMPANIES–44.02%
Equity Funds–19.46%
Consumer Discretionary Select Sector SPDR® Fund	158,921	$18,628,720
Industrial Select Sector SPDR® Fund	236,419	18,535,250
SPDR® S&P 500 ETF Trust	367,925	106,963,156
SPDR® S&P 600 Small Cap ETF	299,101	22,573,153
Technology Select Sector SPDR® Fund	254,525	19,173,368

		185,873,647

Fixed Income Funds–9.65%
SPDR Portfolio Long Term Treasury ETF	273,728	9,252,006
SPDR® Bloomberg Barclays High Yield Bond ETF	257,326	9,276,602
SPDR® FTSE International Government Inflation-Protected Bond ETF	349,073	18,368,221
SPDR® Portfolio Aggregate Bond ETF	1,657,776	45,936,973
Vanguard Long-Term Bond ETF	106,400	9,302,552

		92,136,354

International Equity Funds–8.98%
SPDR® Portfolio Developed World ex-US ETF	1,545,566	47,557,066
SPDR® Portfolio Emerging Markets ETF	824,348	28,712,041
Vanguard FTSE Pacific ETF	133,179	9,469,027

		85,738,134

Money Market Fund–5.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	56,614,079	56,614,079

		56,614,079

Total Unaffiliated Investments (Cost $371,447,284)		420,362,214

TOTAL VALUE OF SECURITIES–99.85% (Cost $853,575,636)	953,449,691
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,473,847

NET ASSETS APPLICABLE TO 76,766,748 SHARES OUTSTANDING–100.00%	$954,923,538

*	Standard Class shares.

«	Includes $1,043,245 cash collateral held at broker and $51,772 variation margin due to broker on futures contracts as of September 30, 2018.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]

Currency Contracts:
28	British Pound	$2,290,050	$2,302,575	12/18/18	$—	$(12,525)
26	Euro	3,796,650	3,822,852	12/18/18	—	(26,202)
25	Japanese Yen	2,766,875	2,810,897	12/18/18	—	(44,022)

					—	(82,749)

Equity Contracts:
9	E-mini Russell 2000 Index	765,360	773,816	12/24/18	—	(8,456)
55	E-mini S&P 500 Index	8,027,250	7,989,193	12/24/18	38,057	—
11	E-mini S&P MidCap 400 Index	2,227,720	2,244,745	12/24/18	—	(17,025)
95	Euro STOXX 50 Index	3,735,854	3,664,643	12/24/18	71,211	—
23	FTSE 100 Index	2,244,318	2,177,161	12/24/18	67,157	—
13	Nikkei 225 Index (OSE)	2,759,725	2,565,286	12/14/18	194,439	—

					370,864	(25,481)

Total Futures Contracts					$370,864	$(108,230)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$533,087,477
Unaffiliated Investment Companies	420,362,214

Total Investments	$953,449,691

Derivatives:

Assets:
Futures Contracts	$370,864

Liabilities:
Futures Contracts	$(108,230)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–55.83%@
Equity Funds–18.35%@
*LVIP SSGA Large Cap 100 Fund	$136,580,075	$6,411,065	$22,980,000	$586,672	$(358,068)	$120,239,744	8,656,569	$—	$4,421,066
*LVIP SSGA S&P 500 Index Fund	4,891,053	198,653	700,000	289,807	109,375	4,788,888	240,008	—	78,653
*LVIP SSGA Small-Cap Index Fund	4,863,431	213,598	740,000	274,986	108,155	4,720,170	137,683	—	131,597
*LVIP SSGA Small-Mid Cap 200 Fund	49,165,120	911,419	6,957,000	(113,408)	2,424,561	45,430,692	3,225,237	—	411,420
Fixed Income Funds–21.39%@
*LVIP SSGA Bond Index Fund	133,547,943	13,193,747	13,039,957	(340,023)	(2,381,083)	130,980,627	11,896,515	162,783	—
SPDR® Bloomberg Barclays TIPS ETF	87,080,794	2,187,635	13,439,124	(196,155)	(2,343,384)	73,289,766	1,345,507	1,721,753	—
International Equity Funds–16.09%@
*LVIP SSGA Developed International 150 Fund	118,016,709	2,755,799	27,223,000	2,770,234	(5,120,649)	91,199,093	10,016,375	565,799	—
*LVIP SSGA Emerging Markets 100 Fund	35,439,750	7,189,097	16,635,000	424,528	(2,111,702)	24,306,673	2,605,775	169,097	—
*LVIP SSGA International Index Fund	49,316,207	1,918,248	12,477,000	1,411,810	(2,037,441)	38,131,824	3,909,753	88,248	—

Total	$618,901,082	$34,979,261	$114,191,081	$5,108,451	$(11,710,236)	$533,087,477		$2,707,680	$5,042,736

@ As a percentage of Net Assets as of September 30, 2018.

* Standard Class Shares

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA International Index Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.35%
Australia–6.68%
AGL Energy	133,239	$1,878,080
Alumina	468,716	938,507
Amcor	233,502	2,309,005
AMP	594,619	1,371,127
APA Group	244,107	1,760,998
Aristocrat Leisure	111,320	2,288,500
ASX	33,852	1,557,755
Aurizon Holdings	422,885	1,256,355
AusNet Services	275,084	323,122
Australia & New Zealand Banking Group	554,765	11,300,515
Bank of Queensland	71,332	568,217
Bendigo & Adelaide Bank	83,245	646,867
†=BGP Holdings	160,069	0
BHP Billiton	607,205	15,199,735
BlueScope Steel	101,334	1,243,773
Boral	245,260	1,225,048
Brambles	322,951	2,544,552
Caltex Australia	54,438	1,176,580
Challenger	96,172	778,601
CIMIC Group	17,957	666,664
Coca-Cola Amatil	104,489	737,172
Cochlear	11,911	1,727,484
Commonwealth Bank of Australia	336,829	17,386,681
Computershare	76,199	1,098,855
Crown Resorts	59,112	584,962
CSL	85,303	12,400,699
Dexus	210,369	1,605,809
Domino’s Pizza Enterprises	10,560	406,091
Flight Centre Travel Group	8,399	322,746
Fortescue Metals Group	306,866	869,527
Goodman Group	310,169	2,322,771
GPT Group	311,611	1,173,542
Harvey Norman Holdings	93,657	238,304
Healthscope	274,698	416,987
Incitec Pivot	288,379	829,650
Insurance Australia Group	480,448	2,542,176
James Hardie Industries CDI	92,149	1,396,144
LendLease Group	114,498	1,627,158
Macquarie Group	60,059	5,471,856
Medibank Pvt	570,717	1,200,500
Mirvac Group	771,487	1,343,983
National Australia Bank	520,413	10,461,581
Newcrest Mining	154,953	2,174,071
Oil Search	284,085	1,854,318
Orica	62,872	773,963
†Origin Energy	357,350	2,133,644
QBE Insurance Group	278,741	2,240,546
Ramsay Health Care	27,817	1,104,506
REA Group	8,246	512,196
Rio Tinto (Australian Securities Exchange)	79,908	4,549,296

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Santos	337,855	$1,773,026
Scentre Group	1,068,848	3,067,289
SEEK	55,169	827,886
Sonic Healthcare	85,573	1,540,844
South32	593,412	1,681,476
South32 (London Stock Exchange)	368,248	1,029,065
Stockland	423,937	1,271,738
Suncorp Group	261,527	2,733,588
Sydney Airport	230,362	1,147,303
Tabcorp Holdings	336,006	1,182,835
Telstra	844,107	1,946,419
TPG Telecom	57,587	355,493
Transurban Group	521,952	4,233,228
Treasury Wine Estates	151,945	1,920,987
Vicinity Centres	698,274	1,322,438
Wesfarmers	215,400	7,761,739
Westpac Banking	642,427	12,970,088
Woodside Petroleum	178,634	4,981,665
Woolworths Group	255,853	5,193,209

		187,481,535

Austria–0.25%
ANDRITZ	12,257	715,107
†Erste Group Bank	60,858	2,528,186
OMV	30,315	1,703,194
Raiffeisen Bank International	31,533	907,962
voestalpine	24,055	1,100,405

		6,954,854

Belgium–1.00%
Ageas	36,403	1,957,325
Anheuser-Busch Inbev	144,318	12,603,894
Colruyt	11,289	638,971
Groupe Bruxelles Lambert	16,610	1,741,439
KBC Group	46,363	3,450,488
Proximus	25,610	611,936
Solvay Class A	15,075	2,021,577
†Telenet Group Holding	8,879	488,851
UCB	24,735	2,222,817
Umicore	39,390	2,202,995

		27,940,293

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	266,676

		266,676

Denmark–1.64%
AP Moller - Maersk Class A	642	842,120
AP Moller - Maersk Class B	1,324	1,859,359
Carlsberg Class B	21,677	2,600,066
Chr Hansen Holding	20,317	2,062,415
Coloplast Class B	21,366	2,184,868
Danske Bank	139,688	3,668,960

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
DSV	34,345	$3,122,807
†Genmab	11,704	1,840,452
H Lundbeck	12,200	753,513
ISS	29,033	1,021,573
Novo Nordisk Class B	346,698	16,323,075
Novozymes Class B	39,209	2,152,469
Orsted	34,528	2,345,446
Pandora	21,759	1,358,815
Tryg	16,350	407,038
Vestas Wind Systems	39,180	2,649,861
†William Demant Holding	19,495	732,705

		45,925,542

Finland–1.04%
Elisa	25,308	1,073,392
Fortum	91,425	2,291,757
Kone Class B	67,681	3,616,299
Metso	17,066	605,134
Neste	24,463	2,022,277
Nokia	157,345	873,967
Nokia (London Stock Exchange)	933,815	5,179,252
Nokian Renkaat	19,229	787,879
Orion Class B	16,843	637,903
Sampo Class A	82,797	4,287,463
Stora Enso Class R	114,087	2,182,290
UPM-Kymmene	97,908	3,842,252
Wartsila	90,576	1,765,691

		29,165,556

France–10.73%
Accor	32,777	1,682,825
Aeroports de Paris	4,998	1,125,188
Air Liquide	83,052	10,925,239
Airbus	109,767	13,786,997
Alstom	25,825	1,154,089
Amundi	11,757	881,001
Arkema	12,675	1,570,230
Atos	19,401	2,308,867
AXA	377,174	10,137,799
BioMerieux	8,057	671,659
BNP Paribas	212,801	13,023,197
Bollore	151,389	653,865
Bouygues	38,680	1,671,977
Bureau Veritas	55,271	1,426,552
Capgemini	29,499	3,712,680
Carrefour	107,340	2,056,347
Casino Guichard Perrachon	8,803	370,195
Cie de Saint-Gobain	92,969	4,009,493
Cie Generale des Etablissements Michelin	31,798	3,800,818
CNP Assurances	27,678	667,134
Covivio	5,702	594,173

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Credit Agricole	227,599	$3,273,048
Danone	115,689	8,959,192
Dassault Aviation	389	719,928
Dassault Systemes	23,847	3,564,773
Edenred	41,223	1,571,308
Eiffage	15,005	1,675,257
Electricite de France	101,267	1,778,338
Engie	340,089	5,000,906
EssilorLuxottica	38,628	5,716,010
Eurazeo	6,879	541,909
Eurofins Scientific	2,286	1,297,884
Eutelsat Communications	29,393	694,820
Faurecia	14,765	888,688
Gecina	7,830	1,307,289
Getlink	78,710	1,005,249
Hermes International	5,833	3,864,334
ICADE	6,915	639,081
Iliad	5,491	717,224
Imerys	5,370	396,536
Ingenico Group	10,280	781,065
Ipsen	6,656	1,119,007
JCDecaux	12,510	457,529
Kering	14,735	7,898,797
Klepierre	43,066	1,526,554
Legrand	48,915	3,565,450
L’Oreal	47,546	11,465,722
LVMH Moet Hennessy Louis Vuitton	52,795	18,671,260
Natixis	195,108	1,323,842
Orange	378,117	6,029,840
Pernod Ricard	40,191	6,593,589
Peugeot	104,812	2,826,905
Publicis Groupe	37,497	2,241,228
Remy Cointreau	4,018	523,424
Renault	35,645	3,083,229
Rexel	50,882	764,155
Safran	64,883	9,092,622
Sanofi	215,407	19,147,526
Schneider Electric	102,815	8,272,574
SCOR	27,894	1,295,453
SEB	3,788	644,755
SES FDR	71,465	1,568,217
Societe BIC	4,842	443,279
Societe Generale	146,057	6,269,353
Sodexo	17,600	1,866,485
STMicroelectronics	130,698	2,377,874
Suez	76,454	1,086,507
Teleperformance	11,237	2,120,092
Thales	21,488	3,052,466
TOTAL	456,555	29,599,845
†Ubisoft Entertainment	14,975	1,624,268
Unibail-Rodamco-Westfield	18,373	3,695,124
†Unibail-Rodamco-Westfield CDI	147,580	1,506,296

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Valeo	47,989	$2,083,839
Veolia Environnement	97,375	1,943,454
Vinci	96,363	9,176,583
Vivendi	192,585	4,957,230
Wendel	4,961	738,428

		301,275,965

Germany–8.66%
1&1 Drillisch	10,313	501,707
adidas	35,822	8,771,570
Allianz	84,600	18,859,167
Axel Springer	10,855	730,355
BASF	174,087	15,472,570
Bayer	177,945	15,807,199
Bayerische Motoren Werke	62,829	5,668,759
Beiersdorf	20,508	2,313,935
Brenntag	28,832	1,779,552
†Commerzbank	198,650	2,070,017
Continental	20,808	3,622,661
Covestro	36,817	2,986,262
Daimler	174,034	10,982,079
†Delivery Hero	17,603	846,540
Deutsche Bank	375,764	4,287,768
Deutsche Boerse	35,811	4,798,143
Deutsche Lufthansa	40,182	987,184
Deutsche Post	188,822	6,732,608
Deutsche Telekom	645,930	10,413,153
Deutsche Wohnen	66,607	3,195,443
E.ON	407,951	4,158,660
Evonik Industries	33,374	1,195,403
Fraport Frankfurt Airport Services Worldwide	6,547	578,466
Fresenius & Co	77,659	5,702,097
Fresenius Medical Care & Co	39,785	4,091,721
GEA Group	34,126	1,215,603
Hannover Rueck	11,252	1,589,905
HeidelbergCement	30,004	2,345,169
Henkel	21,030	2,232,924
HOCHTIEF	3,454	572,666
HUGO BOSS	11,260	867,029
Infineon Technologies	214,883	4,882,517
†Innogy	23,368	991,653
K+S	32,225	676,460
KION Group	12,379	760,887
LANXESS	17,079	1,250,849
Linde	35,370	8,365,213
MAN	6,236	678,055
Merck	26,037	2,690,493
METRO	31,210	489,191
MTU Aero Engines	10,113	2,279,064
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	28,981	6,418,430

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
OSRAM Licht	19,342	$769,378
ProSiebenSat.1 Media	48,161	1,250,871
Puma	1,227	605,459
†QIAGEN	39,947	1,512,003
RTL Group	6,515	464,823
RWE	104,953	2,589,433
SAP	186,431	22,944,306
Siemens	145,045	18,581,752
†Siemens Healthineers	28,643	1,259,569
Symrise	25,259	2,305,686
Telefonica Deutschland Holding	131,416	555,546
thyssenkrupp	74,760	1,887,034
Uniper	39,144	1,204,830
United Internet	25,439	1,203,590
Volkswagen	5,465	952,405
Vonovia	89,960	4,395,174
Wirecard	22,829	4,948,597
†Zalando	23,491	913,959

		243,203,542

∎Hong Kong–3.43%
AIA Group	2,290,000	20,447,604
ASM Pacific Technology	57,800	588,459
Bank of East Asia	224,788	838,467
BOC Hong Kong Holdings	741,500	3,523,578
CK Asset Holdings	503,424	3,778,084
CK Hutchison Holdings	511,660	5,895,461
CK Infrastructure Holdings	112,000	887,032
CLP Holdings	329,500	3,857,604
Galaxy Entertainment Group	473,000	2,999,923
Hang Lung Group	148,000	393,237
Hang Lung Properties	388,000	758,321
Hang Seng Bank	140,600	3,818,373
Henderson Land Development	271,954	1,367,005
HK Electric Investments	446,308	450,393
HKT Trust	706,592	971,205
Hong Kong & China Gas	1,857,258	3,686,829
Hong Kong Exchanges & Clearing	230,099	6,584,041
Hongkong Land Holdings	231,000	1,529,220
Hysan Development	105,850	534,770
Jardine Matheson Holdings	43,800	2,748,450
Jardine Strategic Holdings	41,500	1,506,450
Kerry Properties	101,531	344,344
Li & Fung	992,000	221,758
Link REIT	403,715	3,973,537
Melco Resorts & Entertainment ADR	51,846	1,096,543
MGM China Holdings	135,995	215,414
Minth Group	144,000	594,148
MTR	290,487	1,528,811
New World Development	1,060,476	1,446,778
NWS Holdings	271,490	536,852
PCCW	636,596	370,816

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Power Assets Holdings	281,500	$1,959,768
Sands China	465,868	2,109,643
Shangri-La Asia	254,166	377,920
Sino Land	540,641	926,811
SJM Holdings	287,591	265,977
Sun Hung Kai Properties	305,005	4,441,622
Swire Pacific Class A	91,500	1,002,271
Swire Properties	196,961	745,993
Techtronic Industries	285,500	1,823,500
WH Group	1,658,793	1,167,545
Wharf Holdings	247,000	672,057
Wharf Real Estate Investment	247,000	1,593,375
Wheelock & Co	137,000	821,648
Wynn Macau	271,153	623,472
Yue Yuen Industrial Holdings	118,500	329,236

		96,354,345

Ireland–0.67%
†AerCap Holdings	21,488	1,235,990
AIB Group	158,367	810,876
Bank of Ireland Group	189,676	1,452,373
CRH	156,028	5,104,985
Kerry Group Class A	29,023	3,209,654
Paddy Power Betfair	15,571	1,328,785
†Ryanair Holdings ADR	5,317	510,645
Smurfit Kappa Group	43,122	1,705,275
WPP	232,374	3,405,844

		18,764,427

Israel–0.51%
Azrieli Group	6,290	323,025
Bank Hapoalim	182,788	1,338,723
Bank Leumi Le-Israel	299,849	1,977,615
Bezeq The Israeli Telecommunication	354,913	408,149
†Check Point Software Technologies	24,264	2,855,145
Elbit Systems	3,945	500,202
Frutarom Industries	6,428	665,349
Israel Chemicals	134,336	819,888
Mizrahi Tefahot Bank	17,430	305,339
†Nice	10,087	1,141,145
Teva Pharmaceutical Industries	139,930	3,067,196
Teva Pharmaceutical Industries ADR	42,069	906,166

		14,307,942

Italy–2.13%
Assicurazioni Generali	231,198	3,994,275
Atlantia	91,532	1,899,103
Davide Campari-Milano	112,954	961,950
Enel	1,581,766	8,102,680
Eni	484,488	9,158,866
Ferrari	22,342	3,076,505
†Fiat Chrysler Automobiles	214,521	3,771,910
Intesa Sanpaolo	2,785,015	7,117,025

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Leonardo	84,063	$1,013,102
Luxottica Group	34,666	2,355,369
Mediobanca Banca di Credito Finanziario	119,894	1,197,702
Moncler	34,241	1,474,930
†Pirelli & C	76,552	642,430
Poste Italiane	93,206	744,748
Prysmian	48,544	1,130,622
Recordati	18,504	626,475
Snam	462,974	1,929,217
†Telecom Italia	2,324,443	1,411,470
Telecom Italia RSP	1,014,860	546,026
Tenaris	88,192	1,477,564
Terna Rete Elettrica Nazionale	253,807	1,355,835
UniCredit	382,319	5,754,609

		59,742,413

Japan–24.09%
ABC-Mart	4,800	266,995
Acom	67,200	270,882
Aeon	119,700	2,883,988
AEON Financial Service	19,500	403,833
Aeon Mall	16,390	281,581
AGC	39,200	1,626,721
Air Water	24,000	440,415
Aisin Seiki	34,700	1,688,884
Ajinomoto	87,600	1,503,818
Alfresa Holdings	29,600	791,973
Alps Electric	42,000	1,066,819
Amada Holdings	57,300	611,731
ANA Holdings	19,900	695,327
Aozora Bank	25,200	900,475
Asahi Group Holdings	71,200	3,086,252
Asahi Kasei	254,000	3,851,804
Asics	29,200	435,353
Astellas Pharma	358,900	6,260,692
Bandai Namco Holdings	35,400	1,375,559
Bank of Kyoto	10,200	532,353
Benesse Holdings	10,300	293,263
Bridgestone	121,000	4,571,845
Brother Industries	39,700	784,077
Calbee	12,400	408,168
Canon	191,400	6,081,271
Casio Computer	39,300	642,317
Central Japan Railway	26,800	5,580,778
Chiba Bank	128,000	874,212
Chubu Electric Power	125,300	1,895,160
Chugai Pharmaceutical	45,900	2,949,041
Chugoku Electric Power	46,900	602,658
Coca-Cola Bottlers Japan Holdings	21,900	585,953
Concordia Financial Group	241,900	1,185,868
Credit Saison	24,400	397,933

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
CyberAgent	19,400	$1,033,005
†CYBERDYNE	16,000	126,316
Dai Nippon Printing	47,000	1,092,889
Daicel	47,100	547,192
Daifuku	19,200	978,419
Dai-ichi Life Insurance	198,400	4,130,569
Daiichi Sankyo	104,900	4,547,021
Daikin Industries	47,000	6,256,601
Daito Trust Construction	14,000	1,800,827
Daiwa House Industry	104,400	3,094,695
Daiwa House REIT Investment	230	526,113
Daiwa Securities Group	322,000	1,958,866
DeNA	17,700	312,655
Denso	83,600	4,413,980
Dentsu	41,900	1,943,434
Disco	5,100	853,741
Don Quijote Holdings	21,600	1,093,117
East Japan Railway	59,000	5,480,945
Eisai	48,200	4,691,885
Electric Power Development	24,700	683,696
FamilyMart UNY Holdings	13,900	1,447,254
FANUC	37,700	7,107,323
Fast Retailing	11,200	5,709,417
Fuji Electric	25,400	1,017,162
FUJIFILM Holdings	73,600	3,313,360
Fujitsu	39,700	2,828,826
Fukuoka Financial Group	27,200	748,108
Hakuhodo DY Holdings	45,700	801,620
Hamamatsu Photonics	25,800	1,027,504
Hankyu Hanshin Holdings	39,700	1,408,124
Hikari Tsushin	5,000	988,382
Hino Motors	47,200	516,782
Hirose Electric	7,287	796,555
Hisamitsu Pharmaceutical	13,200	1,011,899
Hitachi	183,600	6,237,423
Hitachi Chemical	17,500	356,253
Hitachi Construction Machinery	17,400	581,940
Hitachi High-Technologies	14,900	513,409
Hitachi Metals	34,000	421,035
Honda Motor	312,000	9,443,478
Hoshizaki	10,400	1,076,430
Hoya	71,000	4,218,007
Hulic	50,200	492,633
Idemitsu Kosan	29,700	1,571,000
IHI	26,000	985,126
Iida Group Holdings	25,000	444,684
Inpex	185,000	2,307,208
Isetan Mitsukoshi Holdings	56,500	693,694
Isuzu Motors	101,400	1,598,375
ITOCHU	261,700	4,790,847
J Front Retailing	43,000	667,215
Japan Airlines	20,200	726,076

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Airport Terminal	7,300	$332,169
Japan Exchange Group	107,200	1,868,122
Japan Post Bank	68,200	806,131
Japan Post Holdings	308,400	3,669,748
Japan Prime Realty Investment	140	499,032
Japan Real Estate Investment	220	1,154,022
Japan Retail Fund Investment	523	948,691
Japan Tobacco	205,100	5,354,045
JFE Holdings	94,100	2,159,115
JGC	34,900	800,470
JSR	31,300	584,292
JTEKT	37,600	550,333
JXTG Holdings	620,960	4,690,811
Kajima	92,500	1,344,108
Kakaku.com	22,800	445,886
Kamigumi	20,500	451,787
Kaneka	8,600	397,377
Kansai Electric Power	144,000	2,171,026
Kansai Paint	36,800	678,219
Kao	93,800	7,573,677
Kawasaki Heavy Industries	29,500	832,138
KDDI	338,200	9,343,512
Keihan Holdings	17,200	656,997
Keikyu	39,500	719,983
Keio	19,400	1,062,031
Keisei Electric Railway	23,000	809,717
Keyence	18,888	10,968,406
Kikkoman	25,000	1,487,414
Kintetsu Group Holdings	37,700	1,516,362
Kirin Holdings	160,700	4,117,213
Kobayashi Pharmaceutical	9,400	691,639
Kobe Steel	52,100	463,132
Koito Manufacturing	17,700	1,162,137
Komatsu	175,000	5,323,007
Konami Holdings	15,200	595,318
Konica Minolta	76,200	810,153
Kose	5,400	1,028,956
Kubota	188,900	3,210,402
Kuraray	74,000	1,112,410
Kurita Water Industries	16,000	466,115
Kyocera	64,200	3,853,582
Kyowa Hakko Kirin	43,700	818,846
Kyushu Electric Power	71,900	867,584
Kyushu Railway	28,000	852,667
Lawson	9,400	572,505
†LINE	13,700	578,771
Lion	40,000	888,576
LIXIL Group	55,200	1,062,996
M3	88,400	2,005,767
Mabuchi Motor	8,200	330,901
Makita	44,000	2,203,485
Marubeni	299,300	2,739,588

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Marui Group	39,100	$964,939
Maruichi Steel Tube	14,100	459,783
Mazda Motor	110,800	1,330,146
McDonald’s Holdings	13,100	575,330
Mebuki Financial Group	198,510	686,626
Medipal Holdings	37,600	784,629
MEIJI Holdings	22,268	1,495,378
MINEBEA MITSUMI	80,300	1,455,888
MISUMI Group	57,100	1,477,504
Mitsubishi	258,700	7,971,384
Mitsubishi Chemical Holdings	264,600	2,532,587
Mitsubishi Electric	348,300	4,771,422
Mitsubishi Estate	226,300	3,848,016
Mitsubishi Gas Chemical	30,500	649,353
Mitsubishi Heavy Industries	57,900	2,235,586
Mitsubishi Materials	18,800	561,750
Mitsubishi Motors	121,700	859,034
Mitsubishi Tanabe Pharma	39,700	663,880
Mitsubishi UFJ Financial Group	2,257,100	14,086,513
Mitsubishi UFJ Lease & Finance	106,000	624,133
Mitsui & Co.	317,900	5,653,203
Mitsui Chemicals	38,000	950,167
Mitsui Fudosan	178,700	4,229,223
Mitsui OSK Lines	19,300	563,101
Mizuho Financial Group	4,690,920	8,182,893
MS&AD Insurance Group Holdings	88,554	2,956,996
Murata Manufacturing	35,600	5,472,223
Nabtesco	19,000	505,017
Nagoya Railroad	31,000	767,770
NEC	54,200	1,497,870
†Nexon	83,600	1,092,642
NGK Insulators	54,500	898,900
NGK Spark Plug	30,000	873,966
NH Foods	17,500	646,123
Nidec	42,800	6,157,067
Nikon	57,400	1,078,587
Nintendo	22,000	8,027,812
Nippon Building Fund	237	1,370,437
Nippon Electric Glass	19,800	622,998
Nippon Express	14,000	919,204
Nippon Paint Holdings	27,400	1,022,496
Nippon Prologis REIT	400	791,762
Nippon Steel & Sumitomo Metal	152,422	3,224,312
Nippon Telegraph & Telephone	129,100	5,831,202
Nippon Yusen	27,200	511,586
Nissan Chemical	20,700	1,093,117
Nissan Motor	429,900	4,023,928
Nisshin Seifun Group	31,765	696,135
Nissin Foods Holdings	9,900	680,505
Nitori Holdings	16,200	2,323,350
Nitto Denko	33,300	2,495,888
NOK	14,100	242,115

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nomura Holdings	669,900	$3,199,742
Nomura Real Estate Holdings	21,000	423,992
Nomura Real Estate Master Fund	690	942,510
Nomura Research Institute	22,869	1,155,325
NSK	74,300	851,422
NTT Data	131,500	1,820,538
NTT DOCOMO	255,200	6,861,785
Obayashi	127,400	1,206,499
Obic	10,900	1,031,289
Odakyu Electric Railway	51,500	1,218,377
Oji Holdings	169,000	1,227,117
Olympus	59,500	2,322,500
Omron	39,300	1,660,271
Ono Pharmaceutical	80,100	2,266,516
Oracle Corp. Japan	5,900	475,656
Oriental Land	36,800	3,847,773
ORIX	244,900	3,970,303
Osaka Gas	77,800	1,517,381
Otsuka	17,600	656,786
Otsuka Holdings	71,800	3,619,069
Panasonic	412,700	4,807,327
Park24	17,800	538,136
Persol Holdings	34,500	809,211
Pola Orbis Holdings	14,000	511,354
Rakuten	189,900	1,455,421
Recruit Holdings	204,400	6,821,729
†Renesas Electronics	159,500	996,700
Resona Holdings	400,300	2,248,825
Ricoh	138,600	1,488,224
Rinnai	5,400	411,582
Rohm	19,500	1,421,053
Ryohin Keikaku	4,700	1,398,169
Sankyo	7,600	297,324
Santen Pharmaceutical	62,800	995,448
SBI Holdings	35,870	1,114,426
Secom	42,300	3,448,183
Sega Sammy Holdings	31,700	467,325
Seibu Holdings	30,000	539,430
Seiko Epson	58,100	991,003
Sekisui Chemical	62,300	1,149,277
Sekisui House	120,000	1,829,783
Seven & i Holdings	140,500	6,257,085
Seven Bank	91,400	288,792
SG Holdings	18,400	482,105
Sharp	28,100	571,052
Shimadzu	42,500	1,331,632
Shimamura	3,500	332,072
Shimano	15,200	2,449,498
Shimizu	108,300	988,445
Shin-Etsu Chemical	70,300	6,227,508
Shinsei Bank	30,100	491,953
Shionogi & Co.	53,500	3,495,723

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Shiseido	70,200	$5,436,453
Shizuoka Bank	90,000	807,956
Showa Denko	25,700	1,418,227
Showa Shell Sekiyu	36,300	769,003
SMC	11,100	3,552,156
SoftBank Group	155,900	15,738,189
Sohgo Security Services	11,900	523,152
Sompo Holdings	63,575	2,707,617
Sony	238,700	14,634,608
Sony Financial Holdings	29,300	645,724
Stanley Electric	25,300	865,081
Subaru	122,900	3,764,232
SUMCO	45,600	661,405
Sumitomo	218,500	3,643,269
Sumitomo Chemical	259,000	1,515,886
Sumitomo Dainippon Pharma	36,600	840,428
Sumitomo Electric Industries	153,100	2,401,199
Sumitomo Heavy Industries	23,000	820,850
Sumitomo Metal Mining	40,200	1,410,290
Sumitomo Mitsui Financial Group	253,400	10,227,886
Sumitomo Mitsui Trust Holdings	67,346	2,771,606
Sumitomo Realty & Development	73,000	2,621,369
Sumitomo Rubber Industries	28,800	432,177
Sundrug	12,600	449,683
Suntory Beverage & Food	29,000	1,227,689
Suzuken Aichi	13,050	619,077
Suzuki Motor	63,300	3,625,738
Sysmex	30,300	2,608,115
T&D Holdings	96,500	1,592,479
Taiheiyo Cement	19,800	621,255
Taisei	42,000	1,914,804
Taisho Pharmaceutical Holdings	7,700	941,322
Taiyo Nippon Sanso	21,900	327,671
Takashimaya	35,000	591,137
Takeda Pharmaceutical	135,400	5,792,813
TDK	24,100	2,628,050
Teijin	31,600	606,024
Terumo	58,100	3,441,410
THK	20,300	516,701
Tobu Railway	33,400	987,713
Toho (Tokyo)	24,600	771,862
Toho Gas	12,000	455,730
Tohoku Electric Power	94,800	1,286,583
Tokio Marine Holdings	128,100	6,355,393
Tokyo Century	8,200	509,523
†Tokyo Electric Power Holdings	283,800	1,393,772
Tokyo Electron	30,500	4,190,327
Tokyo Gas	80,000	1,966,203
Tokyo Tatemono	32,000	390,354
Tokyu	104,000	1,902,060
Tokyu Fudosan Holdings	86,300	601,563
Toppan Printing	44,500	714,773

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toray Industries	246,200	$1,849,425
†Toshiba	127,000	3,671,845
Tosoh	52,000	800,915
TOTO	29,400	1,220,040
Toyo Seikan Group Holdings	27,500	570,476
Toyo Suisan Kaisha	13,900	538,897
Toyoda Gosei	10,900	269,094
Toyota Industries	25,500	1,508,185
Toyota Motor	437,100	27,294,706
Toyota Tsusho	41,700	1,574,485
Trend Micro	25,100	1,614,865
Tsuruha Holdings	6,500	800,343
Unicharm	82,600	2,732,008
United Urban Investment	599	939,990
USS	37,900	703,495
West Japan Railway	33,400	2,328,476
Yahoo Japan	279,400	1,005,761
Yakult Honsha	21,300	1,745,318
Yamada Denki	105,800	535,425
Yamaguchi Financial Group	32,000	348,671
Yamaha	28,600	1,515,332
Yamaha Motor	57,700	1,617,449
Yamato Holdings	59,100	1,814,300
Yamazaki Baking	28,900	578,407
Yaskawa Electric	52,300	1,553,534
Yokogawa Electric	50,700	1,072,277
Yokohama Rubber	16,000	344,869
ZOZO	40,400	1,223,165

		676,249,947

Netherlands–4.10%
ABN AMRO Group CVA	76,594	2,085,396
Akzo Nobel	46,784	4,374,817
ASML Holding	78,445	14,654,541
CNH Industrial	207,500	2,493,500
EXOR	18,655	1,252,346
Heineken	50,409	4,726,670
Heineken Holding	20,589	1,864,579
ING Groep	734,140	9,532,942
Koninklijke Ahold Delhaize	238,443	5,467,674
Koninklijke DSM	33,648	3,564,474
Koninklijke KPN	692,779	1,827,486
Koninklijke Philips	180,327	8,214,580
Koninklijke Vopak	11,600	571,590
NN Group	62,004	2,766,566
NXP Semiconductors	65,720	5,619,060
Randstad	20,765	1,108,541
Royal Dutch Shell Class B	717,831	25,158,847
Unilever CVA	295,350	16,447,972
Wolters Kluwer	56,250	3,505,790

		115,237,371

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand–0.19%
†a2 Milk	140,003	$1,044,939
Auckland International Airport	179,084	866,553
Fisher & Paykel Healthcare	110,969	1,107,015
Fletcher Building	139,134	603,151
Meridian Energy	215,758	469,805
Ryman Healthcare	58,695	544,684
Spark New Zealand	302,819	812,930

		5,449,077

Norway–0.76%
Aker BP	20,676	877,468
DNB	179,857	3,784,428
Equinor	218,013	6,147,625
Gjensidige Forsikring	32,572	549,087
Marine Harvest	85,935	1,990,852
Norsk Hydro	274,794	1,649,693
Orkla	168,001	1,419,352
Schibsted Class B	15,002	519,805
Telenor	151,104	2,953,850
Yara International	31,230	1,533,728

		21,425,888

Portugal–0.16%
Energias de Portugal	486,724	1,795,922
Galp Energia	103,089	2,045,527
Jeronimo Martins	41,950	617,836

		4,459,285

Singapore–1.25%
Ascendas Real Estate Investment Trust	514,387	993,367
CapitaLand	533,300	1,314,671
CapitaLand Commercial Trust	572,156	744,989
CapitaLand Mall Trust	545,400	885,694
City Developments	90,100	600,425
ComfortDelGro	363,000	645,251
Dairy Farm International Holdings	64,700	582,300
DBS Group Holdings	336,395	6,420,062
Genting Singapore	1,017,800	789,194
Golden Agri-Resources	1,199,480	219,356
Jardine Cycle & Carriage	22,288	521,556
Keppel	246,515	1,255,071
Oversea-Chinese Banking	594,055	4,971,281
SATS	113,200	432,248
Sembcorp Industries	151,000	341,312
Singapore Airlines	91,000	648,360
Singapore Exchange	135,000	727,808
Singapore Press Holdings	341,200	716,319
Singapore Technologies Engineering	338,800	882,285
Singapore Telecommunications	1,630,000	3,863,209
Suntec Real Estate Investment Trust	451,000	636,721
United Overseas Bank	262,985	5,209,490
UOL Group	77,051	388,341
Venture	52,300	674,481

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	283,300	$667,295

		35,131,086

South Africa–0.01%
Mediclinic International	62,675	350,453

		350,453

Spain–2.84%
ACS Actividades de Construccion y Servicios	44,309	1,887,001
Aena	13,671	2,372,971
Amadeus IT Group	83,042	7,715,201
Banco Bilbao Vizcaya Argentaria	1,296,765	8,265,793
Banco de Sabadell	1,084,927	1,686,677
Banco Santander	3,061,439	15,410,464
Bankia	208,766	818,543
Bankinter	120,397	1,108,790
CaixaBank	719,255	3,288,588
Enagas	38,184	1,030,755
Endesa	65,741	1,420,475
Ferrovial	85,966	1,783,619
Grifols	61,295	1,726,501
Iberdrola	1,120,136	8,242,784
Industria de Diseno Textil	203,609	6,172,410
Mapfre	181,469	569,297
Naturgy Energy Group	61,664	1,683,198
Red Electrica	88,653	1,856,867
Repsol	250,898	5,000,252
†Siemens Gamesa Renewable Energy	42,189	533,921
Telefonica	905,403	7,167,205

		79,741,312

Sweden–2.78%
Alfa Laval	61,046	1,655,387
ArcelorMittal	124,542	3,875,266
Assa Abloy Class B	184,493	3,708,585
Atlas Copco Class A	124,955	3,602,119
Atlas Copco Class B	78,670	2,099,218
Boliden	56,006	1,562,199
Electrolux Class B	49,478	1,091,173
†Epiroc Class A	124,955	1,396,137
†Epiroc Class B	78,670	809,945
Essity Class B	121,674	3,058,484
Hennes & Mauritz Class B	167,727	3,099,611
Hexagon Class B	47,074	2,759,587
Husqvarna Class B	76,246	649,439
ICA Gruppen	14,943	474,146
Industrivarden Class C	25,640	569,784
Investor Class B	83,867	3,875,619
Kinnevik Class B	48,587	1,471,157
L E Lundbergforetagen Class B	12,752	429,878
Lundin Petroleum	31,520	1,206,551
Millicom International Cellular SDR	11,134	639,547

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Nordea Bank	568,076	$6,191,219
Sandvik	207,911	3,690,389
Securitas Class B	53,264	927,448
Skandinaviska Enskilda Banken Class A	304,068	3,395,336
Skanska Class B	66,792	1,311,806
SKF Class B	67,025	1,322,415
Svenska Handelsbanken Class A	304,811	3,849,836
Swedbank Class A	166,925	4,137,721
Swedish Match	31,779	1,626,960
Tele2 Class B	56,196	676,573
Telefonaktiebolaget LM Ericsson Class B	565,906	5,022,691
Telia	526,440	2,417,949
Volvo Class B	308,957	5,461,344

		78,065,519

Switzerland–8.56%
ABB	358,411	8,469,076
Adecco Group	32,946	1,730,219
Baloise Holding	10,323	1,574,641
Barry Callebaut	344	651,967
Chocoladefabriken Lindt & Spruengli Class R	21	1,722,539
Chocoladefabriken Lindt & Spruengli PC	217	1,521,255
Cie Financiere Richemont Class A	99,561	8,115,835
†Clariant	32,362	842,190
†Credit Suisse Group	489,172	7,352,035
†Dufry	7,390	833,201
EMS-Chemie Holding	1,378	821,408
Ferguson	43,422	3,687,245
Geberit	7,433	3,447,627
Givaudan	1,705	4,192,139
†Glencore	2,208,496	9,548,163
†Julius Baer Group	45,310	2,267,347
Kuehne + Nagel International Class R	11,035	1,748,464
†LafargeHolcim	92,921	4,587,347
†Lonza Group	13,802	4,711,300
Nestle	592,720	49,415,478
Novartis	413,692	35,577,343
Pargesa Holding Bearer Shares	8,576	689,034
Partners Group Holding	3,523	2,794,636
Roche Holding	133,626	32,371,695
Schindler Holding	3,438	829,548
Schindler Holding PC	7,448	1,856,308
SGS	1,039	2,735,659
Sika	25,980	3,782,904
Sonova Holding	10,736	2,136,479
Straumann Holding Class R	1,686	1,267,850
Swatch Group	6,259	2,489,187
Swatch Group Bearer Shares	12,067	940,621

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Swiss Life Holding	6,604	$2,503,248
†Swiss Prime Site	12,045	1,026,660
Swiss Re	61,165	5,646,575
Swisscom	5,241	2,378,583
†Temenos	11,525	1,869,554
†UBS Group	737,550	11,648,691
Vifor Pharma	8,627	1,495,704
Zurich Insurance Group	28,862	9,122,674

		240,402,429

United Arab Emirates–0.03%
NMC Health	19,900	880,324

		880,324

United Kingdom–15.83%
3i Group	197,413	2,421,784
Admiral Group	35,605	965,277
Aegon	337,715	2,191,077
Anglo American (London Stock Exchange)	201,612	4,527,718
Antofagasta	66,393	739,888
Ashtead Group	90,054	2,860,462
Associated British Foods	71,759	2,141,853
AstraZeneca	239,701	18,629,979
Auto Trader Group	168,540	981,069
Aviva	784,045	5,002,319
Babcock International Group	41,546	391,512
BAE Systems	590,929	4,850,826
Barclays	3,278,426	7,340,332
Barratt Developments	208,017	1,537,303
Berkeley Group Holdings	22,114	1,060,412
BHP Billiton (London Stock Exchange)	402,374	8,764,680
BP	3,861,418	29,659,305
British American Tobacco	356,839	16,671,651
British American Tobacco ADR	78,459	3,658,543
British Land	192,836	1,550,280
BT Group	1,591,441	4,673,362
Bunzl	68,569	2,156,567
Burberry Group	75,187	1,974,675
Carnival	32,423	2,013,273
Centrica	1,016,953	2,053,194
Coca-Cola European Partners	44,629	2,020,844
†Coca-Cola HBC	38,089	1,297,229
Compass Group	295,742	6,576,120
ConvaTec Group	295,847	896,151
Croda International	22,097	1,498,240
DCC	18,319	1,663,032
Diageo	472,421	16,742,339
Direct Line Insurance Group	242,254	1,022,727
easyJet	26,750	458,139
Experian	181,040	4,649,740

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Fresnillo	36,441	$390,142
G4S	261,232	823,985
GlaxoSmithKline	948,904	19,007,165
GVC Holdings	103,717	1,241,672
Hammerson	133,317	793,586
Hargreaves Lansdown	54,465	1,586,619
HSBC Holdings	3,835,173	33,481,725
Imperial Brands	178,145	6,201,907
Informa	239,337	2,377,697
InterContinental Hotels Group	37,030	2,307,062
International Consolidated Airlines Group	34,180	293,746
International Consolidated Airlines Group (London Stock Exchange)	102,223	879,634
Intertek Group	32,884	2,139,621
Investec	139,504	981,152
ITV	712,834	1,466,597
J Sainsbury	333,823	1,400,168
John Wood Group	132,407	1,331,622
Johnson Matthey	38,061	1,767,062
Kingfisher	436,260	1,467,043
Land Securities Group	151,148	1,740,354
Legal & General Group	1,098,147	3,752,934
Lloyds Banking Group	13,789,112	10,652,436
London Stock Exchange Group	57,245	3,421,758
Marks & Spencer Group	337,057	1,268,756
Meggitt	130,524	963,588
Melrose Industries	909,169	2,368,837
Merlin Entertainments	119,494	623,617
Micro Focus International ADR	88,542	1,636,256
Mondi	75,020	2,057,314
National Grid	633,494	6,534,559
Next	27,365	1,959,575
Pearson	161,264	1,870,704
Persimmon	63,027	1,942,833
Prudential	488,383	11,200,245
Randgold Resources	19,248	1,367,287
Reckitt Benckiser Group	126,140	11,535,067
RELX	193,102	4,056,918
RELX (London Stock Exchange)	196,316	4,134,993
Rio Tinto (London Stock Exchange)	229,978	11,630,429
†Rolls-Royce Holdings	307,836	3,961,779
Royal Bank of Scotland Group	917,324	2,989,100
Royal Dutch Shell Class A	879,804	30,233,709
Royal Mail	151,527	942,274
RSA Insurance Group	210,221	1,575,512
Sage Group	210,171	1,606,366
Schroders	23,299	939,887
Segro	175,933	1,462,549
Severn Trent	41,713	1,005,278
Shire	170,309	10,263,280
Sky	189,239	4,264,650

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smith & Nephew	175,979	$3,210,048
Smiths Group	81,390	1,586,482
SSE	204,210	3,050,277
St James’s Place	92,031	1,372,265
Standard Chartered	536,300	4,448,521
Standard Life Aberdeen	540,510	2,155,068
Taylor Wimpey	674,538	1,510,453
Tesco	1,884,946	5,891,499
Travis Perkins	42,088	584,507
TUI	77,915	1,495,896
Unilever	232,833	12,794,486
United Utilities Group	133,977	1,229,364
Vodafone Group	5,045,165	10,817,303
Weir Group	46,598	1,070,773
Whitbread	37,636	2,313,913
Wm Morrison Supermarkets	392,650	1,327,557

		444,401,363

Total Common Stock (Cost $2,161,010,933)		2,733,177,144

ΔPREFERRED STOCK–0.54%
Germany–0.54%
Bayerische Motoren Werke 5.91%	10,228	803,952
FUCHS PETROLUB 1.91%	12,670	707,869
Henkel 1.81%	32,985	3,869,936
Porsche Automobil Holding 3.04%	30,053	2,023,796
Sartorius 0.36%	6,807	1,104,877
Schaeffler 5.42%	27,682	353,863
Volkswagen 2.60%	36,092	6,352,740

Total Preferred Stock (Cost $12,863,734)		15,217,033

ΔRIGHTS–0.00%
Australia–0.00%
†Harvey Norman Holdings expiration date 10/15/18	5,509	3,186

Total Rights (Cost $0)		3,186

MONEY MARKET FUND–1.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	38,309,844	38,309,844

Total Money Market Fund (Cost $38,309,844)		38,309,844

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.26% (Cost $2,212,184,511)	$2,786,707,207
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	20,761,467

NET ASSETS APPLICABLE TO 287,906,637 SHARES OUTSTANDING–100.00%	$2,807,468,674

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.
«	Includes $2,538,000 cash collateral held at broker and $499,140 variation margin due to broker for futures contracts as of September 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at September 30, 2018:

Futures Contract

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]
Equity Contracts:
564 E-mini MSCI EAFE Index	$55,709,100	$55,159,954	12/24/18	$549,146

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

FDR–Fiduciary Depositary Receipt

HSBC–Hong Kong and Shanghai Banking Corporation

MSCI–Morgan Stanley Capital International

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SDR–Swedish Depositary Receipt

See accompanying notes.

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Common Stock	$2,733,177,144
Preferred Stock	15,217,033
Rights	3,186
Money Market Fund	38,309,844

Total Investments	$2,786,707,207

Derivatives:

Assets:
Futures Contracts	$549,146

The security that has been valued at zero on the “Schedule of Investments” is considered to be a Level 3 investments in this table.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA International Index Fund–13

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–95.20%
INVESTMENT COMPANY–95.20%
International Equity Fund–95.20%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	41,045,525	$400,317,009

Total Affiliated Investment (Cost $338,993,045)		400,317,009

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–4.53%
Common Stock–0.01%
China Merchants Shekou Industrial Zone Holdings	19,861	$53,949

		53,949

Money Market Fund–4.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	18,977,065	18,977,065

		18,977,065

Total Unaffiliated Investments (Cost $19,029,425)		19,031,014

TOTAL VALUE OF SECURITIES–99.73% (Cost $358,022,470)	419,348,023
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,130,951

NET ASSETS APPLICABLE TO 42,903,456 SHARES OUTSTANDING–100.00%	$420,478,974

*	Standard Class shares.
«	Includes $1,499,424 cash collateral held at broker and $149,632 variation margin due from broker for futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]

Currency Contracts:
(69)	British Pound	$(5,643,337)	$(5,678,625)	12/18/18	$35,288	$—
(64)	Euro	(9,345,600)	(9,417,426)	12/18/18	71,826	—
(61)	Japanese Yen	(6,751,175)	(6,856,723)	12/18/18	105,548	—

					212,662	—

Equity Contracts:
(243)	Euro STOXX 50 Index	(9,555,918)	(9,427,363)	12/24/18	—	(128,555)
(59)	FTSE 100 Index	(5,757,164)	(5,583,838)	12/24/18	—	(173,326)
(32)	Nikkei 225 Index (OSE)	(6,793,170)	(6,297,314)	12/14/18	—	(495,856)

					—	(797,737)

Total Futures Contracts					$212,662	$(797,737)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of open-end Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of each Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at http://www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$400,317,009
Unaffiliated Investments
Common Stock	53,949
Money Market Fund	18,977,065

Total Investments	$419,348,023

Derivatives:

Assets:
Futures Contracts	$212,662

Liabilities:
Futures Contracts	$(797,737)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY– 95.20%@
International Equity Fund–95.20%@
*LVIP SSGA International Index Fund	$407,342,564	$19,458,581	$20,499,962	$114,236	$(6,098,410)	$400,317,009	41,045,525	$926,839	$—

@ As a percentage of Net Assets as of September 30, 2018.

* Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–95.06%
INVESTMENT COMPANY–95.06%
Equity Fund–95.06%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA S&P 500 Index Fund	26,525,751	$529,268,318

Total Affiliated Investment (Cost $416,399,778)		529,268,318

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.86%
INVESTMENT COMPANY–4.86%
Money Market Fund–4.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	27,070,875	$27,070,875

Total Unaffiliated Investment (Cost $27,070,875)		27,070,875

TOTAL VALUE OF SECURITIES–99.92% (Cost $443,470,653)	556,339,193
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	418,355

NET ASSETS APPLICABLE TO 37,820,675 SHARES OUTSTANDING–100.00%	$556,757,548

*	Standard Class shares.

«	Includes $1,068,000 cash collateral held at broker for futures contracts and $8,010 variation margin due to broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]
Equity Contracts:
178	E-mini S&P 500 Index	$25,979,100	$25,854,773	12/24/18	$124,327

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Company	$529,268,318
Unaffiliated Investment Company	27,070,875

Total Investments	$556,339,193

Derivatives:

Assets:
Futures Contracts	$124,327

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–95.06%@
Equity Fund–95.06%@
*LVIP SSGA S&P 500 Index Fund	$384,096,435	$123,354,763	$15,688,947	$(93,217)	$37,599,284	$529,268,318	26,525,751	$—	$8,584,115

@ As a percentage of Net Assets as of September 30, 2018.

* Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.18%
Aerospace & Defense–1.10%
Curtiss-Wright	20,760	$2,852,839
†Esterline Technologies	11,969	1,088,581
†KLX	23,526	1,476,962
†Teledyne Technologies	16,705	4,120,789

		9,539,171

Airlines–0.33%
†JetBlue Airways	147,963	2,864,564

		2,864,564

Auto Components–0.95%
Adient	40,645	1,597,755
Dana	68,459	1,278,130
Delphi Technologies	41,133	1,289,931
Gentex	128,578	2,759,284
†Visteon	13,900	1,291,310

		8,216,410

Automobiles–0.22%
Thor Industries	23,033	1,927,862

		1,927,862

Banks–7.44%
Associated Banc-Corp	78,703	2,046,278
BancorpSouth Bank	42,453	1,388,213
Bank of Hawaii	19,593	1,546,084
Bank OZK	57,071	2,166,415
Cathay General Bancorp	35,932	1,489,022
Chemical Financial	33,100	1,767,540
Commerce Bancshares	44,040	2,907,521
Cullen/Frost Bankers	30,110	3,144,688
East West Bancorp	67,670	4,085,238
First Horizon National	153,665	2,652,258
FNB	152,268	1,936,849
Fulton Financial	82,741	1,377,638
Hancock Whitney	40,101	1,906,803
Home BancShares	73,153	1,602,051
International Bancshares	25,457	1,145,565
MB Financial	38,999	1,798,244
PacWest Bancorp	57,455	2,737,731
Pinnacle Financial Partners	34,769	2,091,355
Prosperity Bancshares	31,054	2,153,595
Signature Bank	26,083	2,995,372
Sterling Bancorp	105,945	2,330,790
Synovus Financial	55,721	2,551,465
TCF Financial	79,110	1,883,609
†Texas Capital Bancshares	23,354	1,930,208
Trustmark	32,079	1,079,458
UMB Financial	20,721	1,469,119
Umpqua Holdings	103,475	2,152,280
United Bankshares	48,775	1,772,971
Valley National Bancorp	156,482	1,760,423
Webster Financial	43,255	2,550,315

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Wintrust Financial	26,447	$2,246,408

		64,665,506

Beverages–0.14%
†Boston Beer Class A	4,109	1,181,337

		1,181,337

Biotechnology–0.59%
†Exelixis	140,573	2,490,954
†United Therapeutics	20,454	2,615,658

		5,106,612

Building Products–0.43%
Lennox International	17,039	3,721,318

		3,721,318

Capital Markets–2.75%
Eaton Vance	55,969	2,941,731
Evercore Class A	19,148	1,925,331
FactSet Research Systems	18,157	4,061,902
Federated Investors Class B	44,657	1,077,127
Interactive Brokers Group Class A	35,134	1,943,262
Janus Henderson Group	78,794	2,124,286
Legg Mason	40,136	1,253,447
MarketAxess Holdings	17,573	3,136,605
SEI Investments	61,292	3,744,941
Stifel Financial	33,187	1,701,166

		23,909,798

Chemicals–2.65%
Ashland Global Holdings	29,316	2,458,440
Cabot	28,675	1,798,496
Chemours	83,114	3,278,016
Minerals Technologies	16,449	1,111,952
NewMarket	4,262	1,728,284
Olin	78,576	2,017,832
PolyOne	37,237	1,628,002
RPM International	62,456	4,055,893
Scotts Miracle-Gro Class A	18,071	1,422,730
Sensient Technologies	19,992	1,529,588
Valvoline	91,084	1,959,217

		22,988,450

Commercial Services & Supplies–1.19%
Brink’s	23,610	1,646,797
†Clean Harbors	23,846	1,706,897
Deluxe	22,464	1,279,100
Healthcare Services Group	34,604	1,405,614
Herman Miller	28,314	1,087,258
HNI	20,367	901,036
MSA Safety	15,804	1,682,178
Pitney Bowes	89,216	631,649

		10,340,529

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.23%
†ARRIS International	79,533	$2,067,063
†Ciena	66,767	2,085,801
InterDigital	16,357	1,308,560
†Lumentum Holdings	29,443	1,765,108
†NetScout Systems	34,070	860,267
Plantronics	15,275	921,083
†ViaSat	25,770	1,647,992

		10,655,874

Construction & Engineering–1.10%
†AECOM	75,324	2,460,082
†Dycom Industries	14,682	1,242,097
EMCOR Group	27,478	2,063,873
Granite Construction	21,342	975,329
KBR	65,124	1,376,070
Valmont Industries	10,447	1,446,910

		9,564,361

Construction Materials–0.22%
Eagle Materials	22,264	1,897,783

		1,897,783

Consumer Finance–0.43%
Navient	110,237	1,485,995
†SLM	204,499	2,280,164

		3,766,159

Containers & Packaging–1.25%
AptarGroup	29,284	3,155,058
Bemis	42,765	2,078,379
Greif Class A	12,362	663,345
†Owens-Illinois	75,243	1,413,816
Silgan Holdings	34,748	965,994
Sonoco Products	46,759	2,595,125

		10,871,717

Distributors–0.36%
Pool	18,915	3,156,535

		3,156,535

Diversified Consumer Services–0.97%
†Adtalem Global Education	28,267	1,362,469
Graham Holdings Class B	2,078	1,203,785
Service Corp. International	85,656	3,785,995
†Sotheby’s	17,228	847,445
†Weight Watchers International	17,200	1,238,228

		8,437,922

Electric Utilities–1.24%
ALLETE	23,778	1,783,588
Hawaiian Electric Industries	50,473	1,796,334
IDACORP	23,677	2,349,469
OGE Energy	93,735	3,404,455

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
PNM Resources	36,899	$1,455,666

		10,789,512

Electrical Equipment–1.36%
Acuity Brands	18,848	2,962,906
EnerSys	19,803	1,725,435
Hubbell	25,639	3,424,601
nVent Electric	75,555	2,052,074
Regal Beloit	20,439	1,685,196

		11,850,212

Electronic Equipment, Instruments & Components–4.51%
†Arrow Electronics	41,132	3,032,251
Avnet	55,415	2,480,930
Belden	18,824	1,344,222
Cognex	80,771	4,508,637
†Coherent	11,692	2,013,245
Jabil	71,747	1,942,909
†Keysight Technologies	87,245	5,782,599
Littelfuse	11,728	2,320,854
National Instruments	52,985	2,560,765
SYNNEX	13,774	1,166,658
†Tech Data	18,138	1,298,137
†Trimble	116,361	5,057,049
Vishay Intertechnology	62,167	1,265,098
†Zebra Technologies Class A	24,938	4,409,787

		39,183,141

Energy Equipment & Services–2.01%
†Apergy	36,442	1,587,414
Core Laboratories	20,727	2,400,808
†Diamond Offshore Drilling	30,722	614,440
†Dril-Quip	18,126	947,083
Ensco Class A	204,967	1,729,921
†McDermott International	83,347	1,536,085
Nabors Industries	152,792	941,199
†Oceaneering International	45,602	1,258,615
Patterson-UTI Energy	102,864	1,760,003
†Rowan Class A	60,217	1,133,886
†Superior Energy Services	73,342	714,351
†Transocean	205,145	2,861,773

		17,485,578

Equity Real Estate Investment Trusts–8.14%
Alexander & Baldwin	32,137	729,189
American Campus Communities	64,192	2,642,143
Camden Property Trust	43,331	4,054,482
CoreCivic	54,894	1,335,571
CoreSite Realty	17,038	1,893,603
Corporate Office Properties Trust	47,987	1,431,452
Cousins Properties	194,896	1,732,625
CyrusOne	49,026	3,108,248
Douglas Emmett	74,997	2,828,887

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
EPR Properties	35,064	$2,398,728
First Industrial Realty Trust	58,147	1,825,816
GEO Group	57,213	1,439,479
Healthcare Realty Trust	58,059	1,698,806
Highwoods Properties	48,596	2,296,647
Hospitality Properties Trust	76,493	2,206,058
JBG SMITH Properties	51,119	1,882,713
Kilroy Realty	46,392	3,325,842
Lamar Advertising Class A	39,455	3,069,599
LaSalle Hotel Properties	51,190	1,770,662
Liberty Property Trust	69,386	2,931,559
Life Storage	21,865	2,080,673
Mack-Cali Realty	42,762	909,120
Medical Properties Trust	171,333	2,554,575
National Retail Properties	72,213	3,236,587
Omega Healthcare Investors	93,233	3,055,245
PotlatchDeltic	28,359	1,161,301
Rayonier	60,825	2,056,493
Sabra Health Care REIT	83,829	1,938,126
Senior Housing Properties Trust	111,697	1,961,399
Tanger Factory Outlet Centers	44,752	1,023,926
Taubman Centers	28,288	1,692,471
Uniti Group	82,970	1,671,846
Urban Edge Properties	49,630	1,095,830
Weingarten Realty Investors	55,256	1,644,419

		70,684,120

Food & Staples Retailing–0.52%
Casey’s General Stores	17,140	2,212,945
†Sprouts Farmers Market	57,064	1,564,124
†United Natural Foods	23,939	716,973

		4,494,042

Food Products–2.05%
Flowers Foods	86,025	1,605,227
†Hain Celestial Group	41,844	1,134,809
Ingredion	33,904	3,558,564
Lamb Weston Holdings	68,283	4,547,648
Lancaster Colony	9,046	1,349,754
†Post Holdings	31,587	3,096,789
Sanderson Farms	9,462	978,087
Tootsie Roll Industries	9,002	263,309
†TreeHouse Foods	26,606	1,273,097

		17,807,284

Gas Utilities–2.00%
Atmos Energy	51,859	4,870,079
National Fuel Gas	40,036	2,244,418
New Jersey Resources	41,253	1,901,763
ONE Gas	24,670	2,029,848
Southwest Gas Holdings	22,742	1,797,300

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
UGI	80,847	$4,485,392

		17,328,800

Health Care Equipment & Supplies–4.47%
†Avanos Medical	22,085	1,512,823
Cantel Medical	16,428	1,512,362
†Globus Medical Class A	33,986	1,929,045
†Haemonetics	24,411	2,797,012
Hill-Rom Holdings	31,117	2,937,445
†ICU Medical	7,823	2,211,953
†Inogen	8,200	2,001,784
†Integra LifeSciences Holdings	33,159	2,184,183
†LivaNova	22,905	2,839,533
†Masimo	22,374	2,786,458
†NuVasive	23,763	1,686,698
STERIS	39,514	4,520,402
Teleflex	21,262	5,657,606
West Pharmaceutical Services	34,367	4,243,293

		38,820,597

Health Care Providers & Services–2.23%
†Acadia Healthcare	41,726	1,468,755
Chemed	7,488	2,393,015
Encompass Health	46,164	3,598,484
†HealthEquity	24,700	2,331,927
†LifePoint Health	18,030	1,161,132
†MEDNAX	43,938	2,050,147
†Molina Healthcare	29,081	4,324,345
Patterson	38,632	944,552
†Tenet Healthcare	38,419	1,093,405

		19,365,762

Health Care Technology–0.37%
†Allscripts Healthcare Solutions	83,629	1,191,713
†Medidata Solutions	27,524	2,017,784

		3,209,497

Hotels, Restaurants & Leisure–3.70%
Boyd Gaming	38,050	1,287,993
Brinker International	19,129	893,898
Cheesecake Factory	20,235	1,083,382
Churchill Downs	5,640	1,566,228
Cracker Barrel Old Country Store	11,128	1,637,263
Domino’s Pizza	19,735	5,817,878
Dunkin’ Brands Group	38,955	2,871,763
†Eldorado Resorts	30,709	1,492,457
International Speedway Class A	11,284	494,239
Jack in the Box	13,434	1,126,172
Marriott Vacations Worldwide	19,099	2,134,313
Papa John’s International	11,358	582,438
†Scientific Games Class A	25,143	638,632
Six Flags Entertainment	33,441	2,334,851
Texas Roadhouse	30,529	2,115,354

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s	83,117	$1,424,625
Wyndham Destinations	46,300	2,007,568
Wyndham Hotels & Resorts	46,839	2,602,843

		32,111,897

Household Durables–1.31%
†Helen of Troy	12,404	1,623,684
KB Home	39,575	946,238
†NVR	1,581	3,906,335
†Tempur Sealy International	21,708	1,148,353
Toll Brothers	63,458	2,096,018
†TRI Pointe Group	71,586	887,666
Tupperware Brands	24,221	810,192

		11,418,486

Household Products–0.19%
Energizer Holdings	27,676	1,623,197

		1,623,197

Industrial Conglomerates–0.40%
Carlisle	28,473	3,468,011

		3,468,011

Insurance–4.53%
Alleghany	7,040	4,593,811
American Financial Group	32,553	3,612,406
Aspen Insurance Holdings	28,112	1,175,082
Brown & Brown	107,614	3,182,146
CNO Financial Group	77,588	1,646,417
First American Financial	52,377	2,702,129
†Genworth Financial Class A	236,589	986,576
Hanover Insurance Group	19,986	2,465,673
Kemper	29,176	2,347,209
Mercury General	12,690	636,530
Old Republic International	133,980	2,998,472
Primerica	20,697	2,495,023
Reinsurance Group of America	30,133	4,356,026
RenaissanceRe Holdings	18,907	2,525,597
WR Berkley	44,909	3,589,576

		39,312,673

Internet Software & Services–0.56%
†Cars.com	30,156	832,607
j2 Global	21,995	1,822,286
LogMeIn	24,436	2,177,248

		4,832,141

IT Services–3.45%
†Acxiom	35,718	1,764,826
Convergys	43,372	1,029,651
†CoreLogic	38,388	1,896,751
Jack Henry & Associates	36,081	5,775,846
Leidos Holdings	70,840	4,899,294
MAXIMUS	30,675	1,995,715

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Perspecta	67,119	$1,726,301
Sabre	118,137	3,081,013
Science Applications International	19,597	1,579,518
†Teradata	56,236	2,120,660
†WEX	20,294	4,074,223

		29,943,798

Leisure Products–0.63%
Brunswick	40,932	2,743,263
Polaris Industries	27,449	2,770,977

		5,514,240

Life Sciences Tools & Services–1.61%
†Bio-Rad Laboratories Class A	9,467	2,963,076
Bio-Techne	17,558	3,583,763
†Charles River Laboratories International	22,496	3,026,612
†PRA Health Sciences	27,075	2,983,394
†Syneos Health	28,262	1,456,906

		14,013,751

Machinery–5.11%
AGCO	30,622	1,861,511
Crane	23,848	2,345,451
Donaldson	60,703	3,536,557
Graco	78,302	3,628,515
IDEX	35,812	5,395,436
ITT	41,064	2,515,581
Kennametal	38,420	1,673,575
Lincoln Electric Holdings	30,715	2,870,010
Nordson	24,652	3,424,163
Oshkosh	34,725	2,473,809
Terex	30,357	1,211,548
Timken	31,638	1,577,154
Toro	49,771	2,984,767
Trinity Industries	70,131	2,569,600
Wabtec	40,022	4,197,507
Woodward	26,027	2,104,543

		44,369,727

Marine–0.24%
†Kirby	24,937	2,051,068

		2,051,068

Media–1.83%
†AMC Networks Class A	21,637	1,435,399
Cable One	2,341	2,068,531
Cinemark Holdings	49,974	2,008,955
John Wiley & Sons Class A	20,780	1,259,268
†Live Nation Entertainment	63,719	3,470,774
Meredith	18,592	949,122
New York Times Class A	66,693	1,543,943
TEGNA	101,121	1,209,407

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
World Wrestling Entertainment Class A	20,478	$1,980,837

		15,926,236

Metals & Mining–2.17%
†Allegheny Technologies	58,219	1,720,371
Carpenter Technology	21,998	1,296,782
Commercial Metals	55,108	1,130,816
Compass Minerals International	16,068	1,079,770
Reliance Steel & Aluminum	33,812	2,883,825
Royal Gold	30,758	2,370,211
Steel Dynamics	110,151	4,977,724
United States Steel	83,067	2,531,882
Worthington Industries	20,222	876,826

		18,868,207

Multiline Retail–0.44%
Big Lots	20,070	838,725
Dillard’s Class A	9,224	704,160
†Ollie’s Bargain Outlet Holdings	23,446	2,253,161

		3,796,046

Multi-Utilities–0.91%
Black Hills	24,831	1,442,433
MDU Resources Group	91,749	2,357,032
NorthWestern	22,913	1,344,077
Vectren	39,015	2,789,182

		7,932,724

Oil, Gas & Consumable Fuels–3.20%
†Callon Petroleum	105,128	1,260,485
†Chesapeake Energy	422,997	1,899,257
†CNX Resources	100,699	1,441,003
†Energen	38,358	3,305,309
†Gulfport Energy	74,109	771,475
†Matador Resources	47,951	1,584,781
Murphy Oil	76,428	2,548,110
†Oasis Petroleum	125,200	1,775,336
PBF Energy Class A	55,272	2,758,626
†QEP Resources	111,386	1,260,890
Range Resources	96,911	1,646,518
SM Energy	48,221	1,520,408
†Southwestern Energy	277,069	1,415,823
World Fuel Services	32,216	891,739
†WPX Energy	184,469	3,711,516

		27,791,276

Paper & Forest Products–0.38%
Domtar	29,110	1,518,669
Louisiana-Pacific	68,246	1,807,837

		3,326,506

Personal Products–0.38%
†Edgewell Personal Care	25,095	1,160,142

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
Nu Skin Enterprises Class A	26,139	$2,154,376

		3,314,518

Pharmaceuticals–0.66%
†Akorn	44,682	579,972
†Catalent	67,292	3,065,151
†Mallinckrodt	39,196	1,148,835
†Prestige Consumer Healthcare	25,174	953,843

		5,747,801

Professional Services–0.59%
Dun & Bradstreet	17,421	2,482,667
ManpowerGroup	30,773	2,645,247

		5,127,914

Real Estate Management & Development–0.50%
Jones Lang LaSalle	21,357	3,082,242
Realogy Holdings	59,700	1,232,208

		4,314,450

Road & Rail–1.80%
†Avis Budget Group	31,265	1,004,857
†Genesee & Wyoming Class A	28,257	2,571,104
Knight-Swift Transportation Holdings Class A	60,344	2,080,661
Landstar System	19,764	2,411,208
Old Dominion Freight Line	30,703	4,951,166
Ryder System	24,966	1,824,266
Werner Enterprises	21,330	754,016

		15,597,278

Semiconductors & Semiconductor Equipment–2.52%
†Cirrus Logic	28,805	1,111,873
†Cree	46,650	1,766,635
Cypress Semiconductor	168,388	2,439,942
†First Solar	35,319	1,710,146
†Integrated Device Technology	60,699	2,853,460
MKS Instruments	25,704	2,060,176
Monolithic Power Systems	18,233	2,288,788
†Silicon Laboratories	20,057	1,841,233
†Synaptics	16,433	749,673
Teradyne	87,477	3,234,899
Versum Materials	50,542	1,820,017

		21,876,842

Software–3.97%
†ACI Worldwide	54,729	1,540,074
Blackbaud	22,801	2,313,845
CDK Global	60,962	3,813,783
†CommVault Systems	17,982	1,258,740
†Fair Isaac	13,646	3,118,793
†Fortinet	67,774	6,253,507
†Manhattan Associates	31,425	1,715,805
†PTC	49,637	5,270,953

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	18,198	$4,459,602
†Ultimate Software Group	14,689	4,732,649

		34,477,751

Specialty Retail–2.20%
Aaron’s	32,672	1,779,317
American Eagle Outfitters	78,090	1,938,975
†AutoNation	27,470	1,141,379
Bed Bath & Beyond	65,818	987,270
Dick’s Sporting Goods	36,625	1,299,455
†Five Below	26,104	3,395,086
†Michaels	45,720	742,036
†Murphy USA	14,518	1,240,708
†Sally Beauty Holdings	57,860	1,064,045
Signet Jewelers	24,298	1,601,967
†Urban Outfitters	35,783	1,463,525
Williams-Sonoma	37,982	2,496,177

		19,149,940

Technology Hardware, Storage & Peripherals–0.18%
†NCR	54,823	1,557,521

		1,557,521

Textiles, Apparel & Luxury Goods–0.65%
Carter’s	22,065	2,175,609
†Deckers Outdoor	14,315	1,697,473
†Skechers U.S.A. Class A	62,985	1,759,171

		5,632,253

Thrift & Mortgage Finance–0.52%
†LendingTree	3,715	854,821

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
New York Community Bancorp	230,374	$2,388,978
Washington Federal	39,908	1,277,056

		4,520,855

Trading Companies & Distributors–0.80%
GATX	17,557	1,520,261
MSC Industrial Direct Class A	21,567	1,900,268
†NOW	51,459	851,646
Watsco	15,048	2,680,049

		6,952,224

Water Utilities–0.35%
Aqua America	83,511	3,081,556

		3,081,556

Wireless Telecommunication Services–0.15%
Telephone & Data Systems	43,752	1,331,373

		1,331,373

Total Common Stock (Cost $654,236,033)		852,812,713

MONEY MARKET FUND–1.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	12,744,492	12,744,492

Total Money Market Fund (Cost $12,744,492)		12,744,492

TOTAL VALUE OF SECURITIES–99.65% (Cost $666,980,525)	865,557,205
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	3,083,309

NET ASSETS APPLICABLE TO 65,456,713 SHARES OUTSTANDING–100.00%	$868,640,514

†	Non-income producing.

«	Includes $705,200 cash collateral held at broker for futures contracts and $55,900 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Equity Contracts:
86	E-mini S&P MidCap 400 Index	$17,416,720	$17,545,326	12/24/18	$(128,606)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in a government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$852,812,713
Money Market Fund	12,744,492

Total Investments	$865,557,205

Derivatives:

Liabilities:
Futures Contracts	$(128,606)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund

Notes (continued)

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA S&P 500 Index Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.87%
Aerospace & Defense–2.72%
Arconic	136,660	$3,007,887
Boeing	177,189	65,896,589
General Dynamics	91,780	18,789,202
Harris	38,758	6,558,241
Huntington Ingalls Industries	14,400	3,687,552
L3 Technologies	25,576	5,437,969
Lockheed Martin	81,802	28,300,220
Northrop Grumman	57,833	18,354,459
Raytheon	94,401	19,508,911
Rockwell Collins	54,105	7,600,129
Textron	85,822	6,133,698
†TransDigm Group	16,400	6,105,720
United Technologies	249,459	34,876,863

		224,257,440

Air Freight & Logistics–0.67%
CH Robinson Worldwide	47,627	4,663,636
Expeditors International of Washington	57,676	4,240,916
FedEx	80,803	19,456,554
United Parcel Service Class B	228,924	26,726,877

		55,087,983

Airlines–0.47%
Alaska Air Group	39,500	2,719,970
American Airlines Group	139,100	5,749,003
Delta Air Lines	215,600	12,468,148
Southwest Airlines	174,781	10,915,073
†United Continental Holdings	79,700	7,098,082

		38,950,276

Auto Components–0.14%
Aptiv	87,824	7,368,434
BorgWarner	63,398	2,712,166
Goodyear Tire & Rubber	75,737	1,771,488

		11,852,088

Automobiles–0.35%
Ford Motor	1,294,902	11,977,844
General Motors	435,106	14,650,019
Harley-Davidson	57,393	2,599,903

		29,227,766

Banks–5.81%
Bank of America	3,080,501	90,751,559
BB&T	257,926	12,519,728
Citigroup	840,862	60,323,440
Citizens Financial Group	160,900	6,205,913
Comerica	55,952	5,046,870
Fifth Third Bancorp	229,212	6,399,599
Huntington Bancshares	368,220	5,493,842
JPMorgan Chase & Co.	1,114,560	125,766,950
KeyCorp	350,294	6,967,348

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
M&T Bank	47,485	$7,813,182
People’s United Financial	110,517	1,892,051
PNC Financial Services Group	154,446	21,034,001
Regions Financial	370,614	6,800,767
SunTrust Banks	155,164	10,363,404
†SVB Financial Group	17,700	5,501,691
US Bancorp	513,756	27,131,454
Wells Fargo & Co.	1,446,782	76,042,862
Zions Bancorp	64,142	3,216,721

		479,271,382

Beverages–1.66%
Brown-Forman Class B	55,850	2,823,217
Coca-Cola	1,262,797	58,328,593
Constellation Brands Class A	55,135	11,888,209
Molson Coors Brewing Class B	59,917	3,684,896
†Monster Beverage	136,651	7,964,020
PepsiCo	467,475	52,263,705

		136,952,640

Biotechnology–2.55%
AbbVie	499,610	47,253,114
†Alexion Pharmaceuticals	73,305	10,190,128
Amgen	214,657	44,496,250
†Biogen	66,849	23,618,420
†Celgene	232,540	20,810,005
Gilead Sciences	428,249	33,065,105
†Incyte	59,200	4,089,536
†Regeneron Pharmaceuticals	25,362	10,247,262
†Vertex Pharmaceuticals	84,300	16,247,982

		210,017,802

Building Products–0.27%
Allegion	30,425	2,755,592
AO Smith	46,500	2,481,705
Fortune Brands Home & Security	49,400	2,586,584
Johnson Controls International	306,989	10,744,615
Masco	106,821	3,909,649

		22,478,145

Capital Markets–2.70%
Affiliated Managers Group	17,400	2,378,928
Ameriprise Financial	48,382	7,144,086
Bank of New York Mellon	305,103	15,557,202
BlackRock	40,591	19,131,756
Cboe Global Markets	36,400	3,492,944
Charles Schwab	398,525	19,587,504
CME Group	113,053	19,242,751
†E*TRADE Financial	88,543	4,638,768
Franklin Resources	102,756	3,124,810
Goldman Sachs Group	115,686	25,941,429
Intercontinental Exchange	193,230	14,470,995
Invesco	132,339	3,027,916

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Moody’s	54,642	$9,136,142
Morgan Stanley	448,420	20,882,919
MSCI	30,100	5,340,041
Nasdaq	37,777	3,241,267
Northern Trust	70,284	7,178,105
Raymond James Financial	42,000	3,866,100
S&P Global	82,579	16,135,111
State Street	121,990	10,220,322
T. Rowe Price Group	79,235	8,650,877

		222,389,973

Chemicals–1.77%
Air Products & Chemicals	72,599	12,127,663
Albemarle	37,600	3,751,728
CF Industries Holdings	75,490	4,109,676
DowDuPont	765,182	49,208,854
Eastman Chemical	48,827	4,673,720
Ecolab	86,159	13,508,008
FMC	43,501	3,792,417
International Flavors & Fragrances	25,820	3,592,078
LyondellBasell Industries Class A	107,260	10,995,223
Mosaic	113,047	3,671,767
PPG Industries	81,556	8,900,206
Praxair	95,284	15,314,997
Sherwin-Williams	27,416	12,480,037

		146,126,374

Commercial Services & Supplies–0.37%
Cintas	29,008	5,738,072
†Copart	67,900	3,498,887
Republic Services	74,037	5,379,528
Rollins	32,500	1,972,425
†Stericycle	29,701	1,742,855
Waste Management	132,271	11,952,008

		30,283,775

Communications Equipment–1.12%
†Arista Networks	17,100	4,546,206
Cisco Systems	1,515,924	73,749,703
†F5 Networks	19,796	3,947,718
Juniper Networks	111,704	3,347,769
Motorola Solutions	53,302	6,936,722

		92,528,118

Construction & Engineering–0.09%
Fluor	46,937	2,727,040
Jacobs Engineering Group	40,434	3,093,201
†Quanta Services	51,987	1,735,326

		7,555,567

Construction Materials–0.11%
Martin Marietta Materials	21,300	3,875,535

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials (continued)
Vulcan Materials	43,563	$4,844,206

		8,719,741

Consumer Finance–0.69%
American Express	235,050	25,030,475
Capital One Financial	161,430	15,324,550
Discover Financial Services	117,311	8,968,426
Synchrony Financial	236,268	7,343,209

		56,666,660

Containers & Packaging–0.30%
Avery Dennison	28,643	3,103,469
Ball	114,956	5,056,914
International Paper	135,201	6,645,129
Packaging Corp. of America	30,400	3,334,576
Sealed Air	54,097	2,171,995
WestRock	86,218	4,607,490

		24,919,573

Distributors–0.10%
Genuine Parts	49,941	4,964,135
†LKQ	99,900	3,163,833

		8,127,968

Diversified Consumer Services–0.02%
H&R Block	74,314	1,913,585

		1,913,585

Diversified Financial Services–1.70%
†Berkshire Hathaway Class B	646,469	138,415,478
Jefferies Financial Group	96,725	2,124,081

		140,539,559

Diversified Telecommunication Services–1.95%
AT&T	2,408,240	80,868,699
CenturyLink	320,677	6,798,352
Verizon Communications	1,362,858	72,762,989

		160,430,040

Electric Utilities–1.73%
Alliant Energy	74,600	3,175,722
American Electric Power	162,978	11,551,881
Duke Energy	232,548	18,608,491
Edison International	107,404	7,269,103
Entergy	58,772	4,768,172
Evergy	90,799	4,986,681
Eversource Energy	104,374	6,412,739
Exelon	316,956	13,838,299
FirstEnergy	161,206	5,992,027
NextEra Energy	156,458	26,222,361
†PG&E	168,673	7,760,645
Pinnacle West Capital	35,983	2,849,134
PPL	228,098	6,674,147
Southern	334,626	14,589,694

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	167,677	$7,916,031

		142,615,127

Electrical Equipment–0.51%
AMETEK	75,400	5,965,648
Eaton	145,917	12,655,381
Emerson Electric	207,030	15,854,357
Rockwell Automation	42,190	7,911,469

		42,386,855

Electronic Equipment, Instruments & Components–0.42%
Amphenol Class A	101,132	9,508,431
Corning	278,760	9,840,228
FLIR Systems	43,950	2,701,607
†IPG Photonics	13,000	2,028,910
TE Connectivity	116,411	10,236,019

		34,315,195

Energy Equipment & Services–0.69%
Baker Hughes	138,397	4,681,970
Halliburton	289,437	11,730,882
Helmerich & Payne	38,008	2,613,810
National Oilwell Varco	124,690	5,371,645
Schlumberger	456,173	27,790,059
TechnipFMC	140,616	4,394,250

		56,582,616

Equity Real Estate Investment Trusts–2.54%
Alexandria Real Estate Equities	33,400	4,201,386
American Tower	145,303	21,112,526
Apartment Investment & Management Class A	50,113	2,211,487
AvalonBay Communities	45,548	8,251,020
Boston Properties	50,312	6,192,904
Crown Castle International	136,265	15,170,382
Digital Realty Trust	67,800	7,626,144
Duke Realty	115,000	3,262,550
Equinix	26,242	11,359,899
Equity Residential	121,542	8,053,373
Essex Property Trust	21,700	5,353,607
Extra Space Storage	40,800	3,534,912
Federal Realty Investment Trust	24,600	3,111,162
Four Corners Property Trust	1	26
HCP	152,123	4,003,877
Host Hotels & Resorts	251,651	5,309,836
Iron Mountain	90,700	3,130,964
Kimco Realty	143,945	2,409,639
Macerich	36,410	2,013,109
Mid-America Apartment Communities	37,000	3,706,660
Prologis	206,588	14,004,601
Public Storage	49,551	9,990,968
Realty Income	92,500	5,262,325
Regency Centers	56,200	3,634,454

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
†SBA Communications	37,500	$6,023,625
Simon Property Group	101,848	18,001,634
SL Green Realty	29,300	2,857,629
UDR	86,300	3,489,109
Ventas	119,495	6,498,138
Vornado Realty Trust	56,074	4,093,402
Welltower	121,601	7,821,376
Weyerhaeuser	247,707	7,993,505

		209,686,229

Food & Staples Retailing–1.44%
Costco Wholesale	144,448	33,927,946
Kroger	272,946	7,945,458
Sysco	158,918	11,640,744
Walgreens Boots Alliance	283,162	20,642,510
Walmart	476,895	44,785,209

		118,941,867

Food Products–1.04%
Archer-Daniels-Midland	183,023	9,200,566
Campbell Soup	62,850	2,302,196
Conagra Brands	131,952	4,482,409
General Mills	197,612	8,481,507
Hershey	46,230	4,715,460
Hormel Foods	87,072	3,430,637
JM Smucker	37,347	3,832,176
Kellogg	84,777	5,936,086
Kraft Heinz	206,224	11,365,005
McCormick & Co.	41,319	5,443,778
Mondelez International Class A	485,208	20,844,536
Tyson Foods Class A	96,950	5,771,434

		85,805,790

Health Care Equipment & Supplies–3.21%
Abbott Laboratories	577,680	42,378,605
†ABIOMED	14,100	6,341,475
†Align Technology	23,600	9,232,792
Baxter International	164,622	12,690,710
Becton Dickinson & Co.	88,513	23,101,893
†Boston Scientific	455,987	17,555,499
Cooper	16,000	4,434,400
Danaher	204,101	22,177,615
DENTSPLY SIRONA	77,975	2,942,777
†Edwards Lifesciences	69,516	12,102,736
†Hologic	88,100	3,610,338
†IDEXX Laboratories	28,400	7,090,344
†Intuitive Surgical	37,269	21,392,406
Medtronic	446,296	43,902,138
ResMed	46,400	5,351,776
Stryker	102,912	18,285,404
†Varian Medical Systems	29,532	3,305,517

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings	66,490	$8,741,440

		264,637,865

Health Care Providers & Services–3.37%
Aetna	108,644	22,038,435
AmerisourceBergen	55,178	5,088,515
Anthem	86,188	23,619,821
Cardinal Health	101,061	5,457,294
†Centene	66,200	9,584,436
Cigna	80,556	16,775,787
CVS Health	337,421	26,561,781
†DaVita	46,828	3,354,290
†Envision Healthcare	42,500	1,943,525
†Express Scripts Holding	187,332	17,798,413
HCA Healthcare	92,600	12,882,512
†Henry Schein	50,100	4,260,003
Humana	45,632	15,447,345
†Laboratory Corp. of America Holdings	33,347	5,791,707
McKesson	66,087	8,766,441
Quest Diagnostics	44,111	4,760,018
UnitedHealth Group	319,146	84,905,602
Universal Health Services Class B	29,600	3,784,064
†WellCare Health Plans	16,300	5,223,987

		278,043,976

Health Care Technology–0.08%
†Cerner	102,829	6,623,216

		6,623,216

Hotels, Restaurants & Leisure–1.65%
Carnival	134,291	8,563,737
†Chipotle Mexican Grill	8,222	3,737,063
Darden Restaurants	40,130	4,462,055
Hilton Worldwide Holdings	98,900	7,989,142
Marriott International Class A	97,327	12,850,084
McDonald’s	258,718	43,280,934
MGM Resorts International	168,100	4,691,671
†Norwegian Cruise Line Holdings	66,700	3,830,581
Royal Caribbean Cruises	56,400	7,328,616
Starbucks	454,106	25,811,385
Wynn Resorts	32,450	4,123,097
Yum Brands	105,724	9,611,369

		136,279,734

Household Durables–0.31%
DR Horton	116,474	4,912,873
Garmin	37,124	2,600,536
Leggett & Platt	41,536	1,818,861
Lennar Class A	96,743	4,516,931
†Mohawk Industries	21,700	3,805,095
Newell Brands	166,803	3,386,101
PulteGroup	83,941	2,079,219

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Whirlpool	21,708	$2,577,825

		25,697,441

Household Products–1.37%
Church & Dwight	79,400	4,713,978
Clorox	42,585	6,405,210
Colgate-Palmolive	286,852	19,204,741
Kimberly-Clark	116,331	13,219,855
Procter & Gamble	829,331	69,025,219

		112,569,003

Independent Power & Renewable Electricity Producers–0.09%
AES	228,515	3,199,210
NRG Energy	101,055	3,779,457

		6,978,667

Industrial Conglomerates–1.51%
3M	195,671	41,229,836
General Electric	2,861,483	32,306,143
Honeywell International	246,172	40,963,021
Roper Technologies	33,764	10,001,234

		124,500,234

Insurance–2.29%
Aflac	253,922	11,952,109
Allstate	117,472	11,594,486
American International Group	298,544	15,894,483
Aon	81,596	12,547,833
Arthur J. Gallagher & Co.	59,100	4,399,404
Assurant	16,716	1,804,492
†Brighthouse Financial	34,728	1,536,367
Chubb	154,346	20,626,799
Cincinnati Financial	48,275	3,708,003
Everest Re Group	14,100	3,221,427
Hartford Financial Services Group	117,689	5,879,742
ÞLincoln National	71,036	4,806,296
Loews	88,408	4,440,734
Marsh & McLennan	168,469	13,935,756
MetLife	333,915	15,600,509
Principal Financial Group	86,533	5,069,968
Progressive	193,018	13,711,999
Prudential Financial	140,125	14,197,465
Torchmark	35,379	3,067,006
Travelers	90,006	11,674,678
Unum Group	72,311	2,825,191
Willis Towers Watson	43,573	6,141,179

		188,635,926

Internet & Direct Marketing Retail–4.42%
†Amazon.com	135,858	272,123,574
†Booking Holdings	15,875	31,496,000
Expedia Group	39,249	5,121,210
†Netflix	144,400	54,024,372

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†TripAdvisor	33,834	$1,727,902

		364,493,058

Internet Software & Services–4.85%
†Akamai Technologies	57,203	4,184,399
†Alphabet Class A	99,120	119,645,770
†Alphabet Class C	102,098	121,850,900
†eBay	302,944	10,003,211
†Facebook Class A	799,800	131,535,108
†Twitter	238,800	6,796,248
†VeriSign	35,587	5,698,190

		399,713,826

IT Services–4.66%
Accenture Class A	211,867	36,059,763
Alliance Data Systems	15,600	3,684,096
Automatic Data Processing	144,868	21,825,813
Broadridge Financial Solutions	39,600	5,225,220
Cognizant Technology Solutions Class A	195,216	15,060,914
DXC Technology	94,450	8,832,964
Fidelity National Information Services	109,689	11,963,779
†Fiserv	136,824	11,271,561
†FleetCor Technologies	30,100	6,857,984
†Gartner	29,600	4,691,600
Global Payments	52,026	6,628,112
International Business Machines	302,663	45,765,672
Mastercard Class A	302,420	67,321,716
Paychex	104,476	7,694,657
†PayPal Holdings	392,544	34,481,065
Total System Services	53,968	5,328,800
Visa Class A	589,228	88,437,231
Western Union	156,387	2,980,736

		384,111,683

Leisure Products–0.07%
Hasbro	36,784	3,866,734
†Mattel	118,368	1,858,378

		5,725,112

Life Sciences Tools & Services–0.95%
Agilent Technologies	104,437	7,366,986
†Illumina	48,300	17,728,998
†IQVIA Holdings	53,700	6,967,038
†Mettler-Toledo International	8,400	5,115,432
PerkinElmer	35,575	3,460,380
Thermo Fisher Scientific	132,553	32,353,536
†Waters	25,416	4,947,987

		77,940,357

Machinery–1.52%
Caterpillar	196,881	30,022,384
Cummins	51,429	7,512,234

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Deere & Co.	107,600	$16,175,508
Dover	53,051	4,696,605
Flowserve	41,684	2,279,698
Fortive	100,300	8,445,260
Illinois Tool Works	100,119	14,128,793
Ingersoll-Rand	81,075	8,293,973
PACCAR	116,255	7,927,428
Parker-Hannifin	43,482	7,997,644
Pentair	51,694	2,240,935
Snap-on	18,275	3,355,290
Stanley Black & Decker	52,040	7,620,738
Xylem	58,973	4,710,174

		125,406,664

Media–2.22%
CBS Class B	113,674	6,530,571
†Charter Communications Class A	60,900	19,846,092
Comcast Class A	1,514,144	53,615,839
†Discovery Communications Class A	52,143	1,668,576
†Discovery Communications Class C	113,655	3,361,915
†DISH Network Class A	79,100	2,828,616
Interpublic Group	123,780	2,830,849
News Class A	135,890	1,792,389
News Class B	38,200	519,520
Omnicom Group	73,897	5,026,474
Twenty-First Century Fox Class A	349,557	16,194,976
Twenty-First Century Fox Class B	161,500	7,399,930
Viacom Class B	113,923	3,846,040
Walt Disney	490,190	57,322,819

		182,784,606

Metals & Mining–0.23%
Freeport-McMoRan	480,561	6,689,409
Newmont Mining	175,932	5,313,146
Nucor	104,943	6,658,633

		18,661,188

Multiline Retail–0.50%
Dollar General	85,229	9,315,530
†Dollar Tree	77,683	6,335,049
Kohl’s	56,603	4,219,754
Macy’s	99,117	3,442,333
Nordstrom	40,611	2,428,944
Target	175,138	15,448,923

		41,190,533

Multi-Utilities–0.89%
Ameren	79,201	5,007,087
CenterPoint Energy	139,635	3,860,908
CMS Energy	96,538	4,730,362
Consolidated Edison	101,612	7,741,818
Dominion Energy	214,310	15,061,707
DTE Energy	59,192	6,459,623

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
NiSource	110,795	$2,761,011
Public Service Enterprise Group	166,789	8,804,791
SCANA	49,706	1,933,066
Sempra Energy	90,688	10,315,760
WEC Energy Group	103,958	6,940,236

		73,616,369

Oil, Gas & Consumable Fuels–5.24%
Anadarko Petroleum	168,827	11,380,628
Andeavor	46,661	7,162,463
Apache	125,026	5,959,989
Cabot Oil & Gas	145,796	3,283,326
Chevron	635,434	77,700,870
Cimarex Energy	30,600	2,843,964
†Concho Resources	63,700	9,730,175
ConocoPhillips	385,210	29,815,254
Devon Energy	170,914	6,826,305
EOG Resources	192,302	24,531,966
EQT	84,607	3,742,168
Exxon Mobil	1,404,010	119,368,930
Hess	87,720	6,278,998
HollyFrontier	59,400	4,152,060
Kinder Morgan	628,281	11,139,422
Marathon Oil	278,229	6,477,171
Marathon Petroleum	151,520	12,117,054
†Newfield Exploration	63,097	1,819,087
Noble Energy	162,485	5,067,907
Occidental Petroleum	254,098	20,879,233
ONEOK	135,677	9,197,544
Phillips 66	139,271	15,698,627
Pioneer Natural Resources	56,314	9,809,336
Valero Energy	141,645	16,112,119
Williams	388,818	10,571,961

		431,666,557

Personal Products–0.16%
Coty Class A	158,867	1,995,370
Estee Lauder Class A	74,367	10,807,012

		12,802,382

Pharmaceuticals–4.68%
Allergan	105,803	20,153,355
Bristol-Myers Squibb	538,426	33,425,486
Eli Lilly & Co.	314,652	33,765,306
Johnson & Johnson	889,681	122,927,224
Merck & Co.	887,181	62,936,620
†Mylan	169,905	6,218,523
†Nektar Therapeutics	53,700	3,273,552
Perrigo	43,151	3,055,091
Pfizer	1,944,048	85,674,195
Zoetis	161,621	14,798,019

		386,227,371

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–0.29%
Equifax	39,418	$5,146,808
†IHS Markit	119,200	6,432,032
Nielsen Holdings	109,500	3,028,770
Robert Half International	41,817	2,943,080
†Verisk Analytics Class A	54,600	6,582,030

		24,132,720

Real Estate Management & Development–0.05%
†CBRE Group Class A	98,176	4,329,562

		4,329,562

Road & Rail–1.02%
CSX	270,604	20,038,226
JB Hunt Transport Services	28,800	3,425,472
Kansas City Southern	33,138	3,753,873
Norfolk Southern	94,232	17,008,876
Union Pacific	245,202	39,926,242

		84,152,689

Semiconductors & Semiconductor Equipment–3.85%
†Advanced Micro Devices	284,500	8,788,205
Analog Devices	122,556	11,331,528
Applied Materials	330,953	12,791,333
Broadcom	143,185	35,328,035
Intel	1,537,028	72,686,054
KLA-Tencor	50,821	5,169,004
Lam Research	54,050	8,199,385
Microchip Technology	77,403	6,107,871
†Micron Technology	384,559	17,393,604
NVIDIA	201,610	56,656,442
†Qorvo	41,300	3,175,557
QUALCOMM	464,024	33,423,649
Skyworks Solutions	59,300	5,379,103
Texas Instruments	322,524	34,603,600
Xilinx	83,955	6,730,672

		317,764,042

Software–6.40%
Activision Blizzard	252,100	20,972,199
†Adobe Systems	162,300	43,812,885
†ANSYS	27,300	5,096,364
†Autodesk	72,903	11,380,887
CA	102,219	4,512,969
†Cadence Design Systems	91,400	4,142,248
†Citrix Systems	42,356	4,708,293
†Electronic Arts	101,679	12,251,303
Intuit	85,740	19,497,276
Microsoft	2,542,988	290,841,538
Oracle	937,378	48,331,210
†Red Hat	58,503	7,972,789
†salesforce.com	250,936	39,906,352
Symantec	201,125	4,279,940
†Synopsys	48,700	4,802,307

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Take-Two Interactive Software	38,200	$5,271,218

		527,779,778

Specialty Retail–2.39%
Advance Auto Parts	24,000	4,039,920
†AutoZone	8,927	6,924,674
Best Buy	79,977	6,346,975
†CarMax	57,709	4,309,131
Foot Locker	41,100	2,095,278
Gap	75,150	2,168,078
Home Depot	380,485	78,817,468
L Brands	85,443	2,588,923
Lowe’s	270,697	31,081,430
†O’Reilly Automotive	27,557	9,571,097
Ross Stores	126,526	12,538,727
Tiffany & Co.	34,515	4,451,400
TJX	206,346	23,114,879
Tractor Supply	39,400	3,580,672
†Ulta Beauty	19,000	5,360,280

		196,988,932

Technology Hardware, Storage & Peripherals–4.67%
Apple	1,521,589	343,483,500
Hewlett Packard Enterprise	499,276	8,143,192
HP	543,076	13,995,069
NetApp	87,543	7,519,068
Seagate Technology	93,372	4,421,164
Western Digital	98,534	5,768,180
Xerox	74,696	2,015,298

		385,345,471

Textiles, Apparel & Luxury Goods–0.79%
Hanesbrands	122,200	2,252,146
†Michael Kors Holdings	51,100	3,503,416
NIKE Class B	422,568	35,799,961
PVH	26,133	3,773,605
Ralph Lauren	18,372	2,527,069
Tapestry	96,734	4,862,818
†Under Armour Class A	63,800	1,353,836
†Under Armour Class C	64,252	1,250,344

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
VF	107,252	$10,022,699

		65,345,894

Tobacco–0.96%
Altria Group	623,601	37,609,376
Philip Morris International	512,316	41,774,247

		79,383,623

Trading Companies & Distributors–0.19%
Fastenal	93,603	5,430,846
†United Rentals	27,100	4,433,560
WW Grainger	16,653	5,951,949

		15,816,355

Water Utilities–0.06%
American Water Works	58,600	5,155,042

		5,155,042

Total Common Stock (Cost $3,921,712,768)		8,153,130,010

MONEY MARKET FUND–1.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	86,561,836	86,561,836

Total Money Market Fund (Cost $86,561,836)		86,561,836

	Principal Amount°

SHORT-TERM INVESTMENT–0.06%
≠U.S. Treasury Obligations–0.06%
U.S. Treasury Bill 2.004% 12/6/18	5,000,000	4,980,544

Total Short-Term Investment (Cost $4,981,071)		4,980,544

TOTAL VALUE OF SECURITIES–99.98% (Cost $4,013,255,675)	8,244,672,390
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	1,543,789

NET ASSETS APPLICABLE TO 413,440,285 SHARES OUTSTANDING–100.00%	$8,246,216,179

†	Non-income producing.

«	Includes $31,230 variation margin due to broker on futures contracts as of September 30, 2018.

Þ	Considered an affiliated investment. See Note 3 in Notes to Financial Statements.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

The following futures contract was outstanding at September 30, 2018:

Futures Contract

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]
Equity Contracts:
694 E-mini S&P 500 Index	$101,289,300	$100,805,847	12/24/18	$483,453

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”), which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$8,153,130,010	$—	$8,153,130,010
Money Market Fund	86,561,836	—	86,561,836
Short-Term Investment	—	4,980,544	4,980,544

Total Investments	$8,239,691,846	$4,980,544	$8,244,672,390

Derivatives:

Assets:
Futures Contracts	$483,453	$—	$483,453

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund

Notes (continued)

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
Common Stock–98.87%@
Insurance–0.06%@
ÞLincoln National	$5,806,452	$—	$300,926	$142,032	$(841,262)	$4,806,296	71,036	$74,781	$—

@As a percentage of Net Assets as of September 30, 2018.

ÞConsidered an affiliated investment.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA Short-Term Bond Index Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–98.74%
Advertising–0.27%
Omnicom Group 4.45% 8/15/20	300,000	$306,243

		306,243

Aerospace & Defense–1.83%
Boeing 4.875% 2/15/20	200,000	205,076
General Dynamics 2.875% 5/11/20	100,000	99,782
3.00% 5/11/21	325,000	323,383
Lockheed Martin 2.50% 11/23/20	400,000	394,632
Northrop Grumman 2.08% 10/15/20	250,000	244,629
Raytheon 3.125% 10/15/20	350,000	350,752
United Technologies
3.35% 8/16/21	145,000	144,895
4.50% 4/15/20	300,000	306,152

		2,069,301

Agriculture–0.83%
Altria Group 2.625% 1/14/20	200,000	198,893
BAT Capital 2.297% 8/14/20	300,000	294,123
Philip Morris International
2.00% 2/21/20	350,000	345,323
Reynolds American 3.25% 6/12/20	100,000	99,837

		938,176

Airlines–0.17%
Delta Air Lines 2.60% 12/4/20	200,000	195,741

		195,741

Auto Manufacturers–4.26%
American Honda Finance
2.45% 9/24/20	250,000	247,169
2.65% 2/12/21	250,000	247,164
3.00% 6/16/20	150,000	149,781
Ford Motor Credit
2.343% 11/2/20	400,000	388,994
2.597% 11/4/19	200,000	198,438
3.20% 1/15/21	650,000	640,716
3.813% 10/12/21	300,000	298,075
General Motors Financial
2.65% 4/13/20	100,000	99,066
3.55% 4/9/21	500,000	499,953
3.70% 11/24/20	500,000	502,619
4.375% 9/25/21	200,000	203,686
PACCAR Financial
2.80% 3/1/21	200,000	197,991
3.15% 8/9/21	50,000	49,816
Toyota Motor 3.183% 7/20/21	400,000	400,648
Toyota Motor Credit
1.90% 4/8/21	350,000	339,187

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit (continued)
1.95% 4/17/20	350,000	$344,792

		4,808,095

Banks–37.50%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	242,969
2.70% 11/16/20	300,000	296,523
Bank of America
2.151% 11/9/20	500,000	489,439
2.625% 4/19/21	250,000	246,077
µ2.738% 1/23/22	250,000	245,939
µ3.499% 5/17/22	150,000	149,974
5.625% 7/1/20	850,000	884,822
Bank of Montreal
3.10% 7/13/20	350,000	350,368
3.10% 4/13/21	400,000	398,548
Bank of New York Mellon
2.15% 2/24/20	350,000	346,172
2.45% 11/27/20	300,000	295,654
3.55% 9/23/21	300,000	302,838
Bank of Nova Scotia
2.35% 10/21/20	150,000	147,614
2.45% 3/22/21	150,000	146,937
2.50% 1/8/21	600,000	589,718
Barclays
2.75% 11/8/19	274,000	272,735
2.875% 6/8/20	250,000	247,617
3.25% 1/12/21	500,000	493,875
BB&T
2.15% 2/1/21	250,000	244,087
2.45% 1/15/20	300,000	297,791
2.625% 6/29/20	350,000	346,974
BNP Paribas
2.375% 5/21/20	200,000	197,503
5.00% 1/15/21	350,000	362,204
BPCE 2.25% 1/27/20	300,000	296,225
Canadian Imperial Bank of Commerce 2.70% 2/2/21	300,000	295,623
Capital One
2.25% 9/13/21	250,000	240,757
2.35% 1/31/20	350,000	346,221
2.95% 7/23/21	300,000	295,646
Citibank
2.10% 6/12/20	950,000	933,242
2.125% 10/20/20	350,000	341,891
3.05% 5/1/20	200,000	199,938
3.40% 7/23/21	150,000	150,034
Citigroup
2.45% 1/10/20	200,000	198,316
2.70% 3/30/21	500,000	491,737
Citizens Bank 2.25% 3/2/20	500,000	493,444

LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Commonwealth Bank of Australia 2.55% 3/15/21	500,000	$489,660
Compass Bank 3.50% 6/11/21	250,000	248,895
Cooperatieve Rabobank
2.50% 1/19/21	250,000	245,017
3.125% 4/26/21	550,000	546,739
Credit Suisse 4.375% 8/5/20	350,000	356,411
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	250,000	247,804
3.125% 12/10/20	400,000	396,976
Deutsche Bank 3.15% 1/22/21	750,000	733,305
Discover Bank 3.10% 6/4/20	250,000	248,526
Fifth Third Bancorp 2.875% 7/27/20	300,000	298,223
Fifth Third Bank 3.35% 7/26/21	200,000	199,511
Goldman Sachs Bank USA 3.20% 6/5/20	200,000	200,719
Goldman Sachs Group
2.30% 12/13/19	250,000	247,879
2.55% 10/23/19	450,000	448,084
2.60% 12/27/20	300,000	295,342
2.625% 4/25/21	150,000	147,005
5.25% 7/27/21	450,000	471,334
6.00% 6/15/20	700,000	732,000
HSBC Holdings
3.40% 3/8/21	700,000	698,879
5.10% 4/5/21	650,000	675,730
HSBC USA 2.35% 3/5/20	300,000	296,774
Huntington National Bank
2.375% 3/10/20	250,000	247,458
2.40% 4/1/20	100,000	98,731
JPMorgan Chase & Co.
2.25% 1/23/20	950,000	940,458
2.295% 8/15/21	450,000	437,711
2.55% 3/1/21	350,000	343,838
µ3.514% 6/18/22	400,000	400,568
JPMorgan Chase Bank
µ2.604% 2/1/21	750,000	744,521
µ3.086% 4/26/21	800,000	797,845
KeyBank 2.25% 3/16/20	250,000	246,835
KeyCorp 5.10% 3/24/21	250,000	260,224
Lloyds Bank
2.70% 8/17/20	300,000	297,297
3.30% 5/7/21	200,000	199,299
Manufacturers & Traders Trust
2.625% 1/25/21	320,000	314,984
Mitsubishi UFJ Financial Group
2.19% 9/13/21	200,000	192,585
2.95% 3/1/21	400,000	394,652
Mizuho Financial Group 2.273% 9/13/21	200,000	192,512

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
2.50% 4/21/21	300,000	$293,224
2.65% 1/27/20	500,000	496,956
2.80% 6/16/20	400,000	397,022
5.50% 7/24/20	150,000	155,697
5.50% 7/28/21	250,000	263,336
5.75% 1/25/21	600,000	630,875
National Australia Bank
1.875% 7/12/21	300,000	287,629
2.625% 1/14/21	350,000	344,360
National Bank of Canada 2.15% 6/12/20	250,000	245,671
PNC Bank
2.00% 5/19/20	350,000	343,748
2.40% 10/18/19	250,000	248,827
PNC Financial Services Group
4.375% 8/11/20	450,000	459,470
Regions Financial 3.20% 2/8/21	300,000	298,770
Royal Bank of Canada
2.15% 3/6/20	300,000	296,460
2.15% 10/26/20	250,000	245,071
2.50% 1/19/21	550,000	541,203
Santander Holdings USA 2.65% 4/17/20	200,000	197,502
Santander UK
2.125% 11/3/20	350,000	340,636
3.40% 6/1/21	200,000	199,292
Santander UK Group Holdings
2.875% 8/5/21	250,000	243,596
Skandinaviska Enskilda Banken
1.875% 9/13/21	250,000	238,832
2.30% 3/11/20	220,000	217,296
Sumitomo Mitsui Banking
2.45% 1/16/20	550,000	545,094
2.45% 10/20/20	300,000	294,627
Sumitomo Mitsui Financial Group 2.934% 3/9/21	150,000	148,023
µSunTrust Bank 2.59% 1/29/21	500,000	494,992
Svenska Handelsbanken
2.45% 3/30/21	450,000	440,157
3.35% 5/24/21	250,000	249,694
Synchrony Bank 3.65% 5/24/21	250,000	248,078
Toronto-Dominion Bank
2.25% 11/5/19	600,000	596,011
2.50% 12/14/20	600,000	591,396
2.55% 1/25/21	200,000	197,072
U.S. Bank
2.00% 1/24/20	400,000	395,105
2.05% 10/23/20	400,000	391,874
3.05% 7/24/20	250,000	249,778
UBS 2.35% 3/26/20	300,000	296,470
Wells Fargo & Co. 2.50% 3/4/21	800,000	783,787

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo Bank
2.40% 1/15/20	900,000	$893,067
2.60% 1/15/21	450,000	442,566
µ3.325% 7/23/21	650,000	649,410
Westpac Banking
2.15% 3/6/20	300,000	296,219
2.60% 11/23/20	200,000	197,171
3.05% 5/15/20	200,000	199,501
4.875% 11/19/19	500,000	510,696

		42,310,044

Beverages–2.98%
Anheuser-Busch InBev Finance
2.65% 2/1/21	950,000	936,730
Coca-Cola
1.55% 9/1/21	400,000	383,437
2.45% 11/1/20	250,000	247,357
3.15% 11/15/20	100,000	100,323
Coca-Cola Femsa 4.625% 2/15/20	200,000	203,503
Constellation Brands 3.75% 5/1/21	200,000	201,225
Diageo Capital 4.828% 7/15/20	200,000	205,957
Keurig Dr Pepper 3.551% 5/25/21	200,000	199,762
Molson Coors Brewing 2.10% 7/15/21	200,000	192,442
PepsiCo
2.00% 4/15/21	200,000	194,731
2.15% 10/14/20	150,000	147,639
3.125% 11/1/20	350,000	351,056

		3,364,162

Biotechnology–1.31%
Amgen
1.85% 8/19/21	200,000	192,043
2.20% 5/11/20	300,000	295,834
Biogen 2.90% 9/15/20	300,000	298,587
Celgene 2.875% 8/15/20	350,000	347,859
Gilead Sciences 2.55% 9/1/20	350,000	346,578

		1,480,901

Building Materials–0.23%
Johnson Controls International 4.25% 3/1/21	250,000	254,259

		254,259

Chemicals–0.91%
Dow Chemical 4.25% 11/15/20	250,000	254,687
EI du Pont de Nemours & Co.
3.625% 1/15/21	250,000	252,605
4.25% 4/1/21	200,000	204,559

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
International Flavors & Fragrances 3.40% 9/25/20	15,000	$15,022
Sherwin-Williams 2.25% 5/15/20	300,000	295,720

		1,022,593

Commercial Services–0.10%
Equifax 3.60% 8/15/21	35,000	34,801
Moody’s 3.25% 6/7/21	75,000	74,657

		109,458

Computers–3.08%
Apple
1.80% 11/13/19	400,000	395,838
1.90% 2/7/20	500,000	494,203
2.00% 11/13/20	450,000	442,127
2.25% 2/23/21	350,000	343,882
Dell International 4.42% 6/15/21	450,000	457,065
Hewlett Packard Enterprise
3.50% 10/5/21	50,000	49,981
3.60% 10/15/20	400,000	401,816
HP 4.30% 6/1/21	150,000	153,309
IBM Credit 2.65% 2/5/21	350,000	346,173
International Business Machines 1.90% 1/27/20	400,000	395,223

		3,479,617

Containers & Packaging–0.26%
Packaging Corp of America 2.45% 12/15/20	300,000	294,324

		294,324

Cosmetics & Personal Care–0.60%
Procter & Gamble 1.90% 10/23/20	287,000	280,925
Unilever Capital
1.80% 5/5/20	200,000	196,197
2.75% 3/22/21	200,000	198,143

		675,265

Diversified Financial Services–3.77%
AerCap Ireland Capital 4.625% 10/30/20	300,000	305,872
Air Lease 3.875% 4/1/21	300,000	301,842
Aircastle
5.125% 3/15/21	60,000	61,622
6.25% 12/1/19	60,000	61,901
7.625% 4/15/20	35,000	37,059
American Express 3.375% 5/17/21	200,000	200,238
American Express Credit
2.20% 3/3/20	350,000	346,152
2.375% 5/26/20	550,000	543,317

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BlackRock 4.25% 5/24/21	200,000	$205,524
Charles Schwab 3.25% 5/21/21	135,000	135,068
GE Capital International Funding Co. Unlimited 2.342% 11/15/20	700,000	684,191
Intercontinental Exchange 2.75% 12/1/20	300,000	297,514
International Lease Finance 8.25% 12/15/20	300,000	327,998
National Rural Utilities Cooperative Finance 2.00% 1/27/20	250,000	246,805
Nomura Holdings 6.70% 3/4/20	100,000	104,448
Visa 2.20% 12/14/20	400,000	393,204

		4,252,755

Electric–3.83%
Consolidated Edison 2.00% 5/15/21	200,000	193,323
Dominion Energy 2.579% 7/1/20	500,000	493,486
Duke Energy 1.80% 9/1/21	150,000	143,564
Duke Energy Indiana 3.75% 7/15/20	350,000	353,994
Emera US Finance 2.70% 6/15/21	100,000	97,139
Exelon 2.45% 4/15/21	500,000	486,218
Georgia Power 2.00% 9/8/20	350,000	341,396
Nevada Power 2.75% 4/15/20	250,000	249,349
NextEra Energy Capital Holdings 3.342% 9/1/20	200,000	200,533
Pacific Gas & Electric 4.25% 5/15/21	150,000	152,284
PNM Resources 3.25% 3/9/21	200,000	198,258
PSEG Power 3.00% 6/15/21	200,000	197,027
Sempra Energy 2.85% 11/15/20	200,000	197,695
South Carolina Electric & Gas 3.50% 8/15/21	110,000	110,123
Southern California Edison 2.90% 3/1/21	250,000	247,730
Southern Power 2.375% 6/1/20	200,000	196,810
WEC Energy Group 3.375% 6/15/21	265,000	265,230
Xcel Energy 2.40% 3/15/21	200,000	196,042

		4,320,201

Electronics–0.35%
Fortive 2.35% 6/15/21	100,000	96,950
Honeywell International 1.80% 10/30/19	300,000	297,109

		394,059

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Entertainment–0.14%
GLP Capital 4.875% 11/1/20	150,000	$153,211

		153,211

Environmental Control–0.18%
Republic Services 5.00% 3/1/20	200,000	205,111

		205,111

Food–1.48%
Campbell Soup 3.30% 3/15/21	250,000	247,764
General Mills 3.20% 4/16/21	250,000	248,530
Hershey
2.90% 5/15/20	100,000	99,887
3.10% 5/15/21	55,000	55,000
Kellogg 3.25% 5/14/21	155,000	154,356
Kraft Heinz Foods
2.80% 7/2/20	250,000	247,972
3.375% 6/15/21	25,000	24,884
Kroger 2.60% 2/1/21	250,000	245,246
Mondelez International 3.00% 5/7/20	100,000	99,769
Sysco 2.60% 10/1/20	250,000	247,005

		1,670,413

Health Care Products–1.99%
Abbott Laboratories
2.00% 3/15/20	200,000	197,588
2.80% 9/15/20	100,000	99,081
Becton Dickinson & Co. 2.404% 6/5/20	450,000	443,349
Boston Scientific 6.00% 1/15/20	200,000	207,045
Life Technologies 6.00% 3/1/20	150,000	155,388
Medtronic 2.50% 3/15/20	400,000	397,420
Stryker 2.625% 3/15/21	150,000	147,820
Thermo Fisher Scientific
3.60% 8/15/21	200,000	200,782
4.50% 3/1/21	150,000	154,086
Zimmer Biomet Holdings 2.70% 4/1/20	250,000	247,660

		2,250,219

Health Care Services–1.67%
Anthem 4.35% 8/15/20	250,000	255,201
Coventry Health Care 5.45% 6/15/21	150,000	157,161
Halfmoon Parent
3.20% 9/17/20	200,000	199,360
3.40% 9/17/21	230,000	229,243
Laboratory Corp. of America Holdings 2.625% 2/1/20	250,000	248,509
Quest Diagnostics 2.50% 3/30/20	200,000	197,892
UnitedHealth Group
2.125% 3/15/21	250,000	244,199

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
2.70% 7/15/20	250,000	$248,493
3.15% 6/15/21	100,000	99,791

		1,879,849

Housewares–0.26%
Newell Brands 3.15% 4/1/21	300,000	295,365

		295,365

Insurance–1.19%
American International Group 6.40% 12/15/20	350,000	372,583
Berkshire Hathaway 2.20% 3/15/21	300,000	294,268
Chubb INA Holdings 2.30% 11/3/20	350,000	343,737
Prudential Financial 4.50% 11/15/20	200,000	205,078
Trinity Acquisition 3.50% 9/15/21	128,000	127,017

		1,342,683

Internet–0.57%
Alibaba Group Holding 2.50% 11/28/19	200,000	198,993
Amazon.com 1.90% 8/21/20	200,000	196,067
eBay 2.15% 6/5/20	250,000	245,947

		641,007

Iron & Steel–0.17%
ArcelorMittal
5.25% 8/5/20	95,000	97,843
5.50% 3/1/21	95,000	98,637

		196,480

Machinery Construction & Mining–0.70%
Caterpillar Financial Services
1.70% 8/9/21	200,000	191,966
1.85% 9/4/20	200,000	195,205
2.10% 1/10/20	200,000	197,891
2.95% 5/15/20	150,000	149,980
3.15% 9/7/21	55,000	54,958

		790,000

Machinery Diversified–1.13%
CNH Industrial Capital 4.875% 4/1/21	300,000	308,197
John Deere Capital
2.20% 3/13/20	650,000	642,073
3.125% 9/10/21	80,000	79,777
Roper Technologies 3.00% 12/15/20	250,000	248,510

		1,278,557

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Manufacturing–1.02%
3M 3.00% 9/14/21	195,000	$194,751
General Electric
2.20% 1/9/20	300,000	296,879
4.625% 1/7/21	450,000	463,793
Ingersoll-Rand Luxembourg Finance 2.625% 5/1/20	200,000	198,153

		1,153,576

Media–2.33%
21st Century Fox America 5.65% 8/15/20	300,000	312,687
Charter Communications Operating 3.579% 7/23/20	300,000	300,294
Comcast 5.15% 3/1/20	400,000	411,336
Discovery Communications
2.75% 11/15/19	200,000	198,807
4.375% 6/15/21	150,000	152,955
NBCUniversal Media 4.375% 4/1/21	250,000	256,221
Time Warner Cable 4.125% 2/15/21	250,000	252,134
Walt Disney
1.80% 6/5/20	350,000	343,465
1.95% 3/4/20	200,000	197,321
Warner Media 4.70% 1/15/21	200,000	205,507

		2,630,727

Metal Fabricate & Hardware–0.15%
Precision Castparts 2.25% 6/15/20	170,000	167,759

		167,759

Office & Business Equipment–0.22%
Xerox 2.80% 5/15/20	250,000	244,801

		244,801

Oil & Gas–4.14%
Anadarko Petroleum 4.85% 3/15/21	300,000	308,481
BP Capital Markets
2.521% 1/15/20	350,000	348,062
4.50% 10/1/20	500,000	512,701
Chevron
1.961% 3/3/20	350,000	345,577
2.10% 5/16/21	200,000	195,160
2.427% 6/24/20	300,000	297,509
EOG Resources 4.10% 2/1/21	200,000	203,448
EQT 2.50% 10/1/20	200,000	195,318
Exxon Mobil
1.912% 3/6/20	200,000	197,644
2.222% 3/1/21	300,000	294,142
Marathon Petroleum 3.40% 12/15/20	200,000	200,252

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum 4.10% 2/1/21	300,000	$305,363
Pioneer Natural Resources 7.50% 1/15/20	250,000	263,246
Shell International Finance
1.875% 5/10/21	150,000	145,227
2.125% 5/11/20	400,000	394,809
4.375% 3/25/20	200,000	203,990
Total Capital 4.125% 1/28/21	250,000	255,047

		4,665,976

Pharmaceuticals–4.90%
AbbVie
2.30% 5/14/21	150,000	146,087
2.50% 5/14/20	450,000	445,131
3.375% 11/14/21	65,000	64,959
Allergan Funding 3.00% 3/12/20	400,000	399,644
AstraZeneca 2.375% 11/16/20	250,000	246,303
CVS Health
2.125% 6/1/21	146,000	141,013
3.125% 3/9/20	550,000	550,269
3.35% 3/9/21	350,000	349,483
Express Scripts Holding 2.60% 11/30/20	250,000	246,156
GlaxoSmithKline Capital 3.125% 5/14/21	70,000	69,917
Johnson & Johnson 1.65% 3/1/21	500,000	484,421
Mead Johnson Nutrition 4.90% 11/1/19	200,000	203,926
Merck & Co. 1.85% 2/10/20	350,000	345,271
Mylan 3.15% 6/15/21	300,000	295,709
Novartis Capital 1.80% 2/14/20	200,000	197,166
Pfizer
1.70% 12/15/19	350,000	345,349
3.00% 9/15/21	75,000	75,015
Sanofi 4.00% 3/29/21	300,000	305,991
Shire Acquisitions Investments Ireland 2.40% 9/23/21	400,000	386,629
Zoetis
3.25% 8/20/21	25,000	24,988
3.45% 11/13/20	200,000	200,953

		5,524,380

Pipelines–2.13%
Energy Transfer Partners 4.15% 10/1/20	250,000	253,331
Enterprise Products Operating 5.25% 1/31/20	500,000	513,414
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	200,682
6.85% 2/15/20	300,000	314,194

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Phillips 66 Partners 2.646% 2/15/20	200,000	$198,160
Plains All American Pipeline 5.00% 2/1/21	200,000	205,265
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	312,198
TransCanada PipeLines 2.125% 11/15/19	200,000	197,941
Williams 5.25% 3/15/20	200,000	205,326

		2,400,511

Real Estate Investment Trusts–1.74%
American Campus Communities Operating Partnership 3.35% 10/1/20	300,000	299,040
American Tower
3.45% 9/15/21	150,000	149,476
5.05% 9/1/20	200,000	206,333
Boston Properties 5.625% 11/15/20	250,000	260,152
Crown Castle International 3.40% 2/15/21	250,000	249,500
Digital Realty Trust 3.40% 10/1/20	300,000	300,423
Simon Property Group 2.50% 9/1/20	300,000	296,141
Weyerhaeuser 4.70% 3/15/21	200,000	205,044

		1,966,109

Retail–2.36%
Costco Wholesale 1.70% 12/15/19	350,000	345,336
Home Depot
1.80% 6/5/20	200,000	196,851
2.00% 4/1/21	300,000	292,561
McDonald’s 2.75% 12/9/20	250,000	248,304
Starbucks 2.10% 2/4/21	350,000	341,810
Target 3.875% 7/15/20	100,000	101,723
Walgreens Boots Alliance 2.70% 11/18/19	300,000	299,077
Walmart
1.75% 10/9/19	200,000	198,225
1.90% 12/15/20	350,000	342,660
2.85% 6/23/20	100,000	100,059
3.125% 6/23/21	200,000	200,479

		2,667,085

Semiconductors–1.54%
Analog Devices 2.85% 3/12/20	250,000	248,517
Applied Materials 4.30% 6/15/21	200,000	205,722
Broadcom 2.375% 1/15/20	350,000	346,002
Intel 2.45% 7/29/20	250,000	248,149

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors (continued)
Lam Research 2.80% 6/15/21	150,000	$147,521
NVIDIA 2.20% 9/16/21	150,000	145,771
QUALCOMM 2.25% 5/20/20	250,000	246,826
Texas Instruments 2.75% 3/12/21	150,000	148,925

		1,737,433

Software–2.87%
Autodesk 3.125% 6/15/20	300,000	298,679
Electronic Arts 3.70% 3/1/21	200,000	201,696
Fidelity National Information Services 3.625% 10/15/20	250,000	251,509
Fiserv 4.75% 6/15/21	200,000	206,385
Microsoft
1.85% 2/12/20	350,000	345,605
2.00% 11/3/20	300,000	294,779
4.00% 2/8/21	400,000	410,213
Oracle
1.90% 9/15/21	500,000	482,968
2.25% 10/8/19	450,000	447,818
VMware 2.30% 8/21/20	300,000	294,227

		3,233,879

Telecommunications–3.06%
America Movil 5.00% 10/16/19	350,000	357,087
AT&T
2.45% 6/30/20	350,000	345,468
2.80% 2/17/21	250,000	246,458
3.875% 8/15/21	200,000	201,865
5.00% 3/1/21	400,000	414,239
Cisco Systems
1.85% 9/20/21	450,000	434,104
2.20% 2/28/21	350,000	342,828
2.45% 6/15/20	200,000	198,464

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Orange 1.625% 11/3/19	200,000	$197,012
Telefonica Emisiones
5.134% 4/27/20	200,000	205,628
5.462% 2/16/21	200,000	208,930
Verizon Communications
2.625% 2/21/20	200,000	198,903
4.60% 4/1/21	100,000	103,184

		3,454,170

Transportation–0.52%
Ryder System 2.65% 3/2/20	200,000	198,347
Union Pacific 3.20% 6/8/21	100,000	100,003
United Parcel Service 2.05% 4/1/21	300,000	292,236

		590,586

Total Corporate Bonds (Cost $111,638,953)		111,415,081

	Number of Shares

MONEY MARKET FUND–3.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	4,270,181	4,270,181

Total Money Market Fund (Cost $4,270,181)		4,270,181

TOTAL VALUE OF SECURITIES–102.53% (Cost $115,909,134)	115,685,262
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.53%)	(2,849,572)

NET ASSETS APPLICABLE TO 11,186,024 SHARES OUTSTANDING–100.00%	$112,835,690

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

HSBC–Hong Kong Shanghai Bank

See accompanying notes.

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Corporate Bonds	$—	$111,415,081	$111,415,081
Money Market Fund	4,270,181	—	4,270,181

Total Investments	$4,270,181	$111,415,081	$115,685,262

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Small-Cap Index Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.90%
Aerospace & Defense–1.35%
AAR	33,598	$1,609,008
†Aerojet Rocketdyne Holdings	71,068	2,415,601
†Aerovironment	21,381	2,398,307
†Astronics	21,222	923,157
†Axon Enterprise	58,045	3,972,019
Cubic	26,117	1,907,847
†Ducommun	10,800	441,072
†Engility Holdings	18,200	655,018
†Esterline Technologies	26,922	2,448,556
†KeyW Holding	49,908	432,203
†KLX	51,428	3,228,650
†Kratos Defense & Security Solutions	91,650	1,354,587
Maxar Technologies	57,400	1,898,218
†Mercury Systems	47,851	2,647,117
Moog Class A	32,581	2,800,989
National Presto Industries	5,072	657,585
†Sparton	10,783	155,599
Triumph Group	49,900	1,162,670
†Vectrus	11,700	364,923
†Wesco Aircraft Holdings	55,920	629,100

		32,102,226

Air Freight & Logistics–0.32%
†Air Transport Services Group	58,176	1,249,039
†Atlas Air Worldwide Holdings	24,120	1,537,650
†Echo Global Logistics	29,491	912,746
Forward Air	29,639	2,125,116
†Hub Group Class A	32,944	1,502,246
†Radiant Logistics	32,721	193,381

		7,520,178

Airlines–0.43%
Allegiant Travel	13,084	1,659,051
Hawaiian Holdings	51,625	2,070,163
SkyWest	52,692	3,103,559
†Spirit Airlines	69,600	3,269,112

		10,101,885

Auto Components–0.99%
†American Axle & Manufacturing Holdings	113,281	1,975,621
Cooper Tire & Rubber	51,817	1,466,421
†Cooper-Standard Holdings	17,900	2,147,642
Dana	149,472	2,790,642
†Dorman Products	27,673	2,128,607
†Fox Factory Holding	36,800	2,577,840
†Gentherm	37,106	1,686,468
LCI Industries	24,804	2,053,771
†Modine Manufacturing	53,464	796,614
†Motorcar Parts of America	19,300	452,585
†Shiloh Industries	13,900	152,900
Standard Motor Products	22,751	1,119,804
†Stoneridge	26,731	794,445

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
Superior Industries International	25,007	$426,369
Tenneco Class A	51,677	2,177,669
Tower International	21,820	660,055

		23,407,453

Automobiles–0.04%
Winnebago Industries	30,873	1,023,440

		1,023,440

Banks–9.17%
1st Constitution Bancorp	8,400	173,880
1st Source	15,934	838,447
Access National	15,458	419,066
ACNB	5,650	210,180
†Allegiance Bancshares	11,800	492,060
American National Bankshares	9,130	356,070
Ameris Bancorp	40,479	1,849,890
Ames National	8,348	227,483
Arrow Financial	13,323	492,951
†Atlantic Capital Bancshares	26,700	447,225
Auburn National Bancorporation	2,800	107,296
Banc of California	42,838	809,638
BancFirst	18,486	1,108,236
†Bancorp	49,247	472,279
BancorpSouth Bank	96,831	3,166,374
Bank of Commerce Holdings	15,880	193,736
Bank of Marin Bancorp	6,949	583,021
Bank of NT Butterfield & Son	55,400	2,873,044
†Bank of Princeton	6,500	198,510
Bankwell Financial Group	5,000	156,800
Banner	33,519	2,083,876
Bar Harbor Bankshares	14,768	424,137
†Baycom	11,200	298,816
BCB Bancorp	11,100	153,735
Berkshire Hills Bancorp	41,465	1,687,625
Blue Hills Bancorp	24,053	579,677
Boston Private Financial Holdings	87,917	1,200,067
Bridge Bancorp	17,492	580,734
Brookline Bancorp	80,619	1,346,337
Bryn Mawr Bank	20,564	964,452
Business First Bancshares Class B	10,400	276,120
†Byline Bancorp	15,300	347,310
C&F Financial	2,800	164,500
Cadence BanCorp	73,100	1,909,372
Cambridge Bancorp	4,000	359,960
Camden National	15,555	675,709
Capital City Bank Group	11,484	268,037
Capstar Financial Holdings	7,587	126,703
Carolina Financial	19,900	750,628
Cathay General Bancorp	78,203	3,240,732
CB Financial Services	5,300	163,505
CBTX	19,400	689,476

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
CenterState Bank	93,388	$2,619,533
Central Pacific Financial	29,430	777,835
Central Valley Community Bancorp	12,612	272,545
Century Bancorp Class A	2,561	185,032
Chemical Financial	73,315	3,915,021
Chemung Financial	2,700	114,561
Citizens & Northern	13,313	348,135
City Holding	15,797	1,213,210
Civista Bancshares	10,900	262,581
CNB Financial	14,580	420,779
CoBiz Financial	38,453	851,349
Codorus Valley Bancorp	7,686	240,111
Columbia Banking System	75,893	2,942,372
Community Bank System	52,019	3,176,800
†Community Bankers Trust	18,818	165,598
Community Financial	5,500	183,865
Community Trust Bancorp	15,330	710,545
ConnectOne Bancorp	29,769	707,014
County Bancorp	4,200	105,420
†Customers Bancorp	29,880	703,076
CVB Financial	107,959	2,409,645
†Eagle Bancorp	32,409	1,639,895
Enterprise Bancorp	8,663	297,921
Enterprise Financial Services	23,338	1,238,081
†Equity Bancshares Class A	14,000	549,640
†Esquire Financial Holdings	6,900	172,224
Evans Bancorp	4,024	188,927
Farmers & Merchants Bancorp	8,833	376,197
Farmers National Banc	24,192	370,138
FB Financial	13,000	509,340
†FCB Financial Holdings Class A	43,000	2,038,200
Fidelity D&D Bancorp	3,200	220,736
Fidelity Southern	22,203	550,190
Financial Institutions	16,091	505,257
First Bancorp (Maine)	8,880	257,254
First Bancorp (North Carolina)	30,009	1,215,665
†First BanCorp (Puerto Rico)	217,835	1,982,299
First Bancshares	12,500	488,125
First Bank	18,100	238,015
First Busey	44,635	1,385,917
First Business Financial Services	6,855	158,899
First Choice Bancorp	6,700	181,503
First Commonwealth Financial	101,839	1,643,681
First Community	8,100	196,020
First Community Bancshares	17,063	578,094
First Connecticut Bancorp	15,022	443,900
First Financial	12,469	625,944
First Financial Bancorp	96,717	2,872,495
First Financial Bankshares	66,514	3,930,977
First Financial Northwest	5,980	99,089
†First Foundation	34,905	545,216
First Guaranty Bancshares	3,190	81,951

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Internet Bancorp	9,300	$283,185
First Interstate BancSystem Class A	33,646	1,507,341
First Merchants	50,183	2,257,733
First Mid-Illinois Bancshares	12,000	483,960
First Midwest Bancorp	103,855	2,761,504
†First Northwest Bancorp	9,600	147,840
First of Long Island	24,454	531,875
First Savings Financial Group	2,100	143,388
First United	7,800	146,640
Flushing Financial	27,530	671,732
†Franklin Financial Network	13,000	508,300
Fulton Financial	176,300	2,935,395
German American Bancorp	20,977	740,069
Glacier Bancorp	86,874	3,743,401
Great Southern Bancorp	11,170	618,260
Great Western Bancorp	60,200	2,539,838
Green Bancorp	24,964	551,704
Guaranty Bancorp	25,868	768,280
Guaranty Bancshares	8,653	261,580
Hancock Whitney	87,164	4,144,648
Hanmi Financial	34,320	854,568
†HarborOne Bancorp	14,200	271,504
Heartland Financial USA	29,938	1,737,901
Heritage Commerce	41,438	618,255
Heritage Financial	34,555	1,214,608
Hilltop Holdings	73,749	1,487,517
Home BancShares	164,528	3,603,163
†HomeTrust Bancshares	18,041	525,895
Hope Bancorp	125,858	2,035,124
Horizon Bancorp	38,282	756,070
†Howard Bancorp	14,400	254,880
IBERIABANK	56,104	4,564,060
Independent Bank	20,909	494,498
Independent Bank (Massachusetts)	28,284	2,336,258
Independent Bank Group	21,600	1,432,080
International Bancshares	56,164	2,527,380
Investar Holding	9,685	260,042
Investors Bancorp	253,986	3,116,408
Lakeland Bancorp	44,278	799,218
Lakeland Financial	24,817	1,153,494
LCNB	7,700	143,605
LegacyTexas Financial Group	48,327	2,058,730
Live Oak Bancshares	26,300	704,840
Macatawa Bank	24,600	288,066
MB Financial	84,026	3,874,439
MBT Financial	15,500	175,150
Mercantile Bank	15,633	521,673
†Metropolitan Bank Holding	7,000	287,840
Mid Penn Bancorp	5,400	157,410
Middlefield Banc	3,100	146,010
Midland States Bancorp	21,800	699,780
MidSouth Bancorp	12,900	198,660

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
MidWestOne Financial Group	11,342	$377,802
MutualFirst Financial	5,238	193,020
MVB Financial	9,700	174,794
National Bank Holdings Class A	29,452	1,108,868
National Bankshares	6,213	282,381
†National Commerce	15,500	640,150
NBT Bancorp	44,739	1,717,083
†Nicolet Bankshares	8,900	485,139
Northeast Bancorp	6,228	135,148
Northrim BanCorp	6,302	261,848
Norwood Financial	6,900	270,204
Oak Valley Bancorp	8,000	157,200
OFG Bancorp	43,488	702,331
Ohio Valley Banc	3,442	126,149
Old Line Bancshares	16,400	518,896
Old National Bancorp	153,217	2,957,088
Old Second Bancorp	27,695	427,888
Opus Bank	20,000	548,000
Origin Bancorp	17,000	640,050
Orrstown Financial Services	6,400	152,320
Pacific City Financial	12,000	232,080
†Pacific Mercantile Bancorp	13,300	124,355
†Pacific Premier Bancorp	46,402	1,726,154
Park National	14,076	1,485,863
Parke Bancorp	7,020	157,599
Peapack Gladstone Financial	18,091	558,831
Penns Woods Bancorp	3,876	168,412
Peoples Bancorp	18,340	642,450
Peoples Bancorp of North Carolina	3,410	98,344
Peoples Financial Services	6,577	278,865
People’s Utah Bancorp	16,055	545,067
Preferred Bank	14,629	855,797
Premier Financial Bancorp	10,175	188,136
QCR Holdings	13,300	543,305
RBB Bancorp	14,400	352,800
Reliant Bancorp	10,948	279,940
Renasant	50,308	2,073,193
Republic Bancorp Class A	10,525	485,203
†Republic First Bancorp	50,600	361,790
S&T Bancorp	36,356	1,576,396
Sandy Spring Bancorp	35,417	1,392,242
SB One Bancorp	7,900	199,080
†Seacoast Banking Corp. of Florida	46,944	1,370,765
†Select Bancorp	13,100	162,440
ServisFirst Bancshares	47,300	1,851,795
Shore Bancshares	10,900	194,238
Sierra Bancorp	13,466	389,167
Simmons First National Class A	94,052	2,769,831
†SmartFinancial	12,300	289,665
South State	37,133	3,044,906
†Southern First Bancshares	6,915	271,760
Southern National Bancorp of Virginia	22,400	362,880

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Southside Bancshares	34,067	$1,185,532
†Spirit of Texas Bancshares	900	19,431
State Bank Financial	38,328	1,156,739
Stock Yards Bancorp	21,582	783,427
Summit Financial Group	9,578	222,305
Tompkins Financial	14,597	1,185,130
Towne Bank	66,937	2,065,006
TriCo Bancshares	25,813	996,898
†TriState Capital Holdings	22,400	618,240
†Triumph Bancorp	24,700	943,540
Trustmark	68,479	2,304,318
UMB Financial	46,282	3,281,394
Union Bankshares Corp.	66,399	2,558,353
Union Bankshares Inc.	3,400	180,710
United Bankshares	100,995	3,671,168
United Community Banks	79,556	2,218,817
United Security Bancshares	9,700	107,670
Unity Bancorp	7,800	178,620
Univest Corp. of Pennsylvania	28,920	764,934
Valley National Bancorp	330,299	3,715,864
†Veritex Holdings	24,100	681,066
Washington Trust Bancorp	15,175	839,178
WesBanco	52,763	2,352,179
West Bancorporation	17,396	408,806
Westamerica Bancorporation	26,281	1,581,065

		217,350,408

Beverages–0.28%
†Boston Beer Class A	8,516	2,448,350
†Castle Brands	64,500	69,015
†Celsius Holdings	27,700	111,631
Coca-Cola Bottling Consolidated	5,013	913,770
†Craft Brew Alliance	13,650	223,177
MGP Ingredients	13,300	1,050,434
†National Beverage	11,867	1,383,930
†Primo Water	26,300	474,715

		6,675,022

Biotechnology–6.45%
†Abeona Therapeutics	29,100	372,480
†ACADIA Pharmaceuticals	100,400	2,084,304
†Acceleron Pharma	39,500	2,260,585
†Achaogen	35,500	141,645
†Achillion Pharmaceuticals	140,772	518,041
†Acorda Therapeutics	44,271	869,925
†Adamas Pharmaceuticals	23,000	460,460
†ADMA Biologics	23,400	145,314
†Aduro Biotech	67,300	494,655
†Adverum Biotechnologies	58,800	355,740
†Aeglea BioTherapeutics	18,500	177,045
†Agenus	82,000	175,480
†Aimmune Therapeutics	44,300	1,208,504

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Akebia Therapeutics	54,300	$479,469
†Albireo Pharma	9,800	323,008
†Alder Biopharmaceuticals	62,500	1,040,625
†Aldeyra Therapeutics	18,600	256,680
†Allakos	8,400	377,916
†Allena Pharmaceuticals	13,300	142,842
†AMAG Pharmaceuticals	34,829	696,580
†Amicus Therapeutics	191,700	2,317,653
†AnaptysBio	18,900	1,885,653
†Apellis Pharmaceuticals	37,300	663,194
†Aptinyx	13,400	388,064
†Arbutus Biopharma	38,900	367,605
†Arcus Biosciences	6,600	92,004
†Ardelyx	43,600	189,660
†Arena Pharmaceuticals	50,374	2,318,211
†ArQule	91,800	519,588
†Array BioPharma	206,233	3,134,742
†Arrowhead Pharmaceuticals	89,200	1,709,964
†Arsanis	2,318	3,755
†Assertio Therapeutics	60,357	354,899
†Atara Biotherapeutics	41,400	1,711,890
†Athenex	43,500	675,990
†Athersys	108,700	228,270
†Audentes Therapeutics	32,800	1,298,552
†AVEO Pharmaceuticals	112,200	371,382
†Avid Bioservices	57,500	394,450
†Avrobio	6,200	321,594
†Bellicum Pharmaceuticals	42,600	262,416
†BioCryst Pharmaceuticals	100,200	764,526
†Biohaven Pharmaceutical Holding	28,700	1,077,685
†BioSpecifics Technologies	6,616	386,970
†BioTime	85,268	200,380
†Blueprint Medicines	42,200	3,294,132
†Calithera Biosciences	27,700	145,425
†Calyxt	6,000	91,620
†Cara Therapeutics	27,700	663,415
†CareDx	33,900	978,015
†CASI Pharmaceuticals	50,700	236,769
†Catalyst Biosciences	14,400	155,232
†Catalyst Pharmaceuticals	93,700	354,186
†Celcuity	5,332	153,348
†Cellular Biomedicine Group	12,900	234,135
†ChemoCentryx	26,245	331,737
†Chimerix	37,300	145,097
†Clovis Oncology	48,335	1,419,599
†Cohbar	24,700	106,457
†Coherus Biosciences	48,600	801,900
†Concert Pharmaceuticals	21,500	319,060
†Corbus Pharmaceuticals Holdings	45,100	340,505
†Corvus Pharmaceuticals	11,900	102,102
†CTI BioPharma	55,800	120,528
†Cue Biopharma	19,500	176,475

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Cytokinetics	42,366	$417,305
†CytomX Therapeutics	39,700	734,450
†Deciphera Pharmaceuticals	8,687	336,361
†Denali Therapeutics	46,000	1,000,040
†Dicerna Pharmaceuticals	46,500	709,590
†Dynavax Technologies	61,257	759,587
†Eagle Pharmaceuticals	10,800	748,764
†Editas Medicine	46,438	1,477,657
†Emergent BioSolutions	45,148	2,972,093
†Enanta Pharmaceuticals	17,000	1,452,820
†Epizyme	54,100	573,460
†Esperion Therapeutics	23,600	1,047,132
†Evelo Biosciences	7,300	88,914
†Fate Therapeutics	49,600	807,984
†Fennec Pharmaceuticals	13,500	110,700
†FibroGen	76,500	4,647,375
†Five Prime Therapeutics	33,700	469,104
†Flexion Therapeutics	32,400	606,204
†Fortress Biotech	29,600	47,360
†G1 Therapeutics	21,000	1,098,090
†Genomic Health	21,477	1,508,115
†Geron	162,644	286,253
†Global Blood Therapeutics	50,800	1,930,400
†GlycoMimetics	35,300	508,320
†GTx	5,800	9,106
†Halozyme Therapeutics	126,643	2,301,103
†Heron Therapeutics	64,900	2,054,085
†Homology Medicines	11,700	267,462
†Idera Pharmaceuticals	15,675	139,664
†Immune Design	34,900	120,405
†ImmunoGen	130,993	1,240,504
†Immunomedics	133,426	2,779,264
†Inovio Pharmaceuticals	85,200	473,712
†Insmed	77,800	1,573,116
†Insys Therapeutics	26,500	267,120
†Intellia Therapeutics	34,200	978,804
†Intercept Pharmaceuticals	22,300	2,817,828
†Intrexon	71,200	1,226,064
†Invitae	66,900	1,119,237
†Iovance Biotherapeutics	84,300	948,375
†Ironwood Pharmaceuticals	140,472	2,593,113
†Jounce Therapeutics	12,800	83,200
†Kadmon Holdings	75,800	253,172
†Karyopharm Therapeutics	50,000	851,500
†Keryx Biopharmaceuticals	92,514	314,548
†Kindred Biosciences	27,300	380,835
†Kura Oncology	25,100	439,250
†La Jolla Pharmaceutical	22,300	448,899
†Lexicon Pharmaceuticals	43,916	468,584
†Ligand Pharmaceuticals Class B	21,365	5,864,479
†Loxo Oncology	27,200	4,646,576
†MacroGenics	40,400	866,176

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Madrigal Pharmaceuticals	7,035	$1,506,405
†MannKind	152,500	279,075
†MediciNova	40,100	500,849
†Mersana Therapeutics	12,400	124,000
†MiMedx Group	102,700	634,686
†Minerva Neurosciences	31,100	390,305
†Miragen Therapeutics	26,100	145,638
†Mirati Therapeutics	18,700	880,770
†Molecular Templates	2,600	14,014
†Momenta Pharmaceuticals	78,182	2,056,187
†Mustang Bio	20,000	119,000
†Myriad Genetics	66,500	3,059,000
†Nantkwest	17,100	63,270
†Natera	33,400	799,596
†NewLink Genetics	32,947	78,743
†Novavax	397,636	747,556
†Nymox Pharmaceutical	21,200	52,152
†OPKO Health	328,500	1,136,610
†Organovo Holdings	119,000	136,850
†Ovid Therapeutics	15,400	87,318
†Palatin Technologies	222,000	221,445
†PDL BioPharma	158,781	417,594
†Pfenex	25,600	130,816
†Pieris Pharmaceuticals	52,400	293,440
†PolarityTE	9,500	181,450
†Portola Pharmaceuticals	66,000	1,757,580
†Progenics Pharmaceuticals	70,698	443,276
†Proteostasis Therapeutics	32,900	79,289
†Prothena	40,900	534,972
†PTC Therapeutics	46,039	2,163,833
†Puma Biotechnology	29,700	1,361,745
†Ra Pharmaceuticals	19,100	345,519
†Radius Health	41,400	736,920
†Recro Pharma	14,200	100,962
†REGENXBIO	29,100	2,197,050
†Repligen	39,825	2,208,695
†Retrophin	41,000	1,177,930
†Rhythm Pharmaceuticals	13,100	382,127
†Rigel Pharmaceuticals	164,263	527,284
†Rocket Pharmaceuticals	22,000	541,640
†Rubius Therapeutics	12,300	295,200
†Sangamo Biosciences	103,389	1,752,444
†Savara	26,800	299,088
†Selecta Biosciences	19,900	309,445
†Seres Therapeutics	20,900	158,631
†Solid Biosciences	10,200	481,236
†Sorrento Therapeutics	90,500	398,200
†Spark Therapeutics	31,900	1,740,145
†Spectrum Pharmaceuticals	100,725	1,692,180
†Spero Therapeutics	7,400	77,774
†Spring Bank Pharmaceuticals	12,800	154,240
†Stemline Therapeutics	27,200	451,520

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Surface Oncology	8,700	$95,178
†Syndax Pharmaceuticals	9,900	79,992
†Synergy Pharmaceuticals	249,454	424,072
†Synlogic	17,900	254,359
†Syros Pharmaceuticals	26,400	314,424
†T2 Biosystems	28,200	210,090
†TG Therapeutics	61,100	342,160
†Tocagen	17,012	265,217
†Tyme Technologies	48,800	135,664
†Ultragenyx Pharmaceutical	48,100	3,671,954
†UNITY Biotechnology	6,600	107,514
†Unum Therapeutics	3,600	37,080
†Vanda Pharmaceuticals	52,781	1,211,324
†Veracyte	21,800	208,190
†Verastem	55,800	404,550
†Vericel	38,900	550,435
†Viking Therapeutics	45,600	794,352
†Vital Therapies	34,400	9,474
†Voyager Therapeutics	22,600	427,592
†Xencor	47,000	1,831,590
†XOMA	6,800	119,476
†Zafgen	26,000	303,940
†ZIOPHARM Oncology	131,317	420,214

		152,898,926

Building Products–1.25%
AAON	41,917	1,584,463
Advanced Drainage Systems	36,600	1,130,940
†American Woodmark	14,375	1,127,719
Apogee Enterprises	27,747	1,146,506
†Armstrong Flooring	23,000	416,300
†Builders FirstSource	114,866	1,686,233
Caesarstone	22,900	424,795
†Continental Building Products	37,400	1,404,370
†CSW Industrials	16,300	875,310
†Gibraltar Industries	32,491	1,481,590
Griffon	29,364	474,229
Insteel Industries	18,639	668,767
†Jeld-Wen Holding	71,300	1,758,258
†Masonite International	27,700	1,775,570
†NCI Building Systems	44,191	669,494
†Patrick Industries	24,371	1,442,763
†PGT Innovations	49,695	1,073,412
Quanex Building Products	34,252	623,386
Simpson Manufacturing	41,989	3,042,523
†Trex	60,288	4,640,970
Universal Forest Products	60,910	2,151,950

		29,599,548

Capital Markets–1.22%
Arlington Asset Investment Class A	28,010	261,613

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Artisan Partners Asset Management Class A	49,000	$1,587,600
†Ashford	200	15,174
Associated Capital Group Class A	3,251	138,330
B. Riley Financial	21,523	487,496
†Blucora	47,768	1,922,662
BrightSphere Investment Group	83,500	1,035,400
Cohen & Steers	23,369	949,015
†Cowen Class A	27,008	440,230
Diamond Hill Investment Group	3,132	518,001
†Donnelley Financial Solutions	33,400	598,528
Federated Investors Class B	98,300	2,370,996
†Focus Financial Partners Class A	19,000	901,740
GAIN Capital Holdings	36,453	236,945
GAMCO Investors Class A	3,795	88,879
Greenhill & Co.	19,690	518,832
Hamilton Lane Class A	15,200	673,056
Houlihan Lokey	30,400	1,365,872
†INTL. FCStone	15,024	725,960
Investment Technology Group	32,742	709,192
Ladenburg Thalmann Financial Services	95,608	258,142
Moelis & Co. Class A	44,700	2,449,560
Oppenheimer Holdings Class A	9,302	293,943
Piper Jaffray	14,868	1,135,172
PJT Partners Class A	20,400	1,067,940
Pzena Investment Management Class A	15,059	143,663
†Safeguard Scientifics	17,820	166,617
†Siebert Financial	10,000	146,500
Silvercrest Asset Management Group Class A	6,100	84,485
Stifel Financial	70,847	3,631,617
=Teton Advisors Class B	19	0
Virtus Investment Partners	6,832	777,140
Waddell & Reed Financial Class A	81,400	1,724,052
Westwood Holdings Group	8,214	424,992
WisdomTree Investments	117,808	999,012

		28,848,356

Chemicals–1.98%
Advanced Emissions Solutions	16,200	193,752
†AdvanSix	31,900	1,083,005
†AgroFresh Solutions	34,700	216,181
American Vanguard	28,595	514,710
Balchem	32,807	3,677,337
Chase	7,439	893,796
†Ferro	85,887	1,994,296
†Flotek Industries	42,686	102,446
FutureFuel	26,108	484,042
†GCP Applied Technologies	73,000	1,938,150
Hawkins	9,359	387,931

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
HB Fuller	51,309	$2,651,136
†Ingevity	43,400	4,421,592
Innophos Holdings	19,164	850,882
Innospec	24,604	1,888,357
†Intrepid Potash	98,800	354,692
KMG Chemicals	15,072	1,138,840
†Koppers Holdings	22,360	696,514
†Kraton	31,641	1,491,873
Kronos Worldwide	22,700	368,875
†LSB Industries	19,161	187,395
†Marrone Bio Innovations	67,300	123,159
Minerals Technologies	36,864	2,492,006
†OMNOVA Solutions	43,540	428,869
PolyOne	81,264	3,552,862
†PQ Group Holdings	38,100	665,607
Quaker Chemical	13,313	2,692,022
Rayonier Advanced Materials	52,200	962,046
Sensient Technologies	42,995	3,289,547
Stepan	20,670	1,798,497
†Trecora Resources	20,892	292,488
Tredegar	26,430	572,210
Trinseo	43,300	3,390,390
Tronox Class A	95,300	1,138,835
Valhi	27,200	62,016

		46,996,356

Commercial Banks–0.09%
†Axos Financial	60,660	2,086,097

		2,086,097

Commercial Services & Supplies–2.46%
ABM Industries	67,223	2,167,942
ACCO Brands	109,724	1,239,881
†Advanced Disposal Services	73,800	1,998,504
Brady Class A	47,737	2,088,494
†BrightView Holdings	25,000	401,250
Brink’s	51,457	3,589,126
†Casella Waste Systems Class A	40,234	1,249,668
CECO Environmental	32,964	259,756
†Cimpress	22,334	3,051,048
Covanta Holding	119,600	1,943,500
Deluxe	49,540	2,820,808
Ennis	24,562	502,293
Essendant	38,219	489,968
Healthcare Services Group	75,081	3,049,790
†Heritage-Crystal Clean	14,754	314,998
Herman Miller	60,487	2,322,701
HNI	44,775	1,980,846
Interface Class A	61,421	1,434,180
Kimball International Class B	36,302	608,059
Knoll	50,682	1,188,493
LSC Communications	34,300	379,358

LVIP SSGA Small-Cap Index Fund—6

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Matthews International Class A	32,110	$1,610,317
McGrath RentCorp	24,640	1,342,141
Mobile Mini	45,166	1,980,529
MSA Safety	34,518	3,674,096
Multi-Color	14,592	908,352
†NL Industries	4,936	29,616
†PICO Holdings	23,871	299,581
Pitney Bowes	191,600	1,356,528
Quad/Graphics	33,123	690,283
RR Donnelley & Sons	70,100	378,540
†SP Plus	23,297	850,341
Steelcase Class A	86,334	1,597,179
†Team	29,897	672,683
Tetra Tech	56,391	3,851,505
U.S. Ecology	22,119	1,631,276
UniFirst	15,867	2,755,305
Viad	20,713	1,227,245
VSE	8,966	297,044

		58,233,224

Communications Equipment–1.52%
†Acacia Communications	28,200	1,166,634
ADTRAN	48,048	848,047
†Aerohive Networks	30,300	124,836
†Applied Optoelectronics	18,800	463,608
†CalAmp	37,172	890,641
†Calix	45,731	370,421
†Casa Systems	15,800	233,050
†Ciena	146,196	4,567,163
†Clearfield	8,400	112,980
Comtech Telecommunications	23,275	844,184
†DASAN Zhone Solutions	1,700	24,123
†Digi International	24,643	331,448
†Extreme Networks	115,845	634,831
†Finisar	116,736	2,223,821
†Harmonic	84,588	465,234
†Infinera	154,541	1,128,149
InterDigital	35,088	2,807,040
†KVH Industries	14,675	192,243
†Lumentum Holdings	64,200	3,848,790
†NETGEAR	31,734	1,994,482
†NetScout Systems	78,556	1,983,539
†Oclaro	171,700	1,534,998
Plantronics	33,651	2,029,155
†Quantenna Communications	34,800	642,060
†Ribbon Communications	50,402	344,246
†ViaSat	55,446	3,545,772
†Viavi Solutions	231,100	2,620,674

		35,972,169

Construction & Engineering–1.02%
†Aegion	32,028	812,871

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
†Ameresco Class A	19,021	$259,637
Argan	14,551	625,693
Comfort Systems USA	37,036	2,088,830
†Dycom Industries	30,729	2,599,673
EMCOR Group	58,777	4,414,740
Granite Construction	44,779	2,046,400
†Great Lakes Dredge & Dock	53,034	328,811
†Hc2 Holdings	45,130	276,196
†IES Holdings	6,800	132,600
†Infrastructure And Energy Alternatives Class A	19,800	207,900
KBR	143,100	3,023,703
†MasTec	66,078	2,950,383
†MYR Group	16,294	531,836
†Northwest Pipe	8,948	176,723
†NV5 Holdings	8,100	702,270
†Orion Holdings Group	24,328	183,676
Primoris Services	42,838	1,063,239
†Sterling Construction	27,200	389,504
†Tutor Perini	40,483	761,080
†Willscot	34,600	593,390

		24,169,155

Construction Materials–0.13%
†Forterra	21,000	156,660
†Summit Materials Class A	113,616	2,065,539
United States Lime & Minerals	1,487	117,399
†US Concrete	16,500	756,525

		3,096,123

Consumer Finance–0.67%
†Curo Group Holdings	10,400	314,392
†Elevate Credit	20,000	161,200
†Encore Capital Group	26,763	959,454
†Enova International	33,823	974,102
†EZCORP Class A	49,619	530,923
FirstCash	43,924	3,601,768
†Green Dot Class A	48,741	4,329,176
†LendingClub	320,300	1,242,764
Nelnet Class A	18,738	1,071,251
†PRA Group	45,923	1,653,228
†Regional Management	9,143	263,593
†World Acceptance	6,101	697,710

		15,799,561

Containers & Packaging–0.11%
Greif Class A	26,000	1,395,160
Greif Class B	4,917	283,465
Myers Industries	31,797	739,280
†UFP Technologies	5,600	205,800

		2,623,705

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Distributors–0.09%
Core-Mark Holding	46,460	$1,577,782
†Funko Class A	11,800	279,542
Weyco Group	5,458	192,012

		2,049,336

Diversified Consumer Services–0.80%
†Adtalem Global Education	61,215	2,950,563
†American Public Education	15,760	520,868
†Cambium Learning Group	15,800	187,072
†Career Education	68,568	1,023,720
Carriage Services	15,035	324,004
†Chegg	107,800	3,064,754
†Houghton Mifflin Harcourt	102,300	716,100
†K12	39,300	695,610
†Laureate Education Class A	84,500	1,304,680
†Regis	35,546	726,205
†Sotheby’s	37,875	1,863,071
Strategic Education	21,135	2,896,129
†Weight Watchers International	39,000	2,807,610

		19,080,386

Diversified Financial Services–0.17%
Banco Latinoamericano de Exportacions	29,958	626,721
†Cannae Holdings	69,500	1,456,025
†FGL Holdings	145,300	1,300,435
Marlin Business Services	10,241	295,453
†On Deck Capital	52,600	398,182

		4,076,816

Diversified Telecommunication Services–0.58%
ATN International	10,492	775,149
†Cincinnati Bell	51,186	816,417
Cogent Communications Holdings	43,604	2,433,103
Consolidated Communications Holdings	72,255	942,205
Frontier Communications	78,420	508,946
†Intelsat	42,200	1,266,000
†Iridium Communications	97,850	2,201,625
†Ooma	17,194	285,420
†ORBCOMM	75,794	823,123
†pdvWireless	8,300	281,370
†Vonage Holdings	224,186	3,174,474
†Windstream Holdings	39,898	195,500

		13,703,332

Electric Utilities–0.97%
ALLETE	52,083	3,906,746
El Paso Electric	41,141	2,353,265
IDACORP	50,976	5,058,348
MGE Energy	35,771	2,283,978
Otter Tail	41,181	1,972,570
PNM Resources	80,936	3,192,925

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Portland General Electric	91,214	$4,160,271
Spark Energy Class A	8,400	69,300

		22,997,403

Electrical Equipment–0.69%
Allied Motion Technologies	7,100	386,453
†Atkore International Group	40,700	1,079,771
AZZ	26,327	1,329,513
†Babcock & Wilcox Enterprises	41,720	42,972
Encore Wire	21,626	1,083,463
†Energous	24,800	250,976
EnerSys	43,106	3,755,826
†Enphase Energy	90,700	439,895
†FuelCell Energy	95,600	102,292
†Generac Holdings	61,682	3,479,482
†Plug Power	230,800	443,136
Powell Industries	9,308	337,508
Preformed Line Products	2,786	195,800
†Sunrun	97,200	1,209,168
†Thermon Group Holdings	31,903	822,459
†TPI Composites	15,500	442,525
†Vicor	16,971	780,666
†Vivint Solar	35,300	183,560

		16,365,465

Electronic Equipment, Instruments & Components–2.24%
†Anixter International	30,001	2,109,070
AVX	49,000	884,450
Badger Meter	29,622	1,568,485
Bel Fuse Class B	8,382	222,123
Belden	40,842	2,916,527
Benchmark Electronics	48,866	1,143,464
†Control4	26,500	909,745
CTS	33,011	1,132,277
Daktronics	37,661	295,262
†Electro Scientific Industries	31,900	556,655
†ePlus	13,958	1,293,907
†Fabrinet	36,641	1,695,013
†FARO Technologies	17,099	1,100,321
†Fitbit Class A	211,100	1,129,385
†II-VI	62,651	2,963,392
†Insight Enterprises	36,203	1,958,220
†Iteris	21,000	112,980
†Itron	34,900	2,240,580
†KEMET	56,600	1,049,930
†Kimball Electronics	24,926	489,796
†Knowles	87,106	1,447,702
†Maxwell Technologies	44,100	153,909
Mesa Laboratories	3,230	599,553
Methode Electronics	36,366	1,316,449
MTS Systems	18,057	988,621
†Napco Security Technologies	12,000	179,400

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†nLight	7,600	$168,796
†Novanta	33,263	2,275,189
†OSI Systems	17,368	1,325,352
†PAR Technology	12,900	286,638
Park Electrochemical	20,088	391,515
PC Connection	12,124	471,502
†Plexus	32,263	1,887,708
†Rogers	18,652	2,747,813
†Sanmina	69,695	1,923,582
†ScanSource	25,637	1,022,916
SYNNEX	30,723	2,602,238
†Tech Data	39,500	2,827,015
†TTM Technologies	95,550	1,520,201
Vishay Intertechnology	134,721	2,741,572
†Vishay Precision Group	10,872	406,613

		53,055,866

Energy Equipment & Services–1.81%
Archrock	132,102	1,611,644
†Basic Energy Services	18,900	188,811
†Bristow Group	32,791	397,755
†C&J Energy Services	65,800	1,368,640
†Cactus Class A	38,200	1,462,296
†CARBO Ceramics	18,200	131,950
†Covia Holdings Class C	30,880	276,994
†Dawson Geophysical	24,100	149,179
†Diamond Offshore Drilling	66,300	1,326,000
†Dril-Quip	38,700	2,022,075
†Era Group	21,219	262,055
†Exterran	34,400	912,632
†Forum Energy Technologies	79,346	821,231
†Frank’s International	76,700	665,756
†FTS International	26,100	307,719
†Gulfmark Offshore	4,400	164,120
†Helix Energy Solutions Group	139,456	1,377,825
†Independence Contract Drilling	26,100	128,934
†ION Geophysical	11,700	181,935
†Keane Group	56,000	692,720
†Key Energy Services	7,700	88,088
†KLX Energy Services Holdings	20,320	650,443
Liberty Oilfield Services Class A	44,800	966,336
Mammoth Energy Services	8,600	250,260
†Matrix Service	27,007	665,723
†McDermott International	181,489	3,344,842
†Natural Gas Services Group	12,589	265,628
†NCS Multistage Holdings	8,200	135,382
†Newpark Resources	88,741	918,469
†Nine Energy Service	8,700	266,046
†Noble	249,000	1,750,470
†Ocean Rig UDW Class A	55,700	1,928,334
†Oceaneering International	100,400	2,771,040
†Oil States International	60,600	2,011,920

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†PHI	8,782	$82,024
†Pioneer Energy Services	68,083	200,845
†Profire Energy	28,700	91,553
†ProPetro Holding	72,800	1,200,472
†Quintana Energy Services	2,400	17,616
†RigNet	13,563	276,007
†Rowan Class A	129,700	2,442,251
†SEACOR Holdings	17,300	854,793
†SEACOR Marine Holdings	16,964	383,895
†Select Energy Services Class A	47,000	556,480
†Smart Sand	19,900	81,789
†Solaris Oilfield Infrastructure Class A	27,700	523,253
†Superior Energy Services	158,600	1,544,764
†TETRA Technologies	123,842	558,527
†Tidewater	24,900	776,631
†Unit	53,600	1,396,816
US Silica Holdings	79,483	1,496,665

		42,947,633

Equity Real Estate Investment Trusts–6.15%
Acadia Realty Trust	82,415	2,310,092
Agree Realty	30,766	1,634,290
Alexander & Baldwin	71,908	1,631,593
Alexander’s	2,076	712,691
American Assets Trust	39,573	1,475,677
Americold Realty Trust	87,200	2,181,744
Armada Hoffler Properties	44,600	673,906
Ashford Hospitality Trust	88,298	564,224
Bluerock Residential Growth REIT	25,100	245,980
Braemar Hotels & Resorts	29,554	347,851
BRT Apartments Class C	10,000	120,400
CareTrust REIT	77,371	1,370,240
CatchMark Timber Trust Class A Class A	51,200	585,216
CBL & Associates Properties	167,200	667,128
Cedar Realty Trust	90,461	421,548
Chatham Lodging Trust	48,631	1,015,902
Chesapeake Lodging Trust	60,415	1,937,509
City Office REIT	36,500	460,630
Clipper Realty	13,500	182,655
Community Healthcare Trust	17,800	551,444
CoreCivic	120,500	2,931,765
CorEnergy Infrastructure Trust	12,320	462,986
CorePoint Lodging	39,850	775,083
Cousins Properties	430,405	3,826,300
DiamondRock Hospitality	203,074	2,369,874
Easterly Government Properties	61,200	1,185,444
EastGroup Properties	34,869	3,334,174
Farmland Partners	33,900	227,130
First Industrial Realty Trust	127,506	4,003,688
Four Corners Property Trust	62,300	1,600,487
Franklin Street Properties	103,204	824,600

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Front Yard Residential	49,900	$541,415
GEO Group	124,226	3,125,526
Getty Realty	32,617	931,542
Gladstone Commercial	27,505	526,721
Gladstone Land Class C	14,900	183,866
Global Medical REIT	20,400	192,168
Global Net Lease	68,900	1,436,565
Government Properties Income Trust	100,303	1,132,421
Gramercy Property Trust	164,705	4,519,505
Healthcare Realty Trust	126,892	3,712,860
Hersha Hospitality Trust	38,541	873,724
Independence Realty Trust	88,056	927,230
Industrial Logistics Properties Trust	22,000	506,220
†InfraREIT	44,600	943,290
Innovative Industrial Properties	7,100	342,504
Investors Real Estate Trust	120,462	720,363
iStar	66,970	748,055
Jernigan Capital	13,500	260,415
Kite Realty Group Trust	83,554	1,391,174
LaSalle Hotel Properties	112,911	3,905,591
Lexington Realty Trust	225,986	1,875,684
LTC Properties	41,373	1,824,963
Mack-Cali Realty	91,300	1,941,038
MedEquities Realty Trust	30,400	295,488
Monmouth Real Estate Investment	80,889	1,352,464
National Health Investors	41,834	3,162,232
National Storage Affiliates Trust	50,300	1,279,632
New Senior Investment Group	81,700	482,030
Nexpoint Residential Trust	17,800	590,960
NorthStar Realty Europe	45,100	638,616
One Liberty Properties	15,145	420,728
Pebblebrook Hotel Trust	69,210	2,517,168
Pennsylvania Real Estate Investment Trust	68,099	644,217
Physicians Realty Trust	185,200	3,122,472
Piedmont Office Realty Trust Class A	130,000	2,460,900
PotlatchDeltic	62,391	2,554,911
Preferred Apartment Communities Class A	39,100	687,378
PS Business Parks	20,762	2,638,643
QTS Realty Trust Class A Class A	51,800	2,210,306
Ramco-Gershenson Properties Trust	80,605	1,096,228
Retail Opportunity Investments	112,967	2,109,094
Rexford Industrial Realty	91,700	2,930,732
RLJ Lodging Trust	177,955	3,920,349
Ryman Hospitality Properties	45,803	3,946,845
Sabra Health Care REIT	182,077	4,209,620
Safety Income & Growth	11,400	213,522
Saul Centers	11,266	630,896
Select Income REIT	67,281	1,476,145
Seritage Growth Properties Class A	33,000	1,567,170
Spirit MTA REIT	45,500	524,160

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
STAG Industrial	99,234	$2,728,935
Summit Hotel Properties	105,173	1,422,991
Sunstone Hotel Investors	230,192	3,765,941
Tanger Factory Outlet Centers	93,400	2,136,992
Terreno Realty	55,514	2,092,878
TIER REIT	48,800	1,176,080
UMH Properties	32,167	503,092
Universal Health Realty Income Trust	12,573	935,557
Urban Edge Properties	111,000	2,450,880
Urstadt Biddle Properties Class A	29,017	617,772
Washington Prime Group	188,700	1,377,510
Washington Real Estate Investment Trust	82,175	2,518,664
Whitestone REIT	38,571	535,365
Xenia Hotels & Resorts	109,100	2,585,670

		145,726,324

Food & Staples Retailing–0.62%
Andersons	27,863	1,049,042
†BJ’s Wholesale Club Holdings	44,000	1,178,320
†Chefs’ Warehouse	22,495	817,693
Ingles Markets Class A	14,231	487,412
†Natural Grocers by Vitamin Cottage	7,253	122,503
†Performance Food Group	103,900	3,459,870
PriceSmart	22,832	1,848,250
†Rite Aid	1,070,200	1,369,856
†Smart & Final Stores	23,000	131,100
SpartanNash	36,458	731,347
†SUPERVALU	38,321	1,234,703
†United Natural Foods	51,799	1,551,380
Village Super Market Class A	7,013	190,754
Weis Markets	9,800	425,320

		14,597,550

Food Products–0.97%
Alico	2,463	83,249
B&G Foods Class A	66,914	1,836,789
Calavo Growers	16,154	1,560,476
Cal-Maine Foods	31,830	1,537,389
†Darling Ingredients	165,559	3,198,600
Dean Foods	89,900	638,290
†Farmer Brothers	10,801	285,146
Fresh Del Monte Produce	31,656	1,072,822
†Freshpet	26,700	979,890
†Hostess Brands	100,900	1,116,963
J&J Snack Foods	15,287	2,306,655
John B Sanfilippo & Son	8,802	628,287
Lancaster Colony	19,054	2,843,047
†Landec	29,706	427,766
Limoneira	12,345	322,328
Sanderson Farms	20,790	2,149,062
†Seneca Foods Class A	6,481	218,410

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Simply Good Foods	62,300	$1,211,735
Tootsie Roll Industries	17,439	510,091

		22,926,995

Gas Utilities–0.96%
Chesapeake Utilities	16,765	1,406,583
New Jersey Resources	89,282	4,115,900
Northwest Natural Gas	29,219	1,954,751
ONE Gas	53,200	4,377,296
RGC Resources	6,700	178,957
South Jersey Industries	87,004	3,068,631
Southwest Gas Holdings	49,795	3,935,299
Spire	50,767	3,733,913

		22,771,330

Health Care Equipment & Supplies–3.72%
†Accuray	82,118	369,531
†AngioDynamics	36,392	791,162
†Anika Therapeutics	14,195	598,745
†Antares Pharma	146,400	491,904
†AtriCure	33,803	1,184,119
Atrion	1,467	1,019,272
†Avanos Medical	47,500	3,253,750
†AxoGen	34,000	1,252,900
†Cardiovascular Systems	33,082	1,294,829
†Cerus	130,683	942,224
CONMED	25,522	2,021,853
†CryoLife	36,510	1,285,152
†CryoPort	26,700	342,027
†Cutera	13,100	426,405
†CytoSorbents	30,500	393,450
†Endologix	84,932	162,220
†FONAR	5,400	134,460
†GenMark Diagnostics	53,000	389,550
†Glaukos	33,700	2,187,130
†Globus Medical Class A	73,374	4,164,708
†Haemonetics	52,534	6,019,346
†Helius Medical Technologies	18,100	177,199
†Heska	6,600	747,846
†Inogen	17,900	4,369,748
†Integer Holdings	31,825	2,639,884
†IntriCon	6,700	376,540
Invacare	33,339	485,082
†iRadimed	4,700	174,605
†iRhythm Technologies	24,200	2,290,772
†K2M Group Holdings	40,800	1,116,696
†Lantheus Holdings	38,800	580,060
LeMaitre Vascular	15,000	581,100
†LivaNova	49,800	6,173,706
Meridian Bioscience	41,475	617,978
†Merit Medical Systems	53,874	3,310,557
†Natus Medical	33,063	1,178,696

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Neogen	51,416	$3,677,786
†Nevro	29,500	1,681,500
†Novocure	72,900	3,819,960
†NuVasive	52,137	3,700,684
†Nuvectra	15,000	329,700
†NxStage Medical	66,954	1,867,347
†OraSure Technologies	61,806	954,903
†Orthofix Medical	17,503	1,011,848
†OrthoPediatrics	7,105	260,327
†Oxford Immunotec Global	26,000	421,980
†Pulse Biosciences	10,700	151,833
†Quidel	33,325	2,171,790
†Rockwell Medical Technologies	55,635	234,780
†RTI Surgical	51,400	231,300
†SeaSpine Holdings	13,400	208,504
†Senseonics Holdings	71,900	342,963
†Sientra	24,500	585,060
†Staar Surgical	42,499	2,039,952
†Surmodics	13,165	982,767
†Tactile Systems Technology	17,800	1,264,690
†Tandem Diabetes Care	51,500	2,206,260
†TransEnterix	162,500	942,500
Utah Medical Products	3,615	340,533
†Varex Imaging	39,500	1,132,070
†Viewray	52,800	494,208
†Wright Medical Group	127,139	3,689,574

		88,290,025

Health Care Providers & Services–1.86%
†AAC Holdings	13,400	102,242
†Addus HomeCare	7,800	547,170
†Amedisys	27,016	3,375,919
†American Renal Associates Holdings	14,500	313,925
†AMN Healthcare Services	47,974	2,624,178
†Apollo Medical Holdings Class H	3,400	75,038
†BioScrip	119,631	370,856
†BioTelemetry	33,100	2,133,295
†Brookdale Senior Living	190,400	1,871,632
†Capital Senior Living	24,410	230,430
†Civitas Solutions	17,200	253,700
†Community Health Systems	104,000	359,840
†CorVel	9,612	579,123
†Cross Country Healthcare	36,717	320,539
†Diplomat Pharmacy	57,900	1,123,839
Ensign Group	49,390	1,872,869
†Genesis Healthcare	53,778	72,600
†HealthEquity	55,400	5,230,314
†LHC Group	29,804	3,069,514
†LifePoint Health	36,200	2,331,280
†Magellan Health	24,995	1,800,890
National HealthCare	12,475	940,241
National Research Class A	10,937	422,168

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Owens & Minor	62,554	$1,033,392
Patterson	83,500	2,041,575
†PetIQ	11,200	440,272
†Providence Service	11,433	769,212
†Quorum Health	33,200	194,552
†R1 RCM	105,264	1,069,482
†RadNet	38,200	574,910
†Select Medical Holdings	110,267	2,028,913
†Surgery Partners	19,400	320,100
†Tenet Healthcare	84,800	2,413,408
†Tivity Health	40,836	1,312,877
†Triple-S Management Class B	22,838	431,410
U.S. Physical Therapy	12,949	1,535,751

		44,187,456

Health Care Technology–1.12%
†Allscripts Healthcare Solutions	180,600	2,573,550
†Castlight Health Class B	83,200	224,640
Computer Programs & Systems	11,849	318,146
†Evolent Health Class A	68,800	1,953,920
HealthStream	25,645	795,251
†HMS Holdings	84,220	2,763,258
†Inovalon Holdings Class A	70,100	704,505
†Inspire Medical Systems	8,500	357,680
†Medidata Solutions	58,934	4,320,452
†NantHealth	13,700	21,509
†NextGen Healthcare	52,628	1,056,770
†Omnicell	39,025	2,805,898
Simulations Plus	11,900	240,380
†Tabula Rasa HealthCare	17,800	1,445,182
†Teladoc Health	68,200	5,889,070
†Vocera Communications	29,140	1,065,941

		26,536,152

Hotels, Restaurants & Leisure–2.94%
BBX Capital	68,500	508,270
†Belmond Class A	89,508	1,633,521
†Biglari Holdings Class A	88	81,136
†Biglari Holdings Class B	885	160,495
BJ’s Restaurants	20,559	1,484,360
Bloomin’ Brands	84,652	1,675,263
Bluegreen Vacations	8,200	146,698
†Bojangles’	18,800	295,160
Boyd Gaming	83,759	2,835,242
Brinker International	45,400	2,121,542
†Carrols Restaurant Group	34,965	510,489
†Century Casinos	27,600	205,896
Cheesecake Factory	43,386	2,322,886
Churchill Downs	11,926	3,311,850
†Chuy’s Holdings	16,732	439,215
Cracker Barrel Old Country Store	19,594	2,882,865
Dave & Buster’s Entertainment	40,500	2,681,910

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Del Frisco’s Restaurant Group	22,587	$187,472
†Del Taco Restaurants	33,400	394,454
†Denny’s	62,956	926,712
Dine Brands Global	16,932	1,376,741
†Drive Shack	64,700	385,612
†El Pollo Loco Holdings	22,000	276,100
†Eldorado Resorts	66,700	3,241,620
†Empire Resorts	1,339	12,453
†Fiesta Restaurant Group	25,957	694,350
†Golden Entertainment	18,200	436,982
†Habit Restaurants Class A	22,300	355,685
International Speedway Class A	24,618	1,078,268
†J Alexander’s Holdings	11,071	131,745
Jack in the Box	27,515	2,306,582
†Lindblad Expeditions Holdings	21,600	321,192
Marriott Vacations Worldwide	39,515	4,415,801
†Monarch Casino & Resort	10,884	494,678
Nathan’s Famous	2,600	214,240
†Noodles & Co.	12,800	154,880
Papa John’s International	22,422	1,149,800
†Penn National Gaming	86,700	2,854,164
†Pinnacle Entertainment	52,985	1,785,065
†Planet Fitness Class A	90,400	4,884,312
†PlayAGS	17,000	500,990
†Potbelly	24,300	298,890
RCI Hospitality Holdings	9,600	284,256
†Red Lion Hotels	20,100	251,250
†Red Robin Gourmet Burgers	12,722	510,788
Red Rock Resorts Class A	70,600	1,881,490
Ruth’s Hospitality Group	29,308	924,667
†Scientific Games Class A	55,652	1,413,561
†SeaWorld Entertainment	56,300	1,769,509
†Shake Shack Class A	25,100	1,581,551
Sonic	34,975	1,515,817
Speedway Motorsports	9,461	168,879
Texas Roadhouse	69,240	4,797,640
†Town Sports International Holdings	16,600	143,590
Wingstop	29,500	2,013,965
†Zoe’s Kitchen	21,200	269,664

		69,702,213

Household Durables–1.49%
†AV Homes	13,380	267,600
Bassett Furniture Industries	10,800	229,500
†Beazer Homes USA	32,366	339,843
†Cavco Industries	8,826	2,232,978
†Century Communities	26,538	696,623
Ethan Allen Interiors	24,832	515,264
Flexsteel Industries	6,932	206,158
†GoPro Class A	115,600	832,320
†Green Brick Partners	27,182	274,538

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Hamilton Beach Brands Holding Class A	7,284	$159,811
†Helen of Troy	27,047	3,540,452
Hooker Furniture	11,900	402,220
†Hovnanian Enterprises Class A	101,192	161,907
†Installed Building Products	22,818	889,902
†iRobot	27,532	3,026,317
KB Home	87,236	2,085,813
La-Z-Boy	47,233	1,492,563
†LGI Homes	19,000	901,360
Lifetime Brands	8,078	88,050
†M/I Homes	28,174	674,204
MDC Holdings	45,790	1,354,468
†Meritage Homes	39,484	1,575,412
†New Home	10,900	87,854
†Roku	44,100	3,220,623
Skyline Champion	19,000	542,830
†Taylor Morrison Home Class A	113,900	2,054,756
†TopBuild	36,000	2,045,520
†TRI Pointe Group	153,552	1,904,045
Tupperware Brands	52,100	1,742,745
†Turtle Beach	8,900	177,466
†Universal Electronics	14,011	551,333
†Vuzix	26,900	176,195
†William Lyon Homes Class A	32,100	510,069
†ZAGG	27,709	408,708

		35,369,447

Household Products–0.17%
†Central Garden & Pet	11,000	396,440
†Central Garden & Pet Class A	36,922	1,223,595
Oil-Dri Corp. of America	4,054	156,322
WD-40	13,739	2,364,482

		4,140,839

Independent Power & Renewable Electricity Producers–0.29%
†Atlantic Power	123,333	271,333
Clearway Energy Class A	38,400	731,136
Clearway Energy Class C	66,900	1,287,825
Ormat Technologies	40,156	2,172,841
Pattern Energy Group Class A	82,500	1,639,275
TerraForm Power Class A	75,464	871,609

		6,974,019

Industrial Conglomerates–0.07%
Raven Industries	36,351	1,663,058

		1,663,058

Insurance–2.59%
†Ambac Financial Group	45,200	922,984
American Equity Investment Life Holding	90,655	3,205,561
AMERISAFE	19,099	1,183,183

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
AmTrust Financial Services	112,800	$1,637,856
Argo Group International Holdings	33,567	2,116,399
†Citizens	48,263	405,409
CNO Financial Group	166,112	3,524,897
Crawford & Co. Class B	10,379	95,591
Donegal Group Class A	6,646	94,440
†eHealth	19,819	560,085
EMC Insurance Group	9,983	246,780
Employers Holdings	34,127	1,545,953
†Enstar Group	12,511	2,608,544
FBL Financial Group Class A	10,074	758,069
FedNat Holding	12,700	323,596
†Genworth Financial Class A	511,900	2,134,623
Global Indemnity	8,737	329,385
†Goosehead Insurance Class A	10,700	362,409
†Greenlight Capital Re Class A	30,357	376,427
†Hallmark Financial Services	14,658	161,238
HCI Group	8,307	363,431
†Health Insurance Innovations Class A	12,100	745,965
Heritage Insurance Holdings	22,000	326,040
Horace Mann Educators	41,831	1,878,212
Independence Holding	6,117	219,600
Investors Title	1,253	210,379
James River Holdings L	26,400	1,125,168
Kemper	53,835	4,331,026
Kingstone	8,420	159,980
Kinsale Capital Group	20,000	1,277,200
Maiden Holdings	70,795	201,766
†MBIA	88,100	941,789
National General Holdings	62,800	1,685,552
National Western Life Group Class A	2,216	707,347
Navigators Group	21,032	1,453,311
†NI Holdings	7,600	128,212
Primerica	43,610	5,257,186
ProAssurance	54,000	2,535,300
Protective Insurance Class B	8,128	186,538
RLI	39,734	3,122,298
Safety Insurance Group	15,599	1,397,670
Selective Insurance Group	59,807	3,797,745
State Auto Financial	15,795	482,379
Stewart Information Services	24,039	1,081,995
†Third Point Reinsurance	79,400	1,032,200
Tiptree Financial Class A	23,446	153,571
†Trupanion	24,682	881,888
United Fire Group	21,121	1,072,313
United Insurance Holdings	21,400	478,932
Universal Insurance Holdings	31,903	1,548,891

		61,377,313

Internet & Direct Marketing Retail–0.46%
†1-800-Flowers.com Class A	27,282	321,928
†Duluth Holdings Class B	8,300	261,118

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Gaia	9,750	$150,150
†Groupon	448,200	1,689,714
†Lands End	14,100	247,455
†Liberty Expedia Holdings Class A	55,300	2,601,312
†Liberty TripAdvisor Holdings Class A	71,800	1,066,230
Nutrisystem	29,326	1,086,528
†Overstock.com	21,397	592,697
PetMed Express	19,472	642,771
†Shutterfly	33,472	2,205,470

		10,865,373

Internet Software & Services–3.70%
†Alarm.com Holdings	31,500	1,808,100
†Alteryx Class A	28,700	1,641,927
†Amber Road	19,400	186,628
†Appfolio Class A	15,200	1,191,680
†Apptio Class A	34,500	1,275,120
†Benefitfocus	20,600	833,270
†Box Class A	124,700	2,981,577
†Brightcove	36,186	303,962
†Carbonite	27,370	975,741
†Cardlytics	6,900	172,776
†Care.com	20,600	455,466
†Cargurus.	50,100	2,790,069
†Cars.com	73,700	2,034,857
†ChannelAdvisor	26,700	332,415
†Cision	40,900	687,120
†Cloudera.	105,400	1,860,310
†Cornerstone OnDemand	54,110	3,070,743
†Coupa Software	54,400	4,303,040
†eGain.	19,600	158,760
†Endurance International Group Holdings	72,800	640,640
†Envestnet	44,863	2,734,400
†Etsy	121,500	6,242,670
†Five9	57,600	2,516,544
†Fusion Connect	26,800	68,876
†Gogo	57,100	296,349
†GTT Communications	42,900	1,861,860
†Hortonworks	70,100	1,598,981
†Instructure	32,000	1,132,800
†Internap	21,925	276,913
j2 Global	47,987	3,975,723
†Leaf Group	15,260	152,600
†Limelight Networks	112,349	563,992
†Liquidity Services	21,339	135,503
†LivePerson	56,918	1,477,022
†Meet Group	76,300	377,685
†MINDBODY Class A	44,200	1,796,730
†New Relic	45,400	4,278,042
†Pandora Media	260,300	2,475,453
†Q2 Holdings	37,200	2,252,460

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†QuinStreet	38,311	$519,880
†Quotient Technology	81,900	1,269,450
†Remark Holdings	31,800	101,442
†SendGrid	29,200	1,074,268
†ShotSpotter	7,800	478,062
Shutterstock	19,152	1,045,316
†SPS Commerce	17,201	1,707,027
†Stamps.com	17,738	4,012,336
†TechTarget	20,098	390,303
†Telaria	49,300	186,847
†Trade Desk Class A	32,300	4,874,393
†Travelzoo	6,200	73,470
†TrueCar	94,100	1,326,810
†Tucows Class A	10,400	579,800
†Veritone	8,200	85,526
†Web.com Group	41,551	1,159,273
†XO Group	24,601	848,242
†Yelp	83,000	4,083,600
†Yext	82,800	1,962,360

		87,697,209

IT Services–1.86%
†Acxiom	77,672	3,837,774
†CACI International Class A	25,061	4,614,983
†Cardtronics Class A	40,140	1,270,030
Cass Information Systems	11,863	772,519
ConvergeOne Holdings	27,400	255,094
Convergys	91,922	2,182,228
CSG Systems International	33,788	1,356,250
†Everi Holdings	65,300	598,801
EVERTEC	61,500	1,482,150
†Evo Payments Class A	16,400	391,960
†Exela Technologies	52,100	371,473
†ExlService Holdings	33,948	2,247,358
Hackett Group	23,791	479,389
†Information Services Group	27,000	129,060
ManTech International Class A	27,017	1,710,176
MAXIMUS	64,564	4,200,534
†MoneyGram International	26,687	142,775
NIC	67,347	996,736
†Perficient	36,425	970,726
Perspecta	145,500	3,742,260
†PFSweb	17,400	128,760
Presidio	32,700	498,675
†PRGX Global	23,300	202,710
Science Applications International	43,067	3,471,200
†ServiceSource International	81,160	231,306
†Sykes Enterprises	40,177	1,224,997
†Syntel	36,428	1,492,819
Travelport Worldwide	127,400	2,149,238
TTEC Holdings	14,260	369,334
†Unisys	50,354	1,027,222

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Virtusa	28,736	$1,543,411

		44,091,948

Leisure Products–0.40%
Acushnet Holdings	35,700	979,251
†American Outdoor Brands	53,732	834,458
Callaway Golf	96,827	2,351,928
Clarus	21,400	236,470
Escalade	8,144	104,650
Johnson Outdoors Class A	5,086	472,947
†Malibu Boats Class A	20,200	1,105,344
Marine Products	5,936	135,875
†MCBC Holdings	18,500	663,780
†Nautilus	30,700	428,265
Sturm Ruger & Co.	16,714	1,154,102
†Vista Outdoor	56,400	1,008,996

		9,476,066

Life Sciences Tools & Services–0.53%
†Accelerate Diagnostics	25,921	594,887
†Cambrex	33,546	2,294,546
†ChromaDex	44,900	192,621
†Codexis	52,700	903,805
†Enzo Biochem	41,515	171,042
†Fluidigm	34,966	261,895
†Harvard Bioscience	39,800	208,950
Luminex	41,807	1,267,170
†Medpace Holdings	22,000	1,318,020
†NanoString Technologies	23,600	420,788
†NeoGenomics	57,000	874,950
†Pacific Biosciences of California	122,098	660,550
†Quanterix	6,200	132,804
†Syneos Health	63,299	3,263,063

		12,565,091

Machinery–3.79%
Actuant Class A	62,214	1,735,771
Alamo Group	9,835	900,984
Albany International Class A	29,583	2,351,849
Altra Industrial Motion	30,878	1,275,261
American Railcar Industries	7,746	357,091
Astec Industries	23,447	1,181,963
Barnes Group	48,339	3,433,519
†Blue Bird	13,400	328,300
Briggs & Stratton	41,114	790,622
†Chart Industries	31,274	2,449,692
CIRCOR International	16,427	780,283
Columbus McKinnon	21,808	862,288
†Commercial Vehicle Group	27,600	252,816
DMC Global	14,400	587,520
Douglas Dynamics	23,649	1,038,191
Eastern	4,100	116,440
†Energy Recovery	37,400	334,730

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
EnPro Industries	21,909	$1,597,823
ESCO Technologies	25,838	1,758,276
†Evoqua Water Technologies	77,200	1,372,616
Federal Signal	60,007	1,606,987
Franklin Electric	47,140	2,227,365
†FreightCar America	10,041	161,359
†Gencor Industries	6,410	77,241
Global Brass & Copper Holdings	23,400	863,460
Gorman-Rupp	18,082	659,993
Graham	10,262	289,081
Greenbrier	32,247	1,938,045
†Harsco	82,800	2,363,940
Hillenbrand	63,836	3,338,623
Hurco	5,769	260,182
Hyster-Yale Materials Handling	10,266	631,667
John Bean Technologies	31,792	3,792,786
Kadant	11,699	1,261,737
Kennametal	83,200	3,624,192
†LB Foster Class A	9,908	203,609
Lindsay	10,807	1,083,294
†Lydall	18,102	780,196
†Manitex International	16,500	173,745
†Manitowoc	36,375	872,636
†Meritor	85,712	1,659,384
†Milacron Holdings	70,500	1,427,625
Miller Industries	10,046	270,237
Mueller Industries	59,340	1,719,673
Mueller Water Products Class A	157,727	1,815,438
†Navistar International	49,700	1,913,450
NN	26,956	420,514
Omega Flex	3,189	226,929
Park-Ohio Holdings	9,216	353,434
†Proto Labs	27,743	4,487,430
†RBC Bearings	24,318	3,656,454
REV Group	30,500	478,850
†Rexnord	106,864	3,291,411
Spartan Motors	34,116	503,211
†SPX	44,500	1,482,295
†SPX FLOW	42,900	2,230,800
Standex International	13,454	1,402,580
Sun Hydraulics	29,228	1,601,110
Tennant	17,981	1,365,657
Titan International	49,510	367,364
†TriMas	48,525	1,475,160
†Twin Disc	9,200	211,968
Wabash National	57,240	1,043,485
Watts Water Technologies Class A	28,228	2,342,924
Woodward	55,058	4,451,990

		89,915,546

Marine–0.12%
Costamare	53,000	343,970

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Marine (continued)
†Eagle Bulk Shipping	41,700	$234,354
†Genco Shipping & Trading	5,800	81,200
Matson	42,800	1,696,592
†Safe Bulkers	54,300	156,384
Scorpio Bulkers	62,391	452,335

		2,964,835

Media–1.64%
AMC Entertainment Holdings Class A	52,690	1,080,145
Beasley Broadcast Group Class A	6,200	42,780
†Boston Omaha Class A	6,100	182,390
†Central European Media Enterprises Class A	78,271	293,516
Clear Channel Outdoor Holdings Class A	46,000	273,700
†Daily Journal	950	228,950
Emerald Expositions Events	26,000	428,480
Entercom Communications Class A	126,666	1,000,661
Entravision Communications Class A	67,130	328,937
†Eros International	31,900	384,395
EW Scripps Class A	46,066	760,089
†Fluent	32,900	70,735
Gannett	114,900	1,150,149
†Gray Television	80,318	1,405,565
†Hemisphere Media Group	17,000	237,150
†IMAX	55,000	1,419,000
†Liberty Latin America Class A	44,800	933,632
†Liberty Latin America Class C	115,400	2,380,702
†Liberty Media-Liberty Braves Class A	9,200	250,976
†Liberty Media-Liberty Braves Class C	36,000	981,000
†LiveXLive Media	6,000	23,520
†Loral Space & Communications	13,261	602,049
Marcus	18,734	787,765
†MDC Partners Class A	57,535	238,770
Meredith	40,134	2,048,841
†MSG Networks Class A	60,900	1,571,220
National CineMedia	80,529	852,802
New Media Investment Group	61,200	960,228
New York Times Class A	133,011	3,079,205
Nexstar Media Group Class A	45,797	3,727,876
†Reading International Class A	14,040	221,832
Saga Communications Class A	2,612	94,424
Scholastic	30,091	1,404,949
Sinclair Broadcast Group Class A	73,232	2,076,127
TEGNA	220,000	2,631,200
†tronc	22,200	362,526
†WideOpenWest	29,400	329,574
World Wrestling Entertainment Class A	42,807	4,140,721

		38,986,581

Metals & Mining–1.27%
†AK Steel Holding	322,419	1,579,853

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Allegheny Technologies	128,500	$3,797,175
Carpenter Technology	47,300	2,788,335
†Century Aluminum	49,087	587,571
†Cleveland-Cliffs Class CLIFFS	302,000	3,823,320
†Coeur Mining	188,686	1,005,696
Commercial Metals	118,000	2,421,360
Compass Minerals International	34,600	2,325,120
Gold Resource	55,400	284,756
Haynes International	12,381	439,526
Hecla Mining	457,976	1,277,753
Kaiser Aluminum	16,622	1,812,795
Materion.	20,484	1,239,282
Olympic Steel	10,006	208,825
†Ramaco Resources	4,941	36,860
†Ryerson Holding	14,325	161,873
Schnitzer Steel Industries Class A	26,101	706,032
†SunCoke Energy	63,847	741,902
Synalloy	9,400	214,790
†Tahoe Resources (New York Shares)	316,800	883,872
†TimkenSteel	40,300	599,261
†Universal Stainless & Alloy Products	8,000	204,080
Warrior Met Coal	37,000	1,000,480
Worthington Industries	43,408	1,882,171

		30,022,688

Mortgage Real Estate Investment Trusts–0.54%
AG Mortgage Investment Trust	28,184	512,385
Anworth Mortgage Asset	97,931	453,421
Apollo Commercial Real Estate Finance	125,181	2,362,165
Ares Commercial Real Estate	27,489	384,021
ARMOUR Residential REIT	41,053	921,640
Capstead Mortgage	94,308	745,976
Cherry Hill Mortgage Investment	12,800	231,680
Dynex Capital	58,130	370,869
Exantas Capital	31,982	351,162
Great Ajax	13,879	188,893
Invesco Mortgage Capital	115,761	1,831,339
New York Mortgage Trust	110,832	673,859
PennyMac Mortgage Investment Trust	61,021	1,235,065
Redwood Trust	75,146	1,220,371
†Sutherland Asset Management	17,806	296,470
TPG RE Finance Trust	32,700	654,654
Western Asset Mortgage Capital	41,484	415,670

		12,849,640

Multiline Retail–0.34%
Big Lots	40,600	1,696,674
Dillard’s Class A	11,800	900,812
†JC Penney	305,800	507,628
†Ollie’s Bargain Outlet Holdings	50,800	4,881,880

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
†Sears Holdings	49,700	$48,100

		8,035,094

Multi-Utilities–0.44%
Avista.	67,726	3,424,227
Black Hills	54,743	3,180,021
NorthWestern	50,506	2,962,682
Unitil	14,841	755,407

		10,322,337

Oil, Gas & Consumable Fuels–2.83%
†Abraxas Petroleum	157,712	367,469
Adams Resources & Energy	1,206	51,207
†Alta Mesa Resources	99,600	416,328
†Amyris	28,600	227,084
†Approach Resources	29,500	65,785
Arch Coal Class A	18,400	1,644,960
†Ardmore Shipping	32,900	213,850
†Bonanza Creek Energy	20,400	607,512
†California Resources	46,100	2,237,233
†Callon Petroleum	228,516	2,739,907
†Carrizo Oil & Gas	79,589	2,005,643
†Clean Energy Fuels	142,195	369,707
†Cloud Peak Energy	79,300	182,390
†=Cobalt International Energy	1	0
†CONSOL Energy	28,800	1,175,328
CVR Energy	15,900	639,498
Delek U.S. Holdings	85,379	3,622,631
†Denbury Resources	447,800	2,776,360
DHT Holdings	88,000	413,600
†Dorian LPG	24,036	191,567
†Earthstone Energy Class A	17,200	161,336
†Eclipse Resources	100,600	119,714
†Energy Fuels	84,400	276,832
†Energy XXI Gulf Coast	32,200	269,192
†EP Energy Class A	33,600	78,624
Evolution Petroleum	25,347	280,084
†Frontline	78,836	458,037
GasLog	40,507	800,013
Golar LNG	96,900	2,693,820
†Goodrich Petroleum	10,500	147,420
Green Plains	39,043	671,540
†Gulfport Energy	177,800	1,850,898
†Halcon Resources	128,500	574,395
Hallador Energy	11,900	74,018
†HighPoint Resources	115,190	562,127
†International Seaways	21,965	439,739
†Isramco	751	91,660
†Jagged Peak Energy	66,500	919,695
†Laredo Petroleum	159,000	1,299,030
†Lilis Energy	46,600	228,340
†Matador Resources	100,395	3,318,055

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Midstates Petroleum	17,000	$151,470
NACCO Industries Class A	3,538	115,870
†NextDecade	800	4,520
Nordic American Tankers	157,898	330,007
†Northern Oil and Gas	196,500	786,000
†Oasis Petroleum	272,800	3,868,304
†Overseas Shipholding Group Class A	50,500	159,075
Panhandle Oil & Gas Class A	13,933	257,064
†Par Pacific Holdings	31,735	647,394
†PDC Energy	67,150	3,287,664
Peabody Energy	79,200	2,822,688
†Penn Virginia	12,500	1,006,750
†Renewable Energy Group	38,864	1,119,283
†Resolute Energy	21,500	812,915
†REX American Resources	6,050	457,078
†Ring Energy	59,287	587,534
†Sanchez Energy	77,338	177,877
†SandRidge Energy	35,100	381,537
Scorpio Tankers	282,509	567,843
SemGroup Class A	80,505	1,775,135
Ship Finance International	85,342	1,186,254
†SilverBow Resources	7,700	205,359
†Southwestern Energy	597,200	3,051,692
†SRC Energy	244,213	2,171,054
†Talos Energy	19,400	636,708
Teekay	64,700	436,078
Teekay Tankers Class A	175,141	173,004
†Tellurian.	83,400	748,098
†Ultra Petroleum	192,700	215,824
†Uranium Energy	147,100	253,012
†W&T Offshore	95,436	920,003
†WildHorse Resource Development	28,400	671,376
World Fuel Services	68,400	1,893,312
†Zion Oil & Gas	47,900	61,312

		67,201,722

Paper & Forest Products–0.57%
Boise Cascade	39,646	1,458,973
†Clearwater Paper	16,151	479,685
KapStone Paper & Packaging	91,064	3,087,980
Louisiana-Pacific	145,078	3,843,116
Neenah	16,995	1,466,669
PH Glatfelter	46,617	890,851
Schweitzer-Mauduit International	31,267	1,197,839
†Verso Class A	34,300	1,154,881

		13,579,994

Personal Products–0.36%
†Edgewell Personal Care	54,700	2,528,781
†elf Beauty	21,000	267,330
Inter Parfums	17,693	1,140,314
Medifast	11,887	2,633,565

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
Natural Health Trends	6,900	$160,632
†Nature’s Sunshine Products	8,440	73,850
†Revlon Class A	12,354	275,494
†USANA Health Sciences	12,878	1,552,443

		8,632,409

Pharmaceuticals–2.12%
†Aclaris Therapeutics	28,000	406,560
†Aerie Pharmaceuticals	36,100	2,221,955
†Akcea Therapeutics	15,800	553,316
†Akorn	95,400	1,238,292
†Amneal Pharmaceuticals Class A	88,502	1,963,859
†Amphastar Pharmaceuticals	36,000	692,640
†Ampio Pharmaceuticals	79,600	40,437
†ANI Pharmaceuticals	8,300	469,282
†Aratana Therapeutics	41,599	242,938
†Assembly Biosciences	17,100	635,094
†Clearside BioMedical	30,300	186,345
†Collegium Pharmaceutical	30,400	448,096
†Corcept Therapeutics	99,511	1,395,144
†Corium International	27,200	258,672
†Cymabay Therapeutics	60,900	674,772
†Dermira	40,100	437,090
†Dova Pharmaceuticals	12,600	264,222
†Durect	152,200	167,420
†Eloxx Pharmaceuticals	22,700	386,808
†Endo International	227,700	3,832,191
†Endocyte	66,900	1,188,144
†Evolus	3,700	68,894
†Horizon Pharma	167,500	3,279,650
†Innovate Biopharmaceuticals	19,600	133,868
†Innoviva	73,600	1,121,664
†Intersect ENT	30,400	874,000
†Intra-Cellular Therapies	46,100	1,000,370
†Kala Pharmaceuticals	17,100	168,777
†Lannett	29,380	139,555
†Mallinckrodt	83,900	2,459,109
†Marinus Pharmaceuticals	39,800	398,000
†Medicines	69,333	2,073,750
†Melinta Therapeutics	18,059	71,333
†Menlo Therapeutics	6,800	66,980
†Myokardia	31,100	2,027,720
†Neos Therapeutics	22,000	106,700
†Ocular Therapeutix	32,300	222,224
†Odonate Therapeutics	7,300	141,693
†Omeros	45,666	1,114,707
†Optinose	17,100	212,553
†Pacira Pharmaceuticals	41,275	2,028,666
†Paratek Pharmaceuticals	33,800	327,860
Phibro Animal Health Class A	19,600	840,840
†Prestige Consumer Healthcare	54,355	2,059,511
†Reata Pharmaceuticals Class A	16,600	1,357,216

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†resTORbio	8,700	$131,718
†Revance Therapeutics	33,700	837,445
†scPharmaceuticals	2,662	15,626
†Sienna Biopharmaceuticals	13,500	200,070
†SIGA Technologies	55,400	381,706
†Supernus Pharmaceuticals	49,685	2,501,640
†Teligent	35,100	138,645
†Tetraphase Pharmaceuticals	56,700	156,492
†TherapeuticsMD	170,827	1,120,625
†Theravance Biopharma	43,200	1,411,344
†Tricida	11,800	360,490
†WAVE Life Sciences	18,200	910,000
†Zogenix	41,946	2,080,522
†Zomedica Pharmaceuticals	51,300	95,931

		50,341,171

Professional Services–1.41%
†Acacia Research	54,476	174,323
†ASGN	51,882	4,095,046
Barrett Business Services	7,032	469,597
BG Staffing	7,000	190,400
†CBIZ	52,446	1,242,970
CRA International	8,151	409,343
Exponent	52,360	2,806,496
Forrester Research	10,333	474,285
†Franklin Covey	9,480	224,202
†FTI Consulting	38,506	2,818,254
†GP Strategies	10,500	176,925
Heidrick & Struggles International	18,364	621,621
†Huron Consulting Group	22,378	1,105,473
ICF International	18,251	1,377,038
†InnerWorkings	47,957	379,819
Insperity	38,802	4,576,696
Kelly Services Class A	31,777	763,601
Kforce	23,338	877,509
Korn/Ferry International	57,145	2,813,820
†Mistras Group	18,147	393,245
Navigant Consulting	45,136	1,040,836
Reis	8,300	190,900
Resources Connection	31,109	516,409
†TriNet Group	44,300	2,494,976
†TrueBlue.	43,587	1,135,441
†WageWorks	40,430	1,728,383
†Willdan Group	8,300	281,868

		33,379,476

Real Estate Management & Development–0.96%
†Altisource Portfolio Solutions	11,500	370,645
Arbor Realty Trust	56,900	653,212
Blackstone Mortgage Trust Class A	113,000	3,786,630
Colony Credit Real Estate	85,600	1,882,344
Consolidated-Tomoka Land	3,399	211,690

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Cushman & Wakefield	45,900	$779,841
Essential Properties Realty Trust	36,000	510,840
†Forestar Group	9,705	205,746
†FRP Holdings	6,872	426,751
Granite Point Mortgage Trust	42,800	825,184
Hannon Armstrong Sustainable Infrastructure Capital	52,000	1,116,440
HFF Class A	38,481	1,634,673
Kennedy-Wilson Holdings	127,053	2,731,640
KKR Real Estate Finance Trust	16,400	330,788
Ladder Capital Class A	88,905	1,506,051
†Marcus & Millichap	20,100	697,671
†Maui Land & Pineapple	5,000	64,000
Newmark Group Class A	23,600	264,084
Orchid Island Capital	53,200	385,700
RE/MAX Holdings Class A	18,900	838,215
†Redfin	75,500	1,411,850
RMR Group Class A	7,095	658,416
†St. Joe	35,568	597,542
†Stratus Properties	5,400	165,240
†Tejon Ranch	22,018	478,011
†Transcontinental Realty Investors	815	25,990
†Trinity Place Holdings	16,800	102,312

		22,661,506

Road & Rail–0.50%
ArcBest	25,542	1,240,064
†Avis Budget Group	67,500	2,169,450
†Covenant Transportation Group Class A	12,400	360,344
†Daseke	43,700	350,474
Heartland Express	46,609	919,596
†Hertz Global Holdings	55,800	911,214
Marten Transport	38,463	809,646
†PAM Transportation Services	2,800	182,252
†Saia	26,063	1,992,516
Universal Logistics Holdings	9,097	334,770
†US Xpress Enterprises Class A	21,200	292,560
†USA Truck	9,000	182,070
Werner Enterprises	48,756	1,723,525
†YRC Worldwide	34,700	311,606

		11,780,087

Semiconductors & Semiconductor Equipment–2.38%
†ACM Research Class A	9,800	108,486
†Adesto Technologies	20,600	122,570
†Advanced Energy Industries	40,179	2,075,245
†Alpha & Omega Semiconductor	20,571	239,241
†Ambarella	32,892	1,272,263
†Amkor Technology	108,165	799,339
†Aquantia	23,100	295,449
†Axcelis Technologies	32,333	635,343

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†AXT	39,500	$282,425
Brooks Automation	70,690	2,476,271
Cabot Microelectronics	25,871	2,669,111
†CEVA	21,623	621,661
†Cirrus Logic	61,888	2,388,877
Cohu	27,443	688,819
†Cree	102,800	3,893,036
†Diodes	41,165	1,370,383
Entegris	145,050	4,199,198
†FormFactor	76,631	1,053,676
†Ichor Holdings	26,400	539,088
†Impinj	19,000	471,580
†Inphi	44,294	1,682,286
†Integrated Device Technology	131,019	6,159,203
†Kopin	50,542	122,312
†Lattice Semiconductor	121,626	973,008
†MACOM Technology Solutions Holdings	46,471	957,303
†MaxLinear Class A	63,072	1,253,871
†Nanometrics	23,922	897,553
†NeoPhotonics	35,800	297,140
NVE	4,818	510,130
†PDF Solutions	28,578	258,059
†Photronics	73,160	720,626
Power Integrations	29,056	1,836,339
†Rambus	111,886	1,220,676
†Rudolph Technologies	33,338	815,114
†Semtech	66,184	3,679,830
†Silicon Laboratories	43,900	4,030,020
†SMART Global Holdings	9,600	275,904
†SunPower	60,500	441,650
†Synaptics	35,352	1,612,758
†Ultra Clean Holdings	38,466	482,748
†Veeco Instruments	46,548	477,117
†Xcerra	53,441	762,603
Xperi	48,035	713,320

		56,381,631

Software–2.77%
†8x8	92,440	1,964,350
†A10 Networks	50,438	306,663
†ACI Worldwide	116,751	3,285,373
†Agilysys	14,504	236,415
†Altair Engineering Class A	25,700	1,116,665
American Software Class A	30,088	364,967
†Asure Software	11,200	139,104
†Avalara	8,800	307,384
†Avaya Holdings	106,300	2,353,482
Blackbaud	49,133	4,986,017
†Blackline	33,000	1,863,510
†Bottomline Technologies	40,871	2,971,730
†Carbon Black	8,800	186,384

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†CommVault Systems	39,802	$2,786,140
†Digimarc	10,658	335,194
Ebix	24,478	1,937,434
†Ellie Mae	34,592	3,278,284
†Everbridge	26,800	1,544,752
†ForeScout Technologies	29,600	1,117,696
†Glu Mobile	107,932	804,093
†HubSpot	37,100	5,600,245
†Imperva	35,461	1,647,163
†Majesco	300	2,265
†MicroStrategy Class A	9,684	1,361,764
†Mitek Systems	34,400	242,520
†MobileIron	71,600	379,480
†Model N	24,600	389,910
Monotype Imaging Holdings	40,931	826,806
†OneSpan	30,659	584,054
†Park City Group	11,000	111,100
†Paylocity Holding	29,500	2,369,440
Progress Software	45,900	1,619,811
†PROS Holdings	28,537	999,366
QAD Class A	10,073	570,635
†Qualys	34,125	3,040,538
†Rapid7	36,900	1,362,348
†Rimini Street	8,400	53,004
†Rosetta Stone	20,100	399,789
†Sailpoint Technologies Holding	53,300	1,813,266
†SecureWorks Class A	6,200	90,830
†Telenav	25,300	127,765
†Tenable Holdings	12,700	493,776
TiVo	124,761	1,553,274
†Upland Software	16,400	529,884
†Varonis Systems	28,200	2,065,650
†Verint Systems	64,770	3,244,977
†VirnetX Holding	55,004	255,769
†Workiva	29,300	1,157,350
†Zix	57,874	321,201
†Zscaler	14,600	595,388

		65,695,005

Specialty Retail–3.03%
Aaron’s	71,300	3,882,998
Abercrombie & Fitch Class A	69,200	1,461,504
American Eagle Outfitters	163,918	4,070,084
†America’s Car-Mart	6,085	475,847
†Asbury Automotive Group	20,844	1,433,025
†Ascena Retail Group	175,849	803,630
†At Home Group	44,700	1,409,391
Barnes & Noble	62,372	361,758
†Barnes & Noble Education	41,543	239,288
Bed Bath & Beyond	136,400	2,046,000
Big 5 Sporting Goods	14,893	75,954
†Boot Barn Holdings	19,900	565,359

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Buckle	28,808	$664,024
Caleres	42,825	1,535,705
Camping World Holdings Class A	33,000	703,560
†Carvana	29,200	1,725,428
Cato Class A	23,382	491,490
Chico’s FAS	126,300	1,095,021
Children’s Place	16,801	2,147,168
Citi Trends	12,276	353,181
†Conn’s	19,709	696,713
†Container Store Group	15,800	175,380
DSW Class A	69,900	2,368,212
†Express	77,175	853,556
†Five Below	55,218	7,181,653
†Francesca’s Holdings	30,562	113,385
GameStop Class A	102,300	1,562,121
†Genesco	19,232	905,827
†GNC Holdings Class A	74,200	307,188
Group 1 Automotive	19,335	1,254,842
Guess	59,100	1,335,660
Haverty Furniture	19,614	433,469
†Hibbett Sports	19,683	370,040
†Hudson Class A	40,500	913,680
†J. Jill	16,700	103,206
†Kirkland’s	13,475	135,963
Lithia Motors Class A	24,037	1,962,861
†Lumber Liquidators Holdings	27,916	432,419
†MarineMax	21,840	464,100
Monro	32,449	2,258,450
†Murphy USA	30,400	2,597,984
†National Vision Holdings	49,000	2,211,860
†New York	34,700	133,942
Office Depot	565,900	1,816,539
†Party City Holdco	57,300	776,415
Pier 1 Imports	87,625	131,438
†Rent-A-Center	44,410	638,616
†RH	19,667	2,576,574
†Sally Beauty Holdings	124,600	2,291,394
Shoe Carnival	12,021	462,809
Signet Jewelers	60,400	3,982,172
†Sleep Number	34,711	1,276,671
Sonic Automotive Class A	25,331	490,155
†Sportsman’s Warehouse Holdings	39,900	233,415
Tailored Brands	50,442	1,270,634
Tile Shop Holdings	42,600	304,590
Tilly’s Class A	13,363	253,229
Winmark	2,617	434,422
†Zumiez	19,023	501,256

		71,753,255

Technology Hardware, Storage & Peripherals–0.29%
†3D Systems	110,994	2,097,787
†Avid Technology	28,700	170,191

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Cray	39,569	$850,734
Diebold Nixdorf	74,100	333,450
†Eastman Kodak	12,000	37,200
†Electronics For Imaging	45,367	1,546,107
†Immersion	29,627	313,157
†Stratasys	51,100	1,180,921
†USA Technologies	51,996	374,371

		6,903,918

Textiles, Apparel & Luxury Goods–0.80%
†Crocs	68,500	1,458,365
Culp	9,880	239,096
†Deckers Outdoor	30,500	3,616,690
†Fossil Group	46,100	1,073,208
†G-III Apparel Group	44,196	2,129,805
Movado Group	15,280	640,232
Oxford Industries	17,266	1,557,393
†Perry Ellis International	13,414	366,605
Rocky Brands	7,600	215,080
Steven Madden	58,734	3,107,029
Superior Group of Cos	7,300	138,846
†Unifi	15,374	435,545
†Vera Bradley	24,379	372,024
Wolverine World Wide	93,908	3,667,107

		19,017,025

Thrift & Mortgage Finance–2.02%
BankFinancial	13,649	217,565
Beneficial Bancorp	72,856	1,231,266
†Bridgewater Bancshares	5,700	74,214
†BSB Bancorp	8,465	275,959
Capitol Federal Financial	132,900	1,693,146
†Columbia Financial	51,200	855,040
Dime Community Bancshares	35,851	639,940
†Entegra Financial	8,218	218,188
ESSA Bancorp	7,100	115,446
†Essent Group	98,298	4,349,687
Federal Agricultural Mortgage Class C	8,774	633,307
First Defiance Financial	19,886	598,767
†Flagstar Bancorp	30,300	953,541
FS Bancorp	3,600	200,592
Greene County Bancorp	1,752	56,239
Hingham Institution for Savings	1,060	232,999
Home Bancorp	7,000	304,360
†HomeStreet	26,729	708,319
†Impac Mortgage Holdings	8,000	59,920
Kearny Financial	98,637	1,366,122
†LendingTree	7,905	1,818,941
Luther Burbank	16,000	174,080
†Malvern Bancorp	4,900	117,355
Merchants Bancorp	17,000	432,140
Meridian Bancorp	47,154	801,618

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Meta Financial Group	9,400	$776,910
†MGIC Investment	365,550	4,865,471
†NMI Holdings Class A	63,900	1,447,335
Northfield Bancorp	43,056	685,452
Northwest Bancshares	97,466	1,688,111
OceanFirst Financial	48,467	1,319,272
†Ocwen Financial	111,300	438,522
†OP Bancorp	14,400	167,040
Oritani Financial	40,411	628,391
PCSB Financial	16,600	337,644
†PDL Community Bancorp	10,300	155,633
†PennyMac Financial Services Class A	21,000	438,900
†PHH	33,652	369,835
†Provident Bancorp	2,831	81,957
Provident Financial Services	64,931	1,594,056
Prudential Bancorp	6,200	107,322
Radian Group	219,254	4,531,980
Riverview Bancorp	18,009	159,200
SI Financial Group	9,700	135,800
Southern Missouri Bancorp	6,198	230,999
Sterling Bancorp	14,300	161,733
Territorial Bancorp	6,847	202,329
Timberland Bancorp	5,440	169,946
TrustCo Bank	96,703	821,976
United Community Financial	50,400	487,368
United Financial Bancorp	50,054	842,409
Walker & Dunlop	28,863	1,526,275
Washington Federal	84,400	2,700,800
Waterstone Financial	23,880	409,542
Western New England Bancorp	31,500	340,200
†WMIH	314,433	437,062
WSFS Financial	30,591	1,442,366

		47,830,587

Tobacco–0.17%
†22nd Century Group	127,200	357,432
†Pyxus International	9,800	225,400
Turning Point Brands	8,100	335,826
Universal	25,142	1,634,230
Vector Group	103,421	1,425,139

		3,978,027

Trading Companies & Distributors–1.27%
Aircastle	48,744	1,067,981
Applied Industrial Technologies	38,630	3,022,797
†Beacon Roofing Supply	69,290	2,507,605
†BlueLinx Holdings	9,500	299,155
†BMC Stock Holdings	68,800	1,283,120
†CAI International	17,307	395,811
†DXP Enterprises	15,912	637,594
EnviroStar	3,600	140,220
†Foundation Building Materials	16,100	200,767

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
GATX	38,500	$3,333,715
†General Finance	11,700	186,615
†GMS	32,800	760,960
H&E Equipment Services	32,381	1,223,354
†Herc Holdings	24,400	1,249,280
Kaman	28,452	1,900,025
†Lawson Products	8,171	276,997
†MRC Global	87,300	1,638,621
†Nexeo Solutions	33,300	407,925
†NOW	109,656	1,814,807
Rush Enterprises Class A	29,819	1,172,185
Rush Enterprises Class B	6,007	239,619
†SiteOne Landscape Supply	40,900	3,081,406
Systemax	11,958	393,897
†Textainer Group Holdings	28,120	359,936
†Titan Machinery	19,770	306,138
Triton International	53,286	1,772,825
†Veritiv	11,600	422,240
†Willis Lease Finance	3,700	127,687

		30,223,282

Water Utilities–0.37%
American States Water	37,154	2,271,596
†AquaVenture Holdings	12,900	233,103
Artesian Resources Class A	7,563	278,167
†Cadiz	22,900	255,335
California Water Service Group	48,942	2,099,612
Connecticut Water Service	12,825	889,670
Consolidated Water	14,900	206,365
Global Water Resources	6,283	66,537
Middlesex Water	16,031	776,221
†Pure Cycle	15,600	180,180
SJW Group	17,715	1,083,272
York Water	12,337	375,045

		8,715,103

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.18%
†Boingo Wireless	41,697	$1,455,225
†NII Holdings	96,500	565,490
Shenandoah Telecommunications	47,150	1,827,063
Spok Holdings	21,077	324,586

		4,172,364

Total Common Stock (Cost $1,698,189,734)		2,297,081,760

RIGHTS–0.01%
†=pMedia General CVR	82,000	8,200
†=pNewsstar Financial CVR	22,898	5,943
†=Schulman A CVR	28,031	53,539
†=pTobira Therapeutics CVR	7,700	90,629
Total Rights (Cost $0)		158,311

MONEY MARKET FUND–2.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	68,646,372	68,646,372

Total Money Market Fund (Cost $68,646,372)		68,646,372

	Principal Amount°

SHORT-TERM INVESTMENT–0.13%
≠¥U.S. Treasury Obligations–0.13%
U.S. Treasury Bill 2.004% 12/6/18	3,125,000	3,112,840

Total Short-Term Investment (Cost $3,113,169)		3,112,840

TOTAL VALUE OF SECURITIES–99.93% (Cost $1,769,949,275)	2,368,999,283
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	1,663,805

NET ASSETS APPLICABLE TO 66,834,576 SHARES OUTSTANDING–100.00%	$2,370,663,088

†	Non-income producing.

«	Includes $186,835 variation margin due from broker for futures contracts as of September 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted securities was $104,772

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Media General CVR	1/18/17	$—	$8,200
Newsstar Financial CVR	12/26/17	—	5,943
Teton Advisors	3/6/09	—	—
Tobira Therapeutics CVR	11/2/16	—	90,629

Total		$—	$104,772

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Equity Contracts:
869 E-mini Russell 2000 Index	$73,899,760	$74,716,354	12/24/18	$(816,594)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes.

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock	$2,296,158,776	$922,984	$—	2,297,081,760
Rights	—	—	158,311	158,311
Money Market Fund	68,646,372	—	—	68,646,372
Short-Term Investments	—	3,112,840	—	3,112,840

Total Investments	$2,364,805,148	$4,035,824	$158,311	$2,368,999,283

Derivatives:

Liabilities:
Futures Contracts	$(816,594)	$—	$—	$(816,594)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.97%
INVESTMENT COMPANIES–94.97%
Equity Funds–94.97%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	7,325,345	$97,229,301
LVIP SSGA Small-Cap Index Fund	11,237,271	385,247,356

Total Affiliated Investments (Cost $385,773,538)		482,476,657

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.86%
INVESTMENT COMPANY–4.86%
Money Market Fund–4.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	24,669,171	$24,669,171

Total Unaffiliated Investment (Cost $24,669,171)		24,669,171

TOTAL VALUE OF SECURITIES–99.83% (Cost $410,442,709)	507,145,828
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	876,386

NET ASSETS APPLICABLE TO 35,074,984 SHARES OUTSTANDING–100.00%	$508,022,214

*	Standard Class shares.

«	Includes $951,050 cash collateral held at broker and $62,465 variation margin due from broker on futures contracts as of September 30, 2018.

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Equity Contracts:
221	E-mini Russell 2000 Index	$18,793,840	$19,000,999	12/24/18	$ (207,159)
23	E-mini S&P MidCap 400 Index	4,657,960	4,692,907	12/24/18	(34,947)

Total Futures Contracts					$ (242,106)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$482,476,657
Unaffiliated Investment Company	24,669,171

Total Investments	$507,145,828

Derivatives:

Liabilities:
Futures Contracts	$(242,106)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.97%@
Equity Funds–94.97%@
*LVIP SSGA Mid-Cap Index Fund	$76,251,762	$21,727,896	$1,718,825	$(20,747)	$989,215	$97,229,301	7,325,345	$—	$4,990,824
*LVIP SSGA Small-Cap Index Fund	305,240,151	65,971,730	11,138,712	30,279	25,143,908	385,247,356	11,237,271	—	10,574,020

Total	$381,491,913	$87,699,626	$12,857,537	$9,532	$26,133,123	$482,476,657		$—	$15,564,844

@ As a percentage of Net Assets as of September 30, 2018.

* Standard Class shares.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP T. Rowe Price 2010 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–48.18%
INVESTMENT COMPANIES–48.18%
Equity Funds–15.00%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	43,180	$573,125
LVIP SSGA S&P 500 Index Fund	189,669	3,784,472
LVIP SSGA Small-Cap Index Fund	15,631	535,892

		4,893,489

Fixed Income Fund–26.87%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	796,289	8,767,147

		8,767,147

International Equity Fund–6.31%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	211,042	2,058,290

		2,058,290

Total Affiliated Investments (Cost $11,298,193)		15,718,926

UNAFFILIATED INVESTMENTS–51.68%
INVESTMENT COMPANIES–51.68%
Equity Funds–12.04%
**T. Rowe Price Growth Stock Fund	17,362	1,255,991
†**T. Rowe Price Mid-Cap Growth Fund	2,945	289,304
**T. Rowe Price Mid-Cap Value Fund	8,893	282,873
†**T. Rowe Price New Horizons Fund	4,211	278,179
**T. Rowe Price Real Assets Fund	24,969	288,141
**T. Rowe Price Small-Cap Value Fund	4,939	264,599
**T. Rowe Price Value Fund	33,606	1,269,955

		3,929,042

Fixed Income Funds–24.41%
**T. Rowe Price High Yield Fund	207,013	1,351,795

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,066,800	$5,323,331
**T. Rowe Price U.S. Treasury Long-Term Fund	108,820	1,288,430

		7,963,556

International Equity Funds–5.96%
**T. Rowe Price Emerging Markets Stock Fund	14,090	570,639
**T. Rowe Price International Stock Fund	36,415	666,754
**T. Rowe Price International Value Equity Fund	49,259	707,360

		1,944,753

International Fixed Income Funds–8.74%
**T. Rowe Price Emerging Markets Bond Fund	139,098	1,591,279
**T. Rowe Price International Bond Fund	126,691	1,259,308

		2,850,587

Money Market Fund–0.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	171,576	171,576

		171,576

Total Unaffiliated Investments (Cost $17,157,832)		16,859,514

TOTAL VALUE OF SECURITIES–99.86% (Cost $28,456,025)	32,578,440
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	47,147

NET ASSETS APPLICABLE TO 2,898,537 SHARES OUTSTANDING–100.00%	$32,625,587

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2010 Fund–1

LVIP T. Rowe Price 2010 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2010 Fund (formerly LVIP Managed Risk Profile 2010 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Companies	$15,718,926
Unaffiliated Investment Companies	16,859,514

Total Investments	$32,578,440

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2010 Fund–2

LVIP T. Rowe Price 2010 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–48.18%@
Equity Funds–15.00%@
×*LVIP Delaware Special Opportunities Fund	$349,466	$302	$363,072	$70,781	$(57,477)	$—	—	$—	$—
*LVIP SSGA Mid-Cap Index Fund	349,664	309,478	90,766	1,018	3,731	573,125	43,180	—	31,174
*LVIP SSGA S&P 500 Index Fund	7,735,057	466,686	4,962,847	3,074,644	(2,529,068)	3,784,472	189,669	—	65,030
*LVIP SSGA Small-Cap Index Fund	701,752	36,238	252,531	11,179	39,254	535,892	15,631	—	15,633
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	351,215	302	370,779	166,013	(146,751)	—	—	—	—
Fixed Income Funds–26.87%@
×*LVIP BlackRock Inflation Protected Bond Fund	3,462,895	3,026	3,442,470	33,926	(57,377)	—	—	—	—
×*LVIP Delaware Bond Fund	2,083,530	—	2,066,993	81,999	(98,536)	—	—	—	—
×*LVIP JPMorgan High Yield Fund	1,385,898	1,210	1,394,682	27,555	(19,981)	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	1,380,920	1,210	1,379,127	(1,088)	(1,915)	—	—	—	—
*LVIP SSGA Bond Index Fund	7,258,536	3,083,628	1,421,081	(48,456)	(105,480)	8,767,147	796,289	11,101	—
×*LVIP Western Asset Core Bond Fund	2,065,194	3,630	2,041,161	(12,744)	(14,919)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	706,176	605	700,249	420,781	(427,313)	—	—	—	—
Global Fixed Income Fund–0.00%@
×*†LVIP Global Income Fund	1,378,195	1,210	1,390,460	79,207	(68,152)	—	—	—	—
International Equity Fund–6.31%@
*LVIP SSGA International Index Fund	4,223,551	163,589	2,404,189	929,471	(854,132)	2,058,290	211,042	4,958	—

Total	$33,432,049	$4,071,114	$22,280,407	$4,834,286	$(4,338,116)	$15,718,926		$16,059	$111,837

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at September 30, 2018.

†	Non-income producing.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP T. Rowe Price 2010 Fund–3

LVIP T. Rowe Price 2020 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–52.60%
INVESTMENT COMPANIES–52.60%
Equity Funds–21.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	236,254	$3,135,797
LVIP SSGA S&P 500 Index Fund	1,046,934	20,889,481
LVIP SSGA Small-Cap Index Fund	87,609	3,003,483

		27,028,761

Fixed Income Fund–21.45%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	2,412,540	26,562,062

		26,562,062

International Equity Fund–9.32%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,182,778	11,535,634

		11,535,634

Total Affiliated Investments (Cost $42,408,289)		65,126,457

UNAFFILIATED INVESTMENTS–47.49%
INVESTMENT COMPANIES–47.49%
Equity Funds–17.29%
**T. Rowe Price Growth Stock Fund	95,530	6,910,671
†**T. Rowe Price Mid-Cap Growth Fund	16,478	1,618,678
**T. Rowe Price Mid-Cap Value Fund	47,164	1,500,280
†**T. Rowe Price New Horizons Fund	23,713	1,566,491
**T. Rowe Price Real Assets Fund	132,526	1,529,352
**T. Rowe Price Small-Cap Value Fund	26,557	1,422,652
**T. Rowe Price Value Fund	181,584	6,862,046

		21,410,170

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–14.58%
**T. Rowe Price High Yield Fund	573,536	$3,745,187
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,942,669	9,693,920
**T. Rowe Price U.S. Treasury Long-Term Fund	389,940	4,616,889

		18,055,996

International Equity Funds–8.45%
**T. Rowe Price Emerging Markets Stock Fund	69,788	2,826,401
**T. Rowe Price International Stock Fund	199,338	3,649,876
**T. Rowe Price International Value Equity Fund	277,190	3,980,442

		10,456,719

International Fixed Income Funds–6.50%
**T. Rowe Price Emerging Markets Bond Fund	373,401	4,271,713
**T. Rowe Price International Bond Fund	379,346	3,770,697

		8,042,410

Money Market Fund–0.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	830,473	830,473

		830,473

Total Unaffiliated Investments (Cost $59,917,307)		58,795,768

TOTAL VALUE OF SECURITIES–100.09% (Cost $102,325,596)	123,922,225
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(108,123)

NET ASSETS APPLICABLE TO 10,730,864 SHARES OUTSTANDING–100.00%	$123,814,102

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2020 Fund–1

LVIP T. Rowe Price 2020 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2020 Fund (formerly LVIP Managed Risk Profile 2020 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Companies	$65,126,457
Unaffiliated Investment Companies	58,795,768

Total Investments	$123,922,225

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2020 Fund–2

LVIP T. Rowe Price 2020 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–52.60%@
Equity Funds–21.83%@
×†*LVIP Baron Growth Opportunities Fund	$1,268,406	$4,608	$1,340,319	$909,144	$(841,839)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	1,267,223	4,608	1,319,889	602,401	(554,343)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,267,958	2,196,081	333,510	6,264	(996)	3,135,797	236,254	—	163,473
*LVIP SSGA S&P 500 Index Fund	34,421,816	5,894,673	21,964,763	11,055,938	(8,518,183)	20,889,481	1,046,934	—	344,738
*LVIP SSGA Small-Cap Index Fund	2,537,848	649,951	412,019	16,134	211,569	3,003,483	87,609	—	83,736
×*LVIP SSGA Small-Mid Cap 200 Fund	1,267,078	4,608	1,282,962	119,774	(108,498)	—	—	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,547,059	9,215	2,695,422	1,028,531	(889,383)	—	—	—	—
Fixed Income Funds–21.45%@
×*LVIP BlackRock Inflation Protected Bond Fund	6,278,652	23,039	6,259,356	72,637	(114,972)	—	—	—	—
×*LVIP Delaware Bond Fund	5,999,217	—	5,951,601	(181,614)	133,998	—	—	—	—
×*LVIP JPMorgan High Yield Fund	3,769,241	13,824	3,803,574	(13,134)	33,643	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	5,007,564	18,431	5,015,159	(14,624)	3,788	—	—	—	—
*LVIP SSGA Bond Index Fund	23,819,102	5,666,208	2,436,685	(74,787)	(411,776)	26,562,062	2,412,540	33,136	—
×*LVIP Western Asset Core Bond Fund	4,029,131	36,862	4,013,043	6,843	(59,793)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	2,563,684	9,215	2,549,330	1,418,164	(1,441,733)	—	—	—	—
Global Fixed Income Fund–0.00%@
×*†LVIP Global Income Fund	3,747,820	13,823	3,791,595	185,991	(156,039)	—	—	—	—
International Equity Fund–9.32%@
*LVIP SSGA International Index Fund	21,705,544	615,031	11,156,666	2,920,993	(2,549,268)	11,535,634	1,182,778	26,697	—

Total	$121,497,343	$15,160,177	$74,325,893	$18,058,655	$(15,263,825)	$65,126,457		$59,833	$591,947

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at September 30, 2018.

†	Non-income producing.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose

LVIP T. Rowe Price 2020 Fund–3

LVIP T. Rowe Price 2020 Fund

Notes (continued)

4. Recent Accounting Pronouncements (continued)

the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP T. Rowe Price 2020 Fund–4

LVIP T. Rowe Price 2030 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–55.13%
INVESTMENT COMPANIES–55.13%
Equity Funds–28.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	388,247	$5,153,199
LVIP SSGA S&P 500 Index Fund	1,706,368	34,047,160
LVIP SSGA Small-Cap Index Fund	142,207	4,875,294

		44,075,653

Fixed Income Fund–15.26%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	2,175,184	23,948,774

		23,948,774

International Equity Fund–11.80%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,900,048	18,531,170

		18,531,170

Total Affiliated Investments (Cost $53,187,913)		86,555,597

UNAFFILIATED INVESTMENTS–44.99%
INVESTMENT COMPANIES–44.99%
Equity Funds–22.89%
**T. Rowe Price Growth Stock Fund	155,659	11,260,344
†**T. Rowe Price Mid-Cap Growth Fund	27,567	2,707,862
**T. Rowe Price Mid-Cap Value Fund	79,987	2,544,389
†**T. Rowe Price New Horizons Fund	39,535	2,611,704
**T. Rowe Price Real Assets Fund	233,688	2,696,765
**T. Rowe Price Small-Cap Value Fund	46,482	2,490,021
**T. Rowe Price Value Fund	307,603	11,624,299

		35,935,384

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–6.85%
**T. Rowe Price High Yield Fund	420,074	$2,743,082
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	608,940	3,038,613
**T. Rowe Price U.S. Treasury Long-Term Fund	419,626	4,968,368

		10,750,063

International Equity Funds–10.65%
**T. Rowe Price Emerging Markets Stock Fund	110,813	4,487,940
**T. Rowe Price International Stock Fund	319,650	5,852,793
**T. Rowe Price International Value Equity Fund	444,781	6,387,058

		16,727,791

International Fixed Income Funds–4.04%
**T. Rowe Price Emerging Markets Bond Fund	270,918	3,099,298
**T. Rowe Price International Bond Fund	326,692	3,247,322

		6,346,620

Money Market Fund–0.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	884,347	884,347

		884,347

Total Unaffiliated Investments (Cost $71,976,094)		70,644,205

TOTAL VALUE OF SECURITIES–100.12% (Cost $125,164,007)	157,199,802
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(186,690)

NET ASSETS APPLICABLE TO 13,293,649 SHARES OUTSTANDING–100.00%	$157,013,112

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2030 Fund–1

LVIP T. Rowe Price 2030 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2030 Fund (formerly LVIP Managed Risk Profile 2030 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Companies	$86,555,597
Unaffiliated Investment Companies	70,644,205

Total Investments	$157,199,802

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

LVIP T. Rowe Price 2030 Fund–2

LVIP T. Rowe Price 2030 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–55.13%@
Equity Funds–28.07%@
×†*LVIP Baron Growth Opportunities Fund	$1,568,268	$6,450	$1,657,634	$1,065,888	$(982,972)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	1,566,814	6,450	1,632,552	667,210	(607,922)	—	—	—	—
×*LVIP MFS Value Fund	3,132,702	12,900	3,296,865	1,090,212	(938,949)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,567,738	3,966,092	370,914	8,322	(18,039)	5,153,199	388,247	—	268,643
*LVIP SSGA S&P 500 Index Fund	39,407,584	11,552,716	20,034,859	5,379,845	(2,258,126)	34,047,160	1,706,368	—	573,116
*LVIP SSGA Small-Cap Index Fund	2,357,695	2,747,597	543,872	14,272	299,602	4,875,294	142,207	—	135,922
×*LVIP SSGA Small-Mid Cap 200 Fund	1,566,674	6,449	1,587,106	149,806	(135,823)	—	—	—	—
×*LVIP T. Rowe Price Growth Stock Fund	3,159,221	12,899	3,440,624	1,359,735	(1,091,231)	—	—	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,149,239	12,900	3,333,772	2,250,167	(2,078,534)	—	—	—	—
Fixed Income Funds–15.26%@
×*LVIP BlackRock Inflation Protected Bond Fund	6,209,785	25,798	6,193,824	55,190	(96,949)	—	—	—	—
×*LVIP Delaware Bond Fund	3,543,339	—	3,515,215	(114,490)	86,366	—	—	—	—
×*LVIP JPMorgan High Yield Fund	4,659,940	19,349	4,704,643	(37,997)	63,351	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	3,095,411	12,899	3,101,630	(9,892)	3,212	—	—	—	—
*LVIP SSGA Bond Index Fund	26,347,268	1,439,408	3,341,544	(87,936)	(408,422)	23,948,774	2,175,184	29,764	—
×*LVIP Western Asset Core Bond Fund	7,309,124	45,148	7,256,866	(42,067)	(55,339)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	3,960,267	16,124	3,939,949	1,585,399	(1,621,841)	—	—	—	—
Global Fixed Income Fund–0.00%@
×†*LVIP Global Income Fund	3,088,909	12,900	3,126,382	179,209	(154,636)	—	—	—	—
International Equity Funds–11.80%@
×*LVIP MFS International Growth Fund	4,753,444	19,350	4,952,851	1,191,341	(1,011,284)	—	—	—	—
×*LVIP Mondrian International Value Fund	4,701,422	19,349	4,993,931	799,237	(526,077)	—	—	—	—
×*LVIP SSGA Emerging Markets 100 Fund	1,591,395	6,450	1,712,075	478,071	(363,841)	—	—	—	—
*LVIP SSGA International Index Fund	23,670,853	649,631	5,768,715	1,330,819	(1,351,418)	18,531,170	1,900,048	42,887	—

Total	$150,407,092	$20,590,859	$88,505,823	$17,312,341	$(13,248,872)	$86,555,597		$ 72,651	$977,681

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at September 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price 2030 Fund–3

LVIP T. Rowe Price 2030 Fund

Notes (continued)

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP T. Rowe Price 2030 Fund–4

LVIP T. Rowe Price 2040 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–55.39%
INVESTMENT COMPANIES–55.39%
Equity Funds–32.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	338,970	$4,499,151
LVIP SSGA S&P 500 Index Fund	1,476,207	29,454,757
LVIP SSGA Small-Cap Index Fund	127,638	4,375,820

		38,329,728

Fixed Income Fund–9.13%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	971,950	10,701,164

		10,701,164

International Equity Fund–13.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,629,466	15,892,184

		15,892,184

Total Affiliated Investments (Cost $37,438,256)		64,923,076

UNAFFILIATED INVESTMENTS–44.36%
INVESTMENT COMPANIES–44.36%
Equity Funds–26.45%
**T. Rowe Price Growth Stock Fund	137,008	9,911,190
†**T. Rowe Price Mid-Cap Growth Fund	23,874	2,345,104
**T. Rowe Price Mid-Cap Value Fund	67,017	2,131,816
†**T. Rowe Price New Horizons Fund	36,628	2,419,677
**T. Rowe Price Real Assets Fund	197,032	2,273,748
**T. Rowe Price Small-Cap Value Fund	40,039	2,144,891
**T. Rowe Price Value Fund	258,586	9,771,969

		30,998,395

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–3.21%
**T. Rowe Price High Yield Fund	118,790	$775,697
**T. Rowe Price U.S. Treasury Long-Term Fund	252,119	2,985,085

		3,760,782

International Equity Funds–12.36%
**T. Rowe Price Emerging Markets Stock Fund	98,987	4,008,982
**T. Rowe Price International Stock Fund	280,626	5,138,254
**T. Rowe Price International Value Equity Fund	372,018	5,342,177

		14,489,413

International Fixed Income Funds–1.98%
**T. Rowe Price Emerging Markets Bond Fund	79,555	910,113
**T. Rowe Price International Bond Fund	141,373	1,405,243

		2,315,356

Money Market Fund–0.36%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	427,980	427,980

		427,980

Total Unaffiliated Investments (Cost $52,866,215)		51,991,926

TOTAL VALUE OF SECURITIES–99.75% (Cost $90,304,471)	116,915,002
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	287,888

NET ASSETS APPLICABLE TO 10,346,807 SHARES OUTSTANDING–100.00%	$117,202,890

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2040 Fund–1

LVIP T. Rowe Price 2040 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2040 Fund (formerly LVIP Managed Risk Profile 2040 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Companies	$64,923,076
Unaffiliated Investment Companies	51,991,926

Total Investments	$116,915,002

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2040 Fund–2

LVIP T. Rowe Price 2040 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–55.39%@
Equity Funds –32.70%@
×†*LVIP Baron Growth Opportunities Fund	$1,107,434	$7,330	$1,174,078	$760,433	$(701,119)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	1,106,442	7,330	1,155,964	527,566	(485,374)	—	—	—	—
×*LVIP MFS Value Fund	3,318,291	21,992	3,502,102	1,397,392	(1,235,573)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,107,071	3,465,877	50,205	(770)	(22,822)	4,499,151	338,970	—	234,546
*LVIP SSGA S&P 500 Index Fund	32,278,779	9,814,117	15,277,945	3,110,402	(470,596)	29,454,757	1,476,207	—	492,814
*LVIP SSGA Small-Cap Index Fund	1,107,917	3,103,327	70,205	(640)	235,421	4,375,820	127,638	—	121,997
×*LVIP SSGA Small-Mid Cap 200 Fund	1,106,338	7,331	1,123,141	103,863	(94,391)	—	—	—	—
×*LVIP T. Rowe Price Growth Stock Fund	2,230,672	14,662	2,436,830	1,077,333	(885,837)	—	—	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,223,797	14,662	2,360,753	1,690,864	(1,568,570)	—	—	—	—
Fixed Income Funds–9.13%@
×*LVIP BlackRock Inflation Protected Bond Fund	2,192,744	14,661	2,192,412	(2,695)	(12,298)	—	—	—	—
×*LVIP Delaware Bond Fund	1,616,546	—	1,603,715	(49,254)	36,423	—	—	—	—
×*LVIP JPMorgan High Yield Fund	2,193,964	14,661	2,220,530	6,881	5,024	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	2,186,055	14,661	2,195,931	(7,621)	2,836	—	—	—	—
*LVIP SSGA Bond Index Fund	14,229,150	1,013,599	4,283,665	(101,114)	(156,806)	10,701,164	971,950	13,299	—
×*LVIP Western Asset Core Bond Fund	6,049,134	51,315	6,017,986	20,976	(103,439)	—	—	—	—
Global Equity
Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	3,354,877	21,992	3,345,444	1,167,035	(1,198,460)	—	—	—	—
International Equity Funds–13.56%@
×*LVIP MFS International Growth Fund	4,475,630	29,322	4,676,050	2,015,157	(1,844,059)	—	—	—	—
×*LVIP Mondrian International Value Fund	4,426,870	29,323	4,715,669	1,409,645	(1,150,169)	—	—	—	—
×*LVIP SSGA Emerging Markets 100 Fund	2,247,831	14,662	2,425,649	674,205	(511,049)	—	—	—	—
*LVIP SSGA International Index Fund	17,276,441	815,405	2,039,178	96,725	(257,209)	15,892,184	1,629,466	36,779	—

Total	$105,835,983	$18,476,229	$62,867,452	$13,896,383	$(10,418,067)	$64,923,076		$50,078	$849,357

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at September 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price 2040 Fund–3

LVIP T. Rowe Price 2040 Fund

Notes (continued)

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP T. Rowe Price 2040 Fund–4

LVIP T. Rowe Price 2050 Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–54.96%
INVESTMENT COMPANIES–54.96%
Equity Funds–33.58%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	140,514	$1,865,048
LVIP SSGA S&P 500 Index Fund	630,807	12,586,497
LVIP SSGA Small-Cap Index Fund	52,829	1,811,148

		16,262,693

Fixed Income Fund–7.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	318,134	3,502,657

		3,502,657

International Equity Fund–14.15%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	702,325	6,849,774

		6,849,774

Total Affiliated Investments (Cost $18,065,596)		26,615,124

UNAFFILIATED INVESTMENTS–45.22%
INVESTMENT COMPANIES–45.22%
Equity Funds–26.75%
**T. Rowe Price Growth Stock Fund	56,873	4,114,192
†**T. Rowe Price Mid-Cap Growth Fund	9,710	953,843
**T. Rowe Price Mid-Cap Value Fund	27,959	889,374
†**T. Rowe Price New Horizons Fund	14,956	988,015
**T. Rowe Price Real Assets Fund	79,912	922,184
**T. Rowe Price Small-Cap Value Fund	16,231	869,475
**T. Rowe Price Value Fund	111,633	4,218,612

		12,955,695

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–2.88%
**T. Rowe Price High Yield Fund	31,851	$207,986
**T. Rowe Price U.S. Treasury Long-Term Fund	100,403	1,188,771

		1,396,757

International Equity Funds–13.38%
**T. Rowe Price Emerging Markets Stock Fund	47,939	1,941,548
**T. Rowe Price International Stock Fund	120,362	2,203,834
**T. Rowe Price International Value Equity Fund	162,479	2,333,197

		6,478,579

International Fixed Income Funds–1.53%
**T. Rowe Price Emerging Markets Bond Fund	23,822	272,526
**T. Rowe Price International Bond Fund	46,963	466,809

		739,335

Money Market Fund–0.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	330,588	330,588

		330,588

Total Unaffiliated Investments (Cost $22,229,189)		21,900,954

TOTAL VALUE OF SECURITIES–100.18% (Cost $40,294,785)	48,516,078
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(86,494)

NET ASSETS APPLICABLE TO 4,299,753 SHARES OUTSTANDING–100.00%	$48,429,584

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2050 Fund–1

LVIP T. Rowe Price 2050 Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2050 Fund (formerly LVIP Managed Risk Profile 2050 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Companies	$26,615,124
Unaffiliated Investment Companies	21,900,954

Total Investments	$48,516,078

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2050 Fund–2

LVIP T. Rowe Price 2050 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–54.96%@
Equity Funds–33.58%@
×†*LVIP Baron Growth Opportunities Fund	$417,606	$6,883	$447,058	$130,885	$(108,316)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	417,250	6,882	440,140	87,005	(70,997)	—	—	—	—
×*LVIP MFS Value Fund	1,668,418	27,530	1,777,954	448,718	(366,712)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,252,424	629,876	33,892	(703)	17,343	1,865,048	140,514	—	97,227
*LVIP SSGA S&P 500 Index Fund	13,220,100	5,314,807	7,066,864	471,713	646,741	12,586,497	630,807	—	206,721
*LVIP SSGA Small-Cap Index Fund	835,543	913,260	47,595	(630)	110,570	1,811,148	52,829	—	50,494
×*LVIP SSGA Small-Mid Cap 200 Fund	417,196	6,882	427,551	32,764	(29,291)	—	—	—	—
×*LVIP T. Rowe Price Growth Stock Fund	1,682,051	27,530	1,855,054	556,671	(411,198)	—	—	—	—
×*LVIP T. Rowe Price
Structured Mid-Cap Growth Fund	838,536	13,765	898,725	321,458	(275,034)	—	—	—	—
Fixed Income Funds–7.23%@
×*LVIP Delaware Bond Fund	244,785	—	242,842	(7,612)	5,669	—	—	—	—
×*LVIP JPMorgan High Yield Fund	827,448	13,765	845,699	13,987	(9,501)	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	412,248	6,882	418,217	(1,547)	634	—	—	—	—
*LVIP SSGA Bond Index Fund	1,651,250	2,002,884	110,189	(4,121)	(37,167)	3,502,657	318,134	4,353	—
×*LVIP Western Asset Core Bond Fund	1,820,578	34,414	1,829,856	9,354	(34,490)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	1,264,990	20,648	1,273,581	196,826	(208,883)	—	—	—	—
International Equity Funds–14.15%@
×*LVIP MFS International Growth Fund	1,687,621	27,530	1,780,063	488,999	(424,087)	—	—	—	—
×*LVIP Mondrian International Value Fund	1,669,412	27,531	1,795,426	375,778	(277,295)	—	—	—	—
×*LVIP SSGA Emerging Markets 100 Fund	847,645	13,765	923,418	248,519	(186,511)	—	—	—	—
*LVIP SSGA International Index Fund	8,406,772	768,389	2,336,945	202,978	(191,420)	6,849,774	702,325	15,734	—

Total	$39,581,873	$9,863,223	$24,551,069	$3,571,042	$(1,849,945)	$26,615,124		$20,087	$354,442

@	As a percentage of Net Assets as of September 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at September 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price 2050 Fund–3

LVIP T. Rowe Price 2050 Fund

Notes (continued)

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP T. Rowe Price 2050 Fund–4

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.32%
Aerospace & Defense–4.14%
Boeing	118,761	$44,167,216
Northrop Grumman	35,300	11,203,161

		55,370,377

Auto Components–0.84%
Aptiv	134,700	11,301,330

		11,301,330

Automobiles–2.57%
Ferrari	60,892	8,336,724
†Tesla	98,374	26,046,484

		34,383,208

Banks–0.89%
First Republic Bank	22,751	2,184,096
JPMorgan Chase & Co.	86,500	9,760,660

		11,944,756

Beverages–0.19%
PepsiCo	22,480	2,513,264

		2,513,264

Biotechnology–2.75%
†Alexion Pharmaceuticals	84,982	11,813,348
†Celgene	69,400	6,210,606
†Vertex Pharmaceuticals	97,454	18,783,284

		36,807,238

Capital Markets–3.74%
Charles Schwab	321,900	15,821,385
Intercontinental Exchange	141,933	10,629,362
Morgan Stanley	166,900	7,772,533
TD Ameritrade Holding	300,501	15,875,468

		50,098,748

Chemicals–0.57%
DowDuPont	119,000	7,652,890

		7,652,890

Electric Utilities–0.36%
NextEra Energy	28,753	4,819,003

		4,819,003

Equity Real Estate Investment Trusts–1.23%
Crown Castle International	147,814	16,456,133

		16,456,133

Health Care Equipment & Supplies–5.55%
Becton Dickinson & Co.	105,594	27,560,034
†Intuitive Surgical	39,500	22,673,000
Stryker	135,301	24,040,282

		74,273,316

Health Care Providers & Services–6.30%
Anthem	62,700	17,182,935

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Centene	79,104	$11,452,677
Cigna	74,284	15,469,643
HCA Healthcare	4,955	689,340
UnitedHealth Group	128,258	34,121,758
†WellCare Health Plans	16,789	5,380,707

		84,297,060

Hotels, Restaurants & Leisure–2.78%
Hilton Worldwide Holdings	35,274	2,849,434
Las Vegas Sands	129,500	7,683,235
McDonald’s	61,600	10,305,064
MGM Resorts International	200,100	5,584,791
Wynn Resorts	84,818	10,776,975

		37,199,499

Household Durables–0.34%
†NVR	1,830	4,521,564

		4,521,564

Industrial Conglomerates–1.80%
Honeywell International	66,300	11,032,320
Roper Technologies	43,971	13,024,650

		24,056,970

Insurance–0.93%
Chubb	93,000	12,428,520

		12,428,520

Internet & Direct Marketing Retail–13.99%
†Amazon.com	66,178	132,554,534
†Booking Holdings	17,549	34,817,216
†Netflix	53,100	19,866,303
†=pUber Technologies Class A	2,164	105,543

		187,343,596

Internet Software & Services–12.87%
†Alibaba Group Holding ADR	164,937	27,175,020
†Alphabet Class A	30,000	36,212,400
†Alphabet Class C	33,163	39,579,046
†Facebook Class A	228,526	37,583,386
†InterActiveCorp	16,400	3,554,208
Tencent Holdings	682,800	28,189,971

		172,294,031

IT Services–10.26%
Fidelity National Information Services	94,300	10,285,301
†Fiserv	126,734	10,440,347
Mastercard Class A	170,825	38,027,353
†PayPal Holdings	153,706	13,501,535
Visa Class A	301,316	45,224,518
†Worldpay Class A	196,823	19,932,265

		137,411,319

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–1.38%
Fortive	145,578	$12,257,668
Wabtec	59,403	6,230,187

		18,487,855

Media–1.27%
Walt Disney	145,654	17,032,779

		17,032,779

Multiline Retail–1.61%
Dollar General	44,550	4,869,315
†Dollar Tree	123,171	10,044,595
Dollarama	212,433	6,692,137

		21,606,047

Multi-Utilities–0.76%
Sempra Energy	89,560	10,187,450

		10,187,450

Professional Services–1.64%
Equifax	79,717	10,408,649
TransUnion	156,186	11,492,166
†=pWeWork Companies	681	44,769

		21,945,584

Semiconductors & Semiconductor Equipment–1.97%
ASML Holding (New York Shares)	44,300	8,329,286
NVIDIA	64,100	18,013,382

		26,342,668

Software–14.07%
Activision Blizzard	112,700	9,375,513
†Electronic Arts	87,661	10,562,274
Intuit	83,114	18,900,123
Microsoft	614,600	70,291,802
†Red Hat	113,387	15,452,380
†salesforce.com	123,800	19,687,914
†ServiceNow	37,927	7,419,659
Symantec	703,313	14,966,501
†VMware Class A	72,190	11,265,971
†Workday Class A	72,096	10,524,574

		188,446,711

Technology Hardware, Storage & Peripherals–0.94%
Apple	55,679	12,568,977

		12,568,977

Textiles, Apparel & Luxury Goods–1.06%
NIKE Class B	168,246	14,253,801

		14,253,801

Tobacco–1.18%
Philip Morris International	194,066	15,824,142

		15,824,142

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Water Utilities–0.34%
American Water Works	51,347	$4,516,995

		4,516,995

Total Common Stock (Cost $779,426,014)		1,316,385,831

CONVERTIBLE PREFERRED STOCK–1.07%
†=pAirbnb Series D	14,304	1,679,433
†=pAirbnb Series E	14,245	1,672,505
†=pAnt International Class C	747,330	4,192,521
†=pMagic Leap Series C	47,862	1,292,274
†=pMagic Leap Series D	43,618	1,177,686
†=pUber Technologies	789	38,481
†=pUber Technologies Series A	308	15,022
†=pUber Technologies Series B	827	40,335
†=pUber Technologies Series C-1	219	10,681
†=pUber Technologies Series C-2	177	8,633
†=pUber Technologies Series C-3	2	98
†=pUber Technologies Series D	197	9,608
†=pUber Technologies Series E	95	4,633
†=pUber Technologies Series G	34,107	1,663,474
†=pUber Technologies Series G-1	474	23,118
†=pWeWork Companies Series E	17,187	1,129,873
†=pXiaoju Kuaizhi (Didi)	26,379	1,343,538
Total Convertible Preferred Stock (Cost $11,442,622)		14,301,913

	Principal Amount°
CONVERTIBLE BOND–0.21%
Caesars Entertainment 5.00%, exercise price $7.19, maturity date 10/1/24	1,697,015	2,767,979

Total Convertible Bond (Cost $2,930,246)		2,767,979

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.57%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	7,691,447	$7,691,447

Total Money Market Fund (Cost $7,691,447)		7,691,447

TOTAL VALUE OF SECURITIES–100.17% (Cost $801,490,329)	$1,341,147,170
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(2,232,808)

NET ASSETS APPLICABLE TO 28,914,393 SHARES OUTSTANDING–100.00%	$1,338,914,362

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted securities was $14,452,225, which represented 1.08% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$582,359	$1,679,433
Airbnb Series E	7/14/15	1,326,130	1,672,505
Ant International Class C	6/7/18	4,192,521	4,192,521
Magic Leap Series C	1/20/16	1,102,405	1,292,274
Magic Leap Series D	10/12/17	1,177,686	1,177,686
Uber Technologies	1/16/18	26,012	38,481
Uber Technologies Class A	1/16/18	71,345	105,543
Uber Technologies Series A	1/16/18	10,154	15,022
Uber Technologies Series B	1/16/18	27,265	40,335
Uber Technologies Series C-1	1/16/18	7,220	10,681
Uber Technologies Series C-2	1/16/18	5,836	8,633
Uber Technologies Series C-3	1/16/18	66	98
Uber Technologies Series D	1/16/18	6,495	9,608
Uber Technologies Series E	1/16/18	3,132	4,633
Uber Technologies Series G	12/3/15	1,663,473	1,663,474
Uber Technologies Series G-1	1/16/18	23,118	23,118
WeWork Companies	6/23/15	22,398	44,769
WeWork Companies Series E	6/23/15	565,274	1,129,873
Xiaoju Kuaizhi (Didi)	10/19/15	723,476	1,343,538

Total		$11,536,365	$14,452,225

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market Funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$55,370,377	$—	$—	$55,370,377
Auto Components	11,301,330	—	—	11,301,330
Automobiles	34,383,208	—	—	34,383,208
Banks	11,944,756	—	—	11,944,756
Beverages	2,513,264	—	—	2,513,264
Biotechnology	36,807,238	—	—	36,807,238
Capital Markets	50,098,748	—	—	50,098,748
Chemicals	7,652,890	—	—	7,652,890
Electric Utilities	4,819,003	—	—	4,819,003
Equity Real Estate Investment Trusts	16,456,133	—	—	16,456,133
Health Care Equipment & Supplies	74,273,316	—	—	74,273,316
Health Care Providers & Services	84,297,060	—	—	84,297,060
Hotels, Restaurants & Leisure	37,199,499	—	—	37,199,499
Household Durables	4,521,564	—	—	4,521,564
Industrial Conglomerates	24,056,970	—	—	24,056,970
Insurance	12,428,520	—	—	12,428,520
Internet & Direct Marketing Retail	187,238,053	—	105,543	187,343,596
Internet Software & Services	172,294,031	—	—	172,294,031
IT Services	137,411,319	—	—	137,411,319
Machinery	18,487,855	—	—	18,487,855
Media	17,032,779	—	—	17,032,779
Multiline Retail	21,606,047	—	—	21,606,047
Multi-Utilities	10,187,450	—	—	10,187,450
Professional Services	21,900,815	—	44,769	21,945,584
Semiconductors & Semiconductor Equipment	26,342,668	—	—	26,342,668
Software	188,446,711	—	—	188,446,711
Technology Hardware, Storage & Peripherals	12,568,977	—	—	12,568,977
Textiles, Apparel & Luxury Goods	14,253,801	—	—	14,253,801
Tobacco	15,824,142	—	—	15,824,142
Water Utilities	4,516,995	—	—	4,516,995
Convertible Preferred Stock	—	—	14,301,913	14,301,913
Convertible Bond	—	2,767,979	—	2,767,979
Money Market Fund	7,691,447	—	—	7,691,447

Total Investments	$1,323,926,966	$2,767,979	$14,452,225	$1,341,147,170

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/17	$494,602	$10,253,290	$10,747,892
Purchases	731,998	4,301,818	5,033,816
Sales	(1,409,373)	(1,711,370)	(3,120,743)
Net realized gain	11,668	528,175	539,843
Net change in unrealized appreciation (depreciation)	321,417	930,000	1,251,417

Balance as of 9/30/18	$150,312	$14,301,913	$14,452,225

Net change in unrealized appreciation (depreciation) from investments still held as of 9/30/18	$47,743	$880,992	$928,735

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of September 30, 2018.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.81%
Aerospace & Defense–2.57%
BWX Technologies	26,600	$1,663,564
Harris	38,300	6,480,743
Huntington Ingalls Industries	13,300	3,405,864
L3 Technologies	16,800	3,572,016
Textron	30,300	2,165,541
†TransDigm Group	13,600	5,063,280

		22,351,008

Air Freight & Logistics–0.42%
CH Robinson Worldwide	24,500	2,399,040
Expeditors International of Washington	17,500	1,286,775

		3,685,815

Airlines–1.31%
Alaska Air Group	53,400	3,677,124
American Airlines Group	82,800	3,422,124
Copa Holdings Class A	14,900	1,189,616
†United Continental Holdings	34,900	3,108,194

		11,397,058

Auto Components–0.65%
Aptiv	67,700	5,680,030

		5,680,030

Automobiles–0.22%
Ferrari	13,880	1,900,311

		1,900,311

Banks–1.85%
BankUnited	27,900	987,660
Fifth Third Bancorp	47,800	1,334,576
First Republic Bank	59,400	5,702,400
Pinnacle Financial Partners	17,600	1,058,640
Signature Bank	12,300	1,412,532
†SVB Financial Group	9,554	2,969,670
Webster Financial	45,212	2,665,700

		16,131,178

Beverages–0.48%
Brown-Forman Class B	59,955	3,030,725
Keurig Dr Pepper	47,900	1,109,843

		4,140,568

Biotechnology–3.91%
†Agios Pharmaceuticals	9,600	740,352
†Alexion Pharmaceuticals	14,600	2,029,546
†Alkermes	44,000	1,867,360
†Alnylam Pharmaceuticals	28,700	2,511,824
†BioMarin Pharmaceutical	51,300	4,974,561
†Bluebird Bio	10,400	1,518,400
†Blueprint Medicines	6,700	523,002
†Exact Sciences	44,900	3,543,508
†Exelixis	86,100	1,525,692

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†FibroGen	12,600	$765,450
†Incyte	43,700	3,018,796
†Madrigal Pharmaceuticals	2,630	563,162
†Neurocrine Biosciences	33,117	4,071,735
†Sage Therapeutics	9,299	1,313,484
†Sarepta Therapeutics	8,200	1,324,382
†Seattle Genetics	35,914	2,769,688
†TESARO	10,497	409,488
†Ultragenyx Pharmaceutical	7,300	557,282

		34,027,712

Building Products–1.15%
Allegion	39,700	3,595,629
AO Smith	51,900	2,769,903
Fortune Brands Home & Security	70,483	3,690,490

		10,056,022

Capital Markets–3.51%
Cboe Global Markets	56,700	5,440,932
†E*TRADE Financial	39,800	2,085,122
FactSet Research Systems	7,150	1,599,527
Invesco	28,200	645,216
Lazard Class A	79,100	3,807,083
MarketAxess Holdings	7,600	1,356,524
Moody’s	38,600	6,453,920
MSCI Class A	18,000	3,193,380
Nasdaq	18,800	1,613,040
Northern Trust	9,600	980,448
State Street	6,400	536,192
TD Ameritrade Holding	53,900	2,847,537

		30,558,921

Chemicals–1.88%
Air Products & Chemicals	12,800	2,138,240
†Axalta Coating Systems	45,300	1,320,948
Celanese Class A	19,100	2,177,400
CF Industries Holdings	37,600	2,046,944
PolyOne	25,100	1,097,372
PPG Industries	21,500	2,346,295
RPM International	48,000	3,117,120
Valvoline	100,684	2,165,713

		16,410,032

Commercial Services & Supplies–2.42%
ADT	116,700	1,095,813
Cintas	22,700	4,490,287
†Copart	58,000	2,988,740
KAR Auction Services	66,900	3,993,261
Ritchie Bros Auctioneers	31,000	1,120,030
Rollins	41,800	2,536,842
†Stericycle	13,200	774,576
Waste Connections	51,725	4,126,103

		21,125,652

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–0.86%
Motorola Solutions	24,900	$3,240,486
†Palo Alto Networks	18,800	4,234,888

		7,475,374

Construction & Engineering–0.16%
Valmont Industries	10,300	1,426,550

		1,426,550

Construction Materials–0.85%
Eagle Materials	18,500	1,576,940
Vulcan Materials	52,718	5,862,242

		7,439,182

Consumer Finance–0.26%
Discover Financial Services	29,300	2,239,985

		2,239,985

Containers & Packaging–1.37%
Ball	165,000	7,258,350
International Paper	36,300	1,784,145
Sealed Air	71,200	2,858,680

		11,901,175

Diversified Consumer Services–1.01%
†Bright Horizons Family Solutions	17,200	2,026,848
†Grand Canyon Education	14,300	1,613,040
Service Corp. International	93,200	4,119,440
†Sotheby’s	21,200	1,042,828

		8,802,156

Diversified Telecommunication Services–0.18%
†Zayo Group Holdings	46,200	1,604,064

		1,604,064

Electrical Equipment–1.71%
Acuity Brands	5,800	911,760
AMETEK	24,225	1,916,682
†Generac Holdings	28,100	1,585,121
Hubbell	26,900	3,593,033
Rockwell Automation	18,500	3,469,120
†Sensata Technologies Holding	69,800	3,458,590

		14,934,306

Electronic Equipment, Instruments & Components–3.26%
Amphenol Class A	73,600	6,919,872
CDW	54,200	4,819,464
Cognex	29,100	1,624,362
†Coherent	18,420	3,171,740
Corning	99,200	3,501,760
FLIR Systems	14,000	860,580
†IPG Photonics	8,400	1,310,988
†Keysight Technologies	70,362	4,663,593
Littelfuse	7,543	1,492,684

		28,365,043

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.11%
†Oceaneering International	35,900	$990,840

		990,840

Equity Real Estate Investment Trusts–1.97%
American Campus Communities	32,141	1,322,924
CubeSmart	44,800	1,278,144
Equinix	3,388	1,466,631
Federal Realty Investment Trust	5,700	720,879
Iron Mountain	51,900	1,791,588
MGM Growth Properties Class A	69,400	2,046,606
†SBA Communications	40,700	6,537,641
SL Green Realty	10,100	985,053
VEREIT	144,750	1,050,885

		17,200,351

Food & Staples Retailing–0.42%
Casey’s General Stores	14,800	1,910,828
PriceSmart	8,500	688,075
†Sprouts Farmers Market	39,900	1,093,659

		3,692,562

Food Products–1.61%
Conagra Brands	47,700	1,620,369
Hershey	37,600	3,835,200
Hormel Foods	37,900	1,493,260
McCormick & Co	35,200	4,637,600
Tyson Foods Class A	41,700	2,482,401

		14,068,830

Gas Utilities–0.38%
Atmos Energy	35,618	3,344,886

		3,344,886

Health Care Equipment & Supplies–3.57%
†Align Technology	12,200	4,772,884
Cooper	27,400	7,593,910
†Hologic	120,700	4,946,286
†IDEXX Laboratories	21,700	5,417,622
†Novocure	16,600	869,840
STERIS	15,800	1,807,520
Teleflex	14,600	3,884,914
West Pharmaceutical Services	14,700	1,815,009

		31,107,985

Health Care Providers & Services–2.61%
†Acadia Healthcare	40,788	1,435,738
AmerisourceBergen	12,800	1,180,416
†Centene	45,500	6,587,490
†DaVita	19,400	1,389,622
†Henry Schein	31,900	2,712,457
†Molina Healthcare	24,100	3,583,670
Universal Health Services Class B	14,800	1,892,032

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†WellCare Health Plans	12,231	$3,919,913

		22,701,338

Health Care Technology–0.94%
†athenahealth	4,900	654,640
†Cerner	28,700	1,848,567
†Medidata Solutions	25,100	1,840,081
†Veeva Systems Class A	35,300	3,843,111

		8,186,399

Hotels, Restaurants & Leisure–4.38%
Aramark	45,100	1,940,202
Choice Hotels International	20,100	1,674,330
Domino’s Pizza	12,300	3,626,040
Dunkin’ Brands Group	67,900	5,005,588
Extended Stay America	67,600	1,367,548
Hilton Worldwide Holdings	73,133	5,907,684
MGM Resorts International	89,400	2,495,154
†Norwegian Cruise Line Holdings	36,200	2,078,966
Papa John’s International	20,500	1,051,240
Restaurant Brands International	40,700	2,412,696
Royal Caribbean Cruises	16,900	2,195,986
Wynn Resorts	21,500	2,731,790
Yum Brands	36,400	3,309,124
Yum China Holdings	66,200	2,324,282

		38,120,630

Household Durables–0.99%
†Mohawk Industries	19,900	3,489,465
Newell Brands	35,800	726,740
†NVR	1,080	2,668,464
Toll Brothers	52,400	1,730,772

		8,615,441

Household Products–1.08%
Church & Dwight	83,400	4,951,458
Clorox	29,700	4,467,177

		9,418,635

Industrial Conglomerates–0.41%
Roper Technologies	12,100	3,584,141

		3,584,141

Insurance–1.90%
Assurant	20,900	2,256,155
AXIS Capital Holdings	27,500	1,587,025
Fidelity National Financial	81,000	3,187,350
Progressive	61,500	4,368,960
Willis Towers Watson	36,700	5,172,498

		16,571,988

Internet & Direct Marketing Retail–0.42%
†Ctrip.com International ADR	41,800	1,553,706
†Farfetch Class A	11,354	309,169

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Wayfair Class A	12,030	$1,776,470

		3,639,345

Internet Software & Services–2.50%
†2U	10,600	797,014
†DocuSign	5,513	289,818
†Dropbox Class A	61,613	1,653,077
†GoDaddy Class A	42,900	3,577,431
†InterActiveCorp	18,700	4,052,664
†Match Group	46,600	2,698,606
MercadoLibre	3,400	1,157,598
†Shopify Class A	8,700	1,430,802
†Twilio Class A	14,900	1,285,572
†VeriSign	24,300	3,890,916
†Zillow Group Class A	21,800	963,560

		21,797,058

IT Services–8.00%
†Black Knight	83,155	4,319,902
Booz Allen Hamilton Holding	93,800	4,655,294
†CoreLogic	60,300	2,979,423
†EPAM Systems	11,100	1,528,470
†Euronet Worldwide	17,800	1,783,916
Fidelity National Information Services	64,237	7,006,330
†Fiserv	96,200	7,924,956
†FleetCor Technologies	23,900	5,445,376
†Gartner	39,600	6,276,600
Genpact	47,000	1,438,670
Global Payments	52,200	6,650,280
Leidos Holdings	52,500	3,630,900
Paychex	29,000	2,135,850
Sabre	104,700	2,730,576
†WEX	16,500	3,312,540
†Worldpay Class A	78,100	7,909,187

		69,728,270

Life Sciences Tools & Services–1.52%
Agilent Technologies	45,300	3,195,462
Bruker	41,000	1,371,450
†Illumina	2,400	880,944
†IQVIA Holdings	21,000	2,724,540
†Mettler-Toledo International	6,400	3,897,472
†QIAGEN	30,200	1,143,976

		13,213,844

Machinery–3.16%
Donaldson	23,400	1,363,284
Flowserve	25,900	1,416,471
Fortive	47,300	3,982,660
Graco	49,400	2,289,196
IDEX	16,125	2,429,393
†Middleby	12,036	1,556,857
Nordson	17,200	2,389,080

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
PACCAR	23,000	$1,568,370
Snap-on	17,700	3,249,720
Toro	31,400	1,883,058
†WABCO Holdings	10,100	1,191,194
Wabtec	23,200	2,433,216
Xylem	22,000	1,757,140

		27,509,639

Marine–0.11%
†Kirby	11,200	921,200

		921,200

Media–0.50%
†Altice USA Class A	25,064	454,661
Interpublic Group	43,400	992,558
†Live Nation Entertainment	25,200	1,372,644
Omnicom Group	22,000	1,496,440

		4,316,303

Metals & Mining–0.12%
Wheaton Precious Metals (New York Shares)	59,900	1,048,250

		1,048,250

Multiline Retail–1.50%
Dollar General	75,600	8,263,080
†Dollar Tree	58,400	4,762,520

		13,025,600

Multi-Utilities–0.18%
NiSource	64,000	1,594,880

		1,594,880

Oil, Gas & Consumable Fuels–1.67%
Cabot Oil & Gas	91,300	2,056,076
†Centennial Resource Development Class A	86,100	1,881,285
Cimarex Energy	8,300	771,402
†Concho Resources	16,548	2,527,707
Diamondback Energy	12,700	1,716,913
HollyFrontier	18,100	1,265,190
†Jagged Peak Energy	126,300	1,746,729
†=pVenture Global LNG Series B	36	187,200
†=pVenture Global LNG Series C	455	2,366,000

		14,518,502

Pharmaceuticals–0.98%
†Catalent	41,669	1,898,023
†Elanco Animal Health	20,783	725,119
†GW Pharmaceuticals ADR	5,900	1,019,166
†Jazz Pharmaceuticals	12,700	2,135,251
†Nektar Therapeutics	16,200	987,552
Zoetis	19,800	1,812,888

		8,577,999

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–3.44%
†CoStar Group	13,000	$5,470,920
Equifax	38,300	5,000,831
†IHS Markit	62,525	3,373,849
ManpowerGroup	8,400	722,064
Nielsen Holdings	100,600	2,782,596
Robert Half International	25,100	1,766,538
TransUnion	62,400	4,591,392
†Verisk Analytics Class A	45,400	5,472,970
†=pWeWork Companies Class A	11,793	775,272

		29,956,432

Real Estate Management & Development–0.20%
Jones Lang LaSalle	11,800	1,702,976

		1,702,976

Road & Rail–1.32%
†Genesee & Wyoming Class A	18,100	1,646,919
JB Hunt Transport Services	17,000	2,021,980
Kansas City Southern	26,200	2,967,936
Landstar System	10,300	1,256,600
Old Dominion Freight Line	14,800	2,386,648
Schneider National Class B	48,994	1,223,870

		11,503,953

Semiconductors & Semiconductor Equipment–5.07%
Entegris	78,700	2,278,365
KLA-Tencor	57,200	5,817,812
Lam Research	25,900	3,929,030
Marvell Technology Group	216,511	4,178,662
Maxim Integrated Products	119,400	6,732,966
Microchip Technology	76,600	6,044,506
Monolithic Power Systems	18,800	2,359,964
Skyworks Solutions	84,900	7,701,279
Xilinx	64,300	5,154,931

		44,197,515

Software–10.65%
†ANSYS	8,600	1,605,448
†Atlassian Class A	78,731	7,569,198
†Autodesk	33,800	5,276,518
†Cadence Design Systems	80,500	3,648,260
CDK Global	58,300	3,647,248
†Electronic Arts	14,700	1,771,203
†Ellie Mae	15,700	1,487,889
†Fortinet	24,900	2,297,523
†Guidewire Software	43,000	4,343,430
†Pivotal Software Class A	56,862	1,113,358
†Proofpoint	19,600	2,084,068
†RealPage	32,687	2,154,073
†Red Hat	51,100	6,963,908
†ServiceNow	38,000	7,433,940
†Splunk	43,300	5,235,403
SS&C Technologies Holdings	78,100	4,438,423

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Symantec	152,500	$3,245,200
†Synopsys	42,700	4,210,647
†Tableau Software Class A	35,927	4,014,483
†Take-Two Interactive Software	16,600	2,290,634
†Tyler Technologies	13,200	3,234,792
†Ultimate Software Group	15,400	4,961,726
†Workday Class A	41,605	6,073,498
†Zendesk	35,400	2,513,400
†Zynga Class A	284,500	1,140,845

		92,755,115

Specialty Retail–4.56%
†AutoZone	2,200	1,706,540
†Burlington Stores	44,900	7,315,108
†CarMax	46,400	3,464,688
†Five Below	13,600	1,768,816
†Michaels	40,000	649,200
†O’Reilly Automotive	15,900	5,522,388
Ross Stores	83,200	8,245,120
Tiffany & Co	22,298	2,875,773
Tractor Supply	23,100	2,099,328
†Ulta Beauty	17,054	4,811,274
Williams-Sonoma	18,900	1,242,108

		39,700,343

Technology Hardware, Storage & Peripherals–0.24%
†Pure Storage Class A	81,515	2,115,314

		2,115,314

Textiles, Apparel & Luxury Goods–1.15%
†Lululemon Athletica	18,700	3,038,563
PVH	11,800	1,703,920
Tapestry	104,400	5,248,188

		9,990,671

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.82%
Fastenal	11,800	$684,636
†HD Supply Holdings	111,900	4,788,201
Watsco	9,300	1,656,330

		7,129,167

Water Utilities–0.30%
American Water Works	29,221	2,570,571

		2,570,571

Total Common Stock (Cost $517,004,414)		860,769,115

CONVERTIBLE PREFERRED STOCK–1.08%
†=pAirbnb Series D	18,795	2,206,721
†=pAirbnb Series E	2,425	284,719
†=pSlack Technologies Series H	47,137	561,180
†=pTanium Series G	234,645	2,039,910
†=pWeWork Companies Series D1	27,915	1,835,132
†=pWeWork Companies Series D2	21,933	1,441,875
†=pWeWork Companies Series E	16,055	1,055,456

Total Convertible Preferred Stock (Cost $4,075,055)		9,424,993

MONEY MARKET FUND–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	1,186,967	1,186,967

Total Money Market Fund (Cost $1,186,967)		1,186,967

TOTAL VALUE OF SECURITIES–100.03% (Cost $522,266,436)	871,381,075
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(219,502)

NET ASSETS APPLICABLE TO 31,780,608 SHARES OUTSTANDING–100.00%	$871,161,573

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2018, the aggregate value of restricted securities was $12,753,465, which represented 1.46% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$765,201	$2,206,721
Airbnb Series E	7/14/15	225,754	284,719
Slack Technologies Series H	8/17/18	561,180	561,180
Tanium Series G	8/26/15	1,164,848	2,039,910
Venture Global LNG Series B	3/8/18	108,720	187,200
Venture Global LNG Series C	10/16/17	1,602,675	2,210,000
Venture Global LNG Series C	3/8/18	90,600	156,000
WeWork Companies Class A	12/9/14	34,085	134,570
WeWork Companies Class A	5/26/15	138,113	640,702
WeWork Companies Series D1	12/9/14	464,818	1,835,132
WeWork Companies Series D2	12/9/14	365,211	1,441,875
WeWork Companies Series E	6/23/15	528,043	1,055,456

Total		$6,049,248	$12,753,465

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV’’). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$22,351,008	$—	$22,351,008
Air Freight & Logistics	3,685,815	—	3,685,815
Airlines	11,397,058	—	11,397,058
Auto Components	5,680,030	—	5,680,030
Automobiles	1,900,311	—	1,900,311
Banks	16,131,178	—	16,131,178
Beverages	4,140,568	—	4,140,568
Biotechnology	34,027,712	—	34,027,712
Building Products	10,056,022	—	10,056,022
Capital Markets	30,558,921	—	30,558,921
Chemicals	16,410,032	—	16,410,032
Commercial Services & Supplies	21,125,652	—	21,125,652
Communications Equipment	7,475,374	—	7,475,374
Construction & Engineering	1,426,550	—	1,426,550
Construction Materials	7,439,182	—	7,439,182
Consumer Finance	2,239,985	—	2,239,985
Containers & Packaging	11,901,175	—	11,901,175
Diversified Consumer Services	8,802,156	—	8,802,156
Diversified Telecommunication Services	1,604,064	—	1,604,064
Electrical Equipment	14,934,306	—	14,934,306
Electronic Equipment, Instruments & Components.	28,365,043	—	28,365,043
Energy Equipment & Services	990,840	—	990,840
Equity Real Estate Investment Trusts	17,200,351	—	17,200,351
Food & Staples Retailing.	3,692,562	—	3,692,562
Food Products	14,068,830	—	14,068,830
Gas Utilities	3,344,886	—	3,344,886
Health Care Equipment & Supplies	31,107,985	—	31,107,985
Health Care Providers & Services	22,701,338	—	22,701,338
Health Care Technology	8,186,399	—	8,186,399
Hotels, Restaurants & Leisure	38,120,630	—	38,120,630
Household Durables	8,615,441	—	8,615,441
Household Products	9,418,635	—	9,418,635
Industrial Conglomerates	3,584,141	—	3,584,141
Insurance	16,571,988	—	16,571,988
Internet & Direct Marketing Retail	3,639,345	—	3,639,345
Internet Software & Services	21,797,058	—	21,797,058
IT Services.	69,728,270	—	69,728,270
Life Sciences Tools & Services	13,213,844	—	13,213,844
Machinery	27,509,639	—	27,509,639
Marine	921,200	—	921,200
Media	4,316,303	—	4,316,303
Metals & Mining.	1,048,250	—	1,048,250
Multiline Retail	13,025,600	—	13,025,600
Multi-Utilities	1,594,880	—	1,594,880
Oil, Gas & Consumable Fuels	11,965,302	2,553,200	14,518,502
Pharmaceuticals	8,577,999	—	8,577,999
Professional Services	29,181,160	775,272	29,956,432
Real Estate Management & Development	1,702,976	—	1,702,976
Road & Rail	11,503,953	—	11,503,953
Semiconductors & Semiconductor Equipment	44,197,515	—	44,197,515
Software	92,755,115	—	92,755,115

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total
Investments:

Assets:
Specialty Retail	$39,700,343	$—	$39,700,343
Technology Hardware, Storage & Peripherals	2,115,314	—	2,115,314
Textiles, Apparel & Luxury Goods	9,990,671	—	9,990,671
Trading Companies & Distributors	7,129,167	—	7,129,167
Water Utilities	2,570,571	—	2,570,571
Convertible Preferred Stock	—	9,424,993	9,424,993
Money Market Fund	1,186,967	—	1,186,967

Total Investments	$858,627,610	$12,753,465	$871,381,075

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Preferred Stock	Common Stock	Total
Balance as of 12/31/17	$7,803,093	$2,555,670	$10,358,763
Purchases	561,180	773,540	1,334,720
Sales	(1,059,650)	(2,271,681)	(3,331,331)
Net realized gain (loss)	—	(37)	(37)
Transfers into Level 3	—	1,101,450	1,101,450
Net change in unrealized appreciation (depreciation)	2,120,370	1,169,530	3,289,900

Balance as of 9/30/18	$9,424,993	$3,328,472	$12,753,465

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/18	$2,262,567	$985,768	$3,248,335

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of September 30, 2018.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.50%
INVESTMENT COMPANIES–94.50%
Equity Funds–65.62%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	628,440	$36,035,361
LVIP MFS Value Fund	3,986,032	168,896,132
LVIP SSGA S&P 500 Index Fund	8,549,368	170,585,538
LVIP SSGA Small-Cap Index Fund	1,127,202	38,643,878
LVIP SSGA Small-Mid Cap 200 Fund	3,186,011	44,878,146
LVIP T. Rowe Price Growth Stock Fund	3,644,357	169,859,840
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,936,961	53,669,302
LVIP Wellington Mid-Cap Value Fund	1,882,135	52,854,105

		735,422,302

Fixed Income Funds–26.90%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	5,615,625	75,260,609
LVIP JPMorgan High Yield Fund	1,850,582	20,378,608
LVIP PIMCO Low Duration Bond Fund	3,267,174	32,933,112
LVIP SSGA Bond Index Fund	8,671,949	95,478,162
†LVIP SSGA Short-Term Bond Index Fund	452,963	4,569,940
LVIP Western Asset Core Bond Fund	7,521,176	72,804,986

		301,425,417

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.98%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	2,409,901	$22,200,007

		22,200,007

Total Affiliated Investments (Cost $941,896,441)		1,059,047,726

UNAFFILIATED INVESTMENTS–5.54%
INVESTMENT COMPANIES–5.54%
Equity Fund–2.56%
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	1,131,657	28,766,720

		28,766,720

Money Market Fund–2.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	33,367,862	33,367,862

		33,367,862

Total Unaffiliated Investments (Cost $58,108,162)		62,134,582

TOTAL VALUE OF SECURITIES–100.04% (Cost $1,000,004,603)	1,121,182,308
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(494,119)

NET ASSETS APPLICABLE TO 98,557,029 SHARES OUTSTANDING–100.00%	$1,120,688,189

†	Non-income producing.

*	Standard Class shares.

«	Includes $202,640 cash collateral held at broker and $16,297 variation margin due from broker on futures contracts as of September 30, 2018.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
298 U.S. Treasury 5 yr Notes	$33,518,016	$33,744,082	1/2/19	$(226,066)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2018.

Summary of Abbreviations:

S&P–Standard & Poor’s

VA–Variable Annuity

yr–year

See accompanying notes.

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets other in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC’’) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$1,059,047,726
Unaffiliated Investment Companies	62,134,582

Total Investments	$1,121,182,308

Derivatives:
Liabilities:
Futures Contracts	$(226,066)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/18	Number of Shares 9/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.50%@
Equity Funds–65.62%@
*†LVIP Baron Growth Opportunities Fund	$19,131,395	$25,918,360	$14,223,775	$1,556,803	$3,652,578	$36,035,361	628,440	$—	$1,345,338
*LVIP MFS Value Fund	138,675,063	39,059,540	6,273,500	(122,853)	(2,442,118)	168,896,132	3,986,032	—	5,545,454
*LVIP SSGA S&P 500 Index Fund	144,296,017	31,216,196	17,243,468	346,604	11,970,189	170,585,538	8,549,368	—	2,769,746
*LVIP SSGA Small-Cap Index Fund	—	38,608,502	775,395	3,226	807,545	38,643,878	1,127,202	—	1,064,834
*LVIP SSGA Small-Mid Cap 200 Fund	22,109,112	29,996,840	9,964,558	(256,622)	2,993,374	44,878,146	3,186,011	—	398,592
*LVIP T. Rowe Price Growth Stock Fund	139,820,054	33,207,401	12,828,559	390,626	9,270,318	169,859,840	3,644,357	132,089	11,799,724
*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	67,322,121	12,248,747	30,097,468	3,818,490	377,412	53,669,302	1,936,961	—	3,121,707
*LVIP Wellington Mid-Cap Value Fund	67,104,322	11,586,980	26,383,835	2,190,744	(1,644,106)	52,854,105	1,882,135	—	1,363,892
Fixed Income Funds–26.90%@
*LVIP Delaware Bond Fund	55,288,087	26,492,345	5,644,667	(337,093)	(538,063)	75,260,609	5,615,625	71,838	—
*LVIP JPMorgan High Yield Fund	—	20,221,619	82,517	(30)	239,536	20,378,608	1,850,582	59,012	—
*LVIP PIMCO Low Duration Bond Fund	34,011,178	6,433,389	7,743,178	(94,113)	325,836	32,933,112	3,267,174	41,283	—
*LVIP SSGA Bond Index Fund	93,819,073	18,127,199	14,658,942	(577,325)	(1,231,843)	95,478,162	8,671,949	117,278	—
*†LVIP SSGA Short-Term Bond Index Fund	—	4,810,977	279,489	310	38,142	4,569,940	452,963	—	—
*LVIP Western Asset Core Bond Fund	72,426,377	15,633,845	13,904,897	(506,311)	(844,028)	72,804,986	7,521,176	122,101	—
Global Equity Fund–1.98%@
*LVIP Clarion Global Real Estate Fund	—	22,983,201	765,845	8,574	(25,923)	22,200,007	2,409,901	336,451	—

Total	$854,002,799	$336,545,141	$160,870,093	$6,421,030	$22,948,849	$1,059,047,726		$880,052	$27,409,287

@ As a percentage of Net Assets as of September 30, 2018.

* Standard Class shares.

† Non-income producing.

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP Wellington Capital Growth Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.50%
Aerospace & Defense–2.54%
Lockheed Martin	26,205	$9,065,882
Northrop Grumman	17,946	5,695,522

		14,761,404

Beverages–3.36%
Constellation Brands Class A	49,299	10,629,850
†Monster Beverage	153,093	8,922,260

		19,552,110

Building Products–0.54%
Fortune Brands Home & Security	60,251	3,154,742

		3,154,742

Capital Markets–3.90%
Intercontinental Exchange	83,802	6,275,932
MarketAxess Holdings	30,076	5,368,265
MSCI	36,789	6,526,736
TD Ameritrade Holding	86,001	4,543,433

		22,714,366

Chemicals–0.80%
Sherwin-Williams	10,301	4,689,118

		4,689,118

Electrical Equipment–0.93%
AMETEK	68,192	5,395,351

		5,395,351

Electronic Equipment, Instruments & Components–1.93%
CDW	92,400	8,216,208
Cognex	54,600	3,047,772

		11,263,980

Equity Real Estate Investment Trusts–1.41%
American Tower	56,433	8,199,715

		8,199,715

Health Care Equipment & Supplies–3.04%
†DexCom	44,554	6,373,004
†Edwards Lifesciences	64,901	11,299,264

		17,672,268

Health Care Providers & Services–2.08%
UnitedHealth Group	45,495	12,103,490

		12,103,490

Hotels, Restaurants & Leisure–1.67%
Hilton Worldwide Holdings	82,417	6,657,645
Las Vegas Sands	52,010	3,085,753

		9,743,398

Insurance–2.75%
†Markel	5,519	6,559,276
Marsh & McLennan	67,010	5,543,067

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Progressive	54,965	$3,904,714

		16,007,057

Internet & Direct Marketing Retail–8.86%
†Amazon.com	18,002	36,058,006
†Booking Holdings	3,582	7,106,688
†Netflix	17,938	6,711,144
†Wayfair Class A	11,577	1,709,576

		51,585,414

Internet Software & Services–13.00%
†2U	58,633	4,408,615
†Alibaba Group Holding ADR	35,443	5,839,589
†Alphabet Class A	800	965,664
†Alphabet Class C	26,938	32,149,695
†eBay	240,435	7,939,164
†Facebook Class A	82,309	13,536,538
†Spotify Technology	18,841	3,407,018
Tencent Holdings ADR	91,606	3,741,189
†Zillow Group Class C	82,907	3,668,635

		75,656,107

IT Services–13.16%
Alliance Data Systems	25,387	5,995,394
†FleetCor Technologies	56,979	12,982,095
†Gartner	28,278	4,482,063
Global Payments	62,719	7,990,401
Mastercard Class A	84,339	18,774,705
†PayPal Holdings	131,205	11,525,047
Visa Class A	99,021	14,862,062

		76,611,767

Life Sciences Tools & Services–1.06%
Thermo Fisher Scientific	25,238	6,160,091

		6,160,091

Pharmaceuticals–1.49%
Bristol-Myers Squibb	133,567	8,291,839
†Elanco Animal Health	10,400	362,856

		8,654,695

Professional Services–4.70%
Equifax	62,530	8,164,542
†IHS Markit	162,657	8,776,972
TransUnion	141,484	10,410,393

		27,351,907

Road & Rail–0.26%
Canadian National Railway	16,666	1,496,607

		1,496,607

Semiconductors & Semiconductor Equipment–2.26%
†Advanced Micro Devices	53,680	1,658,175
Microchip Technology	82,381	6,500,685

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA	17,737	$4,984,452

		13,143,312

Software–18.62%
Activision Blizzard	90,961	7,567,046
†Adobe Systems	45,108	12,176,905
†Autodesk	62,680	9,784,975
†Electronic Arts	37,345	4,499,699
Microsoft	341,556	39,063,760
†salesforce.com	63,868	10,156,928
†ServiceNow	65,057	12,727,101
SS&C Technologies Holdings	96,913	5,507,566
†Workday Class A	47,368	6,914,781

		108,398,761

Specialty Retail–6.05%
Home Depot	79,006	16,366,093
Lowe’s	35,115	4,031,904
†O’Reilly Automotive	24,045	8,351,309
Ross Stores	65,261	6,467,365

		35,216,671

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–4.16%
Apple	107,157	$24,189,621

		24,189,621

Textiles, Apparel & Luxury Goods–0.93%
NIKE Class B	33,535	2,841,085
†Under Armour Class A	120,774	2,562,824

		5,403,909

Total Common Stock (Cost $307,456,342)		579,125,861

MONEY MARKET FUND–0.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	3,191,874	3,191,874

Total Money Market Fund (Cost $3,191,874)		3,191,874

TOTAL VALUE OF SECURITIES–100.05% (Cost $310,648,216)	582,317,735
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(297,792)

NET ASSETS APPLICABLE TO 11,337,960 SHARES OUTSTANDING–100.00%	$582,019,943

†	Non-income producing.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value(“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$579,125,861
Money Market Fund	3,191,874

Total Investments	$582,317,735

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund

Notes (continued)

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Wellington Capital Growth Fund–4

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.15%
Aerospace & Defense–3.01%
Harris	21,243	$3,594,528
Moog Class A	35,738	3,072,396

		6,666,924

Airlines–1.08%
†JetBlue Airways	123,518	2,391,308

		2,391,308

Auto Components–0.71%
Goodyear Tire & Rubber	67,360	1,575,550

		1,575,550

Banks–11.89%
BancorpSouth Bank	69,116	2,260,093
Bank OZK	54,468	2,067,605
Comerica	43,403	3,914,951
First Midwest Bancorp	72,851	1,937,108
IBERIABANK	44,942	3,656,032
Pinnacle Financial Partners	21,597	1,299,060
South State	31,607	2,591,774
Sterling Bancorp	140,885	3,099,470
†Western Alliance Bancorp	51,171	2,911,118
Zions Bancorp	51,842	2,599,876

		26,337,087

Biotechnology–0.12%
†Five Prime Therapeutics	19,501	271,454

		271,454

Building Products–1.98%
†JELD-WEN Holding	68,190	1,681,565
Sanwa Holdings	227,709	2,711,585

		4,393,150

Chemicals–5.37%
Cabot	52,935	3,320,083
Celanese Class A	32,932	3,754,248
FMC	43,104	3,757,807
Olin	41,632	1,069,110

		11,901,248

Commercial Services & Supplies–2.15%
Atento	109,749	823,118
†Clean Harbors	55,153	3,947,852

		4,770,970

Communications Equipment–0.73%
†Acacia Communications	38,970	1,612,189

		1,612,189

Construction & Engineering–0.68%
Granite Construction	32,849	1,501,199

		1,501,199

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials–0.76%
Buzzi Unicem	80,730	$1,675,920

		1,675,920

Consumer Finance–0.86%
†SLM	171,500	1,912,225

		1,912,225

Electric Utilities–3.46%
Alliant Energy	83,814	3,567,962
Evergy	30,375	1,668,195
†Sensata Technologies Holding	48,950	2,425,473

		7,661,630

Electrical Equipment–1.66%
Hubbell	27,531	3,677,316

		3,677,316

Electronic Equipment, Instruments & Components–5.20%
†Arrow Electronics	72,246	5,325,975
†Itron	32,896	2,111,923
†KEMET	50,155	930,375
†Keysight Technologies	47,380	3,140,346

		11,508,619

Equity Real Estate Investment Trusts–11.09%
American Assets Trust	24,463	912,225
Brixmor Property Group	176,687	3,093,789
Corporate Office Properties Trust	98,257	2,931,006
Equity LifeStyle Properties	15,369	1,482,340
Extra Space Storage	11,108	962,397
Life Storage	20,722	1,971,906
Park Hotels & Resorts	95,455	3,132,833
Physicians Realty Trust	123,579	2,083,542
PS Business Parks	28,586	3,632,995
STORE Capital	157,236	4,369,588

		24,572,621

Food & Staples Retailing–1.43%
†U.S. Foods Holding	102,940	3,172,611

		3,172,611

Food Products–1.78%
Ingredion	11,496	1,206,620
†Post Holdings	27,786	2,724,139

		3,930,759

Gas Utilities–2.94%
UGI	117,422	6,514,573

		6,514,573

Health Care Equipment & Supplies–2.53%
Hill-Rom Holdings	32,691	3,086,030
STERIS	21,943	2,510,279

		5,596,309

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–1.74%
†Acadia Healthcare	81,022	$2,851,974
†Brookdale Senior Living	101,681	999,524

		3,851,498

Hotels, Restaurants & Leisure–0.82%
†Norwegian Cruise Line Holdings	31,430	1,805,025

		1,805,025

Household Durables–1.52%
Lennar Class A	13,270	619,576
Newell Brands	94,731	1,923,039
Toll Brothers	25,136	830,242

		3,372,857

Insurance–8.70%
Assurant	27,652	2,985,033
CNO Financial Group	134,241	2,848,594
Hanover Insurance Group	17,161	2,117,153
Jardine Lloyd Thompson Group	90,680	2,240,926
Lancashire Holdings	312,812	2,478,934
Reinsurance Group of America	27,362	3,955,451
Unum Group	67,585	2,640,546

		19,266,637

Internet Software & Services–0.84%
†VeriSign	11,549	1,849,226

		1,849,226

IT Services–1.20%
Booz Allen Hamilton Holding	53,479	2,654,163

		2,654,163

Machinery–1.50%
†Milacron Holdings	164,071	3,322,438

		3,322,438

Media–0.53%
TEGNA	98,647	1,179,818

		1,179,818

Metals & Mining–3.24%
†Alcoa	52,262	2,111,385
Commercial Metals	78,024	1,601,052
Reliance Steel & Aluminum	40,658	3,467,721

		7,180,158

Oil, Gas & Consumable Fuels–8.16%
Delek U.S. Holdings	27,986	1,187,446
Diamondback Energy	59,914	8,099,774
†Energen	12,777	1,100,994
†Laredo Petroleum	150,906	1,232,902
†Newfield Exploration	140,916	4,062,608
†WPX Energy	118,393	2,382,067

		18,065,791

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–2.35%
†Genesee & Wyoming Class A	43,221	$3,932,679
Knight-Swift Transportation Holdings	37,176	1,281,828

		5,214,507

Semiconductors & Semiconductor Equipment–3.70%
†Axcelis Technologies	50,689	996,039
†Ichor Holdings	80,623	1,646,322
Silicon Motion Technology ADR	59,228	3,180,544
Teradyne	64,241	2,375,632

		8,198,537

Software–1.52%
SS&C Technologies Holdings	59,142	3,361,040

		3,361,040

Specialty Retail–0.92%
Caleres	56,584	2,029,102

		2,029,102

Textiles, Apparel & Luxury Goods–0.34%
†Skechers U.S.A. Class A	26,956	752,881

		752,881

Trading Companies & Distributors–0.50%
†WESCO International	18,097	1,112,061

		1,112,061

Wireless Telecommunication Services–1.14%
Millicom International Cellular SDR	43,906	2,521,999

		2,521,999

Total Common Stock (Cost $170,555,093)		217,381,400

MONEY MARKET FUND–1.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	3,749,093	3,749,093

Total Money Market Fund (Cost $3,749,092)		3,749,093

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.84% (Cost $174,304,185)	$221,130,493
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	355,512

NET ASSETS APPLICABLE TO 7,907,841 SHARES OUTSTANDING–100.00%	$221,486,005

†	Non-income producing.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

SDR–Swedish Depositary Receipt

See accompanying notes.

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$217,381,400	$—	$217,381,400
Money Market Fund	3,749,093	—	3,749,093

Total Investments	$221,130,493	$—	$221,130,493

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.17%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C04 1M2 7.116% (LIBOR01M + 4.90%) 11/25/24	4,148,590	$4,750,364
Fannie Mae REMICs
•*Series 2008-76 EI 2.284% (4.50% minus LIBOR01M) 9/25/23	267,178	1,821
•*Series 2010-100 SV 4.414% (6.63% minus LIBOR01M) 9/25/40	2,968,656	439,339
•*Series 2010-134 SK 3.834% (6.05% minus LIBOR01M) 6/25/38	7,124,726	328,519
*Series 2012-101 BI 4.00% 9/25/27	293,561	26,073
•*Series 2013-54 BS 3.934% (6.15% minus LIBOR01M) 6/25/43	233,115	39,213
•*Series 2013-124 SB 3.734% (5.95% minus LIBOR01M) 12/25/43	638,045	103,579
•*Series 2016-60 QS 3.884% (6.10% minus LIBOR01M) 9/25/46	2,093,775	266,997
•*Series 2016-61 BS 3.884% (6.10% minus LIBOR01M) 9/25/46	3,911,116	484,073
•*Series 2017-76 SB 3.884% (6.10% minus LIBOR01M) 10/25/57	3,155,805	518,611
•*Series 2017-85 SC 3.984% (6.20% minus LIBOR01M) 11/25/47	654,879	93,313
Freddie Mac REMICs
•*Series 3973 SA 4.332% (6.49% minus LIBOR01M) 12/15/41	1,522,232	261,928
•*Series 4057 CS 3.892% (6.05% minus LIBOR01M) 4/15/39	2,480,565	177,350
Series 4793 CB 3.00% 5/15/48	4,425,993	4,249,633
Series 4793 CD 3.00% 6/15/48	3,200,133	3,055,034
Series 4813 CJ 3.00% 8/15/48	4,819,831	4,598,661
Freddie Mac Strips
•*Series 334 S7 3.942% (6.10% minus LIBOR01M) 8/15/44	2,568,211	432,421
•*Series 353 S1 3.842% (6.00% minus LIBOR01M) 12/15/46	940,126	155,077
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-HQ2 M2 4.416%
(LIBOR01M + 2.20%) 9/25/24	5,974,294	6,153,829

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2015-DNA3 M2 5.066% (LIBOR01M + 2.85%) 4/25/28	3,131,603	$3,242,043
•Series 2015-HQ2 M2 4.166% (LIBOR01M + 1.95%) 5/25/25	402,170	412,779
•Series 2015-HQA2 M2 5.016% (LIBOR01M + 2.80%) 5/25/28	317,658	326,818
•Series 2016-DNA1 M2 5.116% (LIBOR01M + 2.90%) 7/25/28	9,306,244	9,533,057
•Series 2016-DNA3 M2 4.216% (LIBOR01M + 2.00%) 12/25/28	230,820	233,849
•Series 2016-HQA1 M2 4.966% (LIBOR01M + 2.75%) 9/25/28	5,190,649	5,297,286
•Series 2016-HQA2 M2 4.466% (LIBOR01M + 2.25%) 11/25/28	254,456	259,786
•Series 2016-HQA3 M2 3.566% (LIBOR01M + 1.35%) 3/25/29	9,000,000	9,134,889
GNMA
•*Series 2007-51 SG 4.415% (6.58% minus LIBOR01M) 8/20/37	345,933	51,846
Series 2010-42 PC 5.00% 7/20/39	185,000	192,528
*Series 2013-53 OI 3.50% 4/20/43	2,556,452	389,715
•*Series 2016-21 ST 3.985% (6.15% minus LIBOR01M) 2/20/46	2,941,689	471,387
*Series 2016-84 IG 4.50% 11/16/45	5,085,998	1,109,403
•*Series 2016-135 SB 3.942% (6.10% minus LIBOR01M) 10/16/46	510,472	86,652
•*Series 2017-H22 IC 2.637% 11/20/67	2,546,376	316,706
•Series 2018-H13 FC 2.38% (LIBOR01M + 0.30%) 7/20/68	839,702	837,180

Total Agency Collateralized Mortgage Obligations (Cost $58,964,378)		58,031,759

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.68%
Fannie Mae-Aces
Series 2016-M11 AL 2.944% 7/25/39	1,218,977	$1,163,492
•*♦Freddie Mac Multifamily Structured Pass Through Certificates Series K058 X1 1.058% 8/25/26	55,310,218	3,367,789
GNMA
•*Series 2013-74 IO 0.795% 12/16/53	57,032,297	2,693,818
•Series 2016-56 VL 3.366% 3/16/57	2,118,793	1,990,456
•*Series 2016-128 IO 0.952% 9/16/56	19,319,629	1,516,877
Series 2018-98 A 3.00% 10/16/50	1,196,513	1,161,751
Series 2018-99 A 3.20% 1/16/52	578,640	567,095

Total Agency Commercial Mortgage-Backed Securities (Cost $12,732,987)		12,461,278

AGENCY MORTGAGE-BACKED SECURITIES–35.84%
Fannie Mae
2.95% 7/1/27	1,480,000	1,420,838
3.08% 1/1/28	2,670,000	2,561,064
3.15% 3/1/28	1,370,000	1,326,480
3.50% 3/1/57	8,333,679	8,180,188
4.00% 8/1/56	11,436,780	11,626,315
4.00% 6/1/57	2,684,799	2,725,278
4.50% 9/1/57	3,460,204	3,587,772
Fannie Mae S.F. 15 yr
2.50% 2/1/32	17,018,249	16,433,810
3.00% 10/1/32	16,511,125	16,324,320
3.50% 4/1/32	4,750,408	4,784,665
4.00% 1/1/27	1,220,643	1,248,645
Fannie Mae S.F. 30 yr
3.00% 11/1/46	3,023,063	2,895,346
3.00% 12/1/46	1,233,181	1,182,926
3.00% 1/1/47	3,068,131	2,941,062
3.00% 2/1/47	2,674,708	2,565,519
3.50% 11/1/44	44,198,650	43,693,760
3.50% 10/1/47	25,210,245	24,827,667
3.50% 4/1/48	3,325,814	3,280,832
4.00% 11/1/42	1,679,121	1,709,234
4.00% 10/1/44	24,431,056	24,832,790
4.00% 4/1/47	2,753,589	2,790,853
4.00% 5/1/47	8,085,778	8,195,202
4.00% 9/1/47	31,337,001	31,661,389
4.00% 10/1/47	17,936,407	18,121,161
4.00% 4/1/48	15,703,083	15,864,647
4.50% 6/1/38	2,117,607	2,197,075

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 6/1/39	1,756,943	$1,829,898
4.50% 10/1/41	1,183,299	1,232,749
4.50% 1/1/42	4,467,578	4,649,047
4.50% 10/1/43	2,209,256	2,299,517
4.50% 3/1/44	10,988	11,401
4.50% 8/1/44	4,003,150	4,166,874
4.50% 3/1/46	3,442,168	3,580,447
4.50% 3/1/47	4,982,870	5,144,771
4.50% 5/1/47	2,682,092	2,769,065
4.50% 6/1/47	687,626	709,909
5.00% 4/1/37	49,434	52,463
5.00% 5/1/48	639,607	671,550
5.50% 5/1/34	690,889	746,216
5.50% 9/1/36	943,528	1,019,106
5.50% 1/1/38	2,817,964	3,056,806
5.50% 1/1/39	1,070,878	1,156,667
5.50% 3/1/40	1,870,173	2,020,008
5.50% 3/1/41	930,390	1,004,924
5.50% 6/1/41	633,201	690,439
5.50% 7/1/41	1,968,298	2,125,733
6.00% 1/1/39	79,024	86,826
6.00% 10/1/39	1,119,713	1,233,729
6.00% 4/1/40	84,722	93,334
6.00% 10/1/40	390,479	430,150
6.00% 7/1/41	1,125,071	1,239,563
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/48	29,150,000	29,434,667
4.50% 10/1/48	7,100,000	7,323,859
5.00% 10/1/48	5,000,000	5,248,466
=Freddie Mac Gold 3.00%
10/25/48	3,400,000	3,249,257
Freddie Mac S.F. 15 yr TBA
2.50% 10/1/33	18,000,000	17,352,482
3.00% 10/1/33	3,000,000	2,955,247
Freddie Mac S.F. 20 yr
3.00% 6/1/36	265,384	258,782
4.50% 8/1/23	3,195,268	3,299,441
Freddie Mac S.F. 30 yr
3.00% 1/1/47	5,311,087	5,093,625
3.00% 4/1/47	1,786,269	1,711,113
3.00% 7/1/47	999,900	957,833
3.00% 3/1/48	4,974,544	4,763,507
3.00% 9/1/48	1,024,861	981,382
3.50% 7/1/47	8,569,616	8,451,300
3.50% 11/1/47	23,256,266	22,906,676
4.00% 8/1/44	55,226	55,932
4.00% 5/1/45	43,536	44,076
4.00% 9/1/45	43,842	44,357
4.00% 10/1/45	75,433	76,322
4.00% 11/1/45	55,415	56,062
4.00% 12/1/45	517,504	523,068

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 9/1/46	803,707	$812,935
4.00% 12/1/46	973,727	984,678
4.00% 2/1/47	723,921	731,961
4.00% 7/1/47	4,410,540	4,461,594
4.00% 10/1/47	27,315,848	27,608,941
4.00% 12/1/47	8,048,932	8,144,221
4.00% 4/1/48	582,865	588,963
4.00% 5/1/48	3,418,816	3,454,581
4.00% 7/1/48	6,997,265	7,070,110
4.50% 10/1/35	454,294	471,034
5.00% 7/1/47	800,000	843,307
5.00% 10/1/48	300,000	315,331
Freddie Mac S.F. 30 yr TBA
3.00% 10/1/48	7,450,000	7,128,033
4.00% 10/1/48	7,300,000	7,371,549
4.50% 10/1/48	200,000	206,414
5.00% 10/1/48	1,900,000	1,994,852
GNMA II S.F. 30 yr
3.00% 9/20/47	47,802,308	46,335,900
3.50% 9/20/47	68,672,487	68,335,909
3.50% 10/20/47	1,813,317	1,805,654
3.50% 11/20/47	190,060	189,128
3.50% 12/20/47	14,361,053	14,290,613
4.00% 8/20/47	6,133,973	6,266,909
5.00% 3/20/48	789,732	825,626
5.00% 5/20/48	2,553,993	2,672,132
5.00% 6/20/48	2,775,088	2,906,237
5.00% 7/20/48	495,971	519,328
5.00% 9/20/48	900,000	941,137
GNMA II S.F. 30 yr TBA
3.00% 10/20/48	3,200,000	3,099,000
4.00% 10/20/48	16,800,000	17,085,469
5.00% 10/20/48	5,300,000	5,534,597
5.00% 11/20/48	300,000	312,881

Total Agency Mortgage-Backed Securities (Cost $678,433,825)		657,096,508

CORPORATE BONDS–29.69%
Aerospace & Defense–0.61%
Boeing 4.875% 2/15/20	890,000	912,588
Harris
4.854% 4/27/35	580,000	596,904
5.054% 4/27/45	80,000	84,482
Lockheed Martin
3.55% 1/15/26	1,676,000	1,658,986
4.50% 5/15/36	240,000	250,919
Northrop Grumman
2.55% 10/15/22	1,520,000	1,466,842
2.93% 1/15/25	2,270,000	2,159,461
3.25% 1/15/28	660,000	621,838

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies
3.95% 8/16/25	2,050,000	$2,043,341
4.125% 11/16/28	1,330,000	1,323,626

		11,118,987

Agriculture–0.57%
Altria Group 5.375% 1/31/44	390,000	420,314
BAT Capital
3.557% 8/15/27	6,070,000	5,663,235
4.54% 8/15/47	1,230,000	1,137,439
Philip Morris International
2.50% 8/22/22	800,000	770,487
4.50% 3/20/42	2,340,000	2,284,818
Reynolds American 5.85% 8/15/45	200,000	218,253

		10,494,546

Airlines–0.05%
♦American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	251,654	245,589
♦American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	708,283	682,608

		928,197

Auto Manufacturers–0.64%
BMW US Capital 2.80% 4/11/26	2,144,000	1,995,832
Daimler Finance North America 2.70% 8/3/20	700,000	692,056
Ford Motor Credit
3.096% 5/4/23	1,366,000	1,283,654
3.20% 1/15/21	200,000	197,144
3.336% 3/18/21	1,939,000	1,912,517
General Motors 6.75% 4/1/46	191,000	207,407
General Motors Financial
2.45% 11/6/20	390,000	382,402
3.45% 4/10/22	1,140,000	1,122,122
3.70% 5/9/23	2,090,000	2,044,223
4.375% 9/25/21	643,000	654,849
Toyota Motor Credit 2.80% 7/13/22	1,225,000	1,201,843

		11,694,049

Banks–9.52%
ABN AMRO Bank 2.45% 6/4/20	430,000	424,880
Banco Santander
•3.457% (LIBOR03M + 1.12%) 4/12/23	600,000	601,561
3.80% 2/23/28	400,000	364,122
3.848% 4/12/23	1,000,000	978,001
4.379% 4/12/28	600,000	570,172

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank Nederlandse Gemeenten 1.625% 4/19/21	1,294,000	$1,249,327
Bank of America
3.30% 1/11/23	4,140,000	4,084,941
µ3.55% 3/5/24	1,600,000	1,582,592
µ3.593% 7/21/28	3,730,000	3,560,165
µ3.946% 1/23/49	2,140,000	1,962,992
4.25% 10/22/26	3,250,000	3,216,008
4.45% 3/3/26	8,611,000	8,634,897
5.00% 1/21/44	2,180,000	2,327,422
µBank of Montreal 3.803% 12/15/32	300,000	280,677
µBarclays 4.972% 5/16/29	1,300,000	1,282,490
BNP Paribas
µ4.375% 3/1/33	1,540,000	1,467,404
4.40% 8/14/28	1,790,000	1,760,070
4.625% 3/13/27	1,390,000	1,374,404
BPCE 5.15% 7/21/24	780,000	794,270
Citigroup
3.30% 4/27/25	4,070,000	3,914,937
4.45% 9/29/27	16,000,000	15,832,526
4.75% 5/18/46	620,000	607,060
Commonwealth Bank of Australia 3.90% 7/12/47	2,290,000	2,120,164
Compass Bank 3.875% 4/10/25	892,000	857,098
Cooperatieve Rabobank
2.25% 1/14/20	250,000	247,570
2.50% 1/19/21	648,000	635,084
4.375% 8/4/25	4,000,000	3,966,878
4.75% 1/15/20	410,000	417,920
5.25% 8/4/45	780,000	822,271
µ11.00% 12/29/49	1,520,000	1,610,060
µCredit Agricole 4.00% 1/10/33	1,130,000	1,050,662
Credit Suisse Group
µ3.869% 1/12/29	670,000	631,226
4.282% 1/9/28	1,610,000	1,567,632
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	1,139,000	1,130,389
4.55% 4/17/26	2,881,000	2,899,412
Goldman Sachs Group
3.50% 11/16/26	4,000,000	3,799,934
µ3.691% 6/5/28	3,000,000	2,858,416
µ4.223% 5/1/29	2,230,000	2,201,632
4.25% 10/21/25	1,340,000	1,328,990
4.75% 10/21/45	3,090,000	3,150,241
5.15% 5/22/45	800,000	818,246
5.25% 7/27/21	2,380,000	2,492,831
6.25% 2/1/41	1,660,000	1,999,079
6.75% 10/1/37	750,000	903,764
HSBC Bank USA 4.875% 8/24/20	710,000	728,405
HSBC Holdings 3.40% 3/8/21	1,340,000	1,337,855

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings (continued)
µ4.041% 3/13/28	3,410,000	$3,288,478
4.30% 3/8/26	910,000	906,905
µ4.583% 6/19/29	4,330,000	4,335,119
µ6.875% 12/29/49	566,000	587,225
ING Bank 2.50% 10/1/19	550,000	546,984
Intesa Sanpaolo
3.125% 7/14/22	2,010,000	1,869,341
3.375% 1/12/23	630,000	583,812
3.875% 7/14/27	4,080,000	3,488,161
3.875% 1/12/28	1,320,000	1,117,166
4.375% 1/12/48	2,630,000	2,000,163
JPMorgan Chase & Co.
3.625% 12/1/27	1,570,000	1,483,525
4.125% 12/15/26	2,000,000	1,988,690
µ4.203% 7/23/29	1,170,000	1,167,916
4.25% 10/1/27	7,738,000	7,713,814
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	967,327
Lloyds Bank 2.70% 8/17/20	200,000	198,198
Lloyds Banking Group
µ2.907% 11/7/23	2,120,000	2,024,434
3.10% 7/6/21	233,000	229,781
4.375% 3/22/28	360,000	351,839
4.65% 3/24/26	2,810,000	2,765,261
Morgan Stanley
µ3.772% 1/24/29	1,990,000	1,912,409
5.50% 7/24/20	170,000	176,456
Royal Bank of Canada
2.15% 10/26/20	820,000	803,832
3.20% 4/30/21	930,000	928,629
Royal Bank of Scotland Group
µ4.519% 6/25/24	2,580,000	2,575,385
µ4.892% 5/18/29	620,000	617,360
Santander UK 2.375% 3/16/20	490,000	483,973
Santander UK Group Holdings
2.875% 10/16/20	635,000	627,239
3.125% 1/8/21	1,210,000	1,196,199
State Street 3.10% 5/15/23	730,000	714,323
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,008,763
Toronto-Dominion Bank 3.25% 6/11/21	1,130,000	1,130,067
UBS 4.50% 6/26/48	200,000	207,626
UBS Group Funding Switzerland
3.491% 5/23/23	1,820,000	1,784,478
4.125% 4/15/26	1,176,000	1,167,338
4.253% 3/23/28	4,080,000	4,047,089
US Bancorp 2.35% 1/29/21	713,000	699,575
US Bank 3.15% 4/26/21	920,000	918,355
•Wachovia Capital Trust III 5.57% 3/29/49	1,850,000	1,834,738

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.
3.00% 10/23/26	1,390,000	$1,291,211
4.125% 8/15/23	2,460,000	2,492,767
4.30% 7/22/27	3,004,000	2,998,065
4.40% 6/14/46	2,750,000	2,596,500
4.60% 4/1/21	2,410,000	2,479,233
4.65% 11/4/44	30,000	29,266
4.75% 12/7/46	3,140,000	3,135,211
4.90% 11/17/45	1,630,000	1,655,141
Westpac Banking 2.60% 11/23/20	970,000	956,282

		174,528,326

Beverages–0.50%
Anheuser-Busch InBev Finance
3.30% 2/1/23	1,350,000	1,336,032
4.90% 2/1/46	6,020,000	6,110,912
Diageo Investment 2.875% 5/11/22	900,000	884,419
PepsiCo 4.45% 4/14/46	769,000	812,532

		9,143,895

Biotechnology–0.37%
Amgen
2.125% 5/1/20	200,000	196,940
3.875% 11/15/21	570,000	578,583
Celgene 3.25% 8/15/22	2,818,000	2,781,929
Gilead Sciences
3.65% 3/1/26	2,090,000	2,054,362
4.75% 3/1/46	1,190,000	1,229,417

		6,841,231

Chemicals–0.25%
Equate Petrochemical 4.25% 11/3/26	2,900,000	2,858,385
OCP 4.50% 10/22/25	1,257,000	1,211,434
Syngenta Finance 3.933% 4/23/21	460,000	458,983

		4,528,802

Commercial Services–0.20%
DP World 5.625% 9/25/48	3,660,000	3,632,901

		3,632,901

Computers–0.65%
Apple
1.55% 8/4/21	730,000	700,544
2.00% 11/13/20	950,000	933,380
2.45% 8/4/26	3,950,000	3,646,484
Dell International
3.48% 6/1/19	1,690,000	1,694,547
4.42% 6/15/21	4,840,000	4,915,989

		11,890,944

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.38%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	$1,615,667
International Lease Finance 8.625% 1/15/22	590,000	671,041
Visa
3.15% 12/14/25	2,120,000	2,057,563
4.30% 12/14/45	2,560,000	2,653,380

		6,997,651

Electric–1.46%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	283,521
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,702,817
4.875% 1/15/24	380,000	387,136
DTE Energy 3.30% 6/15/22	1,263,000	1,246,295
Duke Energy
2.40% 8/15/22	1,470,000	1,407,616
3.15% 8/15/27	1,840,000	1,714,495
3.75% 9/1/46	1,555,000	1,372,088
FirstEnergy
2.85% 7/15/22	2,190,000	2,118,951
3.90% 7/15/27	2,120,000	2,066,041
7.375% 11/15/31	3,010,000	3,893,874
Pacific Gas & Electric
5.80% 3/1/37	892,000	997,925
6.05% 3/1/34	3,330,000	3,794,823
Perusahaan Listrik Negara
4.125% 5/15/27	1,300,000	1,221,033
5.45% 5/21/28	690,000	711,412
6.15% 5/21/48	2,550,000	2,655,875
Southern 3.25% 7/1/26	1,200,000	1,121,068

		26,694,970

Environmental Control–0.05%
Waste Management 2.40% 5/15/23	960,000	916,436

		916,436

Food–0.46%
Danone
2.077% 11/2/21	1,040,000	996,101
2.589% 11/2/23	2,160,000	2,034,193
2.947% 11/2/26	360,000	331,129
Kraft Heinz Foods 3.00% 6/1/26	2,992,000	2,735,700
Smithfield Foods 2.70% 1/31/20	2,320,000	2,284,970

		8,382,093

Health Care Products–0.34%
Abbott Laboratories
3.75% 11/30/26	40,000	39,957
4.75% 11/30/36	650,000	693,851
4.90% 11/30/46	1,220,000	1,330,151

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Becton Dickinson and Co.
3.363% 6/6/24	1,220,000	$1,180,248
3.734% 12/15/24	313,000	306,964
4.685% 12/15/44	660,000	653,196
Medtronic
3.50% 3/15/25	1,050,000	1,042,163
4.625% 3/15/45	940,000	997,906

		6,244,436

Health Care Services–0.66%
Aetna 3.875% 8/15/47	470,000	416,175
Anthem
2.95% 12/1/22	1,230,000	1,197,045
3.125% 5/15/22	320,000	315,227
3.35% 12/1/24	430,000	417,550
3.65% 12/1/27	1,430,000	1,361,096
Halfmoon Parent
3.40% 9/17/21	720,000	717,631
3.75% 7/15/23	1,910,000	1,906,225
4.125% 11/15/25	550,000	549,272
4.375% 10/15/28	1,380,000	1,378,753
Humana
3.95% 3/15/27	1,220,000	1,201,272
4.80% 3/15/47	50,000	51,194
4.95% 10/1/44	220,000	229,293
UnitedHealth Group
2.70% 7/15/20	850,000	844,876
3.75% 7/15/25	810,000	814,578
3.875% 10/15/20	610,000	618,669

		12,018,856

Household Products & Wares–0.11%
Reckitt Benckiser Treasury Services 2.375% 6/24/22	2,150,000	2,065,000

		2,065,000

Housewares–0.11%
Newell Brands
3.15% 4/1/21	690,000	679,340
3.85% 4/1/23	390,000	382,100
4.20% 4/1/26	1,000,000	952,011

		2,013,451

Insurance–0.29%
American International Group 3.75% 7/10/25	450,000	438,255
Brighthouse Financial 3.70% 6/22/27	1,270,000	1,129,476
Chubb INA Holdings 3.35% 5/3/26	590,000	574,062
MetLife 6.40% 12/15/36	1,600,000	1,700,000
Nuveen Finance 2.95% 11/1/19	1,099,000	1,097,782

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Reliance Standard Life Global Funding II 2.50% 1/15/20	320,000	$316,797

		5,256,372

Internet–0.31%
Amazon.com
3.15% 8/22/27	1,250,000	1,199,989
3.875% 8/22/37	500,000	491,148
4.05% 8/22/47	610,000	603,429
4.95% 12/5/44	630,000	707,233
Tencent Holdings 3.595% 1/19/28	2,890,000	2,738,614

		5,740,413

Investment Companies–0.02%
Temasek Financial I 2.375% 1/23/23	368,000	353,284

		353,284

Iron, Steel–0.24%
Vale Overseas 6.25% 8/10/26	4,070,000	4,470,488

		4,470,488

Lodging–0.09%
Sands China
4.60% 8/8/23	620,000	621,425
5.125% 8/8/25	1,010,000	1,009,169

		1,630,594

Manufacturing–0.67%
Eaton
2.75% 11/2/22	1,660,000	1,612,566
4.15% 11/2/42	1,170,000	1,112,422
General Electric
4.50% 3/11/44	450,000	425,386
5.55% 5/4/20	362,000	375,172
5.875% 1/14/38	650,000	726,859
6.00% 8/7/19	1,016,000	1,042,458
6.875% 1/10/39	5,560,000	6,956,945

		12,251,808

Media–0.66%
21st Century Fox America 6.65% 11/15/37	460,000	609,962
Charter Communications Operating
3.579% 7/23/20	630,000	630,617
4.20% 3/15/28	2,120,000	2,032,109
4.908% 7/23/25	2,401,000	2,441,437
5.375% 4/1/38	540,000	526,815
5.375% 5/1/47	740,000	703,639
6.484% 10/23/45	1,210,000	1,304,991
Comcast
3.15% 3/1/26	2,166,000	2,046,891
3.375% 8/15/25	1,000,000	966,502

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Warner Media 3.80% 2/15/27	840,000	$804,930

		12,067,893

Mining–1.13%
Anglo American Capital
3.625% 9/11/24	1,900,000	1,810,818
4.00% 9/11/27	930,000	858,440
Barrick Gold 5.25% 4/1/42	10,000	10,450
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,452,182
BHP Billiton Finance USA
2.875% 2/24/22	492,000	484,348
5.00% 9/30/43	480,000	534,029
µ6.25% 10/19/75	1,150,000	1,202,325
µ6.75% 10/19/75	920,000	1,010,850
Glencore Finance Canada 4.25% 10/25/22	820,000	826,533
Glencore Funding
2.875% 4/16/20	280,000	276,511
4.00% 3/27/27	550,000	517,155
4.125% 5/30/23	110,000	109,981
4.625% 4/29/24	1,380,000	1,393,669
Nacional del Cobre de Chile 3.625% 8/1/27	3,130,000	3,000,825
Southern Copper 5.25% 11/8/42	6,150,000	6,238,591

		20,726,707

Oil & Gas–4.15%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,619,984
6.60% 3/15/46	4,500,000	5,310,015
Apache
4.75% 4/15/43	3,700,000	3,508,221
5.10% 9/1/40	400,000	396,908
6.00% 1/15/37	2,223,000	2,436,171
BP Capital Markets
3.119% 5/4/26	2,820,000	2,691,693
3.216% 11/28/23	1,520,000	1,492,294
3.245% 5/6/22	800,000	795,182
Chevron 2.954% 5/16/26	997,000	953,053
Cimarex Energy 3.90% 5/15/27	330,000	315,819
CNOOC Finance 2015 Australia 2.625% 5/5/20	488,000	481,516
CNOOC Finance 2015 USA
3.50% 5/5/25	4,100,000	3,938,116
4.375% 5/2/28	1,830,000	1,842,675
Concho Resources
3.75% 10/1/27	100,000	95,629
4.30% 8/15/28	800,000	798,349
ConocoPhillips 4.30% 11/15/44	1,050,000	1,081,925
Continental Resources 3.80% 6/1/24	510,000	500,768

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Devon Energy
3.25% 5/15/22	370,000	$363,806
5.00% 6/15/45	2,025,000	2,001,997
5.85% 12/15/25	2,260,000	2,466,554
Ecopetrol 5.875% 5/28/45	8,070,000	8,011,493
Exxon Mobil
3.043% 3/1/26	1,150,000	1,116,560
4.114% 3/1/46	1,460,000	1,483,658
KazMunayGas National
5.375% 4/24/30	1,850,000	1,885,705
5.75% 4/19/47	2,500,000	2,471,995
Noble Energy
3.85% 1/15/28	720,000	681,394
4.95% 8/15/47	350,000	336,435
5.05% 11/15/44	1,200,000	1,166,532
Occidental Petroleum
3.00% 2/15/27	820,000	779,909
3.125% 2/15/22	370,000	366,511
4.10% 2/15/47	1,090,000	1,058,893
4.40% 4/15/46	380,000	387,460
4.625% 6/15/45	1,170,000	1,218,409
Pertamina Persero 6.00% 5/3/42	1,790,000	1,842,187
Petroleos del Peru 4.75% 6/19/32	6,390,000	6,209,163
Petroleos Mexicanos
5.50% 6/27/44	790,000	670,631
5.625% 1/23/46	2,710,000	2,307,294
6.375% 1/23/45	900,000	835,650
6.625% 6/15/35	1,746,000	1,743,381
6.875% 8/4/26	365,000	385,951
Shell International Finance
1.875% 5/10/21	850,000	822,955
2.875% 5/10/26	804,000	764,354
4.00% 5/10/46	4,020,000	3,943,455
Sinopec Group Overseas Development 2014 4.375% 4/10/24	1,410,000	1,431,030

		76,011,680

Oil & Gas Services–0.18%
Halliburton
3.80% 11/15/25	1,120,000	1,112,124
5.00% 11/15/45	290,000	310,874
Schlumberger Holdings
3.00% 12/21/20	660,000	655,670
4.00% 12/21/25	1,270,000	1,271,714

		3,350,382

Pharmaceuticals–1.17%
AbbVie 3.60% 5/14/25	610,000	591,259

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Allergan Funding
3.80% 3/15/25	790,000	$774,697
4.55% 3/15/35	1,640,000	1,599,801
4.75% 3/15/45	308,000	300,562
Cardinal Health
2.616% 6/15/22	390,000	373,460
3.079% 6/15/24	510,000	482,395
CVS Health
3.35% 3/9/21	2,200,000	2,196,753
3.70% 3/9/23	2,370,000	2,359,987
3.875% 7/20/25	2,380,000	2,348,817
4.10% 3/25/25	1,040,000	1,038,679
4.30% 3/25/28	6,640,000	6,600,644
5.05% 3/25/48	210,000	215,621
5.125% 7/20/45	1,110,000	1,145,275
Eli Lilly & Co. 3.10% 5/15/27	460,000	443,569
Johnson & Johnson 3.70% 3/1/46	1,040,000	992,094

		21,463,613

Pipelines–0.77%
Energy Transfer Partners
4.95% 6/15/28	220,000	224,403
5.875% 3/1/22	1,308,000	1,385,009
Enterprise Products Operating 3.95% 2/15/27	1,783,000	1,783,724
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	351,194
4.25% 9/1/24	1,080,000	1,089,936
MPLX
4.00% 3/15/28	1,520,000	1,464,800
4.50% 4/15/38	980,000	926,577
4.70% 4/15/48	1,710,000	1,599,687
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,000,000	4,879,207
Williams 5.25% 3/15/20	440,000	451,718

		14,156,255

Retail–0.30%
McDonald’s
3.50% 3/1/27	290,000	282,154
3.70% 1/30/26	890,000	883,263
4.875% 12/9/45	1,390,000	1,459,151
TJX 2.25% 9/15/26	560,000	507,677
Walgreens Boots Alliance 4.80% 11/18/44	386,000	376,096
Walmart 3.70% 6/26/28	1,940,000	1,942,887

		5,451,228

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Savings & Loans–0.08%
µNationwide Building Society 4.363% 8/1/24	1,510,000	$1,503,719

		1,503,719

Semiconductors–0.13%
Broadcom
3.125% 1/15/25	790,000	734,990
3.875% 1/15/27	110,000	103,739
Texas Instruments 4.15% 5/15/48	1,540,000	1,550,224

		2,388,953

Software–0.72%
Microsoft
1.55% 8/8/21	1,250,000	1,200,279
2.40% 2/6/22	1,840,000	1,798,249
2.40% 8/8/26	4,900,000	4,522,841
2.70% 2/12/25	310,000	297,545
2.875% 2/6/24	1,780,000	1,741,417
3.30% 2/6/27	1,040,000	1,021,165
3.45% 8/8/36	40,000	38,212
3.70% 8/8/46	280,000	268,499
3.75% 2/12/45	110,000	106,872
4.10% 2/6/37	1,240,000	1,283,292
salesforce.com 3.25% 4/11/23	920,000	913,915

		13,192,286

Telecommunications–1.46%
America Movil
3.125% 7/16/22	950,000	931,877
5.00% 3/30/20	1,014,000	1,039,284
AT&T
3.60% 2/17/23	1,321,000	1,313,792
4.125% 2/17/26	2,601,000	2,574,062
4.35% 6/15/45	650,000	562,032
4.50% 3/9/48	1,160,000	1,016,073
4.75% 5/15/46	270,000	247,591
Bharti Airtel 4.375% 6/10/25	660,000	612,433
Deutsche Telekom International Finance 2.82% 1/19/22	380,000	371,464
Sprint Spectrum 3.36% 9/20/21	3,750,000	3,745,313
Telefonica Emisiones
4.103% 3/8/27	680,000	654,827
5.213% 3/8/47	490,000	481,151
Verizon Communications
3.50% 11/1/24	530,000	523,338
3.85% 11/1/42	890,000	772,597
4.125% 3/16/27	760,000	764,819
4.125% 8/15/46	80,000	72,054
4.329% 9/21/28	2,170,000	2,186,012
4.40% 11/1/34	910,000	889,943
4.50% 8/10/33	850,000	845,270

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
4.522% 9/15/48	330,000	$315,078
4.862% 8/21/46	580,000	580,758
5.25% 3/16/37	560,000	598,846
5.50% 3/16/47	120,000	131,888
Vodafone Group
4.375% 5/30/28	4,030,000	3,978,207
5.25% 5/30/48	1,640,000	1,652,734

		26,861,443

Textiles–0.07%
Cintas No. 2
2.90% 4/1/22	600,000	585,801
3.70% 4/1/27	690,000	673,219

		1,259,020

Transportation–0.29%
Union Pacific
3.75% 7/15/25	650,000	651,003
3.95% 9/10/28	2,130,000	2,143,640
4.50% 9/10/48	1,560,000	1,597,566
United Parcel Service
3.05% 11/15/27	340,000	325,613
3.125% 1/15/21	660,000	661,141

		5,378,963

Trucking & Leasing–0.03%
Aviation Capital Group 6.75% 4/6/21	606,000	648,351

		648,351

Total Corporate Bonds (Cost $564,2 58,027)		544,298,223

NON-AGENCY ASSET-BACKED SECURITIES–4.98%
•ACIS CLO Series 2015-6A A1 3.933% (LIBOR03M + 1.59%) 5/1/27	1,490,000	1,490,407
•AMMC CLO XII Series 2013-12A AR 3.541% (LIBOR03M + 1.20%) 11/10/30	2,000,000	2,000,496
•Apidos CLO XVIII Series 2014-18A A1R 3.467% (LIBOR03M + 1.12%) 7/22/26	2,000,000	1,999,298
•Apidos CLO XXII Series 2015-22A A1 3.848% (LIBOR03M + 1.50%) 10/20/27	3,250,000	3,249,681
Applebee’s Funding Series 2014-1 A2 4.277% 9/5/44	2,435,400	2,399,259

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ares XXXIII CLO Series 2015-1A A1R 3.666% (LIBOR03M + 1.35%) 12/5/25	1,500,000	$1,502,209
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	1,001,000	998,368
BlueMountain CLO
•Series 2014-3A A1R 3.479% (LIBOR03M + 1.14%) 10/15/26	1,000,000	999,491
•Series 2015-1A A1R 3.667% (LIBOR03M + 1.33%) 4/13/27	2,250,000	2,248,850
•Series 2015-3A A1R 3.348% (LIBOR03M + 1.00%) 4/20/31	4,500,000	4,462,524
•BlueMountain Fuji US CLO I Series 2017-1A C 4.698% (LIBOR03M + 2.35%) 7/20/29	2,000,000	2,003,108
•BlueMountain Fuji US CLO II Series 2017-2A A2 3.959% (LIBOR03M + 1.60%) 10/20/30	1,500,000	1,503,935
•Carlyle US CLO Series 2017-2A A1B 3.568% (LIBOR03M + 1.22%) 7/20/31	2,500,000	2,500,110
•Catskill Park CLO Series 2017-1A A2 4.048% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,503,037
CBAM
•Series 2017-1A A1 3.598% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,771,755
•Series 2017-2A B1 4.086% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,251,429
•CIFC Funding Series 2017-4A A2 4.042% (LIBOR03M + 1.70%) 10/24/30	2,000,000	1,999,170
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 2.298% (LIBOR01M + 0.14%) 1/15/37	2,344,091	2,215,356
•Denali Capital CLO X LLC Series 2013-1A A1LR 3.385% (LIBOR03M + 1.05%) 10/26/27	4,250,000	4,245,414
KKR CLO
•Series 18 A 3.603% (LIBOR03M + 1.27%) 7/18/30	3,000,000	3,005,397

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
KKR CLO (continued)
Series 21 A 3.345% (LIBOR03M + 1.00%) 4/15/31	2,000,000	$1,984,356
•Magnetite XVIII Series 2016-18A A 3.714% (LIBOR03M + 1.40%) 11/15/28	1,500,000	1,500,924
•Neuberger Berman Loan Advisers CLO 24 Series 2017-24A C 4.792% (LIBOR03M + 2.45%) 4/19/30	1,000,000	1,001,519
•OZLM XI Series 2015-11A BR 4.639% (LIBOR03M + 2.30%) 10/30/30	1,250,000	1,249,843
•Regatta VII Funding Series 2016-1A B2 4.138% (LIBOR03M + 1.80%) 12/20/28	2,750,000	2,752,615
SBA Small Business Investment Series 2018-10B 1 3.548% 9/11/28	1,360,000	1,358,575
•Seneca Park CLO Series 2014-1A AR 3.456% (LIBOR03M + 1.12%) 7/17/26	1,500,000	1,499,233
•SLC Student Loan Trust Series 2008-1 A4A 3.934% (LIBOR03M + 1.60%) 12/15/32	4,574,310	4,752,054
SLM Private Credit Student Loan Trust
•Series 2005-B A4 2.664% (LIBOR03M + 0.33%) 6/15/39	2,397,304	2,367,865
•Series 2006-A A5 2.624% (LIBOR03M + 0.29%) 6/15/39	3,437,919	3,354,160
•SLM Private Educational Loan Trust Series 2012-E A2B 3.908% (LIBOR01M + 1.75%) 6/15/45	899,759	899,822
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 2.516% (LIBOR01M + 0.30%) 7/25/36	3,310,350	3,305,310
•TCI-Symphony CLO Series 2016-1A B1 4.137% (LIBOR03M + 1.80%) 10/13/29	2,500,000	2,498,330
Towd Point Mortgage Trust
•Series 2015-6 A1B 2.75% 4/25/55	3,057,415	2,993,755
•Series 2016-1 A1B 2.75% 2/25/55	261,632	257,557

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
•Series 2016-2 A1 3.00% 8/25/55	257,788	$253,308
•Venture XXIV CLO Series 2016-24A A1D 3.768% (LIBOR03M + 1.42%) 10/20/28	1,000,000	1,000,171
•Venture XXX CLO Series 2017-30A C 4.289% (LIBOR03M + 1.95%) 1/15/31	1,825,000	1,822,474
Voya CLO
•Series 2013-1A A1AR 3.549% (LIBOR03M + 1.21%) 10/15/30	4,625,000	4,626,910
•Series 2014-2A A1R 3.586% (LIBOR03M + 1.25%) 4/17/30	3,000,000	3,003,912
•Whitehorse XII Series 2018-12A A 3.676% (LIBOR03M + 1.25%) 10/15/31	2,440,000	2,440,000

Total Non-Agency Asset-Backed Securities (Cost $90,923,694)		91,271,987

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.72%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 2.756% (LIBOR01M + 0.54%) 11/25/35	2,382,528	2,364,806
•Bear Stearns ALT-A Trust Series 2004-7 2A1 4.356% 8/25/34	1,650,713	1,671,003
•CSMC Trust Series 2018-J1 A2 3.50% 2/25/48	18,081,493	17,559,697
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	1,622,824	1,579,809
•Impac CMB Trust Series 2007-A A 2.716% (LIBOR01M + 0.50%) 5/25/37	3,807,885	3,794,101
JP Morgan Mortgage Trust
•Series 2017-5 A2 3.172% 10/26/48	4,430,355	4,404,215
•Series 2018-4 A1 3.50% 10/25/48	3,536,606	3,430,377
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 2.586% (LIBOR01M + 0.37%) 8/25/36	2,153,711	2,140,244
New Residential Mortgage Loan Trust
•Series 2014-2A A3 3.75% 5/25/54	2,318,792	2,319,145
•Series 2015-1A A3 3.75% 5/28/52	1,283,399	1,284,073

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
New Residential Mortgage Loan Trust (continued)
•Series 2015-2A A1 3.75% 8/25/55	412,629	$411,663
•Series 2015-2A A2 3.75% 8/25/55	5,120,891	5,083,136
•Series 2016-3A A1B 3.25% 9/25/56	2,738,633	2,691,764
•Series 2016-3A B1 4.00% 9/25/56	4,941,478	4,983,975
•Series 2016-4A B2 4.75% 11/25/56	2,353,892	2,405,845
•Series 2017-1A A1 4.00% 2/25/57	7,127,762	7,147,838
•Series 2017-4A A1 4.00% 5/25/57	7,545,140	7,580,650
•Series 2017-6A A1 4.00% 8/27/57	13,223,267	13,263,345
•♦Opteum Mortgage Acceptance Asset-Backed Pass Through Certificates Series 2005-1 M5 3.416% (LIBOR01M + 1.20%) 2/25/35	1,921,000	1,919,255
•♦Structured Asset Securities Mortgage Pass Through Certificates Series 2004-S3 M1 3.191% (LIBOR01M + 0.975%) 11/25/34	444,074	444,113

Total Non-Agency Collateralized Mortgage Obligations (Cost $88,182,677)		86,479,054

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.41%
BX Trust
•Series 2017-APPL A 3.038% (LIBOR01M + 0.88%) 7/15/34	1,329,429	1,329,430
•Series 2017-IMC A 3.208% (LIBOR01M + 1.05%) 10/15/32	6,610,000	6,616,303
CD Mortgage Trust
Series 2016-CD1 A4 2.724% 8/10/49	2,560,000	2,383,601
CHT-COSMO Mortgage Trust
•Series 2017-CSMO A 3.088% (LIBOR01M + 0.93%) 11/15/36	930,000	931,160
Citigroup Commercial Mortgage Trust
•*Series 2013-GC11 XA 1.547% 4/10/46	11,944,232	609,287

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2014-GC25 A4 3.635% 10/10/47	889,000	$890,130
Series 2016-P3 A4 3.329% 4/15/49	758,000	737,817
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	775,000	759,161
Series 2014-CR16 A4 4.051% 4/10/47	774,000	792,736
Series 2014-CR19 A5 3.796% 8/10/47	1,143,000	1,156,464
Series 2014-CR20 A4 3.59% 11/10/47	402,000	401,759
Series 2014-CR20 AM 3.938% 11/10/47	1,580,000	1,587,523
Series 2015-CR23 A4 3.497% 5/10/48	418,000	414,942
CSMC
Series 2014-USA B 4.185% 9/15/37	6,440,000	6,418,845
CSMC Trust
Series 2017-LSTK A 2.761% 4/5/33	1,350,000	1,326,486
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	925,000	899,383
DB-UBS Mortgage Trust
•Series 2011-LC1A C 5.884% 11/10/46	948,000	991,968
GRACE Mortgage Trust
Series 2014-GRCE A 3.369% 6/10/28	1,986,000	1,986,610
GS Mortgage Securities Trust
•Series 2010-C1 C 5.635% 8/10/43	437,000	445,043
•Series 2013-PEMB A 3.668% 3/5/33	5,000,000	4,800,369
Series 2014-GC24 A5 3.931% 9/10/47	1,448,000	1,473,141
Series 2015-GC32 A4 3.764% 7/10/48	512,000	515,318
Hospitality Mortgage Trust
•Series 2017-HIT A 2.983% (LIBOR01M + 0.85%) 5/8/30	1,340,000	1,340,829
Hudson Yards Mortgage Trust
Series 2016-10HY A 2.835% 8/10/38	4,350,000	4,053,796
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,796,637

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,704,000	$1,637,711
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	686,000	670,809
•Series 2015-FL7 C 5.008% (LIBOR01M + 2.85%) 5/15/28	1,501,487	1,503,531
Series 2015-JP1 A5 3.914% 1/15/49	1,298,000	1,312,435
•Series 2016-JP3 C 3.618% 8/15/49	1,140,000	1,062,182
LB-UBS Commercial Mortgage Trust
•Series 2006-C6 AJ 5.452% 9/15/39	480,172	331,319
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.255% 2/15/46	3,000,000	2,953,330
Series 2014-C17 A5 3.741% 8/15/47	717,000	722,885
Series 2015-C23 A4 3.719% 7/15/50	1,618,000	1,623,290
Series 2015-C26 A5 3.531% 10/15/48	1,271,800	1,258,432
Series 2016-C29 A4 3.325% 5/15/49	710,000	690,409
Morgan Stanley Capital I Trust
•Series 2015-MS1 A4 3.779% 5/15/48	1,750,000	1,752,716
MSCG Trust
Series 2016-SNR C 5.205% 11/15/34	892,500	886,532
Rosslyn Portfolio Trust
•Series 2017-ROSS A 3.108% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,491,854
VNDO Trust
Series 2016-350P A 3.805% 1/10/35	1,080,000	1,070,111
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	474,000	477,303
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,475,585
Series 2015-NXS3 A4 3.617% 9/15/57	645,000	640,432
•*Series 2016-BNK1 XA 1.928% 8/15/49	17,773,240	1,919,510
•*Series 2016-C36 XA 1.485% 11/15/59	42,176,299	3,273,113

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust
•Series 2014-C20 C 4.513% 5/15/47	3,603,000	$3,477,368

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $84,863,077)		80,889,595

ΔREGIONAL BONDS–0.24%
Canada–0.16%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,337,574
Province of Manitoba Canada 2.125% 6/22/26	872,000	794,068
Province of Quebec Canada 2.50% 4/20/26	959,000	904,578

		3,036,220

Japan–0.08%
Japan Finance Organization For Municipalities 2.125% 4/13/21	1,468,000	1,423,291

		1,423,291

Total Regional Bonds (Cost $4,821,012)		4,459,511

ΔSOVEREIGN BONDS–5.36%
Colombia–0.34%
Colombia Government International Bond
3.875% 4/25/27	2,040,000	1,981,350
5.00% 6/15/45	630,000	630,945
5.625% 2/26/44	3,420,000	3,685,050

		6,297,345

India–0.07%
Export-Import Bank of India 3.375% 8/5/26	1,300,000	1,190,002

		1,190,002

Indonesia–0.59%
Indonesia Government International Bond
3.85% 7/18/27	2,110,000	2,014,198
4.625% 4/15/43	950,000	893,550
4.75% 7/18/47	400,000	384,227
4.875% 5/5/21	290,000	299,195
5.125% 1/15/45	3,840,000	3,855,848
5.125% 1/15/45	2,130,000	2,138,790
5.25% 1/8/47	1,270,000	1,298,335

		10,884,143

Kazakhstan–0.17%
Kazakhstan Government International Bond 4.875% 10/14/44	3,040,000	3,116,319

		3,116,319

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Kuwait–0.13%
Kuwait International Government Bond 3.50% 3/20/27	2,460,000	$2,415,474

		2,415,474

Mexico–1.48%
Mexico Government International Bond
4.00% 10/2/23	11,080,000	11,166,923
4.75% 3/8/44	16,670,000	15,969,860

		27,136,783

Panama–0.32%
Panama Government International Bond
4.50% 5/15/47	3,130,000	3,142,551
6.70% 1/26/36	2,230,000	2,796,442

		5,938,993

Peru–0.39%
Peruvian Government International Bond 6.55% 3/14/37	5,570,000	7,059,975

		7,059,975

Poland–0.55%
Republic of Poland Government International Bond 4.00% 1/22/24	9,860,000	10,067,435

		10,067,435

Russia–0.52%
Russian Foreign Bond - Eurobond 5.625% 4/4/42	5,200,000	5,480,436
5.875% 9/16/43	3,800,000	4,121,959

		9,602,395

Saudi Arabia–0.29%
Saudi Government International Bond 2.875% 3/4/23	5,400,000	5,223,042

		5,223,042

United Arab Emirates–0.30%
Abu Dhabi Government International Bond 2.50% 10/11/22	5,700,000	5,495,797

		5,495,797

Uruguay–0.21%
Uruguay Government International Bond 5.10% 6/18/50	3,840,000	3,931,200

		3,931,200

Total Sovereign Bonds (Cost $102,018,409)		98,358,903

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANK–0.02%
FMS Wertmanagement 1.375% 6/8/21	476,000	$456,314

Total Supranational Bank (Cost $477,432)		456,314

U.S. TREASURY OBLIGATIONS–7.07%
U.S. Treasury Bonds
2.50% 2/15/45	7,500,000	6,570,410
2.875% 8/15/45	17,070,000	16,077,473
3.00% 5/15/45	12,640,000	12,199,576
3.00% 2/15/48	1,850,000	1,780,806
3.00% 8/15/48	18,090,000	17,413,038
3.125% 5/15/48	8,730,000	8,615,760
3.75% 11/15/43	23,550,000	25,791,849
U.S. Treasury Inflation Index Bond 1.00% 2/15/46	7,636,433	7,550,622
U.S. Treasury Notes
1.875% 8/31/22	840,000	807,483
2.00% 6/30/24	7,070,000	6,706,005
2.75% 8/31/23	19,250,000	19,083,443
2.875% 4/30/25	7,070,000	7,015,318

Total U.S. Treasury Obligations (Cost $132,685,308)		129,611,783

	Number of Contracts
OPTIONS PURCHASED–0.00%
Futures Call Options–0.00%
U.S. Treasury 5 yr Notes strike price $112.75, expiration date 10/26/18, notional amount $40,590,000	360	47,813
U.S. Treasury Bond strike price $142, expiration date 10/26/18, notional amount $15,052,000	106	41,406

Total Options Purchased (Cost $132,934)		89,219

	Number of Shares
MONEY MARKET FUND–4.92%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.96%)	90,133,014	90,133,014

Total Money Market Fund (Cost $90,133,014)		90,133,014

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–3.74%
≠Discount Notes–2.81%
Federal Home Loan Bank
0.792% 10/4/18	25,000,000	$24,995,625
1.898% 10/26/18	2,390,000	2,386,515
2.037% 12/5/18	16,680,000	16,614,648
2.106% 12/21/18	7,460,000	7,423,573

		51,420,361

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper–0.93%
BPCE Corp 2.365% 10/1/18	17,090,000	$17,086,955

		17,086,955

Total Short-Term Investments (Cost $68,514,381)		68,507,316

TOTAL INVESTMENTS–104.84% (Cost $1,977,141,155)		1,922,144,464

	Number of Contracts
OPTIONS WRITTEN–0.00%
Futures Call Options–0.00%
U.S. Treasury 5 yr Notes strike price $113, expiration date 11/23/18, notional amount $(35,256,000)	(312)	(53,625)
U.S. Treasury 10 yr Notes strike price $120.50, expiration date 11/23/18, notional amount $(32,655,500)	(271)	(33,875)

Total Options Written (Premiums received $274,169)		(87,500)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.84%)		(88,716,763)

NET ASSETS APPLICABLE TO 189,407,925 SHARES OUTSTANDING–100.00%		$1,833,340,201

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $1,547,753 cash collateral held at broker for futures contracts, $8,425,660 cash collateral held at broker for swap contracts, $129,869 variation margin due from broker on swap contracts, and $519,167 variation margin due from broker for futures contracts as of September 30, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in Notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at September 30, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(1,194)	90 Day IMM Eurodollar	$(290,559,900)	$(291,318,976)	12/18/18	$759,076	$—
4,964	90 Day IMM Eurodollar	1,202,032,600	1,204,075,526	12/17/19	—	(2,042,926)
1,655	90 Day IMM Eurodollar	400,634,125	402,261,479	6/16/20	—	(1,627,354)
1,495	U.S. Treasury 2 yr Notes	315,047,891	316,215,702	1/2/19	—	(1,167,811)
1,511	U.S. Treasury 5 yr Notes	169,952,086	171,340,059	1/2/19	—	(1,387,973)
(1,240)	U.S. Treasury 10 yr Notes	(147,288,750)	(149,048,280)	12/20/18	1,759,530	—
(485)	U.S. Treasury 10 yr Ultra Notes	(61,110,000)	(62,208,268)	12/20/18	1,098,268	—
(1,667)	U.S. Treasury Long Bonds	(234,213,500)	(240,144,460)	12/20/18	5,930,960	—
351	U.S. Treasury Ultra Bonds	54,152,719	56,183,764	12/20/18	—	(2,031,045)

Total Futures Contracts					$9,547,834	$(8,257,109)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]
Centrally Cleared/ Protection Purchased:
CDX.NA.IG.30[3] -Quarterly	78,460,000	1.00%	6/20/23	$1,553,174	$1,163,194	$389,980
CDX.NA.IG.31[3] -Quarterly	276,120,000	1.00%	12/20/23	5,299,657	5,250,704	48,953

Total CDS Contracts				$6,852,831	$6,413,898	$438,933

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[4]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-Semiannual/Quarterly	351,320,000	(1.705%)	2.386%	9/28/19	$(3,739,359)	$(152,257)	$(3,587,102)
4 yr IRS-Semiannual/Quarterly	185,500,000	(2.559%)	2.343%	5/31/22	(3,229,208)	(79,552)	(3,149,656)
4 yr IRS-Semiannual/Quarterly	120,060,000	(2.850%)	2.313%	8/31/22	(936,687)	(30,678)	(906,009)

Reference Obligation/ Payment Frequency	Notional Amount[2]	Floating Interest Rate Paid (Received)[4]	Floating Interest Rate Paid (Received)[5]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Depreciation
Centrally Cleared:
5 yr IRS-Quaterly/Quarterly	250,962,000	(1.930%)	2.396%	12/19/23	$(103,806)	$—	$(103,806)

						—	(103,806)

Total IRS Contracts						$(262,487)	$(7,746,573)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

1Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2018.

2Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North America entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/documentation.

4Rate resets based on LIBOR03M.

5Rate resets based on FEDLO1.

Summary of Abbreviations:

BB–Barclays Bank

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap North America Investment Grade

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

FEDLO1–Federal Funds Rate

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IMM–International Monetary Market

IRS–Interest Rate Swap

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–United States Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund

Notes

September 30, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask price, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$58,031,759	$—	$58,031,759
Agency Commercial Mortgage-Backed Securities	—	12,461,278	—	12,461,278
Agency Mortgage-Backed Securities	—	653,847,251	3,249,257	657,096,508
Corporate Bonds	—	544,298,223	—	544,298,223
Non-Agency Asset-Backed Securities	—	91,271,987	—	91,271,987
Non-Agency Collateralized Mortgage Obligations	—	86,479,054	—	86,479,054
Non-Agency Commercial Mortgage-Backed Securities	—	80,889,595	—	80,889,595
Regional Bonds	—	4,459,511	—	4,459,511
Sovereign Bonds	—	98,358,903	—	98,358,903
Supranational Bank	—	456,314	—	456,314
U.S. Treasury Obligations	—	129,611,783	—	129,611,783
Option Purchased	—	89,219	—	89,219
Money Market Fund	90,133,014	—	—	90,133,014
Short-Term Investments	—	68,507,316	—	68,507,316

Total Investments	$90,133,014	$1,828,762,193	$3,249,257	$1,922,144,464

Derivatives:
Assets:
Futures Contracts	$9,547,834	$—	$—	$9,547,834

Swap Contracts	$—	$438,933	$—	$438,933

Liabilities:
Futures Contracts	$(8,257,109)	$—	$—	$(8,257,109)

Swap Contracts	$—	$(7,746,573)	$—	$(7,746,573)

Options Written	$—	$(87,500)	$—	$(87,500)

During the period ended September 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Western Asset Core Bond Fund–18

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	11/12/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	11/12/18

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	11/15/18

*	Print the name and title of each signing officer under his or her signature.